UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22811

Bridge Builder Trust

(Exact name of registrant as specified in charter)

Bridge Builder Trust

12555 Manchester Road

Des Peres, MO, 63131

(Address of principal executive offices)

Evan S. Posner, Secretary

Bridge Builder Trust

c/o 12555 Manchester Road

Des Peres, MO 63131

(Name and address of Agent for service)

Registrant’s telephone number, including area code: (314) 515-3289

Date of fiscal year end: June 30

Date of reporting period: December 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

a)

The following is a copy of the Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

b)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

MUTUAL FUNDS Bridge Builder Core Bond Fund Bridge Builder Core Plus Bond Fund Bridge Builder Municipal Bond Fund TM Bridge Builder Large Cap Growth Fund Bridge Builder Large Cap Value Fund Bridge Builder Small/Mid Cap Growth Fund Bridge Builder Small/Mid Cap Value Fund Bridge Builder International Equity Fund 2021 Semiannual Report December 31, (Unaudited)

Semiannual Report • December 31, 2021

Bridge Builder Mutual Funds

Letter to Shareholders (Unaudited)

Dear Shareholder,

It is our pleasure to provide you with the Bridge Builder Mutual Funds (“Funds” or individually a “Fund”) semiannual report for the six-month period ended December 31, 2021. In this report you will find fund performance information, summary schedule of investments, financial statements and other important information about each of the Funds.

The Funds are available exclusively through Edward Jones Advisory Solutions®, an asset allocation program providing investment advisory services. Each Fund uses a multi-manager structure, where several leading asset management firms are selected to invest a portion of a fund’s assets. Each manager within a Fund brings a unique perspective and investment approach. The Funds are managed according to the key tenets of our investment philosophy: diversification, high quality and a long-term approach.

All of the Funds’ sub-advisers are selected by Olive Street Investment Advisers, LLC (“Olive Street” or “Adviser”), an affiliate of Edward Jones, and approved by the Funds’ Board of Trustees. Olive Street strives to combine complementary investment styles, performance patterns and portfolio characteristics that have generally demonstrated a track record of success.

Since the inception of the Funds in 2013, they have provided investors in Edward Jones Advisory Solutions® with several important benefits. These benefits include: manager selection with oversight by Edward Jones’ Portfolio Solutions and Investment Management Research teams, access to certain institutional managers and investment strategies that are not available in the retail mutual fund marketplace, the ability to make changes among managers within the Funds in a cost-efficient manner, and lower overall Fund costs compared to Morningstar® category averages. As a result, your ownership of the Funds as part of Edward Jones Advisory Solutions® has played an important role in the performance of your account.

Over the course of the past six-months, there have been certain changes to the Funds’ lineup of sub-advisers. In September of 2021, Victory Capital Management, Inc. and Driehaus Capital Management, LLC were added as sub-advisers to the Bridge Builder Small/Mid Cap Growth Fund. In October of 2021, BlackRock Investment Management, LLC replaced T. Rowe Price Associates, Inc. as a sub-adviser to the Bridge Builder Core Plus Bond Fund.

For additional information about the Funds, visit www.bridgebuildermutualfunds.com.

We look forward to playing an important role in helping you pursue your financial goals.

Sincerely,

William Fiala Chairman, Bridge Builder Trust

Tom Kersting President, Olive Street Investment Advisers, LLC Principal, Edward Jones Investment, Protection & Retirement Products

Semiannual Report • December 31, 2021	1

Bridge Builder Core Bond Fund

Fund Characteristics and Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Core Bond Fund (the “Fund”) is to provide total return (capital appreciation plus income).

Summary of the Investment Strategy

The Fund’s assets are allocated across different fixed-income market sectors and maturities. Most of the Fund’s investments are in fixed-income securities issued or guaranteed by the U.S. government or its agencies; corporate bonds; asset-backed securities, including collateralized loan obligations and other collateralized debt obligations; privately-issued securities; floating rate securities; and mortgage-related and mortgage-backed securities. The Fund may invest in securities issued by foreign entities, including emerging market securities. The Fund employs a multi-manager sub-advised structure.

Investment Sub-advisers

Robert W. Baird & Co. Inc. utilizes a structured, risk-controlled philosophy with a disciplined duration approach to invest its allocated portion of the Fund’s assets.	J.P. Morgan Investment Management, Inc. incorporates a bottom-up, value-oriented approach in managing its allocated portion of the Fund’s assets.

Loomis, Sayles & Company, L.P.

employs an investment philosophy

that focuses on relative value

investing on a risk-adjusted basis, seeking to add value for clients primarily through security selection while managing top-down risks in the portfolio.

PGIM, Inc. uses a team approach to attempt to add value by tilting toward fixed-income sectors that it believes are attractive and by utilizing its extensive research capabilities to choose attractive fixed-income securities within sectors.

Average Annual Total Returns as of December 31, 2021

	1 Year	5 Years	Since Inception (10/28/2013)
Bridge Builder Core Bond Fund	-1.13%	4.10%	3.61%
Bloomberg U.S. Aggregate Bond Index	-1.54%	3.57%	3.16%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.35%(1) and 0.14%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Security Type Breakdown	(% of Investments)
Mortgage-Backed Obligations	30.9%
Corporate Bonds	29.1
Government Related	22.6
Asset-Backed Obligations	10.1
Short-Term Investments	7.3
Preferred Stocks	0.0	*

*	Amount less than 0.05%.

2	Semiannual Report • December 31, 2021

Bridge Builder Core Plus Bond Fund

Fund Characteristics and Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Core Plus Bond Fund (the “Fund”) is to provide total return (capital appreciation plus income).

Summary of the Investment Strategy

The Fund’s assets are allocated across different fixed-income market sectors and maturities. Most of the Fund’s investments are in fixed-income securities issued or guaranteed by the U.S. government or its agencies; corporate bonds; convertible securities; corporate commercial paper; asset-backed securities, including collateralized loan obligations and other collateralized debt obligations; privately-issued securities; floating rate securities; inflation-linked securities and other inflation-indexed bonds issued both by governments and corporations; structured securities; and mortgage-related and mortgage-backed securities. The Fund may invest in high-yield securities deemed below investment grade, and securities issued by foreign entities, including emerging market securities. The Fund may buy or sell futures, swaps, or forward contracts to gain or hedge exposure to risk factors or to alter the Fund’s investment characteristics. The Fund employs a multi-manager sub-advised structure.

Investment Sub-advisers

Pacific Investment Management Company LLC seeks to achieve the Fund’s investment objective by investing in a multi-sector portfolio of fixed-income instruments of varying maturities, which may be represented by derivatives such as futures, forwards or swap contracts.

BlackRock Investment Management, LLC will buy or sell securities whenever its portfolio management team sees an appropriate opportunity. Under normal circumstances, BlackRock invests primarily in fixed income securities and derivatives with similar economic characteristics.

Loomis, Sayles & Company, L.P.

generally seeks fixed-income securities of issuers whose credit profiles it believes are improving. Loomis Sayles relies primarily on issue selection as the key driver to investment performance. Loomis Sayles also analyzes different sectors of the economy and differences in the yields of various fixed-income securities in an effort to find securities that it believes may produce attractive returns in comparison to these securities’ risks.

Metropolitan West Asset Management, LLC employs a value-oriented fixed-income management philosophy and an investment process predicated on a long-term economic outlook.

Average Annual Total Returns of December 31, 2021

	1 Year	5 Years	Since Inception (7/13/2015)
Bridge Builder Core Plus Bond Fund	-0.31%	4.52%	4.04%
Bloomberg U.S. Aggregate Bond Index	-1.54%	3.57%	3.32%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.38%(1) and 0.15%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Security Type Breakdown	(% of Investments)
Corporate Bonds	29.4%
Mortgage-Backed Obligations	22.5
Government Related	20.6
Short-Term Investments	17.1
Asset-Backed Obligations	8.7
Bank Loans	1.0
Convertible Securities	0.3
Convertible Preferred Stocks	0.2
Common Stocks	0.1
Preferred Stocks	0.1
Warrants	0.0	*

*	Amount less than 0.05%.

Semiannual Report • December 31, 2021	3

Bridge Builder Municipal Bond Fund

Fund Characteristics and Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Municipal Bond Fund (the “Fund”) is to provide current income exempt from federal tax, with a secondary goal of preservation of investment principal.

Summary of the Investment Strategy

The Fund invests, under normal conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in municipal securities of any maturity or duration whose interest is exempt from federal income tax. These municipal securities include debt obligations issued by or on behalf of a state or local entity or other qualifying issuer that pay interest that is, in the opinion of bond counsel to the issuer, generally excludable from gross income for federal income tax purposes. Interest may be includable in taxable income for certain non-corporate taxpayers subject to the federal alternative minimum tax. The Fund employs a multi-manager sub-advised structure.

Investment Sub-advisers

FlAM LLC allocates assets across different market sectors and maturities, normally investing in investment-grade municipal securities. When selecting investments, FlAM analyzes issuer credit quality, security-specific features, current and potential future valuation and trading opportunities.	T. Rowe Price Associates Inc. uses an active investment management approach that emphasizes the value of in-depth fundamental credit research, diversification and risk management practices. By using fundamental research, T. Rowe Price seeks to add value through sector weights and issue selection over a full market cycle.	MacKay Shields, LLC is a fundamental relative-value bond management boutique that believes strong long-term performance can be achieved through an actively managed, research-driven, relative-value approach. Their investment strategy combines a macroeconomic view coupled with credit research driven security selection. In doing so, the investment process seeks to identify mispricings and opportunities for total return with an emphasis on risk management.	BlackRock Investment Management, LLC takes a top-down, bottom-up approach with a flexible investment framework. Their security selection process is based on the relative value outlook and the quantitative assessment of the security and portfolio. BlackRock seeks total return derived primarily from coupon interest, and secondarily, capital appreciation.

Average Annual Total Returns as of December 31, 2021

	1 Year	5 Years	Since Inception (9/14/2015)
Bridge Builder Municipal Bond Fund	2.03%	3.89%	3.39%
Bloomberg Municipal 1-15 Year Index	0.86%	3.57%	3.14%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.38%(1) and 0.16%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Security Type Breakdown	(% of Investments)
General Revenue	28.1%
General Obligation	16.7
Healthcare	16.2
Transportation	13.0
Education	8.5
Utilities	7.8
Housing	5.9
Short-Term Investments	3.8

Breakdown by State	(% of Long-Term Investments)
New York	11.0%
Texas	8.5
Illinois	8.2
California	7.1
Florida	5.6
Pennsylvania	4.9
New Jersey	4.5
Georgia	3.6
Washington	3.3
Michigan	3.0
Other	40.3

4	Semiannual Report • December 31, 2021

Bridge Builder Large Cap Growth Fund

Fund Characteristics and Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Large Cap Growth Fund (the “Fund”) is to provide capital appreciation.

Summary of the Investment Strategy

The Fund primarily invests in equity securities of large-capitalization companies, which are defined by the Fund as those companies whose market capitalizations at the time of purchase typically fall within the range of the Russell 1000® Index. The Fund follows an investing style that favors growth investments and employs a multi-manager sub-advised structure.

Investment Sub-advisers

Lazard Asset Management LLC invests primarily in equity securities of U.S. companies that have strong and/or improving financial productivity and are undervalued based on their earnings, cash flow or asset values.	Sustainable Growth Advisers, LP seeks to identify large- capitalization companies that exhibit characteristics such as pricing power, repeat revenue streams and global reach that seem to have the potential for long-term earnings growth within the context of low business risk.	Jennison Associates LLC invests in companies that have strong capital appreciation potential. It follows a highly disciplined investment selection and management process of identifying companies that show superior absolute and relative earnings growth and are believed to be attractively valued.	BlackRock Investment Management, LLC invests in equity securities with the objective of approximating the capitalization weighted total rate of return of the segment of the United States market for publicly traded equity securities represented by the 1,000 largest capitalized companies.

Average Total Annual Returns as of December 31, 2021

	1 Year	5 Years	Since Inception (4/27/2015)
Bridge Builder Large Cap Growth Fund	23.24%	22.70%	17.20%
Russell 1000® Growth Index	27.60%	25.32%	19.53%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.45%(1) and 0.19%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Information Technology	33.0%
Healthcare	16.2
Consumer Discretionary	15.0
Communication Services	12.6
Financials	7.3
Industrials	4.9
Consumer Staples	3.5
Materials	2.5
Short-Term Investments	2.1
Real Estate	2.1
Energy	0.8
Utilities	0.0	*

*	Amount less than 0.05%.

Top Ten Equity Holdings	(% of Net Assets)
Microsoft Corp.	6.6%
Amazon.com, Inc.	5.3
Alphabet, Inc. – Class A	3.4
Visa, Inc. – Class A	3.2
Apple, Inc.	2.5
Danaher Corp.	2.4
Salesforce.com, Inc.	2.3
Alphabet, Inc. – Class C	2.2
UnitedHealth Group, Inc.	2.1
Thermo Fisher Scientific, Inc.	2.0

Semiannual Report • December 31, 2021	5

Bridge Builder Large Cap Value Fund

Fund Characteristics and Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Large Cap Value Fund (the “Fund”) is to provide capital appreciation.

Summary of the Investment Strategy

The Fund primarily invests in equity securities of large capitalization companies, which are defined by the Fund as those companies whose market capitalizations at the time of purchase typically fall within the range of the Russell 1000® Index. The Fund follows an investing style that favors value investments and employs a multi-manager sub-advised structure.

Investment Sub-advisers

Artisan Partners Limited

Partnership employs a fundamental investment process to construct a diversified portfolio of equity securities that are undervalued, in solid financial condition and have attractive business economics.

Barrow, Hanley, Mewhinney &

Strauss, LLC searches for companies that are temporarily undervalued for reasons Barrow Hanley can identify, understand, and believe will improve over time. In its valuation framework, Barrow Hanley strives to construct portfolios that trade at levels below the market across multiple metrics, such as the price-to-earnings and the price-to-book ratios, while simultaneously delivering an above-market dividend yield.

Wellington Management

Company, LLP uses substantial proprietary, fundamental research resources to identify companies with superior prospects for dividend growth and capital appreciation that sell at reasonable valuation levels. Wellington Management believes that above-average growth in dividends is an effective and often overlooked indicator of higher quality, shareholder-oriented companies that have the ability to produce consistent, above-average returns over the long-term.

BlackRock Investment Management, LLC invests in equity securities with the objective of approximating the capitalization weighted total rate of return of the segment of the United States market for publicly traded equity securities represented by the 1,000 largest capitalized companies.

LSV Asset Management primarily

invests in large and medium capitalization U.S. companies and uses a bottom-up investment style, seeking to identify companies that are trading at prices substantially below their intrinsic value. LSV follows an active investment strategy, focusing on using data and financial information and combining such information with the rigor of a quantitative model.

T. Rowe Price Associates, Inc.

active investment approach emphasizes the value of large capitalization stocks that have a strong track record of paying dividends or that are believed to be undervalued. T. Rowe Price’s in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth.

Average Annual Total Returns as of December 31, 2021

	1 Year	5 Years	Since Inception (4/27/2015)
Bridge Builder Large Cap Value Fund	26.18%	13.84%	11.77%
Russell 1000® Value Index	25.16%	11.16%	10.11%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.45%(1) and 0.24%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

6	Semiannual Report • December 31, 2021

Bridge Builder Large Cap Value Fund

Fund Characteristics and Fund Performance (Unaudited) (Continued)

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Financials	18.3%
Healthcare	15.7
Industrials	14.4
Consumer Discretionary	10.4
Information Technology	10.1
Consumer Staples	8.0
Communication Services	6.3
Materials	5.2
Energy	3.7
Real Estate	3.2
Utilities	3.1
Short-Term Investments	1.6

Top Ten Equity Holdings	(% of Net Assets)
Comcast Corp. – Class A	1.7%
Merck & Co., Inc.	1.7
UnitedHealth Group, Inc.	1.5
Raytheon Technologies Corp.	1.4
Northrop Grumman Corp.	1.3
Medtronic Plc	1.2
Goldman Sachs Group, Inc.	1.2
Alphabet, Inc. – Class C	1.2
Chubb Ltd.	1.1
Wells Fargo & Co.	1.1

Semiannual Report • December 31, 2021	7

Bridge Builder Small/Mid Cap Growth Fund

Fund Characteristics and Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Small/Mid Cap Growth Fund (the “Fund”) is to provide capital appreciation.

Summary of the Investment Strategy

The Fund primarily invests in equity securities of small- and mid-capitalization companies, which are defined by the Fund as those companies whose market capitalizations at the time of purchase typically fall within the range of the Russell MidCap® Index and the Russell 2000® Index. The Fund follows an investing style that favors growth investments and employs a multi-manager sub-advised structure.

Investment Sub-advisers

Eagle Asset Management, Inc. invests primarily in small-capitalization companies. The team generally focuses on investing in small-capitalization companies that demonstrate growth potential at a price that does not appear to reflect the company’s true underlying value. The portfolio managers use a three-pronged investment philosophy: quality, valuation and balance.	Champlain Investment Partners, LLC seeks capital appreciation by investing mainly in common stocks of medium-sized companies that it believes have strong long-term fundamentals, superior capital appreciation potential and attractive valuations. Champlain expects to identify a diversified universe of medium-sized companies that trade at a discount to their estimated or intrinsic fair values.	BlackRock Investment Management, LLC invests in equity securities with the objective of approximating the capitalization-weighted total rate of return of the segments of the United States market for publicly traded equity securities represented by the Russell Midcap® Growth Index, which tracks the performance of mid-capitalization companies, and the Russell 2000® Growth Index, which tracks the performance of small-capitalization companies.	Driehaus Capital Management LLC primarily invests in the equity securities of U.S. small capitalization and U.S. medium capitalization companies. Driehaus believes that fundamentally strong companies are more likely to generate superior earnings growth on a sustained basis and are more likely to experience positive earnings revisions. Investment decisions involve evaluating a company’s competitive position and industry dynamics, identifying potential growth catalysts and assessing the financial position of the company.

Victory Capital Management Inc. primarily invests in the equity securities of U.S. small capitalization companies. Victory Capital employs both fundamental analysis and quantitative screening in seeking to identify companies that it believes will produce sustainable earnings growth over a multi-year horizon. Valuation is an integral part of the growth investment process and decisions are based on the team’s expectation of the potential reward relative to risk of each security.

	Stephens Investment Management Group, LLC employs a disciplined, bottom-up investment selection process that combines rigorous fundamental analysis with quantitative screening in an effort to identify companies that exhibit potential for superior earnings growth that is unrecognized by the markets.	Artisan Partners Limited Partnership invests primarily in U.S. mid-capitalization growth companies. The team seeks to identify companies that possess franchise characteristics, are benefiting from an accelerating profit cycle and are trading at a discount to its estimate of private market value.

Average Annual Total Returns as of December 31, 2021

	1 Year	5 Years	Since Inception (4/27/2015)
Bridge Builder Small/Mid Cap Growth Fund	16.37%	19.14%	14.83%
Russell 2500® Growth Index	5.04%	17.65%	13.21%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.66%(1) and 0.37%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

8	Semiannual Report • December 31, 2021

Bridge Builder Small/Mid Cap Growth Fund

Fund Characteristics and Fund Performance (Unaudited) (Continued)

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Information Technology	26.9%
Healthcare	21.6
Industrials	15.5
Consumer Discretionary	12.5
Financials	9.5
Consumer Staples	4.1
Communication Services	3.5
Materials	2.3
Short-Term Investments	1.9
Energy	1.1
Real Estate	1.1
Utilities	0.0	*

*	Amount less than 0.05%.

Top Ten Equity Holdings	(% of Net Assets)
Zscaler, Inc.	1.3%
SVB Financial Group	1.3
Fortive Corp.	1.1
HubSpot, Inc.	1.1
Tradeweb Markets, Inc. – Class A	1.0
Veeva Systems, Inc. – Class A	1.0
Generac Holdings, Inc.	1.0
Lattice Semiconductor Corp.	0.9
Catalent, Inc.	0.9
Palo Alto Networks, Inc.	0.8

Semiannual Report • December 31, 2021	9

Bridge Builder Small/Mid Cap Value Fund

Fund Characteristics and Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Small/Mid Cap Value Fund (the “Fund”) is to provide capital appreciation.

Summary of the Investment Strategy

The Fund primarily invests in equity securities of small and mid-capitalization companies, which are defined by the Fund as those companies whose market capitalizations at the time of purchase typically fall within the range of the Russell MidCap® Index and the Russell 2000® Index. The Fund follows an investing style that favors value investments and employs a multi-manager sub-advised structure.

Investment Sub-advisers

Vaughan Nelson Investment Management, L.P. uses a bottom-up value-oriented investment process. Vaughan Nelson seeks companies than typically possess one or more of the following attributes: companies earning a positive return on capital with stable-to-improving returns, valued at a discount to their asset value and/or having an attractive and sustainable dividend level.	Boston Partners Global Investors, Inc. primarily invests in medium-capitalization companies and uses bottom-up fundamental analysis to make investment decisions. Boston Partners’ strategy seeks to add value through bottom-up stock selection. The strategy is designed to identify companies with attractive valuation, sound business fundamentals and improving business momentum.	Silvercrest Asset Management Group LLC invests in small-capitalization companies that typically possess one or more of the following attributes: business that results in relatively consistent longer-term earnings and cash flow growth, franchise/asset value that may make the company attractive to potential acquirers, cyclically depressed earnings and/or cash flow that has potential for improvement, or a catalyst that will promote recognition of the company’s undervalued status.	BlackRock Investment Management, LLC invests in equity securities with the objective of approximating the capitalization-weighted total rate of return of the segments of the United States market for publicly traded equity securities represented by the Russell Midcap® Value Index, which tracks the performance of mid-capitalization companies, and the Russell 2000® Value Index, which tracks the performance of small-capitalization companies.

LSV Asset Management

primarily invests in medium-capitalization companies. LSV uses a bottom-up investment style, seeking to identify companies that are trading at prices substantially below their intrinsic value.

Diamond Hill Capital Management, Inc. typically invests in U.S. equity securities of small to medium market capitalization companies measured at the time of purchase. Diamond Hill’s objective is to seek long-term capital appreciation by investing in companies selling for less than Diamond Hill’s estimate of intrinsic value.

MFS Investment Management

primarily invests in securities of companies with small capitalizations. MFS focuses on investing in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). MFS uses an active bottom-up investment approach to buying and selling investments. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions.

American Century Investment Management, Inc. looks for equity securities of smaller companies whose stock price may not reflect the company’s value. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the value of the company.

Average Annual Total Returns as of December 31, 2021

	1 Year	5 Years	Since Inception (4/27/2015)
Bridge Builder Small/Mid Cap Value Fund	28.02%	10.61%	9.29%
Russell 2500® Value Index	27.78%	9.88%	9.56%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.66%(1) and 0.40%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

10	Semiannual Report • December 31, 2021

Bridge Builder Small/Mid Cap Value Fund

Fund Characteristics and Fund Performance (Unaudited) (Continued)

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Financials	20.8%
Industrials	16.4
Consumer Discretionary	12.3
Information Technology	9.8
Healthcare	9.4
Materials	7.4
Real Estate	6.1
Utilities	5.2
Energy	4.9
Consumer Staples	4.0
Short-Term Investments	1.9
Communication Services	1.8

Top Ten Equity Holdings	(% of Net Assets)
Motorola Solutions, Inc.	0.8%
Skechers USA, Inc. – Class A	0.8
Avantor, Inc.	0.7
WillScot Mobile Mini Holdings Corp. – Class A	0.7
Ameriprise Financial, Inc.	0.7
Crown Holdings, Inc.	0.7
AMETEK, Inc.	0.7
Performance Food Group Co.	0.6
Pioneer Natural Resources Co.	0.6
Fifth Third Bancorp	0.6

Semiannual Report • December 31, 2021	11

Bridge Builder International Equity Fund

Fund Characteristics and Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder International Equity Fund (the “Fund”) is to provide capital appreciation.

Summary of the Investment Strategy

The Fund primarily invests in non-U.S. dollar denominated securities of large-capitalization companies that derive a majority of their revenues or profits from a country or countries other than the United States. The Fund employs a multi-manager sub-advised structure.

Investment Sub-advisers

Baillie Gifford Overseas Limited primarily uses proprietary, fundamental research to identify companies for investment that can exhibit sustained, above-average growth with attractive financial characteristics and sustainable competitive advantages. When evaluating individual companies for investment, Baillie Gifford normally focuses on growth/quality, management, valuation and sell discipline.	BlackRock Investment Management, LLC’s equity index strategies invest in portfolios of international equity securities with the objective of approximating as closely as practicable the capitalization weighted total rates of return of the markets in certain countries for value and growth equity securities traded outside the United States, as represented by the MSCI EAFE Growth and MSCI EAFE Value Indices.	Marathon Asset Management Limited invests primarily in equity securities of non-U.S. issuers in developed and emerging market countries. Marathon-London focuses on identifying attractive long-term investment opportunities as a result of certain “capital cycle” conditions to invest in stocks in industries where consolidation has occurred and return on investment is expected to rise and/or where barriers to entry exist that may allow elevated return on investment to persist for longer than the market expects. Marathon-London’s portfolio is expected to have low turnover, to be well-diversified, and to have a bias towards the smaller capitalization segments of the market.
Pzena Investment Management, LLC focuses on deep value investing, seeking to identify international securities that are trading at prices substantially below their intrinsic value but have solid long term prospects.	Mondrian Investment Partners Limited employs a long-only, value investment philosophy. Portfolio construction is primarily driven by detailed bottom-up stock selection, based on rigorous dividend discount valuation analysis.	WCM Investment Management uses a bottom-up approach that seeks to identify companies with attractive fundamentals, such as long-term growth in revenue and earnings, and that show a high probability for superior future growth. WCM’s investment process focuses on seeking industry-leading companies that WCM believes possess growing competitive advantages; corporate cultures emphasizing strong, quality and experienced management; low or no debt; and attractive relative valuations.

Average Annual Total Returns as of December 31, 2021

	1 Year	5 Years	Since Inception (7/06/2015)
Bridge Builder International Equity Fund	10.44%	11.15%	8.07%
MSCI EAFE Index	11.26%	9.55%	6.62%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.63%(1) and 0.32%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

12	Semiannual Report • December 31, 2021

Bridge Builder International Equity Fund

Fund Characteristics and Fund Performance (Unaudited) (Continued)

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Consumer Discretionary	16.2%
Industrials	15.8
Financials	13.9
Healthcare	13.3
Information Technology	12.9
Consumer Staples	7.8
Communication Services	6.3
Materials	5.0
Energy	3.7
Utilities	3.2
Short-Term Investments	1.7
Real Estate	0.2

Top Ten Equity Holdings	(% of Net Assets)
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	1.3%
Tesco Plc	1.2
Honda Motor Co. Ltd.	1.2
Enel SpA	1.2
Novartis AG	1.2
Sanofi SA	1.2
United Overseas Bank Ltd.	1.1
Nippon Telegraph & Telephone Corp.	1.1
Lloyds Banking Group Plc	1.1
Roche Holding AG	1.0

ADR – American Depositary Receipt

Country Breakdown	(% of Long-Term Investments)
Japan	19.8%
United Kingdom	16.7
France	8.0
Germany	6.6
Switzerland	6.4
Netherlands	4.6
Sweden	3.9
Italy	3.5
China	3.2
Hong Kong	2.8
Other	24.5

Semiannual Report • December 31, 2021	13

Bridge Builder Mutual Funds

Fund Characteristics and Fund Performance (Unaudited)

Disclosures

(1)	The Gross Expense Ratio, per the Fund’s prospectus, includes all categories of expenses before any expense reductions or fee waivers.
(2)	Olive Street has contractually agreed, until at least October 28, 2022 to waive its management fees to the extent management fees to be paid to the Adviser exceed the management fees the Fund is required to pay the Fund’s Sub-advisers. This contractual agreement may only be changed or eliminated with the approval of the Board of Trustees. Such waivers are not subject to recoupment by Olive Street.
(3)	Fund holdings, sector and portfolio characteristics are subject to change at any time and are not recommendations to buy or sell any security.

Mutual fund investing involves risk. The value of your investment in a Fund could go down as well as up. Investing in the bond market is subject to certain risks including market, credit, interest-rate and liquidity. Investments in asset-backed, mortgage-related and mortgage-backed securities may be more sensitive to changes in interest rates, prepayments and impairment of the value of the collateral underlying the security.

Investments in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The risks to the municipal bond market can include unusual volatility, liquidity issues, the inability of the issuer to repay the obligation and a tax risk to the investor if the municipal obligation fails to meet requirements. There is no guarantee that all of the municipal bond income will remain exempt from federal or state income taxes. Investments in municipal securities may be adversely affected by unfavorable legislative or political developments and economic developments that impact the financial condition of municipal issuers. Investments in large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies. Investments in small-and mid-cap companies may involve additional risks such as limited liquidity and greater volatility than larger companies. Investments in non-U.S. dollar-denominated foreign securities (including emerging market securities) may be more sensitive to currency fluctuations, political and economic instability, differing government regulations and liquidity risk. Multi-manager and multi-style management may lead to overlapping securities transactions and higher transaction expenses compared to single investment management styles. Outcomes depend on the skill of the sub-advisers and adviser and the allocation of assets amongst them.

You cannot invest directly in an index.

DEFINITIONS

Bloomberg U.S. Aggregate Bond Index measures the performance of the U.S. dollar-denominated investment grade, fixed-rate taxable bond market.

Bloomberg Municipal 1-15 Year Index (1-17) is a subset of the Bloomberg Municipal Bond Index covering only maturities between 1 and 17 years. The Bloomberg Municipal Bond Index is an unmanaged index composed of tax-exempt bonds with maturities greater than one year and a minimum credit rating of Baa.

Duration is a measure of the sensitivity of the price of a fixed-income security (or a portfolio of fixed-income securities) to changes in interest rates.

Free Cash Flow is a measure of financial performance calculated as operating cash flow minus capital expenditures. Free cash flow represents the cash that a company is able to generate after laying out the money required to maintain or expand its asset base. Free cash flow is important because it allows a company to pursue opportunities that enhance shareholder value. Without cash, it’s tough to develop new products, make acquisitions, pay dividends and reduce debt.

The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is an unmanaged index of over 900 companies, and is a generally accepted benchmark for major overseas markets.

Price to Earnings Ratio is a valuation ratio of a company’s current share price compared to its per-share earnings. It is calculated by dividing the current closing price of the stock by the earnings per share of the last four quarters.

Price to Book Ratio is a ratio used to compare a stock’s market value to its book value. It is calculated by dividing the current closing price of the stock by the latest quarter’s book value per share.

The Russell 1000® Index consists of the largest 1,000 companies in a group of 3,000 U.S. companies in the Russell 3000® Index, as ranked by market capitalization.

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values.

The Russell 2000® Index consists of the smallest 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000® Index, as ranked by market capitalization.

14	Semiannual Report • December 31, 2021

Bridge Builder Mutual Funds

Fund Characteristics and Fund Performance (Unaudited) (Continued)

The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000® Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2500® Growth Index measures the performance of the small-to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500® Index companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2500® Value Index measures the performance of the small-to mid-cap value segment of the U.S. equity universe. It includes those Russell 2500® Index companies with lower price-to-book and lower forecasted growth values.

The Russell 3000® Index measures the performance of the 3,000 largest publicly held companies incorporated in the U.S. based on market capitalization.

The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe.

The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.

The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 Index, an unmanaged index, consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value.

Semiannual Report • December 31, 2021	15

Bridge Builder Mutual Funds

Fund Expense Examples (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) ongoing costs, including management fees and other Fund expenses; and (2) Edward Jones Advisory Solutions® program and administrative fees, which are charged outside of the Funds. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The Examples are based on $1,000 invested at the beginning of the period and held for the entire period from July 1, 2021 to December 31, 2021.

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the applicable line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs of owning shares of a Fund only and do not reflect annual Edward Jones Advisory Solutions® program and administrative fees. If fees of Edward Jones Advisory Solutions® had been included, your costs would have been higher. The second line of the table for each Fund is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds

		Beginning account value	Ending account value	Annualized Expense Ratio	Expenses paid during the period*
Bridge Builder Core Bond Fund
	Actual	$1,000.00	$999.90	0.13%	$0.66
	Hypothetical	1,000.00	1,024.55		0.66
Bridge Builder Core Plus Bond Fund
	Actual	1,000.00	1,002.30	0.14	0.71
	Hypothetical	1,000.00	1,024.50		0.71
Bridge Builder Municipal Bond Fund
	Actual	1,000.00	1,003.80	0.15	0.76
	Hypothetical	1,000.00	1,024.45		0.77
Bridge Builder Large Cap Growth Fund
	Actual	1,000.00	1,087.10	0.19	1.00
	Hypothetical	1,000.00	1,024.25		0.97
Bridge Builder Large Cap Value Fund
	Actual	1,000.00	1,068.60	0.23	1.20
	Hypothetical	1,000.00	1,024.05		1.17
Bridge Builder Small/Mid Cap Growth Fund
	Actual	1,000.00	1,043.20	0.36	1.85
	Hypothetical	1,000.00	1,023.39		1.84
Bridge Builder Small/Mid Cap Value Fund
	Actual	1,000.00	1,053.80	0.40	2.07
	Hypothetical	1,000.00	1,023.19		2.04
Bridge Builder International Equity Fund
	Actual	1,000.00	1,001.70	0.36	1.82
	Hypothetical	1,000.00	1,023.39		1.84

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period). Expenses do not include Edward Jones Advisory Solutions® program and administrative fees, which are charged outside of the Funds.

16	Semiannual Report • December 31, 2021

Bridge Builder Core Bond Fund

Summary Schedule of Investments

December 31, 2021 (Unaudited)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
BONDS & NOTES – 97.06%
Asset-Backed Obligations – 10.57%
Various Securities (1)(2)(3)(4)(5)(6)	$1,997,113	$1,994,995

Total Asset-Backed Obligations		1,994,995

Corporate Bonds – 30.51%
Basic Materials – 0.86%
Various Securities (2)(7)	144,900	162,313

Total Basic Materials		162,313

Communications – 2.82%
T-Mobile USA, Inc., 3.88%, Apr. 2030	38,285	41,874
Other Securities (2)	453,467	491,005

Total Communications		532,879

Consumer, Cyclical – 1.44%
Various Securities (2)	264,462	271,505

Total Consumer, Cyclical		271,505

Consumer, Non-cyclical – 3.98%
Various Securities (2)	690,762	750,397

Total Consumer, Non-cyclical		750,397

Diversified – 0.02%
Various Securities (2)	3,965	4,165

Total Diversified		4,165

Energy – 3.18%
Various Securities (2)	544,849	599,015

Total Energy		599,015

Financials – 11.74%
Bank of America Corp., 1.53%-7.75%, Dec. 2023-Jul. 2170 (5)	202,695	209,051
Other Securities (2)(4)(5)(12)	1,926,219	2,006,627

Total Financials		2,215,678

Industrials – 1.86%
Various Securities (2)(3)	330,842	350,766

Total Industrials		350,766

Technology – 1.79%
Various Securities (2)	332,144	338,062

Total Technology		338,062

Utilities – 2.82%
Various Securities (2)(5)	496,006	532,938

Total Utilities		532,938

Total Corporate Bonds		5,757,718

Government Related – 23.65%
Other Government Related – 1.65%
Various Securities (2)(4)(5)	277,267	312,236

Total Other Government Related		312,236

U.S. Treasury Obligations – 22.00%
U.S. Treasury Note/Bond, 0.38%, Jul. 2024	173,425	171,284
U.S. Treasury Note/Bond, 0.38%, Jan. 2026	45,164	43,693
U.S. Treasury Note/Bond, 0.50%, Nov. 2023	39,581	39,429
U.S. Treasury Note/Bond, 0.50%, Feb. 2026	68,133	66,198
U.S. Treasury Note/Bond, 0.63%, Aug. 2030	118,525	110,534

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2021	17

Bridge Builder Core Bond Fund

Summary Schedule of Investments

December 31, 2021 (Unaudited) (Continued)

	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations – 22.00% – (continued)
U.S. Treasury Note/Bond, 0.75%, Mar. 2026 (8)	$125,999	$123,607
U.S. Treasury Note/Bond, 0.75%, Apr. 2026	50,909	49,901
U.S. Treasury Note/Bond, 0.75%, Aug. 2026	38,265	37,408
U.S. Treasury Note/Bond, 0.75%, Jan. 2028	60,000	57,778
U.S. Treasury Note/Bond, 0.88%, Jun. 2026	64,345	63,325
U.S. Treasury Note/Bond, 0.88%, Sep. 2026	41,196	40,461
U.S. Treasury Note/Bond, 1.13%, Oct. 2026	43,373	43,085
U.S. Treasury Note/Bond, 1.13%, Aug. 2028	104,250	102,230
U.S. Treasury Note/Bond, 1.25%, Nov. 2026	44,944	44,916
U.S. Treasury Note/Bond, 1.25%, Dec. 2026	53,329	53,271
U.S. Treasury Note/Bond, 1.25%, Mar. 2028	56,535	56,031
U.S. Treasury Note/Bond, 1.25%, Aug. 2031	92,305	90,243
U.S. Treasury Note/Bond, 1.38%, Dec. 2028	90,000	89,592
U.S. Treasury Note/Bond, 1.38%, Nov. 2031	42,750	42,209
U.S. Treasury Note/Bond, 1.38%, Nov. 2040	183,774	167,478
U.S. Treasury Note/Bond, 1.50%, Nov. 2028	37,441	37,587
U.S. Treasury Note/Bond, 1.75%, Feb. 2022	37,900	37,999
U.S. Treasury Note/Bond, 1.75%, Dec. 2024	37,138	37,985
U.S. Treasury Note/Bond, 1.75%, Aug. 2041	53,033	51,417
U.S. Treasury Note/Bond, 1.88%, Feb. 2041	37,782	37,397
U.S. Treasury Note/Bond, 1.88%, Feb. 2051	41,067	40,631
U.S. Treasury Note/Bond, 2.00%, Nov. 2026	89,550	92,632
U.S. Treasury Note/Bond, 2.25%, Nov. 2025	227,696	237,160
U.S. Treasury Note/Bond, 2.25%, Nov. 2027	107,625	112,994
U.S. Treasury Note/Bond, 2.25%, May 2041	139,259	146,265
U.S. Treasury Note/Bond, 2.25%, Aug. 2046	39,102	41,344
U.S. Treasury Note/Bond, 2.50%, May 2024	46,763	48,579
U.S. Treasury Note/Bond, 2.50%, Feb. 2045	152,050	167,213
U.S. Treasury Note/Bond, 2.88%, May 2043	129,960	151,018
U.S. Treasury Note/Bond, 2.88%, May 2049	53,386	64,309
U.S. Treasury Note/Bond, 3.38%, Nov. 2048	48,630	63,627
U.S. Treasury Strip Coupon, 0.00%, Feb. 2032	46,250	39,056
U.S. Treasury Note/Bond, 0.25%-5.00%, Jan. 2022-Nov. 2051	946,670	997,950
U.S. Treasury Strip Coupon, 0.00%, Feb. 2022-May 2043	281,992	246,404
Other Securities (9)	5,823	6,720

Total U.S. Treasury Obligations		4,150,960

Total Government Related		4,463,196

Mortgage-Backed Obligations – 32.33%
Fannie Mae, 2.00%, Jan. 2037 (10)	46,140	47,244
Fannie Mae, 2.00%, Jan. 2052 (10)	171,585	171,056
Fannie Mae, 2.50%, Jan. 2052 (10)	130,120	132,754
Fannie Mae, 2.50%, Feb. 2052 (10)	160,365	163,203
Fannie Mae, 3.00%, Jan. 2052 (10)	91,335	94,620
Fannie Mae, 3.50%, Jan. 2052 (10)	40,555	42,693
Fannie Mae Pool, 2.00%, May 2041	37,570	38,175
Fannie Mae Pool, 2.50%, Oct. 2050	47,366	48,371
Freddie Mac Pool, 2.50%, Oct. 2050	36,128	37,157
Ginnie Mae, 3.00%, Jan. 2052 (10)	46,775	48,396
Ginnie Mae II Pool, 2.50%, Mar. 2051	35,383	36,370
Ginnie Mae II Pool, 2.50%, Aug. 2051	69,985	71,758
Fannie Mae, 3.00%-4.50%, Jan. 2052-Feb. 2052 (10)	47,035	49,853
Fannie Mae Pool, 0.44%-8.50%, Mar. 2022-Jul. 2060 (5)(6)	1,197,106	1,254,087
Freddie Mac Gold Pool, 2.00%-10.00%, Mar. 2022-Feb. 2048	251,208	269,980
Freddie Mac Multifamily Structured Pass Through Certificates, 0.72%-3.99%, May 2022-Oct. 2033 (6)	541,182	256,377
Freddie Mac Pool, 1.50%-4.50%, Aug. 2035-Jan. 2052	296,046	306,026
Ginnie Mae, 2.50%, Jan. 2052 (10)	18,800	19,252
Ginnie Mae II Pool, 1.61%-8.50%, Mar. 2025-Nov. 2071 (5)(6)(8)	442,015	470,672

The accompanying notes are an integral part of these financial statements.

18	Semiannual Report • December 31, 2021

Bridge Builder Core Bond Fund

Summary Schedule of Investments

December 31, 2021 (Unaudited) (Continued)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 32.33% – (continued)
Other Securities (1)(2)(3)(4)(5)(6)	$2,702,193	$2,543,303

Total Mortgage-Backed Obligations		6,101,347

Total Bonds & Notes (Cost: $17,918,150)		18,317,256

	Shares (000s)	Value (000s)

PREFERRED STOCKS – 0.01%
Financials – 0.01%
State Street Corp., 5.35%	95	2,718

Total Financials		2,718

Total Preferred Stocks (Cost: $2,375)		2,718

SHORT-TERM INVESTMENTS – 7.60%
Money Market Funds – 7.30%
Fidelity Institutional Money Market Government Fund – Class I, 0.01% (11)	1,378,016	1,378,016

Total Money Market Funds		1,378,016

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.30%
Bank of Montreal, London, 0.01% due 01/03/2022	$1,665	1,665
Royal Bank of Canada, Toronto, 0.01% due 01/03/2022	38,232	38,232
Sumitomo, Tokyo, 0.01% due 01/03/2022	16,783	16,783

Total Time Deposits		56,680

Total Short-Term Investments (Cost: $1,434,696)		1,434,696

TOTAL INVESTMENTS IN SECURITIES – 104.67% (Cost: $19,355,221)		19,754,670
LIABILITIES IN EXCESS OF OTHER ASSETS – (4.67)%		(882,818)

TOTAL NET ASSETS – 100.00%		$18,871,852

Percentages are stated as a percent of net assets.

(1)	Includes securities categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $127,220, which represents 0.67% of total net assets.

(2)	Includes securities purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $3,841,074, which represents 20.35% of total net assets.

(3)	Includes step-up bonds that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of December 31, 2021.

(4)	Includes inverse floating rate securities whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.

(5)	Includes variable rate securities based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2021.

(6)	Includes variable rate securities. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of December 31, 2021.

(7)	Includes securities in default as of December 31, 2021. The value of these securities totals $346, which represents 0.00% of total net assets.

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2021	19

Bridge Builder Core Bond Fund

Summary Schedule of Investments

December 31, 2021 (Unaudited) (Continued)

(8)	Assigned as collateral for certain futures contracts. The value of these pledged issues totals $47,109, which represents 0.25% of total net assets.

(9)	Includes inflation protected securities. The value of these securities totals $6,720, which represents 0.04% of total net assets.

(10)	Delayed delivery purchase commitment security or includes delayed delivery purchase commitment securities. The value of these securities totals $769,071, which represents 4.08% of total net assets.

(11)	Represents annualized seven-day yield as of the close of the reporting period.

(12)	Includes securities restricted at December 31, 2021. The value of the restricted securities totals $6,689, which represents 0.04% of total net assets.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
1,560	U.S. 2 Year Note Future	Mar. 2022	$340,652	$340,348	$(304)
3,998	U.S. 5 Year Note Future	Mar. 2022	482,606	483,664	1,058
313	U.S. 10 Year Note Future	Mar. 2022	40,586	40,837	251
1,713	U.S. Ultra Bond Future	Mar. 2022	332,205	337,675	5,470

					6,475

Number of Contracts Sold	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
(584)	U.S. Long Bond Future	Mar. 2022	$(93,294)	$(93,696)	$(402)

					$6,073

The accompanying notes are an integral part of these financial statements.

20	Semiannual Report • December 31, 2021

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2021 (Unaudited)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

BONDS & NOTES – 91.40%
Asset-Backed Obligations – 9.77%
Towd Point Mortgage Trust 2019-4, 2.90%, Oct. 2059, Series 2019-4, Class A1 (1)(5)	$72,196	$73,585
Other Securities *(1)(2)(3)(4)(5)	3,384,395	3,304,793

Total Asset-Backed Obligations		3,378,378

Corporate Bonds – 32.98%
Basic Materials – 0.99%
Various Securities *(1)(2)(17)	321,925	343,586

Total Basic Materials		343,586

Communications – 4.66%
Various Securities *(1)(6)(7)(17)	1,585,887	1,613,687

Total Communications		1,613,687

Consumer, Cyclical – 3.12%
Nissan Motor Co. Ltd., 4.81%, Sep. 2030 (1)	61,699	69,002
Other Securities *(1)(2)(3)(17)	983,068	1,009,126

Total Consumer, Cyclical		1,078,128

Consumer, Non-cyclical – 4.39%
Various Securities *(1)	1,415,440	1,518,688

Total Consumer, Non-cyclical		1,518,688

Energy – 2.49%
Various Securities *(1)(6)(7)(17)	817,258	859,966

Total Energy		859,966

Financials – 11.56%
Various Securities *(1)(2)(3)(4)(17)	3,891,102	4,001,823

Total Financials		4,001,823

Government – 0.11%
Various Securities *(1)	9,499,445	39,663

Total Government		39,663

Industrials – 1.74%
Various Securities *(1)(2)(17)	566,756	600,296

Total Industrials		600,296

Technology – 2.12%
Various Securities (1)(17)	709,489	734,172

Total Technology		734,172

Utilities – 1.80%
Various Securities (1)(17)	601,253	621,798

Total Utilities		621,798

Total Corporate Bonds		11,411,807

Convertible Securities – 0.36%
Communications – 0.17%
Various Securities (1)	54,855	57,721

Total Communications		57,721

Consumer, Cyclical – 0.07%
Various Securities (1)	23,880	26,147

Total Consumer, Cyclical		26,147

Consumer, Non-cyclical – 0.12%
Various Securities	41,185	41,449

Total Consumer, Non-cyclical		41,449

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2021	21

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2021 (Unaudited) (Continued)

	Principal Amount (000s)		Value (000s)
Financials – 0.00% (8)
CBL & Associates HoldCo II LLC, 7.00%, Nov. 2028 (1)		$23	$44

Total Financials			44

Total Convertible Securities			125,361

Government Related – 23.06%
Other Government Related – 2.78%
Brazil Letras do Tesouro Nacional, 0.00%, Oct. 2022	BRL	436,300	72,043
Republic of South Africa Government Bond, 10.50%, Dec. 2026	ZAR	1,668,900	115,835
Other Securities *(1)(2)(4)(7)(17)		9,352,406	773,395

Total Other Government Related			961,273

U.S. Treasury Obligations – 20.28%
U.S. Treasury Note/Bond, 0.13%, Apr. 2022		$78,405	78,407
U.S. Treasury Note/Bond, 0.13%, Sep. 2022		78,645	78,540
U.S. Treasury Note/Bond, 0.13%, Feb. 2023		97,570	97,170
U.S. Treasury Note/Bond, 0.13%, Apr. 2023		111,785	111,187
U.S. Treasury Note/Bond, 0.13%, Aug. 2023		100,725	99,840
U.S. Treasury Note/Bond, 0.25%, Sep. 2023		263,230	261,379
U.S. Treasury Note/Bond, 0.38%, Mar. 2022		83,370	83,427
U.S. Treasury Note/Bond, 0.38%, Oct. 2023		395,755	393,421
U.S. Treasury Note/Bond, 0.38%, Apr. 2025		78,585	76,841
U.S. Treasury Note/Bond, 0.50%, Nov. 2023		504,175	502,245
U.S. Treasury Note/Bond, 0.50%, Mar. 2025		78,585	77,280
U.S. Treasury Note/Bond, 0.75%, Aug. 2026		78,585	76,826
U.S. Treasury Note/Bond, 0.88%, Sep. 2026		494,910	486,075
U.S. Treasury Note/Bond, 0.88%, Nov. 2030 (10)		417,800	397,220
U.S. Treasury Note/Bond, 1.13%, Oct. 2026		517,330	513,895
U.S. Treasury Note/Bond, 1.13%, Feb. 2028		76,082	74,976
U.S. Treasury Note/Bond, 1.13%, Feb. 2031		711,126	690,153
U.S. Treasury Note/Bond, 1.25%, Nov. 2026		108,075	108,007
U.S. Treasury Note/Bond, 1.25%, Mar. 2028		290,028	287,445
U.S. Treasury Note/Bond, 1.38%, Nov. 2031		327,645	323,498
U.S. Treasury Note/Bond, 1.38%, Aug. 2050		73,900	64,735
U.S. Treasury Note/Bond, 1.88%, Nov. 2051		692,884	687,363
U.S. Treasury Note/Bond, 2.25%, May 2041		111,485	117,094
U.S. Treasury Note/Bond, 2.25%, Aug. 2049		116,300	124,473
U.S. Treasury Note/Bond, 3.00%, Feb. 2049		64,740	79,595
U.S. Treasury Note/Bond, 0.13%-3.13%, May 2022-Aug. 2051 (10)		976,277	996,382
Other Securities (9)(10)		110,491	131,779

Total U.S. Treasury Obligations			7,019,253

Total Government Related			7,980,526

Mortgage-Backed Obligations – 25.23%
Extended Stay America Trust 2021-ESH, 1.19%, (1 Month LIBOR USD + 1.08%, 1.08% Floor), Jul. 2038, Series 2021-ESH, Class A (1)(2)		74,214	74,312
Fannie Mae, 1.50%, Feb. 2037 (11)		74,675	74,744
Fannie Mae, 2.00%, Jan. 2037 (11)		83,753	85,757
Fannie Mae, 2.00%, Feb. 2037 (11)		131,050	133,960
Fannie Mae, 2.00%, Jan. 2052 (11)		67,692	67,483
Fannie Mae, 2.00%, Feb. 2052 (11)		1,474,674	1,466,847
Fannie Mae, 2.50%, Jan. 2052 (11)		382,207	389,943
Fannie Mae, 2.50%, Feb. 2052 (11)		1,053,317	1,071,961
Fannie Mae, 3.00%, Feb. 2052 (11)		83,475	86,350
Fannie Mae, 3.00%, Mar. 2052 (11)		99,000	102,332
Fannie Mae, 4.00%, Jan. 2052 (11)		106,115	112,872
Fannie Mae, 4.00%, Feb. 2052 (11)		90,410	96,113
Freddie Mac Pool, 2.00%, Apr. 2051		88,634	88,440
Ginnie Mae, 2.00%, Jan. 2052 (11)		102,544	103,470

The accompanying notes are an integral part of these financial statements.

22	Semiannual Report • December 31, 2021

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2021 (Unaudited) (Continued)

	Principal Amount (000s)		Value (000s)
Mortgage-Backed Obligations – 25.23% – (continued)
Ginnie Mae, 2.00%, Feb. 2052 (11)		$79,450	$80,021
Ginnie Mae, 2.50%, Jan. 2052 (11)		149,860	153,466
Ginnie Mae, 2.50%, Feb. 2052 (11)		65,725	67,160
Ginnie Mae, 3.00%, Jan. 2052 (11)		84,143	87,059
Towd Point Mortgage Funding, 0.95%, (3 Month Sterling Overnight Interbank Average Rate + 0.90%), Jul. 2045, Series 2019-A13A, Class A1 (1)(2)	GBP	80,299	108,874
Fannie Mae, 1.50%-4.50%, Jan. 2037-Mar. 2052 (11)		$244,806	248,782
Fannie Mae Pool, 2.00%-6.00%, Feb. 2030-Jul. 2051		792,228	835,821
Ginnie Mae, 3.50%-4.50%, Jan. 2052-Dec. 2052 (11)		13,182	13,860
Ginnie Mae II Pool, 2.50%-5.50%, Feb. 2043-Oct. 2051		343,463	360,196
Other Securities *(1)(2)(3)(4)(5)(12)(17)		3,071,858	2,821,589

Total Mortgage-Backed Obligations			8,731,412

Total Bonds & Notes (Cost: $31,461,206)			31,627,484

BANK LOANS – 1.22%
Various Securities *(2)		423,569	423,212

Total Bank Loans (Cost: $424,414)			423,212

	Shares (000s)		Value (000s)
COMMON STOCKS – 0.10%
Communications – 0.07%
Various Securities (12)(13)		2,929	24,253

Total Communications			24,253

Consumer Discretionary – 0.03%
Neiman Marcus Group, Inc. (12)(13)(17)		62	9,121

Total Consumer Discretionary			9,121

Energy – 0.00% (8)
Various Securities (1)(12)(13)(17)		18	432

Total Energy			432

Financials – 0.00% (8)
Voyager Aviation Holdings LLC (1)(12)(13)(14)		0	—

Total Financials			—

Industrials – 0.00% (8)
AMI Investments LLC (12)(13)(17)		206	1,179

Total Industrials			1,179

Total Common Stocks (Cost: $29,822)			34,985

CONVERTIBLE PREFERRED STOCKS – 0.19%
Consumer, Non-cyclical – 0.01%
Bunge Ltd., 4.88%		23	2,965

Total Consumer, Non-cyclical			2,965

Financials – 0.18%
Various Securities		43	64,004

Total Financials			64,004

Total Convertible Preferred Stocks (Cost: $64,688)			66,969

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2021	23

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2021 (Unaudited) (Continued)

	Shares (000s)		Value (000s)
PREFERRED STOCKS – 0.07%
Communications – 0.07%
AT&T Mobility II LLC, 7.00% (12)(13)(17)		$1,036	$23,912

Total Communications			23,912

Financials – 0.00% (8)
Cayenne Aviation Holdings LLC (1)(12)(13)(14)		0	7

Total Financials			7

Total Preferred Stocks (Cost: $28,084)			23,919

WARRANTS – 0.00% (8)
Windstream Holdings II LLC, expires 09/21/2055 (12)(13)		9	80

Total Warrants (Cost: $92)			80

SHORT-TERM INVESTMENTS – 19.17%
Money Market Funds – 5.90%
Fidelity Institutional Money Market Government Fund – Class I, 0.01% (15)		2,040,515	2,040,515

Total Money Market Funds			2,040,515

	Principal Amount (000s)		Value (000s)
Government Related – 0.05%
Various Securities *		1,042,163	16,423

Total Government Related			16,423

Repurchase Agreements – 0.37%
BNP Paribas SA, 0.04% dated 12/31/2021, due 01/03/2022, repurchase price $77,400 (collateralized by U.S. Treasury Inflation Indexed Bond, value $78,955, 0.25%, 01/15/2025)		$77,400	77,400
JP Morgan Securities LLC, 0.04% dated 12/30/2021, due 01/03/2022, repurchase price $50,000 (collateralized by U.S. Treasury Bond, value $51,297, 1.25%, 05/15/2050)		50,000	50,000

Total Repurchase Agreements			127,400

U.S. Treasury Bills – 12.66%
U.S. Cash Management Bill, 0.00%, Mar. 2022		473,000	472,951
U.S. Treasury Bill, 0.00%, Jan. 2022-Jun. 2022 (10)		3,910,595	3,910,220

Total U.S. Treasury Bills			4,383,171

Time Deposits – 0.19%
ANZ, Hong Kong, -0.33% due 01/04/2022	AUD	73	53
BNP Paribas, Paris, -1.61% due 01/03/2022	CHF	117	129
Brown Brothers Harriman, -10.58% due 01/03/2022	SEK	5	1
Brown Brothers Harriman, 0.01% due 01/05/2022	NZD	89	61
Brown Brothers Harriman, 0.03% due 01/03/2022 (14)	NOK	2	0
Brown Brothers Harriman, 3.45% due 01/03/2022	ZAR	2,548	160
Citibank, London, -0.97% due 01/03/2022	EUR	3,977	4,528
Citibank, London, 0.01% due 01/04/2022	GBP	2,342	3,169
JP Morgan, New York, 0.01% due 01/03/2022		$6,950	6,950
National Australia Bank, London, 0.01% due 01/03/2022		12,863	12,863
Royal Bank of Canada, Toronto, 0.01% due 01/03/2022		37,553	37,553
Royal Bank of Canada, Toronto, 0.01% due 01/04/2022	CAD	143	113

Total Time Deposits			65,580

Total Short-Term Investments (Cost: $6,630,517)			6,633,089

TOTAL INVESTMENTS IN SECURITIES – 112.15% (Cost: $38,638,823)			38,809,738

The accompanying notes are an integral part of these financial statements.

24	Semiannual Report • December 31, 2021

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2021 (Unaudited) (Continued)

	Principal Amount (000s)	Value (000s)
TBA SALE COMMITMENTS – (1.59)%
Mortgage-Backed Obligations – (1.59)%
Fannie Mae, 2.00%-4.50%, Jan. 2037-Mar. 2052 (16)	$(509,063)	$(519,648)
Ginnie Mae, 3.50%, Dec. 2052 (16)	(30,096)	(31,337)

Total TBA Sale Commitments (Proceeds Received: $(551,907))		(550,985)

LIABILITIES IN EXCESS OF OTHER ASSETS – (10.56)%		(3,654,616)

TOTAL NET ASSETS – 100.00%		$34,604,137

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

*	Includes securities whose principal amounts are denominated in a currency other than the U.S. dollar.

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

ZAR	South African Rand

(1)	Security or includes securities purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $7,727,883, which represents 22.33% of total net assets.

(2)	Variable rate security or includes variable rate securities based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2021.

(3)	Includes inverse floating rate securities whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.

(4)	Includes step-up bonds that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of December 31, 2021.

(5)	Variable rate security or includes variable rate securities. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of December 31, 2021.

(6)	Includes payment in-kind securities for which part of the income earned may be paid as additional principal.

(7)	Includes securities in default as of December 31, 2021. The value of these securities totals $42,717, which represents 0.12% of total net assets.

(8)	Amount calculated is less than 0.005%.

(9)	Includes inflation protected securities. The value of these securities totals $131,779, which represents 0.38% of total net assets.

(10)	Assigned as collateral for certain futures contracts, swap contracts and delayed delivery securities. The value of these pledged issues totals $92,962, which represents 0.27% of total net assets.

(11)	Delayed delivery purchase commitment security or includes delayed delivery purchase commitment securities. The value of these securities totals $4,442,180, which represents 12.84% of total net assets.

(12)	Security or includes securities that are categorized as Level 3 per the Trust’s fair value hierarchy. These securities represent $65,405 or 0.19% of the Fund’s net assets.

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2021	25

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2021 (Unaudited) (Continued)

(13)	Non-income producing security or includes securities that are non-income producing.

(14)	A zero balance may reflect actual amounts rounding to less than one thousand.

(15)	Represents annualized seven-day yield as of the close of the reporting period.

(16)	Delayed delivery sale commitment security or includes delayed delivery sales commitment securities. The value of these securities totals $(550,985), which represents (1.59)% of total net assets.

(17)	Security that is restricted or includes securities restricted at December 31, 2021. The value of the restricted securities totals $93,910, which represents 0.27% of total net assets.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
275	Australian 10 Year Bond Future	Mar. 2022	AUD	38,305	$27,844	$(25)
609	Euro-Btp Future	Mar. 2022	EUR	90,699	101,929	(1,332)
2,692	U.S. 2 Year Note Future	Mar. 2022		$588,035	587,319	(716)
2,073	U.S. 2 Year Note Future	Mar. 2022		452,700	452,270	(430)
4,336	U.S. 5 Year Note Future	Mar. 2022		524,792	524,554	(238)
3,603	U.S. 5 Year Note Future	Mar. 2022		434,358	435,879	1,521
8,266	U.S. 10 Year Note Future	Mar. 2022		168,951	168,826	(125)
1,294	U.S. 10 Year Note Future	Mar. 2022		1,074,559	1,078,455	3,896
2,336	U.S. Long Bond Future	Mar. 2022		377,625	374,782	(2,843)
2	U.S. Ultra 10 Year Note Future	Mar. 2022		289	293	4
912	U.S. Ultra Bond Future	Mar. 2022		177,710	179,778	2,068
41	U.S. Ultra Bond Future	Mar. 2022		7,937	8,082	145

						1,925

Number of Contracts Sold	Reference Entity	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
(307)	Euro-Bund Future	Mar. 2022	EUR	(53,531)	$(59,897)	$1,048
(72)	Euro-Buxl 30 Year Bond Future	Mar. 2022		(15,555)	(16,947)	763
(330)	U.S. Long Bond Future	Mar. 2022		$(52,664)	(52,944)	(280)
(1,749)	U.S. Ultra 10 Year Note Future	Mar. 2022		(255,830)	(256,120)	(290)
(1,366)	U.S. Ultra 10 Year Note Future	Mar. 2022		(197,617)	(200,033)	(2,416)
(524)	U.S. Ultra Bond Future	Mar. 2022		(102,190)	(103,294)	(1,104)
(324)	U.S. Ultra Bond Future	Mar. 2022		(63,684)	(63,868)	(184)

						(2,463)

						$(538)

Over-the-Counter Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
AUD	1,910	USD	1,366	01/18/22	Deutsche Bank	$24
AUD	1,450	USD	1,050	01/18/22	J.P. Morgan	5
AUD	24,067	USD	17,386	03/16/22	Morgan Stanley	127
BRL*	383,404	USD	67,884	01/04/22	Goldman Sachs	950
BRL*	383,404	USD	68,704	01/04/22	Morgan Stanley	130
BRL*	5,824	USD	1,020	01/18/22	Goldman Sachs	22
BRL*	383,404	USD	66,694	02/02/22	Morgan Stanley	1,655
BRL*	49,700	USD	8,572	03/16/22	Deutsche Bank	197
CLP	1,469,677	USD	1,710	01/18/22	Citibank	12
EUR	24,032	USD	27,103	01/04/22	BNP Paribas	257
EUR	1,060	USD	1,202	01/04/22	Goldman Sachs	5
EUR	1,220	USD	1,374	01/18/22	Deutsche Bank	15
GBP	2,760	USD	3,685	01/07/22	Bank of America	50

The accompanying notes are an integral part of these financial statements.

26	Semiannual Report • December 31, 2021

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2021 (Unaudited) (Continued)

Over-the-Counter Forward Foreign Currency Exchange Contracts (Continued)

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
GBP	921	USD	1,224	01/07/22	BNP Paribas	$23
GBP	2,629	USD	3,488	01/07/22	Deutsche Bank	71
GBP	845	USD	1,123	01/07/22	Goldman Sachs	21
GBP	1,117	USD	1,482	01/07/22	J.P. Morgan	30
GBP	3,403	USD	4,550	01/07/22	Morgan Stanley	56
IDR*	231,679,385	USD	15,990	01/21/22	BNP Paribas	286
IDR*	44,781,694	USD	3,107	01/21/22	J.P. Morgan	39
IDR*	121,997,498	USD	8,403	01/21/22	Morgan Stanley	167
INR*	269,475	USD	3,545	02/10/22	Bank of America	58
INR*	474,017	USD	6,267	02/10/22	BNP Paribas	70
INR*	449,394	USD	5,919	02/10/22	Deutsche Bank	89
INR*	904,286	USD	11,936	02/10/22	J.P. Morgan	153
MXN	35,382	USD	1,700	01/18/22	UBS	24
MXN	1,074,672	USD	51,132	03/04/22	Bank of America	823
MXN	299,118	USD	14,056	03/16/22	Bank of America	372
MXN	65,727	USD	3,089	03/16/22	J.P. Morgan	82
MXN	132,419	USD	6,377	03/18/22	Bank of America	8
MXN	245,793	USD	11,342	04/18/22	Goldman Sachs	436
PEN*	46,000	USD	11,165	01/18/22	BNP Paribas	353
PEN*	52,893	USD	12,796	01/18/22	J.P. Morgan	448
THB	34,310	USD	1,020	03/15/22	Barclays Bank	7
USD	130	JPY	14,700	01/05/22	BNP Paribas	2
USD	1,020	COP	3,984,610	01/18/22	Deutsche Bank	42
USD	1,020	JPY	115,678	01/18/22	Deutsche Bank	14
USD	1,030	JPY	118,288	01/18/22	J.P. Morgan	2
USD	142	RUB*	10,531	01/24/22	Deutsche Bank	2
USD	7,571	CAD	9,481	02/17/22	Bank of America	76
USD	7,361	ZAR	106,384	02/18/22	Bank of America	727
USD	657	ZAR	10,032	02/18/22	J.P. Morgan	31
USD	28,173	ZAR	413,653	02/25/22	Deutsche Bank	2,401
USD	324	ZAR	5,171	02/25/22	Goldman Sachs	1
USD	14,053	ZAR	215,069	03/18/22	BNP Paribas	695
USD	5,756	ZAR	88,253	03/18/22	Goldman Sachs	274
USD	4,061	BRL*	22,900	04/04/22	BNP Paribas	43
USD	4,047	BRL*	22,867	04/04/22	J.P. Morgan	35
USD	4,525	ZAR	73,426	05/16/22	Bank of America	1
USD	8,751	ZAR	138,351	05/16/22	BNP Paribas	228
USD	4,079	BRL*	23,400	07/05/22	BNP Paribas	86
USD	4,367	BRL*	24,000	07/05/22	J.P. Morgan	272
USD	10,157	PEN*	40,911	07/25/22	Bank of America	49
USD	35,236	ZAR	562,601	08/16/22	BNP Paribas	992
USD	55,008	BRL*	314,800	10/04/22	Goldman Sachs	2,757
USD	20,970	BRL*	121,500	10/04/22	J.P. Morgan	803
USD	3,973	ZAR	63,088	11/08/22	Bank of America	176
USD	11,528	ZAR	185,594	11/08/22	BNP Paribas	356
USD	2,023	ZAR	32,472	11/08/22	Goldman Sachs	68
ZAR	27,332	USD	1,700	01/18/22	Citibank	12
ZAR	138,760	USD	8,572	03/16/22	Citibank	49

					Total Unrealized Appreciation	17,259

JPY	233,386	USD	2,050	01/18/22	J.P. Morgan	(20)
MXN	1,074,672	USD	52,480	01/12/22	BNP Paribas	(62)
NOK	330,585	USD	37,966	02/17/22	Goldman Sachs	(457)
RUB*	1,375	USD	19	01/24/22	Bank of America(1)	0
RUB*	205,370	USD	2,803	01/24/22	BNP Paribas	(74)
RUB*	1,833,376	USD	25,224	01/24/22	Goldman Sachs	(861)
RUB*	777,317	USD	10,571	02/18/22	Deutsche Bank	(278)

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2021	27

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2021 (Unaudited) (Continued)

Over-the-Counter Forward Foreign Currency Exchange Contracts (Continued)

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
RUB*	1,271,948	USD	17,168	02/18/22	Goldman Sachs	$(324)
RUB*	252,069	USD	3,335	03/18/22	Goldman Sachs	(19)
RUB*	1,824,896	USD	24,097	03/18/22	J.P. Morgan	(88)
SEK	312,913	USD	35,823	02/17/22	Bank of America	(1,183)
USD	393,081	EUR	348,704	01/04/22	BNP Paribas	(3,918)
USD	68,704	BRL*	383,404	01/04/22	Goldman Sachs	(130)
USD	3,958	EUR	3,510	01/04/22	Morgan Stanley	(38)
USD	67,146	BRL*	383,404	01/04/22	Morgan Stanley	(1,688)
USD	3,387	GBP	2,541	01/07/22	Goldman Sachs	(53)
USD	348,025	GBP	260,738	01/07/22	J.P. Morgan	(4,894)
USD	3,597	AUD	4,983	01/07/22	Morgan Stanley	(28)
USD	51,623	MXN	1,074,672	01/12/22	Bank of America	(794)
USD	3,063	EUR	2,710	01/18/22	Bank of America	(23)
USD	22,892	PEN*	91,546	01/18/22	BNP Paribas	(30)
USD	1,035	AUD	1,450	01/18/22	J.P. Morgan	(20)
USD	3,070	MXN	64,397	01/18/22	J.P. Morgan	(68)
USD	1,700	ZAR	27,327	01/18/22	Morgan Stanley	(12)
USD	1,361	AUD	1,910	01/18/22	UBS	(29)
USD	1,061	EUR	940	01/18/22	UBS	(10)
USD	2,511	ILS	7,915	01/31/22	BNP Paribas	(36)
USD	372,216	EUR	327,122	02/02/22	BNP Paribas	(436)
USD	128	JPY	14,702	02/02/22	BNP Paribas(1)	0
USD	4,298	ILS	13,508	02/28/22	Deutsche Bank	(48)
USD	15,993	BRL*	92,044	03/03/22	Bank of America	(307)
USD	8,763	CAD	11,105	03/16/22	BNP Paribas	(14)
USD	6,396	ZAR	104,863	05/16/22	Bank of America	(64)
ZAR	87,594	USD	5,482	02/25/22	BNP Paribas	(25)
ZAR	43,770	USD	2,986	02/25/22	Goldman Sachs	(260)

					Total Unrealized Depreciation	(16,291)

					Net Unrealized Appreciation	$968

*	Non-deliverable forward

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CLP	Chilean Peso

COP	Colombian Peso

EUR	Euro

GBP	British Pound

IDR	Indonesian Rupiah

ILS	Israeli New Shekel

INR	Indian Rupee
JPY	Japanese Yen

MXN	Mexican Peso

NOK	Norwegian Krone

PEN	Peruvian Sol

RUB	Russian Ruble

SEK	Swedish Krona

THB	Thai Baht

USD	United States Dollar

ZAR	South African Rand

The accompanying notes are an integral part of these financial statements.

28	Semiannual Report • December 31, 2021

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2021 (Unaudited) (Continued)

Centrally Cleared Credit Default Swaps – Sell Protection

Reference Entity	Fixed Annual Rate Received by Fund	Maturity Date	Implied Credit Spread at December 31, 2021	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
AT&T, Inc.	1.00%	12/20/2024	0.45%	$5,200	$26	$56	$82
AT&T, Inc.	1.00	6/20/2026	0.62	6,900	121	(3)	118
Boeing Co.	1.00	6/20/2022	0.39	1,700	5	1	6
CDX.EM.28	1.00	12/20/2022	1.09	9,588	(201)	196	(5)
CDX.EM.29	1.00	6/20/2023	1.12	1,880	(32)	29	(3)
CDX.EM.30	1.00	12/20/2023	1.27	6,768	(185)	151	(34)
CDX.EM.31	1.00	6/20/2024	1.20	8,178	(284)	246	(38)
CDX.EM.32	1.00	12/20/2024	1.24	12,090	(548)	469	(79)
CDX.EM.34	1.00	12/20/2025	2.17	3,100	(191)	57	(134)
CDX.EM.36	1.00	12/20/2026	1.87	40,200	(1,650)	41	(1,609)
CDX.NA.HY.35	5.00	12/20/2025	2.62	500	40	5	45
CDX.NA.HY.36	5.00	6/20/2026	2.77	79,000	5,743	1,559	7,302
CDX.NA.HY.37	5.00	12/20/2026	2.93	290,000	26,857	296	27,153
General Electric Co.	1.00	12/20/2023	0.30	700	(18)	28	10
iTraxx Asia ex-Japan IG Series 36 Version 1 Index	1.00	12/20/2026	0.79	10,100	63	41	104

					$29,746	$3,172	$32,918

Over-the-Counter Credit Default Swaps – Buy Protection

Counterparty	Reference Entity	Fixed Annual Rate Paid by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Barclays Bank	Brazilian Government International	1.00%	Quarterly	12/20/2024	1.38%	$975	$15	$(4)	$11
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	1.38	974	15	(4)	11
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	1.38	970	15	(4)	11
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	1.38	976	15	(4)	11
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	1.38	1,370	21	(6)	15
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	1.38	586	9	(2)	7
Goldman Sachs	Brazilian Government International	1.00	Quarterly	12/20/2026	2.03	5,825	425	(146)	279
J.P. Morgan	Brazilian Government International	1.00	Quarterly	12/20/2026	2.03	900	49	(6)	43
J.P. Morgan	Brazilian Government International	1.00	Quarterly	12/20/2026	2.03	910	49	(5)	44
Morgan Stanley	Brazilian Government International	1.00	Quarterly	12/20/2026	2.03	882	49	(7)	42
Morgan Stanley	Brazilian Government International	1.00	Quarterly	12/20/2026	2.03	910	50	(7)	43
Morgan Stanley	Brazilian Government International	1.00	Quarterly	12/20/2026	2.03	4,746	316	(88)	228
Bank of America	Chile Government International	1.00	Quarterly	12/20/2026	0.71	1,662	(18)	(6)	(24)
Morgan Stanley	Colombia Government International	1.00	Quarterly	12/20/2026	2.03	3,018	94	50	144
Morgan Stanley	Colombia Government International	1.00	Quarterly	12/20/2026	2.03	6,228	203	94	297

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2021	29

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2021 (Unaudited) (Continued)

Over-the-Counter Credit Default Swaps – Buy Protection (Continued)

Counterparty	Reference Entity	Fixed Annual Rate Paid by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Barclays Bank	Indonesia Government International	1.00%	Quarterly	12/20/2026	0.75%	$7,699	$(64)	$(30)	$(94)
Bank of America	Mexico Government International	1.00	Quarterly	12/20/2026	0.91	5,667	5	(31)	(26)
Goldman Sachs	Mexico Government International	1.00	Quarterly	12/20/2026	0.91	18,881	51	(136)	(85)
Barclays Bank	Philippine Government International	1.00	Quarterly	12/20/2026	0.57	5,765	(114)	(8)	(122)
Morgan Stanley	Republic of South Africa Government	1.00	Quarterly	12/20/2026	2.02	8,196	377	12	389

							$1,562	$(338)	$1,224

Over-the-Counter Credit Default Swaps – Sell Protection

Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Deutsche Bank	CMBX.NA.AAA.10	0.50%	Monthly	11/17/2059	0.32%	$16,450	$(265)	$402	$137
Goldman Sachs	CMBX.NA.AAA.10	0.50	Monthly	12/16/2072	0.44	205,400	568	360	928
Morgan Stanley	CMBX.NA.AAA.10	0.50	Monthly	12/16/2072	0.44	157,900	642	71	713
Goldman Sachs	Brazilian Government International	1.00	Quarterly	12/20/2024	1.38	3,200	(34)	(1)	(35)
Goldman Sachs	Federative Republic of Brazil	1.00	Quarterly	6/20/2024	1.25	300	(6)	4	(2)
J.P. Morgan	Mexico Government International	1.00	Quarterly	6/20/2026	0.81	100	(1)	2	1
Morgan Stanley	Mexico Government International	1.00	Quarterly	12/20/2024	0.48	300	(2)	6	4
Morgan Stanley	Mexico Government International	1.00	Quarterly	12/20/2026	0.91	1,800	3	5	8
Goldman Sachs	Republic of South Africa Government	1.00	Quarterly	6/20/2024	1.17	4,700	(118)	100	(18)
J.P. Morgan	Republic of South Africa Government	1.00	Quarterly	6/20/2023	0.80	9,400	(300)	331	31
Goldman Sachs	Russia Emerging Markets SPMYC	1.00	Quarterly	12/20/2022	0.69	1,500	(13)	18	5
J.P. Morgan	Russia Emerging Markets SPMYC	1.00	Quarterly	6/20/2023	0.78	18,200	(246)	310	64
Goldman Sachs	Russian Foreign Bond – Eurobon	1.00	Quarterly	12/20/2024	0.97	16,400	66	(45)	21
Goldman Sachs(1)	Teva Pharmaceutical Finance Ne	1.00	Quarterly	6/20/2022	1.24	210	(7)	7	0
Deutsche Bank	Turkey Government International	1.00	Quarterly	6/20/2022	5.54	600	(7)	(5)	(12)
Goldman Sachs	United Mexican States	1.00	Quarterly	6/20/2023	0.29	29,900	(113)	437	324
Goldman Sachs	United Mexican States	1.00	Quarterly	12/20/2023	0.33	9,100	(112)	236	124

The accompanying notes are an integral part of these financial statements.

30	Semiannual Report • December 31, 2021

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2021 (Unaudited) (Continued)

Over-the-Counter Credit Default Swaps – Sell Protection (Continued)

Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
J.P. Morgan	United Mexican States	1.00%	Quarterly	12/20/2023	0.33%	$5,400	$(62)	$136	$74
J.P. Morgan	United Mexican States	1.00	Quarterly	6/20/2024	0.42	100	(1)	2	1
Morgan Stanley	United Mexican States	1.00	Quarterly	12/20/2022	0.22	3,800	1	29	30

							$(7)	$2,405	$2,398

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

Centrally Cleared Interest Rate Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
(0.45)%	6 Month EURIBOR	Received	Semi-Annual	12/29/2023	EUR	2,800	$—	$13	$13
(0.43)	6 Month EURIBOR	Received	Semi-Annual	6/28/2024		2,700	—	14	14
(0.40)	6 Month EURIBOR	Received	Semi-Annual	12/30/2024		1,200	—	11	11
(0.36)	6 Month EURIBOR	Received	Semi-Annual	6/30/2025		2,300	—	22	22
(0.33)	6 Month EURIBOR	Received	Semi-Annual	12/30/2025		1,400	—	18	18
(0.29)	6 Month EURIBOR	Received	Semi-Annual	6/30/2026		700	—	9	9
(0.15)	6 Month EURIBOR	Received	Semi-Annual	3/18/2030		16,100	249	272	521
0.25	6 Month EURIBOR	Received	Semi-Annual	3/16/2032		118,600	(2,276)	3,323	1,047
0.50	3 Month USD LIBOR	Paid	Quarterly	6/16/2028		$73,854	(3,973)	(346)	(4,319)
0.50	6 Month EURIBOR	Received	Semi-Annual	6/17/2050	EUR	9,000	(280)	221	(59)
0.75	3 Month USD LIBOR	Paid	Quarterly	6/16/2031		$269,450	(22,794)	3,434	(19,360)
0.75	Sterling Overnight Index Average	Received	Annual	3/16/2032	GBP	17,100	(132)	598	466
0.75	Sterling Overnight Index Average	Received	Annual	3/16/2052		6,000	(105)	288	183
0.75	Sterling Overnight Index Average	Received	Annual	9/21/2052		34,700	1,425	(399)	1,026
0.84	3 Month USD LIBOR(1)	Received	Quarterly	4/7/2024		$14,128	0	41	41
1.03	3 Month USD LIBOR	Paid	Quarterly	7/24/2025		224,440	—	(2,560)	(2,560)
1.03	3 Month USD LIBOR	Paid	Quarterly	7/24/2025		166,015	—	(1,868)	(1,868)
1.07	3 Month USD LIBOR	Paid	Quarterly	7/24/2025		112,220	—	(1,177)	(1,177)
1.25	3 Month USD LIBOR	Received	Quarterly	12/15/2026		1,300	(28)	34	6
1.25	3 Month USD LIBOR	Received	Quarterly	6/17/2027		2,700	(18)	36	18
1.25	3 Month USD LIBOR	Received	Quarterly	12/16/2050		48,900	4,877	658	5,535
1.39	3 Month USD LIBOR	Paid	Quarterly	9/28/2025		273,250	—	(1,283)	(1,283)
1.50	3 Month USD LIBOR	Paid	Quarterly	12/15/2028		14,057	298	(256)	42
1.50	3 Month USD LIBOR	Received	Quarterly	6/17/2050		81,200	(14,691)	19,074	4,383
1.69	3 Month USD LIBOR	Paid	Quarterly	12/7/2025		297,995	—	257	257
1.74	3 Month USD LIBOR	Received	Quarterly	12/7/2053		24,920	—	182	182
1.77	3 Month USD LIBOR	Received	Quarterly	7/24/2053		18,750	—	4	4
1.79	3 Month USD LIBOR	Received	Quarterly	7/24/2053		13,870	—	(38)	(38)
1.81	3 Month USD LIBOR	Received	Quarterly	7/24/2053		9,375	—	(76)	(76)
1.87	3 Month USD LIBOR	Received	Quarterly	9/28/2053		23,320	—	(530)	(530)
2.25	3 Month USD LIBOR	Received	Quarterly	3/12/2050		3,200	(10)	(392)	(402)
2.50	3 Month USD LIBOR	Paid	Quarterly	12/20/2027		94,300	1,568	4,410	5,978
2.50	3 Month USD LIBOR	Paid	Quarterly	12/20/2027		107,900	(996)	7,836	6,840
3.00	6 Month Australian Bank Bill	Paid	Semi-Annual	3/21/2027	AUD	109,400	559	5,390	5,949
3.00	3 Month USD LIBOR	Paid	Quarterly	6/19/2029		$47,200	3,063	2,077	5,140
4.47	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/27/2023	MXN	65,200	—	(94)	(94)
4.50	Mexico Interbank TIIE 28 Day	Paid	Lunar	3/3/2023		416,900	(3)	(593)	(596)
4.52	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/27/2023		130,500	—	(184)	(184)

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2021	31

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2021 (Unaudited) (Continued)

Centrally Cleared Interest Rate Swaps (Continued)

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
4.55%	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/27/2023	MXN	551,500	$8	$(774)	$(766)
4.57	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/27/2023		65,200	—	(90)	(90)
4.58	Mexico Interbank TIIE 28 Day	Received	Lunar	6/10/2022		4,000	—	1	1
4.65	Mexico Interbank TIIE 28 Day(1)	Received	Lunar	5/10/2022		15,400	0	4	4
4.74	Mexico Interbank TIIE 28 Day	Received	Lunar	6/3/2022		3,900	—	1	1
4.83	Mexico Interbank TIIE 28 Day(1)	Received	Lunar	5/27/2022		1,600	—	0	—
4.85	3 Month ZAR SAJIBOR(1)	Paid	Quarterly	1/7/2026	ZAR	41,600	0	(109)	(109)
4.85	3 Month ZAR SAJIBOR	Paid	Quarterly	1/11/2026		151,700	(42)	(359)	(401)
4.92	3 Month ZAR SAJIBOR	Paid	Quarterly	2/1/2026		103,000	(23)	(244)	(267)
5.12	Mexico Interbank TIIE 28 Day(1)	Paid	Lunar	5/6/2025	MXN	2,000	0	(7)	(7)
5.16	Mexico Interbank TIIE 28 Day	Paid	Lunar	6/6/2025		1,700	—	(6)	(6)
5.28	Mexico Interbank TIIE 28 Day	Paid	Lunar	5/23/2025		700	—	(2)	(2)
5.28	Mexico Interbank TIIE 28 Day	Paid	Lunar	5/30/2025		1,600	—	(5)	(5)
5.54	Mexico Interbank TIIE 28 Day(1)	Paid	Lunar	5/4/2027		3,400	0	(14)	(14)
5.97	3 Month ZAR SAJIBOR(1)	Received	Quarterly	3/10/2026	ZAR	2,100	0	1	1
7.15	Mexico Interbank TIIE 28 Day	Paid	Lunar	6/11/2027	MXN	25,800	(16)	2	(14)
7.36	Mexico Interbank TIIE 28 Day	Received	Lunar	8/21/2037		900	3	(2)	1
7.37	Mexico Interbank TIIE 28 Day	Paid	Lunar	10/11/2027		40,300	(2)	(1)	(3)
7.38	Mexico Interbank TIIE 28 Day	Received	Lunar	8/14/2037		1,300	5	(2)	3
7.61	Mexico Interbank TIIE 28 Day	Received	Lunar	1/23/2023		222,400	93	(187)	(94)
7.75	Mexico Interbank TIIE 28 Day	Paid	Lunar	1/5/2023		1,400	—	1	1
7.81	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/6/2023		2,800	—	1	1
7.82	Mexico Interbank TIIE 28 Day(1)	Paid	Lunar	2/6/2023		2,800	0	2	2
7.87	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/27/2022		3,400	—	2	2
7.88	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/16/2022		2,000	—	1	1
7.88	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/27/2022		36,000	7	10	17
7.91	Mexico Interbank TIIE 28 Day	Received	Lunar	12/30/2027		800	—	(1)	(1)
7.98	Mexico Interbank TIIE 28 Day(1)	Received	Lunar	12/10/2027		3,300	0	(5)	(5)
7.99	Mexico Interbank TIIE 28 Day(1)	Received	Lunar	12/21/2027		100	—	0	—
8.01	Mexico Interbank TIIE 28 Day	Received	Lunar	12/21/2027		20,200	(8)	(20)	(28)
8.03	Mexico Interbank TIIE 28 Day(1)	Received	Lunar	1/31/2028		1,600	0	(2)	(2)
8.05	Mexico Interbank TIIE 28 Day	Received	Lunar	1/31/2028		2,400	1	(4)	(3)

							$(33,241)	$36,618	$3,377

Lunar	payment frequency equal periods of 28 days (a lunar month).

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

Over-the-Counter Interest Rate Swaps

Counterparty	Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Goldman Sachs	5.62%	Colombia Overnight Interbank	Received	Quarterly	12/13/2023	COP 14,939,800	$—	$3	$3
Goldman Sachs	5.64	Colombia Overnight Interbank	Received	Quarterly	11/22/2023	30,047,253	—	(14)	(14)
Goldman Sachs(1)	5.65	Colombia Overnight Interbank	Received	Quarterly	12/9/2023	15,086,990	—	0	0

The accompanying notes are an integral part of these financial statements.

32	Semiannual Report • December 31, 2021

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2021 (Unaudited) (Continued)

Over-the-Counter Interest Rate Swaps (Continued)

Counterparty	Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
J.P. Morgan	5.69%	Colombia Overnight Interbank	Received	Quarterly	11/23/2023	COP 15,060,359	$—	$(10)	$(10)
J.P. Morgan	5.76	Colombia Overnight Interbank	Received	Quarterly	11/24/2023	14,693,033	—	(14)	(14)
Goldman Sachs	5.80	Colombia Overnight Interbank	Received	Quarterly	11/29/2023	30,321,171	—	(31)	(31)
Goldman Sachs	6.18	Colombia Overnight Interbank	Paid	Quarterly	12/13/2026	6,549,962	—	3	3
Goldman Sachs	6.24	Colombia Overnight Interbank	Paid	Quarterly	12/9/2026	6,623,557	—	8	8
Goldman Sachs	6.29	Colombia Overnight Interbank	Paid	Quarterly	11/22/2026	13,223,730	—	30	30
J.P. Morgan	6.36	Colombia Overnight Interbank	Paid	Quarterly	11/23/2026	6,611,865	—	20	20
J.P. Morgan	6.41	Colombia Overnight Interbank	Paid	Quarterly	11/24/2026	6,501,667	—	23	23
Goldman Sachs	6.46	Colombia Overnight Interbank	Paid	Quarterly	11/29/2026	13,320,708	—	52	52

							$—	$70	$70

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

Centrally Cleared Inflation Linked Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Maturity Date	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
2.75%	10-Year USD Inflation Linked	Paid	11/3/2031	$98,292	$2	$(1,200)	$(1,198)
2.76	10-Year USD Inflation Linked(1)	Paid	11/5/2031	15,235	0	(168)	(168)
2.77	10-Year USD Inflation Linked(1)	Paid	11/5/2031	15,235	0	(164)	(164)
2.80	10-Year USD Inflation Linked(1)	Paid	11/8/2031	6,365	0	(45)	(45)
2.82	10-Year USD Inflation Linked(1)	Paid	11/10/2031	8,870	0	(37)	(37)
2.89	10-Year USD Inflation Linked(1)	Paid	11/15/2031	7,618	0	29	29
2.93	10-Year USD Inflation Linked(1)	Paid	11/15/2031	7,618	0	57	57
4.00	10-Year GBP Inflation Linked	Received	9/15/2031	GBP 7,300	(6)	(369)	(375)
4.06	10-Year GBP Inflation Linked	Received	9/15/2031	6,800	28	(311)	(283)
4.07	10-Year GBP Inflation Linked	Received	9/15/2031	13,100	(162)	(358)	(520)

					$(138)	$(2,566)	$(2,704)

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2021	33

Bridge Builder Municipal Bond Fund

Summary Schedule of Investments

December 31, 2021 (Unaudited)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS – 96.04%
Education – 7.79%
Alabama Public School & College Authority, 5.00%, Nov. 2037	$47,500	$62,129
New Jersey Economic Development Authority, 5.25%, Sep. 2024 (1)(2)	35,925	40,314
Tennessee State School Bond Authority, 5.00%, Nov. 2040	25,000	29,186
Illinois Finance Authority, 4.00%-5.00%, Aug. 2025-Aug. 2049 (1)(2)	17,790	20,865
New Jersey Economic Development Authority, 5.00%-5.50%, Jun. 2024-Jun. 2054 (1)(2)	29,540	33,288
New York State Dormitory Authority, 5.00%, Jul. 2027-Oct. 2030 (2)	5,535	6,824
Tender Option Bond Trust Receipts/Certificates, 0.16%, Dec. 2043-Jul. 2059 (1)(2)(3)	5,100	5,100
Other Securities (1)(3)	574,765	660,163

Total Education		857,869

General Obligation – 16.74%
Commonwealth of Pennsylvania, 4.00%, Apr. 2033	20,000	20,892
Maricopa County Special Health Care District, 4.00%, Jul. 2038	19,340	22,296
Northside Independent School District, 0.70%, Jun. 2050 (3)	24,595	24,625
State of California, 5.00%, Nov. 2036	25,000	32,893
State of New Jersey, 4.00%, Jun. 2030	16,040	19,453
State of New Jersey, 5.00%, Jun. 2029	16,450	20,890
Illinois Finance Authority, 3.00%-5.00%, Jul. 2025-Jul. 2035 (2)	4,065	4,521
State of California, 4.00%-5.00%, Aug. 2022-Nov. 2041	87,635	105,013
State of Illinois, 4.00%-5.50%, Mar. 2022-Jul. 2038	140,940	159,173
Tender Option Bond Trust Receipts/Certificates, 0.16%, Aug. 2055-Feb. 2056 (1)(2)(3)	2,700	2,700
Other Securities (1)(3)(4)	1,256,337	1,431,676

Total General Obligation		1,844,132

General Revenue – 28.01%
Black Belt Energy Gas District, 0.45% (SIFMA Municipal Swap Index Yield + 0.35%), Oct. 2052 (5)	24,660	24,660
Buckeye Tobacco Settlement Financing Authority, 5.00%, Jun. 2055	42,820	49,727
California Infrastructure & Economic Development Bank, 0.20%, Jan. 2050 (1)(3)	22,880	22,880
Central Plains Energy Project, 4.00%, Dec. 2049 (3)	32,420	35,990
Chandler Industrial Development Authority, 5.00%, Jun. 2049 (3)	18,960	20,922
City of Whiting IN, 5.00%, Dec. 2044 (3)	21,625	25,696
Hudson Yards Infrastructure Corp., 4.00%, Feb. 2047	21,100	23,751
Indiana Finance Authority, 0.28%, Dec. 2045 (3)	22,800	22,800
Kentucky Public Energy Authority, 4.00%, Dec. 2049 (3)	21,270	23,308
Kentucky Public Energy Authority, 4.00%, Dec. 2050(3)	16,560	18,717
Main Street Natural Gas, Inc., 4.00%, Aug. 2049 (3)	52,070	56,828
Main Street Natural Gas, Inc., 4.00%, Mar. 2050 (3)	20,000	22,642
Metropolitan Pier & Exposition Authority, 5.00%, Jun. 2050	16,465	19,758
New York City Transitional Finance Authority Future Tax Secured Revenue, 4.00%, Aug. 2039	19,970	24,140
New York State Dormitory Authority, 4.00%, Mar. 2032 (2)	20,000	22,089
New York State Urban Development Corp., 4.00%, Mar. 2039	19,995	23,894
Patriots Energy Group Financing Agency, 4.00%, Oct. 2048 (3)	34,175	36,444
Port of Port Arthur Navigation District, 0.21%, Apr. 2040 (3)	65,725	65,725
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.33%, Jul. 2040	31,864	35,904
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.00%, Jul. 2058	28,230	32,678
Tennergy Corp., 4.00%, Dec. 2051 (3)	25,000	29,206
Texas Municipal Gas Acquisition & Supply Corp. II, 0.82% (LIBOR + 0.69%), Sep. 2027 (5)	36,000	36,229
Illinois Finance Authority, 4.00%-5.25%, May 2023-May 2047 (2)	1,445	1,502
Main Street Natural Gas, Inc., 0.82%-5.00%, Mar. 2023-Jul. 2052 (3)(5)	49,830	55,897
New Jersey Economic Development Authority, 3.13%-5.63%, Jun. 2022-Jan. 2052 (2)	51,430	58,649
New Jersey Transportation Trust Fund Authority, 0.00%-5.50%, Jun. 2022-Jun. 2050 (2)	97,895	112,544
New York City Transitional Finance Authority Future Tax Secured Revenue, 4.00%-5.00%, Nov. 2023-Aug. 2045	77,470	94,231
New York State Dormitory Authority, 3.00%-5.25%, Jul. 2023-Mar. 2038 (2)	53,890	63,032
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 0.00%-4.78%, Jul. 2024-Jul. 2058	81,692	55,593
Tender Option Bond Trust Receipts/Certificates, 0.15%-0.35%, Dec. 2028-Dec. 2061 (1)(2)(3)	26,410	26,410
Other Securities (1)(3)(4)(5)(7)	1,756,561	1,944,115

Total General Revenue		3,085,961

The accompanying notes are an integral part of these financial statements.

34	Semiannual Report • December 31, 2021

Bridge Builder Municipal Bond Fund

Summary Schedule of Investments

December 31, 2021 (Unaudited) (Continued)

	Principal Amount (000s)	Value (000s)
Healthcare – 12.95%
Arizona Health Facilities Authority, 4.00%, Jan. 2043	$24,000	$24,000
Harris County Cultural Education Facilities Finance Corp., 5.00%, Oct. 2051 (3)	14,500	19,379
Kansas Development Finance Authority, 5.00%, Nov. 2054 (3)	18,710	23,953
Michigan Finance Authority, 1.20%, Oct. 2038 (3)	18,900	19,009
Illinois Finance Authority, 2.25%-5.25%, Nov. 2023-Jul. 2057 (2)(3)	127,415	149,945
New Jersey Economic Development Authority, 5.00%, Oct. 2039-Jan. 2040 (1)(2)	895	917
New York State Dormitory Authority, 5.00%, Dec. 2022-May 2048 (1)(2)(3)	18,415	20,498
Tender Option Bond Trust Receipts/Certificates, 0.16%-0.25%, May 2022-Oct. 2051 (1)(2)(3)	38,740	38,740
Other Securities (1)(3)(4)(5)	996,270	1,130,832

Total Healthcare		1,427,273

Housing – 5.87%
Maryland Community Development Administration, 3.00%, Sep. 2051	24,000	26,043
New York City Housing Development Corp., 0.70%, Nov. 2060 (3)	27,525	27,563
New York City Housing Development Corp., 0.90%, Nov. 2060 (3)	24,505	24,490
New Jersey Economic Development Authority, 5.00%, Jun. 2026-Jan. 2048 (2)	3,400	3,652
Tender Option Bond Trust Receipts/Certificates, 0.35%, Apr. 2059-Apr. 2065 (1)(2)(3)	40,325	40,325
Other Securities (1)(3)(5)	494,973	524,709

Total Housing		646,782

Transportation – 16.17%
City of Los Angeles Department of Airports, 4.00%, May 2038	20,000	24,123
Metropolitan Washington Airports Authority Aviation Revenue, 5.00%, Oct. 2027	37,565	45,875
State of Connecticut Special Tax Revenue, 5.00%, Oct. 2031	26,000	28,015
State of Michigan Trunk Line Revenue, 4.00%, Nov. 2044	24,000	28,968
Metropolitan Washington Airports Authority, 5.00%, Oct. 2022-Oct. 2043	32,710	38,765
Metropolitan Washington Airports Authority Aviation Revenue, 4.00%-5.00%, Oct. 2030-Oct. 2038	24,545	32,080
New Jersey Transportation Trust Fund Authority, 0.00%-5.00%, Dec. 2028-Jun. 2032 (2)	3,505	3,454
Tender Option Bond Trust Receipts/Certificates, 0.15%-0.26%, Jan. 2024-Jun. 2050 (1)(2)(3)	25,620	25,620
Other Securities (1)(3)(5)	1,356,826	1,555,002

Total Transportation		1,781,902

Utilities – 8.51%
City of San Antonio TX Electric & Gas Systems Revenue, 1.13%, Dec. 2045 (3)	22,440	22,751
County of King WA Sewer Revenue, 5.00%, Jan. 2047	29,000	31,813
Development Authority of Burke County, 0.09%, Jul. 2049 (3)	40,090	40,090
Development Authority of Burke County, 0.12%, Nov. 2052 (3)	27,545	27,545
Energy Northwest, 5.00%, Jul. 2028	15,000	18,895
Illinois Finance Authority, 5.25%, Jul. 2035 (2)	20,085	26,083
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, Jul. 2037(1)	14,455	17,736
Illinois Finance Authority, 5.00%, Jul. 2022-Jul. 2034 (2)	14,070	17,830
New Jersey Economic Development Authority, 1.20%-5.00%, Nov. 2034-Aug. 2059 (2)(3)	5,755	6,093
Tender Option Bond Trust Receipts/Certificates, 0.18%-0.21%, Jun. 2029-Aug. 2050 (1)(2)(3)	5,900	5,900
Other Securities (1)(3)(4)(5)	641,945	723,165

Total Utilities		937,901

Total Municipal Bonds (Cost: $10,221,526)		10,581,820

	Shares (000s)	Value (000s)
SHORT-TERM INVESTMENTS – 3.80%
Money Market Funds – 2.75%
Fidelity Institutional Money Market Government Fund – Class I, 0.01% (6)	302,891	302,891

Total Money Market Funds		302,891

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2021	35

Bridge Builder Municipal Bond Fund

Summary Schedule of Investments

December 31, 2021 (Unaudited) (Continued)

	Principal Amount (000s)	Value (000s)
Commercial Paper – 0.15%
California Statewide Communities Development Authority, 0.20%, 07/12/2022	$17,335	$17,333

Total Commercial Paper		17,333

Time Deposits – 0.90%
ANZ, London, 0.01% due 01/03/2022	17,278	17,278
Bank of Montreal, London, 0.01% due 01/03/2022	54,143	54,143
Royal Bank of Canada, Toronto, 0.01% due 01/03/2022	27,619	27,619

Total Time Deposits		99,040

Total Short-Term Investments (Cost: $419,266)		419,264

TOTAL INVESTMENTS IN SECURITIES – 99.84% (Cost: $10,640,792)		11,001,084
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.16%		17,430

TOTAL NET ASSETS – 100.00%		$11,018,514

Percentages are stated as a percent of net assets.

(1)

Security or includes securities purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $654,926, which represents 5.94% of total net assets.

(2)	Issuer includes securities in multiple categories. The market value of the issuer as a whole is greater than 1% of the Fund’s total net assets.

(3)	Adjustable rate security or includes adjustable rate securities. The rate reported is the rate in effect as of December 31, 2021.

(4)	Security in default or includes securities in default as of December 31, 2021. The value of these securities totals $69,282, which represents 0.63% of total net assets.

(5)	Variable rate security or includes variable rate securities based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2021.

(6)	Represents annualized seven-day yield as of the close of the reporting period.

(7)	Includes securities restricted at December 31, 2021. The value of the restricted securities totals $15,750, which represents 0.14% of total net assets.

Open Futures Contracts

Number of Contracts Sold	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
(400)	U.S. 5 Year Note Future	Mar. 2022	$(48,180)	$(48,391)	$(211)
(177)	U.S. 5 Year Note Future	Mar. 2022	(21,314)	(21,412)	(98)
(187)	U.S. 10 Year Note Future	Mar. 2022	(24,122)	(24,397)	(275)
(200)	U.S. 10 Year Note Future	Mar. 2022	(25,800)	(26,094)	(294)

					$(878)

State/U.S. Territory	Percentage of Net Assets
Alabama	2.04%
Alaska	0.14
Arizona	2.28
Arkansas	0.12
California	6.81
Colorado	1.93
Connecticut	2.43
Delaware	0.46
District of Columbia	2.06
Florida	5.38
Georgia	3.45
Guam	0.15

State/U.S. Territory (Continued)	Percentage of Net Assets
Hawaii	0.81%
Idaho	0.23
Illinois	7.88
Indiana	1.58
Iowa	0.30
Kansas	0.31
Kentucky	1.34
Louisiana	1.61
Maine	0.13
Maryland	1.65
Massachusetts	1.64
Michigan	2.88

The accompanying notes are an integral part of these financial statements.

36	Semiannual Report • December 31, 2021

Bridge Builder Municipal Bond Fund

Summary Schedule of Investments

December 31, 2021 (Unaudited) (Continued)

State/U.S. Territory (Continued)	Percentage of Net Assets
Minnesota	0.47%
Mississippi	0.19
Missouri	0.87
Montana	0.12
Nebraska	0.68
Nevada	1.04
New Hampshire	0.34
New Jersey	4.35
New Mexico	0.26
New York	10.60
North Carolina	1.00
North Dakota	0.14
Ohio	2.29
Oklahoma	0.61
Oregon	0.55
Other Territority	0.03
Pennsylvania	4.68
Puerto Rico	2.52
Rhode Island	0.20

State/U.S. Territory (Continued)	Percentage of Net Assets
South Carolina	1.04%
South Dakota	0.22
Tennessee	1.14
Texas	8.20
Utah	0.45
Vermont	0.07
Virgin Islands	0.03
Virginia	1.32
Washington	3.15
West Virginia	0.17
Wisconsin	1.59
Wyoming	0.11

Total Municipal Bonds	96.04

SHORT-TERM INVESTMENTS	3.80

TOTAL INVESTMENTS IN SECURITIES	99.84
OTHER ASSETS IN EXCESS OF LIABILITIES	0.16

TOTAL NET ASSETS	100.00%

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2021	37

Bridge Builder Large Cap Growth Fund

Summary Schedule of Investments

December 31, 2021 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.82%
Communication Services – 12.62%
Alphabet, Inc. – Class A (1)	223	$644,843
Alphabet, Inc. – Class C (1)	142	411,596
Match Group, Inc. (1)	1,658	219,298
Meta Platforms, Inc. – Class A (1)	1,091	367,120
Netflix, Inc. (1)	559	336,730
Walt Disney Co. (1)	1,785	276,495
Other Securities (1)	1,865	155,000

Total Communication Services		2,411,082

Consumer Discretionary – 15.04%
Amazon.com, Inc. (1)	304	1,013,029
Home Depot, Inc.	471	195,264
Lowe’s Companies, Inc.	499	129,065
McDonald’s Corp.	602	161,454
Tesla, Inc. (1)	347	366,822
Yum! Brands, Inc.	1,668	231,623
Other Securities (1)	4,274	775,604

Total Consumer Discretionary		2,872,861

Consumer Staples – 3.44%
Coca-Cola Co.	2,283	135,167
Procter & Gamble Co.	815	133,236
Other Securities (1)	2,637	387,876

Total Consumer Staples		656,279

Energy – 0.82%
ConocoPhillips	2,085	150,529
Other Securities	68	5,996

Total Energy		156,525

Financials – 7.28%
American Express Co.	2,120	346,904
Bank of America Corp.	5,792	257,684
Intercontinental Exchange, Inc.	1,824	249,512
MSCI, Inc. – Class A	310	190,023
PNC Financial Services Group, Inc.	666	133,449
Other Securities (1)	1,680	212,719

Total Financials		1,390,291

Healthcare – 16.18%
Abbott Laboratories	1,528	215,098
Danaher Corp.	1,394	458,544
Illumina, Inc. (1)	368	139,874
Intuitive Surgical, Inc. (1)	569	204,526
Johnson & Johnson	1,526	261,068
Medtronic Plc	1,766	182,646
Regeneron Pharmaceuticals, Inc. (1)	308	194,232
Thermo Fisher Scientific, Inc.	569	379,465
UnitedHealth Group, Inc.	810	406,549
Other Securities (1)	3,883	649,147

Total Healthcare		3,091,149

Industrials – 4.82%
Honeywell International, Inc.	901	187,909
IHS Markit Ltd.	1,532	203,577
Other Securities (1)	4,361	528,581

Total Industrials		920,067

	Shares (000s)	Value (000s)
Information Technology – 33.01%
Adobe, Inc. (1)	344	$195,238
Analog Devices, Inc.	719	126,447
Apple, Inc.	2,714	481,911
Autodesk, Inc. (1)	760	213,800
Cisco Systems, Inc.	3,176	201,281
FleetCor Technologies, Inc. (1)	744	166,483
Intuit, Inc.	357	229,692
Microsoft Corp.	3,723	1,252,213
NVIDIA Corp.	926	272,429
PayPal Holdings, Inc. (1)	1,509	284,550
RingCentral, Inc. – Class A (1)	685	128,340
Salesforce.com, Inc. (1)	1,733	440,503
Shopify, Inc. – Class A (1)	119	164,466
Visa, Inc. – Class A	2,833	613,927
Workday, Inc. – Class A (1)	971	265,143
Other Securities (1)(2)	6,770	1,269,033

Total Information Technology		6,305,456

Materials – 2.49%
Ball Corp.	2,836	272,975
Linde Plc	399	138,083
Other Securities (1)	361	65,181

Total Materials		476,239

Real Estate – 2.12%
Equinix, Inc.	251	212,566
Prologis, Inc.	967	162,754
Other Securities (1)	166	30,053

Total Real Estate		405,373

Utilities – 0.00% (3)
Various Securities	12	493

Total Utilities		493

Total Common Stocks (Cost: $10,901,701)		18,685,815

SHORT-TERM INVESTMENTS – 2.14%
Money Market Funds – 2.04%
Goldman Sachs Financial Square Government Fund – Class I, 0.03% (4)	389,661	389,661

Total Money Market Funds		389,661

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.10%
National Australia Bank, London, 0.01% due 01/03/2022	$9,529	9,529
Royal Bank of Canada, Toronto, 0.01% due 01/03/2022	2,841	2,841

The accompanying notes are an integral part of these financial statements.

38	Semiannual Report • December 31, 2021

Bridge Builder Large Cap Growth Fund

Summary Schedule of Investments

December 31, 2021 (Unaudited) (Continued)

	Principal Amount (000s)	Value (000s)
Sumitomo, Tokyo, 0.01% due 01/03/2022	$5,932	$5,932

Total Time Deposits		18,302

Total Short-Term Investments (Cost: $407,963)		407,963

TOTAL INVESTMENTS IN SECURITIES – 99.96% (Cost: $11,309,664)		19,093,778
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.04%		8,032

TOTAL NET ASSETS – 100.00%		$19,101,810

Percentages are stated as a percent of net assets.

(1)	Non-income producing security or includes securities that are non-income producing.

(2)

Includes securities purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $102,758, which represents 0.54% of total net assets.

(3)	Amount calculated is less than 0.005%.

(4)	Represents annualized seven-day yield as of the close of the reporting period.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
26	NASDAQ 100 E-mini Future	Mar. 2022	$8,439	$8,487	$48
10	S&P 500 E-mini Future	Mar. 2022	2,344	2,379	35

					$83

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2021	39

Bridge Builder Large Cap Value Fund

Summary Schedule of Investments

December 31, 2021 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.88%
Communication Services – 6.26%
Alphabet, Inc. – Class A (1)	2	$5,333
Alphabet, Inc. – Class C (1)	75	217,048
Comcast Corp. – Class A	6,530	328,633
Walt Disney Co. (1)	773	119,802
Other Securities (1)	12,913	506,098

Total Communication Services		1,176,914

Consumer Discretionary – 10.25%
Booking Holdings, Inc. (1)	53	127,049
Compass Group Plc (1)	5,150	115,952
McDonald’s Corp.	492	132,004
NIKE, Inc. – Class B	748	124,617
TJX Companies, Inc.	2,498	189,632
Other Securities (1)	15,416	1,237,689

Total Consumer Discretionary		1,926,943

Consumer Staples – 7.95%
Altria Group, Inc.	2,252	106,726
Coca-Cola Co.	2,730	161,657
Colgate-Palmolive Co.	1,883	160,714
PepsiCo, Inc.	644	111,919
Philip Morris International, Inc.	1,670	158,617
Procter & Gamble Co.	968	158,307
Other Securities (1)	13,906	636,431

Total Consumer Staples		1,494,371

Energy – 3.66%
EOG Resources, Inc.	1,629	144,664
Other Securities (1)	9,955	543,680

Total Energy		688,344

Financials – 18.31%
American Express Co.	1,057	172,885
American International Group, Inc.	2,811	159,831
Berkshire Hathaway, Inc. – Class B (1)	398	119,143
Chubb Ltd.	1,106	213,749
Goldman Sachs Group, Inc.	582	222,637
JPMorgan Chase & Co.	736	116,515
Marsh & McLennan Companies, Inc.	722	125,584
Morgan Stanley	1,610	158,002
Synchrony Financial	2,407	111,645
Wells Fargo & Co.	4,412	211,673
Other Securities (1)	33,283	1,831,312

Total Financials		3,442,976

Healthcare – 15.65%
Anthem, Inc.	357	165,479
Cigna Corp.	491	112,704
CVS Health Corp.	1,227	126,576
Johnson & Johnson	1,224	209,334
Medtronic Plc	2,259	233,743
Merck & Co., Inc.	4,201	321,978
Pfizer, Inc.	3,489	206,039
UnitedHealth Group, Inc.	560	281,123
Other Securities (1)	14,520	1,286,217

Total Healthcare		2,943,193

Industrials – 14.44%
Deere & Co.	320	109,836

	Shares (000s)	Value (000s)
FedEx Corp.	559	$144,570
General Dynamics Corp.	523	108,975
Honeywell International, Inc.	587	122,354
Northrop Grumman Corp.	622	240,761
Raytheon Technologies Corp.	2,991	257,391
Union Pacific Corp.	476	119,818
United Parcel Service, Inc. – Class B	828	177,558
Other Securities (1)	19,974	1,434,301

Total Industrials		2,715,564

Information Technology – 10.07%
Accenture Plc – Class A	264	109,579
Cisco Systems, Inc.	1,962	124,313
Microsoft Corp.	474	159,507
QUALCOMM, Inc.	861	157,455
Samsung Electronics Co. Ltd.	1,822	119,680
Visa, Inc. – Class A	892	193,325
Other Securities (1)	9,450	1,028,298

Total Information Technology		1,892,157

Materials – 5.16%
Ecolab, Inc.	465	109,084
International Flavors & Fragrances, Inc.	717	108,052
Linde Plc	355	122,810
Other Securities (1)(4)	12,123	630,528

Total Materials		970,474

Real Estate – 3.18%
Various Securities (1)	10,488	597,829

Total Real Estate		597,829

Utilities – 2.95%
Various Securities (1)	10,293	555,260

Total Utilities		555,260

Total Common Stocks (Cost: $12,185,538)		18,404,025

CONVERTIBLE PREFERRED STOCKS – 0.22%
Healthcare – 0.06%
Becton Dickinson & Co., 6.00%	202	10,659

Total Healthcare		10,659

Utilities – 0.16%
Various Securities	480	31,236

Total Utilities		31,236

Total Convertible Preferred Stocks (Cost: $36,548)		41,895

PREFERRED STOCKS – 0.18%
Consumer Discretionary – 0.18%
Volkswagen AG	165	33,133

Total Consumer Discretionary		33,133

Total Preferred Stocks (Cost: $29,530)		33,133

The accompanying notes are an integral part of these financial statements.

40	Semiannual Report • December 31, 2021

Bridge Builder Large Cap Value Fund

Summary Schedule of Investments

December 31, 2021 (Unaudited) (Continued)

	Shares (000s)		Value (000s)
SHORT-TERM INVESTMENTS – 1.62%
Money Market Funds – 1.52%
Goldman Sachs Financial Square Government Fund – Class I, 0.03% (2)		286,488	$286,488

Total Money Market Funds			286,488

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.10%
Bank of Montreal, London, 0.01% due 01/03/2022		$14,615	14,615
Citibank, London, -0.97% due 01/03/2022 (3)	EUR	0	0
National Australia Bank, London, 0.01% due 01/03/2022		$1,622	1,622
Royal Bank of Canada, Toronto, 0.01% due 01/03/2022		1,645	1,645

Total Time Deposits			17,882

Total Short-Term Investments (Cost: $304,370)			304,370

TOTAL INVESTMENTS IN SECURITIES – 99.90% (Cost: $12,555,986)			18,783,423
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.10%			19,217

TOTAL NET ASSETS – 100.00%			$18,802,640

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

EUR	Euro

(1)	Non-income producing security or includes securities that are non-income producing.

(2)	Represents annualized seven-day yield as of the close of the reporting period.

(3)	A zero balance may reflect actual amounts rounding to less than one thousand.

(4)	Includes securities categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $16, which represents 0.00% of total net assets.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
20	S&P 500 E-mini Future	Mar. 2022	$4,670	$4,758	$88

					$88

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2021	41

Bridge Builder Small/Mid Cap Growth Fund

Summary Schedule of Investments

December 31, 2021 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)

COMMON STOCKS – 98.27%
Communication Services – 3.53%
Match Group, Inc. (1)	270	$35,711
Other Securities (1)	6,795	188,962

Total Communication Services		224,673

Consumer Discretionary – 12.47%
Advance Auto Parts, Inc.	166	39,749
Burlington Stores, Inc. (1)	127	37,103
Chipotle Mexican Grill, Inc. – Class A (1)	18	31,633
Gentherm, Inc. (1)	364	31,592
Leslie’s, Inc. (1)	1,579	37,357
Ulta Beauty, Inc. (1)	111	45,755
Other Securities (1)	7,841	569,922

Total Consumer Discretionary		793,111

Consumer Staples – 4.07%
Various Securities (1)	3,190	258,878

Total Consumer Staples		258,878

Energy – 1.11%
Various Securities (1)	2,420	70,579

Total Energy		70,579

Financials – 9.49%
Arthur J. Gallagher & Co.	209	35,461
Everest Re Group Ltd.	125	34,288
MSCI, Inc. – Class A	55	33,982
SVB Financial Group (1)	119	80,516
Tradeweb Markets, Inc. – Class A	653	65,357
Other Securities (1)	4,868	354,372

Total Financials		603,976

Healthcare – 21.68%
Align Technology, Inc. (1)	57	37,491
Argenx SE – ADR (1)	101	35,273
Ascendis Pharma – ADR (1)	297	39,981
Bio-Techne Corp.	90	46,748
Catalent, Inc. (1)	422	54,071
Dentsply Sirona, Inc.	550	30,685
DexCom, Inc. (1)	66	35,616
Edwards Lifesciences Corp. (1)	309	40,028
Medpace Holdings, Inc. (1)	170	36,967
Repligen Corp. (1)	123	32,592
Tandem Diabetes Care, Inc. (1)	261	39,285
Veeva Systems, Inc. – Class A (1)	244	62,380
Waters Corp. (1)	103	38,379
West Pharmaceutical Services, Inc.	70	32,917
Other Securities (1)(3)	12,717	816,578

Total Healthcare		1,378,991

Industrials – 15.54%
AMETEK, Inc.	288	42,346
Fortive Corp.	912	69,610
Generac Holdings, Inc. (1)	174	61,176
Ingersoll Rand, Inc.	588	36,384
Kornit Digital Ltd. (1)	193	29,439
Nordson Corp.	135	34,406
Rockwell Automation, Inc.	90	31,394
Other Securities (1)	8,509	684,196

Total Industrials		988,951

	Shares (000s)	Value (000s)
Information Technology – 26.95%
Ambarella, Inc. (1)	189	$38,387
Arista Networks, Inc. (1)	209	30,109
Asana, Inc. – Class A (1)	421	31,407
Atlassian Corp. Plc – Class A (1)	123	46,925
Bill.com Holdings, Inc. (1)	128	31,830
Calix, Inc. (1)	380	30,351
Datadog, Inc. – Class A (1)	204	36,396
Global Payments, Inc.	247	33,436
HubSpot, Inc. (1)	104	68,658
Lattice Semiconductor Corp. (1)	766	59,042
ON Semiconductor Corp. (1)	652	44,306
Palo Alto Networks, Inc. (1)	86	47,869
Pure Storage, Inc. – Class A (1)	974	31,714
Synopsys, Inc. (1)	128	47,302
Trimble, Inc. (1)	334	29,120
Workday, Inc. – Class A (1)	137	37,426
Zscaler, Inc. (1)	254	81,695
Other Securities (1)	11,673	988,464

Total Information Technology		1,714,437

Materials – 2.35%
Various Securities (1)	2,574	149,603

Total Materials		149,603

Real Estate – 1.06%
Various Securities (1)	1,301	67,253

Total Real Estate		67,253

Utilities – 0.02%
Various Securities (1)	27	1,132

Total Utilities		1,132

Total Common Stocks (Cost: $4,325,110)		6,251,584

SHORT-TERM INVESTMENTS – 1.88%
Money Market Funds – 1.48%
Goldman Sachs Financial Square Government Fund – Class I, 0.03% (2)	94,195	94,195

Total Money Market Funds		94,195

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.40%
Bank of Montreal, London, 0.01% due 01/03/2022	$3,247	3,247
Royal Bank of Canada, Toronto, 0.01% due 01/03/2022	12,129	12,129
Sumitomo, Tokyo, 0.01% due 01/03/2022	9,777	9,777

Total Time Deposits		25,153

Total Short-Term Investments (Cost: $119,348)		119,348

TOTAL INVESTMENTS IN SECURITIES – 100.15% (Cost: $4,444,458)		6,370,932
LIABILITIES IN EXCESS OF OTHER ASSETS – (0.15)%		(9,829)

TOTAL NET ASSETS – 100.00%		$6,361,103

The accompanying notes are an integral part of these financial statements.

42	Semiannual Report • December 31, 2021

Bridge Builder Small/Mid Cap Growth Fund

Summary Schedule of Investments

December 31, 2021 (Unaudited) (Continued)

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

(1)	Non-income producing security or includes securities that are non-income producing.

(2)	Represents annualized seven-day yield as of the close of the reporting period.

(3)	Includes securities categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $16, which represents 0.00% of total net assets.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
7	E-mini Russell 2000 Future	Mar. 2022	$775	$785	$10
4	S&P 500 E-mini Future	Mar. 2022	944	952	8
2	S&P MidCap 400 E-mini Future	Mar. 2022	560	568	8

					$26

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2021	43

Bridge Builder Small/Mid Cap Value Fund

Summary Schedule of Investments

December 31, 2021 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 98.03%
Communication Services – 1.83%
Nexstar Media Group, Inc. – Class A	259	$39,096
Other Securities (1)	3,776	97,077

Total Communication Services		136,173

Consumer Discretionary – 12.26%
AutoZone, Inc. (1)	16	33,968
Grand Canyon Education, Inc. (1)	291	24,914
Leslie’s, Inc. (1)	1,464	34,632
Red Rock Resorts, Inc. – Class A	581	31,954
Skechers USA, Inc. – Class A (1)	1,315	57,053
Whirlpool Corp.	134	31,497
Other Securities (1)	13,918	697,649

Total Consumer Discretionary		911,667

Consumer Staples – 3.99%
Performance Food Group Co. (1)	1,006	46,167
Post Holdings, Inc. (1)	229	25,838
Other Securities (1)	5,196	224,516

Total Consumer Staples		296,521

Energy – 4.85%
Diamondback Energy, Inc.	295	31,773
Magnolia Oil & Gas Corp. – Class A	1,332	25,129
Pioneer Natural Resources Co.	250	45,539
Other Securities (1)	10,068	258,531

Total Energy		360,972

Financials – 20.84%
American International Group, Inc.	542	30,834
Ameriprise Financial, Inc.	161	48,674
Athene Holding Ltd. – Class A (1)	356	29,682
Discover Financial Services	266	30,789
East West Bancorp, Inc.	393	30,920
Everest Re Group Ltd.	100	27,374
Fifth Third Bancorp	1,042	45,397
Huntington Bancshares, Inc.	2,914	44,929
Independent Bank Corp.	311	25,347
KeyCorp	1,534	35,486
Selective Insurance Group, Inc.	357	29,259
Synchrony Financial	609	28,252
Other Securities (1)(4)	30,543	1,143,192

Total Financials		1,550,135

Healthcare – 9.41%
Avantor, Inc. (1)	1,255	52,894
Elanco Animal Health, Inc. (1)	1,495	42,424
ICON Plc (1)	104	32,232
Sotera Health Co. (1)	1,435	33,800
Syneos Health, Inc. – Class A (1)	277	28,472
Other Securities (1)(4)	13,307	510,515

Total Healthcare		700,337

Industrials – 16.39%
AMETEK, Inc.	329	48,394
CACI International, Inc. – Class A (1)	125	33,614
Colfax Corp. (1)	629	28,919
Dover Corp.	165	29,941
Eaton Corp. Plc	152	26,228
Parker-Hannifin Corp.	106	33,642

	Shares (000s)		Value (000s)
Textron, Inc.		332	$25,599
WESCO International, Inc. (1)		241	31,703
WillScot Mobile Mini Holdings Corp. – Class A (1)		1,204	49,169
Other Securities (1)		16,648	911,988

Total Industrials			1,219,197

Information Technology – 9.85%
Methode Electronics, Inc.		560	27,553
Motorola Solutions, Inc.		225	61,260
Plexus Corp. (1)		263	25,181
Qorvo, Inc. (1)		183	28,556
Other Securities (1)		14,196	590,409

Total Information Technology			732,959

Materials – 7.36%
Avient Corp.		506	28,320
Axalta Coating Systems Ltd. (1)		1,055	34,943
Crown Holdings, Inc.		438	48,503
Element Solutions, Inc.		1,136	27,574
FMC Corp.		393	43,151
Other Securities (1)(4)		9,431	364,702

Total Materials			547,193

Real Estate – 6.05%
Various Securities (1)		14,694	450,341

Total Real Estate			450,341

Utilities – 5.20%
Evergy, Inc.		421	28,855
Vistra Corp.		1,765	40,180
Other Securities (1)		6,083	317,918

Total Utilities			386,953

Total Common Stocks (Cost: $5,047,549)			7,292,448

SHORT-TERM INVESTMENTS – 1.91%
Exchange Traded Funds – 0.37%
iShares Russell Mid-Capital Value ETF		223	27,345

Total Exchange Traded Funds			27,345

Money Market Funds – 0.99%
Goldman Sachs Financial Square Government Fund – Class I, 0.03% (2)		73,819	73,819

Total Money Market Funds			73,819

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.55%
Bank of Montreal, London, 0.01% due 01/03/2022		$10,750	10,750
J.P. Morgan, New York, 0.01% due 01/03/2022		6,543	6,543
National Australia Bank, London, 0.01% due 01/03/2022		3,867	3,867
Royal Bank of Canada, Toronto, 0.01% due 01/03/2022		10,883	10,883
Royal Bank of Canada, Toronto, 0.01% due 01/04/2022 (3)	CAD	0	0

The accompanying notes are an integral part of these financial statements.

44	Semiannual Report • December 31, 2021

Bridge Builder Small/Mid Cap Value Fund

Summary Schedule of Investments

December 31, 2021 (Unaudited) (Continued)

Principal Amount (000s)		Value (000s)
Time Deposits – 0.55% – (continued)
Sumitomo, Tokyo, 0.01% due 01/03/2022	$8,741	$8,741

Total Time Deposits		40,784

Total Short-Term Investments (Cost: $140,625)		141,948

TOTAL INVESTMENTS IN SECURITIES – 99.94% (Cost: $5,188,174)		7,434,396
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.06%		4,327

TOTAL NET ASSETS – 100.00%		$7,438,723

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

CAD	Canadian Dollar

(1)	Non-income producing security or includes securities that are non-income producing.

(2)	Represents annualized seven-day yield as of the close of the reporting period.

(3)	A zero balance may reflect actual amounts rounding to less than one thousand.

(4)	Includes securities categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $12, which represents 0.00% of total net assets.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
33	E-mini Russell 2000 Future	Mar. 2022	$3,654	$3,701	$47
5	S&P 500 E-mini Future	Mar. 2022	1,174	1,189	15
1	S&P MidCap 400 E-mini Future	Mar. 2022	277	284	7

					$69

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2021	45

Bridge Builder International Equity Fund

Summary Schedule of Investments

December 31, 2021 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.79%
Communication Services – 6.30%
Nippon Telegraph & Telephone Corp.	5,827	$159,345
Rightmove Plc	8,310	89,668
Telia Co. AB	20,641	80,727
WPP Plc	7,311	111,326
Other Securities (1)(2)	78,475	472,837

Total Communication Services		913,903

Consumer Discretionary – 15.74%
Cie Financiere Richemont SA	810	90,343
Continental AG (2)	841	88,351
Denso Corp.	1,031	85,458
Honda Motor Co. Ltd.	6,185	175,959
Kingfisher Plc	22,211	102,166
Li Ning Co. Ltd.	8,515	93,406
LVMH Moet Hennessy Louis Vuitton SE	145	120,241
Sony Corp.	1,136	143,389
Other Securities (1)(2)	70,059	1,386,353

Total Consumer Discretionary		2,285,666

Consumer Staples – 7.76%
Imperial Brands Plc	4,124	90,370
Tesco Plc	45,891	180,678
Other Securities (1)(2)	189,317	854,895

Total Consumer Staples		1,125,943

Energy – 3.69%
BP Plc	32,117	143,904
Royal Dutch Shell Plc – Class A	3,485	76,242
Royal Dutch Shell Plc – Class B	5,226	114,740
Other Securities (2)	33,733	201,001

Total Energy		535,887

Financials – 13.92%
AIA Group Ltd.	11,177	112,809
Allianz SE	422	99,535
Banco Santander SA	30,960	102,821
Lloyds Banking Group Plc	237,469	154,211
Tokio Marine Holdings, Inc.	2,173	120,987
United Overseas Bank Ltd.	8,169	163,152
Other Securities (1)(2)(5)	141,221	1,267,193

Total Financials		2,020,708

Healthcare – 13.30%
GlaxoSmithKline Plc	6,482	141,133
Mettler-Toledo International, Inc. (2)	82	139,607
Novartis AG	1,981	174,059
Novo Nordisk – Class B	911	102,329
Roche Holding AG	349	145,106
Sanofi SA	1,677	168,233
Takeda Pharmaceutical Co. Ltd.	4,034	110,167
Other Securities (1)(2)	17,556	949,819

Total Healthcare		1,930,453

Industrials – 15.78%
Atlas Copco AB – Class A	1,787	123,499
CK Hutchison Holdings Ltd.	17,599	113,307
Experian Plc	1,903	93,726
Hitachi Ltd.	1,541	83,492
Mitsubishi Electric Corp.	8,503	107,933

	Shares (000s)	Value (000s)
Nibe Industrier AB – Class B	5,538	$83,674
Other Securities (1)(2)(5)	74,452	1,684,694

Total Industrials		2,290,325

Information Technology – 12.87%
Accenture Plc – Class A	199	82,288
ASML Holding NV	155	124,065
ASML Holding NV – Class REG	107	84,789
FUJIFILM Holdings Corp.	1,248	92,549
Keyence Corp.	179	112,587
Kyocera Corp.	1,759	109,965
Lasertec Corp.	272	83,406
Shopify, Inc. – Class A (2)	98	135,242
Taiwan Semiconductor Manufacturing Co. Ltd.	4,572	101,134
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	1,601	192,582
Other Securities (1)(2)	46,958	750,132

Total Information Technology		1,868,739

Materials – 4.98%
Evonik Industries AG	3,006	97,111
Sika AG	199	82,896
Other Securities (1)(2)	23,025	542,655

Total Materials		722,662

Real Estate – 0.20%
Various Securities (1)(2)(5)	3,406	28,777

Total Real Estate		28,777

Utilities – 3.25%
Enel SpA	21,792	174,251
Snam SpA	19,120	115,163
SSE Plc	5,941	132,808
Other Securities (1)(2)	3,012	50,311

Total Utilities		472,533

Total Common Stocks (Cost: $11,339,865)		14,195,596

PREFERRED STOCKS – 0.43%
Consumer Discretionary – 0.42%
Various Securities	306	60,721

Total Consumer Discretionary		60,721

Consumer Staples – 0.01%
Various Securities (2)	13	772

Total Consumer Staples		772

Healthcare – 0.00% (3)
Sartorius AG	1	719

Total Healthcare		719

Materials – 0.00% (3)
Fuchs Petrolub SE	3	129

Total Materials		129

Total Preferred Stocks (Cost: $62,278)		62,341

The accompanying notes are an integral part of these financial statements.

46	Semiannual Report • December 31, 2021

Bridge Builder International Equity Fund

Summary Schedule of Investments

December 31, 2021 (Unaudited) (Continued)

	Shares (000s)		Value (000s)
SHORT-TERM INVESTMENTS – 1.73%
Money Market Funds – 1.44%
Goldman Sachs Financial Square Government Fund – Class I, 0.03% (4)		209,120	$209,120

Total Money Market Funds			209,120

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.29%
ANZ, Hong Kong, -0.33% due 01/04/2022	AUD	235	171
ANZ, London, 0.01% due 01/03/2022		$214	214
BNP Paribas, Paris, -1.61% due 01/03/2022	CHF	13	14
Brown Brothers Harriman, -10.58% due 01/03/2022	SEK	8,341	923
Brown Brothers Harriman, 0.00% due 01/03/2022	HKD	550	71
Brown Brothers Harriman, 0.01% due 01/05/2022	NZD	52	35
Brown Brothers Harriman, 0.01% due 01/03/2022	DKK	156	24
Brown Brothers Harriman, 0.01% due 01/03/2022	SGD	31	23
Brown Brothers Harriman, 0.03% due 01/03/2022	NOK	90	10

	Principal Amount (000s)		Value (000s)
Brown Brothers Harriman, 3.45% due 01/03/2022 (6)	ZAR	1	$0
Citibank, London, -0.97% due 01/03/2022	EUR	1,318	1,501
Citibank, London, 0.01% due 01/04/2022	GBP	3,551	4,806
National Australia Bank, London, 0.01% due 01/03/2022		$211	211
Royal Bank of Canada, Toronto, 0.01% due 01/03/2022		374	374
Sumitomo, Tokyo, -0.34% due 01/04/2022	JPY	2,497,338	21,710
Sumitomo, Tokyo, 0.01% due 01/03/2022		$12,122	12,122

Total Time Deposits			42,209

Total Short-Term Investments (Cost: $251,329)			251,329

TOTAL INVESTMENTS IN SECURITIES – 99.95% (Cost: $11,653,472)			14,509,266
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.05%			6,935

TOTAL NET ASSETS – 100.00%			$14,516,201

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

REIT	Real Estate Investment Trust

AUD	Australian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound
HKD	Hong Kong Dollar

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

SGD	Singapore Dollar

ZAR	South African Rand

(1)	Includes securities purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $557,454, which represents 3.84% of total net assets.

(2)	Non-income producing security or includes securities that are non-income producing.

(3)	Amount calculated is less than 0.005%.

(4)	Represents annualized seven-day yield as of the close of the reporting period.

(5)	Includes securities categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $1,694, which represents 0.01% of total net assets.

(6)	A zero balance may reflect actual amounts rounding to less than one thousand.

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2021	47

Bridge Builder International Equity Fund

Summary Schedule of Investments

December 31, 2021 (Unaudited) (Continued)

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
24	Euro Stoxx 50 Future	Mar. 2022	EUR	1,000	$1,172	$32
10	FTSE 100 INDEX Future	Mar. 2022	GBP	725	991	10
5	TOPIX INDEX Future	Mar. 2022	JPY	98,484	866	10

						$52

Country	Percentage of Net Assets
Argentina	0.26%
Australia	2.00
Austria	0.14
Belgium	0.22
Bermuda	0.02
Brazil	0.46
Britain	16.45
Canada	1.88
China	3.17
Denmark	2.72
Finland	0.71
France	7.86
Germany	6.51
Hong Kong	2.79
India	1.27
Indonesia	0.03
Ireland	2.18
Isle of Man	0.01
Israel	0.04
Italy	3.41
Japan	19.41
Luxembourg	0.58
Malaysia	0.01
Mexico	0.12

Country (Continued)	Percentage of Net Assets
Netherlands	4.49%
New Zealand	0.33
Norway	0.31
Peru	0.02
Portugal	0.23
Russia	0.03
Singapore	1.89
South Africa	0.33
South Korea	0.90
Spain	1.97
Sweden	3.87
Switzerland	6.33
Taiwan	2.55
Thailand	0.09
United States	2.62
Other (individually each country is less than 0.005%)	0.01

Total Country	98.22

SHORT-TERM INVESTMENTS	1.73

TOTAL INVESTMENTS IN SECURITIES	99.95
OTHER ASSETS IN EXCESS OF LIABILITIES	0.05

TOTAL NET ASSETS	100.00%

The accompanying notes are an integral part of these financial statements.

48	Semiannual Report • December 31, 2021

[THIS PAGE INTENTIONALLY LEFT BLANK]

Bridge Builder Mutual Funds

Statements of Assets and Liabilities

December 31, 2021 (Unaudited)

(Amounts in thousands, except per share amounts)

	Bridge Builder Core Bond Fund	Bridge Builder Core Plus Bond Fund	Bridge Builder Municipal Bond Fund	Bridge Builder Large Cap Growth Fund
Assets
Investments, at value (1)	$19,754,670	$38,809,738	$11,001,084	$19,093,778
Cash and cash equivalents	487	37,240	1,670	1
Over-the-counter credit default swap contracts, at value	—	4,040	—	—
Over-the-counter interest rate swap contracts, at value	—	139	—	—
Receivable for foreign currency transactions	126,742	440	—	—
Receivable for investments sold	28,760	4,437,789	55,396	—
Receivable for fund shares sold	—	86,469	—	25,072
Unrealized appreciation on forward foreign currency exchange contracts	—	17,259	—	—
Unrealized appreciation on unfunded loan commitments	—	49	—	—
Dividend and interest receivable	76,953	143,435	100,995	2,867
Tax reclaim receivable	—	41	—	1,081
Deposits at broker for futures contracts	—	5,693	—	—
Variation margin on futures contracts	4,972	27,121	1,055	555
Deposits at broker for centrally cleared swap contracts	—	13,003	—	—
Variation margin on centrally cleared swap contracts	—	15,811	—	—
Prepaid expenses and other assets	280	384	207	202
Total Assets	19,992,864	43,598,651	11,160,407	19,123,556

Liabilities
TBA sale commitments, at value (2)	—	550,985	—	—
Over-the-counter credit default swap contracts, at value	—	418	—	—
Over-the-counter interest rate swap contracts, at value	—	69	—	—
Due to broker for swap contracts	—	6,610	—	—
Due to broker for centrally cleared swap contracts	—	22	—	—
Due to broker for forward foreign currency exchange contracts	—	1,050	—	—
Payable for investments purchased	1,106,147	8,364,476	132,626	18,566
Payable for fund shares redeemed	11,627	20,379	7,718	—
Payable for swap contracts	—	84	—	—
Interest payable	7	1,090	—	—
Payable for foreign currency transactions	—	64	—	—
Unrealized depreciation on forward foreign currency exchange contracts	—	16,291	—	—
Payable to Sub-advisers for Investment Advisory Fee	1,775	3,849	1,131	2,794
Payable to Trustees	39	63	22	41
Distribution payable*	0	0	0	0
Accrued expenses and other liabilities	1,417	29,064	396	345
Total Liabilities	1,121,012	8,994,514	141,893	21,746
Net Assets	$18,871,852	$34,604,137	$11,018,514	$19,101,810

Net Assets Consist of
Paid in capital ($0.00 par value common stock unlimited authorized shares)	$18,510,230	$34,396,237	$10,679,292	$11,145,197
Total distributable earnings/(loss)	361,622	207,900	339,222	7,956,613
Net Assets	$18,871,852	$34,604,137	$11,018,514	$19,101,810
Net Assets	$18,871,852	$34,604,137	$11,018,514	$19,101,810
Shares Outstanding	1,810,772	3,353,177	1,024,752	812,174
Net Asset Value	$10.42	$10.32	$10.75	$23.52

(1) Cost of investments	$19,355,221	$38,638,823	$10,640,792	$11,309,664
(2) Proceeds from TBA sale commitments	—	(551,907)	—	—

*	A zero balance may reflect actual amounts rounding to less than one thousand.

The accompanying notes are an integral part of these financial statements.

50	Semiannual Report • December 31, 2021

Bridge Builder Mutual Funds

Statements of Assets and Liabilities

December 31, 2021 (Unaudited) (Continued)

(Amounts in thousands, except per share amounts)

	Bridge Builder Large Cap Value Fund	Bridge Builder Small/Mid Cap Growth Fund	Bridge Builder Small/Mid Cap Value Fund	Bridge Builder International Equity Fund
Assets
Investments, at value (1)	$18,783,423	$6,370,932	$7,434,396	$14,509,266
Cash and cash equivalents*	0	0	0	512
Receivable for foreign currency transactions*	8	—	0	1,442
Receivable for investments sold	33,116	560	1,612	786
Receivable for fund shares sold	25,010	11,197	10,439	23,013
Dividend and interest receivable	24,994	1,650	8,160	8,814
Tax reclaim receivable	1,703	—	30	22,421
Variation margin on futures contracts	242	125	272	199
Prepaid expenses and other assets	153	123	88	282
Total Assets	18,868,649	6,384,587	7,454,997	14,566,735

Liabilities
Payable for investments purchased	40,103	17,673	5,714	29,484
Payable for fund shares redeemed	22,070	3,787	7,349	8,595
Foreign withholding tax payable	—	—	—	7,669
Payable to Sub-advisers for Investment Advisory Fee	3,388	1,873	2,298	3,994
Payable to Trustees	36	15	24	33
Distribution payable*	0	0	—	—
Accrued expenses and other liabilities	412	136	889	759
Total Liabilities	66,009	23,484	16,274	50,534
Net Assets	$18,802,640	$6,361,103	$7,438,723	$14,516,201

Net Assets Consist of
Paid in capital ($0.00 par value common stock unlimited authorized shares)	$12,436,519	$4,458,419	$5,223,890	$11,818,411
Total distributable earnings/(loss)	6,366,121	1,902,684	2,214,833	2,697,790
Net Assets	$18,802,640	$6,361,103	$7,438,723	$14,516,201
Net Assets	$18,802,640	$6,361,103	$7,438,723	$14,516,201
Shares Outstanding	1,086,427	378,998	504,777	1,084,727
Net Asset Value	$17.31	$16.78	$14.74	$13.38

(1) Cost of investments	$12,555,986	$4,444,458	$5,188,174	$11,653,472

*	A zero balance may reflect actual amounts rounding to less than one thousand.

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2021	51

Bridge Builder Mutual Funds

Statements of Operations

Six Months Ended December 31, 2021 (Unaudited)

(Amounts in thousands)

	Bridge Builder Core Bond Fund	Bridge Builder Core Plus Bond Fund	Bridge Builder Municipal Bond Fund	Bridge Builder Large Cap Growth Fund
Investment Income
Dividend income	$224	$2,479	$22	$66,359
Less: Foreign taxes withheld and issuance fees	—	—	—	(55)
Interest	192,397	327,724	105,235	10
Less: Foreign taxes withheld*	—	0	—	—
Other Income*	—	0	0	—
Total investment income	192,621	330,203	105,257	66,314
Expenses
Investment advisory fee	29,690	61,124	18,902	41,293
Professional fees	114	250	88	119
Administration fee	5	5	5	5
Fund accounting fees	589	954	421	349
Transfer agent fees and expenses	25	34	20	25
Trustee fees and expenses	106	188	61	109
Printing and mailing expense	27	189	167	178
Custody fees	190	429	57	85
Insurance expense	26	41	14	23
Registration fees	166	370	198	198
Other expenses	80	206	58	107
Total expenses before fee waivers	31,018	63,790	19,991	42,491
Fee waivers by Adviser	(19,268)	(39,570)	(12,075)	(24,691)
Net expenses	11,750	24,220	7,916	17,800
Net Investment Income	180,871	305,983	97,341	48,514

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation)
Net realized gain/(loss) on:
Investments	36,293	179,981	737	616,738
TBA sale commitments	—	1,622	—	—
Forward foreign currency exchange contracts	—	66,710	—	—
Foreign currency transactions	—	(888)	—	(80)
Futures contracts	15,060	22,756	2,356	1,623
Swap contracts	—	25,836	—	—
Net realized gain/(loss)	51,353	296,017	3,093	618,281
Net change in net unrealized appreciation/(depreciation) on:
Investments	(219,222)	(445,161)	(56,497)	871,276
TBA sale commitments	—	(14)	—	—
Forward foreign currency exchange contracts	—	(21,207)	—	—
Foreign currency transactions	—	118	—	31
Futures contracts	(8,307)	(28,756)	(617)	(269)
Swap contracts	—	(32,231)	—	—
Unfunded loan commitments	—	49	—	—
Net change in unrealized appreciation/(depreciation)	(227,529)	(527,202)	(57,114)	871,038
Net realized gain/(loss) and net change in unrealized appreciation/(depreciation)	(176,176)	(231,185)	(54,021)	1,489,319
Net Increase/(Decrease) in Net Assets Resulting from Operations	$4,695	$74,798	$43,320	$1,537,833

*	A zero balance may reflect actual amounts rounding to less than one thousand.

The accompanying notes are an integral part of these financial statements.

52	Semiannual Report • December 31, 2021

Bridge Builder Mutual Funds

Statements of Operations

Six Months Ended December 31, 2021 (Unaudited) (Continued)

(Amounts in thousands)

	Bridge Builder Large Cap Value Fund	Bridge Builder Small/Mid Cap Growth Fund	Bridge Builder Small/Mid Cap Value Fund	Bridge Builder International Equity Fund
Investment Income
Dividend income	$177,615	$14,290	$63,472	$134,933
Less: Foreign taxes withheld and issuance fees	(807)	(17)	(59)	(9,946)
Interest	8	5	7	12
Less: Foreign taxes withheld	—	—	—	—
Other Income*	0	0	0	—
Total investment income	176,816	14,278	63,420	124,999
Expenses
Investment advisory fee	39,892	20,208	23,062	44,233
Professional fees	116	46	65	116
Administration fee	5	5	5	5
Fund accounting fees	343	124	152	344
Transfer agent fees and expenses	25	17	18	23
Trustee fees and expenses	106	38	35	85
Printing and mailing expense	177	13	254	290
Custody fees	132	67	82	1,322
Insurance expense	28	11	11	26
Registration fees	159	82	97	170
Other expenses	107	36	41	150
Total expenses before fee waivers	41,090	20,647	23,822	46,764
Fee waivers by Adviser	(20,362)	(9,288)	(9,521)	(19,869)
Net expenses	20,728	11,359	14,301	26,895
Net Investment Income	156,088	2,919	49,119	98,104

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation)
Net realized gain/(loss) on:
Investments	666,684	516,749	296,736	272,989
Foreign currency transactions*	6	0	4	(3,527)
Futures contracts	664	126	26	78
Net realized gain/(loss)	667,354	516,875	296,766	269,540
Net change in net unrealized appreciation/(depreciation) on:
Investments	382,299	(256,820)	33,446	(319,100)
Foreign currency transactions	(40)	—	1	(191)
Futures contracts	59	3	83	85
Net change in unrealized appreciation/(depreciation)	382,318	(256,817)	33,530	(319,206)
Net realized gain/(loss) and net change in unrealized appreciation/(depreciation)	1,049,672	260,058	330,296	(49,666)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$1,205,760	$262,977	$379,415	$48,438

*	A zero balance may reflect actual amounts rounding to less than one thousand.

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2021	53

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Unaudited)

(Amounts in thousands)

	Bridge Builder Core Bond Fund		Bridge Builder Core Plus Bond Fund
	Six Months Ended December 31, 2021	Year Ended June 30, 2021	Six Months Ended December 31, 2021	Year Ended June 30, 2021
Operations
Net investment income	$180,871	$351,249	$305,983	$531,772
Net realized gain/(loss)	51,353	70,149	296,017	45,160
Net change in unrealized appreciation/(depreciation)	(227,529)	(261,712)	(527,202)	187,218
Net increase/(decrease) in net assets resulting from operations	4,695	159,686	74,798	764,150
Distributions to Shareholders
From distributable earnings	(226,896)	(723,634)	(436,528)	(1,104,123)
Total distributions	(226,896)	(723,634)	(436,528)	(1,104,123)
Capital Transactions
Proceeds from shares sold	1,683,739	5,037,444	3,121,248	14,765,777
Reinvestment of dividends	226,896	723,634	436,528	1,104,123
Cost of shares redeemed	(707,433)	(1,446,410)	(1,281,761)	(2,273,741)
Net increase/(decrease) from capital transactions	1,203,202	4,314,668	2,276,015	13,596,159
Net increase/(decrease) in net assets	981,001	3,750,720	1,914,285	13,256,186
Net Assets
Beginning of period	17,890,851	14,140,131	32,689,852	19,433,666
End of period	$18,871,852	$17,890,851	$34,604,137	$32,689,852

Change in Shares Outstanding
Shares outstanding, beginning of period	1,696,403	1,295,679	3,134,557	1,840,217
Shares sold	159,978	467,888	299,691	1,405,552
Shares issued to holders in reinvestments of dividends	21,588	67,317	42,005	104,726
Shares redeemed	(67,197)	(134,481)	(123,076)	(215,938)
Shares outstanding, end of period	1,810,772	1,696,403	3,353,177	3,134,557

The accompanying notes are an integral part of these financial statements.

54	Semiannual Report • December 31, 2021

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Unaudited) (Continued)

(Amounts in thousands)

	Bridge Builder Municipal Bond Fund		Bridge Builder Large Cap Growth Fund
	Six Months Ended December 31, 2021	Year Ended June 30, 2021	Six Months Ended December 31, 2021	Year Ended June 30, 2021
Operations
Net investment income	$97,341	$167,922	$48,514	$99,166
Net realized gain/(loss)	3,093	6,739	618,281	1,230,045
Net change in unrealized appreciation/(depreciation)	(57,114)	234,705	871,038	3,954,963
Net increase/(decrease) in net assets resulting from operations	43,320	409,366	1,537,833	5,284,174
Distributions to Shareholders
From distributable earnings	(97,435)	(168,048)	(1,371,952)	(551,932)
Total distributions	(97,435)	(168,048)	(1,371,952)	(551,932)
Capital Transactions
Proceeds from shares sold	1,617,542	3,841,024	1,326,240	2,085,139
Reinvestment of dividends	97,435	168,048	1,371,952	551,932
Cost of shares redeemed	(531,203)	(881,976)	(1,368,010)	(3,227,851)
Net increase/(decrease) from capital transactions	1,183,774	3,127,096	1,330,182	(590,780)
Net increase/(decrease) in net assets	1,129,659	3,368,414	1,496,063	4,141,462
Net Assets
Beginning of period	9,888,855	6,520,441	17,605,747	13,464,285
End of period	$11,018,514	$9,888,855	$19,101,810	$17,605,747

Change in Shares Outstanding
Shares outstanding, beginning of period	914,906	621,865	754,992	786,809
Shares sold	150,083	359,858	54,038	100,774
Shares issued to holders in reinvestments of dividends	9,049	15,715	58,603	27,457
Shares redeemed	(49,286)	(82,532)	(55,459)	(160,048)
Shares outstanding, end of period	1,024,752	914,906	812,174	754,992

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2021	55

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Unaudited) (Continued)

(Amounts in thousands)

	Bridge Builder Large Cap Value Fund		Bridge Builder Small/Mid Cap Growth Fund
	Six Months Ended December 31, 2021	Year Ended June 30, 2021	Six Months Ended December 31, 2021	Year Ended June 30, 2021
Operations
Net investment income	$156,088	$269,234	$2,919	$6,962
Net realized gain/(loss)	667,354	834,352	516,875	658,726
Net change in unrealized appreciation/(depreciation)	382,318	4,775,070	(256,817)	1,358,114
Net increase/(decrease) in net assets resulting from operations	1,205,760	5,878,656	262,977	2,023,802
Distributions to Shareholders
From distributable earnings	(1,119,439)	(271,568)	(965,578)	(625,437)
Total distributions	(1,119,439)	(271,568)	(965,578)	(625,437)
Capital Transactions
Proceeds from shares sold	1,357,463	2,242,789	552,267	760,521
Reinvestment of dividends	1,119,439	271,568	965,578	625,437
Cost of shares redeemed	(1,158,025)	(3,222,624)	(429,808)	(1,602,803)
Net increase/(decrease) from capital transactions	1,318,877	(708,267)	1,088,037	(216,845)
Net increase/(decrease) in net assets	1,405,198	4,898,821	385,436	1,181,520
Net Assets
Beginning of period	17,397,442	12,498,621	5,975,667	4,794,147
End of period	$18,802,640	$17,397,442	$6,361,103	$5,975,667

Change in Shares Outstanding
Shares outstanding, beginning of period	1,009,277	1,061,951	314,116	325,518
Shares sold	77,242	149,992	28,353	43,913
Shares issued to holders in reinvestments of dividends	65,561	18,070	58,303	38,176
Shares redeemed	(65,653)	(220,736)	(21,774)	(93,491)
Shares outstanding, end of period	1,086,427	1,009,277	378,998	314,116

The accompanying notes are an integral part of these financial statements.

56	Semiannual Report • December 31, 2021

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Unaudited) (Continued)

(Amounts in thousands)

	Bridge Builder Small/Mid Cap Value Fund		Bridge Builder International Equity Fund
	Six Months Ended December 31, 2021	Year Ended June 30, 2021	Six Months Ended December 31, 2021	Year Ended June 30, 2021
Operations
Net investment income	$49,119	$69,108	$98,104	$293,542
Net realized gain/(loss)	296,766	594,818	269,540	1,178,623
Net change in unrealized appreciation/(depreciation)	33,530	2,139,425	(319,206)	2,589,939
Net increase/(decrease) in net assets resulting from operations	379,415	2,803,351	48,438	4,062,104
Distributions to Shareholders
From distributable earnings	(737,343)	(73,292)	(1,359,777)	(250,025)
Total distributions	(737,343)	(73,292)	(1,359,777)	(250,025)
Capital Transactions
Proceeds from shares sold	568,037	804,057	1,317,386	2,494,131
Reinvestment of dividends	737,343	73,292	1,359,777	250,025
Cost of shares redeemed	(517,017)	(1,700,119)	(2,063,056)	(2,687,307)
Net increase/(decrease) from capital transactions	788,363	(822,770)	614,107	56,849
Net increase/(decrease) in net assets	430,435	1,907,289	(697,232)	3,868,928
Net Assets
Beginning of period	7,008,288	5,100,999	15,213,433	11,344,505
End of period	$7,438,723	$7,008,288	$14,516,201	$15,213,433

Change in Shares Outstanding
Shares outstanding, beginning of period	450,592	514,013	1,033,080	1,034,339
Shares sold	36,318	61,991	89,587	186,134
Shares issued to holders in reinvestments of dividends	50,657	5,753	100,819	18,841
Shares redeemed	(32,790)	(131,165)	(138,759)	(206,234)
Shares outstanding, end of period	504,777	450,592	1,084,727	1,033,080

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2021	57

Bridge Builder Mutual Funds

Financial Highlights (Unaudited)

	Per Share Operating Performance
		Change in Net Assets Resulting from Operations			Less Distributions
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain/(loss)	Net increase/ (decrease) in net asset value from operations	Distributions from net investment income	Distributions from net realized gains	Total Distributions
Bridge Builder Core Bond Fund
Six months ended December 31, 2021 (Unaudited)(5)	$10.55	0.10	(0.10)	—	(0.11)	(0.02)	(0.13)
For the year ended June 30, 2021(5)	$10.91	0.23	(0.10)	0.13	(0.26)	(0.23)	(0.49)
For the year ended June 30, 2020(5)	$10.34	0.31	0.61	0.92	(0.32)	(0.03)	(0.35)
For the year ended June 30, 2019(5)	$9.87	0.31	0.48	0.79	(0.32)	—	(0.32)
For the year ended June 30, 2018	$10.17	0.27	(0.28)	(0.01)	(0.29)	—	(0.29)
For the year ended June 30, 2017	$10.47	0.25	(0.22)	0.03	(0.26)	(0.07)	(0.33)
Bridge Builder Core Plus Bond Fund
Six months ended December 31, 2021 (Unaudited)(5)	$10.43	0.09	(0.06)	0.03	(0.11)	(0.03)	(0.14)
For the year ended June 30, 2021(5)	$10.56	0.22	0.12	0.34	(0.25)	(0.22)	(0.47)
For the year ended June 30, 2020(5)	$10.27	0.32	0.47	0.79	(0.36)	(0.14)	(0.50)
For the year ended June 30, 2019(5)	$9.81	0.35	0.48	0.83	(0.37)	—	(0.37)
For the year ended June 30, 2018	$10.09	0.29	(0.27)	0.02	(0.30)	—	(0.30)
For the year ended June 30, 2017	$10.28	0.24	(0.15)	0.09	(0.25)	(0.03)	(0.28)
Bridge Builder Municipal Bond Fund
Six months ended December 31, 2021 (Unaudited)(5)	$10.81	0.10	(0.06)	0.04	(0.10)	—	(0.10)
For the year ended June 30, 2021(5)	$10.49	0.22	0.32	0.54	(0.22)	—	(0.22)
For the year ended June 30, 2020(5)	$10.46	0.26	0.03	0.29	(0.26)	—	(0.26)
For the year ended June 30, 2019(5)	$10.09	0.27	0.37	0.64	(0.27)	—	(0.27)
For the year ended June 30, 2018	$10.14	0.21	(0.05)	0.16	(0.21)	—	(0.21)
For the year ended June 30, 2017	$10.38	0.19	(0.23)	(0.04)	(0.19)	(0.01)	(0.20)
Bridge Builder Large Cap Growth Fund
Six months ended December 31, 2021 (Unaudited)	$23.32	0.06	1.95	2.01	(0.12)	(1.69)	(1.81)
For the year ended June 30, 2021(5)	$17.11	0.13	6.83	6.96	(0.11)	(0.64)	(0.75)
For the year ended June 30, 2020(5)	$14.64	0.14	2.65	2.79	(0.14)	(0.18)	(0.32)
For the year ended June 30, 2019(5)	$13.53	0.15	1.60	1.75	(0.14)	(0.50)	(0.64)
For the year ended June 30, 2018	$11.59	0.12	1.92	2.04	(0.10)	—	(0.10)
For the year ended June 30, 2017	$9.89	0.10	1.69	1.79	(0.09)	—	(0.09)
Bridge Builder Large Cap Value Fund
Six months ended December 31, 2021 (Unaudited)	$17.24	0.15	1.01	1.16	(0.15)	(0.94)	(1.09)
For the year ended June 30, 2021(5)	$11.77	0.26	5.48	5.74	(0.27)	—	(0.27)
For the year ended June 30, 2020(5)	$12.71	0.24	(0.94)	(0.70)	(0.23)	(0.01)	(0.24)
For the year ended June 30, 2019(5)	$12.12	0.24	0.74	0.98	(0.23)	(0.16)	(0.39)
For the year ended June 30, 2018	$11.38	0.20	0.82	1.02	(0.19)	(0.09)	(0.28)
For the year ended June 30, 2017	$9.86	0.18	1.52	1.70	(0.18)	—	(0.18)
Bridge Builder Small/Mid Cap Growth Fund
Six months ended December 31, 2021 (Unaudited)(5)	$19.02	0.01	0.77	0.78	(0.01)	(3.01)	(3.02)
For the year ended June 30, 2021(5)	$14.73	0.02	6.42	6.44	(0.04)	(2.11)	(2.15)
For the year ended June 30, 2020(5)	$14.25	0.05	1.01	1.06	(0.05)	(0.53)	(0.58)
For the year ended June 30, 2019(5)	$13.52	0.05	1.39	1.44	(0.05)	(0.66)	(0.71)
For the year ended June 30, 2018	$11.49	0.05	2.12	2.17	(0.04)	(0.10)	(0.14)
For the year ended June 30, 2017	$9.62	0.03	1.88	1.91	(0.04)	—	(0.04)
Bridge Builder Small/Mid Cap Value Fund
Six months ended December 31, 2021 (Unaudited)(5)	$15.55	0.11	0.69	0.80	(0.16)	(1.45)	(1.61)
For the year ended June 30, 2021(5)	$9.92	0.14	5.64	5.78	(0.15)	—	(0.15)
For the year ended June 30, 2020(5)	$11.55	0.16	(1.63)	(1.47)	(0.16)	—	(0.16)
For the year ended June 30, 2019(5)	$11.97	0.17	(0.10)	0.07	(0.14)	(0.35)	(0.49)
For the year ended June 30, 2018	$11.15	0.15	0.81	0.96	(0.13)	(0.01)	(0.14)
For the year ended June 30, 2017	$9.50	0.11	1.63	1.74	(0.09)	—	(0.09)
Bridge Builder International Equity Fund
Six months ended December 31, 2021 (Unaudited)(5)	$14.73	0.10	(0.09)	0.01	(0.32)	(1.04)	(1.36)
For the year ended June 30, 2021(5)	$10.97	0.29	3.72	4.01	(0.25)	—	(0.25)
For the year ended June 30, 2020(5)	$11.38	0.23	(0.36)	(0.13)	(0.28)	—	(0.28)
For the year ended June 30, 2019(5)	$11.60	0.28	(0.14)	0.14	(0.22)	(0.14)	(0.36)
For the year ended June 30, 2018	$11.07	0.21	0.56	0.77	(0.19)	(0.05)	(0.24)
For the year ended June 30, 2017	$9.45	0.15	1.60	1.75	(0.13)	—	(0.13)

(1)	Annualized for periods less than one year.

(2)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

(3)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(4)	Ratios do not include the impact of the expenses of the underlying funds in which the fund invests.

(5)	Per share amounts based on average number of shares outstanding during the year.

(6)	Portfolio turnover rate does not include securities received as part of an in-kind capital contribution.

The accompanying notes are an integral part of these financial statements.

58	Semiannual Report • December 31, 2021

	Ratios/Supplement Data
			Ratios to Average Net Assets of:(1)
Net asset value, end of period	Total return(2)(3)	Net assets, end of period (millions)	Expenses, before waivers(4)	Expenses, net of waivers(4)	Net investment income/ (loss)	Portfolio turnover rate

$10.42	(0.01)%	$18,872	0.33%	0.13%	1.95%	79%
$10.55	1.18%	$17,891	0.34%	0.13%	2.19%	153%
$10.91	9.01%	$14,140	0.34%	0.13%	2.91%	137%
$10.34	8.18%	$15,160	0.34%	0.14%	3.15%	153%
$9.87	(0.15)%	$15,805	0.35%	0.14%	2.71%	236%
$10.17	0.33%	$13,596	0.35%	0.15%	2.44%	232%

$10.32	0.23%	$34,604	0.38%	0.14%	1.80%	153%
$10.43	3.18%	$32,690	0.38%	0.15%	2.06%	281%
$10.56	7.94%	$19,434	0.39%	0.16%	3.08%	164%
$10.27	8.66%	$17,963	0.47%	0.24%	3.50%	242%
$9.81	0.18%	$11,063	0.41%	0.18%	2.93%	193%
$10.09	0.87%	$6,423	0.40%	0.18%	2.34%	198%

$10.75	0.38%	$11,019	0.38%	0.15%	1.85%	7%
$10.81	5.19%	$9,889	0.38%	0.16%	2.03%	18%
$10.49	2.80%	$6,520	0.38%	0.16%	2.47%	41%
$10.46	6.42%	$5,253	0.39%	0.17%	2.64%	42%
$10.09	1.62%	$3,474	0.39%	0.19%	2.11%	27%
$10.14	(0.36)%	$2,565	0.40%	0.21%	1.88%	23%

$23.52	8.71%	$19,102	0.45%	0.19%	0.52%	10%
$23.32	41.44%	$17,606	0.45%	0.19%	0.65%	31%
$17.11	19.28%	$13,464	0.46%	0.22%	0.90%	42%
$14.64	13.76%	$6,998	0.46%	0.22%	1.07%	31%
$13.53	17.66%	$6,136	0.47%	0.24%	1.01%	54%
$11.59	18.26%	$4,202	0.47%	0.28%	1.11%	44%

$17.31	6.86%	$18,803	0.45%	0.23%	1.72%	11%
$17.24	49.10%	$17,397	0.45%	0.24%	1.80%	26%
$11.77	(5.55)%	$12,499	0.46%	0.24%	1.94%	36	%(6)
$12.71	8.46%	$8,731	0.46%	0.25%	1.95%	24%
$12.12	9.01%	$7,102	0.47%	0.27%	1.72%	23%
$11.38	17.38%	$5,039	0.47%	0.30%	1.82%	23%

$16.78	4.32%	$6,361	0.65%	0.36%	0.09%	47%
$19.02	46.08%	$5,976	0.66%	0.37%	0.13%	37%
$14.73	7.63%	$4,794	0.66%	0.38%	0.34%	65%
$14.25	11.66%	$4,024	0.67%	0.39%	0.41%	23%
$13.52	18.96%	$3,622	0.67%	0.41%	0.38%	26%
$11.49	19.87%	$2,530	0.68%	0.43%	0.34%	27%

$14.74	5.38%	$7,439	0.66%	0.40%	1.36%	14%
$15.55	58.63%	$7,008	0.65%	0.40%	1.12%	34%
$9.92	(12.98)%	$5,101	0.66%	0.42%	1.44%	50%
$11.55	1.22%	$4,810	0.67%	0.43%	1.47%	38%
$11.97	8.62%	$4,186	0.67%	0.45%	1.32%	38%
$11.15	18.33%	$3,245	0.69%	0.47%	1.10%	48%

$13.38	0.17%	$14,516	0.63%	0.36%	1.33%	12%
$14.73	36.84%	$15,213	0.63%	0.32%	2.21%	52%
$10.97	(1.40)%	$11,345	0.63%	0.33%	2.10%	36%
$11.38	1.57%	$10,645	0.64%	0.36%	2.49%	16%
$11.60	6.85%	$7,535	0.65%	0.38%	2.15%	20%
$11.07	18.78%	$5,164	0.67%	0.42%	2.17%	22%

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2021	59

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited)

1. ORGANIZATION

The Bridge Builder Trust (the “Trust”) is a Delaware statutory trust organized under the laws of the State of Delaware on December 19, 2012, and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of December 31, 2021, the Trust consisted of eleven series, of which the eight active series identified below are presented in this report (each a “Fund,” and collectively, the “Funds”). The three remaining series are inactive and currently not available for purchase.

Olive Street Investment Advisers, LLC (the “Adviser”) acts as investment adviser to the Funds.

Fund	Investment Objective
Bridge Builder Core Bond Fund (“Core Bond Fund”)	To provide total return (capital appreciation plus income)
Bridge Builder Core Plus Bond Fund (“Core Plus Bond Fund”)	To provide total return (capital appreciation plus income)
Bridge Builder Municipal Bond Fund (“Municipal Bond Fund”)	To provide current income exempt from federal tax, with a secondary goal of preservation of investment principal
Bridge Builder Large Cap Growth Fund (“Large Cap Growth Fund”)	To provide capital appreciation
Bridge Builder Large Cap Value Fund (“Large Cap Value Fund”)	To provide capital appreciation
Bridge Builder Small/Mid Cap Growth Fund (“Small/Mid Cap Growth Fund”)	To provide capital appreciation
Bridge Builder Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”)	To provide capital appreciation
Bridge Builder International Equity Fund (“International Equity Fund”)	To provide capital appreciation

The Funds are diversified and each currently offers a single class of shares. The Funds are available for investment exclusively through Edward Jones Advisory Solutions® and to current and former Trustees of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 – Investment Companies, which is part of GAAP.

a) Use of Estimates – The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

b) Investment Valuation – All securities and other investments are recorded at their estimated fair value, as described in Note 4.

c) Federal Income Taxes – Each Fund is treated as a separate taxable entity for federal income tax purposes. The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of their net investment income and capital gains to shareholders. Funds may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction. As a result, no provision for federal income tax is recorded in the financial statements.

60	Semiannual Report • December 31, 2021

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

The Adviser has reviewed the Funds’ tax positions for all open tax years (the prior three years of tax filings or since inception, if shorter, are considered open for examination) and has concluded that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

As of December 31, 2021, the Funds had no tax examinations or audits in progress.

d) Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income for the Core Bond, Core Plus Bond and Municipal Bond Funds are generally declared daily and paid monthly. The Large Cap Value Fund will generally declare and pay distributions of net investment income quarterly. The Large Cap Growth, Small/Mid Cap Growth, Small/Mid Cap Value and International Equity Funds will generally declare and pay distributions of net investment income annually, as necessary. Realized capital gains, if any, are distributed by each Fund at least annually, as necessary. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature, these amounts are reclassified within the capital accounts in the financial statements to reflect their tax character.

e) Indemnifications – In the normal course of business, the Trust may enter into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Trust that have not yet occurred.

f) Investment Transactions, Income and Expense Allocation – Investment transactions are recorded on trade date. Securities gains and losses, net of foreign taxes withheld, if any, are calculated on the basis of identified cost. Dividend income (expense), net of foreign taxes withheld, if any, is recognized on ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as the information becomes available, which may be after the published ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Issuance fees, if any, are custodial fees on American Depositary Receipts (“ADRs”) charged by ADR agents on ADR dividends and are recorded when paid. Interest income is recognized on an accrual basis, while discounts and premiums on securities purchased are accreted or amortized, respectively, using the constant yield method over the life of the security. Expenses common to multiple Funds are allocated among the respective Funds based upon their relative net asset values or other reasonable allocation methods.

g) Foreign Currency Translation and Transactions – The books and records of the Funds are maintained in U.S. dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the valuation date. Transactions denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains/(losses) are included in the reported net realized gains/(losses) on investments in securities and derivatives and net change in unrealized appreciation/(depreciation) on investment securities and derivatives on the Statements of Operations.

h) Regulatory Updates – In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value, including related oversight and reporting obligations.

Semiannual Report • December 31, 2021	61

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

The new rule also defines “readily available market quotations” for purposes of determining whether the fund should value a security at its market value (as opposed to fair value) under the 1940 Act, and the SEC noted that this definition would apply in all contexts under the Act. The effective date for the rule was March 8, 2021. The compliance date for both the new rule and the associated new recordkeeping requirements is September 8, 2022. At this time, management is evaluating the implications of these changes on the financial statements.

On October 28, 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Once implemented, the rule will impose new limits on the amount of derivatives a fund can enter into, replace the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and for Boards of such funds to appoint a derivatives risk manager. The effective date for the rule was February 19, 2021. The compliance date for the new rule is August 19, 2022. At this time, management is evaluating the implications of these changes on the financial statements.

3. SECURITIES AND OTHER INVESTMENTS

a) Delayed Delivery Securities – Certain Funds may enter into contracts to purchase mortgage securities for a fixed price at a future date beyond customary settlement time if the Fund sets aside on its books liquid assets in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of delayed delivery mortgage purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a contract, with the actual principal amount being within a specified range of the estimate. For these obligations, the Fund will earmark liquid assets in an amount sufficient to cover its obligations. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in the value of the Fund’s other assets. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in a loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to settlement if it deems it appropriate to do so.

A Fund may enter into delayed delivery sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of the sale commitments are not received until the contractual settlement date. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or (loss) on the commitment without regard to any unrealized appreciation/(depreciation) on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or (loss) from the sale of the securities based upon the unit price established at the date the commitment was entered into.

b) Derivatives – The Funds invest in derivatives as permitted by their investment strategies and policies. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument.

Futures Contracts – All Funds may enter into futures contracts, which are agreements between two parties to buy or sell a specified underlying instrument for a fixed price on a specified future date. The Funds buy and sell futures contracts to gain or hedge exposure to certain risk factors. Upon entering into a futures contract, the Funds are required to deposit with the broker cash or securities, which are referred to as initial margin. Securities deposited as initial margin are designated on the Summary Schedule of Investments, and cash deposited is recorded as Deposits at broker for futures contracts on the Statements of Assets and Liabilities.

Exchange traded futures are marked to market daily based on the price movement of the contract. This change in value creates either a payable or receivable for the Fund as either more or less margin is required by the clearing agent. This change in value, known as variation margin, is moved daily between the Fund and its counterparty. A

62	Semiannual Report • December 31, 2021

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

change in the market value of an open futures contract is recorded as unrealized appreciation/(depreciation) until the contract is closed. When a contract is closed, the Fund will record a realized gain or (loss) equal to the difference between the proceeds of the closing transaction and the Fund’s basis in the contract. Futures contracts outstanding at period end, if any, are listed within each Fund’s Summary Schedule of Investments. During the period, all Funds participated in futures transactions.

Forward Foreign Currency Exchange Contracts – Core Plus Bond Fund and International Equity Fund may invest in forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short-term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation/ (depreciation). When the contract is closed in its foreign currency, the Funds record a realized gain or (loss) equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Forward foreign currency exchange contracts outstanding at period end, if any, are listed within each Fund’s Summary Schedule of Investments. During the period, the Core Plus Bond Fund participated in transactions of forward foreign currency exchange contracts.

Repurchase Agreements – In a repurchase agreement, a Fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a Fund to counterparty risk, meaning that the Fund could lose money if the other party fails to perform under the terms of the agreement. A Fund mitigates this risk by ensuring that the Fund’s repurchase agreements are collateralized by cash and/or U.S. government securities. All collateral is held by a Fund’s custodian (or, with multiparty agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty. Certain Funds may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian under a Master Repurchase Agreement for investment companies and other clients advised by the Sub-adviser (as defined below) and its affiliates. A Fund may participate with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities. Repurchase agreements are subject to master netting agreements, which are agreements between a Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund through a single payment, in the event of default or termination. Repurchase agreement amounts, if any, presented on the Summary Schedule of Investments are gross settlement amounts.

Swap Contracts – Certain Funds may invest in swap contracts. Swap contracts are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. Swap contracts may be privately negotiated in the over-the-counter market (“OTC Swaps”) or may be cleared through a third-party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”).

A Fund may enter into credit default, interest rate and/or total return swap contracts to manage the Fund’s exposure to credit, interest rate and equity risk. Securities or cash may be used as collateral or margin in accordance with the terms of the swap contract in order to provide assets in the event of a default or bankruptcy.

Semiannual Report • December 31, 2021	63

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

Centrally Cleared Swaps are marked to market daily and the change, if any, is recorded as variation margin on centrally cleared swap contracts on the Statements of Assets and Liabilities. OTC Swaps are marked to market daily and the change, if any, is included in the over-the-counter swap contracts, at value line item on the Statements of Assets and Liabilities. Both OTC and Centrally Cleared Swaps show this component as change in unrealized appreciation/(depreciation) on the Statements of Operations. Swap variation margin is accounted for as unrealized appreciation/(depreciation) until the contract is closed, at which time the gains or (losses) are realized. Upfront premiums received/(paid) represent cash payments made upon the opening of the swap contract to compensate for differences between the stated terms of the contract and the current market value contract. These upfront payments are recorded as assets/(liabilities) and are included within the market value of the swap contract. Upon liquidation or termination of the swap contract, these payments are recorded as realized gain/(loss) on the Statements of Operations. Net periodic payments received/(paid) by the Fund are also included in the realized gain/ (loss) on swap contracts on the Statements of Operations. Swap contracts outstanding, including their respective notional amounts at period end, if any, are listed within each Fund’s Summary Schedule of Investments.

Interest Rate Swaps – Core Bond Fund and Core Plus Bond Fund may enter into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic payments based on interest rates or on an inflation index. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate. During the period, the Core Plus Bond Fund entered into interest rate swap contracts.

Credit Default Swap Contracts – Core Plus Bond Fund may enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or other equally ranked obligations of the reference entity. As a seller of protection on a credit default swap contract, the Fund will generally receive from the protection buyer a fixed rate of income throughout the term of the swap provided there is no credit event. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or (loss).

Implied credit spreads are used to determine the value of credit default swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

Risks of loss may exceed amounts recognized on the Summary Schedule of Investments. A Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the specific Fund and the counterparty. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default contract. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Summary Schedule of Investments. During the period, the Core Plus Bond Fund entered into credit default swap contracts.

Total Return Swap Contracts – Core Plus Bond Fund may enter into total return swaps to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive

64	Semiannual Report • December 31, 2021

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change, if any, is recorded as net change in unrealized appreciation/(depreciation) on swap contracts in the Statements of Operations. Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities. The use of short total return swaps subject the Funds to unlimited loss. Periodic payments received (paid) by the Funds are recorded as net realized gain/(loss) on swap contracts in the Statements of Operations. Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Summary Schedule of Investments.

c) Loan Participation, Assignments and Unfunded Commitments – Certain Funds may enter into loan participations and assignments. When one of the Funds purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or a third party selling such participations (“Selling Participant”), but not the borrower. In this case, the Fund assumes the credit risk of the borrower and the Selling Participant and any other persons inter-positioned between the Fund and the borrower (“Intermediate Participants”). In contrast, when one of the Funds purchases an assignment, the contractual relationship is with the borrower and the credit risk assumed by the Fund is only with the borrower. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor.

The Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. These unfunded commitments represent a future obligation in full, even though a percentage of the loan may not be utilized by the borrower. These types of investments may include standby financing commitments, such as revolving credit facilities, which obligate the Funds to supply additional cash to the borrower on demand. The value of the unfunded portion of the investment is determined using pro-rata allocation, based on its par value relative to the par value of the entire investment. The unfunded loan commitments are marked daily and any unrealized appreciation/ (depreciation) from unfunded commitments is reported in the Statements of Assets and Liabilities as well as the Statements of Operations. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of the loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments, and certain loan participations and assignments which were liquid, when purchased, may become illiquid. The following table summarizes Core Plus Bond Fund’s unfunded loan positions as of December 31, 2021.

Fund	Borrower	Unfunded Bank Loan Commitment (000s)	Value of Underlying Bank Loan Commitment (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Core Plus Bond Fund	Intelsat Jackson Holdings SA	$6,085	$6,134	$49

d) Restricted Securities – The Funds may own investment securities that are unregistered or have other legal or contractual limitations, and thus are restricted as to resale. These securities are valued after giving due consideration to pertinent factors, including recent private sales, market conditions and the issuer’s financial performance. Where future disposition of these securities requires registration under the Securities Act of 1933, a Fund may have the right to include these securities in such registration, generally without cost to the Fund. A Fund

Semiannual Report • December 31, 2021	65

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

generally has no right to require registration of the unregistered securities it holds. The Funds held the following restricted securities at December 31, 2021.

Core Bond Fund

Issuer Description	Acquisition Date	Acquisition Cost (000s)	Market Value at December 31, 2021 (000s)	% of Net Assets at December 31, 2021
Deutsche Bank AG	11/17/2020	$6,700	$6,689	0.04%

		$6,700	$6,689	0.04%

Core Plus Bond Fund

Issuer Description	Acquisition Date	Acquisition Cost (000s)	Market Value at December 31, 2021 (000s)	% of Net Assets at December 31, 2021
AMI Investments LLC	8/24/2020	$1,310	$1,179	0.00%
Arabian Centres Sukuk Ltd.	11/5/2021	479	454	0.00
AT&T Mobility II LLC	9/24/2020	28,023	23,912	0.07
Braskem Netherlands Finance BV	11/4/2021	651	670	0.00
Burgan Bank SAK	11/5/2021	453	443	0.00
CLP Power Hong Kong Financing Ltd.	2/24/2021	5,606	1,876	0.01
Cold Storage Trust 2020-ICE5	10/22/2020	3,534	3,523	0.01
Deutsche Bank AG	11/17/2020 - 6/21/2021	18,661	10,243	0.03
Embraer Overseas Ltd.	11/4/2021	367	366	0.00
Emirates NBD Bank PJSC	11/5/2021	773	766	0.00
Equate Petrochemical BV	6/6/2018 - 6/11/2018	387	247	0.00
Eskom Holdings SOC Ltd.	11/5/2021 - 12/1/2021	1,893	1,873	0.01
Export-Import Bank of India	12/19/2019	9,520	9,615	0.03
FEL Energy VI Sarl	11/4/2021	722	704	0.00
Grupo Aval Ltd.	11/4/2021	298	296	0.00
MAF Global Securities Ltd.	11/5/2021	725	721	0.00
Metalsa S A P I de CV	11/2/2021 - 11/12/2021	697	695	0.00
Mexico City Airport Trust	11/4/2021	2,119	2,086	0.01
Morgan Stanley	2/11/2020	12,558	12,052	0.04
Neiman Marcus Group, Inc.	9/25/2020	2,007	9,121	0.03
Nemak SAB de CV	11/2/2021 - 11/15/2021	680	692	0.00
Noble Corp.	2/8/2021 - 2/12/2021	226	386	0.00
Oi SA	11/5/2021	1,183	1,098	0.00
Oil & Gas Holding Co. BSCC	11/5/2021	660	649	0.00
Oracle Corp.	6/17/2021 - 10/5/2021	9,699	9,067	0.03
Petroleos Mexicanos	11/4/2021	1,609	805	0.00
Promigas SA ESP	11/4/2021	379	371	0.00

		$105,219	$93,910	0.27%

Municipal Bond Fund

Issuer Description	Acquisition Date	Acquisition Cost (000s)	Market Value at December 31, 2021 (000s)	% of Net Assets at December 31, 2021
Mizuho Floater/Residual Trust	8/14/2020	$8,800	$8,800	0.08%
Mohegan Tribe of Indians of Connecticut	11/25/2015	943	451	0.00
Public Finance Authority	5/19/2016 - 4/14/2020	6,174	6,499	0.06

		$15,917	$15,750	0.14%

e) Defaulted Securities – Certain Funds may hold defaulted securities or other securities which were placed in non-accrual status as the collection of a portion or all of the interest has been deemed to be uncollectible. Debt obligations may be placed on non-accrual status and the related interest income, amortization or accretion may be reduced or stopped entirely. Additionally, current income accruals and interest receivables may be written off when

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Notes to Financial Statements (Unaudited) (Continued)

the collection of the interest income has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

f) Sale- buyback and Buy-saleback Transactions – A sale-buyback financing transaction consists of a sale of a security by a Fund to a counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund will segregate assets determined to be liquid by the Sub-adviser or will otherwise cover its obligations under sale-buyback transactions.

During the six-month period ended December 31, 2021, the Core Plus Bond Fund did not participate in sale-buyback transactions.

A buy-saleback lending transaction consists of a purchase of a security by a Fund from a counterparty, with a simultaneous agreement to sell the same or substantially the same security at an agreed-upon price and date. The party who sold the security is not entitled to receive principal and interest payments, if any, made on the security during the term of the agreement. The Fund will segregate assets determined to be liquid by the Sub-adviser or will otherwise cover its obligations under buy-saleback transactions.

During the six-month period ended December 31, 2021, the Core Plus Bond Fund did not participate in buy-saleback transactions.

Sale-buyback and buy-saleback transactions are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”), which are agreements between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of any pending sale-buyback and buy-saleback transactions as of period end is disclosed in each Fund’s Summary Schedule of Investments.

4. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

a) Investment Valuation Policies – The Net Asset Value (“NAV”) of the Funds’ shares are generally valued as of the close of the regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open. The NAV per share of each Fund is computed by dividing the total net assets of the Fund by the total number of shares outstanding. For purposes of calculating the NAV, portfolio securities and derivative instruments are valued using valuation methods adopted by the Trust’s Board of Trustees (the “Board”).

The Board has delegated responsibility for applying approved valuation policies to the Adviser. The Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of the prices utilized including: periodic vendor due diligence meetings and reviewing the results of back testing on a monthly basis. The Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

The Board has approved a Valuation Committee whose function is to monitor the valuation of portfolio securities and derivative instruments and determine in good faith the fair value of the Funds’ holdings after considering all relevant factors. The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and is authorized to make all necessary determinations to fair value the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers, dealers or independent pricing services are unreliable.

Additionally, the Board has adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or

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Notes to Financial Statements (Unaudited) (Continued)

suspended, when a security has been delisted from a national exchange, when a security has not been traded for an extended period of time, or when a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time a Fund calculates its own share price. If there is no price, or in the Adviser’s determination the price provided for a security by an independent pricing agent or broker does not represent fair value, then the security will be fair valued in accordance with procedures adopted by the Board. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, a Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

b) Fair Value Hierarchy – The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

•	Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include, but are not limited to, quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions).

c) Valuation Techniques – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds (other than short-term securities) are valued using that day’s bid price provided by an independent pricing service. Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The independent pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, trade information, market color, credit risks/spreads, default rates and quoted prices for similar assets and the securities’ terms and conditions. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data and packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are typically categorized as Level 2.

Short-term securities without a vendor price and with 60 days or less remaining to maturity when acquired by a Fund are generally valued on an amortized cost basis, which approximates fair value. These securities are typically categorized as Level 2 in the fair value hierarchy.

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Notes to Financial Statements (Unaudited) (Continued)

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on an exchange for which there have been no sales are valued at the mean between the last bid and ask price on such days. Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board and are classified as Level 2 or Level 3 depending on the observability of inputs.

Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to U.S. dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies are converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern time.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the highest bid and lowest ask price on the relevant exchange closest to the close of the NYSE and are categorized as Level 2 of the fair value hierarchy.

OTC derivatives, including forward foreign currency exchange contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable. These securities are typically categorized as Level 2 of the fair value hierarchy.

The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Centrally cleared credit default and interest rate swap contracts are valued daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract. These securities are typically categorized as Level 2 of the fair value hierarchy.

The Funds value the repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral). These securities are typically categorized as Level 2 of the fair value hierarchy.

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Notes to Financial Statements (Unaudited) (Continued)

Quantitative Information

The following tables represent each Fund’s valuation inputs as presented in the Summary Schedule of Investments as of December 31, 2021.

Bridge Builder Core Bond Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Asset-Backed Obligations	$—	$1,965,146	$29,849	$1,994,995
Corporate Bonds
Basic Materials	—	162,313	—	162,313
Communications	—	532,879	—	532,879
Consumer, Cyclical	—	271,505	—	271,505
Consumer, Non-cyclical	—	750,397	—	750,397
Diversified	—	4,165	—	4,165
Energy	—	599,015	—	599,015
Financials	—	2,215,678	—	2,215,678
Industrials	—	350,766	—	350,766
Technology	—	338,062	—	338,062
Utilities	—	532,938	—	532,938
Government Related
Other Government Related	—	312,236	—	312,236
U.S. Treasury Obligations	—	4,150,960	—	4,150,960
Mortgage-Backed Obligations	—	6,003,976	97,371	6,101,347
Preferred Stocks
Financials	2,718	—	—	2,718
Short-Term Investments
Money Market Funds	1,378,016	—	—	1,378,016
Time Deposits	—	56,680	—	56,680
Futures Contracts (1)	6,779	—	—	6,779
Total Assets	$1,387,513	$18,246,716	$127,220	$19,761,449
Liabilities
Futures Contracts (1)	$(706)	$—	$—	$(706)
Total Liabilities	$(706)	$—	$—	$(706)

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Notes to Financial Statements (Unaudited) (Continued)

Bridge Builder Core Plus Bond Fund
	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)		Total (000s)
Assets
Asset-Backed Obligations	$—	$3,378,378	$—		$3,378,378
Corporate Bonds
Basic Materials	—	343,586	—		343,586
Communications	—	1,613,687	—		1,613,687
Consumer, Cyclical	—	1,078,128	—		1,078,128
Consumer, Non-cyclical	—	1,518,688	—		1,518,688
Energy	—	859,966	—		859,966
Financials	—	4,001,823	—		4,001,823
Government	—	39,663	—		39,663
Industrials	—	600,296	—		600,296
Technology	—	734,172	—		734,172
Utilities	—	621,798	—		621,798
Convertible Securities
Communications	—	57,721	—		57,721
Consumer, Cyclical	—	26,147	—		26,147
Consumer, Non-cyclical	—	41,449	—		41,449
Financials	—	44	—		44
Government Related
Other Government Related	—	961,273	—		961,273
U.S. Treasury Obligations	—	7,019,253	—		7,019,253
Mortgage-Backed Obligations	—	8,707,271	24,141		8,731,412
Bank Loans	—	423,212	—		423,212
Common Stocks
Communications	17,334	—	6,919		24,253
Consumer Discretionary	—	—	9,121		9,121
Energy	386	—	46		432
Financials	—	—	—	(2)	—
Industrials	—	—	1,179		1,179
Convertible Preferred Stocks
Consumer, Non-cyclical	2,965	—	—		2,965
Financials	64,004	—	—		64,004
Preferred Stocks
Communications	—	—	23,912		23,912
Financials	—	—	7		7
Warrants	—	—	80		80
Short-Term Investments
Money Market Funds	2,040,515	—	—		2,040,515
Government Related	—	16,423	—		16,423
Repurchase Agreements	—	127,400	—		127,400
U.S. Treasury Bills	—	4,383,171	—		4,383,171
Time Deposits	—	65,580	—		65,580
Futures Contracts (1)	9,445	—	—		9,445
Forward Foreign Currency Exchange Contracts (1)	—	17,259	—		17,259
Swap Contracts (1)	—	76,825	—		76,825
Total Assets	$2,134,649	$36,713,213	$65,405		$38,913,267
Liabilities
TBA Sale Commitments	$—	$(550,985)	$—		$(550,985)
Futures Contracts (1)	(9,983)	—	—		(9,983)
Forward Foreign Currency Exchange Contracts (1)	—	(16,291)	—		(16,291)
Swap Contracts (1)	—	(39,542)	—		(39,542)
Total Liabilities	$(9,983)	$(606,818)	$—		$(616,801)

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Notes to Financial Statements (Unaudited) (Continued)

Bridge Builder Municipal Bond Fund
	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Municipal Bonds
Education	$—	$857,869	$—	$857,869
General Obligation	—	1,844,132	—	1,844,132
General Revenue	—	3,085,961	—	3,085,961
Healthcare	—	1,427,273	—	1,427,273
Housing	—	646,782	—	646,782
Transportation	—	1,781,902	—	1,781,902
Utilities	—	937,901	—	937,901
Short-Term Investments
Money Market Funds	302,891	—	—	302,891
Commercial Paper	—	17,333	—	17,333
Time Deposits	—	99,040	—	99,040
Total Assets	$302,891	$10,698,193	$—	$11,001,084
Liabilities
Futures Contracts (1)	$(878)	$—	$—	$(878)
Total Liabilities	$(878)	$—	$—	$(878)

Bridge Builder Large Cap Growth Fund
	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Common Stocks
Communication Services	$2,411,082	$—	$—	$2,411,082
Consumer Discretionary	2,785,773	87,088	—	2,872,861
Consumer Staples	656,279	—	—	656,279
Energy	156,525	—	—	156,525
Financials	1,390,291	—	—	1,390,291
Healthcare	3,078,631	12,518	—	3,091,149
Industrials	920,067	—	—	920,067
Information Technology	6,202,698	102,758	—	6,305,456
Materials	476,239	—	—	476,239
Real Estate	405,373	—	—	405,373
Utilities	493	—	—	493
Short-Term Investments		—
Money Market Funds	389,661	—	—	389,661
Time Deposits	—	18,302	—	18,302
Futures Contracts (1)	83	—	—	83
Total Assets	$18,873,195	$220,666	$—	$19,093,861

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Notes to Financial Statements (Unaudited) (Continued)

Bridge Builder Large Cap Value Fund
	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Common Stocks
Communication Services	$1,176,914	$—	$—	$1,176,914
Consumer Discretionary	1,752,373	174,570	—	1,926,943
Consumer Staples	1,472,309	22,062	—	1,494,371
Energy	627,501	60,843	—	688,344
Financials	3,442,976	—	—	3,442,976
Healthcare	2,699,893	243,300	—	2,943,193
Industrials	2,665,883	49,681	—	2,715,564
Information Technology	1,772,477	119,680	—	1,892,157
Materials	958,372	12,086	16	970,474
Real Estate	597,829	—	—	597,829
Utilities	555,260	—	—	555,260
Convertible Preferred Stocks
Healthcare	10,659	—	—	10,659
Utilities	31,236	—	—	31,236
Preferred Stocks
Consumer Discretionary	—	33,133	—	33,133
Short-Term Investments
Money Market Funds	286,488	—	—	286,488
Time Deposits	—	17,882	—	17,882
Futures Contracts (1)	88	—	—	88
Total Assets	$18,050,258	$733,237	$16	$18,783,511

Bridge Builder Small/Mid Cap Growth Fund
	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Common Stocks
Communication Services	$224,673	$—	$—	$224,673
Consumer Discretionary	793,111	—	—	793,111
Consumer Staples	258,878	—	—	258,878
Energy	70,579	—	—	70,579
Financials	603,976	—	—	603,976
Healthcare	1,378,975	—	16	1,378,991
Industrials	988,951	—	—	988,951
Information Technology	1,714,437	—	—	1,714,437
Materials	149,603	—	—	149,603
Real Estate	67,253	—	—	67,253
Utilities	1,132	—	—	1,132
Short-Term Investments
Money Market Funds	94,195	—	—	94,195
Time Deposits	—	25,153	—	25,153
Futures Contracts (1)	26	—	—	26
Total Assets	$6,345,789	$25,153	$16	$6,370,958

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Notes to Financial Statements (Unaudited) (Continued)

Bridge Builder Small/Mid Cap Value Fund
	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)		Total (000s)
Assets
Common Stocks
Communication Services	$136,173	$—	$—		$136,173
Consumer Discretionary	911,667	—	—		911,667
Consumer Staples	296,521	—	—		296,521
Energy	360,972	—	—		360,972
Financials	1,550,135	—	—	(2)	1,550,135
Healthcare	700,334	—	3		700,337
Industrials	1,219,197	—	—		1,219,197
Information Technology	732,959	—	—		732,959
Materials	547,184	—	9		547,193
Real Estate	450,341	—	—		450,341
Utilities	386,953	—	—		386,953
Short-Term Investments
Exchange Traded Funds	27,345	—	—		27,345
Money Market Funds	73,819	—	—		73,819
Time Deposits	—	40,784	—		40,784
Futures Contracts (1)	69	—	—		69
Total Assets	$7,393,669	$40,784	$12		$7,434,465

Bridge Builder International Equity Fund
	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)		Total (000s)
Assets
Common Stocks
Communication Services	$60,897	$853,006	—		$913,903
Consumer Discretionary	231,199	2,054,467	—		2,285,666
Consumer Staples	30,559	1,095,384	—		1,125,943
Energy	29,954	505,933	—		535,887
Financials	58,155	1,961,176	1,377		2,020,708
Healthcare	364,643	1,565,810	—		1,930,453
Industrials	84,397	2,205,745	183		2,290,325
Information Technology	609,174	1,259,565	—		1,868,739
Materials	5,691	716,971	—		722,662
Real Estate	—	28,643	134		28,777
Utilities	338	472,195	—		472,533
Preferred Stocks
Consumer Discretionary	—	60,721	—		60,721
Consumer Staples	—	772	—		772
Healthcare	—	719	—		719
Materials	—	129	—		129
Short-Term Investments
Money Market Funds	209,120	—	—		209,120
Time Deposits	—	42,209	—		42,209
Futures Contracts (1)	52	—	—		52
Total Assets	$1,684,179	$12,823,445	$1,694		$14,509,318

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps, interest rate swaps and inflation linked swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

(2)	Includes a security valued less than one thousand.

74	Semiannual Report • December 31, 2021

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Notes to Financial Statements (Unaudited) (Continued)

The Core Bond, Core Plus Bond, Small/Mid Cap Growth, and Small/Mid Cap Value all held Level 3 securities at the end of the period. In the aggregate, securities classified as Level 3 in the Core Plus Bond, Small/Mid Cap Growth, and Small/Mid Cap Value have been deemed immaterial with respect to each Fund.

Quantitative Information about Level 3 Fair Value Measurements*

Core Bond Fund

Investment Type	Fair Value at 12/31/21 (000s)	Valuation Methodology	Unobservable Inputs	Input Value/Range	Weighted Average
Asset-Backed Obligations	$5,700	Cost Basis	Purchase Price	$100.00	$100.00

*

The table above does not include Level 3 securities that were valued by brokers. At December 31, 2021, the value of these securities was $121,520 for the Core Bond Fund. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 4. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of pricing vendor and/or broker due diligence, unchanged price review and consideration of macro or security specific events.

The realized and unrealized gains/(losses) from Level 3 transactions are included with the net realized gain/(loss) on investments and net change in unrealized appreciation/(depreciation) on investments on the Statements of Operations, respectively.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period July 1, 2021 through December 31, 2021:

Core Bond Fund

	Total (000s)	Asset-Backed Obligations (000s)	Mortgage-Backed Obligations (000s)
Balance as of June 30, 2021	$162,009	$49,916	$112,093
Total realized gain/(loss)	20	8	12
Accrued discounts/(premiums)	11	—	11
Paydown	(14,307)	(10,842)	(3,465)
Payup	—	—	—
Change in unrealized appreciation/(depreciation)	403	618	(215)
Purchases	38,070	10,012	28,058
Sales	(22,319)	(3,357)	(18,962)
Transfers in*	2,258	—	2,258
Transfers out*	(38,925)	(16,506)	(22,419)

Balance as of December 31, 2021	$127,220	$29,849	$97,371

Change in unrealized appreciation/(depreciation) from Investments held as of December 31, 2021	$106	$346	$(240)

*

Transfers are calculated on the ending of period value. For the six months ended December 31, 2021, securities with an aggregate market value of $2,258 transferred from Level 2 to Level 3 as there were no longer observable inputs available to determine their value, and securities with an aggregate market value of $38,925 transferred from Level 3 to Level 2. There were no other transfers between Level 1, 2 and 3.

5. DERIVATIVE INSTRUMENTS

Certain Funds use derivative instruments as part of their investment strategy to achieve their stated investment objective. The Funds’ derivative contracts held at period end are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities across derivative types that are subject to master netting arrangements in the Statements of Assets and Liabilities. There were no financial instruments subject to a netting agreement for which the Funds are not currently netting.

Semiannual Report • December 31, 2021	75

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

The following table lists the fair value of derivative instruments held by the Funds, by primary underlying risk and contract type, as included in the Statements of Assets and Liabilities at period end.

	Assets			Liabilities
	Unrealized Appreciation on Futures Contracts* (000s)	Swaps at Value* (000s)	Unrealized Appreciation on Forward Foreign Currency Exchange Contracts (000s)	Unrealized Depreciation on Futures Contracts* (000s)	Swaps at Value* (000s)	Unrealized Depreciation on Forward Foreign Currency Exchange Contracts (000s)
Interest Rate Risk:
Core Bond Fund	$6,779	$—	$—	$(706)	$—	$—
Core Plus Bond Fund	9,445	37,965	—	(9,983)	(37,222)	—
Municipal Bond Fund	—	—	—	(878)	—	—
Equity Risk:
Large Cap Growth Fund	83	—	—	—	—	—
Large Cap Value Fund	88	—	—	—	—	—
Small/Mid Cap Growth Fund	26	—	—	—	—	—
Small/Mid Cap Value Fund	69	—	—	—	—	—
International Equity Fund	52	—	—	—	—	—
Foreign Exchange Risk:
Core Plus Bond Fund	—	—	17,259	—	—	(16,291)
Credit Risk:
Core Plus Bond Fund	—	38,860	—	—	(2,320)	—

*

May include cumulative unrealized appreciation/(deprecation) as reported on the Summary Schedule of Investments. Only current day’s variation margin is reported on the Statements of Assets and Liabilities for exchange traded derivatives and centrally-cleared derivatives.

The following table lists the effect of derivative instruments held by the Funds, by primary underlying risk and contract type, on the Statements of Operations for the six-month period ended December 31, 2021.

	Realized Gain/(Loss) on Derivatives recognized as a result of Operations			Net Change in Unrealized Appreciation / (Depreciation) on Derivatives recognized as a result of Operations
	Futures Contracts (000s)	Forward Foreign Currency Exchange Contracts (000s)	Swaps (000s)	Futures Contracts (000s)	Forward Foreign Currency Exchange Contracts (000s)	Swaps (000s)
Interest Rate Risk:
Core Bond Fund	$15,060	$—	$—	$(8,307)	$—	$—
Core Plus Bond Fund	22,756	—	5,742	(28,756)	—	(18,758)
Municipal Bond Fund	2,356	—	—	(617)	—	—
Equity Risk:
Large Cap Growth Fund	1,623	—	—	(269)	—	—
Large Cap Value Fund	664	—	—	59	—	—
Small/Mid Cap Growth Fund	126	—	—	3	—	—
Small/Mid Cap Value Fund	26	—	—	83	—	—
International Equity Fund	78	—	—	85	—	—
Foreign Exchange Risk:
Core Plus Bond Fund	—	66,710	—	—	(21,207)	—
Credit Risk:
Core Plus Bond Fund	—	—	20,094	—	—	(13,473)

76	Semiannual Report • December 31, 2021

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

The following tables present the Funds’ gross OTC derivative assets and liabilities by counterparty and contract type, net of amounts available for offset under a master netting agreement and the related collateral received or pledged by the Funds as of December 31, 2021:

Core Plus Bond Fund
	Investment Type	Gross Amounts of Recognized Assets Presented in the Statements of Assets & Liabilities (000s)	Gross Amounts Available for Offset (000s)	Net Amounts (000s)	Gross Amounts not offset in the Statements of Assets & Liabilities (000s)		Net Amount (000s)
Counterparty					Financial Instruments	Collateral Received
Bank of America	Forward Foreign Currency Exchange Contracts	$2,340	$(2,340)	$—	$—	$—	$—
Barclays Bank	Credit Default Swap Contracts	66	(66)	—	—	—	—
Barclays Bank	Forward Foreign Currency Exchange Contracts	7	—	7	—	—	7
BNP Paribas	Forward Foreign Currency Exchange Contracts	3,391	(3,391)	—	—	—	—
Citibank	Forward Foreign Currency Exchange Contracts	73	—	73	—	—	73
Deutsche Bank	Credit Default Swap Contracts	137	(12)	125	—	(125)	—
Deutsche Bank	Forward Foreign Currency Exchange Contracts	2,855	(326)	2,529	—	—	2,529
Goldman Sachs	Credit Default Swap Contracts	1,681	(140)	1,541	—	(1,541)	—
Goldman Sachs	Forward Foreign Currency Exchange Contracts	4,534	(2,104)	2,430	—	—	2,430
J.P. Morgan	Credit Default Swap Contracts	258	—	258	—	—	258
J.P. Morgan	Forward Foreign Currency Exchange Contracts	1,900	(1,900)	—	—	—	—
Morgan Stanley	Credit Default Swap Contracts	1,898	—	1,898	—	(580)	1,318
Morgan Stanley	Forward Foreign Currency Exchange Contracts	2,135	(1,766)	369	—	—	369
UBS	Forward Foreign Currency Exchange Contracts	24	(24)	—	—	—	—
Total Financial Instruments Subject to a Master Netting Arrangement or Similar Arrangement		21,299	(12,069)	9,230	—	(2,246)	6,984

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Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

Core Plus Bond Fund (Continued)
	Investment Type	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets & Liabilities (000s)	Gross Amounts Available for Offset (000s)	Net Amounts (000s)	Gross Amounts not offset in the Statements of Assets & Liabilities (000s)		Net Amount (000s)
Counterparty					Financial Instruments	Collateral Pledged
Bank Of America	Forward Foreign Currency Exchange Contracts	$2,371	$(2,340)	$31	$—	$—	$31
Bank Of America	Credit Default Swap Contracts	50	—	50	—	—	50
Barclays Bank	Credit Default Swap Contracts	216	(66)	150	—	—	150
BNP Paribas	Forward Foreign Currency Exchange Contracts	4,595	(3,391)	1,204	—	—	1,204
Deutsche Bank	Credit Default Swap Contracts	12	(12)	—	—	—	—
Deutsche Bank	Forward Foreign Currency Exchange Contracts	326	(326)	—	—	—	—
Goldman Sachs	Credit Default Swap Contracts	140	(140)	—	—	—	—
Goldman Sachs	Forward Foreign Currency Exchange Contracts	2,104	(2,104)	—	—	—	—
J.P. Morgan	Forward Foreign Currency Exchange Contracts	5,090	(1,900)	3,190	—	—	3,190
Morgan Stanley	Forward Foreign Currency Exchange Contracts	1,766	(1,766)	—	—	—	—
UBS	Forward Foreign Currency Exchange Contracts	39	(24)	15	—	—	15
Total Financial Instruments Subject to a Master Netting Arrangement or Similar Arrangement		16,709	(12,069)	4,640	—	—	4,640

78	Semiannual Report • December 31, 2021

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

The Funds’ average monthly notional amount of derivatives during the six-month period ended December 31, 2021 were as follows:

	Core Bond Fund (000s)	Core Plus Bond Fund* (000s)	Municipal Bond Fund (000s)	Large Cap Growth Fund (000s)	Large Cap Value Fund (000s)	Small/Mid Cap Growth Fund (000s)	Small/Mid Cap Value Fund (000s)	International Equity Fund (000s)
Futures Contracts
Average Notional Balance – Long	$1,143,596	$3,250,404	$—	$7,731	$4,774	$3,452	$4,553	$4,099
Average Notional Balance – Short	(70,120)	(919,559)	(151,533)	—	—	—	—	—
Forward Foreign Currency Exchange Contracts
Average Amounts – Purchased	—	1,708,478	—	—	—	—	—	—
Average Amounts – Sold	—	(738,555)	—	—	—	—	—	—
Credit Default Swaps
Average Amounts – Buy Protection	—	—	—	—	—	—	—	—
Average Amounts – Sell Protection	—	(1,262,022)	—	—	—	—	—	—
Interest Rate Swaps
Average Amounts – Pays Fixed Rate	—	647,266	—	—	—	—	—	—
Average Amounts – Receives Fixed Rate	—	(1,605,812)	—	—	—	—	—	—
Total Return Swaps
Average Amounts – Long	—	—	—	—	—	—	—	—
Average Amounts – Short	—	(7)	—	—	—	—	—	—
Inflation Linked Swaps
Average Amounts – Long	—	20,981	—	—	—	—	—	—
Average Amounts – Short	—	(58,152)	—	—	—	—	—	—

*	Notional amounts shown have been converted to USD.

6. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser acts as investment adviser to the Funds pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust. The Adviser is a wholly owned subsidiary of The Jones Financial Companies, L.L.L.P. Under the Advisory Agreement, the Adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the Funds’ investments.

The Adviser provides the Trust with such investment research, advice and investment supervision as the Trust may from time to time consider necessary for the proper management of the assets of the Funds and furnishes continuously an investment program for the Funds. In fulfilling this obligation, the Adviser, among other things, recommends the hiring and termination, and monitors the ongoing performance, of the investment advisers (the “Sub-advisers”) and allocates Fund assets among the Sub-advisers.

In consideration of the services provided by the Adviser pursuant to the Advisory Agreement, the Funds pay the Adviser an investment advisory fee at an annual rate based on a percentage of each Fund’s average daily net assets. For its advisory services, the investment advisory fee shall be accrued daily by the Fund and paid to the Adviser on the first business day of the succeeding month. In an effort to pass along lower fund expenses to shareholders, the Adviser does not retain any portion of the advisory fees. The Adviser has contractually agreed to waive its advisory fees for each Fund to the extent advisory fees paid to the Adviser exceed the aggregate advisory fees the Fund is required to pay its Sub-advisers. The annual advisory fee and amounts of advisory fees waived by the Adviser during the period ended December 31, 2021 are noted in the table below:

Fund	Annual Management Fee	Management Fees Waived by Adviser (000s)
Core Bond Fund	0.32%	$(19,268)
Core Plus Bond Fund	0.36	(39,570)
Municipal Bond Fund	0.36	(12,075)
Large Cap Growth Fund	0.44	(24,691)
Large Cap Value Fund	0.44	(20,362)
Small/Mid Cap Growth Fund	0.64	(9,288)
Small/Mid Cap Value Fund	0.64	(9,521)
International Equity Fund	0.60	(19,869)

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Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

None of the advisory fees waived by the Adviser pursuant to the agreement described above are subject to recoupment by the Adviser.

The Adviser has selected and the Board has approved the following Sub-advisers to sub-advise discrete portions of each of the Fund’s assets:

Fund	Sub-advisers
Core Bond Fund	Robert W. Baird & Co., Inc. J.P. Morgan Investment Management, Inc. Loomis, Sayles & Company, L.P. PGIM, Inc.
Core Plus Bond Fund	Pacific Investment Management Company LLC Loomis, Sayles & Company, L.P. Metropolitan West Asset Management, LLC *BlackRock Investment Management, LLC
Municipal Bond Fund	FIAM, LLC T. Rowe Price Associates, Inc. BlackRock Investment Management, LLC MacKay Shields LLC
Large Cap Growth Fund	Lazard Asset Management LLC Sustainable Growth Advisers, LP Jennison Associates LLC BlackRock Investment Management, LLC
Large Cap Value Fund	Barrow, Hanley, Mewhinney & Strauss LLC Wellington Management Company LLP Artisan Partners Limited Partnership BlackRock Investment Management, LLC T. Rowe Price Associates, Inc. LSV Asset Management
Small/Mid Cap Growth Fund

Champlain Investment Partners, LLC

Eagle Asset Management, Inc.

Stephens Investment Management Group, LLC

BlackRock Investment Management, LLC

Artisan Partners Limited Partnership

Driehaus Capital Management LLC

Victory Capital Management Inc.

Small/Mid Cap Value Fund

Boston Partners Global Investors, Inc.

Vaughan Nelson Investment Management, L.P.

Silvercrest Asset Management Group LLC

BlackRock Investment Management, LLC

LSV Asset Management

MFS Investment Management

Diamond Hill Capital Management, Inc.

American Century Investment Management, Inc.

International Equity Fund	Baillie Gifford Overseas Limited Mondrian Investment Partners Limited WCM Investment Management BlackRock Investment Management, LLC Pzena Investment Management, LLC Marathon Asset Management Limited

*

Blackrock has entered into a sub-sub-advisory agreement with each of Blackrock International Limited (“BIL”), a U.K.-based affiliate of Blackrock, and Blackrock (Singapore) Limited (“BRS”), a Singapore-based affiliate of Blackrock, to facilitate the provision of advice and trading out of non-U.S. jurisdictions. BIL and BRS, each registered as an investment adviser with the SEC, organized in 1995 and 2000, respectively.

Subject to the supervision of the Adviser, the Sub-advisers provide the Funds, among other services, a continuous investment program and determine from time to time which securities or other investments shall be purchased, sold or exchanged for the Funds, including providing or obtaining such services as may be necessary in managing, acquiring or disposing of securities, cash or other investments. For their services as Sub-advisers to the Funds, each Sub-adviser is entitled to receive fees directly from each Fund it serves, except that any fees payable to BIL or BRS for their services as sub-sub-advisers to the Core Plus Bond Fund would be paid by BlackRock (and not the Adviser or the Core Plus Bond Fund).

80	Semiannual Report • December 31, 2021

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

Pursuant to an operating expense limitation agreement between the Adviser and the Funds, effective until October 28, 2022 (the “Expense Limitation Agreement”), the Adviser has contractually agreed to waive its fees and/or reimburse Fund expenses (excluding acquired fund fees and expenses, portfolio transaction expenses, interest expense in connection with investment activities, taxes and non-routine expenses) to limit total annual fund operating expenses after fee waivers and/or expense reimbursements to each of the amounts listed below (each an “Expense Cap”).

Fund	Expense Cap
Core Bond Fund	0.48%
Core Plus Bond Fund	0.42
Municipal Bond Fund	0.48
Large Cap Growth Fund	0.51
Large Cap Value Fund	0.51
Small/Mid Cap Growth Fund	0.73
Small/Mid Cap Value Fund	0.73
International Equity Fund	0.67

Any fees waived or Fund expenses paid by the Adviser in connection with the Expense Limitation Agreement are subject to reimbursement by a Fund to the Adviser in the rolling thirty-six (36) month period following such fee waiver and/or expense payment, if (i) requested by the Adviser, and (ii) the aggregate amount actually paid by the Fund toward its aggregate operating expenses (taking into account the reimbursement) does not exceed the applicable Expense Cap (a) at the time of the fee waiver and/or expense payment and (b) at the time of the reimbursement. During the period ended December 31, 2021, the Funds did not exceed their respective Expense Caps, and there are no expense reimbursements currently available for recoupment in future periods.

Administrator – Brown Brothers Harriman & Co. (“BBH”) acts as Administrator to the Trust pursuant to an Administrative Agency Agreement. As Administrator, BBH provides certain services to the Trust, including, among other responsibilities, administrative, tax, legal, accounting services, portfolio compliance monitoring, and financial reporting for the maintenance and operations of the Funds. In addition, BBH makes available the personnel and facilities to provide such services. In its capacity as Administrator, BBH does not have any responsibility or authority for the portfolio management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares. Pursuant to the Administrative Agency Agreement, the Trust has agreed to pay such compensation as is mutually agreed upon from time to time and such out-of-pocket expenses as incurred by BBH in the performance of its duties. The amounts paid directly to the Administrator by the Funds for administrative services are included in the Administration fee in the Statements of Operations.

Custodian – BBH also acts as Custodian to the Trust. In this capacity, BBH holds all cash and, directly or through a book entry system or an agent, securities of each Fund, delivers and receives payment for securities sold by such Fund, collects income from investments of each Fund and performs other duties as set forth in the Custodian Agreement between the Trust, on behalf of the Funds, and BBH. Custodian fees are paid monthly and based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses. The amounts paid directly to the Custodian by the Funds for custody services are included in Custody fees in the Statements of Operations.

Trustees – Trustee fees and expenses displayed in the Statements of Operations include amounts accrued by the Funds to pay remuneration to each Trustee who is not an “interested person” as defined by the 1940 Act (an “Independent Trustee”) of the Trust. The Trustees who are not Independent Trustees of the Trust are not compensated by the Trust.

Affiliated Transactions – The Funds may participate in purchase and sale transactions with other Funds or accounts that have a common investment adviser or Sub-adviser, commonly referred to as “cross trades.” These cross trades are executed in accordance with procedures adopted by the Trust’s Board and comply with Rule 17a-7 of the 1940 Act, which require, among other things, that such cross trades be effected at the independent current market price of the security.

Semiannual Report • December 31, 2021	81

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

During the six-month period ended December 31, 2021, the aggregate value of purchases and sales cross trades with other Funds or accounts were as follows:

	Purchases (000s)	Sales (000s)	Realized Gain/(Loss) (000s)
Core Bond Fund	$—	$—	$—
Core Plus Bond Fund*	2,150	23	0
Municipal Bond Fund	—	—	—
Large Cap Growth Fund	3,672	4,116	695
Large Cap Value Fund	3,141	1,989	(11)
Small/Mid Cap Growth Fund	1,290	3,079	(205)
Small/Mid Cap Value Fund	1,317	4,080	425
International Equity Fund	28,977	33,523	2,398

*	A zero balance may reflect actual amounts rounding to less than one thousand.

7. INTERFUND LENDING AGREEMENT

On June 1, 2016, the Funds received exemptive relief from the SEC to enter into a master interfund lending agreement with each other that permits each Fund to lend money directly to and borrow money directly from other Funds for temporary purposes. Each Fund may lend, in the aggregate, up to 15% of its current net assets at the time of the loan but no more than 5% of its lending Fund’s net assets may be loaned to a single fund. A loan under the agreement will not exceed duration of seven days and interest is charged on borrowings at a rate determined based on current short-term market interest rates and short-term lending rates available to the Funds. As of December 31, 2021, the Funds have yet to lend under this agreement.

8. INVESTMENT TRANSACTIONS

For the period ended December 31, 2021, purchases and sales of investment securities, other than short-term investments, were as follows:

	Core Bond Fund (000s)	Core Plus Bond Fund (000s)	Municipal Bond Fund (000s)	Large Cap Growth Fund (000s)	Large Cap Value Fund (000s)	Small/Mid Cap Growth Fund (000s)	Small/Mid Cap Value Fund (000s)	International Equity Fund (000s)
Purchases:
U.S. Government	$12,709,737	$44,325,026	$—	$—	$—	$—	$—	$—
Other	2,480,401	6,462,872	1,976,271	1,788,726	2,199,935	3,012,069	1,078,555	1,736,989
Sales:
U.S. Government	11,738,754	43,256,781	5	—	—	—	—	—
Other	2,306,684	5,502,631	729,165	1,936,107	1,902,557	2,903,692	958,859	2,311,852

9. FEDERAL INCOME TAX INFORMATION

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. Temporary differences do not require reclassification. Temporary differences and permanent reclassifications have no effect on net assets. For the fiscal year ended June 30, 2021, the Funds made permanent book-to-tax reclassifications primarily related to the treatment of foreign currency, partnership taxable income, passive foreign investment company sales adjustments, paydowns, dividend re-designations, utilization of earnings and profits distributed to shareholders on redemption of shares and differences between book and tax accretion methods for market premium.

For the fiscal year ended June 30, 2021, the Funds made the following reclassifications between total distributable earnings and paid-in capital:

	Total Distributable Earnings/(Loss) (000s)	Paid-in Capital (000s)
Core Bond Fund	$—	$—
Core Plus Bond Fund*	0	0
Municipal Bond Fund	—	—
Large Cap Growth Fund	(65,000)	65,000
Large Cap Value Fund	(52,000)	52,000
Small/Mid Cap Growth Fund	(88,000)	88,000
Small/Mid Cap Value Fund	(53,000)	53,000
International Equity Fund	(74,000)	74,000

*	A zero balance may reflect actual amounts rounding to less than one thousand.

82	Semiannual Report • December 31, 2021

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

At June 30, 2021, gross unrealized appreciation and (depreciation) of investments and derivative contracts based on cost for federal income tax purposes were as follows:

	Core Bond Fund (000s)	Core Plus Bond Fund (000s)	Municipal Bond Fund (000s)	Large Cap Growth Fund (000s)	Large Cap Value Fund (000s)	Small/Mid Cap Growth Fund (000s)	Small/Mid Cap Value Fund (000s)	International Equity Fund (000s)
Tax Cost of Portfolio	$18,037,597	$35,479,967	$9,618,956	$10,712,342	$11,697,391	$3,818,610	$4,897,524	$12,190,431

Gross Unrealized App	$706,369	$1,044,047	$426,241	$6,941,749	$5,867,716	$2,212,353	$2,281,354	$3,648,554
Gross Unrealized Dep	(117,207)	(409,899)	(11,489)	(68,704)	(206,222)	(56,070)	(184,764)	(644,945)

Net Unrealized App/(Dep)	$589,162	$634,148	$414,752	$6,873,045	$5,661,494	$2,156,283	$2,096,590	$3,003,609

The differences between book basis and tax basis appreciation/(depreciation) on investments is primarily attributable to wash sale loss deferrals, and differences in the tax treatment of mark to market on passive foreign investment companies, mark to market on derivatives, non-REIT return of capital, outstanding partnership basis, the amortization of premiums and defaulted bond accrual.

As of June 30, 2021, the components of total distributable earnings/(losses) on a tax basis were as follows:

	Core Bond Fund (000s)	Core Plus Bond Fund (000s)	Municipal Bond Fund (000s)	Large Cap Growth Fund (000s)	Large Cap Value Fund (000s)	Cap Growth Fund (000s)	Cap Value Fund (000s)	International Equity Fund (000s)
Accumulated Capital and Losses (1)	$(3,091)	$(36,533)	$(22,899)	$—	$—	$—	$—	$—
Other (2)(3)	(4,777)	(31,514)	(18)	(3)	(2)	0	—	(14)
Undistributed Ordinary Income	—	—	—	615,394	219,976	178,479	249,246	554,938
Undistributed Tax Exempt Income	—	—	1,503	—	—	—	—	—
Undistributed Long Term Capital Gain	2,529	2,576	—	302,329	398,346	270,523	226,925	458,690
Unrealized Appreciation/(Depreciation)	589,162	635,101	414,752	6,873,012	5,661,480	2,156,283	2,096,590	2,995,515

Total Distributable Earnings/(Loss)	$583,823	$569,630	$393,338	$7,790,732	$6,279,800	$2,605,285	$2,572,761	$4,009,129

(1)	Includes capital loss carryforwards and late year loss deferrals.

(2)	Includes straddle loss deferrals and organizational costs.

(3)	A zero balance may reflect actual amounts rounding to less than one thousand.

The differences between book basis and tax basis components of net assets are primarily attributable to wash sale loss deferrals and other book and tax differences including paydowns, organizational costs, straddle loss deferrals, and capital loss carryforwards.

At June 30, 2021, the Funds had the following capital loss carryforwards. The capital loss carryforwards do not have an expiration date and will retain their character as either short-term or long-term capital losses. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

As of June 30, 2021, the Funds had the following net capital loss carryforwards remaining:

	Core Bond Fund (000s)	Core Plus Bond Fund (000s)	Municipal Bond Fund (000s)	Large Cap Growth Fund (000s)	Large Cap Value Fund (000s)	Small/Mid Cap Growth Fund (000s)	Small/Mid Cap Value Fund (000s)	International Equity Fund (000s)
Short-Term	$—	$—	$18,099	$—	$—	$—	$—	$—
Long-Term	—	—	4,800	—	—	—	—	—

	$—	$—	$22,899	$—	$—	$—	$—	$—

At June 30, 2021, the Core Bond Fund and Core Plus Bond Fund deferred, on a tax basis, post-October capital losses of $3,091 and $36,533, respectively (amounts in thousands).

Semiannual Report • December 31, 2021	83

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid by the Funds during the fiscal periods ended June 30, 2021 and June 30, 2020 were as follows:

	Core Bond Fund (000s)		Core Plus Bond Fund (000s)		Municipal Bond Fund (000s)		Large Cap Growth Fund (000s)
	2021	2020	2021	2020	2021	2020	2021	2020
Distributions paid from:
Ordinary Income (1)	$503,702	$488,061	$897,442	$873,942	$751	$1,935	$355,405	$69,787
Tax Exempt Income	—	—	—	—	167,297	145,524	—	—
Long-term Capital Gains	219,932	8,808	206,681	42,110	—	—	196,527	89,644
Return of Capital	—	—	—	—	—	—	—	—

Total Distributions Paid	$723,634	$496,869	$1,104,123	$916,052	$168,048	$147,459	$551,932	$159,431

	Large Cap Value Fund (000s)		Small/Mid Cap Growth Fund (000s)		Small/Mid Cap Value Fund (000s)		International Equity Fund (000s)
	2021	2020	2021	2020	2021	2020	2021	2020
Distributions paid from:
Ordinary Income (1)	$271,568	$194,762	$200,473	$30,674	$73,292	$69,919	$250,025	$282,965
Tax Exempt Income	—	—	—	—	—	—	—	—
Long-term Capital Gains	—	—	424,964	137,156	—	—	—	—
Return of Capital	—	—	—	—	—	—	—	—

Total Distributions Paid	$271,568	$194,762	$625,437	$167,830	$73,292	$69,919	$250,025	$282,965

(1)	Ordinary Income includes net short-term capital gains, if any.

10. RISKS

Investing in the Funds may involve certain risks including, but not limited to, those described below. Please refer to the Funds’ prospectus and statement of additional information for more information on risks associated with investing in the Funds.

a) Interest Rate Risk – Certain Funds invest in fixed-income securities that change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Alternatively, if rates fall, the value of these investments generally increases. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly. A rise in interest rates may, in turn, increase volatility and reduce liquidity in the fixed-income markets and result in a decline in the value of the fixed-income investments held by the Funds. The value of a fixed-income security with greater duration will be more sensitive to changes in interest rates than a similar security with shorter duration. Duration is a measure of the sensitivity of the price of a fixed-income security (or a portfolio of fixed-income securities) to changes in interest rates. The prices of fixed-income securities with shorter duration generally will be less affected by changes in interest rates than the prices of fixed-income securities with greater duration. For example, a five-year duration means the fixed-income security is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%, holding other factors constant. Usually, the changes in the value of fixed-income securities will not affect cash income generated, but may affect the value of an investment in the Fund. Floating rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the benchmark rate chosen, frequency of reset and reset caps or floors, among other things). Zero coupon bonds have longer durations than coupon-bearing bonds with comparable maturities and generally experience greater volatility in response to changing interest rates. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed-income securities with similar durations. Interest rate changes can be sudden and unpredictable, and a wide variety of factors can cause interest rates to rise or fall. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. Interest rates in the United States are currently at historical low levels. Certain countries have already experienced negative interest rates on certain fixed-income

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Notes to Financial Statements (Unaudited) (Continued)

instruments. Low or negative interest rates may continue for the foreseeable future. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from performance to the extent the Funds are exposed to such interest rates and/or volatility.

b) Liquidity Risk – Low trading volume, a lack of a market maker, or contractual or legal restrictions may limit or prevent a Fund from selling securities or closing derivative positions at desirable times or prices. During times of significant market or economic turmoil, usually liquid markets for certain of a Fund’s investments may experience extreme reductions in buy-side demand, which may result in values of a Fund’s portfolio securities declining significantly over short or extended periods of time. These reductions in value may occur regardless of whether there has been a change in interest rates or a change in the credit rating of the issuer of the security. Under certain adverse market or economic conditions, Fund investments previously determined to be liquid may be deemed to be illiquid, and, because of regulatory limitations on investments in illiquid securities, a Fund may not be able to make or gain the desired level of exposure to certain investments that it otherwise would.

c) Redemption Risk – A Fund may experience losses when selling securities to meet redemption requests. This risk is greater for larger redemption requests or redemption requests during adverse market conditions. Because the Funds currently are available only to participants in a single asset allocation program, a reduction in the allocation of program assets to the Funds could result in one or more large redemption requests. Moreover, as a result of the requirement that a Fund satisfy redemption requests even during times of significant market or economic turmoil, a Fund may be forced to sell portfolio securities during periods of reduced liquidity when prices are rapidly declining. This may require a Fund to realize investment losses at times that a Sub-adviser believes that it would have been advisable to hold a particular investment until a more orderly sale could occur or the market recovers.

d) Credit Risk – There is a risk that issuers and counterparties will not make payments on securities, repurchase agreements or other investments held by a Fund. Such defaults could result in losses to a Fund. In addition, the credit quality of securities held by a Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of a Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security. A Fund may invest in securities that are rated in the lowest investment grade category. Such securities may exhibit speculative characteristics similar to high yield securities, and issuers of such securities may be more vulnerable to changes in economic conditions than issuers of higher grade securities.

e) Counterparty Risk – When a Fund enters into an investment contract, such as a derivative or a repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligations. For example, in a repurchase agreement, there exists the risk that a Fund buys a security from a seller (counterparty) that agrees to repurchase the security at an agreed upon price and time, but the counterparty later fails to repurchase the security.

f) Market Risk – Various market risks can affect the price or liquidity of an issuer’s securities in which a Fund may invest. Returns from the securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed-income markets. As a result, a Fund’s value may fluctuate and/or a Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market. The interconnection of international markets means that events in one country or region may affect the markets in other countries and regions, increasing the likelihood that regulatory events, inflation, interest rates, government defaults,

Semiannual Report • December 31, 2021	85

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

government shutdowns, wars, regional conflicts, social unrest, natural disasters, acts of terrorism, infectious illness or other public health issues and recessions could affect the securities market. Other market risks that can affect value include a market’s current attitudes about types of securities, market reactions to political or economic events, including litigation, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument).

As it pertains to infectious illness, the coronavirus (COVID-19) pandemic and the ongoing responses of the U.S. government and various state, local and foreign governments have adversely affected global business activities and have resulted in significant uncertainty in the global economy and volatility in financial markets. Given the significant global health, market, employment and economic impacts of COVID-19 and the uncertainty of its duration, the Funds cannot reliably predict the ultimate impact of COVID-19 on financial markets or its financial results.

g) Equity Risk – Since certain Funds purchase equity securities, those Funds are subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

h) Multi-Manager and Multi-Style Management Risk – Fund performance is dependent upon the success of the Adviser and the Sub-advisers in implementing a Fund’s investment strategies in pursuit of its objective. To a significant extent, a Fund’s performance will depend on the success of the Adviser’s methodology in allocating the Fund’s assets to Sub-advisers and its selection and oversight of the Sub-advisers and on a Sub-adviser’s skill in executing the relevant strategy and selecting investments for the Fund. There can be no assurance that the Adviser or Sub-advisers will be successful in this regard. In addition, because portions of each Fund’s assets are managed by different Sub-advisers using different styles/strategies, a Fund could experience overlapping security transactions. Certain Sub-advisers may be purchasing securities at the same time that other Sub-advisers may be selling those same securities, which may lead to higher transaction expenses compared to a fund using a single investment management style. The Adviser’s and the Sub-advisers’ judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which a Fund invests may prove to be incorrect, and there is no guarantee that the Adviser’s or a Sub-adviser’s judgment will produce the desired results. In addition, a Fund may allocate its assets so as to under- or over-emphasize certain strategies or investments under market conditions that are not optimal, in which case a Fund’s value may be adversely affected.

i) Foreign Securities Risk – The securities of foreign issuers, including ADRs and GDRs and including securities of issuers in emerging market countries, may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the United States. Additionally, investments in securities of foreign issuers, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies, particularly in emerging markets, may be less stable than the U.S. Government and the U.S. economy.

j) Currency Risk – While the Funds’ net assets are valued in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are: (1) it may be expensive to convert foreign

86	Semiannual Report • December 31, 2021

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

currencies into U.S. dollars and vice versa; (2) complex political and economic factors may significantly affect the values of various currencies, including U.S. dollars, and their exchange rates; (3) government intervention may increase risks involved in purchasing or selling foreign currency options, forward foreign currency exchange contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces; (4) there may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis; (5) available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and (6) the inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

k) Geographic Focus Risk – To the extent that a significant portion of a Fund’s portfolio is invested in the securities of companies in a particular country or region, a Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers within that country or region. As a result, a Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

l) High Yield Securities Risk – High yield, or “junk”, securities involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in the issuer’s credit worthiness.

m) Cybersecurity Risk – The Funds and their service providers may be susceptible to operational, information, security and related risks. While the Funds’ service providers have established business continuity plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the Funds cannot control the cybersecurity plans and systems put in place by their service providers or any other third parties whose operations may affect the Funds or their shareholders.

n) LIBOR Replacement Risk – The publication of the London Inter-Bank Offered Rate (“LIBOR”) on a representative basis ceased for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021, and is expected to cease for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. The elimination of LIBOR may adversely affect the interest rates on, and value of, certain investments for which the value is tied to LIBOR. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate, which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a risk for the Funds. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit LIBOR quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.

Semiannual Report • December 31, 2021	87

Bridge Builder Mutual Funds

Trustees and Officers (Unaudited)

Independent Trustees of the Trust (1)

Name	Role	Term	Principal Occupation	Number of Portfolios in Fund Complex (3) Overseen by Trustees	Other Directorships Held During Past Five Years
Jean E. Carter (Born: 1957)	Trustee	Indefinite Term; Since Inception	Retired; Director of Investment Management Group for Russell Investment Group (1982-2005)	11	Trustee, Brandes U.S. registered mutual funds (2008-2020).
Michelle M. Keeley (Born: 1964)	Trustee, Chair of the Governance and Nominating	Indefinite Term; Since August 2015	Retired; Executive Vice President, Ameriprise Financial Services, Inc. (2002-2010)	11	Independent Director, American Equity Life Holding Company; Independent Director, Federal Home Loan Bank of Des Moines (2015-2021).
John M. Tesoro (Born: 1952)	Lead Independent Trustee, Chair of the Audit Committee	Indefinite Term; Since Inception	Retired; Partner, KPMG LLP (2002-2012)	11	Independent Director, Teton Advisers, Inc. (registered investment adviser) (2013-2021), Independent Trustee, BBH Trust (nine U.S. mutual funds).

88	Semiannual Report • December 31, 2021

Bridge Builder Mutual Funds

Trustees and Officers (Unaudited) (Continued)

Interested Trustees of the Trust (2)

Name	Role	Term	Principal Occupation	Number of Portfolios in Fund Complex (3) Overseen by Trustees	Other Directorships Held During Past Five Years
William E. Fiala (Born: 1967)	Trustee, Chairman	Indefinite Term; Chair Since January 2020; Trustee Since Inception	Subordinated Limited Partner, The Jones Financial Companies, LLLP (since 2022); Principal, Edward Jones and General Partner, The Jones Financial Companies, LLLP (1994-2021)	11	None.
Merry L. Mosbacher (Born: 1958)	Trustee	Indefinite Term; Since January 2020	Subordinated Limited Partner, The Jones Financial Companies, LLLP (since 2020); Principal, Edward Jones, and General Partner, The Jones Financial Companies, LLLP (1986-2019); Associate, Edward Jones (1982-1985)	11	None.

Officers of the Trust

Name	Role	Term	Principal Occupation
Julius A. Drelick III (Born: 1966)	President	Indefinite Term; Since May 2017	Director of Proprietary Fund Strategy and Management, Edward Jones (since 2016); Previously, Vice President of the Trust (2017-2019); Senior Vice President and Chief Compliance Officer at Voya Investment Management, LLC (2013-2016); Vice President, Head of Mutual Fund Product Development and Strategic Planning, Voya Investment Management, LLC (2007-2013)
Aaron J. Masek (Born: 1974)	Treasurer	Indefinite Term; Since July 2016	Director, Finance, Edward Jones (since 2015); Vice President and Treasurer, AQR Funds (2010-2015)
Paul Felsch (Born: 1982)	Chief Compliance Officer and Vice President	Indefinite Term; Since January 2020	Senior Compliance Counsel, Edward Jones (since December 2016); Associate Compliance Counsel, Edward Jones (2013-2016)
Evan S. Posner (Born: 1979)	Secretary	Indefinite Term; Since July 2021	Associate General Counsel at Edward Jones (since October 2018); Previously, Assistant Secretary of the Trust (2019-2021); Previously, Vice President, Counsel at Voya Investment Management (2012-2018)
James E. Goundrey (Born: 1977)	Assistant Secretary	Indefinite Term; Since July 2021	Associate General Counsel at Edward Jones (since 2019); Previously Vice President, Senior Counsel at State Street Global Advisers (2015-2019)

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

(2)

Mr. Fiala and Ms. Mosbacher are “interested persons” of the Trust as defined by the 1940 Act by virtue of the fact that they are affiliated persons of the Adviser’s parent company, The Jones Financial Companies, L.L.L.P.

(3)

The “Fund Complex” is comprised of each Fund offered by the Trust, three of which are not included in this Semiannual Report, and the Edward Jones Money Market Fund. No Trustee oversees, nor receives compensation from, the Edward Jones Money Market Fund, which is advised by Passport Research, Ltd., an affiliate of the Adviser.

The business address of the Trustees and Officers is the address of the Trust: 12555 Manchester Road, St. Louis, MO 63131.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1-855-823-3611.

Semiannual Report • December 31, 2021	89

Bridge Builder Mutual Funds

Board Considerations of the Investment Advisory Agreement and Investment Sub-advisory Agreements (Unaudited)

Board Considerations of New Investment Sub-advisory Agreement with Driehaus

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), a fund’s advisory and sub-advisory agreements must be approved: (i) by a vote of a majority of the shareholders of the fund; and (ii) by a vote of a majority of the members of the board who are not parties to the agreements or “interested persons” of any party, as defined in the 1940 Act (the “Independent Trustees”), cast at a meeting called for the purpose of voting on such approval.

At a meeting held on August 24-25, 2021 via videoconference (the “August Proposal Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of the Bridge Builder Trust (the “Trust”), including a majority of the Independent Trustees, considered and approved a proposed sub-advisory agreement among Olive Street Investment Advisers, LLC (the “Adviser” or “Olive Street”), Driehaus Capital Management LLC (“Driehaus” or the “Subadviser”), and the Trust, on behalf of the Bridge Builder Small/Mid Cap Growth Fund (the “Fund”) (the “Sub-advisory Agreement”) for an initial two-year term.

Pursuant to an exemptive order obtained by the Adviser and the Trust from the SEC, the Adviser is permitted, subject to certain conditions, to select new subadvisers for the Fund with the approval of the Board but without obtaining shareholder approval.

In advance of the August Proposal Meeting, at a meeting held August 13, 2021 (the “August Review Meeting” and, together with the August Proposal Meeting, the “August Meetings”), the Adviser and the Subadviser furnished information to the Board reasonably necessary for the Board to evaluate the terms of the Sub-advisory Agreement. The Board had the opportunity to ask questions and request further information in connection with its consideration.

In connection with the August Meetings, the Adviser and the Subadviser provided information to the Board in response to requests for information by the Independent Trustees to facilitate the Board’s evaluation of the Sub-advisory Agreement. The information furnished by the Adviser and Subadviser included materials describing, among other matters: (i) the nature, extent and quality of the services proposed to be provided by the Subadviser; (ii) the Subadviser’s investment management personnel, including portfolio managers that would be involved in managing the allocated portion of the Fund’s portfolio (“sleeve”); (iii) the Subadviser’s operations; (iv) the Subadviser’s investment philosophy and investment process that would be used to manage the sleeve; (v) the sub-advisory fees proposed to be payable to the Subadviser; (vi) the Subadviser’s policies and compliance procedures; (vii) the investment performance of accounts managed by the Subadviser employing a U.S. small- and medium-capitalized growth strategy similar to the Fund’s sleeve proposed to be managed by the Subadviser; and (viii) other “fall out” benefits that the Subadviser may receive based on its relationship with the Fund. In addition, at the August Review Meeting, representatives of the Adviser and, at the August Proposal Meeting, representatives of the Adviser and Subadviser made presentations and responded to questions regarding the Subadviser’s proposed services, fees, and other aspects of the proposed sub-advisory relationship.

At the August Meetings, the Trustees received advice from Fund counsel, and the Independent Trustees received separate advice from their independent legal counsel, including advice regarding the legal standards applicable to the consideration of the approval of sub-advisory arrangements. The Independent Trustees met in executive session outside the presence of the interested Trustees, Trust officers, and representatives of the Adviser and the Subadviser to discuss the Sub-advisory Agreement and the services proposed to be provided by the Subadviser.

In considering and approving the Sub-advisory Agreement, the Trustees considered information that they deemed relevant, including, but not limited to, the information discussed in further detail below. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors and information.

90	Semiannual Report • December 31, 2021

Bridge Builder Mutual Funds

Board Considerations of the Investment Advisory Agreement and Investment Sub-advisory Agreements (Unaudited) (Continued)

1. The nature, extent and quality of the services to be provided by the Subadviser under the Sub-advisory Agreement. The Board reviewed the portfolio management services and investment process proposed to be provided to the sleeve of the Fund by the Subadviser, including how the Subadviser’s investment philosophy and process complement those of the other subadvisers that manage other portions of the Fund. The Board also reviewed the background and experience of the Subadviser’s portfolio management personnel that will have a role in the day-to-day management of a sleeve of the Fund. The Board considered the Subadviser’s ability to attract and retain qualified investment professionals, and the experience and skills of management and investment personnel of the Subadviser. The Board also considered other services to be provided to the sleeve of the Fund to be managed by the Subadviser under the Adviser’s supervision, such as monitoring adherence to the Fund’s investment restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations, monitoring valuation and liquidity, and selecting broker-dealers to execute portfolio transactions. The Board considered the report of the chief compliance officer of the Trust regarding the due diligence review of the Subadviser’s compliance program and other operational matters, and his view that the Subadviser’s compliance program is reasonably designed and effectively implemented to prevent violations of the federal securities laws with respect to its services to be provided to the sleeve of the Fund and that the Subadviser has adopted procedures reasonably necessary to prevent access persons from violating the Trust’s, the Adviser’s, or the principal underwriter’s codes of ethics.

Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the Subadviser is capable of providing services of the nature, extent and quality contemplated by the Sub-advisory Agreement.

2. Fees and Other Expenses. The Board reviewed the sub-advisory fees proposed to be payable to the Subadviser. The Board considered the potential impact of the Subadviser’s fee to the Fund’s overall expenses, given the Adviser’s contractual agreement to waive its advisory fees to the extent advisory fees to be paid to the Adviser exceed the sub-advisory fees to be paid to the Fund’s subadvisers, including the Subadviser for the management of its allocated portion of the Fund until at least October 28, 2022.

Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the proposed sub-advisory fees are reasonable in light of the nature, extent and quality of the services expected to be rendered by the Subadviser.

3. The Subadviser’s Investment Performance Record. Because the Subadviser, if approved, would be new to the Fund, the Board was not able to evaluate the Subadviser’s actual investment performance record for the sleeve of the Fund to be managed by the Subadviser. The Board did consider information about the performance history of the Subadviser’s U.S. small- and medium-capitalized growth strategy to be used in managing the sleeve of the Fund over several relevant time periods. The Board also noted that it would have an opportunity to review the Subadviser’s actual performance record for the sleeve of the Fund managed by the Subadviser at future regular meetings of the Board and in connection with future annual reviews of the Sub-advisory Agreement.

4. Profitability and Economies of Scale. The Board did not consider profitability of the Subadviser to be a material factor in its deliberations, given that the Subadviser is not affiliated with the Adviser and, therefore, the proposed sub-advisory fees were negotiated at arm’s length. Further, the Board was satisfied that the Adviser employed a rigorous sub-advisory fee negotiation process. The Board noted that the sub-advisory fee schedule contains breakpoints that would reduce the fee rate on assets above certain specified asset levels. The Board thus noted that, if the assets of the sleeve of the Fund increase over time, the Fund may benefit from economies of scale.

5. Indirect Benefits. The Board considered that the Subadviser may derive a benefit to its reputation and standing in the investment community from its relationship with the Fund. The Board also noted that the Subadviser uses soft dollars generated from executing portfolio trades to purchase research, which could be viewed as a fall-out benefit to the extent that the Subadviser uses the research generated from such trading activities across their client base.

Semiannual Report • December 31, 2021	91

Bridge Builder Mutual Funds

Board Considerations of the Investment Advisory Agreement and Investment Sub-advisory Agreements (Unaudited) (Continued)

CONCLUSION

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the full Board, and the Independent Trustees voting separately, unanimously approved the Sub-advisory Agreement. The Board did not identify any particular information or consideration that was all important or controlling, and each individual Trustee may have attributed different weights to various factors and information.

92	Semiannual Report • December 31, 2021

Bridge Builder Mutual Funds

Board Considerations of the Investment Advisory Agreement and Investment Sub-advisory Agreements (Unaudited)

Board Considerations of New Investment Sub-advisory Agreement with Victory Capital

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), a fund’s advisory and sub-advisory agreements must be approved: (i) by a vote of a majority of the shareholders of the fund; and (ii) by a vote of a majority of the members of the board who are not parties to the agreements or “interested persons” of any party, as defined in the 1940 Act (the “Independent Trustees”), cast at a meeting called for the purpose of voting on such approval.

At a meeting held on August 24-25, 2021 via videoconference (the “August Proposal Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of the Bridge Builder Trust (the “Trust”), including a majority of the Independent Trustees, considered and approved a proposed sub-advisory agreement among Olive Street Investment Advisers, LLC (the “Adviser” or “Olive Street”), Victory Capital Management Inc. (“Victory Capital” or the “Subadviser”), and the Trust, on behalf of the Bridge Builder Small/Mid Cap Growth Fund (the “Fund”) (the “Sub-advisory Agreement”) for an initial two-year term.

Pursuant to an exemptive order obtained by the Adviser and the Trust from the SEC, the Adviser is permitted, subject to certain conditions, to select new subadvisers for the Fund with the approval of the Board but without obtaining shareholder approval.

In advance of the August Proposal Meeting, at a meeting held August 13, 2021 (the “August Review Meeting” and, together with the August Proposal Meeting, the “August Meetings”), the Adviser and the Subadviser furnished information to the Board reasonably necessary for the Board to evaluate the terms of the Sub-advisory Agreement. The Board had the opportunity to ask questions and request further information in connection with its consideration.

In connection with the August Meetings, the Adviser and the Subadviser provided information to the Board in response to requests for information by the Independent Trustees to facilitate the Board’s evaluation of the Sub-advisory Agreement. The information furnished by the Adviser and Subadviser included materials describing, among other matters: (i) the nature, extent and quality of the services proposed to be provided by the Subadviser; (ii) the Subadviser’s investment management personnel, including portfolio managers that would be involved in managing the allocated portion of the Fund’s portfolio (“sleeve”); (iii) the Subadviser’s operations; (iv) the Subadviser’s investment philosophy and investment process that would be used to manage the sleeve; (v) the sub-advisory fees proposed to be payable to the Subadviser; (vi) the Subadviser’s policies and compliance procedures; (vii) the investment performance of accounts managed by the Subadviser employing a U.S. small cap growth equity strategy similar to the Fund’s sleeve proposed to be managed by the Subadviser; and (viii) other “fall out” benefits that the Subadviser may receive based on its relationship with the Fund. In addition, at the August Review Meeting, representatives of the Adviser and, at the August Proposal Meeting, representatives of the Adviser and Subadviser made presentations and responded to questions regarding the Subadviser’s proposed services, fees, and other aspects of the proposed sub-advisory relationship.

At the August Meetings, the Trustees received advice from Fund counsel, and the Independent Trustees received separate advice from their independent legal counsel, including advice regarding the legal standards applicable to the consideration of the approval of sub-advisory arrangements. The Independent Trustees met in executive session outside the presence of the interested Trustees, Trust officers, and representatives of the Adviser and the Subadviser to discuss the Sub-advisory Agreement and the services proposed to be provided by the Subadviser.

In considering and approving the Sub-advisory Agreement, the Trustees considered information that they deemed relevant, including, but not limited to, the information discussed in further detail below. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors and information.

Semiannual Report • December 31, 2021	93

Bridge Builder Mutual Funds

Board Considerations of the Investment Advisory Agreement and Investment Sub-advisory Agreements (Unaudited) (Continued)

1. The nature, extent and quality of the services to be provided by the Subadviser under the Sub-advisory Agreement. The Board reviewed the portfolio management services and investment process proposed to be provided to the sleeve of the Fund by the Subadviser, including how the Subadviser’s investment philosophy and process complement those of the other subadvisers that manage other portions of the Fund. The Board also reviewed the background and experience of the Subadviser’s portfolio management personnel that will have a role in the day-to-day management of a sleeve of the Fund. The Board considered the Subadviser’s ability to attract and retain qualified investment professionals, and the experience and skills of management and investment personnel of the Subadviser. The Board also considered other services to be provided to the sleeve of the Fund to be managed by the Subadviser under the Adviser’s supervision, such as monitoring adherence to the Fund’s investment restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations, monitoring valuation and liquidity, and selecting broker-dealers to execute portfolio transactions. The Board considered the report of the chief compliance officer of the Trust regarding the due diligence review of the Subadviser’s compliance program and other operational matters, and his view that the Subadviser’s compliance program is reasonably designed and effectively implemented to prevent violations of the federal securities laws with respect to its services to be provided to the sleeve of the Fund and that the Subadviser has adopted procedures reasonably necessary to prevent access persons from violating the Trust’s, the Adviser’s, or the principal underwriter’s codes of ethics.

Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the Subadviser is capable of providing services of the nature, extent and quality contemplated by the Sub-advisory Agreement.

2. Fees and Other Expenses. The Board reviewed the sub-advisory fees proposed to be payable to the Subadviser. The Board considered the potential impact of the Subadviser’s fee to the Fund’s overall expenses, given the Adviser’s contractual agreement to waive its advisory fees to the extent advisory fees to be paid to the Adviser exceed the sub-advisory fees to be paid to the Fund’s subadvisers, including the Subadviser for the management of its allocated portion of the Fund until at least October 28, 2022.

Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the proposed sub-advisory fees are reasonable in light of the nature, extent and quality of the services expected to be rendered by the Subadviser.

3. The Subadviser’s Investment Performance Record. Because the Subadviser, if approved, would be new to the Fund, the Board was not able to evaluate the Subadviser’s actual investment performance record for the sleeve of the Fund to be managed by the Subadviser. The Board did consider information about the performance history of the Subadviser’s U.S. small cap growth equity strategy to be used in managing the sleeve of the Fund over several relevant time periods. The Board also noted that it would have an opportunity to review the Subadviser’s actual performance record for the sleeve of the Fund managed by the Subadviser at future regular meetings of the Board and in connection with future annual reviews of the Sub-advisory Agreement.

4. Profitability and Economies of Scale. The Board did not consider profitability of the Subadviser to be a material factor in its deliberations, given that the Subadviser is not affiliated with the Adviser and, therefore, the proposed sub-advisory fees were negotiated at arm’s length. Further, the Board was satisfied that the Adviser employed a rigorous sub-advisory fee negotiation process. The Board noted that the sub-advisory fee schedule contains breakpoints that would reduce the fee rate on assets above certain specified asset levels. The Board thus noted that, if the assets of the sleeve of the Fund increase over time, the Fund may benefit from economies of scale.

5. Indirect Benefits. The Board considered that the Subadviser may derive a benefit to its reputation and standing in the investment community from its relationship with the Fund. The Board also noted that the Subadviser uses soft dollars generated from executing portfolio trades to purchase research, which could be viewed as a fall-out benefit to the extent that the Subadviser uses the research generated from such trading activities across their client base.

94	Semiannual Report • December 31, 2021

Bridge Builder Mutual Funds

Board Considerations of the Investment Advisory Agreement and Investment Sub-advisory Agreements (Unaudited) (Continued)

CONCLUSION

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the full Board, and the Independent Trustees voting separately, unanimously approved the Sub-advisory Agreement. The Board did not identify any particular information or consideration that was all important or controlling, and each individual Trustee may have attributed different weights to various factors and information.

Semiannual Report • December 31, 2021	95

Bridge Builder Mutual Funds

Board Considerations of the Investment Advisory Agreement and Investment Sub-advisory Agreements (Unaudited)

Board Considerations of Amendment to the Investment Sub-advisory Agreement with BlackRock and the Sub-sub-advisory Agreements between BlackRock and Certain of Its Affiliates

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), a fund’s advisory and sub-advisory agreements must be approved: (i) by a vote of a majority of the shareholders of the fund; and (ii) by a vote of a majority of the members of the board who are not parties to the agreements or “interested persons” of any party, as defined in the 1940 Act (the “Independent Trustees”), cast at a meeting called for the purpose of voting on such approval.

At a meeting held on September 21, 2021 via videoconference (the “September Proposal Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of the Bridge Builder Trust (the “Trust”), including a majority of the Independent Trustees, considered and approved: (i) an amendment to the sub-advisory agreement among Olive Street Investment Advisers, LLC (the “Adviser” or “Olive Street”), BlackRock Investment Management, LLC (“BIM”), and the Trust, on behalf of the Bridge Builder Core Plus Bond Fund (the “Fund”) (the “Amendment to the BIM Sub-advisory Agreement”); (ii) a sub-sub-advisory agreement between BIM and BlackRock International Limited (“BIL”), a U.K.-based affiliate of BIM, (the “BIL Sub-sub-advisory Agreement”); (iii) a sub-sub-advisory agreement between BIM and BlackRock (Singapore) Limited (“BSL,” together with BIL, the “Sub-subadvisers,” and, together with BIM and BIL, “BlackRock”) (the “BSL Sub-sub-advisory Agreement,” together with the BIL Sub-sub-advisory Agreement, the “Sub-sub-advisory Agreements,” and, together with the Amendment to the BIM Sub-advisory Agreement, the “Agreements”), with each Sub-sub-advisory Agreement continuing in effect for a period of two years.

Pursuant to an exemptive order obtained by the Adviser and the Trust from the SEC, the Adviser is permitted, subject to certain conditions, to select new subadvisers for the Fund with the approval of the Board but without obtaining shareholder approval.

In advance of the September Proposal Meeting, at a meeting held August 24-25, 2021 (the “August Review Meeting” and, together with the September Proposal Meeting, the “Proposal Meetings”), the Adviser and BlackRock furnished information to the Board reasonably necessary for the Board to evaluate the terms of the Agreements. The Board had the opportunity to ask questions and request further information in connection with its consideration.

In connection with the Proposal Meetings, the Adviser and BlackRock provided information to the Board in response to requests for information by the Independent Trustees to facilitate the Board’s evaluation of the Agreements. The information furnished by the Adviser and BlackRock included materials describing, among other matters: (i) the nature, extent and quality of the services proposed to be provided by BlackRock; (ii) BlackRock investment management personnel, including portfolio managers that would be involved in managing the allocated portion of the Fund’s portfolio (“sleeve”); (iii) BlackRock’s operations; (iv) BlackRock’s investment philosophy and investment process that would be used to manage the sleeve; (v) the sub-advisory fees proposed to be payable to BlackRock and the sub-sub-advisory fees proposed to be payable by BlackRock to each Sub-subadviser; (vi) BlackRock’s policies and compliance procedures; (vii) the investment performance of accounts managed by BlackRock employing a total return bond strategy similar to the Fund’s sleeve proposed to be managed by BlackRock; and (viii) other “fall out” benefits that BlackRock may receive based on its relationship with the Fund. In addition, at the August Review Meeting, representatives of the Adviser and, at the September Proposal Meeting, representatives of the Adviser and BlackRock made presentations and responded to questions regarding the BlackRock’s proposed services, fees, and other aspects of the proposed sub-advisory relationship.

At the Proposal Meetings, the Trustees received advice from Fund counsel, and the Independent Trustees received separate advice from their independent legal counsel, including advice regarding the legal standards applicable to the consideration of the approval of sub-advisory and sub-sub-advisory arrangements. The Independent Trustees met in executive session outside the presence of the interested Trustees, Trust officers, and representatives of the Adviser and BlackRock to discuss the Agreements and the services proposed to be provided by BlackRock.

96	Semiannual Report • December 31, 2021

Bridge Builder Mutual Funds

Board Considerations of the Investment Advisory Agreement and Investment Sub-advisory Agreements (Unaudited) (Continued)

In considering and approving the Agreements, the Trustees considered information that they deemed relevant, including, but not limited to, the information discussed in further detail below. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors and information.

1. The nature, extent and quality of the services to be provided by BlackRock under the Agreements. The Board reviewed the portfolio management services and investment process proposed to be provided to the sleeve of the Fund by BlackRock, including how BlackRock’s investment philosophy and process complement those of the other subadvisers that manage other portions of the Fund. The Board also received and reviewed information regarding the Sub-subadvisers’ roles as sub-subadvisers to the Fund, noting that the Sub-subadvisers would perform certain responsibilities delegated by the Adviser to BIM and were expected to perform functions that otherwise support the services provided to the Fund by BIM. The Board considered BIM’s oversight of the Sub-subadvisers. The Board also reviewed the background and experience of BlackRock’s portfolio management personnel that will have a role in the day-to-day management of a sleeve of the Fund. The Board considered BlackRock’s ability to attract and retain qualified investment professionals, and the experience and skills of management and investment personnel of BlackRock. The Board also considered other services to be provided to the sleeve of the Fund to be managed by BlackRock under the Adviser’s supervision, such as monitoring adherence to the Fund’s investment restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations, monitoring valuation and liquidity, and selecting broker-dealers to execute portfolio transactions. The Board noted the existing relationship between BIM and the Trust, and considered the report of the chief compliance officer of the Trust regarding the tailored initial due diligence the review of BIL’s and BSL’s compliance programs and other operational matters, which was designed to assess any differences in the compliance policies, procedures, or practices in connection with the strategy, including the role of BIL and BSL as Sub-subadvisers. The Board considered the chief compliance officer’s opinion that (i) BIM and each of the Sub-subadviser’s compliance program is reasonably designed and effectively implemented to prevent violations of the federal securities laws with respect to its services to be provided to the sleeve of the Fund and (ii) BIM and each Sub-subadviser has adopted procedures reasonably necessary to prevent access persons from violating the Trust’s, the Adviser’s, or the principal underwriter’s codes of ethics.

Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that BlackRock is capable of providing services of the nature, extent and quality contemplated by the Agreements.

2. Fees and Other Expenses. The Board reviewed the sub-advisory fees proposed to be payable to BlackRock. The Board noted that the Sub-Subadvisers would be compensated for their services by BIM, not by the Fund or the Adviser. The Board considered the potential impact of BlackRock’s fee to the Fund’s overall expenses, given the Adviser’s contractual agreement to waive its advisory fees to the extent advisory fees to be paid to the Adviser exceed the sub-advisory fees to be paid to the Fund’s subadvisers, including BlackRock for the management of its allocated portion of the Fund until at least October 28, 2022.

Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the proposed sub-advisory fees are reasonable in light of the nature, extent and quality of the services expected to be rendered by BlackRock.

3. BlackRock’s Investment Performance Record. Because BlackRock, if approved, would be new to the Fund, the Board was not able to evaluate BlackRock’s actual investment performance record for the sleeve of the Fund to be managed by BlackRock. The Board did consider information about the performance history of BlackRock’s total return bond strategy to be used in managing the sleeve of the Fund over several relevant time periods. The Board also noted that it would have an opportunity to review BlackRock’s actual performance record for the sleeve of the Fund managed by BlackRock at future regular meetings of the Board and in connection with future annual reviews of the Agreements.

Semiannual Report • December 31, 2021	97

Bridge Builder Mutual Funds

Board Considerations of the Investment Advisory Agreement and Investment Sub-advisory Agreements (Unaudited) (Continued)

4. Profitability and Economies of Scale. The Board did not consider profitability of BlackRock to be a material factor in its deliberations, given that BlackRock is not affiliated with the Adviser and, therefore, the proposed sub-advisory fees were negotiated at arm’s length. Further, the Board was satisfied that the Adviser employed a rigorous sub-advisory fee negotiation process. The Board noted that the sub-advisory fee schedule contains breakpoints that would reduce the fee rate on assets above certain specified asset levels. The Board thus noted that, if the assets of the sleeve of the Fund increase over time, the Fund may benefit from economies of scale.

5. Indirect Benefits. The Board considered that BlackRock may derive a benefit to its reputation and standing in the investment community from its relationship with the Fund. The Board also noted that BlackRock’s management of its allocated portion of the Fund will not generate soft dollar eligible commission credits.

CONCLUSION

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the full Board, and the Independent Trustees voting separately, unanimously approved the Agreements. The Board did not identify any particular information or consideration that was all important or controlling, and each individual Trustee may have attributed different weights to various factors and information.

98	Semiannual Report • December 31, 2021

Bridge Builder Mutual Funds

General Information (Unaudited)

Proxy Voting Procedures and Proxy Voting Record

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, free of charge, by calling 1-855-823-3611. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the 12-month period ending June 30 is available without charge, upon request, by calling 1-855-823-3611. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov.

Form N-PORT Disclosure

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT filings are available on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding the Trust’s Form N-PORT filings is also available, without charge, by calling, 1-855-823-3611.

Household Delivery of Shareholder Documents

To reduce expenses the Funds may mail only one copy of the prospectus, Statement of Additional Information and each annual and semiannual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving individual copies thirty days after your request is received.

Schedule of Investments

Each Fund’s complete schedule of investments in securities of unaffiliated issuers is available without charge, upon request, by calling 1-855-823-3611, and on the Securities and Exchange Commission website at http://www.sec.gov as a part of Form N-CSR.

Semiannual Report • December 31, 2021	99

Bridge Builder Mutual Funds

Privacy Notice (Unaudited)

December 2021

FACTS	What Does the Bridge Builder Trust (“Bridge Builder”) Do with Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	* Social Security number	* Investment experience
	* Account balances	* Income and risk tolerance
	* Transaction history	* Assets and account transactions

When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Bridge Builder chooses to share; and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	DOES BRIDGE BUILDER SHARE?	CAN YOU LIMIT THIS SHARING?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

WHO WE ARE

Who is providing this notice?	Bridge Builder Trust

WHAT WE DO
How does Bridge Builder protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Bridge Builder collect my personal information?	We collect your personal information, for example, when you deposit money with us, if you ever were to give us your contact information, open an account with us, provide us account information or make a wire transfer. We also collect your personal information from others, such as credit bureaus, affiliates or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only:

* Sharing for affiliates’ everyday business purposes – information about your creditworthiness

* Affiliates from using your information to market to you

* Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See the Other Important Information section for your rights under state law.

DEFINITIONS
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

* Olive Street Investment Advisers, LLC (“Olive Street”), our investment adviser, may be deemed to be affiliated with us. Olive Street is a wholly owned subsidiary of The Jones Financial Companies, L.L.L.P. (“JFC”), and is affiliated with other subsidiaries of JFC, including Edward D. Jones & Co., L.P. and Edward Jones Trust Company.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. * Bridge Builder does not share with non-affiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. * Bridge Builder does not currently engage in joint marketing efforts.

OTHER IMPORTANT INFORMATION
California residents	We will not share information we collect about you with companies outside of Bridge Builder, unless permitted by law. We also limit sharing among Bridge Builder and our affiliate companies to the extent required by California law.
Nevada residents

We are providing this notice to you pursuant to state law. Nevada law requires us to disclose that you may request to be placed on our internal “Do Not Call” list at any time by calling 800-441-2357, and that you may obtain further information by contacting the Nevada Attorney General, 555 E. Washington Ave., Suite 3900, Las Vegas, NV 89101;

phone 702-486-3132; email BCPINFO@ag.state.nv.us.

Vermont residents	As a resident of Vermont, we will automatically limit sharing of your information outside of the Edward Jones corporate family, unless otherwise permitted by law. We may share information with your consent to service your accounts or under joint marketing agreements.

Questions? Call 855-823-3611 or go to www.bridgebuildermutualfunds.com

100	Semiannual Report • December 31, 2021

Investment Adviser

Olive Street Investment Advisers, LLC

12555 Manchester Road

St. Louis, MO 63131

Administrator & Fund Accountant

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Transfer Agent

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Custodian

Brown Brothers Harriman & Co.

140 Broadway

New York, NY 10005

Legal Counsel

Morgan Lewis & Bockius, LLP

1701 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

One North Wacker

Chicago, IL 60606

Bridge Builder Mutual Funds Bridge Builder mutual funds, available exclusively through Edward Jones Advisory Solutions®, provide investors diversified expertise from leading asset management firms. The management of Bridge Builder mutual funds is rooted in our investment Visit www.bridgebuildermutualfunds.com for more information. Enroll in e-delivery Add convenience and organization to your financial life by signing up for e-delivery. Visit www.edwardjones.com/edelivery to learn more and enroll. DES-8308-A philosophy of diversification, a long-term approach and high quality. This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus. Investors should carefully consider the investment objectives, risks and charges and expenses of the Funds prior to investing. The prospectus contains this and other important information and should be read carefully before investing.

ITEM 2. CODE OF ETHICS.

Not Applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

ITEM 6. INVESTMENTS.

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2021 (Unaudited)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
BONDS & NOTES – 97.06%
Asset-Backed Obligations – 10.57%
ABFC 2006-OPT1 Trust
0.40% (1 Month LIBOR USD + 0.30%, 0.30% Floor), 09/25/2036, Series 2006-OPT1, Class A3C2(1)	$1,681	$1,667
Academic Loan Funding Trust 2013-1
0.90% (1 Month LIBOR USD + 0.80%), 12/26/2044, Series 2013-1A, Class A(1)(2)	608	607
ACC Trust 2021-1
1.43%, 07/22/2024, Series 2021-1, Class B(2)	4,350	4,332
Accelerated 2021-1H LLC
1.90%, 10/20/2040, Series 2021-1H, Class B(2)	4,373	4,297
Ajax Mortgage Loan Trust 2021-B
2.24%, 06/25/2066, Series 2021-B, Class A(2)(3)	7,841	7,785
Allegro CLO VII Ltd.
1.22% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 06/13/2031, Series 2018-1A, Class A(1)(2)	12,000	12,004
Ally Auto Receivables Trust 2019-4
1.84%, 06/17/2024, Series 2019-4, Class A3	3,214	3,232
1.92%, 01/15/2025, Series 2019-4, Class A4	1,987	2,011
American Credit Acceptance Receivables Trust 2020-4
1.31%, 12/14/2026, Series 2020-4, Class C(2)	3,665	3,667
American Credit Acceptance Receivables Trust 2021-2
0.37%, 10/15/2024, Series 2021-2, Class A(2)	2,869	2,868
American Express Credit Account Master Trust
0.90%, 11/15/2026, Series 2021-1, Class A	9,463	9,386
American Homes 4 Rent 2014-SFR2 Trust
3.79%, 10/17/2036, Series 2014-SFR2, Class A(2)	3,620	3,756
4.29%, 10/17/2036, Series 2014-SFR2, Class B(2)	300	312
6.23%, 10/17/2036, Series 2014-SFR2, Class E(2)	1,000	1,074
American Homes 4 Rent 2014-SFR3 Trust
4.60%, 12/17/2036, Series 2014-SFR3, Class C(2)	600	627
6.42%, 12/17/2036, Series 2014-SFR3, Class E(2)	1,000	1,082
American Homes 4 Rent 2015-SFR1
3.47%, 04/17/2052, Series 2015-SFR1, Class A(2)	1,973	2,064
5.64%, 04/17/2052, Series 2015-SFR1, Class E(2)	3,900	4,180
American Homes 4 Rent 2015-SFR2 Trust
3.73%, 10/17/2052, Series 2015-SFR2, Class A(2)	1,720	1,805
AmeriCredit Automobile Receivables Trust 2018-2
3.45%, 06/18/2024, Series 2018-2, Class B	1,772	1,775
AmeriCredit Automobile Receivables Trust 2019-1
3.13%, 02/18/2025, Series 2019-1, Class B	3,400	3,423
3.36%, 02/18/2025, Series 2019-1, Class C	3,500	3,579
AmeriCredit Automobile Receivables Trust 2020-1
1.48%, 01/21/2025, Series 2020-1, Class B	6,100	6,129
AmeriCredit Automobile Receivables Trust 2020-2
0.66%, 12/18/2024, Series 2020-2, Class A3	3,286	3,289
0.97%, 02/18/2026, Series 2020-2, Class B	1,443	1,445
AmeriCredit Automobile Receivables Trust 2020-3
1.06%, 08/18/2026, Series 2020-3, Class C	2,950	2,943
AmeriCredit Automobile Receivables Trust 2021-1
0.37%, 08/18/2025, Series 2021-1, Class A3	6,331	6,310
AmeriCredit Automobile Receivables Trust 2021-2
1.01%, 01/19/2027, Series 2021-2, Class C	4,600	4,522
AmeriCredit Automobile Receivables Trust 2021-3
0.76%, 08/18/2026, Series 2021-3, Class A3	3,069	3,052
1.17%, 08/18/2027, Series 2021-3, Class B	3,587	3,561
1.41%, 08/18/2027, Series 2021-3, Class C	5,100	5,057
Amortizing Residential Collateral Trust 2002-BC5
1.14% (1 Month LIBOR USD + 1.04%, 1.04% Floor), 07/25/2032, Series 2002-BC5, Class M1(1)	1,102	1,101
AMSR 2020-SFR3 Trust
2.56%, 09/17/2037, Series 2020-SFR3, Class E1(2)	7,734	7,668
AMSR 2020-SFR4 Trust
1.86%, 11/17/2037, Series 2020-SFR4, Class C(2)	9,000	8,801
Anchorage Capital CLO 2013-1 Ltd.
1.37% (3 Month LIBOR USD + 1.25%), 10/13/2030, Series 2013-1A, Class A1R(1)(2)	2,500	2,502
Anchorage Capital CLO 8 Ltd.
1.33% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 10/27/2034, Series 2016-8A, Class AR2A(1)(2)	15,500	15,496
Apres Static CLO Ltd.
1.19% (3 Month LIBOR USD + 1.07%), 10/15/2028, Series 2019-1A, Class A1R(1)(2)	3,648	3,648
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W3
0.78% (1 Month LIBOR USD + 0.68%, 0.68% Floor), 11/25/2035, Series 2005-W3, Class A2D(1)	39	39

Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE6
0.78% (1 Month LIBOR USD + 0.68%, 0.68% Floor), 11/25/2033, Series 2003-HE6, Class A2(1)	1,784	1,769
Atlas Senior Loan Fund III Ltd.
0.99% (3 Month LIBOR USD + 0.83%), 11/17/2027, Series 2013-1A, Class AR(1)(2)	2,975	2,973
Avis Budget Rental Car Funding AESOP LLC
1.38%, 08/20/2027, Series 2021-1A, Class A(2)	12,900	12,667
1.66%, 02/20/2028, Series 2021-2A, Class A(2)	14,400	14,269
2.33%, 08/20/2026, Series 2020-1A, Class A(2)	6,100	6,246
2.36%, 03/20/2026, Series 2019-3A, Class A(2)	12,000	12,266
3.70%, 09/20/2024, Series 2018-1A, Class A(2)	6,200	6,430
4.00%, 03/20/2025, Series 2018-2A, Class A(2)	5,800	6,114
BA Credit Card Trust
0.34%, 05/15/2026, Series 2020-A1, Class A1	3,665	3,617
0.44%, 09/15/2026, Series 2021-A1, Class A1	6,454	6,360
Babson CLO Ltd.
0.00% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 01/20/2034, Series LP-2A, Class A(1)(2)(4)	22,150	22,140
Balboa Bay Loan Funding 2020-1 Ltd.
0.00% (3 Month LIBOR USD + 1.12%, 1.12% Floor), 01/20/2032, Series 2020-1A, Class AR(1)(2)(4)	16,750	16,750
Bayview Financial Mortgage Pass-Through Trust 2007-B
7.33%, 08/28/2047, Series 2007-B, Class 1A2(3)	124	120
Bear Stearns Asset Backed Securities Trust 2003-2
1.60% (1 Month LIBOR USD + 1.50%, 1.50% Floor, 11.00% Cap), 03/25/2043, Series 2003-2, Class A3(1)	1,891	1,889
BMW Vehicle Owner Trust 2020-A
0.62%, 04/26/2027, Series 2020-A, Class A4	3,009	2,991
Business Jet Securities 2019-1 LLC
4.21%, 07/15/2034, Series 2019-1, Class A(2)	4,869	4,900
Business Jet Securities 2020-1 LLC
2.98%, 11/15/2035, Series 2020-1A, Class A(2)	6,958	6,947
Business Jet Securities 2021-1 LLC
2.16%, 04/15/2036, Series 2021-1A, Class A(2)	4,593	4,509
Camillo Issuer LLC 2016-SFR1 A
5.00%, 12/05/2023(2)	4,811	4,946
Capital One Multi-Asset Execution Trust
1.39%, 07/15/2030, Series 2021-A2, Class A2	3,700	3,638
1.72%, 08/15/2024, Series 2019-A2, Class A2	2,808	2,831
Capital One Prime Auto Receivables Trust
2019-2 1.92%, 05/15/2024, Series 2019-2, Class A3	1,873	1,886
Capital One Prime Auto Receivables Trust 2021-1
0.77%, 09/15/2026, Series 2021-1, Class A3	5,901	5,857
Carlyle US CLO 2021-11 Ltd.
1.35% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 01/25/2033, Series 2021-11A, Class A(1)(2)	30,000	30,000
CarMax Auto Owner Trust 2018-2
3.16%, 07/17/2023, Series 2018-2, Class A4	1,958	1,971
CarMax Auto Owner Trust 2019-1
3.26%, 08/15/2024, Series 2019-1, Class A4	1,614	1,652
CarMax Auto Owner Trust 2020-3
0.77%, 03/16/2026, Series 2020-3, Class A4	2,901	2,891
Carmax Auto Owner Trust 2021-1
0.34%, 12/15/2025, Series 2021-1, Class A3	3,816	3,782
0.53%, 10/15/2026, Series 2021-1, Class A4	4,057	3,984
CarMax Auto Owner Trust 2021-2
0.81%, 12/15/2026, Series 2021-2, Class A4	3,142	3,100
1.34%, 02/16/2027, Series 2021-2, Class C	4,180	4,137
CarMax Auto Owner Trust 2021-3
0.55%, 06/15/2026, Series 2021-3, Class A3	5,500	5,452
1.25%, 05/17/2027, Series 2021-3, Class C	3,350	3,289
CarMax Auto Owner Trust 2021-4
0.56%, 09/15/2026, Series 2021-4, Class A3	4,535	4,471
1.38%, 07/15/2027, Series 2021-4, Class C	2,850	2,795
Carnow Auto Receivables Trust 2019-1
3.36%, 06/17/2024, Series 2019-1A, Class C(2)	3,710	3,748
CarNow Auto Receivables Trust 2021-2
1.30%, 01/15/2026, Series 2021-2A, Class B(2)	2,500	2,490
Carvana Auto Receivables Trust
1.98%, 02/10/2028, Series 2021-P4, Class B	878	877
Carvana Auto Receivables Trust 2019-3
3.04%, 04/15/2025, Series 2019-3A, Class D(2)	11,005	11,246
Carvana Auto Receivables Trust 2021-N2
0.75%, 03/10/2028, Series 2021-N2, Class B	2,300	2,285
Carvana Auto Receivables Trust 2021-P3
0.70%, 11/10/2026, Series 2021-P3, Class A3	3,456	3,411
1.03%, 06/10/2027, Series 2021-P3, Class A4	2,994	2,931
1.42%, 08/10/2027, Series 2021-P3, Class B	600	589
Chase Funding Trust Series 2003-4
4.99%, 05/25/2033, Series 2003-4, Class 1A5(3)	84	84
Chase Funding Trust Series 2003-6
4.92%, 11/25/2034, Series 2003-6, Class 1A5(3)	102	106
4.92%, 11/25/2034, Series 2003-6, Class 1A7(3)	173	181
CIFC Funding 2018-II Ltd.

1.17% (3 Month LIBOR USD + 1.04%), 04/20/2031, Series 2018-2A, Class A1(1)(2)	11,800	11,800
CIFC Funding 2021-V Ltd.
1.26% (3 Month LIBOR USD + 1.14%, 1.14% Floor), 07/15/2034, Series 2021-5A, Class A(1)(2)	10,000	9,997
CIG Auto Receivables Trust 2020-1
2.35%, 01/12/2026, Series 2020-1A, Class D(2)	6,200	6,226
Commonbond Student Loan Trust 2017-B-GS
2.68%, 09/25/2042, Series 2017-BGS, Class A1(2)	3,174	3,215
Commonbond Student Loan Trust 2018-A-GS
3.21%, 02/25/2044, Series 2018-AGS, Class A1(2)	2,611	2,681
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046, Series 2018-CGS, Class A1(2)	774	793
Consumer Loan Underlying Bond Club Certificate Issuer Trust I Series 2019-HP1
2.59%, 12/15/2026, Series 2019-HP1, Class A(2)	442	443
Consumer Receivables Asset Investment Trust 2021-1
3.22% (3 Month LIBOR USD + 3.00%, 3.00% Floor), 03/24/2023, Series 2021-1, Class A1X(1)(2)	7,120	7,120
Continental Finance Credit Card ABS Master Trust
2.24%, 12/15/2028, Series 2020-1A, Class A(2)	4,000	3,980
COOF Securitization Trust 2014-1 Ltd.
2.98%, 06/25/2040, Series 2014-1, Class A(2)(5)	480	42
Corevest American Finance 2019-1 Trust
3.88%, 03/15/2052, Series 2019-1, Class B(2)	4,860	5,306
Corevest American Finance 2019-3 Trust
2.71%, 10/15/2052, Series 2019-3, Class A(2)	4,236	4,328
3.16%, 10/15/2052, Series 2019-3, Class B(2)	2,250	2,336
3.27%, 10/15/2052, Series 2019-3, Class C(2)	5,862	5,979
CoreVest American Finance 2020-3 Trust
2.20%, 08/15/2053, Series 2020-3, Class B(2)	6,314	5,997
Countrywide Asset-Backed Certificates
4.13%, 02/25/2036, Series 2005-10, Class AF6(5)	10	10
5.12%, 02/25/2035, Series 2004-S1, Class A3(3)	9	9
5.97%, 09/25/2046, Series 2006-10, Class 1AF3(5)	23	23
CPS Auto Receivables Trust 2017-C
3.79%, 06/15/2023, Series 2017-C, Class D(2)	16	16
CPS Auto Receivables Trust 2020-B
2.11%, 04/15/2026, Series 2020-B, Class B(2)	391	391
CPS Auto Receivables Trust 2021-A
0.35%, 01/16/2024, Series 2021-A, Class A(2)	712	712
CPS Auto Receivables Trust 2021-B
0.37%, 03/17/2025, Series 2021-B, Class A(2)	4,082	4,080
Credit Acceptance Auto Loan Trust 2020-1
2.39%, 04/16/2029, Series 2020-1A, Class B(2)	6,680	6,768
Credit Acceptance Auto Loan Trust 2020-2
1.37%, 07/16/2029, Series 2020-2A, Class A(2)	2,850	2,859
2.73%, 11/15/2029, Series 2020-2A, Class C(2)	3,500	3,569
Credit Acceptance Auto Loan Trust 2021-4
1.26%, 10/15/2030, Series 2021-4, Class A(2)	2,488	2,469
Crossroads Asset Trust 2021-A
2.52%, 01/20/2026, Series 2021-A, Class D(2)	1,500	1,478
CWABS Asset-Backed Certificates Trust 2005-1
5.03%, 07/25/2035, Series 2005-1, Class AF6(5)(6)	0	0
CWABS Asset-Backed Certificates Trust 2005-17
5.56%, 05/25/2036, Series 2005-17, Class 1AF5(5)	10	10
CWABS, Inc. Asset-Backed Certificates Series 2004-1
0.66% (1 Month LIBOR USD + 0.56%, 0.56% Floor), 04/25/2034, Series 2004-1, Class 3A(1)	1	1
0.85% (1 Month LIBOR USD + 0.75%, 0.75% Floor), 03/25/2034, Series 2004-1, Class M1(1)	7	7
0.93% (1 Month LIBOR USD + 0.83%, 0.83% Floor), 03/25/2034, Series 2004-1, Class M2(1)	5	5
CWABS, Inc. Asset-Backed Certificates Trust 2004-6
0.88% (1 Month LIBOR USD + 0.78%, 0.78% Floor), 11/25/2034, Series 2004-6, Class 2A5(1)	307	306
1.00% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 10/25/2034, Series 2004-6, Class M1(1)	9	9
DataBank Issuer
2.06%, 02/27/2051, Series 2021-1A, Class A2(2)	6,150	6,031
Delta Air Lines 2015-1 Class AA Pass Through Trust
3.63%, 07/30/2027	961	1,010
Diamond Resorts Owner Trust
3.27%, 10/22/2029, Series 2017-1A, Class A(2)	673	676
Diamond Resorts Owner Trust 2018-1
3.70%, 01/21/2031, Series 2018-1, Class A(2)	1,476	1,502
Diamond Resorts Owner Trust 2019-1
3.53%, 02/20/2032, Series 2019-1A, Class B(2)	3,294	3,344
Discover Card Execution Note Trust
0.58%, 09/15/2026, Series 2021-A1, Class A1	4,014	3,951
1.03%, 09/15/2028, Series 2021-A2, Class A2	4,668	4,560
3.04%, 07/15/2024, Series 2019-A1, Class A1	3,302	3,305
Drive Auto Receivables Trust 2017-3
3.53%, 12/15/2023, Series 2017-3, Class D(2)	352	352

Drive Auto Receivables Trust 2019-1
4.09%, 06/15/2026, Series 2019-1, Class D	2,645	2,703
Drive Auto Receivables Trust 2020-2
1.42%, 03/17/2025, Series 2020-2, Class B	2,260	2,266
2.28%, 08/17/2026, Series 2020-2, Class C	1,611	1,632
Drive Auto Receivables Trust 2021-1
0.65%, 07/15/2025, Series 2021-1, Class B	3,800	3,794
1.02%, 06/15/2027, Series 2021-1, Class C	2,965	2,965
Drive Auto Receivables Trust 2021-2
0.58%, 12/15/2025, Series 2021-2, Class B	7,700	7,654
Drive Auto Receivables Trust 2021-3
0.79%, 10/15/2025, Series 2021-3, Class A3	3,459	3,451
DT Auto Owner Trust 2019-4
2.73%, 07/15/2025, Series 2019-4A, Class C(2)	7,080	7,143
DT Auto Owner Trust 2020-2
1.14%, 01/16/2024, Series 2020-2A, Class A(2)	412	412
2.08%, 03/16/2026, Series 2020-2A, Class B(2)	951	956
DT Auto Owner Trust 2021-2
1.10%, 02/16/2027, Series 2021-2A, Class C(2)	1,835	1,820
DT Auto Owner Trust 2021-4
0.56%, 09/15/2025, Series 2021-4A, Class A(2)	7,167	7,160
1.02%, 05/15/2026, Series 2021-4A, Class B(2)	4,753	4,729
Elmwood CLO II Ltd.
1.28% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 04/20/2034, Series 2019-2A, Class AR(1)(2)	20,000	19,995
Exeter Automobile Receivables Trust 2017-3
3.68%, 07/17/2023, Series 2017-3A, Class C(2)	1,268	1,279
Exeter Automobile Receivables Trust 2020-2
2.08%, 07/15/2024, Series 2020-2A, Class B(2)	1,377	1,380
Exeter Automobile Receivables Trust 2021-4
0.68%, 07/15/2025, Series 2021-4A, Class A3	7,128	7,114
1.05%, 05/15/2026, Series 2021-4A, Class B	4,461	4,451
First Investors Auto Owner Trust 2019-2
2.21%, 09/16/2024, Series 2019-2A, Class A(2)	383	384
FirstKey Homes 2020-SFR2 Trust
1.27%, 10/19/2037, Series 2020-SFR2, Class A(2)	19,519	19,028
2.67%, 10/19/2037, Series 2020-SFR2, Class E(2)	7,948	7,913
FirstKey Homes 2021-SFR1 Trust
1.54%, 08/17/2038, Series 2021-SFR1, Class A(2)	12,489	12,183
2.19%, 08/17/2038, Series 2021-SFR1, Class D(2)	7,500	7,351
Flagship Credit Auto Trust 2017-2
3.62%, 07/15/2023, Series 2017-2, Class D(2)	1,776	1,782
Flagship Credit Auto Trust 2018-3
3.79%, 12/16/2024, Series 2018-3, Class C(2)	6,190	6,261
Flagship Credit Auto Trust 2019-4
2.17%, 06/17/2024, Series 2019-4, Class A(2)	1,943	1,949
3.12%, 01/15/2026, Series 2019-4, Class D(2)	9,275	9,542
Flagship Credit Auto Trust 2020-1
1.90%, 08/15/2024, Series 2020-1, Class A(2)	1,994	2,003
Flagship Credit Auto Trust 2020-2
1.49%, 07/15/2024, Series 2020-2, Class A(2)	892	894
Flagship Credit Auto Trust 2020-3
0.70%, 04/15/2025, Series 2020-3, Class A(2)	1,002	1,002
Flagship Credit Auto Trust 2021-2
0.37%, 12/15/2026, Series 2021-2, Class A(2)	6,304	6,280
FN 2.08%, 04/01/2032(11)	10,000	10,059
Ford Credit Auto Owner Trust 2018-REV1
3.19%, 07/15/2031, Series 2018-1, Class A(2)	24,024	25,310
Ford Credit Auto Owner Trust 2020-A
1.04%, 08/15/2024, Series 2020-A, Class A3	2,432	2,440
1.35%, 07/15/2025, Series 2020-A, Class A4	2,163	2,180
Ford Credit Auto Owner Trust 2020-B
0.79%, 11/15/2025, Series 2020-B, Class A4	3,711	3,702
Ford Credit Auto Owner Trust 2020-C
0.51%, 08/15/2026, Series 2020-C, Class A4	5,576	5,490
Ford Credit Auto Owner Trust 2020-REV1
2.04%, 08/15/2031, Series 2020-1, Class A(2)	12,300	12,522
Ford Credit Auto Owner Trust 2020-REV2
1.06%, 04/15/2033, Series 2020-2, Class A(2)	13,400	13,131
Ford Credit Auto Owner Trust 2021-REV1
1.61%, 10/17/2033, Series 2021-1, Class B(2)	2,320	2,289
Ford Credit Auto Owner Trust 2021-REV2
1.53%, 05/15/2034, Series 2021-2, Class A(2)	7,993	7,944
1.91%, 05/15/2034, Series 2021-2, Class B(2)	2,150	2,135
Ford Credit Floorplan Master Owner Trust A
1.06%, 09/15/2027, Series 2020-2, Class A	14,747	14,520
Foundation Finance Trust 2017-1
3.30%, 07/15/2033, Series 2017-1A, Class A(2)	406	409
Foundation Finance Trust 2019-1
3.86%, 11/15/2034, Series 2019-1A, Class A(2)	1,523	1,562

Foursight Capital Automobile Receivables Trust 2021-1
1.32%, 03/15/2027, Series 2021-1, Class D(2)	900	882
Foursight Capital Automobile Receivables Trust 2021-2
1.92%, 09/15/2027, Series 2021-2, Class D(2)	850	836
FTF 2019-1 A FRN 5.50%, 08/15/2024(5)(11)	1,208	1,202
GE Capital Mortgage Services, Inc. 1999-HE1 Trust
6.27%, 04/25/2029, Series 1999-HE1, Class A7(6)	0	0
6.71%, 04/25/2029, Series 1999-HE1, Class M(5)	13	11
Genesis Sales Finance Master Trust
1.65%, 09/22/2025, Series 2020-AA, Class A(2)	6,111	6,130
GLS Auto Receivables Issuer Trust 2021-1
1.68%, 01/15/2027, Series 2021-1A, Class D(2)	1,200	1,193
GLS Auto Receivables Issuer Trust 2021-4
1.53%, 04/15/2026, Series 2021-4A, Class B(2)	5,850	5,845
GLS Auto Receivables Trust
0.77%, 09/15/2025, Series 2021-2A, Class B(2)	2,318	2,305
1.42%, 04/15/2027, Series 2021-2A, Class D(2)	2,250	2,212
GM Financial Automobile Leasing Trust 2020-2
0.80%, 07/20/2023, Series 2020-2, Class A3	3,688	3,694
1.01%, 07/22/2024, Series 2020-2, Class A4	1,000	1,004
GM Financial Consumer Automobile Receivables Trust 2018-4
3.62%, 06/17/2024, Series 2018-4, Class C	1,400	1,429
GM Financial Consumer Automobile Receivables Trust 2020-1
1.84%, 09/16/2024, Series 2020-1, Class A3	5,362	5,407
GM Financial Consumer Automobile Receivables Trust 2020-2
1.49%, 12/16/2024, Series 2020-2, Class A3	2,599	2,614
GM Financial Consumer Automobile Receivables Trust 2020-3
0.45%, 04/16/2025, Series 2020-3, Class A3	3,775	3,768
GM Financial Consumer Automobile Receivables Trust 2020-4
0.50%, 02/17/2026, Series 2020-4, Class A4	5,097	5,035
GM Financial Consumer Automobile Receivables Trust 2021-1
0.54%, 05/17/2027, Series 2021-1, Class A4	4,174	4,108
GM Financial Revolving Receivables Trust 2021-1
1.17%, 06/12/2034, Series 2021-1, Class A(2)	2,882	2,833
1.49%, 06/12/2034, Series 2021-1, Class B(2)	500	490
GMF Floorplan Owner Revolving Trust
0.68%, 08/15/2025, Series 2020-1, Class A(2)	4,031	4,013
Gold Key Resorts 2014-A LLC
3.22%, 03/17/2031, Series 2014-A, Class A(2)	82	83
Golden Bear 2016-R LLC
5.65%, 09/20/2047, Series 2016-R, Class R(2)	315	315
Goodgreen 2017-1 Trust
3.74%, 10/15/2052, Series 2017-1A, Class A(2)	891	922
Goodgreen 2017-2 Trust
3.26%, 10/15/2053, Series 2017-2A, Class A(2)	2,493	2,535
Goodgreen 2017-R1 Trust
5.00%, 10/20/2051(2)(11)	2,865	2,643
Goodgreen 2019-2 Trust
2.76%, 04/15/2055, Series 2019-2A, Class A(2)	3,799	3,814
Greenwood Park CLO Ltd.
1.13% (3 Month LIBOR USD + 1.01%), 04/15/2031, Series 2018-1A, Class A2(1)(2)	23,000	22,981
GSAMP Trust 2006-HE7
0.33% (1 Month LIBOR USD + 0.23%, 0.23% Floor), 10/25/2046, Series 2006-HE7, Class A2D(1)	383	381
Harley-Davidson Motorcycle Trust 2021-A
0.37%, 04/15/2026, Series 2021-A, Class A3	8,820	8,780
0.53%, 09/15/2028, Series 2021-A, Class A4	4,288	4,251
Headlands Residential 2018-RPL1 LLC
3.88%, 08/25/2024, Series 2018-RPL1, Class A(2)(3)	2,778	2,785
HERO Funding 2017-3
3.95%, 09/20/2048, Series 2017-3A, Class A2(2)	1,801	1,847
HERO Funding II 2016-3B
5.24%, 09/20/2042, Series 2016-3B, Class B(2)	113	113
HERO Funding Trust 2016-2
3.75%, 09/20/2041, Series 2016-2A, Class A(2)	957	989
HERO Funding Trust 2016-3
3.08%, 09/20/2042, Series 2016-3A, Class A1(2)	413	423
HERO Funding Trust 2016-4A
3.57%, 09/20/2047, Series 2016-4A, Class A1(2)	1,366	1,413
HERO Funding Trust 2017-1A
4.46%, 09/20/2047, Series 2017-1A, Class A2(2)	2,513	2,627
HERO Funding Trust 2017-2
3.28%, 09/20/2048, Series 2017-2A, Class A1(2)	2,270	2,326
Hertz Vehicle Financing III LP
1.68%, 12/27/2027, Series 2021-2A, Class A(2)	7,200	7,092
Hertz Vehicle Financing LLC
1.21%, 12/26/2025, Series 2021-1A, Class A(2)	8,200	8,119
Hilton Grand Vacations Trust 2017-A
2.66%, 12/26/2028, Series 2017-AA, Class A(2)	602	610
HIN Timeshare Trust 2020-A
2.23%, 10/09/2039, Series 2020-A, Class B(2)	2,633	2,636

Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-A
0.50% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 03/25/2036, Series 2006-A, Class A3(1)	2	2
Home Partners of America 2021-2 Trust
2.95%, 12/17/2026, Series 2021-2, Class E2(2)	6,496	6,312
Home Partners of America 2021-3 Trust
2.20%, 01/17/2041, Series 2021-3, Class A(2)	8,900	8,871
3.20%, 01/17/2041, Series 2021-3, Class E1(2)	5,750	5,729
Honda Auto Receivables 2020-2 Owner Trust
0.82%, 07/15/2024, Series 2020-2, Class A3	3,611	3,617
1.09%, 10/15/2026, Series 2020-2, Class A4	1,022	1,024
Honda Auto Receivables 2020-3 Owner Trust
0.46%, 04/19/2027, Series 2020-3, Class A4	5,701	5,651
Honda Auto Receivables 2021-4 Owner Trust
0.88%, 01/21/2026, Series 2021-4, Class A3	4,355	4,344
Hyundai Auto Receivables Trust 2020-A
1.41%, 11/15/2024, Series 2020-A, Class A3	4,157	4,185
1.72%, 06/15/2026, Series 2020-A, Class A4	3,308	3,347
Hyundai Auto Receivables Trust 2021-A
0.62%, 05/17/2027, Series 2021-A, Class A4	3,352	3,297
Hyundai Auto Receivables Trust 2021-B
0.38%, 01/15/2026, Series 2021-B, Class A3	5,918	5,853
Hyundai Auto Receivables Trust 2021-C
0.74%, 05/15/2026, Series 2021-C, Class A3	3,887	3,860
1.03%, 12/15/2027, Series 2021-C, Class A4	3,379	3,350
Imc Home Equity Loan Trust 1997-5
6.88%, 11/20/2028, Series 1997-5, Class A10(6)	0	0
KGS-Alpha SBA COOF Trust
0.52%, 05/25/2039, Series 2012-6, Class A(2)(5)	1,214	17
KGS-Alpha SBA COOF Trust
2012-2 0.79%, 08/25/2038, Series 2012-2, Class A(2)(5)	1,177	25
KGS-Alpha SBA COOF Trust
2014-2 2.83%, 04/25/2040, Series 2014-2, Class A(2)(5)	467	37
KKR CLO 11 Ltd.
1.30% (3 Month LIBOR USD + 1.18%), 01/15/2031, Series 11, Class AR(1)(2)	8,500	8,496
KKR Clo 32 Ltd.
1.44% (3 Month LIBOR USD + 1.32%, 1.32% Floor), 01/15/2032, Series 32A, Class A1(1)(2)	26,000	26,070
KVK CLO 2018-1 Ltd.
1.09% (3 Month LIBOR USD + 0.93%), 05/20/2029, Series 2018-1A, Class A(1)(2)	10,757	10,750
Lakeview 2021-CRT2 LLC
0.00%, 11/10/2032, Series 2021-CRT2(2)(5)(11)	216	216
Laurel Road Prime Student Loan Trust 2017-C
2.81%, 11/25/2042, Series 2017-C, Class A2B(2)	950	959
Laurel Road Prime Student Loan Trust 2018-B
3.54%, 05/26/2043, Series 2018-B, Class A2FX(2)	1,990	2,015
Legacy Mortgage Asset Trust 2019-GS4
3.44%, 05/25/2059, Series 2019-GS4, Class A1(2)(3)	3,049	3,050
LendingPoint 2020-REV1 Asset Securitization Trust
2.73%, 10/15/2028, Series 2020-REV1, Class A(2)	8,400	8,451
4.49%, 10/15/2028, Series 2020-REV1, Class B(2)	8,407	8,545
Lendmark Funding Trust 2019-2
2.78%, 04/20/2028, Series 2019-2A, Class A(2)	12,835	13,014
LL ABS Trust 2020-1
2.33%, 01/17/2028, Series 2020-1A, Class A(2)	1,453	1,458
Long Beach Mortgage Loan Trust 2004-1
0.85% (1 Month LIBOR USD + 0.75%, 0.75% Floor), 02/25/2034, Series 2004-1, Class M1(1)	103	103
Long Beach Mortgage Loan Trust 2004-3
0.96% (1 Month LIBOR USD + 0.86%, 0.86% Floor), 07/25/2034, Series 2004-3, Class M1(1)	29	29
LP LMS 2021-1
3.23%, 10/15/2028(2)	7,610	7,652
LP LMS 2021-2 Asset Securitization Trust
1.75%, 01/15/2029, Series 2021-2A, Class A(2)	9,068	9,047
Madison Park Funding LIX Ltd.
1.39% (3 Month LIBOR USD + 1.14%, 1.14% Floor), 01/18/2034, Series 2021-59A, Class A(1)(2)	20,000	20,000
Mariner Finance Issuance Trust 2019-A
2.96%, 07/20/2032, Series 2019-AA, Class A(2)	6,000	6,071
3.51%, 07/20/2032, Series 2019-AA, Class B(2)	5,235	5,316
Mariner Finance Issuance Trust 2021-A
2.33%, 03/20/2036, Series 2021-AA, Class B(2)	5,700	5,654
Mercury Financial Credit Card Master Trust
1.54%, 03/20/2026, Series 2021-1A, Class A(2)	5,365	5,360
MidOcean Credit CLO III
1.25% (3 Month LIBOR USD + 1.12%, 1.12% Floor), 04/21/2031, Series 2014-3A, Class A1R(1)(2)	15,218	15,243
MidOcean Credit CLO IX
1.28% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 07/20/2031, Series 2018-9A, Class A1(1)(2)	4,000	4,003
Mid-State Capital Corp. 2006-1 Trust
6.08%, 10/15/2040, Series 2006-1, Class M1(2)	495	525

Mission Lane Credit Card Master Trust
1.59%, 09/15/2026, Series 2021-A, Class A(2)	7,691	7,637
MMAF Equipment Finance LLC 2019-B
2.29%, 11/12/2041, Series 2019-B, Class A5(2)	7,200	7,383
Mountain View CLO IX Ltd.
1.24% (3 Month LIBOR USD + 1.12%), 07/15/2031, Series 2015-9A, Class A1R(1)(2)	20,000	19,989
Navient Private Education Refi Loan Trust 2018-A
3.19%, 02/18/2042, Series 2018-A, Class A2(2)	3,431	3,461
Navient Private Education Refi Loan Trust 2018-C
3.52%, 06/16/2042, Series 2018-CA, Class A2(2)	1,925	1,954
Navient Private Education Refi Loan Trust 2019-C
3.13%, 02/15/2068, Series 2019-CA, Class A2(2)	4,083	4,162
Navient Private Education Refi Loan Trust 2020-B
2.12%, 01/15/2069, Series 2020-BA, Class A2(2)	4,050	4,093
Navient Private Education Refi Loan Trust 2021-G
1.58%, 04/15/2070, Series 2021-GA, Class A(2)	11,125	11,085
Nelnet Student Loan Trust 2021-D
1.63%, 04/20/2062, Series 2021-DA, Class AFX(2)	12,461	12,377
New Century Home Equity Loan Trust Series 2003-5
4.86%, 11/25/2033, Series 2003-5, Class AI6(3)	111	113
New Residential Mortgage Loan Trust 2018-1
4.00%, 12/25/2057, Series 2018-1A, Class A1A(2)(5)	1,848	1,945
Nissan Auto Receivables 2020-A Owner Trust
1.38%, 12/16/2024, Series 2020-A, Class A3	3,584	3,602
Nissan Auto Receivables 2021-A Owner Trust
0.33%, 10/15/2025, Series 2021-A, Class A3	9,768	9,662
Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2006-FM1
0.56% (1 Month LIBOR USD + 0.46%, 0.46% Floor), 11/25/2035, Series 2006-FM1, Class 1A1(1)	3,696	3,685
NRZ Excess Spread-Collateralized Notes
3.10%, 07/25/2026, Series 2021-FHT1, Class A(2)	16,746	16,688
3.23%, 05/25/2026, Series 2021-FNT2, Class A(2)	7,599	7,539
3.47%, 11/25/2026, Series 2021-GNT1, Class A(2)	11,100	11,089
NRZ Excess Spread-Collateralized Notes Series 2020-PLS1
3.84%, 12/25/2025, Series 2020-PLS1, Class A(2)	6,879	6,909
Oakwood Mortgage Investors, Inc.
6.45%, 12/15/2023, Series 1999-B, Class A3	1	1
Octane Receivables Trust 2021-1
1.53%, 04/20/2027, Series 2021-1A, Class B(2)	700	689
OL SP 2018-B LLC
4.16%, 02/09/2030, Series 2018, Class A	1,348	1,383
4.61%, 02/09/2030, Series 2018, Class B	293	299
OneMain Direct Auto Receivables Trust 2018-1
3.43%, 12/16/2024, Series 2018-1A, Class A(2)	575	575
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027, Series 2019-1A, Class A(2)	14,600	15,404
OneMain Direct Auto Receivables Trust 2021-1
1.26%, 07/14/2028, Series 2021-1A, Class B(2)	10,300	10,180
OneMain Financial Issuance Trust 2020-2
1.75%, 09/14/2035, Series 2020-2A, Class A(2)	6,100	6,060
OneMain Financial Issuance Trust 2020-A
3.84%, 05/14/2032, Series 2020-1A, Class A(2)	3,400	3,477
OneMain Financial Issuance Trust 2021-1
0.81% (30-day Average Secured Overnight Financing Rate + 0.76%), 06/16/2036, Series 2021-1A, Class A2(1)(2)	10,342	10,347
Oportun Funding XIV LLC
1.21%, 03/08/2028, Series 2021-A, Class A(2)	3,600	3,592
1.76%, 03/08/2028, Series 2021-A, Class B(2)	5,625	5,612
Oportun Issuance Trust 2021-B
1.47%, 05/08/2031, Series 2021-B, Class A(2)	5,610	5,574
Option One Mortgage Loan Trust 2004-3
1.00% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 11/25/2034, Series 2004-3, Class A4(1)	1,692	1,638
OZLM Funding IV Ltd.
1.38% (3 Month LIBOR USD + 1.25%), 10/22/2030, Series 2013-4A, Class A1R(1)(2)	9,812	9,809
OZLM XXII Ltd.
1.19% (3 Month LIBOR USD + 1.07%), 01/17/2031, Series 2018-22A, Class A1(1)(2)	6,991	6,967
P4 SFR 2019-STL
7.25%, 10/11/2022(11)	5,700	5,700
Pagaya AI Debt Selection Trust 2021-1
1.18%, 11/15/2027, Series 2021-1, Class A(2)	12,895	12,865
Palmer Square CLO 2014-1 Ltd.
1.25% (3 Month LIBOR USD + 1.13%, 1.13% Floor), 01/17/2031, Series 2014-1A, Class A1R2(1)(2)	4,000	4,002
Palmer Square CLO 2018-2 Ltd.
1.22% (3 Month LIBOR USD + 1.10%), 07/16/2031, Series 2018-2A, Class A1A(1)(2)	20,000	20,018
Park Avenue Institutional Advisers CLO Ltd. 2018-1
1.13% (3 Month LIBOR USD + 1.00%, 1.00% Floor), 10/20/2031, Series 2018-1A, Class A1AR(1)(2)	21,500	21,515
Pennsylvania Higher Education Assistance Agency
0.63% (1 Month LIBOR USD + 0.53%, 0.53% Floor), 05/25/2070, Series 2021-1A, Class A(1)(2)	9,807	9,816

Prestige Auto Receivables Trust 2021-1
0.55%, 09/16/2024, Series 2021-1A, Class A2(2)	8,467	8,459
PRET 2021-RN4 LLC
2.49%, 10/25/2051, Series 2021-RN4, Class A1(2)(5)	19,260	19,167
Progress Residential 2020-SFR3 Trust
2.30%, 10/17/2027, Series 2020-SFR3, Class E(2)	6,000	5,871
Progress Residential 2021-SFR1
1.56%, 04/17/2038, Series 2021-SFR1, Class C(2)	3,500	3,368
Progress Residential 2021-SFR3
2.54%, 05/17/2026, Series 2021-SFR3, Class E1(2)	6,250	6,150
Progress Residential 2021-SFR9 Trust
2.81%, 11/17/2040, Series 2021-SFR9, Class E1(2)	4,400	4,238
RAMP Series 2005-RS1 Trust
4.71%, 11/25/2034, Series 2005-RS1, Class AI6(6)	0	0
Regional Management Issuance Trust 2020-1
3.23%, 10/15/2030, Series 2020-1, Class B(2)	2,590	2,604
Regional Management Issuance Trust 2021-1
1.68%, 03/17/2031, Series 2021-1, Class A(2)	3,183	3,143
Renaissance Home Equity Loan Trust
5.61%, 04/25/2037, Series 2007-1, Class AF3(3)	299	115
Renew 2017-1
3.67%, 09/20/2052, Series 2017-1A, Class A(2)	1,102	1,135
Rockford Tower CLO 2020-1 Ltd.
1.41% (3 Month LIBOR USD + 1.28%), 01/20/2032, Series 2020-1A, Class A(1)(2)	12,000	12,037
Santander Consumer Auto Receivables Trust 2020-B
0.46%, 08/15/2024, Series 2020-BA, Class A3(2)	5,674	5,674
Santander Consumer Auto Receivables Trust 2021-A
0.33%, 10/15/2025, Series 2021-AA, Class A3(2)	5,591	5,568
0.48%, 06/15/2026, Series 2021-AA, Class A4(2)	3,258	3,213
Santander Drive Auto Receivables Trust 2019-3
2.49%, 10/15/2025, Series 2019-3, Class C	3,108	3,121
Santander Drive Auto Receivables Trust 2020-1
2.03%, 02/15/2024, Series 2020-1, Class A3	47	47
Santander Drive Auto Receivables Trust 2020-2
0.96%, 11/15/2024, Series 2020-2, Class B	2,431	2,434
Santander Drive Auto Receivables Trust 2020-3
1.12%, 01/15/2026, Series 2020-3, Class C	8,000	8,023
Santander Drive Auto Receivables Trust 2020-4
1.01%, 01/15/2026, Series 2020-4, Class C	11,568	11,583
Santander Drive Auto Receivables Trust 2021-1
0.32%, 09/16/2024, Series 2021-1, Class A3	7,623	7,623
0.75%, 02/17/2026, Series 2021-1, Class C	9,850	9,840
Santander Drive Auto Receivables Trust 2021-2
0.90%, 06/15/2026, Series 2021-2, Class C	11,577	11,542
1.35%, 07/15/2027, Series 2021-2, Class D	10,700	10,634
Santander Drive Auto Receivables Trust 2021-3
0.95%, 09/15/2027, Series 2021-3, Class C	11,000	10,894
Santander Drive Auto Receivables Trust 2021-4
1.26%, 02/16/2027, Series 2021-4, Class C	15,578	15,483
SART 2017-1
4.75%, 07/15/2024(11)	3,030	3,029
SART 2018-1
4.76%, 06/15/2025	3,794	3,908
SCF Equipment Leasing 2021-1 LLC
1.93%, 09/20/2030, Series 2021-1A, Class D(2)	3,600	3,535
Securitized Asset Backed Receivables LLC Trust 2006-CB1
2.92%, 01/25/2036, Series 2006-CB1, Class AF2(3)	47	47
Sierra Timeshare 2019-3 Receivables Funding LLC
2.75%, 08/20/2036, Series 2019-3A, Class B(2)	1,867	1,889
Sierra Timeshare 2020-2 Receivables Funding LLC
1.33%, 07/20/2037, Series 2020-2A, Class A(2)	1,955	1,949
Sierra Timeshare 2021-1 Receivables Funding LLC
1.34%, 11/20/2037, Series 2021-1A, Class B(2)	5,112	5,034
Sixth Street CLO XVI Ltd.
1.45% (3 Month LIBOR USD + 1.32%, 1.32% Floor), 10/20/2032, Series 2020-16A, Class A1A(1)(2)	20,000	20,058
SoFi Consumer Loan Program 2020-1 Trust
2.02%, 01/25/2029, Series 2020-1, Class A(2)	1,475	1,481
SoFi Professional Loan Program 2017-F LLC
2.84%, 01/25/2041, Series 2017-F, Class A2FX(2)	6,200	6,307
SoFi Professional Loan Program 2018-B Trust
3.34%, 08/25/2047, Series 2018-B, Class A2FX(2)	2,752	2,800
SoFi Professional Loan Program 2019-C LLC
2.37%, 11/16/2048, Series 2019-C, Class A2FX(2)	5,952	6,025
SoFi Professional Loan Program 2020-ATrust
2.54%, 05/15/2046, Series 2020-A, Class A2FX(2)	7,725	7,863
Sound Point CLO II Ltd.
1.19% (3 Month LIBOR USD + 1.07%, 1.07% Floor), 01/26/2031, Series 2013-1A, Class A1R(1)(2)	9,000	8,998
Structured Asset Securities Corp. Mortgage Loan Trust 2005-7XS
5.94%, 04/25/2035, Series 2005-7XS, Class 1A4B(3)(6)	0	0
Structured Asset Securities Corp. Mortgage Pass-Through Ctfs Series 2004-6XS
6.03%, 03/25/2034, Series 2004-6XS, Class A5A(3)	37	37

6.05%, 03/25/2034, Series 2004-6XS, Class A5B(3)	30	30
Structured Asset Securities Corp. Pass-Through Certificates Series 2002-AL1
3.45%, 02/25/2032, Series 2002-AL1, Class A2	10	9
3.45%, 02/25/2032, Series 2002-AL1, Class A3	31	28
Synchrony Card Funding LLC
2.95%, 03/15/2025, Series 2019-A1, Class A	12,384	12,450
Towd Point Mortgage Trust 2017-2
2.75%, 04/25/2057, Series 2017-2, Class A1(2)(5)	1,840	1,855
Towd Point Mortgage Trust 2017-6
2.75%, 10/25/2057, Series 2017-6, Class A1(2)(5)	3,661	3,706
Towd Point Mortgage Trust 2018-1
3.00%, 01/25/2058, Series 2018-1, Class A1(2)(5)	3,479	3,523
Towd Point Mortgage Trust 2019-1
3.68%, 03/25/2058, Series 2019-1, Class A1(2)(5)	5,021	5,191
Towd Point Mortgage Trust 2019-HY3
1.10% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 10/25/2059, Series 2019-HY3, Class A1A(1)(2)	1,303	1,309
Towd Point Mortgage Trust 2020-4
1.75%, 10/25/2060, Series 2020-4, Class A1(2)	3,106	3,099
Towd Point Mortgage Trust 2020-MH1
2.25%, 02/25/2060, Series 2020-MH1, Class A1(2)(5)	5,567	5,569
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11/25/2031, Series 2019-1A, Class A(2)	7,675	7,926
Toyota Auto Loan Extended Note Trust 2020-1
1.35%, 05/25/2033, Series 2020-1A, Class A(2)	7,685	7,664
Toyota Auto Receivables 2020-A Owner Trust
1.68%, 05/15/2025, Series 2020-A, Class A4	1,196	1,210
Toyota Auto Receivables 2020-B Owner Trust
1.36%, 08/15/2024, Series 2020-B, Class A3	3,279	3,295
1.66%, 09/15/2025, Series 2020-B, Class A4	3,189	3,229
Toyota Auto Receivables 2020-D Owner Trust
0.47%, 01/15/2026, Series 2020-D, Class A4	4,856	4,804
Toyota Auto Receivables 2021-B Owner Trust
0.53%, 10/15/2026, Series 2021-B, Class A4	7,016	6,872
Toyota Auto Receivables 2021-D Owner Trust
1.02%, 03/15/2027, Series 2021-D, Class A4	3,168	3,137
Tricolor Auto Securitization Trust 2020-1
4.88%, 11/15/2026, Series 2020-1A, Class A(2)	2,872	2,890
United Auto Credit Securitization Trust
1.14%, 06/10/2026, Series 2021-1, Class D(2)	850	844
Upstart Pass-Through Trust Series 2021-ST9
1.70%, 11/20/2029, Series 2021-ST9, Class A(2)	4,747	4,709
USAA Auto Owner Trust 2019-1
2.14%, 11/15/2024, Series 2019-1, Class A4	4,004	4,037
VCAT 2021-NPL1 LLC
2.29%, 12/26/2050, Series 2021-NPL1, Class A1(2)(3)	2,653	2,649
VCAT 2021-NPL5 LLC
1.87%, 08/25/2051, Series 2021-NPL5, Class A1(2)(3)	7,751	7,648
VCAT 2021-NPL6 LLC
1.92%, 09/25/2051, Series 2021-NPL6, Class A1(2)(3)	2,910	2,860
Venture 32 CLO Ltd.
1.22% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 07/18/2031, Series 2018-32A, Class A1(1)(2)	6,000	6,000
Vericrest Opportunity Loan Transferee
1.87%, 08/25/2051, Series 2021-NP11, Class A1(2)(3)	7,003	6,951
Verizon Master Trust
0.50%, 05/20/2027, Series 2021-1, Class A	10,714	10,575
Verizon Owner Trust 2018-A
3.23%, 04/20/2023, Series 2018-A, Class A1A	31	31
Verizon Owner Trust 2019-A
2.93%, 09/20/2023, Series 2019-A, Class A1A	1,399	1,407
Verizon Owner Trust 2020-A
1.85%, 07/22/2024, Series 2020-A, Class A1A	9,704	9,777
Veros Auto Receivables Trust 2021-1
0.92%, 10/15/2026, Series 2021-1, Class A(2)	3,644	3,637
VM DEBT 2019-1
7.50%, 06/15/2024(11)	7,000	7,000
Volkswagen Auto Loan Enhanced Trust 2020-1
0.98%, 11/20/2024, Series 2020-1, Class A3	4,334	4,345
1.26%, 08/20/2026, Series 2020-1, Class A4	1,923	1,935
VOLT XCII LLC
1.89%, 02/27/2051, Series 2021-NPL1, Class A1(2)(3)	7,279	7,231
VOLT XCIII LLC
1.89%, 02/27/2051, Series 2021-NPL2, Class A1(2)(3)	14,270	14,156
VOLT XCIV LLC
2.24%, 02/27/2051, Series 2021-NPL3, Class A1(2)(3)	13,909	13,835
VOLT XCIX LLC
2.12%, 04/25/2051, Series 2021-NPL8, Class A1(2)(3)	4,965	4,944
VOLT XCVI LLC
2.12%, 03/27/2051, Series 2021-NPL5, Class A1(2)(3)	13,480	13,417
VOLT XCVII LLC
2.24%, 04/25/2051, Series 2021-NPL6, Class A1(2)(3)	12,306	12,232

Voya CLO 2015-1 Ltd.
1.02% (3 Month LIBOR USD + 0.90%, 0.90% Floor), 01/18/2029, Series 2015-1A, Class A1R(1)(2)	5,145	5,143
Voya CLO 2019-3 Ltd.
1.19% (3 Month LIBOR USD + 1.08%, 1.08% Floor), 10/17/2032, Series 2019-3A, Class AR(1)(2)	20,000	19,995
VSE 2018-A Voi Mortgage LLC
3.56%, 02/20/2036, Series 2018-A, Class A(2)	1,131	1,164
Westgate Resorts 2020-1 LLC
3.96%, 03/20/2034, Series 2020-1A, Class B(2)	3,731	3,815
Westlake Automobile Receivables Trust 2020-3
0.56%, 05/15/2024, Series 2020-3A, Class A2(2)	5,465	5,467
1.65%, 02/17/2026, Series 2020-3A, Class D(2)	1,875	1,879
World Financial Network Credit Card Master Trust
3.14%, 12/15/2025, Series 2019-A, Class A	5,660	5,679
World Omni Auto Receivables Trust 2018-D
3.33%, 04/15/2024, Series 2018-D, Class A3	4,322	4,356
World Omni Auto Receivables Trust 2019-B
2.59%, 07/15/2024, Series 2019-B, Class A3	2,164	2,178
World Omni Auto Receivables Trust 2019-C
1.96%, 12/16/2024, Series 2019-C, Class A3	3,746	3,772
World Omni Auto Receivables Trust 2020-C
0.48%, 11/17/2025, Series 2020-C, Class A3	2,227	2,221
0.61%, 10/15/2026, Series 2020-C, Class A4	3,043	3,016
World Omni Select Auto Trust 2020-A
0.47%, 06/17/2024, Series 2020-A, Class A2	1,323	1,323
0.55%, 07/15/2025, Series 2020-A, Class A3	3,022	3,023
World Omni Select Auto Trust 2021-A
0.29%, 02/18/2025, Series 2021-A, Class A2	5,041	5,027
1.09%, 11/15/2027, Series 2021-A, Class C	2,350	2,310
Zais CLO 7 Ltd.
1.41% (3 Month LIBOR USD + 1.29%), 04/15/2030, Series 2017-2A, Class A(1)(2)	9,382	9,329
Zais CLO 8 Ltd.
1.07% (3 Month LIBOR USD + 0.95%), 04/15/2029, Series 2018-1A, Class A(1)(2)	31,696	31,668

Total Asset-Backed Obligations (Cost: $1,996,277)		1,994,995

Corporate Bonds – 30.51%
Basic Materials – 0.86%
Air Liquide Finance SA
2.25%, 09/27/2023(2)	550	561
Albemarle Corp.
5.45%, 12/01/2044	600	781
Anglo American Capital Plc
2.88%, 03/17/2031(2)	9,591	9,546
3.63%, 09/11/2024(2)	630	661
4.00%, 09/11/2027(2)	1,020	1,097
4.75%, 04/10/2027(2)	5,500	6,117
5.63%, 04/01/2030(2)	4,300	5,095
Barrick Gold Corp.
6.45%, 10/15/2035	203	276
Barrick North America Finance LLC
5.75%, 05/01/2043	4,480	6,087
Celulosa Arauco y Constitucion SA
4.50%, 08/01/2024	779	828
CF Industries, Inc.
4.95%, 06/01/2043	1,800	2,173
5.38%, 03/15/2044	2,040	2,573
Chevron Phillips Chemical Co. LLC
5.13%, 04/01/2025(2)	1,705	1,893
Dow Chemical Co.
4.55%, 11/30/2025	437	479
5.55%, 11/30/2048	3,005	4,216
DuPont de Nemours, Inc.
5.32%, 11/15/2038	5,665	7,299
5.42%, 11/15/2048	1,200	1,679
Glencore Finance Canada Ltd. 4.25%, 10/25/2022(2)	5,000	5,131
Glencore Funding LLC 2.50%, 09/01/2030(2)	5,040	4,881
2.63%, 09/23/2031(2)	958	931
3.88%, 10/27/2027(2)	875	940
3.88%, 04/27/2051(2)	1,000	1,045
4.00%, 03/27/2027(2)	6,300	6,797
4.13%, 05/30/2023(2)	1,055	1,097
4.63%, 04/29/2024(2)	1,500	1,602
Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/2025(2)	5,657	6,015
6.76%, 11/15/2048(2)	532	681
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027(2)	2,105	2,067
3.27%, 11/15/2040(2)	1,205	1,224
3.47%, 12/01/2050(2)	930	974

International Paper Co.
8.70%, 06/15/2038	350	571
LYB International Finance BV
4.88%, 03/15/2044	300	371
5.25%, 07/15/2043	610	785
LYB International Finance III LLC
1.25%, 10/01/2025	692	680
LyondellBasell Industries NV
5.75%, 04/15/2024	1,453	1,579
Mosaic Co.
4.25%, 11/15/2023	8,533	8,975
5.63%, 11/15/2043	2,055	2,729
Nucor Corp.
2.98%, 12/15/2055	800	785
Nutrien Ltd.
3.15%, 10/01/2022	875	886
4.13%, 03/15/2035	1,960	2,227
4.20%, 04/01/2029	420	474
5.25%, 01/15/2045	1,444	1,918
Reliance Steel & Aluminum Co.
2.15%, 08/15/2030	3,100	3,012
Rio Tinto Alcan, Inc.
5.75%, 06/01/2035	54	73
Samarco Mineracao SA
5.75%, 10/24/2023(2)(7)	537	346
Sasol Financing USA LLC
5.88%, 03/27/2024	3,249	3,390
6.50%, 09/27/2028	1,555	1,685
Sociedad Quimica y Minera de Chile SA
3.50%, 09/10/2051(2)	1,154	1,118
Solvay Finance America LLC
4.45%, 12/03/2025(2)	11,810	12,869
Southern Copper Corp.
5.25%, 11/08/2042	1,000	1,259
Steel Dynamics, Inc.
1.65%, 10/15/2027	1,637	1,601
3.45%, 04/15/2030	823	879
Teck Resources Ltd.
3.90%, 07/15/2030	1,200	1,289
6.25%, 07/15/2041	2,005	2,659
Union Carbide Corp.
7.75%, 10/01/2096	681	1,200
Vale Overseas Ltd.
3.75%, 07/08/2030	4,255	4,404
6.25%, 08/10/2026	9,423	10,907
6.88%, 11/21/2036	167	222
6.88%, 11/10/2039	2,107	2,829
8.25%, 01/17/2034	2,394	3,370
Westlake Chemical Corp.
3.38%, 08/15/2061	2,595	2,475

Total Basic Materials		162,313

Communications – 2.82%
Amazon.com, Inc.
3.25%, 05/12/2061	2,307	2,483
3.88%, 08/22/2037	1,700	1,998
America Movil SAB de CV
3.63%, 04/22/2029	11,164	12,087
4.38%, 04/22/2049	1,214	1,468
AT&T, Inc.
1.65%, 02/01/2028	525	514
2.25%, 02/01/2032	3,510	3,392
2.30%, 06/01/2027	4,900	4,985
2.55%, 12/01/2033	19,507	19,079
3.10%, 02/01/2043	5,270	5,123
3.50%, 06/01/2041	1,353	1,391
3.50%, 09/15/2053	18,891	19,059
3.55%, 09/15/2055	10,545	10,583
3.65%, 09/15/2059	1,685	1,702
3.80%, 12/01/2057	987	1,028
4.50%, 05/15/2035	5,500	6,354
4.65%, 06/01/2044	2,145	2,512
5.15%, 03/15/2042	844	1,057
5.45%, 03/01/2047	1,514	1,978
6.00%, 08/15/2040	2,275	3,074
6.38%, 03/01/2041	7,828	11,063
Booking Holdings, Inc.
2.75%, 03/15/2023	857	875
British Telecommunications Plc
9.63%, 12/15/2030	5,000	7,322
Charter Communications Operating LLC
2.25%, 01/15/2029	4,242	4,139

2.30%, 02/01/2032	4,000	3,797
2.80%, 04/01/2031	724	716
3.50%, 06/01/2041	7,240	7,059
3.50%, 03/01/2042	14,545	14,107
3.70%, 04/01/2051	4,320	4,177
3.75%, 02/15/2028	1,113	1,192
3.85%, 04/01/2061	3,577	3,373
3.90%, 06/01/2052	2,310	2,316
4.91%, 07/23/2025	17,065	18,790
5.05%, 03/30/2029	8,116	9,291
5.38%, 04/01/2038	835	996
5.38%, 05/01/2047	4,610	5,503
6.38%, 10/23/2035	5,867	7,579
6.48%, 10/23/2045	1,275	1,741
6.83%, 10/23/2055	690	987
Comcast Cable Holdings LLC
10.13%, 04/15/2022	186	191
Comcast Corp.
2.89%, 11/01/2051(2)	10,357	10,025
2.94%, 11/01/2056(2)	2,739	2,609
2.99%, 11/01/2063(2)	3,108	2,950
3.15%, 02/15/2028	1,500	1,610
3.25%, 11/01/2039	3,295	3,476
3.55%, 05/01/2028	886	971
3.75%, 04/01/2040	2,195	2,457
3.90%, 03/01/2038	455	515
3.97%, 11/01/2047	154	177
4.00%, 11/01/2049	638	739
4.05%, 11/01/2052	156	182
4.20%, 08/15/2034	555	653
4.25%, 01/15/2033	3,107	3,636
Corning, Inc.
5.35%, 11/15/2048	960	1,324
Cox Communications, Inc.
1.80%, 10/01/2030(2)	2,118	1,995
2.60%, 06/15/2031(2)	15,920	15,902
2.95%, 10/01/2050(2)	1,275	1,190
3.35%, 09/15/2026(2)	369	392
3.50%, 08/15/2027(2)	8,245	8,857
3.60%, 06/15/2051(2)	1,250	1,309
3.85%, 02/01/2025(2)	1,250	1,330
4.80%, 02/01/2035(2)	6,000	7,060
Crown Castle Towers LLC
3.66%, 05/15/2025(2)	955	994
Deutsche Telekom International Finance BV
4.88%, 03/06/2042(2)	240	299
8.75%, 06/15/2030	49	71
Discovery Communications LLC
3.63%, 05/15/2030	2,500	2,673
5.20%, 09/20/2047	1,375	1,704
eBay, Inc.
2.60%, 05/10/2031	8,000	8,078
Grupo Televisa SAB
6.13%, 01/31/2046	382	517
Level 3 Financing, Inc.
3.40%, 03/01/2027(2)	7,000	7,227
NBCUniversal Media LLC
4.45%, 01/15/2043	10	12
NBN Co. Ltd.
1.63%, 01/08/2027(2)	5,025	4,930
2.63%, 05/05/2031(2)	15,025	15,085
Netflix, Inc.
3.63%, 06/15/2025(2)	4,582	4,829
4.88%, 04/15/2028	7,512	8,564
Prosus NV
3.06%, 07/13/2031(2)	5,080	4,952
Sky Ltd.
3.75%, 09/16/2024(2)	287	306
TCI Communications, Inc.
7.13%, 02/15/2028	138	178
Telecom Italia Capital SA
7.20%, 07/18/2036	1,644	1,885
Telefonica Emisiones SA
4.10%, 03/08/2027	4,775	5,256
4.67%, 03/06/2038	1,175	1,352
4.90%, 03/06/2048	4,575	5,503
Time Warner Cable LLC
5.50%, 09/01/2041	6,815	8,263
5.88%, 11/15/2040	1,275	1,591
6.55%, 05/01/2037	375	491
6.75%, 06/15/2039	539	734

7.30%, 07/01/2038	1,418	2,007
Time Warner Entertainment Co. LP
8.38%, 07/15/2033	529	770
T-Mobile USA, Inc.
2.05%, 02/15/2028	5,330	5,291
3.00%, 02/15/2041	3,230	3,153
3.30%, 02/15/2051	445	435
3.50%, 04/15/2025	3,469	3,675
3.60%, 11/15/2060(2)	3,920	3,883
3.75%, 04/15/2027	3,500	3,790
3.88%, 04/15/2030	38,285	41,874
TWDC Enterprises 18 Corp.
3.00%, 07/30/2046	160	164
Verizon Communications, Inc.
1.68%, 10/30/2030	765	727
2.10%, 03/22/2028	3,415	3,422
2.36%, 03/15/2032(2)	10,855	10,696
2.55%, 03/21/2031	8,095	8,167
2.65%, 11/20/2040	2,329	2,213
2.99%, 10/30/2056	4,507	4,266
3.15%, 03/22/2030	5,000	5,290
3.40%, 03/22/2041	1,500	1,570
3.70%, 03/22/2061	3,000	3,253
4.02%, 12/03/2029	712	798
4.13%, 03/16/2027	2,800	3,112
4.27%, 01/15/2036	8,376	9,825
4.40%, 11/01/2034	4,843	5,641
4.50%, 08/10/2033	7,079	8,322
4.81%, 03/15/2039	7,941	9,956
4.86%, 08/21/2046	5,619	7,232
ViacomCBS, Inc.
2.90%, 01/15/2027	450	469
3.70%, 08/15/2024	399	422
3.70%, 06/01/2028	870	944
4.00%, 01/15/2026	1,000	1,080
4.38%, 03/15/2043	718	817
4.90%, 08/15/2044	315	383
5.85%, 09/01/2043	2,160	2,910
Vodafone Group Plc
5.00%, 05/30/2038	3,300	4,102
5.25%, 05/30/2048	3,594	4,681
6.15%, 02/27/2037	4,600	6,236
Walt Disney Co.
3.70%, 10/15/2025	380	410
6.20%, 12/15/2034	150	209
7.63%, 11/30/2028	310	420
8.88%, 04/26/2023	108	119
9.50%, 07/15/2024	175	211

Total Communications		532,879

Consumer, Cyclical – 1.44%
7-Eleven, Inc.
0.95%, 02/10/2026(2)	3,971	3,845
1.30%, 02/10/2028(2)	1,274	1,213
2.50%, 02/10/2041(2)	1,298	1,198
Air Canada 2013-1 Class A Pass Through Trust
4.13%, 05/15/2025(2)	1,406	1,439
Air Canada 2015-1 Class A Pass Through Trust
3.60%, 03/15/2027(2)	647	652
Air Canada 2015-2 Class AA Pass Through Trust
3.75%, 12/15/2027(2)	1,047	1,087
Air Canada 2017-1 Class A Pass Through Trust
3.55%, 01/15/2030(2)	2,499	2,437
Air Canada 2017-1 Class AA Pass Through Trust
3.30%, 01/15/2030(2)	4,838	4,915
Alimentation Couche-Tard, Inc.
2.95%, 01/25/2030(2)	1,100	1,136
3.44%, 05/13/2041(2)	2,460	2,532
3.63%, 05/13/2051(2)	3,500	3,681
3.80%, 01/25/2050(2)	2,100	2,272
American Airlines 2014-1 Class A Pass Through Trust
3.70%, 10/01/2026	313	317
American Airlines 2015-1 Class A Pass Through Trust
3.38%, 05/01/2027	2,864	2,838
American Airlines 2015-2 Class AA Pass Through Trust
3.60%, 09/22/2027	525	541
American Airlines 2016-2 Class A Pass Through Trust
3.65%, 06/15/2028	917	886
American Airlines 2016-2 Class AA Pass Through Trust
3.20%, 06/15/2028	1,162	1,168
American Airlines 2016-3 Class AA Pass Through Trust
3.00%, 10/15/2028	2,152	2,138

American Airlines 2017-1 Class AA Pass Through Trust
3.65%, 02/15/2029	1,818	1,897
American Airlines 2021-1 Class A Pass Through Trust
2.88%, 07/11/2034	7,840	7,765
American Honda Finance Corp.
2.30%, 09/09/2026	185	191
2.90%, 02/16/2024	300	311
AutoZone, Inc.
1.65%, 01/15/2031	3,800	3,576
BMW US Capital LLC
2.25%, 09/15/2023(2)	894	913
British Airways 2018-1 Class A Pass Through Trust
4.13%, 09/20/2031(2)	2,171	2,198
British Airways 2018-1 Class AA Pass Through Trust
3.80%, 09/20/2031(2)	1,024	1,066
British Airways 2019-1 Class AA Pass Through Trust
3.30%, 12/15/2032(2)	1,473	1,516
CK Hutchison International 21 Ltd.
3.13%, 04/15/2041(2)	2,725	2,809
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 04/19/2022	1,134	1,147
Continental Airlines 2012-2 Class A Pass Through Trust
4.00%, 10/29/2024	3,996	4,141
Daimler Finance North America LLC
3.35%, 02/22/2023(2)	1,000	1,028
Daimler Trucks Finance North America LLC
2.00%, 12/14/2026(2)	2,194	2,203
2.38%, 12/14/2028(2)	4,487	4,508
Delta Air Lines 2015-1 Class B Pass Through Trust
4.25%, 07/30/2023	1,695	1,751
Dollar General Corp.
4.13%, 05/01/2028	835	928
Dollar Tree, Inc.
2.65%, 12/01/2031	15,340	15,373
4.20%, 05/15/2028	595	663
Ford Motor Co.
5.29%, 12/08/2046	280	329
Ford Motor Credit Co. LLC
3.34%, 03/28/2022	3,000	3,005
3.35%, 11/01/2022	620	628
4.25%, 09/20/2022	3,800	3,868
General Motors Co.
5.00%, 04/01/2035	4,591	5,418
5.20%, 04/01/2045	2,750	3,402
5.95%, 04/01/2049	3,580	4,900
6.13%, 10/01/2025	1,205	1,384
6.25%, 10/02/2043	3,100	4,242
6.60%, 04/01/2036	685	927
General Motors Financial Co., Inc.
1.20%, 10/15/2024	1,910	1,896
1.25%, 01/08/2026	4,283	4,191
2.35%, 01/08/2031	2,862	2,786
2.40%, 10/15/2028	9,864	9,837
2.70%, 06/10/2031	2,395	2,386
3.45%, 04/10/2022	4,820	4,835
3.70%, 05/09/2023	4,180	4,305
3.95%, 04/13/2024	5,535	5,824
4.00%, 01/15/2025	2,797	2,971
4.30%, 07/13/2025	1,765	1,903
4.35%, 01/17/2027	1,035	1,140
Home Depot, Inc.
4.40%, 03/15/2045	268	334
Hyundai Capital America
1.15%, 11/10/2022(2)	5,552	5,566
1.30%, 01/08/2026(2)	1,005	976
1.50%, 06/15/2026(2)	11,148	10,837
1.80%, 10/15/2025(2)	1,190	1,184
1.80%, 01/10/2028(2)	2,170	2,097
2.38%, 10/15/2027(2)	1,200	1,193
3.00%, 02/10/2027(2)	675	698
3.10%, 04/05/2022(2)	2,500	2,517
3.40%, 06/20/2024(2)	1,500	1,564
Hyundai Capital Services, Inc.
3.00%, 03/06/2022(2)	3,725	3,739
JetBlue 2020-1 Class B Pass Through Trust
7.75%, 11/15/2028	1,684	1,957
Kia Corp.
1.75%, 10/16/2026(2)	1,620	1,598
Kohl’s Corp.
3.38%, 05/01/2031	2,500	2,546
Lear Corp.
2.60%, 01/15/2032	1,225	1,206

Lennar Corp.
4.50%, 04/30/2024	880	935
Lowe’s Companies, Inc.
1.70%, 10/15/2030	2,300	2,185
2.63%, 04/01/2031	2,845	2,911
2.80%, 09/15/2041	1,413	1,379
McDonald’s Corp.
4.45%, 03/01/2047	360	439
4.70%, 12/09/2035	216	263
6.30%, 10/15/2037	394	554
MDC Holdings, Inc.
2.50%, 01/15/2031	1,595	1,543
Nissan Motor Co. Ltd.
4.35%, 09/17/2027(2)	4,222	4,558
4.81%, 09/17/2030(2)	2,686	3,004
Nordstrom, Inc.
4.00%, 03/15/2027	2,511	2,524
4.25%, 08/01/2031	2,871	2,821
O’Reilly Automotive, Inc.
3.55%, 03/15/2026	500	536
3.60%, 09/01/2027	802	867
Ross Stores, Inc.
1.88%, 04/15/2031	11,995	11,499
Spirit Airlines Pass Through Trust 2017-1AA
3.38%, 02/15/2030	794	804
Starbucks Corp.
2.55%, 11/15/2030	1,480	1,509
Stellantis Finance U.S., Inc.
2.69%, 09/15/2031(2)	2,008	1,975
United Airlines 2012-1 Class A Pass Through Trust
4.15%, 04/11/2024	960	995
United Airlines 2013-1 Class A Pass Through Trust
4.30%, 08/15/2025	522	546
United Airlines 2014-1 Class A Pass Through Trust
4.00%, 04/11/2026	722	755
United Airlines 2016-1 Class A Pass Through Trust
3.45%, 07/07/2028	1,400	1,418
United Airlines 2016-1 Class AA Pass Through Trust
3.10%, 07/07/2028	6,304	6,485
United Airlines 2016-1 Class B Pass Through Trust
3.65%, 01/07/2026	1,745	1,726
United Airlines 2016-2 Class A Pass Through Trust
3.10%, 10/07/2028	2,366	2,340
United Airlines 2016-2 Class AA Pass Through Trust
2.88%, 10/07/2028	1,419	1,445
United Airlines 2016-2 Class B Pass Through Trust
3.65%, 10/07/2025	2,104	2,080
United Airlines 2018-1 Class A Pass Through Trust
3.70%, 03/01/2030	3,319	3,357
United Airlines 2018-1 Class AA Pass Through Trust
3.50%, 03/01/2030	4,271	4,450
United Airlines 2018-1 Class B Pass Through Trust
4.60%, 03/01/2026	427	434
United Airlines 2019-1 Class A Pass Through Trust
4.55%, 08/25/2031	1,887	2,028
United Airlines 2019-1 Class AA Pass Through Trust
4.15%, 08/25/2031	2,159	2,359
United Airlines 2019-2 Class AA Pass Through Trust
2.70%, 05/01/2032	2,717	2,693
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027(2)	1,670	1,620

Total Consumer, Cyclical		271,505

Consumer, Non-cyclical – 3.98%
Abbott Laboratories
4.75%, 11/30/2036	5,000	6,381
AbbVie, Inc.
2.60%, 11/21/2024	8,919	9,255
2.80%, 03/15/2023	971	990
2.85%, 05/14/2023	4,900	5,008
3.45%, 03/15/2022	1,238	1,239
3.60%, 05/14/2025	12,060	12,825
3.80%, 03/15/2025	3,000	3,193
3.85%, 06/15/2024	1,198	1,268
4.05%, 11/21/2039	7,188	8,247
4.25%, 11/21/2049	11,691	14,055
4.40%, 11/06/2042	1,700	2,028
4.45%, 05/14/2046	425	514
4.55%, 03/15/2035	6,025	7,244
4.70%, 05/14/2045	4,415	5,477

Aetna, Inc.
4.50%, 05/15/2042	4,205	4,969
4.75%, 03/15/2044	1,800	2,199
6.75%, 12/15/2037	341	493
Ahold Finance USA LLC
6.88%, 05/01/2029	3,280	4,263
AHS Hospital Corp.
2.78%, 07/01/2051	2,730	2,706
Altria Group, Inc.
2.45%, 02/04/2032	3,845	3,651
3.40%, 02/04/2041	8,495	7,836
AmerisourceBergen Corp.
4.30%, 12/15/2047	1,080	1,272
Amgen, Inc.
1.65%, 08/15/2028	3,474	3,404
2.20%, 02/21/2027	1,155	1,182
2.80%, 08/15/2041	15,620	15,028
3.00%, 01/15/2052	7,568	7,343
3.15%, 02/21/2040	2,000	2,051
Anheuser-Busch InBev Finance, Inc.
4.63%, 02/01/2044	455	545
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/2038	2,240	2,623
4.44%, 10/06/2048	590	705
4.60%, 04/15/2048	5,390	6,591
4.60%, 06/01/2060	1,910	2,364
4.70%, 02/01/2036	10,516	12,691
4.75%, 01/23/2029	1,150	1,339
4.75%, 04/15/2058	93	115
4.90%, 02/01/2046	6,690	8,456
4.95%, 01/15/2042	2,735	3,431
5.45%, 01/23/2039	7,035	9,207
Anthem, Inc.
3.13%, 05/15/2022	484	489
3.30%, 01/15/2023	271	278
3.60%, 03/15/2051	4,420	4,906
4.10%, 03/01/2028	920	1,020
4.38%, 12/01/2047	4,500	5,482
4.63%, 05/15/2042	400	497
4.65%, 01/15/2043	391	489
4.65%, 08/15/2044	395	495
5.10%, 01/15/2044	1,690	2,231
Ascension Health
2.53%, 11/15/2029	1,740	1,806
3.11%, 11/15/2039	2,670	2,837
AstraZeneca Plc
2.13%, 08/06/2050	1,040	923
4.00%, 09/18/2042	540	645
6.45%, 09/15/2037	500	735
Baptist Healthcare System Obligated Group
3.54%, 08/15/2050	2,280	2,486
BAT Capital Corp.
2.26%, 03/25/2028	2,000	1,949
2.73%, 03/25/2031	6,820	6,618
3.56%, 08/15/2027	3,615	3,791
3.73%, 09/25/2040	1,240	1,191
3.98%, 09/25/2050	2,500	2,403
4.39%, 08/15/2037	3,610	3,804
4.54%, 08/15/2047	635	664
BAT International Finance Plc
1.67%, 03/25/2026	1,390	1,365
Baxalta, Inc.
3.60%, 06/23/2022	110	111
5.25%, 06/23/2045	50	66
Baxter International, Inc.
2.27%, 12/01/2028(2)	10,369	10,444
Becton Dickinson & Co.
3.73%, 12/15/2024	540	574
Bimbo Bakeries USA, Inc.
4.00%, 05/17/2051(2)	3,755	4,064
Biogen, Inc.
2.25%, 05/01/2030	2,577	2,537
3.15%, 05/01/2050	650	625
Bon Secours Mercy Health, Inc.
3.21%, 06/01/2050	1,730	1,823
Boston Scientific Corp.
4.00%, 03/01/2029	2,317	2,573
4.55%, 03/01/2039	725	867
Bristol-Myers Squibb Co.
2.35%, 11/13/2040	2,123	2,013
2.55%, 11/13/2050	1,879	1,778
4.13%, 06/15/2039	1,512	1,788

4.35%, 11/15/2047	7,950	9,792
4.55%, 02/20/2048	1,770	2,260
4.63%, 05/15/2044	2,640	3,370
5.00%, 08/15/2045	653	867
Bunge Ltd. Finance Corp.
2.75%, 05/14/2031	3,900	3,958
Campbell Soup Co.
2.38%, 04/24/2030	895	889
3.13%, 04/24/2050	494	486
Cargill, Inc.
3.25%, 03/01/2023(2)	345	355
Centene Corp.
2.45%, 07/15/2028	9,312	9,172
Children’s Health System of Texas
2.51%, 08/15/2050	2,270	2,143
Children’s Hospital
2.93%, 07/15/2050	1,340	1,319
Children’s Hospital Corp.
2.59%, 02/01/2050	1,290	1,234
Cigna Corp.
3.05%, 11/30/2022	9,105	9,281
3.25%, 04/15/2025	970	1,019
4.38%, 10/15/2028	30,325	34,464
4.50%, 02/25/2026	755	834
4.80%, 07/15/2046	218	275
Coca-Cola Femsa SAB de CV
1.85%, 09/01/2032	1,500	1,414
2.75%, 01/22/2030	1,370	1,401
CommonSpirit Health
1.55%, 10/01/2025	1,290	1,278
2.78%, 10/01/2030	5,925	6,064
3.91%, 10/01/2050	1,265	1,407
Conagra Brands, Inc.
1.38%, 11/01/2027	1,755	1,676
5.40%, 11/01/2048	1,275	1,717
7.00%, 10/01/2028	3,250	4,215
Constellation Brands, Inc.
2.25%, 08/01/2031	2,970	2,903
2.88%, 05/01/2030	3,620	3,715
4.40%, 11/15/2025	760	833
4.65%, 11/15/2028	4,780	5,495
Cottage Health Obligated Group
3.30%, 11/01/2049	1,530	1,644
CVS Health Corp.
2.70%, 08/21/2040	2,500	2,408
4.30%, 03/25/2028	783	879
4.78%, 03/25/2038	7,088	8,628
4.88%, 07/20/2035	2,515	3,075
5.05%, 03/25/2048	5,000	6,537
5.13%, 07/20/2045	4,430	5,758
5.30%, 12/05/2043	3,260	4,303
CVS Pass-Through Trust
5.77%, 01/10/2033(2)	695	810
5.93%, 01/10/2034(2)	523	621
7.51%, 01/10/2032(2)	768	951
CVS Pass-Through Trust Series 2009
8.35%, 07/10/2031(2)	775	987
CVS Pass-Through Trust Series 2013
4.70%, 01/10/2036(2)	826	929
Danaher Corp.
2.80%, 12/10/2051	3,611	3,561
DENTSPLY SIRONA, Inc.
3.25%, 06/01/2030	3,000	3,169
DH Europe Finance II Sarl
3.25%, 11/15/2039	431	460
Diageo Investment Corp.
8.00%, 09/15/2022	516	542
Element Fleet Management Corp.
1.60%, 04/06/2024(2)	1,405	1,406
3.85%, 06/15/2025(2)	3,000	3,188
ERAC USA Finance LLC
4.50%, 02/15/2045(2)	300	363
5.63%, 03/15/2042(2)	357	484
Experian Finance Plc
2.75%, 03/08/2030(2)	9,240	9,443
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050	2,290	2,394
4.38%, 05/10/2043	526	616
Ford Foundation
2.82%, 06/01/2070	3,035	3,129

Fresenius Medical Care US Finance III, Inc.
3.00%, 12/01/2031(2)	8,000	8,073
General Mills, Inc.
3.00%, 02/01/2051	3,007	3,015
Gilead Sciences, Inc.
1.65%, 10/01/2030	1,700	1,629
2.60%, 10/01/2040	1,855	1,787
4.60%, 09/01/2035	4,225	5,112
Global Payments, Inc.
3.20%, 08/15/2029	4,843	5,044
Grupo Bimbo SAB de CV
3.88%, 06/27/2024(2)	8,310	8,763
4.70%, 11/10/2047(2)	4,500	5,340
Hackensack Meridian Health, Inc.
2.68%, 09/01/2041	3,780	3,686
2.88%, 09/01/2050	2,000	2,004
Hartford HealthCare Corp.
3.45%, 07/01/2054	3,370	3,586
HCA, Inc.
3.50%, 07/15/2051	245	250
4.50%, 02/15/2027	7,000	7,711
5.13%, 06/15/2039	1,715	2,112
5.25%, 06/15/2026	4,200	4,723
5.50%, 06/15/2047	1,825	2,388
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
3.00%, 05/15/2032(2)	7,450	7,450
6.50%, 04/15/2029(2)	5,750	6,325
Johnson & Johnson
4.38%, 12/05/2033	1,070	1,321
Keurig Dr Pepper, Inc.
3.43%, 06/15/2027	1,802	1,927
4.06%, 05/25/2023	2,299	2,397
4.42%, 05/25/2025	447	486
4.42%, 12/15/2046	4,032	4,775
4.99%, 05/25/2038	646	799
5.09%, 05/25/2048	500	652
Kimberly-Clark de Mexico SAB de CV
2.43%, 07/01/2031(2)	7,500	7,412
Kraft Heinz Foods Co.
3.00%, 06/01/2026	3,353	3,507
4.38%, 06/01/2046	4,425	5,182
4.88%, 10/01/2049	3,375	4,239
Kroger Co.
3.95%, 01/15/2050	1,600	1,840
4.45%, 02/01/2047	1,010	1,225
5.40%, 07/15/2040	95	124
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	2,190	2,278
Mars, Inc.
3.95%, 04/01/2049(2)	3,482	4,178
Massachusetts Institute of Technology
3.89%, 07/01/2116	2,906	3,620
4.68%, 07/01/2114	1,645	2,445
McKesson Corp.
0.90%, 12/03/2025	2,410	2,335
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	891	971
Memorial Health Services
3.45%, 11/01/2049	3,040	3,348
Merck & Co., Inc.
1.70%, 06/10/2027	2,514	2,529
2.75%, 12/10/2051	7,105	7,030
MidMichigan Health
3.41%, 06/01/2050	3,480	3,705
Moody’s Corp.
2.55%, 08/18/2060	705	618
Mount Sinai Hospitals Group, Inc.
3.98%, 07/01/2048	999	1,154
MultiCare Health System
2.80%, 08/15/2050	3,003	2,910
Mylan, Inc.
3.13%, 01/15/2023(2)	5,000	5,104
4.55%, 04/15/2028	700	784
5.20%, 04/15/2048	7,550	9,347
5.40%, 11/29/2043	3,770	4,648
NYU Langone Hospitals
3.38%, 07/01/2055	1,270	1,303
Orlando Health Obligated Group
4.09%, 10/01/2048	2,605	3,079
Pepperdine University
3.30%, 12/01/2059	1,440	1,528

PerkinElmer, Inc.
3.63%, 03/15/2051	3,400	3,668
Philip Morris International, Inc.
2.50%, 11/02/2022	1,300	1,319
Piedmont Healthcare, Inc.
2.86%, 01/01/2052	2,195	2,141
President & Fellows of Harvard College
2.52%, 10/15/2050	3,480	3,489
3.30%, 07/15/2056	4,420	5,046
Providence St Joseph Health Obligated Group
2.75%, 10/01/2026	1,200	1,258
Quanta Services, Inc.
2.35%, 01/15/2032	2,965	2,879
Quest Diagnostics, Inc.
3.45%, 06/01/2026	223	238
3.50%, 03/30/2025	4,820	5,087
Reckitt Benckiser Treasury Services Plc
2.38%, 06/24/2022(2)	1,200	1,209
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	2,800	2,648
2.80%, 09/15/2050	1,655	1,551
Reynolds American, Inc.
4.45%, 06/12/2025	5,000	5,400
Roche Holdings, Inc.
1.93%, 12/13/2028(2)	5,107	5,138
2.61%, 12/13/2051(2)	5,440	5,342
Royalty Pharma Plc
0.75%, 09/02/2023	7,105	7,060
1.20%, 09/02/2025	874	856
1.75%, 09/02/2027	1,194	1,173
2.15%, 09/02/2031	518	489
3.30%, 09/02/2040	1,720	1,715
3.55%, 09/02/2050	1,765	1,750
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	668	687
3.20%, 09/23/2026	3,626	3,846
Sysco Corp.
3.15%, 12/14/2051	2,479	2,440
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/2040	3,675	3,740
3.18%, 07/09/2050	1,920	1,935
Texas Health Resources
2.33%, 11/15/2050	970	876
4.33%, 11/15/2055	1,000	1,336
Thermo Fisher Scientific, Inc.
2.80%, 10/15/2041	1,040	1,052
Triton Container International Ltd.
1.15%, 06/07/2024(2)	2,755	2,716
Tyson Foods, Inc.
4.88%, 08/15/2034	400	489
5.15%, 08/15/2044	588	761
Unilever Capital Corp.
3.38%, 03/22/2025	800	852
UnitedHealth Group, Inc.
3.10%, 03/15/2026	550	588
3.25%, 05/15/2051	1,395	1,509
3.50%, 08/15/2039	1,675	1,857
4.63%, 07/15/2035	427	534
Universal Health Services, Inc.
2.65%, 10/15/2030(2)	1,520	1,508
2.65%, 01/15/2032(2)	2,115	2,078
University of Chicago
2.76%, 04/01/2045	1,575	1,595
University of Southern California
3.23%, 10/01/2120	1,370	1,393
Utah Acquisition Sub, Inc.
3.95%, 06/15/2026	532	574
5.25%, 06/15/2046	275	337
Verisk Analytics, Inc.
4.00%, 06/15/2025	7,000	7,521
Viatris, Inc.
2.30%, 06/22/2027	3,525	3,546
3.85%, 06/22/2040	4,820	5,105
4.00%, 06/22/2050	4,000	4,260
Viterra Finance BV
3.20%, 04/21/2031(2)	10,250	10,316
Yale-New Haven Health Services Corp.
2.50%, 07/01/2050	1,530	1,414
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/2031	3,081	3,097
Zoetis, Inc.
2.00%, 05/15/2030	1,590	1,567

3.00%, 09/12/2027	4,685	4,938

Total Consumer, Non-cyclical		750,397

Diversified – 0.02%
CK Hutchison International 16 Ltd.
2.75%, 10/03/2026(2)	600	625
CK Hutchison International 17 II Ltd.
2.75%, 03/29/2023(2)	500	510
CK Hutchison International 17 Ltd.
2.88%, 04/05/2022(2)	800	804
CK Hutchison International 19 Ltd.
3.63%, 04/11/2029(2)	1,615	1,767
Hutchison Whampoa International 12 II Ltd.
3.25%, 11/08/2022(2)	450	459

Total Diversified		4,165

Energy – 3.18%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/2047(2)	3,856	4,558
Aker BP ASA
2.88%, 01/15/2026(2)	2,326	2,411
Baker Hughes Holdings LLC
5.13%, 09/15/2040	600	749
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc.
4.49%, 05/01/2030	1,365	1,566
Boardwalk Pipelines LP
3.40%, 02/15/2031	1,145	1,182
4.80%, 05/03/2029	960	1,075
5.95%, 06/01/2026	3,000	3,437
BP Capital Markets America, Inc.
2.94%, 06/04/2051	3,935	3,777
3.02%, 01/16/2027	1,052	1,110
3.79%, 02/06/2024	9,145	9,627
BP Capital Markets Plc
3.28%, 09/19/2027	2,309	2,481
3.51%, 03/17/2025	45	48
3.54%, 11/04/2024	700	745
Buckeye Partners LP
5.60%, 10/15/2044	2,000	1,947
5.85%, 11/15/2043	591	580
Canadian Natural Resources Ltd.
6.25%, 03/15/2038	5,000	6,579
6.50%, 02/15/2037	118	154
Cenovus Energy, Inc.
5.25%, 06/15/2037	5,270	6,227
5.38%, 07/15/2025	15,574	17,186
5.40%, 06/15/2047	3,590	4,469
6.80%, 09/15/2037	2,100	2,814
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/2039(2)	2,025	1,976
5.13%, 06/30/2027	377	425
5.88%, 03/31/2025	5,900	6,539
Chevron USA, Inc.
3.25%, 10/15/2029	1,155	1,248
CNOOC Finance 2013 Ltd.
2.88%, 09/30/2029	2,245	2,310
Columbia Pipeline Group, Inc.
5.80%, 06/01/2045	2,700	3,569
ConocoPhillips
2.40%, 02/15/2031(2)	1,310	1,314
3.75%, 10/01/2027(2)	1,000	1,096
ConocoPhillips Co.
4.95%, 03/15/2026	598	675
Continental Resources, Inc.
2.27%, 11/15/2026(2)	3,235	3,211
4.38%, 01/15/2028	8,852	9,569
4.50%, 04/15/2023	3,444	3,549
4.90%, 06/01/2044	2,102	2,330
Coterra Energy, Inc.
3.90%, 05/15/2027(2)	3,045	3,272
Devon Energy Corp.
5.25%, 09/15/2024	1,010	1,093
Diamondback Energy, Inc.
3.25%, 12/01/2026	10,490	11,063
4.75%, 05/31/2025	2,000	2,191
Eastern Gas Transmission & Storage, Inc.
4.60%, 12/15/2044(2)	1,300	1,545
Ecopetrol SA
4.13%, 01/16/2025	383	389
5.38%, 06/26/2026	537	566
5.88%, 09/18/2023	395	419
Enable Midstream Partners LP
4.40%, 03/15/2027	900	971

4.95%, 05/15/2028	1,615	1,791
Enbridge Energy Partners LP
7.50%, 04/15/2038	4,949	7,400
Energy Transfer LP
3.60%, 02/01/2023	1,245	1,269
4.05%, 03/15/2025	2,250	2,384
4.75%, 01/15/2026	2,367	2,589
4.95%, 01/15/2043	1,482	1,584
5.00%, 05/15/2050	5,545	6,381
5.25%, 04/15/2029	5,631	6,450
5.30%, 04/01/2044	200	229
5.40%, 10/01/2047	1,500	1,760
5.50%, 06/01/2027	277	316
6.05%, 06/01/2041	2,000	2,447
6.13%, 12/15/2045	810	1,008
6.25%, 04/15/2049	7,273	9,500
6.50%, 02/01/2042	3,000	3,865
6.63%, 10/15/2036	2,000	2,533
ENI SpA
4.25%, 05/09/2029(2)	2,825	3,177
5.70%, 10/01/2040(2)	557	710
ENI USA, Inc.
7.30%, 11/15/2027	400	506
Enterprise Products Operating LLC
3.30%, 02/15/2053	4,889	4,863
3.70%, 02/15/2026	304	326
3.90%, 02/15/2024	3,400	3,570
4.85%, 08/15/2042	4,000	4,777
4.95%, 10/15/2054	177	223
5.75%, 03/01/2035	1,075	1,341
5.95%, 02/01/2041	201	267
EOG Resources, Inc.
2.63%, 03/15/2023	249	253
EQM Midstream Partners LP
4.00%, 08/01/2024	2,000	2,077
4.75%, 07/15/2023	1,684	1,751
EQT Corp.
3.90%, 10/01/2027	805	863
Equinor ASA
2.88%, 04/06/2025	665	694
3.25%, 11/10/2024	508	535
Exxon Mobil Corp.
3.00%, 08/16/2039	3,535	3,577
3.10%, 08/16/2049	2,040	2,066
3.45%, 04/15/2051	5,545	6,007
Flex Intermediate Holdco LLC
3.36%, 06/30/2031(2)	3,360	3,373
4.32%, 12/30/2039(2)	1,365	1,403
Galaxy Pipeline Assets Bidco Ltd.
2.94%, 09/30/2040(2)	2,450	2,438
Gazprom PJSC Via Gaz Capital SA
4.95%, 07/19/2022(2)	610	620
6.51%, 03/07/2022(2)	1,140	1,149
Gray Oak Pipeline LLC
2.00%, 09/15/2023(2)	1,220	1,233
2.60%, 10/15/2025(2)	5,580	5,586
Halliburton Co.
4.75%, 08/01/2043	565	649
4.85%, 11/15/2035	200	235
7.60%, 08/15/2096(2)	258	347
Hess Corp.
6.00%, 01/15/2040	513	652
HollyFrontier Corp.
2.63%, 10/01/2023	250	255
5.88%, 04/01/2026	4,573	5,129
KazMunayGas National Co. JSC
4.75%, 04/24/2025(2)	1,590	1,728
Kinder Morgan Energy Partners LP
4.30%, 05/01/2024	3,700	3,925
6.95%, 01/15/2038	8,490	11,747
7.30%, 08/15/2033	1,650	2,272
7.50%, 11/15/2040	483	705
Kinder Morgan, Inc.
5.05%, 02/15/2046	600	719
7.80%, 08/01/2031	4,600	6,542
Lundin Energy Finance BV
2.00%, 07/15/2026(2)	2,255	2,239
3.10%, 07/15/2031(2)	4,795	4,829
Magellan Midstream Partners LP
3.20%, 03/15/2025	386	399
4.20%, 03/15/2045	5,725	6,004

Marathon Petroleum Corp.
3.63%, 09/15/2024	1,000	1,051
4.50%, 04/01/2048	3,000	3,420
4.70%, 05/01/2025	11,360	12,393
5.13%, 12/15/2026	5,979	6,804
MPLX LP
2.65%, 08/15/2030	7,390	7,356
4.50%, 04/15/2038	6,723	7,529
4.88%, 06/01/2025	3,000	3,283
5.20%, 03/01/2047	695	851
5.20%, 12/01/2047	560	680
5.50%, 02/15/2049	950	1,213
NGPL PipeCo LLC
3.25%, 07/15/2031(2)	2,055	2,087
Occidental Petroleum Corp.
0.00%, 10/10/2036	4,000	2,270
3.20%, 08/15/2026	3,000	3,092
6.45%, 09/15/2036	2,685	3,423
ONEOK Partners LP
3.38%, 10/01/2022	151	153
5.00%, 09/15/2023	3,923	4,131
6.20%, 09/15/2043	2,500	3,227
6.65%, 10/01/2036	1,050	1,372
ONEOK, Inc.
2.75%, 09/01/2024	6,954	7,146
3.10%, 03/15/2030	13,970	14,229
4.50%, 03/15/2050	915	1,013
4.95%, 07/13/2047	1,850	2,137
Ovintiv Exploration, Inc.
5.38%, 01/01/2026	13,003	14,414
5.63%, 07/01/2024	1,000	1,101
Petroleos Mexicanos
6.35%, 02/12/2048	4,537	3,884
6.49%, 01/23/2027	1,185	1,263
6.50%, 03/13/2027	1,090	1,163
6.50%, 01/23/2029	970	1,006
6.75%, 09/21/2047	4,518	4,010
6.88%, 08/04/2026	2,390	2,628
Phillips 66
4.88%, 11/15/2044	70	88
5.88%, 05/01/2042	3,000	4,132
Phillips 66 Partners LP
3.15%, 12/15/2029	19,655	20,377
3.55%, 10/01/2026	190	202
3.61%, 02/15/2025	560	589
4.90%, 10/01/2046	412	502
Pioneer Natural Resources Co.
1.90%, 08/15/2030	2,330	2,213
2.15%, 01/15/2031	7,905	7,627
Plains All American Pipeline LP
3.55%, 12/15/2029	2,800	2,901
4.65%, 10/15/2025	2,391	2,608
5.15%, 06/01/2042	2,380	2,615
Plains All American Pipeline LP / PAA Finance Corp.
4.70%, 06/15/2044	8,454	8,990
Qatar Energy
1.38%, 09/12/2026(2)	13,142	12,881
2.25%, 07/12/2031(2)	3,240	3,209
Reliance Industries Ltd.
5.40%, 02/14/2022(2)	1,115	1,120
Sabal Trail Transmission LLC
4.68%, 05/01/2038(2)	10,000	11,968
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027	1,700	1,909
5.63%, 03/01/2025	505	561
5.88%, 06/30/2026	10,000	11,473
Saudi Arabian Oil Co.
1.25%, 11/24/2023(2)	352	352
1.63%, 11/24/2025(2)	653	649
Schlumberger Finance Canada Ltd.
1.40%, 09/17/2025	2,640	2,630
Schlumberger Holdings Corp.
3.75%, 05/01/2024(2)	780	818
3.90%, 05/17/2028(2)	852	920
Shell International Finance BV
2.75%, 04/06/2030	3,300	3,447
Sinopec Group Overseas Development 2018 Ltd.
3.68%, 08/08/2049(2)	4,318	4,591
Southern Natural Gas Co. LLC
4.80%, 03/15/2047(2)	428	510
8.00%, 03/01/2032	446	620

Spectra Energy Partners LP
4.50%, 03/15/2045	3,225	3,728
Suncor Energy, Inc.
5.95%, 12/01/2034	1,048	1,348
5.95%, 05/15/2035	350	450
6.80%, 05/15/2038	423	590
7.88%, 06/15/2026	543	662
TC PipeLines LP
3.90%, 05/25/2027	5,000	5,479
4.38%, 03/13/2025	8,465	9,084
Texas Eastern Transmission LP
2.80%, 10/15/2022(2)	714	722
3.50%, 01/15/2028(2)	450	481
TotalEnergies Capital International SA
2.99%, 06/29/2041	4,000	4,052
3.13%, 05/29/2050	2,465	2,527
3.46%, 07/12/2049	1,905	2,058
TransCanada PipeLines Ltd.
4.75%, 05/15/2038	1,000	1,192
6.20%, 10/15/2037	573	779
Valero Energy Corp.
2.15%, 09/15/2027	1,870	1,863
2.80%, 12/01/2031	7,691	7,667
3.65%, 12/01/2051	1,973	1,960
4.35%, 06/01/2028	5,000	5,513
6.63%, 06/15/2037	5,000	6,736
7.50%, 04/15/2032	175	241
Williams Companies, Inc.
2.60%, 03/15/2031	2,530	2,513
4.30%, 03/04/2024	2,500	2,638
4.85%, 03/01/2048	3,000	3,645
4.90%, 01/15/2045	7,000	8,369
5.40%, 03/04/2044	2,750	3,414
5.75%, 06/24/2044	2,500	3,245
6.30%, 04/15/2040	333	451
Woodside Finance Ltd.
3.65%, 03/05/2025(2)	3,300	3,468

Total Energy		599,015

Financials – 11.74%
ABN AMRO Bank NV
1.54% (1 Year CMT Index + 0.80%), 06/16/2027(1)(2)	8,400	8,234
2.47% (1 Year CMT Index + 1.10%), 12/13/2029(1)(2)	1,300	1,300
3.32% (5 Year CMT Index + 1.90%), 03/13/2037(1)(2)	2,500	2,498
4.75%, 07/28/2025(2)	6,031	6,567
AerCap Ireland Capital DAC
1.75%, 01/30/2026	1,140	1,118
2.88%, 08/14/2024	1,060	1,090
3.50%, 01/15/2025	333	348
4.45%, 10/01/2025	3,500	3,767
4.50%, 09/15/2023	5,280	5,538
6.50%, 07/15/2025	1,848	2,112
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.45%, 10/29/2026	1,045	1,054
3.00%, 10/29/2028	13,272	13,460
3.30%, 01/30/2032	1,225	1,248
AIA Group Ltd.
3.20%, 03/11/2025(2)	5,545	5,792
3.20%, 09/16/2040(2)	915	940
3.60%, 04/09/2029(2)	795	867
3.90%, 04/06/2028(2)	1,000	1,103
AIB Group Plc
4.26% (3 Month LIBOR USD + 1.87%), 04/10/2025(1)(2)	1,265	1,332
4.75%, 10/12/2023(2)	5,775	6,108
AIG SunAmerica Global Financing X
6.90%, 03/15/2032(2)	955	1,328
Air Lease Corp.
1.88%, 08/15/2026	3,070	3,019
2.88%, 01/15/2026	1,300	1,341
3.25%, 03/01/2025	710	737
3.25%, 10/01/2029	3,950	4,035
3.38%, 07/01/2025	1,835	1,915
3.88%, 07/03/2023	2,500	2,589
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/2033	1,190	1,118
2.00%, 05/18/2032	2,180	2,082
3.80%, 04/15/2026	338	366
4.00%, 02/01/2050	1,451	1,691
American Campus Communities Operating Partnership LP
2.25%, 01/15/2029	1,600	1,582
American Express Co.
3.55% (5 Year CMT Index + 2.85%), 09/15/2170(1)	3,475	3,481

4.20%, 11/06/2025	1,400	1,540
American Financial Group, Inc.
3.50%, 08/15/2026	1,435	1,535
American International Group, Inc.
3.88%, 01/15/2035	376	416
3.90%, 04/01/2026	1,370	1,485
4.13%, 02/15/2024	107	114
4.50%, 07/16/2044	6,104	7,517
American Tower Corp.
1.50%, 01/31/2028	2,660	2,545
1.88%, 10/15/2030	2,485	2,348
2.10%, 06/15/2030	1,300	1,252
2.25%, 01/15/2022	600	600
2.95%, 01/15/2051	875	829
3.10%, 06/15/2050	1,340	1,303
3.38%, 10/15/2026	506	538
3.70%, 10/15/2049	2,065	2,201
3.80%, 08/15/2029	2,500	2,720
American Tower Trust
3.07%, 03/15/2023(2)	2,900	2,902
AmFam Holdings, Inc.
2.81%, 03/11/2031(2)	5,000	5,105
AmSouth Bancorp
6.75%, 11/01/2025	527	616
ANZ New Zealand Int’l Ltd.
3.45%, 01/21/2028(2)	500	543
Aon Corp. / Aon Global Holdings Plc
2.60%, 12/02/2031	4,576	4,656
Aon Plc
3.50%, 06/14/2024	815	857
4.00%, 11/27/2023	5,000	5,233
Arthur J Gallagher & Co.
3.50%, 05/20/2051	3,000	3,168
Assurant, Inc.
4.20%, 09/27/2023	1,210	1,271
Athene Global Funding
0.95%, 01/08/2024(2)	2,225	2,212
1.73%, 10/02/2026(2)	7,871	7,725
2.50%, 01/14/2025(2)	629	645
2.67%, 06/07/2031(2)	5,583	5,531
2.95%, 11/12/2026(2)	8,370	8,750
Australia & New Zealand Banking Group Ltd.
2.57% (5 Year CMT Index + 1.70%), 11/25/2035(1)(2)	4,590	4,395
4.40%, 05/19/2026(2)	1,816	1,988
4.50%, 03/19/2024(2)	9,000	9,581
Aviation Capital Group LLC
3.88%, 05/01/2023(2)	780	803
5.50%, 12/15/2024(2)	1,745	1,909
Avolon Holdings Funding Ltd.
2.13%, 02/21/2026(2)	1,430	1,403
2.53%, 11/18/2027(2)	15,330	14,892
2.88%, 02/15/2025(2)	3,704	3,784
3.63%, 05/01/2022(2)	1,000	1,006
3.95%, 07/01/2024(2)	2,835	2,970
4.25%, 04/15/2026(2)	1,710	1,812
4.38%, 05/01/2026(2)	790	846
5.25%, 05/15/2024(2)	2,790	2,993
5.50%, 01/15/2026(2)	4,364	4,823
Banco Nacional de Panama
2.50%, 08/11/2030(2)	2,750	2,578
Banco Santander SA
1.24% (3 Month LIBOR USD + 1.12%), 04/12/2023(1)	1,000	1,010
1.72% (1 Year CMT Index + 0.90%), 09/14/2027(1)	3,200	3,142
1.85%, 03/25/2026	6,600	6,570
2.75%, 05/28/2025	1,600	1,654
2.75%, 12/03/2030	1,400	1,370
3.13%, 02/23/2023	1,400	1,433
3.23% (1 Year CMT Index + 1.60%), 11/22/2032(1)	3,000	3,003
3.50%, 04/11/2022	5,000	5,038
5.18%, 11/19/2025	1,500	1,670
Bank of America Corp.
1.53% (Secured Overnight Financing Rate + 0.65%), 12/06/2025(1)	9,210	9,225
1.66% (Secured Overnight Financing Rate + 0.91%), 03/11/2027(1)	950	943
1.73% (Secured Overnight Financing Rate + 0.96%), 07/22/2027(1)	4,500	4,467
1.90% (Secured Overnight Financing Rate + 1.53%), 07/23/2031(1)	1,285	1,230
2.09% (Secured Overnight Financing Rate + 1.06%), 06/14/2029(1)	15,630	15,520
2.30% (Secured Overnight Financing Rate + 1.22%), 07/21/2032(1)	26,051	25,614
2.46% (3 Month LIBOR USD + 0.87%), 10/22/2025(1)	2,000	2,054
2.50% (3 Month LIBOR USD + 0.99%), 02/13/2031(1)	2,965	2,973
2.57% (Secured Overnight Financing Rate + 1.21%), 10/20/2032(1)	4,515	4,537
2.59% (Secured Overnight Financing Rate + 2.15%), 04/29/2031(1)	11,813	11,933

2.68% (Secured Overnight Financing Rate + 1.93%), 06/19/2041(1)	13,584	13,076
2.69% (Secured Overnight Financing Rate + 1.32%), 04/22/2032(1)	17,025	17,277
2.88% (3 Month LIBOR USD + 1.19%), 10/22/2030(1)	5,130	5,297
3.00% (3 Month LIBOR USD + 0.79%), 12/20/2023(1)	4,530	4,624
3.09% (3 Month LIBOR USD + 1.09%), 10/01/2025(1)	5,000	5,202
3.25%, 10/21/2027	2,668	2,840
3.37% (3 Month LIBOR USD + 0.81%), 01/23/2026(1)	1,500	1,578
3.42% (3 Month LIBOR USD + 1.04%), 12/20/2028(1)	4,023	4,295
3.55% (3 Month LIBOR USD + 0.78%), 03/05/2024(1)	4,105	4,227
3.59% (3 Month LIBOR USD + 1.37%), 07/21/2028(1)	7,800	8,395
3.71% (3 Month LIBOR USD + 1.51%), 04/24/2028(1)	4,500	4,884
3.82% (3 Month LIBOR USD + 1.58%), 01/20/2028(1)	12,795	13,855
3.86% (3 Month LIBOR USD + 0.94%), 07/23/2024(1)	8,174	8,516
3.95%, 04/21/2025	5,201	5,559
3.97% (3 Month LIBOR USD + 1.21%), 02/07/2030(1)	2,820	3,106
4.00%, 01/22/2025	5,349	5,713
4.20%, 08/26/2024	4,140	4,437
4.27% (3 Month LIBOR USD + 1.31%), 07/23/2029(1)	1,500	1,672
4.30% (3 Month LIBOR USD + 2.66%), 07/28/2170(1)	3,075	3,110
4.45%, 03/03/2026	7,140	7,861
6.11%, 01/29/2037	3,580	4,816
7.75%, 05/14/2038	137	215
Bank of Ireland Group Plc
2.03% (1 Year CMT Index + 1.10%), 09/30/2027(1)(2)	6,132	6,022
Bank of Montreal
1.85%, 05/01/2025	1,950	1,979
3.80% (5 Year Swap Rate USD + 1.43%), 12/15/2032(1)	7,167	7,687
Bank of New York Mellon Corp.
2.95%, 01/29/2023	1,000	1,022
3.00%, 02/24/2025	5,360	5,623
3.30%, 08/23/2029	241	260
Bank of New Zealand
3.50%, 02/20/2024(2)	950	995
Banque Federative du Credit Mutuel SA
1.60%, 10/04/2026(2)	3,100	3,057
3.75%, 07/20/2023(2)	1,650	1,722
Barclays Plc
1.01% (1 Year CMT Index + 0.80%), 12/10/2024(1)	3,434	3,409
2.89% (1 Year CMT Index + 1.30%), 11/24/2032(1)	1,572	1,583
3.65%, 03/16/2025	2,522	2,664
3.68%, 01/10/2023	8,150	8,154
3.93% (3 Month LIBOR USD + 1.61%), 05/07/2025(1)	7,000	7,362
4.34%, 01/10/2028	2,360	2,577
4.61% (3 Month LIBOR USD + 1.40%), 02/15/2023(1)	2,300	2,310
4.97% (3 Month LIBOR USD + 1.90%), 05/16/2029(1)	2,450	2,795
5.20%, 05/12/2026	500	558
Berkshire Hathaway Finance Corp.
2.50%, 01/15/2051	1,227	1,139
2.85%, 10/15/2050	4,365	4,301
4.30%, 05/15/2043	322	385
4.40%, 05/15/2042	1,524	1,857
BlackRock, Inc.
2.10%, 02/25/2032	14,128	14,017
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/2045(2)	170	208
Blackstone Secured Lending Fund
3.65%, 07/14/2023	2,110	2,175
BNP Paribas SA
1.32% (Secured Overnight Financing Rate + 1.00%), 01/13/2027(1)(2)	8,178	7,958
1.68% (Secured Overnight Financing Rate + 0.91%), 06/30/2027(1)(2)	2,660	2,615
1.90% (Secured Overnight Financing Rate + 1.61%), 09/30/2028(1)(2)	6,280	6,130
2.16% (Secured Overnight Financing Rate + 1.22%), 09/15/2029(1)(2)	4,000	3,921
2.22% (Secured Overnight Financing Rate + 2.07%), 06/09/2026(1)(2)	782	789
2.59% (5 Year CMT Index + 2.05%), 08/12/2035(1)(2)	6,899	6,609
2.82% (3 Month LIBOR USD + 1.11%), 11/19/2025(1)(2)	4,000	4,117
2.87% (Secured Overnight Financing Rate + 1.39%), 04/19/2032(1)(2)	3,560	3,610
3.38%, 01/09/2025(2)	10,725	11,261
3.50%, 03/01/2023(2)	430	443
4.71% (3 Month LIBOR USD + 2.24%), 01/10/2025(1)(2)	1,600	1,703
BNZ International Funding Ltd.
2.65%, 11/03/2022(2)	1,516	1,542
BOC Aviation Ltd.
2.75%, 09/18/2022(2)	780	786
BOC Aviation USA Corp.
1.63%, 04/29/2024(2)	2,170	2,167
Boston Properties LP
3.13%, 09/01/2023	300	309
3.20%, 01/15/2025	1,139	1,193
3.65%, 02/01/2026	557	597
BPCE SA
1.00%, 01/20/2026(2)	3,225	3,119

1.65% (Secured Overnight Financing Rate + 1.52%), 10/06/2026(1)(2)	1,566	1,545
2.28% (Secured Overnight Financing Rate + 1.31%), 01/20/2032(1)(2)	10,100	9,732
2.75%, 01/11/2023(2)	1,000	1,021
3.12% (Secured Overnight Financing Rate + 1.73%), 10/19/2032(1)(2)	3,000	3,010
3.25%, 01/11/2028(2)	7,815	8,314
4.50%, 03/15/2025(2)	2,000	2,155
4.63%, 07/11/2024(2)	1,300	1,389
5.15%, 07/21/2024(2)	2,800	3,032
5.70%, 10/22/2023(2)	3,645	3,918
Brixmor Operating Partnership LP
2.25%, 04/01/2028	1,930	1,920
2.50%, 08/16/2031	1,080	1,057
3.85%, 02/01/2025	1,100	1,163
4.05%, 07/01/2030	2,286	2,494
Brookfield Finance, Inc.
3.90%, 01/25/2028	770	845
4.70%, 09/20/2047	769	944
4.85%, 03/29/2029	875	1,009
Brown & Brown, Inc.
2.38%, 03/15/2031	4,150	4,042
Capital One Bank USA N.A.
3.38%, 02/15/2023	4,500	4,625
Capital One Financial Corp.
2.62% (Secured Overnight Financing Rate + 1.27%), 11/02/2032(1)	2,495	2,488
3.20%, 02/05/2025	726	761
3.75%, 07/28/2026	960	1,029
3.90%, 01/29/2024	3,600	3,788
4.20%, 10/29/2025	400	436
Cboe Global Markets, Inc.
1.63%, 12/15/2030	10,880	10,334
Charles Schwab Corp.
1.65%, 03/11/2031	11,130	10,688
3.20%, 03/02/2027	1,700	1,814
3.23%, 09/01/2022	165	168
Citigroup, Inc.
1.12% (Secured Overnight Financing Rate + 0.77%), 01/28/2027(1)	32,820	31,966
2.52% (Secured Overnight Financing Rate + 1.18%), 11/03/2032(1)	1,140	1,139
2.56% (Secured Overnight Financing Rate + 1.17%), 05/01/2032(1)	19,270	19,370
2.57% (Secured Overnight Financing Rate + 2.11%), 06/03/2031(1)	4,423	4,461
2.88% (3 Month LIBOR USD + 0.95%), 07/24/2023(1)	2,500	2,530
3.14% (3 Month LIBOR USD + 0.72%), 01/24/2023(1)	2,276	2,279
3.20%, 10/21/2026	905	959
3.52% (3 Month LIBOR USD + 1.15%), 10/27/2028(1)	3,846	4,126
3.67% (3 Month LIBOR USD + 1.39%), 07/24/2028(1)	7,895	8,515
3.70%, 01/12/2026	9,150	9,894
3.89% (3 Month LIBOR USD + 1.56%), 01/10/2028(1)	14,855	16,105
3.98% (3 Month LIBOR USD + 1.34%), 03/20/2030(1)	3,490	3,853
4.08% (3 Month LIBOR USD + 1.19%), 04/23/2029(1)	1,111	1,225
4.30%, 11/20/2026	1,570	1,737
4.40%, 06/10/2025	12,181	13,265
4.45%, 09/29/2027	10,467	11,671
6.63%, 01/15/2028	387	484
Citizens Bank N.A.
3.70%, 03/29/2023	1,370	1,413
Citizens Financial Group, Inc.
2.64%, 09/30/2032	343	339
3.25%, 04/30/2030	5,000	5,279
CNA Financial Corp.
3.45%, 08/15/2027	820	882
3.95%, 05/15/2024	303	320
7.25%, 11/15/2023	7,470	8,287
Comerica, Inc.
4.00%, 02/01/2029	1,900	2,123
Commonwealth Bank of Australia
3.31%, 03/11/2041(2)	1,255	1,279
3.74%, 09/12/2039(2)	5,000	5,358
Cooperatieve Rabobank UA
4.38%, 08/04/2025	570	617
Corporate Office Properties LP
2.00%, 01/15/2029	860	827
2.90%, 12/01/2033	5,350	5,225
Credit Agricole SA
1.25% (Secured Overnight Financing Rate + 0.89%), 01/26/2027(1)(2)	27,806	27,057
1.91% (Secured Overnight Financing Rate + 1.68%), 06/16/2026(1)(2)	6,715	6,728
2.81%, 01/11/2041(2)	1,485	1,421
4.00% (5 Year Swap Rate USD + 1.64%), 01/10/2033(1)(2)	5,000	5,328
4.38%, 03/17/2025(2)	305	328
Credit Suisse AG/New York NY
1.25%, 08/07/2026	3,100	3,022
Credit Suisse Group AG
1.31% (Secured Overnight Financing Rate + 0.98%), 02/02/2027(1)(2)	4,075	3,937

2.19% (Secured Overnight Financing Rate + 2.04%), 06/05/2026(1)(2)	1,020	1,026
2.59% (Secured Overnight Financing Rate + 1.56%), 09/11/2025(1)(2)	1,450	1,481
3.09% (Secured Overnight Financing Rate + 1.73%), 05/14/2032(1)(2)	2,915	2,966
3.57%, 01/09/2023(2)	3,216	3,217
3.80%, 06/09/2023	8,500	8,806
3.87% (3 Month LIBOR USD + 1.41%), 01/12/2029(1)(2)	2,000	2,141
4.28%, 01/09/2028(2)	3,973	4,313
4.55%, 04/17/2026	1,500	1,653
Crown Castle International Corp.
2.25%, 01/15/2031	2,585	2,518
4.00%, 03/01/2027	261	284
CubeSmart LP
2.25%, 12/15/2028	7,275	7,276
Dai-ichi Life Insurance Co. Ltd.
4.00% (3 Month LIBOR USD + 3.66%), 01/24/2170(1)(2)	1,179	1,256
Daiwa Securities Group, Inc.
3.13%, 04/19/2022(2)	854	860
Danske Bank
1.17% (1 Year CMT Index + 1.03%), 12/08/2023(1)(2)	4,448	4,447
1.62% (1 Year CMT Index + 1.35%), 09/11/2026(1)(2)	2,000	1,970
2.70%, 03/02/2022(2)	542	544
Deutsche Bank AG
0.90%, 05/28/2024	2,826	2,801
0.96%, 11/08/2023	5,520	5,510
2.13% (Secured Overnight Financing Rate + 1.87%), 11/24/2026(1)(13)	6,700	6,689
2.22% (Secured Overnight Financing Rate + 2.16%), 09/18/2024(1)	2,835	2,871
3.30%, 11/16/2022	3,000	3,062
3.70%, 05/30/2024	850	893
3.70%, 05/30/2024	2,063	2,166
3.95%, 02/27/2023	5,000	5,156
Dexia Credit Local SA
3.25%, 09/26/2023(2)	500	521
Digital Realty Trust LP
3.70%, 08/15/2027	462	501
Discover Bank
3.35%, 02/06/2023	2,000	2,048
3.45%, 07/27/2026	2,800	2,962
4.20%, 08/08/2023	6,305	6,621
4.65%, 09/13/2028	4,000	4,539
Discover Financial Services
3.75%, 03/04/2025	2,920	3,089
4.10%, 02/09/2027	3,471	3,762
DNB Bank ASA
0.86% (1 Year CMT Index + 0.33%), 09/30/2025(1)(2)	11,033	10,891
1.13% (1 Year CMT Index + 0.85%), 09/16/2026(1)(2)	4,000	3,913
1.61% (1 Year CMT Index + 0.68%), 03/30/2028(1)(2)	3,435	3,352
Duke Realty LP
2.88%, 11/15/2029	800	831
3.25%, 06/30/2026	203	215
Equinix, Inc.
2.00%, 05/15/2028	4,467	4,384
2.90%, 11/18/2026	2,580	2,673
Equitable Financial Life Global Funding
1.70%, 11/12/2026(2)	4,332	4,273
Essex Portfolio LP
1.65%, 01/15/2031	910	848
2.65%, 03/15/2032	1,740	1,746
Extra Space Storage LP
2.35%, 03/15/2032	7,041	6,844
F&G Global Funding
1.75%, 06/30/2026(2)	1,905	1,893
Federation des Caisses Desjardins du Quebec
2.05%, 02/10/2025(2)	5,000	5,062
Fifth Third Bancorp
3.65%, 01/25/2024	1,420	1,488
FMR LLC
4.95%, 02/01/2033(2)	250	305
6.45%, 11/15/2039(2)	258	374
GAIF Bond Issuer Pty Ltd.
3.40%, 09/30/2026(2)	1,000	1,066
Globe Life, Inc.
4.55%, 09/15/2028	3,000	3,401
Goldman Sachs Capital I
6.35%, 02/15/2034	127	175
Goldman Sachs Group, Inc.
1.43% (Secured Overnight Financing Rate + 0.80%), 03/09/2027(1)	5,125	5,021
1.54% (Secured Overnight Financing Rate + 0.82%), 09/10/2027(1)	6,340	6,212
1.95% (Secured Overnight Financing Rate + 0.91%), 10/21/2027(1)	2,020	2,011
1.99% (Secured Overnight Financing Rate + 1.09%), 01/27/2032(1)	7,395	7,090
2.38% (Secured Overnight Financing Rate + 1.25%), 07/21/2032(1)	3,165	3,116
2.62% (Secured Overnight Financing Rate + 1.28%), 04/22/2032(1)	9,805	9,875

2.65% (Secured Overnight Financing Rate + 1.26%), 10/21/2032(1)	11,273	11,344
2.91% (3 Month LIBOR USD + 0.99%), 07/24/2023(1)	6,350	6,421
3.27% (3 Month LIBOR USD + 1.20%), 09/29/2025(1)	5,590	5,865
3.50%, 01/23/2025	6,509	6,862
3.50%, 11/16/2026	1,700	1,812
3.69% (3 Month LIBOR USD + 1.51%), 06/05/2028(1)	9,911	10,673
3.75%, 02/25/2026	9,005	9,698
4.22% (3 Month LIBOR USD + 1.30%), 05/01/2029(1)	6,655	7,393
4.41% (3 Month LIBOR USD + 1.43%), 04/23/2039(1)	8,005	9,562
5.15%, 05/22/2045	4,000	5,202
6.75%, 10/01/2037	2,170	3,077
Goodman US Finance Four LLC
4.50%, 10/15/2037(2)	200	232
Goodman US Finance Three LLC
3.70%, 03/15/2028(2)	862	930
Great-West Lifeco Finance 2018 LP
4.58%, 05/17/2048(2)	650	839
GTP Acquisition Partners I LLC
3.48%, 06/16/2025(2)	1,824	1,896
Guardian Life Insurance Co. of America
4.85%, 01/24/2077(2)	5,610	7,327
Hanover Insurance Group, Inc.
2.50%, 09/01/2030	5,610	5,578
Hartford Financial Services Group, Inc.
3.60%, 08/19/2049	1,000	1,095
4.30%, 04/15/2043	1,080	1,272
Healthcare Trust of America Holdings LP
2.00%, 03/15/2031	1,380	1,306
Healthpeak Properties, Inc.
1.35%, 02/01/2027	1,332	1,296
3.40%, 02/01/2025	41	43
3.50%, 07/15/2029	1,742	1,889
High Street Funding Trust II
4.68%, 02/15/2048(2)	5,250	6,453
HSBC Holdings Plc
1.59% (Secured Overnight Financing Rate + 1.29%), 05/24/2027(1)	2,500	2,445
2.01% (Secured Overnight Financing Rate + 1.73%), 09/22/2028(1)	3,585	3,509
2.21% (Secured Overnight Financing Rate + 1.29%), 08/17/2029(1)	9,240	9,061
2.25% (Secured Overnight Financing Rate + 1.10%), 11/22/2027(1)	10,943	10,966
2.36% (Secured Overnight Financing Rate + 1.95%), 08/18/2031(1)	2,580	2,521
2.87% (Secured Overnight Financing Rate + 1.41%), 11/22/2032(1)	2,095	2,112
3.60%, 05/25/2023	1,000	1,037
3.80% (3 Month LIBOR USD + 1.21%), 03/11/2025(1)	9,352	9,814
3.95% (3 Month LIBOR USD + 0.99%), 05/18/2024(1)	1,301	1,349
3.97% (3 Month LIBOR USD + 1.61%), 05/22/2030(1)	1,000	1,085
4.04% (3 Month LIBOR USD + 1.55%), 03/13/2028(1)	3,161	3,417
4.25%, 03/14/2024	1,000	1,056
4.25%, 08/18/2025	1,009	1,085
4.29% (3 Month LIBOR USD + 1.35%), 09/12/2026(1)	7,000	7,557
4.30%, 03/08/2026	1,000	1,096
6.10%, 01/14/2042	1,060	1,516
ING Groep NV
1.40% (1 Year CMT Index + 1.10%), 07/01/2026(1)(2)	1,940	1,919
1.73% (Secured Overnight Financing Rate + 1.01%), 04/01/2027(1)	705	700
Intact US Holdings, Inc.
4.60%, 11/09/2022	1,500	1,542
International Lease Finance Corp.
5.88%, 08/15/2022	438	452
8.63%, 01/15/2022	1,200	1,203
Intesa Sanpaolo SpA
4.00%, 09/23/2029(2)	10,590	11,357
Invesco Finance Plc
3.75%, 01/15/2026	4,000	4,324
4.00%, 01/30/2024	2,489	2,628
Jackson National Life Global Funding
2.50%, 06/27/2022(2)	800	808
3.05%, 04/29/2026(2)	473	497
3.25%, 01/30/2024(2)	460	479
Jefferies Group LLC
6.25%, 01/15/2036	155	205
6.45%, 06/08/2027	428	521
John Hancock Life Insurance Co.
7.38%, 02/15/2024(2)	731	820
JP Morgan Chase & Co.
1.47% (Secured Overnight Financing Rate + 0.77%), 09/22/2027(1)	12,200	11,959
1.58% (Secured Overnight Financing Rate + 0.89%), 04/22/2027(1)	5,000	4,941
2.07% (Secured Overnight Financing Rate + 1.02%), 06/01/2029(1)	13,527	13,414
2.58% (Secured Overnight Financing Rate + 1.25%), 04/22/2032(1)	6,390	6,472
2.95%, 10/01/2026	5,000	5,278
3.11% (Secured Overnight Financing Rate + 2.44%), 04/22/2051(1)	1,474	1,523
3.13%, 01/23/2025	13,475	14,149

3.20%, 06/15/2026	3,989	4,230
3.30%, 04/01/2026	1,870	1,994
3.38%, 05/01/2023	3,800	3,918
3.56% (3 Month LIBOR USD + 0.73%), 04/23/2024(1)	8,000	8,267
3.96% (3 Month LIBOR USD + 1.38%), 11/15/2048(1)	5,770	6,767
4.00% (Secured Overnight Financing Rate + 2.75%), 10/01/2170(1)	4,275	4,296
4.01% (3 Month LIBOR USD + 1.12%), 04/23/2029(1)	2,320	2,561
4.26% (3 Month LIBOR USD + 1.58%), 02/22/2048(1)	5,140	6,283
4.45% (3 Month LIBOR USD + 1.33%), 12/05/2029(1)	9,660	10,963
4.60% (Secured Overnight Financing Rate + 3.13%), 08/01/2170(1)	1,985	2,037
5.00% (Secured Overnight Financing Rate + 3.38%), 02/01/2170(1)	5,010	5,148
KeyBank N.A.
3.18%, 05/22/2022	567	573
KeyCorp
4.15%, 10/29/2025	950	1,038
KKR Group Finance Co. X LLC
3.25%, 12/15/2051(2)	3,044	3,033
LeasePlan Corp. NV
2.88%, 10/24/2024(2)	5,500	5,669
Liberty Mutual Group, Inc.
3.95%, 10/15/2050(2)	6,769	7,492
4.25%, 06/15/2023(2)	72	75
4.57%, 02/01/2029(2)	2,301	2,644
Liberty Mutual Insurance Co.
7.70%, 10/15/2097(2)	100	157
8.50%, 05/15/2025(2)	700	843
Life Storage LP
2.20%, 10/15/2030	2,630	2,583
2.40%, 10/15/2031	1,310	1,288
4.00%, 06/15/2029	1,831	2,030
Lincoln National Corp.
7.00%, 06/15/2040	1,715	2,615
Lloyds Banking Group Plc
1.63% (1 Year CMT Index + 0.85%), 05/11/2027(1)	2,280	2,245
2.91% (3 Month LIBOR USD + 0.81%), 11/07/2023(1)	8,950	9,094
3.57% (3 Month LIBOR USD + 1.21%), 11/07/2028(1)	1,000	1,068
3.75%, 01/11/2027	2,000	2,164
4.05%, 08/16/2023	3,000	3,143
4.38%, 03/22/2028	949	1,065
4.45%, 05/08/2025	855	929
4.50%, 11/04/2024	2,010	2,165
4.58%, 12/10/2025	550	600
LSEGA Financing Plc
2.00%, 04/06/2028(2)	4,565	4,506
LXP Industrial Trust
2.38%, 10/01/2031	7,245	6,949
Macquarie Bank Ltd.
3.05% (5 Year CMT Index + 1.70%), 03/03/2036(1)(2)	2,090	2,060
4.00%, 07/29/2025(2)	500	541
Macquarie Group Ltd.
2.87% (Secured Overnight Financing Rate + 1.53%), 01/14/2033(1)(2)	4,000	3,988
3.19% (3 Month LIBOR USD + 1.02%), 11/28/2023(1)(2)	6,000	6,104
4.15% (3 Month LIBOR USD + 1.33%), 03/27/2024(1)(2)	2,000	2,072
5.03% (3 Month LIBOR USD + 1.75%), 01/15/2030(1)(2)	4,445	5,135
Markel Corp.
3.63%, 03/30/2023	400	412
4.15%, 09/17/2050	655	749
5.00%, 04/05/2046	1,265	1,603
Massachusetts Mutual Life Insurance Co.
3.73%, 10/15/2070(2)	2,690	2,977
4.90%, 04/01/2077(2)	5,000	6,531
7.63%, 11/15/2023(2)	300	328
MassMutual Global Funding II
2.75%, 06/22/2024(2)	700	726
MBIA Insurance Corp.
11.38% (3 Month LIBOR USD + 11.26%), 01/15/2033(1)(2)	86	10
MetLife, Inc.
4.88%, 11/13/2043	3,000	3,891
6.40%, 12/15/2036	3,530	4,343
Metropolitan Life Global Funding I
3.00%, 01/10/2023(2)	407	417
3.00%, 09/19/2027(2)	1,180	1,254
3.88%, 04/11/2022(2)	1,480	1,494
Mid-America Apartments LP
1.70%, 02/15/2031	1,330	1,270
4.00%, 11/15/2025	1,500	1,621
Mitsubishi HC Capital, Inc.
2.65%, 09/19/2022(2)	764	772
3.96%, 09/19/2023(2)	2,730	2,845
Mitsubishi UFJ Financial Group, Inc.
0.85% (1 Year CMT Index + 0.68%), 09/15/2024(1)	11,588	11,531

2.05%, 07/17/2030	2,940	2,855
2.19%, 02/25/2025	5,000	5,099
2.53%, 09/13/2023	481	493
2.67%, 07/25/2022	800	809
3.00%, 02/22/2022	206	207
3.46%, 03/02/2023	4,000	4,118
3.75%, 07/18/2039	1,615	1,831
Mizuho Bank Ltd.
3.60%, 09/25/2024(2)	1,250	1,324
Mizuho Financial Group, Inc.
1.23% (1 Year CMT Index + 0.67%), 05/22/2027(1)	2,378	2,306
1.24% (Secured Overnight Financing Rate + 1.25%), 07/10/2024(1)(4)	1,480	1,484
2.17% (1 Year CMT Index + 0.87%), 05/22/2032(1)	8,000	7,779
2.23% (3 Month LIBOR USD + 0.83%), 05/25/2026(1)	1,740	1,766
2.26% (1 Year CMT Index + 0.90%), 07/09/2032(1)	1,000	977
2.87% (Secured Overnight Financing Rate + 1.57%), 09/13/2030(1)	1,620	1,672
Morgan Stanley
1.51% (Secured Overnight Financing Rate + 0.86%), 07/20/2027(1)	12,017	11,828
1.79% (Secured Overnight Financing Rate + 1.03%), 02/13/2032(1)	2,440	2,310
1.93% (Secured Overnight Financing Rate + 1.02%), 04/28/2032(1)	13,945	13,325
2.19% (Secured Overnight Financing Rate + 1.99%), 04/28/2026(1)	9,020	9,197
2.24% (Secured Overnight Financing Rate + 1.18%), 07/21/2032(1)	3,555	3,477
2.51% (Secured Overnight Financing Rate + 1.20%), 10/20/2032(1)	5,953	5,947
2.72% (Secured Overnight Financing Rate + 1.15%), 07/22/2025(1)	873	900
3.22% (Secured Overnight Financing Rate + 1.49%), 04/22/2042(1)	5,000	5,238
3.59% (3 Month LIBOR USD + 1.34%), 07/22/2028(1)	5,882	6,341
3.63%, 01/20/2027	9,380	10,169
3.70%, 10/23/2024	2,029	2,161
3.77% (3 Month LIBOR USD + 1.14%), 01/24/2029(1)	4,371	4,756
3.88%, 04/29/2024	2,050	2,173
3.88%, 01/27/2026	1,725	1,865
3.95%, 04/23/2027	14,190	15,621
4.10%, 05/22/2023	3,460	3,604
4.35%, 09/08/2026	930	1,028
4.43% (3 Month LIBOR USD + 1.63%), 01/23/2030(1)	2,304	2,626
5.00%, 11/24/2025	4,959	5,551
MUFG Bank Ltd.
3.75%, 03/10/2024(2)	3,215	3,389
4.10%, 09/09/2023(2)	239	252
National Australia Bank Ltd.
2.33%, 08/21/2030(2)	7,300	6,993
3.93% (5 Year CMT Index + 1.88%), 08/02/2034(1)(2)	2,330	2,471
National Retail Properties, Inc.
3.50%, 10/15/2027	400	428
3.60%, 12/15/2026	700	745
3.90%, 06/15/2024	1,310	1,383
Nationwide Building Society
1.00%, 08/28/2025(2)	1,085	1,057
1.50%, 10/13/2026(2)	2,800	2,747
4.00%, 09/14/2026(2)	9,650	10,360
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039(2)	7,150	12,345
Natwest Group Plc
1.64% (1 Year CMT Index + 0.90%), 06/14/2027(1)	11,094	10,942
3.75% (5 Year CMT Index + 2.10%), 11/01/2029(1)	1,833	1,911
3.88%, 09/12/2023	1,300	1,356
4.45% (3 Month LIBOR USD + 1.87%), 05/08/2030(1)	1,500	1,685
4.52% (3 Month LIBOR USD + 1.55%), 06/25/2024(1)	555	581
4.80%, 04/05/2026	3,017	3,356
4.89% (3 Month LIBOR USD + 1.75%), 05/18/2029(1)	5,490	6,279
5.08% (3 Month LIBOR USD + 1.91%), 01/27/2030(1)	7,000	8,119
NatWest Markets Plc
1.60%, 09/29/2026(2)	2,390	2,351
New York Life Global Funding
3.00%, 01/10/2028(2)	2,022	2,153
New York Life Insurance Co.
4.45%, 05/15/2069(2)	4,225	5,373
Nomura Holdings, Inc.
1.65%, 07/14/2026	5,000	4,908
1.85%, 07/16/2025	5,000	4,997
2.61%, 07/14/2031	2,025	1,998
2.65%, 01/16/2025	2,597	2,671
2.68%, 07/16/2030	1,550	1,543
Nordea Bank Abp
1.50%, 09/30/2026(2)	1,479	1,453
3.75%, 08/30/2023(2)	4,000	4,177
4.25%, 09/21/2022(2)	12,865	13,183
Northern Trust Corp.
3.38% (3 Month LIBOR USD + 1.13%), 05/08/2032(1)	411	433
Northwestern Mutual Global Funding
1.70%, 06/01/2028(2)	1,995	1,974

Office Properties Income Trust
2.40%, 02/01/2027	2,800	2,710
4.00%, 07/15/2022	1,255	1,272
4.50%, 02/01/2025	2,261	2,383
Ontario Teachers’ Cadillac Fairview Properties Trust
3.13%, 03/20/2022(2)	1,003	1,006
3.88%, 03/20/2027(2)	1,044	1,142
ORIX Corp.
3.25%, 12/04/2024	1,500	1,580
Pacific Life Insurance Co.
4.30% (3 Month LIBOR USD + 2.80%), 10/24/2067(1)(2)	743	852
Park Aerospace Holdings Ltd.
4.50%, 03/15/2023(2)	2,655	2,740
5.50%, 02/15/2024(2)	275	295
People’s United Bank N.A.
4.00%, 07/15/2024	4,350	4,567
Physicians Realty LP
2.63%, 11/01/2031	1,360	1,359
PNC Bank N.A.
2.50%, 08/27/2024	1,615	1,668
3.88%, 04/10/2025	7,840	8,418
4.20%, 11/01/2025	322	354
Principal Life Global Funding II
3.00%, 04/18/2026(2)	2,000	2,098
Private Export Funding Corp.
2.80%, 05/15/2022	1,200	1,211
3.25%, 06/15/2025	1,280	1,355
3.55%, 01/15/2024	2,489	2,617
Prologis LP
1.25%, 10/15/2030	10,115	9,407
2.25%, 04/15/2030	305	307
Protective Life Corp.
4.30%, 09/30/2028(2)	4,500	5,082
Prudential Financial, Inc.
3.91%, 12/07/2047	1,231	1,429
6.63%, 06/21/2040	5,995	8,959
Prudential Insurance Co. of America
8.30%, 07/01/2025(2)	1,691	2,046
Public Storage
1.95%, 11/09/2028	3,289	3,277
2.25%, 11/09/2031	1,401	1,408
Realty Income Corp.
1.80%, 03/15/2033	1,320	1,237
3.25%, 01/15/2031	1,740	1,871
4.60%, 02/06/2024	7,100	7,551
Regency Centers LP
2.95%, 09/15/2029	2,200	2,283
Royal Bank of Canada
2.30%, 11/03/2031	11,089	11,141
Sabra Health Care LP
3.20%, 12/01/2031	2,195	2,145
Safehold Operating Partnership LP
2.80%, 06/15/2031	7,000	6,906
2.85%, 01/15/2032	4,308	4,223
Sammons Financial Group, Inc.
3.35%, 04/16/2031(2)	7,000	7,053
Santander UK Group Holdings Plc
1.67% (Secured Overnight Financing Rate + 0.99%), 06/14/2027(1)	2,290	2,242
3.82% (3 Month LIBOR USD + 1.40%), 11/03/2028(1)	800	859
Santander UK Plc
5.00%, 11/07/2023(2)	4,150	4,413
Scentre Group Trust 1 / Scentre Group Trust 2
3.50%, 02/12/2025(2)	1,390	1,463
Scentre Group Trust 2
4.75% (5 Year CMT Index + 4.38%), 09/24/2080(1)(2)	1,865	1,951
Simon Property Group LP
2.25%, 01/15/2032	5,628	5,476
SITE Centers Corp.
4.70%, 06/01/2027	368	407
Societe Generale SA
1.49% (1 Year CMT Index + 1.10%), 12/14/2026(1)(2)	19,302	18,799
1.79% (1 Year CMT Index + 1.00%), 06/09/2027(1)(2)	7,100	6,948
2.63%, 01/22/2025(2)	9,980	10,231
2.89% (1 Year CMT Index + 1.30%), 06/09/2032(1)(2)	8,975	8,953
3.00%, 01/22/2030(2)	1,689	1,744
3.25%, 01/12/2022(2)	7,000	7,004
3.63%, 03/01/2041(2)	6,000	6,104
4.25%, 04/14/2025(2)	2,880	3,065
5.00%, 01/17/2024(2)	860	915
SouthTrust Bank
7.69%, 05/15/2025	253	295

Standard Chartered Plc
1.21% (1 Year CMT Index + 0.88%), 03/23/2025(1)(2)	1,789	1,773
1.46% (1 Year CMT Index + 1.00%), 01/14/2027(1)(2)	8,645	8,373
1.82% (1 Year CMT Index + 0.95%), 11/23/2025(1)(2)	7,954	7,944
2.82% (3 Month LIBOR USD + 1.21%), 01/30/2026(1)(2)	1,360	1,394
4.25% (3 Month LIBOR USD + 1.15%), 01/20/2023(1)(2)	3,230	3,235
4.30%, 02/19/2027(2)	1,810	1,933
4.87% (5 Year 1100 Run ICE Swap Rate USD + 1.97%), 03/15/2033(1)(2)	800	870
5.20%, 01/26/2024(2)	609	650
State Bank of India
4.38%, 01/24/2024(2)	6,475	6,820
State Street Corp.
2.20%, 03/03/2031	14,130	14,006
Sumitomo Life Insurance Co.
4.00% (3 Month LIBOR USD + 2.99%), 09/14/2077(1)(2)	1,000	1,070
Sumitomo Mitsui Banking Corp.
3.95%, 07/19/2023	250	262
Sumitomo Mitsui Financial Group, Inc.
1.47%, 07/08/2025	3,668	3,649
2.13%, 07/08/2030	2,650	2,575
2.63%, 07/14/2026	644	667
3.04%, 07/16/2029	5,005	5,216
3.10%, 01/17/2023	1,033	1,057
Sumitomo Mitsui Trust Bank Ltd.
1.55%, 03/25/2026(2)	3,871	3,839
Synchrony Financial
3.95%, 12/01/2027	1,500	1,611
4.50%, 07/23/2025	4,000	4,322
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047(2)	3,360	4,058
4.90%, 09/15/2044(2)	200	257
6.85%, 12/16/2039(2)	218	325
Temasek Financial I Ltd.
2.38%, 08/02/2041(2)	1,236	1,207
Trinity Acquisition Plc
4.40%, 03/15/2026	2,300	2,516
6.13%, 08/15/2043	5,000	6,903
Truist Financial Corp.
2.85%, 10/26/2024	1,000	1,045
4.00%, 05/01/2025	424	457
4.80% (5 Year CMT Index + 3.00%), 12/31/2099(1)	5,630	5,869
UBS Group AG
1.36% (1 Year CMT Index + 1.08%), 01/30/2027(1)(2)	6,550	6,402
1.49% (1 Year CMT Index + 0.85%), 08/10/2027(1)(2)	1,515	1,478
2.10% (1 Year CMT Index + 1.00%), 02/11/2032(1)(2)	6,420	6,213
2.86% (3 Month LIBOR USD + 0.95%), 08/15/2023(1)(2)	7,367	7,455
3.49%, 05/23/2023(2)	9,790	9,889
4.13%, 09/24/2025(2)	2,510	2,710
4.25%, 03/23/2028(2)	3,000	3,322
UDR, Inc.
1.90%, 03/15/2033	2,025	1,867
2.10%, 08/01/2032	1,430	1,359
2.95%, 09/01/2026	276	287
3.00%, 08/15/2031	415	432
3.20%, 01/15/2030	1,565	1,644
UniCredit SpA
1.98% (1 Year CMT Index + 1.20%), 06/03/2027(1)(2)	1,135	1,106
2.57% (1 Year CMT Index + 2.30%), 09/22/2026(1)(2)	2,330	2,325
5.86% (5 Year 1100 Run ICE Swap Rate USD + 3.70%), 06/19/2032(1)(2)	1,400	1,529
6.57%, 01/14/2022(2)	2,500	2,504
7.30% (5 Year 1100 Run ICE Swap Rate USD + 4.91%), 04/02/2034(1)(2)	715	857
Ventas Realty LP
3.25%, 10/15/2026	323	342
3.50%, 02/01/2025	251	265
3.75%, 05/01/2024	382	400
3.85%, 04/01/2027	677	736
4.13%, 01/15/2026	126	137
Visa, Inc.
4.30%, 12/14/2045	3,923	4,937
Vornado Realty LP
3.50%, 01/15/2025	800	838
Wells Fargo & Co.
2.16% (3 Month LIBOR USD + 0.75%), 02/11/2026(1)	4,525	4,593
2.39% (Secured Overnight Financing Rate + 2.10%), 06/02/2028(1)	2,875	2,922
2.57% (Secured Overnight Financing Rate + 1.26%), 02/11/2031(1)	12,110	12,363
3.00%, 04/22/2026	2,125	2,232
3.07% (Secured Overnight Financing Rate + 2.53%), 04/30/2041(1)	5,243	5,377
3.20% (3 Month LIBOR USD + 1.17%), 06/17/2027(1)	9,319	9,824
3.58% (3 Month LIBOR USD + 1.31%), 05/22/2028(1)	7,238	7,781
4.10%, 06/03/2026	3,749	4,086
4.30%, 07/22/2027	729	812

4.40%, 06/14/2046	626	742
4.65%, 11/04/2044	675	817
4.90%, 11/17/2045	3,064	3,853
5.38%, 11/02/2043	317	419
Welltower, Inc.
2.70%, 02/15/2027	497	518
3.10%, 01/15/2030	1,085	1,137
6.50%, 03/15/2041	700	1,013
Westpac Banking Corp.
3.13%, 11/18/2041	2,377	2,356
4.42%, 07/24/2039	1,010	1,181
Weyerhaeuser Co.
7.38%, 03/15/2032	500	703
Willis North America, Inc.
5.05%, 09/15/2048	7,500	9,472
WP Carey, Inc.
2.40%, 02/01/2031	1,800	1,769
2.45%, 02/01/2032	1,360	1,326
4.25%, 10/01/2026	3,404	3,726
WR Berkley Corp.
4.75%, 08/01/2044	3,445	4,285
XLIT Ltd.
5.25%, 12/15/2043	2,700	3,726

Total Financials		2,215,678

Industrials – 1.86%
Airbus SE
3.15%, 04/10/2027(2)	736	779
3.95%, 04/10/2047(2)	150	172
Allegion US Holding Co., Inc.
3.20%, 10/01/2024	2,000	2,080
Amphenol Corp.
3.20%, 04/01/2024	8,135	8,457
Arrow Electronics, Inc.
3.25%, 09/08/2024	219	229
3.50%, 04/01/2022	965	967
3.88%, 01/12/2028	221	239
4.50%, 03/01/2023	183	188
BAE Systems Plc
1.90%, 02/15/2031(2)	6,886	6,534
3.00%, 09/15/2050(2)	754	734
5.80%, 10/11/2041(2)	400	541
Berry Global, Inc.
1.57%, 01/15/2026	17,410	17,036
Boeing Co.
1.17%, 02/04/2023	2,040	2,040
1.43%, 02/04/2024	4,150	4,144
1.95%, 02/01/2024	2,080	2,104
2.20%, 02/04/2026	19,535	19,530
2.75%, 02/01/2026	2,010	2,067
2.85%, 10/30/2024	3,650	3,780
3.10%, 05/01/2026	1,529	1,593
3.25%, 03/01/2028	2,061	2,133
3.30%, 03/01/2035	1,410	1,414
3.63%, 02/01/2031	4,745	5,060
3.95%, 08/01/2059	4,825	5,012
4.88%, 05/01/2025	1,165	1,275
5.04%, 05/01/2027	1,185	1,334
5.15%, 05/01/2030	6,218	7,245
5.71%, 05/01/2040	1,555	1,997
5.81%, 05/01/2050	5,737	7,769
Burlington Northern Santa Fe LLC
2.88%, 06/15/2052	4,625	4,626
3.30%, 09/15/2051	6,850	7,436
3.55%, 02/15/2050	517	579
4.38%, 09/01/2042	462	561
5.15%, 09/01/2043	389	521
5.40%, 06/01/2041	542	732
5.75%, 05/01/2040	373	518
6.15%, 05/01/2037	320	453
7.29%, 06/01/2036	134	201
Canadian Pacific Railway Co.
2.90%, 02/01/2025	644	670
3.00%, 12/02/2041	1,735	1,774
3.10%, 12/02/2051	1,580	1,625
Carlisle Companies, Inc.
3.50%, 12/01/2024	3,025	3,190
CH Robinson Worldwide, Inc.
4.20%, 04/15/2028	6,000	6,759
CRH America Finance, Inc.
3.40%, 05/09/2027(2)	200	213
CRH America, Inc.

3.88%, 05/18/2025(2)	354	378
5.13%, 05/18/2045(2)	230	300
CSX Corp.
3.35%, 09/15/2049	305	322
4.65%, 03/01/2068	2,000	2,594
4.75%, 05/30/2042	175	219
4.75%, 11/15/2048	1,280	1,647
5.50%, 04/15/2041	402	535
Eaton Corp.
4.00%, 11/02/2032	143	164
5.80%, 03/15/2037	500	633
7.63%, 04/01/2024	206	232
Embraer Netherlands Finance BV
5.05%, 06/15/2025	2,202	2,276
Embraer Overseas Ltd.
5.70%, 09/16/2023(2)	4,000	4,179
Emerson Electric Co.
2.00%, 12/21/2028	10,300	10,299
2.80%, 12/21/2051	3,408	3,338
FedEx Corp.
4.95%, 10/17/2048	3,000	3,832
Flex Ltd.
3.75%, 02/01/2026	4,000	4,272
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035	14,739	17,589
Graphic Packaging International LLC
0.82%, 04/15/2024(2)	6,170	6,072
1.51%, 04/15/2026(2)	11,485	11,278
JB Hunt Transport Services, Inc.
3.85%, 03/15/2024	650	680
3.88%, 03/01/2026	1,380	1,500
Johnson Controls International Plc
4.95%, 07/02/2064(3)	928	1,199
Keysight Technologies, Inc.
4.60%, 04/06/2027	13,000	14,632
L3Harris Technologies, Inc.
1.80%, 01/15/2031	1,970	1,880
3.83%, 04/27/2025	820	874
4.85%, 04/27/2035	1,000	1,219
Lennox International, Inc.
1.70%, 08/01/2027	2,000	1,965
Martin Marietta Materials, Inc.
3.45%, 06/01/2027	811	865
3.50%, 12/15/2027	6,165	6,630
4.25%, 07/02/2024	1,705	1,816
6.25%, 05/01/2037	107	139
Masco Corp.
2.00%, 10/01/2030	760	730
6.50%, 08/15/2032	1,240	1,640
Mexico City Airport Trust
3.88%, 04/30/2028(2)	3,950	4,092
5.50%, 07/31/2047(2)	3,902	3,908
Norfolk Southern Corp.
3.95%, 10/01/2042	332	379
4.05%, 08/15/2052	1,100	1,322
4.80%, 08/15/2043	1,273	1,523
5.59%, 05/17/2025	6	7
7.80%, 05/15/2027	1,705	2,208
Northrop Grumman Corp.
3.20%, 02/01/2027	849	901
3.25%, 01/15/2028	250	268
3.85%, 04/15/2045	195	221
nVent Finance Sarl
4.55%, 04/15/2028	3,625	4,029
Otis Worldwide Corp.
2.57%, 02/15/2030	3,430	3,479
Pactiv LLC
7.95%, 12/15/2025	34	38
Parker-Hannifin Corp.
4.10%, 03/01/2047	583	677
4.45%, 11/21/2044	333	400
Penske Truck Leasing Co. LP
1.20%, 11/15/2025(2)	7,300	7,112
2.70%, 03/14/2023(2)	220	224
3.95%, 03/10/2025(2)	7,000	7,459
Precision Castparts Corp.
4.20%, 06/15/2035	75	88
4.38%, 06/15/2045	415	513
Raytheon Technologies Corp.
1.90%, 09/01/2031	7,722	7,451
2.82%, 09/01/2051	6,700	6,469

3.20%, 03/15/2024	409	426
3.75%, 11/01/2046	1,130	1,259
4.15%, 05/15/2045	1,683	1,961
4.35%, 04/15/2047	970	1,179
4.50%, 06/01/2042	1,823	2,254
Republic Services, Inc.
1.45%, 02/15/2031	1,970	1,832
Siemens Financieringsmaatschappij NV
2.35%, 10/15/2026(2)	700	720
3.13%, 03/16/2024(2)	800	834
4.40%, 05/27/2045(2)	513	646
SMBC Aviation Capital Finance DAC
1.90%, 10/15/2026(2)	1,400	1,386
Teledyne Technologies, Inc.
2.75%, 04/01/2031	12,950	13,132
Textron, Inc.
3.65%, 03/15/2027	4,975	5,339
Timken Co.
3.88%, 09/01/2024	1,000	1,051
TTX Co.
3.60%, 01/15/2025(2)	2,000	2,129
Union Pacific Corp.
4.10%, 09/15/2067	200	243
Vontier Corp.
2.40%, 04/01/2028(2)	8,000	7,729
Vulcan Materials Co.
4.70%, 03/01/2048	2,054	2,584
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/2026	5,000	5,290
4.38%, 08/15/2023	322	335
WestRock MWV LLC
8.20%, 01/15/2030	537	744
WRKCo, Inc.
3.75%, 03/15/2025	1,300	1,385
Xylem, Inc.
1.95%, 01/30/2028	2,170	2,145
2.25%, 01/30/2031	960	951
3.25%, 11/01/2026	192	205

Total Industrials		350,766

Technology – 1.79%
Activision Blizzard, Inc.
1.35%, 09/15/2030	1,423	1,313
Analog Devices, Inc.
2.95%, 10/01/2051	8,244	8,466
Apple, Inc.
2.45%, 08/04/2026	1,111	1,160
2.70%, 08/05/2051	16,473	16,295
3.45%, 02/09/2045	1,357	1,514
3.85%, 08/04/2046	776	920
Broadcom, Inc.
2.45%, 02/15/2031(2)	4,393	4,307
3.14%, 11/15/2035(2)	13,881	13,964
3.15%, 11/15/2025	3,542	3,708
3.19%, 11/15/2036(2)	17,915	17,884
3.50%, 02/15/2041(2)	2,355	2,416
4.11%, 09/15/2028	1,622	1,778
4.15%, 11/15/2030	760	843
4.75%, 04/15/2029	6,850	7,797
CDW LLC / CDW Finance Corp.
2.67%, 12/01/2026	14,070	14,416
CGI, Inc.
1.45%, 09/14/2026(2)	2,182	2,134
2.30%, 09/14/2031(2)	3,919	3,774
Citrix Systems, Inc.
1.25%, 03/01/2026	855	833
Dell International LLC / EMC Corp.
3.38%, 12/15/2041(2)	3,324	3,286
3.45%, 12/15/2051(2)	2,258	2,168
5.30%, 10/01/2029	1,100	1,289
5.45%, 06/15/2023	1,620	1,709
6.02%, 06/15/2026	8,889	10,274
8.35%, 07/15/2046	452	751
Fidelity National Information Services, Inc.
2.25%, 03/01/2031	10,715	10,479
Fiserv, Inc.
3.20%, 07/01/2026	890	941
3.85%, 06/01/2025	5,000	5,340
4.40%, 07/01/2049	2,850	3,395
Genpact Luxembourg Sarl
3.38%, 12/01/2024	7,000	7,370
Hewlett Packard Enterprise Co.

4.40%, 10/15/2022	7,500	7,668
HP, Inc.
3.00%, 06/17/2027	1,380	1,451
Intel Corp.
3.05%, 08/12/2051	1,835	1,877
KLA Corp.
3.30%, 03/01/2050	1,800	1,923
Leidos, Inc.
2.30%, 02/15/2031	1,075	1,035
3.63%, 05/15/2025	3,500	3,717
Microchip Technology, Inc.
0.97%, 02/15/2024	33,081	32,790
0.98%, 09/01/2024(2)	3,000	2,945
2.67%, 09/01/2023	5,353	5,467
Micron Technology, Inc.
3.37%, 11/01/2041	2,078	2,134
3.48%, 11/01/2051	1,794	1,837
Microsoft Corp.
2.40%, 08/08/2026	600	628
2.53%, 06/01/2050	20,877	20,359
2.68%, 06/01/2060	1,180	1,176
3.04%, 03/17/2062	589	630
3.50%, 02/12/2035	318	363
NVIDIA Corp.
2.00%, 06/15/2031	10,009	9,957
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.50%, 05/11/2031(2)	3,495	3,504
2.65%, 02/15/2032(2)	4,875	4,890
2.70%, 05/01/2025(2)	2,110	2,180
3.25%, 05/11/2041(2)	10,011	10,347
4.30%, 06/18/2029(2)	7,077	7,929
Oracle Corp.
2.30%, 03/25/2028	5,620	5,603
2.40%, 09/15/2023	757	772
2.95%, 04/01/2030	1,629	1,648
3.60%, 04/01/2040	2,500	2,507
3.60%, 04/01/2050	2,355	2,306
3.80%, 11/15/2037	600	626
3.85%, 07/15/2036	1,065	1,125
3.90%, 05/15/2035	936	1,002
4.30%, 07/08/2034	221	245
4.38%, 05/15/2055	400	438
Roper Technologies, Inc.
1.40%, 09/15/2027	3,050	2,959
2.00%, 06/30/2030	1,150	1,106
salesforce.com, Inc.
2.70%, 07/15/2041	2,473	2,470
2.90%, 07/15/2051	3,175	3,231
Seagate HDD Cayman
4.75%, 06/01/2023	1,500	1,568
ServiceNow, Inc.
1.40%, 09/01/2030	6,530	6,078
SK Hynix, Inc.
1.50%, 01/19/2026(2)	2,000	1,956
TSMC Arizona Corp.
3.13%, 10/25/2041	4,500	4,688
VMware, Inc.
1.40%, 08/15/2026	8,282	8,139
1.80%, 08/15/2028	1,928	1,876
2.95%, 08/21/2022	2,321	2,348
4.65%, 05/15/2027	1,370	1,541
Western Digital Corp.
2.85%, 02/01/2029	3,325	3,357
3.10%, 02/01/2032	3,094	3,117
Xilinx, Inc.
2.38%, 06/01/2030	2,000	2,025

Total Technology		338,062

Utilities – 2.82%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/2028(2)	2,015	1,992
AEP Texas, Inc.
3.80%, 10/01/2047	3,715	3,972
AEP Transmission Co. LLC
2.75%, 08/15/2051	3,446	3,278
3.15%, 09/15/2049	580	590
3.75%, 12/01/2047	2,600	2,919
4.00%, 12/01/2046	2,020	2,328
4.25%, 09/15/2048	4,790	5,747
Alabama Power Co.
2.80%, 04/01/2025	2,025	2,100
3.75%, 03/01/2045	182	201

4.10%, 01/15/2042	233	260
4.15%, 08/15/2044	205	240
6.13%, 05/15/2038	219	301
Alexander Funding Trust
1.84%, 11/15/2023(2)	2,000	2,007
Alfa Desarrollo SpA
4.55%, 09/27/2051(2)	2,475	2,443
Ameren Corp.
2.50%, 09/15/2024	2,153	2,211
American Electric Power Co., Inc.
0.75%, 11/01/2023	3,032	3,011
American Water Capital Corp.
3.45%, 06/01/2029	590	636
3.85%, 03/01/2024	500	526
4.00%, 12/01/2046	2,350	2,691
6.59%, 10/15/2037	386	557
Appalachian Power Co.
6.70%, 08/15/2037	430	595
APT Pipelines Ltd.
4.20%, 03/23/2025(2)	2,100	2,246
4.25%, 07/15/2027(2)	1,098	1,209
Arizona Public Service Co.
3.35%, 06/15/2024	676	704
3.75%, 05/15/2046	2,290	2,496
5.05%, 09/01/2041	349	428
Atmos Energy Corp.
0.63%, 03/09/2023	990	986
4.13%, 10/15/2044	1,860	2,165
4.15%, 01/15/2043	830	960
Ausgrid Finance Pty Ltd.
4.35%, 08/01/2028(2)	10,275	11,497
Avangrid, Inc.
3.15%, 12/01/2024	610	639
Baltimore Gas & Electric Co.
2.90%, 06/15/2050	950	944
3.20%, 09/15/2049	1,105	1,154
3.50%, 08/15/2046	375	405
Berkshire Hathaway Energy Co.
2.85%, 05/15/2051	7,650	7,362
3.50%, 02/01/2025	625	662
6.13%, 04/01/2036	366	498
Boston Gas Co.
4.49%, 02/15/2042(2)	253	287
Brooklyn Union Gas Co.
3.87%, 03/04/2029(2)	1,125	1,211
4.27%, 03/15/2048(2)	1,100	1,257
4.50%, 03/10/2046(2)	2,000	2,331
CenterPoint Energy Houston Electric LLC
3.95%, 03/01/2048	151	180
China Southern Power Grid International Finance BVI Co. Ltd.
3.50%, 05/08/2027(2)	1,910	2,044
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028(2)	1,333	1,419
CMS Energy Corp.
2.95%, 02/15/2027	348	361
3.00%, 05/15/2026	110	115
3.45%, 08/15/2027	350	375
Colbun SA
3.15%, 01/19/2032(2)	4,600	4,552
Comision Federal de Electricidad
4.88%, 01/15/2024(2)	322	342
Commonwealth Edison Co.
3.65%, 06/15/2046	364	403
3.75%, 08/15/2047	1,000	1,128
4.00%, 03/01/2048	4,615	5,390
Connecticut Light & Power Co.
3.20%, 03/15/2027	600	638
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051	4,180	4,189
3.85%, 06/15/2046	2,940	3,190
3.88%, 06/15/2047	1,800	1,966
4.13%, 05/15/2049	4,293	4,914
4.30%, 12/01/2056	3,050	3,624
4.50%, 05/15/2058	538	658
5.70%, 06/15/2040	318	423
Consolidated Edison, Inc.
0.65%, 12/01/2023	7,561	7,499
Consumers Energy Co.
3.25%, 08/15/2046	190	201
4.35%, 08/31/2064	191	238
Delmarva Power & Light Co.

4.00%, 06/01/2042	170	188
Dominion Energy, Inc.
2.45%, 01/15/2023(2)	3,264	3,318
2.85%, 08/15/2026	304	317
3.30%, 04/15/2041	4,036	4,192
4.90%, 08/01/2041	212	261
5.25%, 08/01/2033	1,161	1,421
7.00%, 06/15/2038	124	180
DTE Electric Co.
2.65%, 06/15/2022	194	195
DTE Energy Co.
1.05%, 06/01/2025	3,854	3,776
2.53%, 10/01/2024	3,878	3,991
Duke Energy Carolinas LLC
3.70%, 12/01/2047	878	976
4.25%, 12/15/2041	141	166
6.00%, 12/01/2028	235	290
Duke Energy Corp.
3.75%, 09/01/2046	13,800	14,723
3.95%, 08/15/2047	3,432	3,789
Duke Energy Florida LLC
3.00%, 12/15/2051	883	890
4.20%, 07/15/2048	3,636	4,363
Duke Energy Indiana LLC
3.75%, 05/15/2046	600	669
Duke Energy Progress LLC
2.90%, 08/15/2051	1,645	1,631
3.70%, 10/15/2046	506	564
4.10%, 05/15/2042	217	253
4.10%, 03/15/2043	181	209
4.15%, 12/01/2044	129	152
4.20%, 08/15/2045	325	386
4.38%, 03/30/2044	132	158
Duquesne Light Holdings, Inc.
2.53%, 10/01/2030(2)	2,500	2,444
3.62%, 08/01/2027(2)	1,675	1,770
Edison International
3.13%, 11/15/2022	4,014	4,077
3.55%, 11/15/2024	3,606	3,772
5.75%, 06/15/2027	12,169	13,875
EDP Finance BV
3.63%, 07/15/2024(2)	700	735
Electricite de France SA
4.75%, 10/13/2035(2)	5,000	5,883
Emera US Finance LP
3.55%, 06/15/2026	3,895	4,143
4.75%, 06/15/2046	900	1,060
Enel Finance International NV
1.88%, 07/12/2028(2)	270	263
2.65%, 09/10/2024(2)	1,440	1,483
3.50%, 04/06/2028(2)	5,845	6,248
4.75%, 05/25/2047(2)	5,575	6,837
6.00%, 10/07/2039(2)	307	408
Engie Energia Chile SA
3.40%, 01/28/2030(2)	1,600	1,620
Entergy Arkansas LLC
2.65%, 06/15/2051	960	892
3.50%, 04/01/2026	307	328
Entergy Corp.
2.95%, 09/01/2026	310	323
Entergy Louisiana LLC
2.40%, 10/01/2026	650	664
2.90%, 03/15/2051	1,570	1,538
3.05%, 06/01/2031	440	465
3.12%, 09/01/2027	370	390
4.00%, 03/15/2033	2,610	2,966
Entergy Texas, Inc.
4.50%, 03/30/2039	11,000	12,935
Evergy Kansas Central, Inc.
4.13%, 03/01/2042	4,175	4,824
Evergy Metro, Inc.
3.15%, 03/15/2023	375	382
4.20%, 03/15/2048	500	596
5.30%, 10/01/2041	1,032	1,342
Evergy, Inc.
2.90%, 09/15/2029	2,190	2,242
Exelon Corp.
3.50%, 06/01/2022	10,180	10,274
4.95%, 06/15/2035	1,500	1,784
Exelon Generation Co. LLC
3.40%, 03/15/2022	1,180	1,184

5.75%, 10/01/2041	3,192	3,794
6.25%, 10/01/2039	300	375
FirstEnergy Corp.
4.75%, 03/15/2023	3,810	3,962
FirstEnergy Transmission LLC
2.87%, 09/15/2028(2)	3,211	3,217
4.35%, 01/15/2025(2)	7,861	8,358
4.55%, 04/01/2049(2)	2,454	2,801
5.45%, 07/15/2044(2)	1,702	2,148
Florida Power & Light Co.
2.88%, 12/04/2051	8,960	9,087
5.40%, 09/01/2035	700	904
Fortis, Inc.
3.06%, 10/04/2026	2,291	2,385
Indiana Michigan Power Co.
3.20%, 03/15/2023	991	1,011
3.25%, 05/01/2051	1,570	1,612
Israel Electric Corp. Ltd.
4.25%, 08/14/2028(2)	5,859	6,433
6.88%, 06/21/2023(2)	4,895	5,282
ITC Holdings Corp.
2.70%, 11/15/2022	10,512	10,675
2.95%, 05/14/2030(2)	890	909
Jersey Central Power & Light Co.
4.30%, 01/15/2026(2)	740	802
6.15%, 06/01/2037	400	529
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	415	505
KeySpan Gas East Corp.
2.74%, 08/15/2026(2)	538	549
Massachusetts Electric Co.
4.00%, 08/15/2046(2)	624	680
MidAmerican Energy Co.
3.50%, 10/15/2024	317	335
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028(2)	9,900	10,874
Monongahela Power Co.
5.40%, 12/15/2043(2)	1,650	2,129
National Rural Utilities Cooperative Finance Corp.
8.00%, 03/01/2032	791	1,152
Nevada Power Co.
5.38%, 09/15/2040	261	336
5.45%, 05/15/2041	386	503
New England Power Co.
3.80%, 12/05/2047(2)	5,108	5,572
New York State Electric & Gas Corp.
3.25%, 12/01/2026(2)	804	856
NextEra Energy Capital Holdings, Inc.
0.65%, 03/01/2023	7,671	7,655
Niagara Mohawk Power Corp.
1.96%, 06/27/2030(2)	2,150	2,054
3.51%, 10/01/2024(2)	258	270
NiSource, Inc.
1.70%, 02/15/2031	1,640	1,531
2.95%, 09/01/2029	1,520	1,575
3.95%, 03/30/2048	862	968
4.38%, 05/15/2047	3,618	4,260
5.80%, 02/01/2042	774	1,017
Northern States Power Co.
3.60%, 09/15/2047	2,395	2,692
4.13%, 05/15/2044	1,480	1,766
NRG Energy, Inc.
2.00%, 12/02/2025(2)	2,685	2,702
2.45%, 12/02/2027(2)	6,215	6,158
4.45%, 06/15/2029(2)	1,155	1,256
OGE Energy Corp.
0.70%, 05/26/2023	1,300	1,294
Ohio Power Co.
2.90%, 10/01/2051	1,390	1,340
4.15%, 04/01/2048	1,190	1,396
Oklahoma Gas & Electric Co.
0.55%, 05/26/2023	1,690	1,679
Oncor Electric Delivery Co. LLC
3.10%, 09/15/2049	1,895	1,977
5.75%, 03/15/2029	124	152
Pacific Gas & Electric Co.
1.20% (Secured Overnight Financing Rate + 1.15%), 11/14/2022(1)	2,245	2,248
1.37%, 03/10/2023	3,235	3,215
1.70%, 11/15/2023	1,880	1,885
1.75%, 06/16/2022	7,041	7,041
2.95%, 03/01/2026	990	1,007

3.45%, 07/01/2025	1,570	1,628
3.75%, 02/15/2024	676	701
3.75%, 08/15/2042	376	350
4.00%, 12/01/2046	2,043	1,983
4.25%, 08/01/2023	2,482	2,569
4.30%, 03/15/2045	638	645
4.45%, 04/15/2042	1,905	1,934
4.50%, 07/01/2040	1,233	1,284
PECO Energy Co.
2.80%, 06/15/2050	860	841
2.85%, 09/15/2051	2,878	2,850
3.70%, 09/15/2047	2,120	2,394
3.90%, 03/01/2048	5,235	6,111
4.15%, 10/01/2044	353	419
Pennsylvania Electric Co.
3.25%, 03/15/2028(2)	2,386	2,496
Pepco Holdings LLC
7.45%, 08/15/2032	222	303
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13%, 05/15/2027(2)	3,453	3,684
Potomac Electric Power Co.
6.50%, 11/15/2037	136	196
PPL Electric Utilities Corp.
3.00%, 10/01/2049	2,105	2,154
4.13%, 06/15/2044	208	244
Progress Energy, Inc.
3.15%, 04/01/2022	389	390
Public Service Co. of Colorado
3.55%, 06/15/2046	353	380
4.10%, 06/15/2048	2,515	3,004
Public Service Co. of Oklahoma
6.63%, 11/15/2037	649	911
Public Service Electric & Gas Co.
3.15%, 08/15/2024	1,000	1,042
3.60%, 12/01/2047	1,605	1,799
5.38%, 11/01/2039	117	154
Public Service Enterprise Group, Inc.
1.60%, 08/15/2030	8,395	7,782
2.45%, 11/15/2031	4,137	4,088
Puget Energy, Inc.
2.38%, 06/15/2028	4,023	3,960
3.65%, 05/15/2025	1,200	1,268
RGS I&M Funding Corp.
9.82%, 06/07/2022	2	2
San Diego Gas & Electric Co.
2.95%, 08/15/2051	2,230	2,244
3.75%, 06/01/2047	3,506	3,886
3.95%, 11/15/2041	310	344
4.15%, 05/15/2048	544	647
5.35%, 05/15/2040	3,430	4,545
6.00%, 06/01/2026	213	250
Sempra Energy
6.00%, 10/15/2039	752	1,038
Southern California Edison Co.
1.85%, 02/01/2022	24	24
2.95%, 02/01/2051	6,220	5,923
3.50%, 10/01/2023	328	340
3.65%, 03/01/2028	1,200	1,296
3.90%, 12/01/2041	392	405
4.05%, 03/15/2042	800	865
4.13%, 03/01/2048	1,880	2,109
6.05%, 03/15/2039	253	332
Southern California Gas Co.
2.55%, 02/01/2030	2,621	2,688
Southern Co.
3.25%, 07/01/2026	218	231
Southern Co. Gas Capital Corp.
2.45%, 10/01/2023	230	235
3.25%, 06/15/2026	225	239
3.95%, 10/01/2046	282	309
4.40%, 06/01/2043	160	182
5.88%, 03/15/2041	1,210	1,646
Southern Power Co.
4.95%, 12/15/2046	3,064	3,723
5.15%, 09/15/2041	746	913
Southwest Gas Corp.
3.80%, 09/29/2046	508	557
Southwestern Public Service Co.
4.50%, 08/15/2041	350	424
Talent Yield Investments Ltd.
4.50%, 04/25/2022(2)	715	722

Toledo Edison Co.
2.65%, 05/01/2028(2)	1,450	1,469
6.15%, 05/15/2037	680	931
Tri-State Generation & Transmission Association, Inc.
4.25%, 06/01/2046	371	419
Union Electric Co.
2.95%, 06/15/2027	715	752
3.65%, 04/15/2045	1,370	1,521
Virginia Electric & Power Co.
3.45%, 02/15/2024	191	199
3.50%, 03/15/2027	4,955	5,338
4.45%, 02/15/2044	126	154
4.65%, 08/15/2043	1,765	2,211
Vistra Operations Co. LLC
3.55%, 07/15/2024(2)	8,460	8,712
WEC Energy Group, Inc.
3.55%, 06/15/2025	204	216
Wisconsin Electric Power Co.
3.10%, 06/01/2025	285	299
Xcel Energy, Inc.
3.35%, 12/01/2026	5,105	5,421

Total Utilities		532,938

Total Corporate Bonds (Cost: $5,530,071)		5,757,718

Government Related – 23.65%
Other Government Related – 1.65%
Alabama Economic Settlement Authority
4.26%, 09/15/2032	610	694
American Municipal Power, Inc.
7.50%, 02/15/2050	1,350	2,219
Atlanta Independent School System
5.56%, 03/01/2026	535	617
Bay Area Toll Authority
2.57%, 04/01/2031	6,700	6,903
6.26%, 04/01/2049	1,650	2,637
Bermuda Government International Bond
2.38%, 08/20/2030(2)	1,765	1,761
California Municipal Finance Authority
3.28%, 02/01/2046	4,000	3,997
California Qualified School Bond Joint Powers Authority
7.16%, 03/01/2027	805	919
Chile Government International Bond
2.55%, 01/27/2032	1,398	1,394
3.10%, 05/07/2041	4,398	4,303
City of Houston TX Combined Utility System Revenue
3.83%, 05/15/2028	1,850	2,025
City of Los Angeles Department of Airports
6.58%, 05/15/2039	1,650	2,197
Clark County School District
5.51%, 06/15/2024	2,350	2,504
Colombia Government International Bond
3.00%, 01/30/2030	4,279	3,911
3.88%, 02/15/2061	1,500	1,155
4.00%, 02/26/2024	737	761
4.50%, 01/28/2026	1,192	1,247
5.00%, 06/15/2045	842	760
5.63%, 02/26/2044	200	194
7.38%, 09/18/2037	150	174
Corp. Andina de Fomento
2.75%, 01/06/2023	1,125	1,145
3.25%, 02/11/2022	1,230	1,233
4.38%, 06/15/2022	2,735	2,781
Curators of the University of Missouri
5.96%, 11/01/2039	3,445	4,624
District of Columbia Water & Sewer Authority
4.81%, 10/01/2114	875	1,315
Eaton Community City School District
5.39%, 08/25/2027	275	275
Export-Import Bank of India
3.88%, 02/01/2028(2)	3,480	3,721
Fannie Mae
0.88%, 08/05/2030	3,585	3,378
1.63%, 01/07/2025	6,247	6,360
1.88%, 09/24/2026	320	329
2.25%, 04/12/2022	6,542	6,580
2.63%, 09/06/2024	5,221	5,462
6.25%, 05/15/2029	630	837
6.63%, 11/15/2030	2,300	3,248
7.13%, 01/15/2030	1,500	2,123
Federal Home Loan Banks
4.00%, 10/24/2029	2,000	2,345

Federal Home Loan Mortgage Corp.
6.25%, 07/15/2032	3,709	5,328
Finnvera OYJ
2.38%, 06/04/2025(2)	600	624
Hydro-Quebec
8.05%, 07/07/2024	638	745
8.40%, 01/15/2022	826	828
Idaho Energy Resources Authority
2.86%, 09/01/2046	3,175	3,218
Indonesia Government International Bond
4.13%, 01/15/2025(2)	1,325	1,428
5.88%, 01/15/2024(2)	1,300	1,423
Israel Government AID Bond
0.00%, 09/15/2023	1,837	1,800
0.00%, 11/01/2024	1,000	963
5.50%, 09/18/2033	619	855
Japan Finance Organization for Municipalities
1.75%, 09/05/2024(2)	200	203
2.13%, 10/25/2023(2)	3,400	3,476
2.63%, 04/20/2022(2)	6,000	6,039
3.25%, 04/24/2023(2)	1,000	1,032
Los Angeles Department of Water & Power Power System Revenue
6.60%, 07/01/2050	2,400	4,075
Mexico Government International Bond
2.66%, 05/24/2031	2,579	2,515
3.75%, 01/11/2028	3,517	3,776
3.77%, 05/24/2061	1,753	1,614
4.13%, 01/21/2026	1,014	1,113
4.28%, 08/14/2041	6,804	7,051
4.35%, 01/15/2047	42	44
4.50%, 01/31/2050	1,275	1,351
4.60%, 01/23/2046	1,494	1,598
4.60%, 02/10/2048	1,482	1,578
4.75%, 03/08/2044	450	490
5.75%, 10/12/2110	588	674
New Hampshire Housing Finance Authority
3.75%, 07/01/2034	30	31
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/2028	5,100	5,966
New Jersey Turnpike Authority
7.10%, 01/01/2041	5,870	9,210
New York State Dormitory Authority
2.20%, 03/15/2034	4,165	4,108
5.60%, 03/15/2040	260	349
New York State Urban Development Corp.
5.84%, 03/15/2040	2,000	2,612
North American Development Bank
2.40%, 10/26/2022	684	695
North Carolina Housing Finance Agency
3.00%, 01/01/2033	590	597
North Carolina State Education Assistance Authority
0.00% (3 Month LIBOR USD + 0.80%), 07/25/2036(1)(4)	8,534	8,570
Ohio State University
4.05%, 12/01/2056	406	529
4.80%, 06/01/2111	1,102	1,666
Panama Government International Bond
4.50%, 04/16/2050	1,610	1,773
Peruvian Government International Bond
2.78%, 01/23/2031	2,220	2,209
3.00%, 01/15/2034	2,282	2,273
5.63%, 11/18/2050	190	267
Port Authority of New York & New Jersey
4.46%, 10/01/2062	2,065	2,737
5.65%, 11/01/2040	435	609
5.65%, 11/01/2040	1,260	1,764
Province of Manitoba Canada
2.13%, 06/22/2026	400	412
Qatar Government International Bond
4.40%, 04/16/2050(2)	2,764	3,434
4.82%, 03/14/2049(2)	1,200	1,573
5.10%, 04/23/2048(2)	3,140	4,249
Regents of the University of California Medical Center Pooled Revenue
3.71%, 05/15/2120	3,270	3,612
Republic of South Africa Government International Bond
5.88%, 09/16/2025	403	445
Resolution Funding Corp. Principal Strip
0.00%, 04/15/2030	929	803
Romanian Government International Bond
5.13%, 06/15/2048(2)	5,000	5,895
6.75%, 02/07/2022	250	251
Saudi Government International Bond

2.25%, 02/02/2033(2)	1,533	1,494
2.88%, 03/04/2023(2)	5,560	5,691
3.25%, 11/17/2051(2)	1,489	1,466
3.45%, 02/02/2061(2)	1,185	1,196
4.00%, 04/17/2025(2)	3,200	3,447
St Johns County Industrial Development Authority
2.54%, 10/01/2030	10,000	10,361
State of California
7.30%, 10/01/2039	4,025	6,314
7.50%, 04/01/2034	5,540	8,478
State of Illinois
5.00%, 10/01/2022	685	709
5.00%, 11/01/2022	10,340	10,737
5.10%, 06/01/2033	8,755	10,120
Tennessee Valley Authority
0.75%, 05/15/2025	5,562	5,485
1.50%, 09/15/2031	1,230	1,212
2.88%, 02/01/2027	805	861
4.25%, 09/15/2065	1,720	2,510
4.63%, 09/15/2060	1,308	2,002
5.50%, 06/15/2038	57	83
5.88%, 04/01/2036	2,967	4,326
7.13%, 05/01/2030	1,615	2,298
Tennessee Valley Authority Generic Strip
0.00%, 07/15/2028	2,000	1,786
0.00%, 03/15/2032	1,514	1,247
Tennessee Valley Authority Principal Strip
0.00%, 11/01/2025	1,847	1,750
0.00%, 06/15/2035	258	194
Texas Private Activity Bond Surface Transportation Corp.
3.92%, 12/31/2049	1,810	2,025
Three Rivers Local School District
5.21%, 09/15/2027	285	286
Tokyo Metropolitan Government
2.50%, 06/08/2022(2)	5,000	5,035
3.25%, 06/01/2023(2)	1,200	1,241
University of Pittsburgh-of the Commonwealth System of Higher Education
3.56%, 09/15/2119	2,045	2,321
University of Virginia
2.58%, 11/01/2051	3,150	3,183
4.18%, 09/01/2117	1,540	2,140
Uruguay Government International Bond
4.98%, 04/20/2055	2,590	3,396
5.10%, 06/18/2050	1,150	1,519
West Contra Costa Unified School District
6.25%, 08/01/2030	215	284
Westlake City School District
5.23%, 12/01/2026	430	431

Total Other Government Related		312,236

U.S. Treasury Obligations – 22.00%
U.S. Treasury Inflation Indexed Bonds
0.13%, 01/15/2022(8)	2,715	2,721
1.75%, 01/15/2028(8)	792	950
2.50%, 01/15/2029(8)	532	680
3.63%, 04/15/2028(8)	1,784	2,369
U.S. Treasury Note/Bond
0.25%, 05/15/2024	100	99
0.25%, 07/31/2025	18,141	17,597
0.25%, 08/31/2025	14,022	13,583
0.25%, 09/30/2025	35,771	34,639
0.38%, 10/31/2023	21,206	21,081
0.38%, 07/15/2024	173,425	171,284
0.38%, 11/30/2025	34,650	33,604
0.38%, 12/31/2025	16,736	16,222
0.38%, 01/31/2026	45,164	43,693
0.50%, 11/30/2023	39,581	39,429
0.50%, 02/28/2026	68,133	66,198
0.63%, 07/31/2026	26,486	25,755
0.63%, 08/15/2030	118,525	110,534
0.75%, 03/31/2026(9)	125,999	123,607
0.75%, 04/30/2026	50,909	49,901
0.75%, 05/31/2026	29,191	28,591
0.75%, 08/31/2026	38,265	37,408
0.75%, 01/31/2028	60,000	57,778
0.88%, 06/30/2026	64,345	63,325
0.88%, 09/30/2026	41,196	40,461
0.88%, 11/15/2030	20,235	19,238
1.00%, 12/15/2024	13,932	13,947
1.00%, 07/31/2028	32,000	31,154
1.13%, 10/31/2026	43,373	43,085
1.13%, 08/31/2028	104,250	102,230

1.13%, 05/15/2040	5,125	4,492
1.13%, 08/15/2040	9,056	7,907
1.25%, 11/30/2026	44,944	44,916
1.25%, 12/31/2026	53,329	53,271
1.25%, 03/31/2028	56,535	56,031
1.25%, 06/30/2028	33,919	33,572
1.25%, 09/30/2028	14,505	14,334
1.25%, 08/15/2031	92,305	90,243
1.25%, 05/15/2050	21,512	18,268
1.38%, 08/31/2023	12,000	12,142
1.38%, 12/31/2028	90,000	89,592
1.38%, 11/15/2031	42,750	42,209
1.38%, 11/15/2040	183,774	167,478
1.38%, 08/15/2050	21,271	18,633
1.50%, 01/31/2022	1,250	1,251
1.50%, 09/30/2024	26,000	26,410
1.50%, 11/30/2028	37,441	37,587
1.63%, 10/31/2023	25,000	25,420
1.63%, 05/15/2026	20,000	20,335
1.63%, 08/15/2029	380	385
1.63%, 11/15/2050	33,177	30,910
1.75%, 02/28/2022	37,900	37,999
1.75%, 01/31/2023	12,000	12,168
1.75%, 05/15/2023	17,221	17,505
1.75%, 12/31/2024	37,138	37,985
1.75%, 12/31/2026	115	118
1.75%, 08/15/2041	53,033	51,417
1.88%, 04/30/2022	2,000	2,011
1.88%, 02/15/2041	37,782	37,397
1.88%, 02/15/2051	41,067	40,631
1.88%, 11/15/2051	1,655	1,642
2.00%, 06/30/2024	543	558
2.00%, 08/15/2025	150	155
2.00%, 11/15/2026	89,550	92,632
2.00%, 11/15/2041	17,236	17,433
2.00%, 02/15/2050	34,679	35,225
2.00%, 08/15/2051	23,401	23,854
2.13%, 12/31/2022	20,000	20,332
2.13%, 02/29/2024	10,842	11,153
2.13%, 05/15/2025	670	694
2.25%, 11/15/2024	20,529	21,283
2.25%, 11/15/2025	227,696	237,160
2.25%, 02/15/2027	1,530	1,603
2.25%, 11/15/2027	107,625	112,994
2.25%, 05/15/2041	139,259	146,265
2.25%, 08/15/2046	39,102	41,344
2.25%, 08/15/2049	9,259	9,910
2.38%, 11/15/2049	32,332	35,517
2.38%, 05/15/2051	19,851	21,926
2.50%, 05/15/2024	46,763	48,579
2.50%, 02/28/2026	1,285	1,353
2.50%, 02/15/2045	152,050	167,213
2.63%, 01/31/2026	25,000	26,435
2.75%, 05/31/2023	1,737	1,791
2.75%, 02/15/2024	1,000	1,042
2.75%, 11/15/2042	13,300	15,158
2.75%, 08/15/2047	6,887	8,014
2.88%, 04/30/2025	840	890
2.88%, 05/31/2025	5,392	5,717
2.88%, 05/15/2043	129,960	151,018
2.88%, 08/15/2045	8,405	9,868
2.88%, 05/15/2049	53,386	64,309
3.00%, 11/15/2044	1,585	1,890
3.00%, 02/15/2047	260	315
3.00%, 05/15/2047	3,861	4,686
3.00%, 02/15/2048	870	1,062
3.00%, 02/15/2049	2,144	2,636
3.13%, 02/15/2043	18,100	21,815
3.13%, 05/15/2048	24,938	31,167
3.38%, 11/15/2048	48,630	63,627
3.50%, 02/15/2039	21,400	26,847
3.63%, 08/15/2043	16,350	21,209
3.63%, 02/15/2044	10,150	13,209
3.75%, 11/15/2043	10,943	14,472
3.88%, 08/15/2040	25,825	34,038
4.25%, 05/15/2039	9,000	12,339
4.38%, 11/15/2039	11,454	15,964
4.38%, 05/15/2041	1,500	2,113
4.75%, 02/15/2037	6,162	8,740
5.00%, 05/15/2037	8,604	12,524
U.S. Treasury Strip Coupon

0.00%, 02/15/2022	25,367	25,365
0.00%, 05/15/2022	18,154	18,145
0.00%, 08/15/2022	4,975	4,969
0.00%, 11/15/2022	25,950	25,884
0.00%, 08/15/2023	22,550	22,341
0.00%, 11/15/2023	23,218	22,916
0.00%, 02/15/2024	12,206	12,006
0.00%, 05/15/2024	21,322	20,900
0.00%, 08/15/2024	1,834	1,791
0.00%, 11/15/2024	6,105	5,946
0.00%, 02/15/2025	799	774
0.00%, 05/15/2025	3,279	3,165
0.00%, 08/15/2027	4,314	3,988
0.00%, 11/15/2027	4,607	4,236
0.00%, 02/15/2031	12,590	10,868
0.00%, 02/15/2032	46,250	39,056
0.00%, 11/15/2034	2,487	1,972
0.00%, 02/15/2035	1,824	1,438
0.00%, 05/15/2035	1,920	1,504
0.00%, 08/15/2035	175	136
0.00%, 05/15/2036	121	93
0.00%, 05/15/2039	455	322
0.00%, 02/15/2041	50,000	33,579
0.00%, 08/15/2041	1,225	812
0.00%, 05/15/2043	36,515	23,254

Total U.S. Treasury Obligations		4,150,960

Total Government Related (Cost: $4,382,125)		4,463,196

Mortgage-Backed Obligations – 32.33%
20 Times Square Trust 2018-20TS
3.10%, 05/15/2035, Series 2018-20TS, Class D(2)(5)	5,204	5,060
510 Asset Backed 2021-NPL1 Trust
2.24%, 06/25/2061, Series 2021-NPL1, Class A1(2)(3)	1,909	1,894
510 Asset Backed 2021-NPL2 Trust
2.12%, 06/25/2061, Series 2021-NPL2, Class A1(2)(3)	7,172	7,075
ACRE Commercial Mortgage 2021-FL4 Ltd.

1.20% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 12/18/2037, Series 2021-FL4, Class AS(1)(2)	3,990	3,971
Alternative Loan Trust 2003-22CB
6.00%, 12/25/2033, Series 2003-22CB, Class 3A1	1,516	1,576
Alternative Loan Trust 2004-2CB
5.75%, 03/25/2034, Series 2004-2CB, Class 1A9	336	344
Alternative Loan Trust 2005-1CB
7.00% (1 Month LIBOR USD + 7.10%, 7.10% Cap), 03/25/2035, Series 2005-1CB, Class 1A6(1)(4)	103	14
Alternative Loan Trust 2005-20CB
4.65% (1 Month LIBOR USD + 4.75%, 4.75% Cap), 07/25/2035, Series 2005-20CB, Class 3A8(1)(4)	349	43
Alternative Loan Trust 2005-22T1

4.97% (1 Month LIBOR USD + 5.07%, 5.07% Cap), 06/25/2035, Series 2005-22T1, Class A2(1)(4)	462	68
Alternative Loan Trust 2005-28CB
5.50%, 08/25/2035, Series 2005-28CB, Class 1A4	147	147
6.00%, 08/25/2035, Series 2005-28CB, Class 3A5	6	4
Alternative Loan Trust 2005-37T1
4.95% (1 Month LIBOR USD + 5.05%, 5.05% Cap), 09/25/2035, Series 2005-37T1, Class A2(1)(4)	1,555	221
Alternative Loan Trust 2005-54CB
4.75% (1 Month LIBOR USD + 4.85%, 4.85% Cap), 11/25/2035, Series 2005-54CB, Class 1A2(1)(4)	493	68
5.50%, 11/25/2035, Series 2005-54CB, Class 1A7	2	2
5.50%, 11/25/2035, Series 2005-54CB, Class 1A11	125	115
Alternative Loan Trust 2005-64CB
5.50%, 12/25/2035, Series 2005-64CB, Class 1A9	56	56
Alternative Loan Trust 2006-28CB
6.00%, 10/25/2036, Series 2006-28CB, Class A17	53	37
Alternative Loan Trust 2006-43CB
6.00%, 02/25/2022, Series 2006-43CB, Class 2A1	1	1
American General Mortgage Loan Trust 2006-1
5.75%, 12/25/2035, Series 2006-1, Class A5(2)(5)	1	1
Anchor Mortgage Trust 2021-RTL1
2.60%, 10/25/2026, Series 2021-1, Class A1(2)	13,200	13,202
ASG Resecuritization Trust 2011-1
6.00%, 09/28/2036, Series 2011-1, Class 2A35(2)(5)	45	44
Assurant Commercial Mortgage Trust 2016-1
3.17%, 05/15/2049, Series 2016-1A, Class AS(2)	9,100	9,353
BAMLL Commercial Mortgage Securities Trust 2012-PARK
2.96%, 12/10/2030, Series 2012-PARK, Class A(2)	809	819
BAMLL Commercial Mortgage Securities Trust 2014-520M
4.21%, 08/15/2046, Series 2014-520M, Class C(2)(5)	1,200	1,288
BAMLL Re-REMIC Trust 2013-FRR2
0.00%, 09/26/2022, Series 2013-FRR2, Class A(2)	4,000	3,927
BAMLL Re-REMIC Trust 2014-FRR5

0.00%, 06/27/2045, Series 2014-FRR5, Class AK30(2)	6,300	6,109
Banc of America Alternative Loan Trust 2004-6
0.00%, 07/25/2049, Series 2004-6, Class 15PO	1	1
Banc of America Alternative Loan Trust 2005-11
5.50%, 12/25/2035, Series 2005-11, Class 1CB4	6	6
Banc of America Alternative Loan Trust 2006-5
6.00%, 06/25/2046, Series 2006-5, Class CB7	23	23
Banc of America Alternative Loan Trust 2007-1
4.26%, 04/25/2022, Series 2007-1, Class 1A1(5)	10	10
Banc of America Funding 2004-1 Trust
0.00%, 03/25/2034, Series 2004-1, Class PO	15	12
Banc of America Funding 2004-2 Trust
5.75%, 09/20/2034, Series 2004-2, Class 1CB1	996	1,064
Banc of America Funding 2005-6 Trust
5.50%, 10/25/2035, Series 2005-6, Class 2A7	18	18
Banc of America Funding 2005-7 Trust
0.00%, 11/25/2035, Series 2005-7, Class 30PO	15	15
Banc of America Funding 2005-8 Trust
0.00%, 01/25/2036, Series 2005-8, Class 30PO	4	3
Banc of America Funding 2005-C Trust
0.34% (1 Month LIBOR USD + 0.24%, 0.24% Floor, 11.00% Cap), 05/20/2035, Series 2005-C, Class A1(1)	889	892
Banc of America Funding 2006-1 Trust
0.00%, 01/25/2036, Series 2006-1, Class XPO	5	3
Banc of America Mortgage 2003-C Trust
2.37%, 04/25/2033, Series 2003-C, Class 3A1(5)	10	10
BANK 2017-BNK4
3.63%, 05/15/2050, Series 2017-BNK4, Class A4	6,790	7,363
BANK 2017-BNK8
3.49%, 11/15/2050, Series 2017-BNK8, Class A4	12,745	13,792
BANK 2017-BNK9
3.54%, 11/15/2054, Series 2017-BNK9, Class A4	6,100	6,623
BANK 2018-BNK10
3.69%, 02/15/2061, Series 2018-BN10, Class A5	4,000	4,375
BANK 2019-BNK21
2.85%, 10/17/2052, Series 2019-BN21, Class A5	13,192	13,857
BANK 2020-BNK27
2.14%, 04/15/2063, Series 2020-BN27, Class A5	1,538	1,536
BANK 2020-BNK28
1.84%, 03/15/2063, Series 2020-BN28, Class A4	2,047	1,995
BANK 2020-BNK29
2.00%, 11/15/2053, Series 2020-BN29, Class A4	11,175	11,019
BANK 2021-BNK33
2.56%, 05/15/2064, Series 2021-BN33, Class A5	1,967	2,025
BANK 2021-BNK34
2.44%, 06/15/2063, Series 2021-BN34, Class A5	5,471	5,577
BANK 2021-BNK36
2.47%, 09/15/2064, Series 2021-BN36, Class A5	1,499	1,532
BANK 2021-BNK37
2.37%, 11/15/2064, Series 2021-BN37, Class A4	22,400	22,731
Bayview Financing Trust
3.15%, 11/10/2022, Series 2020-3F, Class A(2)(5)	5,698	5,688
BBCMS Mortgage Trust 2018-C2
4.05%, 12/15/2051, Series 2018-C2, Class A4	20,000	22,347
4.31%, 12/15/2051, Series 2018-C2, Class A5	5,475	6,217
BBCMS Mortgage Trust 2021-C12
2.42%, 11/15/2054, Series 2021-C12, Class A4	25,600	25,981
BB-UBS Trust 2012-SHOW
3.43%, 11/05/2036, Series 2012-SHOW, Class A(2)	4,602	4,766
Bear Stearns ARM Trust 2003-2
2.57%, 01/25/2033, Series 2003-2, Class A5(2)(5)	70	73
Bear Stearns ARM Trust 2003-7
2.48%, 10/25/2033, Series 2003-7, Class 3A(5)	2	2
Bear Stearns ARM Trust 2004-2
2.87%, 05/25/2034, Series 2004-2, Class 14A(5)	28	28
Bear Stearns ARM Trust 2006-1
2.40% (1 Year CMT Index + 2.25%, 2.25% Floor, 9.90% Cap), 02/25/2036, Series 2006-1, Class A1(1)	68	69
Bear Stearns Asset Backed Securities I Trust 2004-AC2
5.00%, 05/25/2034, Series 2004-AC2, Class 2A	13	13
Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14
0.52%, 12/11/2038, Series 2006-PW14, Class X1(2)(5)(6)	75	0
Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26
0.01%, 01/12/2045, Series 2007-T26, Class X1(2)(5)(6)	10,404	0
Bellemeade Re 2018-1 Ltd.
1.70% (1 Month LIBOR USD + 1.60%), 04/25/2028, Series 2018-1A, Class M1B(1)(2)	455	455
Bellemeade Re 2018-3 Ltd.
1.95% (1 Month LIBOR USD + 1.85%, 1.85% Floor), 10/25/2028, Series 2018-3A, Class M1B(1)(2)	1,834	1,834
Bellemeade Re 2019-3 Ltd.
1.70% (1 Month LIBOR USD + 1.60%, 1.60% Floor), 07/25/2029, Series 2019-3A, Class M1B(1)(2)	3,072	3,072

Bellemeade RE 2021-3 Ltd.
1.05% (30-day Average Secured Overnight Financing Rate + 1.00%, 1.00% Floor), 09/25/2031, Series 2021-3A, Class M1A(1)(2)	6,100	6,068
1.05% (30-day Average Secured Overnight Financing Rate + 1.00%, 1.00% Floor), 09/25/2031, Series 2021-3A, Class A2(1)(2)	8,400	8,317
Benchmark 2018-B6 Mortgage Trust
4.26%, 10/10/2051, Series 2018-B6, Class A4	8,862	10,024
Benchmark 2019-B15 Mortgage Trust
2.67%, 12/15/2072, Series 2019-B15, Class A4	30,000	30,827
Benchmark 2020-B16 Mortgage Trust
2.73%, 02/15/2053, Series 2020-B16, Class A5	511	530
Benchmark 2020-B17 Mortgage Trust
2.29%, 03/15/2053, Series 2020-B17, Class A5	3,637	3,658
Benchmark 2020-B19 Mortgage Trust
1.55%, 09/15/2053, Series 2020-B19, Class A4	21,500	20,680
1.85%, 09/15/2053, Series 2020-B19, Class A5	9,420	9,162
Benchmark 2020-B20 Mortgage Trust
2.03%, 10/15/2053, Series 2020-B20, Class A5	3,735	3,679
Benchmark 2020-B21 Mortgage Trust
1.98%, 12/17/2053, Series 2020-B21, Class A5	8,664	8,497
Benchmark 2020-B22 Mortgage Trust
1.97%, 01/15/2054, Series 2020-B22, Class A5	4,844	4,747
Benchmark 2021-B24 Mortgage Trust
2.01%, 03/15/2054, Series 2021-B24, Class A3	10,000	10,043
2.26%, 03/15/2054, Series 2021-B24, Class A4	20,000	20,024
2.58%, 03/15/2054, Series 2021-B24, Class A5	3,000	3,088
Benchmark 2021-B25 Mortgage Trust
2.58%, 04/15/2054, Series 2021-B25, Class A5	2,119	2,180
Benchmark 2021-B26 Mortgage Trust
2.61%, 06/15/2054, Series 2021-B26, Class A5	2,650	2,734
Benchmark 2021-B27 Mortgage Trust
2.10%, 07/15/2054, Series 2021-B27, Class A4	22,500	22,381
2.39%, 07/15/2054, Series 2021-B27, Class A5	3,309	3,351
Benchmark 2021-B28 Mortgage Trust
2.22%, 08/15/2054, Series 2021-B28, Class A5	2,052	2,049
Benchmark 2021-B29 Mortgage Trust
2.39%, 09/15/2054, Series 2021-B29, Class A5	4,375	4,429
Benchmark 2021-B31 Mortgage Trust
2.67%, 12/15/2054, Series 2021-B31, Class A5	3,850	3,991
BX Commercial Mortgage Trust 2020-BXLP

0.91% (1 Month LIBOR USD + 0.80%, 0.80% Floor), 12/15/2036, Series 2020-BXLP, Class A(1)(2)	11,273	11,266
Cascade Funding Mortgage Trust 2021-FRR1
2.32%, 02/28/2025, Series 2021-FRR1, Class BK45(2)	4,450	4,328
CD 2006-CD3 Mortgage Trust
0.18%, 10/15/2048, Series 2006-CD3, Class XS(2)(5)	91	1
CD 2019-CD8 Mortgage Trust
2.66%, 08/15/2057, Series 2019-CD8, Class A3	20,000	20,295
Central Park Funding Trust 2021-1

2.85% (1 Month LIBOR USD + 2.75%, 2.75% Floor), 08/29/2022, Series 2021-1, Class PT(1)(2)	11,432	11,678
Chase Mortgage Finance Trust Series 2006-A1
2.85%, 09/25/2036, Series 2006-A1, Class 2A3(5)	74	70
Chase Mortgage Finance Trust Series 2007-A1
2.33%, 02/25/2037, Series 2007-A1, Class 1A3(5)	18	19
2.44%, 02/25/2037, Series 2007-A1, Class 2A1(5)	33	33
2.46%, 02/25/2037, Series 2007-A1, Class 7A1(5)	4	4
2.77%, 02/25/2037, Series 2007-A1, Class 9A1(5)	16	16
Chase Mortgage Finance Trust Series 2007-A2
2.29%, 06/25/2035, Series 2007-A2, Class 1A1(5)	12	12
2.36%, 06/25/2035, Series 2007-A2, Class 2A1(5)	26	27
CHL Mortgage Pass-Through Trust 2002-18
0.00%, 11/25/2032, Series 2002-18, Class PO	5	4
CHL Mortgage Pass-Through Trust 2004-3
5.50%, 04/25/2034, Series 2004-3, Class A26	19	19
5.75%, 04/25/2034, Series 2004-3, Class A4	13	13
CHL Mortgage Pass-Through Trust 2004-5
5.50%, 06/25/2034, Series 2004-5, Class 1A4	73	76
CHL Mortgage Pass-Through Trust 2004-7
2.50%, 06/25/2034, Series 2004-7, Class 2A1(5)	5	5
CHL Mortgage Pass-Through Trust 2004-8
4.50%, 06/25/2022, Series 2004-8, Class 2A1	2	2
CHL Mortgage Pass-Through Trust 2004-HYB1
2.67%, 05/20/2034, Series 2004-HYB1, Class 2A(5)	7	8
CHL Mortgage Pass-Through Trust 2004-HYB3
1.98%, 06/20/2034, Series 2004-HYB3, Class 2A(5)	35	36
CHL Mortgage Pass-Through Trust 2004-HYB6
2.54%, 11/20/2034, Series 2004-HYB6, Class A3(5)	25	26
CHL Mortgage Pass-Through Trust 2005-14
5.50%, 07/25/2035, Series 2005-14, Class A2	11	7
CHL Mortgage Pass-Through Trust 2005-16
5.50%, 09/25/2035, Series 2005-16, Class A23	6	5

CHL Mortgage Pass-Through Trust 2005-22
2.48%, 11/25/2035, Series 2005-22, Class 2A1(5)	96	92
Citicorp Mortgage Securities Trust Series 2006-1
5.00%, 02/25/2022, Series 2006-1, Class 2A1	1	1
Citicorp Mortgage Securities Trust Series 2006-4
6.00%, 08/25/2036, Series 2006-4, Class 1A2	27	28
Citigroup Commercial Mortgage Trust 2014-GC19
3.75%, 03/10/2047, Series 2014-GC19, Class A3	3,643	3,782
Citigroup Commercial Mortgage Trust 2014-GC21
3.58%, 05/10/2047, Series 2014-GC21, Class A4	2,763	2,847
Citigroup Commercial Mortgage Trust 2014-GC23
3.36%, 07/10/2047, Series 2014-GC23, Class A3	6,803	7,015
Citigroup Commercial Mortgage Trust 2015-GC29
2.94%, 04/10/2048, Series 2015-GC29, Class A3	9,394	9,579
Citigroup Commercial Mortgage Trust 2015-GC33
3.78%, 09/10/2058, Series 2015-GC33, Class A4	717	768
Citigroup Commercial Mortgage Trust 2016-C1
2.94%, 05/10/2049, Series 2016-C1, Class A3	10,100	10,419
Citigroup Commercial Mortgage Trust 2016-C3
3.15%, 11/15/2049, Series 2016-C3, Class A4	2,764	2,914
Citigroup Commercial Mortgage Trust 2016-GC37
3.05%, 04/10/2049, Series 2016-GC37, Class A3	10,677	10,954
Citigroup Commercial Mortgage Trust 2016-P6
3.72%, 12/10/2049, Series 2016-P6, Class A5(5)	2,783	3,006
Citigroup Commercial Mortgage Trust 2017-P7
3.44%, 04/14/2050, Series 2017-P7, Class A3	16,000	17,086
Citigroup Commercial Mortgage Trust 2017-P8
3.20%, 09/15/2050, Series 2017-P8, Class A3	21,000	22,071
Citigroup Commercial Mortgage Trust 2018-B2
3.74%, 03/10/2051, Series 2018-B2, Class A3	22,000	23,714
Citigroup Commercial Mortgage Trust 2019-C7
2.86%, 12/15/2072, Series 2019-C7, Class A3	2,550	2,622
3.10%, 12/15/2072, Series 2019-C7, Class A4	3,996	4,252
Citigroup Commercial Mortgage Trust 2020-GC46
2.72%, 02/15/2053, Series 2020-GC46, Class A5	13,520	14,040
Citigroup Global Markets Mortgage Securities VII, Inc.
0.00%, 06/25/2033, Series 2003-UP2, Class PO1(6)	0	0
2.24%, 09/25/2033, Series 2003-HYB1, Class A(5)	23	24
Citigroup Mortgage Loan Trust 2009-10
2.52%, 09/25/2033, Series 2009-10, Class 1A1(2)(5)	92	93
Citigroup Mortgage Loan Trust 2015-A
4.50%, 06/25/2058, Series 2015-A, Class B2(2)(5)	317	326
Citigroup Mortgage Loan Trust, Inc.
0.00%, 09/25/2033, Series 2003-1, Class PO3	4	3
0.00%, 10/25/2033, Series 2003-1, Class PO2(6)	0	0
1.95%, 08/25/2034, Series 2004-UST1, Class A6(5)	6	5
2.22%, 02/25/2035, Series 2005-1, Class 2A1A(5)	18	17
3.01%, 08/25/2035, Series 2005-5, Class 1A2(5)	51	43
5.25%, 10/25/2033, Series 2003-1, Class 2A5	7	7
5.50%, 05/25/2035, Series 2005-2, Class 2A11	64	66
5.50%, 11/25/2035, Series 2005-9, Class 2A2	1	1
6.00%, 11/25/2035, Series 2005-9, Class 22A2	1,332	1,350
7.00%, 09/25/2033, Series 2003-UP3, Class A3	2	2
COMM 2012-CCRE1 Mortgage Trust
3.39%, 05/15/2045, Series 2012-CR1, Class A3	1,869	1,873
COMM 2012-CCRE2 Mortgage Trust
1.61%, 08/15/2045, Series 2012-CR2, Class XA(5)	2,540	4
3.15%, 08/15/2045, Series 2012-CR2, Class A4	9,614	9,640
COMM 2013-300P Mortgage Trust
4.35%, 08/10/2030, Series 2013-300P, Class A1(2)	516	535
COMM 2013-CCRE10 Mortgage Trust
3.92%, 08/10/2046, Series 2013-CR10, Class A3	1,953	2,013
COMM 2013-CCRE11 Mortgage Trust
4.26%, 08/10/2050, Series 2013-CR11, Class A4	8,100	8,482
COMM 2013-CCRE12 Mortgage Trust
3.77%, 10/10/2046, Series 2013-CR12, Class A3	9,004	9,249
COMM 2013-CCRE7 Mortgage Trust
3.21%, 03/10/2046, Series 2013-CR7, Class A4	1,226	1,247
COMM 2013-CCRE9 Mortgage Trust
4.02%, 07/10/2045, Series 2013-CR9, Class A3	611	624
COMM 2013-SFS Mortgage Trust
2.99%, 04/12/2035, Series 2013-SFS, Class A2(2)(5)	708	717
COMM 2014-CCRE19 Mortgage Trust
3.80%, 08/10/2047, Series 2014-CR19, Class A5	17,769	18,747
COMM 2014-CCRE20 Mortgage Trust
3.33%, 11/10/2047, Series 2014-CR20, Class A3	10,861	11,177
COMM 2015-CCRE24 Mortgage Trust
3.43%, 08/10/2048, Series 2015-CR24, Class A4	7,007	7,248
3.70%, 08/10/2048, Series 2015-CR24, Class A5	771	820
COMM 2015-CCRE25 Mortgage Trust
3.51%, 08/10/2048, Series 2015-CR25, Class A3	10,328	10,705

3.76%, 08/10/2048, Series 2015-CR25, Class A4	2,437	2,605
COMM 2015-LC23 Mortgage Trust
3.77%, 10/10/2048, Series 2015-LC23, Class A4	4,039	4,331
COMM 2018-HOME Mortgage Trust
3.82%, 04/10/2033, Series 2018-HOME, Class A(2)(5)	10,975	11,884
COMM 2020-CBM Mortgage Trust
3.40%, 02/10/2037, Series 2020-CBM, Class C(2)	6,090	6,057
Credit Suisse Commercial Mortgage Trust Series 2007-C2
0.02%, 01/15/2049, Series 2007-C2, Class AX(2)(5)(6)	1,805	0
Credit Suisse First Boston Mortgage Securities Corp.
0.00%, 10/25/2033, Series 2003-23, Class 1P	31	26
2.28%, 06/25/2033, Series 2003-AR15, Class 3A1(5)	15	16
5.25%, 09/25/2033, Series 2003-21, Class 1A4	30	31
5.25%, 09/25/2034, Series 2004-5, Class 3A1	9	9
6.69%, 02/25/2033, Series 2003-1, Class DB1(5)	53	57
CSAIL 2015-C4 Commercial Mortgage Trust
3.54%, 11/15/2048, Series 2015-C4, Class A3	7,447	7,814
CSAIL 2016-C7 Commercial Mortgage Trust
3.50%, 11/15/2049, Series 2016-C7, Class A5	1,882	2,013
CSAIL 2017-C8 Commercial Mortgage Trust
3.13%, 06/15/2050, Series 2017-C8, Class A3	15,525	16,029
CSAIL 2019-C16 Commercial Mortgage Trust
3.33%, 06/15/2052, Series 2019-C16, Class A3	1,299	1,390
CSAIL 2021-C20 Commercial Mortgage Trust
2.49%, 03/15/2054, Series 2021-C20, Class A2	22,125	22,531
2.80%, 03/15/2054, Series 2021-C20, Class A3	1,700	1,767
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27
5.25%, 11/25/2033, Series 2003-27, Class 5A4	7	7
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-4
5.50%, 09/25/2034, Series 2004-4, Class 2A4	22	24
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-8
5.50%, 12/25/2034, Series 2004-8, Class 1A4	73	74
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10
0.00%, 11/25/2035, Series 2005-10, Class AP	6	4
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9
0.00%, 10/25/2035, Series 2005-9, Class AP	9	7
5.50%, 10/25/2035, Series 2005-9, Class DX	136	15
CSMC 2014-USA OA LLC
4.37%, 09/15/2037, Series 2014-USA, Class D(2)	3,000	2,803
CSMC 2018-RPL9 Trust
3.85%, 09/25/2057, Series 2018-RPL9, Class A(2)(5)	4,897	5,087
CSMC 2020-RPL3 Trust
2.69%, 03/25/2060, Series 2020-RPL3, Class A1(2)(5)	2,756	2,765
CSMC 2020-RPL6 Trust
2.69%, 03/25/2059, Series 2020-RPL6, Class A1(2)(5)	4,363	4,374
CSMC SER 2020-11R
0.00%, 04/28/2038(2)(5)	2,983	3,037
CSMCM 2018-RPL4 Trust
0.00%, 05/25/2058(2)(5)(11)	2,457	2,258
CSMCM 2018-RPL9 Trust
2.89%, 09/25/2057, Series 2018-RPL9, Class CERT(2)(5)(11)	2,216	2,018
DBJPM 16-C1 Mortgage Trust
3.02%, 05/10/2049, Series 2016-C1, Class A3A	13,368	13,759
DBJPM 20-C9 Mortgage Trust
1.64%, 08/15/2053, Series 2020-C9, Class A4	20,600	19,883
Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust Series 2005-1
4.40%, 02/25/2022, Series 2005-1, Class 2A1(5)	5	5
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 2004-4
6.15%, 04/25/2034, Series 2004-4, Class 1A6(3)(6)	0	0
Eagle RE 2018-1 Ltd.

1.80% (1 Month LIBOR USD + 1.70%, 1.70% Floor), 11/25/2028, Series 2018-1, Class M1(1)(2)	1,514	1,514
Eagle RE 2019-1 Ltd.
1.90% (1 Month LIBOR USD + 1.80%), 04/25/2029, Series 2019-1, Class M1B(1)(2)	866	866
Eagle RE 2021-1 Ltd.
1.75% (30-day Average Secured Overnight Financing Rate + 1.70%, 1.70% Floor), 10/25/2033, Series 2021-1, Class M1A(1)(2)	16,710	16,710
Eagle RE 2021-2 Ltd.
1.60% (30-day Average Secured Overnight Financing Rate + 1.55%, 1.55% Floor), 04/25/2034, Series 2021-2, Class M1A(1)(2)	21,840	21,839
Fannie Mae
2.00%, 01/01/2037(10)	46,140	47,244
2.00%, 01/01/2052(10)	171,585	171,056
2.50%, 01/01/2052(10)	130,120	132,754
2.50%, 02/01/2052(10)	160,365	163,203
3.00%, 01/01/2052(10)	91,335	94,620
3.00%, 02/01/2052(10)	10,000	10,344
3.50%, 01/01/2052(10)	40,555	42,693
4.00%, 01/01/2052(10)	21,700	23,082
4.50%, 01/01/2052(10)	15,335	16,427
Fannie Mae Grantor Trust 1999-T2
7.50%, 01/19/2039, Series 1999-T2, Class A1(5)	45	48

Fannie Mae Grantor Trust 2001-T3
7.50%, 11/25/2040, Series 2001-T3, Class A1	75	83
Fannie Mae Grantor Trust 2002-T16
7.00%, 07/25/2042, Series 2002-T16, Class A2	88	104
Fannie Mae Grantor Trust 2004-T1
6.50%, 01/25/2044, Series 2004-T1, Class 1A2	16	19
Fannie Mae Grantor Trust 2004-T2
3.40%, 07/25/2043, Series 2004-T2, Class 2A(5)	68	71
7.50%, 11/25/2043, Series 2004-T2, Class 1A4	144	165
Fannie Mae Grantor Trust 2004-T3
6.50%, 02/25/2044, Series 2004-T3, Class 1A2	220	252
7.00%, 02/25/2044, Series 2004-T3, Class 1A3	90	105
10.35%, 01/25/2044, Series 2004-T3, Class PT1(5)	17	21
Fannie Mae Grantor Trust 2017-T1
2.90%, 06/25/2027, Series 2017-T1, Class A	6,517	6,889
Fannie Mae Interest Strip
0.00%, 09/25/2024, Series 300, Class 1	14	14
0.00%, 01/25/2033, Series 329, Class 1	5	5
0.60% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 08/25/2042, Series 412, Class F2(1)	320	325
0.65% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 08/25/2042, Series 411, Class F1(1)	724	732
5.00%, 12/25/2033, Series 345, Class 6(5)	7	1
5.50%, 05/25/2036, Series 365, Class 8	26	5
5.50%, 08/25/2036, Series 374, Class 5	20	4
5.50%, 04/25/2037, Series 393, Class 6	7	1
6.00%, 01/25/2038, Series 383, Class 33	18	4
7.50%, 04/25/2023, Series 218, Class 2(6)	0	0
9.00%, 03/25/2024, Series 265, Class 2(6)	0	0
Fannie Mae Pool
0.44% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 97.76% Cap), 01/01/2023(1)	1,260	1,259
0.57% (1 Month LIBOR USD + 0.48%, 0.48% Floor, 98.56% Cap), 09/01/2024(1)	3,326	3,325
1.32% (6 Month LIBOR USD + 1.20%, 1.20% Floor, 10.34% Cap), 08/01/2034(1)	19	19
1.36% (6 Month LIBOR USD + 1.24%, 1.24% Floor, 12.56% Cap), 09/01/2036(1)	68	70
1.47% (6 Month LIBOR USD + 1.31%, 1.31% Floor, 12.02% Cap), 07/01/2037(1)	36	37
1.50%, 01/01/2031	10,000	9,749
1.50%, 10/01/2050	2,150	2,078
1.50%, 11/01/2050	4,954	4,788
1.50%, 12/01/2050	15,328	14,815
1.50%, 01/01/2051	1,686	1,633
1.53% (1 Year LIBOR USD + 1.28%, 1.28% Floor, 9.93% Cap), 05/01/2035(1)	6	6
1.56%, 01/01/2031	2,275	2,229
1.58% (6 Month LIBOR USD + 1.41%, 1.41% Floor, 9.28% Cap), 09/01/2033(1)	26	26
1.58% (1 Year LIBOR USD + 1.33%, 1.33% Floor, 11.24% Cap), 11/01/2037(1)	58	59
1.61% (6 Month LIBOR USD + 1.48%, 1.48% Floor, 12.68% Cap), 02/01/2037(1)	37	38
1.68% (6 Month LIBOR USD + 1.55%, 1.55% Floor, 10.96% Cap), 02/01/2035(1)	3	3
1.68% (6 Month LIBOR USD + 1.51%, 1.51% Floor, 10.87% Cap), 01/01/2035(1)	88	91
1.70% (6 Month LIBOR USD + 1.50%, 1.50% Floor, 12.67% Cap), 01/01/2037(1)	26	27
1.72% (1 Year LIBOR USD + 1.47%, 1.47% Floor, 9.99% Cap), 10/01/2034(1)	5	6
1.72% (1 Year LIBOR USD + 1.47%, 1.47% Floor, 10.72% Cap), 07/01/2037(1)	7	7
1.73% (6 Month LIBOR USD + 1.60%, 1.60% Floor, 10.35% Cap), 09/01/2036(1)	21	22
1.74% (1 Year LIBOR USD + 1.49%, 1.49% Floor, 10.29% Cap), 11/01/2033(1)	27	27
1.76% (1 Year LIBOR USD + 1.76%, 1.76% Floor, 11.26% Cap), 09/01/2037(1)	4	4
1.82% (1 Year LIBOR USD + 1.57%, 1.57% Floor, 11.38% Cap), 09/01/2036(1)	24	25
1.82% (1 Year LIBOR USD + 1.51%, 1.51% Floor, 9.70% Cap), 03/01/2035(1)	14	14
1.86% (1 Year LIBOR USD + 1.61%, 1.61% Floor, 9.30% Cap), 08/01/2033(1)	16	17
1.88% (1 Year LIBOR USD + 1.51%, 1.51% Floor, 10.24% Cap), 01/01/2035(1)	7	7
1.89% (1 Year LIBOR USD + 1.64%, 1.63% Floor, 10.78% Cap), 07/01/2037(1)	55	57
1.89% (1 Year LIBOR USD + 1.65%, 1.65% Floor, 10.98% Cap), 09/01/2034(1)	1	1
1.90% (1 Year LIBOR USD + 1.65%, 1.65% Floor, 9.93% Cap), 08/01/2034(1)	9	9
1.90% (1 Year LIBOR USD + 1.65%, 1.65% Floor, 11.30% Cap), 05/01/2036(1)	3	3
1.90% (1 Year LIBOR USD + 1.65%, 1.65% Floor, 10.15% Cap), 09/01/2035(1)	10	11
1.92% (1 Year LIBOR USD + 1.67%, 1.67% Floor, 10.95% Cap), 09/01/2036(1)	57	58
1.97% (1 Year LIBOR USD + 1.68%, 1.68% Floor, 8.86% Cap), 01/01/2034(1)	3	3
1.97% (1 Year LIBOR USD + 1.60%, 1.60% Floor, 10.91% Cap), 05/01/2035(1)	5	5
1.98% (1 Year LIBOR USD + 1.60%, 1.60% Floor, 10.90% Cap), 04/01/2037(1)	11	11
1.98% (1 Year LIBOR USD + 1.73%, 1.73% Floor, 9.98% Cap), 11/01/2034(1)	3	3

1.99% (12 Month U.S. Treasury Average + 1.94%, 1.94% Floor, 8.54% Cap), 01/01/2036(1)	46	48
2.00%, 08/01/2031	1,533	1,576
2.00% (1 Year LIBOR USD + 1.75%, 1.75% Floor, 10.00% Cap), 08/01/2034(1)	4	4
2.00%, 06/01/2040	3,235	3,283
2.00%, 07/01/2040	3,074	3,115
2.00%, 09/01/2040	1,744	1,770
2.00%, 02/01/2041	8,325	8,459
2.00%, 05/01/2041	37,570	38,175
2.00%, 09/01/2050	7,131	7,115
2.00%, 10/01/2050	27,110	27,051
2.00%, 11/01/2050	1,912	1,908
2.00%, 11/01/2050	16,144	16,109
2.00%, 01/01/2051	4,068	4,059
2.00%, 01/01/2051	20,656	20,611

2.00%, 02/01/2051	8,048	8,055
2.00%, 03/01/2051	24,389	24,335
2.00%, 08/01/2051	12,987	12,987
2.00%, 09/01/2051	16,318	16,283
2.00%, 10/01/2051	180	180
2.00%, 10/01/2051	10,528	10,505
2.00%, 10/01/2051	13,443	13,414
2.00%, 11/01/2051	183	182
2.00%, 12/01/2051	14,434	14,501
2.00%, 01/01/2052	2,106	2,102
2.02% (1 Year LIBOR USD + 1.77%, 1.77% Floor, 11.62% Cap), 10/01/2036(1)	26	26
2.02% (1 Year LIBOR USD + 1.77%, 1.77% Floor, 11.10% Cap), 07/01/2036(1)	22	22
2.02% (1 Year LIBOR USD + 1.77%, 1.77% Floor, 10.84% Cap), 08/01/2036(1)	38	40
2.06% (1 Year LIBOR USD + 1.81%, 1.81% Floor, 9.16% Cap), 09/01/2033(1)	7	7
2.07% (1 Year LIBOR USD + 1.82%, 1.82% Floor, 10.94% Cap), 12/01/2036(1)	42	43
2.07% (1 Year LIBOR USD + 1.82%, 1.82% Floor, 11.20% Cap), 09/01/2036(1)	13	13
2.08% (1 Year LIBOR USD + 1.80%, 1.80% Floor, 10.22% Cap), 07/01/2037(1)	26	26
2.10% (1 Year CMT Index + 2.08%, 2.08% Floor, 10.78% Cap), 11/01/2037(1)	27	29
2.11% (1 Year LIBOR USD + 1.86%, 1.86% Floor, 10.43% Cap), 06/01/2036(1)	12	12
2.12% (1 Year LIBOR USD + 1.87%, 1.87% Floor, 11.06% Cap), 06/01/2036(1)	64	68
2.12% (1 Year CMT Index + 2.00%, 2.00% Floor, 9.09% Cap), 11/01/2034(1)	4	4
2.13% (1 Year LIBOR USD + 1.88%, 1.88% Floor, 11.53% Cap), 08/01/2036(1)	15	15
2.16% (1 Year LIBOR USD + 1.79%, 1.79% Floor, 10.19% Cap), 01/01/2038(1)	16	16
2.16% (1 Year LIBOR USD + 1.91%, 1.91% Floor, 12.16% Cap), 09/01/2037(1)	4	4
2.17% (1 Year CMT Index + 2.05%, 2.05% Floor, 9.42% Cap), 07/01/2034(1)(6)	0	0
2.18% (1 Year CMT Index + 2.12%, 2.12% Floor, 10.31% Cap), 08/01/2036(1)	5	5
2.18% (11th District Cost of Funds Index + 1.25%, 2.00% Floor, 12.64% Cap), 09/01/2027(1)	2	2
2.20% (1 Year LIBOR USD + 1.95%, 1.95% Floor, 12.32% Cap), 11/01/2036(1)(6)	0	0
2.21% (1 Year CMT Index + 2.09%, 2.09% Floor, 10.13% Cap), 07/01/2035(1)	3	3
2.26% (6 Month LIBOR USD + 2.03%, 2.03% Floor, 10.88% Cap), 02/01/2037(1)	30	31
2.29% (1 Year LIBOR USD + 1.94%, 1.94% Floor, 10.91% Cap), 01/01/2037(1)	12	12
2.32%, 12/01/2022	332	335
2.33% (1 Year LIBOR USD + 2.08%, 2.08% Floor, 10.92% Cap), 10/01/2036(1)	27	28
2.33% (1 Year LIBOR USD + 2.08%, 2.08% Floor, 10.84% Cap), 10/01/2036(1)	44	46
2.34%, 12/01/2022	1,957	1,973
2.34%, 01/01/2023	1,214	1,226
2.35% (1 Year CMT Index + 2.26%, 2.26% Floor, 10.76% Cap), 12/01/2037(1)	62	65
2.35% (1 Year CMT Index + 2.23%, 2.22% Floor, 9.77% Cap), 01/01/2036(1)	17	18
2.35% (1 Year CMT Index + 2.25%, 2.25% Floor, 9.66% Cap), 04/01/2035(1)	19	20
2.37%, 01/01/2023	965	975
2.38%, 11/01/2022	767	772
2.40% (1 Year CMT Index + 2.32%, 2.32% Floor, 11.02% Cap), 09/01/2037(1)	13	14
2.41%, 11/01/2022	138	139
2.42% (1 Year CMT Index + 2.38%, 2.38% Floor, 10.19% Cap), 10/01/2034(1)	21	22
2.42%, 06/01/2023	796	809
2.42% (1 Year CMT Index + 2.30%, 2.30% Floor, 9.19% Cap), 06/01/2034(1)	23	24
2.49%, 03/01/2023	718	727
2.50%, 04/01/2023	1,445	1,467
2.50%, 04/01/2030	1,191	1,240
2.50%, 05/01/2030	1,437	1,492
2.50%, 11/01/2031	2,020	2,100
2.50%, 12/01/2034	10,427	10,840
2.50%, 08/01/2035	2,457	2,559
2.50%, 08/01/2035	4,806	5,006
2.50%, 09/01/2035	6,465	6,704
2.50%, 10/01/2035	180	187
2.50%, 12/01/2036	1,616	1,663
2.50%, 05/01/2041	17,090	17,644
2.50%, 01/01/2043	1,475	1,520
2.50%, 02/01/2043	658	678
2.50%, 10/01/2043	1,349	1,390
2.50%, 05/01/2046	607	624
2.50%, 07/01/2046	1,590	1,632
2.50%, 08/01/2046	557	571
2.50%, 10/01/2046	457	469
2.50%, 03/01/2050	788	807
2.50%, 06/01/2050	1,075	1,106
2.50%, 06/01/2050	2,509	2,583
2.50%, 06/01/2050	3,977	4,089
2.50%, 06/01/2050	15,916	16,253
2.50%, 07/01/2050	2,572	2,647
2.50%, 07/01/2050	6,306	6,490
2.50%, 08/01/2050	2,907	2,992
2.50%, 08/01/2050	20,928	21,372
2.50%, 09/01/2050	3,265	3,363
2.50%, 09/01/2050	7,807	7,989
2.50%, 10/01/2050	47,366	48,371
2.50%, 11/01/2050	2,062	2,121
2.50%, 12/01/2050	13,247	13,557
2.50%, 03/01/2051	2,697	2,764

2.50%, 04/01/2051	24,306	24,825
2.50%, 05/01/2051	3,302	3,405
2.50%, 07/01/2051	2,661	2,719
2.50%, 09/01/2051	13,859	14,195
2.50%, 11/01/2051	13,961	14,273
2.50%, 11/01/2051	18,457	18,944
2.52%, 05/01/2023	3,302	3,354
2.52%, 11/01/2029	14,475	15,218
2.53% (1 Year CMT Index + 2.47%, 2.47% Floor, 10.43% Cap), 10/01/2035(1)	36	36
2.55%, 11/01/2022	355	358
2.55%, 11/01/2022	1,112	1,121
2.55%, 10/01/2028	9,113	9,564
2.58%, 09/01/2028	3,814	4,010
2.59%, 09/01/2028	7,552	7,947
2.62% (1 Year LIBOR USD + 2.37%, 2.37% Floor, 11.22% Cap), 08/01/2037(1)	35	36
2.62%, 10/01/2028	9,043	9,516
2.63% (6 Month LIBOR USD + 2.50%, 2.50% Floor, 10.63% Cap), 02/01/2036(1)	4	4
2.64%, 04/01/2023	319	324
2.64%, 07/01/2023	413	421
2.65%, 08/01/2022	1,032	1,035
2.67%, 07/01/2022	624	625
2.68% (6 Month LIBOR USD + 2.50%, 2.50% Floor, 11.23% Cap), 03/01/2036(1)	131	140
2.68%, 05/01/2025	1,757	1,824
2.70%, 04/01/2025	4,647	4,827
2.72%, 04/01/2023(5)	299	304
2.73%, 06/01/2023(5)	1,040	1,058
2.77%, 06/01/2023	873	890
2.81%, 04/01/2025	2,900	3,026
2.81%, 05/01/2027	1,867	1,972
2.83%, 05/01/2027	8,000	8,463
2.90%, 12/01/2024	2,000	2,086
2.90%, 10/01/2029	3,334	3,588
2.91%, 03/01/2027	9,513	10,082
2.93%, 01/01/2025	1,801	1,807
3.00%, 01/01/2027	1,512	1,582
3.00%, 06/01/2027	1,984	2,116
3.00%, 10/01/2027	1,216	1,274
3.00%, 08/01/2028	602	632
3.00%, 09/01/2028	1,064	1,121
3.00%, 12/01/2028	351	369
3.00%, 05/01/2030	936	983
3.00%, 04/01/2032	6,946	7,260
3.00%, 02/01/2034	3,622	3,794
3.00%, 04/01/2036	702	735
3.00%, 08/01/2036	662	696
3.00%, 05/01/2038	9,090	9,526
3.00%, 05/01/2042	244	258
3.00%, 10/01/2042	2,230	2,354
3.00%, 11/01/2042	1,380	1,456
3.00%, 12/01/2042	56	59
3.00%, 12/01/2042	474	500
3.00%, 12/01/2042	786	833
3.00%, 01/01/2043	486	512
3.00%, 01/01/2043	785	829
3.00%, 01/01/2043	853	900
3.00%, 01/01/2043	867	917
3.00%, 02/01/2043	452	477
3.00%, 04/01/2043	1,047	1,105
3.00%, 04/01/2043	1,816	1,917
3.00%, 04/01/2043	2,395	2,536
3.00%, 05/01/2043	33	34
3.00%, 05/01/2043	148	156
3.00%, 05/01/2043	1,356	1,431
3.00%, 05/01/2043	4,945	5,218
3.00%, 06/01/2043	39	41
3.00%, 06/01/2043	244	255
3.00%, 06/01/2043	261	275
3.00%, 06/01/2043	1,668	1,767
3.00%, 06/01/2043	2,860	3,017
3.00%, 07/01/2043	37	39
3.00%, 07/01/2043	135	142
3.00%, 07/01/2043	242	253
3.00%, 07/01/2043	673	716
3.00%, 07/01/2043	983	1,036
3.00%, 07/01/2043	4,282	4,531
3.00%, 08/01/2043	40	42
3.00%, 08/01/2043	906	955
3.00%, 08/01/2043	2,587	2,730
3.00%, 08/01/2043	3,083	3,252
3.00%, 09/01/2043	499	527
3.00%, 10/01/2043	62	65

3.00%, 10/01/2043	8,472	8,970
3.00%, 02/01/2044	3,616	3,816
3.00%, 03/01/2044	392	415
3.00%, 04/01/2045	4,033	4,248
3.00%, 05/01/2046	3,741	3,931
3.00%, 09/01/2046	542	569
3.00%, 11/01/2046	1,175	1,233
3.00%, 11/01/2046	3,583	3,770
3.00%, 11/01/2046	4,114	4,295
3.00%, 01/01/2047	2,458	2,579
3.00%, 02/01/2047	976	1,030
3.00%, 02/01/2047	1,200	1,266
3.00%, 02/01/2047	3,233	3,407
3.00%, 03/01/2047	422	442
3.00%, 08/01/2049	15,468	16,302
3.00%, 12/01/2049	260	273
3.00%, 12/01/2049	899	942
3.00%, 12/01/2049	5,435	5,669
3.00%, 02/01/2050	5,588	5,791
3.00%, 03/01/2050	1,700	1,762
3.00%, 03/01/2050	2,771	2,899
3.00%, 05/01/2050	438	462
3.00%, 06/01/2050	747	778
3.00%, 06/01/2050	2,715	2,815
3.00%, 08/01/2050	6,070	6,292
3.00%, 09/01/2050	6,343	6,631
3.00%, 11/01/2050	483	508
3.00%, 07/01/2060	9,968	10,511
3.02%, 05/01/2022	589	588
3.02%, 07/01/2029	8,200	8,893
3.07%, 02/01/2025	4,995	5,235
3.08%, 12/01/2024	1,788	1,872
3.08%, 01/01/2028	8,000	8,554
3.09%, 09/01/2029	7,484	8,240
3.10%, 09/01/2025	4,749	5,023
3.10%, 01/01/2028	6,648	7,156
3.11%, 12/01/2024	2,414	2,530
3.12%, 11/01/2026	930	992
3.12%, 06/01/2035	3,400	3,783
3.13%, 03/01/2027	6,835	7,338
3.14%, 03/01/2022	259	259
3.14%, 12/01/2026	1,730	1,847
3.19%, 01/01/2033	4,069	4,408
3.19%, 03/01/2036	2,351	2,561
3.22%, 09/01/2032	6,000	6,271
3.24%, 10/01/2026	1,734	1,856
3.25%, 09/01/2026	1,414	1,516
3.25%, 02/01/2027	5,465	5,862
3.26%, 12/01/2026	911	975
3.29%, 08/01/2026	2,931	3,134
3.34%, 02/01/2027	1,500	1,617
3.38%, 12/01/2023	2,332	2,411
3.45%, 01/01/2024	1,656	1,716
3.45%, 04/01/2035	1,776	2,000
3.50%, 11/01/2029	284	299
3.50%, 12/01/2029	1,469	1,554
3.50%, 05/01/2030	334	354
3.50%, 08/01/2030	994	1,062
3.50%, 12/01/2030	935	989
3.50%, 06/01/2031	42	45
3.50%, 07/01/2032	72	77
3.50%, 11/01/2032	522	557
3.50%, 12/01/2032	192	205
3.50%, 02/01/2033	255	270
3.50%, 02/01/2033	301	320
3.50%, 03/01/2033	1,575	1,674
3.50%, 04/01/2033	1,133	1,195
3.50%, 06/01/2033	132	141
3.50%, 10/01/2033	5,461	5,843
3.50%, 06/01/2040	942	1,001
3.50%, 12/01/2040	47	50
3.50%, 02/01/2041	4,030	4,349
3.50%, 06/01/2041	8,904	9,557
3.50%, 11/01/2041	152	163
3.50%, 12/01/2041	131	142
3.50%, 12/01/2041	224	242
3.50%, 12/01/2041	240	258
3.50%, 02/01/2042	5	5
3.50%, 02/01/2042	149	161
3.50%, 02/01/2042	202	217
3.50%, 04/01/2042	115	125

3.50%, 05/01/2042	3,264	3,503
3.50%, 05/01/2042	3,473	3,728
3.50%, 06/01/2042	805	869
3.50%, 07/01/2042	621	668
3.50%, 07/01/2042	2,027	2,189
3.50%, 07/01/2042	10,917	11,791
3.50%, 08/01/2042	396	427
3.50%, 09/01/2042	321	345
3.50%, 09/01/2042	354	383
3.50%, 09/01/2042	431	463
3.50%, 09/01/2042	2,486	2,685
3.50%, 10/01/2042	174	188
3.50%, 10/01/2042	183	197
3.50%, 10/01/2042	334	358
3.50%, 10/01/2042	582	626
3.50%, 11/01/2042	1,513	1,627
3.50%, 11/01/2042	3,922	4,236
3.50%, 01/01/2043	380	409
3.50%, 01/01/2043	459	494
3.50%, 02/01/2043	27	29
3.50%, 02/01/2043	40	43
3.50%, 03/01/2043	293	315
3.50%, 03/01/2043	879	949
3.50%, 03/01/2043	1,735	1,854
3.50%, 04/01/2043	841	903
3.50%, 04/01/2043	2,144	2,315
3.50%, 05/01/2043	37	40
3.50%, 05/01/2043	266	284
3.50%, 05/01/2043	966	1,038
3.50%, 05/01/2043	999	1,073
3.50%, 07/01/2043	5,001	5,401
3.50%, 08/01/2043	974	1,046
3.50%, 06/01/2044	3,383	3,635
3.50%, 06/01/2044	3,646	3,926
3.50%, 04/01/2045	5,890	6,329
3.50%, 06/01/2045	848	905
3.50%, 06/01/2045	3,751	4,014
3.50%, 11/01/2045	1,564	1,673
3.50%, 12/01/2045	275	295
3.50%, 01/01/2046	4,318	4,656
3.50%, 04/01/2046	667	714
3.50%, 08/01/2046	2,415	2,575
3.50%, 09/01/2046	2,112	2,269
3.50%, 11/01/2046	5,905	6,320
3.50%, 12/01/2046	1,904	2,029
3.50%, 12/01/2046	4,199	4,531
3.50%, 02/01/2047	3,672	3,940
3.50%, 06/01/2047	338	361
3.50%, 11/01/2047	3,366	3,569
3.50%, 12/01/2047	2,383	2,519
3.50%, 01/01/2048	2,399	2,540
3.50%, 04/01/2048	14,775	15,626
3.50%, 10/01/2048	3,067	3,274
3.50%, 05/01/2049	7,976	8,539
3.50%, 03/01/2060	8,647	9,355
3.55%, 02/01/2030	1,500	1,660
3.57%, 06/01/2028	8,361	9,306
3.59%, 08/01/2023	1,135	1,170
3.61%, 04/01/2028	2,892	3,202
3.64%, 01/01/2025	521	553
3.66%, 03/01/2027	2,249	2,461
3.67%, 07/01/2023	4,850	4,996
3.68%, 09/01/2026	3,354	3,652
3.74%, 07/01/2023	523	539
3.77%, 12/01/2025	3,330	3,601
3.81%, 12/01/2028	7,000	7,926
3.85% (11th District Cost of Funds Index + 1.25%, 3.80% Floor, 13.46% Cap), 03/01/2029(1)	1	1
4.00%, 11/01/2031	2,417	2,603
4.00%, 06/01/2033	504	532
4.00%, 12/01/2033	30	32
4.00%, 05/01/2037	4,549	4,928
4.00%, 10/01/2037	897	972
4.00%, 07/01/2040	2,389	2,620
4.00%, 08/01/2040	75	83
4.00%, 09/01/2040	582	638
4.00%, 12/01/2040	104	114
4.00%, 12/01/2040	527	576
4.00%, 01/01/2041	107	117
4.00%, 01/01/2041	253	278
4.00%, 01/01/2041	462	507

4.00%, 01/01/2041	477	524
4.00%, 01/01/2041	640	702
4.00%, 01/01/2041	816	895
4.00%, 01/01/2041	847	930
4.00%, 02/01/2041	25	27
4.00%, 02/01/2041	1,057	1,161
4.00%, 03/01/2041	3,868	4,246
4.00%, 04/01/2041	307	334
4.00%, 05/01/2041	259	282
4.00%, 09/01/2041	108	118
4.00%, 10/01/2041	450	494
4.00%, 10/01/2041	597	655
4.00%, 12/01/2041	750	824
4.00%, 12/01/2041	931	1,019
4.00%, 01/01/2042	769	843
4.00%, 01/01/2042	1,311	1,435
4.00%, 03/01/2042	33	34
4.00%, 07/01/2042	197	214
4.00%, 07/01/2042	238	260
4.00%, 07/01/2042	274	299
4.00%, 07/01/2042	282	307
4.00%, 08/01/2042	2,445	2,659
4.00%, 11/01/2042	394	432
4.00%, 12/01/2042	271	298
4.00%, 04/01/2043	4,562	5,069
4.00%, 07/01/2043	516	562
4.00%, 11/01/2043	1,363	1,490
4.00%, 12/01/2043	61	67
4.00%, 12/01/2043	869	955
4.00%, 02/01/2044	520	570
4.00%, 06/01/2044	2,047	2,235
4.00%, 07/01/2044	1,157	1,270
4.00%, 08/01/2044	2,631	2,889
4.00%, 09/01/2044	461	502
4.00%, 01/01/2045	3,854	4,208
4.00%, 07/01/2045	3,474	3,810
4.00%, 10/01/2045	359	390
4.00%, 12/01/2045	509	551
4.00%, 12/01/2045	1,959	2,125
4.00%, 01/01/2046	1,232	1,338
4.00%, 08/01/2046	1,718	1,851
4.00%, 09/01/2046	1,222	1,339
4.00%, 03/01/2047	328	353
4.00%, 03/01/2047	3,509	3,733
4.00%, 03/01/2047	3,593	3,897
4.00%, 05/01/2047	415	447
4.00%, 05/01/2047	804	869
4.00%, 05/01/2047	1,878	2,025
4.00%, 06/01/2047	1,778	1,918
4.00%, 08/01/2047	3,959	4,269
4.00%, 11/01/2047	3,335	3,573
4.00%, 01/01/2048	3,825	4,084
4.00%, 01/01/2048	5,994	6,511
4.00%, 02/01/2048	627	680
4.00%, 03/01/2048	1,470	1,568
4.00%, 03/01/2048	7,117	7,781
4.00%, 09/01/2048	445	473
4.00%, 10/01/2048	322	343
4.00%, 10/01/2048	1,392	1,513
4.00%, 03/01/2049	4,723	5,018
4.00%, 07/01/2049	677	720
4.00%, 07/01/2049	2,100	2,254
4.00%, 10/01/2049	3,401	3,661
4.03%, 09/01/2022	1,112	1,121
4.50%, 08/01/2029	77	82
4.50%, 09/01/2029	87	93
4.50%, 01/01/2030	141	151
4.50%, 10/01/2033	2,479	2,726
4.50%, 11/01/2033	6	7
4.50%, 09/01/2034	19	20
4.50%, 04/01/2039	3,877	4,286
4.50%, 11/01/2039	11	12
4.50%, 08/01/2040	1,579	1,731
4.50%, 08/01/2040	1,666	1,839
4.50%, 12/01/2040	752	829
4.50%, 12/01/2040	2,368	2,606
4.50%, 03/01/2041	632	698
4.50%, 04/01/2041	381	418
4.50%, 05/01/2041	748	818
4.50%, 05/01/2041	3,992	4,415
4.50%, 07/01/2041	169	187

4.50%, 08/01/2041	1,360	1,500
4.50%, 01/01/2042	1,268	1,402
4.50%, 11/01/2042	3,646	4,021
4.50%, 02/01/2046	4,150	4,582
4.50%, 08/01/2047	480	518
4.50%, 05/01/2048	1,066	1,149
4.50%, 08/01/2048	5,293	5,786
4.50%, 03/01/2049	3,286	3,582
4.50%, 07/01/2049	4,810	5,242
4.50%, 09/01/2050	2,349	2,535
4.55%, 08/01/2026	770	840
4.63%, 12/01/2026(5)	845	943
4.76%, 08/01/2026	938	1,053
4.77%, 08/01/2026	597	670
5.00%, 05/01/2023	1	1
5.00%, 08/01/2024	6	6
5.00%, 05/01/2028	10	11
5.00%, 04/01/2031	68	74
5.00%, 12/01/2032	1	1
5.00%, 06/01/2033	9	10
5.00%, 07/01/2033	9	10
5.00%, 07/01/2033	10	11
5.00%, 11/01/2033	3	3
5.00%, 11/01/2033	24	27
5.00%, 11/01/2033	1,849	2,085
5.00%, 04/01/2034	71	80
5.00%, 05/01/2034	22	24
5.00%, 12/01/2034	16	18
5.00%, 01/01/2035	10	11
5.00%, 02/01/2035	317	358
5.00%, 02/01/2035	1,555	1,756
5.00%, 06/01/2035	287	324
5.00%, 07/01/2035	7	8
5.00%, 07/01/2035	1,369	1,544
5.00%, 07/01/2035	1,564	1,766
5.00%, 09/01/2035	34	38
5.00%, 10/01/2035	136	154
5.00%, 11/01/2035	312	353
5.00%, 01/01/2036	25	29
5.00%, 02/01/2036	21	23
5.00%, 07/01/2037	401	452
5.00%, 01/01/2039	1,217	1,359
5.00%, 09/01/2039	75	86
5.00%, 04/01/2040	153	173
5.00%, 08/01/2040	124	140
5.00%, 05/01/2041	69	78
5.00%, 05/01/2042	1,054	1,192
5.00%, 09/01/2043	507	565
5.00%, 01/01/2048	586	644
5.00%, 05/01/2048	1,609	1,768
5.00%, 01/01/2049	5,227	5,848
5.50%, 07/01/2025	10	11
5.50%, 11/01/2032	41	46
5.50%, 02/01/2033	1	1
5.50%, 03/01/2033	46	52
5.50%, 04/01/2033	30	34
5.50%, 07/01/2033	5	6
5.50%, 09/01/2033	121	137
5.50%, 11/01/2033	2	2
5.50%, 12/01/2033	52	59
5.50%, 01/01/2034	6	7
5.50%, 03/01/2034	5	6
5.50%, 09/01/2034	10	12
5.50%, 10/01/2034	12	13
5.50%, 02/01/2035	34	39
5.50%, 12/01/2035	10	11
5.50%, 04/01/2036	38	42
5.50%, 05/01/2036	33	37
5.50%, 05/01/2036	51	58
5.50%, 11/01/2036	12	14
5.50%, 03/01/2037	249	285
5.50%, 04/01/2037	84	95
5.50%, 05/01/2037	90	102
5.50%, 01/01/2038	62	69
5.50%, 05/01/2038	12	13
5.50%, 06/01/2038	1	1
5.50%, 06/01/2038	71	81
5.50%, 06/01/2038	504	577
5.50%, 09/01/2038	449	507
5.50%, 06/01/2039	16	17
5.50%, 09/01/2039	28	31

5.50%, 12/01/2039	34	38
5.50%, 01/01/2040	286	322
6.00%, 02/01/2023	7	7
6.00%, 01/01/2024	5	5
6.00%, 01/01/2024	13	13
6.00%, 07/01/2024	4	4
6.00%, 07/01/2026	14	15
6.00%, 07/01/2027	18	20
6.00%, 11/01/2027	9	10
6.00%, 12/01/2027	28	31
6.00%, 01/01/2028	50	55
6.00%, 10/01/2028	35	39
6.00%, 12/01/2028	1	1
6.00%, 01/01/2029	2	2
6.00%, 09/01/2029	24	26
6.00%, 12/01/2032	11	12
6.00%, 12/01/2032	84	96
6.00%, 03/01/2033	1	1
6.00%, 03/01/2033	1	1
6.00%, 03/01/2033	3	3
6.00%, 03/01/2033	3	3
6.00%, 03/01/2033	5	6
6.00%, 05/01/2033	13	14
6.00%, 08/01/2033	3	3
6.00%, 09/01/2033	7	8
6.00%, 09/01/2033	10	11
6.00%, 11/01/2034	3	3
6.00%, 04/01/2035	54	61
6.00%, 02/01/2036	2	2
6.00%, 09/01/2036	177	204
6.00%, 11/01/2036	20	23
6.00%, 03/01/2037	24	25
6.00%, 09/01/2037	47	55
6.00%, 04/01/2038	10	11
6.00%, 05/01/2038	132	153
6.00%, 11/01/2038	40	46
6.00%, 12/01/2039	645	747
6.00%, 10/01/2040	864	1,001
6.00%, 07/01/2041	2,252	2,575
6.00%, 11/01/2048	28	30
6.50%, 04/01/2022(6)	0	0
6.50%, 05/01/2022(6)	0	0
6.50%, 12/01/2022(6)	0	0
6.50%, 02/01/2024	7	7
6.50%, 07/01/2024	1	1
6.50%, 04/01/2025(6)	0	0
6.50%, 08/01/2026	25	27
6.50%, 03/01/2029	8	8
6.50%, 11/01/2029	249	278
6.50%, 08/01/2031	8	9
6.50%, 02/01/2032	38	41
6.50%, 01/01/2036	157	174
6.50%, 04/01/2036	1	1
6.50%, 07/01/2036	3	3
6.50%, 08/01/2036	99	112
6.50%, 10/01/2036	21	25
6.50%, 01/01/2037	36	41
6.50%, 08/01/2037	16	19
6.50%, 08/01/2037	24	27
6.50%, 10/01/2037	39	45
6.50%, 10/01/2038	46	53
6.50%, 10/01/2038	185	213
7.00%, 01/01/2024(6)	0	0
7.00%, 04/01/2026(6)	0	0
7.00%, 09/01/2027(6)	0	0
7.00%, 01/01/2029	1	1
7.00%, 06/01/2032	2	2
7.00%, 02/01/2033	1	1
7.00%, 06/01/2033	50	58
7.00%, 02/01/2036	7	8
7.00%, 03/01/2036	1	2
7.00%, 12/01/2036	7	8
7.00%, 03/01/2037	5	5
7.00%, 04/01/2037	7	8
7.00%, 09/01/2037	25	26
7.00%, 09/01/2038	36	45
7.00%, 10/01/2038	54	65
7.00%, 11/01/2038	37	43
7.00%, 12/01/2038	112	139
7.00%, 01/01/2039	156	188
7.50%, 10/01/2024(6)	0	0

7.50%, 01/01/2035	21	25
7.50%, 03/01/2035	27	32
7.50%, 05/01/2037	22	26
7.50%, 10/01/2037	100	121
7.50%, 11/01/2037	30	34
7.50%, 11/01/2038	23	27
7.50%, 04/01/2039	96	118
8.00%, 05/01/2024(6)	0	0
8.00%, 03/01/2027	4	4
8.00%, 06/01/2027	4	4
8.00%, 06/01/2028	1	1
8.00%, 09/01/2028	5	5
8.00%, 11/01/2028	11	13
8.00%, 11/01/2037	9	10
8.00%, 01/01/2038	3	3
8.50%, 07/01/2024(6)	0	0
8.50%, 05/01/2025(6)	0	0
Fannie Mae REMIC Trust 2003-W1
5.04%, 12/25/2042, Series 2003-W1, Class 1A1(5)	76	81
5.46%, 12/25/2042, Series 2003-W1, Class 2A(5)	21	22
Fannie Mae REMIC Trust 2003-W4
5.49%, 10/25/2042, Series 2003-W4, Class 2A(5)	10	12
Fannie Mae REMIC Trust 2004-W10
5.75%, 08/25/2034, Series 2004-W10, Class A6	311	334
Fannie Mae REMIC Trust 2004-W11
6.00%, 05/25/2044, Series 2004-W11, Class 1A1	60	70
Fannie Mae REMIC Trust 2005-W1
6.50%, 10/25/2044, Series 2005-W1, Class 1A2	108	126
Fannie Mae REMIC Trust 2006-W3
6.00%, 09/25/2046, Series 2006-W3, Class 2A	76	84
Fannie Mae REMIC Trust 2007-W1
6.28%, 08/25/2047, Series 2007-W10, Class 2A(5)	8	9
Fannie Mae REMIC Trust 2007-W3
6.75%, 04/25/2037, Series 2007-W3, Class 1A3	19	21
Fannie Mae REMIC Trust 2007-W5
0.00%, 06/25/2037, Series 2007-W5, Class PO	14	13
Fannie Mae REMIC Trust 2007-W7
38.56% (1 Month LIBOR USD + 39.18%, 39.18% Cap), 07/25/2037, Series 2007-W7, Class 1A4(1)(4)	13	21
Fannie Mae REMIC Trust 2009-W1
6.00%, 12/25/2049, Series 2009-W1, Class A	303	334
Fannie Mae REMICS
0.00%, 10/25/2022, Series G92-62, Class B(6)	0	0
0.00%, 04/25/2023, Series 1998-4, Class C(6)	0	0
0.00%, 09/25/2023, Series G93-37, Class H(6)	0	0
0.00%, 09/25/2023, Series 1993-205, Class H(6)	0	0
0.00%, 11/25/2023, Series 1994-9, Class E(6)	0	0
0.00%, 01/25/2032, Series 2001-81, Class LO	1	1
0.00%, 04/25/2032, Series 2002-21, Class LO	1	1
0.00%, 12/25/2032, Series 2004-59, Class BG	6	6
0.00%, 05/25/2033, Series 2003-35, Class EA	4	4
0.00%, 08/25/2033, Series 2003-132, Class OA	2	2
0.00%, 12/25/2033, Series 2006-44, Class P	55	51
0.00%, 03/25/2034, Series 2004-46, Class EP	50	49
0.00%, 09/25/2035, Series 2005-90, Class PO	5	5
0.00%, 10/25/2035, Series 2010-39, Class OT	14	14
0.00%, 03/25/2036, Series 2006-16, Class OA	10	10
0.00%, 03/25/2036, Series 2006-8, Class WQ	117	104
0.00%, 04/25/2036, Series 2006-23, Class KO	12	12
0.00%, 04/25/2036, Series 2006-27, Class OH	24	22
0.00%, 04/25/2036, Series 2006-22, Class AO	37	35
0.00%, 06/25/2036, Series 2006-43, Class PO	10	9
0.00%, 06/25/2036, Series 2006-44, Class GO	20	19
0.00%, 06/25/2036, Series 2006-43, Class DO	30	28
0.00%, 06/25/2036, Series 2006-50, Class JO	74	68
0.00%, 06/25/2036, Series 2006-50, Class PS	86	82
0.00%, 07/25/2036, Series 2006-58, Class AP	6	6
0.00%, 07/25/2036, Series 2006-58, Class PO	12	11
0.00%, 07/25/2036, Series 2006-65, Class QO	23	22
0.00%, 08/25/2036, Series 2006-72, Class TO	7	6
0.00%, 08/25/2036, Series 2006-79, Class DO	16	16
0.00%, 08/25/2036, Series 2006-79, Class OP	24	22
0.00%, 08/25/2036, Series 2006-72, Class GO	41	39
0.00%, 09/25/2036, Series 2008-42, Class AO	9	9
0.00%, 09/25/2036, Series 2006-90, Class AO	18	17
0.00%, 09/25/2036, Series 2006-86, Class OB	23	21
0.00%, 11/25/2036, Series 2006-109, Class PO	6	6
0.00%, 11/25/2036, Series 2006-111, Class EO	18	16
0.00%, 11/25/2036, Series 2006-110, Class PO	33	31
0.00%, 12/25/2036, Series 2006-119, Class PO	10	9
0.00%, 12/25/2036, Series 2006-115, Class OK	21	19

0.00%, 01/25/2037, Series 2006-128, Class PO	21	19
0.00%, 01/25/2037, Series 2009-70, Class CO	59	54
0.00%, 03/25/2037, Series 2007-14, Class OP	17	15
0.00%, 04/25/2037, Series 2007-28, Class EO	55	50
0.00%, 05/25/2037, Series 2007-42, Class AO	4	4
0.00%, 07/25/2037, Series 2007-67, Class PO	38	35
0.00%, 10/25/2037, Series 2009-86, Class OT	347	314
0.00%, 05/25/2038, Series 2008-44, Class PO	1	1
0.00%, 01/25/2040, Series 2009-113, Class AO	30	26
0.00%, 06/25/2040, Series 2010-63, Class AP	47	43
0.00%, 09/25/2043, Series 2013-92, Class PO	690	619
0.00%, 10/25/2043, Series 2013-101, Class DO	551	467
0.00%, 12/25/2043, Series 2013-128, Class PO	1,268	1,169
0.11% (1 Month LIBOR USD + 0.02%, 0.02% Floor, 9.32% Cap), 09/25/2022, Series G92-52, Class FD(1)(6)	0	0
0.15% (1 Month LIBOR USD + 0.06%, 0.06% Floor), 12/25/2036, Series 2006-118, Class A1(1)	37	37
0.15% (1 Month LIBOR USD + 0.06%, 0.06% Floor), 12/25/2036, Series 2006-118, Class A2(1)	152	151
0.35% (1 Month LIBOR USD + 0.25%, 0.25% Floor, 7.00% Cap), 08/25/2034, Series 2005-93, Class MF(1)	10	10
0.35% (1 Month LIBOR USD + 0.25%, 0.25% Floor, 7.00% Cap), 04/25/2036, Series 2006-23, Class FK(1)	67	67
0.35% (1 Month LIBOR USD + 0.25%, 0.25% Floor, 6.50% Cap), 02/25/2037, Series 2007-10, Class FD(1)	41	41
0.35% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 06/27/2036, Series 2007-101, Class A2(1)	268	265
0.39% (1 Month LIBOR USD + 0.29%, 0.29% Floor, 7.50% Cap), 07/25/2036, Series 2006-56, Class FC(1)	194	195
0.40% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.75% Cap), 05/25/2037, Series 2007-43, Class FL(1)	28	28
0.45% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.75% Cap), 04/25/2035, Series 2005-25, Class PF(1)	70	71
0.45% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 7.50% Cap), 08/25/2036, Series 2006-79, Class DF(1)	69	70
0.47% (1 Month LIBOR USD + 0.37%, 0.37% Floor, 7.50% Cap), 07/25/2037, Series 2007-64, Class FB(1)	39	39
0.50% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap), 03/25/2034, Series 2004-28, Class PF(1)	46	46
0.50% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap), 05/25/2034, Series 2004-36, Class FA(1)	138	138
0.50% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 06/25/2036, Series 2006-46, Class FW(1)	22	22
0.50% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 06/25/2037, Series 2007-54, Class FA(1)	135	137
0.55% (1 Month LIBOR USD + 0.45%, 6.50% Cap), 06/25/2037, Series 2007-98, Class FB(1)	14	15
0.55% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap), 09/25/2042, Series 2012-99, Class FA(1)	192	194
0.56% (1 Month LIBOR USD + 0.46%, 0.46% Floor, 7.00% Cap), 07/25/2036, Series 2006-58, Class FL(1)	20	20
0.60% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 03/25/2037, Series 2007-77, Class FG(1)	38	38
0.60% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 07/25/2037, Series 2007-97, Class FC(1)	22	23
0.60% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 07/25/2041, Series 2011-149, Class EF(1)	29	29
0.60% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 11/25/2041, Series 2011-149, Class MF(1)	102	103
0.60% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 09/25/2042, Series 2012-101, Class FC(1)	87	85
0.60% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 09/25/2042, Series 2012-97, Class FB(1)	711	722
0.60% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 10/25/2042, Series 2012-108, Class F(1)	259	262
0.65% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 7.00% Cap), 01/25/2041, Series 2011-101, Class FM(1)	4	4
0.65% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 08/25/2041, Series 2011-75, Class FA(1)	71	71
0.69% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 9.00% Cap), 12/25/2023, Series 1993-230, Class FA(1)(6)	0	0
0.70% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 04/25/2040, Series 2010-40, Class FJ(1)	25	25
0.70% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 05/25/2040, Series 2010-43, Class FD(1)	40	40
0.85% (1 Month LIBOR USD + 0.75%, 0.75% Floor, 8.00% Cap), 01/25/2034, Series 2004-87, Class F(1)	79	80
0.85% (1 Month LIBOR USD + 0.75%, 6.50% Cap), 03/25/2037, Series 2007-16, Class FC(1)	24	25
0.90% (1 Month LIBOR USD + 0.80%, 0.80% Floor, 8.00% Cap), 11/25/2032, Series 2004-61, Class FH(1)	169	173
0.93% (11th District Cost of Funds Index + 0.70%, 0.70% Floor, 10.00% Cap), 10/25/2022, Series G92-59, Class F(1)(6)	0	0
0.98% (1 Month LIBOR USD + 0.88%, 0.88% Floor, 9.50% Cap), 08/25/2023, Series G93-27, Class FD(1)(6)	0	0
1.00% (1 Month LIBOR USD + 0.90%, 0.90% Floor, 6.75% Cap), 03/25/2038, Series 2008-18, Class FA(1)	27	28
1.10% (1 Month LIBOR USD + 1.00%, 1.00% Floor, 9.50% Cap), 12/25/2023, Series 1993-247, Class FE(1)	1	1
1.27%, 01/25/2038, Series 2007-116, Class HI(5)	225	10
1.59%, 04/25/2041, Series 2011-30, Class LS(5)	333	22
1.60% (1 Month LIBOR USD + 8.10%, 1.60% Cap), 03/25/2032, Series 2002-13, Class SJ(1)(4)	29	1
1.61%, 06/25/2038, Series 2008-46, Class HI(5)	82	5
1.84%, 03/25/2027, Series 1997-20, Class IB(5)(6)	1	0

1.84%, 03/25/2027, Series 1997-20, Class IO(5)(6)	2	0
2.00%, 12/25/2039, Series 2009-103, Class MB(5)	98	103
2.50%, 12/25/2042, Series 2012-134, Class ZC	6,609	6,946
3.00%, 12/25/2028, Series 2013-118, Class YL	1,238	1,276
3.00%, 10/25/2033, Series 2013-100, Class WB	908	942
3.00%, 02/25/2043, Series 2013-81, Class TA	662	679
3.00%, 01/25/2046, Series 2016-38, Class NA	1,357	1,432
3.00%, 02/25/2047, Series 2017-51, Class CP	1,422	1,471
3.50%, 04/25/2031, Series 2011-31, Class DB	490	520
3.50%, 09/25/2033, Series 2013-90, Class DL	1,500	1,637
3.50%, 03/25/2042, Series 2013-136, Class QB	832	884
3.50%, 02/25/2043, Series 2013-4, Class AJ	202	211
3.50%, 11/25/2057, Series 2019-7, Class CA	4,437	4,645
4.00%, 04/25/2033, Series 2003-22, Class UD	126	136
4.00%, 05/25/2033, Series 2003-42, Class GB	8	9
4.00%, 04/25/2041, Series 2014-21, Class KW	1,285	1,332
4.34% (1 Month LIBOR USD + 4.44%, 4.44% Cap), 11/25/2040, Series 2010-125, Class SA(1)(4)	223	26
4.50%, 07/25/2023, Series 2008-61, Class BH	7	8
4.50%, 10/25/2036, Series 2009-19, Class PW	104	115
4.50%, 02/25/2039, Series 2009-4, Class BD	2	2
4.50%, 12/25/2040, Series 2010-134, Class DB	5,359	5,996
4.50%, 01/25/2042, Series 2011-141, Class MZ	1,488	1,632
4.50%, 04/25/2042, Series 2014-11, Class VB	1,500	1,644
5.00%, 11/25/2024, Series 2004-81, Class JG	53	55
5.00%, 03/25/2029, Series 2009-11, Class NB	76	79
5.00%, 11/25/2032, Series 2002-71, Class AP	7	7
5.00%, 03/25/2033, Series 2003-14, Class TI	11	1
5.00%, 03/25/2037, Series 2009-63, Class P	2	3
5.00%, 07/25/2038, Series 2008-56, Class AC	23	26
5.00%, 07/25/2038, Series 2008-60, Class JC	30	33
5.00%, 07/25/2039, Series 2009-52, Class PI	50	8
5.00%, 08/25/2039, Series 2009-59, Class HB	193	215
5.00%, 09/25/2039, Series 2009-65, Class MT	59	62
5.00%, 06/25/2040, Series 2010-64, Class DM	313	346
5.00%, 09/25/2040, Series 2010-102, Class PN	206	228
5.50%, 09/25/2022, Series 1992-143, Class MA(6)	0	0
5.50%, 03/25/2023, Series 2003-17, Class EQ	14	15
5.50%, 04/25/2023, Series 1993-58, Class H	1	1
5.50%, 04/25/2023, Series 2003-23, Class EQ	28	29
5.50%, 05/25/2023, Series 2003-39, Class LW	8	8
5.50%, 07/25/2024, Series 2004-53, Class NC	2	2
5.50%, 08/25/2024, Series 2004-65, Class EY	31	32
5.50%, 08/25/2025, Series 2005-67, Class EY	47	50
5.50%, 01/25/2026, Series 2005-121, Class DX	25	27
5.50%, 04/18/2029, Series 1999-18, Class Z	3	3
5.50%, 12/25/2032, Series 2002-78, Class Z	74	84
5.50%, 08/25/2033, Series 2003-72, Class IE	121	19
5.50%, 08/25/2033, Series 2003-73, Class HC	62	70
5.50%, 10/25/2033, Series 2003-105, Class AZ	456	516
5.50%, 04/25/2034, Series 2004-17, Class H	142	160
5.50%, 07/25/2034, Series 2004-50, Class VZ	233	260
5.50%, 08/25/2035, Series 2005-68, Class PG	55	62
5.50%, 08/25/2035, Series 2005-73, Class ZB	400	453
5.50%, 12/25/2035, Series 2006-46, Class UC	19	20
5.50%, 12/25/2035, Series 2005-110, Class GL	295	330
5.50%, 01/25/2036, Series 2006-39, Class WC	12	12
5.50%, 03/25/2036, Series 2006-16, Class HZ	32	36
5.50%, 03/25/2036, Series 2006-12, Class BZ	128	144
5.50%, 03/25/2036, Series 2006-8, Class JZ	152	174
5.50%, 01/25/2037, Series 2006-128, Class BP	10	10
5.50%, 07/25/2037, Series 2007-70, Class Z	86	97
5.50%, 08/25/2037, Series 2007-76, Class AZ	26	29
5.50%, 07/25/2038, Series 2011-47, Class ZA	119	135
5.50%, 10/25/2039, Series 2009-86, Class IP	117	21
5.50%, 06/25/2040, Series 2010-58, Class MB	545	601
5.50%, 07/25/2040, Series 2010-71, Class HJ	170	193
5.50%, 10/25/2040, Series 2010-111, Class AM	585	678
5.50%, 07/25/2051, Series 2011-58, Class WA(5)	20	23
5.68% (1 Month LIBOR USD + 5.78%, 5.78% Cap), 06/25/2037, Series 2007-92, Class YS(1)(4)	25	4
5.75% (1 Month LIBOR USD + 5.85%, 5.85% Cap), 09/25/2038, Series 2008-81, Class SB(1)(4)	95	15
5.75% (1 Month LIBOR USD + 5.85%, 5.85% Cap), 09/25/2038, Series 2008-80, Class SA(1)(4)	109	19
5.75%, 06/25/2033, Series 2003-47, Class PE	38	43
5.75%, 07/25/2035, Series 2005-66, Class ZH	1,192	1,345
5.75%, 10/25/2035, Series 2005-84, Class XM	46	51
5.80% (1 Month LIBOR USD + 5.90%, 5.90% Cap), 10/25/2039, Series 2009-84, Class WS(1)(4)	29	4
5.81% (1 Month LIBOR USD + 5.91%, 5.91% Cap), 02/25/2038, Series 2008-1, Class BI(1)(4)	105	19
5.84%, 02/25/2051, Series 2011-2, Class WA(5)	63	70

5.90% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 02/25/2038, Series 2008-4, Class SD(1)(4)	275	41
5.98% (1 Month LIBOR USD + 6.08%, 6.08% Cap), 03/25/2037, Series 2007-22, Class SC(1)(4)(6)	3	0
6.00% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 04/25/2037, Series 2007-35, Class SI(1)(4)	48	5
6.00% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 06/25/2037, Series 2007-54, Class WI(1)(4)	28	5
6.00% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 06/25/2037, Series 2007-53, Class SH(1)(4)	88	15
6.00% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 11/25/2049, Series 2010-103, Class SB(1)(4)	66	8
6.00%, 02/25/2022, Series 2002-5, Class PK(6)	0	0
6.00%, 08/25/2022, Series 1992-136, Class PK(6)	0	0
6.00%, 09/25/2022, Series 2002-54, Class PG	5	5
6.00% (1 Month LIBOR USD + 28.70%, 6.00% Cap), 04/25/2023, Series G93-17, Class SI(1)(4)	1	1
6.00%, 07/25/2023, Series 1993-136, Class ZB(5)	6	6
6.00%, 07/18/2028, Series 1998-36, Class ZB	4	5
6.00%, 12/25/2028, Series 1998-66, Class C	1	1
6.00%, 07/25/2031, Series 2001-33, Class ID	18	2
6.00%, 11/25/2031, Series 2001-60, Class PX	30	34
6.00%, 04/25/2032, Series 2002-15, Class ZA	79	87
6.00%, 11/25/2032, Series 2011-39, Class ZA	231	262
6.00%, 05/25/2033, Series 2003-39, Class IO(5)	6	1
6.00%, 05/25/2033, Series 2003-34, Class AX	18	21
6.00%, 05/25/2033, Series 2003-34, Class GE	50	56
6.00%, 05/25/2033, Series 2003-34, Class ED	94	108
6.00%, 12/25/2035, Series 2005-109, Class PC	8	8
6.00%, 07/25/2036, Series 2006-71, Class ZL	252	289
6.00%, 03/25/2037, Series 2007-18, Class MZ	178	197
6.00%, 05/25/2037, Series 2007-42, Class B	77	88
6.00%, 08/25/2037, Series 2007-78, Class CB	9	10
6.00%, 08/25/2037, Series 2007-78, Class PE	20	23
6.00%, 08/25/2037, Series 2007-76, Class ZG	24	28
6.00%, 08/25/2037, Series 2007-81, Class GE	43	49
6.00%, 08/25/2039, Series 2009-60, Class HT	248	285
6.02%, 09/25/2039, Series 2009-69, Class WA(5)	83	93
6.08% (1 Month LIBOR USD + 6.18%, 6.18% Cap), 12/25/2039, Series 2009-99, Class SC(1)(4)	36	5
6.10% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 03/25/2038, Series 2008-16, Class IS(1)(4)	32	5
6.13% (1 Month LIBOR USD + 6.23%, 6.23% Cap), 03/25/2038, Series 2008-10, Class XI(1)(4)	39	7
6.15% (1 Month LIBOR USD + 6.25%, 6.25% Cap), 01/25/2040, Series 2009-112, Class ST(1)(4)	85	15
6.18%, 03/25/2040, Series 2010-16, Class WB(5)	148	167
6.21%, 02/25/2040, Series 2010-1, Class WA(5)	36	40
6.25%, 10/25/2037, Series 2007-106, Class A7(5)	36	41
6.26% (1 Month LIBOR USD + 6.36%, 6.36% Cap), 12/25/2037, Series 2007-108, Class SA(1)(4)(6)	4	0
6.30%, 12/25/2039, Series 2009-99, Class WA(5)	203	228
6.30% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 07/25/2037, Series 2007-72, Class EK(1)(4)	247	45
6.30% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 12/25/2037, Series 2007-109, Class AI(1)(4)	118	16
6.30% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 05/25/2040, Series 2010-42, Class S(1)(4)	44	7
6.32% (1 Month LIBOR USD + 6.42%, 6.42% Cap), 04/25/2040, Series 2010-35, Class SB(1)(4)	66	10
6.34% (1 Month LIBOR USD + 6.44%, 6.44% Cap), 03/25/2037, Series 2007-14, Class ES(1)(4)	135	23
6.35% (1 Month LIBOR USD + 6.45%, 6.45% Cap), 10/25/2037, Series 2007-100, Class SM(1)(4)	88	17
6.35% (1 Month LIBOR USD + 6.45%, 6.45% Cap), 12/25/2037, Series 2007-112, Class SA(1)(4)	136	28
6.35%, 04/25/2029, Series 1999-17, Class C	3	3
6.36% (1 Month LIBOR USD + 6.46%, 6.46% Cap), 10/25/2037, Series 2007-91, Class ES(1)(4)	133	27
6.40% (1 Month LIBOR USD + 6.50%, 6.50% Cap), 08/25/2036, Series 2007-7, Class SG(1)(4)	93	23
6.42% (1 Month LIBOR USD + 6.52%, 6.52% Cap), 07/25/2036, Series 2006-58, Class IG(1)(4)	19	3
6.43% (1 Month LIBOR USD + 6.53%, 6.53% Cap), 01/25/2041, Series 2010-147, Class SA(1)(4)	426	88
6.43%, 03/25/2040, Series 2010-16, Class WA(5)	145	162
6.44% (1 Month LIBOR USD + 6.54%, 6.54% Cap), 09/25/2037, Series 2007-88, Class VI(1)(4)	129	26
6.45% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 02/25/2039, Series 2009-6, Class GS(1)(4)	79	17
6.48% (1 Month LIBOR USD + 6.58%, 6.58% Cap), 06/25/2036, Series 2006-53, Class US(1)(4)	83	15
6.50%, 02/25/2022, Series 2002-1, Class HC(6)	0	0
6.50%, 08/25/2022, Series 1996-59, Class J(6)	0	0
6.50%, 02/25/2023, Series G93-5, Class Z(6)	0	0
6.50%, 03/25/2023, Series G93-14, Class J(6)	0	0
6.50%, 07/25/2023, Series 1993-122, Class M(6)	0	0
6.50%, 09/25/2023, Series 1993-178, Class PK	1	1
6.50%, 10/25/2023, Series 1993-189, Class PL	3	3
6.50%, 10/25/2023, Series 1993-183, Class KA	8	9

6.50%, 11/25/2023, Series 1995-19, Class Z	3	4
6.50%, 12/25/2023, Series 1993-225, Class UB	1	1
6.50%, 03/25/2024, Series 1994-37, Class L	3	3
6.50%, 03/25/2024, Series 1994-40, Class Z	19	20
6.50%, 04/25/2027, Series 1997-32, Class PG	9	9
6.50%, 07/18/2027, Series 1997-42, Class ZC	1	1
6.50%, 09/25/2031, Series 2001-49, Class Z	5	5
6.50%, 10/25/2031, Series 2001-52, Class KB	3	4
6.50%, 04/25/2032, Series 2002-21, Class PE	14	16
6.50%, 05/25/2032, Series 2002-28, Class PK	28	32
6.50%, 06/25/2032, Series 2002-37, Class Z	13	15
6.50%, 07/25/2032, Series 2006-130, Class GI	52	7
6.50%, 08/25/2032, Series 2002-48, Class GH	35	41
6.50%, 02/25/2033, Series 2003-9, Class NZ	13	14
6.50%, 05/25/2033, Series 2003-33, Class IA	53	11
6.50%, 07/25/2036, Series 2006-63, Class ZH	122	143
6.50%, 07/25/2036, Series 2011-19, Class ZY	161	189
6.50%, 08/25/2036, Series 2006-78, Class BZ	11	13
6.50%, 08/25/2036, Series 2006-77, Class PC	65	74
6.50%, 09/25/2036, Series 2006-85, Class MZ	7	8
6.50%, 06/25/2037, Series 2007-92, Class YA	15	17
6.50%, 12/25/2037, Series 2007-112, Class MJ	96	112
6.50%, 06/25/2042, Series 2002-90, Class A1	43	49
6.52% (1 Month LIBOR USD + 6.62%, 6.62% Cap), 07/25/2037, Series 2007-65, Class KI(1)(4)	85	14
6.55% (1 Month LIBOR USD + 6.65%, 6.65% Cap), 12/25/2036, Series 2006-117, Class GS(1)(4)	65	9
6.55% (1 Month LIBOR USD + 6.65%, 6.65% Cap), 03/25/2039, Series 2009-17, Class QS(1)(4)	23	3
6.60% (1 Month LIBOR USD + 6.70%, 6.70% Cap), 03/25/2036, Series 2006-8, Class WN(1)(4)	427	83
6.61% (1 Month LIBOR USD + 6.71%, 6.71% Cap), 07/25/2035, Series 2005-56, Class S(1)(4)	38	7
6.75% (1 Month LIBOR USD + 6.85%, 6.85% Cap), 04/25/2038, Series 2008-32, Class SA(1)(4)	17	2
6.80% (1 Month LIBOR USD + 6.90%, 6.90% Cap), 04/25/2038, Series 2008-27, Class SN(1)(4)	48	8
6.88%, 08/25/2023, Series 2002-83, Class CS	6	6
6.89% (1 Month LIBOR USD + 6.99%, 6.99% Cap), 03/25/2038, Series 2008-20, Class SA(1)(4)	51	10
7.00% (1 Month LIBOR USD + 7.10%, 7.10% Cap), 06/25/2033, Series 2004-4, Class QI(1)(4)(6)	7	0
7.00%, 07/25/2022, Series G92-42, Class Z(6)	0	0
7.00%, 10/25/2022, Series G92-61, Class Z(6)	0	0
7.00%, 02/25/2023, Series 1997-61, Class ZC	3	3
7.00%, 03/25/2023, Series 1993-37, Class PX	3	3
7.00%, 04/25/2023, Series 1993-54, Class Z	1	1
7.00%, 05/25/2023, Series 1993-56, Class PZ	11	12
7.00%, 07/25/2023, Series 2002-1, Class G	4	4
7.00%, 07/25/2023, Series 1993-99, Class Z	7	7
7.00%, 08/25/2023, Series 1993-141, Class Z	10	10
7.00%, 04/25/2024, Series 1994-63, Class PK	12	13
7.00%, 04/25/2024, Series 1994-62, Class PK	28	29
7.00%, 11/25/2026, Series 1996-48, Class Z	8	8
7.00%, 12/18/2027, Series 1997-81, Class PI(6)	4	0
7.00%, 03/25/2031, Series 2001-7, Class PF	3	4
7.00%, 07/25/2031, Series 2001-30, Class PM	10	11
7.00%, 08/25/2031, Series 2001-36, Class DE	19	22
7.00%, 09/25/2031, Series 2001-44, Class PU	4	4
7.00%, 09/25/2031, Series 2001-44, Class PD	4	5
7.00%, 09/25/2031, Series 2001-44, Class MY	25	29
7.00%, 11/25/2031, Series 2001-61, Class Z	35	41
7.00%, 05/25/2033, Series 2007-97, Class KI	97	10
7.00%, 07/25/2039, Series 2009-47, Class MT	1	2
7.00%, 11/25/2041, Series 2011-118, Class LB	567	678
7.00%, 11/25/2041, Series 2011-118, Class NT	589	696
7.00%, 11/25/2041, Series 2011-118, Class MT	676	804
7.05% (1 Month LIBOR USD + 7.15%, 7.15% Cap), 07/25/2037, Series 2007-60, Class AX(1)(4)	415	99
7.10% (1 Month LIBOR USD + 7.20%, 7.20% Cap), 07/25/2038, Series 2008-53, Class CI(1)(4)	32	6
7.33% (1 Month LIBOR USD + 7.47%, 7.47% Cap), 08/25/2033, Series 2003-71, Class DS(1)(4)	62	67
7.50% (1 Month LIBOR USD + 7.60%, 7.60% Cap), 07/25/2028, Series 2008-55, Class S(1)(4)	121	14
7.50% (1 Month LIBOR USD + 7.60%, 7.60% Cap), 11/25/2033, Series 2003-116, Class SB(1)(4)	69	12
7.50%, 06/25/2022, Series 1992-101, Class J(6)	0	0
7.50%, 07/25/2022, Series G92-35, Class E(6)	0	0
7.50%, 09/25/2022, Series G92-54, Class ZQ(6)	0	0
7.50%, 10/25/2022, Series 1992-188, Class PZ	1	1
7.50%, 03/25/2023, Series 1993-25, Class J	1	1
7.50%, 04/18/2027, Series 1997-27, Class J	3	3
7.50%, 04/20/2027, Series 1997-29, Class J	4	4
7.50%, 05/20/2027, Series 1997-39, Class PD	13	14
7.50%, 12/18/2029, Series 1999-62, Class PB	4	5

7.50%, 02/25/2030, Series 2000-2, Class ZE	23	27
7.70%, 03/25/2023, Series 1993-21, Class KA(6)	0	0
7.75%, 09/25/2022, Series 1992-163, Class M(6)	0	0
7.90%, 01/25/2023, Series G93-1, Class KA(6)	0	0
7.95% (1 Month LIBOR USD + 8.05%, 8.05% Cap), 08/25/2023, Series 1999-38, Class SK(1)(4)(6)	0	0
8.00%, 07/25/2022, Series 1992-117, Class MA	1	1
8.00%, 09/25/2022, Series 1992-150, Class M	1	1
8.05% (1 Month LIBOR USD + 8.15%, 8.15% Cap), 12/25/2028, Series 1998-66, Class SB(1)(4)(6)	0	0
8.50%, 01/25/2025, Series 1995-2, Class Z	1	1
8.50%, 01/25/2031, Series 2000-52, Class IO(6)	1	0
8.50% (1 Month LIBOR USD + 51.00%, 8.50% Cap), 11/25/2032, Series 2004-61, Class SK(1)(4)	11	13
8.80%, 01/25/2025, Series G95-1, Class C	2	2
9.00% (1 Month LIBOR USD + 9.10%, 9.10% Cap), 07/25/2030, Series 2000-20, Class SA(1)(4)	6	1
9.14% (10 year CMT Index + 10.75%, 10.00% Cap), 08/25/2023, Series 1996-14, Class SE(1)(4)(6)	5	0
9.99% (1 Month LIBOR USD + 10.17%, 10.17% Cap), 08/25/2033, Series 2003-74, Class SH(1)(4)	9	10
10.00% (1 Month LIBOR USD + 54.00%, 10.00% Cap), 03/25/2032, Series 2002-13, Class ST(1)(4)(6)	0	0
10.50% (11th District Cost of Funds Index + 63.39%, 10.50% Cap), 10/25/2023, Series 1993-179, Class SC(1)(4)(6)	0	0
11.37% (1 Month LIBOR USD + 11.52%, 11.52% Cap), 01/25/2034, Series 2003-130, Class SX(1)(4)	2	2
12.33% (1 Month LIBOR USD + 12.50%, 12.50% Cap), 09/25/2033, Series 2003-91, Class SD(1)(4)	10	12
12.46% (1 Month LIBOR USD + 12.66%, 12.66% Cap), 03/25/2040, Series 2010-49, Class SC(1)(4)	133	168
12.50% (1 Month LIBOR USD + 77.31%, 12.50% Cap), 09/25/2023, Series 1993-165, Class SK(1)(4)(6)	0	0
12.73% (11th District Cost of Funds Index + 12.95%, 4.00% Floor, 12.95% Cap), 12/25/2023, Series 1993-247, Class SU(1)(4)(6)	0	0
13.50% (1 Month LIBOR USD + 13.75%, 13.75% Cap), 07/25/2033, Series 2003-64, Class SX(1)(4)	13	16
13.80% (1 Month LIBOR USD + 14.00%, 14.00% Cap), 03/25/2038, Series 2008-18, Class SP(1)(4)	17	19
14.00% (1 Month LIBOR USD + 14.20%, 14.20% Cap), 06/25/2033, Series 2004-4, Class QM(1)(4)	5	5
14.04% (1 Month LIBOR USD + 14.24%, 14.24% Cap), 07/25/2034, Series 2004-51, Class SY(1)(4)	9	10
14.30% (1 Month LIBOR USD + 14.48%, 14.48% Cap), 12/25/2032, Series 2002-77, Class S(1)(4)	5	7
14.38% (11th District Cost of Funds Index + 14.86%, 14.86% Cap), 09/25/2023, Series 1993-165, Class SD(1)(4)(6)	0	0
15.29% (1 Month LIBOR USD + 15.50%, 15.50% Cap), 11/25/2031, Series 2004-74, Class SW(1)(4)	10	12
15.50% (1 Month LIBOR USD + 58.37%, 15.50% Cap), 02/25/2023, Series 1993-27, Class SA(1)(4)(6)	0	0
15.90% (1 Month LIBOR USD + 16.15%, 16.15% Cap), 09/25/2037, Series 2007-85, Class SL(1)(4)	7	10
16.00% (1 Month LIBOR USD + 16.20%, 16.20% Cap), 01/25/2034, Series 2003-131, Class SK(1)(4)	3	4
16.22% (1 Month LIBOR USD + 16.50%, 16.50% Cap), 05/25/2034, Series 2004-46, Class SK(1)(4)	7	9
16.25% (1 Month LIBOR USD + 16.50%, 16.50% Cap), 07/25/2037, Series 2007-62, Class SE(1)(4)	18	22
16.45% (1 Month LIBOR USD + 16.70%, 16.70% Cap), 08/25/2035, Series 2005-73, Class PS(1)(4)	21	27
16.62% (1 Month LIBOR USD + 16.88%, 16.88% Cap), 08/25/2035, Series 2005-72, Class SB(1)(4)	17	22
16.62% (1 Month LIBOR USD + 16.88%, 16.88% Cap), 10/25/2035, Series 2005-90, Class ES(1)(4)	22	28
16.75% (1 Month LIBOR USD + 17.00%, 17.00% Cap), 05/25/2035, Series 2005-42, Class PS(1)(4)	3	3
17.12% (1 Month LIBOR USD + 17.38%, 17.38% Cap), 07/25/2035, Series 2005-66, Class SG(1)(4)	20	27
17.23% (1 Month LIBOR USD + 17.47%, 17.47% Cap), 12/25/2031, Series 2001-72, Class SX(1)(4)	1	1
17.33% (1 Month LIBOR USD + 17.67%, 17.67% Cap), 04/25/2040, Series 2010-35, Class SJ(1)(4)	82	104
17.84% (1 Month LIBOR USD + 18.15%, 18.15% Cap), 08/25/2033, Series 2005-56, Class TP(1)(4)	12	14
18.73% (7 year CMT Index + 22.30%, 21.83% Cap), 04/25/2023, Series 1998-43, Class SA(1)(4)(6)	1	0
19.24% (1 Month LIBOR USD + 19.53%, 19.53% Cap), 04/25/2034, Series 2004-25, Class SA(1)(4)	26	36
19.24% (1 Month LIBOR USD + 19.53%, 19.53% Cap), 05/25/2034, Series 2004-36, Class SA(1)(4)	59	83
19.74% (1 Month LIBOR USD + 20.02%, 20.02% Cap), 05/25/2035, Series 2005-74, Class CS(1)(4)	47	56
19.85% (1 Month LIBOR USD + 20.13%, 20.13% Cap), 05/25/2035, Series 2005-74, Class SK(1)(4)	32	38
20.01% (11th District Cost of Funds Index + 20.53%, 20.53% Cap), 04/25/2023, Series 1993-62, Class SA(1)(4)(6)	0	0
20.39% (1 Month LIBOR USD + 20.70%, 20.70% Cap), 04/25/2038, Series 2008-28, Class QS(1)(4)	18	25
22.33% (1 Month LIBOR USD + 22.67%, 22.67% Cap), 04/25/2037, Series 2007-29, Class SG(1)(4)	25	36
22.64% (1 Month LIBOR USD + 22.95%, 22.95% Cap), 10/25/2031, Series 2003-52, Class SX(1)(4)	8	10
23.09% (1 Month LIBOR USD + 23.38%, 23.38% Cap), 10/25/2023, Series 1999-52, Class NS(1)(4)	1	1
23.59% (1 Month LIBOR USD + 24.00%, 24.00% Cap), 05/25/2034, Series 2004-46, Class QB(1)(4)	12	18

23.64% (1 Month LIBOR USD + 24.02%, 24.02% Cap), 08/25/2037, Series 2007-79, Class SB(1)(4)	37	57
23.79% (1 Month LIBOR USD + 24.20%, 24.20% Cap), 09/25/2035, Series 2005-75, Class SV(1)(4)	5	6
23.83% (1 Month LIBOR USD + 24.20%, 24.20% Cap), 06/25/2036, Series 2006-46, Class SW(1)(4)	3	5
24.14% (1 Month LIBOR USD + 24.50%, 24.50% Cap), 12/25/2023, Series 2002-1, Class UD(1)(4)	1	1
24.14% (1 Month LIBOR USD + 24.50%, 24.50% Cap), 09/25/2031, Series 2001-60, Class QS(1)(4)	14	18
24.19% (1 Month LIBOR USD + 24.57%, 24.57% Cap), 11/25/2035, Series 2005-106, Class US(1)(4)	100	136
24.19% (1 Month LIBOR USD + 24.57%, 24.57% Cap), 03/25/2036, Series 2006-11, Class PS(1)(4)	11	17
24.38% (1 Month LIBOR USD + 24.75%, 24.75% Cap), 05/25/2035, Series 2005-74, Class CP(1)(4)	11	13
24.86% (1 Month LIBOR USD + 25.19%, 25.19% Cap), 02/25/2032, Series 2002-1, Class SA(1)(4)	3	4
24.99% (1 Month LIBOR USD + 25.50%, 25.50% Cap), 06/25/2035, Series 2005-59, Class SU(1)(4)	19	28
25.79% (1 Month LIBOR USD + 26.20%, 26.20% Cap), 10/25/2036, Series 2006-95, Class SG(1)(4)	13	21
26.15% (1 Month LIBOR USD + 26.56%, 26.56% Cap), 12/25/2036, Series 2006-115, Class ES(1)(4)	3	4
28.39% (1 Month LIBOR USD + 28.80%, 28.80% Cap), 07/25/2036, Series 2006-60, Class AK(1)(4)	12	17
28.77% (11th District Cost of Funds Index + 29.75%, 29.75% Cap), 10/25/2023, Series 1993-179, Class SB(1)(4)(6)	0	0
29.69% (1 Month LIBOR USD + 30.15%, 30.15% Cap), 05/25/2036, Series 2006-33, Class LS(1)(4)	12	17
30.02% (11th District Cost of Funds Index + 31.01%, 31.01% Cap), 12/25/2023, Series 1993-247, Class SA(1)(4)	1	1
32.74% (1 Month LIBOR USD + 33.25%, 33.25% Cap), 10/25/2026, Series 2006-94, Class GK(1)(4)	7	9
38.39% (1 Month LIBOR USD + 39.00%, 39.00% Cap), 02/25/2037, Series 2007-1, Class SD(1)(4)	8	25
39.29% (1 Month LIBOR USD + 39.90%, 39.90% Cap), 07/25/2036, Series 2006-62, Class PS(1)(4)	9	16
1184.78%, 07/25/2022, Series G92-35, Class G(6)	0	0
Fannie Mae Trust 2003-W2
5.90%, 07/25/2042, Series 2003-W2, Class 2A9	41	46
6.50%, 07/25/2042, Series 2003-W2, Class 1A1	70	80
Fannie Mae Trust 2003-W6
5.20%, 09/25/2042, Series 2003-W6, Class 2A4	255	277
6.50%, 09/25/2042, Series 2003-W6, Class 3A	92	105
Fannie Mae Trust 2003-W8
0.50% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 8.00% Cap), 05/25/2042, Series 2003-W8, Class 3F1(1)	22	22
7.00%, 10/25/2042, Series 2003-W8, Class 2A	100	113
Fannie Mae Trust 2004-W1
7.00%, 12/25/2033, Series 2004-W1, Class 2A2	159	184
Fannie Mae Trust 2004-W15
0.35% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 08/25/2044, Series 2004-W15, Class 2AF(1)	89	89
Fannie Mae Trust 2004-W2
7.00%, 02/25/2044, Series 2004-W2, Class 2A2	30	35
Fannie Mae Trust 2004-W8
7.50%, 06/25/2044, Series 2004-W8, Class 3A	28	33
Fannie Mae Trust 2005-W3
0.32% (1 Month LIBOR USD + 0.22%, 0.22% Floor, 9.50% Cap), 03/25/2045, Series 2005-W3, Class 2AF(1)	712	709
Fannie Mae Trust 2005-W4
6.00%, 08/25/2045, Series 2005-W4, Class 1A1	41	46
Fannie Mae Trust 2006-W2
0.32% (1 Month LIBOR USD + 0.22%, 0.22% Floor, 9.50% Cap), 02/25/2046, Series 2006-W2, Class 1AF1(1)	322	322
2.37%, 11/25/2045, Series 2006-W2, Class 2A(5)	102	108
Fannie Mae Whole Loan
0.36% (1 Month LIBOR USD + 0.26%, 0.26% Floor, 9.50% Cap), 11/25/2046, Series 2007-W1, Class 1AF1(1)	757	751
Fannie Mae-Aces
0.67%, 10/25/2030, Series 2020-M50, Class A1	2,343	2,280
0.75%, 09/25/2028, Series 2020-M39, Class 1A1	21,955	21,224
1.00%, 11/25/2033, Series 2021-M3, Class 1A1	4,985	4,916
1.02% (1 Month LIBOR USD + 0.93%, 0.93% Floor), 11/25/2022, Series 2015-M17, Class FA(1)	345	345
1.20%, 10/25/2030, Series 2020-M50, Class A2	1,055	1,027
1.59%, 11/25/2028, Series 2020-M38, Class 2A1	2,727	2,707
1.91%, 10/25/2030, Series 2020-M50, Class X1(5)	17,143	1,812
1.99%, 11/25/2028, Series 2020-M38, Class X2(5)	12,357	1,377
1.99%, 12/25/2029, Series 2019-M30, Class 2A1	24,764	25,228
2.00%, 11/25/2033, Series 2021-M3, Class X1(5)	28,861	3,705
2.02%, 07/25/2030, Series 2020-M39, Class X1(5)	109,103	13,643
2.10%, 08/25/2029, Series 2019-M22, Class A1	20,193	20,706
2.28%, 12/27/2022, Series 2013-M7, Class A2	425	430
2.39%, 01/25/2023, Series 2013-M9, Class A2(5)	404	409
2.47%, 12/25/2026, Series 2017-M3, Class A2(5)	1,401	1,461
2.53%, 09/25/2024, Series 2015-M1, Class A2	1,166	1,200
2.56%, 12/25/2026, Series 2017-M4, Class A2(5)	7,743	8,112
2.59%, 12/25/2024, Series 2015-M7, Class A2	1,146	1,181

2.90%, 01/25/2025, Series 2015-M8, Class A2(5)	1,998	2,075
2.96%, 02/25/2027, Series 2017-M7, Class A2(5)	3,535	3,742
2.98%, 08/25/2029, Series 2017-M11, Class A2	2,200	2,382
3.02%, 08/25/2024, Series 2014-M13, Class A2(5)	869	904
3.06%, 03/25/2028, Series 2018-M4, Class A2(5)	3,609	3,910
3.06%, 05/25/2027, Series 2017-M8, Class A2(5)	5,121	5,490
3.07%, 06/25/2027, Series 2017-M12, Class A2(5)	4,632	4,967
3.09%, 02/25/2030, Series 2018-M3, Class A2(5)	2,791	3,049
3.09%, 04/25/2027, Series 2015-M10, Class A2(5)	6,508	6,966
3.10%, 07/25/2024, Series 2014-M9, Class A2(5)	904	939
3.12%, 04/25/2029, Series 2017-M5, Class A2(5)	4,267	4,652
3.32%, 06/25/2028, Series 2018-M8, Class A2(5)	5,160	5,647
3.37%, 07/25/2028, Series 2018-M10, Class A1(5)	2,230	2,338
3.37%, 07/25/2028, Series 2018-M10, Class A2(5)	6,977	7,644
3.49%, 01/25/2024, Series 2014-M3, Class A2(5)	5,613	5,837
3.51%, 12/25/2023, Series 2014-M2, Class A2(5)	1,207	1,254
3.55%, 09/25/2028, Series 2019-M1, Class A2(5)	7,310	8,150
3.64%, 08/25/2030, Series 2018-M12, Class A2(5)	5,611	6,384
FHLMC-Ginnie Mae
6.25%, 11/25/2023, Series 24, Class ZE	1	1
7.00%, 03/25/2023, Series 8, Class ZA	1	1
7.50%, 04/25/2024, Series 29, Class L	10	10
First Horizon Alternative Mortgage Securities Trust 2005-FA8
5.50%, 11/25/2035, Series 2005-FA8, Class 1A19	61	42
First Horizon Alternative Mortgage Securities Trust 2006-FA6
5.75%, 05/25/2022, Series 2006-FA6, Class 3A1	1	1
First Horizon Alternative Mortgage Securities Trust 2006-FA8
5.75%, 02/25/2037, Series 2006-FA8, Class 2A1(6)	4	0
First Horizon Alternative Mortgage Securities Trust 2007-FA4
5.55% (1 Month LIBOR USD + 5.65%, 5.65% Cap), 08/25/2037, Series 2007-FA4, Class 1A2(1)(4)	612	129
FMC GMSR Issuer Trust
3.62%, 07/25/2026, Series 2021-GT1, Class A(2)(5)	10,900	10,808
3.65%, 02/25/2024, Series 2021-SAT1, Class A(2)(5)	16,715	16,730
3.85%, 10/25/2026, Series 2021-GT2, Class A(2)(5)	8,250	8,182
4.45%, 01/25/2026, Series 2020-GT1, Class A(2)(5)	9,700	9,717
FN
3.67%, 07/01/2033(11)	6,070	6,165
Freddie Mac Gold Pool
2.00%, 01/01/2032	3,153	3,241
2.50%, 06/01/2028	409	426
2.50%, 03/01/2030	819	853
2.50%, 07/01/2030	2,007	2,091
2.50%, 07/01/2031	1,748	1,819
2.50%, 08/01/2031	957	994
2.50%, 11/01/2046	1,480	1,518
3.00%, 07/01/2028	772	812
3.00%, 08/01/2028	474	500
3.00%, 09/01/2028	1,609	1,696
3.00%, 10/01/2028	640	676
3.00%, 05/01/2029	583	613
3.00%, 09/01/2031	702	739
3.00%, 02/01/2032	3,527	3,713
3.00%, 07/01/2035	4,300	4,520
3.00%, 09/01/2036	1,671	1,755
3.00%, 08/01/2042	848	896
3.00%, 10/01/2042	2,240	2,367
3.00%, 11/01/2042	347	367
3.00%, 11/01/2042	3,839	4,058
3.00%, 11/01/2042	4,421	4,670
3.00%, 02/01/2043	192	203
3.00%, 03/01/2043	1,311	1,384
3.00%, 03/01/2043	2,625	2,772
3.00%, 04/01/2043	48	51
3.00%, 04/01/2043	7,628	8,056
3.00%, 06/01/2043	19	20
3.00%, 07/01/2043	15	16
3.00%, 07/01/2043	161	170
3.00%, 08/01/2043	305	322
3.00%, 08/01/2043	3,498	3,692
3.00%, 05/01/2045	467	488
3.00%, 05/01/2045	1,582	1,672
3.00%, 06/01/2045	314	330
3.00%, 10/01/2045	2,477	2,613
3.00%, 10/01/2046	4,076	4,282
3.00%, 10/01/2046	12,608	13,326
3.00%, 01/01/2047	1,029	1,078
3.00%, 02/01/2047	5,780	6,101
3.00%, 03/01/2047	738	774
3.00%, 05/01/2047	8,988	9,480
3.50%, 01/01/2032	279	297

3.50%, 03/01/2032	108	115
3.50%, 02/01/2033	135	143
3.50%, 05/01/2033	159	169
3.50%, 05/01/2033	428	455
3.50%, 01/01/2034	3,849	4,104
3.50%, 04/01/2037	4,287	4,571
3.50%, 11/01/2037	1,182	1,260
3.50%, 05/01/2042	442	477
3.50%, 06/01/2042	183	197
3.50%, 06/01/2042	1,340	1,441
3.50%, 08/01/2042	343	369
3.50%, 09/01/2042	1,787	1,930
3.50%, 09/01/2042	2,493	2,683
3.50%, 10/01/2042	1,283	1,386
3.50%, 10/01/2042	6,459	6,979
3.50%, 11/01/2042	85	91
3.50%, 11/01/2042	567	612
3.50%, 11/01/2042	1,428	1,543
3.50%, 12/01/2042	1,570	1,696
3.50%, 01/01/2043	3,995	4,317
3.50%, 03/01/2043	347	373
3.50%, 05/01/2043	162	175
3.50%, 06/01/2043	414	445
3.50%, 06/01/2043	769	830
3.50%, 07/01/2043	267	287
3.50%, 10/01/2043	126	135
3.50%, 05/01/2044	9,111	9,842
3.50%, 01/01/2045	7,257	7,839
3.50%, 06/01/2045	717	771
3.50%, 12/01/2045	1,898	2,027
3.50%, 01/01/2046	4,337	4,654
3.50%, 05/01/2046	1,059	1,131
3.50%, 07/01/2046	1,839	1,960
3.50%, 08/01/2046	4,102	4,418
3.50%, 08/01/2046	4,405	4,757
3.50%, 12/01/2046	3,711	3,970
3.50%, 01/01/2047	1,493	1,592
3.50%, 10/01/2047	3,271	3,474
4.00%, 09/01/2040	295	324
4.00%, 11/01/2040	18	20
4.00%, 11/01/2040	791	869
4.00%, 12/01/2040	229	251
4.00%, 12/01/2040	469	515
4.00%, 12/01/2040	568	624
4.00%, 12/01/2040	582	637
4.00%, 12/01/2040	639	702
4.00%, 01/01/2041	480	524
4.00%, 10/01/2041	2,008	2,205
4.00%, 11/01/2041	5	6
4.00%, 01/01/2042	89	97
4.00%, 05/01/2042	8	8
4.00%, 06/01/2042	949	1,032
4.00%, 10/01/2042	41	43
4.00%, 01/01/2043	146	159
4.00%, 09/01/2043	31	33
4.00%, 09/01/2043	3,509	3,853
4.00%, 11/01/2043	36	39
4.00%, 11/01/2043	70	77
4.00%, 12/01/2043	101	111
4.00%, 12/01/2043	164	174
4.00%, 12/01/2043	659	724
4.00%, 01/01/2044	68	74
4.00%, 01/01/2044	214	234
4.00%, 03/01/2044	1,121	1,227
4.00%, 10/01/2044	3,462	3,795
4.00%, 01/01/2045	179	196
4.00%, 10/01/2045	235	255
4.00%, 10/01/2045	3,416	3,713
4.00%, 11/01/2045	4,865	5,273
4.00%, 01/01/2046	2,327	2,539
4.00%, 05/01/2046	125	136
4.00%, 06/01/2046	4,996	5,448
4.00%, 08/01/2046	1,165	1,261
4.00%, 01/01/2047	7,270	7,948
4.00%, 04/01/2047	233	253
4.00%, 06/01/2047	1,853	1,989
4.00%, 09/01/2047	3,726	4,038
4.50%, 11/01/2035	7	8
4.50%, 07/01/2039	105	116
4.50%, 10/01/2039	756	834
4.50%, 11/01/2039	842	931

4.50%, 11/01/2039	1,146	1,267
4.50%, 05/01/2040	406	449
4.50%, 08/01/2040	171	189
4.50%, 09/01/2040	149	165
4.50%, 09/01/2040	531	586
4.50%, 03/01/2041	112	124
4.50%, 05/01/2041	1,015	1,123
4.50%, 08/01/2041	274	303
4.50%, 12/01/2043	3,426	3,787
4.50%, 03/01/2044	264	289
4.50%, 05/01/2044	374	410
4.50%, 07/01/2044	23	24
4.50%, 07/01/2044	144	158
4.50%, 09/01/2044	874	965
4.50%, 09/01/2046	1,677	1,817
4.50%, 10/01/2046	1,512	1,645
4.50%, 11/01/2046	6,342	7,006
4.50%, 07/01/2047	662	715
4.50%, 07/01/2047	806	874
4.50%, 11/01/2047	488	527
5.00%, 01/01/2034	16	18
5.00%, 06/01/2034	48	54
5.00%, 09/01/2034	55	63
5.00%, 03/01/2035	17	18
5.00%, 08/01/2035	708	800
5.00%, 03/01/2036	1,482	1,676
5.00%, 07/01/2036	1	2
5.00%, 11/01/2036	38	43
5.00%, 03/01/2037	86	96
5.00%, 06/01/2037	114	128
5.00%, 08/01/2037	115	130
5.00%, 02/01/2038	149	168
5.00%, 03/01/2038	39	44
5.00%, 03/01/2038	130	147
5.00%, 03/01/2038	143	162
5.00%, 03/01/2038	166	188
5.00%, 04/01/2038	92	105
5.00%, 09/01/2038	18	20
5.00%, 09/01/2038	102	115
5.00%, 11/01/2038	1	1
5.00%, 11/01/2038	36	41
5.00%, 12/01/2038(6)	0	1
5.00%, 12/01/2038	122	138
5.00%, 02/01/2039	243	275
5.00%, 05/01/2039	5	6
5.00%, 10/01/2039	280	317
5.00%, 01/01/2040	66	75
5.00%, 03/01/2040	111	126
5.00%, 03/01/2040	1,113	1,258
5.00%, 08/01/2040	163	185
5.00%, 04/01/2041	544	617
5.00%, 06/01/2041	240	272
5.00%, 12/01/2047	2,036	2,219
5.00%, 02/01/2048	901	991
5.50%, 02/01/2024	1	1
5.50%, 01/01/2033	27	30
5.50%, 10/01/2033	24	27
5.50%, 07/01/2035	52	59
5.50%, 01/01/2036	11	13
5.50%, 12/01/2036	21	24
5.50%, 05/01/2038	31	35
5.50%, 08/01/2038	41	46
5.50%, 01/01/2039	1,626	1,840
5.50%, 03/01/2040	15	17
5.50%, 05/01/2040	1,047	1,199
5.50%, 08/01/2040	435	497
6.00%, 10/01/2029	6	6
6.00%, 12/01/2033	10	11
6.00%, 01/01/2034	5	6
6.00%, 01/01/2034	18	21
6.00%, 11/01/2036	7	7
6.00%, 12/01/2036	4	5
6.00%, 12/01/2036	10	11
6.50%, 03/01/2022(6)	0	0
6.50%, 01/01/2028	15	16
6.50%, 06/01/2029	7	8
6.50%, 08/01/2029	65	73
6.50%, 11/01/2034	5	6
6.50%, 01/01/2035	62	68
6.50%, 12/01/2035	11	11
6.50%, 12/01/2035	39	44

6.50%, 11/01/2036	11	13
6.50%, 11/01/2036	93	107
6.50%, 11/01/2036	112	125
6.50%, 12/01/2036	71	83
6.50%, 12/01/2036	161	189
6.50%, 01/01/2037	6	6
6.50%, 01/01/2037	12	12
6.50%, 02/01/2037	8	8
6.50%, 06/01/2037	5	5
6.50%, 11/01/2037	32	37
6.50%, 03/01/2038	39	45
7.00%, 04/01/2026(6)	0	1
7.00%, 12/01/2028	19	21
7.00%, 07/01/2029	1	1
7.00%, 01/01/2031	20	23
7.00%, 07/01/2032	3	3
7.00%, 08/01/2032	3	4
7.00%, 02/01/2037	5	6
7.50%, 08/01/2025	1	1
7.50%, 01/01/2032	47	52
7.50%, 12/01/2036	153	170
7.50%, 01/01/2038	24	27
7.50%, 01/01/2038	43	50
7.50%, 09/01/2038	16	18
8.00%, 08/01/2024(6)	0	0
8.00%, 11/01/2024(6)	0	0
8.50%, 07/01/2028	1	1
10.00%, 10/01/2030	5	5
Freddie Mac Multifamily Structured Pass Through Certificates
0.72%, 12/25/2030, Series K124, Class X1(5)	40,656	2,325
0.78%, 10/25/2022, Series K025, Class X1(5)	19,906	98
1.21%, 10/25/2030, Series K120, Class XAM(5)	31,375	3,052
1.33%, 05/25/2022, Series K020, Class X1(5)	44,175	85
1.35%, 03/25/2026, Series K055, Class X1(5)	26,674	1,314
1.35%, 01/25/2030, Series K106, Class X1(5)	134,656	12,898
1.57%, 05/25/2030, Series K111, Class X1(5)	28,127	3,208
1.64%, 01/25/2030, Series K107, Class A2	1,890	1,875
2.31%, 12/25/2022, Series KJ07, Class A2	2,077	2,101
2.36%, 08/25/2022, Series KJ08, Class A2	595	598
2.52%, 01/25/2023, Series KS01, Class A2	1,584	1,599
2.57%, 07/25/2026, Series K057, Class A2	10,075	10,543
2.77%, 05/25/2025, Series KPLB, Class A	4,250	4,448
2.81%, 09/25/2024, Series KJ14, Class A2	6,287	6,501
2.84%, 09/25/2022, Series KJ09, Class A2	560	565
2.86%, 08/25/2022, Series KJ13, Class A2	1,212	1,225
2.91%, 04/25/2024, Series K726, Class A2	7,830	8,107
3.04%, 07/25/2024, Series K727, Class AM	10,000	10,428
3.07%, 08/25/2022, Series KJ18, Class A2	952	957
3.08%, 01/25/2031, Series K152, Class A2	4,126	4,509
3.10%, 02/25/2024, Series K725, Class AM(5)	11,250	11,696
3.12%, 06/25/2027, Series K066, Class A2	4,263	4,599
3.19%, 09/25/2027, Series K069, Class A2(5)	11,650	12,659
3.19%, 07/25/2027, Series K067, Class A2	9,215	9,996
3.21%, 04/25/2028, Series W5FX, Class AFX(5)	3,315	3,606
3.22%, 03/25/2027, Series K064, Class A2	14,175	15,325
3.24%, 04/25/2027, Series K065, Class A2	7,030	7,622
3.24%, 08/25/2027, Series K068, Class A2	2,846	3,097
3.30%, 11/25/2027, Series K070, Class A2(5)	4,589	5,017
3.33%, 05/25/2027, Series K065, Class AM	1,779	1,934
3.33%, 08/25/2025, Series K050, Class A2(5)	10,000	10,663
3.35%, 11/25/2026, Series K061, Class A2(5)	14,450	15,667
3.39%, 03/25/2024, Series K038, Class A2	4,286	4,483
3.41%, 12/25/2026, Series K062, Class A2	15,125	16,467
3.49%, 01/25/2024, Series K037, Class A2	5,000	5,223
3.51%, 03/25/2029, Series K091, Class A2	2,527	2,841
3.76%, 01/25/2029, Series K088, Class AM(5)	11,600	13,117
3.85%, 06/25/2028, Series K078, Class A2	7,875	8,903
3.90%, 10/25/2033, Series K158, Class A3(5)	6,500	7,587
3.99%, 05/25/2033, Series K157, Class A2(5)	16,700	19,439
Freddie Mac Multifamily WI Certificates Series WI-K138
1.89%, 03/25/2032, Series K138, Class AM	4,300	4,275
Freddie Mac Non Gold Pool
1.72% (6 Month LIBOR USD + 1.55%, 1.55% Floor, 11.76% Cap), 05/01/2037(1)	46	48
1.79% (6 Month LIBOR USD + 1.67%, 1.67% Floor, 10.42% Cap), 01/01/2037(1)	6	6
1.83% (6 Month LIBOR USD + 1.70%, 1.70% Floor, 12.39% Cap), 10/01/2036(1)	28	28
1.83% (1 Year LIBOR USD + 1.58%, 1.58% Floor, 11.50% Cap), 12/01/2036(1)	82	85
1.85% (1 Year LIBOR USD + 1.60%, 1.60% Floor, 11.32% Cap), 10/01/2036(1)	13	13
1.85% (6 Month LIBOR USD + 1.72%, 1.72% Floor, 13.09% Cap), 08/01/2036(1)	65	67
1.87% (6 Month LIBOR USD + 1.74%, 1.74% Floor, 13.12% Cap), 10/01/2036(1)	62	65
1.87% (6 Month LIBOR USD + 1.74%, 1.74% Floor, 12.82% Cap), 08/01/2036(1)	27	28
1.89% (1 Year LIBOR USD + 1.64%, 1.64% Floor, 10.89% Cap), 11/01/2036(1)	34	36

1.92% (1 Year LIBOR USD + 1.67%, 1.67% Floor, 11.29% Cap), 08/01/2035(1)	5	5
1.92% (1 Year LIBOR USD + 1.67%, 1.67% Floor, 11.99% Cap), 12/01/2036(1)	129	135
1.94% (1 Year LIBOR USD + 1.69%, 1.69% Floor, 11.32% Cap), 12/01/2036(1)	4	4
1.95% (6 Month LIBOR USD + 1.78%, 1.78% Floor, 12.52% Cap), 07/01/2036(1)	27	28
1.97% (1 Year LIBOR USD + 1.67%, 1.67% Floor, 11.05% Cap), 11/01/2036(1)	12	12
1.99% (1 Year LIBOR USD + 1.74%, 1.75% Floor, 11.45% Cap), 09/01/2036(1)	32	33
2.00% (1 Year LIBOR USD + 1.70%, 1.71% Floor, 10.08% Cap), 02/01/2036(1)	8	9
2.00% (1 Year LIBOR USD + 1.75%, 1.75% Floor, 11.75% Cap), 11/01/2037(1)	5	5
2.00% (6 Month LIBOR USD + 1.88%, 1.88% Floor, 12.42% Cap), 10/01/2036(1)	23	24
2.01% (1 Year LIBOR USD + 1.76%, 1.76% Floor, 11.40% Cap), 11/01/2036(1)	25	25
2.07% (1 Year LIBOR USD + 1.75%, 1.75% Floor, 9.13% Cap), 04/01/2034(1)	12	12
2.07% (6 Month LIBOR USD + 1.94%, 1.95% Floor, 12.35% Cap), 03/01/2037(1)	56	59
2.07% (1 Year LIBOR USD + 1.70%, 1.70% Floor, 11.06% Cap), 02/01/2037(1)	8	9
2.10% (1 Year LIBOR USD + 1.84%, 1.84% Floor, 9.14% Cap), 07/01/2040(1)	20	21
2.12% (1 Year LIBOR USD + 1.87%, 1.87% Floor, 11.99% Cap), 07/01/2037(1)	3	3
2.13% (1 Year CMT Index + 2.13%, 2.13% Floor, 12.13% Cap), 07/01/2026(1)	2	2
2.14% (6 Month LIBOR USD + 2.01%, 2.01% Floor, 12.07% Cap), 05/01/2037(1)	11	11
2.14% (6 Month LIBOR USD + 2.01%, 2.01% Floor, 12.42% Cap), 05/01/2037(1)	42	42
2.16% (1 Year LIBOR USD + 1.78%, 1.78% Floor, 10.73% Cap), 01/01/2037(1)	19	19
2.19% (1 Year LIBOR USD + 1.88%, 1.88% Floor, 11.12% Cap), 09/01/2036(1)	75	79
2.22% (1 Year LIBOR USD + 1.94%, 1.95% Floor, 10.97% Cap), 06/01/2036(1)	89	94
2.22% (1 Year LIBOR USD + 1.89%, 1.89% Floor, 10.73% Cap), 05/01/2038(1)	8	8
2.24% (1 Year CMT Index + 2.11%, 2.11% Floor, 12.22% Cap), 01/01/2027(1)	2	2
2.24% (6 Month LIBOR USD + 2.11%, 2.11% Floor, 12.44% Cap), 02/01/2037(1)	26	27
2.25% (6 Month LIBOR USD + 2.12%, 2.12% Floor, 11.05% Cap), 05/01/2037(1)	3	3
2.25% (1 Year LIBOR USD + 1.93%, 1.93% Floor, 11.12% Cap), 12/01/2036(1)	42	44
2.26% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.90% Cap), 07/01/2036(1)	13	14
2.27% (1 Year LIBOR USD + 1.99%, 1.99% Floor, 10.89% Cap), 06/01/2036(1)	57	57
2.28% (1 Year LIBOR USD + 1.90%, 1.90% Floor, 11.34% Cap), 02/01/2037(1)	15	15
2.29% (1 Year LIBOR USD + 1.91%, 1.91% Floor, 10.91% Cap), 04/01/2037(1)	2	2
2.31% (1 Year CMT Index + 2.25%, 2.25% Floor, 11.31% Cap), 11/01/2036(1)	66	71
2.32% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.32% Cap), 07/01/2036(1)	20	22
2.35% (1 Year CMT Index + 2.24%, 2.24% Floor, 9.77% Cap), 11/01/2036(1)	19	20
2.35% (1 Year LIBOR USD + 1.98%, 1.98% Floor, 10.62% Cap), 04/01/2037(1)	26	26
2.35% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.04% Cap), 02/01/2036(1)	29	30
2.36% (1 Year CMT Index + 2.23%, 2.23% Floor, 9.36% Cap), 12/01/2033(1)	13	13
2.37% (1 Year CMT Index + 2.26%, 2.26% Floor, 11.72% Cap), 04/01/2030(1)	1	1
2.37% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.66% Cap), 05/01/2036(1)	42	45
2.37% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.32% Cap), 05/01/2033(1)	64	68
2.38% (1 Year CMT Index + 2.25%, 2.25% Floor, 9.95% Cap), 01/01/2035(1)	21	22
2.38% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.07% Cap), 01/01/2035(1)	77	82
2.38% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.65% Cap), 05/01/2036(1)	16	17
2.38% (1 Year LIBOR USD + 2.13%, 2.13% Floor, 11.20% Cap), 12/01/2036(1)	2	2
2.39% (6 Month LIBOR USD + 2.14%, 2.14% Floor, 12.14% Cap), 12/01/2035(1)	13	14
2.39% (1 Year LIBOR USD + 2.05%, 2.05% Floor, 11.05% Cap), 04/01/2038(1)	27	28
2.42% (1 Year LIBOR USD + 2.04%, 2.04% Floor, 10.75% Cap), 03/01/2036(1)	42	44
2.43% (1 Year LIBOR USD + 2.07%, 2.07% Floor, 10.91% Cap), 05/01/2037(1)	39	39
2.43% (1 Year LIBOR USD + 2.18%, 2.18% Floor, 11.07% Cap), 05/01/2037(1)	36	39
2.45% (1 Year LIBOR USD + 2.20%, 2.20% Floor, 10.78% Cap), 10/01/2036(1)	22	22
2.46% (1 Year CMT Index + 2.37%, 2.37% Floor, 10.63% Cap), 09/01/2034(1)	59	62
2.48% (1 Year CMT Index + 2.37%, 2.37% Floor, 10.15% Cap), 09/01/2032(1)	3	3
2.48% (1 Year CMT Index + 2.36%, 2.36% Floor, 11.29% Cap), 10/01/2036(1)	22	22
2.62% (1 Year LIBOR USD + 2.33%, 2.33% Floor, 10.91% Cap), 05/01/2036(1)	6	6
2.68% (1 Year LIBOR USD + 2.37%, 2.38% Floor, 12.00% Cap), 03/01/2037(1)	4	4
2.75% (1 Year LIBOR USD + 2.47%, 2.47% Floor, 11.92% Cap), 03/01/2036(1)	21	22
Freddie Mac Pool
1.50%, 11/01/2050	8,398	8,116
2.00%, 06/01/2040	1,680	1,705
2.00%, 09/01/2050	6,176	6,163
2.00%, 10/01/2050	4,564	4,568
2.00%, 12/01/2050	1,778	1,774
2.00%, 03/01/2051	2,415	2,410
2.00%, 04/01/2051	3,998	3,990
2.00%, 05/01/2051	1,032	1,030
2.00%, 05/01/2051	9,305	9,323
2.00%, 06/01/2051	364	365
2.00%, 08/01/2051	3,967	3,971
2.00%, 08/01/2051	6,066	6,053
2.00%, 11/01/2051	2,894	2,888
2.00%, 11/01/2051	15,633	15,599
2.00%, 01/01/2052	637	636
2.50%, 10/01/2041	4,426	4,570
2.50%, 07/01/2050	1,758	1,799
2.50%, 08/01/2050	1,337	1,377
2.50%, 09/01/2050	931	959
2.50%, 10/01/2050	8,055	8,249
2.50%, 10/01/2050	28,073	28,908
2.50%, 11/01/2050	2,533	2,586
2.50%, 02/01/2051	14,197	14,569
2.50%, 02/01/2051	14,495	14,890
2.50%, 03/01/2051	780	805

2.50%, 04/01/2051	29,571	30,216
2.50%, 05/01/2051	491	501
2.50%, 05/01/2051	1,305	1,334
2.50%, 06/01/2051	1,578	1,623
2.50%, 11/01/2051	19,056	19,572
3.00%, 11/01/2042	350	369
3.00%, 01/01/2046	9,504	10,088
3.00%, 08/01/2048	2,659	2,789
3.00%, 10/01/2049	1,951	2,040
3.00%, 11/01/2049	1,289	1,350
3.00%, 12/01/2049	579	607
3.00%, 01/01/2050	1,847	1,934
3.00%, 01/01/2050	2,083	2,190
3.00%, 01/01/2050	2,778	2,911
3.00%, 02/01/2050	9,778	10,212
3.00%, 02/01/2050	12,634	13,133
3.00%, 06/01/2050	707	736
3.00%, 06/01/2050	10,428	10,960
3.00%, 07/01/2050	6,334	6,664
3.00%, 09/01/2050	59	62
3.00%, 09/01/2050	1,385	1,444
3.00%, 03/01/2051	2,527	2,619
3.00%, 04/01/2051	15,316	15,951
3.50%, 08/01/2035	4,875	5,195
3.50%, 02/01/2042	1,055	1,135
3.50%, 08/01/2044	2,675	2,863
3.50%, 08/01/2046	269	291
3.50%, 10/01/2047	241	257
3.50%, 03/01/2048	5,306	5,674
3.50%, 10/01/2049	1,630	1,720
4.00%, 02/01/2046	5,224	5,729
4.00%, 04/01/2047	387	417
4.00%, 05/01/2047	2,135	2,309
4.00%, 01/01/2048	125	136
4.00%, 06/01/2048	111	120
4.00%, 01/01/2049	4,229	4,502
4.00%, 07/01/2049	10,458	11,393
4.00%, 02/01/2051	4,512	4,853
4.50%, 06/01/2048	3,806	4,156
4.50%, 12/01/2048	4,847	5,187
4.50%, 04/01/2049	588	638
Freddie Mac Reference REMIC
6.00%, 04/15/2036, Series R006, Class ZA	190	220
6.00%, 05/15/2036, Series R007, Class ZA	248	285
Freddie Mac REMICS
0.00%, 02/15/2024, Series 1700, Class GA(6)	0	0
0.00%, 02/15/2024, Series 1865, Class D	3	3
0.00%, 05/15/2024, Series 2306, Class K	1	1
0.00%, 09/15/2032, Series 3393, Class JO	682	628
0.00%, 12/15/2032, Series 2835, Class QO	12	11
0.00%, 07/15/2034, Series 3611, Class PO	68	63
0.00%, 02/15/2035, Series 2990, Class GO	22	20
0.00%, 04/15/2035, Series 3077, Class TO	21	20
0.00%, 08/15/2035, Series 3014, Class OD	5	5
0.00%, 09/15/2035, Series 3029, Class SO	15	14
0.00%, 02/15/2036, Series 3117, Class OG	13	12
0.00%, 02/15/2036, Series 3117, Class OK	16	14
0.00%, 02/15/2036, Series 3117, Class EO	18	16
0.00%, 02/15/2036, Series 3117, Class AO	41	40
0.00%, 03/15/2036, Series 3134, Class PO	4	4
0.00%, 03/15/2036, Series 3122, Class OP	24	23
0.00%, 03/15/2036, Series 3122, Class OH	25	23
0.00%, 04/15/2036, Series 3138, Class PO	21	19
0.00%, 04/15/2036, Series 3607, Class AO	42	38
0.00%, 04/15/2036, Series 3147, Class PO	48	46
0.00%, 04/15/2036, Series 3607, Class BO	78	72
0.00%, 05/15/2036, Series 3233, Class OP	6	5
0.00%, 05/15/2036, Series 3149, Class SO	12	11
0.00%, 05/15/2036, Series 3151, Class PO	26	24
0.00%, 05/15/2036, Series 3153, Class EO	33	30
0.00%, 06/15/2036, Series 3171, Class MO	53	51
0.00%, 07/15/2036, Series 3179, Class OA	15	13
0.00%, 08/15/2036, Series 3200, Class PO	22	20
0.00%, 09/15/2036, Series 3218, Class AO	11	9
0.00%, 09/15/2036, Series 3213, Class OA	12	11
0.00%, 10/15/2036, Series 3225, Class EO	27	25
0.00%, 12/15/2036, Series 3256, Class PO	14	13
0.00%, 01/15/2037, Series 3261, Class OA	14	13
0.00%, 02/15/2037, Series 3274, Class JO	4	3
0.00%, 02/15/2037, Series 3510, Class OD	41	39
0.00%, 03/15/2037, Series 3286, Class PO	3	2

0.00%, 04/15/2037, Series 3373, Class TO	14	13
0.00%, 05/15/2037, Series 3318, Class AO	1	1
0.00%, 05/15/2037, Series 3316, Class PO	26	23
0.00%, 05/15/2037, Series 3607, Class PO	145	131
0.00%, 06/15/2037, Series 3326, Class JO	3	2
0.00%, 06/15/2037, Series 3331, Class PO	14	13
0.00%, 07/15/2037, Series 3607, Class OP	211	188
0.00%, 09/15/2037, Series 3365, Class PO	20	18
0.00%, 10/15/2039, Series 3607, Class TO	73	66
0.00%, 01/15/2040, Series 3621, Class BO	62	57
0.00%, 10/15/2049, Series 3582, Class PO	248	236
0.41% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap), 06/15/2035, Series 2988, Class AF(1)	52	52
0.49% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 07/15/2037, Series 4048, Class FJ(1)	382	382
0.51% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.50% Cap), 05/15/2035, Series 2981, Class FA(1)	34	34
0.51% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 10/15/2041, Series 4048, Class FB(1)	294	295
0.51% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 09/15/2042, Series 4106, Class DF(1)	345	346
0.55% (1 Month LIBOR USD + 0.44%, 0.44% Floor, 6.50% Cap), 02/15/2037, Series 3275, Class FL(1)	24	24
0.56% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap), 08/15/2042, Series 4091, Class TF(1)	1,157	1,170
0.61% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 10/15/2040, Series 3966, Class BF(1)	20	20
0.61% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 03/15/2042, Series 4012, Class FN(1)	484	489
0.61% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 07/15/2042, Series 4077, Class FB(1)	207	210
0.66% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 12/15/2040, Series 3996, Class XF(1)	440	442
0.66% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 03/15/2041, Series 4013, Class QF(1)	319	321
0.69% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 9.00% Cap), 03/15/2024, Series 1699, Class FC(1)(6)	0	0
0.71% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 8.50% Cap), 01/15/2029, Series 2388, Class FB(1)	7	7
0.71% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 9.50% Cap), 12/15/2033, Series 2722, Class PF(1)	102	104
0.71% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 09/15/2037, Series 3371, Class FA(1)	10	10
0.75% (10 year CMT Index + -0.85%, 10.00% Cap), 03/15/2024, Series 1709, Class FA(1)(6)	0	0
0.79% (1 Month LIBOR USD + 0.68%, 0.68% Floor, 7.00% Cap), 11/15/2037, Series 3386, Class KF(1)	389	396
0.81% (1 Month LIBOR USD + 0.70%, 0.70% Floor, 9.00% Cap), 02/15/2027, Series 1935, Class FL(1)(6)	0	0
0.86% (1 Month LIBOR USD + 0.75%, 0.75% Floor, 8.50% Cap), 12/15/2032, Series 2571, Class FY(1)	26	27
0.89% (10 year CMT Index + -0.70%, 10.00% Cap), 07/15/2023, Series 1541, Class O(1)	1	1
0.91% (1 Month LIBOR USD + 0.80%, 0.80% Floor, 7.50% Cap), 08/15/2035, Series 3085, Class WF(1)	32	33
1.01% (1 Month LIBOR USD + 0.90%, 0.90% Floor, 9.00% Cap), 02/15/2032, Series 2418, Class FO(1)	29	29
1.23% (11th District Cost of Funds Index + 1.00%, 1.00% Floor, 10.00% Cap), 02/15/2023, Series 1470, Class F(1)(6)	0	0
1.26% (1 Month LIBOR USD + 1.15%, 1.15% Floor, 10.00% Cap), 09/15/2022, Series 1370, Class JA(1)(6)	0	0
1.26% (1 Month LIBOR USD + 1.15%, 1.15% Floor, 10.00% Cap), 04/15/2023, Series 1498, Class I(1)	2	2
1.31% (1 Month LIBOR USD + 1.20%, 1.20% Floor, 7.00% Cap), 07/15/2039, Series 3549, Class FA(1)	14	15
1.59%, 01/15/2040, Series 3802, Class LS(5)	378	17
1.64%, 02/15/2039, Series 3546, Class A(5)	43	45
1.73% (11th District Cost of Funds Index + 1.50%, 1.50% Floor, 9.00% Cap), 08/15/2023, Series 1570, Class F(1)(6)	0	0
2.33% (1 Month LIBOR USD + 2.22%, 8.32% Cap), 07/15/2034, Series 3305, Class MG(1)	26	28
3.00%, 08/15/2033, Series 4238, Class WY	372	392
3.00%, 06/15/2043, Series 4217, Class KY	206	218
3.00%, 12/15/2047, Series 4740, Class P	1,366	1,411
3.50%, 01/15/2026, Series 3793, Class AB	670	697
3.50%, 01/15/2042, Series 3989, Class JW	1,661	1,762
3.50%, 12/15/2046, Series 4640, Class CZ	6,684	7,155
3.50%, 02/15/2047, Series 4661, Class KZ	11,787	12,515
3.50%, 08/15/2047, Series 4710, Class KZ	15,586	16,554
3.50%, 11/15/2047, Series 4739, Class Z	1,806	1,910
3.50%, 12/15/2047, Series 4746, Class ZN	5,750	6,146
3.50%, 10/15/2053, Series 4821, Class MA	3,432	3,553
4.00%, 12/15/2024, Series 3614, Class QB	60	63
4.00%, 11/15/2041, Series 3957, Class B	191	206
4.00%, 12/15/2041, Series 3966, Class NA	177	192
4.50%, 06/15/2025, Series 3684, Class CY	208	217
4.50%, 07/15/2039, Series 3680, Class MA	85	87
4.50%, 12/15/2039, Series 3610, Class CA	1,948	2,142
4.50%, 05/15/2041, Series 3852, Class CE	492	541
4.50%, 09/15/2043, Series 4247, Class AY	1,000	1,202
4.63% (1 Month LIBOR USD + 4.68%, 4.68% Cap), 12/15/2022, Series 1455, Class WB(1)(4)(6)	0	0

5.00%, 05/15/2023, Series 1798, Class F	3	3
5.00%, 11/15/2023, Series 2709, Class PG	42	44
5.00%, 12/15/2023, Series 2720, Class PC	4	4
5.00%, 12/15/2024, Series 2903, Class Z	14	15
5.00%, 04/15/2030, Series 3654, Class DC	702	773
5.00%, 07/15/2033, Series 2653, Class PZ	258	281
5.00%, 01/15/2034, Series 3920, Class LP	157	174
5.00%, 10/15/2039, Series 3795, Class EI	68	3
5.00%, 12/15/2040, Series 3770, Class ZB	795	893
5.00%, 05/15/2041, Series 3860, Class PZ	1,440	1,619
5.50%, 10/15/2022, Series 2512, Class PG	4	5
5.50%, 12/15/2022, Series 2535, Class BK	1	1
5.50%, 03/15/2023, Series 2586, Class HD	22	23
5.50%, 04/15/2023, Series 2595, Class HC	27	28
5.50%, 11/15/2023, Series 2710, Class HB	8	8
5.50%, 02/15/2034, Series 2744, Class PE	1	1
5.50%, 08/15/2036, Series 3645, Class KZ	34	39
5.50%, 08/15/2036, Series 3200, Class AY	96	110
5.50%, 03/15/2038, Series 3423, Class PB	280	317
5.50%, 05/15/2038, Series 3453, Class B	11	12
5.50%, 01/15/2039, Series 3501, Class CB	107	122
5.50% (1 Month LIBOR USD + 27.21%, 5.50% Cap), 05/15/2041, Series 3852, Class QN(1)(4)	115	124
5.50% (1 Month LIBOR USD + 27.50%, 5.50% Cap), 05/15/2041, Series 3852, Class TP(1)(4)	278	299
5.60%, 06/15/2023, Series 2033, Class J	5	5
5.67%, 10/15/2038, Series 3895, Class WA(5)	54	62
5.74% (1 Month LIBOR USD + 5.85%, 5.85% Cap), 08/15/2038, Series 3481, Class SJ(1)(4)	141	25
5.89% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 01/15/2038, Series 3404, Class SC(1)(4)	206	36
5.89% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 02/15/2039, Series 3511, Class SA(1)(4)	61	10
5.89% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 10/15/2040, Series 3740, Class SB(1)(4)	156	22
5.89% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 10/15/2040, Series 3740, Class SC(1)(4)	141	26
5.99% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 05/15/2039, Series 3531, Class SM(1)(4)	11	2
6.00%, 11/15/2023, Series 1642, Class PJ	4	4
6.00%, 06/15/2024, Series 1737, Class L	5	5
6.00%, 05/15/2027, Series 1981, Class Z	7	8
6.00%, 07/15/2028, Series 2070, Class C	6	7
6.00%, 09/15/2028, Series 2086, Class GB	2	3
6.00%, 11/15/2028, Series 2095, Class PE	15	17
6.00%, 12/15/2028, Series 2106, Class ZD	31	35
6.00%, 01/15/2029, Series 2110, Class PG	40	45
6.00%, 02/15/2029, Series 2125, Class JZ	9	10
6.00%, 09/15/2032, Series 2500, Class MC	28	32
6.00%, 12/15/2032, Series 2544, Class HC	19	23
6.00%, 12/15/2032, Series 2543, Class YX	49	56
6.00%, 01/15/2033, Series 2552, Class ME	33	38
6.00%, 02/15/2033, Series 2567, Class QD	31	36
6.00%, 02/15/2033, Series 2575, Class ME	126	143
6.00%, 03/15/2033, Series 2596, Class QG	20	22
6.00%, 05/15/2034, Series 2802, Class OH	68	75
6.00%, 04/15/2035, Series 2968, Class EH	784	874
6.00%, 01/15/2036, Series 3101, Class UZ	77	89
6.00%, 03/15/2036, Series 3122, Class ZB	3	4
6.00%, 04/15/2036, Series 3219, Class DI	40	8
6.00%, 04/15/2036, Series 3137, Class XP	49	57
6.00%, 04/15/2036, Series 3819, Class ZQ	411	477
6.00%, 06/15/2036, Series 3164, Class MG	13	14
6.00%, 02/15/2037, Series 3274, Class B	31	34
6.00%, 04/15/2037, Series 3302, Class UT	39	46
6.00%, 05/15/2037, Series 3315, Class HZ	35	40
6.00%, 06/15/2038, Series 3461, Class LZ	8	9
6.00%, 06/15/2038, Series 3461, Class Z	232	263
6.03% (1 Month LIBOR USD + 6.14%, 6.14% Cap), 01/15/2037, Series 3260, Class CS(1)(4)	22	4
6.09% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 06/15/2038, Series 3455, Class SE(1)(4)	78	12
6.14% (1 Month LIBOR USD + 6.25%, 6.25% Cap), 12/15/2039, Series 3608, Class SC(1)(4)	64	10
6.19% (1 Month LIBOR USD + 6.30%, 6.30% Cap), 05/15/2039, Series 3531, Class SA(1)(4)	67	5
6.25%, 10/15/2023, Series 1591, Class PV	1	1
6.25%, 08/15/2028, Series 2075, Class PM	20	22
6.25%, 02/15/2029, Series 2126, Class CB	43	47
6.31% (1 Month LIBOR USD + 6.42%, 6.42% Cap), 11/15/2037, Series 3387, Class SA(1)(4)	163	28
6.34% (1 Month LIBOR USD + 6.45%, 6.45% Cap), 03/15/2037, Series 3290, Class SB(1)(4)	40	7
6.34% (1 Month LIBOR USD + 6.45%, 6.45% Cap), 11/15/2037, Series 3383, Class SA(1)(4)	99	19
6.38%, 02/15/2032, Series 2410, Class OE	7	8

6.49% (1 Month LIBOR USD + 6.60%, 6.60% Cap), 07/15/2037, Series 3344, Class SL(1)(4)	33	5
6.50%, 09/15/2023, Series 1608, Class L	10	11
6.50%, 12/15/2023, Series 1983, Class Z	3	3
6.50%, 12/15/2023, Series 2283, Class K	3	3
6.50%, 03/15/2026, Series 1829, Class ZB	1	1
6.50%, 07/15/2026, Series 1863, Class Z	5	5
6.50%, 01/15/2027, Series 1927, Class ZA	5	6
6.50%, 12/15/2027, Series 2019, Class Z	5	5
6.50%, 06/15/2028, Series 2063, Class PG	8	9
6.50%, 08/15/2028, Series 2075, Class PH	19	21
6.50%, 05/15/2031, Series 2313, Class LA	3	3
6.50%, 08/15/2031, Series 2351, Class PZ	7	8
6.50%, 08/15/2031, Series 2345, Class NE	8	9
6.50%, 08/15/2031, Series 2344, Class ZJ	12	14
6.50%, 08/15/2031, Series 2344, Class ZD	101	114
6.50%, 10/15/2031, Series 2367, Class ME	10	11
6.50%, 01/15/2032, Series 2399, Class OH	12	14
6.50%, 01/15/2032, Series 2399, Class TH	16	18
6.50%, 02/15/2032, Series 2410, Class NG	17	20
6.50%, 02/15/2032, Series 2420, Class XK	22	25
6.50%, 03/15/2032, Series 2430, Class WF	25	29
6.50%, 03/15/2032, Series 2423, Class TB	30	33
6.50%, 04/15/2032, Series 2441, Class GF	6	7
6.50%, 04/15/2032, Series 2435, Class CJ	40	46
6.50%, 04/15/2032, Series 2434, Class ZA	53	59
6.50%, 05/15/2032, Series 2455, Class GK	20	22
6.50%, 06/15/2032, Series 2466, Class DH	7	9
6.50%, 06/15/2032, Series 2458, Class ZM	16	18
6.50%, 06/15/2032, Series 2466, Class PH	22	25
6.50%, 07/15/2032, Series 2474, Class NR	21	24
6.50%, 07/15/2032, Series 2484, Class LZ	28	33
6.50%, 03/15/2033, Series 2586, Class WI	13	2
6.50%, 07/15/2036, Series 3195, Class PD	42	47
6.50%, 07/15/2036, Series 3181, Class AZ	51	60
6.54% (1 Month LIBOR USD + 6.65%, 6.65% Cap), 08/15/2036, Series 3202, Class HI(1)(4)	331	64
6.59% (1 Month LIBOR USD + 6.70%, 6.70% Cap), 10/15/2036, Series 3232, Class ST(1)(4)	32	6
6.69% (1 Month LIBOR USD + 6.80%, 6.80% Cap), 04/15/2038, Series 3424, Class PI(1)(4)	92	20
6.75% (1 Month LIBOR USD + 6.80%, 4.00% Floor, 6.80% Cap), 07/15/2033, Series 2642, Class SL(1)(4)(6)	0	0
6.99% (1 Month LIBOR USD + 7.10%, 7.10% Cap), 07/15/2036, Series 3194, Class SA(1)(4)	7	1
7.00%, 03/15/2022, Series 1206, Class IA(6)	0	0
7.00%, 05/15/2022, Series 1250, Class J(6)	0	0
7.00%, 04/15/2023, Series 1502, Class PX	2	3
7.00%, 05/15/2023, Series 1505, Class Q(6)	0	0
7.00%, 09/15/2023, Series 1573, Class PZ	2	2
7.00%, 01/15/2024, Series 1658, Class GZ	2	2
7.00%, 02/15/2024, Series 1671, Class L	1	1
7.00%, 03/15/2024, Series 1695, Class EB	1	1
7.00%, 03/15/2024, Series 1706, Class K	7	8
7.00%, 03/15/2028, Series 2038, Class PN	5	1
7.00%, 06/15/2028, Series 2064, Class TE	1	1
7.00%, 10/15/2028, Series 2089, Class PJ	8	1
7.00%, 04/15/2029, Series 2141, Class IO(6)	1	0
7.00%, 06/15/2029, Series 2169, Class TB	41	46
7.00%, 07/15/2029, Series 2172, Class QC	23	26
7.00%, 08/15/2029, Series 2176, Class OJ	10	12
7.00%, 01/15/2030, Series 2208, Class PG	20	23
7.00%, 10/15/2030, Series 2259, Class ZM	15	17
7.00%, 03/15/2031, Series 2296, Class PD	9	10
7.00%, 06/15/2031, Series 2325, Class PM	6	7
7.00%, 07/15/2031, Series 2332, Class ZH	17	20
7.00%, 03/15/2032, Series 2423, Class MC	16	19
7.00%, 03/15/2032, Series 2423, Class MT	20	23
7.00%, 04/15/2032, Series 2436, Class MC	9	10
7.00%, 04/15/2032, Series 2434, Class TC	35	40
7.00%, 05/15/2032, Series 2450, Class GZ	19	22
7.00%, 12/15/2036, Series 3704, Class CT	782	927
7.25%, 07/15/2027, Series 1970, Class PG(6)	0	0
7.25%, 09/15/2030, Series 2256, Class MC	12	14
7.25%, 12/15/2030, Series 2271, Class PC	16	18
7.48%, 11/15/2046, Series 3688, Class GT(5)	403	471
7.50%, 08/15/2022, Series 1343, Class LB(6)	0	0
7.50%, 02/15/2023, Series 1466, Class PZ	2	2
7.50%, 04/15/2023, Series 1491, Class I	1	1
7.50%, 04/15/2024, Series 1720, Class PL	4	4
7.50%, 08/15/2024, Series 1745, Class D	2	3
7.50%, 09/15/2026, Series 1890, Class H	1	1
7.50%, 01/15/2027, Series 1963, Class Z	4	4

7.50%, 01/15/2027, Series 1927, Class PH	10	11
7.50%, 09/15/2027, Series 1987, Class PE	4	4
7.50%, 03/15/2028, Series 2040, Class PE	15	17
7.50%, 05/15/2028, Series 2054, Class PV	6	7
7.50%, 06/15/2029, Series 2163, Class PC(6)	3	0
7.50%, 11/15/2029, Series 2196, Class TL(6)	0	0
7.50%, 05/15/2030, Series 2234, Class PZ	5	6
7.50%, 08/15/2030, Series 2247, Class Z	5	6
7.50%, 10/15/2030, Series 2262, Class Z	1	1
7.50%, 11/15/2036, Series 3704, Class DT	322	385
7.50%, 12/15/2036, Series 3704, Class ET	277	335
7.84% (1 Month LIBOR USD + 7.95%, 7.95% Cap), 03/15/2032, Series 2444, Class ES(1)(4)	17	3
7.89% (1 Month LIBOR USD + 8.00%, 8.00% Cap), 02/15/2032, Series 2475, Class S(1)(4)	41	8
7.89% (1 Month LIBOR USD + 8.00%, 8.00% Cap), 03/15/2032, Series 2450, Class SW(1)(4)	11	2
7.91% (1 Month LIBOR USD + 8.01%, 8.01% Cap), 10/15/2033, Series 2733, Class SB(1)(4)	339	380
8.00%, 08/15/2022, Series 1343, Class LA(6)	0	0
8.00%, 09/15/2026, Series 1899, Class ZE	4	4
8.00%, 11/15/2029, Series 2201, Class C	7	8
8.00%, 01/15/2030, Series 2209, Class TC	5	6
8.00%, 01/15/2030, Series 2210, Class Z	20	24
8.00%, 03/15/2030, Series 2224, Class CB	5	6
8.00%, 04/15/2030, Series 2230, Class Z	6	7
8.49% (1 Month LIBOR USD + 8.60%, 3.00% Floor, 8.60% Cap), 07/15/2023, Series 2638, Class DS(1)(4)	2	2
8.50%, 06/15/2031, Series 2359, Class ZB	17	20
8.54% (1 Month LIBOR USD + 8.65%, 8.65% Cap), 02/15/2032, Series 2410, Class QX(1)(4)	8	1
8.84% (3 Month CMT Index + 8.90%, 8.90% Cap), 05/15/2023, Series 1518, Class G(1)(4)	1	1
9.00% (10 year CMT Index + 10.60%, 10.00% Cap), 05/15/2024, Series 2306, Class SE(1)(4)(6)	3	0
9.00% (1 Month LIBOR USD + 70.64%, 9.00% Cap), 03/15/2037, Series 3443, Class SY(1)(4)	13	16
10.00% (11th District Cost of Funds Index + 44.15%, 10.00% Cap), 02/15/2024, Series 1671, Class QC(1)(4)	1	1
13.07% (1 Month LIBOR USD + 13.29%, 13.29% Cap), 07/15/2033, Series 2692, Class SC(1)(4)	16	20
14.56% (1 Month LIBOR USD + 14.76%, 14.76% Cap), 09/15/2033, Series 2671, Class S(1)(4)	13	17
14.65% (1 Month LIBOR USD + 14.85%, 14.85% Cap), 06/15/2033, Series 2631, Class SA(1)(4)	45	56
15.88% (1 Month LIBOR USD + 16.10%, 16.10% Cap), 02/15/2032, Series 2412, Class SP(1)(4)	20	26
16.26% (1 Month LIBOR USD + 16.50%, 16.50% Cap), 11/15/2033, Series 2780, Class SY(1)(4)	6	9
16.60% (1 Month LIBOR USD + 16.88%, 16.88% Cap), 08/15/2025, Series 3022, Class SX(1)(4)	2	3
16.80% (1 Month LIBOR USD + 17.03%, 17.03% Cap), 06/15/2035, Series 2990, Class WP(1)(4)	1	1
17.13% (1 Month LIBOR USD + 17.50%, 17.50% Cap), 02/15/2040, Series 3632, Class BS(1)(4)	200	263
17.18% (1 Month LIBOR USD + 17.45%, 17.45% Cap), 02/15/2038, Series 3422, Class SE(1)(4)	7	9
18.34% (1 Month LIBOR USD + 18.60%, 18.60% Cap), 12/15/2032, Series 2571, Class SY(1)(4)	16	21
19.04% (1 Month LIBOR USD + 10.13%, 19.24% Cap), 02/15/2024, Series 1686, Class SH(1)(6)	0	0
19.21% (1 Month LIBOR USD + 19.50%, 19.50% Cap), 02/15/2032, Series 2410, Class QS(1)(4)	22	30
19.36% (1 Month LIBOR USD + 19.66%, 19.66% Cap), 06/15/2036, Series 3523, Class SD(1)(4)	14	18
19.63% (1 Month LIBOR USD + 20.00%, 20.00% Cap), 11/15/2035, Series 3064, Class SG(1)(4)	22	29
22.46% (1 Month LIBOR USD + 22.75%, 22.75% Cap), 10/15/2023, Series 1602, Class SA(1)(4)	1	1
24.09% (1 Month LIBOR USD + 24.49%, 24.49% Cap), 06/15/2034, Series 2990, Class SL(1)(4)	13	15
24.16% (1 Month LIBOR USD + 24.57%, 24.57% Cap), 01/15/2036, Series 3102, Class HS(1)(4)	4	5
26.59% (11th District Cost of Funds Index + 27.47%, 27.47% Cap), 07/15/2023, Series 1541, Class M(1)(4)(6)	0	0
27.55% (1 Month LIBOR USD + 28.03%, 28.03% Cap), 10/15/2025, Series 3051, Class DP(1)(4)	7	9
27.68% (1 Month LIBOR USD + 28.16%, 28.16% Cap), 02/15/2035, Series 2929, Class MS(1)(4)	28	38
30.12% (1 Month LIBOR USD + 30.55%, 30.55% Cap), 03/15/2029, Series 2132, Class SB(1)(4)	1	2
30.42% (11th District Cost of Funds Index + 31.43%, 31.43% Cap), 03/15/2024, Series 2033, Class SN(1)(4)(6)	1	0
33.22% (1 Month LIBOR USD + 33.83%, 33.83% Cap), 04/15/2025, Series 2967, Class S(1)(4)	5	6
34.03% (1 Month LIBOR USD + 34.50%, 34.50% Cap), 09/15/2023, Series 2571, Class SK(1)(4)	1	1
Freddie Mac STACR REMIC Trust 2021-DNA3
2.15% (30-day Average Secured Overnight Financing Rate + 2.10%), 10/25/2033, Series 2021-DNA3, Class M2(1)(2)	10,610	10,799
Freddie Mac STACR REMIC Trust 2021-DNA5
0.70% (30-day Average Secured Overnight Financing Rate + 0.65%), 01/25/2034, Series 2021-DNA5, Class M1(1)(2)	2,449	2,449

1.70% (30-day Average Secured Overnight Financing Rate + 1.65%), 01/25/2034, Series 2021-DNA5, Class M2(1)(2)	1,180	1,185
Freddie Mac STACR REMIC Trust 2021-HQA3
0.90% (30-day Average Secured Overnight Financing Rate + 0.85%), 09/25/2041, Series 2021-HQA3, Class M1(1)(2)	27,340	27,327
Freddie Mac Strips
0.00%, 04/01/2028, Series 197, Class PO	32	31
0.00%, 09/15/2043, Series 310, Class PO	497	429
0.61% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 08/15/2042, Series 270, Class F1(1)	567	582
0.66% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 07/15/2042, Series 264, Class F1(1)	969	990
0.66% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 08/15/2042, Series 272, Class F2(1)	508	522
3.00%, 08/15/2042, Series 267, Class 30	761	777
3.00%, 01/15/2043, Series 299, Class 300	170	174
3.50%, 07/15/2042, Series 262, Class 35	2,878	3,072
5.00%, 09/15/2035, Series 233, Class 12	60	9
5.00%, 09/15/2035, Series 233, Class 11	70	13
5.00%, 09/15/2035, Series 233, Class 13	114	21
7.59% (1 Month LIBOR USD + 7.70%, 7.70% Cap), 08/15/2036, Series 239, Class S30(1)(4)	211	60
Freddie Mac Structured Pass-Through Certificates
0.00%, 07/25/2043, Series T-57, Class 1AP	16	13
0.00%, 09/25/2043, Series T-58, Class APO	17	14
0.00%, 10/25/2043, Series T-59, Class 1AP	20	14
1.28% (12 Month U.S. Treasury Average + 1.20%, 1.20% Floor), 10/25/2044, Series T-62, Class 1A1(1)	308	315
1.57%, 10/25/2037, Series T-76, Class 2A(5)	785	802
4.56%, 07/25/2033, Series T-48, Class 1A(5)	130	140
4.72%, 07/25/2032, Series T-41, Class 3A(5)	44	48
5.23%, 05/25/2043, Series T-56, Class A5	426	479
6.50%, 02/25/2043, Series T-54, Class 2A	196	229
7.00%, 02/25/2043, Series T-54, Class 3A	62	74
7.00%, 10/25/2043, Series T-59, Class 1A2	232	270
7.50%, 02/25/2042, Series T-42, Class A5	178	213
7.50%, 08/25/2042, Series T-51, Class 2A(5)	33	42
7.50%, 07/25/2043, Series T-57, Class 1A3	41	51
7.50%, 09/25/2043, Series T-58, Class 4A	235	271
FREMF 2013-K25 Mortgage Trust
3.62%, 11/25/2045, Series 2013-K25, Class C(2)(5)	2,000	2,037
FREMF 2013-K35 Mortgage Trust
3.93%, 12/25/2046, Series 2013-K35, Class C(2)(5)	2,951	3,063
FREMF 2014-K40 Mortgage Trust
4.07%, 11/25/2047, Series 2014-K40, Class C(2)(5)	2,273	2,387
FREMF 2014-K41 Mortgage Trust
3.83%, 11/25/2047, Series 2014-K41, Class C(2)(5)	6,000	6,301
FREMF 2015-K44 Mortgage Trust
3.67%, 01/25/2048, Series 2015-K44, Class B(2)(5)	3,510	3,687
FREMF 2015-K45 Mortgage Trust
3.59%, 04/25/2048, Series 2015-K45, Class B(2)(5)	2,135	2,230
FREMF 2015-K49 Mortgage Trust
3.72%, 10/25/2048, Series 2015-K49, Class C(2)(5)	4,000	4,129
FREMF 2015-K51 Mortgage Trust
3.95%, 10/25/2048, Series 2015-K51, Class C(2)(5)	1,500	1,573
FREMF 2015-K720 Mortgage Trust
3.39%, 07/25/2022, Series 2015-K720, Class C(2)(5)	4,000	4,044
FREMF 2016-K52 Mortgage Trust
3.93%, 01/25/2049, Series 2016-K52, Class B(2)(5)	4,750	5,097
FREMF 2016-K59 Mortgage Trust
3.58%, 11/25/2049, Series 2016-K59, Class B(2)(5)	2,450	2,575
FREMF 2016-K722 Mortgage Trust
3.87%, 07/25/2049, Series 2016-K722, Class B(2)(5)	1,845	1,902
FREMF 2017-KGS1 Mortgage Trust
2.59% (1 Month LIBOR USD + 2.50%, 2.50% Floor), 10/25/2027, Series 2017-KGL1, Class BFL(1)(2)	4,905	4,936
Ginnie Mae
0.00%, 03/16/2033, Series 2003-24, Class PO	4	4
0.00%, 06/16/2033, Series 2003-52, Class AP	25	24
0.00%, 10/20/2033, Series 2003-90, Class PO	4	4
0.00%, 06/20/2034, Series 2004-46, Class PO	40	39
0.00%, 08/20/2035, Series 2010-14, Class CO	91	85
0.00%, 10/20/2035, Series 2005-82, Class PO	22	20
0.00%, 11/20/2035, Series 2010-14, Class BO	31	29
0.00%, 03/20/2036, Series 2006-16, Class OP	26	24
0.00%, 05/20/2036, Series 2006-22, Class AO	37	36
0.00%, 07/20/2036, Series 2006-34, Class PO	5	5
0.00%, 03/20/2037, Series 2007-57, Class PO	58	56
0.00%, 04/16/2037, Series 2007-17, Class JO	50	45
0.00%, 05/20/2037, Series 2007-28, Class BO	7	7
0.00%, 06/16/2037, Series 2007-36, Class HO	14	13
0.00%, 06/16/2037, Series 2007-35, Class PO	131	124
0.00%, 09/20/2037, Series 2008-20, Class PO	2	2
0.00%, 11/16/2037, Series 2009-79, Class OK	137	128

0.00%, 01/20/2038, Series 2008-1, Class PO	5	5
0.00%, 12/20/2040, Series 2010-157, Class OP	278	261
0.38% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 5.59% Cap), 08/20/2060, Series 2013-H03, Class FA(1)	1	1
0.38% (1 Month LIBOR USD + 0.30%, 0.30% Floor), 11/20/2062, Series 2013-H02, Class HF(1)(6)	0	0
0.40% (1 Month LIBOR USD + 0.32%, 0.32% Floor, 10.50% Cap), 01/20/2063, Series 2013-H01, Class JA(1)	586	585
0.41% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap), 05/16/2037, Series 2007-25, Class FN(1)	41	41
0.42% (1 Month LIBOR USD + 0.34%, 0.34% Floor, 11.00% Cap), 12/20/2062, Series 2012-H31, Class FD(1)	1,389	1,387
0.49% (1 Month LIBOR USD + 0.41%, 0.41% Floor, 11.00% Cap), 03/20/2063, Series 2013-H07, Class HA(1)	496	496
0.50% (1 Month LIBOR USD + 0.42%, 0.42% Floor, 10.50% Cap), 02/20/2063, Series 2013-H04, Class SA(1)	156	156
0.51% (1 Month LIBOR USD + 0.43%, 0.43% Floor, 5.59% Cap), 04/20/2060, Series 2012-H24, Class FG(1)	9	9
0.52% (1 Month LIBOR USD + 0.44%, 0.44% Floor, 11.00% Cap), 07/20/2065, Series 2015-H16, Class FL(1)	2,598	2,603
0.53% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 5.50% Cap), 03/20/2060, Series 2012-H24, Class FA(1)	18	18
0.53% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 5.50% Cap), 05/20/2062, Series 2012-H15, Class FA(1)(6)	0	0
0.53% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 11.00% Cap), 06/20/2065, Series 2015-H18, Class FA(1)	972	973
0.53% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 11.00% Cap), 08/20/2067, Series 2017-H19, Class FA(1)	1,770	1,771
0.55% (1 Month LIBOR USD + 0.47%, 11.00% Cap), 02/20/2065, Series 2015-H07, Class ES(1)	1,185	1,187
0.55% (1 Month LIBOR USD + 0.47%, 0.47% Floor), 08/20/2061, Series 2011-H19, Class FA(1)	323	323
0.55% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 10.50% Cap), 03/20/2063, Series 2013-H07, Class GA(1)	170	170
0.55% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 06/20/2063, Series 2013-H14, Class FD(1)	1,201	1,203
0.55% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 07/20/2064, Series 2014-H14, Class GF(1)	2,084	2,087
0.55% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 09/20/2064, Series 2014-H19, Class FE(1)	2,918	2,925
0.55% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 08/20/2065, Series 2015-H20, Class FA(1)	434	435
0.56% (1 Month LIBOR USD + 0.48%, 0.48% Floor, 11.00% Cap), 02/20/2065, Series 2015-H05, Class FC(1)	2,816	2,824
0.56% (1 Month LIBOR USD + 0.48%, 0.48% Floor, 11.00% Cap), 03/20/2065, Series 2015-H08, Class FC(1)	5,500	5,515
0.56% (1 Month LIBOR USD + 0.48%, 11.00% Cap), 04/20/2065, Series 2015-H10, Class FC(1)	4,233	4,246
0.58% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 10.66% Cap), 03/20/2061, Series 2011-H11, Class FA(1)	1,192	1,195
0.58% (1 Month LIBOR USD + 0.50%, 0.50% Floor), 01/20/2063, Series 2013-H01, Class TA(1)	6	6
0.58% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 06/20/2064, Series 2014-H11, Class VA(1)	1,671	1,678
0.58% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 07/20/2064, Series 2014-H15, Class FA(1)	1,365	1,370
0.58% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 07/20/2064, Series 2014-H17, Class FC(1)	1,628	1,634
0.58% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 12/20/2064, Series 2015-H03, Class FA(1)	1,766	1,770
0.58% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 06/20/2067, Series 2017-H14, Class FV(1)	4,565	4,581
0.60% (1 Month LIBOR USD + 0.52%, 0.52% Floor, 11.50% Cap), 10/20/2062, Series 2012-H29, Class FA(1)	1,070	1,072
0.63% (1 Month LIBOR USD + 0.55%, 0.55% Floor), 10/20/2061, Series 2012-H26, Class JA(1)	2	2
0.63% (1 Month LIBOR USD + 0.55%, 0.55% Floor), 04/20/2062, Series 2013-H07, Class MA(1)	1	1
0.63% (1 Month LIBOR USD + 0.55%, 0.55% Floor), 07/20/2062, Series 2012-H26, Class MA(1)	5	5
0.64% (1 Month LIBOR USD + 0.56%, 0.56% Floor, 11.00% Cap), 03/20/2067, Series 2017-H09, Class DF(1)	4,262	4,287
0.66% (1 Month LIBOR USD + 0.58%, 0.58% Floor), 09/20/2062, Series 2012-H28, Class FA(1)	11	11
0.68% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 4.60% Cap), 10/20/2062, Series 2012-H24, Class FE(1)	10	10
0.68% (1 Month LIBOR USD + 0.60%, 0.60% Floor), 04/20/2064, Series 2014-H10, Class TA(1)	2,309	2,325
0.68% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 11.00% Cap), 04/20/2064, Series 2014-H09, Class TA(1)	2,406	2,414
0.68% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 11.00% Cap), 05/20/2064, Series 2014-H07, Class FA(1)	3,888	3,916
0.68% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 10/20/2064, Series 2014-H20, Class LF(1)	1,179	1,188
0.73% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 05/20/2061, Series 2012-H21, Class DF(1)	13	13
0.73% (1 Month LIBOR USD + 0.65%, 0.65% Floor, 11.00% Cap), 01/20/2064, Series 2014-H01, Class FD(1)	1,909	1,918
0.73% (1 Month LIBOR USD + 0.65%, 0.65% Floor, 11.00% Cap), 02/20/2064, Series 2014-H04, Class FB(1)	3,630	3,647
0.73% (1 Month LIBOR USD + 0.65%, 0.65% Floor, 11.00% Cap), 03/20/2064, Series 2014-H06, Class HB(1)	1,498	1,506
0.77% (1 Month LIBOR USD + 0.69%, 0.69% Floor, 11.00% Cap), 02/20/2064, Series 2014-H05, Class FA(1)	2,242	2,264
0.78% (1 Month LIBOR USD + 0.70%, 0.70% Floor), 05/20/2061, Series 2012-H21, Class CF(1)	13	13
0.78% (1 Month LIBOR USD + 0.70%, 0.70% Floor, 11.00% Cap), 04/20/2062, Series 2012-H08, Class FS(1)	644	650

0.92% (1 Month LIBOR USD + 0.82%, 0.82% Floor, 7.00% Cap), 07/20/2038, Series 2008-58, Class FA(1)	212	216
1.38% (1 Month LIBOR USD + 1.28%, 1.28% Floor), 02/20/2071, Series 2021-H03, Class LF(1)	14,846	15,679
1.65%, 01/20/2063, Series 2013-H01, Class FA	12	12
1.65%, 02/20/2063, Series 2013-H04, Class BA	30	31
1.65%, 04/20/2063, Series 2013-H09, Class HA	21	21
1.68%, 06/20/2067, Series 2017-H14, Class XI(5)	10,172	686
2.18%, 05/20/2067, Series 2017-H11, Class LI(5)	10,405	1,110
2.50%, 07/20/2047, Series 2017-101, Class AB	2,560	2,634
2.50%, 01/01/2052(10)	18,800	19,252
3.00%, 12/20/2041, Series 2011-157, Class UY	1,000	1,060
3.00%, 10/20/2045, Series 2015-144, Class HP	825	867
3.00%, 02/20/2047, Series 2018-7, Class GA	1,203	1,229
3.00%, 09/20/2047, Series 2017-139, Class BA	1,100	1,144
3.00%, 11/20/2047, Series 2017-163, Class PT	4,310	4,501
3.00%, 01/01/2052(10)	46,775	48,396
3.50%, 07/20/2046, Series 2018-160, Class PA	1,711	1,762
3.50%, 09/20/2046, Series 2018-34, Class DL	1,266	1,339
3.74%, 01/20/2042, Series 2012-141, Class WC(5)	187	200
4.00%, 09/16/2042, Series 2012-141, Class WB(5)	110	121
4.48%, 04/20/2043, Series 2013-91, Class WA(5)	162	176
4.53%, 11/16/2041, Series 2012-141, Class WA(5)	217	238
4.58%, 10/20/2041, Series 2014-188, Class W(5)	348	381
4.70%, 09/20/2041, Series 2013-26, Class AK(5)	192	214
4.70%, 10/20/2042, Series 2014-41, Class W(5)	640	707
4.77%, 03/20/2048, Series 2020-30, Class PT(5)	7,980	8,860
4.88%, 11/20/2042, Series 2013-54, Class WA(5)	131	146
5.13%, 06/20/2040, Series 2013-75, Class WA(5)	100	112
5.21%, 07/20/2060, Series 2010-H17, Class XQ(5)	5	5
5.40%, 01/20/2039, Series 2014-6, Class W(5)	412	464
5.50%, 01/16/2033, Series 2011-43, Class ZQ	221	230
5.50%, 04/20/2033, Series 2003-25, Class PZ	123	129
5.50%, 03/16/2034, Series 2004-17, Class MZ	1,800	1,949
5.50%, 07/20/2035, Series 2005-56, Class IC	16	2
5.50%, 09/20/2035, Series 2005-72, Class AZ	87	97
5.50%, 10/16/2037, Series 2008-32, Class PI	45	1
5.50%, 02/20/2038, Series 2008-17, Class IO(6)	17	0
5.50%, 05/20/2039, Series 2009-33, Class CI	20	2
5.50%, 09/20/2039, Series 2009-75, Class MN	317	365
5.50%, 10/20/2039, Series 2009-87, Class BE	500	562
5.53%, 01/20/2038, Series 2015-137, Class WA(5)	412	474
5.56%, 10/20/2036, Series 2006-57, Class PZ	95	101
5.58%, 08/20/2038, Series 2012-59, Class WA(5)	150	169
5.59%, 07/20/2040, Series 2011-137, Class WA(5)	138	158
5.60% (1 Month LIBOR USD + 5.70%, 5.70% Cap), 12/20/2038, Series 2008-93, Class AS(1)(4)	130	14
5.69%, 08/20/2034, Series 2010-103, Class WA(5)	48	54
5.75%, 02/20/2036, Series 2006-20, Class QA	6	7
5.75%, 07/20/2038, Series 2008-69, Class QD	59	62
5.80% (1 Month LIBOR USD + 5.90%, 5.90% Cap), 09/20/2038, Series 2008-76, Class US(1)(4)	120	16
5.83%, 10/20/2033, Series 2010-41, Class WA(5)	88	98
5.85% (1 Month LIBOR USD + 5.95%, 5.95% Cap), 02/20/2039, Series 2009-10, Class SA(1)(4)	95	12
5.85% (1 Month LIBOR USD + 5.95%, 5.95% Cap), 06/20/2039, Series 2009-43, Class SA(1)(4)	91	9
5.88%, 12/20/2038, Series 2011-163, Class WA(5)	355	405
5.90% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 11/20/2037, Series 2007-73, Class MI(1)(4)	87	9
5.90% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 02/20/2038, Series 2009-106, Class ST(1)(4)	728	104
5.90% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 08/20/2038, Series 2008-71, Class SC(1)(4)	33	4
5.90% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 12/20/2038, Series 2008-96, Class SL(1)(4)	71	6
5.90%, 02/20/2037, Series 2011-22, Class WA(5)	32	36
5.92%, 04/20/2037, Series 2010-129, Class AW(5)	59	67
5.94% (1 Month LIBOR USD + 6.04%, 6.04% Cap), 02/20/2039, Series 2009-6, Class SH(1)(4)	57	6
5.98% (1 Month LIBOR USD + 6.08%, 6.08% Cap), 11/20/2034, Series 2004-96, Class SC(1)(4)(6)	137	0
5.98% (1 Month LIBOR USD + 6.08%, 6.08% Cap), 06/20/2039, Series 2009-42, Class SC(1)(4)	126	16
5.99% (1 Month LIBOR USD + 6.09%, 6.09% Cap), 09/20/2039, Series 2009-81, Class SB(1)(4)	246	41
5.99% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 02/16/2039, Series 2009-6, Class SA(1)(4)	53	4
5.99% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 07/16/2039, Series 2009-64, Class SN(1)(4)	130	15
6.00% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 10/20/2034, Series 2004-90, Class SI(1)(4)	238	31
6.00%, 02/20/2029, Series 1999-4, Class ZB	48	48
6.00%, 09/16/2033, Series 2003-75, Class ZX	71	78
6.00%, 06/20/2034, Series 2004-49, Class Z	161	178
6.00%, 12/20/2035, Series 2005-91, Class PI	33	4
6.00%, 06/20/2038, Series 2008-50, Class KB	60	68

6.00%, 12/20/2038, Series 2009-65, Class IQ(6)	6	0
6.00%, 05/20/2039, Series 2009-33, Class TI	28	5
6.04% (1 Month LIBOR USD + 6.15%, 6.15% Cap), 02/16/2039, Series 2009-11, Class SC(1)(4)	64	6
6.05% (1 Month LIBOR USD + 6.15%, 6.15% Cap), 07/20/2038, Series 2008-60, Class CS(1)(4)	95	10
6.10% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 03/20/2037, Series 2007-9, Class CI(1)(4)	95	13
6.10% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 04/20/2037, Series 2007-19, Class SD(1)(4)	50	4
6.10% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 05/20/2037, Series 2007-27, Class SD(1)(4)	97	12
6.10% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 05/20/2037, Series 2007-26, Class SC(1)(4)	89	12
6.10% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 06/20/2038, Series 2008-55, Class SA(1)(4)	28	3
6.10% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 09/20/2038, Series 2008-81, Class S(1)(4)	247	19
6.14%, 11/20/2038, Series 2011-97, Class WA(5)	95	109
6.14% (1 Month LIBOR USD + 6.25%, 6.25% Cap), 08/16/2039, Series 2009-72, Class SM(1)(4)	143	19
6.15% (1 Month LIBOR USD + 6.25%, 6.25% Cap), 06/20/2037, Series 2007-36, Class SJ(1)(4)	72	6
6.17% (1 Month LIBOR USD + 6.27%, 6.27% Cap), 04/20/2039, Series 2009-22, Class SA(1)(4)	168	23
6.20% (1 Month LIBOR USD + 6.30%, 6.30% Cap), 09/20/2035, Series 2005-68, Class KI(1)(4)	321	58
6.20% (1 Month LIBOR USD + 6.30%, 6.30% Cap), 04/20/2038, Series 2008-36, Class SH(1)(4)(6)	115	0
6.20% (1 Month LIBOR USD + 6.30%, 6.30% Cap), 03/20/2039, Series 2009-31, Class TS(1)(4)	72	5
6.29% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 05/16/2038, Series 2008-40, Class SA(1)(4)	399	65
6.29% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 11/16/2039, Series 2009-106, Class AS(1)(4)	196	32
6.36% (1 Month LIBOR USD + 6.47%, 6.47% Cap), 06/16/2037, Series 2007-36, Class SE(1)(4)	59	6
6.40% (1 Month LIBOR USD + 6.50%, 6.50% Cap), 06/20/2036, Series 2006-38, Class SW(1)(4)(6)	2	0
6.40% (1 Month LIBOR USD + 6.50%, 6.50% Cap), 11/20/2037, Series 2007-76, Class SB(1)(4)	169	15
6.41% (1 Month LIBOR USD + 6.51%, 6.51% Cap), 11/20/2037, Series 2007-67, Class SI(1)(4)	95	14
6.43% (1 Month LIBOR USD + 6.54%, 6.54% Cap), 11/16/2037, Series 2007-74, Class SL(1)(4)	91	9
6.44% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 11/16/2033, Series 2003-97, Class SA(1)(4)	44	4
6.44% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 12/16/2033, Series 2003-112, Class SA(1)(4)	47	4
6.44% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 09/16/2034, Series 2004-73, Class JL(1)(4)	168	29
6.45% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 09/20/2037, Series 2007-53, Class ES(1)(4)	77	9
6.45% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 11/20/2037, Series 2007-72, Class US(1)(4)	77	8
6.45% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 12/20/2037, Series 2007-79, Class SY(1)(4)	114	13
6.50% (1 Month LIBOR USD + 6.60%, 6.60% Cap), 05/20/2041, Series 2011-75, Class SM(1)(4)	187	25
6.50%, 07/20/2032, Series 2002-52, Class GH	42	42
6.50%, 01/20/2033, Series 2003-58, Class BE	58	61
6.50%, 03/20/2033, Series 2003-46, Class TC	33	35
6.50%, 03/20/2033, Series 2003-40, Class TJ	112	118
6.50%, 05/20/2033, Series 2003-46, Class MG	46	49
6.50%, 07/20/2036, Series 2006-33, Class Z	162	186
6.50%, 08/20/2036, Series 2006-38, Class ZK	212	232
6.50%, 03/20/2039, Series 2009-14, Class KI	33	5
6.50%, 03/20/2039, Series 2009-14, Class NI	72	15
6.54% (1 Month LIBOR USD + 6.64%, 6.64% Cap), 07/20/2037, Series 2007-45, Class QA(1)(4)	112	14
6.58% (1 Month LIBOR USD + 6.68%, 6.68% Cap), 07/20/2037, Series 2007-40, Class SN(1)(4)	108	16
6.60% (1 Month LIBOR USD + 6.70%, 6.70% Cap), 10/20/2036, Series 2006-59, Class SD(1)(4)	50	6
6.65% (1 Month LIBOR USD + 6.75%, 6.75% Cap), 01/20/2035, Series 2005-3, Class SK(1)(4)	157	28
6.65% (1 Month LIBOR USD + 6.75%, 6.75% Cap), 07/20/2037, Series 2007-40, Class SD(1)(4)	76	10
6.70% (1 Month LIBOR USD + 6.80%, 6.80% Cap), 06/20/2035, Series 2008-79, Class CS(1)(4)	78	83
6.70% (1 Month LIBOR USD + 6.80%, 6.80% Cap), 11/20/2036, Series 2006-65, Class SA(1)(4)	85	8
6.70% (1 Month LIBOR USD + 6.81%, 6.81% Cap), 04/16/2037, Series 2007-17, Class JI(1)(4)	129	26
7.00% (1 Month LIBOR USD + 44.50%, 7.00% Cap), 09/20/2034, Series 2004-71, Class ST(1)(4)	17	18
7.00%, 08/16/2039, Series 2009-104, Class AB	43	46
7.00%, 10/16/2040, Series 2010-130, Class CP	255	299
7.20% (1 Month LIBOR USD + 7.30%, 7.30% Cap), 12/20/2038, Series 2008-95, Class DS(1)(4)	215	28
7.50% (1 Month LIBOR USD + 7.60%, 7.60% Cap), 09/20/2038, Series 2009-25, Class SE(1)(4)	52	7
7.59% (1 Month LIBOR USD + 7.70%, 7.70% Cap), 04/16/2038, Series 2008-33, Class XS(1)(4)	52	7
7.60% (1 Month LIBOR USD + 7.70%, 7.70% Cap), 02/20/2033, Series 2003-12, Class SP(1)(4)	14	1

8.14% (1 Month LIBOR USD + 8.25%, 8.25% Cap), 08/16/2031, Series 2001-35, Class SA(1)(4)(6)	9	0
13.19% (1 Month LIBOR USD + 13.40%, 13.40% Cap), 10/20/2037, Series 2008-7, Class SP(1)(4)	13	14
14.02% (1 Month LIBOR USD + 14.26%, 14.26% Cap), 10/16/2034, Series 2004-83, Class AP(1)(4)	1	1
16.17% (1 Month LIBOR USD + 16.43%, 16.43% Cap), 06/17/2035, Series 2005-68, Class DP(1)(4)	50	60
16.48% (1 Month LIBOR USD + 16.72%, 16.72% Cap), 05/18/2034, Series 2005-7, Class JM(1)(4)	1	1
19.37% (1 Month LIBOR USD + 19.66%, 19.66% Cap), 04/16/2034, Series 2004-28, Class S(1)(4)	24	32
19.64% (1 Month LIBOR USD + 19.95%, 19.95% Cap), 11/20/2037, Series 2008-7, Class SK(1)(4)	9	11
19.89% (1 Month LIBOR USD + 20.21%, 20.21% Cap), 09/20/2037, Series 2007-53, Class SW(1)(4)	18	22
20.48% (1 Month LIBOR USD + 20.83%, 20.83% Cap), 08/16/2035, Series 2005-66, Class SP(1)(4)	9	13
22.34% (1 Month LIBOR USD + 22.73%, 22.73% Cap), 08/20/2035, Series 2005-65, Class SA(1)(4)	3	5
23.99% (1 Month LIBOR USD + 24.38%, 24.38% Cap), 10/16/2034, Series 2004-89, Class LS(1)(4)	14	20
28.95% (1 Month LIBOR USD + 29.46%, 29.46% Cap), 09/20/2034, Series 2004-71, Class SB(1)(4)	17	25
Ginnie Mae I Pool
3.00%, 05/15/2043	313	330
3.00%, 07/15/2045	721	750
3.50%, 01/15/2042	2,452	2,620
3.50%, 03/15/2043	839	934
3.50%, 04/15/2043	2,218	2,372
3.50%, 06/15/2043	1,051	1,124
3.50%, 07/15/2043	358	399
4.00%, 06/15/2039	230	251
4.00%, 10/15/2040	111	122
4.50%, 04/15/2040	864	968
5.50%, 04/15/2033	186	212
5.50%, 06/15/2033	2	2
5.50%, 12/15/2033	7	8
5.50%, 07/15/2034	3	3
5.50%, 09/15/2034	3	3
6.00%, 11/15/2028	4	5
6.50%, 01/15/2024	1	1
6.50%, 03/15/2028	5	6
6.50%, 09/15/2028	12	13
6.50%, 10/15/2028(6)	0	1
6.50%, 01/15/2032	36	41
6.50%, 07/15/2032	2	2
6.50%, 02/15/2033	8	8
6.50%, 04/15/2033	5	6
6.50%, 12/15/2035	41	47
7.00%, 08/15/2023(6)	0	0
7.00%, 09/15/2023	1	1
7.00%, 11/15/2023(6)	0	0
7.00%, 02/15/2024(6)	0	0
7.00%, 09/15/2031	46	53
7.00%, 02/15/2033	5	5
7.00%, 06/15/2033	13	15
7.00%, 06/15/2035	110	126
7.00%, 04/15/2037	12	13
7.50%, 03/15/2023(6)	0	0
7.50%, 11/15/2026(6)	0	0
7.50%, 07/15/2027	1	1
7.50%, 07/15/2028(6)	0	0
7.50%, 09/15/2028	2	2
7.50%, 10/15/2037	22	25
8.00%, 08/15/2028	1	1
9.50%, 10/15/2024(6)	0	0
Ginnie Mae II Pool
1.61% (1 Year CMT Index + 1.47%, 1.47% Floor, 6.58% Cap), 11/20/2071(1)	3,614	3,842
1.72% (1 Year CMT Index + 1.57%, 1.57% Floor, 6.71% Cap), 11/20/2071(1)	4,546	4,866
1.75% (1 Year CMT Index + 1.62%, 1.62% Floor, 6.74% Cap), 11/20/2071(1)	3,924	4,217
1.84% (1 Year CMT Index + 1.78%, 1.78% Floor, 6.86% Cap), 08/20/2071(1)	10,072	10,910
1.84% (1 Year CMT Index + 1.79%, 1.79% Floor, 6.86% Cap), 09/20/2071(1)	10,020	10,865
1.84% (1 Year CMT Index + 1.74%, 1.74% Floor, 6.84% Cap), 10/20/2071(1)	10,791	11,671
1.86% (1 Year CMT Index + 1.75%, 1.75% Floor, 6.86% Cap), 10/20/2071(1)	10,688	11,566
1.90% (1 Year CMT Index + 1.76%, 1.76% Floor, 6.89% Cap), 11/20/2071(1)	10,761	11,674
1.92% (1 Year CMT Index + 1.84%, 1.83% Floor, 6.91% Cap), 08/20/2071(1)	9,985	10,849
1.92% (1 Year CMT Index + 1.76%, 1.76% Floor, 6.92% Cap), 11/20/2071(1)	11,156	12,102
2.00%, 03/20/2051	5,482	5,537
2.50%, 12/20/2046	1,307	1,347
2.50%, 09/20/2050	3,852	3,948
2.50%, 09/20/2050	5,773	5,972
2.50%, 03/20/2051	15,837	16,329
2.50%, 03/20/2051	19,546	20,041
2.50%, 06/20/2051	16,829	17,377

2.50%, 08/20/2051	69,985	71,758
2.50%, 10/20/2051	8,248	8,457
2.94%, 10/20/2070(5)	8,233	8,482
3.00%, 06/20/2042	169	177
3.00%, 08/20/2042	2,238	2,348
3.00%, 11/20/2042	1,256	1,318
3.00%, 12/20/2042	640	671
3.00%, 01/20/2043	637	668
3.00%, 04/20/2043	1,572	1,649
3.00%, 09/20/2043	490	513
3.00%, 10/20/2043	76	80
3.00%, 01/20/2044	429	450
3.00%, 07/20/2044	169	178
3.00%, 12/20/2044	278	290
3.00%, 04/20/2045	2,531	2,642
3.00%, 05/20/2045	450	472
3.00%, 07/20/2045	1,070	1,117
3.00%, 10/20/2045	1,210	1,263
3.00%, 11/20/2045	291	303
3.00%, 02/20/2046	428	448
3.00%, 04/20/2046	2,574	2,685
3.00%, 05/20/2046	110	115
3.00%, 07/20/2046	2,137	2,231
3.00%, 08/20/2046	2,456	2,564
3.00%, 09/20/2046	737	769
3.00%, 01/20/2047	1,716	1,791
3.00%, 02/20/2047	2,513	2,622
3.00%, 03/20/2047	271	283
3.00%, 07/20/2049	1,704	1,766
3.00%, 12/20/2049(9)	9,359	9,691
3.00%, 01/20/2050	1,115	1,154
3.00%, 09/20/2050	2,926	3,088
3.00%, 09/20/2050	9,220	9,905
3.00%, 12/20/2051	5,600	5,940
3.00%, 12/20/2070(5)	3,864	4,023
3.06%, 09/20/2070(5)	4,572	4,747
3.07%, 06/20/2070(5)	4,614	4,817
3.50%, 10/20/2042	2,477	2,653
3.50%, 11/20/2042	865	927
3.50%, 05/20/2043	599	641
3.50%, 03/20/2045	646	683
3.50%, 04/20/2045	4,951	5,239
3.50%, 10/20/2045	4,124	4,361
3.50%, 01/20/2046	2,516	2,662
3.50%, 02/20/2046	8,964	9,477
3.50%, 03/20/2046	2,029	2,147
3.50%, 04/20/2046	16,058	16,966
3.50%, 05/20/2046	5,123	5,393
3.50%, 06/20/2046	2,415	2,550
3.50%, 07/20/2046(9)	4,623	4,869
3.50%, 08/20/2046	682	719
3.50%, 09/20/2046	538	566
3.50%, 11/20/2046	824	867
3.50%, 12/20/2046	3,604	3,795
3.50%, 01/20/2047	260	273
3.50%, 02/20/2047	3,650	3,837
3.50%, 03/20/2047	3,088	3,246
3.50%, 04/20/2047	376	396
3.50%, 05/20/2047	3,788	3,979
3.50%, 06/20/2047	1,999	2,100
3.50%, 08/20/2047	340	357
3.50%, 11/20/2047	6,745	7,092
3.50%, 12/20/2047	1,124	1,181
3.50%, 04/20/2048	3,203	3,358
3.50%, 06/20/2049	1,144	1,192
3.50%, 11/20/2049	4,049	4,260
3.50%, 08/20/2050	8,235	8,935
3.50%, 01/20/2051	10,243	11,159
4.00%, 10/20/2040	1,049	1,137
4.00%, 06/20/2042	1,448	1,577
4.00%, 10/20/2042	3,348	3,626
4.00%, 12/20/2042	1,638	1,773
4.00%, 02/20/2043	714	773
4.00%, 10/20/2043	1,955	2,115
4.00%, 11/20/2044	1,110	1,203
4.00%, 12/20/2044	814	881
4.00%, 03/20/2045	219	237
4.00%, 05/20/2045	2,626	2,835
4.00%, 06/20/2045	529	572
4.00%, 08/20/2045	5,179	5,602
4.00%, 10/20/2045	1,606	1,706

4.00%, 11/20/2045	2,282	2,469
4.00%, 12/20/2045	60	65
4.00%, 01/20/2046	758	817
4.00%, 02/20/2046	258	278
4.00%, 03/20/2046	497	528
4.00%, 04/20/2046	1,302	1,384
4.00%, 05/20/2046	2,163	2,334
4.00%, 06/20/2046	1,044	1,127
4.00%, 11/20/2046	924	984
4.00%, 02/20/2047	1,386	1,470
4.00%, 03/20/2047	2,820	3,006
4.00%, 05/20/2047	226	239
4.00%, 05/20/2047	237	253
4.00%, 06/20/2047	1,748	1,861
4.00%, 07/20/2047	4,074	4,342
4.00%, 09/20/2047	1,311	1,394
4.00%, 12/20/2047	1,861	1,983
4.00%, 01/20/2048	1,054	1,123
4.00%, 06/20/2048	3,137	3,316
4.00%, 01/20/2050	3,913	4,127
4.25%, 12/20/2047	1,336	1,475
4.39%, 05/20/2063(5)	1	1
4.50%, 06/20/2040	367	398
4.50%, 01/20/2041	322	358
4.50%, 03/20/2041	285	314
4.50%, 05/20/2041	142	157
4.50%, 06/20/2041	1,013	1,119
4.50%, 09/20/2041	344	380
4.50%, 09/20/2043	807	893
4.50%, 10/20/2043	1,530	1,691
4.50%, 12/20/2043	851	941
4.50%, 10/20/2045	9,345	10,227
4.50%, 01/20/2046	1,267	1,394
4.50%, 07/20/2046	633	697
4.50%, 09/20/2046	1,113	1,233
4.50%, 11/20/2046	1,870	2,067
4.50%, 03/20/2047	337	361
4.50%, 07/20/2047	3,229	3,475
4.50%, 08/20/2047	821	881
4.50%, 09/20/2047	4,276	4,603
4.50%, 01/20/2048	650	696
4.50%, 02/20/2048	2,902	3,105
4.50%, 03/20/2048	309	331
4.50%, 04/20/2048	266	283
4.50%, 04/20/2048	1,417	1,517
4.50%, 04/20/2048	1,915	2,052
4.50%, 04/20/2048	2,204	2,408
4.50%, 05/20/2048	935	993
4.50%, 05/20/2048	2,716	2,879
4.50%, 05/20/2048	3,366	3,662
4.50%, 09/20/2048	649	689
4.50%, 11/20/2049	6,972	7,559
5.00%, 10/20/2037	193	217
5.00%, 07/20/2040	97	109
5.00%, 06/20/2044	438	495
5.00%, 07/20/2044	380	429
5.00%, 08/20/2045	457	509
5.00%, 09/20/2046	1,082	1,201
5.00%, 10/20/2047	168	183
5.00%, 11/20/2047	827	897
5.00%, 06/20/2048	1,395	1,512
5.00%, 07/20/2048	500	547
5.00%, 07/20/2048	2,825	3,033
5.00%, 02/20/2049	4,608	4,916
5.00%, 07/20/2049	284	311
5.00%, 08/20/2049	6,801	7,436
5.50%, 09/20/2039	65	74
6.00%, 03/20/2028	3	4
6.00%, 11/20/2033	3	3
6.00%, 09/20/2038	246	279
6.00%, 11/20/2038	1	2
6.00%, 08/20/2039	113	127
6.50%, 07/20/2029	43	47
7.00%, 08/20/2038	11	13
7.50%, 02/20/2028	1	1
7.50%, 09/20/2028	2	2
8.00%, 12/20/2025(6)	0	0
8.00%, 06/20/2026	1	1
8.00%, 08/20/2026(6)	0	1
8.00%, 09/20/2026	1	1
8.00%, 11/20/2026(6)	0	1

8.00%, 10/20/2027	1	1
8.00%, 11/20/2027	1	1
8.00%, 12/20/2027	1	1
8.00%, 08/20/2028(6)	0	0
8.00%, 09/20/2028(6)	0	0
8.50%, 03/20/2025(6)	0	0
8.50%, 04/20/2025	1	1
8.50%, 05/20/2025	1	1
GMACM Mortgage Loan Trust 2005-AR3
2.92%, 06/19/2035, Series 2005-AR3, Class 3A4(5)	40	39
GS Mortgage Securities Corp. II
4.26%, 07/10/2051, Series 2018-GS10, Class A3(5)	28,521	30,750
GS Mortgage Securities Corp. Trust 2012-ALOHA
3.55%, 04/10/2034, Series 2012-ALOH, Class A(2)	4,200	4,200
GS Mortgage Securities Corp. Trust 2021-RENT
0.80% (1 Month LIBOR USD + 0.70%, 0.70% Floor), 11/21/2035, Series 2021-RENT, Class A(1)(2)	5,125	5,103
GS Mortgage Securities Trust 2012-GCJ9
2.77%, 11/10/2045, Series 2012-GCJ9, Class A3	12,827	12,990
GS Mortgage Securities Trust 2013-GC13
3.87%, 07/10/2046, Series 2013-GC13, Class A4(5)	5,880	5,987
GS Mortgage Securities Trust 2013-GC16
1.01%, 11/10/2046, Series 2013-GC16, Class XA(5)	15,651	237
GS Mortgage Securities Trust 2013-GCJ12
3.14%, 06/10/2046, Series 2013-GC12, Class A4	1,260	1,291
GS Mortgage Securities Trust 2014-GC18
4.07%, 01/10/2047, Series 2014-GC18, Class A4	8,419	8,793
GS Mortgage Securities Trust 2014-GC26
3.36%, 11/10/2047, Series 2014-GC26, Class A4	6,649	6,900
GS Mortgage Securities Trust 2015-GC28
3.14%, 02/10/2048, Series 2015-GC28, Class A4	8,722	9,002
GS Mortgage Securities Trust 2016-GS4
3.18%, 11/10/2049, Series 2016-GS4, Class A3	12,000	12,483
3.44%, 11/10/2049, Series 2016-GS4, Class A4(5)	1,317	1,406
GS Mortgage Securities Trust 2020-GC45
2.91%, 02/13/2053, Series 2020-GC45, Class A5	2,550	2,680
GSMPS Mortgage Loan Trust 2004-4
0.50% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 06/25/2034, Series 2004-4, Class 1AF(1)(2)	42	37
GSMPS Mortgage Loan Trust 2005-RP2
0.45% (1 Month LIBOR USD + 0.35%, 0.35% Floor), 03/25/2035, Series 2005-RP2, Class 1AF(1)(2)	72	68
GSMPS Mortgage Loan Trust 2005-RP3
0.45% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 9.50% Cap), 09/25/2035, Series 2005-RP3, Class 1AF(1)(2)	477	412
4.16%, 09/25/2035, Series 2005-RP3, Class 1AS(2)(5)	352	35
GSR Mortgage Loan Trust 2003-3F
5.75%, 04/25/2033, Series 2003-3F, Class 4A3	7	7
GSR Mortgage Loan Trust 2004-13F
6.00%, 11/25/2034, Series 2004-13F, Class 3A3	37	39
GSR Mortgage Loan Trust 2004-6F
5.50%, 05/25/2034, Series 2004-6F, Class 2A4	33	34
6.50%, 05/25/2034, Series 2004-6F, Class 3A4	23	24
GSR Mortgage Loan Trust 2005-5F
0.60% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 5.50% Cap), 06/25/2035, Series 2005-5F, Class 8A3(1)	12	12
GSR Mortgage Loan Trust 2005-7F
6.00%, 09/25/2035, Series 2005-7F, Class 3A9	61	63
GSR Mortgage Loan Trust 2005-AR6
2.78%, 09/25/2035, Series 2005-AR6, Class 3A1(5)	4	4
GSR Mortgage Loan Trust 2006-1F
5.50%, 02/25/2036, Series 2006-1F, Class 1A3	21	34
6.00%, 02/25/2036, Series 2006-1F, Class 2A4	208	141
Headlands Residential LLC
3.88%, 11/25/2024, Series 2017-RPL1, Class A(2)(3)	6,170	6,162
Home Re 2018-1 Ltd.
1.70% (1 Month LIBOR USD + 1.60%), 10/25/2028, Series 2018-1, Class M1(1)(2)	556	556
Home RE 2019-1 Ltd.
1.75% (1 Month LIBOR USD + 1.65%), 05/25/2029, Series 2019-1, Class M1(1)(2)	513	513
Home RE 2021-2 Ltd.
1.30% (30-day Average Secured Overnight Financing Rate + 1.25%), 01/25/2034, Series 2021-2, Class M1A(1)(2)	6,040	6,043
Impac CMB Trust Series 2004-4
5.21%, 09/25/2034, Series 2004-4, Class 2A2(3)	7	7
Impac CMB Trust Series 2004-7
0.84% (1 Month LIBOR USD + 0.74%, 11.25% Cap), 11/25/2034, Series 2004-7, Class 1A1(1)	409	414
Impac CMB Trust Series 2005-4
0.70% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 10.25% Cap), 05/25/2035, Series 2005-4, Class 2A1(1)	82	81
Impac Secured Assets CMN Owner Trust
5.50%, 08/25/2033, Series 2003-2, Class A1	44	42

Impac Secured Assets Trust 2006-1
0.80% (1 Month LIBOR USD + 0.70%, 0.70% Floor, 11.50% Cap), 05/25/2036, Series 2006-1, Class 2A1(1)	64	64
Independence Plaza Trust 2018-INDP
3.76%, 07/10/2035, Series 2018-INDP, Class A(2)	5,445	5,633
JP Morgan Alternative Loan Trust
3.19%, 03/25/2036, Series 2006-A1, Class 2A1(5)	19	19
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC11
0.17%, 08/12/2037, Series 2005-CB11, Class X1(2)(5)(6)	832	0
JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC15
0.21%, 06/12/2043, Series 2006-CB15, Class X1(5)(6)	1,137	0
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12
0.00%, 02/15/2051, Series 2007-LD12, Class X(5)(6)	838	0
JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11
2.96%, 04/15/2046, Series 2013-LC11, Class A5	7,152	7,269
JP Morgan Chase Commercial Mortgage Securities Trust 2019-BKWD
1.11% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 09/15/2029, Series 2019-BKWD, Class A(1)(2)	9,200	9,177
JP Morgan Mortgage Trust 2004-A3
2.30%, 07/25/2034, Series 2004-A3, Class 4A1(5)	3	3
JP Morgan Mortgage Trust 2004-A4
2.24%, 09/25/2034, Series 2004-A4, Class 1A1(5)	13	13
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034, Series 2004-S1, Class 1A7	4	4
JP Morgan Mortgage Trust 2005-A1
2.59%, 02/25/2035, Series 2005-A1, Class 3A4(5)	41	41
JP Morgan Mortgage Trust 2005-A4
2.30%, 07/25/2035, Series 2005-A4, Class 1A1(5)	44	45
JP Morgan Mortgage Trust 2006-A2
2.22%, 08/25/2034, Series 2006-A2, Class 4A1(5)	238	250
2.27%, 11/25/2033, Series 2006-A2, Class 5A3(5)	116	118
JP Morgan Mortgage Trust 2006-A3
2.61%, 08/25/2034, Series 2006-A3, Class 6A1(5)	37	38
JP Morgan Mortgage Trust 2006-A7
3.11%, 01/25/2037, Series 2006-A7, Class 2A2(5)	34	32
3.11%, 01/25/2037, Series 2006-A7, Class 2A4R(5)	60	55
JP Morgan Mortgage Trust 2007-A1
2.42%, 07/25/2035, Series 2007-A1, Class 5A1(5)	31	31
2.42%, 07/25/2035, Series 2007-A1, Class 5A2(5)	467	477
JP Morgan Mortgage Trust 2007-A2
2.98%, 04/25/2037, Series 2007-A2, Class 2A3(5)	117	107
JPMBB Commercial Mortgage Securities Trust 2013-C17
3.93%, 01/15/2047, Series 2013-C17, Class A3	2,138	2,183
JPMBB Commercial Mortgage Securities Trust 2014-C19
3.67%, 04/15/2047, Series 2014-C19, Class A3	665	666
JPMBB Commercial Mortgage Securities Trust 2014-C25
3.41%, 11/15/2047, Series 2014-C25, Class A4A1	7,375	7,639
JPMCC Commercial Mortgage Securities Trust 2017-JP5
3.46%, 03/15/2050, Series 2017-JP5, Class A4	12,460	13,093
JPMCC Commercial Mortgage Securities Trust 2017-JP7
3.19%, 09/15/2050, Series 2017-JP7, Class A4	20,000	20,933
Ladder Capital Commercial Mortgage 2013-GCP Mortgage Trust
3.99%, 02/15/2036, Series 2013-GCP, Class A2(2)	1,027	1,119
LB-UBS Commercial Mortgage Trust 2007-C2
0.00%, 02/15/2040, Series 2007-C2, Class XW(5)(6)	208	0
LCCM 2017-LC26
3.29%, 07/12/2050, Series 2017-LC26, Class A3(2)	20,300	21,216
Legacy Mortgage Asset Trust 2019-GS6
3.00%, 06/25/2059, Series 2019-GS6, Class A1(2)(3)	718	719
Legacy Mortgage Asset Trust 2019-PR1
3.86%, 09/25/2059, Series 2019-PR1, Class A1(2)(3)	13,452	13,479
Legacy Mortgage Asset Trust 2020-GS1
2.88%, 10/25/2059, Series 2020-GS1, Class A1(2)(3)	4,721	4,735
Legacy Mortgage Asset Trust 2021-GS1
1.89%, 10/25/2066, Series 2021-GS1, Class A1(2)(3)	5,841	5,832
Legacy Mortgage Asset Trust 2021-GS2
1.75%, 04/25/2061, Series 2021-GS2, Class A1(2)(3)	6,107	6,054
Legacy Mortgage Asset Trust 2021-GS4
1.65%, 11/25/2060, Series 2021-GS4, Class A1(2)(3)	2,615	2,583
Lehman Mortgage Trust 2006-2
5.94%, 04/25/2036, Series 2006-2, Class 1A1(5)	43	35
Lehman Mortgage Trust 2007-6
6.00%, 07/25/2037, Series 2007-6, Class 1A8	13	13
Lehman Mortgage Trust 2008-2
6.00%, 03/25/2038, Series 2008-2, Class 1A6	239	114
LHOME Mortgage Trust 2019-RTL3
3.87%, 07/25/2024, Series 2019-RTL3, Class A1(2)	3,987	4,002
LHOME Mortgage Trust 2021-RTL1
2.09%, 09/25/2026, Series 2021-RTL1, Class A1(2)(5)	4,790	4,768
MASTR Adjustable Rate Mortgages Trust 2004-13
2.62%, 04/21/2034, Series 2004-13, Class 2A1(5)	66	67
MASTR Adjustable Rate Mortgages Trust 2004-15
2.43%, 12/25/2034, Series 2004-15, Class 3A1(5)	9	8

MASTR Adjustable Rate Mortgages Trust 2004-3
2.21%, 04/25/2034, Series 2004-3, Class 4A2(5)	19	19
MASTR Alternative Loan Trust 2003-9
6.00%, 12/25/2033, Series 2003-9, Class 2A1	23	24
6.00%, 01/25/2034, Series 2003-9, Class 8A1	14	14
MASTR Alternative Loan Trust 2004-3
6.00%, 04/25/2034, Series 2004-3, Class 3A1	142	146
6.25%, 04/25/2034, Series 2004-3, Class 2A1	25	27
MASTR Alternative Loan Trust 2004-6
0.00%, 07/25/2034, Series 2004-6, Class 30PO	17	15
6.00%, 07/25/2034, Series 2004-6, Class 7A1	12	13
MASTR Alternative Loan Trust 2004-7
0.00%, 08/25/2034, Series 2004-7, Class 30PO	13	11
MASTR Alternative Loan Trust 2005-6
5.50%, 12/25/2035, Series 2005-6, Class 3A1	8	7
MASTR Asset Securitization Trust 2003-12
0.00%, 12/25/2033, Series 2003-12, Class 30PO	2	1
5.00%, 12/25/2033, Series 2003-12, Class 6A1	8	8
MASTR Asset Securitization Trust 2004-1
0.00%, 02/25/2034, Series 2004-1, Class 30PO	1	1
MASTR Asset Securitization Trust 2004-4
5.25%, 12/26/2033, Series 2004-4, Class 1A6	21	22
MASTR Reperforming Loan Trust 2005-2
0.45% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 9.50% Cap), 05/25/2035, Series 2005-2, Class 1A1F(1)(2)	706	367
MASTR Reperforming Loan Trust 2006-2
4.12%, 05/25/2036, Series 2006-2, Class 1A1(2)(5)	80	77
MASTR Resecuritization Trust 2005-PO
0.00%, 05/28/2035, Series 2005-PO, Class 3PO(2)	12	10
Mello Warehouse Securitization Trust 2020-1
1.00% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 10/25/2053, Series 2020-1, Class A(1)(2)	5,585	5,582
Mello Warehouse Securitization Trust 2021-1
0.79% (1 Month LIBOR USD + 0.70%, 0.70% Floor), 02/25/2055, Series 2021-1, Class A(1)(2)	8,500	8,449
Merrill Lynch Mortgage Backed Securities Trust Series 2007-3
1.26%, 06/25/2037, Series 2007-3, Class 1A3(5)	48	45
Merrill Lynch Mortgage Investors Trust Series 2003-A5
1.99%, 08/25/2033, Series 2003-A5, Class 2A6(5)	15	15
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-E
0.72% (1 Month LIBOR USD + 0.62%, 0.62% Floor, 11.75% Cap), 10/25/2028, Series 2003-E, Class A1(1)	44	44
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-F
0.74% (1 Month LIBOR USD + 0.64%, 0.64% Floor, 11.75% Cap), 10/25/2028, Series 2003-F, Class A1(1)	44	44
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-1
2.03%, 12/25/2034, Series 2004-1, Class 2A1(5)	45	45
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A
0.56% (1 Month LIBOR USD + 0.46%, 0.46% Floor, 11.75% Cap), 04/25/2029, Series 2004-A, Class A1(1)	16	15
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C
0.94% (6 Month LIBOR USD + 0.60%, 0.60% Floor, 11.75% Cap), 07/25/2029, Series 2004-C, Class A2(1)	27	27
Merrill Lynch Mortgage Investors Trust Series MLMI 2004-A4
2.64%, 08/25/2034, Series 2004-A4, Class A2(5)	39	40
Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2
2.83%, 02/25/2035, Series 2005-A2, Class A1(5)	70	71
MFA 2021-RPL1 Trust
1.13%, 07/25/2060, Series 2021-RPL1, Class A1(2)(5)	12,736	12,520
MHC Commercial Mortgage Trust 2021-MHC
1.46% (1 Month LIBOR USD + 1.35%, 1.35% Floor), 04/15/2038, Series 2021-MHC, Class C(1)(2)	11,300	11,275
Mill City Mortgage Loan Trust 2021-NMR1
1.13%, 11/25/2060, Series 2021-NMR1, Class A1(2)(5)	2,682	2,663
Mill City Securities 2021-RS1 Ltd.
2.91%, 04/28/2066, Series 2021-RS1, Class A1(2)(5)	10,872	10,851
ML-CFC Commercial Mortgage Trust 2006-4
1.16%, 12/12/2049, Series 2006-4, Class XC(2)(5)(6)	18	0
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6
2.86%, 11/15/2045, Series 2012-C6, Class A4	6,409	6,448
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
3.25%, 02/15/2048, Series 2015-C20, Class A4	3,652	3,815
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
3.45%, 07/15/2050, Series 2015-C23, Class A3	17,607	18,303
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.48%, 05/15/2048, Series 2015-C24, Class A3	4,921	5,150
3.73%, 05/15/2048, Series 2015-C24, Class A4	6,507	6,939
Morgan Stanley Capital I Trust 2007-IQ13
0.44%, 03/15/2044, Series 2007-IQ13, Class X(2)(5)(6)	204	0
Morgan Stanley Capital I Trust 2016-UB11
2.53%, 08/15/2049, Series 2016-UB11, Class A3	20,000	20,419
Morgan Stanley Capital I Trust 2018-H4
4.31%, 12/15/2051, Series 2018-H4, Class A4	2,552	2,903

Morgan Stanley Capital I Trust 2021-L5
2.73%, 05/15/2054, Series 2021-L5, Class A4	4,023	4,172
Morgan Stanley Mortgage Loan Trust 2004-3
5.63%, 04/25/2034, Series 2004-3, Class 4A(5)	108	114
Morgan Stanley Mortgage Loan Trust 2004-9
3.22%, 10/01/2022, Series 2004-9, Class 4A(5)	7	7
Mortgage Repurchase Agreement Financing Trust
0.60% (1 Month LIBOR USD + 0.50%), 03/10/2022, Series 2021-1, Class A2(1)(2)	13,800	13,801
Mortgage Repurchase Agreement Financing Trust Series 2020-5
1.10% (1 Month LIBOR USD + 1.00%), 08/10/2023, Series 2020-5, Class A1(1)(2)	4,890	4,891
1.10% (1 Month LIBOR USD + 1.00%), 08/10/2023, Series 2020-5, Class A2(1)(2)	10,000	10,001
Mortgage Repurchase Agreement Financing Trust Series 2021-1
0.60% (1 Month LIBOR USD + 0.50%, 0.50% Floor), 09/10/2022, Series 2021-S1, Class A1(1)(2)	10,400	10,398
MRA Issuance Trust 2020-7
1.40% (1 Month LIBOR USD + 1.30%, 1.60% Floor), 09/15/2022, Series 2020-7, Class A(1)(2)	30,440	30,383
MRA Issuance Trust 2021-10
1.60% (1 Month LIBOR USD + 1.50%, 1.50% Floor), 02/22/2023, Series 2021-10, Class A1X(1)(2)(11)	13,860	13,860
MRA Issuance Trust 2021-9
0.00%, 07/15/2022(5)(11)	21,150	21,150
MRA Issuance Trust 2021-EBO2
0.00%, 04/01/2022, Series 2021-EBO2(2)(5)(11)	14,100	14,100
MRA Issuance Trust 2021-EBO3
1.85% (1 Month LIBOR USD + 1.75%, 1.75% Floor), 03/31/2023, Series 2021-EBO3, Class A1X(1)(2)(11)	11,810	11,810
2.85% (1 Month LIBOR USD + 2.75%, 2.75% Floor), 03/31/2023, Series 2021-EBO3, Class A2(1)(2)(11)	12,910	12,910
MRA Issuance Trust 2021-EBO5
1.84% (1 Month LIBOR USD + 1.75%), 02/16/2022, Series 2021-EBO5, Class A1X(1)(2)	16,400	16,414
MRA Issuance Trust 2021-EBO7
2.85% (1 Month LIBOR USD + 2.75%, 2.75% Floor), 02/16/2022, Series 2021-EBO7, Class A1X(1)(2)	16,400	16,405
MRCD 2019-MARK Mortgage Trust
2.72%, 12/15/2036, Series 2019-PARK, Class D(2)	6,108	5,995
2.72%, 12/15/2036, Series 2019-PARK, Class A(2)	9,990	10,141
MRFC Mortgage Pass-Through Trust Series 1999-TBC2
0.59% (1 Month LIBOR USD + 0.48%, 0.24% Floor, 10.00% Cap), 06/15/2030, Series 2000-TBC2, Class A1(1)	92	90
MRFC Mortgage Pass-Through Trust Series 2000-TBC3
0.55% (1 Month LIBOR USD + 0.44%, 0.22% Floor, 10.00% Cap), 12/15/2030, Series 2000-TBC3, Class A1(1)	23	23
MSG III Securitization Trust 2021-1
0.84% (1 Month LIBOR USD + 0.75%, 0.75% Floor), 06/25/2054, Series 2021-1, Class A(1)(2)	9,535	9,528
0.99% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 06/25/2054, Series 2021-1, Class B(1)(2)	1,480	1,479
1.19% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 06/25/2054, Series 2021-1, Class C(1)(2)	1,255	1,254
1.39% (1 Month LIBOR USD + 1.30%, 1.30% Floor), 06/25/2054, Series 2021-1, Class D(1)(2)	520	520
NACC Reperforming Loan REMIC Trust 2004-R2
6.50%, 10/25/2034, Series 2004-R2, Class A1(2)(5)	39	38
New Residential Mortgage Loan Trust 2017-2
4.00%, 03/25/2057, Series 2017-2A, Class A3(2)(5)	1,964	2,066
New Residential Mortgage Loan Trust 2017-3
4.00%, 04/25/2057, Series 2017-3A, Class A1(2)(5)	3,243	3,398
New Residential Mortgage Loan Trust 2017-4
4.00%, 05/25/2057, Series 2017-4A, Class A1(2)(5)	1,928	2,022
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2003-A1
5.50%, 05/25/2033, Series 2003-A1, Class A1	2	2
6.00%, 05/25/2033, Series 2003-A1, Class A2	8	9
7.00%, 04/25/2033, Series 2003-A1, Class A5	8	9
Oaktown Re II Ltd.
1.65% (1 Month LIBOR USD + 1.55%), 07/25/2028, Series 2018-1A, Class M1(1)(2)	547	547
Oaktown Re III Ltd.
1.50% (1 Month LIBOR USD + 1.40%, 1.40% Floor), 07/25/2029, Series 2019-1A, Class M1A(1)(2)	146	146
Oaktown Re VII Ltd.
1.65% (30-day Average Secured Overnight Financing Rate + 1.60%, 1.60% Floor), 04/25/2034, Series 2021-2, Class M1A(1)(2)	15,350	15,350
PMT Credit Risk Transfer Trust 2020-2R
3.92% (1 Month LIBOR USD + 3.82%, 3.82% Floor), 12/25/2022, Series 2020-2R, Class A(1)(2)	6,858	6,958
PMT Credit Risk Transfer Trust 2021-1R
3.00% (1 Month LIBOR USD + 2.90%, 2.90% Floor), 02/27/2024, Series 2021-1R, Class A(1)(2)	13,052	13,225
Pretium Mortgage Credit Partners I 2021-NPL1 LLC
2.24%, 09/27/2060, Series 2021-NPL1, Class A1(2)(3)	10,142	10,051
Prime Mortgage Trust 2004-CL1
6.00%, 02/25/2034, Series 2004-CL1, Class 1A1	39	41
Provident Funding Mortgage Warehouse Securitization Trust 2021-1
0.80% (1 Month LIBOR USD + 0.70%, 0.70% Floor), 02/25/2055, Series 2021-1, Class A(1)(2)	11,710	11,648
PRPM 2021-1 LLC
2.12%, 01/25/2026, Series 2021-1, Class A1(2)(5)	8,319	8,267

PRPM 2021-10 LLC
2.49%, 10/25/2026, Series 2021-10, Class A1(2)(3)	2,462	2,459
PRPM 2021-2 LLC
2.12%, 03/25/2026, Series 2021-2, Class A1(2)(5)	8,503	8,441
PRPM 2021-3 LLC
1.87%, 04/25/2026, Series 2021-3, Class A1(2)(3)	2,387	2,372
PRPM 2021-5 LLC
1.79%, 06/25/2026, Series 2021-5, Class A1(2)(3)	2,806	2,779
PRPM 2021-9 LLC
2.36%, 10/25/2026, Series 2021-9, Class A1(2)(5)	2,088	2,071
PRPM 2021-RPL1 LLC
1.32%, 07/25/2051, Series 2021-RPL1, Class A1(2)(5)	4,091	4,032
Radnor Re 2018-1 Ltd.
1.50% (1 Month LIBOR USD + 1.40%), 03/25/2028, Series 2018-1, Class M1(1)(2)	192	192
Radnor RE 2020-1 Ltd.
1.05% (1 Month LIBOR USD + 0.95%, 0.95% Floor), 01/25/2030, Series 2020-1, Class M1A(1)(2)	1,100	1,092
RALI Series 2002-QS16 Trust
16.41% (1 Month LIBOR USD + 16.62%, 16.62% Cap), 10/25/2049, Series 2002-QS16, Class A3(1)(4)(6)	0	0
RALI Series 2003-QS9 Trust
0.00% (1 Month LIBOR USD + 7.55%, 7.55% Cap), 05/25/2049, Series 2003-QS9, Class A3(1)(4)(6)	1	0
RALI Series 2004-QS6 Trust
5.00%, 05/25/2023, Series 2004-QS6, Class A1	1	1
RALI Series 2005-QA6 Trust
3.50%, 05/25/2035, Series 2005-QA6, Class A32(5)	84	57
RALI Series 2007-QS1 Trust
6.00%, 01/25/2037, Series 2007-QS1, Class 1A1	10	10
RBS Commercial Funding, Inc. 2013-SMV Trust
3.26%, 03/11/2031, Series 2013-SMV, Class A(2)	512	518
Reperforming Loan REMIC Trust 2005-R1
0.00%, 03/25/2035, Series 2005-R1, Class 2APO(2)	5	4
Residential Asset Securitization Trust 2003-A8
4.25%, 10/01/2022, Series 2003-A8, Class A5	1	1
Residential Asset Securitization Trust 2004-A7
5.50%, 10/25/2034, Series 2004-A7, Class A6	1,281	1,338
RFMSI Series 2005-SA4 Trust
2.25%, 09/25/2035, Series 2005-SA4, Class 1A1(5)	8	7
Seasoned Credit Risk Transfer Trust 2017-4
3.50%, 06/25/2057, Series 2017-4, Class MT	2,967	3,153
Seasoned Credit Risk Transfer Trust Series 2018-1
3.50%, 05/25/2057, Series 2018-1, Class M60C	12,584	13,215
Seasoned Credit Risk Transfer Trust Series 2018-4
3.50%, 03/25/2058, Series 2018-4, Class MZ	8,936	10,181
Seasoned Credit Risk Transfer Trust Series 2019-1
3.50%, 07/25/2058, Series 2019-1, Class MT	7,855	8,301
Seasoned Credit Risk Transfer Trust Series 2019-3
3.50%, 10/25/2058, Series 2019-3, Class MB	3,880	4,331
Seasoned Credit Risk Transfer Trust Series 2019-4
4.00%, 02/25/2059, Series 2019-4, Class M55D	5,453	5,804
Seasoned Credit Risk Transfer Trust Series 2020-1
3.00%, 08/25/2059, Series 2020-1, Class M55G	6,617	6,845
Seasoned Credit Risk Transfer Trust Series 2020-3
2.00%, 05/25/2060, Series 2020-3, Class MT	5,784	5,758
3.00%, 05/25/2060, Series 2020-3, Class M5TW	7,186	7,501
Sequoia Mortgage Trust 2004-10
0.72% (1 Month LIBOR USD + 0.62%, 0.62% Floor, 11.50% Cap), 11/20/2034, Series 2004-10, Class A1A(1)	28	28
Sequoia Mortgage Trust 2004-11
0.70% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 11.50% Cap), 12/20/2034, Series 2004-11, Class A1(1)	73	70
Sequoia Mortgage Trust 2004-12
0.63% (6 Month LIBOR USD + 0.32%, 0.32% Floor, 11.50% Cap), 01/20/2035, Series 2004-12, Class A3(1)	70	68
Sequoia Mortgage Trust 2004-8
0.45% (1 Month LIBOR USD + 0.70%, 0.70% Floor, 11.50% Cap), 09/20/2034, Series 2004-8, Class A1(1)(4)	467	454
0.90% (6 Month LIBOR USD + 0.74%, 0.74% Floor, 11.50% Cap), 09/20/2034, Series 2004-8, Class A2(1)	71	73
Series RR 2014-1 Trust
0.00%, 05/25/2047, Series 2014-1, Class A(2)	1,603	1,507
SLG Office Trust 2021-OVA
2.59%, 07/15/2041, Series 2021-OVA, Class A(2)	11,326	11,590
Station Place Securitization Trust 2021-WL1
0.75% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 01/26/2054, Series 2021-WL1, Class A(1)(2)	3,667	3,666
Station Place Securitization Trust Series 2021-4
1.00% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 04/11/2022, Series 2021-4, Class A(1)(2)(11)	13,100	13,100
Station Place Securitization Trust Series 2021-8
0.90% (1 Month LIBOR USD + 0.80%, 0.80% Floor), 06/20/2022, Series 2021-8, Class A(1)(2)	11,010	11,020
Structured Asset Mortgage Investments II Trust 2004-AR5
0.76% (1 Month LIBOR USD + 0.66%, 0.66% Floor, 11.00% Cap), 10/19/2034, Series 2004-AR5, Class 1A1(1)	70	69

Structured Asset Mortgage Investments II Trust 2005-AR5
0.60% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 07/19/2035, Series 2005-AR5, Class A3(1)	234	228
Structured Asset Mortgage Investments Trust 2003-CL1
0.50% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 8.00% Cap), 07/25/2032, Series 2003-CL1, Class 1F1(1)	136	135
Structured Asset Securities Corp.
0.45% (1 Month LIBOR USD + 0.35%, 0.35% Floor), 06/25/2035, Series 2005-RF3, Class 1A(1)(2)	55	49
2.04%, 12/25/2033, Series 2003-37A, Class 2A(5)	96	98
2.58%, 12/25/2033, Series 2003-37A, Class 8A2(5)	867	886
5.11%, 02/25/2034, Series 2004-4XS, Class 1A5(3)	131	135
Structured Asset Securities Corp. Mortgage Pass-Through Ctfs Series 2003-34A
2.98%, 11/25/2033, Series 2003-34A, Class 3A3(5)	11	11
Thornburg Mortgage Securities Trust 2003-4
0.74% (1 Month LIBOR USD + 0.64%, 0.64% Floor, 11.50% Cap), 09/25/2043, Series 2003-4, Class A1(1)	302	308
Thornburg Mortgage Securities Trust 2003-5
1.97%, 10/25/2043, Series 2003-5, Class 3A(5)	1,327	1,338
Thornburg Mortgage Securities Trust 2004-4
1.88%, 12/25/2044, Series 2004-4, Class 3A(5)	144	144
Thornburg Mortgage Securities Trust 2005-1
2.14%, 04/25/2045, Series 2005-1, Class A3(5)	346	353
Toorak Mortgage Corp. 2019-2 Ltd.
3.72%, 09/25/2022, Series 2019-2, Class A1(3)	4,922	4,933
Towd Point Mortgage Trust 2021-R1
2.92%, 11/30/2060, Series 2021-R1, Class A1(2)(5)	14,549	14,642
Towd Point Mortgage Trust 2021-SJ1
2.25%, 07/25/2068, Series 2021-SJ1, Class A1(2)(5)	13,376	13,491
Towd Point Mortgage Trust 2021-SJ2
2.25%, 03/25/2059, Series 2021-SJ2, Class A1A(2)(5)	20,180	20,259
UBS Commercial Mortgage Trust 2012-C1
1.85%, 05/10/2045, Series 2012-C1, Class XA(2)(5)(6)	242	0
UBS Commercial Mortgage Trust 2017-C2
3.26%, 08/15/2050, Series 2017-C2, Class ASB	10,114	10,583
UBS Commercial Mortgage Trust 2017-C5
3.21%, 11/15/2050, Series 2017-C5, Class A4	21,500	22,520
UBS Commercial Mortgage Trust 2018-C9
3.85%, 03/15/2051, Series 2018-C9, Class A3	9,650	10,448
UBS-BAMLL Trust
3.66%, 06/10/2030, Series 2012-WRM, Class A(2)	1,787	1,790
UBS-Barclays Commercial Mortgage Trust 2012-C2
1.27%, 05/10/2063, Series 2012-C2, Class XA(2)(5)	4,902	12
3.53%, 05/10/2063, Series 2012-C2, Class A4	1,073	1,076
UBS-Barclays Commercial Mortgage Trust 2013-C6
3.24%, 04/10/2046, Series 2013-C6, Class A4	271	276
Vendee Mortgage Trust 1993-1
7.25%, 02/15/2023, Series 1993-1, Class ZB	31	32
Vendee Mortgage Trust 1994-1
4.99%, 02/15/2024, Series 1994-1, Class 1(5)	16	16
6.50%, 02/15/2024, Series 1994-1, Class 2ZB	48	51
Vendee Mortgage Trust 1996-1
6.75%, 02/15/2026, Series 1996-1, Class 1Z	50	55
Vendee Mortgage Trust 1996-2
6.75%, 06/15/2026, Series 1996-2, Class 1Z	22	24
Vendee Mortgage Trust 1997-1
7.50%, 02/15/2027, Series 1997-1, Class 2Z	73	81
Vendee Mortgage Trust 1998-1
7.00%, 03/15/2028, Series 1998-1, Class 2E	50	55
VNDO 2012-6AVE Mortgage Trust
3.00%, 11/15/2030, Series 2012-6AVE, Class A(2)	2,283	2,315
VOLT CV LLC
2.49%, 11/27/2051, Series 2021-CF2, Class A1(2)(3)	9,784	9,730
Wachovia Bank Commercial Mortgage Trust Series 2006-C24
0.00%, 03/15/2045, Series 2006-C24, Class XC(2)(5)(6)	324	0
WaMu Mortgage Pass-Through Certificates Series 2003-AR11 Trust
2.66%, 10/25/2033, Series 2003-AR11, Class A6(5)	115	117
WaMu Mortgage Pass-Through Certificates Series 2003-AR7 Trust
2.37%, 08/25/2033, Series 2003-AR7, Class A7(5)	38	38
WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust
2.37%, 09/25/2033, Series 2003-AR9, Class 2A(5)	31	30
2.52%, 09/25/2033, Series 2003-AR9, Class 1A6(5)	220	220
WaMu Mortgage Pass-Through Certificates Series 2003-S1 Trust
5.50%, 04/25/2033, Series 2003-S1, Class A5	40	40
WaMu Mortgage Pass-Through Certificates Series 2003-S4
17.18% (1 Month LIBOR USD + 17.46%, 17.46% Cap), 06/25/2033, Series 2003-S4, Class 2A10(1)(4)	10	11
WaMu Mortgage Pass-Through Certificates Series 2003-S9 Trust
0.00%, 10/25/2033, Series 2003-S9, Class P	3	2
5.25%, 10/25/2033, Series 2003-S9, Class A8	166	171
WaMu Mortgage Pass-Through Certificates Series 2004-AR14 Trust
2.73%, 01/25/2035, Series 2004-AR14, Class A1(5)	1,222	1,240

WaMu Mortgage Pass-Through Certificates Series 2004-AR3 Trust
2.60%, 06/25/2034, Series 2004-AR3, Class A2(5)	62	64
2.60%, 06/25/2034, Series 2004-AR3, Class A1(5)	1,103	1,137
WaMu Mortgage Pass-Through Certificates Series 2004-CB2 Trust
6.00%, 08/25/2034, Series 2004-CB2, Class 3A	407	438
WaMu Mortgage Pass-Through Certificates Series 2004-CB3 Trust
6.50%, 10/25/2034, Series 2004-CB3, Class 2A	1,396	1,448
WaMu Mortgage Pass-Through Certificates Series 2004-RS2
5.00%, 11/25/2033, Series 2004-RS2, Class A4	23	24
WaMu Mortgage Pass-Through Certificates Series 2004-S2 Trust
5.50%, 06/25/2034, Series 2004-S2, Class 2A4	105	108
WaMu Mortgage Pass-Through Certificates Series 2004-S3 Trust
5.00%, 07/25/2034, Series 2004-S3, Class 1A5	11	11
WaMu Mortgage Pass-Through Certificates Series 2006-AR10 Trust
2.69%, 09/25/2036, Series 2006-AR10, Class 2P(5)	6	5
WaMu Mortgage Pass-Through Certificates Series 2006-AR8 Trust
2.85%, 08/25/2046, Series 2006-AR8, Class 1A2(5)	33	33
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-1 Trust
0.00%, 03/25/2035, Series 2005-1, Class CP	6	5
5.50%, 03/25/2035, Series 2005-1, Class 1A1	53	54
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-2 Trust
4.90% (1 Month LIBOR USD + 5.00%, 5.00% Cap), 04/25/2035, Series 2005-2, Class 2A3(1)(4)	103	13
4.95% (1 Month LIBOR USD + 5.05%, 5.05% Cap), 04/25/2035, Series 2005-2, Class 1A4(1)(4)	421	50
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-4 Trust
5.50%, 06/25/2035, Series 2005-4, Class CX	146	24
5.50%, 06/25/2035, Series 2005-4, Class CB7	145	147
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-6 Trust
5.50%, 08/25/2035, Series 2005-6, Class 2A4	22	21
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-1 Trust
5.75%, 02/25/2036, Series 2006-1, Class 3A2	12	12
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS7 Trust
0.00%, 03/25/2033, Series 2003-MS7, Class P(6)	0	0
Wells Fargo Alternative Loan 2003-1 Trust
0.00%, 09/25/2033, Series 2003-1, Class APO	3	3
Wells Fargo Alternative Loan 2007-PA3 Trust
5.75%, 07/25/2037, Series 2007-PA3, Class 1A2	14	14
Wells Fargo Commercial Mortgage Trust 2015-C26
2.99%, 02/15/2048, Series 2015-C26, Class ASB	5,915	6,068
Wells Fargo Commercial Mortgage Trust 2015-C29
3.37%, 06/15/2048, Series 2015-C29, Class A3	7,899	8,302
Wells Fargo Commercial Mortgage Trust 2015-C30
3.66%, 09/15/2058, Series 2015-C30, Class A4	729	777
Wells Fargo Commercial Mortgage Trust 2015-C31
3.70%, 11/15/2048, Series 2015-C31, Class A4	3,280	3,509
Wells Fargo Commercial Mortgage Trust 2015-NXS2
3.50%, 07/15/2058, Series 2015-NXS2, Class A4	15,000	15,611
Wells Fargo Commercial Mortgage Trust 2015-P2
3.81%, 12/15/2048, Series 2015-P2, Class A4	7,273	7,819
Wells Fargo Commercial Mortgage Trust 2016-C34
3.10%, 06/15/2049, Series 2016-C34, Class A4	3,698	3,840
Wells Fargo Commercial Mortgage Trust 2016-NXS6
2.64%, 11/15/2049, Series 2016-NXS6, Class A3	20,000	20,700
Wells Fargo Commercial Mortgage Trust 2017-C38
3.19%, 07/15/2050, Series 2017-C38, Class A4	13,800	14,682
Wells Fargo Commercial Mortgage Trust 2017-RC1
3.63%, 01/15/2060, Series 2017-RC1, Class A4	10,000	10,839
Wells Fargo Commercial Mortgage Trust 2018-C47
4.44%, 09/15/2061, Series 2018-C47, Class A4	8,850	10,083
Wells Fargo Commercial Mortgage Trust 2020-C57
1.86%, 08/15/2053, Series 2020-C57, Class A3	19,500	19,076
2.12%, 08/15/2053, Series 2020-C57, Class A4	1,003	997
Wells Fargo Commercial Mortgage Trust 2020-C58
1.81%, 07/15/2053, Series 2020-C58, Class A3	23,000	22,369
Wells Fargo Commercial Mortgage Trust 2021-C61
2.66%, 11/15/2054, Series 2021-C61, Class A4	6,539	6,743
Wells Fargo Commercial Mortgage Trust 2021-SAVE
1.26% (1 Month LIBOR USD + 1.15%, 1.15% Floor), 02/15/2040, Series 2021-SAVE, Class A(1)(2)	4,981	4,986
Wells Fargo Mortgage Backed Securities 2007-7 Trust
6.00%, 06/25/2037, Series 2007-7, Class A7	8	8
WFRBS Commercial Mortgage Trust 2013-C11
4.24%, 03/15/2045, Series 2013-C11, Class D(2)(5)	300	296
WFRBS Commercial Mortgage Trust 2013-C14
3.34%, 06/15/2046, Series 2013-C14, Class A5	230	236
WFRBS Commercial Mortgage Trust 2014-C21
3.68%, 08/15/2047, Series 2014-C21, Class A5	7,000	7,346
WFRBS Commercial Mortgage Trust 2014-C23
3.64%, 10/15/2057, Series 2014-C23, Class ASB	1,974	2,039
WFRBS Commercial Mortgage Trust 2014-C25
3.63%, 11/15/2047, Series 2014-C25, Class A5	3,846	4,048

WFRBS Commercial Mortgage Trust 2014-LC14
3.77%, 03/15/2047, Series 2014-LC14, Class A4	9,614	9,954
ZH Trust 2021-1
2.25%, 02/18/2027, Series 2021-1, Class A(2)	4,800	4,768

Total Mortgage-Backed Obligations (Cost: $6,009,677)		6,101,347

Total Bonds & Notes (Cost: $17,918,150)		18,317,256

	Shares (000s)	Value (000s)
PREFERRED STOCKS – 0.01%
Financials – 0.01%
State Street Corp., 5.35%	95	2,718

Total Financials		2,718

Total Preferred Stocks (Cost: $2,375)		2,718

SHORT-TERM INVESTMENTS – 7.60%
Money Market Funds – 7.30%
Fidelity Institutional Money Market Government Fund - Class I, 0.01%(12)	1,378,016	1,378,016

Total Money Market Funds (Cost: $1,378,016)		1,378,016

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.30%
Bank of Montreal, London, 0.01% due 01/03/2022	$1,665	1,665
Royal Bank of Canada, Toronto, 0.01% due 01/03/2022	38,232	38,232
Sumitomo, Tokyo, 0.01% due 01/03/2022	16,783	16,783

Total Time Deposits (Cost: $56,680)		56,680

Total Short-Term Investments (Cost: $1,434,696)		1,434,696

TOTAL INVESTMENTS IN SECURITIES – 104.67% (Cost: $19,355,221)		19,754,670

LIABILITIES IN EXCESS OF OTHER ASSETS – (4.67)%		(882,818)

TOTAL NET ASSETS – 100.00%		$18,871,852

Percentages are stated as a percent of net assets.

(1)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2021.
(2)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $3,841,074, which represents 20.35% of total net assets.

(3)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of December 31, 2021.
(4)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.
(5)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of December 31, 2021.
(6)	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)	Security in default as of December 31, 2021. The value of these securities totals $346, which represents 0.00% of total net assets.
(8)	Inflation protected security. The value of these securities totals $6,720, which represents 0.04% of total net assets.
(9)	Assigned as collateral for certain futures contracts. The value of these pledged issues totals $47,109, which represents 0.25% of total net assets.
(10)	Delayed delivery purchase commitment security. The value of these securities totals $769,071, which represents 4.08% of total net assets.
(11)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $127,220, which represents 0.67% of total net assets.
(12)	Represents annualized seven-day yield as of the close of the reporting period.
(13)	Security that is restricted at December 31, 2021. The value of the restricted securities totals $6,689, which represents 0.04% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
1,560	U.S. 2 Year Note Future	Mar. 2022	$340,652	$340,348	$(304)
3,998	U.S. 5 Year Note Future	Mar. 2022	482,606	483,664	1,058
313	U.S. 10 Year Note Future	Mar. 2022	40,586	40,837	251
1,713	U.S. Ultra Bond Future	Mar. 2022	332,205	337,675	5,470

					6,475

Number of Contracts Sold	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
(584)	U.S. Long Bond Future	Mar. 2022	$(93,294)	$(93,696)	$(402)

					$6,073

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2021 (Unaudited)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
BONDS & NOTES – 91.40%
Asset-Backed Obligations – 9.77%
Aaset 2021-2 Trust
2.80%, 01/15/2047, Series 2021-2A, Class A(1)		$8,619	$8,553
ABFC 2005-WMC1 Trust
0.84% (1 Month LIBOR USD + 0.74%, 0.74% Floor), 06/25/2035, Series 2005-WMC1, Class M3(2)		5,681	5,652
ABFC 2007-NC1 Trust
0.40% (1 Month LIBOR USD + 0.30%, 0.30% Floor), 05/25/2037, Series 2007-NC1, Class A2(1)(2)		5,378	5,164
Accredited Mortgage Loan Trust 2006-2
0.36% (1 Month LIBOR USD + 0.26%, 0.26% Floor), 09/25/2036, Series 2006-2, Class A4(2)		293	290
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE3
1.03% (1 Month LIBOR USD + 0.93%, 0.93% Floor), 11/25/2034, Series 2004-HE3, Class M1(2)		5,475	5,480
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE3
0.81% (1 Month LIBOR USD + 0.71%, 0.71% Floor), 05/25/2035, Series 2005-HE3, Class M3(2)		5,025	5,012
ACRES Commercial Realty Ltd.
1.49% (1 Month LIBOR USD + 1.40%, 1.40% Floor), 01/15/2037, Series 2021-FL2, Class A(1)(2)		5,330	5,325
Adams Outdoor Advertising LP
5.65%, 11/15/2048, Series 2018-1, Class B(1)		1,475	1,525
Aegis Asset Backed Securities Corp. Mortgage Pass-Through Certificates Series 2003-2
1.23% (1 Month LIBOR USD + 1.13%, 1.13% Floor), 11/25/2033, Series 2003-2, Class M1(2)		598	593
Affirm Asset Securitization Trust 2021-B
1.40%, 08/17/2026, Series 2021-B, Class C(1)		835	825
AGL Core CLO 15 Ltd.
0.00% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 01/20/2035, Series 2021-15A, Class A1(1)(2)(3)		3,850	3,849
AIG CLO 2019-2 Ltd.
0.00% (3 Month LIBOR USD + 1.60%, 1.60% Floor), 10/25/2033, Series 2019-2A, Class BR(1)(2)(3)		4,500	4,500
Ajax Mortgage Loan Trust 2019-F
2.86%, 07/25/2059, Series 2019-F, Class A1(1)(4)		16,176	16,138
Ally Auto Receivables Trust 2019-2
2.23%, 01/16/2024, Series 2019-2, Class A3		4,652	4,681
American Credit Acceptance Receivables Trust 2019-3
2.89%, 09/12/2025, Series 2019-3, Class D(1)		3,810	3,871
American Credit Acceptance Receivables Trust 2020-3
2.40%, 06/15/2026, Series 2020-3, Class D(1)		105	106
American Credit Acceptance Receivables Trust 2020-4
1.77%, 12/14/2026, Series 2020-4, Class D(1)		2,785	2,798
American Credit Acceptance Receivables Trust 2021-4
1.82%, 02/14/2028, Series 2021-4, Class D(1)		8,655	8,601
American Express Credit Account Master Trust
2.87%, 10/15/2024, Series 2019-1, Class A		805	809
American Homes 4 Rent 2014-SFR2 Trust
6.23%, 10/17/2036, Series 2014-SFR2, Class E(1)		515	553
American Homes 4 Rent 2015-SFR1
5.64%, 04/17/2052, Series 2015-SFR1, Class E(1)		6,400	6,860
5.89%, 04/17/2052, Series 2015-SFR1, Class F(1)		2,378	2,558
Americredit Automobile Receivables Trust 2018-2
4.01%, 07/18/2024, Series 2018-2, Class D		2,940	3,023
Americredit Automobile Receivables Trust 2018-3
4.04%, 11/18/2024, Series 2018-3, Class D		4,310	4,462
AmeriCredit Automobile Receivables Trust 2019-3
2.58%, 09/18/2025, Series 2019-3, Class D		1,330	1,352
AmeriCredit Automobile Receivables Trust 2020-1
1.80%, 12/18/2025, Series 2020-1, Class D		3,030	3,056
AmeriCredit Automobile Receivables Trust 2020-2
2.13%, 03/18/2026, Series 2020-2, Class D		5,720	5,791
AmeriCredit Automobile Receivables Trust 2020-3
1.49%, 09/18/2026, Series 2020-3, Class D		7,135	7,148
AmeriCredit Automobile Receivables Trust 2021-1
0.89%, 10/19/2026, Series 2021-1, Class C		4,735	4,681
1.21%, 12/18/2026, Series 2021-1, Class D		5,425	5,352
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-R5
0.84% (1 Month LIBOR USD + 0.74%, 0.74% Floor), 07/25/2035, Series 2005-R5, Class M3(2)		561	561
Ammc CLO 19 Ltd.
1.26% (3 Month LIBOR USD + 1.14%, 1.14% Floor), 10/16/2028, Series 2016-19A, Class AR(1)(2)		3,930	3,931
Anchorage Capital CLO 15 Ltd.
1.33% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 07/20/2034, Series 2020-15A, Class AR(1)(2)		250	250
Anchorage Capital CLO 16 Ltd.
0.00% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 01/19/2035, Series 2020-16A, Class A1R(1)(2)(3)		2,870	2,869
Aqua Finance Trust 2021-A
2.40%, 07/17/2046, Series 2021-A, Class B(1)		1,550	1,531
Arbor Realty Commercial Real Estate Notes 2021-FL4 Ltd.
1.44% (1 Month LIBOR USD + 1.35%, 1.35% Floor), 11/15/2036, Series 2021-FL4, Class A(1)(2)		14,220	14,216
Ares European CLO
0.66% (3 Month EURIBOR + 0.66%, 0.66% Floor), 10/15/2030, Series 7A, Class A1RR(1)(2)	EUR	26,500	30,094

Ares LIX CLO Ltd.
1.15% (3 Month LIBOR USD + 1.03%, 1.03% Floor), 04/25/2034, Series 2021-59A, Class A(1)(2)		$6,590	6,588
1.52% (3 Month LIBOR USD + 1.40%, 1.40% Floor), 04/25/2034, Series 2021-59A, Class B1(1)(2)		4,500	4,498
Ares LVIII CLO Ltd.
1.34% (3 Month LIBOR USD + 1.22%, 1.22% Floor), 01/15/2033, Series 2020-58A, Class A(1)(2)		3,420	3,420
Ares LXII CLO Ltd.
0.00% (3 Month LIBOR USD + 1.65%, 1.65% Floor), 01/25/2034, Series 2021-62A, Class B(1)(2)(3)		8,350	8,350
Aurium CLO III DAC
0.67% (3 Month EURIBOR + 0.67%, 0.67% Floor), 04/16/2030, Series 3A, Class AR(1)(2)	EUR	899	1,022
Avis Budget Rental Car Funding AESOP LLC
2.02%, 02/20/2027, Series 2020-2A, Class A(1)		$9,740	9,844
2.35%, 02/20/2028, Series 2021-2A, Class C(1)		3,030	3,006
2.36%, 03/20/2026, Series 2019-3A, Class A(1)		12,120	12,389
2.68%, 08/20/2026, Series 2020-1A, Class B(1)		2,505	2,557
3.35%, 09/22/2025, Series 2019-2A, Class A(1)		1,245	1,304
4.08%, 02/20/2028, Series 2021-2A, Class D(1)		7,500	7,435
Bain Capital Credit CLO 2018-2
1.20% (3 Month LIBOR USD + 1.08%), 07/19/2031, Series 2018-2A, Class A1(1)(2)		250	250
Bain Capital Credit CLO 2020-4 Ltd.
1.54% (3 Month LIBOR USD + 1.41%, 1.41% Floor), 10/20/2033, Series 2020-4A, Class A1(1)(2)		250	251
Bain Capital Euro CLO 2018-2 DAC
0.74% (3 Month EURIBOR + 0.74%, 0.74% Floor), 01/20/2032, Series 2018-2A, Class AR(1)(2)	EUR	24,900	28,214
Ballyrock CLO 15 Ltd.
1.18% (3 Month LIBOR USD + 1.06%, 1.06% Floor), 04/15/2034, Series 2021-1A, Class A1(1)(2)		$10,050	10,047
Barings CLO Ltd. 2013-I
0.93% (3 Month LIBOR USD + 0.80%, 0.80% Floor), 01/20/2028, Series 2013-IA, Class AR(1)(2)		2,395	2,394
Bayview Opportunity Master Fund IVa Trust 2017-RT1
3.00%, 03/28/2057, Series 2017-RT1, Class A1(1)(5)		66	66
Bayview Opportunity Master Fund IVb Trust 2017-RT2
3.50%, 08/28/2057, Series 2017-RT2, Class A(1)(5)		523	518
Bayview Opportunity Master Fund IVb Trust 2017-SPL4
4.75%, 01/28/2055, Series 2017-SPL4, Class B2(1)(5)		655	662
BCMSC Trust 1999-B
6.61%, 12/15/2029, Series 1999-B, Class A1B(5)		3,594	644
BDS 2021-FL10 Ltd.
1.45% (1 Month LIBOR USD + 1.35%, 1.35% Floor), 12/18/2036, Series 2021-FL10, Class A(1)(2)		15,910	15,905
Bear Stearns Asset Backed Securities I Trust 2005-EC1
0.87% (1 Month LIBOR USD + 0.78%, 0.78% Floor), 11/25/2035, Series 2005-EC1, Class M3(2)		8,576	8,564
Bear Stearns Asset Backed Securities I Trust 2007-HE2
0.26% (1 Month LIBOR USD + 0.16%, 0.16% Floor), 02/25/2037, Series 2007-HE2, Class 2A3(2)		5,775	5,733
Benefit Street Partners CLO IV Ltd.
1.68% (3 Month LIBOR USD + 1.55%, 1.55% Floor), 01/20/2032, Series 2014-IVA, Class A2AR(1)(2)		9,595	9,590
Benefit Street Partners CLO X Ltd.
1.34% (3 Month LIBOR USD + 1.21%, 1.21% Floor), 04/20/2034, Series 2016-10A, Class A1RR(1)(2)		12,795	12,792
Benefit Street Partners CLO XX Ltd.
1.31% (3 Month LIBOR USD + 1.17%, 1.17% Floor), 07/15/2034, Series 2020-20A, Class AR(1)(2)		6,155	6,155
Blackbird Capital Aircraft Lease Securitization Ltd. 2016-1
4.21%, 12/16/2041, Series 2016-1A, Class A(1)(4)		1,033	1,014
BlueMountain CLO 2015-2 Ltd.
1.05% (3 Month LIBOR USD + 0.93%, 0.93% Floor), 07/18/2027, Series 2015-2A, Class A1R(1)(2)		1,134	1,134
1.62% (3 Month LIBOR USD + 1.50%, 1.50% Floor), 07/18/2027, Series 2015-2A, Class BR(1)(2)		490	490
BRE Grand Islander Timeshare Issuer 2019-A LLC
3.28%, 09/26/2033, Series 2019-A, Class A(1)		1,700	1,749
Brex Commercial Charge Card Master Trust
2.09%, 07/15/2024, Series 2021-1, Class A(1)		3,335	3,346
BSPRT 2018-FL4 Issuer Ltd.
1.16% (1 Month LIBOR USD + 1.05%, 1.05% Floor), 09/15/2035, Series 2018-FL4, Class A(1)(2)		2,678	2,676
BSPRT 2021-FL7 Issuer Ltd.
1.42% (1 Month LIBOR USD + 1.32%, 1.32% Floor), 12/15/2038, Series 2021-FL7, Class A(1)(2)		5,680	5,683
Business Jet Securities 2021-1 LLC
2.16%, 04/15/2036, Series 2021-1A, Class A(1)		3,068	3,012
California Republic Auto Receivables Trust 2018-1
4.33%, 04/15/2025, Series 2018-1, Class D		2,050	2,091
Capital One Multi-Asset Execution Trust
2.43%, 01/15/2025, Series 2017-A3, Class A3		8,440	8,477
2.84%, 12/15/2024, Series 2019-A1, Class A1		1,290	1,294
Capitalsource Real Estate Loan Trust
0.77% (3 Month LIBOR USD + 0.65%), 01/20/2037, Series 2006-1A, Class C(1)(2)		3,065	2,927
0.87% (3 Month LIBOR USD + 0.75%), 01/20/2037, Series 2006-1A, Class D(1)(2)		1,200	1,103
0.97% (3 Month LIBOR USD + 0.85%), 01/20/2037, Series 2006-1A, Class E(1)(2)		700	422
Carlyle Global Market Strategies CLO 2015-3 Ltd.
1.14% (3 Month LIBOR USD + 1.00%), 07/28/2028, Series 2015-3A, Class A1R(1)(2)		5,020	5,019
Carlyle US CLO 2021-1 Ltd.
1.26% (3 Month LIBOR USD + 1.14%, 1.14% Floor), 04/15/2034, Series 2021-1A, Class A1(1)(2)		1,750	1,750
Carmax Auto Owner Trust 2019-2
3.41%, 10/15/2025, Series 2019-2, Class D		2,055	2,108
Carmax Auto Owner Trust 2019-3
2.85%, 01/15/2026, Series 2019-3, Class D		1,120	1,145
Carmax Auto Owner Trust 2020-1
2.64%, 07/15/2026, Series 2020-1, Class D		2,622	2,669

CarMax Auto Owner Trust 2020-3
2.53%, 01/15/2027, Series 2020-3, Class D	1,510	1,537
CarMax Auto Owner Trust 2020-4
1.75%, 04/15/2027, Series 2020-4, Class D	1,875	1,870
Carmax Auto Owner Trust 2021-1
1.28%, 07/15/2027, Series 2021-1, Class D	825	813
CarMax Auto Owner Trust 2021-3
1.50%, 01/18/2028, Series 2021-3, Class D	2,010	1,974
Carvana Auto Receivables Trust
2.33%, 02/10/2028, Series 2021-P4, Class C	2,720	2,719
Carvana Auto Receivables Trust 2021-N3
1.02%, 06/12/2028, Series 2021-N3, Class C	4,645	4,583
Carvana Auto Receivables Trust 2021-N4
1.72%, 09/11/2028, Series 2021-N4, Class C	2,540	2,539
2.30%, 09/11/2028, Series 2021-N4, Class D	5,760	5,757
Carvana Auto Receivables Trust 2021-P3
1.93%, 10/12/2027, Series 2021-P3, Class C	4,125	4,058
Castlelake Aircraft Securitization Trust 2018-1
4.13%, 06/15/2043, Series 2018-1, Class A(1)	4,289	4,201
CBAM 2019-9 Ltd.
1.40% (3 Month LIBOR USD + 1.28%, 1.28% Floor), 02/12/2030, Series 2019-9A, Class A(1)(2)	12,395	12,401
Centex Home Equity Loan Trust 2005-B
0.75% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 03/25/2035, Series 2005-B, Class M2(2)	4,794	4,787
Centex Home Equity Loan Trust 2005-D
1.06% (1 Month LIBOR USD + 0.96%, 0.96% Floor), 10/25/2035, Series 2005-D, Class M5(2)	2,131	2,133
CHEC Loan Trust 2004-2
1.06% (1 Month LIBOR USD + 0.96%, 0.96% Floor), 06/25/2034, Series 2004-2, Class M1(2)	1,095	1,096
CIFC Funding 2015-IV Ltd.
1.20% (3 Month LIBOR USD + 1.07%, 1.07% Floor), 04/20/2034, Series 2015-4A, Class A1A2(1)(2)	19,600	19,617
CIFC Funding 2019-V Ltd.
1.38% (3 Month LIBOR USD + 1.14%, 1.14% Floor), 01/15/2035, Series 2019-5A, Class A1R1(1)(2)	3,350	3,350
Citigroup Mortgage Loan Trust 2007-AHL1
0.24% (1 Month LIBOR USD + 0.14%, 0.14% Floor), 12/25/2036, Series 2007-AHL1, Class A2B(2)	664	662
Citigroup Mortgage Loan Trust, Inc.
0.73% (1 Month LIBOR USD + 0.63%, 0.63% Floor), 02/25/2035, Series 2005-OPT1, Class M1(2)	2,015	1,979
1.00% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 09/25/2035, Series 2005-HE3, Class M4(2)	7,900	7,870
1.00% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 10/25/2035, Series 2005-HE4, Class M4(2)	14,327	13,961
CLI Funding VI LLC
2.07%, 10/18/2045, Series 2020-3A, Class A(1)	3,970	3,940
CLI Funding VIII LLC
1.64%, 02/18/2046, Series 2021-1A, Class A(1)	4,153	4,056
College Ave Student Loans 2021-A LLC
2.92%, 07/25/2051, Series 2021-A, Class C(1)	480	480
College Avenue Student Loans 2018-A LLC
1.30% (1 Month LIBOR USD + 1.20%), 12/26/2047, Series 2018-A, Class A1(1)(2)	1,527	1,541
4.13%, 12/26/2047, Series 2018-A, Class A2(1)	2,082	2,158
College Avenue Student Loans LLC
1.75% (1 Month LIBOR USD + 1.65%, 1.65% Floor), 11/26/2046, Series 2017-A, Class A1(1)(2)	2,853	2,886
Commonbond Student Loan Trust 2020-1
1.69%, 10/25/2051, Series 2020-1, Class A(1)	2,394	2,340
Conseco Finance Securitizations Corp.
7.97%, 05/01/2032, Series 2000-4, Class A5	734	194
8.06%, 09/01/2029, Series 2000-1, Class A5(5)	13,024	3,727
8.31%, 05/01/2032, Series 2000-4, Class A6(5)	8,505	2,345
Conseco Financial Corp.
7.70%, 05/15/2027(5)	4,139	4,053
CoreVest American Finance 2018-1 Trust
3.80%, 06/15/2051, Series 2018-1, Class A(1)	752	762
CoreVest American Finance 2018-2 Trust
4.03%, 11/15/2052, Series 2018-2, Class A(1)	14,642	15,130
Corevest American Finance 2019-3 Trust
2.71%, 10/15/2052, Series 2019-3, Class A(1)	2,094	2,139
3.16%, 10/15/2052, Series 2019-3, Class B(1)	1,470	1,526
Corevest American Finance 2021-1 Trust
2.80%, 04/15/2053, Series 2021-1, Class C(1)	1,525	1,515
CoreVest American Finance 2021-2 Trust
2.48%, 07/15/2054, Series 2021-2, Class C(1)	3,100	2,983
CoreVest American Finance 2021-3 Trust
3.47%, 10/15/2054, Series 2021-3, Class D(1)	1,630	1,629
Countrywide Asset-Backed Certificates
0.28% (1 Month LIBOR USD + 0.18%, 0.18% Floor), 06/25/2047, Series 2007-10, Class 1A1(2)	30,607	29,764
0.32% (1 Month LIBOR USD + 0.22%, 0.22% Floor), 08/25/2037, Series 2007-2, Class 2A4(2)	25,730	24,421
0.32% (1 Month LIBOR USD + 0.22%, 0.22% Floor), 05/25/2047, Series 2006-22, Class 2A4(2)	9,413	9,174
0.35% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 01/25/2046, Series 2006-8, Class 2A4(2)	22,394	21,993
0.35% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 02/25/2036, Series 2007-9, Class 2A4(2)	955	938
0.39% (1 Month LIBOR USD + 0.29%, 0.29% Floor), 06/25/2037, Series 2007-BC2, Class 2A4(2)	7,463	7,362
0.58% (1 Month LIBOR USD + 0.48%, 0.48% Floor), 03/25/2036, Series 2005-AB4, Class 1A(2)	2,098	2,089
0.69% (1 Month LIBOR USD + 0.59%, 0.59% Floor), 04/25/2036, Series 2006-BC1, Class M3(2)	1,000	927
0.73% (1 Month LIBOR USD + 0.63%, 0.63% Floor), 06/25/2036, Series 2006-2, Class M2(2)	23,500	23,091
0.84% (1 Month LIBOR USD + 0.74%, 0.74% Floor), 02/25/2036, Series 2005-12, Class M2(2)	1,588	1,587
1.53% (1 Month LIBOR USD + 1.43%, 1.43% Floor), 06/25/2035, Series 2004-14, Class M4(2)	5,166	5,192

CPS Auto Receivables Trust 2017-C
3.79%, 06/15/2023, Series 2017-C, Class D(1)	30	30
CPS Auto Receivables Trust 2017-D
3.73%, 09/15/2023, Series 2017-D, Class D(1)	164	165
CPS Auto Receivables Trust 2018-B
4.26%, 03/15/2024, Series 2018-B, Class D(1)	954	966
CPS Auto Receivables Trust 2020-C
1.71%, 08/17/2026, Series 2020-C, Class C(1)	1,070	1,075
Credit Acceptance Auto Loan Trust 2019-1
3.94%, 06/15/2028, Series 2019-1A, Class C(1)	9,810	9,956
Credit Acceptance Auto Loan Trust 2020-2
2.73%, 11/15/2029, Series 2020-2A, Class C(1)	1,935	1,973
Credit Acceptance Auto Loan Trust 2021-3
1.63%, 09/16/2030, Series 2021-3A, Class C(1)	2,360	2,326
Credit Acceptance Auto Loan Trust 2021-4
1.94%, 02/18/2031, Series 2021-4, Class C(1)	5,235	5,189
Credit-Based Asset Servicing & Securitization LLC
0.40% (1 Month LIBOR USD + 0.30%, 0.30% Floor), 10/25/2036, Series 2006-CB8, Class A2C(2)	12,388	11,827
Crown City CLO II
1.51% (3 Month LIBOR USD + 1.38%, 1.38% Floor), 01/20/2032, Series 2020-2A, Class A1A(1)(2)	1,000	1,000
Crown City CLO III
1.29% (3 Month LIBOR USD + 1.17%, 1.17% Floor), 07/20/2034, Series 2021-1A, Class A1A(1)(2)	250	250
Crown Point CLO 10 Ltd.
0.00% (3 Month LIBOR USD + 1.17%, 1.17% Floor), 07/20/2034, Series 2021-10A, Class A(1)(2)(3)	250	250
CVS Pass-Through Trust
6.94%, 01/10/2030	871	1,032
CWABS Asset-Backed Certificates Trust 2005-7
1.15% (1 Month LIBOR USD + 1.05%, 1.05% Floor), 11/25/2035, Series 2005-7, Class MV4(2)	238	238
CWABS Revolving Home Equity Loan Trust Series 2004-T
0.35% (1 Month LIBOR USD + 0.24%, 0.24% Floor, 16.00% Cap), 02/15/2030, Series 2004-T, Class 2A(2)	4,168	4,131
CWABS, Inc. Asset-backed Certificates Series 2007-12
0.84% (1 Month LIBOR USD + 0.74%, 0.74% Floor), 08/25/2047, Series 2007-12, Class 1A1(2)	4,097	4,053
CWHEQ Revolving Home Equity Loan Resuritization Trust Series 2006-RES
0.30% (1 Month LIBOR USD + 0.19%, 0.19% Floor, 16.00% Cap), 05/15/2035, Series 2006-RES, Class 5B1B(1)(2)	371	365
DB Master Finance LLC
4.03%, 11/20/2047, Series 2017-1A, Class A2II(1)	2,114	2,206
4.35%, 05/20/2049, Series 2019-1A, Class A23(1)	3,679	3,938
Dell Equipment Finance Trust 2020-2
1.37%, 01/22/2024, Series 2020-2, Class C(1)	4,930	4,936
1.92%, 03/23/2026, Series 2020-2, Class D(1)	500	504
Domino’s Pizza Master Issuer LLC
2.66%, 04/25/2051, Series 2021-1A, Class A2I(1)	11,567	11,616
3.67%, 10/25/2049, Series 2019-1A, Class A2(1)	6,379	6,714
4.12%, 07/25/2047, Series 2017-1A, Class A23(1)	4,187	4,381
4.33%, 07/25/2048, Series 2018-1A, Class A2II(1)	2,415	2,540
Drive Auto Receivables Trust
4.30%, 09/16/2024, Series 2018-3, Class D	1,479	1,497
Drive Auto Receivables Trust 2018-5
4.30%, 04/15/2026, Series 2018-5, Class D	2,685	2,751
Drive Auto Receivables Trust 2019-1
4.09%, 06/15/2026, Series 2019-1, Class D	3,590	3,669
Drive Auto Receivables Trust 2021-1
1.45%, 01/16/2029, Series 2021-1, Class D	6,530	6,497
Dryden 30 Senior Loan Fund
0.98% (3 Month LIBOR USD + 0.82%), 11/15/2028, Series 2013-30A, Class AR(1)(2)	1,093	1,093
Dryden 36 Senior Loan Fund
1.14% (3 Month LIBOR USD + 1.02%, 1.02% Floor), 04/15/2029, Series 2014-36A, Class AR3(1)(2)	9,868	9,874
Dryden 86 CLO Ltd.
1.22% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 07/17/2034, Series 2020-86A, Class A1R(1)(2)	8,050	8,048
Dryden XXVI Senior Loan Fund
1.02% (3 Month LIBOR USD + 0.90%), 04/15/2029, Series 2013-26A, Class AR(1)(2)	4,363	4,363
DT Auto Owner Trust 2018-2
4.15%, 03/15/2024, Series 2018-2A, Class D(1)	554	559
DT Auto Owner Trust 2019-3
2.96%, 04/15/2025, Series 2019-3A, Class D(1)	1,635	1,669
DT Auto Owner Trust 2020-3
1.47%, 06/15/2026, Series 2020-3A, Class C(1)	3,850	3,859
DT Auto Owner Trust 2021-1
1.16%, 11/16/2026, Series 2021-1A, Class D(1)	2,650	2,612
DT Auto Owner Trust 2021-2
1.50%, 02/16/2027, Series 2021-2A, Class D(1)	2,250	2,225
DT Auto Owner Trust 2021-4
1.99%, 09/15/2027, Series 2021-4A, Class D(1)	6,980	6,944
Eaton Vance CLO 2019-1 Ltd.
1.22% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 04/15/2031, Series 2019-1A, Class AR(1)(2)	23,000	22,994
ECAF I Ltd.
3.47%, 06/15/2040, Series 2015-1A, Class A1(1)	266	255
ECMC Group Student Loan Trust
1.10% (1 Month LIBOR USD + 1.00%), 07/25/2069, Series 2019-1A, Class A1B(1)(2)	905	914
ECMC Group Student Loan Trust 2017-2
1.15% (1 Month LIBOR USD + 1.05%), 05/25/2067, Series 2017-2A, Class A(1)(2)	7,423	7,523

Elara HGV Timeshare Issuer 2021-A LLC
2.09%, 08/27/2035, Series 2021-A, Class C(1)		683	671
ELFI Graduate Loan Program 2019-A LLC
2.54%, 03/25/2044, Series 2019-A, Class A(1)		2,150	2,171
ELFI Graduate Loan Program 2021-A LLC
2.09%, 12/26/2046, Series 2021-A, Class B(1)		605	601
Ellington Loan Acquisition Trust 2007-1
1.20% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 05/25/2037, Series 2007-1, Class A1(1)(2)		766	766
Exeter Automobile Receivables Trust 2020-2
4.73%, 04/15/2026, Series 2020-2A, Class D(1)		3,090	3,239
Exeter Automobile Receivables Trust 2020-3
1.73%, 07/15/2026, Series 2020-3A, Class D		1,175	1,184
Exeter Automobile Receivables Trust 2021-2
1.08%, 11/16/2026, Series 2021-1A, Class D		2,515	2,484
Fieldstone Mortgage Investment Trust Series 2005-1
1.23% (1 Month LIBOR USD + 1.13%, 1.13% Floor, 12.25% Cap), 03/25/2035, Series 2005-1, Class M5(2)		724	723
Fieldstone Mortgage Investment Trust Series 2006-3
0.37% (1 Month LIBOR USD + 0.28%, 0.28% Floor, 12.25% Cap), 11/25/2036, Series 2006-3, Class 1A(2)		4,865	4,629
First Franklin Mortgage Loan Trust 2002-FF4
1.22% (1 Month LIBOR USD + 1.13%, 1.13% Floor), 02/25/2033, Series 2002-FF4, Class 1A2(2)		4,157	4,148
First Franklin Mortgage Loan Trust 2003-FFH2
1.75% (1 Month LIBOR USD + 1.65%, 1.65% Floor), 02/25/2034, Series 2003-FFH2, Class M1A(2)		5,538	5,563
First Franklin Mortgage Loan Trust 2004-FF7
2.28% (1 Month LIBOR USD + 2.18%, 2.18% Floor), 09/25/2034, Series 2004-FF7, Class M5(2)		854	899
First Franklin Mortgage Loan Trust 2006-FF16
0.52% (1 Month LIBOR USD + 0.42%, 0.42% Floor), 12/25/2036, Series 2006-FF16, Class 2A4(2)		5,673	3,239
First Franklin Mortgage Loan Trust 2006-FF17
0.25% (1 Month LIBOR USD + 0.15%, 0.15% Floor), 12/25/2036, Series 2006-FF17, Class A5(2)		3,469	3,373
First Franklin Mortgage Loan Trust 2006-FF2
0.70% (1 Month LIBOR USD + 0.60%, 0.60% Floor), 02/25/2036, Series 2006-FF2, Class A5(2)		10,536	10,248
First Investors Auto Owner Trust 2018-1
4.11%, 06/17/2024, Series 2018-1A, Class D(1)		498	502
First Investors Auto Owner Trust 2019-2
2.71%, 12/15/2025, Series 2019-2A, Class C(1)		1,254	1,274
FirstKey Homes 2020-SFR1 Trust
2.24%, 08/17/2037, Series 2020-SFR1, Class D(1)		1,590	1,570
2.79%, 08/17/2037, Series 2020-SFR1, Class E(1)		805	805
FirstKey Homes 2021-SFR1 Trust
2.39%, 08/17/2038, Series 2021-SFR1, Class E1(1)		4,795	4,684
2.49%, 08/17/2038, Series 2021-SFR1, Class E2(1)		4,055	3,973
FirstKey Homes 2021-SFR2 Trust
2.26%, 09/17/2038, Series 2021-SFR2, Class E1(1)		4,070	3,964
2.36%, 09/17/2038, Series 2021-SFR2, Class E2(1)		2,000	1,945
Flagship Credit Auto Trust 2018-1
3.86%, 04/15/2024, Series 2018-1, Class D(1)		1,285	1,310
Flagship Credit Auto Trust 2018-2
4.23%, 09/16/2024, Series 2018-2, Class D(1)		1,580	1,629
Flagship Credit Auto Trust 2019-3
2.86%, 12/15/2025, Series 2019-3, Class D(1)		2,235	2,282
Flagship Credit Auto Trust 2020-4
2.18%, 02/16/2027, Series 2020-4, Class D(1)		8,135	8,186
Flagship Credit Auto Trust 2021-1
1.27%, 03/15/2027, Series 2021-1, Class D(1)		1,480	1,443
Flagship Credit Auto Trust 2021-2
1.59%, 06/15/2027, Series 2021-2, Class D(1)		3,085	3,039
Flagship Credit Auto Trust 2021-4
1.96%, 12/15/2027, Series 2021-4, Class C(1)		5,215	5,198
Flatiron CLO 19 Ltd.
0.00% (3 Month LIBOR USD + 1.08%, 1.08% Floor), 11/16/2034, Series 2019-1A, Class AR(1)(2)(3)		500	500
Ford Auto Securitization Trust
2.47%, 02/15/2025, Series 2019-BA, Class A3(1)	CAD	4,925	3,950
2.55%, 09/15/2024, Series 2019-AA, Class A3(1)		5,725	4,585
2.76%, 04/15/2028, Series 2020-AA, Class C(1)		290	231
Ford Credit Auto Owner Trust 2018-A
3.16%, 10/15/2023, Series 2018-A, Class A4		$4,866	4,881
Ford Credit Auto Owner Trust 2020-B
0.56%, 10/15/2024, Series 2020-B, Class A3		9,923	9,922
Ford Credit Auto Owner Trust 2020-C
0.41%, 07/15/2025, Series 2020-C, Class A3		9,560	9,514
Ford Credit Auto Owner Trust 2021-A
0.30%, 08/15/2025, Series 2021-A, Class A3		17,415	17,300
Ford Credit Floorplan Master Owner Trust A
1.32%, 09/15/2027, Series 2020-2, Class B		4,235	4,167
Foursight Capital Automobile Receivables Trust 2021-1
1.32%, 03/15/2027, Series 2021-1, Class D(1)		4,890	4,792
Foursight Capital Automobile Receivables Trust 2021-2
1.92%, 09/15/2027, Series 2021-2, Class D(1)		3,280	3,226
FREED ABS Trust 2021-2
1.94%, 06/19/2028, Series 2021-2, Class C(1)		885	886
FREED ABS Trust 2021-3FP
2.37%, 11/20/2028, Series 2021-3FP, Class D(1)		3,655	3,597

Fremont Home Loan Trust 2004-4
0.90% (1 Month LIBOR USD + 0.80%, 0.80% Floor), 03/25/2035, Series 2004-4, Class M1(2)		24,853	24,541
Fremont Home Loan Trust 2004-C
1.08% (1 Month LIBOR USD + 0.98%, 0.98% Floor), 08/25/2034, Series 2004-C, Class M1(2)		8,215	8,184
Fremont Home Loan Trust 2005-1
1.26% (1 Month LIBOR USD + 1.16%, 1.16% Floor), 06/25/2035, Series 2005-1, Class M6(2)		3,072	2,972
Fremont Home Loan Trust 2005-2
0.85% (1 Month LIBOR USD + 0.75%, 0.75% Floor), 06/25/2035, Series 2005-2, Class M3(2)		2,781	2,773
Fremont Home Loan Trust 2005-C
1.03% (1 Month LIBOR USD + 0.93%, 0.93% Floor), 07/25/2035, Series 2005-C, Class M4(2)		6,749	6,454
FRTKL 2021-SFR1
2.37%, 09/17/2038, Series 2021-SFR1, Class E1(1)		1,420	1,385
2.52%, 09/17/2038, Series 2021-SFR1, Class E2(1)		1,190	1,160
Gallatin CLO IX 2018-1 Ltd.
1.18% (3 Month LIBOR USD + 1.05%, 1.05% Floor), 01/21/2028, Series 2018-1A, Class A(1)(2)		8,165	8,168
Gallatin CLO VIII 2017-1 Ltd.
1.18% (3 Month LIBOR USD + 1.09%, 1.09% Floor), 07/15/2031, Series 2017-1A, Class A1R(1)(2)		34,600	34,600
Generate CLO 5 Ltd.
1.31% (3 Month LIBOR USD + 1.18%), 10/22/2031, Series 5A, Class A(1)(2)		500	500
Generate CLO 6 Ltd.
1.45% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 01/22/2035, Series 6A, Class A1R(1)(2)		750	750
Generate CLO 7 Ltd.
1.50% (3 Month LIBOR USD + 1.37%, 1.37% Floor), 01/22/2033, Series 7A, Class A1(1)(2)		1,400	1,400
GLS Auto Receivables Issuer Trust 2020-1
2.17%, 02/15/2024, Series 2020-1A, Class A(1)		975	977
GLS Auto Receivables Issuer Trust 2021-4
2.48%, 10/15/2027, Series 2021-4A, Class D(1)		15,090	15,092
GLS Auto Receivables Trust
1.42%, 04/15/2027, Series 2021-2A, Class D(1)		5,235	5,148
GM Financial Automobile Leasing Trust 2020-3
1.11%, 10/21/2024, Series 2020-3, Class C		2,675	2,682
GM Financial Consumer Automobile Receivables Trust 2019-4
1.75%, 07/16/2024, Series 2019-4, Class A3		2,903	2,920
GM Financial Consumer Automobile Receivables Trust 2021-1
0.35%, 10/16/2025, Series 2021-1, Class A3		6,540	6,498
GM Financial Consumer Automobile Receivables Trust 2021-2
0.51%, 04/16/2026, Series 2021-2, Class A3		16,035	15,924
GM Financial Leasing Trust
1.01%, 07/21/2025, Series 2021-1, Class D		3,055	3,031
GMF Floorplan Owner Revolving Trust
1.31%, 10/15/2025, Series 2020-2, Class C(1)		3,040	3,030
1.48%, 08/15/2025, Series 2020-1, Class C(1)		735	738
3.30%, 04/15/2026, Series 2019-2, Class C(1)		6,875	7,112
Goldentree Loan Management US CLO 10 Ltd.
1.23% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 07/20/2034, Series 2021-10A, Class A(1)(2)		1,000	998
GoldenTree Loan Opportunities IX Ltd.
1.24% (3 Month LIBOR USD + 1.11%, 1.11% Floor), 10/29/2029, Series 2014-9A, Class AR2(1)(2)		11,000	10,999
Golub Capital Partners CLO 51M Ltd.
0.00% (3 Month LIBOR USD + 1.55%, 1.55% Floor), 05/05/2034, Series 2021-51A, Class A(1)(2)(3)		25,300	25,261
Greystone Commercial Real Estate Notes 2019-FL2 Ltd.
1.29% (1 Month LIBOR USD + 1.18%, 1.18% Floor), 09/15/2037, Series 2019-FL2, Class A(1)(2)		1,900	1,899
GSAMP Trust 2005-AHL
1.08% (1 Month LIBOR USD + 0.98%, 0.98% Floor), 04/25/2035, Series 2005-AHL, Class M2(2)		4,416	4,395
GSAMP Trust 2007-FM2
0.16% (1 Month LIBOR USD + 0.06%, 0.06% Floor), 01/25/2037, Series 2007-FM2, Class A2A(2)		1,715	1,236
Gulf Stream Meridian 3 Ltd.
1.44% (3 Month LIBOR USD + 1.32%, 1.32% Floor), 04/15/2034, Series 2021-IIIA, Class A1(1)(2)		3,200	3,206
Gulf Stream Meridian 4 Ltd.
1.32% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 07/15/2034, Series 2021-4A, Class A1(1)(2)		1,250	1,250
Hardee’s Funding LLC
2.87%, 06/20/2051, Series 2021-1A, Class A2(1)		4,766	4,687
4.96%, 06/20/2048, Series 2018-1A, Class A2II(1)		4,170	4,375
Harley Marine Financing LLC
5.68%, 05/15/2043, Series 2018-1A, Class A2(1)		887	879
Harvest CLO XXI DAC
0.76% (3 Month EURIBOR + 0.76%, 0.76% Floor), 07/15/2031, Series 21A, Class A1R(1)(2)	EUR	34,400	38,965
1.04%, 07/15/2031, Series 21A, Class A2R(1)		4,100	4,619
Harvest SBA Loan Trust 2018-1
2.34% (1 Month LIBOR USD + 2.25%), 08/25/2044, Series 2018-1, Class A(1)(2)		$5,400	5,348
Hilton Grand Vacations Trust 2017-A
2.66%, 12/26/2028, Series 2017-AA, Class A(1)		88	89
2.96%, 12/26/2028, Series 2017-AA, Class B(1)		40	41
Home Partners of America 2019-1 Trust
3.41%, 09/17/2039, Series 2019-1, Class D(1)		1,265	1,281
Home Partners of America 2019-2 Trust
3.12%, 10/19/2039, Series 2019-2, Class D(1)		1,211	1,174
Home Partners of America 2021-1 Trust
2.58%, 09/17/2041, Series 2021-1, Class E(1)		854	833
Home Partners of America 2021-2 Trust
2.85%, 12/17/2026, Series 2021-2, Class E1(1)		8,795	8,562
2.95%, 12/17/2026, Series 2021-2, Class E2(1)		4,397	4,273

Home Partners of America 2021-3 Trust
2.20%, 01/17/2041, Series 2021-3, Class A(1)	17,000	16,945
Honda Auto Receivables 2019-4 Owner Trust
1.83%, 01/18/2024, Series 2019-4, Class A3	1,202	1,211
Honda Auto Receivables 2020-1 Owner Trust
1.61%, 04/22/2024, Series 2020-1, Class A3	8,433	8,493
Honda Auto Receivables 2020-3 Owner Trust
0.37%, 10/18/2024, Series 2020-3, Class A3	7,490	7,469
Honda Auto Receivables 2021-1 Owner Trust
0.27%, 04/21/2025, Series 2021-1, Class A3	10,365	10,309
Horizon Aircraft Finance II Ltd.
3.72%, 07/15/2039, Series 2019-1, Class A(1)	1,257	1,232
HPEFS Equipment Trust
2.00%, 07/22/2030, Series 2020-2A, Class C(1)	1,030	1,041
HPEFS Equipment Trust 2019-1
2.49%, 09/20/2029, Series 2019-1A, Class C(1)	970	977
HPEFS Equipment Trust 2020-1
2.26%, 02/20/2030, Series 2020-1A, Class D(1)	1,900	1,924
HPEFS Equipment Trust 2021-1
1.03%, 03/20/2031, Series 2021-1A, Class D(1)	1,775	1,751
Huntington CDO Ltd.
0.64% (3 Month LIBOR USD + 0.50%), 11/05/2040, Series 2005-1A, Class A2(1)(2)	11,565	11,256
Invitation Homes 2018-SFR1 Trust
1.06% (1 Month LIBOR USD + 0.95%), 03/17/2037, Series 2018-SFR1, Class B(1)(2)	7,699	7,693
Invitation Homes 2018-SFR2 Trust
1.19% (1 Month LIBOR USD + 1.08%, 1.08% Floor), 06/17/2037, Series 2018-SFR2, Class B(1)(2)	1,740	1,738
Invitation Homes 2018-SFR3 Trust
1.26% (1 Month LIBOR USD + 1.15%, 1.15% Floor), 07/17/2037, Series 2018-SFR3, Class B(1)(2)	215	215
IXIS Real Estate Capital Trust 2005-HE2
1.08% (1 Month LIBOR USD + 0.98%, 0.98% Floor), 09/25/2035, Series 2005-HE2, Class M5(2)	5,805	5,802
JP Morgan Mortgage Acquisition Corp. 2005-FRE1
0.75% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 10/25/2035, Series 2005-FRE1, Class M2(2)	7,044	6,915
JP Morgan Mortgage Acquisition Corp. 2006-FRE2
0.64% (1 Month LIBOR USD + 0.54%, 0.54% Floor), 02/25/2036, Series 2006-FRE2, Class M2(2)	8,467	8,081
JP Morgan Mortgage Acquisition Trust 2006-CW1
0.54% (1 Month LIBOR USD + 0.44%, 0.44% Floor), 05/25/2036, Series 2006-CW1, Class M2(2)	11,322	10,721
JP Morgan Mortgage Acquisition Trust 2006-WMC4
0.22% (1 Month LIBOR USD + 0.12%, 0.12% Floor), 12/25/2036, Series 2006-WMC4, Class A3(2)	20,821	13,258
0.25% (1 Month LIBOR USD + 0.15%, 0.15% Floor), 12/25/2036, Series 2006-WMC4, Class A4(2)	18,962	12,143
JP Morgan Mortgage Acquisition Trust 2007-CH3
0.36% (1 Month LIBOR USD + 0.26%, 0.26% Floor), 03/25/2037, Series 2007-CH3, Class A5(2)	17,721	17,597
Kestrel Aircraft Funding Ltd.
4.25%, 12/15/2038, Series 2018-1A, Class A(1)	3,044	2,974
KKR CLO 29 Ltd.
1.62% (3 Month LIBOR USD + 1.50%, 1.50% Floor), 01/15/2032, Series 29A, Class B(1)(2)	8,540	8,536
Laurel Road Prime Student Loan Trust 2020-A
1.40%, 11/25/2050, Series 2020-A, Class A2FX(1)	6,479	6,455
Legacy Mortgage Asset Trust 2019-GS2
3.75%, 01/25/2059, Series 2019-GS2, Class A1(1)(4)	179	180
Legacy Mortgage Asset Trust 2019-GS3
3.75%, 04/25/2059, Series 2019-GS3, Class A1(1)(4)	1,971	1,977
Legacy Mortgage Asset Trust 2019-GS4
3.44%, 05/25/2059, Series 2019-GS4, Class A1(1)(4)	4,053	4,055
Lehman XS Trust 2007-6
0.52% (1 Month LIBOR USD + 0.42%, 0.42% Floor), 05/25/2037, Series 2007-6, Class 2A1(2)	8,914	7,899
LoanCore 2019-CRE2 Issuer Ltd.
1.24% (1 Month LIBOR USD + 1.13%, 1.13% Floor), 05/15/2036, Series 2019-CRE2, Class A(1)(2)	1,356	1,356
Long Beach Mortgage Loan Trust 2004-6
1.30% (1 Month LIBOR USD + 1.20%, 1.20% Floor), 11/25/2034, Series 2004-6, Class M1(2)	21,848	21,493
Long Beach Mortgage Loan Trust 2005-WL2
0.88% (1 Month LIBOR USD + 0.78%, 0.78% Floor), 08/25/2035, Series 2005-WL2, Class M3(2)	10,000	9,950
Long Beach Mortgage Loan Trust 2006-WL1
0.73% (1 Month LIBOR USD + 0.63%, 0.63% Floor), 01/25/2046, Series 2006-WL1, Class M1(2)	15,000	14,753
LP Credit Card ABS Master Trust
1.64% (1 Month LIBOR USD + 1.55%), 08/20/2024, Series 2018-1, Class A(1)(2)	1,315	1,316
Madison Park Funding XLVII Ltd.
1.97% (3 Month LIBOR USD + 1.85%, 1.85% Floor), 01/19/2034, Series 2020-47A, Class B(1)(2)	500	500
Madison Park Funding XVIII Ltd.
1.06% (3 Month LIBOR USD + 0.94%, 0.94% Floor), 10/21/2030, Series 2015-18A, Class ARR(1)(2)	5,185	5,169
Madison Park Funding XXXIII Ltd.
1.45% (3 Month LIBOR USD + 1.33%, 1.33% Floor), 10/15/2032, Series 2019-33A, Class A(1)(2)	4,180	4,181
Madison Park Funding XXXIX Ltd.
1.78% (3 Month LIBOR USD + 1.65%, 1.65% Floor), 10/22/2034, Series 2021-39A, Class B(1)(2)	25,900	25,887
Magnetite XXV Ltd.
1.32% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 01/25/2032, Series 2020-25A, Class A(1)(2)	18,000	18,000
MAPS 2018-1 Ltd.
4.21%, 05/15/2043, Series 2018-1A, Class A(1)	5,500	5,386
MAPS 2019-1 Ltd.
4.46%, 03/15/2044, Series 2019-1A, Class A(1)	1,402	1,378
MAPS 2021-1 Trust
2.52%, 06/15/2046, Series 2021-1A, Class A(1)	13,509	13,373

Marlette Funding Trust 2019-4
2.39%, 12/17/2029, Series 2019-4A, Class A(1)	86	86
Marlette Funding Trust 2021-2
1.50%, 09/15/2031, Series 2021-2A, Class C(1)	1,120	1,103
Marlette Funding Trust 2021-3
1.81%, 12/15/2031, Series 2021-3A, Class C(1)	2,145	2,112
MASTR Asset Backed Securities Trust 2004-WMC1
0.88% (1 Month LIBOR USD + 0.78%, 0.78% Floor), 02/25/2034, Series 2004-WMC1, Class M1(2)	1,132	1,133
MASTR Specialized Loan Trust
0.62% (1 Month LIBOR USD + 0.52%, 0.52% Floor), 02/25/2036, Series 2006-2, Class A(1)(2)	581	568
Mercury Financial Credit Card Master Trust
1.54%, 03/20/2026, Series 2021-1A, Class A(1)	4,880	4,875
4.21%, 03/20/2026, Series 2021-1A, Class C(1)	5,000	5,027
Merlin Aviation Holdings DAC
4.50%, 12/15/2032, Series 2016-1, Class A(1)(4)	1,556	1,411
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2
0.34% (1 Month LIBOR USD + 0.24%, 0.24% Floor), 05/25/2037, Series 2007-2, Class A2C(2)	2,376	1,908
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-5
1.10% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 10/25/2037, Series 2007-5, Class 2A2(2)	17,355	16,830
Merrill Lynch Mortgage Investors Trust Series 2006-OPT1
0.25% (1 Month LIBOR USD + 0.15%, 0.15% Floor), 08/25/2037, Series 2006-OPT1, Class A1(2)	13,978	13,518
METAL 2017-1 LLC
4.58%, 10/15/2042, Series 2017-1, Class A(1)	3,202	2,861
MF1 2020-FL4 Ltd.
1.86% (30-day Average Secured Overnight Financing Rate + 1.81%, 1.70% Floor), 11/15/2035, Series 2020-FL4, Class A(1)(2)	29,500	29,616
Midocean Credit CLO VIII
1.21% (3 Month LIBOR USD + 1.05%, 1.05% Floor), 02/20/2031, Series 2018-8A, Class A1R(1)(2)	27,400	27,393
Mill City Mortgage Loan Trust 2016-1
2.50%, 04/25/2057, Series 2016-1, Class A1(1)(5)	10	10
Mill City Mortgage Loan Trust 2017-2
2.75%, 07/25/2059, Series 2017-2, Class A1(1)(5)	150	151
Mill City Mortgage Loan Trust 2018-1
3.25%, 05/25/2062, Series 2018-1, Class A1(1)(5)	2,360	2,396
Mill City Mortgage Loan Trust 2018-2
3.75%, 05/25/2058, Series 2018-2, Class M1(1)(5)	494	516
Mill City Mortgage Loan Trust 2018-3
3.47%, 08/25/2058, Series 2018-3, Class A1(1)(5)	1,435	1,464
Mission Lane Credit Card Master Trust
2.24%, 09/15/2026, Series 2021-A, Class B(1)	1,195	1,189
Morgan Stanley ABS Capital I, Inc. Trust 2005-WMC2
1.03% (1 Month LIBOR USD + 0.93%, 0.93% Floor), 02/25/2035, Series 2005-WMC2, Class M4(2)	1,569	1,571
Morgan Stanley ABS Capital I, Inc. Trust 2006-HE8
0.23% (1 Month LIBOR USD + 0.13%, 0.13% Floor), 10/25/2036, Series 2006-HE8, Class A1(2)	535	506
Morgan Stanley Capital I, Inc. Trust 2006-HE1
0.68% (1 Month LIBOR USD + 0.58%, 0.58% Floor), 01/25/2036, Series 2006-HE1, Class A4(2)	7,414	7,334
Morgan Stanley Mortgage Loan Trust 2006-15XS
6.70%, 11/25/2036, Series 2006-15XS, Class A4A(4)	12,874	4,459
Morgan Stanley Mortgage Loan Trust 2007-8XS
0.63% (1 Month LIBOR USD + 0.53%, 0.53% Floor, 6.25% Cap), 04/25/2037, Series 2007-8XS, Class A5(2)	20,664	8,865
0.64% (1 Month LIBOR USD + 0.54%, 0.54% Floor, 6.26% Cap), 04/25/2037, Series 2007-8XS, Class A9(2)	1,995	856
Mountain View CLO 2017-1 LLC
1.21% (3 Month LIBOR USD + 1.09%, 1.09% Floor), 10/16/2029, Series 2017-1A, Class AR(1)(2)	13,900	13,903
Mountain View CLO X Ltd.
0.94% (3 Month LIBOR USD + 0.82%, 0.82% Floor), 10/13/2027, Series 2015-10A, Class AR(1)(2)	628	628
MVW 2020-1 LLC
4.21%, 10/20/2037, Series 2020-1A, Class C(1)	416	426
MVW 2021-1W LLC
1.94%, 01/22/2041, Series 2021-1WA, Class C(1)	707	696
MVW 2021-2 LLC
2.23%, 05/20/2039, Series 2021-2A, Class C(1)	14,210	14,124
MVW Owner Trust 2017-1
2.75%, 12/20/2034, Series 2017-1A, Class B(1)	47	47
MVW Owner Trust 2019-1
3.33%, 11/20/2036, Series 2019-1A, Class C(1)	255	257
Nassau 2017-I Ltd.
1.27% (3 Month LIBOR USD + 1.15%), 10/15/2029, Series 2017-IA, Class A1AS(1)(2)	15,200	15,220
National Collegiate Student Loan Trust 2004-2
0.58% (1 Month LIBOR USD + 0.48%), 12/26/2033, Series 2004-2, Class A51(2)	1,384	1,383
National Collegiate Student Loan Trust 2005-3
0.47% (1 Month LIBOR USD + 0.29%), 10/25/2033, Series 2005-3W, Class A51(1)(2)	6,172	6,100
Navient Private Education Loan Trust 2017-A
2.88%, 12/16/2058, Series 2017-A, Class A2A(1)	242	244
3.91%, 12/16/2058, Series 2017-A, Class B(1)	440	444
Navient Private Education Loan Trust 2018-B
3.61%, 12/15/2059, Series 2018-BA, Class A2A(1)	1,212	1,251
Navient Private Education Loan Trust 2020-I
1.11% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 04/15/2069, Series 2020-IA, Class A1B(1)(2)	17,307	17,403
1.33%, 04/15/2069, Series 2020-IA, Class A1A(1)	10,039	9,889
Navient Private Education Refi Loan Trust 2018-A
3.19%, 02/18/2042, Series 2018-A, Class A2(1)	971	979

Navient Private Education Refi Loan Trust 2018-C
3.52%, 06/16/2042, Series 2018-CA, Class A2(1)	439	446
Navient Private Education Refi Loan Trust 2019-F
2.60%, 08/15/2068, Series 2019-FA, Class A2(1)	4,094	4,147
Navient Private Education Refi Loan Trust 2019-G
2.40%, 10/15/2068, Series 2019-GA, Class A(1)	4,384	4,447
Navient Private Education Refi Loan Trust 2020-B
2.12%, 01/15/2069, Series 2020-BA, Class A2(1)	4,226	4,271
Navient Private Education Refi Loan Trust 2020-C
2.15%, 11/15/2068, Series 2020-CA, Class A2A(1)	4,795	4,836
2.83%, 11/15/2068, Series 2020-CA, Class B(1)	4,665	4,790
Navient Private Education Refi Loan Trust 2020-D
1.69%, 05/15/2069, Series 2020-DA, Class A(1)	7,441	7,446
Navient Private Education Refi Loan Trust 2020-G
1.17%, 09/16/2069, Series 2020-GA, Class A(1)	5,017	4,993
Navient Private Education Refi Loan Trust 2020-H
1.31%, 01/15/2069, Series 2020-HA, Class A(1)	3,714	3,699
Navient Private Education Refi Loan Trust 2021-A
0.84%, 05/15/2069, Series 2021-A, Class A(1)	4,149	4,097
2.24%, 05/15/2069, Series 2021-A, Class B(1)	360	357
Navient Private Education Refi Loan Trust 2021-E
2.03%, 12/16/2069, Series 2021-EA, Class B(1)	1,680	1,635
Navient Private Education Refi Loan Trust 2021-F
2.12%, 02/18/2070, Series 2021-FA, Class B(1)	3,810	3,738
Navient Student Loan Trust 2014-3
0.72% (1 Month LIBOR USD + 0.62%), 03/25/2083, Series 2014-3, Class A(2)	249	250
Navient Student Loan Trust 2016-2
1.60% (1 Month LIBOR USD + 1.50%), 06/25/2065, Series 2016-2A, Class A3(1)(2)	6,200	6,416
Navient Student Loan Trust 2018-2
0.85% (1 Month LIBOR USD + 0.75%), 03/25/2067, Series 2018-2A, Class A3(1)(2)	15,000	14,874
Navigator Aircraft ABS Ltd.
2.77%, 11/15/2046, Series 2021-1, Class A(1)(4)	14,420	14,365
Nelnet Student Loan Trust 2014-2
0.95% (1 Month LIBOR USD + 0.85%), 07/27/2037, Series 2014-2A, Class A3(1)(2)	4,250	4,287
Nelnet Student Loan Trust 2021-B
1.42%, 04/20/2062, Series 2021-BA, Class AFX(1)	9,573	9,435
Neuberger Berman CLO XVI-S Ltd.
1.16% (3 Month LIBOR USD + 1.04%, 1.04% Floor), 04/15/2034, Series 2017-16SA, Class AR(1)(2)	18,770	18,786
Neuberger Berman Loan Advisers CLO 32 Ltd.
1.11% (3 Month LIBOR USD + 0.99%, 0.99% Floor), 01/20/2032, Series 2019-32A, Class AR(1)(2)	15,740	15,752
Neuberger Berman Loan Advisers CLO 42 Ltd.
1.22% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 07/16/2035, Series 2021-42A, Class A(1)(2)	550	550
Neuberger Berman Loan Advisers CLO 43 Ltd.
1.24% (3 Month LIBOR USD + 1.13%, 1.13% Floor), 07/17/2035, Series 2021-43A, Class A(1)(2)	29,715	29,707
New Century Home Equity Loan Trust 2005-1
0.78% (1 Month LIBOR USD + 0.68%, 0.68% Floor, 12.50% Cap), 03/25/2035, Series 2005-1, Class M1(2)	6,562	6,575
Nissan Auto Receivables 2018-B Owner Trust
3.06%, 03/15/2023, Series 2018-B, Class A3	438	438
Nissan Auto Receivables 2019-C Owner Trust
1.93%, 07/15/2024, Series 2019-C, Class A3	3,868	3,899
Nissan Auto Receivables 2020-A Owner Trust
1.38%, 12/16/2024, Series 2020-A, Class A3	7,003	7,039
Nissan Auto Receivables 2020-B Owner Trust
0.55%, 07/15/2024, Series 2020-B, Class A3	4,802	4,803
Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2006-HE1
0.72% (1 Month LIBOR USD + 0.62%, 0.62% Floor), 02/25/2036, Series 2006-HE1, Class M1(2)	1,327	1,326
OCP CLO 2014-7 Ltd.
1.25% (3 Month LIBOR USD + 1.12%), 07/20/2029, Series 2014-7A, Class A1RR(1)(2)	14,635	14,631
OCP CLO 2020-19 Ltd.
1.28% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 10/20/2034, Series 2020-19A, Class AR(1)(2)	12,450	12,493
Octagon Investment Partners 29 Ltd.
1.30% (3 Month LIBOR USD + 1.18%), 01/24/2033, Series 2016-1A, Class AR(1)(2)	7,880	7,924
OHA Credit Funding 3 Ltd.
1.27% (3 Month LIBOR USD + 1.14%, 1.14% Floor), 07/02/2035, Series 2019-3A, Class AR(1)(2)	8,770	8,763
OHA Credit Funding 6 Ltd.
1.27% (3 Month LIBOR USD + 1.14%, 1.14% Floor), 07/20/2034, Series 2020-6A, Class AR(1)(2)	2,190	2,188
OHA Credit Partners XVI
1.31% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 10/18/2034, Series 2021-16A, Class A(1)(2)	6,680	6,678
OneMain Financial Issuance Trust 2015-3
4.16%, 11/20/2028, Series 2015-3A, Class B(1)	625	626
OneMain Financial Issuance Trust 2016-3
3.83%, 06/18/2031, Series 2016-3A, Class A(1)	402	403
Onemain Financial Issuance Trust 2018-1
4.08%, 03/14/2029, Series 2018-1A, Class D(1)	1,220	1,235
OneMain Financial Issuance Trust 2018-2
3.57%, 03/14/2033, Series 2018-2A, Class A(1)	2,256	2,328
4.04%, 03/14/2033, Series 2018-2A, Class C(1)	1,015	1,048
OneMain Financial Issuance Trust 2019-1
4.22%, 02/14/2031, Series 2019-1A, Class D(1)	3,360	3,365
OneMain Financial Issuance Trust 2020-2
1.75%, 09/14/2035, Series 2020-2A, Class A(1)	3,465	3,442

OneMain Financial Issuance Trust 2020-A
4.83%, 05/14/2032, Series 2020-1A, Class B(1)	2,425	2,534
OneMain Financial Issuance Trust 2021-1
2.47%, 06/16/2036, Series 2021-1A, Class D(1)	3,300	3,247
Option One Mortgage Loan Trust 2004-2
0.90% (1 Month LIBOR USD + 0.80%, 0.80% Floor), 05/25/2034, Series 2004-2, Class M1(2)	5,834	5,818
Option One Mortgage Loan Trust 2005-2
0.76% (1 Month LIBOR USD + 0.66%, 0.66% Floor), 05/25/2035, Series 2005-2, Class M1(2)	270	270
Option One Mortgage Loan Trust 2006-1
0.54% (1 Month LIBOR USD + 0.44%, 0.44% Floor), 01/25/2036, Series 2006-1, Class 1A1(2)	1,362	1,361
0.70% (1 Month LIBOR USD + 0.60%, 0.60% Floor), 01/25/2036, Series 2006-1, Class 2A4(2)	10,541	10,517
Option One Mortgage Loan Trust 2006-3
0.24% (1 Month LIBOR USD + 0.14%, 0.14% Floor), 02/25/2037, Series 2006-3, Class 1A1(2)	17,746	14,059
Option One Mortgage Loan Trust 2007-4
0.28% (1 Month LIBOR USD + 0.18%, 0.18% Floor), 04/25/2037, Series 2007-4, Class 2A2(2)	15,856	10,943
OZLM VII Ltd.
1.13% (3 Month LIBOR USD + 1.01%, 1.01% Floor), 07/17/2029, Series 2014-7RA, Class A1R(1)(2)	6,674	6,672
OZLM VIII Ltd.
0.00% (3 Month LIBOR USD + 1.65%, 1.65% Floor), 10/17/2029, Series 2014-8A, Class A2R3(1)(2)(3)	2,955	2,955
0.00% (3 Month LIBOR USD + 0.98%, 0.98% Floor), 10/17/2029, Series 2014-8A, Class A1R3(1)(2)(3)	37,600	37,600
Pagaya AI Debt Selection Trust 2021-5
1.53%, 08/15/2029, Series 2021-5, Class A(1)	44,500	44,416
Palmer Square CLO 2020-3 Ltd.
1.21% (3 Month LIBOR USD + 1.08%, 1.08% Floor), 11/15/2031, Series 2020-3A, Class A1AR(1)(2)	26,020	26,020
Palmer Square CLO 2021-2 Ltd.
1.27% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 07/15/2034, Series 2021-2A, Class A(1)(2)	9,020	9,018
Palmer Square CLO 2021-4 Ltd.
1.31% (3 Month LIBOR USD + 1.17%, 1.17% Floor), 10/15/2034, Series 2021-4A, Class A(1)(2)	22,275	22,275
Palmer Square Loan Funding 2019-4 Ltd.
1.02% (3 Month LIBOR USD + 0.90%, 0.90% Floor), 10/24/2027, Series 2019-4A, Class A1(1)(2)	717	717
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WHQ4
0.88% (1 Month LIBOR USD + 0.78%, 0.78% Floor), 09/25/2035, Series 2005-WHQ4, Class M3(2)	8,000	7,863
Planet Fitness Master Issuer LLC
3.86%, 12/05/2049, Series 2019-1A, Class A2(1)	779	801
4.26%, 09/05/2048, Series 2018-1A, Class A2I(1)	5,510	5,512
Prestige Auto Receivables Trust 2018-1
3.75%, 10/15/2024, Series 2018-1A, Class C(1)	1,368	1,375
Prestige Auto Receivables Trust 2020-1
3.67%, 02/15/2028, Series 2020-1A, Class E(1)	3,270	3,342
PRET 2021-NPL5 LLC
2.49%, 10/25/2051, Series 2021-NPL5, Class A1(1)(4)	28,002	27,946
PRET 2021-RN3 LLC
1.84%, 09/25/2051, Series 2021-RN3, Class A1(1)(4)	38,820	38,072
Progress Residential 2019-SFR1 Trust
4.17%, 08/17/2035, Series 2019-SFR1, Class D(1)	1,190	1,191
Progress Residential 2019-SFR2 Trust
3.79%, 05/17/2036, Series 2019-SFR2, Class D(1)	2,165	2,165
Progress Residential 2019-SFR4 Trust
3.14%, 10/17/2036, Series 2019-SFR4, Class D(1)	1,915	1,929
Progress Residential 2020-SFR3 Trust
1.50%, 10/17/2027, Series 2020-SFR3, Class B(1)	345	336
2.30%, 10/17/2027, Series 2020-SFR3, Class E(1)	545	533
Progress Residential 2021-SFR2 Trust
2.55%, 04/19/2038, Series 2021-SFR2, Class E1(1)	4,365	4,277
Progress Residential 2021-SFR3
2.54%, 05/17/2026, Series 2021-SFR3, Class E1(1)	1,815	1,786
2.69%, 05/17/2026, Series 2021-SFR3, Class E2(1)	1,510	1,483
Progress Residential 2021-SFR4
2.41%, 05/17/2038, Series 2021-SFR4, Class E1(1)	955	934
2.56%, 05/17/2038, Series 2021-SFR4, Class E2(1)	640	626
Progress Residential 2021-SFR5 Trust
2.21%, 07/17/2038, Series 2021-SFR5, Class E1(1)	2,185	2,120
2.36%, 07/17/2038, Series 2021-SFR5, Class E2(1)	545	527
Progress Residential 2021-SFR7 Trust
2.59%, 08/17/2040, Series 2021-SFR7, Class E1(1)	5,175	5,011
2.64%, 08/17/2040, Series 2021-SFR7, Class E2(1)	1,035	1,002
Progress Residential 2021-SFR9 Trust
2.81%, 11/17/2040, Series 2021-SFR9, Class E1(1)	1,130	1,088
3.01%, 11/17/2040, Series 2021-SFR9, Class E2(1)	615	596
Progress Residential Trust
2.28%, 01/17/2039, Series 2021-SFR11, Class A(1)	12,000	11,959
2.43%, 07/17/2038, Series 2021-SFR6, Class E1(1)	2,730	2,680
2.53%, 07/17/2038, Series 2021-SFR6, Class E2(1)	1,375	1,349
PRPM 2020-4 LLC
2.95%, 10/25/2025, Series 2020-4, Class A1(1)(4)	2,845	2,838
RAAC Series 2006-RP4 Trust
0.93% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 14.00% Cap), 01/25/2046, Series 2006-RP4, Class M1(1)(2)	12,291	12,266
Rad CLO 15 Ltd.
1.34% (3 Month LIBOR USD + 1.09%, 1.09% Floor), 01/20/2034, Series 2021-15A, Class A(1)(2)	5,310	5,309

RAMP Series 2005-RS5 Trust
1.12% (1 Month LIBOR USD + 0.68%, 1.02% Floor, 14.00% Cap), 05/25/2035, Series 2005-RS5, Class M5(2)	500	499
RASC Series 2005-KS10 Trust
0.76% (1 Month LIBOR USD + 0.66%, 0.66% Floor, 14.00% Cap), 11/25/2035, Series 2005-KS10, Class M2(2)	4,371	4,363
RASC Series 2006-KS9 Trust
0.26% (1 Month LIBOR USD + 0.16%, 0.16% Floor, 14.00% Cap), 11/25/2036, Series 2006-KS9, Class AI3(2)	4	7
RASC Series 2007-KS3 Trust
0.44% (1 Month LIBOR USD + 0.34%, 0.34% Floor, 14.00% Cap), 04/25/2037, Series 2007-KS3, Class AI4(2)	31,155	30,571
Republic Finance Issuance Trust 2021-A
3.53%, 12/22/2031, Series 2021-A, Class C(1)	795	792
Rockford Tower CLO 2019-2 Ltd.
1.26% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 08/20/2032, Series 2019-2A, Class AR(1)(2)	13,850	13,846
Rockford Tower CLO 2021-1 Ltd.
1.30% (3 Month LIBOR USD + 1.17%, 1.17% Floor), 07/20/2034, Series 2021-1A, Class A1(1)(2)	25,790	25,783
Santander Drive Auto Receivables Trust 2018-4
3.98%, 12/15/2025, Series 2018-4, Class D	3,053	3,106
Santander Drive Auto Receivables Trust 2018-5
4.19%, 12/16/2024, Series 2018-5, Class D	1,916	1,937
Santander Drive Auto Receivables Trust 2019-1
3.65%, 04/15/2025, Series 2019-1, Class D	11,435	11,596
Santander Drive Auto Receivables Trust 2019-3
2.68%, 10/15/2025, Series 2019-3, Class D	4,095	4,149
Santander Drive Auto Receivables Trust 2020-1
4.11%, 12/15/2025, Series 2020-1, Class C	840	864
5.35%, 03/15/2028, Series 2020-1, Class D	7,195	7,647
Santander Drive Auto Receivables Trust 2020-4
1.48%, 01/15/2027, Series 2020-4, Class D	595	597
Santander Drive Auto Receivables Trust 2021-1
1.13%, 11/16/2026, Series 2021-1, Class D	3,280	3,260
Santander Drive Auto Receivables Trust 2021-2
1.35%, 07/15/2027, Series 2021-2, Class D	7,115	7,071
Santander Drive Auto Receivables Trust 2021-3
1.33%, 09/15/2027, Series 2021-3, Class D	9,445	9,321
Santander Drive Auto Receivables Trust 2021-4
1.67%, 10/15/2027, Series 2021-4, Class D	6,305	6,261
Santander Retail Auto Lease Trust 2019-B
3.31%, 06/20/2024, Series 2019-B, Class D(1)	6,610	6,713
Santander Retail Auto Lease Trust 2019-C
2.88%, 06/20/2024, Series 2019-C, Class D(1)	10,280	10,429
Santander Retail Auto Lease Trust 2021-A
1.38%, 03/22/2027, Series 2021-A, Class D(1)	8,685	8,568
Saxon Asset Securities Trust 2006-1
0.57% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 12.25% Cap), 03/25/2036, Series 2006-1, Class M1(2)	1,306	1,304
Saxon Asset Securities Trust 2007-2
0.30% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 05/25/2047, Series 2007-2, Class A1(2)	20,797	19,467
Saxon Asset Securities Trust 2007-3
0.41% (1 Month LIBOR USD + 0.31%, 0.31% Floor), 09/25/2037, Series 2007-3, Class 1A(2)	19,925	19,632
SCF Equipment Leasing 2021-1 LLC
1.93%, 09/20/2030, Series 2021-1A, Class D(1)	340	334
Securitized Asset Backed Receivables LLC Trust 2004-OP1
0.87% (1 Month LIBOR USD + 0.77%, 0.77% Floor), 02/25/2034, Series 2004-OP1, Class M1(2)	11,185	11,186
Securitized Asset Backed Receivables LLC Trust 2005-HE1
0.75% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 10/25/2035, Series 2005-HE1, Class M1(2)	3,090	2,966
Securitized Asset Backed Receivables LLC Trust 2006-CB5
0.38% (1 Month LIBOR USD + 0.28%, 0.28% Floor), 06/25/2036, Series 2006-CB5, Class A3(2)	4,487	3,522
ServiceMaster Funding LLC
2.84%, 01/30/2051, Series 2020-1, Class A2I(1)	642	636
Sierra Timeshare 2019-1 Receivables Funding LLC
3.20%, 01/20/2036, Series 2019-1A, Class A(1)	878	898
Sierra Timeshare 2019-2 Receivables Funding LLC
3.12%, 05/20/2036, Series 2019-2A, Class C(1)	1,636	1,651
Sierra Timeshare 2019-3 Receivables Funding LLC
3.00%, 08/20/2036, Series 2019-3A, Class C(1)	1,117	1,121
Sierra Timeshare 2021-1 Receivables Funding LLC
1.34%, 11/20/2037, Series 2021-1A, Class B(1)	3,406	3,354
1.79%, 11/20/2037, Series 2021-1A, Class C(1)	944	932
Sierra Timeshare Conduit Receivables Funding LLC
2.91%, 03/20/2034, Series 2017-1A, Class A(1)	50	50
S-Jets 2017-1 Ltd.
3.97%, 08/15/2042, Series 2017-1, Class A(1)	15,598	15,184
Slam 2021-1 Ltd.
2.43%, 06/15/2046, Series 2021-1A, Class A(1)	9,620	9,431
SLM Private Credit Student Loan Trust 2003-B
0.00%, 03/15/2033, Series 2003-B, Class A3(5)	1,804	1,760
SLM Private Credit Student Loan Trust 2005-B
0.53% (3 Month LIBOR USD + 0.33%), 06/15/2039, Series 2005-B, Class A4(2)	5,949	5,839
SLM Student Loan Trust 2003-7
1.40% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 12/15/2033, Series 2003-7A, Class A5A(1)(2)	7,521	7,531

SLM Student Loan Trust 2005-4
0.29% (3 Month LIBOR USD + 0.17%), 07/25/2040, Series 2005-4, Class A4(2)	11,000	10,682
SLM Student Loan Trust 2006-10
0.34% (3 Month LIBOR USD + 0.22%), 03/25/2044, Series 2006-10, Class B(2)	1,730	1,617
SLM Student Loan Trust 2007-2
0.29% (3 Month LIBOR USD + 0.17%), 07/25/2025, Series 2007-2, Class B(2)	6,950	6,206
SLM Student Loan Trust 2007-3
0.18% (3 Month LIBOR USD + 0.06%), 01/25/2022, Series 2007-3, Class A4(2)	18,498	18,138
SLM Student Loan Trust 2007-7
0.45% (3 Month LIBOR USD + 0.33%), 01/25/2022, Series 2007-7, Class A4(2)	2,129	2,088
SLM Student Loan Trust 2008-2
0.87% (3 Month LIBOR USD + 0.75%), 04/25/2023, Series 2008-2, Class A3(2)	7,107	6,997
SLM Student Loan Trust 2008-5
1.82% (3 Month LIBOR USD + 1.70%, 1.70% Floor), 07/25/2023, Series 2008-5, Class A4(2)	3,149	3,162
1.97% (3 Month LIBOR USD + 1.85%, 1.85% Floor), 07/25/2073, Series 2008-5, Class B(2)	7,350	7,270
SLM Student Loan Trust 2008-6
1.22% (3 Month LIBOR USD + 1.10%), 07/25/2023, Series 2008-6, Class A4(2)	10,822	10,811
SLM Student Loan Trust 2008-7
1.02% (3 Month LIBOR USD + 0.90%), 07/25/2023, Series 2008-7, Class A4(2)	8,433	8,405
SLM Student Loan Trust 2012-1
1.05% (1 Month LIBOR USD + 0.95%, 0.95% Floor), 09/25/2028, Series 2012-1, Class A3(2)	10,674	10,577
SLM Student Loan Trust 2012-2
0.80% (1 Month LIBOR USD + 0.70%), 01/25/2029, Series 2012-2, Class A(2)	12,430	12,135
SLM Student Loan Trust 2012-7
0.75% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 05/26/2026, Series 2012-7, Class A3(2)	4,177	4,097
1.90% (1 Month LIBOR USD + 1.80%, 1.80% Floor), 09/25/2043, Series 2012-7, Class B(2)	2,220	2,231
SLM Student Loan Trust 2014-1
0.70% (1 Month LIBOR USD + 0.60%), 02/26/2029, Series 2014-1, Class A3(2)	2,513	2,447
SMB Private Education Loan Trust 2015-B
1.86% (1 Month LIBOR USD + 1.75%), 05/17/2032, Series 2015-B, Class A3(1)(2)	1,685	1,701
2.98%, 07/15/2027, Series 2015-B, Class A2A(1)	16	16
SMB Private Education Loan Trust 2015-C
3.50%, 09/15/2043, Series 2015-C, Class B(1)	1,295	1,331
SMB Private Education Loan Trust 2016-A
2.70%, 05/15/2031, Series 2016-A, Class A2A(1)	177	179
SMB Private Education Loan Trust 2016-B
2.43%, 02/17/2032, Series 2016-B, Class A2A(1)	1,024	1,037
SMB Private Education Loan Trust 2016-C
2.34%, 09/15/2034, Series 2016-C, Class A2A(1)	316	319
SMB Private Education Loan Trust 2017-A
2.88%, 09/15/2034, Series 2017-A, Class A2A(1)	909	923
SMB Private Education Loan Trust 2017-B
2.82%, 10/15/2035, Series 2017-B, Class A2A(1)	1,809	1,843
SMB Private Education Loan Trust 2018-A
3.50%, 02/15/2036, Series 2018-A, Class A2A(1)	9,309	9,643
SMB Private Education Loan Trust 2018-B
3.60%, 01/15/2037, Series 2018-B, Class A2A(1)	3,926	4,081
4.00%, 07/15/2042, Series 2018-B, Class B(1)	285	300
SMB Private Education Loan Trust 2018-C
3.63%, 11/15/2035, Series 2018-C, Class A2A(1)	9,276	9,624
4.00%, 11/17/2042, Series 2018-C, Class B(1)	770	807
SMB Private Education Loan Trust 2019-A
3.44%, 07/15/2036, Series 2019-A, Class A2A(1)	6,302	6,506
SMB Private Education Loan Trust 2019-B
2.84%, 06/15/2037, Series 2019-B, Class A2A(1)	5,925	6,072
SMB Private Education Loan Trust 2020-A
2.23%, 09/15/2037, Series 2020-A, Class A2A(1)	11,703	11,836
SMB Private Education Loan Trust 2020-PTB
1.60%, 09/15/2054, Series 2020-PTB, Class A2A(1)	7,431	7,324
SMB Private Education Loan Trust 2021-A
1.07%, 01/15/2053, Series 2021-A, Class APT1(1)	10,699	10,414
SoFi Consumer Loan Program 2017-6 LLC
3.52%, 11/25/2026, Series 2017-6, Class B(1)	374	375
SoFi Consumer Loan Program 2018-2 Trust
3.79%, 04/26/2027, Series 2018-2, Class B(1)	95	95
SoFi Consumer Loan Program 2018-3 Trust
4.02%, 08/25/2027, Series 2018-3, Class B(1)	270	271
SoFi Consumer Loan Program 2018-4 Trust
4.17%, 11/26/2027, Series 2018-4, Class C(1)	1,325	1,338
SoFi Consumer Loan Program 2019-1 Trust
3.73%, 02/25/2028, Series 2019-1, Class C(1)	4,322	4,355
SoFi Consumer Loan Program 2019-2 Trust
3.46%, 04/25/2028, Series 2019-2, Class C(1)	3,145	3,179
SoFi Consumer Loan Program 2019-3 Trust
3.35%, 05/25/2028, Series 2019-3, Class C(1)	5,965	6,034
SoFi Consumer Loan Program 2020-1 Trust
2.02%, 01/25/2029, Series 2020-1, Class A(1)	938	942
SoFi Consumer Loan Program 2021-1 Trust
2.04%, 09/25/2030, Series 2021-1, Class D(1)	925	913
SoFi Professional Loan Program 2015-D LLC
3.59%, 10/26/2037, Series 2015-D, Class B(1)	296	297

SoFi Professional Loan Program 2016-B LLC
3.80%, 04/25/2037, Series 2016-B, Class B(1)	195	197
SoFi Professional Loan Program 2016-C LLC
3.35%, 05/25/2037, Series 2016-C, Class B(1)(5)	310	312
SoFi Professional Loan Program 2016-D LLC
3.23%, 01/25/2039, Series 2016-D, Class B(1)(5)	490	501
SoFi Professional Loan Program 2016-E LLC
3.44%, 07/25/2040, Series 2016-E, Class B(1)(5)	1,600	1,623
SoFi Professional Loan Program 2017-A LLC
4.43%, 03/26/2040, Series 2017-A, Class C(1)(5)	1,030	1,064
SoFi Professional Loan Program 2017-C LLC
0.70% (1 Month LIBOR USD + 0.60%), 07/25/2040, Series 2017-C, Class A1(1)(2)	851	851
SoFi Professional Loan Program 2017-D LLC
2.65%, 09/25/2040, Series 2017-D, Class A2FX(1)	1,347	1,363
SoFi Professional Loan Program 2017-E LLC
4.16%, 11/26/2040, Series 2017-E, Class C(1)	695	717
SoFi Professional Loan Program 2017-F LLC
3.62%, 01/25/2041, Series 2017-F, Class BFX(1)	1,405	1,449
SoFi Professional Loan Program 2018-C Trust
4.13%, 01/25/2048, Series 2018-C, Class BFX(1)	1,875	1,965
Sound Point CLO XIV Ltd.
1.11% (3 Month LIBOR USD + 0.99%, 0.99% Floor), 01/23/2029, Series 2016-3A, Class AR2(1)(2)	2,874	2,874
Sound Point CLO XV Ltd.
1.02% (3 Month LIBOR USD + 0.90%, 0.90% Floor), 01/23/2029, Series 2017-1A, Class ARR(1)(2)	2,750	2,751
Southwick Park CLO LLC
0.00% (3 Month LIBOR USD + 1.06%, 1.06% Floor), 07/20/2032, Series 2019-4A, Class A1R(1)(2)(3)	11,400	11,419
Specialty Underwriting & Residential Finance Trust Series 2006-BC2
3.66%, 02/25/2037, Series 2006-BC2, Class A2C(4)	11,818	5,873
Specialty Underwriting & Residential Finance Trust Series 2006-BC5
0.24% (1 Month LIBOR USD + 0.14%, 0.14% Floor), 11/25/2037, Series 2006-BC5, Class A1(2)	11,696	10,508
Sprite 2017-1 Ltd.
4.25%, 12/15/2037, Series 2017-1, Class A(1)	827	818
Stack Infrastructure Issuer LLC Series 2019-1
4.54%, 02/25/2044, Series 2019-1A, Class A2(1)	7,234	7,495
Stratus CLO 2021-3 Ltd.
0.00% (3 Month LIBOR USD + 0.95%, 0.95% Floor), 12/29/2029, Series 2021-3A, Class A(1)(2)(3)	32,000	32,000
Structured Adjustable Rate Mortgage Loan Trust
2.84%, 02/25/2035, Series 2005-1, Class 1A1(5)	4,789	4,878
Structured Asset Investment Loan Trust 2004-8
1.00% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 09/25/2034, Series 2004-8, Class M1(2)	707	706
Structured Asset Investment Loan Trust 2005-HE2
0.85% (1 Month LIBOR USD + 0.75%, 0.75% Floor), 07/25/2035, Series 2005-HE2, Class M2(2)	6,891	6,850
Structured Asset Mortgage Investments II Trust 2007-AR3
0.29% (1 Month LIBOR USD + 0.19%, 0.19% Floor, 10.50% Cap), 09/25/2047, Series 2007-AR3, Class 2A1(2)	20,334	19,556
Structured Asset Securities Corp. Mortgage Loan Trust 2007-WF2
1.10% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 08/25/2037, Series 2007-WF2, Class A1(2)	310	313
STWD 2019-FL1 Ltd.
1.24% (30-day Average Secured Overnight Financing Rate + 1.19%, 1.08% Floor), 07/15/2038, Series 2019-FL1, Class A(1)(2)	22,600	22,593
Symphony CLO XVII Ltd.
1.00% (3 Month LIBOR USD + 0.88%), 04/15/2028, Series 2016-17A, Class AR(1)(2)	2,617	2,616
Symphony CLO XX Ltd.
1.77% (3 Month LIBOR USD + 1.65%, 1.65% Floor), 01/16/2032, Series 2018-20A, Class BR(1)(2)	11,220	11,214
Symphony CLO XXIII Ltd.
1.19% (3 Month LIBOR USD + 1.02%, 1.02% Floor), 01/15/2034, Series 2020-23A, Class AR(1)(2)	14,200	14,229
Symphony CLO XXVI Ltd.
1.21% (3 Month LIBOR USD + 1.08%, 1.08% Floor), 04/20/2033, Series 2021-26A, Class AR(1)(2)	4,650	4,649
Taco Bell Funding LLC
1.95%, 08/25/2051, Series 2021-1A, Class A2I(1)	5,265	5,161
2.29%, 08/25/2051, Series 2021-1A, Class A2II(1)	9,150	9,045
TCI-Flatiron CLO 2016-1 Ltd.
1.27% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 01/17/2032, Series 2016-1A, Class AR2(1)(2)	10,000	10,003
Textainer Marine Containers VII Ltd.
1.68%, 02/20/2046, Series 2021-1A, Class A(1)	3,878	3,770
TIF Funding II LLC
1.65%, 02/20/2046, Series 2021-1A, Class A(1)	4,073	3,945
Towd Point Mortgage Trust 2015-4
3.75%, 04/25/2055, Series 2015-4, Class M2(1)(5)	100	102
3.75%, 04/25/2055, Series 2015-4, Class M1(1)(5)	960	966
Towd Point Mortgage Trust 2016-1
3.00%, 02/25/2055, Series 2016-1, Class A3B(1)(5)	46	46
Towd Point Mortgage Trust 2016-2
2.75%, 08/25/2055, Series 2016-2, Class A1A(1)(5)	21	21
Towd Point Mortgage Trust 2016-3
2.25%, 04/25/2056, Series 2016-3, Class A1(1)(5)	15	15
Towd Point Mortgage Trust 2016-4
2.25%, 07/25/2056, Series 2016-4, Class A1(1)(5)	105	106
Towd Point Mortgage Trust 2017-1
2.75%, 10/25/2056, Series 2017-1, Class A1(1)(5)	135	136
3.75%, 10/25/2056, Series 2017-1, Class M1(1)(5)	6,315	6,556
Towd Point Mortgage Trust 2017-2
2.75%, 04/25/2057, Series 2017-2, Class A1(1)(5)	64	64

Towd Point Mortgage Trust 2017-3
3.00%, 07/25/2057, Series 2017-3, Class A2(1)(5)	320	328
Towd Point Mortgage Trust 2017-4
3.25%, 06/25/2057, Series 2017-4, Class M2(1)(5)	2,465	2,538
Towd Point Mortgage Trust 2017-5
0.69% (1 Month LIBOR USD + 0.60%), 02/25/2057, Series 2017-5, Class A1(1)(2)	231	231
1.59% (1 Month LIBOR USD + 1.50%), 02/25/2057, Series 2017-5, Class M2(1)(2)	3,310	3,357
Towd Point Mortgage Trust 2018-3
3.75%, 05/25/2058, Series 2018-3, Class A1(1)(5)	4,080	4,219
Towd Point Mortgage Trust 2018-4
3.00%, 06/25/2058, Series 2018-4, Class A2(1)(5)	1,015	1,051
Towd Point Mortgage Trust 2018-5
3.25%, 07/25/2058, Series 2018-5, Class M1(1)(5)	2,250	2,309
Towd Point Mortgage Trust 2019-1
3.68%, 03/25/2058, Series 2019-1, Class A1(1)(5)	7,229	7,475
Towd Point Mortgage Trust 2019-2
3.75%, 12/25/2058, Series 2019-2, Class M1(1)(5)	9,810	10,171
Towd Point Mortgage Trust 2019-4
2.90%, 10/25/2059, Series 2019-4, Class A1(1)(5)	72,196	73,585
Towd Point Mortgage Trust 2019-MH1
3.00%, 11/25/2058, Series 2019-MH1, Class A1(1)(5)	284	287
Towd Point Mortgage Trust 2019-SJ1
5.50%, 11/25/2058, Series 2019-SJ1, Class B2(1)(5)	9,826	10,071
Towd Point Mortgage Trust 2019-SJ2
4.50%, 11/25/2058, Series 2019-SJ2, Class M1(1)(5)	7,787	7,789
Towd Point Mortgage Trust 2020-1
3.25%, 01/25/2060, Series 2020-1, Class A2B(1)(5)	575	597
Towd Point Mortgage Trust 2020-2
3.00%, 04/25/2060, Series 2020-2, Class A2B(1)(5)	310	319
Toyota Auto Receivables 2020-C Owner Trust
0.44%, 10/15/2024, Series 2020-C, Class A3	9,070	9,063
Toyota Auto Receivables 2021-A Owner Trust
0.16%, 07/17/2023, Series 2021-A, Class A2	2,993	2,992
Tricon American Homes 2019-SFR1 Trust
3.20%, 03/17/2038, Series 2019-SFR1, Class D(1)	1,270	1,286
Tricon American Homes 2020-SFR1
2.55%, 07/17/2038, Series 2020-SFR1, Class D(1)	1,220	1,204
Tricon American Homes 2020-SFR2 Trust
2.73%, 11/17/2039, Series 2020-SFR2, Class E1(1)	1,855	1,810
Tricon Residential 2021-SFR1 Trust
2.79%, 07/17/2038, Series 2021-SFR1, Class E1(1)	1,760	1,731
2.89%, 07/17/2038, Series 2021-SFR1, Class E2(1)	4,695	4,617
Triton Container Finance VIII LLC
1.86%, 03/20/2046, Series 2021-1A, Class A(1)	8,089	7,920
Upstart Securitization Trust 2020-1
2.32%, 04/22/2030, Series 2020-1, Class A(1)	364	365
Upstart Securitization Trust 2021-5
1.31%, 11/20/2031, Series 2021-5, Class A(1)	5,900	5,878
VCAT 2021-NPL1 LLC
2.29%, 12/26/2050, Series 2021-NPL1, Class A1(1)(4)	2,795	2,790
VCAT 2021-NPL5 LLC
1.87%, 08/25/2051, Series 2021-NPL5, Class A1(1)(4)	10,173	10,038
VCAT 2021-NPL6 LLC
1.92%, 09/25/2051, Series 2021-NPL6, Class A1(1)(4)	12,320	12,109
Venture XIV CLO Ltd.
1.21% (3 Month LIBOR USD + 1.03%, 1.03% Floor), 08/28/2029, Series 2013-14A, Class ARR(1)(2)	15,300	15,296
Venture Xxv CLO Ltd.
1.15% (3 Month LIBOR USD + 1.02%, 1.02% Floor), 04/20/2029, Series 2016-25A, Class ARR(1)(2)	27,512	27,509
VOLT XCII LLC
1.89%, 02/27/2051, Series 2021-NPL1, Class A1(1)(4)	1,864	1,852
VOLT XCIII LLC
1.89%, 02/27/2051, Series 2021-NPL2, Class A1(1)(4)	4,987	4,947
VOLT XCIV LLC
2.24%, 02/27/2051, Series 2021-NPL3, Class A1(1)(4)	4,436	4,412
VOLT XCVI LLC
2.12%, 03/27/2051, Series 2021-NPL5, Class A1(1)(4)	3,718	3,701
VOLT XCVII LLC
2.24%, 04/25/2051, Series 2021-NPL6, Class A1(1)(4)	7,451	7,407
Voya CLO 2020-1 Ltd.
1.82% (3 Month LIBOR USD + 1.70%, 1.70% Floor), 07/16/2034, Series 2020-1A, Class BR(1)(2)	9,000	8,995
WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust
3.08%, 02/25/2037, Series 2007-HY1, Class 4A1(5)	6,917	6,883
WAVE 2017-1 Trust
3.84%, 11/15/2042, Series 2017-1A, Class A(1)	1,996	1,941
Wellfleet CLO 2017-2A Ltd.
1.19% (3 Month LIBOR USD + 1.06%), 10/20/2029, Series 2017-2A, Class A1R(1)(2)	6,900	6,907
Wells Fargo Home Equity Asset-Backed Securities 2004-2 Trust
1.00% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 10/25/2034, Series 2004-2, Class M1(2)	1,369	1,358
Wendy’s Funding LLC
2.37%, 06/15/2051, Series 2021-1A, Class A2I(1)	5,056	4,939
2.78%, 06/15/2051, Series 2021-1A, Class A2II(1)	711	710

Westlake Automobile Receivables Trust 2018-2
4.00%, 01/16/2024, Series 2018-2A, Class D(1)	102	102
Westlake Automobile Receivables Trust 2018-3
4.00%, 10/16/2023, Series 2018-3A, Class D(1)	664	669
Westlake Automobile Receivables Trust 2019-1
3.67%, 03/15/2024, Series 2019-1A, Class D(1)	6,545	6,616
Westlake Automobile Receivables Trust 2020-3
1.24%, 11/17/2025, Series 2020-3A, Class C(1)	1,030	1,032
Westlake Automobile Receivables Trust 2021-2
1.23%, 12/15/2026, Series 2021-2A, Class D(1)	5,075	4,994
Westlake Automobile Receivables Trust 2021-3
2.12%, 01/15/2027, Series 2021-3A, Class D(1)	9,200	9,193
Wind River 2016-1 CLO Ltd.
1.77% (3 Month LIBOR USD + 1.65%), 07/15/2028, Series 2016-1A, Class BR(1)(2)	1,320	1,324
Wingstop Funding LLC
2.84%, 12/05/2050, Series 2020-1A, Class A2(1)	1,010	1,008
World Omni Auto Receivables Trust
1.64%, 08/17/2026, Series 2020-A, Class C	3,190	3,205

Total Asset-Backed Obligations (Cost: $3,402,044)		3,378,378

Corporate Bonds – 32.98%
Basic Materials – 0.99%
Alcoa Nederland Holding BV
5.50%, 12/15/2027(1)	2,745	2,937
Alpek SAB de CV
3.25%, 02/25/2031(1)	2,835	2,828
Anglo American Capital Plc
2.63%, 09/10/2030(1)	40,530	39,742
4.00%, 09/11/2027(1)	1,000	1,075
4.13%, 09/27/2022(1)	3,883	3,975
4.50%, 03/15/2028(1)	19,220	21,183
AngloGold Ashanti Holdings Plc
3.75%, 10/01/2030	272	274
Antofagasta Plc
2.38%, 10/14/2030(1)	9,085	8,631
ArcelorMittal SA
6.75%, 03/01/2041	12,270	16,566
Braskem Idesa SAPI
6.99%, 02/20/2032(1)	683	686
Braskem Netherlands Finance BV
4.50%, 01/10/2028(17)	388	411
4.50%, 01/31/2030(1)	5,977	6,356
5.88%, 01/31/2050(1)	4,892	5,638
8.50% (5 Year CMT Index + 8.22%), 01/23/2081(2)(17)	223	259
8.50% (5 Year CMT Index + 8.22%), 01/23/2081(1)(2)	694	807
CF Industries, Inc.
4.50%, 12/01/2026(1)	5,145	5,735
Corp. Nacional del Cobre de Chile
3.15%, 01/14/2030	3,705	3,777
DuPont de Nemours, Inc.
4.49%, 11/15/2025	7,783	8,600
Ecolab, Inc.
2.70%, 12/15/2051	1,182	1,160
2.75%, 08/18/2055	823	808
Equate Petrochemical BV
2.63%, 04/28/2028(1)	442	443
4.25%, 11/03/2026(17)	227	247
First Quantum Minerals Ltd.
6.88%, 10/15/2027(1)	7,600	8,179
FMC Corp.
3.45%, 10/01/2029	1,850	1,970
4.50%, 10/01/2049	1,025	1,230
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/2031(1)	8,085	8,489
Freeport-McMoRan, Inc.
4.38%, 08/01/2028	1,505	1,578
4.63%, 08/01/2030	1,010	1,083
5.40%, 11/14/2034	5,945	7,238
5.45%, 03/15/2043	1,215	1,527
Glencore Funding LLC
1.63%, 04/27/2026(1)	5,105	5,009
2.63%, 09/23/2031(1)	32,483	31,569
2.85%, 04/27/2031(1)	9,525	9,415
3.88%, 10/27/2027(1)	11,555	12,416
4.00%, 04/16/2025(1)	4,450	4,745
4.00%, 03/27/2027(1)	11,082	11,956
4.13%, 03/12/2024(1)	4,920	5,173
4.88%, 03/12/2029(1)	8,160	9,228
ICL Group Ltd.
6.38%, 05/31/2038(1)	10,200	13,081

Indonesia Asahan Aluminium Persero PT
5.45%, 05/15/2030(1)		1,400	1,596
6.53%, 11/15/2028		200	242
6.53%, 11/15/2028(1)		1,800	2,175
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030(1)		14,250	13,973
5.00%, 09/26/2048		9,965	12,809
LYB International Finance III LLC
3.63%, 04/01/2051		631	668
4.20%, 10/15/2049		4,050	4,678
4.20%, 05/01/2050		580	670
MEGlobal Canada ULC
5.00%, 05/18/2025(1)		784	855
Newmont Corp.
2.25%, 10/01/2030		1,267	1,249
Orbia Advance Corp. SAB de CV
2.88%, 05/11/2031(1)		9,280	9,129
4.00%, 10/04/2027(1)		1,255	1,342
Sasol Financing USA LLC
4.38%, 09/18/2026		1,368	1,377
5.50%, 03/18/2031		763	769
5.88%, 03/27/2024		371	387
6.50%, 09/27/2028		384	416
Sherwin-Williams Co.
2.30%, 05/15/2030		662	660
Suzano Austria GmbH
3.13%, 01/15/2032		668	646
3.75%, 01/15/2031		6,703	6,812
Syngenta Finance NV
3.38%, 04/16/2026	EUR	1,200	1,490
4.44%, 04/24/2023(1)		$200	207
4.89%, 04/24/2025(1)		550	591
5.18%, 04/24/2028(1)		500	561
Vale Overseas Ltd.
6.25%, 08/10/2026		1,299	1,504
6.88%, 11/21/2036		1,132	1,504
6.88%, 11/10/2039		316	424
Vedanta Resources Finance II Plc
8.95%, 03/11/2025(1)		1,471	1,434
Vedanta Resources Ltd.
6.13%, 08/09/2024(1)		396	344
Volcan Compania Minera SAA
4.38%, 02/11/2026(1)		1,290	1,243
Westlake Chemical Corp.
1.63%, 07/17/2029	EUR	2,025	2,384
3.38%, 08/15/2061		$3,521	3,359
3.60%, 08/15/2026		1,925	2,064

Total Basic Materials			343,586

Communications – 4.66%
Alibaba Group Holding Ltd.
3.40%, 12/06/2027		628	665
Altice Financing SA
2.25%, 01/15/2025	EUR	2,700	2,997
3.00%, 01/15/2028		3,500	3,771
5.75%, 08/15/2029(1)		$7,503	7,428
Altice France SA
5.50%, 01/15/2028(1)		4,172	4,140
8.13%, 02/01/2027(1)		700	748
Amazon.com, Inc.
2.88%, 05/12/2041		5,180	5,379
AT&T, Inc.
1.65%, 02/01/2028		1,610	1,576
2.25%, 02/01/2032		7,580	7,325
2.30%, 06/01/2027		4,381	4,457
2.55%, 12/01/2033		49,116	48,038
2.75%, 06/01/2031		11,655	11,891
3.10%, 02/01/2043		5,980	5,813
3.30%, 02/01/2052		6,550	6,414
3.50%, 06/01/2041		6,608	6,791
3.50%, 02/01/2061		7,324	7,202
3.55%, 09/15/2055		25,000	25,091
3.65%, 06/01/2051		6,235	6,457
3.80%, 12/01/2057		29,092	30,287
3.85%, 06/01/2060		6,797	7,100
4.30%, 02/15/2030		9,630	10,838
4.30%, 12/15/2042		5,329	6,016
4.35%, 03/01/2029		7,181	8,066
4.50%, 05/15/2035		1,637	1,891
4.50%, 03/09/2048		6,420	7,485
4.75%, 05/15/2046		1,950	2,355
5.25%, 03/01/2037		6,052	7,486

Axtel SAB de CV
6.38%, 11/14/2024(1)	779	802
Baidu, Inc.
2.88%, 07/06/2022	5,105	5,148
4.38%, 03/29/2028	1,192	1,320
Bharti Airtel Ltd.
3.25%, 06/03/2031(1)	4,410	4,459
Booking Holdings, Inc.
4.63%, 04/13/2030	12,515	14,627
C&W Senior Financing DAC
6.88%, 09/15/2027(1)	600	624
CCO Holdings LLC / CCO Holdings Capital Corp.
4.25%, 02/01/2031(1)	10,269	10,359
4.25%, 01/15/2034(1)	16,910	16,637
4.50%, 08/15/2030(1)	1,660	1,699
4.50%, 05/01/2032	185	190
4.50%, 06/01/2033(1)	7,101	7,245
4.75%, 03/01/2030(1)	754	784
5.38%, 06/01/2029(1)	1,325	1,430
Charter Communications Operating LLC
2.25%, 01/15/2029	1,626	1,586
2.30%, 02/01/2032	18,270	17,342
2.80%, 04/01/2031	4,087	4,044
3.50%, 03/01/2042	6,100	5,916
3.70%, 04/01/2051	32,399	31,323
3.75%, 02/15/2028	6,703	7,181
3.85%, 04/01/2061	31,326	29,541
3.90%, 06/01/2052	8,900	8,925
3.95%, 06/30/2062	55,461	53,430
4.20%, 03/15/2028	4,921	5,389
4.40%, 12/01/2061	16,717	17,294
4.80%, 03/01/2050	7,125	7,977
5.38%, 04/01/2038	980	1,169
5.38%, 05/01/2047	16,334	19,496
5.75%, 04/01/2048	7,229	9,015
6.48%, 10/23/2045	1,015	1,386
Clear Channel Worldwide Holdings, Inc.
5.13%, 08/15/2027(1)	642	664
Comcast Corp.
2.89%, 11/01/2051(1)	28,000	27,104
3.25%, 11/01/2039	5,115	5,397
CommScope Technologies LLC
5.00%, 03/15/2027(1)	4,460	4,170
CommScope, Inc.
4.75%, 09/01/2029(1)	3,425	3,404
6.00%, 03/01/2026(1)	2,205	2,271
7.13%, 07/01/2028(1)	3,740	3,675
Connect Finco SARL
6.75%, 10/01/2026(1)	1,066	1,121
Cox Communications, Inc.
3.15%, 08/15/2024(1)	636	663
Crown Castle Towers LLC
3.66%, 05/15/2025(1)	1,300	1,353
CSC Holdings LLC
4.50%, 11/15/2031(1)	10,864	10,728
4.63%, 12/01/2030(1)	15,130	14,317
5.00%, 11/15/2031(1)	930	896
5.38%, 02/01/2028(1)	530	549
5.50%, 04/15/2027(1)	2,300	2,378
5.75%, 01/15/2030(1)	2,035	2,027
6.50%, 02/01/2029(1)	260	278
7.50%, 04/01/2028(1)	591	634
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.38%, 08/15/2026(1)	19,000	9,500
Digicel Group Holdings Ltd.
8.00%, 04/01/2025(1)(6)	373	345
Digicel International Finance Ltd./Digicel international Holdings Ltd.
8.00%, 12/31/2026(1)	147	143
8.75%, 05/25/2024(1)	375	385
DISH DBS Corp.
5.25%, 12/01/2026(1)	8,850	8,990
5.75%, 12/01/2028(1)	8,850	8,939
eBay, Inc.
1.40%, 05/10/2026	4,120	4,057
Expedia Group, Inc.
2.95%, 03/15/2031	27,370	27,331
3.25%, 02/15/2030	12,925	13,190
4.63%, 08/01/2027	3,030	3,374
6.25%, 05/01/2025(1)	6,780	7,649
HKT Capital No 2 Ltd.
3.63%, 04/02/2025	605	635

HKT Capital No 4 Ltd.
3.00%, 07/14/2026		12,895	13,453
iHeartCommunications, Inc.
4.75%, 01/15/2028(1)		4,176	4,235
5.25%, 08/15/2027(1)		4,120	4,285
6.38%, 05/01/2026		4,911	5,095
8.38%, 05/01/2027		3,844	4,053
Informa Plc
2.13%, 10/06/2025	EUR	3,658	4,361
Intelsat Connect Finance SA
9.50%, 02/15/2023(1)(7)		$710	108
Intelsat Jackson Holdings SA
5.50%, 08/01/2023(7)		12,702	5,752
8.00%, 02/15/2024(1)(7)		11,530	11,689
8.50%, 10/15/2024(1)(7)		18,280	8,377
9.75%, 07/15/2025(1)(7)		15,687	7,201
Intelsat Jackson Secured Notes
6.50%, 12/01/2029(1)		11,576	11,576
Intelsat Luxembourg SA
7.75%, 06/01/2049(7)		8,455	42
Kenbourne Invest SA
4.70%, 01/22/2028(1)		333	326
6.88%, 11/26/2024(1)		937	974
Lamar Media Corp.
3.75%, 02/15/2028		66	66
Level 3 Financing, Inc.
3.40%, 03/01/2027(1)		3,120	3,221
3.75%, 07/15/2029(1)		3,000	2,850
3.88%, 11/15/2029(1)		15,113	15,377
4.63%, 09/15/2027(1)		621	633
Liquid Telecommunications Financing Plc
5.50%, 09/04/2026(1)		710	730
Millicom International Cellular SA
4.50%, 04/27/2031(1)		705	710
Motorola Solutions, Inc.
2.30%, 11/15/2030		7,753	7,490
2.75%, 05/24/2031		7,400	7,413
4.60%, 02/23/2028		5,796	6,544
NBN Co. Ltd.
2.63%, 05/05/2031(1)		475	477
Netflix, Inc.
3.63%, 06/15/2025(1)		3,500	3,688
3.63%, 05/15/2027	EUR	15,245	19,921
3.63%, 06/15/2030		12,461	16,883
3.88%, 11/15/2029		2,000	2,746
4.63%, 05/15/2029		5,400	7,670
4.88%, 04/15/2028		$1,445	1,647
4.88%, 06/15/2030(1)		22,910	26,719
5.38%, 11/15/2029(1)		1,056	1,254
5.88%, 11/15/2028		1,385	1,665
6.38%, 05/15/2029		1,635	2,032
Nexstar Media, Inc.
5.63%, 07/15/2027(1)		603	636
Nokia OYJ
4.38%, 06/12/2027		4,255	4,595
NTT Finance Corp.
1.59%, 04/03/2028(1)		777	759
Oi SA
10.00%, 07/27/2025(6)(17)		1,251	1,098
Omnicom Group, Inc.
2.60%, 08/01/2031		1,526	1,546
Ooredoo International Finance Ltd.
2.63%, 04/08/2031(1)		7,865	7,895
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.63%, 03/15/2030(1)		56	56
5.00%, 08/15/2027(1)		702	718
Prosus NV
1.99%, 07/13/2033(1)	EUR	4,400	4,888
3.06%, 07/13/2031(1)		$9,400	9,163
SES GLOBAL Americas Holdings GP
5.30%, 03/25/2044(1)		10,000	11,418
Sinclair Television Group, Inc.
4.13%, 12/01/2030(1)		5,050	4,785
Sirius XM Radio, Inc.
4.00%, 07/15/2028(1)		674	678
5.00%, 08/01/2027(1)		1,385	1,439
5.50%, 07/01/2029(1)		806	868
Sprint Capital Corp.
6.88%, 11/15/2028		3,445	4,358
Sprint Communications, Inc.
6.00%, 11/15/2022		4,570	4,757

Sprint Corp.
7.13%, 06/15/2024		11,500	12,911
7.63%, 02/15/2025		11,900	13,685
7.63%, 03/01/2026		137	164
7.88%, 09/15/2023		28,819	31,737
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
4.74%, 03/20/2025(1)		37,985	39,740
5.15%, 03/20/2028(1)		30,747	33,897
TEGNA, Inc.
4.63%, 03/15/2028		111	112
5.00%, 09/15/2029		122	125
Tencent Holdings Ltd.
3.84%, 04/22/2051(1)		16,095	16,901
3.94%, 04/22/2061(1)		15,200	16,076
Time Warner Cable LLC
4.50%, 09/15/2042		13,975	15,236
5.50%, 09/01/2041		11,204	13,584
T-Mobile USA, Inc.
2.05%, 02/15/2028		2,045	2,030
2.25%, 02/15/2026		10,909	10,936
2.25%, 02/15/2026(1)		13,200	13,233
2.25%, 11/15/2031		690	670
2.40%, 03/15/2029(1)		6,015	6,073
2.55%, 02/15/2031		10,666	10,612
2.70%, 03/15/2032(1)		6,220	6,258
3.38%, 04/15/2029(1)		5,800	5,910
3.38%, 04/15/2029		17,959	18,299
3.40%, 10/15/2052(1)		20,864	20,768
3.50%, 04/15/2031(1)		5,800	6,034
3.50%, 04/15/2031		21,049	21,899
3.75%, 04/15/2027		32,825	35,546
3.88%, 04/15/2030		45,366	49,619
4.50%, 04/15/2050		2,613	3,058
4.75%, 02/01/2028		3,143	3,308
Uber Technologies, Inc.
4.50%, 08/15/2029(1)		7,075	7,205
6.25%, 01/15/2028(1)		7,305	7,842
7.50%, 09/15/2027(1)		2,295	2,498
United Group BV
4.88%, 07/01/2024	EUR	8,500	9,756
Univision Communications, Inc.
5.13%, 02/15/2025(1)		$7,686	7,763
6.63%, 06/01/2027(1)		6,678	7,196
UPC Holding BV
5.50%, 01/15/2028(1)		277	287
VEON Holdings BV
3.38%, 11/25/2027(1)		1,575	1,536
Verizon Communications, Inc.
1.75%, 01/20/2031		30,000	28,394
2.10%, 03/22/2028		4,545	4,554
2.36%, 03/15/2032(1)		23,120	22,781
2.55%, 03/21/2031		25,540	25,768
2.65%, 11/20/2040		5,480	5,207
2.85%, 09/03/2041		3,760	3,709
2.99%, 10/30/2056		13,060	12,363
3.55%, 03/22/2051		12,000	12,922
4.86%, 08/21/2046		1,175	1,512
ViacomCBS, Inc.
4.20%, 05/19/2032		2,355	2,656
4.38%, 03/15/2043		3,853	4,383
4.95%, 01/15/2031		10,430	12,425
Virgin Media Secured Finance Plc
4.50%, 08/15/2030(1)		8,680	8,735
5.50%, 05/15/2029(1)		1,670	1,763
Vmed O2 UK Financing I Plc
4.25%, 01/31/2031(1)		2,915	2,857
Vodafone Group Plc
4.25%, 09/17/2050		3,955	4,565
4.88%, 06/19/2049		6,963	8,781
5.25%, 05/30/2048		12,986	16,914
VTR Comunicaciones SpA
4.38%, 04/15/2029(1)		685	678
5.13%, 01/15/2028(1)		381	389
Walt Disney Co.
3.50%, 05/13/2040		1,011	1,107
3.60%, 01/13/2051		7,500	8,482
Windstream Escrow LLC / Windstream Escrow Finance Corp.
7.75%, 08/15/2028(1)		222	235
Zayo Group Holdings, Inc.
4.00%, 03/01/2027(1)		2,000	1,972
Ziggo Bond Co. BV
6.00%, 01/15/2027(1)		334	344

Ziggo BV
4.88%, 01/15/2030(1)	254	261
5.50%, 01/15/2027(1)	6,126	6,294

Total Communications		1,613,687

Consumer, Cyclical – 3.12%
1011778 BC ULC / New Red Finance, Inc.
3.88%, 01/15/2028(1)	83	84
7-Eleven, Inc.
0.80%, 02/10/2024(1)	24,535	24,255
Air Canada
3.88%, 08/15/2026(1)	1,900	1,938
Air Canada 2015-2 Class B Pass Through Trust
5.00%, 12/15/2023(1)	1,195	1,218
Air Canada 2017-1 Class B Pass Through Trust
3.70%, 01/15/2026(1)	10,447	10,117
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 08/15/2027(1)	1,424	1,556
Alimentation Couche-Tard, Inc.
3.55%, 07/26/2027(1)	3,000	3,214
3.80%, 01/25/2050(1)	4,513	4,882
American Airlines 2015-1 Class A Pass Through Trust
3.38%, 05/01/2027	609	603
American Airlines 2015-2 Class B Pass Through Trust
4.40%, 09/22/2023	7,263	7,159
American Airlines 2016-1 Class B Pass Through Trust
5.25%, 01/15/2024	334	330
American Airlines 2016-2 Class B Pass Through Trust
4.38%, 06/15/2024(1)	2,673	2,611
American Airlines 2016-3 Class B Pass Through Trust
3.75%, 10/15/2025	2,292	2,196
American Airlines 2017-2 Class A Pass Through Trust
3.60%, 10/15/2029	190	185
American Airlines 2017-2 Class B Pass Through Trust
3.70%, 10/15/2025	1,218	1,174
American Airlines 2019-1 Class AA Pass Through Trust
3.15%, 02/15/2032	827	835
American Airlines 2019-1 Class B Pass Through Trust
3.85%, 02/15/2028	10,009	9,561
American Airlines 2021-1 Class A Pass Through Trust
2.88%, 07/11/2034	15,700	15,551
American Airlines, Inc.
5.50%, 04/20/2026(1)	157	163
5.75%, 04/20/2029(1)	3,405	3,639
American Builders & Contractors Supply Co., Inc.
4.00%, 01/15/2028(1)	427	437
American Honda Finance Corp.
0.55%, 07/12/2024	47,945	47,317
Aramark Services, Inc.
5.00%, 02/01/2028(1)	628	649
AutoNation, Inc.
4.75%, 06/01/2030	1,030	1,177
AutoZone, Inc.
3.63%, 04/15/2025	5,645	6,020
4.00%, 04/15/2030	8,465	9,471
Azul Investments LLP
5.88%, 10/26/2024(1)	467	434
7.25%, 06/15/2026(1)	823	754
British Airways 2018-1 Class AA Pass Through Trust
3.80%, 09/20/2031(1)	1,908	1,986
British Airways 2019-1 Class A Pass Through Trust
3.35%, 06/15/2029(1)	2,767	2,750
British Airways 2019-1 Class AA Pass Through Trust
3.30%, 12/15/2032(1)	376	388
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC
6.25%, 09/15/2027(1)	640	668
Caesars Entertainment, Inc.
4.63%, 10/15/2029(1)	355	355
6.25%, 07/01/2025(1)	5,600	5,878
Caesars Resort Collection LLC
5.75%, 07/01/2025(1)	1,100	1,149
Carnival Corp.
4.00%, 08/01/2028(1)	12,385	12,292
Cedar Fair LP
5.25%, 07/15/2029	540	553
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op
5.38%, 04/15/2027	536	549
5.50%, 05/01/2025(1)	370	383
Churchill Downs, Inc.
4.75%, 01/15/2028(1)	318	329
5.50%, 04/01/2027(1)	641	660

Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 04/19/2022		930	941
Daimler Finance North America LLC
1.06% (3 Month LIBOR USD + 0.90%), 02/15/2022(1)(2)		4,620	4,624
2.45%, 03/02/2031(1)		3,005	3,053
Delta Air Lines, Inc.
3.63%, 03/15/2022		3,757	3,757
7.00%, 05/01/2025(1)		4,067	4,650
Dillard’s, Inc.
7.00%, 12/01/2028		380	444
7.75%, 07/15/2026		135	161
7.75%, 05/15/2027		85	101
Dollar General Corp.
3.50%, 04/03/2030		3,125	3,377
Ferguson Finance Plc
3.25%, 06/02/2030(1)		1,720	1,808
FirstCash, Inc.
5.63%, 01/01/2030(1)		5,000	5,096
Ford Motor Co.
3.25%, 02/12/2032		31,689	32,450
9.00%, 04/22/2025		33	40
Ford Motor Credit Co. LLC
0.13% (3 Month EURIBOR + 0.70%), 12/01/2024(2)(3)	EUR	2,000	2,242
0.17% (3 Month EURIBOR + 0.73%), 11/15/2023(2)(3)		1,600	1,806
1.39% (3 Month LIBOR USD + 1.24%), 02/15/2023(2)		$500	499
1.49% (3 Month LIBOR USD + 1.27%), 03/28/2022(2)		350	350
1.74%, 07/19/2024	EUR	2,200	2,543
2.33%, 11/25/2025		1,400	1,658
2.39%, 02/17/2026		300	357
2.75%, 06/14/2024	GBP	200	272
2.98%, 08/03/2022		$800	804
3.02%, 03/06/2024	EUR	4,400	5,223
3.09%, 01/09/2023		$22,700	23,084
3.10%, 05/04/2023		3,600	3,667
3.22%, 01/09/2022		8,485	8,485
3.25%, 09/15/2025	EUR	3,090	3,769
3.34%, 03/28/2022		$39,862	39,932
3.35%, 11/01/2022		5,600	5,670
3.37%, 11/17/2023		1,000	1,031
3.38%, 11/13/2025		1,800	1,870
3.55%, 10/07/2022		4,200	4,264
3.63%, 06/17/2031		2,295	2,416
3.66%, 09/08/2024		5,850	6,077
3.81%, 01/09/2024		2,900	3,008
4.25%, 09/20/2022		2,100	2,138
4.38%, 08/06/2023		2,000	2,081
4.39%, 01/08/2026		3,400	3,663
4.54%, 03/06/2025	GBP	1,800	2,572
5.13%, 06/16/2025		$2,500	2,719
5.58%, 03/18/2024		3,000	3,232
5.60%, 01/07/2022		24,264	24,281
General Motors Co.
5.20%, 04/01/2045		28,550	35,324
5.40%, 04/01/2048		1,330	1,697
6.25%, 10/02/2043		65	89
General Motors Financial Co., Inc.
1.05%, 03/08/2024		14,565	14,488
1.20%, 10/15/2024		8,570	8,507
1.70%, 08/18/2023		7,709	7,782
2.90%, 02/26/2025		2,017	2,085
3.15%, 06/30/2022		3,715	3,757
3.45%, 04/10/2022		1,470	1,474
4.00%, 10/06/2026		1,590	1,717
4.30%, 07/13/2025		1,151	1,241
4.35%, 04/09/2025		4,495	4,836
5.10%, 01/17/2024		13,185	14,137
Genm Capital Labuan Ltd.
3.88%, 04/19/2031(1)		10,990	10,715
Gol Finance SA
7.00%, 01/31/2025(1)		1,376	1,211
Grupo Axo SAPI de CV
5.75%, 06/08/2026(1)		383	384
Hasbro, Inc.
3.55%, 11/19/2026		5,270	5,650
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/2032(1)		7,388	7,349
3.75%, 05/01/2029(1)		18,012	18,147
4.00%, 05/01/2031(1)		16,300	16,667
Home Depot, Inc.
1.50%, 09/15/2028		8,260	8,151
Hyundai Capital America
1.15%, 11/10/2022(1)		20,000	20,050

1.25%, 09/18/2023(1)		8,802	8,795
1.80%, 10/15/2025(1)		5,395	5,366
2.10%, 09/15/2028(1)		6,385	6,203
IMCD NV
2.50%, 03/26/2025	EUR	1,000	1,184
InRetail Consumer
3.25%, 03/22/2028(1)		$544	539
International Game Technology Plc
6.50%, 02/15/2025(1)		295	320
JetBlue 2019-1 Class AA Pass Through Trust
2.75%, 05/15/2032		640	645
JetBlue 2020-1 Class A Pass Through Trust
4.00%, 11/15/2032		3,271	3,528
JSM Global Sarl
4.75%, 10/20/2030(1)		752	693
KAR Auction Services, Inc.
5.13%, 06/01/2025(1)		508	516
Las Vegas Sands Corp.
3.20%, 08/08/2024		1,312	1,336
3.50%, 08/18/2026		770	779
3.90%, 08/08/2029		1,200	1,208
Lennar Corp.
4.75%, 11/29/2027		4,275	4,838
4.88%, 12/15/2023		510	541
Lithia Motors, Inc.
3.88%, 06/01/2029(1)		6,480	6,615
Lowe’s Companies, Inc.
1.30%, 04/15/2028		698	669
2.80%, 09/15/2041		6,114	5,965
Lowe’s Cos, Inc.
1.70%, 09/15/2028		9,491	9,300
Magna International, Inc.
4.15%, 10/01/2025		665	722
Marriott International, Inc.
2.75%, 10/15/2033		5,315	5,156
2.85%, 04/15/2031		7,650	7,627
3.13%, 02/15/2023		1,360	1,382
3.50%, 10/15/2032		6,200	6,493
3.75%, 10/01/2025		1,505	1,594
4.63%, 06/15/2030		11,174	12,570
5.75%, 05/01/2025		1,399	1,575
Marriott Ownership Resorts, Inc.
4.50%, 06/15/2029(1)		745	750
6.13%, 09/15/2025(1)		296	309
Mattamy Group Corp.
5.25%, 12/15/2027(1)		56	59
McDonald’s Corp.
3.60%, 07/01/2030		7,882	8,710
MDC Holdings, Inc.
6.00%, 01/15/2043		7,970	10,082
Melco Resorts Finance Ltd.
5.38%, 12/04/2029(1)		3,100	3,007
Meritage Homes Corp.
3.88%, 04/15/2029(1)		4,635	4,867
Metalsa S A P I de CV
3.75%, 05/04/2031(17)		720	695
MGM China Holdings Ltd.
5.25%, 06/18/2025(1)		2,100	2,084
5.38%, 05/15/2024(1)		407	406
5.88%, 05/15/2026(1)		1,112	1,115
MGM Resorts International
4.63%, 09/01/2026		43	45
5.50%, 04/15/2027		72	77
5.75%, 06/15/2025		74	80
7.75%, 03/15/2022		9,879	10,002
Michaels Companies, Inc.
5.25%, 05/01/2028(1)		1,248	1,249
7.88%, 05/01/2029(1)		9,897	9,749
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50%, 06/20/2027(1)		9,040	9,650
Mitchells & Butlers Finance Plc
0.65% (3 Month LIBOR USD + 0.45%), 12/15/2030(2)		7,723	7,180
6.01%, 12/15/2028	GBP	289	423
NCL Corp. Ltd.
5.88%, 03/15/2026(1)		$1,420	1,414
Nemak SAB de CV
3.63%, 06/28/2031(17)		710	692
Nissan Motor Acceptance Co. LLC
1.01% (3 Month LIBOR USD + 0.89%), 01/13/2022(1)(2)		791	791
1.85%, 09/16/2026(1)		45,200	44,100
2.00%, 03/09/2026(1)		14,300	14,086

2.45%, 09/15/2028(1)		4,800	4,665
2.75%, 03/09/2028(1)		14,600	14,495
Nissan Motor Co. Ltd.
3.52%, 09/17/2025(1)		1,400	1,467
4.35%, 09/17/2027(1)		10,500	11,335
4.81%, 09/17/2030(1)		61,699	69,002
Ross Stores, Inc.
1.88%, 04/15/2031		698	669
Royal Caribbean Cruises Ltd.
5.50%, 04/01/2028(1)		2,075	2,099
9.13%, 06/15/2023(1)		370	391
10.88%, 06/01/2023(1)		5,469	5,975
11.50%, 06/01/2025(1)		3,158	3,537
Sands China Ltd.
2.85%, 03/08/2029(1)		2,000	1,882
3.25%, 08/08/2031(1)		1,900	1,785
3.80%, 01/08/2026		2,000	2,010
4.38%, 06/18/2030		1,000	1,019
5.13%, 08/08/2025		10,423	10,934
5.40%, 08/08/2028		2,000	2,153
Southwest Airlines Co. 2007-1 Pass Through Trust
6.65%, 08/01/2022		28	28
Starbucks Corp.
2.55%, 11/15/2030		3,203	3,267
Tapestry, Inc.
3.05%, 03/15/2032		3,325	3,345
Toyota Motor Credit Corp.
2.65%, 04/12/2022		17,580	17,691
Travel + Leisure Co.
4.50%, 12/01/2029(1)		2,270	2,289
6.00%, 04/01/2027		6,035	6,559
6.60%, 10/01/2025		1,120	1,246
United Airlines 2018-1 Class A Pass Through Trust
3.70%, 03/01/2030		550	556
United Airlines 2018-1 Class B Pass Through Trust
4.60%, 03/01/2026		4,958	5,029
United Airlines 2019-1 Class AA Pass Through Trust
4.15%, 08/25/2031		574	627
United Airlines 2019-2 Class A Pass Through Trust
2.90%, 05/01/2028		1,390	1,378
United Airlines 2019-2 Class AA Pass Through Trust
2.70%, 05/01/2032		870	862
United Airlines 2020-1 Class A Pass Through Trust
5.88%, 10/15/2027		13,820	15,139
United Airlines, Inc.
4.38%, 04/15/2026(1)		775	808
4.63%, 04/15/2029(1)		5,418	5,587
US Airways 2011-1 Class A Pass Through Trust
7.13%, 10/22/2023		1,142	1,203
US Airways 2013-1 Class A Pass Through Trust
3.95%, 11/15/2025		1,154	1,165
Vail Resorts, Inc.
6.25%, 05/15/2025(1)		330	343
Volkswagen Group of America Finance LLC
0.88%, 11/22/2023(1)		35,590	35,352
1.63%, 11/24/2027(1)		792	768
2.70%, 09/26/2022(1)		6,040	6,127
3.20%, 09/26/2026(1)		1,180	1,242
3.35%, 05/13/2025(1)		1,455	1,531
William Carter Co.
5.63%, 03/15/2027(1)		275	284
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.25%, 05/15/2027(1)		1,488	1,521
5.50%, 03/01/2025(1)		1,466	1,510
Wynn Macau Ltd.
4.88%, 10/01/2024(1)		615	578
5.13%, 12/15/2029(1)		800	727
5.50%, 01/15/2026(1)		2,600	2,444
5.50%, 10/01/2027(1)		2,465	2,292
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.13%, 10/01/2029(1)		475	482
7.75%, 04/15/2025(1)		1,800	1,888
Yum! Brands, Inc.
4.75%, 01/15/2030(1)		750	812
7.75%, 04/01/2025(1)		1,050	1,106

Total Consumer, Cyclical			1,078,128

Consumer, Non-cyclical – 4.39%
AA Bond Co. Ltd.
4.88%, 07/31/2024	GBP	1,000	1,420
AbbVie, Inc.
2.85%, 05/14/2023		$1,000	1,022

2.95%, 11/21/2026	737	777
3.20%, 11/21/2029	622	665
3.45%, 03/15/2022	29,820	29,847
3.80%, 03/15/2025	3,618	3,851
4.05%, 11/21/2039	5,273	6,050
4.25%, 11/21/2049	8,546	10,274
4.40%, 11/06/2042	7,147	8,528
4.45%, 05/14/2046	2,355	2,848
4.50%, 05/14/2035	6,925	8,284
4.55%, 03/15/2035	3,300	3,968
4.70%, 05/14/2045	5,020	6,228
4.88%, 11/14/2048	8,355	10,796
Adani Ports & Special Economic Zone Ltd.
4.20%, 08/04/2027(1)	4,985	5,173
Aetna, Inc.
2.80%, 06/15/2023	2,000	2,049
3.50%, 11/15/2024	3,370	3,554
Albertsons Companies, Inc.
4.88%, 02/15/2030(1)	91	98
5.88%, 02/15/2028(1)	490	519
Altria Group, Inc.
3.40%, 02/04/2041	10,070	9,289
Amgen, Inc.
2.80%, 08/15/2041	962	926
Anheuser-Busch InBev Worldwide, Inc.
4.50%, 06/01/2050	40,670	50,139
4.60%, 04/15/2048	7,200	8,804
4.70%, 02/01/2036	3,200	3,862
4.90%, 02/01/2046	4,455	5,631
Anthem, Inc.
3.65%, 12/01/2027	2,580	2,830
Astrazeneca Finance LLC
1.75%, 05/28/2028	1,121	1,114
2.25%, 05/28/2031	1,895	1,908
Atento Luxco 1 SA
8.00%, 02/10/2026(1)	267	285
Bacardi Ltd.
4.45%, 05/15/2025(1)	13,995	15,166
4.70%, 05/15/2028(1)	2,047	2,315
5.30%, 05/15/2048(1)	2,730	3,561
Baptist Healthcare System Obligated Group
3.54%, 08/15/2050	8,700	9,485
BAT Capital Corp.
2.73%, 03/25/2031	29,370	28,501
3.56%, 08/15/2027	3,582	3,757
4.39%, 08/15/2037	1,020	1,075
4.54%, 08/15/2047	10,555	11,039
4.70%, 04/02/2027	7,982	8,781
BAT International Finance Plc
1.67%, 03/25/2026	1,870	1,836
Bausch Health Americas, Inc.
8.50%, 01/31/2027(1)	838	880
9.25%, 04/01/2026(1)	731	772
Bausch Health Companies, Inc.
7.25%, 05/30/2029(1)	371	367
Bausch Health Cos, Inc.
5.75%, 08/15/2027(1)	230	239
7.00%, 01/15/2028(1)	357	355
9.00%, 12/15/2025(1)	761	801
Bayer US Finance II LLC
2.85%, 04/15/2025(1)	8,635	8,816
3.38%, 07/15/2024(1)	5,915	6,155
4.25%, 12/15/2025(1)	5,060	5,473
4.38%, 12/15/2028(1)	5,273	5,890
4.40%, 07/15/2044(1)	4,200	4,811
4.88%, 06/25/2048(1)	11,025	13,550
Bayer US Finance LLC
3.38%, 10/08/2024(1)	5,000	5,226
Becton Dickinson & Co.
1.96%, 02/11/2031	4,664	4,483
3.36%, 06/06/2024	864	905
3.70%, 06/06/2027	621	677
3.73%, 12/15/2024	1,046	1,112
7.00%, 08/01/2027	361	454
Biogen, Inc.
2.25%, 05/01/2030	2,522	2,483
Bon Secours Mercy Health, Inc.
3.21%, 06/01/2050	4,000	4,214
BRF GmbH
4.35%, 09/29/2026(1)	827	835

BRF SA
5.75%, 09/21/2050(1)		538	535
Centene Corp.
2.45%, 07/15/2028		36,123	35,581
2.50%, 03/01/2031		14,580	14,194
2.63%, 08/01/2031		12,895	12,637
3.00%, 10/15/2030		13,824	14,052
3.38%, 02/15/2030		2,527	2,573
4.25%, 12/15/2027		9,430	9,831
4.63%, 12/15/2029		654	705
Charles River Laboratories International, Inc.
4.25%, 05/01/2028(1)		56	58
CHS/Community Health Systems, Inc.
4.75%, 02/15/2031(1)		5,700	5,750
5.63%, 03/15/2027(1)		17,473	18,492
6.00%, 01/15/2029(1)		1,490	1,589
6.63%, 02/15/2025(1)		4,606	4,767
8.00%, 03/15/2026(1)		4,312	4,533
Cigna Corp.
3.40%, 03/01/2027		6,858	7,365
3.40%, 03/15/2051		2,368	2,476
4.38%, 10/15/2028		24,030	27,310
4.80%, 08/15/2038		2,350	2,891
CommonSpirit Health
1.55%, 10/01/2025		3,450	3,417
2.78%, 10/01/2030		7,175	7,344
3.35%, 10/01/2029		3,390	3,605
3.91%, 10/01/2050		8,700	9,679
Constellation Brands, Inc.
4.65%, 11/15/2028		4,330	4,978
CoStar Group, Inc.
2.80%, 07/15/2030(1)		11,000	11,003
CVS Health Corp.
1.30%, 08/21/2027		7,129	6,911
1.88%, 02/28/2031		4,335	4,159
3.25%, 08/15/2029		6,270	6,685
4.25%, 04/01/2050		169	204
4.30%, 03/25/2028		3,882	4,356
4.75%, 12/01/2022(1)		56	57
5.05%, 03/25/2048		40,073	52,393
5.13%, 07/20/2045		2,250	2,925
CVS Pass-Through Trust
5.77%, 01/10/2033(1)		59	69
5.77%, 01/10/2033		2,167	2,524
6.04%, 12/10/2028		1,129	1,287
CVS Pass-Through Trust Series 2013
4.70%, 01/10/2036(1)		4,394	4,942
CVS Pass-Through Trust Series 2014
4.16%, 08/11/2036(1)		9,753	10,685
Darling Ingredients, Inc.
5.25%, 04/15/2027(1)		272	281
DP World Crescent Ltd.
4.85%, 09/26/2028		1,250	1,401
Element Fleet Management Corp.
1.60%, 04/06/2024(1)		2,195	2,197
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
6.00%, 06/30/2028(1)		8,236	6,136
ERAC USA Finance LLC
3.80%, 11/01/2025(1)		4,605	4,952
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050		8,105	8,475
Ford Foundation
2.82%, 06/01/2070		880	907
Fresenius Medical Care US Finance III, Inc.
1.88%, 12/01/2026(1)		9,545	9,442
2.38%, 02/16/2031(1)		10,000	9,555
Frigorifico Concepcion SA
7.70%, 07/21/2028(1)		364	367
Gilead Sciences, Inc.
2.60%, 10/01/2040		4,746	4,572
4.60%, 09/01/2035		9,201	11,133
5.65%, 12/01/2041		491	676
GlaxoSmithKline Capital Plc
0.53%, 10/01/2023		35,910	35,770
Global Payments, Inc.
1.20%, 03/01/2026		10,422	10,116
2.90%, 11/15/2031		13,400	13,591
3.20%, 08/15/2029		7,069	7,363
Greene King Finance Plc
4.06%, 03/15/2035	GBP	3,380	4,921
5.11%, 03/15/2034		441	679

Grupo KUO SAB de CV
5.75%, 07/07/2027(1)		$344	354
HCA, Inc.
2.38%, 07/15/2031		13,750	13,536
3.50%, 09/01/2030		8,364	8,840
4.13%, 06/15/2029		26,998	29,708
4.50%, 02/15/2027		8,741	9,629
5.00%, 03/15/2024		11,544	12,413
5.25%, 04/15/2025		15,501	17,147
5.25%, 06/15/2026		7,235	8,136
5.25%, 06/15/2049		28,270	36,308
5.63%, 09/01/2028		167	195
5.88%, 05/01/2023		844	894
5.88%, 02/01/2029		112	133
7.58%, 09/15/2025		1,322	1,553
7.69%, 06/15/2025		840	993
Herc Holdings, Inc.
5.50%, 07/15/2027(1)		638	664
Humana, Inc.
2.15%, 02/03/2032		4,550	4,400
3.15%, 12/01/2022		1,302	1,324
3.85%, 10/01/2024		4,014	4,261
3.95%, 03/15/2027		2,112	2,308
4.88%, 04/01/2030		10,643	12,472
IHS Markit Ltd.
4.00%, 03/01/2026(1)		6,401	6,917
4.25%, 05/01/2029		2,585	2,940
4.75%, 02/15/2025(1)		5,920	6,445
4.75%, 08/01/2028		21,925	25,406
5.00%, 11/01/2022(1)		10,211	10,502
Illumina, Inc.
2.55%, 03/23/2031		11,640	11,637
Imperial Brands Finance Plc
3.13%, 07/26/2024(1)		10,790	11,149
3.50%, 07/26/2026(1)		8,675	9,117
4.25%, 07/21/2025(1)		4,170	4,477
Integris Baptist Medical Center, Inc.
3.88%, 08/15/2050		7,000	7,993
IQVIA, Inc.
2.88%, 09/15/2025(1)	EUR	100	115
5.00%, 05/15/2027(1)		$609	630
JBS USA LUX SA
3.75%, 12/01/2031(1)		6,852	6,955
5.50%, 01/15/2030(1)		5,671	6,167
6.50%, 04/15/2029(1)		12,785	14,064
6.75%, 02/15/2028(1)		8,647	9,328
JDE Peet’s NV
2.25%, 09/24/2031(1)		4,500	4,330
Kimberly-Clark de Mexico SAB de CV
2.43%, 07/01/2031(1)		8,765	8,662
Kraft Heinz Foods Co.
3.88%, 05/15/2027		21,869	23,622
4.38%, 06/01/2046		34,720	40,657
4.88%, 10/01/2049		7,855	9,865
5.00%, 06/04/2042		5,436	6,762
Mass General Brigham, Inc.
3.34%, 07/01/2060		3,500	3,809
Massachusetts Institute of Technology
4.68%, 07/01/2114		45	67
5.60%, 07/01/2111		72	126
Merck & Co., Inc.
2.75%, 12/10/2051		942	932
Molina Healthcare, Inc.
3.88%, 11/15/2030(1)		2,706	2,807
3.88%, 05/15/2032(1)		6,253	6,292
4.38%, 06/15/2028(1)		10,418	10,731
Moody’s Corp.
3.10%, 11/29/2061		1,707	1,692
Mozart Debt Merger Sub, Inc.
3.88%, 04/01/2029(1)		10,421	10,384
Natura Cosmeticos SA
4.13%, 05/03/2028(1)		5,270	5,171
NBM US Holdings, Inc.
7.00%, 05/14/2026(1)		8,095	8,490
Nestle Holdings, Inc.
0.38%, 01/15/2024(1)		48,380	47,794
New York & Presbyterian Hospital
3.56%, 08/01/2036		2,630	2,913
Ortho-Clinical Diagnostics, Inc.
7.25%, 02/01/2028(1)		566	608
7.38%, 06/01/2025(1)		230	243

PepsiCo, Inc.
0.40%, 10/07/2023	2,043	2,032
Performance Food Group, Inc.
5.50%, 10/15/2027(1)	557	581
PerkinElmer, Inc.
2.25%, 09/15/2031	2,250	2,188
2.55%, 03/15/2031	11,115	11,206
3.30%, 09/15/2029	698	739
Perrigo Finance Unlimited Co.
3.90%, 06/15/2030	5,400	5,473
Pilgrim’s Pride Corp.
3.50%, 03/01/2032(1)	13,890	14,029
4.25%, 04/15/2031(1)	2,650	2,783
5.88%, 09/30/2027(1)	1,453	1,534
Pomona College
2.89%, 01/01/2051	3,570	3,647
Post Holdings, Inc.
4.63%, 04/15/2030(1)	10,565	10,760
5.50%, 12/15/2029(1)	407	428
5.63%, 01/15/2028(1)	512	543
Rede D’or Finance SARL
4.50%, 01/22/2030(1)	249	242
RELX Capital, Inc.
4.00%, 03/18/2029	8,030	8,906
Reynolds American, Inc.
4.45%, 06/12/2025	2,097	2,265
5.70%, 08/15/2035	6,650	7,880
5.85%, 08/15/2045	9,235	11,221
Roche Holdings, Inc.
2.61%, 12/13/2051(1)	1,728	1,697
Rockefeller Foundation
2.49%, 10/01/2050	7,900	7,769
Select Medical Corp.
6.25%, 08/15/2026(1)	298	316
Shanghai Port Group BVI Development 2 Co. Ltd.
2.38%, 07/13/2030	200	199
Shanghai Port Group BVI Development Co. Ltd.
2.85%, 09/11/2029	277	286
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	14,323	14,731
Smithfield Foods, Inc.
2.63%, 09/13/2031(1)	10,000	9,675
3.00%, 10/15/2030(1)	925	921
4.25%, 02/01/2027(1)	1,290	1,385
Sutter Health
3.16%, 08/15/2040	4,700	4,834
3.36%, 08/15/2050	11,400	11,945
Tenet Healthcare Corp.
4.38%, 01/15/2030(1)	1,295	1,312
4.63%, 07/15/2024	27	27
4.88%, 01/01/2026(1)	1,126	1,157
5.13%, 11/01/2027(1)	170	177
6.25%, 02/01/2027(1)	1,640	1,697
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/2022	761	762
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026	10,685	10,044
4.10%, 10/01/2046	7,075	5,978
4.75%, 05/09/2027	7,145	7,080
5.13%, 05/09/2029	5,405	5,299
Thermo Fisher Scientific, Inc.
2.80%, 10/15/2041	811	820
Transurban Finance Co. Pty Ltd.
3.38%, 03/22/2027(1)	1,610	1,709
Unilever Capital Corp.
2.60%, 05/05/2024	28,544	29,502
3.00%, 03/07/2022	5,625	5,652
UnitedHealth Group, Inc.
2.00%, 05/15/2030	649	644
2.90%, 05/15/2050	10,669	10,868
3.05%, 05/15/2041	5,225	5,469
3.25%, 05/15/2051	2,998	3,243
3.88%, 12/15/2028	1,070	1,199
Universal Health Services, Inc.
1.65%, 09/01/2026(1)	6,190	6,076
US Renal Care, Inc.
10.63%, 07/15/2027(1)	558	566
Verisk Analytics, Inc.
4.13%, 03/15/2029	3,835	4,276

Total Consumer, Non-cyclical		1,518,688

Energy – 2.49%
Aker BP ASA
2.88%, 01/15/2026(1)	1,685	1,746
3.00%, 01/15/2025(1)	1,645	1,705
3.75%, 01/15/2030(1)	15,485	16,397
4.00%, 01/15/2031(1)	14,110	15,257
Antero Resources Corp.
8.38%, 07/15/2026(1)	812	925
Boardwalk Pipelines LP
3.40%, 02/15/2031	5,979	6,172
4.95%, 12/15/2024	834	904
BP Capital Markets America, Inc.
3.00%, 03/17/2052	5,961	5,833
Buckeye Partners LP
3.95%, 12/01/2026	67	68
Cameron LNG LLC
2.90%, 07/15/2031(1)	811	844
3.30%, 01/15/2035(1)	1,785	1,863
3.40%, 01/15/2038(1)	500	516
3.70%, 01/15/2039(1)	1,330	1,432
Canadian Natural Resources Ltd.
6.25%, 03/15/2038	1,345	1,770
Cenovus Energy, Inc.
6.75%, 11/15/2039	743	1,008
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029	14,167	15,175
5.13%, 06/30/2027	5,966	6,732
5.88%, 03/31/2025	12,738	14,117
7.00%, 06/30/2024	3,887	4,300
Citgo Holding, Inc.
9.25%, 08/01/2024(1)	517	520
Continental Resources, Inc.
2.88%, 04/01/2032(1)	2,660	2,602
3.80%, 06/01/2024	4,910	5,123
5.75%, 01/15/2031(1)	17,450	20,549
Continuum Energy Levanter Pte Ltd.
4.50%, 02/09/2027(1)	565	577
CrownRock LP / CrownRock Finance, Inc.
5.63%, 10/15/2025(1)	285	291
DCP Midstream Operating LP
3.25%, 02/15/2032	15,045	15,158
5.13%, 05/15/2029	1,890	2,136
Devon Energy Corp.
4.50%, 01/15/2030	3,414	3,665
4.75%, 05/15/2042	1,603	1,856
5.88%, 06/15/2028	135	146
Diamondback Energy, Inc.
3.13%, 03/24/2031	3,525	3,633
3.25%, 12/01/2026	4,940	5,210
3.50%, 12/01/2029	12,098	12,829
4.40%, 03/24/2051	661	758
Ecopetrol SA
4.63%, 11/02/2031	562	546
5.38%, 06/26/2026	396	417
5.88%, 05/28/2045	349	334
5.88%, 11/02/2051	1,616	1,514
6.88%, 04/29/2030	1,983	2,214
Energean Israel Finance Ltd.
5.38%, 03/30/2028(1)	4,950	4,876
5.88%, 03/30/2031(1)	6,495	6,389
Energy Transfer LP
2.90%, 05/15/2025	6,950	7,180
4.00%, 10/01/2027	6,885	7,393
4.05%, 03/15/2025	140	148
4.50%, 04/15/2024	985	1,044
4.75%, 01/15/2026	4,720	5,163
4.95%, 06/15/2028	4,782	5,379
5.00%, 05/15/2050	12,233	14,076
5.15%, 03/15/2045	2,700	3,051
5.25%, 04/15/2029	728	834
5.30%, 04/01/2044	600	687
5.35%, 05/15/2045	2,250	2,584
5.40%, 10/01/2047	19,719	23,140
5.50%, 06/01/2027	2,855	3,257
5.88%, 01/15/2024	1,074	1,156
6.00%, 06/15/2048	3,990	4,957
6.25%, 04/15/2049	7,520	9,823
Energy Transfer LP / Regency Energy Finance Corp.
4.50%, 11/01/2023	9,277	9,718
ENI SpA
4.75%, 09/12/2028(1)	4,075	4,694
Enterprise Products Operating LLC
2.80%, 01/31/2030	10,752	11,210

EQT Corp.
3.13%, 05/15/2026(1)		700	719
3.63%, 05/15/2031(1)		8,355	8,668
3.90%, 10/01/2027		2,485	2,665
5.00%, 01/15/2029		3,110	3,444
7.50%, 02/01/2030		1,175	1,510
Exxon Mobil Corp.
3.45%, 04/15/2051		9,290	10,064
4.23%, 03/19/2040		2,505	2,957
4.33%, 03/19/2050		3,496	4,293
Frontera Energy Corp.
7.88%, 06/21/2028(1)		647	606
Galaxy Pipeline Assets Bidco Ltd.
2.16%, 03/31/2034(1)		2,450	2,401
2.94%, 09/30/2040(1)		10,668	10,617
Gazprom Neft OAO Via GPN Capital SA
4.38%, 09/19/2022		3,400	3,458
Gazprom PJSC Via Gaz Capital SA
4.95%, 07/19/2022		3,000	3,051
4.95%, 03/23/2027		20,900	22,597
6.51%, 03/07/2022		4,045	4,078
Gazprom PJSC via Gaz Finance Plc
2.95%, 04/15/2025	EUR	15,000	17,931
2.95%, 01/27/2029(1)		$28,600	27,313
3.00%, 06/29/2027		10,000	9,806
Geopark Ltd.
5.50%, 01/17/2027(1)		253	244
Gray Oak Pipeline LLC
2.00%, 09/15/2023(1)		1,171	1,184
2.60%, 10/15/2025(1)		1,575	1,577
3.45%, 10/15/2027(1)		2,061	2,151
Greenko Dutch BV
3.85%, 03/29/2026(1)		7,683	7,751
Helmerich & Payne, Inc.
2.90%, 09/29/2031(1)		2,400	2,355
Hess Corp.
4.30%, 04/01/2027		4,305	4,688
5.60%, 02/15/2041		11,125	13,734
KazMunayGas National Co. JSC
3.50%, 04/14/2033(1)		931	964
3.50%, 04/14/2033		1,621	1,679
5.38%, 04/24/2030		2,446	2,851
KazTransGas JSC
4.38%, 09/26/2027		600	652
Kinder Morgan, Inc.
4.30%, 06/01/2025		14,500	15,669
5.55%, 06/01/2045		960	1,214
Leviathan Bond Ltd.
6.13%, 06/30/2025(1)		8,515	8,986
Lundin Energy Finance BV
2.00%, 07/15/2026(1)		7,715	7,661
3.10%, 07/15/2031(1)		5,635	5,675
Matador Resources Co.
5.88%, 09/15/2026		117	120
MC Brazil Downstream Trading SARL
7.25%, 06/30/2031(1)		1,017	1,012
MPLX LP
4.25%, 12/01/2027		5,655	6,264
NGPL PipeCo LLC
4.88%, 08/15/2027(1)		4,268	4,749
Noble Finance Co.
11.00%, 02/15/2028(1)(6)		25	27
11.00%, 02/15/2028(6)		35	38
Occidental Petroleum Corp.
0.00%, 10/10/2036		5,454	3,095
4.10%, 02/15/2047		2,190	2,146
4.20%, 03/15/2048		2,540	2,540
4.40%, 08/15/2049		175	177
4.50%, 07/15/2044		350	360
4.63%, 06/15/2045		415	431
5.55%, 03/15/2026		2,820	3,139
8.00%, 07/15/2025		2,130	2,487
8.50%, 07/15/2027		1,705	2,127
8.88%, 07/15/2030		2,618	3,531
Odebrecht Offshore Drilling Finance Ltd.
6.72%, 12/01/2022		13	13
Oil & Gas Holding Co. BSCC
7.63%, 11/07/2024(17)		602	649
OQ SAOC
5.13%, 05/06/2028(1)		348	354

Ovintiv Exploration, Inc.
5.63%, 07/01/2024		2,696	2,968
Ovintiv, Inc.
6.50%, 08/15/2034		8,709	11,206
7.38%, 11/01/2031		473	617
Pertamina Persero PT
3.10%, 08/27/2030(1)		3,663	3,732
Petrobras Global Finance BV
5.30%, 01/27/2025		974	1,047
6.25%, 12/14/2026	GBP	4,359	6,387
Petroleos de Venezuela SA
5.38%, 04/12/2027(7)		$2,052	80
5.50%, 04/12/2037(7)		2,500	97
6.00%, 05/16/2024(7)		2,312	90
6.00%, 11/15/2026(7)		4,600	178
9.00%, 11/17/2022(7)		200	7
9.75%, 05/17/2035(7)		830	32
Petroleos Mexicanos
5.50%, 06/27/2044		787	661
5.95%, 01/28/2031		4,020	3,906
6.63%, 06/15/2035		940	903
6.70%, 02/16/2032(1)		38,467	38,852
6.75%, 09/21/2047		14,742	13,084
6.88%, 10/16/2025(17)		737	805
6.95%, 01/28/2060		4,144	3,699
7.69%, 01/23/2050		7,326	7,070
Petronas Capital Ltd.
2.48%, 01/28/2032(1)		1,700	1,705
3.50%, 04/21/2030(1)		3,900	4,215
4.55%, 04/21/2050(1)		1,200	1,482
Plains All American Pipeline LP
3.55%, 12/15/2029		800	829
Plains All American Pipeline LP / PAA Finance Corp.
3.80%, 09/15/2030		4,120	4,302
4.30%, 01/31/2043		4,600	4,611
4.70%, 06/15/2044		4,880	5,189
4.90%, 02/15/2045		390	423
Puma International Financing SA
5.13%, 10/06/2024(1)		753	753
Qatar Energy
3.13%, 07/12/2041(1)		485	490
Reliance Industries Ltd.
4.13%, 01/28/2025		250	267
Rio Oil Finance Trust Series 2014-1
9.25%, 07/06/2024		192	206
Rio Oil Finance Trust Series 2014-3
9.75%, 01/06/2027		191	219
Rio Oil Finance Trust Series 2018-1
8.20%, 04/06/2028(1)		464	525
Rockies Express Pipeline LLC
4.95%, 07/15/2029(1)		5,700	6,069
6.88%, 04/15/2040(1)		3,535	3,995
Ruby Pipeline LLC
8.00%, 04/01/2022(1)		2,879	2,690
SA Global Sukuk Ltd.
2.69%, 06/17/2031(1)		3,200	3,216
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030		9,287	10,476
5.00%, 03/15/2027		6,115	6,868
5.63%, 03/01/2025		23,856	26,485
5.75%, 05/15/2024		1,982	2,156
5.88%, 06/30/2026		6,040	6,930
Santos Finance Ltd.
3.65%, 04/29/2031(1)		10,000	10,182
Saudi Arabian Oil Co.
1.63%, 11/24/2025		2,200	2,186
3.25%, 11/24/2050(1)		12,530	12,189
3.50%, 04/16/2029(1)		463	495
SM Energy Co.
10.00%, 01/15/2025(1)		98	108
Southern Gas Corridor CJSC
6.88%, 03/24/2026		1,584	1,819
Southern Natural Gas Co. LLC
4.80%, 03/15/2047(1)		1,000	1,191
Southwestern Energy Co.
4.75%, 02/01/2032		1,850	1,948
Sunoco LP / Sunoco Finance Corp.
4.50%, 04/30/2030(1)		3,725	3,818
TC PipeLines LP
4.38%, 03/13/2025		3,330	3,573
Texas Eastern Transmission LP
2.80%, 10/15/2022(1)		6,320	6,389

3.50%, 01/15/2028(1)	2,263	2,417
Thaioil Treasury Center Co. Ltd.
4.63%, 11/20/2028	218	236
Topaz Solar Farms LLC
4.88%, 09/30/2039(1)	445	502
5.75%, 09/30/2039(1)	3,422	4,067
TransCanada PipeLines Ltd.
4.10%, 04/15/2030	5,929	6,614
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/2030	1,610	1,697
4.00%, 03/15/2028	5,410	5,911
4.60%, 03/15/2048	3,995	4,829
TransMontaigne Partners LP / TLP Finance Corp.
6.13%, 02/15/2026	2,540	2,511
Transocean Phoenix 2 Ltd.
7.75%, 10/15/2024(1)	1,047	1,057
Transocean Pontus Ltd.
6.13%, 08/01/2025(1)	1,666	1,628
Transocean Poseidon Ltd.
6.88%, 02/01/2027(1)	2,280	2,203
Transocean Proteus Ltd.
6.25%, 12/01/2024(1)	2,855	2,812
Transocean, Inc.
7.25%, 11/01/2025(1)	100	77
8.00%, 02/01/2027(1)	70	50
USA Compression Partners LP
6.88%, 09/01/2027	1,310	1,384
Valero Energy Partners LP
4.50%, 03/15/2028	5,370	5,921
Venture Global Calcasieu Pass LLC
3.88%, 11/01/2033(1)	1,000	1,051
Western Midstream Operating LP
5.30%, 02/01/2030	1,775	1,951
5.30%, 03/01/2048	2,835	3,416
5.45%, 04/01/2044	1,256	1,501
5.50%, 08/15/2048	940	1,123
6.50%, 02/01/2050	2,350	2,779
Williams Companies, Inc.
2.60%, 03/15/2031	9,367	9,303
3.50%, 10/15/2051	3,376	3,411
4.85%, 03/01/2048	1,810	2,199
Woodside Finance Ltd.
3.65%, 03/05/2025(1)	1,614	1,696
3.70%, 09/15/2026(1)	946	1,007
3.70%, 03/15/2028(1)	626	667
YPF SA
7.00%, 12/15/2047(1)	750	453

Total Energy		859,966

Financials – 11.56%
AerCap Ireland Capital DAC
2.45%, 10/29/2026	4,983	5,024
3.00%, 10/29/2028	38,570	39,115
3.30%, 01/30/2032	8,105	8,257
3.50%, 05/26/2022	1,360	1,372
3.50%, 01/15/2025	6,586	6,875
3.65%, 07/21/2027	200	211
3.88%, 01/23/2028	10,445	11,075
4.88%, 01/16/2024	4,345	4,621
6.50%, 07/15/2025	1,310	1,497
AIA Group Ltd.
3.90%, 04/06/2028(1)	2,945	3,250
AIB Group Plc
4.26% (3 Month LIBOR USD + 1.87%), 04/10/2025(1)(2)	2,400	2,527
Air Lease Corp.
2.88%, 01/15/2026	3,329	3,434
3.00%, 02/01/2030	4,635	4,626
3.13%, 12/01/2030	14,900	15,204
3.25%, 10/01/2029	1,250	1,277
3.38%, 07/01/2025	5,360	5,593
3.50%, 01/15/2022	6,690	6,696
3.88%, 07/03/2023	4,000	4,143
4.63%, 10/01/2028	30	33
Aircastle Ltd.
4.13%, 05/01/2024	5,440	5,680
5.00%, 04/01/2023	5,090	5,313
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/2027	1,107	1,210
3.95%, 01/15/2028	1,192	1,316
4.70%, 07/01/2030	1,139	1,333
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/2025	2,490	2,672

Ally Financial, Inc.
2.20%, 11/02/2028		4,235	4,207
3.88%, 05/21/2024		15	16
4.63%, 03/30/2025		16,915	18,375
5.13%, 09/30/2024		400	437
5.75%, 11/20/2025		1,315	1,483
5.80%, 05/01/2025		9,805	11,065
8.00%, 11/01/2031		5	7
8.00%, 11/01/2031		13,313	18,845
American Campus Communities Operating Partnership LP
2.25%, 01/15/2029		1,430	1,414
2.85%, 02/01/2030		1,345	1,372
3.30%, 07/15/2026		4,666	4,916
3.63%, 11/15/2027		274	293
3.75%, 04/15/2023		2,000	2,054
4.13%, 07/01/2024		2,750	2,937
American Homes 4 Rent LP
2.38%, 07/15/2031		1,690	1,656
American International Group, Inc.
4.20%, 04/01/2028		2,522	2,813
4.50%, 07/16/2044		746	919
4.75%, 04/01/2048		1,226	1,562
American Tower Corp.
2.10%, 06/15/2030		4,100	3,948
2.30%, 09/15/2031		9,203	8,938
3.38%, 05/15/2024		1,552	1,621
3.80%, 08/15/2029		10,244	11,145
AmFam Holdings, Inc.
2.81%, 03/11/2031(1)		5,500	5,616
Antares Holdings LP
2.75%, 01/15/2027(1)		8,970	8,790
Aon Corp.
2.80%, 05/15/2030		2,026	2,088
Aon Corp. / Aon Global Holdings Plc
2.60%, 12/02/2031		6,275	6,384
Arabian Centres Sukuk II Ltd.
5.63%, 10/07/2026(1)		875	863
Arabian Centres Sukuk Ltd.
5.38%, 11/26/2024(17)		456	454
Ares Capital Corp.
2.88%, 06/15/2028		13,515	13,455
3.20%, 11/15/2031		21,335	20,976
Arthur J Gallagher & Co.
3.05%, 03/09/2052		1,995	1,929
ASG Finance Designated Activity Co.
7.88%, 12/03/2024(1)		986	966
Athene Global Funding
0.75% (Secured Overnight Financing Rate + 0.70%), 05/24/2024(1)(2)		10,525	10,554
1.61%, 06/29/2026(1)		9,100	8,932
1.99%, 08/19/2028(1)		12,230	11,884
2.55%, 11/19/2030(1)		3,300	3,244
Athene Holding Ltd.
3.50%, 01/15/2031		1,835	1,940
4.13%, 01/12/2028		11,630	12,720
Athora Netherlands NV
2.38%, 05/17/2024	EUR	500	589
Aviation Capital Group LLC
1.95%, 01/30/2026(1)		$2,130	2,078
4.88%, 10/01/2025(1)		2,789	3,014
5.50%, 12/15/2024(1)		3,900	4,267
Avolon Holdings Funding Ltd.
2.53%, 11/18/2027(1)		26,937	26,167
2.88%, 02/15/2025(1)		8,924	9,116
3.95%, 07/01/2024(1)		2,449	2,566
4.25%, 04/15/2026(1)		515	546
4.38%, 05/01/2026(1)		1,609	1,723
5.50%, 01/15/2026(1)		1,069	1,181
Banco Bilbao Vizcaya Argentaria SA
5.88% (5 Year Swap Rate EUR + 5.66%), 12/24/2170(2)	EUR	400	483
Banco Davivienda SA
6.65% (10 year CMT Index + 5.10%), 10/22/2170(1)(2)		$233	236
Banco do Brasil SA
5.88%, 01/26/2022(1)		402	403
Banco Mercantil del Norte SA
5.88% (5 Year CMT Index + 4.64%), 01/24/2170(1)(2)		1,095	1,091
6.63% (10 year CMT Index + 5.03%), 01/24/2170(1)(2)		995	991
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.38%, 04/17/2025(1)		5,395	5,887
Banco Santander SA
0.70% (1 Year CMT Index + 0.45%), 06/30/2024(2)		35,800	35,609
1.72% (1 Year CMT Index + 0.90%), 09/14/2027(2)		2,800	2,749

2.75%, 12/03/2030		3,200	3,131
3.49%, 05/28/2030		2,000	2,111
5.18%, 11/19/2025		2,400	2,672
6.75% (5 Year Swap Rate EUR + 6.80%), 07/25/2169(2)(3)	EUR	700	814
Banco Votorantim SA
4.00%, 09/24/2022(1)		$399	405
Bank of America Corp.
0.52% (Secured Overnight Financing Rate + 0.41%), 06/14/2024(2)		1,849	1,837
1.66% (Secured Overnight Financing Rate + 0.91%), 03/11/2027(2)		50,030	49,679
1.73% (Secured Overnight Financing Rate + 0.96%), 07/22/2027(2)		44,295	43,972
1.90% (Secured Overnight Financing Rate + 1.53%), 07/23/2031(2)		11,605	11,107
1.92% (Secured Overnight Financing Rate + 1.37%), 10/24/2031(2)		9,000	8,617
2.09% (Secured Overnight Financing Rate + 1.06%), 06/14/2029(2)		19,260	19,125
2.30% (Secured Overnight Financing Rate + 1.22%), 07/21/2032(2)		22,480	22,102
2.46% (3 Month LIBOR USD + 0.87%), 10/22/2025(2)		5,377	5,523
2.50% (3 Month LIBOR USD + 0.99%), 02/13/2031(2)		25,075	25,139
2.59% (Secured Overnight Financing Rate + 2.15%), 04/29/2031(2)		6,285	6,349
2.88% (3 Month LIBOR USD + 1.19%), 10/22/2030(2)		4,100	4,233
2.97% (Secured Overnight Financing Rate + 1.56%), 07/21/2052(2)		5,064	5,079
3.00% (3 Month LIBOR USD + 0.79%), 12/20/2023(2)		10,320	10,533
3.31% (Secured Overnight Financing Rate + 1.58%), 04/22/2042(2)		2,877	3,024
3.42% (3 Month LIBOR USD + 1.04%), 12/20/2028(2)		5,300	5,659
3.97% (3 Month LIBOR USD + 1.21%), 02/07/2030(2)		2,135	2,352
4.18%, 11/25/2027		16,659	18,227
4.25%, 10/22/2026		13,944	15,386
4.27% (3 Month LIBOR USD + 1.31%), 07/23/2029(2)		17,970	20,035
4.45%, 03/03/2026		855	941
Barclays Bank Plc
7.63%, 11/21/2022		3,311	3,493
Barclays Plc
2.28% (1 Year CMT Index + 1.05%), 11/24/2027(2)		25,615	25,661
2.85% (Secured Overnight Financing Rate + 2.71%), 05/07/2026(2)		1,840	1,898
2.89% (1 Year CMT Index + 1.30%), 11/24/2032(2)		25,000	25,177
3.33% (1 Year CMT Index + 1.30%), 11/24/2042(2)		25,000	25,440
3.56% (5 Year CMT Index + 2.90%), 09/23/2035(2)		45,920	47,028
3.81% (1 Year CMT Index + 1.70%), 03/10/2042(2)		920	981
3.93% (3 Month LIBOR USD + 1.61%), 05/07/2025(2)		8,495	8,934
4.34%, 01/10/2028		1,779	1,942
4.38%, 01/12/2026		2,670	2,919
4.38% (5 Year CMT Index + 3.41%), 12/15/2169(2)		10,985	10,760
4.97% (3 Month LIBOR USD + 1.90%), 05/16/2029(2)		3,700	4,220
5.09% (3 Month LIBOR USD + 3.05%), 06/20/2030(2)		1,570	1,781
5.88% (5 Year Sterling Overnight Index Average Mid-Swap + 5.19%), 12/15/2169(2)	GBP	2,400	3,415
6.13% (5 Year CMT Index + 5.87%), 12/15/2169(2)		$4,700	5,086
6.38% (UK Government Bonds 5 Year Note Generic Bid Yield + 6.02%), 03/15/2169(2)	GBP	4,100	6,007
7.13% (UK Government Bonds 5 Year Note Generic Bid Yield + 6.58%), 09/15/2169(2)		3,200	4,764
7.25% (5 Year Sterling Overnight Index Average Mid-Swap + 6.74%), 06/15/2169(2)		18,283	25,861
7.75% (5 Year Swap Rate USD + 4.84%), 12/15/2169(2)		$5,150	5,527
7.88% (5 Year Sterling Overnight Index Average Mid-Swap + 6.10%), 12/15/2169(2)	GBP	1,600	2,255
7.88% (5 Year Swap Rate USD + 6.77%), 12/15/2169(2)		$7,895	7,984
Barings BDC, Inc.
3.30%, 11/23/2026(1)		8,715	8,619
BBVA Bancomer SA
1.88%, 09/18/2025(1)		6,755	6,698
BGC Partners, Inc.
5.38%, 07/24/2023		380	401
Blackstone Secured Lending Fund
2.13%, 02/15/2027(1)		21,770	21,189
BNP Paribas SA
1.32% (Secured Overnight Financing Rate + 1.00%), 01/13/2027(1)(2)		7,507	7,305
1.68% (Secured Overnight Financing Rate + 0.91%), 06/30/2027(1)(2)		17,105	16,817
2.16% (Secured Overnight Financing Rate + 1.22%), 09/15/2029(1)(2)		2,268	2,223
BOC Aviation Ltd.
2.75%, 09/18/2022(1)		300	302
Boston Properties LP
3.25%, 01/30/2031		757	793
Brixmor Operating Partnership LP
1.18% (3 Month LIBOR USD + 1.05%), 02/01/2022(2)		4,860	4,863
2.25%, 04/01/2028		925	920
3.65%, 06/15/2024		2,825	2,960
3.85%, 02/01/2025		1,035	1,094
3.90%, 03/15/2027		3,957	4,273
4.05%, 07/01/2030		2,337	2,550
4.13%, 06/15/2026		1,967	2,131
4.13%, 05/15/2029		4,934	5,466
Broadstone Net Lease LLC
2.60%, 09/15/2031		3,700	3,591
Brookfield Finance I UK Plc
2.34%, 01/30/2032		14,500	14,144
Brookfield Finance, Inc.
2.72%, 04/15/2031		2,900	2,926

Burgan Bank SAK
5.75% (5 Year CMT Index + 4.01%), 12/31/2170(2)(17)		441	443
Capital One Financial Corp.
3.65%, 05/11/2027		1,125	1,212
CBRE Services, Inc.
2.50%, 04/01/2031		4,900	4,928
4.88%, 03/01/2026		445	497
CDBL Funding 2
3.00%, 08/01/2022		1,700	1,715
Charles Schwab Corp.
2.00%, 03/20/2028		728	738
4.00% (10 year CMT Index + 3.08%), 03/01/2170(2)		1,883	1,902
4.00% (5 Year CMT Index + 3.17%), 06/01/2170(2)		14,200	14,484
5.38% (5 Year CMT Index + 4.97%), 09/01/2169(2)		1,049	1,143
CIFI Holdings Group Co. Ltd.
4.45%, 08/17/2026		300	278
6.00%, 07/16/2025		1,755	1,694
6.45%, 11/07/2024		660	648
CIT Bank N.A.
2.97% (Secured Overnight Financing Rate + 1.72%), 09/27/2025(2)		1,700	1,751
CIT Group, Inc.
5.00%, 08/15/2022		250	256
Citigroup, Inc.
1.28% (Secured Overnight Financing Rate + 0.53%), 11/03/2025(2)		4,030	4,019
1.46% (Secured Overnight Financing Rate + 0.77%), 06/09/2027(2)		18,288	17,976
1.68% (Secured Overnight Financing Rate + 1.67%), 05/15/2024(2)		5,000	5,055
2.56% (Secured Overnight Financing Rate + 1.17%), 05/01/2032(2)		6,025	6,056
2.88% (3 Month LIBOR USD + 0.95%), 07/24/2023(2)		1,290	1,305
3.11% (Secured Overnight Financing Rate + 2.84%), 04/08/2026(2)		3,865	4,052
3.52% (3 Month LIBOR USD + 1.15%), 10/27/2028(2)		938	1,006
3.67% (3 Month LIBOR USD + 1.39%), 07/24/2028(2)		771	832
3.89% (3 Month LIBOR USD + 1.56%), 01/10/2028(2)		850	922
4.00% (5 Year CMT Index + 3.60%), 03/10/2170(2)		3,167	3,191
4.13%, 07/25/2028		1,675	1,838
4.41% (Secured Overnight Financing Rate + 3.91%), 03/31/2031(2)		6,395	7,303
CNO Financial Group, Inc.
5.25%, 05/30/2025		1,718	1,896
5.25%, 05/30/2029		3,840	4,410
Corporate Office Properties LP
2.75%, 04/15/2031		1,555	1,546
Country Garden Holdings Co. Ltd.
2.70%, 07/12/2026		500	426
3.30%, 01/12/2031		4,895	4,162
3.88%, 10/22/2030		300	260
CPI Property Group SA
4.75%, 03/08/2023		800	831
Credit Agricole SA
4.00% (5 Year Swap Rate USD + 1.64%), 01/10/2033(1)(2)		21,168	22,557
4.38%, 03/17/2025(1)		1,717	1,844
Credit Suisse AG
3.63%, 09/09/2024		10,950	11,611
6.50%, 08/08/2023(1)		1,400	1,507
Credit Suisse AG/New York NY
0.50%, 02/02/2024		10,025	9,904
Credit Suisse Group AG
1.31% (Secured Overnight Financing Rate + 0.98%), 02/02/2027(1)(2)		22,465	21,705
2.19% (Secured Overnight Financing Rate + 2.04%), 06/05/2026(1)(2)		11,505	11,569
3.00% (3 Month LIBOR USD + 1.20%), 12/14/2023(1)(2)		3,967	4,031
3.09% (Secured Overnight Financing Rate + 1.73%), 05/14/2032(1)(2)		20,870	21,236
3.75%, 03/26/2025		830	881
4.19% (Secured Overnight Financing Rate + 3.73%), 04/01/2031(1)(2)		10,164	11,209
4.28%, 01/09/2028(1)		4,305	4,673
5.25% (5 Year CMT Index + 4.89%), 02/11/2170(1)(2)		1,100	1,136
6.25% (5 Year Swap Rate USD + 3.46%), 12/18/2169(1)(2)		700	746
7.13% (5 Year Swap Rate USD + 5.11%), 07/29/2169(2)		1,800	1,845
7.25% (5 Year 1100 Run ICE Swap Rate USD + 4.33%), 03/12/2170(1)(2)		1,100	1,209
7.50% (5 Year Swap Rate USD + 4.60%), 01/17/2170(1)(2)		2,900	3,067
7.50% (5 Year Swap Rate USD + 4.60%), 06/11/2170(2)		1,400	1,512
7.50% (5 Year Swap Rate USD + 4.60%), 06/11/2170(1)(2)		1,800	1,944
Crown Castle International Corp.
2.50%, 07/15/2031		16,525	16,402
3.30%, 07/01/2030		1,085	1,144
3.65%, 09/01/2027		7,580	8,143
3.80%, 02/15/2028		12,642	13,756
4.30%, 02/15/2029		11,875	13,256
4.45%, 02/15/2026		7,275	7,962
CTP NV
1.25%, 06/21/2029	EUR	300	334
CyrusOne LP / CyrusOne Finance Corp.
1.45%, 01/22/2027		1,300	1,507
2.15%, 11/01/2030		$17,385	17,204

2.90%, 11/15/2024		3,525	3,639
Danske Bank
3.24% (3 Month LIBOR USD + 1.59%), 12/20/2025(1)(2)		7,177	7,457
5.00%, 01/12/2022(1)		7,540	7,547
5.38%, 01/12/2024(1)		15,221	16,385
Deutsche Bank AG
0.96%, 11/08/2023		20,885	20,848
1.75% (3 Month EURIBOR + 2.05%), 11/19/2030(2)(3)	EUR	2,500	2,955
2.13% (Secured Overnight Financing Rate + 1.87%), 11/24/2026(2)(17)		$5,400	5,391
2.22% (Secured Overnight Financing Rate + 2.16%), 09/18/2024(2)		4,895	4,958
3.04% (Secured Overnight Financing Rate + 1.72%), 05/28/2032(2)(17)		4,815	4,852
5.63% (5 Year Swap Rate EUR + 6.00%), 05/19/2031(2)(3)	EUR	1,800	2,400
Deutsche Bank AG/New York NY
3.55% (Secured Overnight Financing Rate + 3.04%), 09/18/2031(2)		$16,820	17,702
3.73% (Secured Overnight Financing Rate + 2.76%), 01/14/2032(2)		5,330	5,449
3.96% (Secured Overnight Financing Rate + 2.58%), 11/26/2025(2)		21,819	23,040
Digital Realty Trust LP
4.75%, 10/01/2025		1,640	1,816
Discover Bank
2.45%, 09/12/2024		1,310	1,341
4.65%, 09/13/2028		1,896	2,151
Discover Financial Services
3.95%, 11/06/2024		6,058	6,443
4.10%, 02/09/2027		16,620	18,014
DNB Bank ASA
1.61% (1 Year CMT Index + 0.68%), 03/30/2028(1)(2)		15,430	15,056
Doric Nimrod Air Finance Alpha Ltd. 2012-1 Class A Pass Through Trust
5.13%, 11/30/2022(1)		1,024	1,014
Duke Realty LP
1.75%, 02/01/2031		704	666
Emirates NBD Bank PJSC
6.13% (6 Year Swap Rate USD + 3.66%), 09/20/2170(2)(17)		732	766
EPR Properties
4.75%, 12/15/2026		140	150
4.95%, 04/15/2028		414	447
Equinix, Inc.
1.00%, 09/15/2025		6,058	5,876
2.15%, 07/15/2030		17,645	17,153
2.50%, 05/15/2031		3,177	3,175
3.20%, 11/18/2029		8,645	9,087
Equitable Financial Life Global Funding
1.80%, 03/08/2028(1)		13,720	13,492
Equitable Holdings, Inc.
4.35%, 04/20/2028		707	793
Erste Group Bank AG
4.25% (5 Year Swap Rate EUR + 4.65%), 04/15/2170(2)(3)	EUR	600	715
Essential Properties LP
2.95%, 07/15/2031		$2,800	2,758
Essex Portfolio LP
3.63%, 05/01/2027		889	957
4.00%, 03/01/2029		793	877
Extra Space Storage LP
2.35%, 03/15/2032		3,190	3,101
Fairfax Financial Holdings Ltd.
4.63%, 04/29/2030		4,361	4,884
Farmers Exchange Capital II
6.15% (3 Month LIBOR USD + 3.74%), 11/01/2053(1)(2)		3,860	4,890
Farmers Exchange Capital III
5.45% (3 Month LIBOR USD + 3.45%), 10/15/2054(1)(2)		8,000	9,645
Farmers Insurance Exchange
4.75% (3 Month LIBOR USD + 3.23%), 11/01/2057(1)(2)		3,000	3,456
8.63%, 05/01/2024(1)		4,480	5,165
Fidelity & Guaranty Life Holdings, Inc.
5.50%, 05/01/2025(1)		2,360	2,635
Fidelity National Financial, Inc.
2.45%, 03/15/2031		6,840	6,712
3.40%, 06/15/2030		5,874	6,201
4.50%, 08/15/2028		15,455	17,441
Fifth Third Bancorp
2.55%, 05/05/2027		1,020	1,052
First American Financial Corp.
2.40%, 08/15/2031		6,800	6,653
FS KKR Capital Corp.
3.13%, 10/12/2028		8,505	8,462
Global Atlantic Finance Co.
4.40%, 10/15/2029(1)		2,987	3,214
Global Bank Corp.
5.25% (3 Month LIBOR USD + 3.30%), 04/16/2029(2)		750	775
GLP Capital LP / GLP Financing II, Inc.
3.25%, 01/15/2032		8,810	8,857
3.35%, 09/01/2024		11,589	12,000

4.00%, 01/15/2030		9,426	9,973
5.25%, 06/01/2025		2,536	2,778
5.30%, 01/15/2029		5,325	6,045
5.38%, 11/01/2023		6,254	6,637
5.38%, 04/15/2026		4,285	4,772
5.75%, 06/01/2028		4,034	4,658
Goldman Sachs Group, Inc.
0.48%, 01/27/2023		15,315	15,276
0.63% (Secured Overnight Financing Rate + 0.54%), 11/17/2023(2)		21,965	21,908
0.66% (Secured Overnight Financing Rate + 0.51%), 09/10/2024(2)		687	681
0.67% (Secured Overnight Financing Rate + 0.57%), 03/08/2024(2)		5,000	4,977
0.93% (Secured Overnight Financing Rate + 0.49%), 10/21/2024(2)		20,322	20,235
1.22%, 12/06/2023		20,000	20,051
1.43% (Secured Overnight Financing Rate + 0.80%), 03/09/2027(2)		38,960	38,166
1.54% (Secured Overnight Financing Rate + 0.82%), 09/10/2027(2)		18,755	18,375
1.95% (Secured Overnight Financing Rate + 0.91%), 10/21/2027(2)		18,550	18,468
2.38% (Secured Overnight Financing Rate + 1.25%), 07/21/2032(2)		6,735	6,631
2.60%, 02/07/2030		3,345	3,401
3.20%, 02/23/2023		10,030	10,287
3.27% (3 Month LIBOR USD + 1.20%), 09/29/2025(2)		6,686	7,015
3.50%, 01/23/2025		638	673
3.50%, 04/01/2025		31,382	33,184
3.50%, 11/16/2026		1,895	2,020
4.00%, 03/03/2024		12,735	13,503
Goodman US Finance Three LLC
3.70%, 03/15/2028(1)		463	499
Grupo Aval Ltd.
4.38%, 02/04/2030(1)		1,627	1,560
4.75%, 09/26/2022(17)		291	296
Healthcare Realty Trust, Inc.
3.63%, 01/15/2028		1,095	1,178
Healthcare Trust of America Holdings LP
2.00%, 03/15/2031		8,500	8,042
Healthpeak Properties, Inc.
2.88%, 01/15/2031		1,980	2,059
3.40%, 02/01/2025		160	168
3.50%, 07/15/2029		685	743
Highwoods Realty LP
4.13%, 03/15/2028		1,569	1,729
Host Hotels & Resorts LP
2.90%, 12/15/2031		1,200	1,158
Howard Hughes Corp.
4.13%, 02/01/2029(1)		2,635	2,670
5.38%, 08/01/2028(1)		2,805	2,987
HSBC Holdings Plc
0.98% (Secured Overnight Financing Rate + 0.71%), 05/24/2025(2)		6,440	6,362
1.59% (Secured Overnight Financing Rate + 1.29%), 05/24/2027(2)		11,065	10,821
1.65% (Secured Overnight Financing Rate + 1.54%), 04/18/2026(2)		2,782	2,759
2.01% (Secured Overnight Financing Rate + 1.73%), 09/22/2028(2)		19,960	19,539
2.10% (Secured Overnight Financing Rate + 1.93%), 06/04/2026(2)		6,954	6,999
2.21% (Secured Overnight Financing Rate + 1.29%), 08/17/2029(2)		16,275	15,960
2.25% (Secured Overnight Financing Rate + 1.10%), 11/22/2027(2)		9,239	9,258
2.36% (Secured Overnight Financing Rate + 1.95%), 08/18/2031(2)		2,300	2,247
2.63% (Secured Overnight Financing Rate + 1.40%), 11/07/2025(2)		2,390	2,451
2.85% (Secured Overnight Financing Rate + 2.39%), 06/04/2031(2)		34,320	34,716
2.87% (Secured Overnight Financing Rate + 1.41%), 11/22/2032(2)		40,000	40,332
3.00% (1 Year Swap Rate GBP + 1.77%), 05/29/2030(2)	GBP	1,800	2,557
3.97% (3 Month LIBOR USD + 1.61%), 05/22/2030(2)		$13,200	14,319
4.29% (3 Month LIBOR USD + 1.35%), 09/12/2026(2)		7,175	7,746
4.58% (3 Month LIBOR USD + 1.53%), 06/19/2029(2)		3,200	3,585
4.70% (5 Year CMT Index + 3.25%), 09/09/2170(2)		671	671
4.95%, 03/31/2030		9,900	11,617
5.88% (5 Year Swap Rate GBP + 4.28%), 03/28/2170(2)	GBP	6,400	9,334
6.00% (5 Year Swap Rate EUR + 5.34%), 03/29/2170(2)	EUR	600	738
6.50% (5 Year 1100 Run ICE Swap Rate USD + 3.61%), 09/23/2169(2)		$3,420	3,767
Huarong Finance 2017 Co. Ltd.
4.95%, 11/07/2047		400	385
Huarong Finance 2019 Co. Ltd.
3.38%, 02/24/2030		200	192
3.88%, 11/13/2029		200	195
4.50%, 05/29/2029		200	203
Hudson Pacific Properties LP
3.95%, 11/01/2027		10,372	11,112
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.38%, 02/01/2029		3,355	3,271
IMMOFINANZ AG
2.63%, 01/27/2023	EUR	4,200	4,873
ING Groep NV
1.73% (Secured Overnight Financing Rate + 1.01%), 04/01/2027(2)		$2,312	2,296
6.88% (5 Year 1100 Run ICE Swap Rate USD + 5.12%), 04/16/2170(2)		1,400	1,421

Intercontinental Exchange, Inc.
1.85%, 09/15/2032		23,271	22,275
2.10%, 06/15/2030		5,379	5,330
3.00%, 09/15/2060		9,700	9,542
International Lease Finance Corp.
8.63%, 01/15/2022		1,056	1,059
Invitation Homes Operating Partnership LP
2.30%, 11/15/2028		2,487	2,460
Itau Unibanco Holding SA
2.90%, 01/24/2023(1)		6,852	6,924
Jefferies Group LLC
6.25%, 01/15/2036		1,430	1,896
6.45%, 06/08/2027		3,660	4,459
6.50%, 01/20/2043		1,125	1,554
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.15%, 01/23/2030		7,180	7,960
4.85%, 01/15/2027		1,500	1,701
JP Morgan Chase & Co.
0.77% (Secured Overnight Financing Rate + 0.49%), 08/09/2025(2)		5,440	5,354
0.97% (Secured Overnight Financing Rate + 0.58%), 06/23/2025(2)		39,480	39,096
1.58% (Secured Overnight Financing Rate + 0.89%), 04/22/2027(2)		42,113	41,617
1.76% (Secured Overnight Financing Rate + 1.11%), 11/19/2031(2)		6,670	6,322
1.95% (Secured Overnight Financing Rate + 1.07%), 02/04/2032(2)		15,000	14,447
2.01% (Secured Overnight Financing Rate + 1.59%), 03/13/2026(2)		8,481	8,581
2.08% (Secured Overnight Financing Rate + 1.85%), 04/22/2026(2)		8,375	8,500
2.18% (Secured Overnight Financing Rate + 1.89%), 06/01/2028(2)		7,115	7,173
2.52% (Secured Overnight Financing Rate + 2.04%), 04/22/2031(2)		24,710	24,975
2.74% (Secured Overnight Financing Rate + 1.51%), 10/15/2030(2)		4,350	4,470
2.95%, 10/01/2026		2,340	2,470
2.96% (Secured Overnight Financing Rate + 2.52%), 05/13/2031(2)		5,112	5,293
3.11% (Secured Overnight Financing Rate + 2.44%), 04/22/2051(2)		15,000	15,498
4.49% (Secured Overnight Financing Rate + 3.79%), 03/24/2031(2)		13,825	15,998
Kimco Realty Corp.
3.25%, 08/15/2026		1,665	1,751
Lloyds Banking Group Plc
1.63% (1 Year CMT Index + 0.85%), 05/11/2027(2)		14,105	13,886
2.91% (3 Month LIBOR USD + 0.81%), 11/07/2023(2)		25,630	26,043
3.57% (3 Month LIBOR USD + 1.21%), 11/07/2028(2)		420	449
3.87% (1 Year CMT Index + 3.50%), 07/09/2025(2)		1,675	1,769
4.45%, 05/08/2025		3,665	3,981
4.95% (CMS 5 Year Rate EUR + 5.29%), 06/27/2170(2)(3)	EUR	7,781	9,636
7.50% (5 Year Swap Rate USD + 4.76%), 06/27/2169(2)		$3,330	3,682
7.50% (5 Year Swap Rate USD + 4.50%), 12/27/2169(2)		4,300	4,860
7.63% (5 Year Sterling Overnight Index Average Mid-Swap + 5.29%), 06/27/2170(2)	GBP	1,900	2,748
7.88% (5 Year Sterling Overnight Index Average Mid-Swap + 5.11%), 06/27/2170(2)		900	1,517
Logan Group Co. Ltd.
4.25%, 07/12/2025		$1,540	1,409
4.85%, 12/14/2026		2,995	2,704
LSEGA Financing Plc
2.00%, 04/06/2028(1)		7,630	7,531
2.50%, 04/06/2031(1)		3,577	3,587
3.20%, 04/06/2041(1)		200	209
Macquarie Group Ltd.
1.34% (Secured Overnight Financing Rate + 1.07%), 01/12/2027(1)(2)		10,480	10,196
2.87% (Secured Overnight Financing Rate + 1.53%), 01/14/2033(1)(2)		14,785	14,740
3.19% (3 Month LIBOR USD + 1.02%), 11/28/2023(1)(2)		2,905	2,955
MAF Global Securities Ltd.
4.75%, 05/07/2024(17)		308	328
5.50% (5 Year Swap Rate USD + 3.48%), 09/07/2168(2)(17)		388	393
Marsh & McLennan Companies, Inc.
2.25%, 11/15/2030		1,965	1,961
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc.
5.75%, 02/01/2027		1,150	1,300
Mitsubishi UFJ Financial Group, Inc.
2.19%, 02/25/2025		8,853	9,028
2.31% (1 Year CMT Index + 0.95%), 07/20/2032(2)		679	669
Mizuho Financial Group, Inc.
0.85% (Secured Overnight Financing Rate + 0.87%), 09/08/2024(2)(3)		913	908
1.55% (1 Year CMT Index + 0.75%), 07/09/2027(2)		1,062	1,045
2.26% (1 Year CMT Index + 0.90%), 07/09/2032(2)		1,784	1,743
Morgan Stanley
0.53% (Secured Overnight Financing Rate + 0.46%), 01/25/2024(2)		22,380	22,303
0.56% (Secured Overnight Financing Rate + 0.47%), 11/10/2023(2)		5,000	4,993
0.73% (Secured Overnight Financing Rate + 0.62%), 04/05/2024(2)		2,000	1,994
0.79% (Secured Overnight Financing Rate + 0.51%), 01/22/2025(2)		5,940	5,880
1.16% (Secured Overnight Financing Rate + 0.56%), 10/21/2025(2)		29,255	29,024
1.51% (Secured Overnight Financing Rate + 0.86%), 07/20/2027(2)		22,071	21,723
1.59% (Secured Overnight Financing Rate + 0.88%), 05/04/2027(2)		22,995	22,768
1.79% (Secured Overnight Financing Rate + 1.03%), 02/13/2032(2)		11,405	10,795
1.93% (Secured Overnight Financing Rate + 1.02%), 04/28/2032(2)		10,000	9,555
2.24% (Secured Overnight Financing Rate + 1.18%), 07/21/2032(2)		6,140	6,005
2.51% (Secured Overnight Financing Rate + 1.20%), 10/20/2032(2)		2,500	2,497

2.70% (Secured Overnight Financing Rate + 1.14%), 01/22/2031(2)	10,000	10,231
2.80% (Secured Overnight Financing Rate + 1.43%), 01/25/2052(2)	6,752	6,625
3.22% (Secured Overnight Financing Rate + 1.49%), 04/22/2042(2)	2,225	2,331
3.95%, 04/23/2027	31,330	34,491
4.35%, 09/08/2026	8,350	9,230
5.00%, 11/24/2025	10,320	11,553
7.50%, 04/02/2032(4)(17)	14,800	12,052
MPT Operating Partnership LP / MPT Finance Corp.
3.50%, 03/15/2031	17,400	17,596
5.25%, 08/01/2026	56	58
Nasdaq, Inc.
0.45%, 12/21/2022	5,405	5,397
National General Holdings Corp.
6.75%, 05/15/2024(1)	12,910	14,596
National Retail Properties, Inc.
3.00%, 04/15/2052	687	649
Nationwide Building Society
0.55%, 01/22/2024(1)	16,400	16,181
3.62% (3 Month LIBOR USD + 1.18%), 04/26/2023(1)(2)	4,250	4,285
3.77% (3 Month LIBOR USD + 1.06%), 03/08/2024(1)(2)	26,268	27,056
3.96% (3 Month LIBOR USD + 1.86%), 07/18/2030(1)(2)	5,650	6,207
4.30% (3 Month LIBOR USD + 1.45%), 03/08/2029(1)(2)	8,600	9,477
4.36% (3 Month LIBOR USD + 1.39%), 08/01/2024(1)(2)	4,000	4,189
Nationwide Mutual Insurance Co.
2.49% (3 Month LIBOR USD + 2.29%), 12/15/2024(1)(2)	6,180	6,187
Natwest Group Plc
1.64% (1 Year CMT Index + 0.90%), 06/14/2027(2)	12,170	12,003
4.27% (3 Month LIBOR USD + 1.76%), 03/22/2025(2)	28,415	30,070
4.45% (3 Month LIBOR USD + 1.87%), 05/08/2030(2)	4,390	4,931
4.60% (5 Year CMT Index + 3.10%), 09/30/2169(2)	3,600	3,528
4.89% (3 Month LIBOR USD + 1.75%), 05/18/2029(2)	2,900	3,317
5.08% (3 Month LIBOR USD + 1.91%), 01/27/2030(2)	6,600	7,655
6.00% (5 Year CMT Index + 5.63%), 09/30/2169(2)	8,300	9,083
8.00% (5 Year Swap Rate USD + 5.72%), 09/30/2169(2)	7,151	8,304
Navient Corp.
5.00%, 03/15/2027	1,997	2,037
5.50%, 01/25/2023	3,000	3,125
5.88%, 10/25/2024	284	303
6.13%, 03/25/2024	14	15
6.75%, 06/25/2025	272	299
6.75%, 06/15/2026	1,977	2,185
7.25%, 09/25/2023	297	320
NBK Tier 1 Ltd.
3.63% (6 Year Swap Rate USD + 2.88%), 08/24/2170(1)(2)	1,058	1,045
New York Life Global Funding
0.85%, 01/15/2026(1)	12,430	12,133
2.35%, 07/14/2026(1)	1,000	1,032
New York Life Insurance Co.
3.75%, 05/15/2050(1)	7,841	8,924
Newmark Group, Inc.
6.13%, 11/15/2023	602	644
Nomura Holdings, Inc.
2.17%, 07/14/2028	19,200	18,837
2.61%, 07/14/2031	5,825	5,748
2.68%, 07/16/2030	16,300	16,225
Northwestern Mutual Life Insurance Co.
3.45%, 03/30/2051(1)	2,760	2,949
Oaktree Specialty Lending Corp.
2.70%, 01/15/2027	5,960	5,914
Old Republic International Corp.
3.88%, 08/26/2026	5,155	5,581
4.88%, 10/01/2024	335	365
Omega Healthcare Investors, Inc.
3.25%, 04/15/2033	8,700	8,480
OneMain Finance Corp.
5.63%, 03/15/2023	3,658	3,821
6.13%, 03/15/2024	2,400	2,545
Owl Rock Capital Corp.
2.63%, 01/15/2027	9,165	8,964
2.88%, 06/11/2028	9,375	9,202
Owl Rock Technology Finance Corp.
2.50%, 01/15/2027	10,635	10,415
Park Aerospace Holdings Ltd.
4.50%, 03/15/2023(1)	6,564	6,774
5.50%, 02/15/2024(1)	1,247	1,337
Prologis LP
1.25%, 10/15/2030	670	623
QNB Finance Ltd.
2.63%, 05/12/2025	200	205
Raymond James Financial, Inc.
4.95%, 07/15/2046	4,420	5,625

Realty Income Corp.
2.20%, 06/15/2028		1,212	1,223
2.85%, 12/15/2032		11,153	11,573
3.40%, 01/15/2028		3,938	4,247
3.95%, 08/15/2027		4,030	4,468
4.63%, 11/01/2025		2,260	2,505
Regency Centers LP
3.60%, 02/01/2027		2,399	2,585
3.70%, 06/15/2030		1,966	2,152
4.13%, 03/15/2028		970	1,082
Retail Opportunity Investments Partnership LP
4.00%, 12/15/2024		895	940
Rexford Industrial Realty LP
2.15%, 09/01/2031		800	755
RHP Hotel Properties LP / RHP Finance Corp.
4.75%, 10/15/2027		436	445
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
2.88%, 10/15/2026(1)		9,815	9,741
3.63%, 03/01/2029(1)		4,385	4,401
3.88%, 03/01/2031(1)		29,710	30,156
4.00%, 10/15/2033(1)		29,285	29,662
Royal Bank of Canada
0.50%, 10/26/2023		15,460	15,367
Sabra Health Care LP
3.20%, 12/01/2031		12,000	11,727
Santander Holdings USA, Inc.
3.24%, 10/05/2026		6,255	6,529
3.50%, 06/07/2024		50	52
Santander UK Group Holdings Plc
1.09% (Secured Overnight Financing Rate + 0.79%), 03/15/2025(2)		23,040	22,829
1.53% (1 Year CMT Index + 1.25%), 08/21/2026(2)		12,810	12,601
1.67% (Secured Overnight Financing Rate + 0.99%), 06/14/2027(2)		11,405	11,166
2.90% (Secured Overnight Financing Rate + 1.48%), 03/15/2032(2)		24,900	25,145
3.57%, 01/10/2023		4,265	4,267
3.82% (3 Month LIBOR USD + 1.40%), 11/03/2028(2)		4,990	5,356
4.75%, 09/15/2025(1)		1,025	1,118
4.80% (3 Month LIBOR USD + 1.57%), 11/15/2024(2)		14,535	15,427
6.75% (5 Year Swap Rate GBP + 5.79%), 06/24/2169(2)	GBP	5,800	8,449
7.38% (5 Year Swap Rate GBP + 5.54%), 09/24/2169(2)		5,647	7,806
SBA Communications Corp.
3.13%, 02/01/2029(1)		$9,400	9,024
Sberbank of Russia Via SB Capital SA
5.13%, 10/29/2022		1,300	1,324
Service Properties Trust
4.35%, 10/01/2024		279	273
Shimao Group Holdings Ltd.
3.45%, 01/11/2031		5,645	3,339
4.60%, 07/13/2030		400	236
4.75%, 07/03/2022		4,359	3,122
5.20%, 01/16/2027		4,595	2,780
5.60%, 07/15/2026		3,025	1,860
6.13%, 02/21/2024		1,275	817
Simon Property Group LP
2.65%, 07/15/2030		4,194	4,273
Sino-Ocean Land Treasure IV Ltd.
4.75%, 08/05/2029		1,725	1,551
4.75%, 01/14/2030		3,305	2,952
Sirius International Group Ltd.
4.60%, 11/01/2026(1)		2,520	2,577
SITE Centers Corp.
3.63%, 02/01/2025		1,914	2,004
4.25%, 02/01/2026		2,500	2,671
4.70%, 06/01/2027		8,000	8,842
Sitka Holdings LLC
5.25% (3 Month LIBOR USD + 4.50%), 07/06/2026(1)(2)		4,167	4,265
SL Green Operating Partnership LP
3.25%, 10/15/2022		6,000	6,098
SL Green Realty Corp.
4.50%, 12/01/2022		850	868
Societe Generale SA
2.89% (1 Year CMT Index + 1.30%), 06/09/2032(1)(2)		10,400	10,374
3.65% (5 Year CMT Index + 3.00%), 07/08/2035(1)(2)		7,705	7,936
4.25%, 04/14/2025(1)		2,340	2,490
4.75%, 11/24/2025(1)		9,285	10,086
6.75% (5 Year Swap Rate USD + 3.93%), 10/06/2169(1)(2)		400	439
7.38% (5 Year Swap Rate USD + 4.30%), 04/04/2170(1)(2)		4,300	4,612
Standard Chartered Plc
1.21% (1 Year CMT Index + 0.88%), 03/23/2025(1)(2)		2,500	2,478
1.28% (3 Month LIBOR USD + 1.15%), 01/20/2023(1)(2)		5,565	5,567
2.68% (1 Year CMT Index + 1.20%), 06/29/2032(1)(2)		52,100	51,127
2.82% (3 Month LIBOR USD + 1.21%), 01/30/2026(1)(2)		3,241	3,322

3.27% (5 Year CMT Index + 2.30%), 02/18/2036(1)(2)		41,220	40,673
4.64% (1 Year CMT Index + 3.85%), 04/01/2031(1)(2)		22,853	25,857
Stewart Information Services Corp.
3.60%, 11/15/2031		14,990	15,178
Stichting AK Rabobank Certificaten
6.50%, 03/29/2170(4)	EUR	3,876	6,068
Sumitomo Mitsui Financial Group, Inc.
1.90%, 09/17/2028		$5,000	4,902
2.45%, 09/27/2024		1,067	1,097
2.70%, 07/16/2024		5,000	5,163
Sun Hung Kai Properties Capital Market Ltd.
2.75%, 05/13/2030		1,000	1,022
2.88%, 01/21/2030		11,350	11,732
Sunac China Holdings Ltd.
7.00%, 07/09/2025		700	443
Swedbank AB
6.00% (5 Year Swap Rate USD + 4.11%), 03/17/2170(2)		200	202
Synchrony Financial
2.85%, 07/25/2022		3,720	3,758
4.25%, 08/15/2024		5,145	5,449
4.38%, 03/19/2024		9,540	10,065
Teachers Insurance & Annuity Association of America
3.30%, 05/15/2050(1)		7,205	7,514
4.27%, 05/15/2047(1)		515	622
4.38% (3 Month LIBOR USD + 2.66%), 09/15/2054(1)(2)		7,500	7,794
4.90%, 09/15/2044(1)		1,505	1,932
Times China Holdings Ltd.
5.75%, 01/14/2027		5,214	3,532
6.20%, 03/22/2026		1,950	1,317
6.75%, 07/08/2025		1,715	1,168
Toronto-Dominion Bank
0.25%, 01/06/2023		19,175	19,120
UBS AG
5.13%, 05/15/2024		200	214
UBS AG/London
0.50% (Secured Overnight Financing Rate + 0.45%), 08/09/2024(1)(2)		15,000	15,025
UBS Group AG
1.49% (1 Year CMT Index + 0.85%), 08/10/2027(1)(2)		4,068	3,968
5.75% (5 Year Swap Rate EUR + 5.29%), 02/19/2170(2)	EUR	4,100	4,703
7.00% (5 Year Swap Rate USD + 4.87%), 02/19/2170(2)		$200	222
7.00% (5 Year Swap Rate USD + 4.34%), 07/31/2170(1)(2)		4,471	4,821
UniCredit SpA
2.57% (1 Year CMT Index + 2.30%), 09/22/2026(1)(2)		2,600	2,595
7.83%, 12/04/2023(1)		13,400	14,917
Unique Pub Finance Co. Plc
7.40%, 03/28/2024	GBP	2,394	3,376
Ventas Realty LP
2.50%, 09/01/2031		$3,650	3,613
3.25%, 10/15/2026		2,000	2,118
3.85%, 04/01/2027		240	261
4.88%, 04/15/2049		1,895	2,368
Voyager Aviation Holdings LLC
8.50%, 05/09/2026(1)		67	62
Wells Fargo & Co.
2.16% (3 Month LIBOR USD + 0.75%), 02/11/2026(2)		34,625	35,142
2.19% (Secured Overnight Financing Rate + 2.00%), 04/30/2026(2)		10,160	10,339
2.39% (Secured Overnight Financing Rate + 2.10%), 06/02/2028(2)		21,595	21,948
2.57% (Secured Overnight Financing Rate + 1.26%), 02/11/2031(2)		14,225	14,522
2.88% (Secured Overnight Financing Rate + 1.43%), 10/30/2030(2)		28,635	29,769
3.07% (Secured Overnight Financing Rate + 2.53%), 04/30/2041(2)		4,160	4,266
3.20% (3 Month LIBOR USD + 1.17%), 06/17/2027(2)		13,500	14,232
3.90% (5 Year CMT Index + 3.45%), 03/15/2170(2)		14,500	14,899
4.30%, 07/22/2027		2,141	2,385
Welltower, Inc.
4.00%, 06/01/2025		4,690	5,051
4.50%, 01/15/2024		650	688
Weyerhaeuser Co.
4.00%, 04/15/2030		9,630	10,739
WP Carey, Inc.
2.40%, 02/01/2031		677	665
XP, Inc.
3.25%, 07/01/2026(1)		755	724

Total Financials			4,001,823

Government – 0.11%
Asian Development Bank
4.70%, 03/12/2024	MXN	12,200	560
CBB International Sukuk Co. 7 SPC
6.88%, 10/05/2025		$1,600	1,794
European Investment Bank
0.25%, 09/15/2023		30,865	30,616

International Finance Corp.
5.85%, 11/25/2022	INR	353,580	4,782
8.00%, 10/09/2023	IDR	9,100,000	674
Perusahaan Penerbit SBSN Indonesia III
2.80%, 06/23/2030(1)		$1,200	1,237

Total Government			39,663

Industrials – 1.74%
Aeropuerto Internacional de Tocumen SA
5.13%, 08/11/2061(1)		351	367
Agilent Technologies, Inc.
2.30%, 03/12/2031		1,233	1,221
2.75%, 09/15/2029		648	669
Amcor Finance USA, Inc.
3.63%, 04/28/2026		2,990	3,185
Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc.
5.25%, 08/15/2027(1)		2,920	2,938
Arrow Electronics, Inc.
4.00%, 04/01/2025		2,961	3,157
Artera Services LLC
9.03%, 12/04/2025(1)		3,400	3,597
Associated Materials LLC
9.00%, 09/01/2025(1)		540	576
Avnet, Inc.
4.63%, 04/15/2026		10,485	11,492
4.88%, 12/01/2022		5,855	6,064
BAE Systems Plc
1.90%, 02/15/2031(1)		1,594	1,512
3.40%, 04/15/2030(1)		7,045	7,520
Berry Global, Inc.
1.57%, 01/15/2026		3,800	3,718
4.88%, 07/15/2026(1)		18,610	19,251
Boeing Co.
1.43%, 02/04/2024		16,015	15,991
2.20%, 02/04/2026		19,000	18,995
2.25%, 06/15/2026		2,170	2,173
2.95%, 02/01/2030		2,790	2,843
3.10%, 05/01/2026		370	386
3.20%, 03/01/2029		1,855	1,909
3.25%, 02/01/2035		800	806
3.38%, 06/15/2046		9,940	9,525
3.60%, 05/01/2034		200	210
3.63%, 03/01/2048		1,941	1,922
3.75%, 02/01/2050		11,354	11,801
3.83%, 03/01/2059		1,023	1,027
3.85%, 11/01/2048		1,465	1,521
4.88%, 05/01/2025		3,005	3,288
5.04%, 05/01/2027		6,560	7,387
5.15%, 05/01/2030		7,103	8,276
5.71%, 05/01/2040		7,091	9,108
5.81%, 05/01/2050		9,293	12,584
5.93%, 05/01/2060		8,907	12,360
Bombardier, Inc.
7.88%, 04/15/2027(1)		1,492	1,547
Boral Finance Pty Ltd.
3.00%, 11/01/2022(1)		4,113	4,158
3.75%, 05/01/2028(1)		1,095	1,161
Burlington Northern Santa Fe LLC
2.88%, 06/15/2052		2,212	2,212
5.15%, 09/01/2043		3,815	5,109
Carrier Global Corp.
2.24%, 02/15/2025		10,797	11,056
2.72%, 02/15/2030		2,600	2,655
Cellnex Finance Co. SA
3.88%, 07/07/2041(1)		900	861
Cemex SAB de CV
3.88%, 07/11/2031(1)		24,365	24,276
5.13% (5 Year CMT Index + 4.53%), 09/08/2169(1)(2)		5,670	5,868
5.20%, 09/17/2030(1)		9,173	9,850
5.45%, 11/19/2029(1)		3,460	3,707
CNH Industrial Capital LLC
1.95%, 07/02/2023		4,243	4,298
CSX Corp.
4.25%, 11/01/2066		3,328	4,067
Embraer Netherlands Finance BV
5.05%, 06/15/2025		2,156	2,229
5.40%, 02/01/2027		1,207	1,257
6.95%, 01/17/2028(1)		293	323
Embraer Overseas Ltd.
5.70%, 09/16/2023(17)		350	366
Empresa de los Ferrocarriles del Estado
3.07%, 08/18/2050(1)		2,075	1,780

FedEx Corp.
2.40%, 05/15/2031		3,319	3,326
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/2025(1)		1,561	1,614
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035		22,318	26,633
General Dynamics Corp.
2.25%, 06/01/2031		2,204	2,241
2.85%, 06/01/2041		655	674
General Electric Co.
3.53% (3 Month LIBOR USD + 3.33%), 06/15/2170(2)		6,184	6,122
6.75%, 03/15/2032		4,727	6,446
HTA Group Ltd./Mauritius
7.00%, 12/18/2025(1)		590	614
Huntington Ingalls Industries, Inc.
3.84%, 05/01/2025		5,344	5,652
4.20%, 05/01/2030		3,064	3,413
IHS Holding Ltd.
5.63%, 11/29/2026(1)		1,212	1,222
6.25%, 11/29/2028(1)		765	775
II-VI, Inc.
5.00%, 12/15/2029(1)		1,332	1,360
Indian Railway Finance Corp. Ltd.
2.80%, 02/10/2031(1)		7,545	7,334
Jabil, Inc.
1.70%, 04/15/2026		4,870	4,857
3.00%, 01/15/2031		2,470	2,537
4.70%, 09/15/2022		3,685	3,782
John Deere Capital Corp.
0.67% (3 Month LIBOR USD + 0.48%), 09/08/2022(2)		10,000	10,031
0.70%, 01/15/2026		1,350	1,309
2.95%, 04/01/2022		7,475	7,524
Keysight Technologies, Inc.
3.00%, 10/30/2029		5,800	6,018
Klabin Austria GmbH
3.20%, 01/12/2031(1)		513	475
L3Harris Technologies, Inc.
1.80%, 01/15/2031		6,553	6,254
Lockheed Martin Corp.
4.07%, 12/15/2042		4,838	5,695
Masonite International Corp.
5.38%, 02/01/2028(1)		276	289
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/2024(1)		510	515
Mexico City Airport Trust
5.50%, 07/31/2047(17)		2,083	2,086
Norfolk Southern Corp.
2.90%, 06/15/2026		641	676
3.05%, 05/15/2050		2,380	2,424
Northrop Grumman Corp.
3.25%, 01/15/2028		3,649	3,905
4.03%, 10/15/2047		5,000	5,896
Owens-Brockway Glass Container, Inc.
5.88%, 08/15/2023(1)		375	393
Parker-Hannifin Corp.
2.70%, 06/14/2024		1,081	1,117
Penske Truck Leasing Co. LP
1.20%, 11/15/2025(1)		3,726	3,630
4.00%, 07/15/2025(1)		3,519	3,777
Raytheon Technologies Corp.
3.03%, 03/15/2052		9,701	9,748
4.13%, 11/16/2028		4,077	4,560
4.50%, 06/01/2042		754	932
Republic Services, Inc.
2.38%, 03/15/2033		1,200	1,194
Rolls-Royce Plc
1.63%, 05/09/2028	EUR	16,946	18,407
3.38%, 06/18/2026	GBP	2,693	3,650
4.63%, 02/16/2026	EUR	3,221	4,057
5.75%, 10/15/2027	GBP	2,925	4,395
Rumo Luxembourg Sarl
5.88%, 01/18/2025(1)		$264	271
Ryder System, Inc.
2.50%, 09/01/2024		4,986	5,129
3.65%, 03/18/2024		5,981	6,290
Sealed Air Corp.
4.00%, 12/01/2027(1)		505	526
5.25%, 04/01/2023(1)		1,000	1,036
Siemens Financieringsmaatschappij NV
0.82% (3 Month LIBOR USD + 0.61%), 03/16/2022(1)(2)		13,690	13,702
1.70%, 03/11/2028(1)		1,174	1,164
2.15%, 03/11/2031(1)		689	687

Simpar Europe SA
5.20%, 01/26/2031(1)		825	769
Spirit AeroSystems, Inc.
4.60%, 06/15/2028		2,125	2,130
Standard Industries, Inc.
2.25%, 11/21/2026	EUR	2,000	2,229
5.00%, 02/15/2027(1)		$273	281
Standard Industries, Inc./NJ
4.75%, 01/15/2028(1)		112	116
TD SYNNEX Corp.
1.75%, 08/09/2026(1)		28,225	27,506
2.38%, 08/09/2028(1)		16,500	16,017
2.65%, 08/09/2031(1)		15,500	14,901
Textron, Inc.
3.00%, 06/01/2030		24,332	25,109
TK Elevator US Newco, Inc.
5.25%, 07/15/2027(1)		3,192	3,356
Triumph Group, Inc.
6.25%, 09/15/2024(1)		751	756
Union Pacific Corp.
2.97%, 09/16/2062		919	908
3.55%, 05/20/2061		857	946
3.84%, 03/20/2060		8,070	9,501
Vulcan Materials Co.
3.50%, 06/01/2030		1,400	1,512
Waste Management, Inc.
2.95%, 06/01/2041		1,074	1,120
Waste Pro USA, Inc.
5.50%, 02/15/2026(1)		263	262
WRKCo, Inc.
3.00%, 06/15/2033		1,445	1,486
3.75%, 03/15/2025		815	868

Total Industrials			600,296

Technology – 2.12%
Activision Blizzard, Inc.
1.35%, 09/15/2030		2,082	1,920
Amdocs Ltd.
2.54%, 06/15/2030		15,503	15,364
Analog Devices, Inc.
2.80%, 10/01/2041		1,340	1,355
Apple, Inc.
2.38%, 02/08/2041		1,973	1,915
2.55%, 08/20/2060		2,465	2,315
2.70%, 08/05/2051		14,310	14,156
3.85%, 05/04/2043		5,433	6,398
4.65%, 02/23/2046		1,250	1,640
Autodesk, Inc.
3.50%, 06/15/2027		612	658
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.88%, 01/15/2027		2,423	2,627
Broadcom, Inc.
2.45%, 02/15/2031(1)		28,005	27,459
2.60%, 02/15/2033(1)		11,395	11,109
3.14%, 11/15/2035(1)		5,817	5,852
3.15%, 11/15/2025		9,014	9,437
3.19%, 11/15/2036(1)		10,955	10,936
3.42%, 04/15/2033(1)		9,700	10,169
3.47%, 04/15/2034(1)		29,223	30,587
4.11%, 09/15/2028		21,248	23,294
4.15%, 11/15/2030		6,836	7,582
4.30%, 11/15/2032		19,722	22,163
Broadridge Financial Solutions, Inc.
3.40%, 06/27/2026		934	993
CDW LLC / CDW Finance Corp.
3.28%, 12/01/2028		6,400	6,558
3.57%, 12/01/2031		44,205	45,990
CGI, Inc.
2.30%, 09/14/2031(1)		14,300	13,771
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.
5.75%, 03/01/2025(1)		248	250
Citrix Systems, Inc.
3.30%, 03/01/2030		2,300	2,333
Clarivate Science Holdings Corp.
3.88%, 07/01/2028(1)		119	120
Dell International LLC / EMC Corp.
3.38%, 12/15/2041(1)		7,100	7,019
3.45%, 12/15/2051(1)		201	193
4.90%, 10/01/2026		5,249	5,912
5.30%, 10/01/2029		3,695	4,331
6.02%, 06/15/2026		721	833
6.20%, 07/15/2030		1,900	2,398

DXC Technology Co.
2.38%, 09/15/2028	975	953
Electronic Arts, Inc.
1.85%, 02/15/2031	3,961	3,796
Exela Intermediate LLC / Exela Finance, Inc.
11.50%, 07/15/2026(1)	218	155
Fidelity National Information Services, Inc.
3.10%, 03/01/2041	1,959	1,978
Fiserv, Inc.
3.50%, 07/01/2029	13,404	14,415
Hewlett Packard Enterprise Co.
2.25%, 04/01/2023	10,082	10,235
HP, Inc.
6.00%, 09/15/2041	800	1,063
Intel Corp.
2.80%, 08/12/2041	924	922
3.05%, 08/12/2051	5,000	5,114
3.20%, 08/12/2061	3,013	3,086
International Business Machines Corp.
3.30%, 05/15/2026	5,158	5,514
KLA Corp.
4.10%, 03/15/2029	6,032	6,809
Lam Research Corp.
3.75%, 03/15/2026	3,558	3,873
Leidos, Inc.
2.30%, 02/15/2031	1,200	1,155
4.38%, 05/15/2030	1,149	1,280
Marvell Technology, Inc.
2.45%, 04/15/2028	5,625	5,705
2.95%, 04/15/2031	45,852	46,720
Microchip Technology, Inc.
0.98%, 09/01/2024(1)	4,290	4,211
4.33%, 06/01/2023	22,025	22,958
Micron Technology, Inc.
2.70%, 04/15/2032	4,200	4,205
4.19%, 02/15/2027	5,359	5,869
4.66%, 02/15/2030	15,005	17,293
5.33%, 02/06/2029	6,490	7,687
NVIDIA Corp.
1.55%, 06/15/2028	12,162	12,065
NXP BV
5.35%, 03/01/2026(1)	1,945	2,198
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.50%, 05/11/2031(1)	4,283	4,294
2.65%, 02/15/2032(1)	30,000	30,090
2.70%, 05/01/2025(1)	2,408	2,488
3.15%, 05/01/2027(1)	5,939	6,246
3.25%, 11/30/2051(1)	2,628	2,626
4.30%, 06/18/2029(1)	5,000	5,602
Open Text Corp.
3.88%, 02/15/2028(1)	445	454
Open Text Holdings, Inc.
4.13%, 02/15/2030(1)	5,035	5,186
Oracle Corp.
2.30%, 03/25/2028	1,017	1,014
2.80%, 04/01/2027	2,410	2,485
2.88%, 03/25/2031	3,260	3,281
3.60%, 04/01/2040	12,690	12,726
3.60%, 04/01/2050	14,135	13,840
3.65%, 03/25/2041	4,582	4,633
3.85%, 07/15/2036	6,000	6,338
3.85%, 04/01/2060	7,163	7,073
3.95%, 03/25/2051	36,550	37,943
4.00%, 07/15/2046	11,909	12,361
4.10%, 03/25/2061(17)	8,700	9,067
QUALCOMM, Inc.
3.25%, 05/20/2027	636	686
4.30%, 05/20/2047	1,420	1,778
Roper Technologies, Inc.
2.95%, 09/15/2029	1,930	1,996
salesforce.com, Inc.
3.05%, 07/15/2061	2,648	2,723
Seagate HDD Cayman
3.13%, 07/15/2029	6,000	5,859
4.09%, 06/01/2029	4,079	4,223
4.13%, 01/15/2031	11,000	11,444
5.75%, 12/01/2034	1,122	1,293
ServiceNow, Inc.
1.40%, 09/01/2030	3,507	3,264
Skyworks Solutions, Inc.
1.80%, 06/01/2026	1,340	1,326

TSMC Arizona Corp.
2.50%, 10/25/2031	12,905	13,069
TSMC Global Ltd.
1.00%, 09/28/2027(1)	2,529	2,387
VMware, Inc.
2.20%, 08/15/2031	12,991	12,760
4.70%, 05/15/2030	2,700	3,142
Western Digital Corp.
2.85%, 02/01/2029	6,944	7,011
3.10%, 02/01/2032	6,520	6,568

Total Technology		734,172

Utilities – 1.80%
AEP Texas, Inc.
3.45%, 05/15/2051	628	633
AEP Transmission Co. LLC
2.75%, 08/15/2051	4,537	4,316
3.75%, 12/01/2047	2,190	2,459
AES Corp.
2.45%, 01/15/2031	4,485	4,370
3.95%, 07/15/2030(1)	2,040	2,173
Alabama Power Co.
3.13%, 07/15/2051	2,626	2,678
Alliant Energy Finance LLC
1.40%, 03/15/2026(1)	925	891
Ameren Illinois Co.
2.90%, 06/15/2051	921	934
American Transmission Systems, Inc.
2.65%, 01/15/2032(1)	9,303	9,389
American Water Capital Corp.
3.45%, 05/01/2050	1,148	1,221
4.15%, 06/01/2049	1,425	1,682
APT Pipelines Ltd.
4.25%, 07/15/2027(1)	1,678	1,847
Atmos Energy Corp.
2.85%, 02/15/2052	1,158	1,125
Ausgrid Finance Pty Ltd.
3.85%, 05/01/2023(1)	8,718	8,954
Baltimore Gas & Electric Co.
2.90%, 06/15/2050	2,102	2,088
Black Hills Corp.
4.35%, 05/01/2033	6,250	7,107
Calpine Corp.
3.75%, 03/01/2031(1)	9,495	9,151
Capex SA
6.88%, 05/15/2024(1)	358	338
CenterPoint Energy Houston Electric LLC
3.35%, 04/01/2051	2,718	2,987
CenterPoint Energy Resources Corp.
1.75%, 10/01/2030	1,572	1,489
China Southern Power Grid International Finance BVI 2018 Co. Ltd.
4.25%, 09/18/2028	200	227
Cleco Power LLC
6.00%, 12/01/2040	1,000	1,362
CLP Power Hong Kong Financing Ltd.
3.38%, 10/26/2027(17)	1,750	1,876
Commonwealth Edison Co.
2.75%, 09/01/2051	2,120	2,050
Consumers Energy Co.
2.65%, 08/15/2052	3,025	2,942
DTE Electric Co.
3.95%, 03/01/2049	1,650	1,950
Duke Energy Carolinas LLC
2.55%, 04/15/2031	3,610	3,706
3.45%, 04/15/2051	3,552	3,884
3.70%, 12/01/2047	2,500	2,780
3.88%, 03/15/2046	2,750	3,097
4.25%, 12/15/2041	1,650	1,944
Duke Energy Corp.
2.55%, 06/15/2031	10,699	10,712
Duke Energy Florida LLC
3.00%, 12/15/2051	481	485
3.80%, 07/15/2028	6,065	6,683
Duke Energy Progress LLC
3.70%, 09/01/2028	2,405	2,635
4.10%, 03/15/2043	900	1,040
4.20%, 08/15/2045	1,000	1,189
Edison International
4.95%, 04/15/2025	7,313	7,953
5.75%, 06/15/2027	1,722	1,963
Empresas Publicas de Medellin ESP
4.25%, 07/18/2029(1)	478	453

4.38%, 02/15/2031(1)	363	341
4.38%, 02/15/2031	1,400	1,316
Enel Finance International NV
1.88%, 07/12/2028(1)	1,342	1,308
2.25%, 07/12/2031(1)	1,179	1,140
3.50%, 04/06/2028(1)	1,505	1,609
Entergy Louisiana LLC
4.20%, 09/01/2048	2,366	2,814
Eskom Holdings SOC Ltd.
7.13%, 02/11/2025(17)	1,814	1,873
Exelon Corp.
4.70%, 04/15/2050	1,255	1,575
FEL Energy VI Sarl
5.75%, 12/01/2040(17)	702	704
FirstEnergy Corp.
3.35%, 07/15/2022	2,075	2,081
3.40%, 03/01/2050	100	98
FirstEnergy Transmission LLC
2.87%, 09/15/2028(1)	16,876	16,907
4.35%, 01/15/2025(1)	2,000	2,126
Florida Power & Light Co.
2.88%, 12/04/2051	4,500	4,564
3.15%, 10/01/2049	4,897	5,199
3.99%, 03/01/2049	2,381	2,903
Genneia SA
8.75%, 09/02/2027(1)	531	502
IPALCO Enterprises, Inc.
4.25%, 05/01/2030	1,245	1,366
ITC Holdings Corp.
3.25%, 06/30/2026	2,000	2,108
4.05%, 07/01/2023	3,812	3,947
Jersey Central Power & Light Co.
2.75%, 03/01/2032(1)	2,000	2,027
4.30%, 01/15/2026(1)	2,000	2,169
4.70%, 04/01/2024(1)	150	160
KeySpan Gas East Corp.
2.74%, 08/15/2026(1)	4,500	4,593
Metropolitan Edison Co.
4.00%, 04/15/2025(1)	4,000	4,235
4.30%, 01/15/2029(1)	5,000	5,561
MidAmerican Energy Co.
2.70%, 08/01/2052	3,297	3,200
3.65%, 04/15/2029	2,871	3,164
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028(1)	700	769
Mong Duong Finance Holdings BV
5.13%, 05/07/2029	850	823
Northern States Power Co.
3.60%, 09/15/2047	1,800	2,024
4.00%, 08/15/2045	1,000	1,177
Northern States Power Co./MN
2.60%, 06/01/2051	2,262	2,158
NRG Energy, Inc.
2.45%, 12/02/2027(1)	7,243	7,177
4.45%, 06/15/2029(1)	10,926	11,886
5.25%, 06/15/2029(1)	2,526	2,706
5.75%, 01/15/2028	2,444	2,584
NSTAR Electric Co.
1.95%, 08/15/2031	1,992	1,940
Ohio Power Co.
2.90%, 10/01/2051	4,528	4,366
Oncor Electric Delivery Co. LLC
2.70%, 11/15/2051(1)	1,010	971
3.10%, 09/15/2049	1,434	1,496
Orazul Energy Egenor SCA
5.63%, 04/28/2027(1)	286	275
Oryx Funding Ltd.
5.80%, 02/03/2031(1)	356	376
Pacific Gas & Electric Co.
1.37%, 03/10/2023	15,194	15,099
2.10%, 08/01/2027	11,308	10,917
2.50%, 02/01/2031	16,891	16,090
2.95%, 03/01/2026	3,312	3,367
3.00%, 06/15/2028	13,949	14,050
3.15%, 01/01/2026	6,569	6,714
3.25%, 06/15/2023	2,670	2,719
3.25%, 06/01/2031	2,300	2,308
3.30%, 03/15/2027	2,052	2,086
3.30%, 12/01/2027	3,700	3,761
3.30%, 08/01/2040	4,970	4,607
3.40%, 08/15/2024	2,476	2,560

3.45%, 07/01/2025	7,760	8,048
3.50%, 06/15/2025	10,754	11,166
3.50%, 08/01/2050	9,498	8,799
3.75%, 02/15/2024	2,914	3,022
3.75%, 07/01/2028	18,444	19,178
3.75%, 08/15/2042	1,883	1,752
3.85%, 11/15/2023	1,259	1,300
3.95%, 12/01/2047	3,616	3,483
4.00%, 12/01/2046	13,182	12,792
4.25%, 08/01/2023	20,431	21,149
4.25%, 03/15/2046	409	408
4.30%, 03/15/2045	12,052	12,185
4.45%, 04/15/2042	7,667	7,783
4.50%, 07/01/2040	11,103	11,563
4.50%, 12/15/2041	3,353	3,333
4.55%, 07/01/2030	40,930	44,253
4.60%, 06/15/2043	1,248	1,285
4.65%, 08/01/2028	100	109
4.75%, 02/15/2044	11,506	11,932
4.95%, 07/01/2050	4,973	5,415
PECO Energy Co.
2.85%, 09/15/2051	2,757	2,730
Pennsylvania Electric Co.
3.25%, 03/15/2028(1)	200	209
Piedmont Natural Gas Co., Inc.
2.50%, 03/15/2031	12,028	12,024
Promigas SA ESP
3.75%, 10/16/2029(17)	378	371
3.75%, 10/16/2029(1)	584	573
Public Service Co. of New Mexico
3.85%, 08/01/2025	7,000	7,362
Public Service Electric & Gas Co.
3.20%, 05/15/2029	3,781	4,062
Southern California Edison Co.
1.20%, 02/01/2026	2,506	2,455
2.50%, 06/01/2031	4,537	4,554
3.65%, 02/01/2050	1,595	1,688
3.70%, 08/01/2025	9,074	9,688
4.00%, 04/01/2047	455	502
4.13%, 03/01/2048	570	639
Southern Co.
3.25%, 07/01/2026	1,258	1,331
Southern Co. Gas Capital Corp.
4.40%, 05/30/2047	1,915	2,223
5.88%, 03/15/2041	1,920	2,612
Southwestern Electric Power Co.
4.10%, 09/15/2028	10,000	11,076
Southwestern Public Service Co.
3.15%, 05/01/2050	997	1,040
Spire, Inc.
3.54%, 02/27/2024	5,000	5,066
Star Energy Geothermal Darajat II / Star Energy Geothermal Salak
4.85%, 10/14/2038(1)	739	817
State Grid Overseas Investment BVI Ltd.
2.75%, 05/04/2022(1)	404	406
Tampa Electric Co.
3.45%, 03/15/2051	614	670
Tucson Electric Power Co.
3.05%, 03/15/2025	3,000	3,117
Virginia Electric & Power Co.
4.00%, 01/15/2043	2,725	3,131
Vistra Operations Co. LLC
3.55%, 07/15/2024(1)	8,385	8,635
3.70%, 01/30/2027(1)	6,435	6,673
4.30%, 07/15/2029(1)	7,285	7,791
5.00%, 07/31/2027(1)	712	739
5.50%, 09/01/2026(1)	548	566
5.63%, 02/15/2027(1)	713	734

Total Utilities		621,798

Total Corporate Bonds (Cost: $11,215,502)		11,411,807

Convertible Securities – 0.36%
Communications – 0.17%
DISH Network Corp.
2.38%, 03/15/2024	7,520	7,200
3.38%, 08/15/2026	23,185	21,946
Expedia Group, Inc.
0.00%, 02/15/2026(1)	235	270
Palo Alto Networks, Inc.
0.38%, 06/01/2025	5,990	11,348

Twitter, Inc.
0.00%, 03/15/2026(1)		7,410	6,636
Uber Technologies, Inc.
0.00%, 12/15/2025		10,515	10,321

Total Communications			57,721

Consumer, Cyclical – 0.07%
GOL Equity Finance SA
3.75%, 07/15/2024(1)		200	169
Peloton Interactive, Inc.
0.00%, 02/15/2026(1)		11,510	9,755
Southwest Airlines Co.
1.25%, 05/01/2025		12,170	16,223

Total Consumer, Cyclical			26,147

Consumer, Non-cyclical – 0.12%
BioMarin Pharmaceutical, Inc.
0.60%, 08/01/2024		10,090	10,550
1.25%, 05/15/2027		10,100	10,535
Livongo Health, Inc.
0.88%, 06/01/2025		5,435	6,195
Teladoc Health, Inc.
1.25%, 06/01/2027		15,560	14,169

Total Consumer, Non-cyclical			41,449

Financials – 0.00%(8)
CBL & Associates HoldCo II LLC
7.00%, 11/15/2028(1)		23	44

Total Financials			44

Total Convertible Securities (Cost: $127,851)			125,361

Government Related – 23.06%
Other Government Related – 2.78%
Abu Dhabi Government International Bond
2.50%, 09/30/2029		2,541	2,636
2.70%, 09/02/2070(1)		6,469	5,885
3.88%, 04/16/2050(1)		5,400	6,290
Africa Finance Corp.
3.88%, 04/13/2024(1)		1,085	1,137
American Municipal Power, Inc.
8.08%, 02/15/2050		1,070	2,027
Argentina Bocon
34.19% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 0.00%), 10/04/2022(2)	ARS	3,900	17
Argentina Treasury Bond BONCER
1.20%, 03/18/2022		77,232	1,438
1.40%, 03/25/2023		486,637	9,004
1.45%, 08/13/2023		331,200	5,515
Argentine Bonos del Tesoro
15.50%, 10/17/2026		110,804	454
Argentine Republic Government International Bond
0.50%, 07/09/2030(4)		$25,484	8,920
1.00%, 07/09/2029		1,109	402
1.13%, 07/09/2035(4)		10,811	3,460
1.13%, 07/09/2046(4)		115	37
2.00%, 01/09/2038(4)		261	99
2.50%, 07/09/2041(4)		17,117	6,034
Bahrain Government International Bond
5.63%, 05/18/2034(1)		4,523	4,286
Bay Area Toll Authority
7.04%, 04/01/2050		2,790	4,880
Bonos del Tesoro Nacional en Pesos Badlar
36.24% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.00%), 04/03/2022(2)	ARS	219,181	2,118
Brazil Letras do Tesouro Nacional
0.00%, 04/01/2022	BRL	45,767	8,016
0.00%, 07/01/2022		47,400	8,066
0.00%, 10/01/2022		436,300	72,043
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/2025		185,230	32,767
Brazilian Government International Bond
2.88%, 06/06/2025		$1,500	1,524
3.88%, 06/12/2030		4,400	4,268
4.63%, 01/13/2028		600	626
California State University
2.37%, 11/01/2035		5,520	5,339
Chile Government International Bond
2.45%, 01/31/2031		1,849	1,837
2.55%, 01/27/2032		1,770	1,766
City of New York NY
1.92%, 08/01/2031		4,350	4,261
2.05%, 03/01/2032		2,480	2,435
3.55%, 12/01/2028		3,645	3,974
City of San Antonio TX Electric & Gas Systems Revenue
5.81%, 02/01/2041		1,315	1,883
City of San Francisco CA Public Utilities Commission Water Revenue
2.19%, 11/01/2032		1,610	1,602
2.83%, 11/01/2041		6,380	6,247

Ciudad Autonoma de Buenos Aires/Government Bonds
37.49% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.25%), 03/29/2024(2)	ARS	314,346	2,880
37.96% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 02/22/2028(2)		401,380	3,529
39.18% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 5.00%), 01/23/2022(2)		566,081	5,942
Colombia Government International Bond
3.00%, 01/30/2030		$7,390	6,754
3.13%, 04/15/2031		1,319	1,183
3.25%, 04/22/2032		321	288
4.50%, 01/28/2026		2,192	2,293
4.50%, 03/15/2029		4,149	4,242
Commonwealth of Puerto Rico
4.13%, 07/01/2022(7)		100	91
5.00%, 07/01/2023(7)		240	224
5.00%, 07/01/2028(7)		20	20
5.00%, 07/01/2041(7)		395	355
5.13%, 07/01/2028(7)		30	29
5.13%, 07/01/2031(7)		2,590	2,561
5.13%, 07/01/2037(7)		190	176
5.25%, 07/01/2026(7)		200	199
5.25%, 07/01/2037(7)		100	99
5.38%, 07/01/2030(7)		165	160
5.50%, 07/01/2032(7)		1,610	1,588
5.50%, 07/01/2039(7)		520	489
5.70%, 07/01/2023(7)		170	166
5.75%, 07/01/2038(7)		80	78
5.75%, 07/01/2041(7)		100	98
6.00%, 07/01/2038(7)		610	612
6.00%, 07/01/2039(7)		55	54
6.50%, 07/01/2040(7)		30	30
8.00%, 07/01/2035(7)		800	710
County of Miami-Dade FL Aviation Revenue
2.61%, 10/01/2032		900	901
2.71%, 10/01/2033		1,290	1,302
3.45%, 10/01/2030		600	642
Croatia Government International Bond
6.00%, 01/26/2024		1,253	1,373
Dominican Republic International Bond
4.50%, 01/30/2030(1)		3,330	3,384
4.88%, 09/23/2032		2,500	2,541
Egypt Government International Bond
5.25%, 10/06/2025		400	403
7.60%, 03/01/2029(1)		1,550	1,536
Export Credit Bank of Turkey
8.25%, 01/24/2024(1)		1,000	1,015
Export-Import Bank of India
1.24% (3 Month LIBOR USD + 1.02%), 03/28/2022(2)(17)		9,600	9,615
Export-Import Bank of Korea
4.89%, 08/09/2023(1)	INR	2,139,900	28,462
6.75%, 08/09/2022		306,900	4,159
6.90%, 02/07/2023		895,100	12,223
Golden State Tobacco Securitization Corp.
2.25%, 06/01/2029		$1,300	1,307
2.75%, 06/01/2034		600	604
3.00%, 06/01/2046		600	615
3.49%, 06/01/2036		1,600	1,620
3.85%, 06/01/2050		2,800	2,848
4.21%, 06/01/2050		7,900	7,900
Guatemala Government Bond
3.70%, 10/07/2033		700	690
Hazine Mustesarligi Varlik Kiralama AS
5.80%, 02/21/2022(1)		7,360	7,360
Hungary Government International Bond
2.13%, 09/22/2031(1)		3,700	3,640
5.38%, 03/25/2024		2,622	2,848
Indonesia Government International Bond
2.85%, 02/14/2030		3,783	3,941
3.05%, 03/12/2051		3,490	3,440
Israel Government Bond - Fixed
5.50%, 01/31/2022	ILS	7,500	2,545
Israel Government International Bond
3.88%, 07/03/2050		$3,000	3,500
4.50%, 04/03/2120		1,400	1,781
Israel Makam Bill
0.00%, 10/07/2022	ILS	5,300	1,705
Korea National Oil Corp.
1.63%, 10/05/2030(1)		$307	291
Los Angeles Community College District
6.60%, 08/01/2042		955	1,516
Los Angeles Department of Water & Power Water System Revenue
6.01%, 07/01/2039		675	895

Los Angeles Unified School District
5.75%, 07/01/2034		2,510	3,267
6.76%, 07/01/2034		2,990	4,164
Massachusetts School Building Authority
2.50%, 02/15/2037		4,495	4,382
Metropolitan Transportation Authority
5.18%, 11/15/2049		2,065	2,827
5.87%, 11/15/2039		300	388
6.67%, 11/15/2039		140	199
6.81%, 11/15/2040		310	441
Mexican Bonos
6.75%, 03/09/2023	MXN	683,940	33,426
8.50%, 11/18/2038		341,220	17,536
Mexico Government International Bond
2.66%, 05/24/2031		$47,976	46,777
3.75%, 01/11/2028		4,850	5,207
3.77%, 05/24/2061		18,680	17,200
4.28%, 08/14/2041		17,695	18,336
4.50%, 04/22/2029		773	860
4.50%, 01/31/2050		7,786	8,253
4.75%, 04/27/2032		1,100	1,244
Municipal Electric Authority of Georgia
6.64%, 04/01/2057		994	1,513
New Jersey Turnpike Authority
1.86%, 01/01/2031		2,370	2,278
7.41%, 01/01/2040		941	1,515
New York City Transitional Finance Authority Future Tax Secured Revenue
2.40%, 11/01/2032		2,580	2,576
2.69%, 05/01/2033		1,275	1,297
2.80%, 02/01/2026		1,850	1,946
3.95%, 08/01/2032		1,900	2,097
5.27%, 05/01/2027		5,820	6,825
New York City Water & Sewer System
5.88%, 06/15/2044		500	763
6.01%, 06/15/2042		255	385
New York State Dormitory Authority
5.05%, 09/15/2027		1,800	2,104
5.29%, 03/15/2033		830	998
Oman Government International Bond
5.63%, 01/17/2028		2,292	2,430
Panama Government International Bond
2.25%, 09/29/2032		2,200	2,087
3.16%, 01/23/2030		6,109	6,323
3.88%, 03/17/2028		3,108	3,352
4.50%, 04/01/2056		3,232	3,560
Paraguay Government International Bond
4.70%, 03/27/2027		2,030	2,251
4.95%, 04/28/2031(1)		1,200	1,347
Peru Government Bond
5.94%, 02/12/2029	PEN	21,282	5,455
6.15%, 08/12/2032		17,826	4,479
6.95%, 08/12/2031		5,192	1,394
Peruvian Government International Bond
2.84%, 06/20/2030		$1,370	1,383
3.55%, 03/10/2051		2,819	2,932
4.13%, 08/25/2027		5,606	6,160
5.94%, 02/12/2029	PEN	11,140	2,856
5.94%, 02/12/2029(1)		11,637	2,983
6.15%, 08/12/2032(1)		2,151	543
6.35%, 08/12/2028(1)		12,544	3,305
6.90%, 08/12/2037(1)		780	199
6.95%, 08/12/2031		1,183	318
6.95%, 08/12/2031(1)		10,939	2,937
8.20%, 08/12/2026(1)		15,908	4,541
Philippine Government International Bond
1.65%, 06/10/2031		$563	545
1.95%, 01/06/2032		1,000	981
2.46%, 05/05/2030		1,887	1,946
3.00%, 02/01/2028		3,452	3,702
3.20%, 07/06/2046		3,645	3,702
Port Authority of New York & New Jersey
4.93%, 10/01/2051		425	589
4.96%, 08/01/2046		1,010	1,374
5.65%, 11/01/2040		825	1,155
Province of Quebec Canada
0.60%, 07/23/2025		7,535	7,363
Provincia de Buenos Aires/Government Bonds
37.92% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 04/12/2025(1)(2)	ARS	1,284,476	11,864
38.04% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.83%), 05/31/2022(2)		52,056	513
Puerto Rico Electric Power Authority
6.05%, 07/01/2032(7)		$100	98

Qatar Government International Bond
3.75%, 04/16/2030		2,700	3,028
4.50%, 04/23/2028		3,159	3,627
Regents of the University of California Medical Center Pooled Revenue
3.26%, 05/15/2060		11,545	12,423
Republic of South Africa Government Bond
8.00%, 01/31/2030	ZAR	43,000	2,489
8.25%, 03/31/2032		60,400	3,419
8.75%, 02/28/2048		16,700	871
8.88%, 02/28/2035		43,200	2,430
10.50%, 12/21/2026		1,668,900	115,835
Republic of South Africa Government International Bond
4.30%, 10/12/2028		$1,534	1,556
4.85%, 09/30/2029		11,735	12,116
4.88%, 04/14/2026		700	745
5.75%, 09/30/2049		5,200	4,997
Romanian Government International Bond
1.75%, 07/13/2030(1)	EUR	16,100	17,091
2.75%, 04/14/2041(1)		8,300	8,429
2.88%, 04/13/2042(1)		11,800	12,021
3.00%, 02/14/2031		$3,400	3,448
Saudi Government International Bond
3.25%, 10/26/2026		2,800	2,982
3.25%, 10/22/2030		990	1,063
3.63%, 03/04/2028		3,080	3,353
4.00%, 04/17/2025		5,500	5,924
Serbia International Bond
1.65%, 03/03/2033(1)	EUR	3,200	3,388
3.13%, 05/15/2027(1)		1,998	2,423
State of California
7.55%, 04/01/2039		$1,205	2,011
State of Illinois
5.10%, 06/01/2033		5,530	6,392
6.73%, 04/01/2035		70	86
7.35%, 07/01/2035		55	69
State of Israel
3.38%, 01/15/2050		8,400	9,072
3.80%, 05/13/2060		16,900	19,540
State of Texas
5.52%, 04/01/2039		1,720	2,420
Texas Public Finance Authority
8.25%, 07/01/2024		2,600	2,622
Turkey Government International Bond
3.25%, 03/23/2023		2,050	1,991
4.25%, 03/13/2025		400	369
4.63%, 03/31/2025	EUR	5,900	6,641
5.75%, 03/22/2024		$600	585
5.75%, 05/11/2047		2,800	2,261
6.35%, 08/10/2024		1,982	1,946
7.25%, 12/23/2023		3,800	3,840
7.63%, 04/26/2029		11,900	11,885
University of California
4.86%, 05/15/2112		743	1,093
Uruguay Government International Bond
4.38%, 10/27/2027		1,783	2,004
4.38%, 01/23/2031		2,500	2,878
5.10%, 06/18/2050		1,868	2,467
Venezuela Government International Bond
6.00%, 12/09/2049(7)		30	2
7.00%, 03/31/2038(7)		187	11
7.65%, 04/21/2025(7)		534	32
7.75%, 4/13/2022(7)		100	6
8.25%, 10/13/2024(7)		7,294	438
9.00%, 05/07/2023(7)		110	7
9.00%, 05/07/2023(7)		7,405	444
9.25%, 09/15/2027(7)		1,049	63
9.25%, 05/07/2028(7)		420	25
11.75%, 10/21/2026(7)		120	7
11.95%, 08/05/2031(7)		3,200	192

Total Other Government Related			961,273

U.S. Treasury Obligations – 20.28%
U.S. Treasury Inflation Indexed Bond
0.13%, 07/15/2030(9)		11,111	12,431
0.13%, 02/15/2051(9)		22,618	26,768
0.25%, 07/15/2029(9)(10)		47,361	53,063
0.25%, 02/15/2050(9)		4,734	5,725
0.63%, 02/15/2043(9)		361	448
0.75%, 02/15/2042(9)		612	773
0.75%, 02/15/2045(9)		4,463	5,742
0.88%, 02/15/2047(9)		5,042	6,805
1.00%, 02/15/2046(9)		2,335	3,189

1.00%, 02/15/2048(9)	3,701	5,187
1.00%, 02/15/2049(9)	6,925	9,824
1.38%, 02/15/2044(9)	593	846
2.13%, 02/15/2040(9)	256	392
2.13%, 02/15/2041(9)	379	586
U.S. Treasury Note/Bond
0.13%, 04/30/2022	78,405	78,407
0.13%, 05/31/2022	57,150	57,141
0.13%, 08/31/2022	61,755	61,702
0.13%, 09/30/2022	78,645	78,540
0.13%, 12/31/2022(10)	57,430	57,253
0.13%, 02/28/2023	97,570	97,170
0.13%, 04/30/2023	111,785	111,187
0.13%, 08/31/2023	100,725	99,840
0.25%, 04/15/2023	53,069	52,891
0.25%, 09/30/2023	263,230	261,379
0.25%, 03/15/2024	53,069	52,435
0.38%, 03/31/2022	83,370	83,427
0.38%, 10/31/2023	395,755	393,421
0.38%, 09/15/2024	53,069	52,319
0.38%, 04/30/2025	78,585	76,841
0.50%, 03/15/2023	53,069	53,090
0.50%, 11/30/2023	504,175	502,245
0.50%, 03/31/2025	78,585	77,280
0.50%, 04/30/2027	40,028	38,396
0.50%, 05/31/2027	40,028	38,328
0.63%, 03/31/2027	40,028	38,691
0.75%, 12/31/2023	6,900	6,901
0.75%, 08/31/2026	78,585	76,826
0.88%, 09/30/2026	494,910	486,075
0.88%, 11/15/2030(10)	417,800	397,220
1.13%, 10/31/2026	517,330	513,895
1.13%, 02/29/2028	76,082	74,976
1.13%, 02/15/2031	711,126	690,153
1.13%, 05/15/2040	21,280	18,652
1.13%, 08/15/2040	21,280	18,580
1.25%, 11/30/2026	108,075	108,007
1.25%, 12/31/2026	63,145	63,076
1.25%, 03/31/2028	290,028	287,445
1.25%, 08/15/2031	12,226	11,953
1.38%, 11/15/2031	327,645	323,498
1.38%, 11/15/2040	21,280	19,393
1.38%, 08/15/2050	73,900	64,735
1.50%, 02/15/2030	12,226	12,289
1.63%, 05/15/2031	12,226	12,381
1.75%, 08/15/2041	21,280	20,632
1.88%, 02/15/2051	38,400	37,992
1.88%, 11/15/2051	692,884	687,363
2.00%, 08/15/2051	29,676	30,251
2.25%, 05/15/2041	111,485	117,094
2.25%, 08/15/2049	116,300	124,473
2.38%, 05/15/2051	29,676	32,778
2.50%, 02/15/2045	49,400	54,326
2.75%, 11/15/2047	29,926	34,840
3.00%, 05/15/2045	30,000	35,882
3.00%, 02/15/2048	45,476	55,506
3.00%, 08/15/2048	10,405	12,732
3.00%, 02/15/2049	64,740	79,595
3.13%, 05/15/2048	12,780	15,972

Total U.S. Treasury Obligations		7,019,253

Total Government Related (Cost: $8,014,283)		7,980,526

Mortgage-Backed Obligations – 25.23%
280 Park Avenue 2017-280P Mortgage Trust
0.99% (1 Month LIBOR USD + 0.88%, 0.88% Floor), 09/15/2034, Series 2017-280P, Class A(1)(2)	1,316	1,314
Alen 2021-ACEN Mortgage Trust
1.26% (1 Month LIBOR USD + 1.15%, 1.15% Floor), 04/15/2034, Series 2021-ACEN, Class A(1)(2)	11,160	11,147
Alternative Loan Trust 2003-22CB
5.75%, 12/25/2033, Series 2003-22CB, Class 1A1	424	439
6.00%, 12/25/2033, Series 2003-22CB, Class 3A1	137	143
Alternative Loan Trust 2004-16CB
5.50%, 07/25/2034, Series 2004-16CB, Class 1A1	210	215
5.50%, 08/25/2034, Series 2004-16CB, Class 3A1	236	242
Alternative Loan Trust 2005-56
1.56% (1 Month LIBOR USD + 1.46%, 1.46% Floor), 11/25/2035, Series 2005-56, Class 1A1(2)	3,878	3,819
Alternative Loan Trust 2005-74T1
6.00%, 01/25/2036, Series 2005-74T1, Class A1	8,876	6,951
Alternative Loan Trust 2006-HY12
3.06%, 08/25/2036, Series 2006-HY12, Class A5(5)	167	168
Alternative Loan Trust 2006-OA17
0.30% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 12/20/2046, Series 2006-OA17, Class 1A1A(2)	12,269	10,836

Alternative Loan Trust 2006-OA22
0.52% (1 Month LIBOR USD + 0.21%, 0.21% Floor), 02/25/2047, Series 2006-OA22, Class A2(2)	10,676	10,036
Alternative Loan Trust 2006-OA3
0.50% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 05/25/2036, Series 2006-OA3, Class 1A1(2)	4,556	4,213
Alternative Loan Trust 2006-OA7
1.02% (12 Month U.S. Treasury Average + 0.94%, 0.94% Floor), 06/25/2046, Series 2006-OA7, Class 2A1(2)	9,742	8,776
Alternative Loan Trust 2006-OC5
0.62% (1 Month LIBOR USD + 0.52%, 0.52% Floor), 06/25/2046, Series 2006-OC5, Class 2A3(2)	6,974	6,496
Alternative Loan Trust 2007-5CB
6.00%, 04/25/2037, Series 2007-5CB, Class 1A4	14,260	10,548
Alternative Loan Trust 2007-HY7C
0.38% (1 Month LIBOR USD + 0.28%, 0.28% Floor), 08/25/2037, Series 2007-HY7C, Class A1(2)	2,235	2,209
Alternative Loan Trust 2007-OA2
0.36% (1 Month LIBOR USD + 0.26%, 0.26% Floor), 03/25/2047, Series 2007-OA2, Class 2A1(2)	10,656	9,099
0.92% (12 Month U.S. Treasury Average + 0.84%, 0.84% Floor), 03/25/2047, Series 2007-OA2, Class 1A1(2)	19,398	17,615
Alternative Loan Trust 2007-OA4
0.44% (1 Month LIBOR USD + 0.17%, 0.17% Floor), 05/25/2047, Series 2007-OA4, Class A1(2)	1,541	1,479
Angel Oak Mortgage Trust 2020-5
2.04%, 05/25/2065, Series 2020-5, Class A3(1)(5)	1,164	1,164
2.97%, 05/25/2065, Series 2020-5, Class M1(1)(5)	2,480	2,496
Angel Oak Mortgage Trust 2021-1
1.22%, 01/25/2066, Series 2021-1, Class A3(1)(5)	4,641	4,612
Angel Oak Mortgage Trust 2021-3
1.31%, 05/25/2066, Series 2021-3, Class A2(1)(5)	4,606	4,556
Angel Oak Mortgage Trust I LLC 2019-1
3.92%, 11/25/2048, Series 2019-1, Class A1(1)(5)	1,375	1,384
Angel Oak Mortgage Trust I LLC 2019-2
4.07%, 03/25/2049, Series 2019-2, Class M1(1)(5)	3,460	3,467
Ashford Hospitality Trust 2018-KEYS
1.56% (1 Month LIBOR USD + 1.45%, 1.45% Floor), 06/15/2035, Series 2018-KEYS, Class B(1)(2)	3,000	2,998
Austin Fairmont Hotel Trust 2019-FAIR
1.36% (1 Month LIBOR USD + 1.25%, 1.25% Floor), 09/15/2032, Series 2019-FAIR, Class B(1)(2)	2,155	2,144
1.56% (1 Month LIBOR USD + 1.45%, 1.45% Floor), 09/15/2032, Series 2019-FAIR, Class C(1)(2)	5,500	5,459
Aventura Mall Trust
4.11%, 07/05/2040, Series 2018-AVM, Class A(1)(5)	5,325	5,906
BAMLL Commercial Mortgage Securities Trust 2018-PARK
4.09%, 08/10/2038, Series 2018-PARK, Class A(1)(5)	6,575	7,326
BAMLL Re-REMIC Trust 2016-RRLD11
5.88%, 06/17/2050, Series 2016-LD11, Class AJB(1)(5)	100	35
Banc of America Commercial Mortgage Trust 2007-5
5.82%, 02/10/2051, Series 2007-5, Class AJ(5)	5,738	5,820
Banc of America Funding 2015-R7 Trust
1.00% (12 Month U.S. Treasury Average + 0.92%), 09/26/2046, Series 2015-R7, Class 1A1(1)(2)	530	536
Banc of America Funding 2015-R8 Trust
0.92%, 11/26/2046, Series 2015-R8, Class 1A1(1)(5)	428	431
Banc of America Funding 2015-R9 Trust
0.31% (1 Month LIBOR USD + 0.21%, 0.21% Floor), 02/26/2037, Series 2015-R9, Class 2A1(1)(2)	7,518	7,360
BANK 2021-BNK35
2.46%, 06/15/2064, Series 2021-BN35, Class AS	6,770	6,773
BANK 2021-BNK38
2.52%, 12/15/2064, Series 2021-BN38, Class A5	8,480	8,710
Bayview MSR Opportunity Master Fund Trust 2021-INV4
2.50%, 10/25/2051, Series 2021-4, Class A20(1)(5)	5,924	5,860
BBCCRE Trust 2015-GTP
4.55%, 08/10/2033, Series 2015-GTP, Class C(1)(5)	2,715	2,821
BBSG 2016-MRP Mortgage Trust
3.28%, 06/05/2036, Series 2016-MRP, Class A(1)	2,045	2,067
BB-UBS Trust
2.89%, 06/05/2030, Series 2012-TFT, Class A(1)	1,139	1,140
BCAP LLC 2014-RR2
0.57% (1 Month LIBOR USD + 0.24%, 0.24% Floor), 10/26/2036, Series 2014-RR2, Class 6A8(1)(2)	13,938	13,775
Bear Stearns ALT-A Trust 2005-1
1.23% (1 Month LIBOR USD + 1.13%, 1.13% Floor, 11.50% Cap), 01/25/2035, Series 2005-1, Class M2(2)	6,026	6,466
Bear Stearns ARM Trust 2003-3
2.88%, 05/25/2033, Series 2003-3, Class 3A1(5)	399	403
Bear Stearns Commercial Mortgage Securities Trust 2006-TOP24
5.66%, 10/12/2041, Series 2006-T24, Class B(1)(5)	557	554
Bear Stearns Mortgage Funding Trust 2007-AR4
0.31% (1 Month LIBOR USD + 0.21%, 0.21% Floor, 10.50% Cap), 06/25/2037, Series 2007-AR4, Class 2A1(2)	10,519	10,387
Benchmark 2018-B1 Mortgage Trust
3.88%, 01/15/2051, Series 2018-B1, Class AM(5)	2,050	2,223
Benchmark 2021-B31 Mortgage Trust
2.67%, 12/15/2054, Series 2021-B31, Class A5	6,530	6,769
BFLD 2019-DPLO
1.65% (1 Month LIBOR USD + 1.54%, 1.54% Floor), 10/15/2034, Series 2019-DPLO, Class C(1)(2)	4,650	4,615
BFLD Trust 2020-OBRK
2.16% (1 Month LIBOR USD + 2.05%, 2.05% Floor), 11/15/2028, Series 2020-OBRK, Class A(1)(2)	13,350	13,360

BPR Trust 2021-NRD
2.22% (30-day Average Secured Overnight Financing Rate + 2.12%, 2.12% Floor), 12/15/2023, Series 2021-NRD, Class B(1)(2)		2,815	2,808
2.52% (30-day Average Secured Overnight Financing Rate + 2.42%, 2.42% Floor), 12/15/2023, Series 2021-NRD, Class C(1)(2)		2,880	2,873
3.82% (30-day Average Secured Overnight Financing Rate + 3.72%, 3.72% Floor), 12/15/2023, Series 2021-NRD, Class D(1)(2)		1,770	1,766
Braemar Hotels & Resorts Trust 2018-Prime
1.16% (1 Month LIBOR USD + 1.05%, 1.05% Floor), 06/15/2035, Series 2018-PRME, Class B(1)(2)		3,000	2,991
Brass NO 8 Plc
0.86% (3 Month LIBOR USD + 0.70%), 11/16/2066, Series 8A, Class A1(1)(2)		984	987
BX Commercial Mortgage Trust 2019-XL
1.03% (1 Month LIBOR USD + 0.92%, 0.92% Floor), 10/15/2036, Series 2019-XL, Class A(1)(2)		23,344	23,351
BX Trust 2018-GW
0.91% (1 Month LIBOR USD + 0.80%, 0.80% Floor), 05/15/2035, Series 2018-GW, Class A(1)(2)		2,485	2,480
BX Trust 2019-CALM
0.99% (1 Month LIBOR USD + 0.88%, 0.88% Floor), 11/15/2032, Series 2019-CALM, Class A(1)(2)		10,000	9,988
BXP Trust 2017-GM
3.38%, 06/13/2039, Series 2017-GM, Class A(1)		3,800	4,013
CAFL 2021-RTL1 Issuer LLC
2.24%, 03/28/2029, Series 2021-RTL1, Class A1(1)(4)		8,260	8,119
CALI Mortgage Trust 2019-101C
3.96%, 03/10/2039, Series 2019-101C, Class A(1)		5,010	5,552
Century Plaza Towers 2019-CPT
2.87%, 11/13/2039, Series 2019-CPT, Class A(1)		5,185	5,394
CHL Mortgage Pass-Through Trust Resecuritization 2008-3R
6.00%, 08/25/2037, Series 2008-3R, Class 1A1(1)		4,812	3,325
CHT 2017-COSMO Mortgage Trust
3.11% (1 Month LIBOR USD + 3.00%, 3.00% Floor), 11/15/2036, Series 2017-CSMO, Class E(1)(2)		11,151	11,144
CIM Trust
2.57%, 07/25/2059, Series 2021-NR2, Class A1(1)(4)		8,671	8,649
CIM Trust 2018-R5
3.75%, 07/25/2058, Series 2018-R5, Class A1(1)(5)		6,965	6,953
CIM Trust 2018-R6
1.18% (1 Month LIBOR USD + 1.08%, 1.08% Floor), 09/25/2058, Series 2018-R6, Class A1(1)(2)		9,453	9,399
CIM Trust 2019-R3
2.63%, 06/25/2058, Series 2019-R3, Class A(1)(5)		14,884	14,509
CIM Trust 2019-R4
3.00%, 10/25/2059, Series 2019-R4, Class A1(1)(5)		17,826	17,875
CIM Trust 2020-R1
2.85%, 10/27/2059, Series 2020-R1, Class A1(1)(5)		23,325	19,745
CIM Trust 2020-R6
2.25%, 12/25/2060, Series 2020-R6, Class A1A(1)(5)		14,308	14,043
CIM Trust 2020-R7
2.25%, 12/27/2061, Series 2020-R7, Class A1A(1)(5)		24,358	24,052
CIM Trust 2021-INV1
2.50%, 07/01/2051, Series 2021-INV1, Class A8(1)(5)		5,137	5,190
CIM Trust 2021-NR3
2.57%, 06/25/2057, Series 2021-NR3, Class A1(1)(4)		15,980	15,959
CIM Trust 2021-R1
2.40%, 08/25/2056, Series 2021-R1, Class A2(1)(5)		24,908	24,619
CIM Trust 2021-R2
2.50%, 01/25/2057, Series 2021-R2, Class A2(1)(5)		11,381	11,277
CIM Trust 2021-R3
1.95%, 06/25/2057, Series 2021-R3, Class A1A(1)(5)		37,521	37,355
CIM Trust 2021-R4
2.00%, 05/01/2061, Series 2021-R4, Class A1A(1)(5)		37,437	37,150
CIM Trust 2021-R5
2.00%, 08/25/2061, Series 2021-R5, Class A1A(1)(5)		28,086	27,679
Citigroup Commercial Mortgage Trust 2013-375P
3.52%, 05/10/2035, Series 2013-375P, Class D(1)(5)		3,120	3,125
3.52%, 05/10/2035, Series 2013-375P, Class C(1)(5)		4,350	4,383
Citigroup Commercial Mortgage Trust 2017-P7
3.92%, 04/14/2050, Series 2017-P7, Class AS		1,418	1,517
Citigroup Mortgage Loan Trust 2019-RP1
3.50%, 01/25/2066, Series 2019-RP1, Class A1(1)(5)		2,137	2,201
Citigroup Mortgage Loan Trust, Inc.
2.50%, 08/25/2050, Series 2020-EXP2, Class A4(1)(5)		1,530	1,530
Clavis Securities Plc
0.27% (3 Month LIBOR GBP + 0.17%), 12/15/2032, Series 2007-1, Class A3A(2)	GBP	799	1,054
Cold Storage Trust 2020-ICE5
1.76% (1 Month LIBOR USD + 1.65%, 1.43% Floor), 11/15/2037, Series 2020-ICE5, Class C(1)(2)(17)		$3,534	3,523
COLT 2020-3 Mortgage Loan Trust
1.51%, 04/27/2065, Series 2020-3, Class A1(1)(5)		915	915
COLT 2021-5 Mortgage Loan Trust
1.73%, 11/26/2066, Series 2021-5, Class A1(1)(5)		19,624	19,568
COMM 2012-CCRE3 Mortgage Trust
3.42%, 10/15/2045, Series 2012-CR3, Class AM(1)		4,535	4,534
Comm 2013-CCRE13 Mortgage Trust
4.88%, 11/10/2046, Series 2013-CR13, Class C(5)		7,470	7,771
COMM 2015-CCRE24 Mortgage Trust
3.70%, 08/10/2048, Series 2015-CR24, Class A5		1,990	2,116

COMM 2015-DC1 Mortgage Trust
3.72%, 02/10/2048, Series 2015-DC1, Class AM		2,495	2,605
COMM 2017-COR2 Mortgage Trust
3.51%, 09/10/2050, Series 2017-COR2, Class A3		3,110	3,351
COMM 2017-PANW Mortgage Trust
3.41%, 10/10/2029, Series 2017-PANW, Class B(1)(5)		1,285	1,307
COMM 2020-CBM Mortgage Trust
3.40%, 02/10/2037, Series 2020-CBM, Class C(1)		5,150	5,122
Commercial Mortgage Pass Through Certificates
3.40%, 10/05/2030, Series 2012-LTRT, Class A2(1)		770	765
Credit Suisse Mortgage Capital Certificates
2.44%, 02/25/2061, Series 2021-RPL9, Class A1(1)(5)		17,077	17,088
CRSNT Trust 2021-MOON
1.31% (1 Month LIBOR USD + 1.20%, 1.20% Floor), 04/15/2036, Series 2021-MOON, Class B(1)(2)		20,000	19,967
1.66% (1 Month LIBOR USD + 1.55%, 1.55% Floor), 04/15/2036, Series 2021-MOON, Class C(1)(2)		12,000	11,980
Csail 2015-C2 Commercial Mortgage Trust
3.85%, 06/15/2057, Series 2015-C2, Class AS(5)		5,670	5,903
CSAIL 2016-C6 Commercial Mortgage Trust
3.09%, 01/15/2049, Series 2016-C6, Class A5		840	878
CSAIL 2019-C17 Commercial Mortgage Trust
2.76%, 09/15/2052, Series 2019-C17, Class A4		6,050	6,280
3.28%, 09/15/2052, Series 2019-C17, Class AS		2,625	2,774
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27
5.75%, 11/25/2033, Series 2003-27, Class 4A4		74	78
CSMC 2014-USA OA LLC
4.18%, 09/15/2037, Series 2014-USA, Class B(1)		5,255	5,153
4.34%, 09/15/2037, Series 2014-USA, Class C(1)		400	387
4.37%, 09/15/2037, Series 2014-USA, Class D(1)		6,175	5,770
CSMC 2020-NET
2.26%, 08/15/2037, Series 2020-NET, Class A(1)		2,800	2,822
3.53%, 08/15/2037, Series 2020-NET, Class C(1)		4,405	4,509
CSMC 2020-RPL3 Trust
2.69%, 03/25/2060, Series 2020-RPL3, Class A1(1)(5)		9,791	9,823
CSMC 2020-RPL5 Trust
3.02%, 08/25/2060, Series 2020-RPL5, Class A1(1)(5)		3,006	3,023
CSMC 2021-NQM8
1.84%, 10/25/2066, Series 2021-NQM8, Class A1(1)(5)		14,901	14,888
CSMC 2021-RPL11 Trust
3.78%, 10/25/2061, Series 2021-RP11, Class PT(1)		30,730	32,508
CSMC 2021-RPL3 Trust
3.75%, 01/25/2060, Series 2021-RPL3, Class M2(1)		995	1,066
CSMC 2021-RPL4 Trust
1.80%, 12/27/2060, Series 2021-RPL4, Class A1(1)(5)		10,928	10,926
CSMC Trust 2013-5R
0.57% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 02/27/2036, Series 2013-5R, Class 1A6(1)(2)		1,711	1,669
CSMCM 2021-RPL11 Trust
3.78%, 10/27/2061, Series 2021-RP11, Class CERT(1)		1,310	1,386
DBCG 2017-BBG Mortgage Trust
0.81% (1 Month LIBOR USD + 0.70%, 0.70% Floor), 06/15/2034, Series 2017-BBG, Class A(1)(2)		2,645	2,637
DBUBS 2017-BRBK Mortgage Trust
3.53%, 10/10/2034, Series 2017-BRBK, Class D(1)(5)		2,540	2,567
DC Office Trust 2019-MTC
2.97%, 09/15/2045, Series 2019-MTC, Class A(1)		5,545	5,779
Deephaven Residential Mortgage Trust 2021-2
1.21%, 04/25/2066, Series 2021-2, Class A2(1)(5)		3,085	3,032
Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust Series 2005-2
0.50% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 04/25/2035, Series 2005-2, Class 1A1(2)		3,496	3,189
Eleven Madison Trust 2015-11MD Mortgage Trust
3.55%, 09/10/2035, Series 2015-11MD, Class A(1)(5)		3,110	3,251
Ellington Financial Mortgage Trust 2019-2
2.74%, 11/25/2059, Series 2019-2, Class A1(1)(5)		2,164	2,177
3.05%, 11/25/2059, Series 2019-2, Class A3(1)(5)		1,328	1,334
Ellington Financial Mortgage Trust 2020-2
1.18%, 10/25/2065, Series 2020-2, Class A1(1)(5)		5,484	5,482
Ellington Financial Mortgage Trust 2021-2
1.09%, 06/25/2066, Series 2021-2, Class A2(1)(5)		5,469	5,361
Ellington Financial Mortgage Trust 2021-3
1.24%, 09/25/2066, Series 2021-3, Class A1(1)(5)		5,376	5,280
EOS European Loan Conduit No 35 DAC
1.00% (3 Month EURIBOR + 1.00%, 1.00% Floor, 6.00% Cap), 04/23/2029, Series 35A, Class A(1)(2)	EUR	641	731
Eurosail-UK 2007-5np Plc
0.86% (3 Month LIBOR GBP + 0.77%), 09/13/2045, Series 2007-5X, Class A1A(2)	GBP	8,470	10,994
Eurosail-UK 2007-6nc Plc
0.79% (3 Month LIBOR GBP + 0.70%, 0.70% Floor), 09/13/2045, Series 2007-6NCX, Class A3A(2)		200	267
Extended Stay America Trust 2021-ESH
1.19% (1 Month LIBOR USD + 1.08%, 1.08% Floor), 07/15/2038, Series 2021-ESH, Class A(1)(2)		$74,214	74,312
1.81% (1 Month LIBOR USD + 1.70%, 1.70% Floor), 07/15/2038, Series 2021-ESH, Class C(1)(2)		2,835	2,835
2.36% (1 Month LIBOR USD + 2.25%, 2.25% Floor), 07/15/2038, Series 2021-ESH, Class D(1)(2)		1,850	1,850
Fannie Mae
1.50%, 01/01/2037(11)		57,110	57,263
1.50%, 02/01/2037(11)		74,675	74,744
1.50%, 01/01/2052(11)		60,095	58,032

2.00%, 01/01/2037(11)	83,753	85,757
2.00%, 02/01/2037(11)	131,050	133,960
2.00%, 01/01/2052(11)	67,692	67,483
2.00%, 02/01/2052(11)	1,474,674	1,466,847
2.50%, 01/25/2037(11)	47,336	48,927
2.50%, 01/01/2052(11)	382,207	389,943
2.50%, 02/01/2052(11)	1,053,317	1,071,961
3.00%, 01/01/2037(11)	122	128
3.00%, 01/01/2052(11)	4,330	4,486
3.00%, 02/01/2052(11)	83,475	86,350
3.00%, 03/01/2052(11)	99,000	102,332
3.50%, 01/01/2037(11)	50	53
3.50%, 01/01/2052(11)	26,040	27,413
3.50%, 02/01/2052(11)	600	631
3.50%, 03/01/2052(11)	36,000	37,791
4.00%, 01/01/2052(11)	106,115	112,872
4.00%, 02/01/2052(11)	90,410	96,113
4.50%, 01/01/2052(11)	13,123	14,058
Fannie Mae Pool
2.00%, 10/01/2040	6,978	7,081
2.00%, 11/01/2040	21,248	21,458
2.00%, 05/01/2041	7,229	7,346
2.00%, 06/01/2041	28,529	28,988
2.46%, 04/01/2040	8,775	9,151
2.50%, 11/01/2031	1,140	1,186
2.50%, 01/01/2032	1,007	1,048
2.50%, 02/01/2035	2,963	3,075
2.50%, 02/01/2051	5,164	5,303
2.50%, 02/01/2051	24,134	24,693
2.50%, 02/01/2051	33,534	34,436
3.00%, 02/01/2030	4,734	4,948
3.00%, 03/01/2030	5,068	5,299
3.00%, 09/01/2030	1,420	1,496
3.00%, 04/01/2031	6,126	6,444
3.00%, 06/01/2032	730	767
3.00%, 09/01/2032	1,423	1,491
3.00%, 10/01/2032	5,310	5,580
3.00%, 12/01/2032	1,451	1,530
3.00%, 12/01/2032	3,189	3,343
3.00%, 10/01/2033	1,270	1,342
3.00%, 11/01/2033	4,173	4,423
3.00%, 02/01/2034	2,363	2,475
3.00%, 12/01/2034	3,397	3,607
3.00%, 01/01/2035	1,179	1,252
3.00%, 01/01/2035	2,233	2,357
3.00%, 02/01/2035	1,993	2,109
3.00%, 02/01/2035	3,306	3,462
3.00%, 11/01/2035	5,044	5,301
3.00%, 11/01/2036	967	1,023
3.00%, 11/01/2036	1,254	1,329
3.00%, 12/01/2036	1,276	1,349
3.00%, 03/01/2038	1,078	1,123
3.00%, 01/01/2043	1,417	1,495
3.00%, 02/01/2043	2,233	2,356
3.00%, 04/01/2043	1,638	1,729
3.00%, 06/01/2043	1,722	1,817
3.00%, 08/01/2043	5,067	5,346
3.00%, 09/01/2043	830	882
3.00%, 07/01/2045	3,344	3,543
3.00%, 05/01/2046	4,281	4,482
3.00%, 07/01/2046	1,024	1,073
3.00%, 09/01/2046	3,348	3,531
3.00%, 10/01/2046	1,202	1,269
3.00%, 11/01/2046	254	265
3.00%, 11/01/2046	916	965
3.00%, 11/01/2046	1,156	1,219
3.00%, 11/01/2046	1,169	1,229
3.00%, 11/01/2046	1,286	1,356
3.00%, 11/01/2046	2,888	3,036
3.00%, 01/01/2047	1,310	1,372
3.00%, 01/01/2047	9,030	9,473
3.00%, 04/01/2047	1,159	1,217
3.00%, 04/01/2047	1,491	1,558
3.00%, 06/01/2047	1,622	1,721
3.00%, 08/01/2047	7,299	7,714
3.00%, 11/01/2047	2,801	2,943
3.00%, 04/01/2048	13,351	14,053
3.00%, 09/01/2048	959	1,007
3.00%, 02/01/2049	1,397	1,463
3.00%, 08/01/2049	1,320	1,397
3.00%, 08/01/2049	29,185	30,244

3.00%, 09/01/2049	17,815	18,762
3.00%, 09/01/2049	22,738	23,862
3.00%, 10/01/2049	36,348	38,038
3.00%, 11/01/2049	26,317	27,615
3.00%, 03/01/2050	1,448	1,501
3.00%, 03/01/2050	9,617	10,032
3.00%, 07/01/2050	2,479	2,591
3.00%, 07/01/2050	30,819	32,336
3.00%, 08/01/2050	1,312	1,370
3.00%, 08/01/2050	2,537	2,655
3.00%, 10/01/2050	4,778	4,999
3.00%, 04/01/2051	10,615	11,140
3.50%, 11/01/2032	991	1,051
3.50%, 09/01/2033	3,639	3,837
3.50%, 12/01/2033	3,156	3,327
3.50%, 07/01/2034	3,061	3,235
3.50%, 01/01/2038	2,502	2,667
3.50%, 09/01/2042	90	97
3.50%, 12/01/2042	611	657
3.50%, 12/01/2042	853	917
3.50%, 06/01/2043	844	908
3.50%, 06/01/2043	1,186	1,275
3.50%, 08/01/2043	61	65
3.50%, 01/01/2044	2,850	3,063
3.50%, 06/01/2045	895	955
3.50%, 06/01/2045	1,152	1,237
3.50%, 07/01/2045	1,262	1,350
3.50%, 09/01/2045	2,015	2,166
3.50%, 11/01/2045	2,472	2,643
3.50%, 02/01/2046	4,759	5,079
3.50%, 06/01/2046	1,467	1,577
3.50%, 06/01/2046	1,818	1,949
3.50%, 06/01/2046	2,035	2,178
3.50%, 09/01/2046	2,187	2,332
3.50%, 12/01/2046	806	858
3.50%, 01/01/2047	2,459	2,636
3.50%, 01/01/2047	7,726	8,228
3.50%, 02/01/2047	508	541
3.50%, 07/01/2047	3,554	3,776
3.50%, 08/01/2047	7,368	7,896
3.50%, 11/01/2047	3,652	3,873
3.50%, 12/01/2047	1,653	1,744
3.50%, 12/01/2047	1,991	2,110
3.50%, 12/01/2047	2,126	2,279
3.50%, 12/01/2047	2,420	2,592
3.50%, 01/01/2048	2,205	2,373
3.50%, 01/01/2048	4,353	4,670
3.50%, 01/01/2048	5,941	6,291
3.50%, 02/01/2048	938	1,002
3.50%, 02/01/2048	5,830	6,169
3.50%, 12/01/2048	12,419	13,217
3.50%, 06/01/2049	6,783	7,313
3.50%, 09/01/2049	2,694	2,879
3.50%, 07/01/2050	5,630	5,953
3.50%, 07/01/2051	3,543	3,768
4.00%, 02/01/2039	116	124
4.00%, 11/01/2040	1,395	1,517
4.00%, 01/01/2042	1,378	1,513
4.00%, 03/01/2042	1,672	1,837
4.00%, 06/01/2042	6,021	6,552
4.00%, 08/01/2042	1,369	1,496
4.00%, 12/01/2043	1,334	1,458
4.00%, 06/01/2045	2,910	3,131
4.00%, 10/01/2045	1,312	1,427
4.00%, 12/01/2045	2,198	2,380
4.00%, 03/01/2046	6,494	7,079
4.00%, 09/01/2046	753	810
4.00%, 12/01/2046	2,416	2,603
4.00%, 02/01/2047	1,066	1,161
4.00%, 02/01/2047	1,934	2,093
4.00%, 03/01/2047	829	892
4.00%, 04/01/2047	250	267
4.00%, 04/01/2047	855	918
4.00%, 05/01/2047	15	16
4.00%, 05/01/2047	921	988
4.00%, 06/01/2047	992	1,062
4.00%, 07/01/2047	829	887
4.00%, 08/01/2047	27	28
4.00%, 08/01/2047	933	1,000
4.00%, 08/01/2047	1,377	1,485
4.00%, 08/01/2047	7,795	8,345

4.00%, 10/01/2047		4,195	4,492
4.00%, 01/01/2048		62	66
4.00%, 03/01/2048		165	176
4.00%, 04/01/2048		72	77
4.00%, 06/01/2048		4,572	4,876
4.00%, 07/01/2048		205	218
4.00%, 07/01/2048		4,107	4,365
4.00%, 08/01/2048		13	14
4.00%, 08/01/2048		59	63
4.00%, 08/01/2048		264	282
4.00%, 09/01/2048		22	24
4.00%, 09/01/2048		113	120
4.00%, 09/01/2048		185	197
4.00%, 09/01/2048		13,059	14,271
4.00%, 11/01/2048		34	36
4.00%, 11/01/2048		271	288
4.00%, 12/01/2048		100	107
4.00%, 12/01/2048		200	213
4.00%, 12/01/2048		812	863
4.00%, 01/01/2049		3,889	4,237
4.00%, 02/01/2049		3,178	3,398
4.00%, 03/01/2049		459	488
4.00%, 03/01/2049		14,603	15,514
4.00%, 06/01/2049		21,779	23,160
4.00%, 08/01/2049		152	162
4.00%, 10/01/2049		117	125
4.00%, 11/01/2049		488	519
4.00%, 11/01/2049		930	989
4.00%, 12/01/2049		354	377
4.00%, 12/01/2049		692	736
4.00%, 02/01/2050		6,531	7,022
4.00%, 05/01/2050		922	980
4.00%, 11/01/2050		80	85
4.00%, 01/01/2051		311	332
4.50%, 11/01/2035		175	193
4.50%, 11/01/2040		1,124	1,233
4.50%, 05/01/2041		1,866	2,063
4.50%, 05/01/2041		3,043	3,355
4.50%, 06/01/2045		205	226
4.50%, 02/01/2046		1,197	1,304
4.50%, 03/01/2046		934	1,029
4.50%, 09/01/2046		1,370	1,514
4.50%, 02/01/2047		4,300	4,732
4.50%, 05/01/2047		2,525	2,771
4.50%, 11/01/2047		1,742	1,916
4.50%, 04/01/2048		1,139	1,218
4.50%, 05/01/2048		2,695	2,892
4.50%, 05/01/2048		6,677	7,170
4.50%, 08/01/2048		602	644
4.50%, 08/01/2048		4,762	5,113
4.50%, 09/01/2048		1,559	1,671
4.50%, 11/01/2048		878	940
4.50%, 12/01/2048		2,053	2,202
4.50%, 05/01/2049		3,169	3,430
4.50%, 09/01/2049		6,499	7,068
4.50%, 01/01/2050		4,522	4,837
5.00%, 11/01/2044		1,866	2,106
5.50%, 05/01/2034		1,025	1,149
5.50%, 12/01/2039		183	209
5.50%, 03/01/2040		1,133	1,283
5.50%, 06/01/2041		170	192
5.50%, 02/01/2042		710	806
5.50%, 10/01/2043		335	379
5.50%, 05/01/2044		4,129	4,696
6.00%, 07/01/2041		3,743	4,335
Fannie Mae REMICS
0.60% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 01/25/2050, Series 2019-79, Class FA(2)		2,512	2,533
3.00%, 09/25/2049, Series 2019-52, Class PA		572	587
3.50%, 03/25/2042, Series 2012-20, Class ZT		3,003	3,107
3.50%, 01/25/2047, Series 2018-55, Class PA		4,864	4,985
3.50%, 06/25/2047, Series 2018-38, Class PA		5,166	5,307
4.00%, 05/25/2047, Series 2018-86, Class JA		2,023	2,087
Finsbury Square 2018-2 Plc
1.04% (3 Month LIBOR GBP + 0.95%), 09/12/2068, Series 2018-2, Class A(2)	GBP	895	1,213
Finsbury Square 2019-1 Plc
1.07% (3 Month LIBOR GBP + 0.97%), 06/16/2069, Series 2019-1, Class A(2)		2,017	2,733
Flagstar Mortgage Trust 2017-2
4.08%, 10/25/2047, Series 2017-2, Class B1(1)(5)		$1,242	1,260
Flagstar Mortgage Trust 2020-1NV
0.95% (1 Month LIBOR USD + 0.85%), 03/25/2050, Series 2020-1INV, Class A11(1)(2)		1,018	1,016

Flagstar Mortgage Trust 2021-5INV
2.50%, 07/25/2051, Series 2021-5INV, Class A16(1)(5)	4,309	4,292
2.50%, 07/25/2051, Series 2021-5INV, Class A2(1)(5)	6,232	6,263
Fontainebleau Miami Beach Trust 2019-FBLU
3.75%, 12/10/2036, Series 2019-FBLU, Class C(1)	7,500	7,653
Freddie Mac Gold Pool
2.50%, 02/01/2032	5,265	5,496
3.00%, 03/01/2031	361	380
3.00%, 12/01/2032	1,177	1,233
3.00%, 06/01/2033	491	516
3.00%, 02/01/2038	1,544	1,613
3.00%, 04/01/2046	74	77
3.00%, 06/01/2046	2,717	2,856
3.00%, 08/01/2046	3,324	3,492
3.00%, 09/01/2046	10,144	10,653
3.00%, 10/01/2046	3,256	3,427
3.00%, 11/01/2046	3,617	3,807
3.00%, 12/01/2046	2,427	2,551
3.00%, 01/01/2047	4,451	4,665
3.00%, 02/01/2047	4,439	4,686
3.00%, 03/01/2047	2,615	2,740
3.00%, 04/01/2047	1,599	1,673
3.50%, 05/01/2033	252	267
3.50%, 08/01/2033	2,111	2,230
3.50%, 08/01/2033	5,984	6,324
3.50%, 11/01/2033	3,739	3,936
3.50%, 07/01/2043	210	225
3.50%, 10/01/2045	6,094	6,565
3.50%, 06/01/2046	2,492	2,642
3.50%, 08/01/2046	3,966	4,252
3.50%, 08/01/2046	10,953	11,797
3.50%, 11/01/2046	954	1,020
3.50%, 02/01/2047	455	485
3.50%, 04/01/2047	1,795	1,909
3.50%, 04/01/2047	8,571	9,224
3.50%, 09/01/2047	6,259	6,637
3.50%, 10/01/2047	1,339	1,422
3.50%, 11/01/2047	916	971
3.50%, 11/01/2047	1,469	1,556
3.50%, 12/01/2047	19,888	21,403
3.50%, 01/01/2048	1,109	1,176
3.50%, 01/01/2048	13,726	14,858
3.50%, 02/01/2048	996	1,053
3.50%, 03/01/2048	16,508	17,661
3.50%, 03/01/2048	17,352	18,534
3.50%, 03/01/2048	20,913	22,506
4.00%, 01/01/2045	1,039	1,141
4.00%, 12/01/2045	2,146	2,362
4.00%, 03/01/2048	5,029	5,502
4.00%, 07/01/2048	5,519	6,023
4.00%, 11/01/2048	21,433	23,391
4.50%, 05/01/2044	207	228
4.50%, 06/01/2045	477	535
4.50%, 02/01/2046	503	563
4.50%, 05/01/2046	531	595
4.50%, 06/01/2046	549	610
4.50%, 02/01/2047	440	493
4.50%, 12/01/2047	1,603	1,730
4.50%, 10/01/2048	3,748	4,027
5.00%, 07/01/2048	800	876
5.00%, 08/01/2048	398	436
5.00%, 09/01/2048	262	287
5.00%, 10/01/2048	1,117	1,222
5.00%, 11/01/2048	1,766	1,931
5.50%, 08/01/2041	4,036	4,604
8.00%, 04/01/2032	138	163
Freddie Mac Multifamily Structured Pass Through Certificates
0.73%, 01/25/2031, Series KLU1, Class X1(5)	288,353	7,717
0.91%, 04/25/2034, Series K-1512, Class X1(5)	18,912	1,594
2.89%, 10/25/2046, Series Q010, Class APT3(5)	268	268
2.94%, 12/25/2047, Series Q010, Class APT2(5)	263	267
3.75%, 04/25/2033, Series K155, Class A3	5,505	6,381
Freddie Mac Pool
2.00%, 09/01/2040	11,235	11,385
2.00%, 10/01/2040	8,704	8,834
2.00%, 04/01/2051	88,634	88,440
2.00%, 10/01/2051	8,909	8,889
3.00%, 05/01/2031	4,757	4,987
3.00%, 11/01/2034	1,206	1,283
3.00%, 09/01/2046	8,472	8,910
3.00%, 05/01/2047	3,381	3,562
3.00%, 09/01/2049	1,511	1,600

3.00%, 11/01/2049	10,489	11,037
3.00%, 01/01/2050	8,094	8,471
3.00%, 01/01/2050	32,026	33,676
3.00%, 02/01/2050	4,341	4,408
3.00%, 02/01/2050	8,918	9,395
3.00%, 04/01/2050	6,347	6,646
3.00%, 07/01/2050	27,605	29,040
3.00%, 08/01/2050	5,517	5,801
3.00%, 12/01/2050	9,497	10,012
3.50%, 06/01/2033	4,661	4,928
3.50%, 06/01/2046	379	405
3.50%, 11/01/2047	16,594	17,839
3.50%, 12/01/2047	206	218
3.50%, 03/01/2048	4,441	4,749
3.50%, 08/01/2049	2,920	3,111
3.50%, 01/01/2050	553	591
3.50%, 11/01/2050	2,766	2,962
4.00%, 08/01/2038	446	479
4.00%, 05/01/2047	249	267
4.00%, 04/01/2048	260	277
4.00%, 07/01/2048	14	15
4.00%, 07/01/2048	308	328
4.00%, 07/01/2048	678	723
4.00%, 11/01/2048	407	433
4.00%, 12/01/2048	372	396
4.00%, 12/01/2049	2,006	2,164
4.00%, 01/01/2050	2,916	3,098
4.00%, 02/01/2050	1,733	1,857
4.00%, 03/01/2050	101	108
4.00%, 03/01/2050	266	284
4.00%, 05/01/2050	92	98
4.00%, 05/01/2050	132	140
4.00%, 06/01/2050	129	137
4.00%, 06/01/2050	748	795
4.00%, 05/01/2051	322	342
4.00%, 09/01/2051	116	123
5.00%, 12/01/2041	801	879
5.00%, 03/01/2042	214	247
Freddie Mac REMICS
3.00%, 01/15/2049, Series 4896, Class DA	1,180	1,229
3.00%, 04/15/2049, Series 4879, Class BC	3,548	3,624
Freddie Mac STACR REMIC Trust 2020-DNA6
0.95% (30-day Average Secured Overnight Financing Rate + 0.90%), 12/25/2050, Series 2020-DNA6, Class M1(1)(2)	673	673
Freddie Mac STACR REMIC Trust 2021-DNA1
0.70% (30-day Average Secured Overnight Financing Rate + 0.65%), 01/25/2051, Series 2021-DNA1, Class M1(1)(2)	968	968
Freddie Mac STACR REMIC Trust 2021-DNA5
1.70% (30-day Average Secured Overnight Financing Rate + 1.65%), 01/25/2034, Series 2021-DNA5, Class M2(1)(2)	3,715	3,731
Freddie Mac STACR REMIC Trust 2021-HQA1
0.75% (30-day Average Secured Overnight Financing Rate + 0.70%), 08/25/2033, Series 2021-HQA1, Class M1(1)(2)	6,537	6,533
Freddie Mac STACR REMIC Trust 2021-HQA3
0.90% (30-day Average Secured Overnight Financing Rate + 0.85%), 09/25/2041, Series 2021-HQA3, Class M1(1)(2)	9,135	9,131
Freddie Mac STACR Trust 2018-DNA2
1.05% (1 Month LIBOR USD + 0.95%), 12/25/2030, Series 2018-DNA2, Class M2AS(1)(2)	6,800	6,807
Freddie Mac Strips
3.00%, 09/15/2044, Series 337, Class 300	51,799	53,546
Freddie Mac Structured Agency Credit Risk Debt Notes
0.85% (30-day Average Secured Overnight Financing Rate + 0.80%), 08/25/2033, Series 2021-DNA2, Class M1(1)(2)	5,053	5,050
Freddie Mac Whole Loan Securities Trust
3.66%, 12/25/2046, Series 2017-SC01, Class M1(1)(5)	1,880	1,896
FREMF 2018-K731 Mortgage Trust
3.93%, 02/25/2025, Series 2018-K731, Class B(1)(5)	4,525	4,780
FREMF 2019-K736 Mortgage Trust
3.76%, 07/25/2026, Series 2019-K736, Class B(1)(5)	5,440	5,756
FREMF 2019-K94 Mortgage Trust
3.97%, 07/25/2052, Series 2019-K94, Class B(1)(5)	2,800	3,038
FREMF 2019-K98 Mortgage Trust
3.74%, 10/25/2052, Series 2019-K98, Class B(1)(5)	2,895	3,122
Galton Funding Mortgage Trust 2018-2
4.00%, 10/25/2058, Series 2018-2, Class A22(1)(5)	944	952
Galton Funding Mortgage Trust 2019-1
4.00%, 02/25/2059, Series 2019-1, Class A22(1)(5)	810	814
Galton Funding Mortgage Trust 2019-H1
2.96%, 10/25/2059, Series 2019-H1, Class A3(1)(5)	4,333	4,352
Galton Funding Mortgage Trust 2020-H1
2.31%, 01/25/2060, Series 2020-H1, Class A1(1)(5)	1,318	1,331
GCAT 2019-RPL1 Trust
2.65%, 10/25/2068, Series 2019-RPL1, Class A1(1)(5)	2,645	2,683

GCT Commercial Mortgage Trust 2021-GCT
1.81% (1 Month LIBOR USD + 1.70%, 1.70% Floor), 02/15/2038, Series 2021-GCT, Class C(1)(2)	3,000	2,999
Ginnie Mae
2.00%, 01/01/2052(11)	102,544	103,470
2.00%, 02/01/2052(11)	79,450	80,021
2.50%, 01/01/2052(11)	149,860	153,466
2.50%, 02/01/2052(11)	65,725	67,160
3.00%, 07/20/2049, Series 2019-90, Class HE	269	276
3.00%, 09/20/2049, Series 2019-119, Class JE	2,041	2,084
3.00%, 01/01/2052(11)	84,143	87,059
3.50%, 08/20/2048, Series 2018-115, Class DE	3,108	3,283
3.50%, 09/20/2048, Series 2018-124, Class NW	2,316	2,456
3.50%, 12/20/2048, Series 2019-44, Class CA	137	140
3.50%, 02/01/2052(11)	600	624
3.50%, 12/01/2052(11)	1,659	1,727
4.00%, 01/01/2052(11)	8,391	8,836
4.00%, 03/01/2052(11)	600	632
4.50%, 01/01/2052(11)	1,932	2,041
Ginnie Mae I Pool
4.50%, 05/15/2041	320	358
5.00%, 09/15/2041	119	138
5.00%, 07/15/2044	88	100
7.50%, 08/15/2033	130	146
Ginnie Mae II Pool
2.50%, 10/20/2051	44,566	45,695
3.00%, 02/20/2043	1,437	1,530
3.00%, 06/20/2045	16,443	17,266
3.00%, 10/20/2045	3,212	3,353
3.00%, 05/20/2046	5,211	5,438
3.00%, 07/20/2046	6,431	6,712
3.00%, 10/20/2046	1,000	1,043
3.00%, 12/20/2046	2,435	2,542
3.00%, 03/20/2047	649	677
3.00%, 09/20/2047	6,559	6,842
3.00%, 11/20/2047	2,288	2,388
3.00%, 01/20/2048	2,909	3,030
3.00%, 10/20/2049	6,268	6,374
3.00%, 03/20/2050	3,233	3,294
3.00%, 04/20/2050	170	172
3.00%, 04/20/2051	15,590	16,141
3.00%, 07/20/2051	27,884	28,886
3.50%, 06/20/2043	985	1,055
3.50%, 07/20/2043	994	1,065
3.50%, 01/20/2045	1,288	1,372
3.50%, 12/20/2045	1,211	1,281
3.50%, 01/20/2046	841	890
3.50%, 03/20/2046	9,240	9,777
3.50%, 04/20/2046	3,086	3,261
3.50%, 05/20/2046	1,421	1,496
3.50%, 06/20/2046	2,025	2,133
3.50%, 12/20/2046	2,094	2,205
3.50%, 01/20/2047	2,567	2,701
3.50%, 04/20/2047	3,443	3,617
3.50%, 05/20/2047	152	159
3.50%, 06/20/2047	9,216	9,682
3.50%, 07/20/2047	2,664	2,799
3.50%, 08/20/2047	2,364	2,483
3.50%, 09/20/2047	6,090	6,415
3.50%, 10/20/2047	481	507
3.50%, 11/20/2047	8,262	8,688
3.50%, 12/20/2047	5,490	5,765
3.50%, 01/20/2048	3,842	4,039
3.50%, 02/20/2048	1,789	1,910
3.50%, 02/20/2048	4,935	5,296
3.50%, 02/20/2048	8,469	8,891
3.50%, 04/20/2048	13,968	14,971
3.50%, 05/20/2048	4,250	4,458
3.50%, 06/20/2049	373	380
3.50%, 07/20/2049	1,995	2,029
3.50%, 03/20/2050	948	1,019
3.50%, 02/20/2051	13,133	13,681
3.50%, 08/20/2051	11,598	12,110
4.00%, 09/20/2045	907	981
4.00%, 03/20/2047	702	748
4.00%, 04/20/2047	1,504	1,604
4.00%, 05/20/2047	1,163	1,240
4.00%, 06/20/2047	1,296	1,380
4.00%, 09/20/2047	1,859	1,976
4.00%, 11/20/2047	1,318	1,404
4.00%, 12/20/2047	1,246	1,328
4.00%, 01/20/2048	1,710	1,822

4.00%, 06/20/2048		6,691	7,073
4.00%, 08/20/2048		2,488	2,630
4.00%, 09/20/2048		1,413	1,496
4.00%, 10/20/2048		548	580
4.00%, 10/20/2050		11,750	12,387
4.50%, 07/20/2045		1,963	2,159
4.50%, 09/20/2046		2,349	2,601
4.50%, 01/20/2047		1,574	1,720
4.50%, 05/20/2047		2,826	3,042
4.50%, 06/20/2047		3,840	4,124
4.50%, 08/20/2047		1,128	1,211
4.50%, 09/20/2047		1,112	1,197
4.50%, 08/20/2048		4,823	5,107
4.50%, 09/20/2048		531	564
5.00%, 12/20/2044		174	194
5.00%, 06/20/2047		2,082	2,258
5.00%, 09/20/2047		1,177	1,272
5.00%, 12/20/2047		810	880
5.00%, 01/20/2048		1,016	1,105
5.00%, 02/20/2048		822	894
5.00%, 08/20/2048		1,887	2,024
5.00%, 10/20/2048		1,626	1,739
5.50%, 05/20/2048		1,531	1,662
5.50%, 11/20/2048		882	955
5.50%, 03/20/2049		1,216	1,321
Gosforth Funding 2018-1 Plc
0.63% (3 Month LIBOR USD + 0.45%), 08/25/2060, Series 2018-1A, Class A1(1)(2)		428	429
Great Wolf Trust 2019-WOLF
1.14% (1 Month LIBOR USD + 1.03%, 1.03% Floor), 12/15/2036, Series 2019-WOLF, Class A(1)(2)		13,655	13,638
Grifonas Finance No 1 Plc
0.00% (6 Month EURIBOR + 0.28%), 08/28/2039, Series 1, Class A(2)(3)	EUR	3,763	4,224
GS Mortgage Securities Corp. Trust 2013-PEMB
3.55%, 03/05/2033, Series 2013-PEMB, Class A(1)(5)		$3,430	3,498
3.55%, 03/05/2033, Series 2013-PEMB, Class D(1)(5)		5,150	4,395
GS Mortgage Securities Corp. Trust 2017-SLP
3.92%, 10/10/2032, Series 2017-SLP, Class C(1)		8,029	8,110
GS Mortgage Securities Corp. Trust 2019-BOCA
2.25% (1 Month LIBOR USD + 2.14%, 2.14% Floor), 06/15/2038, Series 2019-BOCA, Class E(1)(2)		21,386	21,267
GS Mortgage Securities Corp. Trust 2021-DM
0.99% (1 Month LIBOR USD + 0.89%, 0.89% Floor), 11/15/2036, Series 2021-DM, Class A(1)(2)		9,830	9,800
GS Mortgage Securities Corp. Trust 2021-STAR
1.05% (1 Month LIBOR USD + 0.95%, 0.95% Floor), 12/15/2036, Series 2021-STAR, Class A(1)(2)		5,100	5,100
GS Mortgage Securities Trust 2011-GC5
5.16%, 08/10/2044, Series 2011-GC5, Class D(1)(5)		266	128
GS Mortgage Securities Trust 2013-GC16
5.16%, 11/10/2046, Series 2013-GC16, Class B(5)		7,561	7,860
GS Mortgage Securities Trust 2014-GC18
3.80%, 01/10/2047, Series 2014-GC18, Class A3		16,862	17,272
4.38%, 01/10/2047, Series 2014-GC18, Class AS		2,355	2,428
4.89%, 01/10/2047, Series 2014-GC18, Class B(5)		9,523	9,444
GS Mortgage-Backed Securities Corp. Trust 2019-PJ1
4.00%, 08/25/2049, Series 2019-PJ1, Class A8(1)(5)		776	780
GS Mortgage-Backed Securities Trust 2020-INV1
2.96%, 10/25/2050, Series 2020-INV1, Class A14(1)(5)		4,911	4,964
GS Mortgage-Backed Securities Trust 2021-GR1
2.50%, 11/25/2051, Series 2021-GR1, Class A4(1)(5)		6,394	6,361
GS Mortgage-Backed Securities Trust 2021-GR2
2.50%, 02/25/2052, Series 2021-GR2, Class A4(1)(5)		3,993	3,973
2.50%, 02/25/2052, Series 2021-GR2, Class A6(1)(5)		12,333	12,461
HarborView Mortgage Loan Trust 2005-9
1.00% (1 Month LIBOR USD + 0.90%, 0.90% Floor, 11.00% Cap), 06/20/2035, Series 2005-9, Class 2A1C(2)		5,833	5,796
HarborView Mortgage Loan Trust 2006-10
0.30% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 11/19/2036, Series 2006-10, Class 1A1A(2)		7,879	7,355
HarborView Mortgage Loan Trust 2006-12
0.31% (1 Month LIBOR USD + 0.21%, 0.21% Floor), 12/19/2036, Series 2006-12, Class 1A1A(2)		27,380	25,686
HarborView Mortgage Loan Trust 2006-7
0.50% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 09/19/2046, Series 2006-7, Class 2A1A(2)		2,930	2,682
HarborView Mortgage Loan Trust 2007-6
0.30% (1 Month LIBOR USD + 0.20%, 10.50% Cap), 08/19/2037, Series 2007-6, Class 1A1A(2)		7,221	6,846
Harvest Commercial Capital Loan Trust 2019-1
3.29%, 09/25/2046, Series 2019-1, Class A(1)(5)		5,553	5,569
Hawksmoor Mortgages
1.10% (Sterling Overnight Index Average + 1.05%), 05/25/2053, Series 2019-1A, Class A(1)(2)	GBP	16,657	22,594
Hilton Orlando Trust 2018-ORL
1.31% (1 Month LIBOR USD + 1.20%, 1.05% Floor), 12/15/2034, Series 2018-ORL, Class B(1)(2)		$350	348
Homeward Opportunities Fund I Trust 2020-2
1.66%, 05/25/2065, Series 2020-2, Class A1(1)(5)		1,471	1,472
HSI Asset Securitization Corp. Trust 2005-NC1
1.06% (1 Month LIBOR USD + 0.96%, 0.96% Floor), 07/25/2035, Series 2005-NC1, Class M3(2)		6,336	6,350

Hudson Yards 2019-30HY Mortgage Trust
3.23%, 07/10/2039, Series 2019-30HY, Class A(1)	6,570	7,002
Hudson Yards 2019-55HY Mortgage Trust
2.94%, 12/10/2041, Series 2019-55HY, Class A(1)(5)	5,545	5,799
Hudsons Bay Simon JV Trust 2015-HBS
4.15%, 08/05/2034, Series 2015-HB10, Class A10(1)	3,540	3,343
ILPT Trust 2019-SURF
4.15%, 02/11/2041, Series 2019-SURF, Class A(1)	7,575	8,402
Impac CMB Trust Series 2004-7
0.74% (1 Month LIBOR USD + 0.64%, 11.25% Cap), 11/25/2034, Series 2004-7, Class 2A(2)	3,089	3,113
Imperial Fund Mortgage Trust 2021-NQM2
1.07%, 09/25/2056, Series 2021-NQM2, Class A1(1)(5)	3,713	3,668
Independence Plaza Trust 2018-INDP
3.76%, 07/10/2035, Series 2018-INDP, Class A(1)	3,265	3,378
IndyMac INDX Mortgage Loan Trust 2006-AR19
2.95%, 08/25/2036, Series 2006-AR19, Class 5A2(5)	17,106	14,956
IndyMac INDX Mortgage Loan Trust 2007-AR15
2.83%, 08/25/2037, Series 2007-AR15, Class 1A1(5)	3,864	3,399
InTown Hotel Portfolio Trust 2018-STAY
1.41% (1 Month LIBOR USD + 1.30%, 1.05% Floor), 01/15/2033, Series 2018-STAY, Class B(1)(2)	430	429
JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9
4.36%, 12/15/2047, Series 2012-LC9, Class D(1)(5)	215	212
4.36%, 12/15/2047, Series 2012-LC9, Class C(1)(5)	6,150	6,199
JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2
3.06%, 08/15/2049, Series 2016-JP2, Class AS	1,993	2,032
JP Morgan Chase Commercial Mortgage Securities Trust 2016-NINE
2.85%, 09/06/2038, Series 2016-NINE, Class A(1)(5)	3,598	3,730
JP Morgan Chase Commercial Mortgage Securities Trust 2018-ASH8
1.06% (1 Month LIBOR USD + 0.95%, 0.84% Floor), 02/15/2035, Series 2018-ASH8, Class A(1)(2)	7,500	7,486
JP Morgan Chase Commercial Mortgage Securities Trust 2018-LAQ
1.71% (1 Month LIBOR USD + 1.60%, 1.60% Floor), 06/15/2032, Series 2018-LAQ, Class C(1)(2)	1,600	1,597
2.21% (1 Month LIBOR USD + 2.10%, 2.10% Floor), 06/15/2032, Series 2018-LAQ, Class D(1)(2)	14,480	14,448
JP Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
4.25%, 07/05/2033, Series 2018-WPT, Class AFX(1)	965	1,001
JP Morgan Chase Commercial Mortgage Securities Trust 2019-OSB
3.40%, 06/05/2039, Series 2019-OSB, Class A(1)	8,013	8,638
JP Morgan Chase Commercial Mortgage Securities Trust 2021-1440
1.41% (1 Month LIBOR USD + 1.30%, 1.30% Floor), 03/15/2036, Series 2021-1440, Class A(1)(2)	5,000	4,987
JP Morgan Chase Commercial Mortgage Securities Trust 2021-MHC
1.81% (1 Month LIBOR USD + 1.70%, 1.70% Floor), 04/15/2038, Series 2021-MHC, Class D(1)(2)	1,463	1,462
JP Morgan Mortgage Trust 2019-INV3
3.50%, 05/25/2050, Series 2019-INV3, Class A15(1)(5)	1,345	1,364
3.50%, 05/25/2050, Series 2019-INV3, Class A3(1)(5)	1,574	1,600
JP Morgan Mortgage Trust 2020-7
3.00%, 01/25/2051, Series 2020-7, Class A15(1)(5)	3,873	3,865
JP Morgan Mortgage Trust 2020-INV1
3.50%, 08/25/2050, Series 2020-INV1, Class A3(1)(5)	1,353	1,375
JP Morgan Mortgage Trust 2020-INV2
3.00%, 10/25/2050, Series 2020-INV2, Class A15(1)(5)	1,762	1,782
JP Morgan Mortgage Trust 2020-LTV1
3.34%, 06/25/2050, Series 2020-LTV1, Class B1A(1)(5)	4,784	4,893
JP Morgan Mortgage Trust 2021-13
2.50%, 04/25/2052, Series 2021-13, Class A3(1)(5)	40,620	40,567
JP Morgan Mortgage Trust 2021-14
2.50%, 05/25/2052, Series 2021-14, Class A3(1)(5)	19,791	19,766
JP Morgan Seasoned Mortgage Trust 2010-1
0.00%, 03/25/2050, Series 2010-1, Class B(1)(5)	8,353	7,580
JP Morgan Trust 2015-1
2.12%, 12/25/2044, Series 2015-1, Class B4(1)(5)	1,445	1,444
JPMBB Commercial Mortgage Securities Trust 2014-C24
2.94%, 11/15/2047, Series 2014-C24, Class A2	69	70
JPMBB Commercial Mortgage Securities Trust 2015-C30
3.82%, 07/15/2048, Series 2015-C30, Class A5	2,780	2,978
JPMBB Commercial Mortgage Securities Trust 2015-C31
3.80%, 08/15/2048, Series 2015-C31, Class A3	5,044	5,355
JPMCC Commercial Mortgage Securities Trust 2017-JP5
3.88%, 03/15/2050, Series 2017-JP5, Class AS(5)	4,990	5,368
JPMDB Commercial Mortgage Securities Trust 2016-C4
3.38%, 12/15/2049, Series 2016-C4, Class AS	4,040	4,265
Lanark Master Issuer Plc
2.28%, 12/22/2069, Series 2020-1A, Class 1A(1)(5)	695	708
2.71%, 12/22/2069, Series 2019-2A, Class 1A(1)(4)	3,285	3,342
Legacy Mortgage Asset Trust 2019-GS7
3.25%, 11/25/2059, Series 2019-GS7, Class A1(1)(4)	4,792	4,805
Legacy Mortgage Asset Trust 2020-GS1
2.88%, 10/25/2059, Series 2020-GS1, Class A1(1)(4)	3,529	3,540
Legacy Mortgage Asset Trust 2020-GS5
3.25%, 06/25/2060, Series 2020-GS5, Class A1(1)(4)	920	930
Legacy Mortgage Asset Trust 2020-SL1
2.73%, 01/25/2060, Series 2020-SL1, Class A(1)(4)	1,231	1,237
Legacy Mortgage Asset Trust 2021-GS2
1.75%, 04/25/2061, Series 2021-GS2, Class A1(1)(4)	5,279	5,233

Legacy Mortgage Asset Trust 2021-GS3
1.75%, 07/25/2061, Series 2021-GS3, Class A1(1)(4)		10,349	10,252
Legacy Mortgage Asset Trust 2021-GS4
1.65%, 11/25/2060, Series 2021-GS4, Class A1(1)(4)		9,382	9,268
Legacy Mortgage Asset Trust 2021-GS5
2.25%, 07/25/2067, Series 2021-GS5, Class A1(1)(4)		8,946	8,919
Lehman XS Trust Series 2005-5N
0.46% (1 Month LIBOR USD + 0.36%, 0.36% Floor), 11/25/2035, Series 2005-5N, Class 3A2(2)		9,084	8,848
LUXE Trust 2021-MLBH
1.81% (1 Month LIBOR USD + 1.70%, 1.70% Floor), 11/15/2026, Series 2021-MLBH, Class C(1)(2)		15,500	15,471
Mansard Mortgages 2007-1 Plc
0.43% (3 Month LIBOR GBP + 0.30%), 04/15/2049, Series 2007-1X, Class M1(2)	GBP	5,022	6,470
Med Trust 2021-MDLN
1.91% (1 Month LIBOR USD + 1.80%, 1.80% Floor), 11/15/2038, Series 2021-MDLN, Class C(1)(2)		$4,140	4,130
Mello Mortgage Capital Acceptance 2021-INV4
2.50%, 12/25/2051, Series 2021-INV4, Class A3(1)(5)		10,131	10,106
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-HB1
1.84%, 04/25/2029, Series 2004-HB1, Class A3(5)		422	413
Metlife Securitization Trust 2018-1
3.75%, 03/25/2057, Series 2018-1A, Class A(1)(5)		8,723	8,993
MF1 2021-W10X
1.12% (30-day Average Secured Overnight Financing Rate + 1.07%, 1.07% Floor), 12/15/2034, Series 2021-W10, Class A(1)(2)		5,140	5,136
MF1 Multifamily Housing Mortgage Loan Trust
1.36% (30-day Average Secured Overnight Financing Rate + 1.31%, 1.20% Floor), 07/15/2036, Series 2021-FL5, Class AS(1)(2)		15,000	14,987
MFA 2021-NQM2 Trust
1.03%, 11/25/2064, Series 2021-NQM2, Class A1(1)(5)		4,126	4,087
Mill City Mortgage Loan Trust 2019-1
3.25%, 10/25/2069, Series 2019-1, Class A1(1)(5)		1,476	1,504
3.50%, 10/25/2069, Series 2019-1, Class M1(1)(5)		1,188	1,237
Mill City Mortgage Loan Trust 2019-GS1
2.75%, 07/25/2059, Series 2019-GS1, Class A1(1)(5)		3,598	3,655
3.25%, 07/25/2059, Series 2019-GS1, Class M2(1)(5)		1,115	1,158
Mill City Mortgage Loan Trust 2019-GS2
2.75%, 08/25/2059, Series 2019-GS2, Class A1(1)(5)		9,030	9,170
Mill City Mortgage Loan Trust 2021-NMR1
2.50%, 11/25/2060, Series 2021-NMR1, Class M2(1)(5)		1,000	1,003
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12
4.76%, 10/15/2046, Series 2013-C12, Class C(5)		900	894
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15
4.26%, 04/15/2047, Series 2014-C15, Class AS		1,940	2,036
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17
3.74%, 08/15/2047, Series 2014-C17, Class A5		974	1,022
4.46%, 08/15/2047, Series 2014-C17, Class B(5)		122	128
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.73%, 05/15/2048, Series 2015-C24, Class A4		6,000	6,398
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29
3.06%, 05/15/2049, Series 2016-C29, Class A3		13,838	14,410
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30
2.86%, 09/15/2049, Series 2016-C30, Class A5		3,220	3,342
Morgan Stanley Capital I Trust 2011-C2
5.21%, 06/15/2044, Series 2011-C2, Class E(1)(5)		1,415	1,132
Morgan Stanley Capital I Trust 2018-H4
4.31%, 12/15/2051, Series 2018-H4, Class A4		4,030	4,584
Morgan Stanley Capital I Trust 2021-230P
1.91% (1 Month LIBOR USD + 1.80%, 1.80% Floor), 12/15/2023, Series 2021-230P, Class C(1)(2)		9,974	9,973
Morgan Stanley Resecuritization Trust 2013-R7
0.63% (1 Month LIBOR USD + 0.27%, 0.27% Floor, 11.50% Cap), 12/26/2046, Series 2013-R7, Class 4B(1)(2)		2,165	2,167
Motel Trust 2021-MTL6
1.61% (1 Month LIBOR USD + 1.50%, 1.50% Floor), 09/15/2038, Series 2021-MTL6, Class C(1)(2)		515	515
MSBAM Commercial Mortgage Securities Trust 2012-CKSV
3.28%, 10/15/2030, Series 2012-CKSV, Class A2(1)		767	762
MSCG Trust 2018-SELF
1.01% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 10/15/2037, Series 2018-SELF, Class A(1)(2)		4,110	4,107
Mulcair Securities DAC
0.45% (3 Month EURIBOR + 1.00%), 04/24/2071, Series 1, Class A(2)(3)	EUR	1,474	1,681
New Orleans Hotel Trust 2019-HNLA
1.10% (1 Month LIBOR USD + 0.99%, 0.99% Floor), 04/15/2032, Series 2019-HNLA, Class A(1)(2)		$5,000	4,977
1.40% (1 Month LIBOR USD + 1.29%, 1.29% Floor), 04/15/2032, Series 2019-HNLA, Class B(1)(2)		6,425	6,368
New Residential Mortgage Loan Trust 2019-NQM5
2.71%, 11/25/2059, Series 2019-NQM5, Class A1(1)(5)		1,601	1,607
New Residential Mortgage Loan Trust 2019-RPL3
2.75%, 07/25/2059, Series 2019-RPL3, Class A1(1)(5)		25,297	25,759
New Residential Mortgage Loan Trust 2020-NQM1
2.46%, 01/26/2060, Series 2020-NQM1, Class A1(1)(5)		1,657	1,661
New Residential Mortgage Loan Trust 2021-INV1
2.50%, 06/25/2051, Series 2021-INV1, Class A6(1)(5)		6,981	7,053
New Residential Mortgage Loan Trust 2021-NQM1R
1.10%, 07/25/2055, Series 2021-NQ1R, Class A2(1)(5)		1,567	1,554
1.20%, 07/25/2055, Series 2021-NQ1R, Class A3(1)(5)		1,925	1,909

NLT 2021-INV3 Trust
0.00%, 11/25/2056, Series 2021-INV3, Class PT(1)(5)(12)		22,566	24,141
NYO Commercial Mortgage Trust 2021-1290
1.21% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 11/15/2038, Series 2021-1290, Class A(1)(2)		20,410	20,299
OBX 2018-EXP1 Trust
0.95% (1 Month LIBOR USD + 0.85%, 0.85% Floor), 04/25/2048, Series 2018-EXP1, Class 2A1(1)(2)		544	546
4.00%, 04/25/2048, Series 2018-EXP1, Class 1A3(1)(5)		382	385
OBX 2019-EXP2 Trust
4.00%, 06/25/2059, Series 2019-EXP2, Class 1A3(1)(5)		1,316	1,342
OBX 2019-EXP3 Trust
3.50%, 10/25/2059, Series 2019-EXP3, Class 1A8(1)(5)		1,037	1,055
OBX 2020-EXP1 Trust
0.85% (1 Month LIBOR USD + 0.75%), 02/25/2060, Series 2020-EXP1, Class 2A1(1)(2)		405	405
3.50%, 02/25/2060, Series 2020-EXP1, Class 1A8(1)(5)		1,513	1,531
OBX 2020-EXP2 Trust
3.00%, 05/25/2060, Series 2020-EXP2, Class A8(1)(5)		3,795	3,816
OBX 2020-EXP3 Trust
3.00%, 01/25/2060, Series 2020-EXP3, Class 1A9(1)(5)		3,057	3,055
OBX 2020-INV1 Trust
3.50%, 12/25/2049, Series 2020-INV1, Class A5(1)(5)		1,779	1,796
OBX 2021-NQM3 Trust
1.05%, 07/25/2061, Series 2021-NQM3, Class A1(1)(5)		5,297	5,226
1.26%, 07/25/2061, Series 2021-NQM3, Class A2(1)(5)		3,009	2,973
One Bryant Park Trust 2019-OBP
2.52%, 09/15/2054, Series 2019-OBP, Class A(1)		7,390	7,478
OSAT 2020-RPL1 Trust
3.07%, 12/26/2059, Series 2020-RPL1, Class A1(1)(4)		2,316	2,317
Precise Mortgage Funding 2018-2B Plc
0.77% (3 Month LIBOR GBP + 0.68%), 03/12/2055, Series 2018-2B, Class A(2)	GBP	2,815	3,810
PRPM 2021-1 LLC
2.12%, 01/25/2026, Series 2021-1, Class A1(1)(5)		$6,901	6,858
PRPM 2021-10 LLC
2.49%, 10/25/2026, Series 2021-10, Class A1(1)(4)		7,405	7,398
PRPM 2021-2 LLC
2.12%, 03/25/2026, Series 2021-2, Class A1(1)(5)		3,189	3,166
PRPM 2021-3 LLC
1.87%, 04/25/2026, Series 2021-3, Class A1(1)(4)		6,361	6,322
PRPM 2021-8 LLC
1.74%, 09/25/2026, Series 2021-8, Class A1(1)(5)		6,060	5,986
Queens Center Mortgage Trust 2013-QC
3.28%, 01/11/2037, Series 2013-QCA, Class A(1)		3,915	4,022
RALI Series 2006-QS9 Trust
6.00%, 07/25/2036, Series 2006-QS9, Class 1A3		3,083	2,903
RALI Series 2007-QH8 Trust
1.01%, 10/25/2037, Series 2007-QH8, Class A(5)		964	953
RALI Series 2007-QS2 Trust
6.25%, 01/25/2037, Series 2007-QS2, Class A4		17,972	17,248
RATE Mortgage Trust 2021-HB1
2.50%, 12/25/2051, Series 2021-HB1, Class A1(1)(5)		17,000	16,936
RBS Commercial Funding, Inc. 2013-GSP Trust
3.83%, 01/15/2032, Series 2013-GSP, Class A(1)(5)		6,870	7,114
RCKT Mortgage Trust 2021-6
2.50%, 12/25/2051, Series 2021-6, Class A1(1)(5)		17,000	16,903
Real Estate Asset Liquidity Trust
2.42%, 06/12/2054, Series 2019-1A, Class A1(1)(5)	CAD	9,808	7,846
RESIMAC Bastille Trust Series 2018-1NC
0.95% (1 Month LIBOR USD + 0.85%), 12/05/2059, Series 2018-1NCA, Class A1(1)(2)		$652	653
Sequoia Mortgage Trust 2003-2
0.76% (1 Month LIBOR USD + 0.66%, 0.66% Floor, 11.50% Cap), 06/20/2033, Series 2003-2, Class A1(2)		306	305
Sequoia Mortgage Trust 2004-9
0.87% (6 Month LIBOR USD + 0.72%, 0.72% Floor, 11.50% Cap), 10/20/2034, Series 2004-9, Class A2(2)		833	817
Sequoia Mortgage Trust 2013-4
3.46%, 04/25/2043, Series 2013-4, Class B1(5)		626	634
Sequoia Mortgage Trust 2017-CH1
4.00%, 08/25/2047, Series 2017-CH1, Class A1(1)(5)		1,523	1,533
Sequoia Mortgage Trust 2017-CH2
4.00%, 12/25/2047, Series 2017-CH2, Class A1(1)(5)		313	316
4.00%, 12/25/2047, Series 2017-CH2, Class A19(1)(5)		324	327
Sequoia Mortgage Trust 2018-CH1
3.50%, 03/25/2048, Series 2018-CH1, Class A2(1)(5)		97	98
Sequoia Mortgage Trust 2018-CH2
4.00%, 06/25/2048, Series 2018-CH2, Class A21(1)(5)		274	275
Sequoia Mortgage Trust 2018-CH3
4.00%, 08/25/2048, Series 2018-CH3, Class A2(1)(5)		688	693
4.50%, 08/25/2048, Series 2018-CH3, Class A19(1)(5)		288	291
4.50%, 08/25/2048, Series 2018-CH3, Class A13(1)(5)		1,707	1,717
Sequoia Mortgage Trust 2018-CH4
4.00%, 10/25/2048, Series 2018-CH4, Class A2(1)(5)		227	228
Sequoia Mortgage Trust 2019-CH2
4.50%, 08/25/2049, Series 2019-CH2, Class A1(1)(5)		375	379

SFAVE Commercial Mortgage Securities Trust 2015-5AVE
4.14%, 01/05/2043, Series 2015-5AVE, Class A2B(1)(5)		295	320
SLM Student Loan Trust 2008-9
1.62% (3 Month LIBOR USD + 1.50%), 04/25/2023, Series 2008-9, Class A(2)		6,050	6,091
Southern Pacific Securities 06-1 Plc
0.38% (3 Month LIBOR GBP + 0.30%), 03/10/2044, Series 2006-1X, Class B1C(2)	GBP	579	782
SREIT Trust 2021-MFP2
0.92% (1 Month LIBOR USD + 0.82%, 0.82% Floor), 11/15/2036, Series 2021-MFP2, Class A(1)(2)		$5,000	4,975
STACR Trust 2018-DNA3
1.00% (1 Month LIBOR USD + 0.90%), 09/25/2048, Series 2018-DNA3, Class M2AS(1)(2)		4,965	4,967
STACR Trust 2018-HRP2
1.35% (1 Month LIBOR USD + 1.25%), 02/25/2047, Series 2018-HRP2, Class M2(1)(2)		2,654	2,655
Starwood Mortgage Residential Trust 2019-INV1
2.61%, 09/27/2049, Series 2019-INV1, Class A1(1)(5)		1,136	1,143
Starwood Mortgage Residential Trust 2020-INV
2.50%, 11/25/2055, Series 2020-INV1, Class M1(1)		1,545	1,548
Stratton Mortgage Funding
0.99% (Sterling Overnight Index Average + 0.90%), 07/20/2060, Series 2021-2A, Class A(1)(2)	GBP	17,500	23,751
STWD 2021-LIH Mortgage Trust
2.07% (1 Month LIBOR USD + 1.96%, 1.96% Floor), 11/15/2036, Series 2021-LIH, Class C(1)(2)		$16,200	16,109
Sutherland Commercial Mortgage Loans 2017-SBC6
3.19%, 05/25/2037, Series 2017-SBC6, Class A(1)(5)		1,119	1,114
Toorak Mortgage Corp. 2021-1 Ltd.
2.24%, 06/25/2024, Series 2021-1, Class A1(1)(4)		7,160	7,134
Towd Point Mortgage Funding
0.95% (3 Month Sterling Overnight Interbank Average Rate + 0.90%), 07/20/2045, Series 2019-A13A, Class A1(1)(2)	GBP	80,299	108,874
Towd Point Mortgage Funding 2018 — Auburn 12 Plc
0.91% (3 Month LIBOR GBP + 0.80%), 02/20/2045, Series 2018-A12X, Class A(2)		2,058	2,787
Towd Point Mortgage Funding 2019 — Granite4 Plc
1.24% (3 Month LIBOR GBP + 1.03%), 10/20/2051, Series 2019-GR4A, Class A1(1)(2)		20,243	27,577
Towd Point Mortgage Trust 2021-SJ2
2.25%, 03/25/2059, Series 2021-SJ2, Class A1A(1)(5)		$56,600	56,823
Trinity Square 2021-1 Plc
1.49% (Sterling Overnight Index Average + 1.40%), 07/15/2059, Series 2021-1A, Class B(1)(2)	GBP	11,459	15,611
1.79% (Sterling Overnight Index Average + 1.70%), 07/15/2059, Series 2021-1A, Class C(1)(2)		3,286	4,472
2.09% (Sterling Overnight Index Average + 2.00%), 07/15/2059, Series 2021-1A, Class D(1)(2)		2,364	3,218
2.84% (Sterling Overnight Index Average + 2.75%), 07/15/2059, Series 2021-1A, Class E(1)(2)		1,143	1,556
TRK 2021-INV1 Trust
1.15%, 07/25/2056, Series 2021-INV1, Class A1(1)(5)		$5,262	5,200
UBS Commercial Mortgage Trust 2017-C1
3.20%, 06/15/2050, Series 2017-C1, Class A3		9,521	9,876
UBS-Barclays Commercial Mortgage Trust 2012-C2
4.89%, 05/10/2063, Series 2012-C2, Class E(1)(5)		3,235	272
4.89%, 05/10/2063, Series 2012-C2, Class D(1)(5)		1,135	477
UWM Mortgage Trust 2021-INV2
2.50%, 09/25/2051, Series 2021-INV2, Class A15(1)(5)		6,722	6,689
VASA Trust 2021-VASA
1.36% (1 Month LIBOR USD + 1.25%, 1.25% Floor), 07/15/2039, Series 2021-VASA, Class B(1)(2)		10,000	9,982
1.86% (1 Month LIBOR USD + 1.75%, 1.75% Floor), 07/15/2039, Series 2021-VASA, Class C(1)(2)		12,000	11,979
Verus Securitization Trust 2019-3
3.04%, 07/25/2059, Series 2019-3, Class A3(1)(4)		1,786	1,790
Verus Securitization Trust 2019-4
2.64%, 11/25/2059, Series 2019-4, Class A1(1)(4)		1,480	1,494
2.85%, 11/25/2059, Series 2019-4, Class A2(1)(4)		1,737	1,753
3.00%, 11/25/2059, Series 2019-4, Class A3(1)(4)		3,017	3,045
Verus Securitization Trust 2019-INV2
3.12%, 07/25/2059, Series 2019-INV2, Class A2(1)(5)		3,741	3,759
Verus Securitization Trust 2019-INV3
2.69%, 11/25/2059, Series 2019-INV3, Class A1(1)(5)		3,329	3,366
Verus Securitization Trust 2020-1
2.72%, 01/25/2060, Series 2020-1, Class A3(1)(4)		4,383	4,389
Verus Securitization Trust 2021-1
1.16%, 01/25/2066, Series 2021-1, Class A3(1)(5)		3,966	3,899
Verus Securitization Trust 2021-8
1.82%, 11/25/2066, Series 2021-8, Class A1(1)(5)		17,000	16,990
Verus Securitization Trust 2021-R1
1.26%, 10/25/2063, Series 2021-R1, Class A3(1)(5)		2,984	2,971
Verus Securitization Trust 2021-R2
1.23%, 02/25/2064, Series 2021-R2, Class A3(1)(5)		3,735	3,711
Vista Point Securitization Trust 2020-1
1.76%, 03/25/2065, Series 2020-1, Class A1(1)(5)		889	891
3.20%, 03/25/2065, Series 2020-1, Class A3(1)(5)		3,765	3,818
Vista Point Securitization Trust 2020-2
1.48%, 04/25/2065, Series 2020-2, Class A1(1)(5)		1,917	1,911
Wachovia Bank Commercial Mortgage Trust Series 2007-C33
5.70%, 02/15/2051, Series 2007-C33, Class AJ(5)		1,356	1,030
WaMu Mortgage Pass-Through Certificates Series 2005-AR11 Trust
0.74% (1 Month LIBOR USD + 0.64%, 0.64% Floor, 10.50% Cap), 08/25/2045, Series 2005-AR11, Class A1A(2)		1,720	1,714
WaMu Mortgage Pass-Through Certificates Series 2005-AR13 Trust
0.68% (1 Month LIBOR USD + 0.58%, 0.58% Floor, 10.50% Cap), 10/25/2045, Series 2005-AR13, Class A1A1(2)		2,505	2,509

WaMu Mortgage Pass-Through Certificates Series 2005-AR15 Trust
0.62% (1 Month LIBOR USD + 0.52%, 0.52% Floor, 10.50% Cap), 11/25/2045, Series 2005-AR15, Class A1A1(2)	3,682	3,638
WaMu Mortgage Pass-Through Certificates Series 2005-AR2 Trust
0.76% (1 Month LIBOR USD + 0.66%, 0.66% Floor, 10.50% Cap), 01/25/2045, Series 2005-AR2, Class 1A1A(2)	3,810	3,866
WaMu Mortgage Pass-Through Certificates Series 2007-OA5 Trust
0.83% (12 Month U.S. Treasury Average + 0.75%, 0.75% Floor), 06/25/2047, Series 2007-OA5, Class 1A(2)	9,823	9,495
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-2 Trust
5.50%, 04/25/2037, Series 2007-2, Class 2A1	5,909	6,046
Wells Fargo Commercial Mortgage Trust 2013-LC12
4.31%, 07/15/2046, Series 2013-LC12, Class B(5)	1,940	1,926
Wells Fargo Commercial Mortgage Trust 2014-LC16
4.02%, 08/15/2050, Series 2014-LC16, Class AS	3,015	3,083
Wells Fargo Commercial Mortgage Trust 2016-C33
3.16%, 03/15/2059, Series 2016-C33, Class A3	1,004	1,040
4.51%, 03/15/2059, Series 2016-C33, Class B(5)	4,317	4,628
Wells Fargo Commercial Mortgage Trust 2016-C35
3.18%, 07/15/2048, Series 2016-C35, Class AS	3,155	3,247
Wells Fargo Commercial Mortgage Trust 2016-LC24
3.37%, 10/15/2049, Series 2016-LC24, Class AS	6,000	6,263
Wells Fargo Commercial Mortgage Trust 2017-C38
3.45%, 07/15/2050, Series 2017-C38, Class A5	1,695	1,827
Wells Fargo Commercial Mortgage Trust 2017-HSDB
0.96% (1 Month LIBOR USD + 0.85%, 0.85% Floor), 12/13/2031, Series 2017-HSDB, Class A(1)(2)	8,100	8,038
1.21% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 12/13/2031, Series 2017-HSDB, Class B(1)(2)	6,700	6,596
1.95% (1 Month LIBOR USD + 1.84%, 1.85% Floor), 12/13/2031, Series 2017-HSDB, Class D(1)(2)	100	96
Wells Fargo Commercial Mortgage Trust 2019-JWDR
2.50%, 09/15/2031, Series 2019-JWDR, Class A(1)(5)	6,560	6,513
Wells Fargo Commercial Mortgage Trust 2020-C55
2.73%, 02/15/2053, Series 2020-C55, Class A5	11,075	11,499
Wells Fargo Mortgage Backed Securities 2021-RR1 Trust
2.50%, 12/25/2050, Series 2021-RR1, Class A1(1)(5)	6,033	6,142
WFRBS Commercial Mortgage Trust 2012-C7
3.43%, 06/15/2045, Series 2012-C7, Class A2	10,781	10,807
4.79%, 06/15/2045, Series 2012-C7, Class E(1)(5)	690	122
WFRBS Commercial Mortgage Trust 2013-C15
4.50%, 08/15/2046, Series 2013-C15, Class B(5)	1,525	1,509
WFRBS Commercial Mortgage Trust 2014-C20
4.38%, 05/15/2047, Series 2014-C20, Class B	2,365	2,404
WFRBS Commercial Mortgage Trust 2014-C22
4.07%, 09/15/2057, Series 2014-C22, Class AS(5)	4,250	4,479
WFRBS Commercial Mortgage Trust 2014-C24
4.20%, 11/15/2047, Series 2014-C24, Class B(5)	825	821
Worldwide Plaza Trust 2017-WWP
3.53%, 11/10/2036, Series 2017-WWP, Class A(1)	1,740	1,851
3.60%, 11/10/2036, Series 2017-WWP, Class C(1)(5)	320	322

Total Mortgage-Backed Obligations (Cost: $8,701,526)		8,731,412

Total Bonds & Notes (Cost: $31,461,206)		31,627,484

BANK LOANS – 1.22%
1011778 BC ULC
1.85% (LIBOR + 1.75%), 11/19/2026(2)	1,559	1,536
AAdvantage Loyality IP Ltd.
5.50% (LIBOR + 4.75%), 04/20/2028(2)	2,246	2,323
Acuity Specialty Products, Inc.
0.00%, 08/12/2024	2,385	2,320
AEA International Holdings SARL
4.25% (LIBOR + 3.75%), 09/07/2028(2)	1,356	1,356
Air Canada
4.25% (LIBOR + 3.50%), 08/11/2028(2)	3,700	3,685
Allied Universal Holdco LLC
0.00%, 05/12/2028	1,138	1,133
American Airlines, Inc.
1.85% (LIBOR + 1.75%), 01/29/2027(2)	350	329
AmWINS Group, Inc.
3.00% (LIBOR + 2.25%), 02/19/2028(2)	8,291	8,222
Aramark Intermediate HoldCo Corp.
1.85% (LIBOR + 1.75%), 03/11/2025(2)	187	184
Avantor Funding, Inc.
2.50% (LIBOR + 2.00%), 11/21/2024(2)	25	25
2.75% (LIBOR + 2.25%), 11/08/2027(2)	5,409	5,402
Avolon TLB Borrower 1 US LLC
2.25% (LIBOR + 1.50%), 02/12/2027(2)	699	692
2.50% (LIBOR + 1.75%), 01/15/2025(2)	281	281
Axalta Coating Systems Dutch Holding B BV
1.97% (LIBOR + 1.75%), 06/01/2024(2)	67	67
Bausch Health Companies, Inc.
2.85% (LIBOR + 2.75%), 11/27/2025(2)	1,124	1,117
Berry Global, Inc.
1.86% (LIBOR + 1.75%), 07/01/2026(2)	1,372	1,362

Caesars Resort Collection LLC
2.85% (LIBOR + 2.75%), 12/23/2024(2)		17,685	17,575
3.60% (LIBOR + 3.50%), 07/21/2025(2)		3,441	3,441
Camelot US Acquisition 1 Co.
3.10% (LIBOR + 3.00%), 10/30/2026(2)		98	97
Carnival Corp.
3.75% (EURIBOR + 3.75%), 06/30/2025(2)	EUR	4,925	5,575
3.75% (LIBOR + 3.00%), 06/30/2025(2)		$10,638	10,532
4.00% (LIBOR + 3.25%), 10/18/2028(2)		6,292	6,229
Change Healthcare Holdings LLC
3.50% (LIBOR + 2.50%), 03/01/2024(2)		1,712	1,710
Charter Communications Operating LLC
1.86% (LIBOR + 1.75%), 02/01/2027(2)		7,346	7,272
Churchill Downs, Inc.
2.11% (LIBOR + 2.00%), 12/27/2024(2)		482	480
Clarios Global LP
3.35% (LIBOR + 3.25%), 04/30/2026(2)		761	755
Clean Harbors, Inc.
1.85% (LIBOR + 1.75%), 06/28/2024(2)		482	482
Commscope, Inc.
3.35% (LIBOR + 3.25%), 04/06/2026(2)		5,812	5,731
CSC Holdings LLC
2.36% (LIBOR + 2.25%), 07/17/2025(2)		3,711	3,651
2.61% (LIBOR + 2.50%), 04/15/2027(2)		1,591	1,569
Delos Finance SARL
0.00%, 10/06/2023		1,500	1,499
Diamond Sports Group LLC
3.36% (LIBOR + 3.25%), 08/24/2026(2)		1,737	800
DIRECTV Financing LLC
5.75% (LIBOR + 5.00%), 08/02/2027(2)		10,557	10,560
Elanco Animal Health, Inc.
1.85% (LIBOR + 1.75%), 08/01/2027(2)		6,503	6,411
Endo Luxembourg Finance Co. I SARL
5.75% (LIBOR + 5.00%), 03/27/2028(2)		2,992	2,904
Envision Healthcare Corp.
3.85% (LIBOR + 3.75%), 10/10/2025(2)		4,647	3,726
Fanatics Commerce Intermediate Holdco LLC
3.75% (LIBOR + 3.25%), 11/24/2028(2)		484	481
GFL Environmental, Inc.
3.50% (LIBOR + 3.00%), 05/30/2025(2)		432	433
Golden Nugget, Inc.
3.25% (LIBOR + 2.50%), 10/04/2023(2)		1,635	1,623
Grifols Worldwide Operations Ltd.
2.10% (LIBOR + 2.00%), 11/15/2027(2)		6,072	5,981
Hilton Worldwide Finance LLC
1.85% (LIBOR + 1.75%), 06/22/2026(2)		7,632	7,562
Horizon Therapeutics USA, Inc.
2.25% (LIBOR + 1.75%), 03/15/2028(2)		7,265	7,234
Hostess Brands LLC
3.00% (LIBOR + 2.25%), 08/03/2025(2)		1,666	1,659
ICON Plc
2.75% (LIBOR + 2.25%), 07/03/2028(2)		878	878
2.75% (LIBOR + 2.25%), 07/03/2028(2)		3,525	3,523
II-VI, Inc.
0.00%, 12/08/2028		4,120	4,110
Ineos Finance Plc
2.50% (EURIBOR + 2.00%), 04/01/2024(2)	EUR	21,585	24,418
Intelsat Jackson Holdings SA
5.39% (LIBOR + 4.75%), 07/13/2022(2)		$12,288	12,269
8.00% (LIBOR + 5.75%), 11/27/2023(2)		14,100	14,059
8.63% (LIBOR + 8.63%), 01/02/2024(2)		1,500	1,497
Intelsat Jackson Term Loan A
0.00%, 12/01/2022		1,299	1,299
Intelsat Jackson Term Loan B
0.00%, 12/01/2028		1,038	1,038
Iqvia, Inc.
1.85% (LIBOR + 1.75%), 01/17/2025(2)		675	672
1.97% (LIBOR + 1.75%), 06/11/2025(2)		1,149	1,144
Jazz Pharmaceuticals Plc
4.00% (LIBOR + 3.50%), 05/05/2028(2)		4,478	4,492
Lealand Finance Co. BV
1.10% (LIBOR + 1.00%), 06/30/2025(2)		611	266
3.10% (LIBOR + 3.00%), 06/28/2024(2)		149	85
Level 3 Financing, Inc.
1.85% (LIBOR + 1.75%), 03/01/2027(2)		9,790	9,655
Lumen Technologies, Inc.
2.10% (LIBOR + 2.00%), 01/31/2025(2)		1,350	1,342
2.35% (LIBOR + 2.25%), 03/15/2027(2)		5,430	5,363
Marriott Ownership Resorts, Inc.
1.85% (LIBOR + 1.75%), 08/29/2025(2)		261	257
MH Sub I LLC
3.60% (LIBOR + 3.50%), 09/13/2024(2)		3,968	3,945

Nouryon Finance BV
3.10% (LIBOR + 3.00%), 10/01/2025(2)		1,984	1,975
Organon & Co.
3.50% (LIBOR + 3.00%), 06/02/2028(2)		7,472	7,474
Penn National Gaming, Inc.
3.00% (LIBOR + 2.25%), 10/15/2025(2)		434	433
PetSmart LLC
4.50% (LIBOR + 3.75%), 02/11/2028(2)		18,254	18,266
SBA Senior Finance II LLC
1.86% (LIBOR + 1.75%), 04/11/2025(2)		1,544	1,526
Seaworld Parks & Entertainment, Inc.
3.50% (LIBOR + 3.00%), 08/25/2028(2)		4,294	4,273
Sequa Mezzanine Holdings LLC
7.75% (LIBOR + 6.75%), 11/28/2023(2)		12,051	12,106
11.75% (LIBOR + 10.75%), 04/28/2024(2)		688	685
Setanta Aircraft Leasing DAC
2.14% (LIBOR + 2.00%), 11/05/2028(2)		5,000	4,994
Sigma Holdco BV
3.50% (EURIBOR + 3.50%), 07/02/2025(2)	EUR	7,690	8,483
Sinclair Television Group, Inc.
3.11% (LIBOR + 3.00%), 04/01/2028(2)		$3,731	3,657
SoftBank Vision Fund II
5.00%, 12/21/2025		10,000	10,000
Sotera Health Holdings LLC
3.25% (LIBOR + 2.75%), 12/11/2026(2)		12,000	11,944
Southwestern Energy Co.
2.55% (SOFR + 2.50%), 06/22/2027(2)		1,289	1,290
Spin Holdco, Inc.
4.75% (LIBOR + 4.00%), 03/04/2028(2)		3,623	3,631
SS&C Technologies Holdings, Inc.
1.85% (LIBOR + 1.75%), 04/16/2025(2)		235	232
1.85% (LIBOR + 1.75%), 04/16/2025(2)		284	280
Sunshine Luxembourg VII SARL
4.50% (LIBOR + 3.75%), 10/01/2026(2)		5,122	5,138
Syniverse Holdings, Inc.
6.00% (LIBOR + 5.00%), 03/09/2023(2)		454	451
Telenet Financing USD LLC
2.11% (LIBOR + 2.00%), 04/30/2028(2)		1,250	1,227
Trans Union LLC
2.75% (LIBOR + 2.25%), 12/01/2028(2)		2,700	2,691
TransDigm, Inc.
2.35% (LIBOR + 2.25%), 08/22/2024(2)		2,759	2,726
2.35% (LIBOR + 2.25%), 05/30/2025(2)		26,028	25,649
2.35% (LIBOR + 2.25%), 12/09/2025(2)		20,622	20,321
Uber Technologies, Inc.
3.60% (LIBOR + 3.50%), 04/04/2025(2)		14,505	14,501
3.60% (LIBOR + 3.50%), 02/25/2027(2)		10,418	10,412
Univision Communications, Inc.
3.75% (LIBOR + 2.75%), 03/15/2024(2)		3,779	3,776
Windstream Services II LLC
7.25% (LIBOR + 6.25%), 09/21/2027(2)		73	73
Wyndham Hotels & Resorts, Inc.
1.85% (LIBOR + 1.75%), 05/30/2025(2)		194	191
Zayo Group Holdings, Inc.
3.10% (LIBOR + 3.00%), 03/09/2027(2)		8,611	8,489

Total Bank Loans (Cost: $424,414)			423,212

	Shares (000s)		Value (000s)
COMMON STOCKS – 0.10%
Communications – 0.07%
Clear Channel Outdoor Holdings, Inc. - Class A(13)		2,065	6,835
iHeartMedia, Inc. - Class A(13)		499	10,499
iHeartMedia, Inc. - Class B(12)(13)		365	6,919

Total Communications			24,253

Consumer Discretionary – 0.03%
Neiman Marcus Group, Inc.(12)(13)(17)		62	9,121

Total Consumer Discretionary			9,121

Energy – 0.00%(8)
Noble Corp.(1)(12)(13)		2	46
Noble Corp.(13)(17)		16	386

Total Energy			432

Financials – 0.00%(8)
Voyager Aviation Holdings LLC(1)(12)(13)(14)		0	—

Total Financials			—

Industrials – 0.00%(8)
AMI Investments LLC(12)(13)(17)		206	1,179

Total Industrials			1,179

Total Common Stocks (Cost: $29,822)			34,985

CONVERTIBLE PREFERRED STOCKS – 0.19%
Consumer, Non-cyclical – 0.01%
Bunge Ltd., 4.88%		23	2,965

Total Consumer, Non-cyclical			2,965

Financials – 0.18%
Bank of America Corp., 7.25%		23	33,786
Wells Fargo & Co., 7.50%		20	30,218

Total Financials			64,004

Total Convertible Preferred Stocks (Cost: $64,688)			66,969

PREFERRED STOCKS – 0.07%
Communications – 0.07%
AT&T Mobility II LLC, 7.00%(12)(13)(17)		1,036	23,912

Total Communications			23,912

Financials – 0.00%(8)
Cayenne Aviation Holdings LLC(1)(12)(13)(14)		0	7

Total Financials			7

Total Preferred Stocks (Cost: $28,084)			23,919

WARRANTS – 0.00%(8)
Communications – 0.00%(8)
Windstream Holdings II LLC, expires 09/21/2055(12)(13)		9	80

Total Communications			80

Total Warrants (Cost: $92)			80

SHORT-TERM INVESTMENTS – 19.17%
Money Market Funds – 5.90%
Fidelity Institutional Money Market Government Fund — Class I, 0.01%(15)		2,040,515	2,040,515

Total Money Market Funds (Cost: $2,040,515)			2,040,515

	Principal Amount (000s)		Value (000s)
Government Related – 0.05%
Israel Treasury Bill, 0.00%, 02/28/2022	ILS	8,200	2,637
Republic of Argentina, 0.00%, 02/28/2022	ARS	736,915	9,864
Republic of Argentina, 0.00%, 03/31/2022		297,048	3,922

Total Government Related (Cost: $13,849)			16,423

Repurchase Agreements – 0.37%
BNP Paribas SA, 0.04% dated 12/31/2021, due 01/03/2022, repurchase price $77,400 (collateralized by U.S. Treasury Inflation Indexed Bond, value $78,955, 0.25%, 01/15/2025)		$77,400	77,400
JP Morgan Securities LLC, 0.04% dated 12/30/2021, due 01/03/2022, repurchase price $50,000 (collateralized by U.S. Treasury Bond, value $51,297, 1.25%, 05/15/2050)		50,000	50,000

Total Repurchase Agreements (Cost: $127,400)			127,400

U.S. Treasury Bills – 12.66%
U.S. Cash Management Bill, 0.00%, 03/08/2022		129,800	129,789
U.S. Cash Management Bill, 0.00%, 03/15/2022		210,500	210,482
U.S. Cash Management Bill, 0.00%, 03/29/2022		132,700	132,680
U.S. Treasury Bill, 0.00%, 01/06/2022		537,725	537,725
U.S. Treasury Bill, 0.00%, 01/11/2022		486,100	486,100
U.S. Treasury Bill, 0.00%, 01/20/2022		119,500	119,499
U.S. Treasury Bill, 0.00%, 01/25/2022		459,615	459,610
U.S. Treasury Bill, 0.00%, 01/27/2022		102,410	102,408
U.S. Treasury Bill, 0.00%, 02/01/2022		234,700	234,695
U.S. Treasury Bill, 0.00%, 02/08/2022		96,845	96,842
U.S. Treasury Bill, 0.00%, 02/10/2022(10)		407,755	407,741
U.S. Treasury Bill, 0.00%, 02/17/2022		226,800	226,792
U.S. Treasury Bill, 0.00%, 03/03/2022		100,000	99,992
U.S. Treasury Bill, 0.00%, 03/24/2022(10)		800	800
U.S. Treasury Bill, 0.00%, 03/31/2022(10)		9,200	9,199
U.S. Treasury Bill, 0.00%, 04/07/2022		14,800	14,797
U.S. Treasury Bill, 0.00%, 04/14/2022		249,415	249,363
U.S. Treasury Bill, 0.00%, 04/21/2022		193,575	193,532
U.S. Treasury Bill, 0.00%, 04/28/2022(10)		275,135	275,068
U.S. Treasury Bill, 0.00%, 05/05/2022		216,800	216,742
U.S. Treasury Bill, 0.00%, 05/26/2022		63,860	63,836
U.S. Treasury Bill, 0.00%, 06/16/2022		58,170	58,135
U.S. Treasury Bill, 0.00%, 06/23/2022		57,390	57,344

Total U.S. Treasury Bills (Cost: $4,383,173)			4,383,171

Time Deposits – 0.19%
ANZ, Hong Kong, -0.33% due 01/04/2022	AUD	73	53
BNP Paribas, Paris, -1.61% due 01/03/2022	CHF	117	129
Brown Brothers Harriman, -10.58% due 01/03/2022	SEK	5	1
Brown Brothers Harriman, 0.01% due 01/05/2022	NZD	89	61
Brown Brothers Harriman, 0.03% due 01/03/2022(14)	NOK	2	0
Brown Brothers Harriman, 3.45% due 01/03/2022	ZAR	2,548	160
Citibank, London, -0.97% due 01/03/2022	EUR	3,977	4,528
Citibank, London, 0.01% due 01/04/2022	GBP	2,342	3,169

JP Morgan, New York, 0.01% due 01/03/2022		$6,950	6,950
National Australia Bank, London, 0.01% due 01/03/2022		12,863	12,863
Royal Bank of Canada, Toronto, 0.01% due 01/03/2022		37,553	37,553
Royal Bank of Canada, Toronto, 0.01% due 01/04/2022	CAD	143	113

Total Time Deposits (Cost: $65,580)			65,580

Total Short-Term Investments (Cost: $6,630,517)			6,633,089

TOTAL INVESTMENTS IN SECURITIES – 112.15%
(Cost: $38,638,823)			38,809,738

TBA SALE COMMITMENTS – (1.59)%
Mortgage-Backed Obligations – (1.59)%
Fannie Mae
2.00%, 01/01/2037(16)		$(17,163)	(17,573)
2.00%, 01/01/2052(16)		(55,548)	(55,377)
2.50%, 01/25/2037(16)		(1,003)	(1,037)
2.50%, 01/01/2052(16)		(371,406)	(378,923)
3.00%, 01/01/2037(16)		(15,799)	(16,519)
3.00%, 01/01/2052(16)		(30,476)	(31,572)
3.50%, 01/01/2037(16)		(2,967)	(3,123)
3.50%, 01/01/2052(16)		(10,100)	(10,632)
3.50%, 02/01/2052(16)		(600)	(631)
4.00%, 01/01/2052(16)		(2,759)	(2,935)
4.00%, 03/01/2052(16)		(600)	(638)
4.50%, 01/01/2052(16)		(642)	(688)
Ginnie Mae
3.50%, 12/01/2052(16)		(30,096)	(31,337)

Total TBA Sale Commitments (Proceeds Received: $(551,907))			(550,985)

LIABILITIES IN EXCESS OF OTHER ASSETS – (10.56)%			(3,654,616)

TOTAL NET ASSETS – 100.00%			$34,604,137

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ARS Argentine Peso

AUD Australian Dollar

BRL Brazilian Real

CAD Canadian Dollar

CHF Swiss Franc

EUR Euro

GBP British Pound

IDR Indonesian Rupiah

ILS Israeli New Shekel

INR Indian Rupee

MXN Mexican Peso

NOK Norwegian Krone

NZD New Zealand Dollar

PEN Peruvian Sol

SEK Swedish Krona

ZAR South African Rand

(1)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $7,727,883, which represents 22.33% of total net assets.

(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2021.
(3)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.
(4)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of December 31, 2021.
(5)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of December 31, 2021.
(6)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(7)	Security in default as of December 31, 2021. The value of these securities totals $42,717, which represents 0.12% of total net assets.
(8)	Amount calculated is less than 0.005%.
(9)	Inflation protected security. The value of these securities totals $131,779, which represents 0.38% of total net assets.
(10)

Partially assigned as collateral for certain futures contracts, swap contracts and delayed delivery securities. The value of these pledged issues totals $92,962, which represents 0.27% of total net assets.

(11)	Delayed delivery purchase commitment security. The value of these securities totals $4,442,180, which represents 12.84% of total net assets.
(12)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. These securities represent $65,405 or 0.19% of the Fund’s net assets.
(13)	Non-income producing security.
(14)	A zero balance may reflect actual amounts rounding to less than one thousand.
(15)	Represents annualized seven-day yield as of the close of the reporting period.
(16)	Delayed delivery sale commitment security. The value of these securities totals $(550,985), which represents (1.59)% of total net assets.
(17)	Security that is restricted at December 31, 2021. The value of the restricted securities totals $93,910, which represents 0.27% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
275	Australian 10 Year Bond Future	Mar. 2022	AUD	38,305	$27,844	$(25)
609	Euro-Btp Future	Mar. 2022	EUR	90,699	101,929	(1,332)
2,692	U.S. 2 Year Note Future	Mar. 2022		$588,035	587,319	(716)
2,073	U.S. 2 Year Note Future	Mar. 2022		452,700	452,270	(430)
4,336	U.S. 5 Year Note Future	Mar. 2022		524,792	524,554	(238)
3,603	U.S. 5 Year Note Future	Mar. 2022		434,358	435,879	1,521
8,266	U.S. 10 Year Note Future	Mar. 2022		168,951	168,826	(125)
1,294	U.S. 10 Year Note Future	Mar. 2022		1,074,559	1,078,455	3,896
2,336	U.S. Long Bond Future	Mar. 2022		377,625	374,782	(2,843)
2	U.S. Ultra 10 Year Note Future	Mar. 2022		289	293	4
912	U.S. Ultra Bond Future	Mar. 2022		177,710	179,778	2,068
41	U.S. Ultra Bond Future	Mar. 2022		7,937	8,082	145

						1,925

Number of Contracts Sold	Reference Entity	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
(307)	Euro-Bund Future	Mar. 2022	EUR	(53,531)	$(59,897)	$1,048
(72)	Euro-Buxl 30 Year Bond Future	Mar. 2022		(15,555)	(16,947)	763
(330)	U.S. Long Bond Future	Mar. 2022		$(52,664)	(52,944)	(280)
(1,749)	U.S. Ultra 10 Year Note Future	Mar. 2022		(255,830)	(256,120)	(290)
(1,366)	U.S. Ultra 10 Year Note Future	Mar. 2022		(197,617)	(200,033)	(2,416)
(524)	U.S. Ultra Bond Future	Mar. 2022		(102,190)	(103,294)	(1,104)
(324)	U.S. Ultra Bond Future	Mar. 2022		(63,684)	(63,868)	(184)

						(2,463)

						$(538)

Over-the-Counter Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold			Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
AUD	1,910	USD		1,366	01/18/22	Deutsche Bank	$24
AUD	1,450	USD		1,050	01/18/22	J.P. Morgan	5
AUD	24,067	USD		17,386	03/16/22	Morgan Stanley	127
BRL*	383,404	USD		67,884	01/04/22	Goldman Sachs	950
BRL*	383,404	USD		68,704	01/04/22	Morgan Stanley	130
BRL*	5,824	USD		1,020	01/18/22	Goldman Sachs	22
BRL*	383,404	USD		66,694	02/02/22	Morgan Stanley	1,655
BRL*	49,700	USD		8,572	03/16/22	Deutsche Bank	197
CLP	1,469,677	USD		1,710	01/18/22	Citibank	12
EUR	24,032	USD		27,103	01/04/22	BNP Paribas	257
EUR	1,060	USD		1,202	01/04/22	Goldman Sachs	5
EUR	1,220	USD		1,374	01/18/22	Deutsche Bank	15
GBP	2,760	USD		3,685	01/07/22	Bank of America	50
GBP	921	USD		1,224	01/07/22	BNP Paribas	23
GBP	2,629	USD		3,488	01/07/22	Deutsche Bank	71
GBP	845	USD		1,123	01/07/22	Goldman Sachs	21
GBP	1,117	USD		1,482	01/07/22	J.P. Morgan	30
GBP	3,403	USD		4,550	01/07/22	Morgan Stanley	56
IDR*	231,679,385	USD		15,990	01/21/22	BNP Paribas	286
IDR*	44,781,694	USD		3,107	01/21/22	J.P. Morgan	39
IDR*	121,997,498	USD		8,403	01/21/22	Morgan Stanley	167
INR*	269,475	USD		3,545	02/10/22	Bank of America	58
INR*	474,017	USD		6,267	02/10/22	BNP Paribas	70
INR*	449,394	USD		5,919	02/10/22	Deutsche Bank	89
INR*	904,286	USD		11,936	02/10/22	J.P. Morgan	153
MXN	35,382	USD		1,700	01/18/22	UBS	24
MXN	1,074,672	USD		51,132	03/04/22	Bank of America	823
MXN	299,118	USD		14,056	03/16/22	Bank of America	372
MXN	65,727	USD		3,089	03/16/22	J.P. Morgan	82
MXN	132,419	USD		6,377	03/18/22	Bank of America	8
MXN	245,793	USD		11,342	04/18/22	Goldman Sachs	436
PEN*	46,000	USD		11,165	01/18/22	BNP Paribas	353
PEN*	52,893	USD		12,796	01/18/22	J.P. Morgan	448
THB	34,310	USD		1,020	03/15/22	Barclays Bank	7
USD	130	JPY		14,700	01/05/22	BNP Paribas	2
USD	1,020	COP		3,984,610	01/18/22	Deutsche Bank	42
USD	1,020	JPY		115,678	01/18/22	Deutsche Bank	14
USD	1,030	JPY		118,288	01/18/22	J.P. Morgan	2
USD	142	RUB	*	10,531	01/24/22	Deutsche Bank	2
USD	7,571	CAD		9,481	02/17/22	Bank of America	76
USD	7,361	ZAR		106,384	02/18/22	Bank of America	727
USD	657	ZAR		10,032	02/18/22	J.P. Morgan	31
USD	28,173	ZAR		413,653	02/25/22	Deutsche Bank	2,401
USD	324	ZAR		5,171	02/25/22	Goldman Sachs	1
USD	14,053	ZAR		215,069	03/18/22	BNP Paribas	695

USD	5,756	ZAR		88,253	03/18/22	Goldman Sachs	274
USD	4,061	BRL	*	22,900	04/04/22	BNP Paribas	43
USD	4,047	BRL	*	22,867	04/04/22	J.P. Morgan	35
USD	4,525	ZAR		73,426	05/16/22	Bank of America	1
USD	8,751	ZAR		138,351	05/16/22	BNP Paribas	228
USD	4,079	BRL	*	23,400	07/05/22	BNP Paribas	86
USD	4,367	BRL	*	24,000	07/05/22	J.P. Morgan	272
USD	10,157	PEN	*	40,911	07/25/22	Bank of America	49
USD	35,236	ZAR		562,601	08/16/22	BNP Paribas	992
USD	55,008	BRL	*	314,800	10/04/22	Goldman Sachs	2,757
USD	20,970	BRL	*	121,500	10/04/22	J.P. Morgan	803
USD	3,973	ZAR		63,088	11/08/22	Bank of America	176
USD	11,528	ZAR		185,594	11/08/22	BNP Paribas	356
USD	2,023	ZAR		32,472	11/08/22	Goldman Sachs	68
ZAR	27,332	USD		1,700	01/18/22	Citibank	12
ZAR	138,760	USD		8,572	03/16/22	Citibank	49

						Total Unrealized Appreciation	17,259

JPY	233,386	USD		2,050	01/18/22	J.P. Morgan	(20)
MXN	1,074,672	USD		52,480	01/12/22	BNP Paribas	(62)
NOK	330,585	USD		37,966	02/17/22	Goldman Sachs	(457)
RUB*	1,375	USD		19	01/24/22	Bank of America(1)	0
RUB*	205,370	USD		2,803	01/24/22	BNP Paribas	(74)
RUB*	1,833,376	USD		25,224	01/24/22	Goldman Sachs	(861)
RUB*	777,317	USD		10,571	02/18/22	Deutsche Bank	(278)
RUB*	1,271,948	USD		17,168	02/18/22	Goldman Sachs	(324)
RUB*	252,069	USD		3,335	03/18/22	Goldman Sachs	(19)
RUB*	1,824,896	USD		24,097	03/18/22	J.P. Morgan	(88)
SEK	312,913	USD		35,823	02/17/22	Bank of America	(1,183)
USD	393,081	EUR		348,704	01/04/22	BNP Paribas	(3,918)
USD	68,704	BRL	*	383,404	01/04/22	Goldman Sachs	(130)
USD	3,958	EUR		3,510	01/04/22	Morgan Stanley	(38)
USD	67,146	BRL	*	383,404	01/04/22	Morgan Stanley	(1,688)
USD	3,387	GBP		2,541	01/07/22	Goldman Sachs	(53)
USD	348,025	GBP		260,738	01/07/22	J.P. Morgan	(4,894)
USD	3,597	AUD		4,983	01/07/22	Morgan Stanley	(28)
USD	51,623	MXN		1,074,672	01/12/22	Bank of America	(794)
USD	3,063	EUR		2,710	01/18/22	Bank of America	(23)
USD	22,892	PEN	*	91,546	01/18/22	BNP Paribas	(30)
USD	1,035	AUD		1,450	01/18/22	J.P. Morgan	(20)
USD	3,070	MXN		64,397	01/18/22	J.P. Morgan	(68)
USD	1,700	ZAR		27,327	01/18/22	Morgan Stanley	(12)
USD	1,361	AUD		1,910	01/18/22	UBS	(29)
USD	1,061	EUR		940	01/18/22	UBS	(10)
USD	2,511	ILS		7,915	01/31/22	BNP Paribas	(36)
USD	372,216	EUR		327,122	02/02/22	BNP Paribas	(436)
USD	128	JPY		14,702	02/02/22	BNP Paribas(1)	0
USD	4,298	ILS		13,508	02/28/22	Deutsche Bank	(48)
USD	15,993	BRL	*	92,044	03/03/22	Bank of America	(307)
USD	8,763	CAD		11,105	03/16/22	BNP Paribas	(14)
USD	6,396	ZAR		104,863	05/16/22	Bank of America	(64)

ZAR	87,594	USD	5,482	02/25/22	BNP Paribas	(25)
ZAR	43,770	USD	2,986	02/25/22	Goldman Sachs	(260)

					Total Unrealized Depreciation	(16,291)

					Net Unrealized Appreciation	$968

*	Non-deliverable forward
(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
PEN	Peruvian Sol
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
USD	United States Dollar
ZAR	South African Rand

Centrally Cleared Credit Default Swaps – Sell Protection

Reference Entity	Fixed Annual Rate Received by Fund	Maturity Date	Implied Credit Spread at December 31, 2021	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
AT&T, Inc.	1.00%	12/20/2024	0.45%	$5,200	$26	$56	$82
AT&T, Inc.	1.00	6/20/2026	0.62	6,900	121	(3)	118
Boeing Co.	1.00	6/20/2022	0.39	1,700	5	1	6
CDX.EM.28	1.00	12/20/2022	1.09	9,588	(201)	196	(5)
CDX.EM.29	1.00	6/20/2023	1.12	1,880	(32)	29	(3)
CDX.EM.30	1.00	12/20/2023	1.27	6,768	(185)	151	(34)
CDX.EM.31	1.00	6/20/2024	1.20	8,178	(284)	246	(38)
CDX.EM.32	1.00	12/20/2024	1.24	12,090	(548)	469	(79)
CDX.EM.34	1.00	12/20/2025	2.17	3,100	(191)	57	(134)
CDX.EM.36	1.00	12/20/2026	1.87	40,200	(1,650)	41	(1,609)
CDX.NA.HY.35	5.00	12/20/2025	2.62	500	40	5	45
CDX.NA.HY.36	5.00	6/20/2026	2.77	79,000	5,743	1,559	7,302
CDX.NA.HY.37	5.00	12/20/2026	2.93	290,000	26,857	296	27,153
General Electric Co.	1.00	12/20/2023	0.30	700	(18)	28	10
iTraxx Asia ex-Japan IG Series 36 Version 1 Index	1.00	12/20/2026	0.79	10,100	63	41	104

					$29,746	$3,172	$32,918

Over-the-Counter Credit Default Swaps – Buy Protection

Counterparty	Reference Entity	Fixed Annual Rate Paid by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Barclays Bank	Brazilian Government International	1.00%	Quarterly	12/20/2024	1.38%	$975	$15	$(4)	$11
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	1.38	974	15	(4)	11
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	1.38	970	15	(4)	11
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	1.38	976	15	(4)	11
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	1.38	1,370	21	(6)	15
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	1.38	586	9	(2)	7
Goldman Sachs	Brazilian Government International	1.00	Quarterly	12/20/2026	2.03	5,825	425	(146)	279
J.P. Morgan	Brazilian Government International	1.00	Quarterly	12/20/2026	2.03	900	49	(6)	43
J.P. Morgan	Brazilian Government International	1.00	Quarterly	12/20/2026	2.03	910	49	(5)	44
Morgan Stanley	Brazilian Government International	1.00	Quarterly	12/20/2026	2.03	882	49	(7)	42
Morgan Stanley	Brazilian Government International	1.00	Quarterly	12/20/2026	2.03	910	50	(7)	43
Morgan Stanley	Brazilian Government International	1.00	Quarterly	12/20/2026	2.03	4,746	316	(88)	228
Bank of America	Chile Government International	1.00	Quarterly	12/20/2026	0.71	1,662	(18)	(6)	(24)
Morgan Stanley	Colombia Government International	1.00	Quarterly	12/20/2026	2.03	3,018	94	50	144
Morgan Stanley	Colombia Government International	1.00	Quarterly	12/20/2026	2.03	6,228	203	94	297
Barclays Bank	Indonesia Government International	1.00	Quarterly	12/20/2026	0.75	7,699	(64)	(30)	(94)
Bank of America	Mexico Government International	1.00	Quarterly	12/20/2026	0.91	5,667	5	(31)	(26)
Goldman Sachs	Mexico Government International	1.00	Quarterly	12/20/2026	0.91	18,881	51	(136)	(85)
Barclays Bank	Philippine Government International	1.00	Quarterly	12/20/2026	0.57	5,765	(114)	(8)	(122)
Morgan Stanley	Republic of South Africa Government	1.00	Quarterly	12/20/2026	2.02	8,196	377	12	389

							$1,562	$(338)	$1,224

Over-the-Counter Credit Default Swaps – Sell Protection

Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Deutsche Bank	CMBX.NA.AAA.10	0.50%	Monthly	11/17/2059	0.32%	$16,450	$(265)	$402	$137
Goldman Sachs	CMBX.NA.AAA.10	0.50	Monthly	12/16/2072	0.44	205,400	568	360	928
Morgan Stanley	CMBX.NA.AAA.10	0.50	Monthly	12/16/2072	0.44	157,900	642	71	713
Goldman Sachs	Brazilian Government International	1.00	Quarterly	12/20/2024	1.38	3,200	(34)	(1)	(35)
Goldman Sachs	Federative Republic of Brazil	1.00	Quarterly	6/20/2024	1.25	300	(6)	4	(2)
J.P. Morgan	Mexico Government International	1.00	Quarterly	6/20/2026	0.81	100	(1)	2	1
Morgan Stanley	Mexico Government International	1.00	Quarterly	12/20/2024	0.48	300	(2)	6	4
Morgan Stanley	Mexico Government International	1.00	Quarterly	12/20/2026	0.91	1,800	3	5	8
Goldman Sachs	Republic of South Africa Government	1.00	Quarterly	6/20/2024	1.17	4,700	(118)	100	(18)
J.P. Morgan	Republic of South Africa Government	1.00	Quarterly	6/20/2023	0.80	9,400	(300)	331	31
Goldman Sachs	Russia Emerging Markets SPMYC	1.00	Quarterly	12/20/2022	0.69	1,500	(13)	18	5
J.P. Morgan	Russia Emerging Markets SPMYC	1.00	Quarterly	6/20/2023	0.78	18,200	(246)	310	64
Goldman Sachs	Russian Foreign Bond - Eurobon	1.00	Quarterly	12/20/2024	0.97	16,400	66	(45)	21
Goldman Sachs(1)	Teva Pharmaceutical Finance Ne	1.00	Quarterly	6/20/2022	1.24	210	(7)	7	0
Deutsche Bank	Turkey Government International	1.00	Quarterly	6/20/2022	5.54	600	(7)	(5)	(12)
Goldman Sachs	United Mexican States	1.00	Quarterly	6/20/2023	0.29	29,900	(113)	437	324
Goldman Sachs	United Mexican States	1.00	Quarterly	12/20/2023	0.33	9,100	(112)	236	124
J.P. Morgan	United Mexican States	1.00	Quarterly	12/20/2023	0.33	5,400	(62)	136	74
J.P. Morgan	United Mexican States	1.00	Quarterly	6/20/2024	0.42	100	(1)	2	1
Morgan Stanley	United Mexican States	1.00	Quarterly	12/20/2022	0.22	3,800	1	29	30

							$(7)	$2,405	$2,398

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

Centrally Cleared Inflation Linked Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
2.75%	10-Year USD Inflation Linked	Paid	11/3/2031		$98,292	$2	$(1,200)	$(1,198)
2.76	10-Year USD Inflation Linked(1)	Paid	11/5/2031		15,235	0	(168)	(168)
2.77	10-Year USD Inflation Linked(1)	Paid	11/5/2031		15,235	0	(164)	(164)
2.80	10-Year USD Inflation Linked(1)	Paid	11/8/2031		6,365	0	(45)	(45)
2.82	10-Year USD Inflation Linked(1)	Paid	11/10/2031		8,870	0	(37)	(37)
2.89	10-Year USD Inflation Linked(1)	Paid	11/15/2031		7,618	0	29	29
2.93	10-Year USD Inflation Linked(1)	Paid	11/15/2031		7,618	0	57	57
4.00	10-Year GBP Inflation Linked	Received	9/15/2031	GBP	7,300	(6)	(369)	(375)
4.06	10-Year GBP Inflation Linked	Received	9/15/2031		6,800	28	(311)	(283)
4.07	10-Year GBP Inflation Linked	Received	9/15/2031		13,100	(162)	(358)	(520)

						$(138)	$(2,566)	$(2,704)

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

Centrally Cleared Interest Rate Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
(0.45)%	6 Month EURIBOR	Received	Semi-Annual	12/29/2023	EUR	2,800	$—	$13	$13
(0.43)	6 Month EURIBOR	Received	Semi-Annual	6/28/2024		2,700	—	14	14
(0.40)	6 Month EURIBOR	Received	Semi-Annual	12/30/2024		1,200	—	11	11
(0.36)	6 Month EURIBOR	Received	Semi-Annual	6/30/2025		2,300	—	22	22
(0.33)	6 Month EURIBOR	Received	Semi-Annual	12/30/2025		1,400	—	18	18
(0.29)	6 Month EURIBOR	Received	Semi-Annual	6/30/2026		700	—	9	9
(0.15)	6 Month EURIBOR	Received	Semi-Annual	3/18/2030		16,100	249	272	521
0.25	6 Month EURIBOR	Received	Semi-Annual	3/16/2032		118,600	(2,276)	3,323	1,047
0.50	3 Month USD LIBOR	Paid	Quarterly	6/16/2028		$73,854	(3,973)	(346)	(4,319)
0.50	6 Month EURIBOR	Received	Semi-Annual	6/17/2050	EUR	9,000	(280)	221	(59)
0.75	3 Month USD LIBOR	Paid	Quarterly	6/16/2031		$269,450	(22,794)	3,434	(19,360)
0.75	Sterling Overnight Index Average	Received	Annual	3/16/2032	GBP	17,100	(132)	598	466
0.75	Sterling Overnight Index Average	Received	Annual	3/16/2052		6,000	(105)	288	183
0.75	Sterling Overnight Index Average	Received	Annual	9/21/2052		34,700	1,425	(399)	1,026
0.84	3 Month USD LIBOR(1)	Received	Quarterly	4/7/2024		$14,128	0	41	41
1.03	3 Month USD LIBOR	Paid	Quarterly	7/24/2025		224,440	—	(2,560)	(2,560)
1.03	3 Month USD LIBOR	Paid	Quarterly	7/24/2025		166,015	—	(1,868)	(1,868)
1.07	3 Month USD LIBOR	Paid	Quarterly	7/24/2025		112,220	—	(1,177)	(1,177)
1.25	3 Month USD LIBOR	Received	Quarterly	12/15/2026		1,300	(28)	34	6
1.25	3 Month USD LIBOR	Received	Quarterly	6/17/2027		2,700	(18)	36	18
1.25	3 Month USD LIBOR	Received	Quarterly	12/16/2050		48,900	4,877	658	5,535
1.39	3 Month USD LIBOR	Paid	Quarterly	9/28/2025		273,250	—	(1,283)	(1,283)
1.50	3 Month USD LIBOR	Paid	Quarterly	12/15/2028		14,057	298	(256)	42
1.50	3 Month USD LIBOR	Received	Quarterly	6/17/2050		81,200	(14,691)	19,074	4,383
1.69	3 Month USD LIBOR	Paid	Quarterly	12/7/2025		297,995	—	257	257
1.74	3 Month USD LIBOR	Received	Quarterly	12/7/2053		24,920	—	182	182
1.77	3 Month USD LIBOR	Received	Quarterly	7/24/2053		18,750	—	4	4
1.79	3 Month USD LIBOR	Received	Quarterly	7/24/2053		13,870	—	(38)	(38)
1.81	3 Month USD LIBOR	Received	Quarterly	7/24/2053		9,375	—	(76)	(76)
1.87	3 Month USD LIBOR	Received	Quarterly	9/28/2053		23,320	—	(530)	(530)
2.25	3 Month USD LIBOR	Received	Quarterly	3/12/2050		3,200	(10)	(392)	(402)
2.50	3 Month USD LIBOR	Paid	Quarterly	12/20/2027		94,300	1,568	4,410	5,978
2.50	3 Month USD LIBOR	Paid	Quarterly	12/20/2027		107,900	(996)	7,836	6,840
3.00	6 Month Australian Bank Bill	Paid	Semi-Annual	3/21/2027	AUD	109,400	559	5,390	5,949
3.00	3 Month USD LIBOR	Paid	Quarterly	6/19/2029		$47,200	3,063	2,077	5,140
4.47	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/27/2023	MXN	65,200	—	(94)	(94)
4.50	Mexico Interbank TIIE 28 Day	Paid	Lunar	3/3/2023		416,900	(3)	(593)	(596)
4.52	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/27/2023		130,500	—	(184)	(184)
4.55	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/27/2023		551,500	8	(774)	(766)
4.57	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/27/2023		65,200	—	(90)	(90)
4.58	Mexico Interbank TIIE 28 Day	Received	Lunar	6/10/2022		4,000	—	1	1
4.65	Mexico Interbank TIIE 28 Day(1)	Received	Lunar	5/10/2022		15,400	0	4	4
4.74	Mexico Interbank TIIE 28 Day	Received	Lunar	6/3/2022		3,900	—	1	1
4.83	Mexico Interbank TIIE 28 Day(1)	Received	Lunar	5/27/2022		1,600	—	0	—
4.85	3 Month ZAR SAJIBOR(1)	Paid	Quarterly	1/7/2026	ZAR	41,600	0	(109)	(109)
4.85	3 Month ZAR SAJIBOR	Paid	Quarterly	1/11/2026		151,700	(42)	(359)	(401)
4.92	3 Month ZAR SAJIBOR	Paid	Quarterly	2/1/2026		103,000	(23)	(244)	(267)
5.12	Mexico Interbank TIIE 28 Day(1)	Paid	Lunar	5/6/2025	MXN	2,000	0	(7)	(7)
5.16	Mexico Interbank TIIE 28 Day	Paid	Lunar	6/6/2025		1,700	—	(6)	(6)
5.28	Mexico Interbank TIIE 28 Day	Paid	Lunar	5/23/2025		700	—	(2)	(2)
5.28	Mexico Interbank TIIE 28 Day	Paid	Lunar	5/30/2025		1,600	—	(5)	(5)
5.54	Mexico Interbank TIIE 28 Day(1)	Paid	Lunar	5/4/2027		3,400	0	(14)	(14)
5.97	3 Month ZAR SAJIBOR(1)	Received	Quarterly	3/10/2026	ZAR	2,100	0	1	1
7.15	Mexico Interbank TIIE 28 Day	Paid	Lunar	6/11/2027	MXN	25,800	(16)	2	(14)
7.36	Mexico Interbank TIIE 28 Day	Received	Lunar	8/21/2037		900	3	(2)	1
7.37	Mexico Interbank TIIE 28 Day	Paid	Lunar	10/11/2027		40,300	(2)	(1)	(3)
7.38	Mexico Interbank TIIE 28 Day	Received	Lunar	8/14/2037		1,300	5	(2)	3
7.61	Mexico Interbank TIIE 28 Day	Received	Lunar	1/23/2023		222,400	93	(187)	(94)
7.75	Mexico Interbank TIIE 28 Day	Paid	Lunar	1/5/2023		1,400	—	1	1
7.81	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/6/2023		2,800	—	1	1
7.82	Mexico Interbank TIIE 28 Day(1)	Paid	Lunar	2/6/2023		2,800	0	2	2
7.87	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/27/2022		3,400	—	2	2
7.88	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/16/2022		2,000	—	1	1
7.88	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/27/2022		36,000	7	10	17
7.91	Mexico Interbank TIIE 28 Day	Received	Lunar	12/30/2027		800	—	(1)	(1)
7.98	Mexico Interbank TIIE 28 Day(1)	Received	Lunar	12/10/2027		3,300	0	(5)	(5)
7.99	Mexico Interbank TIIE 28 Day(1)	Received	Lunar	12/21/2027		100	—	0	—
8.01	Mexico Interbank TIIE 28 Day	Received	Lunar	12/21/2027		20,200	(8)	(20)	(28)
8.03	Mexico Interbank TIIE 28 Day(1)	Received	Lunar	1/31/2028		1,600	0	(2)	(2)
8.05	Mexico Interbank TIIE 28 Day	Received	Lunar	1/31/2028		2,400	1	(4)	(3)

							$(33,241)	$36,618	$3,377

Lunar - payment frequency equal periods of 28 days (a lunar month).

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

Over-the-Counter Interest Rate Swaps

Counterparty	Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Goldman Sachs	5.62%	Colombia Overnight Interbank	Received	Quarterly	12/13/2023	COP	14,939,800	$—	$3	$3
Goldman Sachs	5.64	Colombia Overnight Interbank	Received	Quarterly	11/22/2023		30,047,253	—	(14)	(14)
Goldman Sachs(1)	5.65	Colombia Overnight Interbank	Received	Quarterly	12/9/2023		15,086,990	—	0	0
J.P. Morgan	5.69	Colombia Overnight Interbank	Received	Quarterly	11/23/2023		15,060,359	—	(10)	(10)
J.P. Morgan	5.76	Colombia Overnight Interbank	Received	Quarterly	11/24/2023		14,693,033	—	(14)	(14)
Goldman Sachs	5.80	Colombia Overnight Interbank	Received	Quarterly	11/29/2023		30,321,171	—	(31)	(31)
Goldman Sachs	6.18	Colombia Overnight Interbank	Paid	Quarterly	12/13/2026		6,549,962	—	3	3
Goldman Sachs	6.24	Colombia Overnight Interbank	Paid	Quarterly	12/9/2026		6,623,557	—	8	8
Goldman Sachs	6.29	Colombia Overnight Interbank	Paid	Quarterly	11/22/2026		13,223,730	—	30	30
J.P. Morgan	6.36	Colombia Overnight Interbank	Paid	Quarterly	11/23/2026		6,611,865	—	20	20
J.P. Morgan	6.41	Colombia Overnight Interbank	Paid	Quarterly	11/24/2026		6,501,667	—	23	23
Goldman Sachs	6.46	Colombia Overnight Interbank	Paid	Quarterly	11/29/2026		13,320,708	—	52	52

								$—	$70	$70

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2021 (Unaudited)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS – 96.04%
Alabama – 2.04%
Alabama Community College System
3.00%, 11/01/2023	$630	$658
4.00%, 11/01/2024	190	208
Alabama Community College System ACCS Enhancements Fee Revenue
4.00%, 09/01/2035	430	519
4.00%, 09/01/2036	400	482
4.00%, 09/01/2037	750	902
4.00%, 09/01/2038	640	768
4.00%, 09/01/2039	625	748
4.00%, 09/01/2040	610	729
4.00%, 09/01/2041	525	626
4.00%, 09/01/2046	1,950	2,299
Alabama Federal Aid Highway Finance Authority
5.00%, 09/01/2031	4,845	5,432
5.00%, 09/01/2036	10,000	12,024
Alabama Public School & College Authority
5.00%, 11/01/2025	5,000	5,856
5.00%, 06/01/2035	4,000	4,532
5.00%, 11/01/2037	47,500	62,129
Birmingham Airport Authority
5.00%, 07/01/2028	700	874
5.00%, 07/01/2030	1,000	1,301
5.00%, 07/01/2031	350	453
5.00%, 07/01/2032	300	388
5.00%, 07/01/2034	800	1,030
Black Belt Energy Gas District
0.45% (SIFMA Municipal Swap Index Yield + 0.35%), 10/01/2052(1)	24,660	24,660
4.00%, 10/01/2049(2)	2,000	2,268
City of Montgomery AL
4.00%, 12/01/2036	400	487
4.00%, 12/01/2037	500	607
County of Jefferson AL
5.00%, 04/01/2023	1,550	1,640
County of Jefferson AL Sewer Revenue
5.00%, 10/01/2044	1,500	1,643
5.25%, 10/01/2048	1,650	1,814
5.50%, 10/01/2053	715	789
Health Care Authority of the City of Huntsville
4.00%, 06/01/2045	2,500	2,908
5.00%, 06/01/2036	2,600	3,320
5.00%, 06/01/2037	3,300	4,199
Homewood Educational Building Authority
4.00%, 12/01/2038	1,385	1,596
5.00%, 12/01/2041	2,750	2,868
Industrial Development Board of the City of Mobile Alabama
1.00%, 06/01/2034(2)	3,870	3,904
2.90%, 07/15/2034(2)	200	209
Lower Alabama Gas District
4.00%, 12/01/2050(2)	15,610	17,311
5.00%, 09/01/2027	2,710	3,286
Mobile County Board of School Commissioners
5.00%, 03/01/2028	1,030	1,202
Montgomery Medical Clinic Board
5.00%, 03/01/2029	1,000	1,136
Southeast Alabama Gas Supply District
0.92% (1 Month LIBOR USD + 0.85%), 06/01/2049(1)	5,365	5,414
4.00%, 06/01/2049(2)	11,010	11,804
Southeast Energy Authority A Cooperative District
4.00%, 11/01/2051(2)	15,000	17,386
Tuscaloosa County Industrial Development Authority
4.50%, 05/01/2032(3)	2,787	2,949
5.25%, 05/01/2044(3)	7,400	8,165
University of Alabama
4.00%, 06/01/2033	1,070	1,264
Water Works Board of the City of Birmingham
5.00%, 01/01/2023	430	450

Total Alabama		225,237

Alaska – 0.14%
Alaska Housing Finance Corp.
3.00%, 06/01/2051	1,325	1,437

Alaska Industrial Development & Export Authority
5.00%, 10/01/2030	1,385	1,739
Northern Tobacco Securitization Corp.
0.50%, 06/01/2031	965	963
4.00%, 06/01/2034	1,000	1,205
4.00%, 06/01/2050	3,570	4,066
5.00%, 06/01/2030	500	648
5.00%, 06/01/2031	875	1,155
5.00%, 06/01/2032	875	1,142
5.00%, 06/01/2033	750	974
State of Alaska International Airports System
5.00%, 10/01/2029	1,600	2,033

Total Alaska		15,362

Arizona – 2.28%
Apache County Industrial Development Authority
4.50%, 03/01/2030	1,000	1,006
Arizona Health Facilities Authority
0.35% (SIFMA Municipal Swap Index Yield + 0.25%), 01/01/2046(1)	3,750	3,750
4.00%, 01/01/2043	24,000	24,000
5.00%, 12/01/2039	1,150	1,289
5.00%, 02/01/2042	2,000	2,007
Arizona Industrial Development Authority
3.00%, 12/15/2031(3)	400	418
4.00%, 07/01/2031	310	357
4.00%, 11/01/2039	1,140	1,341
4.00%, 07/15/2041(3)	265	292
4.00%, 12/15/2041(3)	600	655
4.00%, 07/15/2050(3)	1,500	1,599
4.00%, 07/01/2051	1,825	1,945
4.00%, 07/15/2051(3)	500	545
4.00%, 12/15/2051(3)	925	997
4.00%, 07/15/2056(3)	475	515
5.00%, 02/01/2034	2,585	3,438
5.00%, 07/15/2040(3)	835	964
5.00%, 07/01/2049(3)	650	724
5.00%, 07/15/2049(3)	500	571
5.00%, 07/15/2050(3)	2,365	2,700
5.50%, 07/01/2052(3)	655	706
Arizona State University
5.00%, 07/01/2023	735	753
Chandler Industrial Development Authority
5.00%, 06/01/2049(2)	18,960	20,922
City of Glendale AZ
5.00%, 07/01/2030	1,780	2,168
City of Mesa AZ
4.00%, 07/01/2028	1,265	1,482
City of Phoenix AZ
4.00%, 07/01/2022	900	917
City of Phoenix Civic Improvement Corp.
4.00%, 07/01/2045	5,000	5,669
5.00%, 07/01/2025	1,295	1,496
5.00%, 07/01/2026	1,675	1,979
5.00%, 07/01/2027	4,600	5,575
5.00%, 07/01/2028	1,070	1,314
5.00%, 07/01/2028	4,440	5,511
5.00%, 07/01/2029	725	917
5.00%, 07/01/2029	12,865	13,708
5.00%, 07/01/2030	1,000	1,249
5.00%, 07/01/2030	1,500	1,598
5.00%, 07/01/2031	725	904
5.00%, 07/01/2032	120	149
5.00%, 07/01/2032	800	962
5.00%, 07/01/2036	3,000	3,630
5.00%, 07/01/2042	540	648
5.00%, 07/01/2045	635	771
County of Pima AZ Sewer System Revenue
5.00%, 07/01/2022	10,000	10,238
Glendale Industrial Development Authority
4.00%, 07/01/2028	300	314
5.00%, 07/01/2025	790	905
5.00%, 07/01/2027	715	863
5.00%, 07/01/2028	490	604
5.00%, 07/01/2033	435	467
5.00%, 07/01/2038	450	481
5.00%, 07/01/2048	915	970
5.00%, 05/15/2056	1,375	1,543
Industrial Development Authority of the City of Phoenix
5.00%, 07/01/2030	700	842
5.00%, 07/01/2033	415	502
5.00%, 07/01/2034	765	924
5.00%, 07/01/2037	4,750	5,617
5.00%, 07/01/2038	1,295	1,553

5.00%, 07/01/2049	525	620
Industrial Development Authority of the County of Pima
4.00%, 04/01/2035	415	500
4.00%, 04/01/2036	420	505
4.00%, 04/01/2037	450	540
4.00%, 04/01/2038	520	622
4.00%, 04/01/2039	700	836
4.00%, 04/01/2040	675	803
4.00%, 06/15/2041(3)	675	700
4.00%, 06/15/2051(3)	1,000	1,026
4.00%, 06/15/2057(3)	1,000	1,019
4.75%, 06/15/2037(3)	2,250	2,295
5.00%, 04/01/2032	500	658
5.00%, 04/01/2033	575	755
5.00%, 04/01/2034	795	1,041
Industrial Development Authority of the County of Yavapai
2.20%, 03/01/2028(2)	2,100	2,174
Maricopa County Industrial Development Authority
5.00%, 01/01/2046(2)	3,210	3,803
5.00%, 07/01/2047	1,000	1,240
5.00%, 01/01/2048(2)	1,300	1,349
5.75%, 01/01/2036(3)	1,500	1,494
6.00%, 01/01/2048(3)	1,155	1,145
Maricopa County Special Health Care District
4.00%, 07/01/2038	19,340	22,296
5.00%, 07/01/2025	5,000	5,762
5.00%, 07/01/2026	7,000	8,332
5.00%, 07/01/2033	6,555	8,686
Salt River Project Agricultural Improvement & Power District
5.00%, 01/01/2022	1,200	1,200
5.00%, 01/01/2024	1,600	1,748
5.00%, 01/01/2033	1,000	1,233
Salt Verde Financial Corp.
5.00%, 12/01/2032	5,020	6,623
5.00%, 12/01/2037	3,500	4,904
State of Arizona
5.00%, 10/01/2024	1,075	1,210
Tempe Industrial Development Authority
4.00%, 12/01/2022	205	210
4.00%, 12/01/2024	115	124
4.00%, 12/01/2038	1,190	1,320
5.00%, 12/01/2050	500	559
5.00%, 12/01/2054	750	837
Tender Option Bond Trust Receipts/Certificates
0.17%, 03/01/2029(2)(3)	1,515	1,515
0.22%, 07/01/2049(2)(3)	2,950	2,950
0.35%, 01/01/2061(2)(3)	1,000	1,000
University of Arizona
5.00%, 06/01/2038	1,955	2,461
5.00%, 06/01/2039	860	1,081
Western Maricopa Education Center District No 402
5.00%, 07/01/2022	2,000	2,047
5.00%, 07/01/2024	320	356
5.00%, 07/01/2025	1,410	1,628
Yuma & La Paz Counties Community College District
4.00%, 07/01/2031	345	420
4.00%, 07/01/2032	355	429
4.00%, 07/01/2033	370	446
4.00%, 07/01/2034	375	451
4.00%, 07/01/2035	350	420
4.00%, 07/01/2036	315	377

Total Arizona		251,714

Arkansas – 0.12%
Arkansas Development Finance Authority
1.20%, 03/01/2024(2)	5,000	5,028
3.13%, 07/01/2036	180	182
4.00%, 07/01/2025	150	161
4.00%, 07/01/2027	220	242
4.50%, 09/01/2049(3)	2,900	3,190
4.75%, 09/01/2049(3)	2,500	2,818
Arkansas Development Finance Authority Public Safety Charges Revenue
4.00%, 06/01/2029	930	1,095

Total Arkansas		12,716

California – 6.81%
Abag Finance Authority for Nonprofit Corps
5.00%, 08/01/2033	1,300	1,393
Alameda Corridor Transportation Authority
5.00%, 10/01/2036	2,500	2,930
5.00%, 10/01/2037	2,000	2,340
Alisal Union School District
5.25%, 08/01/2042	740	914

Anaheim Public Financing Authority
5.00%, 09/01/2029	1,860	2,332
Apple Valley Public Financing Authority
4.00%, 06/01/2031	585	708
4.00%, 06/01/2034	1,300	1,565
4.00%, 06/01/2036	1,350	1,619
Bay Area Toll Authority
0.51% (SIFMA Municipal Swap Index Yield + 0.41%), 04/01/2056(1)	15,000	15,000
0.55% (SIFMA Municipal Swap Index Yield + 0.45%), 04/01/2056(1)	10,000	10,088
1.35% (SIFMA Municipal Swap Index Yield + 1.25%), 04/01/2036(1)	1,000	1,044
2.85%, 04/01/2047(2)	1,000	1,065
2.95%, 04/01/2047(2)	1,170	1,259
California Community Choice Financing Authority
4.00%, 02/01/2052(2)	7,500	9,111
California Community Housing Agency
3.00%, 08/01/2056(3)	3,000	2,678
4.00%, 02/01/2050(3)	2,735	2,593
4.00%, 02/01/2056(3)	8,400	8,460
5.00%, 02/01/2050(3)	4,215	4,503
California County Tobacco Securitization Agency
4.00%, 06/01/2034	400	481
4.00%, 06/01/2036	275	329
4.00%, 06/01/2037	275	328
4.00%, 06/01/2038	275	327
5.00%, 06/01/2025	175	201
5.00%, 06/01/2026	215	255
5.00%, 06/01/2026	1,090	1,295
5.00%, 06/01/2027	325	397
California Health Facilities Financing Authority
4.00%, 04/01/2035	1,930	2,314
4.00%, 08/15/2040	4,000	4,814
5.00%, 11/01/2032(2)	1,400	1,456
5.00%, 07/01/2034(2)	1,710	1,775
5.00%, 08/15/2034	125	148
California Housing Finance
3.50%, 11/20/2035	1,276	1,456
4.00%, 03/20/2033	3,392	3,906
4.25%, 01/15/2035	512	615
California Infrastructure & Economic Development Bank
0.20%, 01/01/2050(2)(3)	22,880	22,880
California Municipal Finance Authority
0.30%, 07/01/2041(2)	10,100	10,102
0.30%, 07/01/2051(2)	5,000	5,000
0.70%, 12/01/2044(2)	3,550	3,561
4.00%, 05/15/2032	750	904
4.00%, 05/15/2036	2,750	3,278
4.00%, 08/15/2037	1,560	1,715
4.00%, 08/15/2042	1,635	1,785
4.00%, 02/01/2051	975	1,142
5.00%, 08/15/2029	1,000	1,215
5.00%, 05/15/2031	200	262
5.00%, 08/15/2034	1,065	1,287
5.00%, 12/31/2043	12,725	15,120
5.00%, 12/31/2047	555	658
5.00%, 05/15/2049	1,000	1,195
5.00%, 10/01/2049(3)	515	556
5.00%, 10/01/2057(3)	1,000	1,076
California Pollution Control Financing Authority
5.00%, 07/01/2037(3)	5,000	5,157
California Public Finance Authority
2.13%, 11/15/2027(3)	1,875	1,891
2.38%, 11/15/2028(3)	500	505
5.00%, 07/01/2027(3)	175	158
5.00%, 11/15/2036(3)	250	294
5.00%, 07/01/2047(3)	140	125
5.00%, 10/15/2047	1,775	2,048
California School Finance Authority
2.00%, 10/01/2024(3)	285	292
3.00%, 10/01/2031(3)	215	232
4.00%, 11/01/2031	500	557
4.00%, 11/01/2041	980	1,075
4.00%, 06/01/2061(3)	1,000	1,041
California State Public Works Board
4.00%, 05/01/2036	350	425
4.00%, 05/01/2037	500	605
4.00%, 05/01/2038	525	634
4.00%, 11/01/2038	4,000	4,870
5.00%, 03/01/2024	2,500	2,749
5.00%, 03/01/2025	3,340	3,813
5.00%, 08/01/2030	970	1,214
5.00%, 08/01/2033	1,800	2,282

5.00%, 11/01/2037	235	244
5.00%, 09/01/2039	10,705	11,891
California Statewide Communities Development Authority
4.00%, 09/02/2022	500	510
4.00%, 09/02/2025	375	410
4.00%, 09/02/2029	200	224
4.00%, 09/02/2029	300	344
4.00%, 09/02/2031	300	349
4.00%, 05/15/2035	2,210	2,627
4.00%, 04/01/2036	675	799
4.00%, 05/15/2036	3,250	3,854
4.00%, 04/01/2037	700	827
4.00%, 05/15/2037	3,595	4,253
4.00%, 05/15/2038	2,795	3,299
4.00%, 05/15/2039	2,030	2,390
4.00%, 09/02/2051	1,000	1,134
4.00%, 09/02/2051	1,175	1,318
4.00%, 09/02/2051	1,250	1,359
5.00%, 10/01/2028	1,100	1,139
5.00%, 11/01/2032(3)	1,135	1,351
5.00%, 04/01/2035	1,300	1,661
5.00%, 01/01/2038	750	900
5.00%, 09/02/2039	745	905
5.00%, 05/15/2040	400	459
5.00%, 11/01/2041(3)	875	1,022
5.00%, 04/01/2042	2,000	2,022
5.00%, 01/01/2043	1,000	1,192
5.00%, 09/02/2044	500	596
5.00%, 09/02/2044	700	843
5.00%, 09/02/2044	1,350	1,615
5.00%, 02/01/2045	1,175	1,230
5.00%, 04/01/2046(2)	4,300	5,576
5.00%, 01/01/2048	2,840	3,359
5.00%, 09/02/2049	700	839
5.25%, 12/01/2048(3)	800	970
5.25%, 12/01/2056(3)	6,635	7,680
5.38%, 11/01/2049(3)	100	106
5.50%, 12/01/2054	2,270	2,566
5.50%, 12/01/2058(3)	6,315	7,732
City of Los Angeles Department of Airports
4.00%, 05/15/2038	20,000	24,123
4.75%, 05/15/2035	8,340	9,337
5.00%, 05/15/2022	200	204
5.00%, 05/15/2025	2,000	2,288
5.00%, 05/15/2026	520	613
5.00%, 05/15/2026	1,455	1,722
5.00%, 05/15/2027	1,325	1,607
5.00%, 05/15/2028	1,150	1,426
5.00%, 05/15/2033	1,325	1,629
5.00%, 05/15/2037	9,795	12,414
5.00%, 05/15/2038	2,000	2,585
5.00%, 05/15/2039	2,150	2,774
5.00%, 05/15/2040	1,095	1,237
5.25%, 05/15/2031	4,805	5,985
5.25%, 05/15/2032	3,210	3,995
City of Vernon CA Electric System Revenue
5.00%, 10/01/2024	475	532
CMFA Special Finance Agency
4.00%, 08/01/2045(3)	3,300	3,221
CMFA Special Finance Agency VII
3.00%, 08/01/2056(3)	2,000	1,786
CMFA Special Finance Agency VIII
3.00%, 08/01/2056(3)	1,905	1,722
CMFA Special Finance Agency XII
4.38%, 08/01/2049(3)	800	760
County of Sacramento CA Airport System Revenue
5.00%, 07/01/2034	3,000	3,663
CSCDA Community Improvement Authority
3.00%, 03/01/2057(3)	2,000	1,769
3.13%, 08/01/2056(3)	6,565	6,008
3.13%, 06/01/2057(3)	3,755	3,310
3.25%, 05/01/2057(3)	2,400	2,260
4.00%, 07/01/2056(3)	1,000	1,040
4.00%, 08/01/2056(3)	1,240	1,281
4.00%, 09/01/2056(3)	825	864
4.00%, 10/01/2056(3)	5,125	5,318
4.00%, 12/01/2056(3)	3,750	3,490
4.00%, 06/01/2058(3)	1,825	1,825
4.00%, 12/01/2058(3)	3,595	3,608
Deutsche Bank Spears/Lifers Trust
0.50%, 12/01/2052(2)(3)	10,000	10,000

Foothill-de Anza Community College District
5.00%, 04/01/2035	250	282
5.00%, 04/01/2036	200	225
Foothill-Eastern Transportation Corridor Agency
4.00%, 01/15/2046	9,975	11,626
Golden State Tobacco Securitization Corp.
0.00%, 06/01/2024	1,000	990
5.00%, 06/01/2022	400	408
5.00%, 06/01/2023	455	485
5.00%, 06/01/2024	255	283
5.00%, 06/01/2047	210	214
5.25%, 06/01/2047	720	735
5.30%, 06/01/2037	4,275	4,364
Huntington Beach Union High School District
5.00%, 08/01/2022	200	206
Irvine Unified School District
5.00%, 03/01/2057	800	937
La Mesa-Spring Valley School District
4.00%, 08/01/2036	250	288
4.00%, 08/01/2038	425	489
4.00%, 08/01/2040	530	610
Los Angeles County Public Works Financing Authority
5.00%, 12/01/2029	1,200	1,402
5.00%, 12/01/2030	2,520	2,942
5.00%, 12/01/2032	3,250	4,221
5.00%, 12/01/2034	5,375	6,953
Los Angeles Department of Water & Power
5.00%, 07/01/2051	5,000	6,502
Los Angeles Regional Airports Improvement Corp.
4.50%, 01/01/2027	845	854
Los Angeles Unified School District
4.00%, 07/01/2033	5,000	6,131
4.00%, 07/01/2036	1,190	1,437
4.00%, 07/01/2037	3,000	3,605
5.00%, 07/01/2027	2,385	2,932
Mendocino-Lake Community College District
5.00%, 08/01/2027	1,700	1,961
5.00%, 08/01/2028	1,000	1,151
5.00%, 08/01/2029	775	892
5.00%, 08/01/2030	2,530	2,912
Metropolitan Water District of Southern California
0.24% (SIFMA Municipal Swap Index Yield + 0.14%), 07/01/2037(1)	2,530	2,528
0.24% (SIFMA Municipal Swap Index Yield + 0.14%), 07/01/2037(1)	6,650	6,646
Mizuho Floater/Residual Trust
0.35%, 12/01/2039(2)(3)(6)	8,800	8,800
Mount Diablo Unified School District
4.00%, 08/01/2026	1,225	1,384
4.00%, 08/01/2030	1,445	1,745
4.00%, 08/01/2032	2,030	2,463
Natomas Unified School District
4.00%, 08/01/2045	4,000	4,506
Norman Y Mineta San Jose International Airport SJC
4.00%, 03/01/2034	4,000	4,775
5.00%, 03/01/2022	1,675	1,688
5.00%, 03/01/2028	1,340	1,606
5.00%, 03/01/2030	1,700	2,032
5.00%, 03/01/2042	1,390	1,663
North Coast County Water District
4.00%, 10/01/2029	145	176
4.00%, 10/01/2033	250	309
4.00%, 10/01/2036	125	152
4.00%, 10/01/2041	420	501
Ontario International Airport Authority
4.00%, 05/15/2037	695	827
4.00%, 05/15/2039	850	1,008
4.00%, 05/15/2040	635	750
4.00%, 05/15/2041	400	470
Orange County Community Facilities District
5.25%, 08/15/2045	975	1,096
Orange County Transportation Authority
5.00%, 10/15/2024	6,385	7,193
Orchard School District
0.00%, 08/01/2022	2,940	2,936
Pittsburg Unified School District
4.00%, 08/01/2032	280	336
4.00%, 08/01/2033	100	120
4.00%, 08/01/2035	280	335
4.00%, 08/01/2036	285	340
4.00%, 08/01/2039	400	473
4.00%, 08/01/2046	875	1,020

Port of Los Angeles
5.00%, 08/01/2027	1,810	2,005
Port of Oakland
5.00%, 05/01/2022	175	178
5.00%, 05/01/2022	2,225	2,259
5.00%, 05/01/2023	175	186
5.00%, 05/01/2023	2,245	2,382
5.00%, 05/01/2024	150	166
5.00%, 05/01/2024	1,920	2,117
5.00%, 05/01/2025	9,600	10,970
5.00%, 05/01/2026	1,170	1,378
5.00%, 05/01/2026	4,450	4,519
5.00%, 05/01/2027	3,970	4,803
5.00%, 05/01/2028	1,875	2,319
5.00%, 05/01/2029	1,875	2,372
5.00%, 11/01/2029	1,875	2,398
Riverside County Community Facilities Districts
4.00%, 09/01/2040	1,500	1,778
Riverside County Transportation Commission
4.00%, 06/01/2046	3,575	4,209
Sacramento City Financing Authority
5.00%, 12/01/2033	875	1,019
San Diego County Regional Airport Authority
4.00%, 07/01/2035	4,815	5,746
4.00%, 07/01/2036	5,625	6,697
5.00%, 07/01/2030	205	264
5.00%, 07/01/2037	6,000	7,738
5.00%, 07/01/2038	6,100	7,852
San Francisco City & County Airport Comm-San Francisco International Airport
4.00%, 05/01/2039	1,875	2,195
5.00%, 05/01/2027	3,000	3,046
5.00%, 05/01/2037	945	1,172
Santa Ana Unified School District
5.50%, 08/01/2022	200	206
State of California
4.00%, 12/01/2022	2,485	2,572
4.00%, 10/01/2024	4,475	4,917
4.00%, 03/01/2025	3,500	3,891
4.00%, 10/01/2025	2,240	2,530
4.00%, 03/01/2026	375	428
4.00%, 10/01/2026	2,740	3,174
4.00%, 11/01/2035	1,750	2,150
4.00%, 03/01/2036	2,385	2,873
4.00%, 11/01/2036	2,735	3,337
4.00%, 10/01/2037	5,000	6,116
4.00%, 11/01/2037	1,625	1,975
4.00%, 10/01/2041	2,235	2,701
4.00%, 11/01/2041	2,000	2,230
5.00%, 08/01/2022	1,535	1,578
5.00%, 12/01/2022	1,115	1,164
5.00%, 08/01/2023	3,000	3,224
5.00%, 12/01/2023	2,980	3,247
5.00%, 05/01/2024	1,945	2,155
5.00%, 10/01/2024	1,790	2,015
5.00%, 12/01/2024	1,255	1,422
5.00%, 10/01/2025	1,280	1,493
5.00%, 09/01/2026	2,000	2,404
5.00%, 08/01/2027	620	715
5.00%, 11/01/2028	8,000	10,197
5.00%, 08/01/2029	935	1,114
5.00%, 09/01/2029	370	442
5.00%, 11/01/2029	3,170	3,911
5.00%, 04/01/2030	5,130	6,746
5.00%, 08/01/2030	3,500	4,161
5.00%, 08/01/2030	3,910	4,791
5.00%, 11/01/2032	11,555	15,340
5.00%, 11/01/2036	25,000	32,893
State of California Department of Water Resources Power Supply Revenue
5.00%, 05/01/2022	215	218
Tender Option Bond Trust Receipts/Certificates
0.15%, 10/01/2049(2)(3)	1,060	1,060
0.16%, 08/01/2055(2)(3)	1,000	1,000
Tobacco Securitization Authority of Southern California
5.00%, 06/01/2023	1,000	1,067
Transbay Joint Powers Authority
5.00%, 10/01/2033	250	317
5.00%, 10/01/2034	250	316
5.00%, 10/01/2035	240	303
5.00%, 10/01/2038	600	753
Tustin Unified School District
4.00%, 09/01/2034	125	137

4.00%, 09/01/2035	255	279
West Contra Costa Healthcare District
4.00%, 07/01/2034	1,125	1,352
4.00%, 07/01/2036	1,220	1,455
4.00%, 07/01/2038	1,320	1,567
4.00%, 07/01/2040	2,850	3,368

Total California		750,380

Colorado – 1.93%
Adams 12 Five Star Schools
5.00%, 12/15/2028	2,050	2,474
Aerotropolis Regional Transportation Authority
4.38%, 12/01/2052	2,000	2,032
Amber Creek Metropolitan District
5.00%, 12/01/2037	747	782
5.13%, 12/01/2047	1,050	1,097
Arapahoe County School District No 6 Littleton
5.50%, 12/01/2033	1,150	1,497
Aurora Crossroads Metropolitan District No 2
5.00%, 12/01/2040	500	546
5.00%, 12/01/2050	1,000	1,083
Berthoud-Heritage Metropolitan District No 1
5.63%, 12/01/2048	1,400	1,516
Brighton Crossing Metropolitan District No 4
5.00%, 12/01/2037	525	551
Brighton Crossing Metropolitan District No 6
5.00%, 12/01/2040	515	566
5.00%, 12/01/2050	1,340	1,459
Broadway Station Metropolitan District No 2
5.00%, 12/01/2035	730	789
5.13%, 12/01/2048	1,450	1,558
Canyons Metropolitan District No 5
6.00%, 12/01/2037	500	523
City & County of Denver CO
5.00%, 10/01/2032	9,405	9,931
City & County of Denver CO Airport System Revenue
4.00%, 11/15/2023	4,465	4,762
5.00%, 11/15/2025	4,390	5,095
5.00%, 11/15/2029	3,105	3,776
5.00%, 12/01/2029	1,130	1,401
5.00%, 11/15/2031(2)	1,000	1,161
5.00%, 12/01/2031	7,045	8,673
5.00%, 11/15/2032	2,175	2,839
5.00%, 12/01/2032	385	474
5.00%, 12/01/2035	5,520	6,793
City of Colorado Springs CO Utilities System Revenue
5.00%, 11/15/2035	1,500	1,971
Colorado Educational & Cultural Facilities Authority
4.00%, 08/01/2023	135	143
4.00%, 08/01/2024	165	179
4.00%, 05/01/2026	80	88
4.00%, 05/01/2029	70	79
4.00%, 05/01/2030	65	74
4.00%, 05/01/2036	75	84
4.00%, 07/01/2036	1,295	1,538
4.00%, 12/15/2036	750	875
4.00%, 12/15/2041	1,000	1,155
Colorado Health Facilities Authority
0.00%, 07/15/2022	980	979
2.13%, 05/15/2028	750	753
2.80%, 05/15/2042(2)	3,695	3,769
4.00%, 11/01/2039	3,775	4,425
4.00%, 08/01/2044	1,520	1,745
5.00%, 12/01/2022	1,855	1,936
5.00%, 11/01/2023	1,350	1,464
5.00%, 11/01/2024	1,125	1,266
5.00%, 11/01/2025	1,715	1,996
5.00%, 11/01/2026	1,330	1,595
5.00%, 01/01/2031	100	107
5.00%, 11/15/2036(2)	6,770	7,389
5.00%, 01/01/2037	250	267
5.00%, 08/01/2044	6,110	7,503
5.00%, 09/01/2046	1,000	1,147
5.00%, 08/01/2049(2)	3,830	4,466
5.00%, 11/15/2049(2)	2,585	3,119
5.25%, 01/01/2040	540	567
6.13%, 12/01/2045(3)	675	675
6.25%, 12/01/2050(3)	205	205
Colorado High Performance Transportation Enterprise
5.00%, 12/31/2047	645	726
5.00%, 12/31/2051	2,150	2,416
5.00%, 12/31/2056	4,790	5,374

Colorado Housing & Finance Authority
4.25%, 11/01/2049	490	543
4.25%, 11/01/2049	920	1,018
Colorado International Center Metropolitan District No 14
5.88%, 12/01/2046	635	682
Copperleaf Metropolitan District No 4
5.00%, 12/01/2039	775	843
5.00%, 12/01/2049	1,500	1,619
Cornerstar Metropolitan District
5.13%, 12/01/2037	500	524
Cottonwood Highlands Metropolitan District No 1
5.00%, 12/01/2049	900	961
County of El Paso CO
4.00%, 12/01/2033	800	945
4.00%, 12/01/2035	910	1,068
5.00%, 12/01/2031	600	770
Denver Convention Center Hotel Authority
5.00%, 12/01/2022	4,950	5,146
Denver Gateway Center Metropolitan District
5.50%, 12/01/2038	1,359	1,457
5.63%, 12/01/2048	2,130	2,278
Denver Health & Hospital Authority
5.00%, 12/01/2048	1,800	2,161
Denver International Business Center Metropolitan District No 1
6.00%, 12/01/2048	500	540
Denver Urban Renewal Authority
5.25%, 12/01/2039(3)	1,000	1,084
E-470 Public Highway Authority
0.38% (Secured Overnight Financing Rate + 0.35%), 09/01/2039(1)	2,195	2,200
5.00%, 09/01/2040	5,165	5,739
Eagle County Airport Terminal Corp.
5.00%, 05/01/2033	2,000	2,335
Eagle County School District No Re50J
4.00%, 12/01/2036	980	1,161
Hogback Metropolitan District
5.00%, 12/01/2041	725	767
5.00%, 12/01/2051	1,050	1,093
Lewis Pointe Metropolitan District
4.00%, 12/01/2029	270	322
Mesa County Valley School District No 51 Grand Junction CO
5.25%, 12/01/2033	2,000	2,500
Mirabelle Metropolitan District No 2
5.00%, 12/01/2039	700	756
5.00%, 12/01/2049	1,000	1,070
Mizuho Floater/Residual Trust
0.35%, 07/01/2034(2)(3)	300	300
Morgan Hill Metropolitan District No 3
3.00%, 12/01/2031	490	491
Painted Prairie Metropolitan District No 2
5.25%, 12/01/2048	500	523
Park Creek Metropolitan District
5.00%, 12/01/2045	1,775	2,001
Peak Metropolitan District No 1
4.00%, 12/01/2035(3)	500	533
5.00%, 12/01/2041(3)	1,000	1,096
Pronghorn Valley Metropolitan District
3.75%, 12/01/2041	515	524
4.00%, 12/01/2051	650	662
Pueblo Urban Renewal Authority
0.00%, 12/01/2025(3)	250	220
4.75%, 12/01/2045(3)	1,900	2,147
Rampart Range Metropolitan District No 1
5.00%, 12/01/2047	650	778
Rampart Range Metropolitan District No 5
4.00%, 12/01/2051	2,125	2,172
Regional Transportation District
4.00%, 01/15/2033	850	1,019
4.00%, 07/15/2033	270	335
4.00%, 07/15/2034	750	895
5.00%, 06/01/2031	1,315	1,665
5.00%, 07/15/2032	600	772
Reunion Metropolitan District
3.63%, 12/01/2044	1,205	1,196
Serenity Ridge Metropolitan District No 2
5.13%, 12/01/2037	1,290	1,443
Sierra Ridge Metropolitan District No 2
4.50%, 12/01/2031	725	748
5.50%, 12/01/2046	1,500	1,547
Solaris Metropolitan District No 3
5.00%, 12/01/2036	850	877
5.00%, 12/01/2046	1,880	1,940

Southglenn Metropolitan District
5.00%, 12/01/2046	500	516
Southlands Metropolitan District No 1
3.00%, 12/01/2022	100	102
3.50%, 12/01/2027	500	530
St Vrain Lakes Metropolitan District No 2
5.00%, 12/01/2037	500	526
STC Metropolitan District No 2
3.00%, 12/01/2025	555	581
5.00%, 12/01/2038	500	545
University of Colorado
2.00%, 06/01/2051(2)	1,310	1,381
2.00%, 06/01/2051(2)	1,545	1,623
2.00%, 06/01/2054(2)	5,955	6,193
5.00%, 06/01/2047	500	597
University of Colorado Hospital Authority
5.00%, 11/15/2047(2)	9,530	10,530
Vauxmont Metropolitan District
5.00%, 12/01/2024	200	225
5.00%, 12/15/2024	135	152
5.00%, 12/01/2025	180	209
5.00%, 12/15/2025	85	98
5.00%, 12/01/2026	195	233
5.00%, 12/01/2027	205	251
5.00%, 12/01/2028	210	263
5.00%, 12/15/2028	130	149
5.00%, 12/01/2029	210	269
5.00%, 12/15/2029	5	6
5.00%, 12/15/2030	500	572
5.00%, 12/01/2031	230	293
5.00%, 12/01/2032	250	319
5.00%, 12/01/2035	100	127
Willow Bend Metropolitan District
5.00%, 12/01/2039	600	646
5.00%, 12/01/2049	1,000	1,072

Total Colorado		212,927

Connecticut – 2.43%
City of Bridgeport CT
4.00%, 08/01/2036	225	268
4.00%, 06/01/2037	2,460	2,884
5.00%, 09/15/2029	2,600	3,325
5.00%, 09/15/2030	2,250	2,862
5.00%, 06/01/2033	1,985	2,525
5.00%, 08/01/2034	250	324
City of Hartford CT
5.00%, 07/15/2022	2,250	2,308
5.00%, 07/15/2023	2,000	2,144
5.00%, 07/15/2026	2,430	2,797
City of New Britain CT
5.00%, 03/01/2027	1,260	1,519
5.00%, 03/01/2028	1,490	1,786
5.00%, 03/01/2033	1,900	2,262
City of New Haven CT
4.00%, 08/01/2037	1,000	1,150
5.00%, 08/15/2023	900	968
5.00%, 08/15/2029	2,000	2,359
5.00%, 08/15/2031	1,000	1,175
5.25%, 08/01/2023	1,115	1,200
City of West Haven CT
4.00%, 09/15/2030	300	359
Connecticut Housing Finance Authority
2.25%, 11/15/2023	1,250	1,281
3.00%, 11/15/2050	6,920	7,395
3.00%, 05/15/2051	9,320	10,047
5.00%, 05/15/2025	1,995	2,286
5.00%, 11/15/2025	1,270	1,479
5.00%, 05/15/2026	1,290	1,526
5.00%, 11/15/2026	600	721
5.00%, 05/15/2027	675	820
5.00%, 11/15/2027	550	675
5.00%, 05/15/2028	700	869
5.00%, 11/15/2028	750	939
5.00%, 05/15/2029	720	908
5.00%, 11/15/2029	1,000	1,274
Connecticut State Health & Educational Facilities Authority
0.38%, 07/01/2035(2)	5,885	5,874
0.55%, 07/01/2037(2)	4,500	4,515
1.10%, 07/01/2048(2)	9,000	9,082
1.80%, 07/01/2049(2)	2,005	2,056
2.00%, 07/01/2042(2)	4,370	4,639
4.00%, 07/01/2022(3)	1,010	1,016

4.00%, 07/01/2032	250	302
4.00%, 07/01/2033	265	320
4.00%, 07/01/2034	275	330
4.00%, 07/01/2035	250	300
4.00%, 07/01/2036	200	239
4.00%, 07/01/2044	865	957
4.00%, 07/01/2046	880	966
4.00%, 07/01/2049	3,370	3,714
5.00%, 07/01/2022	150	153
5.00%, 07/01/2023	325	347
5.00%, 11/01/2023	695	754
5.00%, 07/01/2024	365	405
5.00%, 11/01/2024	475	535
5.00%, 07/01/2025	150	172
5.00%, 07/01/2025(3)	435	461
5.00%, 06/01/2027	200	244
5.00%, 06/01/2028	400	501
5.00%, 11/01/2028	1,245	1,574
5.00%, 06/01/2029	250	320
5.00%, 07/01/2029	150	188
5.00%, 07/01/2029(3)	440	479
5.00%, 07/01/2029	1,000	1,233
5.00%, 07/01/2030	175	224
5.00%, 06/01/2031	600	780
5.00%, 07/01/2031	250	325
5.00%, 07/01/2032	700	896
5.00%, 07/01/2032	2,000	2,554
5.00%, 07/01/2033	600	766
5.00%, 07/01/2033	2,730	3,514
5.00%, 07/01/2034	700	892
5.00%, 07/01/2035	525	668
5.00%, 07/01/2036	1,000	1,270
5.00%, 07/01/2043	1,750	1,960
5.00%, 07/01/2049(3)	1,550	1,628
5.00%, 07/01/2053(2)	2,625	3,138
5.00%, 07/01/2053(2)	3,445	3,877
Mattabassett District
5.00%, 08/01/2022	195	200
Metropolitan District
4.00%, 09/01/2037	3,980	4,853
4.00%, 09/01/2038	3,000	3,651
Mohegan Tribe of Indians of Connecticut
5.25%, 02/01/2022(3)(6)	450	451
State of Connecticut
3.00%, 01/15/2022	475	475
3.00%, 01/15/2023	525	540
3.00%, 01/15/2024	450	474
4.00%, 01/15/2024	290	311
4.00%, 01/15/2039	8,835	10,705
5.00%, 07/15/2022	1,455	1,492
5.00%, 09/01/2022	5,725	5,907
5.00%, 04/15/2023	3,200	3,393
5.00%, 07/15/2023	1,160	1,243
5.00%, 01/15/2026	850	998
5.00%, 04/15/2026	1,500	1,776
5.00%, 06/15/2027	1,680	1,933
5.00%, 09/15/2027	1,000	1,233
5.00%, 03/01/2029	1,500	1,646
5.00%, 04/15/2030	565	719
5.00%, 06/15/2032	710	814
5.00%, 11/15/2032	200	232
5.00%, 04/15/2034	645	814
5.00%, 04/15/2035	3,250	4,094
State of Connecticut Special Tax Revenue
4.00%, 05/01/2036	3,260	3,911
4.00%, 05/01/2038	2,070	2,519
4.00%, 05/01/2039	4,600	5,533
5.00%, 09/01/2023	900	969
5.00%, 05/01/2030	2,000	2,611
5.00%, 10/01/2031	26,000	28,015
5.00%, 05/01/2033	3,000	3,888
5.00%, 05/01/2034	3,400	4,395
5.00%, 05/01/2035	10,715	14,136
5.00%, 05/01/2037	5,000	6,412
5.00%, 01/01/2038	4,400	5,381
Town of Hamden CT
4.00%, 08/15/2024	275	300
5.00%, 08/15/2026	500	555
5.00%, 08/15/2026	1,335	1,591
5.00%, 08/01/2028	500	622
5.00%, 08/01/2030	500	645

5.00%, 08/01/2032	500	638
5.00%, 01/01/2040	1,875	2,028
University of Connecticut
5.00%, 11/01/2028	1,290	1,636
5.00%, 02/15/2036	1,000	1,276
5.00%, 02/15/2037	1,500	1,907
5.25%, 11/15/2034	3,705	4,653

Total Connecticut		268,178

Delaware – 0.46%
County of Kent DE
5.00%, 07/01/2040	1,020	1,148
5.00%, 07/01/2048	2,305	2,568
County of Sussex DE
5.00%, 01/01/2036	2,330	2,522
Delaware Municipal Electric Corp.
4.00%, 07/01/2036	365	438
5.00%, 07/01/2032	235	309
Delaware River & Bay Authority
4.00%, 01/01/2042	185	223
4.00%, 01/01/2046	1,100	1,316
5.00%, 01/01/2029	350	445
5.00%, 01/01/2032	500	675
5.00%, 01/01/2035	350	467
Delaware State Economic Development Authority
1.05%, 01/01/2031(2)	4,630	4,696
4.00%, 09/01/2030	180	207
4.00%, 09/01/2041	550	638
5.00%, 09/01/2036	1,225	1,412
5.00%, 08/01/2039	715	819
5.00%, 09/01/2040	250	310
5.00%, 09/01/2046	700	797
5.00%, 11/15/2048	2,000	2,287
5.00%, 08/01/2049	900	1,018
5.00%, 09/01/2050	250	305
5.00%, 08/01/2054	835	941
Delaware State Health Facilities Authority
5.00%, 06/01/2037	1,385	1,680
5.00%, 06/01/2043	1,000	1,202
5.00%, 06/01/2048	500	597
Delaware Transportation Authority
5.00%, 07/01/2032	3,210	4,220
5.00%, 09/01/2032	3,245	4,231
5.00%, 09/01/2033	2,750	3,577
5.00%, 09/01/2034	6,750	8,763
5.00%, 09/01/2035	2,200	2,850

Total Delaware		50,661

District of Columbia – 2.06%
District of Columbia
0.00%, 06/01/2046(3)	1,200	1,002
4.00%, 02/01/2037	2,860	3,493
4.00%, 02/01/2046	2,300	2,750
5.00%, 10/01/2022	3,730	3,864
5.00%, 03/01/2024	455	501
5.00%, 10/01/2029	5,000	6,503
5.00%, 06/01/2030	1,085	1,204
5.00%, 10/15/2032	3,500	4,474
5.00%, 12/01/2033	5,000	6,425
5.00%, 06/01/2034	1,000	1,143
5.00%, 06/01/2034	2,100	2,553
5.00%, 06/01/2035	3,000	3,321
5.00%, 07/01/2042	780	834
5.00%, 06/01/2046	3,370	3,775
5.00%, 07/01/2052	1,230	1,310
District of Columbia Housing Finance Agency
0.70%, 06/01/2024(2)	10,000	10,016
District of Columbia Tobacco Settlement Financing Corp.
0.00%, 06/15/2046	2,000	368
0.00%, 06/15/2046	10,000	2,221
District of Columbia Water & Sewer Authority
1.75%, 10/01/2054(2)	9,340	9,618
Metropolitan Washington Airports Authority
5.00%, 10/01/2022	1,000	1,036
5.00%, 10/01/2023	850	918
5.00%, 10/01/2024	1,325	1,481
5.00%, 10/01/2024	1,500	1,687
5.00%, 10/01/2025	1,185	1,381
5.00%, 10/01/2027	500	611
5.00%, 10/01/2030	1,735	1,793
5.00%, 10/01/2030	5,280	6,392
5.00%, 10/01/2031	5,335	6,589
5.00%, 10/01/2032	5,000	5,938

5.00%, 10/01/2037	1,000	1,209
5.00%, 10/01/2043	8,000	9,730
Metropolitan Washington Airports Authority Aviation Revenue
4.00%, 10/01/2037	570	685
4.00%, 10/01/2038	635	761
5.00%, 10/01/2027	37,565	45,875
5.00%, 10/01/2030	2,530	3,291
5.00%, 10/01/2031	4,305	5,697
5.00%, 10/01/2032	6,330	8,322
5.00%, 10/01/2033	6,230	8,169
5.00%, 10/01/2034	1,520	1,989
5.00%, 10/01/2035	1,350	1,764
5.00%, 10/01/2036	1,075	1,402
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
0.00%, 10/01/2035	6,025	4,526
0.00%, 10/01/2037	1,000	707
4.00%, 10/01/2038	415	477
5.00%, 10/01/2033	1,250	1,563
5.00%, 10/01/2034	1,500	1,872
5.00%, 10/01/2053	4,890	4,947
6.50%, 10/01/2041	2,000	2,531
Tender Option Bond Trust Receipts/Certificates
0.18%, 07/01/2042(2)(3)	1,765	1,765
Washington Convention & Sports Authority
5.00%, 10/01/2023	1,330	1,436
5.00%, 10/01/2024	1,030	1,155
Washington Metropolitan Area Transit Authority
4.00%, 07/15/2034	2,935	3,626
4.00%, 07/15/2035	2,190	2,694
5.00%, 07/15/2023	1,665	1,786
5.00%, 07/01/2024	2,115	2,354
5.00%, 07/15/2024	1,100	1,228
5.00%, 07/01/2032	3,250	3,934
5.00%, 07/15/2035	3,675	4,804
5.00%, 07/15/2037	2,300	3,059

Total District of Columbia		226,559

Florida – 5.38%
Alachua County Health Facilities Authority
4.00%, 12/01/2049	5,000	5,714
5.00%, 12/01/2036	1,000	1,115
5.00%, 12/01/2044	3,350	3,731
6.00%, 11/15/2034	35	34
6.25%, 11/15/2044	400	384
6.38%, 11/15/2049	300	288
Alachua County School Board
5.00%, 07/01/2027	1,155	1,410
5.00%, 07/01/2030	2,140	2,804
Artisan Lakes East Community Development District
2.75%, 05/01/2031	250	250
2.75%, 05/01/2031(3)	270	270
Astonia Community Development District
2.50%, 05/01/2026(3)	250	251
3.00%, 05/01/2031(3)	205	206
Babcock Ranch Community Independent Special District
2.38%, 05/01/2026	125	125
2.88%, 05/01/2031	250	251
Berry Bay Community Development District
2.63%, 05/01/2026	250	252
Brevard County Health Facilities Authority
5.00%, 04/01/2039	1,335	1,461
Capital Projects Finance Authority
5.00%, 10/01/2024	550	606
5.00%, 10/01/2025	2,630	2,977
5.00%, 10/01/2026	1,275	1,478
5.00%, 10/01/2027	1,750	2,073
5.00%, 10/01/2034	500	611
5.00%, 10/01/2035	500	609
Capital Trust Agency, Inc.
3.38%, 07/01/2031(3)	1,440	1,540
4.00%, 06/15/2022(3)	570	575
4.00%, 06/15/2023(3)	550	565
4.00%, 06/15/2025(3)	250	263
4.00%, 06/15/2031(3)	700	729
5.25%, 12/01/2058(3)	2,150	2,445
Celebration Community Development District
2.25%, 05/01/2026	105	105
2.75%, 05/01/2031	120	120
Celebration Pointe Community Development District
4.00%, 05/01/2022(3)	90	91
Central Florida Expressway Authority
4.00%, 07/01/2038	2,000	2,431

4.00%, 07/01/2039	1,755	2,125
5.00%, 07/01/2026	1,375	1,643
5.00%, 07/01/2035	5,000	6,342
CFM Community Development District
2.88%, 05/01/2031	420	423
Charles Cove Community Development District
3.00%, 05/01/2031	280	283
Citizens Property Insurance, Inc.
5.00%, 06/01/2022	2,150	2,192
City of Jacksonville FL
5.00%, 08/15/2028	3,045	3,816
5.00%, 08/15/2029	2,500	3,202
5.00%, 08/15/2030	1,700	2,164
5.00%, 08/15/2031	2,250	2,854
5.00%, 08/15/2032	1,200	1,519
5.00%, 08/15/2033	1,200	1,513
5.00%, 06/01/2053(3)	1,485	1,704
City of Miami Gardens FL
5.00%, 07/01/2034	1,725	1,922
City of Orlando FL
5.00%, 10/01/2031	1,120	1,409
5.00%, 10/01/2032	1,300	1,556
5.00%, 10/01/2032	1,680	2,109
5.00%, 10/01/2035	1,200	1,500
5.00%, 10/01/2036	1,000	1,249
City of Orlando FL Tourist Development Tax Revenue
5.00%, 11/01/2029	2,000	2,446
City of Pompano Beach FL
1.45%, 01/01/2027	600	603
City Of South Miami Health Facilities Authority, Inc.
5.00%, 08/15/2023	250	268
5.00%, 08/15/2024	400	446
5.00%, 08/15/2025	700	809
City of Tallahassee FL
5.00%, 12/01/2026	1,380	1,606
City of Tampa FL
0.00%, 09/01/2036	800	530
0.00%, 09/01/2037	800	507
5.00%, 04/01/2040	1,115	1,254
Cordova Palms Community Development District
2.40%, 05/01/2026(3)	175	175
2.80%, 05/01/2031(3)	245	244
County of Broward FL
5.00%, 04/01/2028	560	589
County of Broward FL Airport System Revenue
5.00%, 10/01/2022	1,185	1,226
5.00%, 10/01/2022	1,500	1,553
5.00%, 10/01/2023	3,620	3,909
5.00%, 10/01/2025	2,125	2,457
5.00%, 10/01/2026	1,000	1,190
5.00%, 10/01/2026	3,665	4,361
5.00%, 10/01/2027	1,650	2,012
5.00%, 10/01/2027	3,500	4,268
5.00%, 10/01/2028	1,500	1,872
5.00%, 10/01/2029	500	576
5.00%, 10/01/2029	1,150	1,461
5.00%, 10/01/2030	405	490
5.00%, 10/01/2031	1,525	1,924
5.00%, 10/01/2036	1,350	1,691
5.00%, 10/01/2036	1,500	1,809
5.00%, 10/01/2040	10,000	11,454
5.00%, 10/01/2042	110	114
County of Broward FL Port Facilities Revenue
4.00%, 09/01/2036	1,000	1,148
5.00%, 09/01/2030	310	396
5.00%, 09/01/2030	1,780	2,279
5.00%, 09/01/2032	265	337
5.00%, 09/01/2034	1,925	2,419
5.00%, 09/01/2035	2,000	2,533
County of Broward FL Tourist Development Tax Revenue
4.00%, 09/01/2039	4,500	5,367
County of Clay FL Sales Surtax Revenue
5.00%, 10/01/2026	1,170	1,400
5.00%, 10/01/2030	1,680	2,166
5.00%, 10/01/2031	1,375	1,769
5.00%, 10/01/2035	1,805	2,303
County of Hillsborough FL Community Investment Tax Revenue
5.00%, 11/01/2025	1,800	2,087
County of Lee FL Solid Waste System Revenue
5.00%, 10/01/2025	3,045	3,514

County of Miami-Dade FL
5.00%, 07/01/2023	1,000	1,071
5.00%, 07/01/2023	7,135	7,641
5.00%, 10/01/2024	1,785	2,003
County of Miami-Dade FL Aviation Revenue
4.00%, 10/01/2034	3,200	3,826
4.00%, 10/01/2039	300	355
4.00%, 10/01/2040	1,450	1,715
4.00%, 10/01/2041	1,500	1,769
5.00%, 10/01/2024	2,510	2,819
5.00%, 10/01/2029	625	696
5.00%, 10/01/2030	250	326
5.00%, 10/01/2031	3,000	3,105
5.00%, 10/01/2031	7,500	8,349
5.00%, 10/01/2033	7,000	7,784
5.00%, 10/01/2034	5,520	6,138
5.00%, 10/01/2035	1,000	1,112
5.00%, 10/01/2037	2,990	3,338
5.00%, 10/01/2040	1,090	1,298
County of Miami-Dade FL Transit System
4.00%, 07/01/2036	1,755	1,981
County of Miami-Dade FL Water & Sewer System Revenue
4.00%, 10/01/2035	1,540	1,875
4.00%, 10/01/2038	1,250	1,513
4.00%, 10/01/2040	8,880	10,745
4.00%, 10/01/2048	3,670	4,354
5.00%, 10/01/2031	4,000	4,636
5.00%, 10/01/2032	1,275	1,476
County of Miami-Dade Seaport Department
4.00%, 10/01/2038	1,000	1,200
4.00%, 10/01/2039	7,000	8,381
4.00%, 10/01/2040	6,000	7,153
6.00%, 10/01/2038	7,000	7,692
6.25%, 10/01/2038	2,000	2,203
County of Palm Beach FL
5.00%, 05/01/2029	1,915	2,268
County of Pasco FL
5.00%, 10/01/2050	4,785	6,168
Crossings At Fleming Island Community Development District
4.50%, 05/01/2030	180	187
East Nassau Stewardship District
2.40%, 05/01/2026	195	196
3.00%, 05/01/2031	245	248
Entrada Community Development District
2.13%, 05/01/2026(3)	270	270
Epperson North Community Development District
2.45%, 11/01/2026	185	186
2.50%, 05/01/2026	130	131
3.00%, 05/01/2031	195	197
3.10%, 11/01/2031	250	254
Escambia County Health Facilities Authority
4.00%, 08/15/2045	1,305	1,466
Esplanade Lake Club Community Development District
3.25%, 11/01/2025	140	144
3.25%, 11/01/2025	250	257
Florida Development Finance Corp.
1.75%, 06/01/2026(3)	1,050	1,048
2.38%, 06/01/2027(3)	440	441
3.00%, 07/01/2031(3)	375	388
3.00%, 06/01/2032	2,755	2,883
4.00%, 06/01/2024	105	111
4.00%, 06/01/2026	110	120
4.00%, 11/15/2034	3,300	4,014
4.00%, 11/15/2035	2,850	3,462
4.00%, 07/01/2051(3)	1,000	1,063
5.00%, 04/01/2028	315	388
5.00%, 04/01/2029	250	314
5.00%, 05/01/2029(3)	2,625	2,781
5.00%, 02/15/2031	710	780
5.00%, 06/01/2031	140	164
5.00%, 06/01/2035	125	145
5.00%, 02/15/2038	600	658
5.00%, 02/15/2048	1,600	1,748
Florida Higher Educational Facilities Financial Authority
5.00%, 10/01/2029	1,000	1,254
5.00%, 10/01/2033	1,000	1,225
5.00%, 06/01/2048(3)	2,310	2,657
Florida Housing Finance Corp.
3.50%, 07/01/2051	2,680	2,915
Florida Municipal Power Agency
3.00%, 10/01/2032	750	826
3.00%, 10/01/2033	700	769

5.00%, 10/01/2025	3,475	4,034
Greater Orlando Aviation Authority
5.00%, 10/01/2022	1,000	1,034
5.00%, 10/01/2024	8,935	9,987
5.00%, 10/01/2026	500	595
5.00%, 10/01/2030	1,000	1,231
5.00%, 10/01/2031	2,000	2,292
5.00%, 10/01/2033	2,020	2,314
5.00%, 10/01/2033	6,705	8,427
Halifax Hospital Medical Center
5.00%, 06/01/2036	3,000	3,491
Harbor Bay Community Development District
3.10%, 05/01/2024	90	92
3.10%, 05/01/2024	300	306
3.10%, 05/01/2024	355	362
Hernando County School District
5.00%, 07/01/2024	805	892
Hillsborough County Aviation Authority
5.00%, 10/01/2032	375	472
5.00%, 10/01/2033	465	585
5.00%, 10/01/2034	2,150	2,701
5.00%, 10/01/2035	2,275	2,855
5.00%, 10/01/2036	2,650	3,321
5.00%, 10/01/2040	12,500	13,936
Hillsborough County Port District
5.00%, 06/01/2038	900	1,077
Hillsborough County School Board
5.00%, 07/01/2029	1,795	2,272
JEA Electric System Revenue
5.00%, 10/01/2026	1,120	1,340
5.00%, 10/01/2031	1,360	1,744
5.00%, 10/01/2033	2,130	2,722
5.00%, 10/01/2034	1,215	1,550
Lakes of Sarasota Community Development District
3.63%, 05/01/2031	130	133
3.88%, 05/01/2031	1,650	1,675
3.90%, 05/01/2041	285	293
4.10%, 05/01/2051	265	272
4.13%, 05/01/2031	2,000	2,044
4.13%, 05/01/2041	200	205
4.30%, 05/01/2051	325	333
Lakewood Ranch Stewardship District
2.30%, 05/01/2026	185	185
2.50%, 05/01/2025(3)	510	516
2.63%, 05/01/2031	300	300
3.13%, 05/01/2025	260	270
3.13%, 05/01/2030(3)	310	322
3.40%, 05/01/2030	370	391
4.00%, 05/01/2022	155	156
4.00%, 05/01/2040	600	649
4.00%, 05/01/2050	1,000	1,057
4.35%, 05/01/2024	975	1,005
4.55%, 05/01/2024(3)	595	614
Laurel Road Community Development District
3.00%, 05/01/2031	550	548
3.13%, 05/01/2031	2,405	2,403
4.00%, 05/01/2052	1,450	1,508
Lee County Industrial Development Authority
5.00%, 11/15/2039	1,850	2,170
5.63%, 12/01/2037(3)	250	261
5.75%, 12/01/2052(3)	750	775
Lee County School Board
5.00%, 08/01/2028	3,275	4,113
Lee Memorial Health System
5.00%, 04/01/2033(2)	2,850	3,284
5.00%, 04/01/2035	6,575	8,192
5.00%, 04/01/2037	2,060	2,557
Live Oak Lake Community Development District
3.80%, 05/01/2030	1,745	1,851
LT Ranch Community Development District
3.00%, 05/01/2025	625	636
Manatee County School District
5.00%, 10/01/2025	520	603
Marion County School Board
5.00%, 06/01/2026	1,455	1,665
Martin County Health Facilities Authority
5.00%, 11/15/2023	800	869
Meadow View at Twin Creeks Community Development District
2.40%, 05/01/2026	150	151
3.00%, 05/01/2031	310	313

Miami Beach Health Facilities Authority
4.00%, 11/15/2040	500	595
4.00%, 11/15/2041	500	593
4.00%, 11/15/2046	4,950	5,789
Miami-Dade County Educational Facilities Authority
5.00%, 04/01/2040	2,855	3,218
5.00%, 04/01/2045	1,010	1,133
Miami-Dade County Expressway Authority
5.00%, 07/01/2030	1,225	1,442
Miami-Dade County Health Facilities Authority
5.00%, 08/01/2025	110	127
5.00%, 08/01/2026	155	185
5.00%, 08/01/2027	345	423
5.00%, 08/01/2028	400	489
5.00%, 08/01/2028	460	575
5.00%, 08/01/2029	480	584
5.00%, 08/01/2030	680	824
5.00%, 08/01/2030	1,050	1,361
5.00%, 08/01/2032	750	905
Miami-Dade County Industrial Development Authority
0.32%, 09/01/2027(2)	1,500	1,500
Mirada II Community Development District
2.50%, 05/01/2026	500	503
Mizuho Floater/Residual Trust
0.35%, 05/01/2034(2)(3)	990	990
Monroe County School District
5.00%, 06/01/2033	540	652
5.00%, 06/01/2035	500	603
North AR-1 Pasco Community Development District
2.63%, 05/01/2026	350	352
North Springs Improvement District
4.00%, 05/01/2041	2,000	2,364
Orange County Convention Center
5.00%, 10/01/2023	1,510	1,629
Orange County Health Facilities Authority
5.00%, 10/01/2039	1,125	1,324
Orange County School Board
5.00%, 08/01/2029	1,000	1,160
Orlando Utilities Commission
1.25%, 10/01/2046(2)	1,190	1,204
Palm Beach County Health Facilities Authority
3.00%, 06/01/2027	900	930
4.00%, 06/01/2026	150	159
4.00%, 06/01/2031	625	665
4.25%, 06/01/2056	2,100	2,184
5.00%, 12/01/2023	105	114
5.00%, 05/15/2024	615	673
5.00%, 12/01/2024	105	119
5.00%, 06/01/2055	2,500	2,705
7.50%, 06/01/2049	100	105
7.50%, 06/01/2049	1,875	1,967
Palm Beach County School District
5.00%, 08/01/2023	500	537
5.00%, 08/01/2024	220	246
5.00%, 08/01/2026	1,065	1,270
5.00%, 08/01/2026	3,750	4,471
5.00%, 08/01/2030	4,520	5,196
5.00%, 08/01/2032	3,000	3,438
5.00%, 08/01/2038	1,280	1,674
5.00%, 08/01/2039	2,560	3,339
Palm Coast Park Community Development District
2.40%, 05/01/2026	120	120
Pasco County School Board
5.00%, 08/01/2030	450	590
5.00%, 08/01/2033	1,000	1,293
Pine Isle Community Development District
3.00%, 12/15/2031(3)	100	101
Pinellas County Housing Finance Authority
0.65%, 01/01/2025(2)	2,210	2,209
Portico Community Development District
2.80%, 05/01/2025	810	822
Reunion East Community Development District
2.40%, 05/01/2026	180	180
2.85%, 05/01/2031	200	200
River Hall Community Development District
3.00%, 05/01/2031	250	257
Rivers Edge II Community Development District
2.40%, 05/01/2026	350	352
3.00%, 05/01/2031	300	304
Sarasota County Health Facilities Authority
5.00%, 01/01/2042	750	805
5.00%, 01/01/2047	875	937

Sawyers Landing Community Development District
3.25%, 05/01/2026	300	309
4.25%, 05/01/2053	1,945	2,091
School Board of Miami-Dade County
5.00%, 05/01/2025	3,000	3,431
5.00%, 05/01/2026	1,000	1,142
5.00%, 05/01/2028	2,785	3,166
5.00%, 02/01/2030	500	580
5.00%, 05/01/2031(2)	5,000	5,511
5.00%, 05/01/2031	5,000	5,694
School District of Broward County
5.00%, 07/01/2022	1,000	1,024
5.00%, 07/01/2028	1,500	1,828
5.00%, 07/01/2029	2,545	3,092
5.00%, 07/01/2030	3,955	5,141
5.00%, 07/01/2030	5,500	6,299
5.00%, 07/01/2031	1,000	1,295
5.00%, 07/01/2033	5,000	6,445
Seminole County Industrial Development Authority
3.75%, 11/15/2025	2,690	2,698
4.00%, 06/15/2041(3)	425	477
4.00%, 06/15/2051(3)	830	919
4.00%, 06/15/2056(3)	705	775
Southern Groves Community Development District No 5
2.40%, 05/01/2026	215	215
2.80%, 05/01/2031	300	300
St Johns County Industrial Development Authority
4.00%, 12/15/2025	170	185
4.00%, 12/15/2026	185	204
4.00%, 12/15/2027	215	240
St Johns County School Board
5.00%, 07/01/2029	1,250	1,590
5.00%, 07/01/2030	1,500	1,910
5.00%, 07/01/2031	1,000	1,269
State of Florida
5.00%, 06/01/2023	2,425	2,588
5.00%, 06/01/2024	2,415	2,685
5.00%, 07/01/2024	2,460	2,743
State of Florida Department of Transportation
3.00%, 07/01/2032	2,500	2,814
3.00%, 07/01/2033	2,500	2,798
State of Florida Lottery Revenue
5.00%, 07/01/2024	1,400	1,560
5.00%, 07/01/2024	4,000	4,456
Stillwater Community Development District
2.38%, 06/15/2026(3)	300	302
Sunshine Skyway Bridge
4.00%, 07/01/2037	2,355	2,768
Tampa Bay Water
5.50%, 10/01/2022	1,000	1,040
Tender Option Bond Trust Receipts/Certificates
0.16%, 10/01/2051(2)(3)	3,200	3,200
0.20%, 01/01/2028(2)(3)	6,300	6,300
Tolomato Community Development District
2.00%, 05/01/2022	600	603
2.00%, 05/01/2023	1,250	1,272
2.00%, 05/01/2024	1,295	1,334
2.10%, 05/01/2025	1,345	1,401
3.50%, 05/01/2024	365	375
Town of Davie FL
5.00%, 04/01/2048	1,440	1,721
Tradition Community Development District No 9
2.30%, 05/01/2026	195	195
2.70%, 05/01/2031	270	270
V-Dana Community Development District
2.60%, 05/01/2026	125	126
3.13%, 05/01/2031	125	127
Verano No 3 Community Development District
2.38%, 05/01/2026	100	101
3.00%, 05/01/2031	120	123
Viera Stewardship District
2.30%, 05/01/2026	255	255
2.80%, 05/01/2031	465	464
3.13%, 05/01/2041	750	749
Village Community Development District No 13
3.00%, 05/01/2029	975	1,035
3.38%, 05/01/2034	980	1,057
Volusia County Educational Facility Authority
4.00%, 10/15/2037	740	857
5.00%, 10/15/2044	390	478
5.00%, 10/15/2049	730	890

Volusia County School Board
5.00%, 08/01/2024	2,100	2,344
Watergrass Community Development District II
2.00%, 05/01/2026	295	294
2.50%, 05/01/2031	310	308
West Villages Improvement District
4.00%, 05/01/2024	305	313
Westside Community Development District
3.50%, 05/01/2024(3)	465	474
Westside Haines City Community Development District
2.50%, 05/01/2026	125	125
3.00%, 05/01/2031	215	216

Total Florida		592,559

Georgia – 3.45%
Atlanta Development Authority
6.75%, 01/01/2035	2,200	1,599
7.00%, 01/01/2040	2,585	1,851
Atlanta Urban Redevelopment Agency
2.38%, 07/01/2026(3)	830	851
2.88%, 07/01/2031(3)	840	865
Augusta GA Airport Revenue
5.00%, 01/01/2027	370	408
Bartow County Development Authority
1.55%, 08/01/2043(2)	3,000	3,024
Brookhaven Development Authority
5.00%, 07/01/2025	1,400	1,617
5.00%, 07/01/2031	650	834
5.00%, 07/01/2032	1,000	1,281
5.00%, 07/01/2033	1,135	1,451
5.00%, 07/01/2037	1,800	2,283
City of Atlanta GA Department of Aviation
4.00%, 07/01/2038	255	305
5.00%, 07/01/2024	615	681
5.00%, 07/01/2024	1,530	1,695
5.00%, 07/01/2026	580	686
5.00%, 07/01/2026	1,210	1,441
5.00%, 07/01/2027	2,635	3,230
5.00%, 01/01/2029	875	948
5.00%, 07/01/2032	250	327
5.00%, 07/01/2033	350	457
5.00%, 07/01/2034	250	325
5.00%, 07/01/2035	350	455
5.00%, 07/01/2036	350	454
5.00%, 07/01/2037	385	498
City of Atlanta GA Water & Wastewater Revenue
5.00%, 11/01/2040	14,595	16,645
Cobb County Kennestone Hospital Authority
4.00%, 04/01/2033	500	597
5.00%, 04/01/2047	1,150	1,371
Columbus Medical Center Hospital Authority
5.00%, 07/01/2054(2)	2,700	3,378
5.00%, 07/01/2054(2)	3,330	3,895
Coweta County Residential Care Facilities for the Elderly Authority
4.00%, 03/01/2031	1,260	1,389
4.00%, 03/01/2041	935	1,019
DeKalb Private Hospital Authority
5.00%, 07/01/2027	1,235	1,517
Development Authority for Fulton County
5.00%, 04/01/2023	300	317
5.00%, 06/15/2044	580	722
5.00%, 04/01/2047	1,750	2,086
Development Authority of Burke County
0.09%, 07/01/2049(2)	40,090	40,090
0.12%, 11/01/2052(2)	27,545	27,545
1.50%, 01/01/2040(2)	4,000	4,093
1.70%, 12/01/2049(2)	2,400	2,472
2.25%, 10/01/2032(2)	2,800	2,869
2.93%, 11/01/2053(2)	2,940	3,091
3.25%, 11/01/2045(2)	3,000	3,230
Development Authority Of The City Of Marietta
5.00%, 11/01/2037(3)	625	697
5.00%, 11/01/2047(3)	500	549
Fayette County Hospital Authority
5.00%, 07/01/2054(2)	1,300	1,419
Fulton County Residential Care Facilities for the Elderly Authority
4.00%, 04/01/2051(3)	1,500	1,600
5.00%, 04/01/2047(3)	700	779
5.00%, 04/01/2054(3)	550	611
Gainesville & Hall County Hospital Authority
5.50%, 02/15/2042	650	781

George L Smith II Congress Center Authority
2.38%, 01/01/2031	1,250	1,303
4.00%, 01/01/2036	1,500	1,732
4.00%, 01/01/2054	2,115	2,398
5.00%, 01/01/2054(3)	5,500	6,399
Georgia State Road & Tollway Authority
5.00%, 06/01/2022	1,500	1,530
5.00%, 06/01/2022	3,500	3,569
5.00%, 06/01/2023	1,000	1,067
5.00%, 06/01/2023	3,250	3,464
5.00%, 06/01/2031	2,000	2,612
5.00%, 06/01/2032	2,000	2,605
Griffin-Spalding County Hospital Authority
3.00%, 04/01/2027	635	706
LaGrange-Troup County Hospital Authority
5.00%, 04/01/2024	500	551
Macon-Bibb County Urban Development Authority
5.75%, 06/15/2037(3)	1,000	1,154
Main Street Natural Gas, Inc.
0.82% (1 Month LIBOR USD + 0.75%), 04/01/2048(1)	6,400	6,432
0.90% (1 Month LIBOR USD + 0.83%), 08/01/2048(1)	1,700	1,713
4.00%, 03/01/2023	545	568
4.00%, 04/01/2048(2)	3,000	3,163
4.00%, 08/01/2048(2)	7,975	8,470
4.00%, 08/01/2049(2)	52,070	56,828
4.00%, 03/01/2050(2)	20,000	22,642
4.00%, 05/01/2052(2)	7,335	8,608
4.00%, 07/01/2052(2)	12,855	14,857
5.00%, 05/15/2027	3,000	3,593
5.00%, 05/15/2028	2,500	3,057
5.00%, 05/15/2043	4,520	5,436
Municipal Electric Authority of Georgia
3.00%, 11/01/2022	600	613
4.00%, 11/01/2023	805	857
4.00%, 01/01/2034	1,800	2,145
4.00%, 01/01/2035	1,500	1,784
4.00%, 01/01/2046	400	460
4.00%, 01/01/2046	590	673
4.00%, 01/01/2051	220	247
5.00%, 01/01/2024	830	904
5.00%, 01/01/2025	350	396
5.00%, 01/01/2025	900	1,018
5.00%, 01/01/2025	950	1,074
5.00%, 01/01/2026	300	350
5.00%, 01/01/2026	320	374
5.00%, 01/01/2026	1,000	1,167
5.00%, 01/01/2027	300	360
5.00%, 01/01/2027	1,500	1,800
5.00%, 11/01/2027	200	245
5.00%, 01/01/2028	25	31
5.00%, 01/01/2028	750	920
5.00%, 11/01/2028	275	345
5.00%, 11/01/2029	300	383
5.00%, 01/01/2030	1,000	1,234
5.00%, 01/01/2031	685	850
5.00%, 01/01/2033	1,200	1,484
5.00%, 01/01/2034	1,080	1,390
5.00%, 01/01/2035	465	574
5.00%, 01/01/2039	605	743
5.00%, 01/01/2049	3,610	4,382
5.00%, 01/01/2056	190	230
5.00%, 01/01/2056	280	342
5.00%, 01/01/2056	1,930	2,353
5.00%, 01/01/2062	700	857
5.00%, 01/01/2062	1,155	1,415
5.00%, 01/01/2063	515	624
Private Colleges & Universities Authority
4.00%, 04/01/2037	1,000	1,188
4.00%, 09/01/2037	8,350	10,042
4.00%, 09/01/2038	4,665	5,601
4.00%, 04/01/2044	1,525	1,785
5.00%, 10/01/2023	300	324
5.00%, 04/01/2027	1,900	2,096
5.00%, 04/01/2028	400	495
5.00%, 04/01/2034	780	1,014
5.00%, 04/01/2044	1,000	1,103
Savannah Economic Development Authority
7.25%, 01/01/2049	120	136
State of Georgia
4.00%, 08/01/2034	6,455	7,931
5.00%, 07/01/2023	1,000	1,071

Total Georgia		380,195

Guam – 0.15%
Guam Department of Education
3.63%, 02/01/2025	750	783
Guam Government Waterworks Authority
5.00%, 07/01/2035	1,550	1,678
Territory of Guam
4.00%, 01/01/2042	2,040	2,299
5.00%, 01/01/2026	675	675
5.00%, 11/01/2027	430	517
5.00%, 01/01/2028	375	452
5.00%, 11/01/2028	485	594
5.00%, 01/01/2029	850	1,042
5.00%, 11/01/2029	485	603
5.00%, 01/01/2030	750	934
5.00%, 11/01/2030	250	316
5.00%, 01/01/2031	625	795
5.00%, 11/15/2031	2,100	2,425
5.00%, 11/01/2035	875	1,105
5.00%, 11/01/2040	1,000	1,247
5.25%, 01/01/2036	1,265	1,265

Total Guam		16,730

Hawaii – 0.81%
City & County of Honolulu HI
5.00%, 09/01/2024	1,275	1,431
5.00%, 11/01/2024	1,895	2,071
5.00%, 11/01/2028	540	659
5.00%, 03/01/2029	9,000	11,519
5.00%, 10/01/2029	2,000	2,319
5.00%, 11/01/2029	1,800	2,242
5.00%, 07/01/2034	810	1,055
5.00%, 07/01/2035	1,345	1,749
State of Hawaii
5.00%, 08/01/2023	1,925	2,069
5.00%, 01/01/2030	2,330	2,960
5.00%, 01/01/2032	12,800	16,147
5.00%, 01/01/2033	9,500	11,965
State of Hawaii Airports System Revenue
5.00%, 07/01/2031	1,275	1,558
5.00%, 07/01/2032	1,500	1,830
5.00%, 07/01/2033	1,425	1,739
State of Hawaii Department of Budget & Finance
4.00%, 03/01/2037	1,090	1,206
State of Hawaii Harbor System Revenue
4.00%, 07/01/2034	2,000	2,394
4.00%, 07/01/2035	2,320	2,773
4.00%, 07/01/2036	545	657
4.00%, 07/01/2039	1,000	1,195
University of Hawaii
5.00%, 10/01/2028	4,015	5,089
5.00%, 10/01/2028	4,445	5,634
5.00%, 10/01/2029	1,225	1,587
5.00%, 10/01/2030	5,350	7,073

Total Hawaii		88,921

Idaho – 0.23%
Idaho Health Facilities Authority
4.00%, 03/01/2034	400	485
4.00%, 03/01/2035	250	303
4.00%, 03/01/2039	700	835
4.00%, 03/01/2040	835	995
4.00%, 03/01/2041	850	1,010
4.00%, 03/01/2046	2,900	3,408
4.00%, 03/01/2051	1,370	1,602
5.00%, 03/01/2034	3,155	3,441
Idaho Housing & Finance Association
4.00%, 07/15/2036	500	605
4.00%, 07/15/2037	645	778
4.00%, 07/15/2038	2,500	3,011
4.00%, 07/15/2039	2,750	3,292
4.00%, 01/01/2050	230	253
5.00%, 07/15/2034	600	791
5.00%, 07/15/2035	875	1,152
Spring Valley Community Infrastructure District No 1
3.75%, 09/01/2051(3)	3,512	3,529

Total Idaho		25,490

Illinois – 7.88%
Champaign County Community Unit School District No 4 Champaign
0.00%, 01/01/2025	485	474
Chicago Board of Education
0.00%, 12/01/2025	265	254
0.00%, 12/01/2025	345	329
5.00%, 12/01/2022	500	521

5.00%, 12/01/2023	2,000	2,166
5.00%, 12/01/2024	130	146
5.00%, 12/01/2024	2,175	2,435
5.00%, 12/01/2025	2,500	2,899
5.00%, 12/01/2026	145	171
5.00%, 12/01/2026	3,660	4,320
5.00%, 12/01/2028	310	380
5.00%, 12/01/2028	1,270	1,558
5.00%, 12/01/2029	540	672
5.00%, 12/01/2030	2,000	2,490
5.00%, 12/01/2030	2,430	3,026
5.00%, 12/01/2031	2,185	2,712
5.00%, 12/01/2031	5,000	6,302
5.00%, 12/01/2033	300	363
5.00%, 12/01/2034	250	307
5.00%, 12/01/2034	5,990	7,506
5.00%, 12/01/2035	1,380	1,727
5.00%, 12/01/2036	500	625
5.00%, 12/01/2037	1,380	1,721
5.00%, 12/01/2038	400	498
5.00%, 12/01/2040	500	620
5.00%, 12/01/2041	785	789
5.00%, 12/01/2042	200	207
5.00%, 12/01/2046	1,455	1,729
5.25%, 12/01/2041	3,000	3,015
6.50%, 12/01/2046	100	123
6.75%, 12/01/2030(3)	1,500	1,960
7.00%, 12/01/2046(3)	400	515
Chicago Midway International Airport
4.00%, 01/01/2033	1,915	2,111
5.00%, 01/01/2027	1,800	2,085
5.00%, 01/01/2030	865	939
5.00%, 01/01/2032	2,000	2,168
5.00%, 01/01/2034	1,000	1,082
5.00%, 01/01/2041	835	967
5.00%, 01/01/2046	300	347
5.50%, 01/01/2028	5,000	5,248
Chicago O’Hare International Airport
4.00%, 01/01/2035	4,060	4,815
4.00%, 01/01/2036	3,285	3,886
5.00%, 01/01/2022	520	520
5.00%, 01/01/2023	1,000	1,047
5.00%, 01/01/2024	1,865	2,027
5.00%, 01/01/2025	415	468
5.00%, 01/01/2027	520	622
5.00%, 01/01/2028	1,000	1,189
5.00%, 01/01/2028	1,500	1,849
5.00%, 01/01/2030	520	643
5.00%, 01/01/2030	2,000	2,255
5.00%, 01/01/2030	3,105	3,477
5.00%, 01/01/2031	660	779
5.00%, 01/01/2031	700	782
5.00%, 01/01/2031	835	1,031
5.00%, 01/01/2032	1,140	1,404
5.00%, 01/01/2032	1,300	1,451
5.00%, 01/01/2032	11,555	13,020
5.00%, 01/01/2033	345	401
5.00%, 01/01/2033	1,200	1,475
5.00%, 01/01/2033	2,520	2,840
5.00%, 07/01/2033	550	664
5.00%, 01/01/2034	400	465
5.00%, 01/01/2035	1,285	1,575
5.00%, 01/01/2036	430	499
5.00%, 01/01/2037	1,200	1,465
5.00%, 01/01/2042	500	587
5.00%, 01/01/2048	880	1,070
5.00%, 01/01/2048	1,025	1,229
5.00%, 01/01/2053	615	746
Chicago Park District
4.00%, 01/01/2022	500	500
5.00%, 01/01/2029	3,000	3,276
5.00%, 01/01/2036	480	480
5.00%, 01/01/2044	5,700	7,004
Chicago Transit Authority
5.00%, 06/01/2022	265	270
5.00%, 06/01/2023	240	255
5.00%, 06/01/2024	200	221
5.00%, 06/01/2025	200	229
5.00%, 06/01/2026	160	189
5.00%, 06/01/2026	8,275	9,800

Chicago Transit Authority Capital Grant Receipts Revenue
5.00%, 06/01/2029	1,500	1,906
City of Chicago IL
5.00%, 01/01/2022	460	460
5.00%, 01/01/2023	1,000	1,047
5.00%, 01/01/2027	500	568
5.00%, 01/01/2027	2,000	2,357
5.00%, 01/01/2031	1,000	1,232
5.00%, 01/01/2032	5,000	6,248
5.00%, 01/01/2035	750	866
5.00%, 01/01/2035	2,650	2,872
5.00%, 01/01/2039	1,200	1,444
5.25%, 01/01/2027	2,435	2,750
5.50%, 01/01/2035	1,000	1,136
5.63%, 01/01/2031	1,500	1,817
5.75%, 01/01/2034	2,000	2,425
City of Chicago IL Motor Fuel Tax Revenue
5.00%, 01/01/2025	2,000	2,182
City of Chicago IL Wastewater Transmission Revenue
5.00%, 01/01/2023	450	471
5.00%, 01/01/2024	500	545
5.00%, 01/01/2028	3,000	3,011
5.00%, 01/01/2028	2,900	3,139
5.00%, 01/01/2029	1,300	1,404
5.00%, 01/01/2030	1,000	1,198
5.00%, 01/01/2030	1,310	1,479
5.00%, 01/01/2033	2,000	2,251
5.00%, 01/01/2039	1,000	1,120
5.00%, 01/01/2044	5,000	5,386
City of Chicago IL Waterworks Revenue
4.00%, 11/01/2023	1,025	1,055
5.00%, 11/01/2022	1,000	1,039
5.00%, 11/01/2023	650	704
5.00%, 11/01/2024	250	281
5.00%, 11/01/2024	1,000	1,122
5.00%, 11/01/2024	1,150	1,291
5.00%, 11/01/2025	1,000	1,123
5.00%, 11/01/2026	1,000	1,122
5.00%, 11/01/2033	500	555
City of Galesburg IL
4.00%, 10/01/2036	565	657
5.00%, 10/01/2029	300	370
5.00%, 10/01/2031	325	412
City of Springfield IL
5.00%, 12/01/2024	340	382
5.00%, 12/01/2025	395	457
5.00%, 12/01/2026	160	180
City of Sterling IL
4.00%, 11/01/2031	500	605
4.00%, 11/01/2032	500	604
City of Waukegan IL
4.00%, 12/30/2024	540	592
City of Waukegan IL Water & Sewer System Revenue
4.00%, 12/30/2036	500	590
5.00%, 12/30/2031	635	820
Community Unit School District Number 427 DeKalb & Kane Counties Illinois
4.00%, 02/01/2032	700	827
4.00%, 02/01/2035	350	411
4.00%, 02/01/2037	535	623
4.00%, 02/01/2039	415	480
4.00%, 02/01/2041	475	548
Cook County Community College District No 508
5.25%, 12/01/2028	1,150	1,240
Cook County School District No 87 Berkeley
3.00%, 12/01/2034	1,000	1,109
3.00%, 12/01/2037	1,000	1,105
3.00%, 12/01/2038	1,000	1,103
Cook Kane Lake & McHenry Counties Community College District No 512
5.00%, 12/01/2024	850	962
County of Cook IL
4.00%, 11/15/2026	555	639
4.00%, 11/15/2027	560	655
4.00%, 11/15/2028	280	332
5.00%, 11/15/2022	1,200	1,249
5.00%, 11/15/2023	350	380
5.00%, 11/15/2023	3,090	3,361
5.00%, 11/15/2024	375	423
5.00%, 11/15/2025	375	438
5.00%, 11/15/2026	750	903
5.00%, 11/15/2026	1,450	1,745
5.00%, 11/15/2029	1,000	1,191

5.00%, 11/15/2030	500	594
5.00%, 11/15/2032	2,000	2,612
5.00%, 11/15/2033	2,350	3,062
5.00%, 11/15/2034	1,200	1,419
County of Cook IL Sales Tax Revenue
5.00%, 11/15/2029	1,085	1,129
5.00%, 11/15/2033	2,795	3,423
5.25%, 11/15/2035	3,000	3,724
County of Kendall IL
5.00%, 12/15/2024	2,190	2,458
County of Sangamon IL
3.00%, 12/15/2032	500	543
3.00%, 12/15/2038	700	749
4.00%, 12/15/2030	525	624
4.00%, 12/15/2036	500	584
Crawford Hospital District
4.00%, 01/01/2041	580	638
Illinois Finance Authority
2.25%, 11/15/2042(2)	500	503
3.00%, 07/01/2035	2,250	2,343
3.63%, 02/15/2032	355	397
3.75%, 02/15/2034	200	224
4.00%, 05/15/2023	20	21
4.00%, 05/15/2023	170	176
4.00%, 10/01/2028(3)	280	314
4.00%, 11/01/2028	235	271
4.00%, 10/01/2029(3)	405	457
4.00%, 10/01/2030(3)	630	715
4.00%, 11/01/2030	250	295
4.00%, 11/01/2030	2,500	2,859
4.00%, 10/01/2031(3)	620	709
4.00%, 10/01/2032(3)	340	388
4.00%, 10/01/2033(3)	375	426
4.00%, 08/01/2034	1,050	1,234
4.00%, 08/01/2035	1,625	1,902
4.00%, 02/15/2036	800	907
4.00%, 07/15/2037	3,090	3,754
4.00%, 08/01/2037	1,160	1,351
4.00%, 08/15/2037	4,350	5,240
4.00%, 07/15/2038	4,105	4,977
4.00%, 08/01/2038	1,165	1,351
4.00%, 08/15/2038	4,100	4,930
4.00%, 07/15/2039	6,280	7,598
4.00%, 02/15/2041	5	6
4.00%, 02/15/2041	130	151
4.13%, 08/15/2037	1,090	1,190
4.75%, 05/15/2033	125	132
4.75%, 05/15/2033	835	864
5.00%, 07/01/2022	1,000	1,024
5.00%, 11/15/2023	1,680	1,823
5.00%, 12/01/2023	1,880	2,038
5.00%, 01/01/2024	250	272
5.00%, 02/15/2024	215	236
5.00%, 05/15/2024	350	387
5.00%, 02/15/2025	695	794
5.00%, 07/01/2025	225	257
5.00%, 07/15/2025	230	265
5.00%, 08/01/2025	1,605	1,833
5.00%, 02/15/2026	360	424
5.00%, 02/15/2026	1,345	1,588
5.00%, 07/01/2026	240	282
5.00%, 08/15/2026	1,500	1,794
5.00%, 07/01/2027	600	720
5.00%, 08/15/2027	2,000	2,457
5.00%, 03/01/2028	15	18
5.00%, 05/15/2028	12,620	15,713
5.00%, 07/01/2028	750	919
5.00%, 09/01/2028	500	619
5.00%, 01/01/2029	1,650	1,986
5.00%, 02/15/2029	1,445	1,741
5.00%, 10/01/2029	505	644
5.00%, 12/01/2029	340	402
5.00%, 02/15/2030	1,240	1,492
5.00%, 07/01/2030	275	323
5.00%, 07/15/2030	710	872
5.00%, 09/01/2030	430	539
5.00%, 10/01/2030	565	716
5.00%, 11/01/2030	1,455	1,738
5.00%, 11/15/2030	2,000	2,276
5.00%, 01/01/2031	3,545	4,196
5.00%, 02/15/2031	300	361

5.00%, 05/15/2031	5,000	6,209
5.00%, 07/01/2031	1,420	1,705
5.00%, 08/15/2031	1,525	1,994
5.00%, 08/15/2032	730	972
5.00%, 05/15/2033	795	835
5.00%, 08/15/2033	250	299
5.00%, 10/01/2033	500	637
5.00%, 10/01/2033	700	879
5.00%, 01/01/2034	605	713
5.00%, 02/15/2034	1,890	2,266
5.00%, 07/01/2034	300	352
5.00%, 07/01/2034	10,000	13,115
5.00%, 08/15/2034	2,500	3,048
5.00%, 08/15/2034	2,310	3,056
5.00%, 10/01/2034	430	547
5.00%, 11/15/2034	300	340
5.00%, 11/15/2034	3,000	3,402
5.00%, 08/15/2035	100	114
5.00%, 08/15/2035	600	717
5.00%, 10/01/2035	400	508
5.00%, 10/01/2035	4,470	5,146
5.00%, 02/15/2036	905	1,082
5.00%, 07/01/2036	830	974
5.00%, 08/15/2036	1,000	1,195
5.00%, 10/01/2036	620	775
5.00%, 01/01/2037	2,785	3,353
5.00%, 05/15/2037	395	449
5.00%, 05/15/2037	1,050	1,202
5.00%, 08/15/2037	1,000	1,195
5.00%, 11/15/2038	3,795	4,293
5.00%, 02/15/2041	1,075	1,282
5.00%, 05/15/2041	400	471
5.00%, 08/01/2042	120	139
5.00%, 01/01/2044	4,145	4,942
5.00%, 08/15/2044	200	228
5.00%, 12/01/2046	5,950	6,929
5.00%, 05/15/2047	100	112
5.00%, 08/01/2049	140	162
5.00%, 05/15/2050(2)	1,625	1,795
5.00%, 05/15/2050(2)	2,170	2,558
5.00%, 05/15/2051	1,000	1,159
5.00%, 05/15/2056	1,630	1,879
5.00%, 07/15/2057(2)	11,305	11,805
5.13%, 05/15/2038	1,000	1,049
5.25%, 08/15/2031	500	603
5.25%, 07/01/2035	20,085	26,083
5.25%, 02/15/2037	380	412
5.25%, 05/15/2047	35	37
5.25%, 05/15/2047	245	254
5.25%, 05/15/2054	1,000	1,041
Illinois Housing Development Authority
0.80%, 07/01/2026	1,000	994
3.75%, 04/01/2050	675	739
Illinois Municipal Electric Agency
5.00%, 02/01/2022	1,280	1,285
5.00%, 02/01/2023	285	300
5.00%, 02/01/2031	470	541
Illinois Sports Facilities Authority
5.00%, 06/15/2030	750	935
5.00%, 06/15/2031	575	729
5.25%, 06/15/2032	1,735	1,887
Illinois State Toll Highway Authority
5.00%, 01/01/2024	935	1,020
5.00%, 01/01/2025	1,250	1,416
5.00%, 01/01/2026	1,550	1,816
5.00%, 01/01/2028	3,000	3,713
5.00%, 12/01/2031	235	273
5.00%, 12/01/2032	425	494
5.00%, 01/01/2034	1,300	1,589
5.00%, 01/01/2036	1,000	1,296
5.00%, 01/01/2036	2,875	3,228
5.00%, 01/01/2037	1,260	1,436
5.00%, 01/01/2041	2,190	2,801
5.00%, 01/01/2044	2,270	2,816
5.00%, 01/01/2045	12,810	16,244
Illinois State University
5.00%, 04/01/2032	1,745	2,137
Kane & DeKalb Counties Community Unit School District No 302 Kaneland
5.00%, 02/01/2025	4,125	4,652
5.00%, 02/01/2026	1,930	2,246

Lake County Community Unit School District No 60 Waukegan
5.00%, 01/01/2026	1,000	1,124
5.00%, 01/01/2027	100	113
5.00%, 01/01/2027	2,100	2,354
Macon & de Witt Counties Community Unit School District No 2 Maroa-Forsyth
4.00%, 12/01/2034	820	972
4.00%, 12/01/2035	870	1,030
4.00%, 12/01/2036	500	591
4.00%, 12/01/2037	400	472
4.00%, 12/01/2044	755	882
Macon County School District No 61 Decatur
4.00%, 01/01/2029	1,240	1,418
4.00%, 01/01/2033	1,950	2,198
4.00%, 01/01/2034	1,750	1,969
Madison County Community Unit School District No 8 Bethalto
4.00%, 12/01/2034	775	899
4.00%, 12/01/2040	1,965	2,256
McHenry County Community Unit School District No 12 Johnsburg
5.00%, 01/01/2026	925	1,007
McHenry County Community Unit School District No 200 Woodstock
0.00%, 01/15/2024	1,000	982
0.00%, 01/15/2025	1,000	967
0.00%, 01/15/2026	1,000	951
Metropolitan Pier & Exposition Authority
0.00%, 12/15/2023	165	162
0.00%, 06/15/2028	14,270	12,834
0.00%, 06/15/2029	2,540	2,223
0.00%, 12/15/2030	11,000	9,217
0.00%, 12/15/2034	550	413
0.00%, 12/15/2035	10,000	7,293
0.00%, 06/15/2037	1,490	1,004
0.00%, 06/15/2041	1,460	857
3.00%, 06/15/2024	1,125	1,171
4.00%, 06/15/2052	1,820	2,065
5.00%, 12/15/2026	2,000	2,042
5.00%, 12/15/2028	1,000	1,214
5.00%, 12/15/2028	2,815	2,874
5.00%, 12/15/2032	550	658
5.00%, 06/15/2042	4,090	4,176
5.00%, 06/15/2042	4,500	5,535
5.00%, 06/15/2050	16,465	19,758
5.00%, 06/15/2057	3,275	3,812
Metropolitan Water Reclamation District of Greater Chicago
5.25%, 12/01/2032	1,800	2,504
Northern Illinois University
4.00%, 10/01/2032	515	617
4.00%, 10/01/2034	1,000	1,193
4.00%, 10/01/2039	875	1,034
4.00%, 10/01/2040	800	943
4.00%, 10/01/2041	800	941
4.00%, 10/01/2043	975	1,142
Peoria Metropolitan Airport Authority
5.00%, 12/01/2026	1,375	1,664
Peoria Public Building Commission
5.00%, 12/01/2022	1,500	1,562
Railsplitter Tobacco Settlement Authority
5.00%, 06/01/2022	1,000	1,019
5.00%, 06/01/2023	1,740	1,852
5.00%, 06/01/2024	5,275	5,832
Sales Tax Securitization Corp.
5.00%, 01/01/2025	1,000	1,128
5.00%, 01/01/2025	4,000	4,511
5.00%, 01/01/2026	2,000	2,331
5.00%, 01/01/2029	1,000	1,260
Sangamon Logan & Menard Counties Community Unit School Distributors No 15 Williamsville
5.00%, 12/01/2027	325	399
5.00%, 12/01/2029	710	911
5.00%, 12/01/2031	600	761
5.00%, 12/01/2032	400	507
5.00%, 12/01/2033	375	475
Southern Illinois University
4.00%, 04/01/2029	200	235
4.00%, 04/01/2030	525	624
4.00%, 04/01/2035	300	354
4.00%, 04/01/2039	500	586
5.00%, 04/01/2032	240	307
5.00%, 04/01/2033	300	384
Southwestern Illinois Development Authority
4.00%, 04/15/2031	1,000	1,195
State of Illinois
4.00%, 03/01/2022	7,665	7,711

4.00%, 01/01/2023	330	331
4.00%, 03/01/2023	5,000	5,208
4.00%, 03/01/2024	4,000	4,295
5.00%, 03/01/2022	590	594
5.00%, 08/01/2022	3,000	3,083
5.00%, 09/01/2022	1,340	1,381
5.00%, 11/01/2022	570	592
5.00%, 02/01/2023	200	210
5.00%, 02/01/2023	235	247
5.00%, 03/01/2023	2,320	2,443
5.00%, 09/01/2023	1,365	1,467
5.00%, 09/01/2024	1,365	1,522
5.00%, 11/01/2024	7,290	8,172
5.00%, 02/01/2025	455	496
5.00%, 05/01/2025	3,050	3,353
5.00%, 06/01/2025	880	1,005
5.00%, 10/01/2025	355	409
5.00%, 10/01/2025	10,000	11,532
5.00%, 11/01/2025	2,040	2,358
5.00%, 11/01/2025	13,705	15,839
5.00%, 12/01/2025	7,500	8,688
5.00%, 06/01/2026	125	147
5.00%, 10/01/2026	2,270	2,688
5.00%, 12/01/2026	4,000	4,755
5.00%, 01/01/2027	2,000	2,310
5.00%, 02/01/2027	1,635	1,951
5.00%, 11/01/2027	1,040	1,259
5.00%, 02/01/2028	1,000	1,183
5.00%, 05/01/2028	265	291
5.00%, 11/01/2028	3,000	3,611
5.00%, 02/01/2029	1,000	1,182
5.00%, 04/01/2029	605	662
5.00%, 11/01/2029	2,290	2,751
5.00%, 10/01/2030	3,575	4,570
5.00%, 01/01/2031	11,000	11,037
5.00%, 10/01/2031	1,750	2,228
5.00%, 10/01/2031	7,300	8,923
5.00%, 05/01/2032	800	877
5.00%, 05/01/2034	2,500	2,740
5.00%, 05/01/2038	1,200	1,445
5.13%, 05/01/2022	325	330
5.25%, 02/01/2029	3,720	4,068
5.25%, 02/01/2030	100	109
5.25%, 12/01/2030	11,685	14,205
5.25%, 02/01/2031	760	831
5.50%, 07/01/2024	1,000	1,076
5.50%, 05/01/2025	840	971
5.50%, 07/01/2025	400	430
5.50%, 07/01/2038	1,500	1,607
State of Illinois Sales Tax Revenue
5.00%, 06/15/2023	510	543
5.00%, 06/15/2024	590	653
5.00%, 06/15/2024	4,905	5,222
5.00%, 06/15/2025	340	389
5.00%, 06/15/2025	4,190	4,455
5.00%, 06/15/2026	500	588
5.00%, 06/15/2027	1,000	1,205
Tender Option Bond Trust Receipts/Certificates
0.16%, 08/15/2048(2)(3)	3,100	3,100
0.17%, 01/01/2037(2)(3)	3,900	3,900
0.18%, 06/15/2036(2)(3)	2,100	2,100
0.18%, 06/15/2048(2)(3)	700	700
0.18%, 12/01/2049(2)(3)	1,900	1,900
0.18%, 12/01/2049(2)(3)	5,700	5,700
University of Illinois
3.00%, 04/01/2034	3,400	3,768
4.00%, 04/01/2036	1,500	1,725
Upper Illinois River Valley Development Authority
5.25%, 12/01/2037(3)	2,005	2,160
Village of Bolingbrook IL
4.00%, 03/01/2023	500	520
4.00%, 03/01/2025	500	550
4.00%, 03/01/2027	1,000	1,150
Village of Hillside IL
5.00%, 01/01/2024	625	643
Will County Community Unit School District No 365 Valley View
0.00%, 11/01/2025	1,520	1,464
0.00%, 11/01/2026	905	863
5.00%, 11/01/2023	420	455
5.00%, 11/01/2024	2,390	2,689
5.00%, 11/01/2026	1,800	2,161

Woodford Lasalle Livingston Etc Counties Community Unit Distributors No 6 Fieldcrest
4.00%, 12/01/2034	1,000	1,166
4.00%, 12/01/2036	1,095	1,273

Total Illinois		867,882

Indiana – 1.58%
Ball State University
5.00%, 07/01/2033	955	1,159
City of Whiting IN
5.00%, 12/01/2044(2)	21,625	25,696
5.00%, 11/01/2045(2)	3,000	3,115
County of St Joseph IN
5.00%, 04/01/2033	1,245	1,531
Indiana Finance Authority
0.28%, 12/15/2045(2)	22,800	22,800
0.40%, 10/01/2031(2)	600	600
0.65%, 08/01/2025	2,250	2,234
0.70%, 12/01/2046(2)	8,525	8,506
0.75%, 12/01/2038(2)	500	498
0.95%, 12/01/2038(2)	900	894
1.40%, 08/01/2029(2)	2,500	2,487
1.65%, 12/01/2042(2)	2,145	2,145
2.25%, 12/01/2058(2)	1,285	1,350
2.50%, 11/01/2030	1,000	1,020
4.00%, 10/01/2035	620	764
4.00%, 10/01/2036	1,100	1,352
4.00%, 11/15/2043	1,070	1,225
4.13%, 12/01/2026	7,055	7,732
5.00%, 12/01/2024	3,000	3,402
5.00%, 05/01/2026	1,100	1,304
5.00%, 11/01/2026	1,200	1,444
5.00%, 05/01/2027	700	853
5.00%, 05/01/2029	685	873
5.00%, 11/01/2029	2,350	2,882
5.00%, 09/01/2031	440	517
5.00%, 06/01/2032	2,750	2,789
5.00%, 10/01/2035	930	1,242
5.00%, 03/01/2036	4,000	4,530
5.00%, 09/01/2036	1,000	1,176
5.00%, 06/01/2039	1,200	1,216
5.00%, 07/01/2048	3,840	4,097
5.25%, 02/01/2033	2,500	2,899
5.25%, 01/01/2051	5,450	5,835
Indiana Health Facility Financing Authority
2.00%, 11/15/2036(2)	2,070	2,108
Indiana Housing & Community Development Authority
3.00%, 07/01/2050	915	985
3.00%, 07/01/2051	990	1,063
3.50%, 01/01/2049	1,105	1,192
5.00%, 01/01/2022	655	655
5.00%, 07/01/2022	560	573
5.00%, 01/01/2023	575	602
5.00%, 01/01/2024	285	311
5.00%, 01/01/2024	500	544
5.00%, 07/01/2024	295	328
5.00%, 07/01/2024	500	555
5.00%, 01/01/2025	300	339
5.00%, 01/01/2025	1,245	1,404
5.00%, 01/01/2026	300	350
5.00%, 01/01/2026	600	698
5.00%, 07/01/2026	320	378
5.00%, 07/01/2026	400	471
5.00%, 01/01/2027	300	359
5.00%, 01/01/2027	575	686
5.00%, 07/01/2027	300	363
5.00%, 07/01/2027	400	483
5.00%, 01/01/2028	600	732
5.00%, 07/01/2028	500	617
Indianapolis Local Public Improvement Bond Bank
5.00%, 01/01/2022	755	755
5.00%, 06/01/2022	250	255
5.00%, 01/01/2023	285	298
5.00%, 06/01/2023	435	463
5.00%, 07/15/2023	300	322
5.00%, 07/15/2024	1,000	1,115
5.00%, 01/01/2025	1,195	1,346
5.00%, 06/01/2025	3,600	4,125
5.00%, 07/15/2025	750	864
5.00%, 01/15/2026	720	841
5.00%, 06/01/2026	3,300	3,902
5.00%, 01/15/2027	700	841

5.00%, 01/01/2028	455	492
5.00%, 01/15/2028	500	615
5.00%, 01/01/2029	1,000	1,174
5.00%, 01/01/2030	3,530	3,812
5.00%, 01/01/2031	1,000	1,173
5.00%, 01/01/2032	5,000	5,582
5.00%, 02/01/2054	2,020	2,473
Lebanon Middle School Building Corp.
5.00%, 01/10/2023	1,065	1,115
5.00%, 07/10/2023	1,740	1,860
Muncie Sanitary District
5.00%, 07/01/2029	525	662
5.00%, 01/01/2030	665	845
Tender Option Bond Trust Receipts/Certificates
0.16%, 12/01/2028(2)(3)	1,700	1,700
Westfield-Washington Multi-School Building Corp.
5.00%, 01/15/2028	390	454
5.00%, 01/15/2029	540	628
5.00%, 01/15/2030	700	814

Total Indiana		174,489

Iowa – 0.30%
City of Coralville IA
4.00%, 06/01/2026	415	451
4.00%, 06/01/2028	300	331
4.00%, 05/01/2030	905	927
4.00%, 06/01/2034	890	970
Dubuque Community School District
3.00%, 07/01/2036	600	661
3.00%, 07/01/2037	675	742
3.00%, 07/01/2038	500	549
Iowa Finance Authority
1.50%, 01/01/2042(2)	1,370	1,379
4.75%, 08/01/2042	1,180	1,200
5.00%, 05/15/2043	270	307
5.00%, 05/15/2048	335	379
5.25%, 12/01/2025	3,000	3,221
Iowa Higher Education Loan Authority
4.00%, 10/01/2030	380	444
4.00%, 10/01/2031	395	465
4.00%, 10/01/2032	140	163
4.00%, 10/01/2033	275	319
4.00%, 10/01/2036	325	372
Iowa Student Loan Liquidity Corp.
5.00%, 12/01/2025	1,000	1,154
5.00%, 12/01/2025	1,775	2,041
5.00%, 12/01/2028	1,640	2,013
Iowa Tobacco Settlement Authority
0.38%, 06/01/2030	215	215
PEFA, Inc.
5.00%, 09/01/2049(2)	13,000	15,194

Total Iowa		33,497

Kansas – 0.31%
City of Lenexa KS
5.00%, 05/15/2039	325	361
City of Manhattan KS
4.00%, 06/01/2026	315	344
4.00%, 06/01/2028	300	333
4.00%, 06/01/2036	500	552
City of Prairie Village KS
2.88%, 04/01/2030	440	441
3.13%, 04/01/2036	500	498
Johnson County Unified School District No 232 de Soto
5.00%, 09/01/2022	350	361
Kansas Development Finance Authority
5.00%, 11/15/2032	7,325	7,448
5.00%, 11/15/2054(2)	4,710	6,263
5.00%, 11/15/2054(2)	14,000	17,690

Total Kansas		34,291

Kentucky – 1.34%
City of Ashland KY
4.00%, 02/01/2034	500	575
4.00%, 02/01/2038	620	708
5.00%, 02/01/2028	255	312
5.00%, 02/01/2032	395	490
City of Berea KY
0.10%, 06/01/2032(2)	1,700	1,700
City of Russell KY
5.00%, 11/01/2022	3,200	3,324
County of Carroll KY
1.55%, 09/01/2042(2)	10,750	11,044
1.75%, 10/01/2034(2)	1,045	1,074

County of Trimble KY
1.30%, 09/01/2044(2)	3,000	3,026
Kentucky Asset Liability Commission
5.00%, 09/01/2024	1,000	1,118
5.00%, 09/01/2025	1,250	1,448
Kentucky Economic Development Finance Authority
0.17%, 05/01/2034(2)	4,600	4,600
5.00%, 08/01/2030	2,160	2,747
5.00%, 05/15/2031	350	375
5.00%, 06/01/2037	325	381
5.00%, 06/01/2041	225	263
5.00%, 06/01/2045	1,000	1,166
5.00%, 12/01/2045	300	367
5.00%, 05/15/2046	500	526
5.00%, 12/01/2047	375	390
5.00%, 05/15/2051	325	341
5.25%, 06/01/2041	725	855
6.00%, 11/15/2036	275	286
6.25%, 11/15/2046	2,325	2,423
6.38%, 11/15/2051	250	262
Kentucky Housing Corp.
1.16%, 02/01/2023(2)	3,000	3,002
Kentucky Public Energy Authority
4.00%, 04/01/2048(2)	5,000	5,342
4.00%, 01/01/2049(2)	12,500	13,621
4.00%, 12/01/2049(2)	10,000	10,953
4.00%, 12/01/2049(2)	11,270	12,355
4.00%, 02/01/2050(2)	6,500	7,527
4.00%, 12/01/2050(2)	16,560	18,717
Kentucky Public Transportation Infrastructure Authority
5.75%, 07/01/2049	1,060	1,147
6.00%, 07/01/2053	970	1,053
Kentucky State Property & Building Commission
5.00%, 11/01/2026	1,495	1,796
5.00%, 04/01/2027	1,000	1,214
5.00%, 11/01/2027	2,435	2,921
5.00%, 05/01/2029	1,000	1,211
5.00%, 05/01/2029	1,025	1,268
5.00%, 11/01/2031	1,685	2,105
5.00%, 05/01/2032	270	333
Kentucky State University
3.00%, 11/01/2032	160	180
4.00%, 11/01/2034	130	159
4.00%, 11/01/2038	500	613
4.00%, 11/01/2041	445	538
4.00%, 11/01/2046	500	598
5.00%, 11/01/2029	250	319
5.00%, 11/01/2031	180	239
Louisville & Jefferson County Metropolitan Government
5.00%, 10/01/2023	1,565	1,690
5.00%, 12/01/2028	430	438
5.00%, 12/01/2029	1,250	1,274
5.00%, 10/01/2030	2,500	2,965
5.00%, 10/01/2032	430	509
Louisville/Jefferson County Metropolitan Government
5.00%, 10/01/2037	1,200	1,503
5.00%, 10/01/2047(2)	740	886
5.00%, 10/01/2047(2)	1,100	1,406
5.00%, 10/01/2047(2)	2,165	2,339
Tender Option Bond Trust Receipts/Certificates
0.17%, 02/15/2026(2)(3)	2,400	2,400
0.18%, 07/01/2037(2)(3)	800	800
0.35%, 11/01/2060(2)(3)	4,500	4,500

Total Kentucky		147,722

Louisiana – 1.61%
City of Youngsville LA
4.00%, 05/01/2036	250	298
4.00%, 05/01/2038	250	297
4.00%, 05/01/2040	250	298
East Baton Rouge Sewerage Commission
5.00%, 02/01/2031	1,000	1,298
Greater New Orleans Expressway Commission
5.00%, 11/01/2034	1,000	1,160
Greater Ouachita Water Co.
5.00%, 09/01/2027	1,000	1,224
5.00%, 09/01/2028	960	1,204
5.00%, 09/01/2029	365	468
Jefferson Parish Economic Development & Port District
5.50%, 06/15/2038(3)	600	685
5.63%, 06/15/2048(3)	700	792

Louisiana Local Government Environmental Facilities & Community Development Auth
0.88%, 02/01/2046(2)	7,420	7,440
3.00%, 10/01/2022	200	204
3.00%, 10/01/2023	125	130
3.50%, 11/01/2032	6,000	6,572
4.00%, 10/01/2024	125	136
4.00%, 10/01/2025	135	151
4.00%, 10/01/2026	150	171
5.00%, 10/01/2028	1,045	1,308
Louisiana Offshore Terminal Authority
1.65%, 09/01/2027(2)	2,500	2,548
1.65%, 09/01/2034(2)	4,500	4,587
Louisiana Public Facilities Authority
0.00%, 10/01/2027	2,000	2,083
4.00%, 10/01/2036	765	896
4.00%, 10/01/2037	1,005	1,174
4.00%, 10/01/2038	310	362
4.00%, 10/01/2039	725	844
4.00%, 10/01/2040	1,100	1,278
4.00%, 10/01/2041	1,175	1,362
5.00%, 12/15/2022	230	240
5.00%, 12/15/2023	335	364
5.00%, 12/15/2024	330	373
5.00%, 12/15/2025	275	321
5.00%, 12/15/2026	300	361
5.00%, 12/15/2028	250	308
5.00%, 12/15/2029	200	245
5.00%, 12/15/2030	150	183
5.00%, 05/15/2031	1,250	1,498
5.00%, 12/15/2031	390	476
5.00%, 05/15/2032	1,000	1,197
5.00%, 10/01/2032	275	353
5.00%, 10/01/2035	760	970
5.00%, 05/15/2050(2)	7,500	8,610
Louisiana State Citizens Property Insurance Corp.
5.00%, 06/01/2022	2,635	2,687
Mizuho Floater/Residual Trust
0.35%, 06/01/2033(2)(3)	1,200	1,200
New Orleans Aviation Board
5.00%, 01/01/2023	50	52
5.00%, 01/01/2024	55	60
5.00%, 01/01/2024	1,525	1,658
5.00%, 01/01/2027	850	956
5.00%, 01/01/2028	155	184
5.00%, 01/01/2029	810	909
5.00%, 01/01/2030	275	325
5.00%, 01/01/2033	740	877
5.00%, 01/01/2033	2,600	3,165
5.00%, 01/01/2034	170	201
5.00%, 01/01/2034	750	888
5.00%, 01/01/2034	2,750	3,343
5.00%, 01/01/2036	500	591
5.00%, 01/01/2037	500	591
5.00%, 01/01/2040	1,540	1,729
5.00%, 01/01/2040	9,890	11,029
Parish of St James LA
0.17%, 11/01/2040(2)	16,125	16,125
6.10%, 06/01/2038(2)(3)	1,000	1,317
6.10%, 12/01/2040(2)(3)	1,930	2,541
6.35%, 07/01/2040(3)	3,015	3,973
6.35%, 10/01/2040(3)	440	580
Parish of St John the Baptist LA
2.00%, 06/01/2037(2)	5,785	5,879
2.10%, 06/01/2037(2)	5,995	6,179
2.13%, 06/01/2037(2)	8,175	8,431
2.20%, 06/01/2037(2)	2,475	2,584
2.38%, 06/01/2037(2)	1,000	1,052
Port New Orleans Board of Commissioners
5.00%, 04/01/2034	750	930
5.00%, 04/01/2035	420	520
5.00%, 04/01/2037	500	616
Regional Transit Authority Sales Tax Revenue
5.00%, 01/01/2035	6,080	7,953
State of Louisiana
4.00%, 05/01/2032	5,000	5,524
4.00%, 02/01/2033	10,000	10,693
4.00%, 05/01/2034	10,685	11,801
5.00%, 09/01/2030	1,200	1,576
5.00%, 09/01/2031	1,475	1,950
5.00%, 09/01/2032	1,480	1,952

Total Louisiana		177,090

Maine – 0.13%
Maine Health & Higher Educational Facilities Authority
4.00%, 07/01/2035	250	304
4.00%, 07/01/2041	1,480	1,626
4.00%, 07/01/2046	330	361
5.00%, 07/01/2032	550	729
5.00%, 07/01/2034	850	1,122
5.00%, 07/01/2034	1,000	1,288
5.00%, 07/01/2041	1,235	1,420
5.00%, 07/01/2043	610	653
5.00%, 07/01/2046	1,735	1,985
Maine Municipal Bond Bank
5.00%, 11/01/2033	650	797
Maine Turnpike Authority
5.00%, 07/01/2032	885	1,153
5.00%, 07/01/2034	900	1,168
Tender Option Bond Trust Receipts/Certificates
0.17%, 07/01/2028(2)(3)	1,900	1,900

Total Maine		14,506

Maryland – 1.65%
City of Baltimore MD
5.00%, 09/01/2023	1,000	1,028
5.00%, 07/01/2026	720	860
5.00%, 07/01/2029	4,770	5,727
5.00%, 09/01/2030	3,000	3,223
5.00%, 09/01/2032	1,000	1,073
5.00%, 09/01/2036	2,790	2,979
5.00%, 09/01/2046	2,500	2,650
City of Gaithersburg MD
5.00%, 01/01/2027	1,335	1,490
5.00%, 01/01/2033	130	144
5.00%, 01/01/2036	85	94
City of Rockville MD
5.00%, 11/01/2042	2,250	2,427
5.00%, 11/01/2047	1,885	2,028
City of Westminster MD
6.25%, 07/01/2044	1,100	1,199
County of Baltimore MD
4.00%, 03/01/2033	2,000	2,365
5.00%, 10/01/2023	2,495	2,699
5.00%, 03/01/2024	1,100	1,211
County of Montgomery MD
5.00%, 10/01/2024	1,210	1,363
5.38%, 07/01/2048	625	661
County of Prince George’s MD
4.00%, 08/01/2029	4,035	4,272
5.13%, 07/01/2039(3)	1,500	1,685
County of Washington MD
4.00%, 05/01/2036	1,500	1,617
4.00%, 05/01/2042	3,225	3,423
Deutsche Bank Spears/Lifers Trust
0.16%, 03/01/2023(2)(3)	2,805	2,805
Maryland Community Development Administration
2.60%, 09/01/2022	1,215	1,233
2.70%, 03/01/2023	1,480	1,519
2.75%, 09/01/2023	465	482
2.85%, 03/01/2024	1,180	1,235
2.95%, 03/01/2025	1,400	1,489
3.00%, 09/01/2051	24,000	26,043
3.10%, 03/01/2026	670	720
3.25%, 03/01/2027	2,170	2,373
3.50%, 03/01/2050	985	1,061
4.00%, 09/01/2049	1,025	1,119
Maryland Economic Development Corp.
3.25%, 09/01/2030	1,225	1,358
4.00%, 06/01/2038	350	342
4.00%, 09/01/2040	410	468
4.00%, 09/01/2050	2,245	2,538
5.00%, 06/01/2023	215	228
5.00%, 07/01/2027	1,100	1,121
5.00%, 06/01/2028	2,000	2,468
5.00%, 07/01/2028	100	115
5.00%, 07/01/2029	75	86
5.00%, 06/01/2035	1,415	1,704
5.00%, 07/01/2036	100	112
5.00%, 06/01/2049	1,000	1,192
5.00%, 06/01/2058	600	644
Maryland Health & Higher Educational Facilities Authority
4.00%, 07/01/2042	120	131
4.00%, 06/01/2046	860	985

4.00%, 06/01/2051	1,435	1,636
4.00%, 06/01/2055	895	1,017
5.00%, 07/01/2024	535	596
5.00%, 07/01/2024	745	829
5.00%, 07/01/2030	600	696
5.00%, 07/01/2032	750	878
5.00%, 07/01/2035	75	87
5.00%, 08/15/2038	1,945	2,193
5.00%, 07/01/2043	500	573
5.00%, 07/01/2045	2,000	2,236
5.00%, 07/01/2045(2)	2,075	2,480
5.00%, 07/01/2048	1,000	1,141
5.50%, 01/01/2029	1,500	1,831
5.50%, 01/01/2030	1,750	2,133
5.50%, 01/01/2046	1,290	1,545
Maryland Stadium Authority
5.00%, 05/01/2032	765	900
5.00%, 05/01/2041	5,000	5,951
Maryland Stadium Authority Built to Learn Revenue
4.00%, 06/01/2046	3,000	3,518
Maryland State Transportation Authority
5.00%, 07/01/2023	500	535
5.00%, 07/01/2024	1,000	1,115
5.00%, 07/01/2030	4,655	5,688
5.00%, 07/01/2031	1,665	2,245
5.00%, 07/01/2034	1,550	2,023
Montgomery County Housing Opportunities Commission
0.80%, 07/01/2025	700	700
Prince George’s County Revenue Authority
5.00%, 05/01/2030	1,085	1,353
State of Maryland
3.00%, 08/01/2027	6,490	7,197
5.00%, 08/01/2024	1,450	1,623
State of Maryland Department of Transportation
3.00%, 10/01/2031	6,000	6,729
5.00%, 12/01/2022	705	730
5.00%, 12/01/2023	815	852
5.00%, 10/01/2026	11,570	13,953
5.00%, 12/01/2027	1,205	1,424
5.00%, 12/01/2028	1,335	1,672
Washington Suburban Sanitary Commission
3.00%, 06/01/2026	5,000	5,516

Total Maryland		181,384

Massachusetts – 1.64%
Boston Water & Sewer Commission
3.75%, 11/01/2037	13,450	13,846
Bridgewater-Raynham Regional School District/MA
4.00%, 02/01/2027	1,655	1,926
City of Boston MA
5.00%, 04/01/2023	2,095	2,219
City of Worcester MA
3.00%, 02/15/2031	1,655	1,862
Commonwealth of Massachusetts
1.70%, 08/01/2043(2)	1,750	1,765
4.00%, 11/01/2037	2,500	3,057
5.00%, 07/01/2022	485	497
5.00%, 11/01/2022	1,900	1,976
5.00%, 09/01/2023	2,500	2,696
5.00%, 09/01/2025	6,400	7,450
5.00%, 07/01/2028	350	416
5.00%, 12/01/2030	1,500	1,806
5.00%, 07/01/2036	12,630	14,554
5.00%, 03/01/2046	205	225
5.00%, 05/01/2049	2,665	3,336
5.50%, 01/01/2022	1,000	1,000
5.50%, 12/01/2022	1,195	1,253
Commonwealth of Massachusetts Transportation Fund Revenue
5.00%, 06/01/2034	4,930	6,150
5.00%, 06/01/2035	4,000	4,983
5.00%, 06/01/2036	3,845	4,782
5.00%, 06/01/2040	7,435	9,216
Massachusetts Bay Transportation Authority
4.00%, 07/01/2051	1,865	2,229
Massachusetts Development Finance Agency
5.00%, 07/15/2022	355	364
5.00%, 07/01/2023	900	963
5.00%, 10/01/2024	2,020	2,267
5.00%, 07/01/2025	1,090	1,252
5.00%, 10/01/2025	905	1,045
5.00%, 07/01/2026	1,140	1,352
5.00%, 10/01/2026	955	1,136

5.00%, 10/01/2028	475	593
5.00%, 10/01/2029	405	516
5.00%, 07/01/2030	590	727
5.00%, 01/01/2031	475	556
5.00%, 10/01/2031	355	460
5.00%, 01/01/2032	635	742
5.00%, 07/01/2032	500	615
5.00%, 01/01/2033	540	630
5.00%, 07/15/2033(3)	315	393
5.00%, 01/01/2034	710	828
5.00%, 07/01/2034	500	612
5.00%, 07/15/2034(3)	270	336
5.00%, 01/01/2035	745	867
5.00%, 07/15/2035(3)	275	342
5.00%, 01/01/2036	1,100	1,278
5.00%, 07/15/2036(3)	465	576
5.00%, 07/15/2037(3)	490	606
5.00%, 10/01/2037(3)	500	541
5.00%, 07/01/2038(2)	8,525	9,330
5.00%, 01/01/2040	755	898
5.00%, 10/01/2041	825	922
5.00%, 07/15/2046(3)	1,000	1,217
5.00%, 10/01/2047(3)	1,375	1,484
5.00%, 10/01/2048	1,750	1,880
5.00%, 10/01/2057(3)	1,000	1,079
5.13%, 11/15/2046(3)	800	883
Massachusetts Educational Financing Authority
2.00%, 07/01/2037	2,700	2,699
5.00%, 01/01/2022	2,000	2,000
5.00%, 07/01/2023	200	213
5.00%, 07/01/2024	575	631
5.00%, 07/01/2024	2,190	2,402
5.00%, 07/01/2025	825	937
5.00%, 07/01/2025	850	961
5.00%, 07/01/2026	5,000	5,807
5.00%, 07/01/2027	1,500	1,784
5.00%, 07/01/2028	1,250	1,517
5.00%, 07/01/2029	1,600	1,978
5.00%, 07/01/2030	1,425	1,792
Massachusetts Housing Finance Agency
0.65% (SIFMA Municipal Swap Index Yield + 0.55%), 11/01/2048(1)	9,540	9,540
Massachusetts Port Authority
5.00%, 07/01/2024	835	928
Massachusetts School Building Authority
5.00%, 01/15/2028	1,500	1,703
5.00%, 08/15/2030	2,000	2,060
5.00%, 08/15/2037	10,000	11,596
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue
5.00%, 01/01/2039(2)	6,830	7,145

Total Massachusetts		180,227

Michigan – 2.88%
Avondale School District
5.00%, 11/01/2022	600	624
5.00%, 11/01/2023	680	737
5.00%, 11/01/2024	800	901
5.00%, 11/01/2025	785	915
5.00%, 11/01/2026	765	920
Calhoun County Hospital Finance Authority
5.00%, 02/15/2028	750	880
5.00%, 02/15/2037	1,695	1,948
City of Detroit MI
5.00%, 04/01/2022	835	843
5.00%, 04/01/2023	750	786
5.00%, 04/01/2024	900	976
5.00%, 04/01/2025	900	1,005
5.00%, 04/01/2034	1,000	1,173
5.00%, 04/01/2035	1,700	2,103
5.00%, 04/01/2036	300	370
5.50%, 04/01/2031	560	710
5.50%, 04/01/2033	470	593
5.50%, 04/01/2035	350	440
5.50%, 04/01/2037	465	583
5.50%, 04/01/2039	645	805
5.50%, 04/01/2045	750	932
5.50%, 04/01/2050	605	748
City of Detroit MI Sewage Disposal System Revenue
5.25%, 07/01/2039	4,050	4,152
City of Greenville MI
4.00%, 06/01/2025	245	272
4.00%, 06/01/2029	285	340

4.00%, 06/01/2035	715	862
City of Royal Oak MI
5.00%, 04/01/2029	500	625
5.00%, 04/01/2031	1,045	1,297
City of Saginaw MI Water Supply System Revenue
4.00%, 07/01/2034	355	435
4.00%, 07/01/2035	185	226
4.00%, 07/01/2036	195	238
City of Taylor MI
4.00%, 03/01/2030	490	594
4.00%, 03/01/2031	390	479
4.00%, 03/01/2034	570	688
City of Wyandotte MI Electric System Revenue
5.00%, 10/01/2022	800	826
5.00%, 10/01/2023	500	536
5.00%, 10/01/2024	765	855
Clarkston Community Schools
5.00%, 05/01/2022	445	452
County of Jackson MI
4.00%, 05/01/2034	610	721
County of Kent MI
5.00%, 06/01/2028	700	836
Detroit City School District
5.25%, 05/01/2030	3,345	4,427
Detroit Downtown Development Authority
5.00%, 07/01/2037	540	594
5.00%, 07/01/2038	1,000	1,099
Gerald R Ford International Airport Authority
5.00%, 01/01/2046	1,500	1,965
5.00%, 01/01/2051	1,345	1,753
Grand Rapids Public Schools
5.00%, 05/01/2025	1,075	1,230
5.00%, 11/01/2037	1,750	2,181
5.00%, 11/01/2038	1,000	1,244
Great Lakes Water Authority Sewage Disposal System Revenue
5.00%, 07/01/2030	3,000	3,559
5.00%, 07/01/2036	1,000	1,179
Great Lakes Water Authority Water Supply System Revenue
5.00%, 07/01/2023	1,000	1,070
Karegnondi Water Authority
5.00%, 11/01/2036	1,300	1,583
5.25%, 11/01/2040	130	141
Kentwood Economic Development Corp.
4.00%, 11/15/2043	1,000	1,097
4.00%, 11/15/2045	750	828
Lake Orion Community School District
5.00%, 05/01/2025	3,275	3,755
Lansing Board of Water & Light
2.00%, 07/01/2051(2)	2,450	2,596
Michigan Finance Authority
1.20%, 10/15/2030(2)	1,900	1,911
1.20%, 10/15/2038(2)	18,900	19,009
1.25%, 06/01/2030	395	396
3.50%, 11/01/2023	5,500	5,624
3.75%, 11/01/2024	5,500	5,628
3.75%, 11/15/2049(2)	3,600	4,037
4.00%, 06/01/2023	1,000	1,051
4.00%, 12/01/2035	1,500	1,783
5.00%, 07/01/2022	1,235	1,264
5.00%, 11/15/2022	275	286
5.00%, 10/01/2023	1,000	1,035
5.00%, 10/01/2024	3,000	3,379
5.00%, 11/01/2024	750	844
5.00%, 11/01/2025	400	466
5.00%, 11/01/2025	1,000	1,164
5.00%, 06/01/2026	2,000	2,371
5.00%, 11/01/2026	500	600
5.00%, 12/01/2026	1,190	1,435
5.00%, 06/01/2027	690	839
5.00%, 11/01/2027	500	614
5.00%, 06/01/2028	2,380	2,961
5.00%, 06/01/2029	1,500	1,905
5.00%, 12/01/2029	500	617
5.00%, 06/01/2030	1,725	2,233
5.00%, 07/01/2030	600	688
5.00%, 10/01/2030	800	896
5.00%, 06/01/2031	2,895	3,769
5.00%, 06/01/2032	280	363
5.00%, 08/01/2032	850	944
5.00%, 11/15/2032	1,445	1,719
5.00%, 06/01/2033	510	658

5.00%, 07/01/2033	350	400
5.00%, 12/01/2041	3,000	3,781
5.00%, 12/01/2044(2)	2,550	2,894
5.00%, 06/01/2049	2,500	3,011
Michigan Mathematics & Science Initiative
4.00%, 01/01/2031	500	562
Michigan State Building Authority
5.00%, 04/15/2022	1,250	1,267
5.00%, 04/15/2035	1,250	1,600
Michigan State Hospital Finance Authority
2.40%, 11/15/2047(2)	850	872
4.00%, 11/15/2047(2)	4,505	4,893
4.00%, 11/15/2047(2)	9,750	10,259
5.00%, 12/01/2022	125	130
5.00%, 12/01/2023	1,150	1,252
5.00%, 12/01/2024	275	311
5.00%, 12/01/2025	700	819
5.00%, 12/01/2027	415	513
Michigan State Housing Development Authority
3.00%, 06/01/2052	2,220	2,399
3.50%, 12/01/2050	1,020	1,111
Michigan Strategic Fund
1.80%, 10/01/2049(2)	2,075	2,134
4.00%, 10/01/2061(2)	3,520	3,923
5.00%, 06/30/2025	2,000	2,285
5.00%, 12/31/2025	2,595	3,011
5.00%, 06/30/2026	2,800	3,294
5.00%, 12/31/2026	355	423
5.00%, 06/30/2032	150	184
Michigan Technological University
4.00%, 10/01/2051	1,255	1,470
5.00%, 10/01/2025	400	465
5.00%, 10/01/2026	270	323
5.00%, 10/01/2027	595	730
5.00%, 10/01/2028	890	1,119
5.00%, 10/01/2029	2,000	2,562
5.00%, 10/01/2030	355	463
Michigan Tobacco Settlement Finance Authority
0.00%, 06/01/2052	2,300	264
Milan Area Schools
5.00%, 05/01/2023	245	260
Oakland University
5.00%, 03/01/2041	2,190	2,537
Portage Public Schools
5.00%, 11/01/2028	1,000	1,185
Richfield Public School Academy
2.50%, 09/01/2025	235	234
Royal Oak Hospital Finance Authority
5.00%, 09/01/2039	10,320	11,267
Royal Oak School District
5.00%, 05/01/2023	600	638
5.00%, 05/01/2024	600	662
Saginaw City School District
4.00%, 05/01/2028	1,035	1,228
4.00%, 05/01/2031	1,290	1,605
4.00%, 05/01/2034	1,035	1,263
Saginaw Hospital Finance Authority
5.00%, 07/01/2027	825	999
5.00%, 07/01/2028	435	539
State of Michigan
5.00%, 03/15/2022	1,170	1,181
5.00%, 03/15/2023	2,000	2,111
5.00%, 03/15/2025	1,145	1,307
State of Michigan Trunk Line Revenue
4.00%, 11/15/2044	24,000	28,968
4.00%, 11/15/2046	6,000	7,213
5.00%, 11/15/2036	7,550	9,899
Summit Academy North
2.25%, 11/01/2026	545	540
4.00%, 11/01/2031	785	868
Tender Option Bond Trust Receipts/Certificates
0.16%, 10/15/2051(2)(3)	2,000	2,000
0.17%, 11/15/2024(2)(3)	1,400	1,400
University of Michigan
5.00%, 04/01/2024	1,670	1,844
Van Buren Public Schools
4.00%, 11/01/2036	1,085	1,280
4.00%, 11/01/2037	1,925	2,267
4.00%, 11/01/2038	2,005	2,359
Wayne County Airport Authority
5.00%, 12/01/2022	200	209

5.00%, 12/01/2023	250	272
5.00%, 12/01/2023	400	435
5.00%, 12/01/2023	550	597
5.00%, 12/01/2024	375	424
5.00%, 12/01/2024	500	562
5.00%, 12/01/2025	600	697
5.00%, 12/01/2025	1,000	1,160
5.00%, 12/01/2027	4,055	4,706
5.00%, 12/01/2031	350	426
5.00%, 12/01/2032	1,400	1,566
5.00%, 12/01/2033	325	398
5.00%, 12/01/2034	1,310	1,714
5.00%, 12/01/2039	1,675	2,169
5.00%, 12/01/2040	2,000	2,611
5.00%, 12/01/2040	4,000	4,621
5.00%, 12/01/2041	1,000	1,300
5.00%, 12/01/2041	1,845	2,379
5.00%, 12/01/2042	1,000	1,041
5.00%, 12/01/2042	900	1,084
5.00%, 12/01/2046	4,250	5,453
5.00%, 12/01/2047	1,000	1,204
Wayne-Westland Community Schools
5.00%, 11/01/2022	190	197
5.00%, 11/01/2023	80	87
5.00%, 11/01/2024	185	209
5.00%, 11/01/2025	95	111
5.00%, 11/01/2026	1,000	1,202
5.00%, 11/01/2027	600	741
5.00%, 11/01/2029	585	742

Total Michigan		316,911

Minnesota – 0.47%
City of Deephaven MN
5.00%, 10/01/2037	1,250	1,298
5.00%, 10/01/2049	2,200	2,270
City of Independence MN
4.00%, 07/01/2041	1,500	1,673
City of Minneapolis MN
4.00%, 11/15/2036	1,125	1,377
4.00%, 11/15/2037	1,625	1,982
City of Minneapolis MN/St Paul Housing & Redevelopment Authority
5.00%, 11/15/2022	1,100	1,145
City of Moorhead MN
5.00%, 12/01/2025	775	849
City of Rochester MN
5.00%, 12/01/2025	900	947
5.25%, 12/01/2038	1,000	1,041
City of Shakopee MN Senior Housing Revenue
5.85%, 11/01/2058(2)(3)	2,280	2,444
Duluth Economic Development Authority
5.00%, 02/15/2033	500	604
5.00%, 02/15/2034	750	906
5.00%, 02/15/2037	1,250	1,502
Housing & Redevelopment Authority of The City of St Paul Minnesota
4.00%, 11/01/2042	675	689
Minnesota Housing Finance Agency
3.00%, 07/01/2051	755	813
3.00%, 01/01/2052	2,895	3,122
3.00%, 07/01/2052	10,000	10,854
Minnesota Rural Water Finance Authority, Inc.
0.25%, 08/01/2022	1,500	1,500
Roseville Independent School District No 623
5.00%, 02/01/2025	3,895	4,424
5.00%, 02/01/2026	2,315	2,716
Shakopee Independent School District No 720
5.00%, 02/01/2024	3,185	3,482
State of Minnesota
5.00%, 08/01/2023	1,465	1,575
Tender Option Bond Trust Receipts/Certificates
0.20%, 11/15/2026(2)(3)	2,025	2,025
0.35%, 12/01/2061(2)(3)	2,175	2,175

Total Minnesota		51,413

Mississippi – 0.19%
Mississippi Development Bank
4.00%, 10/01/2034(3)	1,825	1,992
4.00%, 10/01/2041(3)	1,640	1,770
Mississippi Hospital Equipment & Facilities Authority
5.00%, 01/01/2029	910	1,132
5.00%, 01/01/2033	1,750	2,183
5.00%, 10/01/2035	700	876
5.00%, 10/01/2036	2,000	2,499
5.00%, 10/01/2040(2)	4,215	4,968

5.00%, 09/01/2044(2)	2,000	2,255
State of Mississippi
4.00%, 10/01/2039	1,450	1,712
5.00%, 10/01/2030	1,000	1,234

Total Mississippi		20,621

Missouri – 0.87%
Belton School District No 124
5.00%, 03/01/2028	250	313
5.50%, 03/01/2033	500	618
5.50%, 03/01/2036	500	619
Cape Girardeau County Industrial Development Authority
5.00%, 03/01/2032	500	584
City of Kansas City MO Sanitary Sewer System Revenue
5.00%, 01/01/2026	285	335
5.00%, 01/01/2031	135	167
City of St Louis MO Airport Revenue
5.00%, 07/01/2025	400	459
Hannibal Industrial Development Authority
5.00%, 10/01/2047	1,580	1,859
Health & Educational Facilities Authority of the State of Missouri
4.00%, 08/01/2031	310	373
4.00%, 02/15/2034	500	605
4.00%, 07/01/2035	1,500	1,832
4.00%, 02/15/2037	425	511
4.00%, 02/15/2039	990	1,185
4.00%, 02/01/2040	100	110
5.00%, 06/01/2025	7,000	8,037
5.00%, 04/01/2027	1,705	2,003
5.00%, 02/01/2029	1,000	1,142
5.00%, 02/01/2035	1,000	1,131
5.00%, 02/01/2036	200	224
5.00%, 08/01/2040	1,145	1,244
5.00%, 10/01/2042	6,370	7,568
5.00%, 10/01/2046	6,000	7,362
Industrial Development Authority of the City of St Louis Missouri
3.88%, 11/15/2029	90	89
4.38%, 11/15/2035	230	230
4.75%, 11/15/2047	1,250	1,258
Kansas City Industrial Development Authority
4.00%, 03/01/2050	3,750	4,288
4.00%, 03/01/2057	6,250	7,116
5.00%, 03/01/2025	1,250	1,424
5.00%, 03/01/2025	2,000	2,265
5.00%, 03/01/2026	4,395	5,132
5.00%, 03/01/2027	2,955	3,580
5.00%, 03/01/2028	3,350	4,110
Missouri Development Finance Board
0.09%, 06/01/2037(2)	13,275	13,275
Missouri Housing Development Commission
3.25%, 05/01/2051	3,450	3,740
4.00%, 05/01/2050	290	319
Mizuho Floater/Residual Trust
0.35%, 06/01/2033(2)(3)	405	405
St Louis County Industrial Development Authority
5.00%, 12/01/2025	605	652
5.00%, 09/01/2038	500	561
5.13%, 08/15/2045	200	211
5.13%, 09/01/2048	2,590	2,892
5.50%, 09/01/2033	1,000	1,063
St Louis Land Clearance for Redevelopment Authority
5.00%, 06/01/2029	1,000	1,147
5.38%, 06/01/2043	2,000	2,291
Tender Option Bond Trust Receipts/Certificates
0.22%, 05/15/2041(2)(3)	1,100	1,100
Washington Industrial Development Authority
2.50%, 11/01/2029	275	275

Total Missouri		95,704

Montana – 0.12%
City of Kalispell MT
5.25%, 05/15/2037	765	835
5.25%, 05/15/2047	500	540
5.25%, 05/15/2052	50	54
County of Gallatin MT
4.00%, 10/15/2032(3)	1,770	1,884
4.00%, 10/15/2036(3)	2,965	3,124
4.00%, 10/15/2041(3)	1,800	1,887
4.00%, 10/15/2046(3)	1,160	1,198
4.00%, 10/15/2051(3)	950	973
Mizuho Floater/Residual Trust
0.35%, 06/01/2034(2)(3)	1,000	1,000

Montana Board of Housing
4.00%, 12/01/2047	225	236
4.00%, 06/01/2050	155	173
Tender Option Bond Trust Receipts/Certificates
0.16%, 06/01/2050(2)(3)	1,700	1,700

Total Montana		13,604

Nebraska – 0.68%
Central Plains Energy Project
4.00%, 12/01/2049(2)	32,420	35,990
5.00%, 09/01/2033	1,500	1,985
5.00%, 09/01/2035	930	1,263
5.00%, 03/01/2050(2)	5,000	5,388
City of Omaha NE
5.00%, 01/15/2026	1,700	1,999
Douglas County Hospital Authority No 2
4.00%, 11/15/2036	425	507
Nebraska Investment Finance Authority
3.00%, 09/01/2045	2,040	2,194
3.50%, 09/01/2050	885	962
3.75%, 09/01/2049	905	965
4.00%, 09/01/2049	740	802
Nebraska Public Power District
0.60%, 01/01/2051(2)	16,920	16,963
5.00%, 01/01/2024	2,455	2,682
Omaha Airport Authority
5.00%, 12/15/2031	515	614
Tender Option Bond Trust Receipts/Certificates
0.16%, 07/15/2059(2)(3)	2,500	2,500

Total Nebraska		74,814

Nevada – 1.04%
City of Carson City NV
5.00%, 09/01/2026	550	650
City of Henderson NV
4.00%, 06/01/2035	900	1,086
4.00%, 06/01/2036	925	1,114
4.00%, 06/01/2038	3,540	4,246
5.00%, 06/01/2037	3,230	4,151
City of Las Vegas NV Special Improvement District No 814
4.00%, 06/01/2039	450	493
4.00%, 06/01/2049	1,095	1,180
City of Las Vegas NV Special Improvement District No 815
4.75%, 12/01/2040	900	1,044
City of Las Vegas NV Special Improvement District No 816
2.00%, 06/01/2023	150	152
2.75%, 06/01/2036	420	421
3.00%, 06/01/2041	630	639
3.13%, 06/01/2046	1,300	1,318
City of North Las Vegas NV
4.00%, 06/01/2029	665	798
4.00%, 06/01/2030	695	846
5.00%, 06/01/2027	605	737
5.00%, 06/01/2028	635	792
City of Reno NV
0.00%, 07/01/2058(3)	2,000	352
5.00%, 06/01/2038	150	179
City of Sparks NV
2.50%, 06/15/2024(3)	1,300	1,319
Clark County School District
4.00%, 06/15/2034	5,000	5,732
4.00%, 06/15/2038	775	920
5.00%, 06/15/2023	370	395
5.00%, 06/15/2023	1,665	1,778
5.00%, 06/15/2024	4,500	4,988
5.00%, 06/15/2025	25	29
5.00%, 06/15/2025	6,060	6,962
5.00%, 06/15/2026	3,670	4,353
5.00%, 06/15/2029	4,080	5,074
5.00%, 06/15/2035	500	644
County of Clark Department of Aviation
5.00%, 07/01/2024	3,320	3,678
5.00%, 07/01/2028	475	527
5.00%, 07/01/2030	730	809
5.00%, 07/01/2035	7,000	9,241
5.00%, 07/01/2036	2,250	2,964
County of Clark NV
1.65%, 01/01/2036(2)	1,560	1,584
5.00%, 11/01/2028	3,000	3,605
5.00%, 06/01/2032	3,000	3,709
5.00%, 12/01/2032	5,385	6,747
5.00%, 06/01/2035	2,070	2,548
County of Clark NV Passenger Facility Charge Revenue
5.00%, 07/01/2024	1,370	1,518

5.00%, 07/01/2025	2,220	2,546
County of Washoe NV
2.05%, 03/01/2036(2)	4,500	4,520
2.05%, 03/01/2036(2)	5,000	5,022
3.00%, 03/01/2036(2)	700	707
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2031	600	716
5.00%, 07/01/2043	2,500	3,013
Las Vegas Redevelopment Agency
5.00%, 06/15/2030	1,000	1,151
5.00%, 06/15/2040	685	780
Las Vegas Valley Water District
4.00%, 06/01/2028	1,000	1,111
5.00%, 06/01/2039	2,815	3,147
Nevada Housing Division
4.00%, 10/01/2049	460	503
Tahoe-Douglas Visitors Authority
4.00%, 07/01/2025	500	541
4.00%, 07/01/2026	1,540	1,690

Total Nevada		114,769

New Hampshire – 0.34%
New Hampshire Business Finance Authority
0.48% (SIFMA Municipal Swap Index Yield + 0.38%), 10/01/2033(1)	7,520	7,548
3.75%, 07/01/2045(2)(3)	1,000	1,053
4.00%, 08/15/2039	1,100	1,291
4.00%, 01/01/2041	2,000	2,180
4.00%, 01/01/2051	3,000	3,239
4.13%, 01/20/2034	4,985	5,934
5.00%, 01/01/2024	720	783
5.00%, 08/15/2029	750	947
5.25%, 07/01/2039(3)	240	255
5.63%, 07/01/2046(3)	125	134
5.75%, 07/01/2054(3)	315	337
New Hampshire Health & Education Facilities Authority Act
4.00%, 10/01/2038	115	127
5.00%, 07/01/2023	500	535
5.00%, 08/01/2027	1,575	1,930
5.00%, 10/01/2028	1,580	1,872
5.00%, 07/01/2030	390	480
5.00%, 08/01/2030	305	374
5.00%, 10/01/2032	2,825	3,308
5.00%, 10/01/2038	425	495
5.00%, 07/01/2044	3,040	3,517
5.25%, 07/01/2027(3)(4)	550	292
6.13%, 07/01/2052(3)(4)	245	130
6.25%, 07/01/2042(3)(4)	700	371

Total New Hampshire		37,132

New Jersey – 4.35%
Atlantic County Improvement Authority
4.00%, 07/01/2037	460	554
Borough of Mountainside NJ
2.00%, 04/29/2022	2,400	2,413
Borough of Roseland NJ
1.50%, 07/20/2022	2,346	2,361
2.00%, 04/29/2022	3,300	3,319
Camden County Improvement Authority
5.00%, 01/15/2028	500	602
5.00%, 01/15/2029	1,000	1,203
5.00%, 01/15/2033	500	598
City of Clifton NJ
4.00%, 08/15/2027	1,425	1,670
City of Millville NJ
2.00%, 05/04/2022	5,300	5,332
City of Newark NJ
1.25%, 07/25/2022	1,400	1,408
1.25%, 10/03/2022	2,000	2,015
1.25%, 10/03/2022	2,000	2,015
5.00%, 10/01/2026	700	827
5.00%, 10/01/2027	750	908
Clifton Board Of Education
2.13%, 08/15/2044	935	887
County of Hudson NJ
3.00%, 11/15/2025	4,000	4,374
County of Union NJ
3.00%, 03/01/2026	3,000	3,265
Essex County Improvement Authority
4.00%, 08/01/2038	305	367
4.00%, 08/01/2039	320	384
4.00%, 08/01/2040	335	402
4.00%, 08/01/2041	350	419

Garden State Preservation Trust
5.75%, 11/01/2028	2,000	2,438
Gloucester County Improvement Authority
4.00%, 07/01/2039	750	892
4.00%, 07/01/2040	525	623
5.00%, 07/01/2037	1,130	1,456
Hudson County Improvement Authority
4.00%, 01/01/2036	1,125	1,324
4.00%, 01/01/2037	855	1,004
5.00%, 10/01/2026	1,500	1,797
5.00%, 10/01/2027	1,000	1,231
New Brunswick Parking Authority
5.00%, 09/01/2039	2,000	2,352
New Jersey Economic Development Authority
1.20%, 11/01/2034(2)	3,000	3,022
2.20%, 10/01/2039(2)	1,400	1,484
3.13%, 07/01/2029	445	451
4.00%, 06/15/2023	1,200	1,262
4.00%, 06/15/2035	500	587
4.00%, 06/15/2037	600	701
4.00%, 06/15/2038	600	699
4.00%, 11/01/2038	1,825	2,105
4.00%, 06/15/2040	1,000	1,161
4.00%, 11/01/2044	1,000	1,139
4.00%, 08/01/2059	355	392
5.00%, 06/15/2022	200	204
5.00%, 06/15/2022	1,200	1,226
5.00%, 01/01/2023	400	419
5.00%, 03/01/2023	4,160	4,381
5.00%, 03/01/2024	2,405	2,482
5.00%, 06/15/2024	2,000	2,213
5.00%, 06/15/2025	5,190	5,941
5.00%, 06/01/2026	900	1,064
5.00%, 06/15/2026	470	537
5.00%, 06/15/2028	605	617
5.00%, 06/15/2029	1,000	1,019
5.00%, 06/15/2029	1,000	1,262
5.00%, 01/01/2030	500	525
5.00%, 06/15/2030	455	504
5.00%, 06/15/2030	4,000	4,986
5.00%, 11/01/2030	1,315	1,663
5.00%, 01/01/2031	500	547
5.00%, 11/01/2031	2,200	2,772
5.00%, 06/15/2032	370	409
5.00%, 06/15/2033	5,000	6,287
5.00%, 07/01/2033	2,875	3,402
5.00%, 06/15/2034	1,000	1,253
5.00%, 06/15/2035	1,595	1,956
5.00%, 10/01/2037	5,185	6,101
5.00%, 06/15/2038	10,200	10,894
5.00%, 10/01/2039(3)	355	365
5.00%, 01/01/2040(3)	540	552
5.00%, 10/01/2047	3,450	4,007
5.00%, 01/01/2048	2,000	2,063
5.00%, 06/15/2054(3)	3,250	3,505
5.00%, 08/01/2059	1,000	1,195
5.13%, 01/01/2034	705	770
5.13%, 06/15/2043	2,450	2,489
5.25%, 09/01/2024(3)	35,925	40,314
5.25%, 09/01/2025(3)	1,605	1,863
5.25%, 01/01/2044	190	194
5.50%, 01/01/2027	500	552
5.50%, 06/15/2030	2,000	2,436
5.63%, 11/15/2030	2,095	2,298
5.63%, 11/15/2030	2,230	2,446
5.63%, 01/01/2052	2,000	2,197
New Jersey Educational Facilities Authority
5.00%, 06/01/2023	930	990
5.00%, 07/01/2023	3,390	3,609
5.00%, 07/01/2029	1,500	1,711
5.00%, 07/01/2032	4,920	5,609
New Jersey Health Care Facilities Financing Authority
4.00%, 07/01/2038	2,850	3,450
5.00%, 07/01/2022	540	552
5.00%, 07/01/2023	140	149
5.00%, 07/01/2023	530	567
5.00%, 07/01/2024	110	122
5.00%, 07/01/2024	1,470	1,505
5.00%, 07/01/2025	120	137
5.00%, 07/01/2026	40	47
5.00%, 07/01/2027	60	71
5.00%, 07/01/2028	155	185

5.00%, 07/01/2030	165	193
5.00%, 07/01/2033	500	588
5.00%, 07/01/2041	815	940
5.00%, 07/01/2042(2)	2,755	3,172
5.00%, 07/01/2043(2)	2,250	2,500
5.00%, 07/01/2045(2)	3,705	4,385
5.00%, 07/01/2046	2,375	2,698
New Jersey Higher Education Student Assistance Authority
5.00%, 12/01/2023	300	325
5.00%, 12/01/2023	460	500
5.00%, 12/01/2024	745	839
5.00%, 12/01/2024	1,000	1,124
5.00%, 12/01/2025	490	568
5.00%, 12/01/2025	535	618
5.00%, 12/01/2025	1,000	1,158
5.00%, 12/01/2025	2,600	3,006
5.00%, 12/01/2026	1,330	1,579
5.00%, 12/01/2026	1,550	1,840
5.00%, 12/01/2027	1,455	1,763
5.00%, 12/01/2027	1,470	1,781
5.00%, 12/01/2044	1,000	1,045
New Jersey Housing & Mortgage Finance Agency
3.55%, 04/01/2027	1,840	1,963
3.65%, 04/01/2028	1,330	1,425
New Jersey Infrastructure Bank
5.00%, 09/01/2025	1,665	1,936
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2026	2,600	2,437
0.00%, 12/15/2026	3,000	2,826
0.00%, 12/15/2027	3,260	2,985
0.00%, 12/15/2028	980	876
0.00%, 12/15/2028	1,020	912
0.00%, 12/15/2030	2,000	1,694
0.00%, 12/15/2030	2,000	1,709
0.00%, 12/15/2031	2,075	1,726
4.00%, 06/15/2037	2,250	2,627
4.00%, 06/15/2038	2,000	2,331
4.00%, 06/15/2039	1,050	1,221
4.00%, 06/15/2040	1,820	2,113
4.00%, 06/15/2040	6,000	6,959
4.00%, 06/15/2042	1,140	1,314
4.00%, 06/15/2050	4,030	4,602
5.00%, 06/15/2022	700	715
5.00%, 06/15/2023	900	960
5.00%, 12/15/2023	2,720	2,960
5.00%, 06/15/2024	2,500	2,666
5.00%, 12/15/2024	1,335	1,506
5.00%, 06/15/2025	450	480
5.00%, 12/15/2025	1,255	1,460
5.00%, 12/15/2026	2,000	2,395
5.00%, 06/15/2027	235	277
5.00%, 12/15/2028	5,510	6,903
5.00%, 06/15/2029	665	679
5.00%, 06/15/2029	1,200	1,407
5.00%, 12/15/2029	820	1,044
5.00%, 12/15/2030	2,000	2,485
5.00%, 06/15/2031	4,545	5,306
5.00%, 06/15/2032	235	265
5.00%, 06/15/2032	1,860	1,899
5.00%, 06/15/2032	2,725	3,365
5.00%, 06/15/2032	7,440	9,694
5.00%, 12/15/2032	1,340	1,653
5.00%, 06/15/2033	4,210	5,490
5.00%, 12/15/2033	2,200	2,711
5.00%, 06/15/2034	4,040	5,239
5.00%, 06/15/2037	1,780	2,258
5.00%, 06/15/2038	1,675	2,128
5.00%, 06/15/2040	2,040	2,563
5.00%, 06/15/2050	905	1,118
5.25%, 12/15/2022	1,760	1,842
5.25%, 12/15/2023	3,940	4,307
5.25%, 06/15/2043	3,000	3,682
5.50%, 12/15/2023	190	209
New Jersey Turnpike Authority
4.00%, 01/01/2042	6,565	7,808
4.00%, 01/01/2051	725	852
5.00%, 01/01/2028	1,540	1,814
5.00%, 01/01/2033	5,000	5,628
5.00%, 01/01/2034	1,175	1,321
Newark Board of Education
4.00%, 07/15/2037	2,075	2,500

5.00%, 07/15/2031	1,300	1,716
5.00%, 07/15/2033	1,600	2,102
Salem County Improvement Authority
4.00%, 08/15/2042	400	467
State of New Jersey
2.00%, 06/01/2023	5,595	5,719
4.00%, 06/01/2030	16,040	19,453
4.00%, 06/01/2031	3,845	4,732
4.00%, 06/01/2032	2,370	2,959
5.00%, 06/01/2025	2,635	3,020
5.00%, 06/01/2026	3,420	4,044
5.00%, 06/01/2027	5,000	6,077
5.00%, 06/01/2029	16,450	20,890
Tender Option Bond Trust Receipts/Certificates
0.20%, 01/01/2024(2)(3)	2,800	2,800
0.22%, 12/15/2028(2)(3)	900	900
0.26%, 12/15/2034(2)(3)	1,600	1,600
Tobacco Settlement Financing Corp.
5.00%, 06/01/2023	570	606
5.00%, 06/01/2024	1,000	1,107
5.00%, 06/01/2026	1,050	1,239
Township of Lacey NJ
1.50%, 05/19/2022	2,231	2,241
Township of Livingston NJ
1.50%, 12/14/2022	5,565	5,626
Township of Montclair NJ
4.00%, 03/01/2023	800	835
4.00%, 03/01/2027	325	380
Township of Saddle Brook NJ
1.50%, 05/13/2022	1,715	1,723
Village of Ridgewood NJ
1.50%, 01/26/2022	7,100	7,106

Total New Jersey		479,266

New Mexico – 0.26%
Albuquerque Bernalillo County Water Utility Authority
5.00%, 07/01/2027	2,400	2,864
5.00%, 07/01/2028	1,700	2,022
Albuquerque Municipal School District No 12
5.00%, 08/01/2025	800	927
City of Santa Fe NM
2.25%, 05/15/2024	555	555
2.63%, 05/15/2025	995	996
Farmington Municipal School District No 5
5.00%, 09/01/2024	490	549
New Mexico Educational Assistance Foundation
5.00%, 09/01/2024	4,750	5,304
5.00%, 09/01/2026	1,530	1,816
5.00%, 09/01/2027	2,130	2,588
5.00%, 09/01/2029	1,000	1,261
New Mexico Hospital Equipment Loan Council
5.00%, 08/01/2049(2)	2,360	2,715
New Mexico Mortgage Finance Authority
3.75%, 01/01/2050	635	693
New Mexico Municipal Energy Acquisition Authority
5.00%, 11/01/2039(2)	5,140	5,834

Total New Mexico		28,124

New York – 10.60%
Broome County Local Development Corp.
4.00%, 04/01/2034	1,000	1,171
Buffalo Sewer Authority
4.00%, 06/15/2034	175	205
4.00%, 06/15/2036	265	309
5.00%, 06/15/2030	150	188
5.00%, 06/15/2032	150	187
Build NYC Resource Corp.
4.88%, 05/01/2031(3)	750	855
5.00%, 08/01/2022	200	205
5.00%, 08/01/2023	515	552
5.00%, 01/01/2035(3)	3,900	4,317
5.00%, 12/01/2041(3)	1,250	1,438
5.00%, 06/15/2051(3)	2,000	2,350
5.00%, 12/01/2055(3)	430	485
5.50%, 05/01/2048(3)	1,350	1,557
City of Geneva NY
1.50%, 05/05/2022	10,141	10,185
City of Long Beach NY
5.00%, 09/01/2028	2,000	2,405
5.00%, 09/01/2029	2,800	3,385
City of New York NY
0.09%, 03/01/2042(2)	16,550	16,550
4.00%, 08/01/2037	3,960	4,791

4.00%, 08/01/2039	2,500	3,012
4.00%, 08/01/2040	4,000	4,807
5.00%, 03/01/2023	505	533
5.00%, 08/01/2025	1,600	1,855
5.00%, 08/01/2026	2,575	3,082
5.00%, 08/01/2027	400	454
5.00%, 08/01/2027	2,975	3,441
5.00%, 08/01/2028	400	469
5.00%, 08/01/2028	700	836
5.00%, 08/01/2028	3,975	4,589
5.00%, 08/01/2029	1,305	1,622
5.00%, 08/01/2029	1,500	1,865
5.00%, 08/01/2031	1,000	1,236
5.00%, 08/01/2032	1,745	2,123
5.00%, 11/01/2032	2,200	2,886
5.00%, 08/01/2034	1,690	2,196
5.00%, 12/01/2037	5,000	5,967
5.00%, 08/01/2047	11,725	15,092
5.00%, 03/01/2050	575	732
City of Yonkers NY
5.00%, 09/01/2022	2,350	2,424
5.00%, 09/01/2025	1,015	1,176
County of Broome NY
1.50%, 04/29/2022	10,300	10,343
County of Erie NY
5.00%, 06/01/2025	1,000	1,153
County of Nassau NY
5.00%, 10/01/2024	3,000	3,364
County of Suffolk NY
4.00%, 02/01/2028	1,865	2,198
5.00%, 06/15/2024	665	729
5.00%, 06/15/2025	710	804
5.00%, 10/01/2025	810	911
5.00%, 10/01/2026	415	479
5.00%, 10/01/2028	680	817
5.00%, 06/15/2029	985	1,224
Erie County Fiscal Stability Authority
5.00%, 09/01/2033	525	641
Glen Cove Local Economic Assistance Corp.
0.00%, 01/01/2045	3,550	1,428
0.00%, 01/01/2055	710	762
5.00%, 01/01/2056	1,485	1,630
Hempstead Town Local Development Corp.
4.00%, 07/01/2039	575	694
4.00%, 07/01/2041	620	745
5.00%, 07/01/2022	1,230	1,260
5.00%, 07/01/2023	1,160	1,243
5.53%, 02/01/2040	3,500	4,052
5.89%, 02/01/2032	1,250	1,428
6.24%, 02/01/2047	1,000	1,144
6.47%, 02/01/2033	1,000	1,199
Hempstead Union Free School District
1.00%, 06/30/2022	1,000	1,004
1.00%, 07/13/2022	2,875	2,886
Hudson Yards Infrastructure Corp.
4.00%, 02/15/2039	10,170	12,383
4.00%, 02/15/2047	21,100	23,751
5.00%, 02/15/2032	12,325	14,789
5.00%, 02/15/2035	1,700	2,033
5.00%, 02/15/2037	1,335	1,592
Long Island Power Authority
0.85%, 09/01/2050(2)	16,125	16,162
1.00%, 09/01/2025	9,250	9,293
1.50%, 09/01/2051(2)	4,310	4,416
1.65%, 09/01/2049(2)	4,395	4,501
5.00%, 09/01/2023	550	593
5.00%, 09/01/2024	565	634
5.00%, 09/01/2025	1,000	1,163
5.00%, 09/01/2026	2,000	2,402
5.00%, 09/01/2027	6,500	8,019
5.00%, 09/01/2039	1,725	2,156
Madrid-Waddington Central School District
1.50%, 06/24/2022	1,250	1,258
Metropolitan Transportation Authority
0.00%, 11/15/2033	1,600	1,248
0.55% (SIFMA Municipal Swap Index Yield + 0.45%), 11/01/2026(1)	2,110	2,112
4.00%, 02/01/2022	5,455	5,471
4.00%, 11/15/2045	3,375	3,853
4.00%, 11/15/2052	4,455	5,021
5.00%, 09/01/2022	1,900	1,959
5.00%, 11/15/2022	200	208

5.00%, 11/15/2022	2,000	2,080
5.00%, 11/15/2022	3,830	3,986
5.00%, 02/01/2023	4,915	5,161
5.00%, 11/15/2024	1,500	1,696
5.00%, 11/15/2024	1,885	2,049
5.00%, 11/15/2025	1,155	1,339
5.00%, 11/15/2026	1,600	1,901
5.00%, 11/15/2026	2,350	2,793
5.00%, 11/15/2028	2,970	3,641
5.00%, 11/15/2028	4,000	4,963
5.00%, 11/15/2029	745	841
5.00%, 11/15/2029	2,220	2,549
5.00%, 11/15/2031	1,055	1,230
5.00%, 11/15/2033	1,025	1,167
5.00%, 11/15/2033	1,715	2,062
5.00%, 11/15/2033	3,645	4,383
5.00%, 11/15/2034	4,000	4,806
5.00%, 11/15/2035	1,750	1,985
5.00%, 11/15/2036	1,865	2,218
5.00%, 11/15/2039	2,000	2,209
5.25%, 11/15/2030	1,570	1,812
5.25%, 11/15/2036	5,000	6,023
Monroe County Industrial Development Corp.
5.00%, 07/01/2025	885	1,023
5.00%, 12/01/2032	1,000	1,297
5.00%, 12/01/2033	1,000	1,295
5.00%, 12/01/2034	1,100	1,421
5.00%, 01/01/2050	490	545
MTA Hudson Rail Yards Trust Obligations
5.00%, 11/15/2051	1,500	1,503
5.00%, 11/15/2056	4,380	4,655
Nassau County Industrial Development Agency
5.00%, 01/01/2058(2)	1,334	1,237
9.00%, 01/01/2041(3)	515	513
New York City Health & Hospitals Corp.
4.00%, 02/15/2025	1,060	1,174
New York City Housing Development Corp.
0.12%, 11/01/2051(2)	3,780	3,778
0.60%, 05/01/2061(2)	7,775	7,676
0.70%, 11/01/2060(2)	7,205	7,220
0.70%, 11/01/2060(2)	20,320	20,343
0.90%, 11/01/2060(2)	24,505	24,490
1.13%, 05/01/2060(2)	7,500	7,515
2.75%, 05/01/2050(2)	6,500	6,639
5.00%, 05/01/2026	110	129
5.00%, 05/01/2027	600	718
5.00%, 11/01/2027	855	1,035
5.00%, 05/01/2028	875	1,072
5.00%, 11/01/2028	600	743
5.00%, 05/01/2029	300	375
5.00%, 11/01/2029	875	1,100
5.00%, 11/01/2030	500	638
New York City Industrial Development Agency
4.00%, 03/01/2045	3,500	4,044
5.00%, 01/01/2024	2,250	2,454
5.00%, 01/01/2028	1,250	1,535
5.00%, 03/01/2028	850	1,050
5.00%, 01/01/2029	1,500	1,879
New York City Transitional Finance Authority Building Aid Revenue
4.00%, 07/15/2040	1,060	1,273
5.00%, 07/15/2024	200	223
5.00%, 07/15/2025	1,695	1,961
5.00%, 07/15/2026	1,995	2,384
5.00%, 07/15/2027	1,940	2,385
5.00%, 07/15/2032	2,000	2,435
New York City Transitional Finance Authority Future Tax Secured Revenue
4.00%, 05/01/2036	2,000	2,407
4.00%, 11/01/2038	4,000	4,788
4.00%, 08/01/2039	19,970	24,140
4.00%, 02/01/2040	9,900	11,819
4.00%, 11/01/2040	5,000	5,877
4.00%, 02/01/2043	1,600	1,897
5.00%, 11/01/2023	2,165	2,351
5.00%, 11/01/2024	4,215	4,755
5.00%, 11/01/2025	5,355	6,256
5.00%, 11/01/2028	1,500	1,748
5.00%, 11/01/2029	2,000	2,290
5.00%, 02/01/2030	4,480	5,250
5.00%, 02/01/2031	2,720	2,856
5.00%, 11/01/2032	6,750	8,868
5.00%, 05/01/2033	2,535	3,150

5.00%, 08/01/2034	700	875
5.00%, 08/01/2035	1,600	1,999
5.00%, 11/01/2036	7,000	9,101
5.00%, 11/01/2037	10,000	12,964
5.00%, 08/01/2038	1,975	2,457
5.00%, 02/01/2041	200	226
5.00%, 08/01/2045	1,775	2,297
New York City Water & Sewer System
4.00%, 06/15/2039	1,500	1,829
4.00%, 06/15/2039	5,290	6,332
5.00%, 06/15/2031	6,075	6,984
5.00%, 06/15/2032	10,000	13,421
5.00%, 06/15/2034	4,800	4,904
5.00%, 06/15/2035	9,025	10,510
5.00%, 06/15/2036	5,000	5,818
5.00%, 06/15/2037	6,000	6,867
5.00%, 06/15/2039	8,320	9,509
5.00%, 06/15/2046	9,785	10,396
New York Convention Center Development Corp.
5.00%, 11/15/2033	3,000	3,464
5.00%, 11/15/2040	1,085	1,248
New York Liberty Development Corp.
2.63%, 09/15/2069	400	415
2.75%, 11/15/2041	14,370	14,763
2.80%, 09/15/2069	1,025	1,061
4.00%, 02/15/2043	2,685	3,135
5.00%, 09/15/2031	4,000	4,038
5.00%, 11/15/2044(3)	1,300	1,424
5.25%, 10/01/2035	2,285	3,226
5.38%, 11/15/2040(3)	6,200	6,895
New York State Bridge Authority
5.00%, 01/01/2035	565	741
5.00%, 01/01/2036	475	621
5.00%, 01/01/2037	535	697
New York State Dormitory Authority
3.00%, 03/15/2038	3,860	4,199
4.00%, 03/15/2032	20,000	22,089
4.00%, 02/15/2037	5,000	5,916
5.00%, 12/01/2022(3)	900	938
5.00%, 07/01/2023	5	5
5.00%, 07/01/2023	245	262
5.00%, 07/01/2023	1,000	1,070
5.00%, 12/15/2023	430	449
5.00%, 12/15/2023	570	596
5.00%, 03/15/2024	3,700	4,080
5.00%, 05/01/2024	4,870	5,380
5.00%, 07/01/2024	5	6
5.00%, 07/01/2024	345	384
5.00%, 03/15/2025	500	573
5.00%, 07/01/2025	5	6
5.00%, 07/01/2025	255	294
5.00%, 12/01/2026(3)	300	340
5.00%, 12/01/2026(3)	1,500	1,796
5.00%, 03/15/2027	2,500	2,849
5.00%, 07/01/2027	200	237
5.00%, 12/01/2027(3)	500	567
5.00%, 07/01/2028	110	133
5.00%, 10/01/2028	1,735	2,149
5.00%, 12/01/2028(3)	600	679
5.00%, 03/15/2029	3,700	4,059
5.00%, 10/01/2029	1,430	1,766
5.00%, 12/01/2029(3)	450	509
5.00%, 07/01/2030	150	187
5.00%, 10/01/2030	1,910	2,352
5.00%, 12/01/2030(3)	1,000	1,131
5.00%, 03/15/2031	6,090	8,008
5.00%, 02/15/2032	8,610	8,657
5.00%, 12/01/2033(3)	700	832
5.00%, 03/15/2036	10,000	13,121
5.00%, 05/01/2048(2)	1,040	1,206
5.00%, 05/01/2048(2)	5,695	6,163
5.25%, 03/15/2033	6,000	7,005
5.25%, 03/15/2038	1,930	2,450
New York State Environmental Facilities Corp.
5.00%, 05/15/2026	335	357
New York State Housing Finance Agency
0.55%, 11/01/2024	4,015	4,020
0.65%, 11/01/2056(2)	7,645	7,611
0.75%, 05/01/2025	10,450	10,464
0.75%, 11/01/2025	2,785	2,785
0.75%, 11/01/2025	4,870	4,870

1.00%, 11/01/2061(2)	1,815	1,815
1.10%, 11/01/2061(2)	13,130	13,130
New York State Thruway Authority
4.00%, 01/01/2039	4,470	5,379
5.00%, 01/01/2032	3,610	4,057
New York State Urban Development Corp.
3.00%, 03/15/2048	1,000	1,057
4.00%, 03/15/2034	4,475	5,355
4.00%, 03/15/2037	12,500	15,215
4.00%, 03/15/2038	8,000	9,470
4.00%, 03/15/2039	10,000	11,807
4.00%, 03/15/2039	9,995	12,087
5.00%, 03/15/2022	360	363
5.00%, 03/15/2023	700	740
5.00%, 03/15/2024	400	441
5.00%, 03/15/2028	3,000	3,756
5.00%, 03/15/2035	2,800	3,069
5.00%, 03/15/2035	3,000	3,909
5.00%, 03/15/2036	8,560	11,119
5.00%, 03/15/2037	6,690	8,522
5.00%, 03/15/2047	12,160	15,456
New York Transportation Development Corp.
2.25%, 08/01/2026	1,175	1,217
4.00%, 10/01/2030	3,860	4,507
4.00%, 12/01/2039	450	523
4.00%, 12/01/2040	500	580
4.00%, 12/01/2041	450	520
4.00%, 12/01/2042	500	569
4.00%, 12/01/2042	500	577
5.00%, 01/01/2023	270	281
5.00%, 12/01/2023	1,350	1,460
5.00%, 08/01/2026	1,000	1,009
5.00%, 12/01/2028	400	493
5.00%, 12/01/2028	1,300	1,613
5.00%, 12/01/2029	300	379
5.00%, 12/01/2030	250	322
5.00%, 01/01/2031	1,015	1,221
5.00%, 08/01/2031	5,105	5,152
5.00%, 12/01/2031	300	384
5.00%, 12/01/2032	1,775	2,273
5.00%, 01/01/2033	5,500	6,592
5.00%, 12/01/2033	400	511
5.00%, 12/01/2033	700	889
5.00%, 12/01/2034	400	507
5.00%, 12/01/2034	500	637
5.00%, 10/01/2035	9,000	11,163
5.00%, 12/01/2035	500	636
5.00%, 12/01/2035	800	1,010
5.00%, 01/01/2036	1,330	1,586
5.00%, 12/01/2036	550	699
5.00%, 12/01/2037	500	629
5.00%, 12/01/2037	600	760
5.00%, 12/01/2038	500	633
5.00%, 10/01/2040	2,200	2,704
5.00%, 07/01/2041	2,300	2,527
5.25%, 08/01/2031	470	561
5.38%, 08/01/2036	800	1,007
Oneida County Industrial Development Agency
0.20%, 08/01/2036(2)	1,300	1,300
Oneida County Local Development Corp.
5.00%, 12/01/2025	320	347
5.00%, 12/01/2027	1,425	1,539
5.00%, 12/01/2028	1,000	1,078
5.00%, 12/01/2035	1,160	1,495
Onondaga Civic Development Corp.
5.00%, 12/01/2033	1,000	1,302
Port Authority of New York & New Jersey
4.00%, 07/15/2034	2,000	2,402
4.00%, 07/15/2037	2,500	2,925
5.00%, 09/15/2024	5,115	5,723
5.00%, 09/15/2026	1,000	1,192
5.00%, 10/15/2028	4,000	4,622
5.00%, 09/15/2029	1,500	1,847
5.00%, 10/15/2029	1,000	1,198
5.00%, 09/15/2032	1,500	1,827
5.00%, 11/01/2032	4,000	5,025
5.00%, 07/15/2033	2,500	3,264
5.00%, 10/15/2033	3,500	3,880
5.00%, 10/15/2033	6,000	7,159
5.00%, 12/01/2033	5,070	5,477
5.00%, 10/15/2037	4,665	5,154

State of New York Mortgage Agency
2.20%, 10/01/2029	1,000	1,041
3.25%, 10/01/2051	3,000	3,301
3.45%, 04/01/2026	2,185	2,185
5.00%, 04/01/2022	355	359
5.00%, 10/01/2023	920	992
Suffolk County Economic Development Corp.
5.38%, 11/01/2054(3)	2,210	2,284
Tender Option Bond Trust Receipts/Certificates
0.15%, 11/15/2026(2)(3)	1,600	1,600
0.15%, 01/01/2028(2)(3)	500	500
0.20%, 01/01/2028(2)(3)	2,900	2,900
0.20%, 01/01/2044(2)(3)	3,700	3,700
0.26%, 05/15/2028(2)(3)	700	700
Tompkins County Development Corp.
5.00%, 07/01/2044	115	125
Town of Hempstead NY
4.00%, 06/15/2028	3,665	4,196
Town of Oyster Bay NY
2.00%, 03/01/2022	950	953
4.00%, 03/01/2023	875	911
Triborough Bridge & Tunnel Authority
2.00%, 05/15/2045(2)	2,425	2,574
2.00%, 05/15/2045(2)	6,375	6,667
5.00%, 11/15/2030	4,000	5,298
5.00%, 11/15/2033	8,000	10,518
5.00%, 05/15/2037	2,200	2,924
5.00%, 05/15/2038	3,000	3,976
5.00%, 05/15/2039	11,650	15,407
5.00%, 05/15/2051	3,100	3,988
TSASC, Inc.
5.00%, 06/01/2028	2,025	2,454
Utility Debt Securitization Authority
5.00%, 12/15/2032	640	696
5.00%, 12/15/2041	5,000	6,165
Westchester County Local Development Corp.
2.88%, 07/01/2026(3)	1,500	1,508
5.50%, 05/01/2042	150	165

Total New York		1,168,278

North Carolina – 1.00%
Charlotte-Mecklenburg Hospital Authority
5.00%, 01/15/2048(2)	5,000	5,037
5.00%, 01/15/2050(2)	8,500	10,817
City of Charlotte NC Airport Special Facilities Revenue
4.00%, 07/01/2038	1,525	1,825
4.00%, 07/01/2039	1,670	1,992
4.00%, 07/01/2040	2,030	2,417
4.00%, 07/01/2041	1,500	1,781
County of New Hanover NC
5.00%, 10/01/2023	1,125	1,214
5.00%, 10/01/2027	100	123
5.00%, 10/01/2034	1,000	1,231
5.00%, 10/01/2047	840	1,034
Mecklenburg County Public Facilities Corp.
5.00%, 02/01/2023	2,160	2,272
North Carolina Capital Facilities Finance Agency
4.00%, 05/01/2023	265	278
4.00%, 05/01/2024	190	204
5.00%, 05/01/2031	1,000	1,294
North Carolina Medical Care Commission
2.20%, 12/01/2048(2)	2,285	2,302
2.55%, 06/01/2048(2)	3,955	4,193
4.00%, 03/01/2024	110	116
4.00%, 03/01/2025	135	146
4.00%, 03/01/2029	140	158
4.00%, 03/01/2030	145	163
4.00%, 03/01/2031	145	162
4.00%, 09/01/2033	180	210
4.00%, 03/01/2041	2,225	2,435
4.00%, 03/01/2042	1,500	1,614
4.00%, 09/01/2047	1,000	1,118
4.88%, 07/01/2040	550	587
5.00%, 10/01/2023	110	119
5.00%, 10/01/2024	300	333
5.00%, 10/01/2025	205	219
5.00%, 03/01/2026	125	142
5.00%, 03/01/2027	150	174
5.00%, 03/01/2028	155	182
5.00%, 10/01/2030	420	448
5.00%, 10/01/2030	2,100	2,283
5.00%, 01/01/2031	625	711

5.00%, 10/01/2031	2,950	3,202
5.00%, 02/01/2032	500	660
5.00%, 09/01/2037	3,000	3,351
5.00%, 10/01/2037	250	269
5.00%, 01/01/2039	1,225	1,374
5.00%, 07/01/2039	800	899
5.00%, 10/01/2040	900	1,086
5.00%, 09/01/2041	440	486
5.00%, 10/01/2043	2,000	2,201
5.00%, 07/01/2049	900	1,002
5.00%, 02/01/2051(2)	1,000	1,174
6.25%, 07/01/2035	1,000	1,087
North Carolina Turnpike Authority
4.00%, 01/01/2055	3,550	4,013
5.00%, 02/01/2024	11,390	12,414
5.00%, 01/01/2027	530	637
5.00%, 01/01/2032	1,000	1,171
5.00%, 07/01/2051	1,700	1,919
Raleigh Durham Airport Authority
5.00%, 05/01/2024	2,000	2,202
5.00%, 05/01/2025	3,000	3,422
State of North Carolina
5.00%, 03/01/2022	1,000	1,008
5.00%, 03/01/2023	2,335	2,464
5.00%, 05/01/2026	4,750	5,649
5.00%, 05/01/2027	7,500	9,188

Total North Carolina		110,212

North Dakota – 0.14%
City of Grand Forks ND
4.00%, 12/01/2037	675	802
4.00%, 12/01/2038	625	741
4.00%, 12/01/2040	1,025	1,207
4.00%, 12/01/2041	890	1,045
5.00%, 12/01/2027	1,110	1,354
5.00%, 12/01/2028	1,500	1,863
North Dakota Housing Finance Agency
3.00%, 07/01/2051	6,475	6,945
3.00%, 01/01/2052	1,500	1,617

Total North Dakota		15,574

Ohio – 2.29%
Akron Bath Copley Joint Township Hospital District
4.00%, 11/15/2033	425	501
4.00%, 11/15/2034	500	588
4.00%, 11/15/2036	2,875	3,359
4.00%, 11/15/2037	2,300	2,683
4.00%, 11/15/2038	450	527
5.25%, 11/15/2031	530	629
5.25%, 11/15/2032	645	765
5.25%, 11/15/2033	1,770	2,098
5.25%, 11/15/2046	1,255	1,481
American Municipal Power, Inc.
1.00%, 02/15/2048(2)	2,015	2,040
4.00%, 02/15/2038	2,860	3,421
5.00%, 02/15/2035	3,285	4,267
Buckeye Tobacco Settlement Financing Authority
4.00%, 06/01/2038	1,000	1,166
5.00%, 06/01/2055	42,820	49,727
City of Cleveland OH Airport System Revenue
5.00%, 01/01/2024	2,450	2,673
5.00%, 01/01/2048	2,000	2,448
City of Columbus OH
5.00%, 04/01/2033	1,345	1,711
City of Hamilton OH Electric System Revenue
4.00%, 10/01/2037	1,000	1,167
Clermont County Port Authority
5.00%, 12/01/2029	750	867
5.00%, 12/01/2030	850	981
5.00%, 12/01/2031	650	751
Cleveland-Cuyahoga County Port Authority
5.50%, 12/01/2043	125	146
5.50%, 12/01/2053	1,600	1,853
County of Allen OH Hospital Facilities Revenue
4.00%, 05/01/2033	9,620	9,741
5.00%, 12/01/2029	585	754
5.00%, 12/01/2030	585	756
5.00%, 08/01/2047(2)	500	508
County of Cuyahoga OH
5.00%, 12/01/2026	2,500	2,733
5.00%, 02/15/2042	2,525	2,957
5.50%, 02/15/2052	1,790	2,139
5.50%, 02/15/2057	1,245	1,481

County of Fairfield OH
4.25%, 06/15/2024	1,470	1,527
County of Franklin OH
5.00%, 11/15/2033(2)	12,645	13,427
County of Hamilton OH
5.00%, 01/01/2022	465	465
5.00%, 09/15/2034	1,050	1,328
5.25%, 06/01/2026	660	672
County of Marion OH
5.13%, 12/01/2049	575	626
County of Montgomery OH
4.00%, 08/01/2038	2,055	2,461
4.00%, 08/01/2039	2,220	2,653
5.00%, 08/01/2025	515	596
County of Muskingum OH
4.00%, 02/15/2023	1,700	1,754
5.00%, 02/15/2048	2,080	2,152
County of Scioto OH
5.00%, 02/15/2029	1,300	1,507
County of Wood OH
5.00%, 12/01/2032	40	42
5.00%, 12/01/2032	75	78
5.00%, 12/01/2042	50	52
5.00%, 12/01/2042	95	99
Crestview Local School District/Columbiana County
4.00%, 12/01/2043	385	446
Franklin County Convention Facilities Authority
5.00%, 12/01/2044	2,770	3,155
5.00%, 12/01/2051	2,135	2,413
Lancaster Port Authority
5.00%, 08/01/2049(2)	2,000	2,251
Miami University/Oxford OH
5.00%, 09/01/2030	475	625
5.00%, 09/01/2032	1,000	1,307
5.00%, 09/01/2034	700	832
Ohio Air Quality Development Authority
2.10%, 12/01/2027(2)	5,000	5,168
2.10%, 07/01/2028(2)	12,500	12,924
2.10%, 10/01/2028(2)	15,000	15,510
2.88%, 02/01/2026	5,400	5,672
3.25%, 09/01/2029	2,995	3,241
4.50%, 01/15/2048(3)	2,000	2,310
5.00%, 07/01/2049(3)	2,800	3,273
Ohio Higher Educational Facility Commission
4.00%, 07/01/2031	865	1,012
4.00%, 07/01/2032	900	1,050
4.00%, 07/01/2035	505	585
5.00%, 05/01/2028	1,535	1,898
5.00%, 10/01/2032	1,000	1,244
5.00%, 05/01/2033	995	1,269
5.00%, 01/15/2034	600	739
5.00%, 01/15/2040	830	1,009
Ohio Housing Finance Agency
4.50%, 03/01/2050	210	233
Ohio State University
4.00%, 12/01/2039	7,350	8,979
Ohio Turnpike & Infrastructure Commission
5.00%, 02/15/2051	795	1,020
Port of Greater Cincinnati Development Authority
3.75%, 12/01/2031(3)	485	495
Southeastern Ohio Port Authority
5.50%, 12/01/2043	1,000	1,078
5.75%, 12/01/2032	445	460
6.00%, 12/01/2042	550	567
State of Ohio
4.00%, 01/15/2038	2,500	2,865
4.00%, 01/15/2040	1,550	1,771
4.00%, 01/15/2041	655	747
4.00%, 01/15/2050	450	512
5.00%, 10/01/2022	1,000	1,036
5.00%, 01/01/2023	430	450
5.00%, 08/01/2024	2,500	2,795
5.00%, 02/01/2028	1,295	1,618
5.00%, 03/01/2028	690	864
5.00%, 03/01/2028	860	1,077
5.00%, 03/15/2028	1,725	2,163
5.00%, 01/01/2030	1,170	1,447
5.00%, 01/15/2035	1,645	2,026
5.00%, 10/01/2035	1,410	1,716
5.00%, 01/15/2050	1,000	1,223

Tender Option Bond Trust Receipts/Certificates
0.16%, 12/01/2043(2)(3)	600	600
United Local School District
4.00%, 12/01/2026	165	189
4.00%, 12/01/2029	120	143
4.00%, 12/01/2030	175	211
4.00%, 12/01/2032	320	383
University of Akron
4.00%, 01/01/2027	2,780	3,206
5.00%, 01/01/2037	6,675	7,808
University of Cincinnati
5.00%, 06/01/2028	250	304
5.00%, 06/01/2029	400	485

Total Ohio		252,761

Oklahoma – 0.61%
Cache Educational Facilities Authority
5.00%, 09/01/2023	500	537
Canadian County Educational Facilities Authority
4.00%, 09/01/2025	1,500	1,684
5.00%, 09/01/2026	1,725	2,064
5.00%, 09/01/2028	1,120	1,336
Cleveland County Educational Facilities Authority
5.00%, 09/01/2024	440	489
5.00%, 09/01/2025	300	344
5.00%, 09/01/2026	375	443
Dewey County Educational Facilities Authority
5.00%, 09/01/2030	2,470	2,915
Garvin County Educational Facilities Authority
5.00%, 12/01/2024	515	575
5.00%, 12/01/2025	545	627
5.00%, 12/01/2026	820	969
Grady County School Finance Authority
5.00%, 09/01/2028	375	469
5.00%, 09/01/2030	1,235	1,534
Grand River Dam Authority
5.00%, 06/01/2023	1,000	1,066
Muskogee Industrial Trust
4.00%, 09/01/2030	2,000	2,322
Norman Regional Hospital Authority
4.00%, 09/01/2045	1,750	1,968
Oklahoma City Airport Trust
5.00%, 07/01/2025	2,040	2,340
5.00%, 07/01/2026	2,195	2,593
5.00%, 07/01/2030	1,350	1,651
5.00%, 07/01/2032	2,960	3,612
5.00%, 07/01/2035	3,240	3,953
5.00%, 07/01/2043	1,065	1,289
Oklahoma County Finance Authority
5.13%, 04/01/2042	1,900	1,615
5.70%, 04/01/2025	335	285
Oklahoma Department of Transportation
5.00%, 09/01/2030	1,015	1,281
Oklahoma Development Finance Authority
3.00%, 06/01/2022	1,015	1,027
4.00%, 12/01/2022	530	548
4.00%, 06/01/2023	1,305	1,373
5.00%, 08/01/2023	515	549
5.00%, 08/01/2026	75	87
5.00%, 08/15/2029	420	516
5.00%, 08/01/2030	1,010	1,221
5.00%, 02/15/2042	400	402
5.25%, 08/15/2048	2,500	3,056
5.50%, 08/15/2052	830	1,025
5.50%, 08/15/2057	1,000	1,233
Oklahoma State University
5.00%, 09/01/2031	1,500	1,962
Oklahoma Turnpike Authority
5.00%, 01/01/2025	700	795
5.00%, 01/01/2026	2,500	2,938
5.00%, 01/01/2027	3,000	3,637
5.00%, 01/01/2028	2,905	3,618
Tulsa Airports Improvement Trust
5.00%, 06/01/2031	1,120	1,376
5.00%, 06/01/2033	1,240	1,516
Tulsa County Industrial Authority
5.00%, 11/15/2023	230	247
5.00%, 11/15/2029	400	455
5.25%, 11/15/2037	1,000	1,135

Total Oklahoma		66,677

Oregon – 0.55%
City of Eugene OR Electric Utility System Revenue
4.00%, 08/01/2036	300	362

County of Yamhill OR
4.00%, 12/01/2030	950	1,144
Hillsboro School District No 1J
5.00%, 06/15/2028	1,525	1,877
Klamath Falls Intercommunity Hospital Authority
5.00%, 09/01/2031	200	233
5.00%, 09/01/2032	270	314
5.00%, 09/01/2046	1,000	1,162
Medford Hospital Facilities Authority
4.00%, 08/15/2045	2,500	2,926
5.00%, 08/15/2036	1,145	1,467
Oregon State Business Development Commission
5.00%, 03/01/2049(2)	10,000	10,072
Oregon State Lottery
5.00%, 04/01/2036	2,500	3,003
Port of Portland OR Airport Revenue
4.00%, 07/01/2040	5,800	6,767
5.00%, 07/01/2027	1,000	1,211
5.00%, 07/01/2027	2,000	2,423
5.00%, 07/01/2028	2,000	2,479
5.00%, 07/01/2028	2,190	2,715
5.00%, 07/01/2029	750	929
5.00%, 07/01/2031	1,000	1,182
5.00%, 07/01/2032	1,000	1,103
5.00%, 07/01/2033	3,485	3,838
State of Oregon
4.00%, 05/01/2039	2,000	2,452
4.00%, 05/01/2040	1,000	1,223
State of Oregon Housing & Community Services Department
3.50%, 01/01/2051	1,235	1,347
Yamhill County Hospital Authority
1.75%, 11/15/2026	2,000	2,002
2.13%, 11/15/2027	1,000	1,001
2.50%, 11/15/2028	1,000	1,003
5.00%, 11/15/2046	1,540	1,795
5.00%, 11/15/2051	1,005	1,087
5.00%, 11/15/2051	1,100	1,278
5.00%, 11/15/2056	1,940	2,238

Total Oregon		60,633

Other Territory – 0.03%
Tender Option Bond Trust Receipts/Certificates
0.35%, 12/01/2061(2)(3)	3,300	3,300

Total Other Territory		3,300

Pennsylvania – 4.68%
Allegheny County Airport Authority
4.00%, 01/01/2046	1,000	1,155
5.00%, 01/01/2056	13,570	17,058
Allegheny County Higher Education Building Authority
4.00%, 03/01/2032	300	368
4.00%, 03/01/2033	300	365
4.00%, 03/01/2035	345	415
4.00%, 03/01/2041	2,615	3,101
Allegheny County Hospital Development Authority
5.00%, 07/15/2025	2,370	2,732
5.00%, 07/15/2034	5,100	6,417
Allegheny County Industrial Development Authority
3.50%, 12/01/2031	1,020	978
4.00%, 12/01/2041	1,720	1,632
4.25%, 12/01/2050	1,915	1,814
Allentown City School District
1.00%, 03/31/2022	1,375	1,375
5.00%, 02/01/2031	500	634
5.00%, 02/01/2033	470	596
Allentown Neighborhood Improvement Zone Development Authority
5.00%, 05/01/2022(3)	1,525	1,545
5.00%, 05/01/2025	1,000	1,014
5.00%, 05/01/2027(3)	1,250	1,463
5.00%, 05/01/2032(3)	2,025	2,336
5.00%, 05/01/2036	850	1,070
5.00%, 05/01/2042	1,000	1,244
5.00%, 05/01/2042(3)	1,750	2,042
5.00%, 05/01/2042(3)	4,345	4,946
6.00%, 05/01/2042(3)	450	559
Bucks County Industrial Development Authority
5.00%, 07/01/2025	375	422
5.00%, 07/01/2026	475	549
5.00%, 07/01/2027	475	561
5.00%, 07/01/2028	925	1,115
5.00%, 07/01/2029	500	614
5.00%, 07/01/2030	675	842
5.00%, 07/01/2033	640	811

5.00%, 07/01/2034	1,580	1,998
5.00%, 07/01/2035	435	549
5.00%, 07/01/2036	665	838
5.00%, 07/01/2037	1,410	1,772
5.00%, 07/01/2038	1,460	1,831
5.00%, 07/01/2039	1,510	1,890
Capital Region Water Revenue
5.00%, 07/15/2023	1,750	1,870
5.00%, 07/15/2025	1,000	1,148
Capital Region Water Sewer Revenue
5.00%, 07/15/2024	430	477
5.00%, 07/15/2028	350	430
Chester County Industrial Development Authority
4.38%, 03/01/2028(3)	175	191
5.00%, 03/01/2038(3)	425	482
5.13%, 03/01/2048(3)	1,045	1,184
City of Oil City PA
4.00%, 12/01/2030	225	269
4.00%, 12/01/2032	185	219
4.00%, 12/01/2038	325	381
City of Philadelphia PA
5.00%, 08/01/2022	2,940	3,022
5.00%, 08/01/2023	4,000	4,296
5.00%, 07/15/2026	2,475	2,707
5.00%, 08/01/2027	1,500	1,837
5.00%, 08/01/2028	6,000	6,911
5.00%, 02/01/2029	3,175	4,011
5.00%, 08/01/2031	500	662
5.00%, 08/01/2031	8,000	9,728
5.00%, 08/01/2033	2,000	2,412
City of Philadelphia PA Airport Revenue
5.00%, 07/01/2024	10,745	11,902
5.00%, 07/01/2025	10,000	11,450
5.00%, 07/01/2026	1,155	1,372
5.00%, 07/01/2027	1,520	1,858
5.00%, 07/01/2029	230	291
5.00%, 07/01/2030	1,000	1,206
5.00%, 07/01/2031	2,000	2,405
5.00%, 07/01/2032	1,745	2,095
5.00%, 07/01/2033	1,000	1,202
5.00%, 07/01/2047	1,060	1,256
City of Philadelphia PA Water & Wastewater Revenue
5.00%, 11/01/2026	1,165	1,406
5.00%, 11/01/2027	1,540	1,904
5.00%, 07/01/2030	4,000	4,596
5.00%, 11/01/2032	1,000	1,225
City of Reading PA
5.00%, 11/01/2027	2,330	2,826
Coatesville School District
5.00%, 08/01/2025	875	1,009
Commonwealth Financing Authority
5.00%, 06/01/2023	750	799
5.00%, 06/01/2027	750	914
5.00%, 06/01/2027	1,500	1,823
5.00%, 06/01/2027	2,165	2,639
5.00%, 06/01/2028	2,555	3,181
5.00%, 06/01/2030	1,750	2,271
5.00%, 06/01/2031	1,255	1,637
Commonwealth of Pennsylvania
4.00%, 04/01/2033	20,000	20,892
5.00%, 02/01/2023	895	941
5.00%, 01/01/2024	5,800	6,329
5.00%, 01/01/2027	2,095	2,537
County of Lancaster PA
4.00%, 11/01/2029	625	744
4.00%, 11/01/2030	560	663
County of Luzerne PA
5.00%, 12/15/2029	750	922
County of Mercer PA
4.00%, 10/01/2030	175	212
Cumberland County Municipal Authority
4.00%, 01/01/2033	210	231
4.00%, 01/01/2033	1,290	1,378
4.50%, 01/01/2040(3)	3,500	3,764
Dauphin County General Authority
5.00%, 06/01/2035	1,000	1,176
Deer Creek Drainage Basin Authority
4.00%, 12/01/2033	575	678
4.00%, 12/01/2035	375	441
5.00%, 12/01/2028	275	342
5.00%, 12/01/2030	470	599

Delaware County Authority
5.00%, 08/01/2030	1,150	1,325
Delaware River Joint Toll Bridge Commission
5.00%, 07/01/2042	1,100	1,323
Doylestown Hospital Authority
4.00%, 07/01/2045	750	820
5.00%, 07/01/2046	3,700	4,158
5.00%, 07/01/2049	3,620	4,228
Easton Area School District
5.00%, 04/01/2029	1,000	1,181
5.00%, 04/01/2030	2,805	3,304
Franklin County Industrial Development Authority
5.00%, 12/01/2053	500	544
Geisinger Authority
5.00%, 04/01/2035	3,000	3,815
5.00%, 02/15/2039	1,500	1,792
General Authority of Southcentral Pennsylvania
5.00%, 06/01/2038	1,970	2,474
5.00%, 06/01/2044	1,085	1,344
Hospitals & Higher Education Facilities Authority of Philadelphia
5.00%, 07/01/2023	325	347
5.00%, 07/01/2030	780	937
5.00%, 07/01/2034	2,000	2,380
Lancaster City Parking Authority
4.00%, 09/01/2035	1,100	1,249
Lancaster County Hospital Authority
5.00%, 07/01/2023	775	815
5.00%, 12/01/2032	250	273
5.00%, 12/01/2037	820	886
5.00%, 07/01/2045	1,970	2,128
5.00%, 12/01/2047	2,010	2,139
Lancaster County Hospital Authority/PA
5.00%, 11/01/2039	550	687
5.00%, 11/01/2040	500	624
5.00%, 11/01/2041	1,000	1,245
5.00%, 11/01/2051	2,600	3,188
Lancaster Industrial Development Authority
4.00%, 07/01/2031	165	181
4.00%, 07/01/2037	130	141
Latrobe Industrial Development Authority
4.00%, 03/01/2037	450	494
4.00%, 03/01/2039	320	350
4.00%, 03/01/2040	500	546
4.00%, 03/01/2046	750	813
4.00%, 03/01/2051	800	864
Lehigh County Industrial Development Authority
1.80%, 02/15/2027(2)	1,025	1,033
1.80%, 09/01/2029(2)	1,925	1,942
Luzerne County Industrial Development Authority
5.00%, 12/15/2027	1,000	1,162
Manheim Central School District
4.00%, 05/01/2038	850	992
4.00%, 05/01/2039	550	641
4.00%, 05/01/2040	500	581
4.00%, 05/01/2041	200	232
Montgomery County Higher Education & Health Authority
5.00%, 09/01/2023	460	495
5.00%, 10/01/2023	50	53
5.00%, 09/01/2024	410	457
5.00%, 10/01/2028	1,000	1,159
5.00%, 09/01/2032	1,000	1,256
5.00%, 09/01/2033	305	382
5.00%, 10/01/2036	1,320	1,506
5.00%, 10/01/2040	1,595	1,812
Montgomery County Industrial Development Authority
5.25%, 01/15/2036	2,500	2,831
5.25%, 01/01/2040	1,510	1,620
5.38%, 01/01/2050	500	535
North Allegheny School District
4.00%, 05/01/2035	1,000	1,187
4.00%, 05/01/2036	705	834
Northampton County General Purpose Authority
1.11% (1 Month LIBOR USD + 1.04%), 08/15/2048(1)	1,625	1,635
5.00%, 08/15/2036	455	534
Pennsylvania Economic Development Financing Authority
0.20%, 12/01/2030(2)	600	600
0.40%, 10/01/2023	7,500	7,488
0.50% (SIFMA Municipal Swap Index Yield + 0.40%), 06/01/2041(1)	3,085	3,097
1.75%, 08/01/2038(2)	10,000	10,237
3.25%, 08/01/2039(3)	625	641
4.00%, 04/15/2037	1,000	1,179

4.00%, 11/15/2042	7,500	8,513
5.00%, 04/15/2026	2,500	2,953
5.00%, 04/15/2027	4,600	5,580
5.00%, 04/15/2031	2,095	2,695
9.00%, 04/01/2051(2)(3)	3,030	3,720
Pennsylvania Higher Educational Facilities Authority
5.00%, 06/15/2022	2,000	2,043
5.00%, 06/15/2024	3,005	3,335
5.00%, 06/15/2025	1,855	2,135
5.00%, 08/15/2029	1,600	1,957
Pennsylvania Housing Finance Agency
3.00%, 10/01/2051	14,900	16,195
3.50%, 04/01/2051	760	809
Pennsylvania State University
5.00%, 09/01/2022	2,295	2,368
Pennsylvania Turnpike Commission
4.00%, 12/01/2036	905	1,087
4.00%, 12/01/2037	1,000	1,197
4.00%, 12/01/2038	360	437
4.00%, 12/01/2038	625	747
4.00%, 12/01/2039	4,000	4,806
4.00%, 12/01/2040	335	398
4.00%, 12/01/2045	2,000	2,321
4.00%, 12/01/2046	2,000	2,318
4.00%, 12/01/2051	5,495	6,468
5.00%, 06/01/2028	2,085	2,457
5.00%, 06/01/2032	2,000	2,410
5.00%, 06/01/2033	3,155	3,800
5.00%, 12/01/2034	1,240	1,512
5.00%, 12/01/2037	450	590
Philadelphia Authority for Industrial Development
4.00%, 06/01/2031	675	766
4.00%, 06/01/2041	750	824
4.00%, 06/01/2051	800	864
4.00%, 06/01/2056	850	915
5.00%, 07/01/2031	205	232
5.00%, 07/01/2032	600	678
5.00%, 07/01/2037	150	168
5.00%, 06/15/2039	500	550
5.00%, 06/15/2040(3)	900	1,050
5.00%, 08/01/2040	620	752
5.00%, 06/15/2050	1,375	1,494
5.00%, 06/15/2050(3)	1,700	1,957
5.00%, 08/01/2050	1,050	1,256
Philadelphia Gas Works Co.
4.00%, 08/01/2036	1,000	1,188
5.00%, 08/01/2022	750	771
5.00%, 08/01/2024	425	473
5.00%, 08/01/2024	500	557
5.00%, 08/01/2025	450	520
5.00%, 08/01/2027	750	911
5.00%, 08/01/2028	625	778
5.00%, 08/01/2029	1,000	1,271
5.00%, 08/01/2031	1,755	2,266
5.00%, 08/01/2032	1,000	1,288
5.00%, 08/01/2033	1,250	1,607
5.00%, 08/01/2034	1,410	1,810
5.00%, 08/01/2035	1,000	1,282
5.00%, 08/01/2036	1,690	2,162
Pittsburgh School District
3.00%, 09/01/2039	3,290	3,569
Pittsburgh Water & Sewer Authority
0.75% (SIFMA Municipal Swap Index Yield + 0.65%), 09/01/2040(1)	15,000	15,101
5.00%, 09/01/2038	1,000	1,263
Reading School District
5.00%, 02/01/2022	1,920	1,927
5.00%, 03/01/2035	1,100	1,316
5.00%, 03/01/2036	1,250	1,494
Redevelopment Authority of the City of Philadelphia
5.00%, 04/15/2023	1,335	1,406
School District of Philadelphia
5.00%, 09/01/2026	1,625	1,941
5.00%, 09/01/2029	1,500	1,901
5.00%, 09/01/2030	15	18
5.00%, 09/01/2030	3,985	4,717
5.00%, 09/01/2031	1,000	1,183
5.00%, 09/01/2031	1,200	1,494
5.00%, 09/01/2032	1,200	1,491
5.00%, 09/01/2032	2,200	2,797
5.00%, 09/01/2033	960	1,222
5.00%, 09/01/2033	1,500	1,903

Scranton School District
5.00%, 06/01/2033	530	651
5.00%, 06/01/2035	515	631
South Wayne County Water & Sewer Authority
4.00%, 02/15/2036	600	711
Southeastern Pennsylvania Transportation Authority
5.00%, 03/01/2026	875	1,031
St Mary Hospital Authority
5.00%, 11/15/2022	1,900	1,980
State Public School Building Authority
5.00%, 12/01/2022	1,355	1,413
5.00%, 12/01/2022	6,015	6,268
5.00%, 04/01/2023	2,500	2,529
5.00%, 12/01/2024	625	699
5.00%, 12/01/2024	625	707
5.00%, 06/15/2025	3,000	3,423
5.00%, 12/01/2025	425	481
5.00%, 12/01/2025	1,145	1,295
5.00%, 06/01/2026	180	206
5.00%, 12/01/2026	605	684
5.00%, 12/01/2026	645	728
5.00%, 06/01/2029	665	834
5.00%, 12/01/2032	725	876
5.00%, 12/01/2032	2,335	2,782
5.25%, 09/15/2030	995	1,221
Susquehanna Area Regional Airport Authority
5.00%, 01/01/2035	1,000	1,169
5.00%, 01/01/2038	4,125	4,798
Tender Option Bond Trust Receipts/Certificates
0.18%, 08/01/2050(2)(3)	4,500	4,500
0.35%, 12/01/2060(2)(3)	5,900	5,900
Trinity Area School District
4.00%, 11/01/2043	2,375	2,807
Upper Darby School District
4.00%, 04/01/2041	250	295
4.00%, 04/01/2042	330	389
4.00%, 04/01/2046	450	527
Upper Merion Area School District
3.00%, 01/15/2040	250	271
5.00%, 01/15/2030	600	702
Waverly Township Municipal Authority
4.00%, 02/15/2029	1,030	1,203
York County School of Technology Authority
5.00%, 02/15/2023	1,200	1,263
5.00%, 02/15/2028	400	444

Total Pennsylvania		516,122

Puerto Rico – 2.52%
Commonwealth of Puerto Rico
3.65%, 07/01/2016(4)	1,000	894
5.00%, 07/01/2041(4)	10,845	9,747
5.13%, 07/01/2028(4)	2,230	2,183
5.13%, 07/01/2037(4)	2,550	2,356
5.25%, 07/01/2025(4)	1,000	982
5.25%, 07/01/2031(4)	1,780	1,787
5.50%, 07/01/2032(4)	3,000	2,959
5.50%, 07/01/2039(4)	1,735	1,633
5.75%, 07/01/2028(4)	1,000	945
5.75%, 07/01/2036(4)	3,180	2,918
5.75%, 07/01/2038(4)	2,550	2,483
5.75%, 07/01/2041(4)	3,820	3,748
5.90%, 07/01/2028(4)	660	643
6.00%, 07/01/2035(4)	1,000	949
6.00%, 07/01/2039(4)	2,635	2,586
6.50%, 07/01/2037(4)	420	424
8.00%, 07/01/2035(4)	10,920	9,691
Puerto Rico Commonwealth Aqueduct & Sewer Authority
4.00%, 07/01/2042(3)	1,460	1,649
4.00%, 07/01/2042(3)	4,450	4,921
4.00%, 07/01/2042(3)	4,650	5,253
4.00%, 07/01/2047(3)	1,025	1,120
5.00%, 07/01/2022(3)	305	312
5.00%, 07/01/2027(3)	1,070	1,271
5.00%, 07/01/2029(3)	1,360	1,667
5.00%, 07/01/2029(3)	3,150	3,752
5.00%, 07/01/2030(3)	5,000	6,217
5.00%, 07/01/2033(3)	920	1,133
5.00%, 07/01/2033(3)	4,925	6,155
5.00%, 07/01/2035(3)	3,000	3,654
5.00%, 07/01/2037(3)	1,050	1,293
5.00%, 07/01/2037(3)	5,655	6,966
5.00%, 07/01/2037(3)	7,750	9,477

5.00%, 07/01/2047(3)	9,250	10,970
6.13%, 07/01/2024	180	194
Puerto Rico Electric Power Authority
3.70%, 07/01/2017(4)	20	19
5.00%, 07/01/2024(4)	415	413
5.00%, 07/01/2025(4)	25	25
5.00%, 07/01/2026(4)	60	60
5.00%, 07/01/2027(4)	15	15
5.00%, 07/01/2027(4)	25	25
5.00%, 07/01/2028(4)	30	30
5.00%, 07/01/2028(4)	50	50
5.00%, 07/01/2032(4)	500	498
5.00%, 07/01/2037(4)	2,300	2,291
5.05%, 07/01/2042(4)	120	120
5.25%, 07/01/2019(4)	270	265
5.25%, 07/01/2023(4)	3,495	3,495
5.25%, 07/01/2024(4)	110	110
5.25%, 07/01/2026(4)	635	635
5.25%, 07/01/2027(4)	200	200
5.25%, 07/01/2027(4)	210	210
5.25%, 07/01/2027(4)	315	315
5.25%, 07/01/2028(4)	60	60
5.25%, 07/01/2033(4)	95	95
5.25%, 07/01/2040(4)	3,075	3,075
5.50%, 07/01/2038(4)	4,000	4,015
5.75%, 07/01/2036(4)	1,300	1,310
6.75%, 07/01/2036(4)	1,560	1,597
7.25%, 07/01/2030(4)	265	273
Puerto Rico Housing Finance Authority
5.00%, 12/01/2022	5,735	5,966
5.00%, 12/01/2023	4,300	4,649
5.00%, 12/01/2024	9,270	10,381
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth
4.00%, 07/01/2037	240	277
5.00%, 07/01/2030	285	360
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
0.00%, 07/01/2024	2,149	2,074
0.00%, 07/01/2024	5,955	5,749
0.00%, 07/01/2027	407	376
0.00%, 07/01/2027	2,061	1,906
0.00%, 07/01/2029	2,569	2,255
0.00%, 07/01/2031	5,167	4,204
0.00%, 07/01/2033	12,567	9,526
0.00%, 07/01/2046	28,706	9,755
0.00%, 07/01/2051	6,000	1,470
4.33%, 07/01/2040	6,839	7,706
4.33%, 07/01/2040	25,025	28,198
4.50%, 07/01/2034	2,582	2,823
4.55%, 07/01/2040	3,500	3,990
4.75%, 07/01/2053	7,529	8,602
4.78%, 07/01/2058	2,500	2,861
5.00%, 07/01/2058	28,230	32,678

Total Puerto Rico		277,939

Rhode Island – 0.20%
Providence Redevelopment Agency
5.00%, 04/01/2028	1,200	1,300
Rhode Island Health & Educational Building Corp.
4.00%, 05/15/2034	1,750	2,134
5.00%, 09/01/2031	710	804
5.00%, 09/01/2036	100	113
5.00%, 05/15/2039	700	793
Rhode Island Housing & Mortgage Finance Corp.
3.15%, 10/01/2044	315	334
3.50%, 10/01/2050	1,150	1,248
4.00%, 10/01/2049	530	578
Rhode Island Student Loan Authority
3.50%, 12/01/2034	290	299
4.00%, 12/01/2027	910	977
5.00%, 12/01/2024	600	673
5.00%, 12/01/2025	500	577
5.00%, 12/01/2025	1,000	1,155
5.00%, 12/01/2026	750	889
5.00%, 12/01/2026	1,000	1,179
5.00%, 12/01/2027	800	962
5.00%, 12/01/2027	1,000	1,210
5.00%, 12/01/2028	750	923
5.00%, 12/01/2029	625	783
5.00%, 12/01/2030	550	700
State of Rhode Island
4.00%, 04/01/2034	2,000	2,352

Tobacco Settlement Financing Corp.
5.00%, 06/01/2024	1,455	1,612

Total Rhode Island		21,595

South Carolina – 1.04%
Aiken County Consolidated School District
4.00%, 04/01/2034	2,415	2,885
Connector 2000 Association, Inc.
0.00%, 01/01/2032	4,711	2,475
0.00%, 01/01/2042	4,838	1,277
0.00%, 07/22/2051	22,572	2,833
County of Richland SC
5.00%, 03/01/2025	2,900	3,318
Lancaster County School District
5.00%, 03/01/2023	445	469
Lexington County Health Services District, Inc.
5.00%, 11/01/2022	250	260
5.00%, 11/01/2023	300	325
5.00%, 11/01/2024	780	877
Patriots Energy Group Financing Agency
4.00%, 10/01/2048(2)	34,175	36,444
Piedmont Municipal Power Agency
4.00%, 01/01/2034	4,000	4,800
Scago Educational Facilities Corp. for Union School District
5.00%, 12/01/2023	1,060	1,152
South Carolina Jobs-Economic Development Authority
4.00%, 06/01/2036(3)	500	536
5.00%, 11/01/2028	700	728
5.00%, 04/01/2031	510	631
5.00%, 05/01/2037	500	527
5.00%, 05/01/2042	500	521
5.00%, 11/15/2042	585	658
5.00%, 05/01/2043	4,675	5,605
5.00%, 04/01/2047	2,000	2,175
5.00%, 04/01/2052	1,750	1,901
5.00%, 11/15/2054	1,000	1,114
6.00%, 02/01/2035(3)(4)	525	210
6.25%, 02/01/2045(3)(4)	995	398
South Carolina Ports Authority
5.00%, 07/01/2026	1,940	2,295
5.00%, 07/01/2027	3,120	3,785
5.00%, 07/01/2028	1,100	1,367
South Carolina Public Service Authority
4.00%, 12/01/2036	3,500	4,233
5.00%, 12/01/2022	1,185	1,236
5.00%, 12/01/2022	1,435	1,497
5.00%, 12/01/2032	1,500	1,763
5.00%, 12/01/2032	8,020	10,463
5.00%, 12/01/2035	1,500	1,789
5.00%, 12/01/2041	3,000	3,561
5.00%, 12/01/2049	1,900	2,093
5.75%, 12/01/2043	2,000	2,206
South Carolina State Housing Finance & Development Authority
4.00%, 01/01/2050	775	862
4.00%, 07/01/2050	735	818
South Carolina Transportation Infrastructure Bank
5.00%, 10/01/2025	305	355
Tender Option Bond Trust Receipts/Certificates
0.21%, 06/01/2029(2)(3)	1,400	1,400
0.25%, 05/30/2022(2)(3)	3,220	3,220

Total South Carolina		115,062

South Dakota – 0.22%
City of Sioux Falls SD
5.00%, 11/01/2042	750	819
County of Lawrence SD
4.00%, 12/01/2036	730	867
4.00%, 12/01/2038	810	956
County of Lincoln SD
4.00%, 08/01/2051	2,060	2,294
South Dakota Health & Educational Facilities Authority
5.00%, 09/01/2024	355	398
5.00%, 09/01/2025	880	1,018
5.00%, 09/01/2026	2,000	2,381
5.00%, 11/01/2029	800	922
5.00%, 11/01/2030	1,000	1,152
5.00%, 07/01/2033(2)	2,630	2,886
5.00%, 11/01/2042	145	151
5.00%, 11/01/2045	1,500	1,711
South Dakota Housing Development Authority
3.00%, 11/01/2051	1,225	1,316
4.00%, 11/01/2047	5,090	5,458

Tender Option Bond Trust Receipts/Certificates
0.17%, 09/01/2050(2)(3)	1,480	1,480

Total South Dakota		23,809

Tennessee – 1.14%
Blount County Health & Educational Facilities Board
5.00%, 01/01/2037	1,240	1,102
Chattanooga Health Educational & Housing Facility Board
5.00%, 10/01/2022	325	335
5.00%, 10/01/2030	500	557
5.00%, 10/01/2032	1,215	1,348
5.00%, 10/01/2035	2,260	2,498
Greeneville Health & Educational Facilities Board
5.00%, 07/01/2025	1,850	1,973
5.00%, 07/01/2035	1,275	1,553
Johnson City Health & Educational Facilities Board
5.00%, 08/15/2042	2,000	2,051
Knox County Health Educational & Housing Facility Board
5.00%, 04/01/2023	1,825	1,927
5.00%, 04/01/2024	1,000	1,096
5.00%, 04/01/2027	1,740	2,075
Memphis-Shelby County Airport Authority
5.00%, 07/01/2022	1,000	1,023
Memphis-Shelby County Industrial Development Board
4.75%, 07/01/2027	540	523
5.50%, 07/01/2037	1,600	1,525
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
5.00%, 05/01/2024	495	547
Metropolitan Government of Nashville & Davidson County TN
5.00%, 07/01/2031	1,100	1,271
Nashville Metropolitan Development & Housing Agency
4.50%, 06/01/2028(3)	1,050	1,149
5.13%, 06/01/2036(3)	3,290	3,750
New Memphis Arena Public Building Authority
0.00%, 04/01/2029	625	644
0.00%, 04/01/2030	750	783
0.00%, 04/01/2031	650	689
Shelby County Health Educational & Housing Facilities Board
5.00%, 09/01/2037(3)	1,590	1,539
Tender Option Bond Trust Receipts/Certificates
0.35%, 12/01/2060(2)(3)	4,500	4,500
Tennergy Corp.
4.00%, 12/01/2051(2)	25,000	29,206
5.00%, 02/01/2050(2)	11,590	12,916
Tennessee Energy Acquisition Corp.
4.00%, 05/01/2048(2)	7,135	7,420
4.00%, 11/01/2049(2)	7,070	7,803
5.00%, 02/01/2027	2,725	3,213
Tennessee Housing Development Agency
3.00%, 01/01/2052	1,735	1,883
Tennessee State School Bond Authority
5.00%, 11/01/2040	25,000	29,186

Total Tennessee		126,085

Texas – 8.20%
Alamito Public Facility Corp.
1.51%, 05/01/2037(2)	5,000	5,002
Alamo Community College District
4.00%, 02/15/2022	665	668
4.00%, 02/15/2023	1,000	1,042
Arlington Higher Education Finance Corp.
4.00%, 08/15/2031	435	534
5.00%, 08/15/2022	55	56
5.00%, 08/15/2023	55	58
Austin Community College District Public Facility Corp.
5.00%, 08/01/2024	430	480
5.00%, 08/01/2028	310	380
5.00%, 08/01/2031	300	365
5.00%, 08/01/2031	580	705
Austin Convention Enterprises, Inc.
5.00%, 01/01/2022	250	250
5.00%, 01/01/2023	250	257
5.00%, 01/01/2025	150	161
5.00%, 01/01/2027	400	442
5.00%, 01/01/2028	1,570	1,788
5.00%, 01/01/2029	1,045	1,185
5.00%, 01/01/2030	720	784
5.00%, 01/01/2032	1,700	1,912
5.00%, 01/01/2034	1,000	1,080
Austin Independent School District
4.00%, 08/01/2032	2,835	3,517
4.00%, 08/01/2033	3,160	3,919
4.00%, 08/01/2034	3,620	4,480

4.00%, 08/01/2035	2,465	3,045
Austin-Bergstrom Landhost Enterprises, Inc.
5.00%, 10/01/2023	1,425	1,519
5.00%, 10/01/2025	1,780	2,013
5.00%, 10/01/2026	1,400	1,621
5.00%, 10/01/2028	1,925	2,258
5.00%, 10/01/2030	2,175	2,522
5.00%, 10/01/2033	2,000	2,303
5.00%, 10/01/2034	2,000	2,300
5.00%, 10/01/2036	1,000	1,148
Baytown Area Water Authority
5.00%, 05/01/2023	1,000	1,059
5.00%, 05/01/2024	1,000	1,101
5.00%, 05/01/2025	1,000	1,141
Birdville Independent School District
5.00%, 02/15/2026	725	854
Board of Managers Joint Guadalupe County-City of Seguin Hospital
5.00%, 12/01/2045	290	311
5.25%, 12/01/2035	525	577
Board of Regents of the University of Texas System
4.00%, 08/15/2036	10,785	11,695
Brenham Independent School District
0.00%, 02/15/2026	300	260
Central Texas Regional Mobility Authority
4.00%, 01/01/2033	965	1,140
4.00%, 01/01/2033	1,000	1,168
4.00%, 01/01/2036	500	587
4.00%, 01/01/2037	620	725
5.00%, 01/01/2022	500	500
5.00%, 01/01/2024	175	190
5.00%, 01/01/2025	225	253
5.00%, 01/01/2025	11,045	12,211
5.00%, 01/01/2028	300	347
5.00%, 01/01/2029	750	936
5.00%, 01/01/2031	500	639
5.00%, 01/01/2031	600	767
5.00%, 01/01/2032	500	636
5.00%, 01/01/2034	1,475	1,703
5.00%, 01/01/2035	600	773
5.00%, 01/01/2036	600	770
5.00%, 01/01/2037	605	775
5.00%, 01/01/2038	400	510
5.00%, 01/01/2039	500	637
Central Texas Turnpike System
5.00%, 08/15/2037	2,500	2,789
5.00%, 08/15/2042	1,400	1,560
City of Arlington TX
5.00%, 08/15/2031	265	330
5.00%, 08/15/2033	290	357
5.00%, 08/15/2035	320	392
City of Arlington TX Special Tax Revenue
4.00%, 02/15/2044	1,250	1,417
City of Austin TX Airport System Revenue
5.00%, 11/15/2026	1,140	1,361
5.00%, 11/15/2028	1,000	1,120
5.00%, 11/15/2044	255	284
City of Crandall TX
3.38%, 09/15/2026(3)	50	51
4.00%, 09/15/2031(3)	100	103
City of Dallas TX
5.00%, 02/15/2023	1,225	1,232
5.00%, 02/15/2024	1,055	1,157
5.00%, 02/15/2027	8,125	9,853
City of Dallas TX Hotel Occupancy Tax Revenue
4.00%, 08/15/2029	1,110	1,257
4.00%, 08/15/2030	1,040	1,174
4.00%, 08/15/2032	1,000	1,125
City of Dallas TX Waterworks & Sewer System Revenue
5.00%, 10/01/2027	530	617
5.00%, 10/01/2031	800	960
City of El Paso TX
5.00%, 08/15/2025	2,245	2,600
City of Elgin TX
4.00%, 07/15/2027	330	381
4.00%, 07/15/2029	350	414
4.00%, 07/15/2031	295	357
4.00%, 07/15/2031	385	466
4.00%, 07/15/2033	240	288
4.00%, 07/15/2033	415	498
4.00%, 07/15/2034	175	210
4.00%, 07/15/2037	280	333

4.00%, 07/15/2039	270	320
4.00%, 07/15/2039	305	362
4.00%, 07/15/2040	315	373
City of Fort Worth TX
5.00%, 03/01/2023	1,125	1,187
City of Garland TX Water & Sewer System Revenue
5.00%, 03/01/2028	700	845
City of Houston TX
5.00%, 03/01/2023	1,975	2,084
5.00%, 03/01/2025	750	856
5.00%, 03/01/2029	1,000	1,206
City of Houston TX Airport System Revenue
4.00%, 07/01/2035	2,100	2,514
4.00%, 07/01/2036	2,500	2,981
4.00%, 07/01/2041	1,950	2,089
4.75%, 07/01/2024	1,400	1,480
5.00%, 07/01/2027	1,250	1,279
5.00%, 07/01/2027	1,625	1,899
5.00%, 07/01/2027	3,000	3,668
5.00%, 07/15/2027	2,325	2,719
5.00%, 07/01/2029	1,000	1,232
5.00%, 07/01/2030	1,000	1,023
5.00%, 07/01/2031	1,750	2,154
5.00%, 07/01/2032	1,750	2,156
5.00%, 07/01/2033	1,770	2,305
5.00%, 07/01/2034	1,750	2,275
5.00%, 07/15/2035	800	884
City of Houston TX Combined Utility System Revenue
0.00%, 12/01/2028	5,000	4,645
4.00%, 11/15/2035	300	371
4.00%, 11/15/2036	300	371
5.00%, 11/15/2022	200	208
5.00%, 11/15/2023	225	245
5.00%, 05/15/2028	410	453
5.00%, 11/15/2033	400	478
City of Houston TX Hotel Occupancy Tax & Special Revenue
5.00%, 09/01/2036	2,100	2,569
City of Lubbock TX Electric Light & Power System Revenue
4.00%, 04/15/2038	3,000	3,541
4.00%, 04/15/2039	2,500	2,946
City of Mission TX
5.00%, 02/15/2027	230	275
5.00%, 02/15/2027	335	401
5.00%, 02/15/2028	250	307
5.00%, 02/15/2029	125	157
City of Pearland TX
5.00%, 03/01/2024	650	713
City of San Antonio TX Airport System
5.00%, 07/01/2027	2,000	2,424
5.00%, 07/01/2028	1,750	2,163
5.00%, 07/01/2030	1,000	1,255
City of San Antonio TX Electric & Gas Systems Revenue
1.13%, 12/01/2045(2)	22,440	22,751
1.75%, 02/01/2049(2)	4,000	4,180
5.00%, 02/01/2030	1,000	1,225
5.00%, 02/01/2037	800	1,043
5.00%, 02/01/2038	1,530	1,990
5.00%, 02/01/2039	1,700	2,206
5.00%, 02/01/2040	1,465	1,895
5.00%, 02/01/2041	570	733
City of Temple TX
4.00%, 08/01/2031	225	266
4.00%, 08/01/2033	200	235
4.00%, 08/01/2034	240	281
4.00%, 08/01/2035	215	251
4.00%, 08/01/2039	220	255
4.00%, 08/01/2041	170	197
City of Waco TX
5.00%, 02/01/2025	1,710	1,872
Clifton Higher Education Finance Corp.
3.00%, 08/15/2032	370	417
3.00%, 08/15/2033	260	291
3.00%, 08/15/2034	655	729
3.00%, 08/15/2035	680	754
3.00%, 08/15/2036	330	364
3.00%, 08/15/2037	730	804
3.00%, 08/15/2038	380	418
3.00%, 08/15/2039	780	855
3.00%, 08/15/2040	935	1,022
3.00%, 08/15/2041	965	1,051
5.00%, 08/15/2030	170	221

5.00%, 08/15/2031	100	132
6.13%, 08/15/2048	4,750	5,421
Conroe Local Government Corp.
5.00%, 10/01/2033	200	258
5.00%, 10/01/2034	200	258
5.00%, 10/01/2035	135	173
Coppell Independent School District
4.00%, 08/15/2034	2,310	2,701
4.00%, 08/15/2036	2,580	3,008
5.00%, 08/15/2033	2,985	3,749
County of Comal TX
4.00%, 02/01/2023	1,000	1,040
County of El Paso TX
5.00%, 02/15/2029	1,500	1,845
5.00%, 02/15/2031	1,280	1,496
County of Harris TX
5.00%, 10/01/2027	5,000	6,188
Cypress-Fairbanks Independent School District
1.25%, 02/15/2036(2)	390	392
1.25%, 02/15/2036(2)	1,190	1,197
5.00%, 02/15/2025	1,000	1,099
5.00%, 02/15/2025	1,205	1,373
5.00%, 02/15/2027	470	553
Dallas Area Rapid Transit
5.00%, 12/01/2024	550	623
5.00%, 12/01/2047	1,300	1,664
Dallas County Utility & Reclamation District
5.00%, 02/15/2024	1,125	1,227
Dallas Fort Worth International Airport
4.00%, 11/01/2034	1,930	2,335
4.00%, 11/01/2035	3,870	4,673
4.00%, 11/01/2045	8,165	9,572
5.00%, 11/01/2029	230	239
5.00%, 11/01/2031	2,310	3,015
5.00%, 11/01/2032	1,600	1,723
5.00%, 11/01/2044	300	311
5.25%, 11/01/2027	1,145	1,242
Dallas Independent School District
4.00%, 02/15/2023	1,250	1,303
4.00%, 02/15/2025	1,655	1,836
4.00%, 02/15/2026	1,000	1,138
5.00%, 02/15/2036(2)	85	85
5.00%, 02/15/2036	1,045	1,051
5.00%, 02/15/2036(2)	2,175	2,187
5.00%, 02/15/2036(2)	2,180	2,192
Decatur Hospital Authority
5.00%, 09/01/2030	555	699
5.00%, 09/01/2032	1,110	1,416
Denton Independent School District
0.00%, 08/15/2025	500	489
2.00%, 08/01/2044(2)	1,275	1,324
El Paso County Hospital District
5.00%, 08/15/2027	1,260	1,346
5.00%, 08/15/2029	50	53
Fort Bend Independent School District
0.72%, 08/01/2051(2)	10,340	10,312
0.88%, 08/01/2050(2)	2,820	2,870
Fort Worth Independent School District
5.00%, 02/15/2022	450	453
5.00%, 02/15/2026	1,365	1,609
Grand Parkway Transportation Corp.
5.00%, 02/01/2023	1,580	1,658
5.00%, 10/01/2031	2,630	3,281
5.00%, 10/01/2033	1,205	1,501
5.00%, 10/01/2034	1,500	1,867
5.00%, 10/01/2052(2)	9,910	10,682
Greater Texoma Utility Authority
5.00%, 10/01/2022	140	145
Gregg County Health Facilities Development Corp.
4.50%, 07/01/2032	635	648
5.00%, 07/01/2042	25	26
Gulf Coast Industrial Development Authority
4.88%, 05/01/2025	2,250	2,281
Harlandale Independent School District
5.00%, 08/01/2030	1,305	1,575
Harris County Cultural Education Facilities Finance Corp.
0.72% (1 Month LIBOR USD + 0.65%), 11/15/2046(1)	1,500	1,506
0.90%, 05/15/2050(2)	1,630	1,631
3.00%, 10/01/2040	1,000	1,093
4.00%, 10/01/2041	500	601
5.00%, 01/01/2043	180	185

5.00%, 07/01/2049(2)	1,390	1,446
5.00%, 07/01/2049(2)	1,480	1,667
5.00%, 07/01/2049(2)	5,000	5,978
5.00%, 10/01/2051(2)	14,500	19,379
Harris County Flood Control District
4.00%, 10/01/2036	480	581
4.00%, 10/01/2037	4,400	5,312
5.00%, 10/01/2031	3,145	4,142
Hays Consolidated Independent School District
2.70%, 08/15/2042(2)	240	243
2.70%, 08/15/2042(2)	930	943
2.70%, 08/15/2042(2)	1,730	1,754
Houston Higher Education Finance Corp.
3.38%, 10/01/2037	1,000	1,002
Houston Independent School District
2.25%, 06/01/2039(2)	5,000	5,041
4.00%, 06/01/2029(2)	1,200	1,261
4.00%, 06/01/2039(2)	4,415	4,640
5.00%, 02/15/2030	1,000	1,169
Irving Hospital Authority
5.00%, 10/15/2035	625	723
Lake Houston Redevelopment Authority
3.00%, 09/01/2039	350	359
4.00%, 09/01/2035	250	291
5.00%, 09/01/2026	230	270
5.00%, 09/01/2030	250	313
Love Field Airport Modernization Corp.
5.00%, 11/01/2028	1,250	1,297
5.00%, 11/01/2030	1,080	1,245
5.00%, 11/01/2035	1,000	1,186
Lower Colorado River Authority
5.00%, 05/15/2022	300	305
5.00%, 05/15/2022	565	575
5.00%, 05/15/2022	1,025	1,043
5.00%, 05/15/2025	1,190	1,364
5.00%, 05/15/2026	1,000	1,183
5.00%, 05/15/2036	1,425	1,790
5.00%, 05/15/2038	3,480	4,434
5.00%, 05/15/2039	5,750	7,308
5.00%, 05/15/2051	5,000	6,363
Midlothian Independent School District
2.00%, 08/01/2051(2)	1,065	1,102
Mission Economic Development Corp.
4.63%, 10/01/2031(3)	3,955	4,159
Montgomery County Toll Road Authority
5.00%, 09/15/2032	50	56
5.00%, 09/15/2033	270	304
5.00%, 09/15/2034	55	62
5.00%, 09/15/2035	1,145	1,288
5.00%, 09/15/2036	75	84
5.00%, 09/15/2037	1,245	1,398
5.00%, 09/15/2038	125	140
5.00%, 09/15/2043	380	425
5.00%, 09/15/2048	1,070	1,192
Needville Independent School District
5.00%, 08/15/2025	1,175	1,360
New Hope Cultural Education Facilities Finance Corp.
4.00%, 08/15/2026(3)	665	732
4.00%, 08/15/2028(3)	535	600
4.00%, 08/15/2031(3)	725	835
5.00%, 08/15/2024	730	816
5.00%, 08/15/2026	200	239
5.00%, 08/15/2027	375	460
5.00%, 04/01/2029	1,000	1,060
5.00%, 08/15/2030	3,500	4,268
5.00%, 04/01/2031	335	395
5.00%, 10/01/2031	160	175
5.00%, 11/01/2031	1,750	1,955
5.00%, 04/01/2034	475	523
5.00%, 10/01/2034	185	202
5.00%, 07/01/2035	2,100	1,806
5.00%, 04/01/2036	820	968
5.00%, 04/01/2037	1,310	1,588
5.00%, 10/01/2039	250	271
5.00%, 07/01/2040	4,000	4,586
5.00%, 11/01/2040	1,100	1,213
5.00%, 07/01/2047	1,075	925
5.00%, 04/01/2048	1,250	1,475
5.00%, 07/01/2058	275	329
5.25%, 10/01/2049	610	664
5.50%, 11/15/2052	250	266

Newark Higher Education Finance Corp.
5.00%, 04/01/2029	505	586
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System
5.00%, 06/01/2027	1,025	1,254
5.00%, 06/01/2028	1,050	1,290
5.00%, 06/01/2029	600	735
North Texas Tollway Authority
4.00%, 01/01/2033	1,000	1,222
4.00%, 01/01/2034	1,000	1,219
4.00%, 01/01/2035	1,000	1,215
4.00%, 01/01/2036	1,350	1,635
4.00%, 01/01/2037	1,650	1,992
4.00%, 01/01/2038	1,250	1,506
4.00%, 01/01/2040	1,250	1,501
5.00%, 01/01/2023	90	94
5.00%, 01/01/2023	145	152
5.00%, 01/01/2025	705	799
5.00%, 01/01/2025	860	975
5.00%, 01/01/2030	75	87
5.00%, 01/01/2030	6,250	6,789
5.00%, 01/01/2031	105	122
5.00%, 01/01/2031	500	581
5.00%, 01/01/2031	1,100	1,347
5.00%, 01/01/2031	1,900	2,065
5.00%, 01/01/2032	1,100	1,344
5.00%, 01/01/2033	500	598
5.00%, 01/01/2033	1,250	1,530
5.00%, 01/01/2033	3,150	3,540
5.00%, 01/01/2034	1,400	1,707
5.00%, 01/01/2035	1,500	1,826
5.00%, 01/01/2036	550	639
5.00%, 01/01/2039	170	197
5.00%, 01/01/2040	2,000	2,090
Northside Independent School District
0.70%, 06/01/2050(2)	24,595	24,625
1.60%, 08/01/2049(2)	14,920	15,315
Old Spanish Trail-Alemda Corridors Redevelopment Authority
4.00%, 09/01/2033	1,360	1,575
Pasadena Independent School District
1.50%, 02/15/2044(2)	4,295	4,400
Pecos Barstow Toyah Independent School District
4.00%, 02/15/2041	1,000	1,097
Permanent University Fund - University of Texas System
5.00%, 07/01/2029	235	280
Pflugerville Independent School District
2.50%, 02/15/2039(2)	1,340	1,384
Plano Independent School District
5.00%, 02/15/2022	1,000	1,006
Port Arthur Independent School District
4.00%, 02/15/2034	550	664
Port Beaumont Navigation District
1.88%, 01/01/2026(3)	850	851
2.00%, 01/01/2027(3)	550	551
2.13%, 01/01/2028(3)	575	576
2.25%, 01/01/2029(3)	820	819
2.50%, 01/01/2030(3)	1,000	1,000
2.63%, 01/01/2031(3)	800	802
2.88%, 01/01/2041(3)	1,000	986
4.00%, 01/01/2050(3)	1,035	1,063
Port of Port Arthur Navigation District
0.21%, 04/01/2040(2)	32,635	32,635
0.21%, 04/01/2040(2)	33,090	33,090
0.22%, 04/01/2040(2)	6,165	6,165
Rockwall Independent School District
0.00%, 02/15/2024	1,005	996
San Antonio Water System
2.00%, 05/01/2044(2)	900	913
4.00%, 05/15/2039	4,500	5,490
5.00%, 05/15/2032	3,000	3,185
Southwest Houston Redevelopment Authority
4.00%, 09/01/2031	400	464
4.00%, 09/01/2032	400	462
4.00%, 09/01/2033	425	488
4.00%, 09/01/2034	355	407
4.00%, 09/01/2035	225	258
4.00%, 09/01/2036	700	801
5.00%, 09/01/2028	350	423
5.00%, 09/01/2029	345	424

State of Texas
4.00%, 10/01/2032	1,200	1,288
5.00%, 08/01/2025	2,035	2,188
5.00%, 08/01/2026	1,000	1,118
5.00%, 04/01/2027	5,000	5,922
5.00%, 04/01/2039	10,000	11,031
5.50%, 08/01/2026	1,000	1,212
5.50%, 08/01/2032	1,000	1,212
Tarrant County Cultural Education Facilities Finance Corp.
5.00%, 11/15/2022	300	312
5.00%, 07/01/2026	1,775	2,100
5.00%, 11/15/2035(4)	1,015	812
5.00%, 11/15/2035	1,750	1,951
5.00%, 11/15/2037	4,400	5,165
5.00%, 11/15/2040	1,650	1,900
5.00%, 11/15/2040	1,800	1,996
5.00%, 11/15/2045(4)	1,175	940
5.00%, 11/15/2046	1,615	1,847
5.75%, 12/01/2054	531	568
Tender Option Bond Trust Receipts/Certificates
0.16%, 10/01/2051(2)(3)	9,500	9,500
0.16%, 02/15/2056(2)(3)	1,700	1,700
0.18%, 01/01/2029(2)(3)	1,155	1,155
0.18%, 01/01/2029(2)(3)	1,850	1,850
0.18%, 01/01/2029(2)(3)	2,250	2,250
0.18%, 01/01/2040(2)(3)	800	800
0.35%, 04/01/2059(2)(3)	3,300	3,300
0.35%, 11/01/2060(2)(3)	3,400	3,400
0.35%, 01/01/2061(2)(3)	1,000	1,000
0.35%, 01/01/2061(2)(3)	2,550	2,550
0.35%, 08/01/2061(2)(3)	1,900	1,900
0.35%, 12/01/2061(2)(3)	3,500	3,500
Texas A&M University
3.00%, 05/15/2028	2,300	2,502
Texas Department of Housing & Community Affairs
2.95%, 07/01/2036	1,626	1,779
3.50%, 03/01/2051	6,580	7,249
4.00%, 03/01/2050	1,610	1,794
Texas Municipal Gas Acquisition & Supply Corp. I
5.25%, 12/15/2022	450	471
5.25%, 12/15/2025	3,000	3,515
6.25%, 12/15/2026	5,740	6,679
Texas Municipal Gas Acquisition & Supply Corp. II
0.82% (3 Month LIBOR USD + 0.69%), 09/15/2027(1)	36,000	36,229
Texas Municipal Gas Acquisition & Supply Corp. III
5.00%, 12/15/2022	1,000	1,042
5.00%, 12/15/2023	1,250	1,353
5.00%, 12/15/2028	5,100	6,314
5.00%, 12/15/2029	6,950	8,728
5.00%, 12/15/2030	4,850	6,193
5.00%, 12/15/2031	4,175	5,422
5.00%, 12/15/2032	6,150	8,120
Texas Municipal Power Agency
3.00%, 09/01/2034	785	842
3.00%, 09/01/2038	2,900	3,095
3.00%, 09/01/2040	1,800	1,912
Texas Private Activity Bond Surface Transportation Corp.
4.00%, 12/31/2032	2,500	2,975
4.00%, 12/31/2033	2,040	2,418
4.00%, 06/30/2036	1,175	1,379
5.00%, 12/31/2050	5,410	6,030
5.00%, 12/31/2055	2,755	3,064
Texas Public Finance Authority
5.00%, 02/01/2028	2,300	2,859
Texas State University System
5.00%, 03/15/2026	800	945
5.00%, 03/15/2029	610	737
5.00%, 03/15/2032	1,325	1,591
Texas Transportation Commission
0.00%, 08/01/2034	1,060	723
0.00%, 08/01/2037	725	421
0.00%, 08/01/2038	800	440
0.00%, 08/01/2039	710	370
0.00%, 08/01/2040	1,500	739
0.65%, 10/01/2041(2)	15,145	15,042
5.00%, 08/01/2057	2,930	3,406
Texas Transportation Commission State Highway Fund
5.00%, 10/01/2023	5,020	5,433
Texas Water Development Board
5.00%, 04/15/2028	1,500	1,880
5.00%, 10/15/2028	2,370	3,008
5.00%, 04/15/2029	2,000	2,568

5.00%, 10/15/2029	4,100	5,323
5.00%, 04/15/2030	2,000	2,623
5.00%, 10/15/2030	3,060	4,058
University of Houston
5.00%, 02/15/2030	860	1,009
Uptown Development Authority
4.00%, 09/01/2032	425	507
5.00%, 09/01/2033	715	817
Viridian Municipal Management District
4.00%, 12/01/2029	520	561
4.00%, 12/01/2031	560	601
4.00%, 12/01/2032	580	622
4.00%, 12/01/2033	605	648

Total Texas		903,877

Utah – 0.45%
Military Installation Development Authority
4.00%, 06/01/2041	200	203
4.00%, 06/01/2041	1,200	1,209
4.00%, 06/01/2052	3,500	3,432
Salt Lake City Corp. Airport Revenue
5.00%, 07/01/2025	1,000	1,147
5.00%, 07/01/2026	1,700	2,009
5.00%, 07/01/2026	3,000	3,544
5.00%, 07/01/2030	1,000	1,224
5.00%, 07/01/2042	2,500	2,982
5.25%, 07/01/2048	3,000	3,666
State of Utah
5.00%, 07/01/2023	1,760	1,885
Tender Option Bond Trust Receipts/Certificates
0.35%, 04/01/2065(2)(3)	6,600	6,600
UIPA Crossroads Public Infrastructure District
4.38%, 06/01/2052(3)	3,500	3,500
Utah Charter School Finance Authority
4.00%, 04/15/2040	2,440	2,827
4.00%, 10/15/2040	2,130	2,487
Utah Infrastructure Agency
3.00%, 10/15/2026	500	545
4.00%, 10/15/2028	350	408
4.00%, 10/15/2029	610	721
4.00%, 10/15/2033	600	705
4.00%, 10/15/2034	1,410	1,650
4.00%, 10/15/2036	345	411
4.00%, 10/15/2036	500	582
4.00%, 10/15/2038	650	770
4.00%, 10/15/2038	1,335	1,548
4.00%, 10/15/2041	800	943
4.00%, 10/15/2044	960	1,124
Utah Transit Authority
4.00%, 12/15/2031	2,880	3,248

Total Utah		49,370

Vermont – 0.07%
Vermont Educational & Health Buildings Financing Agency
5.00%, 10/15/2027	1,000	1,157
5.00%, 10/15/2029	890	1,019
Vermont Housing Finance Agency
3.00%, 11/01/2051	1,935	2,103
Vermont Student Assistance Corp.
5.00%, 06/15/2025	800	904
5.00%, 06/15/2026	100	116
5.00%, 06/15/2026	500	579
5.00%, 06/15/2027	700	806
5.00%, 06/15/2030	450	556
5.00%, 06/15/2031	500	625

Total Vermont		7,865

Virgin Islands – 0.03%
Virgin Islands Public Finance Authority
5.00%, 10/01/2032	3,000	3,080

Total Virgin Islands		3,080

Virginia – 1.32%
Arlington County Industrial Development Authority
5.00%, 07/01/2027	905	1,107
Chesapeake Bay Bridge & Tunnel District
5.00%, 11/01/2023	7,700	8,322
5.00%, 07/01/2046	4,535	5,332
5.00%, 07/01/2051	1,670	1,961
City of Norfolk VA Water Revenue
5.00%, 11/01/2022	1,645	1,709
County of Botetourt VA
4.75%, 07/01/2023	40	42
6.00%, 07/01/2034	1,500	1,663

County of Loudoun VA
5.00%, 12/01/2023	825	899
Deutsche Bank Spears/Lifers Trust
0.15%, 05/15/2030(2)(3)	5,065	5,065
Fairfax County Economic Development Authority
5.00%, 12/01/2042	1,290	1,403
Fairfax County Industrial Development Authority
5.00%, 05/15/2035	1,175	1,195
5.00%, 05/15/2044	975	1,079
Farmville Industrial Development Authority
5.00%, 01/01/2032	1,255	1,496
5.00%, 01/01/2033	1,320	1,570
Fredericksburg Economic Development Authority
5.00%, 06/15/2031	500	550
Hampton Roads Transportation Accountability Commission
5.00%, 07/01/2026	9,300	11,097
5.00%, 07/01/2027	835	1,025
5.50%, 07/01/2057	1,275	1,580
Hanover County Economic Development Authority
4.00%, 07/01/2040(3)	2,000	2,119
4.00%, 07/01/2047(3)	2,000	2,085
5.00%, 07/01/2042	1,120	1,146
5.00%, 07/01/2047	2,080	2,127
James City County Economic Development Authority
4.00%, 12/01/2023	305	323
4.00%, 12/01/2025	420	465
4.00%, 12/01/2027	445	506
4.00%, 12/01/2029	235	270
4.00%, 12/01/2035	515	577
Norfolk Airport Authority
4.00%, 07/01/2022	240	244
4.00%, 07/01/2023	235	247
5.00%, 07/01/2024	325	360
5.00%, 07/01/2025	490	561
Norfolk Redevelopment & Housing Authority
4.00%, 01/01/2025	3,870	3,872
5.00%, 01/01/2046	240	255
5.00%, 01/01/2049	500	540
Salem Economic Development Authority
5.00%, 04/01/2030	710	894
5.00%, 04/01/2031	400	502
5.00%, 04/01/2032	700	876
5.00%, 04/01/2033	350	437
5.00%, 04/01/2034	925	1,152
Stafford County Economic Development Authority
4.00%, 06/15/2037	50	55
5.00%, 06/15/2030	150	175
5.00%, 06/15/2033	150	174
5.00%, 06/15/2034	500	580
Tobacco Settlement Financing Corp.
0.00%, 06/01/2047	3,000	747
Virginia College Building Authority
5.00%, 02/01/2022	150	151
5.00%, 06/01/2022	150	153
5.00%, 02/01/2023	700	736
5.00%, 06/01/2023	125	133
5.00%, 09/01/2023	1,000	1,078
5.00%, 02/01/2026	1,000	1,179
5.00%, 02/01/2030	1,500	1,857
5.00%, 07/01/2030(3)	500	536
5.00%, 06/01/2031	175	223
5.00%, 02/01/2034	1,000	1,295
5.00%, 07/01/2045(3)	500	526
5.00%, 07/01/2045(3)	3,500	3,684
5.25%, 07/01/2035(3)	1,000	1,073
Virginia Commonwealth Transportation Board
5.00%, 09/15/2022	1,000	1,010
5.00%, 09/15/2023	2,500	2,700
Virginia Port Authority
5.00%, 07/01/2023	1,000	1,066
Virginia Public Building Authority
5.00%, 08/01/2022	1,050	1,079
5.00%, 08/01/2022	1,490	1,532
5.00%, 08/01/2023	1,425	1,531
5.00%, 08/01/2024	2,245	2,510
Virginia Public School Authority
5.00%, 08/01/2022	2,505	2,575
5.00%, 08/01/2022	3,275	3,367
Virginia Small Business Financing Authority
4.00%, 12/01/2036	500	564
5.00%, 01/01/2026	750	876
5.00%, 01/01/2027	1,000	1,203

5.00%, 07/01/2034	1,000	1,007
5.00%, 01/01/2040	3,540	3,552
5.00%, 01/01/2040	4,135	4,164
5.00%, 01/01/2044	1,160	1,164
5.00%, 01/01/2048(2)(3)	500	522
5.00%, 07/01/2049	5,860	5,879
5.00%, 12/31/2049	3,105	3,686
5.00%, 12/31/2052	6,500	7,687
5.00%, 12/31/2056	4,705	5,558
5.50%, 01/01/2042	6,590	6,747
Wise County Industrial Development Authority
1.20%, 11/01/2040(2)	3,355	3,410
York County Economic Development Authority
1.90%, 05/01/2033(2)	600	613

Total Virginia		145,010

Washington – 3.15%
Adams County Public Hospital District No 2
5.13%, 12/01/2044	1,000	1,078
Auburn School District No 408 of King & Pierce Counties
4.00%, 12/01/2034	1,225	1,433
4.00%, 12/01/2036	1,140	1,331
5.00%, 12/01/2033	2,000	2,471
Central Puget Sound Regional Transit Authority
5.00%, 11/01/2035	960	1,124
City of Seattle WA Municipal Light & Power Revenue
0.59% (SIFMA Municipal Swap Index Yield + 0.49%), 11/01/2046(1)	5,000	5,016
4.00%, 01/01/2032	3,385	3,941
City of Tacoma WA Electric System Revenue
5.00%, 01/01/2039	675	801
City of Tacoma WA Solid Waste Utility Revenue
5.00%, 12/01/2031	460	540
Clark County Public Utility District No 1
5.00%, 01/01/2022	425	425
5.00%, 01/01/2023	375	393
5.00%, 01/01/2023	750	786
5.00%, 01/01/2024	395	431
County of King WA Sewer Revenue
0.33% (SIFMA Municipal Swap Index Yield + 0.23%), 01/01/2040(1)	13,060	13,060
5.00%, 01/01/2047	29,000	31,813
East Pierce Fire & Rescue
5.00%, 12/01/2029	635	797
5.00%, 12/01/2031	925	1,154
Energy Northwest
4.00%, 07/01/2044	8,000	8,116
5.00%, 07/01/2028	15,000	18,895
5.00%, 07/01/2034	6,890	8,988
King & Snohomish Counties School District No 417 Northshore
4.00%, 12/01/2033	5,500	5,918
King County Housing Authority
3.00%, 06/01/2024	785	827
3.00%, 12/01/2024	800	851
4.00%, 06/01/2026	450	508
4.00%, 12/01/2026	430	491
4.00%, 06/01/2027	585	673
4.00%, 06/01/2027	620	712
4.00%, 12/01/2027	400	464
4.00%, 06/01/2028	1,115	1,301
4.00%, 06/01/2029	840	994
4.00%, 06/01/2030	400	479
4.00%, 06/01/2031	650	776
4.00%, 11/01/2031	1,640	1,949
4.00%, 06/01/2032	625	739
4.00%, 11/01/2032	1,705	2,022
4.00%, 06/01/2033	500	588
4.00%, 06/01/2034	525	611
4.00%, 06/01/2035	735	851
5.00%, 11/01/2027	1,000	1,219
5.00%, 11/01/2028	1,430	1,784
5.00%, 11/01/2029	750	955
King County Public Hospital District No 1
5.00%, 12/01/2032	4,500	5,353
King County School District No 210 Federal Way
4.00%, 12/01/2035	2,000	2,340
King County School District No 412 Shoreline
4.00%, 12/01/2036	2,000	2,371
King County School District No 414 Lake Washington
5.00%, 12/01/2035	1,600	1,974
5.00%, 12/01/2036	3,205	3,951
5.00%, 12/01/2037	1,425	1,754
5.00%, 12/01/2038	865	1,063

Pierce County School District No 10 Tacoma
5.00%, 12/01/2034	2,800	3,172
Port of Seattle WA
5.00%, 07/01/2024	595	635
5.00%, 03/01/2025	440	492
5.00%, 04/01/2029	5,050	6,351
5.00%, 04/01/2030	2,000	2,223
5.00%, 08/01/2032	11,940	15,693
5.00%, 04/01/2034	1,000	1,106
5.00%, 04/01/2036	3,130	3,875
5.00%, 01/01/2037	3,500	4,181
5.00%, 08/01/2039	13,380	17,178
Seattle Housing Authority
0.26%, 06/01/2040(2)	600	600
1.00%, 06/01/2026	1,470	1,472
Snohomish County Housing Authority
5.00%, 04/01/2031	1,135	1,396
State of Washington
5.00%, 08/01/2027	235	281
5.00%, 08/01/2027	550	635
5.00%, 08/01/2028	235	281
5.00%, 08/01/2030	235	280
5.00%, 08/01/2030	1,830	2,245
5.00%, 06/01/2034	660	823
5.00%, 07/01/2036	1,505	1,905
5.00%, 08/01/2039	13,350	14,858
5.00%, 08/01/2040	1,410	1,663
Tender Option Bond Trust Receipts/Certificates
0.17%, 03/01/2028(2)(3)	3,000	3,000
Thurston & Pierce Counties Community Schools
5.00%, 12/01/2031	1,100	1,389
Tobacco Settlement Authority
5.00%, 06/01/2023	1,000	1,065
5.00%, 06/01/2024	1,000	1,064
Washington Health Care Facilities Authority
1.15% (SIFMA Municipal Swap Index Yield + 1.05%), 01/01/2042(1)	5,000	5,024
5.00%, 08/15/2022	1,200	1,235
5.00%, 08/15/2023	650	699
5.00%, 10/01/2024	465	482
5.00%, 07/01/2025	360	414
5.00%, 08/01/2028	1,005	1,261
5.00%, 07/01/2029	115	142
5.00%, 07/01/2030	410	502
5.00%, 08/01/2030	3,500	4,452
5.00%, 08/15/2030	1,000	1,184
5.00%, 08/15/2031	845	998
5.00%, 09/01/2031	185	238
5.00%, 08/15/2032	480	566
5.00%, 09/01/2032	180	231
5.00%, 09/01/2033	225	288
5.00%, 07/01/2034	105	128
5.00%, 09/01/2034	450	577
5.00%, 09/01/2035	365	467
5.00%, 10/01/2038	11,320	12,611
5.00%, 07/01/2042	2,415	2,904
5.00%, 08/01/2049(2)	10,000	11,307
5.00%, 09/01/2050	500	627
Washington Higher Education Facilities Authority
4.00%, 10/01/2035	380	443
4.00%, 05/01/2045	1,000	1,147
4.00%, 05/01/2050	950	1,084
5.00%, 05/01/2025	100	113
5.00%, 05/01/2026	375	438
5.00%, 05/01/2028	420	513
5.00%, 05/01/2029	180	224
5.00%, 10/01/2029	565	702
5.00%, 10/01/2029	1,855	2,169
5.00%, 10/01/2033	735	852
5.00%, 10/01/2033	690	877
Washington State Convention Center Public Facilities District
4.00%, 07/01/2031	15,125	17,542
Washington State Housing Finance Commission
0.65% (SIFMA Municipal Swap Index Yield + 0.55%), 12/01/2048(1)	10,000	10,049
1.55%, 07/01/2022(2)	10,000	10,000
2.13%, 07/01/2027(3)	1,625	1,625
2.38%, 01/01/2026(3)	500	500
3.50%, 12/20/2035	2,132	2,470
3.70%, 07/01/2030	5,000	5,632
4.00%, 07/01/2026(3)	900	941
5.00%, 01/01/2024(3)	180	192
5.00%, 01/01/2025(3)	375	412
5.00%, 01/01/2026(3)	300	338

5.00%, 12/01/2026	350	419
5.00%, 06/01/2028	500	617
5.00%, 06/01/2029	500	625
5.00%, 06/01/2030	500	635
5.00%, 12/01/2030	500	640
5.00%, 07/01/2031(3)	1,000	1,071
5.00%, 07/01/2053(3)	400	425
5.00%, 01/01/2055(3)	2,775	3,089
Washington State University
5.00%, 04/01/2029	425	466
5.00%, 04/01/2029	860	949

Total Washington		347,510

West Virginia – 0.17%
Monongalia County Commission Excise Tax District
4.13%, 06/01/2043(3)	750	836
4.88%, 06/01/2043(3)	250	270
Monongalia County Commission Special District
5.50%, 06/01/2037(3)	200	228
5.75%, 06/01/2043(3)	200	229
Ohio County Board of Education
3.00%, 06/01/2028	2,150	2,414
State of West Virginia
5.00%, 12/01/2036	2,910	3,617
West Virginia Economic Development Authority
5.00%, 07/01/2045(2)	900	973
West Virginia Hospital Finance Authority
5.00%, 01/01/2031	620	763
5.00%, 09/01/2038	1,355	1,671
5.00%, 09/01/2039	920	1,132
West Virginia Parkways Authority
5.00%, 06/01/2047	3,280	4,207
West Virginia State School Building Authority Lottery Revenue
5.00%, 07/01/2022	695	712
5.00%, 07/01/2024	500	556
5.00%, 07/01/2032	940	1,114

Total West Virginia		18,722

Wisconsin – 1.59%
Milwaukee Redevelopment Authority
5.00%, 11/15/2031	570	677
5.00%, 11/15/2032	500	594
Public Finance Authority
3.00%, 04/01/2025(3)	325	334
3.00%, 12/01/2026	125	134
4.00%, 03/01/2022	555	557
4.00%, 03/01/2025	535	569
4.00%, 12/01/2031	450	537
4.00%, 08/01/2035(6)	6,250	6,499
4.00%, 07/01/2041	1,000	1,053
4.00%, 12/01/2041	2,000	2,253
4.00%, 06/01/2056	2,650	2,645
4.00%, 07/01/2061(3)	1,175	1,252
4.13%, 05/01/2026(3)	635	653
4.25%, 07/01/2054	3,575	3,749
5.00%, 06/01/2022	175	178
5.00%, 06/01/2023	195	208
5.00%, 06/01/2024	200	222
5.00%, 06/01/2025	450	517
5.00%, 12/01/2025	1,000	1,152
5.00%, 06/01/2026	385	456
5.00%, 06/01/2027	410	499
5.00%, 12/01/2027	3,565	4,022
5.00%, 05/15/2028(3)	200	218
5.00%, 05/01/2029(3)	2,330	2,092
5.00%, 06/15/2034	500	604
5.00%, 07/01/2035	5,000	6,198
5.00%, 07/01/2036	305	390
5.00%, 01/01/2037	500	627
5.00%, 06/15/2037(3)	1,130	1,178
5.00%, 07/01/2037	825	891
5.00%, 01/01/2038	350	437
5.00%, 07/01/2038	375	478
5.00%, 06/15/2039(3)	410	453
5.00%, 06/15/2039	500	599
5.00%, 04/01/2040(3)	400	476
5.00%, 10/01/2043(3)	170	187
5.00%, 10/01/2044	1,300	1,581
5.00%, 10/01/2048(3)	1,865	2,043
5.00%, 06/15/2049(3)	420	460
5.00%, 06/15/2049(3)	750	795
5.00%, 06/15/2049	1,100	1,298
5.00%, 04/01/2050(3)	550	646

5.00%, 06/01/2052	800	824
5.00%, 10/01/2053(3)	1,305	1,427
5.00%, 06/15/2054(3)	455	497
5.00%, 05/01/2055(3)	3,400	2,828
5.00%, 07/01/2055(3)	550	606
5.20%, 06/01/2037	500	556
5.25%, 05/15/2037(3)	500	546
5.25%, 05/15/2042(3)	60	65
5.25%, 10/01/2043	2,105	2,431
5.25%, 05/15/2047(3)	60	65
5.25%, 10/01/2048	2,105	2,419
5.25%, 05/15/2052(3)	115	125
5.25%, 07/01/2061(3)	400	411
5.30%, 06/01/2047	500	557
State of Wisconsin
5.00%, 05/01/2023	2,000	2,127
5.00%, 05/01/2023	4,000	4,253
5.00%, 05/01/2024	7,470	8,260
5.00%, 05/01/2025	520	587
5.00%, 05/01/2025	1,730	1,989
5.00%, 05/01/2025	5,335	6,123
5.00%, 05/01/2030	1,000	1,184
5.00%, 05/01/2032	450	560
5.00%, 05/01/2033	9,790	12,173
5.00%, 05/01/2034	2,400	2,823
Tender Option Bond Trust Receipts/Certificates
0.17%, 06/01/2028(2)(3)	1,800	1,800
0.20%, 12/15/2050(2)(3)	500	500
University of Wisconsin Hospitals & Clinics
4.00%, 04/01/2037	1,375	1,674
4.00%, 04/01/2038	2,110	2,563
Wisconsin Center District
0.00%, 12/15/2028	1,025	909
0.00%, 12/15/2030	550	462
0.00%, 12/15/2030	1,045	874
0.00%, 12/15/2032	1,400	1,092
0.00%, 12/15/2033	1,500	1,127
Wisconsin Health & Educational Facilities Authority
0.75% (SIFMA Municipal Swap Index Yield + 0.65%), 08/15/2054(1)	4,000	4,033
2.55%, 11/01/2027	390	391
2.83%, 11/01/2028	605	605
4.00%, 02/15/2025	270	299
4.00%, 02/15/2026	510	572
4.00%, 02/15/2031	460	516
4.00%, 02/15/2033	550	617
4.00%, 09/15/2041	1,010	1,109
4.00%, 09/15/2045	950	1,037
5.00%, 05/01/2022	550	558
5.00%, 10/01/2022	330	341
5.00%, 12/01/2022	560	584
5.00%, 11/01/2024	155	168
5.00%, 04/01/2025	2,000	2,289
5.00%, 04/01/2026	1,000	1,182
5.00%, 02/15/2027	300	347
5.00%, 04/01/2027	1,700	2,068
5.00%, 10/01/2027	580	707
5.00%, 04/01/2028	900	1,118
5.00%, 10/01/2028	700	872
5.00%, 11/01/2029	760	870
5.00%, 04/01/2030	1,670	2,099
5.00%, 12/15/2033	1,450	1,848
5.00%, 09/01/2036	400	489
5.00%, 09/15/2037	650	671
5.00%, 08/15/2039	5,395	6,938
5.00%, 11/15/2039	2,755	3,221
5.00%, 09/15/2050	645	696
5.00%, 08/15/2054(2)	830	989
5.00%, 08/15/2054(2)	1,260	1,264
Wisconsin Housing & Economic Development Authority
0.40%, 05/01/2045(2)	5,000	4,994
0.50%, 11/01/2050(2)	2,350	2,344
0.61%, 11/01/2042(2)	405	405
0.81%, 11/01/2052(2)	1,350	1,349
1.60%, 11/01/2048(2)	6,000	6,006
3.00%, 03/01/2052	1,520	1,641
3.00%, 09/01/2052	2,280	2,475
3.50%, 09/01/2050	2,260	2,461

Total Wisconsin		175,021

Wyoming – 0.11%
County of Laramie WY
4.00%, 05/01/2026	200	227

4.00%, 05/01/2031	500	608
4.00%, 05/01/2033	500	605
4.00%, 05/01/2035	500	603
4.00%, 05/01/2038	1,365	1,635
Wyoming Community Development Authority
3.00%, 06/01/2049	8,000	8,565

Total Wyoming		12,243

Total Municipal Bonds (Cost: $10,221,526)		10,581,820

	Shares (000s)	Value (000s)
SHORT-TERM INVESTMENTS – 3.80%
Money Market Funds – 2.75%
Fidelity Institutional Money Market Government Fund - Class I, 0.01%(5)	302,891	302,891

Total Money Market Funds (Cost: $302,891)		302,891

	Principal Amount (000s)	Value (000s)
Commercial Paper – 0.15%
California Statewide Communities Development Authority, 0.20%, 07/12/2022	$17,335	17,333

Total Commercial Paper (Cost: $17,335)		17,333

Time Deposits – 0.90%
ANZ, London, 0.01% due 01/03/2022	17,278	17,278
Bank of Montreal, London, 0.01% due 01/03/2022	54,143	54,143
Royal Bank of Canada, Toronto, 0.01% due 01/03/2022	27,619	27,619

Total Time Deposits (Cost: $99,040)		99,040

Total Short-Term Investments (Cost: $419,266)		419,264

TOTAL INVESTMENTS IN SECURITIES – 99.84% (Cost: $10,640,792)		11,001,084

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.16%		17,430

TOTAL NET ASSETS – 100.00%		$11,018,514

Percentages are stated as a percent of net assets.

(1)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2021.
(2)	Adjustable rate security. The rate reported is the rate in effect as of December 31, 2021.
(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $654,926, which represents 5.94% of total net assets.

(4)	Security in default as of December 31, 2021. The value of these securities totals $69,282, which represents 0.63% of total net assets.
(5)	Represents annualized seven-day yield as of the close of the reporting period.
(6)	Security that is restricted at December 31, 2021. The value of the restricted securities totals $15,750, which represents 0.14% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Sold	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
(400)	U.S. 5 Year Note Future	Mar. 2022	$(48,180)	$(48,391)	$(211)
(177)	U.S. 5 Year Note Future	Mar. 2022	(21,314)	(21,412)	(98)
(187)	U.S. 10 Year Note Future	Mar. 2022	(24,122)	(24,397)	(275)
(200)	U.S. 10 Year Note Future	Mar. 2022	(25,800)	(26,094)	(294)

					$(878)

MUNICIPAL BONDS	% of Net Assets
Education	7.79%
General Obligation	16.74%
General Revenue	28.01%
Healthcare	12.95%
Housing	5.87%
Transportation	16.17%
Utilities	8.51%

Total Municipal Bonds	96.04%

SHORT-TERM INVESTMENTS	3.80%

TOTAL INVESTMENTS	99.84%
OTHER ASSETS IN EXCESS OF LIABILITIES	0.16%

TOTAL NET ASSETS	100.00%

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Large Cap Growth Fund

Schedule of Investments

December 31, 2021 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.82%
Communication Services – 12.62%
Alphabet, Inc. - Class A(1)	223	$644,843
Alphabet, Inc. - Class C(1)	142	411,596
Altice USA, Inc. - Class A(1)	12	201
Cable One, Inc.(2)	0	418
Charter Communications, Inc. - Class A(1)	10	6,336
Live Nation Entertainment, Inc.(1)	4	511
Madison Square Garden Sports Corp. - Class A(1)	1	104
Match Group, Inc.(1)	1,658	219,298
Meta Platforms, Inc. - Class A(1)	1,091	367,120
Netflix, Inc.(1)	559	336,730
Nexstar Media Group, Inc. - Class A(2)	0	35
Pinterest, Inc. - Class A(1)	46	1,678
Playtika Holding Corp.(1)	9	149
ROBLOX Corp. - Class A(1)	194	19,989
Roku, Inc. - Class A(1)	10	2,216
Sea Ltd. - ADR(1)	111	24,926
Skillz, Inc. - Class A(1)	24	182
Snap, Inc. - Class A(1)	1,205	56,658
Spotify Technology SA(1)	172	40,216
Take-Two Interactive Software, Inc.(1)	2	335
TripAdvisor, Inc.(1)	5	136
Twitter, Inc.(1)	7	294
Vimeo, Inc.(1)	11	206
Walt Disney Co.(1)	1,785	276,495
World Wrestling Entertainment, Inc. - Class A	3	157
Zynga, Inc. - Class A(1)	39	253

Total Communication Services		2,411,082

Consumer Discretionary – 15.04%
Airbnb, Inc. - Class A(1)	299	49,713
Amazon.com, Inc.(1)	304	1,013,029
Aptiv Plc(1)	356	58,698
AutoZone, Inc.(1)(2)	0	776
Bath & Body Works, Inc.	11	792
Best Buy Co., Inc.	4	447
Booking Holdings, Inc.(1)	3	8,093
Boyd Gaming Corp.(1)	1	95
Bright Horizons Family Solutions, Inc.(1)	4	506
Brunswick Corp.	1	83
Burlington Stores, Inc.(1)	5	1,514
Caesars Entertainment, Inc.(1)	10	960
CarMax, Inc.(1)	1	145
Carvana Co. - Class A(1)	6	1,488
Chegg, Inc.(1)	9	272
Chipotle Mexican Grill, Inc. - Class A(1)	2	4,035
Choice Hotels International, Inc.	3	451
Churchill Downs, Inc.	3	737
Columbia Sportswear Co.(2)	0	38
Darden Restaurants, Inc.	7	1,066
Deckers Outdoor Corp.(1)(2)	0	115
Dollar General Corp.	513	121,078
Domino's Pizza, Inc.	2	1,129
DoorDash, Inc. - Class A(1)	11	1,579
DR Horton, Inc.	11	1,197
DraftKings, Inc. - Class A(1)	25	692
eBay, Inc.	51	3,417
Etsy, Inc.(1)	10	2,271
Expedia Group, Inc.(1)	12	2,133
Five Below, Inc.(1)	5	941
Floor & Decor Holdings, Inc. - Class A(1)	8	1,103
Frontdoor, Inc.(1)	5	178
GameStop Corp. - Class A(1)	5	791
H&R Block, Inc.	11	250
Hanesbrands, Inc.	17	288
Hilton Worldwide Holdings, Inc.(1)	15	2,333
Home Depot, Inc.	471	195,264
Las Vegas Sands Corp.(1)	27	1,033
Leslie's, Inc.(1)	10	231
Lithia Motors, Inc. - Class A(2)	0	65
Lowe's Companies, Inc.	499	129,065
Lululemon Athletica, Inc.(1)	119	46,509

LVMH Moet Hennessy Louis Vuitton SE	105	87,088
Marriott International, Inc. - Class A(1)	22	3,690
Mattel, Inc.(1)	29	624
McDonald's Corp.	602	161,454
MercadoLibre, Inc.(1)	61	81,760
Mister Car Wash, Inc.(1)	5	92
NIKE, Inc. - Class B	449	74,773
Nordstrom, Inc.(1)	8	175
NVR, Inc.(1)(2)	0	1,034
O'Reilly Automotive, Inc.(1)	2	1,149
Peloton Interactive, Inc. - Class A(1)	22	784
Penn National Gaming, Inc.(1)	1	42
Planet Fitness, Inc. - Class A(1)	5	432
Polaris, Inc.	3	365
Pool Corp.	3	1,790
PulteGroup, Inc.	6	321
QuantumScape Corp. - Class A(1)	14	318
RH(1)	1	763
Rivian Automotive, Inc. - Class A(1)	3	302
Ross Stores, Inc.	322	36,848
Six Flags Entertainment Corp.(1)	2	104
Skechers USA, Inc. - Class A(1)	1	53
Starbucks Corp.	871	101,857
Tapestry, Inc.	2	94
Target Corp.	18	4,153
Tempur Sealy International, Inc.	14	671
Tesla, Inc.(1)	347	366,822
Thor Industries, Inc.	2	186
TJX Companies, Inc.	626	47,509
Toll Brothers, Inc.	4	273
TopBuild Corp.(1)	2	625
Tractor Supply Co.	9	2,237
Travel + Leisure Co.	5	258
Ulta Beauty, Inc.(1)	4	1,800
Vail Resorts, Inc.	3	1,048
VF Corp.	17	1,264
Victoria's Secret & Co.(1)	3	167
Vroom, Inc.(1)	2	26
Wayfair, Inc. - Class A(1)	3	659
Wendy's Co.	15	359
Williams-Sonoma, Inc.	4	761
Wyndham Hotels & Resorts, Inc.	5	430
Wynn Resorts Ltd.(1)	9	746
YETI Holdings, Inc.(1)	7	588
Yum China Holdings, Inc.	3	144
Yum! Brands, Inc.	1,668	231,623

Total Consumer Discretionary		2,872,861

Consumer Staples – 3.44%
Altria Group, Inc.	85	4,011
Beyond Meat, Inc.(1)	4	272
Boston Beer, Inc. - Class A(1)	1	393
Brown-Forman Corp. - Class A	2	127
Brown-Forman Corp. - Class B	8	550
Church & Dwight Co., Inc.	1	111
Clorox Co.	8	1,417
Coca-Cola Co.	2,283	135,167
Colgate-Palmolive Co.	551	46,991
Costco Wholesale Corp.	136	77,284
Darling Ingredients, Inc.(1)	1	49
Estee Lauder Companies, Inc. - Class A	247	91,528
Freshpet, Inc.(1)	3	323
Herbalife Nutrition Ltd.(1)	2	76
Hershey Co.	10	1,977
Kellogg Co.	9	598
Kimberly-Clark Corp.	14	1,970
Lamb Weston Holdings, Inc.	4	227
Monster Beverage Corp.(1)	28	2,706
Olaplex Holdings, Inc.(1)	1	42
PepsiCo, Inc.	396	68,875
Pilgrim's Pride Corp.(1)	2	58
Procter & Gamble Co.	815	133,236
Sysco Corp.	1,124	88,291

Total Consumer Staples		656,279

Energy – 0.82%
Cheniere Energy, Inc.	19	1,933
ConocoPhillips	2,085	150,529
Continental Resources, Inc.(2)	0	5
Coterra Energy, Inc.	11	201
Diamondback Energy, Inc.	7	766

EOG Resources, Inc.	6	512
Halliburton Co.	4	89
Hess Corp.	2	116
New Fortress Energy, Inc. - Class A	2	53
Occidental Petroleum Corp.	9	258
Pioneer Natural Resources Co.	8	1,453
Texas Pacific Land Corp.(2)	0	610

Total Energy		156,525

Financials – 7.28%
Alleghany Corp.(1)(2)	0	72
American Express Co.	2,120	346,904
Ameriprise Financial, Inc.	5	1,549
Aon Plc - Class A	11	3,176
Apollo Global Management, Inc. - Class A	19	1,403
Arch Capital Group Ltd.(1)	7	304
Ares Management Corp. - Class A	10	815
Bank of America Corp.	5,792	257,684
Blackstone, Inc. - Class A	56	7,253
Brown & Brown, Inc.	1	66
Citizens Financial Group, Inc.	6	295
Commerce Bancshares, Inc.	742	50,986
Credit Acceptance Corp.(1)(2)	0	42
Discover Financial Services	13	1,528
Erie Indemnity Co. - Class A	1	278
Everest Re Group Ltd.	1	205
FactSet Research Systems, Inc.	3	1,277
Goldman Sachs Group, Inc.	2	628
Intercontinental Exchange, Inc.	1,824	249,512
Lincoln National Corp.	2	149
LPL Financial Holdings, Inc.	6	1,019
Markel Corp.(1)(2)	0	231
MarketAxess Holdings, Inc.	3	1,271
Marsh & McLennan Companies, Inc.	718	124,760
Moody's Corp.	13	4,951
Morningstar, Inc.	2	602
MSCI, Inc. - Class A	310	190,023
PNC Financial Services Group, Inc.	666	133,449
Raymond James Financial, Inc.	1	78
RenaissanceRe Holdings Ltd.	2	263
Rocket Companies, Inc. - Class A	11	157
S&P Global, Inc.	14	6,601
Sterling Bancorp	2	44
Synchrony Financial	8	380
Synovus Financial Corp.	1	43
T Rowe Price Group, Inc.	6	1,220
Upstart Holdings, Inc.(1)	4	566
UWM Holdings Corp.	6	33
Western Alliance Bancorp	4	474

Total Financials		1,390,291

Healthcare – 16.18%
10X Genomics, Inc. - Class A(1)	7	1,034
Abbott Laboratories	1,528	215,098
AbbVie, Inc.	145	19,666
ABIOMED, Inc.(1)	4	1,291
Adaptive Biotechnologies Corp.(1)	8	226
Agilent Technologies, Inc.	22	3,574
agilon health, Inc.(1)	13	347
Align Technology, Inc.(1)	6	4,259
Alnylam Pharmaceuticals, Inc.(1)	10	1,641
Amedisys, Inc.(1)	2	381
Amgen, Inc.	38	8,651
Avantor, Inc.(1)	49	2,082
BioNTech SE - ADR(1)	121	31,160
Bio-Techne Corp.	3	1,664
Boston Scientific Corp.(1)	1,553	65,979
Bruker Corp.	8	712
Cardinal Health, Inc.	13	694
Catalent, Inc.(1)	3	405
Certara, Inc.(1)	5	150
Charles River Laboratories International, Inc.(1)	4	1,462
Chemed Corp.(2)	0	180
CureVac NV(1)	4	151
Danaher Corp.	1,394	458,544
DaVita, Inc.(1)	4	423
DexCom, Inc.(1)	8	4,246
Edwards Lifesciences Corp.(1)	51	6,562
Eli Lilly & Co.	241	66,441
Encompass Health Corp.	5	303
Exact Sciences Corp.(1)	13	981

Exelixis, Inc.(1)	22	402
Figs, Inc. - Class A(1)	2	67
Globus Medical, Inc. - Class A(1)(2)	0	33
Guardant Health, Inc.(1)	7	745
HCA Healthcare, Inc.	20	5,164
Horizon Therapeutics Plc(1)	3	365
Humana, Inc.	189	87,846
IDEXX Laboratories, Inc.(1)	7	4,585
Illumina, Inc.(1)	368	139,874
Incyte Corp.(1)	13	963
Insulet Corp.(1)	5	1,447
Intuitive Surgical, Inc.(1)	569	204,526
Ionis Pharmaceuticals, Inc.(1)	11	326
Iovance Biotherapeutics, Inc.(1)	4	70
IQVIA Holdings, Inc.(1)	298	84,117
Johnson & Johnson	1,526	261,068
Laboratory Corp. of America Holdings(1)	153	48,018
Maravai LifeSciences Holdings, Inc. - Class A(1)	9	393
Masimo Corp.(1)	3	881
McKesson Corp.	2	430
Medtronic Plc	1,766	182,646
Mettler-Toledo International, Inc.(1)	2	3,147
Mirati Therapeutics, Inc.(1)	3	439
Moderna, Inc.(1)	28	7,055
Molina Healthcare, Inc.(1)	1	232
Natera, Inc.(1)	6	603
Neurocrine Biosciences, Inc.(1)	7	625
Novavax, Inc.(1)	6	885
Novocure Ltd.(1)	8	614
Oak Street Health, Inc.(1)	7	234
Penumbra, Inc.(1)	3	802
Regeneron Pharmaceuticals, Inc.(1)	308	194,232
Repligen Corp.(1)	4	1,138
ResMed, Inc.	11	2,761
Royalty Pharma Plc - Class A	16	637
Sarepta Therapeutics, Inc.(1)	7	628
Sartorius Stedim Biotech	23	12,518
Seagen, Inc.(1)	10	1,496
Sotera Health Co.(1)	8	194
STERIS Plc	1	236
Stryker Corp.	12	3,267
Syneos Health, Inc. - Class A(1)	1	112
Tandem Diabetes Care, Inc.(1)	5	739
Teleflex, Inc.	1	226
Thermo Fisher Scientific, Inc.	569	379,465
Ultragenyx Pharmaceutical, Inc.(1)	4	334
UnitedHealth Group, Inc.	810	406,549
Veeva Systems, Inc. - Class A(1)	11	2,858
Vertex Pharmaceuticals, Inc.(1)	157	34,531
Waters Corp.(1)	5	1,715
West Pharmaceutical Services, Inc.	6	2,821
Zoetis, Inc. - Class A	442	107,783

Total Healthcare		3,091,149

Industrials – 4.82%
3M Co.	7	1,207
Advanced Drainage Systems, Inc.	5	683
AGCO Corp.	1	59
Allegion Plc	6	751
Allison Transmission Holdings, Inc.	7	243
Armstrong World Industries, Inc.	2	228
Axon Enterprise, Inc.(1)	5	846
AZEK Co., Inc. - Class A(1)	5	230
Booz Allen Hamilton Holding Corp. - Class A	11	919
BWX Technologies, Inc.	5	247
Carlisle Companies, Inc.	2	405
Carrier Global Corp.	33	1,794
Caterpillar, Inc.	261	53,959
CH Robinson Worldwide, Inc.	2	242
Cintas Corp.	7	2,973
Copart, Inc.(1)	17	2,618
Core & Main, Inc. - Class A(1)	1	45
CoStar Group, Inc.(1)	25	1,956
Deere & Co.	23	7,854
Delta Air Lines, Inc.(1)	52	2,032
Donaldson Co., Inc.	1	71
Equifax, Inc.	4	1,125
Expeditors International of Washington, Inc.	10	1,363
Fastenal Co.	42	2,665
FedEx Corp.	229	59,355

Fluence Energy, Inc. - Class A(1)	1	44
Fortune Brands Home & Security, Inc.	3	312
Generac Holdings, Inc.(1)	5	1,759
Graco, Inc.	9	697
GXO Logistics, Inc.(1)	7	627
HEICO Corp.	1	173
HEICO Corp. - Class A	2	270
Honeywell International, Inc.	901	187,909
Howmet Aerospace, Inc.	2	77
IAA, Inc.(1)	11	566
IHS Markit Ltd.	1,532	203,577
Illinois Tool Works, Inc.	23	5,703
JB Hunt Transport Services, Inc.	6	1,227
Landstar System, Inc.	3	480
Lincoln Electric Holdings, Inc.	5	664
Lockheed Martin Corp.	18	6,309
Lyft, Inc. - Class A(1)	24	1,036
Middleby Corp.(1)	1	271
MSA Safety, Inc.	1	147
Nordson Corp.	1	210
Norfolk Southern Corp.	411	122,437
Northrop Grumman Corp.	1	383
Old Dominion Freight Line, Inc.	8	2,760
Parker-Hannifin Corp.	2	564
Plug Power, Inc.(1)	42	1,189
Regal Rexnord Corp.	1	200
Robert Half International, Inc.	8	852
Rockwell Automation, Inc.	6	2,001
Rollins, Inc.	18	599
SiteOne Landscape Supply, Inc.(1)	2	462
Southwest Airlines Co.(1)	540	23,115
Spirit AeroSystems Holdings, Inc. - Class A	3	109
Toro Co.	8	830
Trane Technologies Plc	10	1,946
TransDigm Group, Inc.(1)	1	786
TransUnion	11	1,247
Trex Co., Inc.(1)	9	1,265
TuSimple Holdings, Inc. - Class A(1)	1	45
Uber Technologies, Inc.(1)	1,575	66,040
Union Pacific Corp.	33	8,407
United Parcel Service, Inc. - Class B	59	12,725
United Rentals, Inc.(1)	2	692
Verisk Analytics, Inc. - Class A	8	1,881
Vertiv Holdings Co. - Class A	26	658
Virgin Galactic Holdings, Inc.(1)	14	183
Waste Management, Inc.	656	109,437
WW Grainger, Inc.	3	1,616
XPO Logistics, Inc.(1)	7	535
Xylem, Inc.	10	1,175

Total Industrials		920,067

Information Technology – 33.01%
Accenture Plc - Class A	264	109,435
Adobe, Inc.(1)	344	195,238
Advanced Micro Devices, Inc.(1)	99	14,288
Adyen NV(1)(3)	39	102,758
Affirm Holdings, Inc. - Class A(1)	436	43,807
Allegro MicroSystems, Inc.(1)	3	115
Alteryx, Inc. - Class A(1)	5	282
Amphenol Corp. - Class A	1,052	91,969
Analog Devices, Inc.	719	126,447
Anaplan, Inc.(1)	11	524
ANSYS, Inc.(1)	3	1,167
Apple, Inc.	2,714	481,911
Applied Materials, Inc.	310	48,806
Arista Networks, Inc.(1)	18	2,525
Aspen Technology, Inc.(1)	5	822
Atlassian Corp. Plc - Class A(1)	189	71,877
Autodesk, Inc.(1)	760	213,800
Automatic Data Processing, Inc.	32	7,932
Avalara, Inc.(1)	7	908
Azenta, Inc.	5	516
Bentley Systems, Inc. - Class B	11	541
Bill.com Holdings, Inc.(1)	8	1,877
Block, Inc. - Class A(1)	319	51,469
Broadcom, Inc.	33	21,833
Broadridge Financial Solutions, Inc.	9	1,591
C3.ai, Inc. - Class A(1)	2	48
Cadence Design Systems, Inc.(1)	23	4,214
CDK Global, Inc.	1	59

CDW Corp.	201	41,219
Cisco Systems, Inc.	3,176	201,281
Citrix Systems, Inc.	4	346
Cloudflare, Inc. - Class A(1)	20	2,636
Cognex Corp.	14	1,092
Coherent, Inc.(1)	2	489
CommScope Holding Co., Inc.(1)	17	184
Corning, Inc.	21	795
Coupa Software, Inc.(1)	6	933
Crowdstrike Holdings, Inc. - Class A(1)	252	51,551
Datadog, Inc. - Class A(1)	21	3,718
Dell Technologies, Inc.-Class C(1)	11	622
DocuSign, Inc. - Class A(1)	16	2,429
DoubleVerify Holdings, Inc.(1)	4	141
Dropbox, Inc. - Class A(1)	24	582
Duck Creek Technologies, Inc.(1)	1	40
Dynatrace, Inc.(1)	15	920
Elastic NV(1)	6	741
Enphase Energy, Inc.(1)	11	1,974
Entegris, Inc.	11	1,517
EPAM Systems, Inc.(1)	4	2,964
Euronet Worldwide, Inc.(1)	3	354
Everbridge, Inc.(1)	3	214
Fair Isaac Corp.(1)	2	944
Fidelity National Information Services, Inc.	421	45,970
Fiserv, Inc.(1)	3	351
Five9, Inc.(1)	6	764
FleetCor Technologies, Inc.(1)	744	166,483
Fortinet, Inc.(1)	11	3,931
Gartner, Inc.(1)	7	2,177
Genpact Ltd.	1	40
GLOBALFOUNDRIES, Inc.(1)	2	147
Globant SA(1)	3	1,054
GoDaddy, Inc. - Class A(1)	1	121
HP, Inc.	33	1,237
HubSpot, Inc.(1)	4	2,443
Informatica, Inc. - Class A(1)	2	73
Intuit, Inc.	357	229,692
IPG Photonics Corp.(1)(2)	0	21
Jabil, Inc.	10	670
Jack Henry & Associates, Inc.	2	267
Jamf Holding Corp.(1)	4	142
Keysight Technologies, Inc.(1)	7	1,394
KLA Corp.	12	5,355
Lam Research Corp.	12	8,305
Mandiant, Inc.(1)	7	117
Manhattan Associates, Inc.(1)	3	435
Mastercard, Inc. - Class A	244	87,626
McAfee Corp. - Class A	6	150
Microchip Technology, Inc.	38	3,278
Micron Technology, Inc.	12	1,154
Microsoft Corp.	3,723	1,252,213
MKS Instruments, Inc.	4	674
MongoDB, Inc. - Class A(1)	5	2,757
Monolithic Power Systems, Inc.	4	1,804
nCino, Inc.(1)	5	256
NCR Corp.(1)	4	145
NetApp, Inc.	12	1,086
New Relic, Inc.(1)	4	453
NortonLifeLock, Inc.	12	314
Nuance Communications, Inc.(1)	9	497
Nutanix, Inc. - Class A(1)	17	550
NVIDIA Corp.	926	272,429
NXP Semiconductors NV	7	1,538
Okta, Inc. - Class A(1)	158	35,389
ON Semiconductor Corp.(1)	18	1,250
Oracle Corp.	126	11,017
Palantir Technologies, Inc. - Class A(1)	136	2,480
Palo Alto Networks, Inc.(1)	92	51,058
Paychex, Inc.	23	3,140
Paycom Software, Inc.(1)	4	1,723
Paycor HCM, Inc.(1)	3	74
Paylocity Holding Corp.(1)	3	774
PayPal Holdings, Inc.(1)	1,509	284,550
Pegasystems, Inc.	3	342
Procore Technologies, Inc.(1)	4	281
PTC, Inc.(1)	9	1,065
Pure Storage, Inc. - Class A(1)	21	674
QUALCOMM, Inc.	93	16,962

RingCentral, Inc. - Class A(1)	685	128,340
Sabre Corp.(1)	26	226
Salesforce.com, Inc.(1)	1,733	440,503
ServiceNow, Inc.(1)	16	10,520
Shift4 Payments, Inc. - Class A(1)	4	206
Shopify, Inc. - Class A(1)	119	164,466
Skyworks Solutions, Inc.	6	965
Smartsheet, Inc. - Class A(1)	10	772
Snowflake, Inc. - Class A(1)	183	62,013
Splunk, Inc.(1)	13	1,524
StoneCo Ltd. - Class A(1)	17	286
Switch, Inc. - Class A	10	272
Synopsys, Inc.(1)	8	2,901
Teradata Corp.(1)	7	304
Teradyne, Inc.	13	2,186
Texas Instruments, Inc.	622	117,242
Thoughtworks Holding, Inc.(1)	1	36
Trade Desk, Inc. - Class A(1)	543	49,749
Twilio, Inc. - Class A(1)	4	985
Tyler Technologies, Inc.(1)	3	1,557
Ubiquiti, Inc.(2)	0	141
Unity Software, Inc.(1)	12	1,758
Universal Display Corp.	4	596
Visa, Inc. - Class A	2,833	613,927
VMware, Inc. - Class A	7	786
Vontier Corp.	8	233
Western Union Co.	9	157
WEX, Inc.(1)	2	349
Wix.com Ltd.(1)	4	698
Workday, Inc. - Class A(1)	971	265,143
Xilinx, Inc.	20	4,295
Zebra Technologies Corp. - Class A(1)	4	2,591
Zendesk, Inc.(1)	10	1,028
Zoom Video Communications, Inc. - Class A(1)	18	3,284
Zscaler, Inc.(1)	6	2,080

Total Information Technology		6,305,456

Materials – 2.49%
Avery Dennison Corp.	216	46,752
Axalta Coating Systems Ltd.(1)	3	102
Ball Corp.	2,836	272,975
Celanese Corp. - Class A	3	532
Chemours Co.	7	236
Crown Holdings, Inc.	1	135
Diversey Holdings Ltd.(1)	6	81
Dow, Inc.	4	253
Ecolab, Inc.	18	4,232
FMC Corp.	3	297
Freeport-McMoRan, Inc.	36	1,484
Graphic Packaging Holding Co.	7	146
Linde Plc	399	138,083
Louisiana-Pacific Corp.	1	53
LyondellBasell Industries NV - Class A	3	247
Olin Corp.	1	52
PPG Industries, Inc.	8	1,427
RPM International, Inc.	6	625
Scotts Miracle-Gro Co.	3	551
Sealed Air Corp.	6	421
Sherwin-Williams Co.	20	6,953
Southern Copper Corp.	6	393
Steel Dynamics, Inc.	2	155
Westlake Chemical Corp.	1	54

Total Materials		476,239

Real Estate – 2.12%
American Tower Corp.	37	10,830
CBRE Group, Inc. - Class A(1)	1	159
Crown Castle International Corp.	35	7,380
Equinix, Inc.	251	212,566
Equity LifeStyle Properties, Inc.	8	667
Extra Space Storage, Inc.	1	220
Iron Mountain, Inc.	17	876
Lamar Advertising Co.-Class A	6	758
Opendoor Technologies, Inc.(1)	8	117
Prologis, Inc.	967	162,754
Public Storage	9	3,537
SBA Communications Corp. - Class A	2	584
Simon Property Group, Inc.	23	3,721
Zillow Group, Inc. - Class A(1)	5	307
Zillow Group, Inc. - Class C(1)	14	897

Total Real Estate		405,373

Utilities – 0.00%(4)
Brookfield Renewable Corp. - Class A	3	98
NRG Energy, Inc.	9	395

Total Utilities		493

Total Common Stocks (Cost: $10,901,701)		18,685,815

SHORT-TERM INVESTMENTS – 2.14%
Money Market Funds – 2.04%
Goldman Sachs Financial Square Government Fund—Class I, 0.03%(5)	389,661	389,661

Total Money Market Funds (Cost: $389,661)		389,661

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.10%
National Australia Bank, London, 0.01% due 01/03/2022	$9,529	9,529
Royal Bank of Canada, Toronto, 0.01% due 01/03/2022	2,841	2,841
Sumitomo, Tokyo, 0.01% due 01/03/2022	5,932	5,932

Total Time Deposits (Cost: $18,302)		18,302

3Total Short-Term Investments (Cost: $407,963)		407,963

TOTAL INVESTMENTS IN SECURITIES – 99.96%
(Cost: $11,309,664)		19,093,778

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.04%		8,032

TOTAL NET ASSETS – 100.00%		$19,101,810

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of the security totals $102,758, which represents 0.54% of total net assets.

(4)	Amount calculated is less than 0.005%.
(5)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
26	NASDAQ 100 E-mini Future	Mar. 2022	$8,439	$8,487	$48
10	S&P 500 E-mini Future	Mar. 2022	2,344	2,379	35

					$83

Bridge Builder Large Cap Value Fund

Schedule of Investments

December 31, 2021 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.88%
Communication Services – 6.26%
Activision Blizzard, Inc.	34	$2,256
Alphabet, Inc. - Class A(1)	2	5,333
Alphabet, Inc. - Class C(1)	75	217,048
Altice USA, Inc. - Class A(1)	2,296	37,148
AT&T, Inc.	1,789	44,009
Cable One, Inc.(2)	0	199
Charter Communications, Inc. - Class A(1)(2)	0	200
Comcast Corp. - Class A	6,530	328,633
Discovery, Inc. - Class A(1)	7	163
Discovery, Inc. - Class C(1)	2,891	66,201
DISH Network Corp. - Class A(1)	11	357
Electronic Arts, Inc.	564	74,388
Fox Corp. - Class A	312	11,501
Fox Corp. - Class B	525	17,996
IAC/InterActiveCorp(1)	3	439
Interpublic Group of Companies, Inc.	17	647
Liberty Broadband Corp. - Class A(1)	1	175
Liberty Broadband Corp. - Class C(1)	6	1,015
Liberty Media Corp.-Liberty Formula One - Class A(1)	1	75
Liberty Media Corp.-Liberty Formula One - Class C(1)	9	557
Liberty Media Corp.-Liberty SiriusXM - Class A(1)	4	207
Liberty Media Corp.-Liberty SiriusXM - Class C(1)	7	354
Live Nation Entertainment, Inc.(1)	4	448
Loyalty Ventures, Inc.(1)	1	26
Lumen Technologies, Inc.	487	6,108
Madison Square Garden Sports Corp. - Class A(1)(2)	0	82
Meta Platforms, Inc. - Class A(1)	217	73,088
New York Times Co. - Class A	7	351
News Corp. - Class A	1,579	35,227
News Corp. - Class B	5	111
Nexstar Media Group, Inc. - Class A	44	6,689
Omnicom Group, Inc.	9	690
Sirius XM Holdings, Inc.	39	251
Take-Two Interactive Software, Inc.(1)	4	723
TEGNA, Inc.	298	5,538
T-Mobile US, Inc.(1)	512	59,408
TripAdvisor, Inc.(1)	2	42
Twitter, Inc.(1)	30	1,316
Verizon Communications, Inc.	844	43,838
ViacomCBS, Inc. - Class A(2)	0	13
ViacomCBS, Inc. - Class B	280	8,459
Vimeo, Inc.(1)(2)	0	7
Walt Disney Co.(1)	773	119,802
World Wrestling Entertainment, Inc. - Class A(2)	0	14
Ziff Davis, Inc.(1)	51	5,632
Zynga, Inc. - Class A(1)	23	150

Total Communication Services		1,176,914

Consumer Discretionary – 10.25%
Advance Auto Parts, Inc.	344	82,606
Aptiv Plc(1)	10	1,596
Aramark	1,264	46,569
AutoNation, Inc.(1)	804	94,002
AutoZone, Inc.(1)	1	1,543
Bath & Body Works, Inc.	5	317
Best Buy Co., Inc.	56	5,712
Booking Holdings, Inc.(1)	53	127,049
BorgWarner, Inc.	154	6,958
Boyd Gaming Corp.(1)	3	191
Bright Horizons Family Solutions, Inc.(1)(2)	0	63

Brunswick Corp.	3	295
Burlington Stores, Inc.(1)(2)	0	45
Caesars Entertainment, Inc.(1)	3	320
Capri Holdings Ltd.(1)	7	426
CarMax, Inc.(1)	7	855
Carnival Corp.(1)	37	753
Carter's, Inc.	56	5,625
Chegg, Inc.(1)	2	49
Cie Generale des Etablissements Michelin SCA	358	58,618
Columbia Sportswear Co.	2	164
Compass Group Plc(1)	5,150	115,952
Darden Restaurants, Inc.	2	273
Deckers Outdoor Corp.(1)	1	371
Dick's Sporting Goods, Inc.	95	10,905
Dollar General Corp.	6	1,399
Dollar Tree, Inc.(1)	10	1,374
Domino's Pizza, Inc.	1	284
DoorDash, Inc. - Class A(1)	1	110
DR Horton, Inc.	8	919
eBay, Inc.	197	13,127
Foot Locker, Inc.	130	5,655
Ford Motor Co.	172	3,577
Frontdoor, Inc.(1)	1	40
Gap, Inc.	9	155
Garmin Ltd.	7	901
General Motors Co.(1)	340	19,932
Gentex Corp.	10	361
Genuine Parts Co.	6	858
Grand Canyon Education, Inc.(1)	2	163
H&R Block, Inc.	1	32
Hanesbrands, Inc.	452	7,562
Harley-Davidson, Inc.	181	6,819
Hasbro, Inc.	6	572
Hayward Holdings, Inc.(1)	2	60
Hilton Worldwide Holdings, Inc.(1)	4	621
Home Depot, Inc.	201	83,270
Hyatt Hotels Corp. - Class A(1)	2	200
Kohl's Corp.	495	24,430
Las Vegas Sands Corp.(1)	2,354	88,601
La-Z-Boy, Inc.	156	5,650
Lear Corp.	42	7,666
Leggett & Platt, Inc.	6	235
Lennar Corp. - Class A	375	43,525
Lennar Corp. - Class B	1	73
Leslie's, Inc.(1)	1	12
Lithia Motors, Inc. - Class A	178	52,749
LKQ Corp.	12	720
Lowe's Companies, Inc.	212	54,709
Marriott International, Inc. - Class A(1)	584	96,554
Marriott Vacations Worldwide Corp.	428	72,316
Mattel, Inc.(1)	977	21,066
McDonald's Corp.	492	132,004
MGM Resorts International	1,768	79,337
Mohawk Industries, Inc.(1)	2	452
Murphy USA, Inc.	33	6,475
Newell Brands, Inc.	358	7,819
NIKE, Inc. - Class B	748	124,617
Nordstrom, Inc.(1)	90	2,038
Norwegian Cruise Line Holdings Ltd.(1)	17	345
NVR, Inc.(1)(2)	0	290
Ollie's Bargain Outlet Holdings, Inc.(1)	3	145
O'Reilly Automotive, Inc.(1)	2	1,436
Penn National Gaming, Inc.(1)	7	349
Penske Automotive Group, Inc.	92	9,909
Petco Health & Wellness Co., Inc. - Class A(1)	2	41
Planet Fitness, Inc. - Class A(1)	1	96
Polaris, Inc.	1	79

PulteGroup, Inc.	166	9,480
PVH Corp.	3	329
QuantumScape Corp. - Class A(1)	3	56
Qurate Retail, Inc.	17	127
Ralph Lauren Corp. - Class A	494	58,685
Rivian Automotive, Inc. - Class A(1)	5	488
Royal Caribbean Cruises Ltd.(1)	10	733
SeaWorld Entertainment, Inc.(1)	1,263	81,891
Service Corp. International	7	513
Six Flags Entertainment Corp.(1)	2	82
Skechers USA, Inc. - Class A(1)	5	222
Sleep Number Corp.(1)	63	4,856
Tapestry, Inc.	11	448
Target Corp.	67	15,437
Terminix Global Holdings, Inc.(1)	5	241
Thor Industries, Inc.	1	148
TJX Companies, Inc.	2,498	189,632
Toll Brothers, Inc.	3	218
TopBuild Corp.(1)(2)	0	63
Travel + Leisure Co.	1	64
Under Armour, Inc. - Class A(1)	8	175
Under Armour, Inc. - Class C(1)	9	163
VF Corp.	5	378
Victoria's Secret & Co.(1)	1	79
Vroom, Inc.(1)	4	38
Wayfair, Inc. - Class A(1)	1	283
Whirlpool Corp.	70	16,320
Williams-Sonoma, Inc.	1	139
Wyndham Hotels & Resorts, Inc.	2	143
Yum China Holdings, Inc.	17	866
Yum! Brands, Inc.	12	1,660

Total Consumer Discretionary		1,926,943

Consumer Staples – 7.95%
Albertsons Companies, Inc. - Class A	7	208
Altria Group, Inc.	2,252	106,726
Archer-Daniels-Midland Co.	24	1,654
Beyond Meat, Inc.(1)(2)	0	19
Brown-Forman Corp. - Class A	1	63
Brown-Forman Corp. - Class B	4	292
Bunge Ltd.	96	8,937
Campbell Soup Co.	9	381
Casey's General Stores, Inc.	2	319
Church & Dwight Co., Inc.	10	1,045
Clorox Co.	1	186
Coca-Cola Co.	2,730	161,657
Coca-Cola European Partners Plc	1,178	65,893
Colgate-Palmolive Co.	1,883	160,714
Conagra Brands, Inc.	1,391	47,512
Constellation Brands, Inc. - Class A	7	1,721
Costco Wholesale Corp.	163	92,423
Coty, Inc. - Class A(1)	15	153
Darling Ingredients, Inc.(1)	7	464
Diageo Plc-ADR	388	85,406
Edgewell Personal Care Co.	115	5,271
Flowers Foods, Inc.	8	229
General Mills, Inc.	154	10,406
Grocery Outlet Holding Corp.(1)	4	100
Hain Celestial Group, Inc.(1)	4	181
Herbalife Nutrition Ltd.(1)	4	149
Hershey Co.	1	182
Hormel Foods Corp.	12	603
Ingredion, Inc.	91	8,815
J.M. Smucker Co.	108	14,670
Kellogg Co.	6	401
Keurig Dr Pepper, Inc.	31	1,133
Kimberly-Clark Corp.	352	50,287
Kraft Heinz Co.	428	15,373

Kroger Co.	509	23,039
Lamb Weston Holdings, Inc.	4	282
McCormick & Co., Inc.	11	1,055
Molson Coors Beverage Co. - Class B	278	12,870
Mondelez International, Inc. - Class A	95	6,302
Monster Beverage Corp.(1)	1	104
Olaplex Holdings, Inc.(1)	3	83
PepsiCo, Inc.	644	111,919
Philip Morris International, Inc.	1,670	158,617
Pilgrim's Pride Corp.(1)	114	3,212
Post Holdings, Inc.(1)	3	285
Procter & Gamble Co.	968	158,307
Reynolds Consumer Products, Inc.	2	71
Seaboard Corp.(2)	0	55
Spectrum Brands Holdings, Inc.	2	191
Sprouts Farmers Market, Inc.(1)	295	8,765
Swedish Match AB	2,779	22,062
Swedish Match AB-ADR	3,867	30,566
Tyson Foods, Inc. - Class A	862	75,160
US Foods Holding Corp.(1)	10	342
Walgreens Boots Alliance, Inc.	299	15,594
Walmart, Inc.	151	21,917

Total Consumer Staples		1,494,371

Energy – 3.66%
Antero Midstream Corp.	15	148
APA Corp.	17	444
Baker Hughes Co. - Class A	32	776
Chevron Corp.	130	15,262
ConocoPhillips	58	4,186
Continental Resources, Inc.	3	123
Coterra Energy, Inc.	29	557
Devon Energy Corp.	30	1,306
Diamondback Energy, Inc.	4	439
DT Midstream, Inc.	4	198
EOG Resources, Inc.	1,629	144,664
EQT Corp.(1)	13	289
Exxon Mobil Corp.	821	50,264
Halliburton Co.	152	3,481
Hess Corp.	1,159	85,834
HollyFrontier Corp.	190	6,239
Kinder Morgan, Inc.	444	7,048
Marathon Oil Corp.	34	558
Marathon Petroleum Corp.	192	12,298
NOV, Inc.	17	229
Occidental Petroleum Corp.	245	7,115
ONEOK, Inc.	19	1,138
Phillips 66	1,018	73,733
Pioneer Natural Resources Co.	443	80,493
Schlumberger Ltd.	2,699	80,830
Targa Resources Corp.	62	3,253
TC Energy Corp.	437	20,337
Total SE	1,195	60,843
TotalEnergies SE-ADR	318	15,705
Valero Energy Corp.	122	9,161
Williams Companies, Inc.	53	1,393

Total Energy		688,344

Financials – 18.31%
Affiliated Managers Group, Inc.	37	6,005
Aflac, Inc.	238	13,872
AGNC Investment Corp.	23	349
Alleghany Corp.(1)	1	343
Allstate Corp.	506	59,571
Ally Financial, Inc.	15	724
American Express Co.	1,057	172,885
American Financial Group, Inc.	84	11,523
American International Group, Inc.	2,811	159,831
Ameriprise Financial, Inc.	82	24,665

Annaly Capital Management, Inc.	572	4,470
Aon Plc - Class A	4	1,186
Arch Capital Group Ltd.(1)	2,391	106,274
Ares Capital Corp.	394	8,347
Ares Management Corp. - Class A	1	55
Arthur J. Gallagher & Co.	9	1,531
Assurant, Inc.	3	399
Assured Guaranty Ltd.	3	151
Athene Holding Ltd. - Class A(1)	5	418
Axis Capital Holdings Ltd.	599	32,630
Bank of America Corp.	1,153	51,315
Bank of Hawaii Corp.	2	138
Bank of New York Mellon Corp.	395	22,955
Bank OZK	5	250
Berkshire Hathaway, Inc. - Class B(1)	398	119,143
BlackRock, Inc. - Class A	6	5,752
Blackstone, Inc. - Class A	656	84,820
BOK Financial Corp.	1	136
Brighthouse Financial, Inc.(1)	4	182
Brown & Brown, Inc.	10	677
Capital One Financial Corp.	145	20,976
Carlyle Group, Inc.	7	402
CBOE Global Markets, Inc.	5	603
Charles Schwab Corp.	284	23,908
Chubb Ltd.	1,106	213,749
Cincinnati Financial Corp.	7	751
Citigroup, Inc.	630	38,034
Citizens Financial Group, Inc.	486	22,976
CME Group, Inc. - Class A	418	95,383
CNA Financial Corp.	140	6,158
Comerica, Inc.	6	516
Commerce Bancshares, Inc.	5	334
Credit Acceptance Corp.(1)(2)	0	237
Cullen/Frost Bankers, Inc.	3	323
Discover Financial Services	522	60,316
East West Bancorp, Inc.	6	492
Equitable Holdings, Inc.	1,200	39,360
Erie Indemnity Co. - Class A(2)	0	61
Essent Group Ltd.	99	4,521
Evercore, Inc. - Class A	2	241
Everest Re Group Ltd.	33	9,112
FactSet Research Systems, Inc.(2)	0	104
Fidelity National Financial, Inc.	954	49,778
Fifth Third Bancorp	1,607	69,981
First American Financial Corp.	5	373
First Citizens BancShares, Inc. - Class A(2)	0	217
First Hawaiian, Inc.	6	158
First Horizon Corp.	412	6,722
First Republic Bank	8	1,612
FNB Corp.	515	6,242
Franklin Resources, Inc.	157	5,248
Globe Life, Inc.	4	417
GoHealth, Inc. - Class A(1)(2)	0	1
Goldman Sachs Group, Inc.	582	222,637
Hanover Insurance Group, Inc.	2	211
Hartford Financial Services Group, Inc.	432	29,800
Huntington Bancshares, Inc.	2,238	34,510
Interactive Brokers Group, Inc. - Class A	4	290
Intercontinental Exchange, Inc.	24	3,349
Invesco Ltd.	15	343
Janus Henderson Group Plc	7	312
Jefferies Financial Group, Inc.	2,347	91,073
JPMorgan Chase & Co.	736	116,515
Kemper Corp.	3	159
KeyCorp	637	14,723
KKR & Co., Inc. - Class Miscella	24	1,818
Lazard Ltd. - Class A	4	187

Lemonade, Inc.(1)	1	63
Lincoln National Corp.	148	10,126
Loews Corp.	920	53,110
M&T Bank Corp.	464	71,328
Markel Corp.(1)(2)	0	605
Marsh & McLennan Companies, Inc.	722	125,584
Mercury General Corp.	1	67
MetLife, Inc.	1,259	78,703
MGIC Investment Corp.	14	209
Moody's Corp.(2)	0	152
Morgan Stanley	1,610	158,002
Morningstar, Inc.(2)	0	43
MSCI, Inc. - Class A	1	617
Nasdaq, Inc.	5	1,068
Navient Corp.	425	9,013
New Residential Investment Corp.	504	5,400
New York Community Bancorp, Inc.	19	236
Northern Trust Corp.	560	67,001
Old Republic International Corp.	12	295
OneMain Holdings, Inc. - Class A	5	245
PacWest Bancorp	5	236
People's United Financial, Inc.	18	326
Pinnacle Financial Partners, Inc.	3	304
PNC Financial Services Group, Inc.	363	72,719
Popular, Inc.	3	278
Primerica, Inc.	2	262
Principal Financial Group, Inc.	12	848
PROG Holdings, Inc.(1)	933	42,086
Progressive Corp.	26	2,629
Prosperity Bancshares, Inc.	4	284
Prudential Financial, Inc.	96	10,405
Radian Group, Inc.	224	4,728
Raymond James Financial, Inc.	70	6,996
Regions Financial Corp.	678	14,776
Reinsurance Group of America, Inc. - Class A	3	331
RenaissanceRe Holdings Ltd.	1	189
S&P Global, Inc.	3	1,458
Santander Consumer USA Holdings, Inc.	3	112
SEI Investments Co.	5	296
Signature Bank	3	843
SLM Corp.	3,342	65,746
Starwood Property Trust, Inc.	13	308
State Street Corp.	610	56,706
Sterling Bancorp	8	194
Stifel Financial Corp.	4	308
SVB Financial Group(1)	2	1,681
Synchrony Financial	2,407	111,645
Synovus Financial Corp.	6	276
T Rowe Price Group, Inc.	7	1,307
TFS Financial Corp.	2	37
Tradeweb Markets, Inc. - Class A	5	469
Travelers Companies, Inc.	11	1,715
Truist Financial Corp.	59	3,461
Umpqua Holdings Corp.	9	181
Unum Group	9	222
US Bancorp	1,201	67,464
UWM Holdings Corp.	2	11
Virtu Financial, Inc. - Class A	4	109
Voya Financial, Inc.	72	4,800
Webster Financial Corp.	4	225
Wells Fargo & Co.	4,412	211,673
Western Alliance Bancorp	2	228
White Mountains Insurance Group Ltd.(2)	0	138
Willis Towers Watson Plc	306	72,776
Wintrust Financial Corp.	2	221
WR Berkley Corp.	6	506
Zions Bancorp N.A.	202	12,766

Total Financials		3,442,976

Healthcare – 15.65%
Abbott Laboratories	38	5,381
AbbVie, Inc.	598	80,983
Acadia Healthcare Co., Inc.(1)	4	229
Adaptive Biotechnologies Corp.(1)(2)	0	14
Agilent Technologies, Inc.	1	223
Amedisys, Inc.(1)(2)	0	24
AmerisourceBergen Corp. - Class A	7	865
Amgen, Inc.	84	18,930
Anthem, Inc.	357	165,479
AstraZeneca Plc - ADR	222	12,906
Baxter International, Inc.	1,065	91,406
Becton Dickinson & Co.	213	53,527
Biogen, Inc.(1)	53	12,814
BioMarin Pharmaceutical, Inc.(1)	8	713
Bio-Rad Laboratories, Inc. - Class A(1)	1	709
Boston Scientific Corp.(1)	62	2,655
Bristol Myers Squibb Co.	449	27,999
Cardinal Health, Inc.	397	20,432
Catalent, Inc.(1)	6	732
Centene Corp.(1)	276	22,753
Cerner Corp.	13	1,207
Certara, Inc.(1)	2	62
Change Healthcare, Inc.(1)	11	231
Charles River Laboratories International, Inc.(1)(2)	0	48
Chemed Corp.	1	268
Cigna Corp.	491	112,704
Cooper Companies, Inc.	2	884
CVS Health Corp.	1,227	126,576
Danaher Corp.	262	86,191
DaVita, Inc.(1)	72	8,162
Dentsply Sirona, Inc.	9	526
Elanco Animal Health, Inc.(1)	19	548
Eli Lilly & Co.	8	2,168
Encompass Health Corp.	2	125
Envista Holdings Corp.(1)	1,008	45,406
Exact Sciences Corp.(1)	1	41
Exelixis, Inc.(1)	2	33
Figs, Inc. - Class A(1)	3	90
Fresenius Medical Care AG & Co. KGaA	908	58,893
Gilead Sciences, Inc.	360	26,120
GlaxoSmithKline Plc	180	3,919
Globus Medical, Inc. - Class A(1)	3	229
HCA Healthcare, Inc.	63	16,186
Henry Schein, Inc.(1)	6	481
Hologic, Inc.(1)	662	50,659
Horizon Therapeutics Plc(1)	8	845
Humana, Inc.	82	38,208
ICU Medical, Inc.(1)	1	209
Incyte Corp.(1)	1	79
Integra LifeSciences Holdings Corp.(1)	3	215
Ionis Pharmaceuticals, Inc.(1)(2)	0	14
Iovance Biotherapeutics, Inc.(1)	5	91
IQVIA Holdings, Inc.(1)	4	1,199
Jazz Pharmaceuticals Plc(1)	77	9,833
Johnson & Johnson	1,224	209,334
Koninklijke Philips NV	2,575	95,302
Laboratory Corp. of America Holdings(1)	4	1,323
LivaNova Plc(1)	536	46,870
Masimo Corp.(1)	1	182
McKesson Corp.	60	14,932
Medtronic Plc	2,259	233,743
Merck & Co., Inc.	4,201	321,978
Mirati Therapeutics, Inc.(1)(2)	0	39
Molina Healthcare, Inc.(1)	2	678
Natera, Inc.(1)(2)	0	20

Nektar Therapeutics - Class A(1)	8	103
Oak Street Health, Inc.(1)(2)	0	13
Organon & Co.	56	1,712
PerkinElmer, Inc.	6	1,113
Perrigo Co. Plc	1,508	58,661
Pfizer, Inc.	3,489	206,039
Premier, Inc. - Class A	5	220
QIAGEN NV(1)	10	550
Quest Diagnostics, Inc.	56	9,644
Quidel Corp.(1)	2	221
Regeneron Pharmaceuticals, Inc.(1)	12	7,279
Repligen Corp.(1)(2)	0	34
ResMed, Inc.	1	168
Royalty Pharma Plc - Class A	6	232
Sage Therapeutics, Inc.(1)	2	95
Sanofi - ADR	183	9,163
Sanofi SA	849	85,186
Seagen, Inc.(1)	1	105
Select Medical Holdings Corp.	170	4,986
Signify Health, Inc. - Class A(1)	3	38
STERIS Plc	3	789
Stryker Corp.	352	94,219
Syneos Health, Inc. - Class A(1)	4	391
Tandem Diabetes Care, Inc.(1)(2)	0	34
Teladoc Health, Inc.(1)	7	607
Teleflex, Inc.	2	544
Thermo Fisher Scientific, Inc.	16	10,506
Ultragenyx Pharmaceutical, Inc.(1)	1	56
United Therapeutics Corp.(1)	39	8,458
UnitedHealth Group, Inc.	560	281,123
Universal Health Services, Inc. - Class B	57	7,356
Vertex Pharmaceuticals, Inc.(1)	431	94,732
Viatris, Inc.	122	1,657
Waters Corp.(1)(2)	0	65
Zimmer Biomet Holdings, Inc.	167	21,211
Zoetis, Inc. - Class A	1	258

Total Healthcare		2,943,193

Industrials – 14.44%
3M Co.	59	10,470
Acuity Brands, Inc.	47	10,041
ADT, Inc.	6	52
AECOM(1)	1,061	82,044
AerCap Holdings NV(1)	1,351	88,413
AGCO Corp.	85	9,880
Air Lease Corp. - Class A	1,975	87,361
Airbus SE(1)	191	24,483
Airbus SE - ADR(1)	2,603	83,047
Alaska Air Group, Inc.(1)	5	272
Allegion Plc	1	132
Allison Transmission Holdings, Inc.	130	4,742
AMERCO(2)	0	288
American Airlines Group, Inc.(1)	28	502
AMETEK, Inc.	10	1,478
AO Smith Corp.	6	506
Armstrong World Industries, Inc.	1	135
Atkore, Inc.(1)	118	13,065
AZEK Co., Inc. - Class A(1)	2	115
Boeing Co.(1)	165	33,234
Builders FirstSource, Inc.(1)	8	713
BWX Technologies, Inc.	1,174	56,231
CACI International, Inc. - Class A(1)	1	271
Canadian National Railway Co.	689	84,633
Carlisle Companies, Inc.	1	340
Carrier Global Corp.	20	1,100
Caterpillar, Inc.	3	694
CH Robinson Worldwide, Inc.	5	505
ChargePoint Holdings, Inc.(1)	10	187

Cintas Corp.(2)	0	101
Clarivate Plc(1)	19	456
Clean Harbors, Inc.(1)	2	217
Colfax Corp.(1)	5	241
Copa Holdings SA - Class A(1)	1	123
Core & Main, Inc. - Class A(1)	1	22
CoStar Group, Inc.(1)	4	298
Crane Co.	90	9,108
CSX Corp.	97	3,653
Cummins, Inc.	41	8,896
Curtiss-Wright Corp.	55	7,563
Deere & Co.	320	109,836
Delta Air Lines, Inc.(1)	145	5,681
Donaldson Co., Inc.	5	284
Dover Corp.	6	1,144
Driven Brands Holdings, Inc.(1)	3	89
Dun & Bradstreet Holdings, Inc.(1)	8	154
Eaton Corp. Plc	18	3,037
Emerson Electric Co.	460	42,761
Equifax, Inc.	3	960
Expeditors International of Washington, Inc.	2	268
Fastenal Co.	3	190
FedEx Corp.	559	144,570
Flowserve Corp.	85	2,586
Fortive Corp.	14	1,090
Fortune Brands Home & Security, Inc.	5	486
FTI Consulting, Inc.(1)	1	220
Gates Industrial Corp. Plc(1)	4	65
General Dynamics Corp.	523	108,975
General Electric Co.	924	87,332
Graco, Inc.	3	220
GXO Logistics, Inc.(1)	1	49
HEICO Corp.	1	198
HEICO Corp. - Class A	2	297
Hexcel Corp.(1)	4	193
Hillenbrand, Inc.	116	6,036
Honeywell International, Inc.	587	122,354
Howmet Aerospace, Inc.	16	503
Hubbell, Inc. - Class B	2	499
Huntington Ingalls Industries, Inc.	39	7,317
IDEX Corp.	3	776
IHS Markit Ltd.	16	2,180
Illinois Tool Works, Inc.	1	344
Ingersoll Rand, Inc.	18	1,096
ITT, Inc.	4	377
Jacobs Engineering Group, Inc.	334	46,561
JB Hunt Transport Services, Inc.	405	82,714
JetBlue Airways Corp.(1)	385	5,486
Johnson Controls International Plc	31	2,552
Kirby Corp.(1)	3	158
Knight-Swift Transportation Holdings, Inc. - Class A	7	438
L3Harris Technologies, Inc.	254	54,093
Landstar System, Inc.(2)	0	27
Legalzoom.com, Inc.(1)	1	8
Leidos Holdings, Inc.	6	543
Lennox International, Inc.	1	466
Lockheed Martin Corp.	245	87,010
ManpowerGroup, Inc.	2	229
Masco Corp.	11	750
MasTec, Inc.(1)	16	1,519
Mercury Systems, Inc.(1)	2	123
Middleby Corp.(1)	2	325
Moog, Inc. - Class A	65	5,246
MSA Safety, Inc.	1	177
MSC Industrial Direct Co., Inc. - Class A	2	164
Nielsen Holdings Plc	776	15,921
Nordson Corp.	2	537

Norfolk Southern Corp.	11	3,177
Northrop Grumman Corp.	622	240,761
nVent Electric Plc	7	271
Old Dominion Freight Line, Inc.(2)	0	140
Oshkosh Corp.	76	8,524
Otis Worldwide Corp.	375	32,647
Owens Corning	63	5,713
PACCAR, Inc.	176	15,560
Parker-Hannifin Corp.	5	1,500
Pentair Plc	7	529
Quanta Services, Inc.	6	713
Raytheon Technologies Corp.	2,991	257,391
Regal Rexnord Corp.	2	389
Republic Services, Inc. - Class A	9	1,289
Robert Half International, Inc.	1	61
Rockwell Automation, Inc.	2	688
Rollins, Inc.	1	22
Roper Technologies, Inc.	5	2,266
Ryder System, Inc.	67	5,490
Schneider National, Inc. - Class B	2	54
Science Applications International Corp.	42	3,494
Sensata Technologies Holding Plc(1)	7	414
Shoals Technologies Group, Inc. - Class A(1)	4	107
Siemens AG	145	25,198
SiteOne Landscape Supply, Inc.(1)	1	228
Snap-on, Inc.	74	15,991
Southwest Airlines Co.(1)	217	9,292
Spirit AeroSystems Holdings, Inc. - Class A	3	147
Stanley Black & Decker, Inc.	393	74,142
Stericycle, Inc.(1)	448	26,726
Sunrun, Inc.(1)	9	302
Textron, Inc.	106	8,214
Timken Co.	3	195
Toro Co.(2)	0	23
Trane Technologies Plc	5	1,087
TransDigm Group, Inc.(1)	2	1,034
TransUnion	3	310
TuSimple Holdings, Inc. - Class A(1)	5	184
Uber Technologies, Inc.(1)	10	427
Union Pacific Corp.	476	119,818
United Airlines Holdings, Inc.(1)	14	612
United Parcel Service, Inc. - Class B	828	177,558
United Rentals, Inc.(1)	15	4,932
Univar Solutions, Inc.(1)	245	6,945
Valmont Industries, Inc.	1	237
Verisk Analytics, Inc. - Class A	3	576
Vertiv Holdings Co. - Class A	2,755	68,780
Virgin Galactic Holdings, Inc.(1)	1	14
Wabtec Corp.	8	739
Waste Management, Inc.	16	2,598
Watsco, Inc.	1	454
Werner Enterprises, Inc.	83	3,957
Woodward, Inc.	3	274
WW Grainger, Inc.(2)	0	189
XPO Logistics, Inc.(1)	1	41
Xylem, Inc.	3	314

Total Industrials		2,715,564

Information Technology – 10.07%
Accenture Plc - Class A	264	109,579
Akamai Technologies, Inc.(1)	7	827
Alliance Data Systems Corp.	2	141
Amdocs Ltd.	75	5,578
Amkor Technology, Inc.	225	5,570
Amphenol Corp. - Class A	7	649
Analog Devices, Inc.	14	2,505
ANSYS, Inc.(1)	2	895
Applied Materials, Inc.	382	60,161

Arista Networks, Inc.(1)	1	169
Arrow Electronics, Inc.(1)	110	14,811
Automatic Data Processing, Inc.	323	79,696
Avnet, Inc.	4	177
Azenta, Inc.	1	54
Black Knight, Inc.(1)	7	553
Broadcom, Inc.	150	99,920
Broadridge Financial Solutions, Inc.(2)	0	79
C3.ai, Inc. - Class A(1)	2	60
CDK Global, Inc.	4	180
Ceridian HCM Holding, Inc.(1)	6	607
Ciena Corp.(1)	7	527
Cirrus Logic, Inc.(1)	2	226
Cisco Systems, Inc.	1,962	124,313
Citrix Systems, Inc.	261	24,683
Cloudflare, Inc. - Class A(1)	1	88
Cognizant Technology Solutions Corp. - Class A	973	86,322
Coherent, Inc.(1)(2)	0	23
Concentrix Corp.	2	324
Consensus Cloud Solutions, Inc.(1)	19	1,101
Corning, Inc.	22	814
Datto Holding Corp.(1)	1	28
Dell Technologies, Inc. - Class C(1)	201	11,285
Diodes, Inc.(1)	62	6,774
Dolby Laboratories, Inc. - Class A	3	265
Duck Creek Technologies, Inc.(1)	2	68
DXC Technology Co.(1)	178	5,730
Dynatrace, Inc.(1)(2)	0	27
Euronet Worldwide, Inc.(1)	1	71
F5, Inc.(1)	3	654
Fastly, Inc. - Class A(1)	5	167
Fidelity National Information Services, Inc.	27	2,918
First Solar, Inc.(1)	5	409
Fiserv, Inc.(1)	152	15,801
FleetCor Technologies, Inc.(1)	3	620
Genpact Ltd.	8	415
Global Payments, Inc.	13	1,732
GLOBALFOUNDRIES, Inc.(1)	1	71
GoDaddy, Inc. - Class A(1)	7	557
Guidewire Software, Inc.(1)	4	421
Hewlett Packard Enterprise Co.	529	8,348
HP, Inc.	542	20,412
Intel Corp.	944	48,638
International Business Machines Corp.	111	14,895
IPG Photonics Corp.(1)	2	262
Jabil, Inc.	106	7,480
Jack Henry & Associates, Inc.	2	404
Jamf Holding Corp.(1)(2)	0	12
Juniper Networks, Inc.	14	513
Keysight Technologies, Inc.(1)	5	950
Kyndryl Holdings, Inc.(1)	24	439
Lam Research Corp.	8	5,897
Littelfuse, Inc.	1	339
Lumentum Holdings, Inc.(1)	3	348
Mandiant, Inc.(1)	7	122
Manhattan Associates, Inc.(1)	1	203
Marvell Technology, Inc.	36	3,158
Mastercard, Inc. - Class A	185	66,358
McAfee Corp. - Class A	1	26
Methode Electronics, Inc.	117	5,759
Microchip Technology, Inc.	744	64,804
Micron Technology, Inc.	42	3,951
Microsoft Corp.	474	159,507
MKS Instruments, Inc.(2)	0	61
Motorola Solutions, Inc.	7	1,988
N-able, Inc.(1)	1	16
National Instruments Corp.	6	245

NCR Corp.(1)	4	155
NetApp, Inc.	3	300
NETGEAR, Inc.(1)	141	4,130
NortonLifeLock, Inc.	18	461
Nuance Communications, Inc.(1)	8	432
NXP Semiconductors NV	438	99,874
ON Semiconductor Corp.(1)	9	588
Oracle Corp.	1,009	87,959
Paychex, Inc.	2	250
Paycor HCM, Inc.(1)	1	17
Paysafe Ltd.(1)	31	120
Pegasystems, Inc.(2)	0	16
Procore Technologies, Inc.(1)	1	58
Pure Storage, Inc. - Class A(1)	1	23
Qorvo, Inc.(1)	5	759
QUALCOMM, Inc.	861	157,455
Salesforce.com, Inc.(1)	33	8,459
Samsung Electronics Co. Ltd.	1,822	119,680
Seagate Technology Holdings Plc	145	16,429
Skyworks Solutions, Inc.	4	583
Snowflake, Inc. - Class A(1)(2)	0	168
SolarWinds Corp.	1	20
SS&C Technologies Holdings, Inc.	10	799
StoneCo Ltd. - Class A(1)	1	10
Synopsys, Inc.(1)	2	893
TD SYNNEX Corp.	2	203
TE Connectivity Ltd.	66	10,608
Teledyne Technologies, Inc.(1)	2	881
Teradata Corp.(1)	1	24
Texas Instruments, Inc.	475	89,611
Thoughtworks Holding, Inc.(1)	1	33
Trimble, Inc.(1)	11	956
Twilio, Inc. - Class A(1)	5	1,379
Tyler Technologies, Inc.(1)(2)	0	136
Ubiquiti, Inc.(2)	0	18
VeriSign, Inc.(1)	4	1,091
Viasat, Inc.(1)	3	138
Visa, Inc. - Class A	892	193,325
VMware, Inc. - Class A	40	4,587
Vontier Corp.	4	115
Western Digital Corp.(1)	14	898
Western Union Co.	220	3,930
WEX, Inc.(1)	1	98
Wolfspeed, Inc.(1)	5	567
Xerox Holdings Corp.	6	141

Total Information Technology		1,892,157

Materials – 5.16%
Air Products & Chemicals, Inc.	223	67,743
Akzo Nobel NV	110	12,086
Albemarle Corp.	5	1,183
Alcoa Corp.	8	498
Amcor Plc	68	816
AptarGroup, Inc.	3	359
Ardagh Group SA - Class A(4)	1	16
Ardagh Metal Packaging SA(1)	4	37
Ashland Global Holdings, Inc.	2	269
Avery Dennison Corp.	2	360
Axalta Coating Systems Ltd.(1)	2,195	72,701
Ball Corp.	10	947
Berry Global Group, Inc.(1)	94	6,960
Celanese Corp. - Class A	71	11,972
CF Industries Holdings, Inc.	824	58,292
Chemours Co.	3	109
Cleveland-Cliffs, Inc.(1)	20	439
Corteva, Inc.	1,478	69,889
Crown Holdings, Inc.	58	6,418
Diversey Holdings Ltd.(1)	1	12

Dow, Inc.	30	1,729
DuPont de Nemours, Inc.	996	80,476
Eagle Materials, Inc.	2	303
Eastman Chemical Co.	103	12,481
Ecolab, Inc.	465	109,084
Element Solutions, Inc.	3,135	76,125
FMC Corp.	4	468
Freeport-McMoRan, Inc.	46	1,906
Graphic Packaging Holding Co.	9	169
Huntsman Corp.	210	7,315
Ingevity Corp.(1)	71	5,113
International Flavors & Fragrances, Inc.	717	108,052
International Paper Co.	1,201	56,444
Linde Plc	355	122,810
Louisiana-Pacific Corp.	145	11,343
LyondellBasell Industries NV - Class A	127	11,708
Martin Marietta Materials, Inc.	3	1,209
Mosaic Co.	16	637
NewMarket Corp.(2)	0	93
Newmont Corp.	35	2,180
Nucor Corp.	13	1,433
Olin Corp.	6	331
Packaging Corp. of America	4	558
PPG Industries, Inc.	6	1,037
Reliance Steel & Aluminum Co.	48	7,784
Royal Gold, Inc.	3	296
RPM International, Inc.	39	3,936
Sealed Air Corp.	194	13,060
Silgan Holdings, Inc.	4	153
Sonoco Products Co.	4	250
Southern Copper Corp.(2)	0	19
Steel Dynamics, Inc.	7	438
Sylvamo Corp.(1)	4	106
United States Steel Corp.	11	273
Valvoline, Inc.	235	8,768
Vulcan Materials Co.	6	1,206
Westlake Chemical Corp.	1	105
Westrock Co.	225	9,970

Total Materials		970,474

Real Estate – 3.18%
Alexandria Real Estate Equities, Inc.	7	1,513
American Assets Trust, Inc.	90	3,363
American Campus Communities, Inc.	884	50,660
American Homes 4 Rent - Class A	12	539
American Tower Corp.	215	62,778
Americold Realty Trust	12	387
Apartment Income REIT Corp.	7	371
AvalonBay Communities, Inc.	6	1,545
Boston Properties, Inc.	7	790
Brandywine Realty Trust	330	4,434
Brixmor Property Group, Inc.	13	339
Camden Property Trust	4	770
CBRE Group, Inc. - Class A(1)	14	1,510
Corporate Office Properties Trust	1,200	33,560
Cousins Properties, Inc.	91	3,668
CubeSmart	9	534
CyrusOne, Inc.	6	493
Digital Realty Trust, Inc.	12	2,183
Douglas Emmett, Inc.	8	252
Duke Realty Corp.	17	1,097
EPR Properties	3	147
Equinix, Inc.	1	958
Equity LifeStyle Properties, Inc.	4	311
Equity Residential	582	52,678
Essex Property Trust, Inc.	3	1,006
Extra Space Storage, Inc.	5	1,183
Federal Realty Investment Trust	3	464

First Industrial Realty Trust, Inc.	6	365
Gaming & Leisure Properties, Inc.	119	5,787
Healthcare Trust of America, Inc. - Class A	9	315
Healthpeak Properties, Inc.	24	861
Highwoods Properties, Inc.	5	204
Host Hotels & Resorts, Inc.(1)	253	4,394
Howard Hughes Corp.(1)	601	61,180
Hudson Pacific Properties, Inc.	7	161
Invitation Homes, Inc.	26	1,188
Iron Mountain, Inc.	139	7,288
JBG SMITH Properties	5	153
Jones Lang LaSalle, Inc.(1)	2	600
Kilroy Realty Corp.	5	343
Kimco Realty Corp.	25	623
Lamar Advertising Co. - Class A(2)	0	54
Life Storage, Inc.	4	549
Medical Properties Trust, Inc.	231	5,464
MGM Growth Properties LLC - Class A	1,111	45,397
Mid-America Apartment Communities, Inc.	5	1,173
National Retail Properties, Inc.	8	362
Office Properties Income Trust	132	3,271
Omega Healthcare Investors, Inc.	10	306
Opendoor Technologies, Inc.(1)	15	226
Orion Office REIT, Inc.(1)	2	45
Park Hotels & Resorts, Inc.(1)	10	187
Prologis, Inc.	32	5,465
Public Storage	178	66,785
Rayonier, Inc.	657	26,512
Realty Income Corp.	25	1,778
Regency Centers Corp.	7	562
Rexford Industrial Realty, Inc.	7	540
SBA Communications Corp. - Class A	4	1,534
Simon Property Group, Inc.	2	299
SL Green Realty Corp.	3	213
Spirit Realty Capital, Inc.	5	261
STORE Capital Corp.	11	364
Sun Communities, Inc.	5	1,050
UDR, Inc.	14	811
Ventas, Inc.	18	901
VICI Properties, Inc.	1,523	45,862
Vornado Realty Trust	97	4,060
Welltower, Inc.	147	12,591
Weyerhaeuser Co.	1,446	59,547
WP Carey, Inc.	8	665

Total Real Estate		597,829

Utilities – 2.95%
AES Corp.	29	699
Alliant Energy Corp.	11	673
Ameren Corp.	235	20,938
American Electric Power Co., Inc.	22	1,965
American Water Works Co., Inc.	8	1,511
Atmos Energy Corp.	6	589
Avangrid, Inc.	3	135
Brookfield Renewable Corp. - Class A	4	158
CenterPoint Energy, Inc.	1,795	50,110
CMS Energy Corp.	12	812
Consolidated Edison, Inc.	16	1,334
Dominion Energy, Inc.	435	34,169
DTE Energy Co.	8	1,005
Duke Energy Corp.	34	3,544
Edison International	401	27,377
Entergy Corp.	90	10,133
Essential Utilities, Inc.	10	549
Evergy, Inc.	10	693
Eversource Energy	15	1,373
Exelon Corp.	1,369	79,094
FirstEnergy Corp.	185	7,675

Hawaiian Electric Industries, Inc.		5	192
IDACORP, Inc.		2	259
MDU Resources Group, Inc.		681	20,993
National Fuel Gas Co.		103	6,578
NextEra Energy, Inc.		295	27,543
NiSource, Inc.		1,311	36,209
NRG Energy, Inc.		192	8,260
OGE Energy Corp.		9	328
PG&E Corp.(1)		66	795
Pinnacle West Capital Corp.		680	48,014
PPL Corp.		33	1,004
Public Service Enterprise Group, Inc.		22	1,485
Sempra Energy		411	54,404
Southern Co.		1,263	86,610
UGI Corp.		9	410
Vistra Corp.		389	8,864
WEC Energy Group, Inc.		14	1,342
Xcel Energy, Inc.		110	7,434

Total Utilities			555,260

Total Common Stocks (Cost: $12,185,538)			18,404,025

CONVERTIBLE PREFERRED STOCKS – 0.22%
Healthcare – 0.06%
Becton Dickinson & Co., 6.00%		202	10,659

Total Healthcare			10,659

Utilities – 0.16%
NextEra Energy, Inc., 5.28%		173	9,964
NiSource, Inc., 7.75%		81	9,120
Southern Co., 6.75%		226	12,152

Total Utilities			31,236

Total Convertible Preferred Stocks (Cost: $36,548)			41,895

PREFERRED STOCKS – 0.18%
Consumer Discretionary – 0.18%
Volkswagen AG		165	33,133

Total Consumer Discretionary			33,133

Total Preferred Stocks (Cost: $29,530)			33,133

SHORT-TERM INVESTMENTS – 1.62%
Money Market Funds – 1.52%
Goldman Sachs Financial Square Government Fund - Class I, 0.03%(3)		286,488	286,488

Total Money Market Funds (Cost: $286,488)			286,488

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.10%
Bank of Montreal, London, 0.01% due 01/03/2022		$14,615	14,615
Citibank, London, - 0.97% due 01/03/2022(2)	EUR	0	0
National Australia Bank, London, 0.01% due 01/03/2022		$1,622	1,622
Royal Bank of Canada, Toronto, 0.01% due 01/03/2022		1,645	1,645

Total Time Deposits (Cost: $17,882)			17,882

Total Short-Term Investments (Cost: $304,370)			304,370

TOTAL INVESTMENTS IN SECURITIES – 99.90%
(Cost: $12,555,986)			18,783,423

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.10%			19,217

TOTAL NET ASSETS – 100.00%			$18,802,640

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

EUR Euro

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)	Represents annualized seven-day yield as of the close of the reporting period.

(4)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $16, which represents 0.00% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
20	S&P 500 E-mini Future	Mar. 2022	$4,670	$4,758	$88

					$88

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

December 31, 2021 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 98.27%
Communication Services – 3.53%
Altice USA, Inc. - Class A(1)	12	$193
AMC Networks, Inc. - Class A(1)	2	62
Anterix, Inc.(1)(2)	0	27
Bandwidth, Inc. - Class A(1)	99	7,140
Cable One, Inc.(2)	0	411
Cardlytics, Inc.(1)	4	272
Cargurus, Inc. - Class A(1)	172	5,801
Cars.com, Inc.(1)	1	18
Chicken Soup For The Soul Entertainment, Inc. - Class A(1)(2)	0	5
Cinemark Holdings, Inc.(1)	11	184
Clear Channel Outdoor Holdings, Inc. - Class A(1)	4	12
Cogent Communications Holdings, Inc.	5	391
CuriosityStream, Inc.(1)	1	3
Digital Media Solutions, Inc. - Class A(1)(2)	0	1
Electronic Arts, Inc.	41	5,407
Endeavor Group Holdings, Inc. - Class A(1)	290	10,108
Eventbrite, Inc. - Class A(1)	9	165
EverQuote, Inc. - Class A(1)	2	39
fuboTV, Inc.(1)	17	268
Globalstar, Inc.(1)	69	80
Gogo, Inc.(1)	1	7
IAC/InterActiveCorp(1)	42	5,500
IDT Corp. - Class B(1)	2	83
iHeartMedia, Inc. - Class A(1)	7	138
IMAX Corp.(1)	1	10
Integral Ad Science Holding Corp.(1)	1	22
Iridium Communications, Inc.(1)	11	461
John Wiley & Sons, Inc. - Class A	220	12,585
Liberty Media Corp.-Liberty Braves - Class A(1)	1	36
Liberty Media Corp.-Liberty Braves - Class C(1)	5	132
Liberty TripAdvisor Holdings, Inc. - Class A(1)	7	15
Live Nation Entertainment, Inc.(1)	77	9,170
LiveOne, Inc.(1)	8	10
Madison Square Garden Sports Corp. - Class A(1)	1	108
Magnite, Inc.(1)	16	284
Match Group, Inc.(1)	270	35,711
MediaAlpha, Inc. - Class A(1)	3	41
National CineMedia, Inc.	1	2
New York Times Co. - Class A	368	17,751
Nexstar Media Group, Inc. - Class A(2)	0	33
Ooma, Inc.(1)	1	29
Outbrain, Inc.(1)(2)	0	7
Pinterest, Inc. - Class A(1)	46	1,665
Playtika Holding Corp.(1)	8	146
QuinStreet, Inc.(1)	6	112
Roku, Inc. - Class A(1)	93	21,327
Shenandoah Telecommunications Co.	2	55

Sinclair Broadcast Group, Inc. - Class A	1	24
Skillz, Inc. - Class A(1)	25	186
Society Pass, Inc.(1)(2)	0	4
Spotify Technology SA(1)	40	9,316
Stagwell, Inc.(1)	1	7
Take-Two Interactive Software, Inc.(1)	53	9,331
TechTarget, Inc.(1)	3	316
Telesat Corp.(1)	2	48
Thryv Holdings, Inc.(1)	1	33
TripAdvisor, Inc.(1)	5	135
Twitter, Inc.(1)	7	287
Vimeo, Inc.(1)	11	192
Warner Music Group Corp. - Class A	266	11,481
WideOpenWest, Inc.(1)	4	88
World Wrestling Entertainment, Inc. - Class A	3	154
Yelp, Inc. - Class A(1)	8	307
Ziff Davis, Inc.(1)	5	604
ZipRecruiter, Inc. - Class A(1)	440	10,977
ZoomInfo Technologies, Inc. - Class A(1)	310	19,918
Zynga, Inc. - Class A(1)	3,943	25,238

Total Communication Services		224,673

Consumer Discretionary – 12.47%
1-800-Flowers.com, Inc. - Class A(1)	177	4,136
1stdibs.com, Inc.(1)	1	9
2U, Inc.(1)	8	156
Abercrombie & Fitch Co. - Class A(1)	1	22
Accel Entertainment, Inc. - Class A(1)	7	94
Acushnet Holdings Corp.	105	5,587
Adient Plc(1)	2	72
Advance Auto Parts, Inc.	166	39,749
aka Brands Holding Corp.(1)	1	7
American Axle & Manufacturing Holdings, Inc.(1)	8	70
American Eagle Outfitters, Inc.	19	489
America's Car-Mart, Inc.(1)	1	67
AMMO, Inc.(1)	11	59
Aptiv Plc(1)	174	28,646
Arcimoto, Inc.(1)	3	26
Arko Corp.(1)	16	136
Asbury Automotive Group, Inc.(1)	3	502
Aterian, Inc.(1)	3	14
AutoZone, Inc.(1)(2)	0	765
Bally's Corp.(1)	4	160
Bath & Body Works, Inc.	11	800
Bed Bath & Beyond, Inc.(1)	1	21
Best Buy Co., Inc.	5	468
BJ's Restaurants, Inc.(1)	3	88
Bloomin' Brands, Inc.(1)	11	237
Boot Barn Holdings, Inc.(1)	4	454
Boyd Gaming Corp.(1)	1	93
Bright Horizons Family Solutions, Inc.(1)	33	4,155
Brinker International, Inc.(1)	6	209
Brunswick Corp.	1	86
Buckle, Inc.	4	152
Burlington Stores, Inc.(1)	127	37,103
Caesars Entertainment, Inc.(1)	79	7,379
Caleres, Inc.	5	104

Callaway Golf Co.(1)	205	5,630
Camping World Holdings, Inc. - Class A	5	212
Canoo, Inc.(1)	6	47
Capri Holdings Ltd.(1)	109	7,059
CarMax, Inc.(1)	1	149
CarParts.com, Inc.(1)	6	68
Carriage Services, Inc. - Class A(2)	0	25
Carvana Co. - Class A(1)	6	1,476
Casper Sleep, Inc.(1)	4	28
Cavco Industries, Inc.(1)	1	258
Century Casinos, Inc.(1)	3	42
Century Communities, Inc.	2	199
Cheesecake Factory, Inc.(1)	6	229
Chegg, Inc.(1)	132	4,042
Chico's FAS, Inc.(1)	3	17
Children's Place, Inc.(1)	2	141
Chipotle Mexican Grill, Inc. - Class A(1)	18	31,633
Choice Hotels International, Inc.	3	453
Churchill Downs, Inc.	3	723
Chuy's Holdings, Inc.(1)	1	32
Citi Trends, Inc.(1)	1	105
Clarus Corp.	3	90
Columbia Sportswear Co.(2)	0	17
Cracker Barrel Old Country Store, Inc.	3	382
Crocs, Inc.(1)	201	25,801
Dana, Inc.	10	225
Darden Restaurants, Inc.	7	1,084
Dave & Buster's Entertainment, Inc.(1)	2	95
Deckers Outdoor Corp.(1)	25	9,096
Denny's Corp.(1)	6	95
Designer Brands, Inc. - Class A(1)	7	106
Dine Brands Global, Inc.	2	157
Dollar Tree, Inc.(1)	57	7,955
Domino's Pizza, Inc.	17	9,652
DoorDash, Inc. - Class A(1)	11	1,565
Dorman Products, Inc.(1)	3	377
DR Horton, Inc.	11	1,200
DraftKings, Inc. - Class A(1)	147	4,046
Drive Shack, Inc.(1)	5	7
Duluth Holdings, Inc. - Class B(1)	1	22
Escalade, Inc.(2)	0	6
Esports Technologies, Inc.(1)	1	28
Etsy, Inc.(1)	10	2,260
European Wax Center, Inc. - Class A(1)	1	25
Everi Holdings, Inc.(1)	11	235
Expedia Group, Inc.(1)	12	2,146
F45 Training Holdings, Inc.(1)	1	16
Farfetch Ltd. - Class A(1)	113	3,792
First Watch Restaurant Group, Inc.(1)	1	15
Fisker, Inc.(1)	19	299
Five Below, Inc.(1)	27	5,567
Floor & Decor Holdings, Inc. - Class A(1)	70	9,083
Fox Factory Holding Corp.(1)	137	23,372
Franchise Group, Inc.(2)	0	24
Frontdoor, Inc.(1)	5	171
Full House Resorts, Inc.(1)	4	54

Funko, Inc. - Class A(1)	3	65
GameStop Corp. - Class A(1)	5	776
GAN Ltd.(1)	1	5
Garmin Ltd.	35	4,821
Gentherm, Inc.(1)	364	31,592
Global-e Online Ltd.(1)	182	11,559
Golden Entertainment, Inc.(1)	2	110
Golden Nugget Online Gaming, Inc.(1)	5	50
GoPro, Inc. - Class A(1)	16	168
Green Brick Partners, Inc.(1)	1	32
Greenlane Holdings, Inc. - Class A(1)	2	2
Groupon, Inc. - Class A(1)	3	61
GrowGeneration Corp.(1)	7	91
Guess?, Inc.	1	15
H&R Block, Inc.	12	280
Hamilton Beach Brands Holding Co. - Class A(2)	0	5
Hanesbrands, Inc.	17	291
Haverty Furniture Companies, Inc.	1	26
Hayward Holdings, Inc.(1)	403	10,567
Helen of Troy Ltd.(1)	22	5,479
Hibbett, Inc.	2	110
Hilton Grand Vacations, Inc.(1)	11	573
Hilton Worldwide Holdings, Inc.(1)	15	2,334
Hooker Furnishings Corp.(2)	0	4
Houghton Mifflin Harcourt Co.(1)	15	246
Installed Building Products, Inc.	3	420
International Game Technology Plc	13	368
iRobot Corp.(1)	3	201
Jack in the Box, Inc.(2)	0	33
JOANN, Inc.	2	19
Johnson Outdoors, Inc. - Class A(2)	0	35
KB Home	2	85
Kirkland's, Inc.(1)	2	27
Kontoor Brands, Inc.	7	336
Krispy Kreme, Inc.	2	37
Kura Sushi USA, Inc. - Class A(1)	1	42
Latham Group, Inc.(1)	4	100
LCI Industries	3	485
Leslie's, Inc.(1)	1,579	37,357
LGI Homes, Inc.(1)	3	423
Life Time Group Holdings, Inc.(1)	3	46
Lindblad Expeditions Holdings, Inc.(1)	4	59
Liquidity Services, Inc.(1)	3	77
Lithia Motors, Inc. - Class A(2)	0	64
LKQ Corp.	259	15,550
Lordstown Motors Corp. - Class A(1)	1	4
Lovesac Co.(1)	2	109
Lululemon Athletica, Inc.(1)	43	16,861
Lulu's Fashion Lounge Holdings, Inc.(1)	1	6
Malibu Boats, Inc. - Class A(1)	3	178
Marine Products Corp.	1	12
MarineMax, Inc.(1)	1	82
MasterCraft Boat Holdings, Inc.(1)	2	70
Mattel, Inc.(1)	28	611
MDC Holdings, Inc.	2	110
Meritage Homes Corp.(1)	52	6,314

Mister Car Wash, Inc.(1)	5	87
Modine Manufacturing Co.(1)	1	7
Monarch Casino & Resort, Inc.(1)	1	95
Monro, Inc.	3	148
Murphy USA, Inc.	3	605
Nathan's Famous, Inc.(2)	0	12
National Vision Holdings, Inc.(1)	152	7,298
Nautilus, Inc.(1)	1	6
NEOGAMES SA(1)	1	36
Noodles & Co. - Class A(1)	5	45
Nordstrom, Inc.(1)	8	172
NVR, Inc.(1)(2)	0	1,028
Ollie's Bargain Outlet Holdings, Inc.(1)	199	10,187
On Holding AG - Class A(1)	173	6,551
ONE Group Hospitality, Inc.(1)	3	35
OneSpaWorld Holdings Ltd.(1)	3	30
OneWater Marine, Inc. - Class A	1	78
O'Reilly Automotive, Inc.(1)	2	1,170
Overstock.com, Inc.(1)	5	318
Oxford Industries, Inc.(2)	0	17
Papa John's International, Inc.	89	11,908
Party City Holdco, Inc.(1)	14	77
Patrick Industries, Inc.	3	234
Peloton Interactive, Inc. - Class A(1)	22	785
Penn National Gaming, Inc.(1)	1	43
Petco Health & Wellness Co., Inc. - Class A(1)(2)	0	7
PetMed Express, Inc.	2	59
Planet Fitness, Inc. - Class A(1)	302	27,360
PlayAGS, Inc.(1)	3	23
PLBY Group, Inc.(1)	4	96
Polaris, Inc.	3	354
Pool Corp.	14	8,157
Porch Group, Inc.(1)	233	3,632
Portillo's, Inc. - Class A(1)	2	77
PowerSchool Holdings, Inc. - Class A(1)	1	23
PulteGroup, Inc.	6	342
Purple Innovation, Inc. - Class A(1)	7	95
QuantumScape Corp. - Class A(1)	14	315
Quotient Technology, Inc.(1)	11	83
Ralph Lauren Corp. - Class A	37	4,416
RCI Hospitality Holdings, Inc.	1	81
RealReal, Inc.(1)	10	116
Red Robin Gourmet Burgers, Inc.(1)	2	32
Red Rock Resorts, Inc. - Class A	7	412
Regis Corp.(1)	5	9
Rent the Runway, Inc. - Class A(1)	1	10
Rent-A-Center, Inc.	8	371
Revolve Group, Inc. - Class A(1)	218	12,217
RH(1)	1	764
Rocky Brands, Inc.(2)	0	3
Rush Street Interactive, Inc.(1)	7	111
Ruth's Hospitality Group, Inc.(1)	4	82
Sally Beauty Holdings, Inc.(1)	14	260
Scientific Games Corp.(1)	12	812
SeaWorld Entertainment, Inc.(1)	188	12,177
Shake Shack, Inc. - Class A(1)	5	339

Shift Technologies, Inc.(1)	1	5
Shoe Carnival, Inc.	2	82
Shutterstock, Inc.	3	330
Signet Jewelers Ltd.	5	450
Six Flags Entertainment Corp.(1)	2	100
Skechers USA, Inc. - Class A(1)	1	59
Skyline Champion Corp.(1)	275	21,717
Sleep Number Corp.(1)	1	103
Smith & Wesson Brands, Inc.	6	109
Snap One Holdings Corp.(1)	1	18
Solo Brands, Inc. - Class A(1)	1	12
Sonos, Inc.(1)	15	455
Sportsman's Warehouse Holdings, Inc.(1)	6	66
Steven Madden Ltd.	304	14,124
Stitch Fix, Inc. - Class A(1)	10	193
Stoneridge, Inc.(1)(2)	0	9
Stride, Inc.(1)(2)	0	8
Sturm Ruger & Co., Inc.	2	139
Superior Group of Companies, Inc.(2)	0	7
Tapestry, Inc.	2	92
Target Hospitality Corp.(1)	2	8
Taylor Morrison Home Corp. - Class A(1)	2	63
Tempur Sealy International, Inc.	14	681
Tenneco, Inc. - Class A(1)	8	92
Terminix Global Holdings, Inc.(1)	415	18,770
Texas Roadhouse, Inc. - Class A	101	9,039
Thor Industries, Inc.	2	188
Toll Brothers, Inc.	192	13,910
TopBuild Corp.(1)	38	10,411
Torrid Holdings, Inc.(1)(2)	0	4
Tractor Supply Co.	79	18,909
Traeger, Inc.(1)	1	11
Travel + Leisure Co.	5	253
TRI Pointe Homes, Inc.(1)	1	31
Udemy, Inc.(1)(2)	0	7
Ulta Beauty, Inc.(1)	111	45,755
Under Armour, Inc. - Class A(1)	576	12,202
Urban Outfitters, Inc.(1)	6	182
Vail Resorts, Inc.	32	10,613
VF Corp.	17	1,242
Victoria's Secret & Co.(1)	3	189
Visteon Corp.(1)	4	397
Vivint Smart Home, Inc.(1)	4	35
Vroom, Inc.(1)	2	22
Vuzix Corp.(1)	8	67
Warby Parker, Inc. - Class A(1)	76	3,543
Wayfair, Inc. - Class A(1)	37	7,117
Weber, Inc. - Class A	1	9
Wendy's Co.	14	344
Williams-Sonoma, Inc.	5	775
Wingstop, Inc.	103	17,812
Winmark Corp.	14	3,472
Winnebago Industries, Inc.	4	307
Wolverine World Wide, Inc.	10	299
Workhorse Group, Inc.(1)	1	6
WW International, Inc.(1)	2	31

Wyndham Hotels & Resorts, Inc.	5	430
Wynn Resorts Ltd.(1)	9	733
XL Fleet Corp.(1)	1	2
Xometry, Inc. - Class A(1)	1	41
XPEL, Inc.(1)	2	151
Xponential Fitness, Inc. - Class A(1)	1	14
YETI Holdings, Inc.(1)	236	19,516
Yum China Holdings, Inc.	3	134
Yum! Brands, Inc.	2	278

Total Consumer Discretionary		793,111

Consumer Staples – 4.07%
22nd Century Group, Inc.(1)	20	61
AppHarvest, Inc.(1)	9	34
Beauty Health Co.(1)	10	238
BellRing Brands, Inc. - Class A(1)	95	2,700
Beyond Meat, Inc.(1)	4	266
BJ's Wholesale Club Holdings, Inc.(1)	81	5,451
Boston Beer, Inc. - Class A(1)	27	13,516
Brown-Forman Corp. - Class A	2	121
Brown-Forman Corp. - Class B	8	551
Calavo Growers, Inc.	2	91
Celsius Holdings, Inc.(1)	216	16,119
Central Garden & Pet Co. - Class A(1)	1	27
Central Garden & Pet Co. - Class A(1)	2	96
Church & Dwight Co., Inc.	138	14,190
Clorox Co.	154	26,900
Coca-Cola Consolidated, Inc.	1	365
Darling Ingredients, Inc.(1)	1	48
Duckhorn Portfolio, Inc.(1)	3	69
elf Beauty, Inc.(1)	273	9,053
Energizer Holdings, Inc.	9	343
Freshpet, Inc.(1)	251	23,960
Herbalife Nutrition Ltd.(1)	1	52
Hershey Co.	100	19,391
Honest Co., Inc.(1)	8	61
Hormel Foods Corp.	346	16,888
Inter Parfums, Inc.	178	19,051
J&J Snack Foods Corp.	2	289
J.M. Smucker Co.	192	26,093
John B Sanfilippo & Son, Inc.	1	70
Kellogg Co.	9	586
Laird Superfood, Inc.(1)(2)	0	6
Lamb Weston Holdings, Inc.	226	14,303
Lancaster Colony Corp.	2	352
Limoneira Co.	1	8
McCormick & Co., Inc.	251	24,253
MedAvail Holdings, Inc.(1)	1	2
Medifast, Inc.	1	302
MGP Ingredients, Inc.	106	9,038
Mission Produce, Inc.(1)	1	8
National Beverage Corp.	3	137
NewAge, Inc.(1)	9	9
Nu Skin Enterprises, Inc. - Class A	3	142
Olaplex Holdings, Inc.(1)	379	11,038
Performance Food Group Co.(1)	18	804
Pilgrim's Pride Corp.(1)	1	41

PriceSmart, Inc.(2)	0	14
Revlon, Inc. - Class A(1)(2)	0	0
Sanderson Farms, Inc.	2	417
Simply Good Foods Co.(1)	1	25
Sovos Brands, Inc.(1)	1	20
Sprouts Farmers Market, Inc.(1)	6	186
Tattooed Chef, Inc.(1)	6	89
The Andersons, Inc.	2	65
The Chefs' Warehouse, Inc.(1)(2)	0	9
Thorne HealthTech, Inc.(1)	1	6
Turning Point Brands, Inc.	2	71
United Natural Foods, Inc.(1)(2)	0	24
USANA Health Sciences, Inc.(1)	1	151
Utz Brands, Inc.	7	119
Vector Group Ltd.	3	33
Veru, Inc.(1)	5	31
Vita Coco Co., Inc.(1)	1	10
Vital Farms, Inc.(1)	3	59
WD-40 Co.	2	419
Zevia PBC - Class A(1)	1	7

Total Consumer Staples		258,878

Energy – 1.11%
Altus Midstream Co. - Class A(2)	0	2
Antero Resources Corp.(1)	5	81
Arch Resources, Inc.(2)	0	34
Aspen Aerogels, Inc.(1)	3	137
Cactus, Inc. - Class A	7	265
Callon Petroleum Co.(1)	110	5,221
Cameco Corp.	562	12,262
Centennial Resource Development, Inc. - Class A(1)	3	17
ChampionX Corp.(1)	549	11,085
Cheniere Energy, Inc.	19	1,945
Chesapeake Energy Corp.	1	51
Civitas Resources, Inc.	1	38
Continental Resources, Inc.(2)	0	22
Coterra Energy, Inc.	141	2,679
Crescent Energy, Inc. - Class A(1)	4	46
Denbury, Inc.(1)	6	489
Diamondback Energy, Inc.	149	16,022
DMC Global, Inc.(1)	2	91
Dorian LPG Ltd.	1	8
Earthstone Energy, Inc. - Class A(1)(2)	0	5
Energy Fuels, Inc.(1)	17	133
Expro Group Holdings NV(1)	1	14
Falcon Minerals Corp.	4	20
Halliburton Co.	4	89
Hess Corp.	2	118
Kosmos Energy Ltd.(1)	56	194
Laredo Petroleum, Inc.(1)(2)	0	28
Liberty Oilfield Services, Inc. - Class A(1)	4	40
Magnolia Oil & Gas Corp. - Class A	236	4,454
Matador Resources Co.	145	5,360
New Fortress Energy, Inc. - Class A	2	55
NexTier Oilfield Solutions, Inc.(1)	2	8
Oasis Petroleum, Inc.	2	268
Occidental Petroleum Corp.	9	253

Ovintiv, Inc.	2	66
Par Pacific Holdings, Inc.(1)	5	84
Pioneer Natural Resources Co.	26	4,687
Ranger Oil Corp. - Class A(1)	100	2,687
Riley Exploration Permian, Inc.(2)	0	2
Solaris Oilfield Infrastructure, Inc. - Class A	1	7
Southwestern Energy Co.(1)	128	598
Talos Energy, Inc.(1)	1	7
Tellurian, Inc.(1)	46	143
TETRA Technologies, Inc.(1)	11	32
Texas Pacific Land Corp.(2)	0	598
Uranium Energy Corp.(1)	33	109
Ur-Energy, Inc.(1)	20	25

Total Energy		70,579

Financials – 9.49%
Alleghany Corp.(1)(2)	0	80
Ameriprise Financial, Inc.	5	1,537
AMERISAFE, Inc.	68	3,668
Apollo Global Management, Inc. - Class A	19	1,394
Arch Capital Group Ltd.(1)	7	320
Ares Management Corp. - Class A	10	837
Argo Group International Holdings Ltd.	154	8,969
Arthur J. Gallagher & Co.	209	35,461
Artisan Partners Asset Management, Inc. - Class A	7	356
Atlanticus Holdings Corp.(1)	1	44
Axos Financial, Inc.(1)	1	35
Blucora, Inc.(1)	2	38
Blue Foundry Bancorp(1)(2)	0	6
Bridgewater Bancshares, Inc.(1)	1	10
Bright Health Group, Inc.(1)	5	16
Brightsphere Investment Group, Inc.	7	189
Brown & Brown, Inc.	1	83
BRP Group, Inc. - Class A(1)	6	215
Bryn Mawr Bank Corp.	180	8,082
Cadence Bank	3	79
Camden National Corp.	74	3,553
Citizens Financial Group, Inc.	6	289
Coastal Financial Corp.(1)	1	42
Cohen & Steers, Inc.	124	11,514
Columbia Banking System, Inc.	289	9,443
Columbia Financial, Inc.(1)	2	44
Credit Acceptance Corp.(1)(2)	0	34
CrossFirst Bankshares, Inc.(1)	3	50
Cullen/Frost Bankers, Inc.	136	17,196
Curo Group Holdings Corp.	3	44
Customers Bancorp, Inc.(1)	48	3,112
Discover Financial Services	13	1,517
Donnelley Financial Solutions, Inc.(1)(2)	0	13
Douglas Elliman, Inc.(1)	1	16
Eastern Bankshares, Inc.	5	94
eHealth, Inc.(1)	1	25
Erie Indemnity Co. - Class A	1	278
Everest Re Group Ltd.	125	34,288
FactSet Research Systems, Inc.	3	1,292
FB Financial Corp.(2)	0	17
First Financial Bankshares, Inc.	15	781

First Merchants Corp.	202	8,444
First Republic Bank	104	21,558
FirstCash Holdings, Inc.(2)	0	26
Five Star Bancorp	1	18
Focus Financial Partners, Inc. - Class A(1)	192	11,462
GAMCO Investors, Inc. - Class A	1	14
GCM Grosvenor, Inc. - Class A	5	50
Glacier Bancorp, Inc.	2	100
GoHealth, Inc. - Class A(1)	3	11
Goosehead Insurance, Inc. - Class A(2)	0	49
Great Western Bancorp, Inc.	175	5,948
Green Dot Corp. - Class A(1)	53	1,936
Greenhill & Co., Inc.	2	31
Hamilton Lane, Inc. - Class A	4	458
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1	29
Heritage Insurance Holdings, Inc.(2)	0	2
Hingham Institution for Savings(2)	0	4
Houlihan Lokey, Inc. - Class A	129	13,335
Investors Bancorp, Inc.	10	157
Investors Title Co.(2)	0	7
James River Group Holdings Ltd.	1	18
Kearny Financial Corp.	3	35
Kinsale Capital Group, Inc.	38	8,991
Lakeland Financial Corp.(2)	0	16
Lemonade, Inc.(1)(2)	0	12
LendingTree, Inc.(1)	1	178
Lincoln National Corp.	2	151
Live Oak Bancshares, Inc.	4	354
LPL Financial Holdings, Inc.	107	17,088
Luther Burbank Corp.(2)	0	2
Markel Corp.(1)(2)	0	222
MarketAxess Holdings, Inc.	18	7,533
Meta Financial Group, Inc.	1	62
Metrocity Bankshares, Inc.	1	16
Metropolitan Bank Holding Corp.(1)(2)	0	7
Moelis & Co. - Class A	4	272
Morningstar, Inc.	2	590
MSCI, Inc. - Class A	55	33,982
Nasdaq, Inc.	130	27,386
NMI Holdings, Inc. - Class A(1)	1	14
Northern Trust Corp.	163	19,517
Open Lending Corp. - Class A(1)	140	3,144
Origin Bancorp, Inc.	1	26
Pacific Premier Bancorp, Inc.	1	56
PacWest Bancorp	224	10,097
Palomar Holdings, Inc. - Class A(1)	73	4,717
PennyMac Mortgage Investment Trust	2	40
Piper Sandler Companies	29	5,214
PJT Partners, Inc. - Class A	3	185
PRA Group, Inc.(1)	246	12,333
PROG Holdings, Inc.(1)	295	13,325
Prosperity Bancshares, Inc.	187	13,498
Pzena Investment Management, Inc. - Class A	2	21
Raymond James Financial, Inc.	1	77
RBB Bancorp(2)	0	7
Regional Management Corp.(2)	0	25

RenaissanceRe Holdings Ltd.	2	278
RLI Corp.	5	526
Rocket Companies, Inc. - Class A	11	152
Ryan Specialty Group Holdings, Inc. - Class A(1)	240	9,675
Selectquote, Inc.(1)	17	156
ServisFirst Bancshares, Inc.	5	450
Signature Bank	63	20,276
Silvergate Capital Corp. - Class A(1)	53	7,794
SoFi Technologies, Inc.(1)	485	7,673
Southern First Bancshares, Inc.(1)(2)	0	27
StepStone Group, Inc. - Class A	5	211
Sterling Bancorp	1	28
Stock Yards Bancorp, Inc.	1	37
StoneX Group, Inc.(1)(2)	0	13
SVB Financial Group(1)	119	80,516
Synchrony Financial	8	386
Synovus Financial Corp.	1	38
T Rowe Price Group, Inc.	6	1,196
Texas Capital Bancshares, Inc.(1)	2	149
Tradeweb Markets, Inc. - Class A	653	65,357
Triumph Bancorp, Inc.(1)	3	326
Trupanion, Inc.(1)	5	632
UMB Financial Corp.	63	6,665
Upstart Holdings, Inc.(1)	4	562
UWM Holdings Corp.	3	19
Value Line, Inc.(2)	0	4
Veritex Holdings, Inc.	1	31
Virtus Investment Partners, Inc.	1	270
Walker & Dunlop, Inc.	49	7,321
Waterstone Financial, Inc.(2)	0	6
West Bancorporation, Inc.(2)	0	13
Western Alliance Bancorp	4	473
Wintrust Financial Corp.	52	4,731
WisdomTree Investments, Inc.	12	74

Total Financials		603,976

Healthcare – 21.68%
10X Genomics, Inc. - Class A(1)	7	1,026
1Life Healthcare, Inc.(1)	15	260
4D Molecular Therapeutics, Inc.(1)(2)	0	6
9 Meters Biopharma, Inc.(1)	30	29
Abcam Plc - ADR(1)	242	5,692
ABIOMED, Inc.(1)	4	1,297
Absci Corp.(1)	1	9
Acadia Healthcare Co., Inc.(1)	138	8,370
ACADIA Pharmaceuticals, Inc.(1)	15	350
Accelerate Diagnostics, Inc.(1)	4	22
Accolade, Inc.(1)	6	171
Accuray, Inc.(1)	12	58
Aclaris Therapeutics, Inc.(1)	6	91
Acumen Pharmaceuticals, Inc.(1)	1	5
Acutus Medical, Inc.(1)	2	8
Adagio Therapeutics, Inc.(1)	2	11
Adaptive Biotechnologies Corp.(1)	8	221
Addus HomeCare Corp.(1)	1	81
Aduro Bioteech, Inc.(1)(4)	5	16
Aerie Pharmaceuticals, Inc.(1)	5	37

Aerovate Therapeutics, Inc.(1)	1	9
Affimed NV(1)	15	85
Agenus, Inc.(1)	28	91
Agilent Technologies, Inc.	145	23,183
Agiliti, Inc.(1)	3	72
agilon health, Inc.(1)	13	344
AirSculpt Technologies, Inc.(1)	1	10
Akebia Therapeutics, Inc.(1)	10	22
Akero Therapeutics, Inc.(1)	2	50
Akoya Biosciences, Inc.(1)	2	25
Albireo Pharma, Inc.(1)	2	39
Aldeyra Therapeutics, Inc.(1)	6	23
Alector, Inc.(1)	7	155
Align Technology, Inc.(1)	57	37,491
Alignment Healthcare, Inc.(1)	10	140
Aligos Therapeutics, Inc.(1)	3	32
Alkermes Plc(1)	20	472
Allakos, Inc.(1)	4	44
Allogene Therapeutics, Inc.(1)	4	53
Allovir, Inc.(1)	4	47
Alnylam Pharmaceuticals, Inc.(1)	69	11,687
Alpha Teknova, Inc.(1)	1	11
Alphatec Holdings, Inc.(1)	8	95
Alpine Immune Sciences, Inc.(1)	1	18
ALX Oncology Holdings, Inc.(1)	2	47
Amedisys, Inc.(1)	2	372
Amicus Therapeutics, Inc.(1)	33	384
AMN Healthcare Services, Inc.(1)	194	23,677
Amneal Pharmaceuticals, Inc.(1)	13	63
Amphastar Pharmaceuticals, Inc.(1)	1	32
Ampio Pharmaceuticals, Inc.(1)	24	14
Anavex Life Sciences Corp.(1)	8	147
Angion Biomedica Corp.(1)	3	8
Antares Pharma, Inc.(1)	21	76
Apellis Pharmaceuticals, Inc.(1)	122	5,757
Apollo Medical Holdings, Inc.(1)	5	347
Applied Molecular Transport, Inc.(1)	3	44
Applied Therapeutics, Inc.(1)	2	14
Apria, Inc.(1)	1	38
Apyx Medical Corp.(1)	4	54
AquaBounty Technologies, Inc.(1)	2	4
Arbutus Biopharma Corp.(1)	1	3
Arcutis Biotherapeutics, Inc.(1)(2)	0	7
Ardelyx, Inc.(1)	8	8
Arena Pharmaceuticals, Inc.(1)	1	72
Argenx SE - ADR(1)	101	35,273
Arrowhead Pharmaceuticals, Inc.(1)	13	850
Arvinas, Inc.(1)	98	8,043
Ascendis Pharma - ADR(1)	297	39,981
Asensus Surgical, Inc.(1)	8	9
Aspira Women's Health, Inc.(1)	8	15
Atara Biotherapeutics, Inc.(1)	1	13
Atea Pharmaceuticals, Inc.(1)	1	10
Athenex, Inc.(1)	6	8
Athersys, Inc.(1)	24	22
Atossa Therapeutics, Inc.(1)	1	2

AtriCure, Inc.(1)	6	390
Atrion Corp.(2)	0	125
Aura Biosciences, Inc.(1)(2)	0	6
Avalo Therapeutics, Inc.(1)	6	10
Avantor, Inc.(1)	49	2,078
Aveanna Healthcare Holdings, Inc.(1)	5	35
Avid Bioservices, Inc.(1)	7	215
Avidity Biosciences, Inc.(1)	1	20
Avita Medical, Inc.(1)	3	38
Axogen, Inc.(1)	5	44
Axonics, Inc.(1)	47	2,623
Axsome Therapeutics, Inc.(1)	4	135
Beam Therapeutics, Inc.(1)	60	4,748
Berkeley Lights, Inc.(1)	6	113
Beyondspring, Inc.(1)	3	13
Bicycle Therapeutics Plc - ADR(1)	45	2,760
BioAtla, Inc.(1)	2	37
BioCryst Pharmaceuticals, Inc.(1)	2	31
BioDelivery Sciences International, Inc.(1)	11	35
Biodesix, Inc.(1)	1	7
Biohaven Pharmaceutical Holding Co. Ltd.(1)	69	9,520
BioLife Solutions, Inc.(1)	1	48
Biomea Fusion, Inc.(1)	3	20
Bionano Genomics, Inc.(1)	37	110
BioNTech SE - ADR(1)	33	8,555
Bio-Rad Laboratories, Inc. - Class A(1)	26	19,683
Bio-Techne Corp.	90	46,748
Bioventus, Inc. - Class A(1)	3	40
Bioxcel Therapeutics, Inc.(1)	2	46
Blueprint Medicines Corp.(1)	127	13,633
Bridgebio Pharma, Inc.(1)	9	149
Brooklyn ImmunoTherapeutics, Inc.(1)	3	13
Bruker Corp.	8	699
Butterfly Network, Inc.(1)	16	105
C4 Therapeutics, Inc.(1)	5	161
Cardinal Health, Inc.	14	700
Cardiovascular Systems, Inc.(1)	5	96
CareDx, Inc.(1)	6	293
Caribou Biosciences, Inc.(1)	1	21
Cassava Sciences, Inc.(1)	5	208
Castle Biosciences, Inc.(1)	2	107
Catalent, Inc.(1)	422	54,071
Celcuity, Inc.(1)	1	16
Celldex Therapeutics, Inc.(1)	5	176
CEL-SCI Corp.(1)	4	32
Century Therapeutics, Inc.(1)	1	14
Cerevel Therapeutics Holdings, Inc.(1)	5	165
Cerner Corp.	55	5,071
Certara, Inc.(1)	5	145
Cerus Corp.(1)	22	147
Charles River Laboratories International, Inc.(1)	4	1,433
Chemed Corp.(2)	0	168
ChemoCentryx, Inc.(1)(2)	0	16
Chimerix, Inc.(1)	6	40
ChromaDex Corp.(1)	6	21
ClearPoint Neuro, Inc.(1)	3	30

Clene, Inc.(1)	2	7
Clovis Oncology, Inc.(1)	15	40
Codex DNA, Inc.(1)	1	6
Codexis, Inc.(1)	108	3,381
Codiak Biosciences, Inc.(1)	2	24
Cogent Biosciences, Inc.(1)	1	11
Coherus Biosciences, Inc.(1)	8	132
Collegium Pharmaceutical, Inc.(1)	5	84
Community Health Systems, Inc.(1)	14	184
Compass Pathways Plc - ADR(1)	74	1,633
CONMED Corp.	138	19,624
Convey Health Solutions Holdings, Inc.(1)	1	9
Cooper Companies, Inc.	43	17,885
Corcept Therapeutics, Inc.(1)	12	242
CorMedix, Inc.(1)	1	2
Cortexyme, Inc.(1)	3	32
CorVel Corp.(1)	1	230
Crinetics Pharmaceuticals, Inc.(1)	5	141
Cross Country Healthcare, Inc.(1)	1	17
CryoLife, Inc.(1)	4	85
CryoPort, Inc.(1)	104	6,176
Cue Biopharma, Inc.(1)	4	47
Cue Health, Inc.(1)	1	14
Cullinan Oncology, Inc.(1)(2)	0	5
CureVac NV(1)	4	146
Curis, Inc.(1)	10	45
Cutera, Inc.(1)	2	93
CVRx, Inc.(1)	1	11
Cyteir Therapeutics, Inc.(1)	1	7
Cytek Biosciences, Inc.(1)	2	26
Cytokinetics, Inc.(1)	9	423
CytomX Therapeutics, Inc.(1)	7	30
CytoSorbents Corp.(1)	6	23
DaVita, Inc.(1)	4	437
Day One Biopharmaceuticals, Inc.(1)	1	14
Deciphera Pharmaceuticals, Inc.(1)	4	42
Definitive Healthcare Corp. - Class A(1)(2)	0	10
Denali Therapeutics, Inc.(1)	12	514
Dentsply Sirona, Inc.	550	30,685
DermTech, Inc.(1)	88	1,392
Design Therapeutics, Inc.(1)	2	43
DexCom, Inc.(1)	66	35,616
DICE Therapeutics, Inc.(1)	1	26
Durect Corp.(1)	32	32
Dynavax Technologies Corp. - Class A(1)	14	193
Eagle Pharmaceuticals, Inc.(1)	1	34
Eargo, Inc.(1)	4	20
Edgewise Therapeutics, Inc.(1)	5	74
Editas Medicine, Inc. - Class A(1)	114	3,022
Edwards Lifesciences Corp.(1)	309	40,028
Eliem Therapeutics, Inc.(1)	1	6
Enanta Pharmaceuticals, Inc.(1)(2)	0	18
Encompass Health Corp.	5	297
Ensign Group, Inc.	7	553
Entrada Therapeutics, Inc.(1)	1	12
Epizyme, Inc.(1)	11	28

Equillium, Inc.(1)	302	1,134
Erasca, Inc.(1)	2	24
Esperion Therapeutics, Inc.(1)	4	21
Evelo Biosciences, Inc.(1)	4	22
Evolent Health, Inc. - Class A(1)	2	53
Evolus, Inc.(1)	4	25
Evotec SE - ADR(1)	484	11,485
Exact Sciences Corp.(1)	146	11,386
Exagen, Inc.(1)(2)	0	5
Exelixis, Inc.(1)	361	6,605
Fate Therapeutics, Inc.(1)	102	5,992
FibroGen, Inc.(1)	10	142
Figs, Inc. - Class A(1)	2	65
Finch Therapeutics Group, Inc.(1)(2)	0	1
Fluidigm Corp.(1)	1	3
Foghorn Therapeutics, Inc.(1)(2)	0	8
Forian, Inc.(1)	2	22
Forte Biosciences, Inc.(1)	1	3
Fortress Biotech, Inc.(1)	8	21
Fulgent Genetics, Inc.(1)(2)	0	34
G1 Therapeutics, Inc.(1)	3	32
Gemini Therapeutics, Inc. - Class A(1)(2)	0	1
Generation Bio Co.(1)	5	36
Genmab - ADR(1)	567	22,422
Glaukos Corp.(1)	6	253
Global Blood Therapeutics, Inc.(1)	8	230
Globus Medical, Inc. - Class A(1)	162	11,718
Graphite Bio, Inc.(1)	1	15
Greenwich Lifesciences, Inc.(1)(2)	0	11
GT Biopharma, Inc.(1)	2	6
Guardant Health, Inc.(1)	7	732
Haemonetics Corp.(1)	4	229
Halozyme Therapeutics, Inc.(1)	306	12,303
Hanger, Inc.(1)	5	85
Harmony Biosciences Holdings, Inc.(1)	3	122
Harpoon Therapeutics, Inc.(1)	2	17
Harvard Bioscience, Inc.(1)	5	32
Health Catalyst, Inc.(1)	92	3,661
HealthEquity, Inc.(1)	195	8,617
Heron Therapeutics, Inc.(1)	12	106
Heska Corp.(1)	20	3,587
Hologic, Inc.(1)	80	6,119
Hookipa Pharma, Inc.(1)	1	3
Horizon Therapeutics Plc(1)	98	10,596
Humanigen, Inc.(1)	6	21
iCAD, Inc.(1)	3	19
ICON Plc(1)	73	22,748
Icosavax, Inc.(1)	1	22
ICU Medical, Inc.(1)	28	6,581
Ideaya Biosciences, Inc.(1)	1	24
IDEXX Laboratories, Inc.(1)	23	15,179
IGM Biosciences, Inc.(1)	1	29
Ikena Oncology, Inc.(1)(2)	0	5
Illumina, Inc.(1)	7	2,529
Imago Biosciences, Inc.(1)	1	17
Immuneering Corp. - Class A(1)	1	10

ImmunityBio, Inc.(1)	1	5
ImmunoGen, Inc.(1)	14	104
Immunovant, Inc.(1)	3	29
Impel Neuropharma, Inc.(1)(2)	0	3
Inari Medical, Inc.(1)	4	398
Incyte Corp.(1)	13	946
Infinity Pharmaceuticals, Inc.(1)	9	20
InfuSystem Holdings, Inc.(1)	2	36
Inhibrx, Inc.(1)	3	150
Innovage Holding Corp.(1)	2	11
Innoviva, Inc.(1)	1	13
Inogen, Inc.(1)	2	83
Inotiv, Inc.(1)	2	76
Insmed, Inc.(1)	15	405
Inspire Medical Systems, Inc.(1)	88	20,337
Instil Bio, Inc.(1)	3	54
Insulet Corp.(1)	60	15,918
Integra LifeSciences Holdings Corp.(1)	363	24,325
Intellia Therapeutics, Inc.(1)	108	12,746
Intercept Pharmaceuticals, Inc.(1)	3	51
Intersect ENT, Inc.(1)	4	116
Intra-Cellular Therapies, Inc.(1)	9	469
Invitae Corp.(1)	6	99
Ionis Pharmaceuticals, Inc.(1)	11	320
Iovance Biotherapeutics, Inc.(1)	4	68
IQVIA Holdings, Inc.(1)	8	2,177
iRadimed Corp.(1)	1	39
iRhythm Technologies, Inc.(1)	35	4,162
Ironwood Pharmaceuticals, Inc. - Class A(1)	19	218
IsoPlexis Corp.(1)	1	6
IVERIC bio, Inc.(1)	3	51
Janux Therapeutics, Inc.(1)	1	19
Joint Corp.(1)	2	116
Kala Pharmaceuticals, Inc.(1)	4	4
Kaleido BioSciences, Inc.(1)	2	5
KalVista Pharmaceuticals, Inc.(1)	3	35
Karuna Therapeutics, Inc.(1)	31	3,999
Karyopharm Therapeutics, Inc.(1)	9	58
KemPharm, Inc.(1)	2	14
Keros Therapeutics, Inc.(1)	2	115
Kiniksa Pharmaceuticals Ltd. - Class A(1)	2	19
Kinnate Biopharma, Inc.(1)(2)	0	4
Kodiak Sciences, Inc.(1)	4	364
Kronos Bio, Inc.(1)	131	1,779
Krystal Biotech, Inc.(1)	1	55
Kymera Therapeutics, Inc.(1)	116	7,385
Landos Biopharma, Inc.(1)	1	3
Lantheus Holdings, Inc.(1)	1	35
LeMaitre Vascular, Inc.	2	118
Lexicon Pharmaceuticals, Inc.(1)	3	12
LHC Group, Inc.(1)	123	16,833
LifeStance Health Group, Inc.(1)	4	34
Ligand Pharmaceuticals, Inc.(1)	36	5,503
LivaNova Plc(1)	34	2,979
Lyell Immunopharma, Inc.(1)	2	14
MacroGenics, Inc.(1)	7	112

Madrigal Pharmaceuticals, Inc.(1)	1	124
Magenta Therapeutics, Inc.(1)	3	15
MannKind Corp.(1)	3	13
Maravai LifeSciences Holdings, Inc. - Class A(1)	378	15,836
Marinus Pharmaceuticals, Inc.(1)	5	58
Masimo Corp.(1)	87	25,459
MaxCyte, Inc.(1)	7	71
McKesson Corp.	2	446
MEDNAX, Inc.(1)	5	140
Medpace Holdings, Inc.(1)	170	36,967
MEI Pharma, Inc.(1)	13	34
MeiraGTx Holdings Plc(1)(2)	0	6
Meridian Bioscience, Inc.(1)	1	17
Merit Medical Systems, Inc.(1)	6	367
Mersana Therapeutics, Inc.(1)	6	38
Mesa Laboratories, Inc.	46	15,013
Mettler-Toledo International, Inc.(1)	2	3,135
MiMedx Group, Inc.(1)	9	55
Mind Medicine MindMed, Inc.(1)	44	60
Mirati Therapeutics, Inc.(1)	57	8,343
Mirum Pharmaceuticals, Inc.(1)(2)	0	3
ModivCare, Inc.(1)	1	78
Molecular Templates, Inc.(1)	4	18
Molina Healthcare, Inc.(1)	1	223
Monte Rosa Therapeutics, Inc.(1)	1	17
Morphic Holding, Inc.(1)	3	126
Multiplan Corp.(1)	7	33
NanoString Technologies, Inc.(1)	5	225
NantHealth, Inc.(1)	2	2
Natera, Inc.(1)	75	6,983
National Research Corp.	2	73
Neogen Corp.(1)	125	5,656
NeoGenomics, Inc.(1)	272	9,294
Neoleukin Therapeutics, Inc.(1)	1	5
Neurocrine Biosciences, Inc.(1)	8	649
Neuronetics, Inc.(1)	3	12
NeuroPace, Inc.(1)	1	8
Nevro Corp.(1)	44	3,543
NexImmune, Inc.(1)	2	7
NGM Biopharmaceuticals, Inc.(1)(2)	0	6
Novavax, Inc.(1)	6	879
Novocure Ltd.(1)	8	626
Nurix Therapeutics, Inc.(1)	4	106
Nuvalent, Inc. - Class A(1)	1	15
NuVasive, Inc.(1)	74	3,863
Nuvation Bio, Inc.(1)	17	143
Oak Street Health, Inc.(1)	7	246
Ocugen, Inc.(1)	23	104
Ocular Therapeutix, Inc.(1)	10	67
Olema Pharmaceuticals, Inc.(1)	1	14
Omega Therapeutics, Inc.(1)	1	6
Omeros Corp.(1)	7	48
Omnicell, Inc.(1)	148	26,634
OncoCyte Corp.(1)	6	13
Oncternal Therapeutics, Inc.(1)(2)(4)	0	0
Ontrak, Inc.(1)	1	6

Opthea Ltd. - ADR(1)	138	1,039
OptimizeRx Corp.(1)	2	134
Oramed Pharmaceuticals, Inc.(1)	4	53
Organogenesis Holdings, Inc. - Class A(1)	4	41
ORIC Pharmaceuticals, Inc.(1)	162	2,384
Ortho Clinical Diagnostics Holdings Plc(1)	15	323
OrthoPediatrics Corp.(1)	2	103
Outlook Therapeutics, Inc.(1)	11	14
Outset Medical, Inc.(1)	6	273
Owens & Minor, Inc.	8	331
Oyster Point Pharma, Inc.(1)(2)	0	2
Pacific Biosciences of California, Inc.(1)	11	231
Pacira BioSciences, Inc.(1)	102	6,160
Paragon 28, Inc.(1)	1	16
Paratek Pharmaceuticals, Inc.(1)	6	27
Patterson Companies, Inc.	3	85
PAVmed, Inc.(1)	9	22
Pennant Group, Inc.(1)	3	74
Penumbra, Inc.(1)	3	809
PerkinElmer, Inc.	54	10,893
Personalis, Inc.(1)(2)	0	5
PetIQ, Inc. - Class A(1)	4	80
Phathom Pharmaceuticals, Inc.(1)	3	51
Phibro Animal Health Corp. - Class A	3	52
Phreesia, Inc.(1)	6	262
Pliant Therapeutics, Inc.(1)	3	39
PMV Pharmaceuticals, Inc.(1)	105	2,427
Portage Biotech, Inc.(1)(2)	0	1
Praxis Precision Medicines, Inc.(1)(2)	0	5
Precigen, Inc.(1)	10	39
Precision BioSciences, Inc.(1)	6	47
Prelude Therapeutics, Inc.(1)	1	16
Prestige Consumer Healthcare, Inc.(1)	152	9,201
Privia Health Group, Inc.(1)	2	52
PROCEPT BioRobotics Corp.(1)	1	18
Progyny, Inc.(1)	8	411
Prometheus Biosciences, Inc.(1)(2)	0	19
Protagonist Therapeutics, Inc.(1)	6	194
Prothena Corp. Plc(1)	4	175
PTC Therapeutics, Inc.(1)	9	353
Pulmonx Corp.(1)	3	106
Pulse Biosciences, Inc.(1)	2	28
Puma Biotechnology, Inc.(1)	5	14
Pyxis Oncology, Inc.(1)	1	9
Quanterix Corp.(1)	4	163
Quotient Ltd.(1)	9	24
R1 RCM, Inc.(1)	15	389
Radius Health, Inc.(1)	6	42
RadNet, Inc.(1)	6	172
Rain Therapeutics, Inc.(1)	1	16
Rallybio Corp.(1)	1	6
Rapid Micro Biosystems, Inc. - Class A(1)	1	6
RAPT Therapeutics, Inc.(1)	3	98
Reata Pharmaceuticals, Inc. - Class A(1)	3	80
Recursion Pharmaceuticals, Inc. - Class A(1)	10	167
REGENXBIO, Inc.(1)	3	84

Relay Therapeutics, Inc.(1)	326	10,020
Relmada Therapeutics, Inc.(1)	2	46
Reneo Pharmaceuticals, Inc.(1)(2)	0	4
Repligen Corp.(1)	123	32,592
Replimune Group, Inc.(1)	92	2,489
ResMed, Inc.	40	10,506
Retractable Technologies, Inc.(1)	2	14
Revance Therapeutics, Inc.(1)	9	142
REVOLUTION Medicines, Inc.(1)	1	24
Rigel Pharmaceuticals, Inc.(1)	21	56
Rocket Pharmaceuticals, Inc.(1)	5	111
Royalty Pharma Plc - Class A	16	625
Rubius Therapeutics, Inc.(1)	248	2,403
RxSight, Inc.(1)	1	10
Sana Biotechnology, Inc.(1)	10	161
Sangamo Therapeutics, Inc.(1)	13	101
Sarepta Therapeutics, Inc.(1)	51	4,592
Scholar Rock Holding Corp.(1)	122	3,028
Schrodinger, Inc.(1)	6	200
Seagen, Inc.(1)	10	1,511
SeaSpine Holdings Corp.(1)	2	26
Seelos Therapeutics, Inc.(1)	13	20
Seer, Inc. - Class A(1)	2	46
Select Medical Holdings Corp.	14	408
Selecta Biosciences, Inc.(1)	1	4
Senseonics Holdings, Inc.(1)	55	146
Seres Therapeutics, Inc.(1)	9	73
Sesen Bio, Inc.(1)	20	16
Sharps Compliance Corp.(1)	3	19
Shattuck Labs, Inc.(1)	3	22
Shockwave Medical, Inc.(1)	100	17,854
SI-BONE, Inc.(1)	4	89
Sientra, Inc.(1)	6	22
SIGA Technologies, Inc.(1)	7	49
Sight Sciences, Inc.(1)	1	20
Sigilon Therapeutics, Inc.(1)(2)	0	0
Silk Road Medical, Inc.(1)	4	183
Simulations Plus, Inc.	2	90
Singular Genomics Systems, Inc.(1)	1	10
SOC Telemed, Inc. - Class A(1)	6	8
Sorrento Therapeutics, Inc.(1)	34	158
Sotera Health Co.(1)	8	198
Spectrum Pharmaceuticals, Inc.(1)	21	26
Spero Therapeutics, Inc.(1)	3	45
SpringWorks Therapeutics, Inc.(1)	335	20,771
STAAR Surgical Co.(1)	6	549
Stereotaxis, Inc.(1)	6	38
STERIS Plc	105	25,591
Stoke Therapeutics, Inc.(1)	2	58
Summit Therapeutics, Inc.(1)	3	9
Supernus Pharmaceuticals, Inc.(1)	140	4,096
Surgery Partners, Inc.(1)	149	7,933
Surmodics, Inc.(1)	2	83
Sutro Biopharma, Inc.(1)(2)	0	6
Syndax Pharmaceuticals, Inc.(1)	1	28
Syneos Health, Inc. - Class A(1)	1	118

Syros Pharmaceuticals, Inc.(1)	3	10
Tabula Rasa HealthCare, Inc.(1)	3	42
Tactile Systems Technology, Inc.(1)	2	45
Talaris Therapeutics, Inc.(1)	2	28
Tandem Diabetes Care, Inc.(1)	261	39,285
Tarsus Pharmaceuticals, Inc.(1)	1	22
Taysha Gene Therapies, Inc.(1)	2	25
Teleflex, Inc.	1	230
Tenaya Therapeutics, Inc.(1)	1	20
Tenet Healthcare Corp.(1)	2	131
Terns Pharmaceuticals, Inc.(1)	1	9
TG Therapeutics, Inc.(1)	16	309
TherapeuticsMD, Inc.(1)	51	18
Theravance Biopharma, Inc.(1)	7	77
Theseus Pharmaceuticals, Inc.(1)	1	11
Tivity Health, Inc.(1)	3	90
TransMedics Group, Inc.(1)	3	62
Travere Therapeutics, Inc. - Class Preferre(1)(2)	0	14
Treace Medical Concepts, Inc.(1)	4	70
Trevena, Inc.(1)	6	4
Turning Point Therapeutics, Inc.(1)	1	30
Twist Bioscience Corp.(1)	52	3,999
Tyra Biosciences, Inc.(1)	1	13
Ultragenyx Pharmaceutical, Inc.(1)	4	332
UroGen Pharma Ltd.(1)	2	17
US Physical Therapy, Inc.	2	153
Utah Medical Products, Inc.(2)	0	3
Vapotherm, Inc.(1)	3	61
Varex Imaging Corp.(1)	1	19
Vaxart, Inc.(1)	15	91
Vaxcyte, Inc.(1)	2	38
VBI Vaccines, Inc.(1)	21	49
Veeva Systems, Inc. - Class A(1)	244	62,380
Ventyx Biosciences, Inc.(1)	1	15
Vera Therapeutics, Inc. - Class A(1)	1	23
Verastem, Inc.(1)	21	44
Vericel Corp.(1)	144	5,666
Verrica Pharmaceuticals, Inc.(1)	2	17
Verve Therapeutics, Inc.(1)	1	42
Viemed Healthcare, Inc.(1)	1	3
ViewRay, Inc.(1)	18	97
Vincerx Pharma, Inc.(1)	2	22
Vir Biotechnology, Inc.(1)	8	319
Viracta Therapeutics, Inc.(1)	1	3
VistaGen Therapeutics, Inc.(1)	19	37
Vocera Communications, Inc.(1)	95	6,181
Vor BioPharma, Inc.(1)(2)	0	3
Waters Corp.(1)	103	38,379
WaVe Life Sciences Ltd.(1)	5	17
Werewolf Therapeutics, Inc.(1)	2	27
West Pharmaceutical Services, Inc.	70	32,917
Xencor, Inc.(1)	7	286
Xilio Therapeutics, Inc.(1)	1	11
XOMA Corp.(1)(2)	0	1
Y-mAbs Therapeutics, Inc.(1)	4	71
Zentalis Pharmaceuticals, Inc.(1)	5	390

ZIOPHARM Oncology, Inc.(1)	25	27
Zynex, Inc.(1)	2	23

Total Healthcare		1,378,991

Industrials – 15.54%
AAON, Inc.	5	417
Acuity Brands, Inc.	57	12,014
Advanced Drainage Systems, Inc.	131	17,894
Advent Technologies Holdings, Inc.(1)	2	11
Aerojet Rocketdyne Holdings, Inc.	7	350
Aerovironment, Inc.(1)	3	179
AGCO Corp.	1	61
AgEagle Aerial Systems, Inc.(1)	5	8
Alamo Group, Inc.	1	161
Albany International Corp. - Class A	116	10,286
Allegiant Travel Co. - Class A(1)	2	365
Allegion Plc	6	737
Allied Motion Technologies, Inc.	1	55
Allison Transmission Holdings, Inc.	6	232
Alta Equipment Group, Inc.(1)(2)	0	7
Altra Industrial Motion Corp.	245	12,618
Ameresco, Inc. - Class A(1)	67	5,419
AMETEK, Inc.	288	42,346
Applied Industrial Technologies, Inc.	5	493
Arcosa, Inc.	102	5,352
Aris Water Solution, Inc. - Class A(1)	1	13
Armstrong World Industries, Inc.	2	223
Array Technologies, Inc.(1)	4	63
ASGN, Inc.(1)	6	706
Atkore, Inc.(1)	6	643
Atlas Technical Consultants, Inc.(1)(2)	0	2
Axon Enterprise, Inc.(1)	97	15,265
AZEK Co., Inc. - Class A(1)	177	8,166
Babcock & Wilcox Enterprises, Inc.(1)	2	17
Beacon Roofing Supply, Inc.(1)	148	8,488
Beam Global(1)	1	20
Blink Charging Co.(1)	5	122
Bloom Energy Corp. - Class A(1)	18	397
Blue Bird Corp.(1)	1	19
BlueLinx Holdings, Inc.(1)	1	115
Boise Cascade Co.	1	79
Booz Allen Hamilton Holding Corp. - Class A	11	920
Brink's Co.	6	396
BWX Technologies, Inc.	6	269
Byrna Technologies, Inc.(1)	2	31
Cadre Holdings, Inc.(2)	0	9
Carlisle Companies, Inc.	2	397
Carrier Global Corp.	33	1,799
Casella Waste Systems, Inc. - Class A(1)	6	483
CH Robinson Worldwide, Inc.	2	223
Chart Industries, Inc.(1)	72	11,423
Cimpress Plc(1)	2	155
Cintas Corp.	7	2,967
CIRCOR International, Inc.(1)	2	61
Clarivate Plc(1)	847	19,912
Comfort Systems USA, Inc.	5	446
Commercial Vehicle Group, Inc.(1)	1	11

Construction Partners, Inc. - Class A(1)	4	107
Copart, Inc.(1)	17	2,593
Core & Main, Inc. - Class A(1)	544	16,491
Cornerstone Building Brands, Inc.(1)	7	123
CoStar Group, Inc.(1)	290	22,934
CRA International, Inc.	1	74
CSW Industrials, Inc.	2	227
Custom Truck One Source, Inc.(1)	2	15
Daseke, Inc.(1)	5	51
Delta Air Lines, Inc.(1)	52	2,035
Desktop Metal, Inc. - Class A(1)	15	75
Donaldson Co., Inc.	1	82
Douglas Dynamics, Inc.	3	111
Dycom Industries, Inc.(1)	3	282
EMCOR Group, Inc.	1	88
Energy Recovery, Inc.(1)	5	113
Enerpac Tool Group Corp. - Class A	8	154
EnerSys	1	46
Eos Energy Enterprises, Inc.(1)	5	40
Equifax, Inc.	4	1,104
ESCO Technologies, Inc.(2)	0	24
EVI Industries, Inc.(1)	1	20
Evoqua Water Technologies Corp.(1)	231	10,815
Expeditors International of Washington, Inc.	10	1,343
Exponent, Inc.	98	11,458
Fastenal Co.	41	2,657
Federal Signal Corp.	8	329
First Advantage Corp.(1)	6	119
Fluence Energy, Inc. - Class A(1)	1	37
Forrester Research, Inc.(1)	1	82
Fortive Corp.	912	69,610
Fortune Brands Home & Security, Inc.	3	301
Forward Air Corp.	3	405
Franklin Covey Co.(1)	2	71
Franklin Electric Co., Inc.	6	549
Frontier Group Holdings, Inc.(1)	5	62
FTC Solar, Inc.(1)	3	21
FuelCell Energy, Inc.(1)	36	186
Generac Holdings, Inc.(1)	174	61,176
Gibraltar Industries, Inc.(1)	1	78
Global Industrial Co.	1	54
Gorman-Rupp Co.	1	25
Graco, Inc.	198	16,003
GrafTech International Ltd.	22	263
GXO Logistics, Inc.(1)	169	15,305
H&E Equipment Services, Inc.	4	180
Harsco Corp.(1)	4	72
Healthcare Services Group, Inc.	5	89
HEICO Corp.	1	174
HEICO Corp. - Class A	50	6,425
Heidrick & Struggles International, Inc.	1	46
Helios Technologies, Inc.	4	430
Herc Holdings, Inc.	35	5,505
Heritage-Crystal Clean, Inc.(1)	1	23
Hertz Global Holdings, Inc.(1)	251	6,279
Hillenbrand, Inc.	5	259

HireQuest, Inc.	1	11
HireRight Holdings Corp.(1)	1	19
HNI Corp.	1	38
Howmet Aerospace, Inc.	2	77
Huron Consulting Group, Inc.(1)(2)	0	15
Hydrofarm Holdings Group, Inc.(1)	5	141
Hyliion Holdings Corp.(1)	3	17
HyreCar, Inc.(1)	2	10
IAA, Inc.(1)	77	3,920
IDEX Corp.	82	19,378
IES Holdings, Inc.(1)	1	52
Infrastructure & Energy Alternatives, Inc.(1)	1	13
Ingersoll Rand, Inc.	588	36,384
Insperity, Inc.	5	539
Insteel Industries, Inc.(2)	0	8
Interface, Inc. - Class A	2	27
ITT, Inc.	73	7,455
JB Hunt Transport Services, Inc.	26	5,321
JELD-WEN Holding, Inc.(1)	5	120
John Bean Technologies Corp.	42	6,462
Kadant, Inc.	1	336
Karat Packaging, Inc.(1)	1	11
KBR, Inc.	16	747
Kforce, Inc.	3	193
Knight-Swift Transportation Holdings, Inc. - Class A	98	5,957
Kornit Digital Ltd.(1)	193	29,439
Kratos Defense & Security Solutions, Inc.(1)	160	3,095
Landstar System, Inc.	43	7,617
Lawson Products, Inc.(1)	1	29
Legalzoom.com, Inc.(1)	1	13
Lincoln Electric Holdings, Inc.	5	651
Lindsay Corp.	1	190
Luxfer Holdings Plc	1	28
Lyft, Inc. - Class A(1)	366	15,661
Masonite International Corp.(1)	3	351
McGrath RentCorp	2	165
Meritor, Inc.(1)	7	183
Middleby Corp.(1)	69	13,654
Miller Industries, Inc.(2)	0	1
Montrose Environmental Group, Inc.(1)	3	231
MSA Safety, Inc.	1	127
MSC Industrial Direct Co., Inc. - Class A	126	10,590
Mueller Industries, Inc.	3	164
Mueller Water Products, Inc. - Class A	1	19
MYR Group, Inc.(1)	2	172
Nikola Corp.(1)	29	287
Nordson Corp.	135	34,406
NV5 Global, Inc.(1)(2)	0	54
Old Dominion Freight Line, Inc.	37	13,208
Omega Flex, Inc.(2)	0	51
PAE, Inc.(1)	9	87
PAM Transportation Services, Inc.(1)(2)	0	6
Parker-Hannifin Corp.	2	554
PGT Innovations, Inc.(1)	3	78
Pitney Bowes, Inc.	6	40
Plug Power, Inc.(1)	42	1,177

Primoris Services Corp.	212	5,080
Proto Labs, Inc.(1)	1	28
Quanta Services, Inc.	54	6,204
RBC Bearings, Inc.(1)	110	22,163
Regal Rexnord Corp.	84	14,312
Resideo Technologies, Inc.(1)	2	54
REV Group, Inc.	1	7
Robert Half International, Inc.	8	864
Rockwell Automation, Inc.	90	31,394
Rollins, Inc.	17	587
Romeo Power, Inc.(1)	12	45
Saia, Inc.(1)	28	9,409
Shoals Technologies Group, Inc. - Class A(1)	157	3,810
Shyft Group, Inc.	4	217
Simpson Manufacturing Co., Inc.	124	17,270
SiteOne Landscape Supply, Inc.(1)	49	11,770
SP Plus Corp.(1)	3	87
Spirit AeroSystems Holdings, Inc. - Class A	2	105
SPX Corp.(1)	5	277
SPX FLOW, Inc.	47	4,046
Stem, Inc.(1)	14	271
Sterling Check Corp.(1)	1	17
Sterling Construction Co., Inc.(1)	1	18
Sun Country Airlines Holdings, Inc.(1)	4	108
Tennant Co.	2	192
Terex Corp.	9	376
Tetra Tech, Inc.	70	11,877
Textainer Group Holdings Ltd.	1	33
Titan International, Inc.(1)	1	11
Toro Co.	279	27,894
TPI Composites, Inc.(1)	4	65
Trane Technologies Plc	10	1,924
Transcat, Inc.(1)	1	83
TransDigm Group, Inc.(1)	1	771
TransUnion	217	25,702
Trex Co., Inc.(1)	154	20,746
TriNet Group, Inc.(1)	5	484
Triton International Ltd.	103	6,195
TuSimple Holdings, Inc. - Class A(1)	1	44
UFP Industries, Inc.	7	635
UniFirst Corp.	37	7,722
United Rentals, Inc.(1)	37	12,181
Universal Logistics Holdings, Inc.	1	14
Upwork, Inc.(1)	15	511
US Ecology, Inc.(1)	1	16
Verisk Analytics, Inc. - Class A	119	27,314
Vertiv Holdings Co. - Class A	26	654
Viad Corp.(1)	3	111
Vicor Corp.(1)	167	21,182
Virgin Galactic Holdings, Inc.(1)	13	177
Wabash National Corp.	1	11
Watsco, Inc.	42	13,000
Watts Water Technologies, Inc. - Class A	2	387
Welbilt, Inc.(1)	16	390
Werner Enterprises, Inc.	1	53
WESCO International, Inc.(1)	1	129

Willdan Group, Inc.(1)	1	41
Willis Lease Finance Corp.(1)(2)	0	1
WillScot Mobile Mini Holdings Corp. - Class A(1)	408	16,654
WW Grainger, Inc.	3	1,610
XPO Logistics, Inc.(1)	7	523
Xylem, Inc.	10	1,153
Yellow Corp.(1)(2)	0	6
Zurn Water Solutions Corp.	8	292

Total Industrials		988,951

Information Technology – 26.95%
3D Systems Corp.(1)	14	308
8x8, Inc.(1)	14	241
908 Devices, Inc.(1)	2	60
A10 Networks, Inc.	6	107
ACI Worldwide, Inc.(1)	151	5,224
ADTRAN, Inc.(2)	0	10
Advanced Energy Industries, Inc.	120	10,950
Agilysys, Inc.(1)	2	106
Akamai Technologies, Inc.(1)	133	15,566
Akoustis Technologies, Inc.(1)	7	44
Alarm.com Holdings, Inc.(1)	6	503
Alkami Technology, Inc.(1)	3	66
Allegro MicroSystems, Inc.(1)	3	119
Alpha & Omega Semiconductor Ltd.(1)	2	129
Altair Engineering, Inc. - Class A(1)	122	9,450
Alteryx, Inc. - Class A(1)	5	288
Ambarella, Inc.(1)	189	38,387
American Software, Inc. - Class A	216	5,661
Amkor Technology, Inc.	3	70
Amphenol Corp. - Class A	34	2,974
Anaplan, Inc.(1)	426	19,512
ANSYS, Inc.(1)	15	6,002
Appfolio, Inc. - Class A(1)	2	294
Appian Corp. - Class A(1)	5	326
Arista Networks, Inc.(1)	209	30,109
Arlo Technologies, Inc.(1)	11	114
Arteris, Inc.(1)(2)	0	8
Asana, Inc. - Class A(1)	421	31,407
Aspen Technology, Inc.(1)	31	4,729
Atlassian Corp. Plc - Class A(1)	123	46,925
Atomera, Inc.(1)	3	55
Avalara, Inc.(1)	7	901
Avaya Holdings Corp.(1)	702	13,896
Avid Technology, Inc.(1)	5	152
AvidXchange Holdings, Inc.(1)	3	40
Axcelis Technologies, Inc.(1)	144	10,721
Azenta, Inc.	179	18,484
Badger Meter, Inc.	4	394
Benefitfocus, Inc.(1)	2	23
Bentley Systems, Inc. - Class B	11	543
BigCommerce Holdings, Inc.(1)	264	9,324
Bill.com Holdings, Inc.(1)	128	31,830
Blackbaud, Inc.(1)	6	475
Blackline, Inc.(1)	7	717
Bottomline Technologies DE, Inc.(1)	1	54
Box, Inc. - Class A(1)	18	459

Brightcove, Inc.(1)	5	55
Broadridge Financial Solutions, Inc.	9	1,564
BTRS Holdings, Inc. - Class A(1)	8	63
C3.ai, Inc. - Class A(1)	1	39
Cadence Design Systems, Inc.(1)	91	16,990
CalAmp Corp.(1)	5	33
Calix, Inc.(1)	380	30,351
Cambium Networks Corp.(1)	1	34
Cantaloupe, Inc.(1)	8	68
Casa Systems, Inc.(1)	4	21
Cass Information Systems, Inc.(2)	0	13
CDK Global, Inc.	2	68
CDW Corp.	11	2,261
Cerence, Inc.(1)	5	369
Ceridian HCM Holding, Inc.(1)	251	26,225
CEVA, Inc.(1)	3	124
ChannelAdvisor Corp.(1)	3	63
Ciena Corp.(1)	80	6,134
Citrix Systems, Inc.	4	340
Clearfield, Inc.(1)	1	118
Cloudflare, Inc. - Class A(1)	20	2,621
CMC Materials, Inc.	41	7,910
Cognex Corp.	221	17,221
Coherent, Inc.(1)	2	476
Cohu, Inc.(1)	5	199
CommScope Holding Co., Inc.(1)	16	179
CommVault Systems, Inc.(1)	6	396
Consensus Cloud Solutions, Inc.(1)	2	117
CoreCard Corp.(1)	1	38
Corning, Inc.	21	780
Corsair Gaming, Inc.(1)	4	76
Couchbase, Inc.(1)	1	22
Coupa Software, Inc.(1)	25	3,962
Crowdstrike Holdings, Inc. - Class A(1)	16	3,299
CS Disco, Inc.(1)(2)	0	15
CSG Systems International, Inc.	2	115
CTS Corp.	1	32
CyberArk Software Ltd.(1)	76	13,095
Datadog, Inc. - Class A(1)	204	36,396
Diebold Nixdorf, Inc.(1)	10	90
Digimarc Corp.(1)	2	66
Digital Turbine, Inc.(1)	11	701
DigitalOcean Holdings, Inc.(1)	142	11,421
Diodes, Inc.(1)	4	469
DocuSign, Inc. - Class A(1)	26	4,003
Domo, Inc. - Class B(1)	4	174
DoubleVerify Holdings, Inc.(1)	4	147
Dropbox, Inc. - Class A(1)	24	594
Duck Creek Technologies, Inc.(1)	340	10,232
Dynatrace, Inc.(1)	15	911
DZS, Inc.(1)	1	14
Eastman Kodak Co.(1)	5	24
eGain Corp.(1)	1	11
Elastic NV(1)	6	736
EMCORE Corp.(1)	1	5
Endava Plc - ADR(1)	160	26,902

Enfusion, Inc. - Class A(1)	2	43
EngageSmart, Inc.(1)	2	37
Enphase Energy, Inc.(1)	110	20,064
Entegris, Inc.	157	21,773
Envestnet, Inc.(1)	104	8,244
EPAM Systems, Inc.(1)	17	11,285
Euronet Worldwide, Inc.(1)	3	354
Everbridge, Inc.(1)	30	2,024
EverCommerce, Inc.(1)	2	25
EVERTEC, Inc.	8	380
Evo Payments, Inc. - Class A(1)	6	153
ExlService Holdings, Inc.(1)	112	16,194
Extreme Networks, Inc.(1)	16	252
Fabrinet(1)	4	478
Fair Isaac Corp.(1)	2	937
FARO Technologies, Inc.(1)	1	82
Five9, Inc.(1)	51	6,949
FleetCor Technologies, Inc.(1)	1	332
Flywire Corp.(1)	7	253
FormFactor, Inc.(1)	8	388
Fortinet, Inc.(1)	34	12,043
Gartner, Inc.(1)	7	2,179
Genpact Ltd.	1	46
Global Payments, Inc.	247	33,436
GLOBALFOUNDRIES, Inc.(1)	2	146
Globant SA(1)	92	29,028
GoDaddy, Inc. - Class A(1)	1	118
GreenBox POS(1)	3	12
Grid Dynamics Holdings, Inc.(1)	6	216
Guidewire Software, Inc.(1)	43	4,908
Hackett Group, Inc.	3	55
Harmonic, Inc.(1)	2	24
HP, Inc.	33	1,228
HubSpot, Inc.(1)	104	68,658
I3 Verticals, Inc. - Class A(1)	3	61
IBEX Holdings Ltd.(1)	1	9
Ichor Holdings Ltd.(1)	2	104
Identiv, Inc.(1)	3	73
II-VI, Inc.(1)	12	846
Impinj, Inc.(1)	2	212
Infinera Corp.(1)	23	221
Informatica, Inc. - Class A(1)	2	69
Inseego Corp.(1)	2	12
Insight Enterprises, Inc.(1)	2	171
Instructure Holdings, Inc.(1)(2)	0	7
Intapp, Inc.(1)	1	24
InterDigital, Inc.	2	116
International Money Express, Inc.(1)	4	66
IPG Photonics Corp.(1)	15	2,662
Iteris, Inc.(1)	6	25
Itron, Inc.(1)	5	328
Jabil, Inc.	9	665
Jack Henry & Associates, Inc.	2	262
Jamf Holding Corp.(1)	101	3,832
JFrog Ltd.(1)	7	202
Kaltura, Inc.(1)	1	4

Keysight Technologies, Inc.(1)	7	1,369
Kimball Electronics, Inc.(1)(2)	0	4
Kopin Corp.(1)	9	39
Kulicke & Soffa Industries, Inc.	8	471
Lattice Semiconductor Corp.(1)	766	59,042
Littelfuse, Inc.	21	6,468
LivePerson, Inc.(1)	8	300
Luna Innovations, Inc.(1)	4	31
MACOM Technology Solutions Holdings, Inc.(1)	196	15,329
Mandiant, Inc.(1)	265	4,641
Manhattan Associates, Inc.(1)	91	14,131
Marathon Digital Holdings, Inc.(1)	1	21
Marqeta, Inc. - Class A(1)	127	2,174
MAXIMUS, Inc.	8	620
MaxLinear, Inc. - Class A(1)	216	16,264
McAfee Corp. - Class A	5	128
MeridianLink, Inc.(1)	1	26
Meta Materials, Inc.(1)	25	61
Microchip Technology, Inc.	127	11,037
MicroStrategy, Inc. - Class A(1)	1	584
MicroVision, Inc.(1)	21	106
Mimecast Ltd.(1)	8	613
Mitek Systems, Inc.(1)	6	98
MKS Instruments, Inc.	4	662
Model N, Inc.(1)	4	130
Momentive Global, Inc.(1)	16	344
Monday.com Ltd.(1)	32	9,918
MongoDB, Inc. - Class A(1)	42	22,204
Monolithic Power Systems, Inc.	35	17,119
Napco Security Technologies, Inc.(1)	2	88
National Instruments Corp.	260	11,336
nCino, Inc.(1)	79	4,317
NCR Corp.(1)	4	144
NetApp, Inc.	12	1,106
New Relic, Inc.(1)	4	470
Nice Ltd. - ADR(1)	23	7,128
nLight, Inc.(1)	6	133
NortonLifeLock, Inc.	12	308
Novanta, Inc.(1)	4	781
Nuance Communications, Inc.(1)	9	488
Nutanix, Inc. - Class A(1)	594	18,930
NVE Corp.	1	41
Okta, Inc. - Class A(1)	106	23,725
ON Semiconductor Corp.(1)	652	44,306
ON24, Inc.(1)	2	38
OneSpan, Inc.(1)	5	82
Onto Innovation, Inc.(1)	141	14,320
OSI Systems, Inc.(1)(2)	0	19
Ouster, Inc.(1)	20	102
PagerDuty, Inc.(1)	10	359
Palantir Technologies, Inc. - Class A(1)	136	2,474
Palo Alto Networks, Inc.(1)	86	47,869
PAR Technology Corp.(1)	3	169
Paya Holdings, Inc. - Class A(1)	351	2,228
Paychex, Inc.	23	3,124
Paycom Software, Inc.(1)	4	1,716

Paycor HCM, Inc.(1)	2	51
Paylocity Holding Corp.(1)	3	756
Paymentus Holdings, Inc. - Class A(1)	102	3,563
Pegasystems, Inc.	3	351
Perficient, Inc.(1)	4	527
Plantronics, Inc.(1)	2	65
Plexus Corp.(1)	3	301
Power Integrations, Inc.	69	6,446
Priority Technology Holdings, Inc.(1)	1	8
Procore Technologies, Inc.(1)	3	280
Progress Software Corp.	6	269
PROS Holdings, Inc.(1)	93	3,224
PTC, Inc.(1)	57	6,900
Pure Storage, Inc. - Class A(1)	974	31,714
Q2 Holdings, Inc.(1)	105	8,353
Qualys, Inc.(1)	104	14,298
Rackspace Technology, Inc.(1)	5	69
Rapid7, Inc.(1)	57	6,652
Rekor Systems, Inc.(1)	3	17
Remitly Global, Inc.(1)	1	26
Repay Holdings Corp. - Class A(1)	5	87
Rimini Street, Inc.(1)	5	33
RingCentral, Inc. - Class A(1)	26	4,945
Riot Blockchain, Inc.(1)	11	249
Rogers Corp.(1)	2	569
Sabre Corp.(1)	27	231
Sailpoint Technologies Holdings, Inc.(1)	12	561
Sapiens International Corp. NV	4	137
Semtech Corp.(1)	117	10,434
Shift4 Payments, Inc. - Class A(1)	3	203
ShotSpotter, Inc.(1)	1	35
Silicon Laboratories, Inc.(1)	124	25,551
SiTime Corp.(1)	86	25,265
SkyWater Technology, Inc.(1)	1	14
Skyworks Solutions, Inc.	6	985
SMART Global Holdings, Inc.(1)	2	160
Smartsheet, Inc. - Class A(1)	265	20,488
Splunk, Inc.(1)	13	1,523
Sprout Social, Inc. - Class A(1)	6	516
SPS Commerce, Inc.(1)	123	17,531
StoneCo Ltd. - Class A(1)	17	288
Stronghold Digital Mining, Inc. - Class A(1)	1	9
Sumo Logic, Inc.(1)	11	148
SunPower Corp. - Class A(1)	8	169
Switch, Inc. - Class A	9	265
Synaptics, Inc.(1)	39	11,361
Synopsys, Inc.(1)	128	47,302
Teledyne Technologies, Inc.(1)	49	21,566
Telos Corp.(1)	174	2,681
Tenable Holdings, Inc.(1)	12	640
Teradata Corp.(1)	8	325
Teradyne, Inc.	13	2,181
Thoughtworks Holding, Inc.(1)	1	29
Toast, Inc. - Class A(1)	220	7,619
Trade Desk, Inc. - Class A(1)	36	3,253
Trimble, Inc.(1)	334	29,120

TTEC Holdings, Inc.	2	210
Tucows, Inc. - Class A(1)	1	102
Turtle Beach Corp.(1)	2	37
Tyler Technologies, Inc.(1)	47	25,294
Ubiquiti, Inc.(2)	0	153
Ultra Clean Holdings, Inc.(1)	6	319
Unisys Corp.(1)	7	134
Unity Software, Inc.(1)	35	5,063
Universal Display Corp.	4	582
Upland Software, Inc.(1)	4	67
Varonis Systems, Inc. - Class B(1)	310	15,119
Velodyne Lidar, Inc.(1)	9	44
Veritone, Inc.(1)	4	83
Verra Mobility Corp. - Class A(1)	19	287
Viant Technology, Inc. - Class A(1)	2	16
Viavi Solutions, Inc.(1)	27	472
Vishay Intertechnology, Inc.	3	56
Vonage Holdings Corp.(1)	31	635
Vontier Corp.	7	229
Weave Communications, Inc.(1)(2)	0	7
Western Union Co.	8	147
WEX, Inc.(1)	36	5,007
Wix.com Ltd.(1)	29	4,631
WNS Holdings Ltd. - ADR(1)	81	7,151
Wolfspeed, Inc.(1)	85	9,448
Workday, Inc. - Class A(1)	137	37,426
Workiva, Inc. - Class A(1)	5	707
Xilinx, Inc.	20	4,260
Yext, Inc.(1)	14	138
Zebra Technologies Corp. - Class A(1)	4	2,582
Zendesk, Inc.(1)	226	23,538
Zscaler, Inc.(1)	254	81,695
Zuora, Inc. - Class A(1)	14	266

Total Information Technology		1,714,437

Materials – 2.35%
Albemarle Corp.	55	12,940
Allegheny Technologies, Inc.(1)	10	154
American Vanguard Corp.	1	13
Amyris, Inc.(1)	2	12
AptarGroup, Inc.	184	22,555
Avery Dennison Corp.	4	775
Avient Corp.	1	66
Axalta Coating Systems Ltd.(1)	3	102
Balchem Corp.	29	4,940
Ball Corp.	188	18,141
Berry Global Group, Inc.(1)	97	7,121
Cabot Corp.	7	401
Celanese Corp. - Class A	3	542
Century Aluminum Co.(1)(2)	0	6
CF Industries Holdings, Inc.	84	5,935
Chase Corp.	61	6,055
Chemours Co.	7	225
Coeur Mining, Inc.(1)	22	110
Compass Minerals International, Inc.	4	224
Crown Holdings, Inc.	1	137
Danimer Scientific, Inc.(1)	11	96

Diversey Holdings Ltd.(1)	5	61
Ferro Corp.(1)	9	192
FMC Corp.	3	287
Forterra, Inc.(1)	4	90
Gatos Silver, Inc.(1)	5	50
Graphic Packaging Holding Co.	570	11,121
Greif, Inc. - Class A	1	34
Greif, Inc. - Class B(2)	0	5
Hawkins, Inc.	2	64
HB Fuller Co.	1	92
Hecla Mining Co.	19	102
Ingevity Corp.(1)	106	7,599
Innospec, Inc.	97	8,799
Kaiser Aluminum Corp.(2)	0	22
Kronos Worldwide, Inc.(2)	0	7
Livent Corp.(1)	21	500
Louisiana-Pacific Corp.	1	42
LyondellBasell Industries NV - Class A	3	238
Marrone Bio Innovations, Inc.(1)	11	8
Materion Corp.	1	88
MP Materials Corp.(1)	290	13,189
Myers Industries, Inc.	2	46
Novagold Resources, Inc.(1)	30	207
O-I Glass, Inc.(1)	20	241
Olin Corp.	1	55
Orion Engineered Carbons SA(1)	8	141
Perpetua Resources Corp.(1)	5	22
PolyMet Mining Corp.(1)	1	3
PPG Industries, Inc.	8	1,403
PureCycle Technologies, Inc.(1)	7	64
Quaker Chemical Corp.	2	390
Ranpak Holdings Corp. - Class A(1)	1	33
RPM International, Inc.	6	612
Ryerson Holding Corp.	1	33
Schnitzer Steel Industries, Inc. - Class A(2)	0	14
Scotts Miracle-Gro Co.	3	544
Sealed Air Corp.	7	446
Sensient Technologies Corp.	3	276
Steel Dynamics, Inc.	3	177
Stepan Co.(2)	0	34
Summit Materials, Inc. - Class A(1)	531	21,329
Tredegar Corp.	3	35
Trinseo Plc	5	261
UFP Technologies, Inc.(1)(2)	0	4
United States Lime & Minerals, Inc.(2)	0	2
Warrior Met Coal, Inc.	1	20
Westlake Chemical Corp.	1	58
Zymergen, Inc.(1)	2	13

Total Materials		149,603

Real Estate – 1.06%
Agree Realty Corp.	87	6,203
Alexander's, Inc.(2)	0	73
American Finance Trust, Inc.	1	12
CatchMark Timber Trust, Inc. - Class A	4	37
CBRE Group, Inc. - Class A(1)	1	154
Clipper Realty, Inc.	1	14

Community Healthcare Trust, Inc.	2	93
Corporate Office Properties Trust	265	7,414
Cushman & Wakefield Plc(1)	17	388
Easterly Government Properties, Inc. - Class A	232	5,324
EastGroup Properties, Inc.	5	1,156
Equity LifeStyle Properties, Inc.	7	655
eXp World Holdings, Inc.	8	270
Extra Space Storage, Inc.	1	215
Fathom Holdings, Inc.(1)	1	18
FirstService Corp.	31	6,090
Forestar Group, Inc.(1)(2)	0	10
Gladstone Commercial Corp.	1	36
Gladstone Land Corp.	2	78
Indus Realty Trust, Inc.	1	44
Innovative Industrial Properties, Inc. - Class A	2	413
Iron Mountain, Inc.	16	860
Jones Lang LaSalle, Inc.(1)	24	6,450
Lamar Advertising Co. - Class A	6	744
Marcus & Millichap, Inc.(1)(2)	0	14
Monmouth Real Estate Investment Corp.	2	35
National Storage Affiliates Trust	82	5,660
Newmark Group, Inc. - Class A	19	354
NexPoint Residential Trust, Inc.	1	43
Opendoor Technologies, Inc.(1)	7	108
Outfront Media, Inc.	4	98
Pebblebrook Hotel Trust	263	5,893
Phillips Edison & Co., Inc.(2)	0	10
PS Business Parks, Inc.	2	395
Rafael Holdings, Inc. - Class B(1)	1	7
Redfin Corp.(1)	13	500
RMR Group, Inc. - Class A(2)	0	6
Ryman Hospitality Properties, Inc.(1)	6	571
Safehold, Inc.	2	140
Saul Centers, Inc.	1	72
SBA Communications Corp. - Class A	1	574
Simon Property Group, Inc.	23	3,704
St Joe Co.	4	221
Tanger Factory Outlet Centers, Inc.	4	69
Terreno Realty Corp.	125	10,630
UMH Properties, Inc.	5	125
Universal Health Realty Income Trust	2	91
Zillow Group, Inc. - Class A(1)	5	298
Zillow Group, Inc. - Class C(1)	14	884

Total Real Estate		67,253

Utilities – 0.02%
American States Water Co.	2	244
Brookfield Renewable Corp. - Class A	3	93
Cadiz, Inc.(1)(2)	0	1
Clearway Energy, Inc. - Class A	1	39
Clearway Energy, Inc. - Class C	3	95
Global Water Resources, Inc.	2	29
Middlesex Water Co.	1	97
NRG Energy, Inc.	9	387
Pure Cycle Corp.(1)	2	34
Sunnova Energy International, Inc.(1)	2	44
Via Renewables, Inc. - Class A	1	16

York Water Co.	1	53

Total Utilities		1,132

Total Common Stocks (Cost: $4,325,110)		6,251,584

SHORT-TERM INVESTMENTS – 1.88%
Money Market Funds – 1.48%
Goldman Sachs Financial Square Government Fund - Class I, 0.03%(3)	94,195	94,195

Total Money Market Funds (Cost: $94,195)		94,195

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.40%
Bank of Montreal, London, 0.01% due 01/03/2022	$3,247	3,247
Royal Bank of Canada, Toronto, 0.01% due 01/03/2022	12,129	12,129
Sumitomo, Tokyo, 0.01% due 01/03/2022	9,777	9,777

Total Time Deposits (Cost: $25,153)		25,153

Total Short-Term Investments (Cost: $119,348)		119,348

TOTAL INVESTMENTS IN SECURITIES – 100.15% (Cost: $4,444,458)		6,370,932

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.15)%		(9,829)

TOTAL NET ASSETS – 100.00%		$6,361,103

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)	Represents annualized seven-day yield as of the close of the reporting period.
(4)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. These securities represent $16 or 0.00% of the Fund’s net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
7	E-mini Russell 2000 Future	Mar. 2022	$775	$785	$10
4	S&P 500 E-mini Future	Mar. 2022	944	952	8
2	S&P MidCap 400 E-mini Future	Mar. 2022	560	568	8

					$26

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

December 31, 2021 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 98.03%
Communication Services – 1.83%
Activision Blizzard, Inc.	91	$6,086
Advantage Solutions, Inc.(1)	29	229
Altice USA, Inc. - Class A(1)	2	30
AMC Entertainment Holdings, Inc. - Class A(1)	193	5,242
AMC Networks, Inc. - Class A(1)	71	2,455
Anterix, Inc.(1)	3	177
ATN International, Inc.	4	165
Boston Omaha Corp. - Class A(1)	8	217
Cable One, Inc.(2)	0	139
Cars.com, Inc.(1)	22	358
Chicken Soup For The Soul Entertainment, Inc. - Class A(1)	2	29
Cinemark Holdings, Inc.(1)	7	115
Clear Channel Outdoor Holdings, Inc. - Class A(1)	124	412
comScore, Inc.(1)	26	86
Consolidated Communications Holdings, Inc.(1)	27	204
CuriosityStream, Inc.(1)	8	47
Daily Journal Corp.(1)(2)	0	162
Digital Media Solutions, Inc. - Class A(1)	1	6
Discovery, Inc. - Class A(1)	5	116
Discovery, Inc. - Class C(1)	10	222
DISH Network Corp. - Class A(1)	8	247
EchoStar Corp. - Class A(1)	14	369
Emerald Holding, Inc.(1)	9	34
Entercom Communications Corp. - Class A(1)	44	114
Entravision Communications Corp. - Class A	220	1,492
Eros STX Global Corp.(1)	118	28
EW Scripps Co. - Class A(1)	21	414
Fluent, Inc.(1)	17	33
Fox Corp. - Class A	228	8,425
Fox Corp. - Class B	4	154
Gannett Co., Inc.(1)	53	280
Globalstar, Inc.(1)	28	33
Gogo, Inc.(1)	20	277
Gray Television, Inc.	32	639
Hemisphere Media Group, Inc. - Class A(1)	6	45
IAC/InterActiveCorp(1)	2	305
IDT Corp. - Class B(1)	2	84
iHeartMedia, Inc. - Class A(1)	23	480
IMAX Corp.(1)	363	6,470
Integral Ad Science Holding Corp.(1)	4	78
Interpublic Group of Companies, Inc.	12	445
Iridium Communications, Inc.(1)	11	447
John Wiley & Sons, Inc. - Class A	16	925
Liberty Broadband Corp. - Class A(1)	1	120
Liberty Broadband Corp. - Class C(1)	4	684
Liberty Latin America Ltd. - Class A(1)	16	188
Liberty Latin America Ltd. - Class C(1)	57	648
Liberty Media Corp.-Liberty Formula One - Class A(1)	1	44
Liberty Media Corp.-Liberty Formula One - Class C(1)	149	9,428
Liberty Media Corp.-Liberty SiriusXM - Class A(1)	3	139
Liberty Media Corp.-Liberty SiriusXM - Class C(1)	5	246
Liberty TripAdvisor Holdings, Inc. - Class A(1)	7	15
Lions Gate Entertainment Corp. - Class A(1)	22	371
Lions Gate Entertainment Corp. - Class B(1)	43	669
Live Nation Entertainment, Inc.(1)	89	10,710
Loyalty Ventures, Inc.(1)	1	18
Lumen Technologies, Inc.	31	388
Madison Square Garden Entertainment Corp.(1)	10	687
Madison Square Garden Sports Corp. - Class A(1)(2)	0	61
Marcus Corp.(1)	8	151
MediaAlpha, Inc. - Class A(1)	1	10
National CineMedia, Inc.	20	57
New York Times Co. - Class A	5	246
News Corp. - Class A	12	267
News Corp. - Class B	3	78
Nexstar Media Group, Inc. - Class A	259	39,096
Omnicom Group, Inc.	6	466
Ooma, Inc.(1)	3	71
Outbrain, Inc.(1)	2	21
Radius Global Infrastructure, Inc. - Class A(1)	22	354
Scholastic Corp.	10	392
Shenandoah Telecommunications Co.	12	302
Sinclair Broadcast Group, Inc. - Class A	15	385
Sirius XM Holdings, Inc.	27	171
Stagwell, Inc.(1)	21	183
Take-Two Interactive Software, Inc.(1)	3	497
TEGNA, Inc.	843	15,651
Telephone & Data Systems, Inc.	38	760
Thryv Holdings, Inc.(1)	1	22
Townsquare Media, Inc. - Class A(1)	17	231
TripAdvisor, Inc.(1)	1	31
TrueCar, Inc.(1)	36	122
Twitter, Inc.(1)	21	918
United States Cellular Corp.(1)	6	177
ViacomCBS, Inc. - Class A(2)	0	11
ViacomCBS, Inc. - Class B	113	3,420
Vimeo, Inc.(1)(2)	0	5
WideOpenWest, Inc.(1)	7	160
World Wrestling Entertainment, Inc. - Class A(2)	0	9
Yelp, Inc. - Class A(1)	144	5,219
Ziff Davis, Inc.(1)	35	3,852
Zynga, Inc. - Class A(1)	17	107

Total Communication Services		136,173

Consumer Discretionary – 12.26%
1-800-Flowers.com, Inc. - Class A(1)	346	8,083
1stdibs.com, Inc.(1)(2)	0	6
2U, Inc.(1)	4	84
Aaron's Co., Inc.	37	906
Abercrombie & Fitch Co. - Class A(1)	20	700
Academy Sports & Outdoors, Inc.(1)	29	1,276
Accel Entertainment, Inc. - Class A(1)	99	1,286
Acushnet Holdings Corp.	9	474
Adient Plc(1)	31	1,478
Adtalem Global Education, Inc.(1)	19	547
Advance Auto Parts, Inc.	27	6,362
aka Brands Holding Corp.(1)	1	12
American Axle & Manufacturing Holdings, Inc.(1)	232	2,161
American Outdoor Brands, Inc.(1)	5	103
American Public Education, Inc.(1)	7	155
America's Car-Mart, Inc.(1)(2)	0	38
Aptiv Plc(1)	7	1,104
Aramark	334	12,292

Asbury Automotive Group, Inc.(1)	75	12,940
AutoNation, Inc.(1)	1	146
AutoZone, Inc.(1)	16	33,968
Barnes & Noble Education, Inc.(1)	17	115
Bassett Furniture Industries, Inc.	3	55
Bath & Body Works, Inc.	3	218
Beazer Homes USA, Inc.(1)	11	252
Bed Bath & Beyond, Inc.(1)	34	492
Best Buy Co., Inc.	110	11,147
Big 5 Sporting Goods Corp.	8	149
Big Lots, Inc.	56	2,535
Biglari Holdings, Inc. - Class B(1)(2)	0	46
BJ's Restaurants, Inc.(1)	18	637
Bluegreen Vacations Holding Corp. - Class A(1)	5	188
BorgWarner, Inc.	269	12,117
Boyd Gaming Corp.(1)	2	126
Bright Horizons Family Solutions, Inc.(1)(2)	0	47
Brinker International, Inc.(1)	171	6,257
Brunswick Corp.	154	15,503
Buckle, Inc.	1	30
Burlington Stores, Inc.(1)(2)	0	34
Caesars Entertainment, Inc.(1)	2	219
Callaway Golf Co.(1)	209	5,733
Canoo, Inc.(1)	22	166
Capri Holdings Ltd.(1)	5	293
CarLotz, Inc.(1)	26	59
CarMax, Inc.(1)	5	586
Carnival Corp.(1)	114	2,300
Carriage Services, Inc. - Class A	5	298
Carrols Restaurant Group, Inc.	13	38
Carter's, Inc.	1	130
Cato Corp. - Class A	8	131
Cavco Industries, Inc.(1)	1	323
Century Communities, Inc.	4	322
Chegg, Inc.(1)	1	31
Chico's FAS, Inc.(1)	36	192
Chuy's Holdings, Inc.(1)	4	119
Columbia Sportswear Co.	1	109
Conn's, Inc.(1)	7	162
Container Store Group, Inc.(1)	12	118
Cooper-Standard Holdings, Inc.(1)	6	140
Coursera, Inc.(1)	27	666
Dana, Inc.	180	4,115
Darden Restaurants, Inc.	53	7,979
Dave & Buster's Entertainment, Inc.(1)	69	2,665
Deckers Outdoor Corp.(1)	1	263
Del Taco Restaurants, Inc.	11	138
Denny's Corp.(1)	6	91
Designer Brands, Inc. - Class A(1)	171	2,428
Dick's Sporting Goods, Inc.	85	9,786
Dillard's, Inc. - Class A	2	536
Dine Brands Global, Inc.	25	1,903
Dollar Tree, Inc.(1)	7	953
Domino's Pizza, Inc.(2)	0	199
DoorDash, Inc. - Class A(1)	1	78
DR Horton, Inc.	6	630
Drive Shack, Inc.(1)	17	24
eBay, Inc.	164	10,899
El Pollo Loco Holdings, Inc.(1)	7	98
Escalade, Inc.	3	46
Ethan Allen Interiors, Inc.	8	223
European Wax Center, Inc. - Class A(1)	3	78
Expedia Group, Inc.(1)	54	9,685
F45 Training Holdings, Inc.(1)	4	39
Fiesta Restaurant Group, Inc.(1)	7	72
First Watch Restaurant Group, Inc.(1)	1	18
Fisker, Inc.(1)	5	77
Flexsteel Industries, Inc.	2	65
Foot Locker, Inc.	231	10,078
Fossil Group, Inc.(1)	18	184
Franchise Group, Inc.	9	478
Frontdoor, Inc.(1)	1	30
Funko, Inc. - Class A(1)	215	4,038
GAN Ltd.(1)	13	123
Gap, Inc.	6	106
Garmin Ltd.	5	629
Genesco, Inc.(1)	6	358
Genius Brands International, Inc.(1)	106	111
Gentex Corp.	241	8,387
Genuine Parts Co.	4	590
G-III Apparel Group Ltd.(1)	17	458
Goodyear Tire & Rubber Co.(1)	249	5,300
Graham Holdings Co. - Class B	1	899
Grand Canyon Education, Inc.(1)	291	24,914
Green Brick Partners, Inc.(1)	8	250
Group 1 Automotive, Inc.	41	7,921
Groupon, Inc. - Class A(1)	1	30
Guess?, Inc.	13	312
H&R Block, Inc.	159	3,746
Hall of Fame Resort & Entertainment Co.(1)	21	32
Hamilton Beach Brands Holding Co. - Class A	2	23
Hanesbrands, Inc.	915	15,296
Harley-Davidson, Inc.	542	20,442
Hasbro, Inc.	134	13,667
Haverty Furniture Companies, Inc.	3	106
Hayward Holdings, Inc.(1)	2	39
Hibbett Sports, Inc.	32	2,293
Hilton Worldwide Holdings, Inc.(1)	3	429
Hooker Furnishings Corp.	4	92
Houghton Mifflin Harcourt Co.(1)	3	48
Hovnanian Enterprises, Inc. - Class A(1)	2	248
Hyatt Hotels Corp. - Class A(1)	2	144
Installed Building Products, Inc.	98	13,762
International Game Technology Plc	671	19,387
iRobot Corp.(1)	1	60
Jack in the Box, Inc.	106	9,285
Johnson Outdoors, Inc. - Class A	1	70
KB Home	24	1,093
Kohl's Corp.	5	224
Krispy Kreme, Inc.	2	47
Lands' End, Inc.(1)	5	105
Landsea Homes Corp.(1)	4	31
Las Vegas Sands Corp.(1)	173	6,510
Laureate Education, Inc. - Class A	37	455
La-Z-Boy, Inc.	479	17,393
Lazydays Holdings, Inc.(1)	3	61
Lear Corp.	80	14,674
Legacy Housing Corp.(1)	3	80
Leggett & Platt, Inc.	4	163
Lennar Corp. - Class A	8	940
Lennar Corp. - Class B(2)	0	47

Leslie's, Inc.(1)	1,464	34,632
Life Time Group Holdings, Inc.(1)	6	103
Lifetime Brands, Inc.	5	79
Lithia Motors, Inc. - Class A	1	240
LKQ Corp.	401	24,065
Lordstown Motors Corp. - Class A(1)	52	180
Lulu's Fashion Lounge Holdings, Inc.(1)	1	7
Lumber Liquidators Holdings, Inc.(1)	11	184
M/I Homes, Inc.(1)	11	662
Macy's, Inc.	117	3,072
Malibu Boats, Inc. - Class A(1)	27	1,880
MarineMax, Inc.(1)	45	2,663
Marriott International, Inc. - Class A(1)	61	10,139
Marriott Vacations Worldwide Corp.	1	216
MDC Holdings, Inc.	138	7,693
Meritage Homes Corp.(1)	13	1,586
MGM Resorts International	12	531
Mister Car Wash, Inc.(1)(2)	0	6
Modine Manufacturing Co.(1)	17	167
Mohawk Industries, Inc.(1)	76	13,889
Monarch Casino & Resort, Inc.(1)	1	68
Monro, Inc.	5	278
Motorcar Parts of America, Inc.(1)	7	118
Movado Group, Inc.	6	245
Nathan's Famous, Inc.(2)	0	4
Nautilus, Inc.(1)	8	51
Newell Brands, Inc.	356	7,783
Nordstrom, Inc.(1)	76	1,708
Norwegian Cruise Line Holdings Ltd.(1)	91	1,896
NVR, Inc.(1)	3	17,951
ODP Corp.(1)	86	3,370
Ollie's Bargain Outlet Holdings, Inc.(1)	2	100
OneSpaWorld Holdings Ltd.(1)	10	105
OneWater Marine, Inc. - Class A	34	2,057
O'Reilly Automotive, Inc.(1)	1	989
Oxford Industries, Inc.	170	17,223
Penn National Gaming, Inc.(1)	17	859
Penske Automotive Group, Inc.	79	8,466
Perdoceo Education Corp.(1)	26	307
Petco Health & Wellness Co., Inc. - Class A(1)	2	32
PetMed Express, Inc.	1	25
Planet Fitness, Inc. - Class A(1)	1	70
Polaris, Inc.	174	19,172
Portillo's, Inc. - Class A(1)	3	98
PowerSchool Holdings, Inc. - Class A(1)	16	270
PulteGroup, Inc.	116	6,632
PVH Corp.	91	9,673
QuantumScape Corp. - Class A(1)	2	47
Qurate Retail, Inc.	11	86
Ralph Lauren Corp. - Class A	1	175
Red Robin Gourmet Burgers, Inc.(1)	52	859
Red Rock Resorts, Inc. - Class A	581	31,954
Regis Corp.(1)	1	2
Rent the Runway, Inc. - Class A(1)	2	18
Rent-A-Center, Inc.	2	77
Revolve Group, Inc. - Class A(1)	5	281
Rocky Brands, Inc.	2	96
Ross Stores, Inc.	89	10,134
Royal Caribbean Cruises Ltd.(1)	33	2,517
SeaWorld Entertainment, Inc.(1)	9	565
Service Corp. International	5	348
Shift Technologies, Inc.(1)	19	64
Shoe Carnival, Inc.	1	26
Signet Jewelers Ltd.	4	383
Six Flags Entertainment Corp.(1)	1	61
Skechers USA, Inc. - Class A(1)	1,315	57,053
Skyline Champion Corp.(1)	208	16,427
Sleep Number Corp.(1)	50	3,804
Snap One Holdings Corp.(1)	2	51
Solo Brands, Inc. - Class A(1)	24	373
Sonic Automotive, Inc. - Class A	8	402
Standard Motor Products, Inc.	8	406
StoneMor, Inc.(1)	11	26
Stoneridge, Inc.(1)	146	2,879
Strategic Education, Inc.	9	526
Stride, Inc.(1)	15	488
Sturm Ruger & Co., Inc.	25	1,715
Superior Group of Companies, Inc.	3	73
Tapestry, Inc.	78	3,155
Target Hospitality Corp.(1)	3	11
Taylor Morrison Home Corp. - Class A(1)	39	1,374
Tempur Sealy International, Inc.	179	8,427
Tenneco, Inc. - Class A(1)	2	27
Terminix Global Holdings, Inc.(1)	4	165
Thor Industries, Inc.	1	98
Tilly's, Inc. - Class A	9	139
Toll Brothers, Inc.	229	16,586
TopBuild Corp.(1)(2)	0	46
Torrid Holdings, Inc.(1)	3	33
Traeger, Inc.(1)	5	67
Travel + Leisure Co.	166	9,169
TravelCenters of America, Inc.(1)	5	239
TRI Pointe Group, Inc.(1)	38	1,074
Tupperware Brands Corp.(1)	18	279
Udemy, Inc.(1)	4	82
Ulta Beauty, Inc.(1)	13	5,385
Under Armour, Inc. - Class A(1)	6	119
Under Armour, Inc. - Class C(1)	6	114
Unifi, Inc.(1)	5	122
Universal Electronics, Inc.(1)	5	192
Urban Outfitters, Inc.(1)	357	10,486
Vail Resorts, Inc.	36	11,878
Vera Bradley, Inc.(1)	10	82
VF Corp.	127	9,316
Victoria's Secret & Co.(1)	1	55
Vista Outdoor, Inc.(1)	21	990
Visteon Corp.(1)	76	8,402
Vivint Smart Home, Inc.(1)	25	247
VOXX International Corp. - Class A(1)	6	59
Vroom, Inc.(1)	3	28
Wayfair, Inc. - Class A(1)	1	196
Weber, Inc. - Class A	4	58
Whirlpool Corp.	134	31,497
Williams-Sonoma, Inc.	29	4,928
Winmark Corp.	1	207
Wolverine World Wide, Inc.	438	12,618
Workhorse Group, Inc.(1)	41	179
WW International, Inc.(1)	14	222
Wyndham Hotels & Resorts, Inc.	215	19,277
XL Fleet Corp.(1)	12	38
Xometry, Inc. - Class A(1)	1	33

Xponential Fitness, Inc. - Class A(1)	1	29
Yum China Holdings, Inc.	12	596
Yum! Brands, Inc.	8	1,128
Zumiez, Inc.(1)	277	13,275

Total Consumer Discretionary		911,667

Consumer Staples – 3.99%
Albertsons Companies, Inc. - Class A	5	146
Archer-Daniels-Midland Co.	333	22,496
B&G Foods, Inc.	24	735
Beauty Health Co.(1)	3	65
BellRing Brands, Inc. - Class A(1)	5	146
Beyond Meat, Inc.(1)(2)	0	14
BJ's Wholesale Club Holdings, Inc.(1)	13	868
Brown-Forman Corp. - Class A	1	44
Brown-Forman Corp. - Class B	3	206
Bunge Ltd.	4	390
Cal-Maine Foods, Inc.	15	558
Campbell Soup Co.	6	260
Casey's General Stores, Inc.	1	223
Central Garden & Pet Co. - Class A(1)	2	119
Central Garden & Pet Co. - Class A(1)	277	13,266
Church & Dwight Co., Inc.	7	721
Clorox Co.	1	123
Coca-Cola European Partners Plc	200	11,208
Conagra Brands, Inc.	218	7,439
Coty, Inc. - Class A(1)	10	108
Darling Ingredients, Inc.(1)	5	324
Duckhorn Portfolio, Inc.(1)	4	102
Edgewell Personal Care Co.	85	3,876
Energizer Holdings, Inc.	143	5,746
Flowers Foods, Inc.	258	7,097
Fresh Del Monte Produce, Inc.	13	346
Grocery Outlet Holding Corp.(1)	3	74
Hain Celestial Group, Inc.(1)	3	116
Herbalife Nutrition Ltd.(1)	3	109
Hershey Co.	1	121
HF Foods Group, Inc.(1)	14	114
Honest Co., Inc.(1)	26	211
Hormel Foods Corp.	9	420
Hostess Brands, Inc. - Class A(1)	631	12,879
Ingles Markets, Inc. - Class A	5	454
Ingredion, Inc.	73	7,019
J.M. Smucker Co.	59	7,980
John B Sanfilippo & Son, Inc.	1	103
Kellogg Co.	4	272
Keurig Dr Pepper, Inc.	186	6,841
Kroger Co.	393	17,790
Laird Superfood, Inc.(1)	1	7
Lamb Weston Holdings, Inc.	3	195
Lancaster Colony Corp.	79	13,130
Landec Corp.(1)	10	106
Limoneira Co.	4	66
McCormick & Co., Inc.	8	729
MGP Ingredients, Inc.	1	72
Mission Produce, Inc.(1)	12	193
Molson Coors Beverage Co. - Class B	217	10,062
Natural Grocers by Vitamin Cottage, Inc.	3	49
Nature's Sunshine Products, Inc.	4	78
NewAge, Inc.(1)	20	21
Nomad Foods Ltd.(1)	436	11,073
Nu Skin Enterprises, Inc. - Class A	10	522
Oil-Dri Corp. of America	2	64
Olaplex Holdings, Inc.(1)	2	58
Performance Food Group Co.(1)	1,006	46,167
Pilgrim's Pride Corp.(1)	88	2,491
Post Holdings, Inc.(1)	229	25,838
PriceSmart, Inc.	8	595
Primo Water Corp.	59	1,036
Revlon, Inc. - Class A(1)	3	30
Reynolds Consumer Products, Inc.	2	51
Rite Aid Corp.(1)	21	308
Sanderson Farms, Inc.	1	206
Seaboard Corp.(2)	0	28
Seneca Foods Corp. - Class A(1)	2	111
Simply Good Foods Co.(1)	394	16,396
Sovos Brands, Inc.(1)	5	76
SpartanNash Co.	13	345
Spectrum Brands Holdings, Inc.	46	4,672
Sprouts Farmers Market, Inc.(1)	23	693
The Andersons, Inc.	7	275
The Chefs' Warehouse, Inc.(1)	11	365
Thorne HealthTech, Inc.(1)	1	5
Tootsie Roll Industries, Inc.	6	204
TreeHouse Foods, Inc.(1)	19	787
Tyson Foods, Inc. - Class A	118	10,262
United Natural Foods, Inc.(1)	48	2,357
Universal Corp.	53	2,928
US Foods Holding Corp.(1)	331	11,530
Vector Group Ltd.	46	529
Veru, Inc.(1)	7	39
Village Super Market, Inc. - Class A	3	75
Vita Coco Co., Inc.(1)	1	11
Weis Markets, Inc.	6	405
Whole Earth Brands, Inc.(1)	14	147
Zevia PBC - Class A(1)	1	5

Total Consumer Staples		296,521

Energy – 4.85%
Aemetis, Inc.(1)	10	129
Alto Ingredients, Inc.(1)	28	135
Altus Midstream Co. - Class A	1	68
Antero Midstream Corp.	10	97
Antero Resources Corp.(1)	94	1,645
APA Corp.	119	3,199
Arch Resources, Inc.	5	412
Archrock, Inc.	51	378
Baker Hughes Co. - Class A	22	536
Berry Petroleum Corp.	25	214
Brigham Minerals, Inc. - Class A	16	346
Bristow Group, Inc.(1)	9	278
California Resources Corp.	30	1,293
Callon Petroleum Co.(1)	2	112
Centennial Resource Development, Inc. - Class A(1)	60	360
Centrus Energy Corp. - Class A(1)	4	180
ChampionX Corp.(1)	912	18,441
Chesapeake Energy Corp.	37	2,381
Civitas Resources, Inc.	14	676
Clean Energy Fuels Corp.(1)	58	355
CNX Resources Corp.(1)	507	6,978
Comstock Resources, Inc.(1)	34	278
ConocoPhillips	271	19,548
CONSOL Energy, Inc.(1)	13	291

Continental Resources, Inc.	2	78
Coterra Energy, Inc.	669	12,715
CVR Energy, Inc.	12	196
Delek US Holdings, Inc.	25	379
Devon Energy Corp.	395	17,410
DHT Holdings, Inc.	53	277
Diamondback Energy, Inc.	295	31,773
Dorian LPG Ltd.	10	121
Dril-Quip, Inc.(1)	13	258
DT Midstream, Inc.	3	140
Earthstone Energy, Inc. - Class A(1)	40	441
Energy Fuels, Inc.(1)	8	62
Enviva Partners LP	17	1,224
EOG Resources, Inc.	78	6,938
EQT Corp.(1)	9	199
Equitrans Midstream Corp.	153	1,581
Expro Group Holdings NV(1)	246	3,530
Falcon Minerals Corp.	3	14
Frontline Ltd.(1)	45	317
FTS International, Inc. - Class A(1)	3	84
Gevo, Inc.(1)	75	321
Golar LNG Ltd.(1)	38	470
Green Plains, Inc.(1)	13	463
Halliburton Co.	455	10,401
Helix Energy Solutions Group, Inc.(1)	54	168
Helmerich & Payne, Inc.	39	932
Hess Corp.	8	582
HighPeak Energy, Inc.	2	26
HollyFrontier Corp.	429	14,049
International Seaways, Inc.	17	253
Kinder Morgan, Inc.	311	4,936
Laredo Petroleum, Inc.(1)	3	207
Liberty Oilfield Services, Inc. - Class A(1)	22	214
Magnolia Oil & Gas Corp. - Class A	1,332	25,129
Marathon Oil Corp.	23	385
Marathon Petroleum Corp.	305	19,522
Matador Resources Co.	631	23,289
Murphy Oil Corp.	55	1,431
Nabors Industries Ltd.(1)	3	213
National Energy Services Reunited, Inc.(1)	14	130
NCS Multistage Holdings, Inc.(1)(2)	0	3
Newpark Resources, Inc.(1)	34	101
NexTier Oilfield Solutions, Inc.(1)	58	206
Nordic American Tankers Ltd.	62	104
Northern Oil & Gas, Inc.	20	402
NOV, Inc.	12	158
Oasis Petroleum, Inc.	1	139
Occidental Petroleum Corp.	23	653
Oceaneering International, Inc.(1)	37	424
Oil States International, Inc.(1)	23	116
ONEOK, Inc.	13	788
Ovintiv, Inc.	92	3,116
Par Pacific Holdings, Inc.(1)	4	62
Patterson-UTI Energy, Inc.	70	592
PBF Energy, Inc. - Class A(1)	36	470
PDC Energy, Inc.	36	1,779
Peabody Energy Corp.(1)	33	335
Phillips 66	13	962
Pioneer Natural Resources Co.	250	45,539
Plains GP Holdings LP - Class A(1)	983	9,967
ProPetro Holding Corp.(1)	32	262
Range Resources Corp.(1)	89	1,592
Ranger Oil Corp. - Class A(1)	8	212
Renewable Energy Group, Inc.(1)	17	709
REX American Resources Corp.(1)	2	200
Riley Exploration Permian, Inc.	1	15
RPC, Inc.(1)	25	113
Schlumberger Ltd.	643	19,252
Scorpio Tankers, Inc.	18	235
Select Energy Services, Inc. - Class A(1)	23	143
SFL Corp. Ltd.	46	375
SM Energy Co.	45	1,321
Solaris Oilfield Infrastructure, Inc. - Class A	9	58
Talos Energy, Inc.(1)	12	115
Targa Resources Corp.	7	360
Teekay Corp.(1)	26	80
Teekay Tankers Ltd. - Class A(1)	9	97
TETRA Technologies, Inc.(1)	10	27
Tidewater, Inc.(1)	16	166
Ur-Energy, Inc.(1)	7	9
US Silica Holdings, Inc.(1)	27	256
Valero Energy Corp.	221	16,600
Viper Energy Partners LP	436	9,287
W&T Offshore, Inc.(1)	35	113
Whiting Petroleum Corp.(1)	15	951
Williams Companies, Inc.	37	964
World Fuel Services Corp.	89	2,356

Total Energy		360,972

Financials – 20.84%
1st Source Corp.	7	324
AFC Gamma, Inc.	5	103
Affiliated Managers Group, Inc.	1	204
Aflac, Inc.	138	8,050
AGNC Investment Corp.	16	243
Alerus Financial Corp.	6	166
Alleghany Corp.(1)	34	22,731
Allegiance Bancshares, Inc.	7	295
Allstate Corp.	104	12,263
Ally Financial, Inc.	192	9,126
Amalgamated Financial Corp.	5	90
A-Mark Precious Metals, Inc.	15	890
Ambac Financial Group, Inc.(1)	17	276
Amerant Bancorp, Inc. - Class A	10	348
American Equity Investment Life Holding Co.	31	1,205
American Financial Group, Inc.	47	6,522
American International Group, Inc.	542	30,834
American National Bankshares, Inc.	4	158
American National Group, Inc.	3	534
Ameriprise Financial, Inc.	161	48,674
Ameris Bancorp	61	3,052
AMERISAFE, Inc.	7	385
Angel Oak Mortgage, Inc.	3	46
Annaly Capital Management, Inc.	330	2,580
Aon Plc - Class A	40	12,092
Apollo Commercial Real Estate Finance, Inc.	52	690
Arbor Realty Trust, Inc.	54	985
Arch Capital Group Ltd.(1)	9	381
Ares Commercial Real Estate Corp.	16	239
Ares Management Corp. - Class A	191	15,537
Argo Group International Holdings Ltd.	12	694
ARMOUR Residential REIT, Inc.	32	309

Arrow Financial Corp.	5	193
Arthur J. Gallagher & Co.	113	19,168
Assetmark Financial Holdings, Inc.(1)	7	178
Associated Banc-Corp.	362	8,177
Associated Capital Group, Inc. - Class A	1	31
Assurant, Inc.	2	268
Assured Guaranty Ltd.	2	102
Athene Holding Ltd. - Class A(1)	356	29,682
Atlantic Capital Bancshares, Inc.(1)	7	212
Atlantic Union Bankshares Corp.	28	1,062
Axis Capital Holdings Ltd.	127	6,925
Axos Financial, Inc.(1)	19	1,080
B. Riley Financial, Inc.	8	672
Banc of California, Inc.	20	397
BancFirst Corp.	6	456
Banco Latinoamericano de Comercio Exterior SA - Class E	12	194
Bank First Corp.	3	182
Bank of Hawaii Corp.	132	11,030
Bank of Marin Bancorp	6	218
Bank of NT Butterfield & Son Ltd.	330	12,570
Bank OZK	272	12,660
BankUnited, Inc.	326	13,799
Banner Corp.	13	774
Bar Harbor Bankshares	6	161
Berkshire Hills Bancorp, Inc.	18	502
BGC Partners, Inc. - Class A	118	551
Blackstone Mortgage Trust, Inc. - Class A	59	1,809
Blucora, Inc.(1)	12	201
Blue Foundry Bancorp(1)	10	144
Blue Ridge Bankshares, Inc.	6	113
BOK Financial Corp.	85	8,967
Bridgewater Bancshares, Inc.(1)	6	100
Bright Health Group, Inc.(1)	7	23
Brighthouse Financial, Inc.(1)	160	8,294
Brightsphere Investment Group, Inc.	437	11,175
BrightSpire Capital, Inc. - Class A	32	328
Broadmark Realty Capital, Inc.	48	457
Brookline Bancorp, Inc.	591	9,565
Brown & Brown, Inc.	7	474
Bryn Mawr Bank Corp.	8	339
Business First Bancshares, Inc.	7	204
Byline Bancorp, Inc.	9	257
Cadence Bank	823	24,526
Cambridge Bancorp	3	245
Camden National Corp.	6	271
Cannae Holdings, Inc.(1)	32	1,110
Capital Bancorp, Inc.	3	77
Capital City Bank Group, Inc.	5	136
Capital One Financial Corp.	51	7,360
Capitol Federal Financial, Inc.	48	548
Capstar Financial Holdings, Inc.	8	166
Carlyle Group, Inc.	5	269
Carter Bankshares, Inc.(1)	10	151
Cathay General Bancorp	407	17,507
CBOE Global Markets, Inc.	3	423
CBTX, Inc.	7	200
Central Pacific Financial Corp.	8	239
Chimera Investment Corp.	237	3,581
Cincinnati Financial Corp.	5	516
CIT Group, Inc.	37	1,905
Citizens & Northern Corp.	6	156
Citizens Financial Group, Inc.	270	12,741
Citizens, Inc. - Class A(1)	18	97
City Holding Co.	6	459
Civista Bancshares, Inc.	6	138
CNA Financial Corp.	106	4,671
CNB Financial Corporation, Inc.	6	162
CNO Financial Group, Inc.	507	12,078
Coastal Financial Corp.(1)	1	57
Columbia Banking System, Inc.	29	953
Columbia Financial, Inc.(1)	9	195
Comerica, Inc.	4	347
Commerce Bancshares, Inc.	3	228
Community Bank System, Inc.	20	1,460
Community Trust Bancorp, Inc.	6	257
Compass Diversified Holdings	118	3,616
ConnectOne Bancorp, Inc.	14	459
Cowen, Inc. - Class A	10	357
Crawford & Co. - Class A	7	50
Credit Acceptance Corp.(1)(2)	0	157
CrossFirst Bankshares, Inc.(1)	9	142
Cullen/Frost Bankers, Inc.	2	218
Customers Bancorp, Inc.(1)	10	672
CVB Financial Corp.	913	19,543
Diamond Hill Investment Group, Inc.	1	226
Dime Community Bancshares, Inc.	13	456
Discover Financial Services	266	30,789
Donegal Group, Inc. - Class A	5	78
Donnelley Financial Solutions, Inc.(1)	58	2,748
Douglas Elliman, Inc.(1)	23	265
Dynex Capital, Inc.	13	216
Eagle Bancorp, Inc.	12	681
East West Bancorp, Inc.	393	30,920
Eastern Bankshares, Inc.	51	1,023
eHealth, Inc.(1)	6	165
Element Fleet Management Corp.	909	9,254
Ellington Financial, Inc.	20	341
Employers Holdings, Inc.	11	436
Enact Holdings, Inc.	30	625
Encore Capital Group, Inc.(1)	205	12,722
Enova International, Inc.(1)	14	554
Enstar Group Ltd.(1)	24	5,922
Enterprise Bancorp, Inc.	4	159
Enterprise Financial Services Corp.	13	624
Equitable Holdings, Inc.	11	361
Equity Bancshares, Inc. - Class A	5	173
Erie Indemnity Co. - Class A(2)	0	45
Essent Group Ltd.	206	9,394
Evercore, Inc. - Class A	1	160
Everest Re Group Ltd.	100	27,374
EZCORP, Inc. - Class A(1)	19	138
FactSet Research Systems, Inc.(2)	0	79
Farmers National Banc Corp.	12	214
FB Financial Corp.	11	504
Federal Agricultural Mortgage Corp. - Class C	3	425
Federated Hermes, Inc. - Class B	35	1,307
Ferroglobe Representation & Warranty Insurance Trust(1)(3)(5)	11	—
Fidelity D&D Bancorp, Inc.	2	90
Fidelity National Financial, Inc.	8	428
Fifth Third Bancorp	1,042	45,397
Finance Of America Companies, Inc. - Class A(1)	7	28

Financial Institutions, Inc.	6	190
First American Financial Corp.	104	8,099
First Bancorp NC	13	587
First BanCorp PR	201	2,768
First Bancorp, Inc.	4	129
First Bancshares, Inc.	8	298
First Bank/Hamilton NJ	5	80
First Busey Corp.	19	515
First Citizens BancShares, Inc. - Class A(2)	0	155
First Commonwealth Financial Corp.	35	570
First Community Bankshares, Inc.	6	216
First Financial Bancorp	35	852
First Financial Bankshares, Inc.	3	177
First Financial Corp.	4	192
First Foundation, Inc.	15	370
First Hawaiian, Inc.	417	11,405
First Horizon Corp.	16	266
First Internet Bancorp	4	165
First Interstate BancSystem, Inc. - Class A	265	10,759
First Merchants Corp.	21	881
First Mid Bancshares, Inc.	14	601
First Midwest Bancorp, Inc.	42	863
First of Long Island Corp.	9	188
First Republic Bank	103	21,262
FirstCash Holdings, Inc.	14	1,048
Five Star Bancorp	3	80
Flagstar Bancorp, Inc.	19	932
Flushing Financial Corp.	11	269
FNB Corp.	203	2,465
Franklin BSP Realty Trust, Inc.	13	189
Franklin Resources, Inc.	9	297
FS Bancorp, Inc.	3	87
FS KKR Capital Corp.	122	2,557
Fulton Financial Corp.	60	1,024
GAMCO Investors, Inc. - Class A(2)	0	6
GCM Grosvenor, Inc. - Class A	1	14
Genworth Financial, Inc. - Class A(1)	187	756
German American Bancorp, Inc.	9	363
Glacier Bancorp, Inc.	437	24,775
Globe Life, Inc.	94	8,843
GoHealth, Inc. - Class A(1)(2)	0	1
Goosehead Insurance, Inc. - Class A	6	741
Granite Point Mortgage Trust, Inc.	20	235
Great Ajax Corp.	8	104
Great Southern Bancorp, Inc.	4	235
Great Western Bancorp, Inc.	19	659
Green Dot Corp. - Class A(1)	17	634
Greenlight Capital Re Ltd. - Class A(1)	11	84
Guaranty Bancshares, Inc.	3	120
Hancock Whitney Corp.	33	1,629
Hanmi Financial Corp.	344	8,147
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	27	1,435
Hanover Insurance Group, Inc.	67	8,808
HarborOne Bancorp, Inc.	18	273
Hartford Financial Services Group, Inc.	310	21,373
HBT Financial, Inc.	4	71
HCI Group, Inc.	2	180
Heartland Financial USA, Inc.	15	772
Heritage Commerce Corp.	22	265
Heritage Financial Corp.	13	316
Heritage Insurance Holdings, Inc.	8	48
Hilltop Holdings, Inc.	23	815
Hingham Institution for Savings(2)	0	209
Home Bancorp, Inc.	3	123
Home Bancshares, Inc.	132	3,205
Home Point Capital, Inc.	2	10
HomeStreet, Inc.	7	389
HomeTrust Bancshares, Inc.	6	178
Hope Bancorp, Inc.	43	629
Horace Mann Educators Corp.	275	10,644
Horizon Bancorp, Inc.	16	334
Houlihan Lokey, Inc. - Class A	2	255
Howard Bancorp, Inc.(1)	5	110
Huntington Bancshares, Inc.	2,914	44,929
Independence Holding Co.	2	95
Independent Bank Corp.	311	25,347
Independent Bank Corp. MI	8	184
Independent Bank Group, Inc.	48	3,432
Interactive Brokers Group, Inc. - Class A	2	191
International Bancshares Corp.	20	856
Invesco Ltd.	10	231
Invesco Mortgage Capital, Inc.	109	302
Investors Bancorp, Inc.	55	833
Investors Title Co.(2)	0	85
James River Group Holdings Ltd.	27	791
Janus Henderson Group Plc	5	216
Jefferies Financial Group, Inc.	7	260
Kearny Financial Corp.	18	241
Kemper Corp.	2	109
KeyCorp	1,534	35,486
KKR & Co., Inc. - Class Miscella	17	1,255
KKR Real Estate Finance Trust, Inc.	13	271
Ladder Capital Corp. - Class A	43	514
Lakeland Bancorp, Inc.	19	359
Lakeland Financial Corp.	242	19,402
Lazard Ltd. - Class A	111	4,822
Lemonade, Inc.(1)	1	42
LendingClub Corp.(1)	37	894
Lincoln National Corp.	84	5,736
Loews Corp.	196	11,346
Luther Burbank Corp.	6	80
M&T Bank Corp.	4	596
Macatawa Bank Corp.	10	86
Maiden Holdings Ltd.(1)	25	78
Markel Corp.(1)(2)	0	421
Marlin Business Services Corp.	3	73
MBIA, Inc.(1)	18	284
Mercantile Bank Corp.	6	210
Merchants Bancorp	4	176
Mercury General Corp.	1	42
Meta Financial Group, Inc.	8	480
Metrocity Bankshares, Inc.	6	152
MetroMile, Inc.(1)	36	78
Metropolitan Bank Holding Corp.(1)	3	364
MFA Financial, Inc.	165	751
MGIC Investment Corp.	220	3,167
Mid Penn Bancorp, Inc.	5	168
Midland States Bancorp, Inc.	8	202
MidWestOne Financial Group, Inc.	6	181
Moelis & Co. - Class A	10	648
Morningstar, Inc.(2)	0	25

Mr Cooper Group, Inc.(1)	236	9,806
MSCI, Inc. - Class A	1	436
MVB Financial Corp.	4	159
Nasdaq, Inc.	77	16,217
National Bank Holdings Corp. - Class A	10	439
National Western Life Group, Inc. - Class A	1	208
Navient Corp.	283	6,004
NBT Bancorp, Inc.	16	609
Nelnet, Inc. - Class A	6	618
New Residential Investment Corp.	1,589	17,023
New York Community Bancorp, Inc.	14	165
New York Mortgage Trust, Inc.	141	526
NI Holdings, Inc.(1)	3	62
Nicolet Bankshares, Inc.(1)	5	404
NMI Holdings, Inc. - Class A(1)	29	644
Northern Trust Corp.	6	746
Northfield Bancorp, Inc.	17	271
Northrim BanCorp, Inc.	2	101
Northwest Bancshares, Inc.	44	618
OceanFirst Financial Corp.	22	486
Ocwen Financial Corp.(1)	3	125
OFG Bancorp	18	483
Old National Bancorp	197	3,563
Old Republic International Corp.	142	3,479
Old Second Bancorp, Inc.	10	129
OneMain Holdings, Inc. - Class A	3	169
Oportun Financial Corp.(1)	8	158
Oppenheimer Holdings, Inc. - Class A	3	160
Orchid Island Capital, Inc. - Class A	50	226
Origin Bancorp, Inc.	24	1,020
Orrstown Financial Services, Inc.	4	104
Pacific Premier Bancorp, Inc.	83	3,316
PacWest Bancorp	296	13,357
Park National Corp.	5	744
Patria Investments Ltd. - Class A	19	302
PCSB Financial Corp.	5	96
Peapack Gladstone Financial Corp.	7	244
PennantPark Investment Corp.	164	1,133
PennyMac Financial Services, Inc.	12	815
PennyMac Mortgage Investment Trust	30	512
Peoples Bancorp, Inc.	10	306
Peoples Financial Services Corp.	3	139
People's United Financial, Inc.	13	227
Pinnacle Financial Partners, Inc.	2	211
Pioneer Bancorp, Inc.(1)	5	52
Piper Sandler Companies	7	1,169
PJT Partners, Inc. - Class A	1	108
Popular, Inc.	43	3,522
PRA Group, Inc.(1)	16	811
Preferred Bank Los Angeles	4	262
Premier Financial Corp.	33	1,007
Primerica, Inc.	1	185
Primis Financial Corp.	9	139
Principal Financial Group, Inc.	81	5,837
ProAssurance Corp.	65	1,633
PROG Holdings, Inc.(1)	188	8,496
Prospect Capital Corp.	296	2,486
Prosperity Bancshares, Inc.	183	13,225
Provident Bancorp, Inc.	6	110
Provident Financial Services, Inc.	58	1,396
Prudential Financial, Inc.	54	5,873
QCR Holdings, Inc.	13	747
Radian Group, Inc.	67	1,424
Raymond James Financial, Inc.	208	20,908
RBB Bancorp	5	130
Ready Capital Corp.	22	348
Red River Bancshares, Inc.	2	92
Redwood Trust, Inc.	43	565
Regional Management Corp.	2	101
Regions Financial Corp.	410	8,929
Reinsurance Group of America, Inc. - Class A	212	23,198
Reliant Bancorp, Inc.	6	210
RenaissanceRe Holdings Ltd.	71	12,059
Renasant Corp.	31	1,182
Republic Bancorp, Inc. - Class A	4	183
Republic First Bancorp, Inc.(1)	17	62
RLI Corp.	1	128
S&T Bancorp, Inc.	14	453
Safety Insurance Group, Inc.	5	453
Sandy Spring Bancorp, Inc.	154	7,415
Santander Consumer USA Holdings, Inc.	2	78
Sculptor Capital Management, Inc. - Class A	8	175
Seacoast Banking Corp. of Florida	20	696
SEI Investments Co.	3	202
Selective Insurance Group, Inc.	357	29,259
Selectquote, Inc.(1)	351	3,183
ServisFirst Bancshares, Inc.	3	270
Sierra Bancorp	5	143
Signature Bank	2	579
Simmons First National Corp. - Class A	41	1,198
SiriusPoint Ltd.(1)	33	268
SLM Corp.	1,113	21,890
SmartFinancial, Inc.	5	144
South Plains Financial, Inc.	4	111
South State Corp.	298	23,909
Southern First Bancshares, Inc.(1)	2	124
Southern Missouri Bancorp, Inc.	3	150
Southside Bancshares, Inc.	12	488
Spirit of Texas Bancshares, Inc.	5	139
Starwood Property Trust, Inc.	9	213
State Auto Financial Corp.	7	347
State Street Corp.	212	19,692
Sterling Bancorp	715	18,438
Stewart Information Services Corp.	10	788
Stifel Financial Corp.	275	19,363
Stock Yards Bancorp, Inc.	7	478
StoneX Group, Inc.(1)	6	351
Summit Financial Group, Inc.	5	124
SVB Financial Group(1)	34	22,754
Synchrony Financial	609	28,252
Synovus Financial Corp.	4	197
T Rowe Price Group, Inc.	5	898
Texas Capital Bancshares, Inc.(1)	104	6,269
TFS Financial Corp.	1	26
The Bancorp, Inc.(1)	19	486
Third Coast Bancshares, Inc.(1)	1	28
Tiptree, Inc.	9	120
Tompkins Financial Corp.	5	452
Towne Bank/Portsmouth VA	44	1,404
TPG RE Finance Trust, Inc.	23	278
Tradeweb Markets, Inc. - Class A	3	322

Travelers Companies, Inc.	42	6,547
Trean Insurance Group, Inc.(1)	7	59
TriCo Bancshares	10	442
TriState Capital Holdings, Inc.(1)	11	327
Triumph Bancorp, Inc.(1)	1	75
Truist Financial Corp.	352	20,634
TrustCo Bank Corp. NY	7	233
Trustmark Corp.	23	758
Two Harbors Investment Corp.	1,964	11,331
UMB Financial Corp.	174	18,448
Umpqua Holdings Corp.	767	14,750
United Bankshares, Inc.	445	16,131
United Community Banks, Inc.	32	1,139
United Fire Group, Inc.	8	183
United Insurance Holdings Corp.	8	33
Universal Insurance Holdings, Inc.	100	1,701
Univest Financial Corp.	11	326
Unum Group	104	2,550
UWM Holdings Corp.	2	10
Valley National Bancorp	392	5,385
Velocity Financial, Inc.(1)	3	41
Veritex Holdings, Inc.	39	1,547
Virtu Financial, Inc. - Class A	3	81
Voya Financial, Inc.	56	3,728
Walker & Dunlop, Inc.	10	1,482
Washington Federal, Inc.	25	822
Washington Trust Bancorp, Inc.	7	369
Waterstone Financial, Inc.	7	163
Webster Financial Corp.	3	155
WesBanco, Inc.	23	807
West Bancorporation, Inc.	5	159
Westamerica Bancorporation	9	547
Western Alliance Bancorp	1	155
White Mountains Insurance Group Ltd.(2)	0	91
Willis Towers Watson Plc	41	9,647
Wintrust Financial Corp.	108	9,816
WisdomTree Investments, Inc.	13	81
World Acceptance Corp.(1)	2	399
WR Berkley Corp.	4	341
WSFS Financial Corp.	18	880
Zions Bancorp N.A.	328	20,719

Total Financials		1,550,135

Healthcare – 9.41%
2seventy bio, Inc.(1)	8	217
4D Molecular Therapeutics, Inc.(1)	9	204
89bio, Inc.(1)	4	47
Absci Corp.(1)	2	17
Acadia Healthcare Co., Inc.(1)	3	166
Acumen Pharmaceuticals, Inc.(1)	1	9
Adagio Therapeutics, Inc.(1)	3	24
AdaptHealth Corp. - Class A(1)	506	12,384
Adaptive Biotechnologies Corp.(1)(2)	0	10
Addus HomeCare Corp.(1)	136	12,706
Adicet Bio, Inc.(1)	8	133
Aduro Bioteech, Inc.(1)(5)	1	3
Adverum Biotechnologies, Inc.(1)	33	58
Aeglea BioTherapeutics, Inc. - Class Savings(1)	15	70
Aerovate Therapeutics, Inc.(1)	1	17
Agilent Technologies, Inc.	55	8,792
Agiliti, Inc.(1)	309	7,163
agilon health, Inc.(1)(2)	0	12
Agios Pharmaceuticals, Inc.(1)	20	668
AirSculpt Technologies, Inc.(1)(2)	0	8
Akebia Therapeutics, Inc.(1)	37	84
Akero Therapeutics, Inc.(1)	2	51
Akouos, Inc.(1)	9	75
Albireo Pharma, Inc.(1)	1	33
Allogene Therapeutics, Inc.(1)	15	227
Allscripts Healthcare Solutions, Inc.(1)	45	836
Alpha Teknova, Inc.(1)	1	19
Alphatec Holdings, Inc.(1)	2	23
Altimmune, Inc.(1)	15	135
Amedisys, Inc.(1)(2)	0	18
American Well Corp. - Class A(1)	69	415
AmerisourceBergen Corp. - Class A	124	16,538
AMN Healthcare Services, Inc.(1)	126	15,408
Amphastar Pharmaceuticals, Inc.(1)	10	224
AnaptysBio, Inc.(1)	7	252
AngioDynamics, Inc.(1)	14	386
ANI Pharmaceuticals, Inc.(1)	4	188
Anika Therapeutics, Inc.(1)	5	195
Annexon, Inc.(1)	12	133
Applied Therapeutics, Inc.(1)	2	15
Apria, Inc.(1)	47	1,547
AquaBounty Technologies, Inc.(1)	13	27
Arbutus Biopharma Corp.(1)	26	103
Arcturus Therapeutics Holdings, Inc.(1)	8	293
Arcus Biosciences, Inc.(1)	17	678
Arcutis Biotherapeutics, Inc.(1)	9	194
Ardelyx, Inc.(1)	8	9
Arena Pharmaceuticals, Inc.(1)	21	1,941
Asensus Surgical, Inc.(1)	61	67
Atara Biotherapeutics, Inc.(1)	30	468
Atea Pharmaceuticals, Inc.(1)	22	197
Athenex, Inc.(1)	14	18
Athersys, Inc.(1)	11	10
Athira Pharma, Inc.(1)	12	157
Atossa Therapeutics, Inc.(1)	41	66
Atreca, Inc. - Class A(1)	10	29
Aura Biosciences, Inc.(1)	1	11
Avalo Therapeutics, Inc.(1)	3	5
Avanos Medical, Inc.(1)	18	626
Avantor, Inc.(1)	1,255	52,894
Aveanna Healthcare Holdings, Inc.(1)	3,228	23,890
Avid Bioservices, Inc.(1)	1	39
Avidity Biosciences, Inc.(1)	12	278
Avrobio, Inc.(1)	14	53
BioCryst Pharmaceuticals, Inc.(1)	60	833
Biohaven Pharmaceutical Holding Co. Ltd.(1)	7	945
BioMarin Pharmaceutical, Inc.(1)	6	489
Bio-Rad Laboratories, Inc. - Class A(1)	1	487
Bioventus, Inc. - Class A(1)	3	43
Black Diamond Therapeutics, Inc.(1)	9	45
Bluebird Bio, Inc.(1)	25	254
Blueprint Medicines Corp.(1)	1	151
Bolt Biotherapeutics, Inc.(1)	8	41
Boston Scientific Corp.(1)	390	16,565
Bridgebio Pharma, Inc.(1)	13	218
Brookdale Senior Living, Inc.(1)	69	356
Brooklyn ImmunoTherapeutics, Inc.(1)	1	4
Cara Therapeutics, Inc.(1)	17	204

Cardiff Oncology, Inc.(1)	14	85
Cardinal Health, Inc.	81	4,153
Caribou Biosciences, Inc.(1)	3	49
Castle Biosciences, Inc.(1)	1	28
Castlight Health, Inc. - Class B(1)	48	75
Catalent, Inc.(1)	4	505
Catalyst Pharmaceuticals, Inc.(1)	36	244
Celldex Therapeutics, Inc.(1)	4	142
CEL-SCI Corp.(1)	1	8
Centene Corp.(1)	163	13,465
Century Therapeutics, Inc.(1)	2	28
Cerner Corp.	9	835
Certara, Inc.(1)	1	40
Change Healthcare, Inc.(1)	8	165
Charles River Laboratories International, Inc.(1)(2)	0	36
Chemed Corp.(2)	0	180
ChemoCentryx, Inc.(1)	19	686
Chimerix, Inc.(1)	8	51
Chinook Therapeutics, Inc.(1)	15	237
Cigna Corp.	27	6,293
Citius Pharmaceuticals, Inc.(1)	42	65
Clene, Inc.(1)	3	12
Codex DNA, Inc.(1)	1	11
Cogent Biosciences, Inc.(1)	10	84
Community Health Systems, Inc.(1)	6	78
Computer Programs & Systems, Inc.(1)	5	155
Convey Health Solutions Holdings, Inc.(1)	2	13
Cooper Companies, Inc.	46	19,364
CorMedix, Inc.(1)	13	58
Covetrus, Inc.(1)	39	774
Crinetics Pharmaceuticals, Inc.(1)	2	69
Cross Country Healthcare, Inc.(1)	12	324
CryoLife, Inc.(1)	2	36
Cue Health, Inc.(1)	2	29
Cullinan Oncology, Inc.(1)	9	139
Curis, Inc.(1)	4	19
CVRx, Inc.(1)(2)	0	5
Cymabay Therapeutics, Inc.(1)	26	88
Cyteir Therapeutics, Inc.(1)	1	14
Cytek Biosciences, Inc.(1)	1	16
Cytokinetics, Inc.(1)	2	97
CytomX Therapeutics, Inc.(1)	4	16
DarioHealth Corp.(1)	5	65
DaVita, Inc.(1)	66	7,465
Day One Biopharmaceuticals, Inc.(1)	2	28
Deciphera Pharmaceuticals, Inc.(1)	2	21
Definitive Healthcare Corp. - Class A(1)(2)	0	7
Dentsply Sirona, Inc.	7	371
Design Therapeutics, Inc.(1)	4	87
DICE Therapeutics, Inc.(1)	2	54
Dyne Therapeutics, Inc.(1)	11	134
Eagle Pharmaceuticals, Inc.(1)	2	119
Eiger BioPharmaceuticals, Inc.(1)	12	62
Elanco Animal Health, Inc.(1)	1,495	42,424
Eliem Therapeutics, Inc.(1)	1	11
Emergent BioSolutions, Inc.(1)	18	794
Enanta Pharmaceuticals, Inc.(1)	7	487
Encompass Health Corp.	1	81
Endo International Plc(1)	86	324
Entrada Therapeutics, Inc.(1)	1	24
Envista Holdings Corp.(1)	380	17,122
Erasca, Inc.(1)	3	49
Evolent Health, Inc. - Class A(1)	24	658
Exact Sciences Corp.(1)(2)	0	30
Exagen, Inc.(1)	3	33
Exelixis, Inc.(1)	1	25
EyePoint Pharmaceuticals, Inc.(1)	8	95
FibroGen, Inc.(1)	3	41
Figs, Inc. - Class A(1)	2	62
Finch Therapeutics Group, Inc.(1)	3	25
Fluidigm Corp.(1)	26	102
Foghorn Therapeutics, Inc.(1)	6	142
Forian, Inc.(1)	1	8
Forma Therapeutics Holdings, Inc.(1)	13	180
Frequency Therapeutics, Inc.(1)	12	62
Fulcrum Therapeutics, Inc.(1)	10	182
Fulgent Genetics, Inc.(1)	7	688
G1 Therapeutics, Inc.(1)	6	63
Gemini Therapeutics, Inc. - Class A(1)	7	20
Generation Bio Co.(1)	1	8
Geron Corp.(1)	114	139
Globus Medical, Inc. - Class A(1)	2	165
Gossamer Bio, Inc.(1)	23	264
Graphite Bio, Inc.(1)	2	31
Gritstone Oncology, Inc.(1)	16	205
Haemonetics Corp.(1)	6	317
Harvard Bioscience, Inc.(1)	2	15
HCA Healthcare, Inc.	48	12,235
HealthStream, Inc.(1)	10	252
Henry Schein, Inc.(1)	4	329
Hologic, Inc.(1)	199	15,202
Homology Medicines, Inc.(1)	16	58
Hookipa Pharma, Inc.(1)	3	6
Horizon Therapeutics Plc(1)	5	579
Humana, Inc.	35	16,147
iBio, Inc.(1)	81	45
ICON Plc(1)	104	32,232
Icosavax, Inc.(1)	2	47
ICU Medical, Inc.(1)	51	11,997
Ideaya Biosciences, Inc.(1)	9	219
Ikena Oncology, Inc.(1)	9	110
Imago Biosciences, Inc.(1)	1	34
Immuneering Corp. - Class A(1)	1	20
Immunic, Inc.(1)	7	65
ImmunityBio, Inc.(1)	23	138
ImmunoGen, Inc.(1)	34	252
Immunovant, Inc.(1)	5	43
Impel Neuropharma, Inc.(1)	1	5
Incyte Corp.(1)	1	58
Infinity Pharmaceuticals, Inc.(1)	3	8
Innoviva, Inc.(1)	162	2,790
Inovio Pharmaceuticals, Inc.(1)	77	387
Inozyme Pharma, Inc.(1)	5	36
Instil Bio, Inc.(1)	11	184
Integer Holdings Corp.(1)	183	15,646
Integra LifeSciences Holdings Corp.(1)	2	148
Invacare Corp.(1)	13	34
Invitae Corp.(1)	56	851
Ionis Pharmaceuticals, Inc.(1)(2)	0	11
Iovance Biotherapeutics, Inc.(1)	3	64
IQVIA Holdings, Inc.(1)	85	24,047

Ironwood Pharmaceuticals, Inc. - Class A(1)	370	4,308
IsoPlexis Corp.(1)	1	9
iTeos Therapeutics, Inc.(1)	8	352
IVERIC bio, Inc.(1)	34	574
Janux Therapeutics, Inc.(1)	2	40
Jazz Pharmaceuticals Plc(1)	108	13,716
Jounce Therapeutics, Inc.(1)	12	103
Kala Pharmaceuticals, Inc.(1)	6	8
KemPharm, Inc.(1)	6	48
Kezar Life Sciences, Inc.(1)	13	220
Kiniksa Pharmaceuticals Ltd. - Class A(1)	6	71
Kinnate Biopharma, Inc.(1)	9	165
Kronos Bio, Inc.(1)	13	174
Krystal Biotech, Inc.(1)	4	300
Kura Oncology, Inc.(1)	24	334
Laboratory Corp. of America Holdings(1)	44	13,780
Lannett Co., Inc.(1)	58	93
Lantheus Holdings, Inc.(1)	484	13,991
Lexicon Pharmaceuticals, Inc.(1)	15	60
LifeStance Health Group, Inc.(1)	6	59
Ligand Pharmaceuticals, Inc.(1)	5	765
Lineage Cell Therapeutics, Inc.(1)	47	115
LivaNova Plc(1)	4	343
Lucid Diagnostics, Inc.(1)	1	5
Lyell Immunopharma, Inc.(1)	4	27
MacroGenics, Inc.(1)	2	29
Magellan Health, Inc.(1)	9	840
Magenta Therapeutics, Inc.(1)	1	5
MannKind Corp.(1)	83	361
Masimo Corp.(1)(2)	0	120
MaxCyte, Inc.(1)	15	150
McKesson Corp.	49	12,171
MEDNAX, Inc.(1)	13	364
MeiraGTx Holdings Plc(1)	10	245
Meridian Bioscience, Inc.(1)	14	290
Merit Medical Systems, Inc.(1)	2	133
Mersana Therapeutics, Inc.(1)	9	53
Mesa Laboratories, Inc.	2	608
MiMedx Group, Inc.(1)	14	83
Mirati Therapeutics, Inc.(1)(2)	0	36
Mirum Pharmaceuticals, Inc.(1)	1	14
ModivCare, Inc.(1)	98	14,563
Molina Healthcare, Inc.(1)	35	10,975
Monte Rosa Therapeutics, Inc.(1)	2	36
Multiplan Corp.(1)	120	531
Mustang Bio, Inc.(1)	26	44
Myriad Genetics, Inc.(1)	30	818
NanoString Technologies, Inc.(1)	1	59
NantHealth, Inc.(1)	4	5
Natera, Inc.(1)(2)	0	15
National HealthCare Corp.	13	853
Natus Medical, Inc.(1)	13	301
Nektar Therapeutics - Class A(1)	5	71
Neogen Corp.(1)	3	114
Neoleukin Therapeutics, Inc.(1)	10	48
Neuronetics, Inc.(1)	1	4
NexImmune, Inc.(1)	2	9
NextGen Healthcare, Inc.(1)	21	379
NGM Biopharmaceuticals, Inc.(1)	11	189
Nkarta, Inc.(1)	5	81
Nurix Therapeutics, Inc.(1)	1	32
Nuvalent, Inc. - Class A(1)	2	31
Nuvation Bio, Inc.(1)	9	79
Oak Street Health, Inc.(1)(2)	0	10
Olema Pharmaceuticals, Inc.(1)	5	47
Omega Therapeutics, Inc.(1)	1	12
OncoCyte Corp.(1)	7	14
Oncorus, Inc.(1)	8	40
Oncternal Therapeutics, Inc.(1)	16	37
OPKO Health, Inc.(1)	149	718
Option Care Health, Inc.(1)	59	1,687
OraSure Technologies, Inc.(1)	27	233
Organon & Co.	155	4,729
ORIC Pharmaceuticals, Inc.(1)	10	149
Orthofix Medical, Inc.(1)	7	221
Owens & Minor, Inc.	5	208
Oyster Point Pharma, Inc.(1)	4	71
Pacific Biosciences of California, Inc.(1)	39	808
Paragon 28, Inc.(1)	1	9
Passage Bio, Inc.(1)	14	88
Patterson Companies, Inc.	83	2,450
PerkinElmer, Inc.	4	768
Perrigo Co. Plc	4	154
Personalis, Inc.(1)	13	179
Pliant Therapeutics, Inc.(1)	1	11
Portage Biotech, Inc.(1)	1	16
Poseida Therapeutics, Inc.(1)	11	73
Praxis Precision Medicines, Inc.(1)	11	225
Precigen, Inc.(1)	5	17
Premier, Inc. - Class A	259	10,668
Prestige Consumer Healthcare, Inc.(1)	275	16,653
PROCEPT BioRobotics Corp.(1)(2)	0	11
Prometheus Biosciences, Inc.(1)	10	383
Prothena Corp. Plc(1)	3	155
Provention Bio, Inc.(1)	21	118
Pyxis Oncology, Inc.(1)	1	16
QIAGEN NV(1)	7	385
Quest Diagnostics, Inc.	4	637
Quidel Corp.(1)	1	151
Rain Therapeutics, Inc.(1)	2	22
Rallybio Corp.(1)	1	11
Rapid Micro Biosystems, Inc. - Class A(1)	1	12
Reata Pharmaceuticals, Inc. - Class A(1)	1	36
Recursion Pharmaceuticals, Inc. - Class A(1)	14	242
REGENXBIO, Inc.(1)	7	229
Relay Therapeutics, Inc.(1)	3	88
Reneo Pharmaceuticals, Inc.(1)	1	10
Repligen Corp.(1)(2)	0	25
Replimune Group, Inc.(1)	3	90
ResMed, Inc.(2)	0	112
REVOLUTION Medicines, Inc.(1)	19	482
Rhythm Pharmaceuticals, Inc.(1)	16	164
Royalty Pharma Plc - Class A	4	165
RxSight, Inc.(1)(2)	0	5
Sage Therapeutics, Inc.(1)	2	66
Sana Biotechnology, Inc.(1)	2	26
Sangamo Therapeutics, Inc.(1)	5	35
Scholar Rock Holding Corp.(1)	2	40
Seagen, Inc.(1)(2)	0	66
SeaSpine Holdings Corp.(1)	6	82
Seer, Inc. - Class A(1)	10	217

Select Medical Holdings Corp.	92	2,708
Selecta Biosciences, Inc.(1)	30	99
Sensei Biotherapeutics, Inc.(1)	8	44
Sera Prognostics, Inc. - Class A(1)	1	4
Shattuck Labs, Inc.(1)	2	15
Sientra, Inc.(1)	3	11
Sight Sciences, Inc.(1)	1	11
Sigilon Therapeutics, Inc.(1)	5	13
Signify Health, Inc. - Class A(1)	2	27
Silverback Therapeutics, Inc.(1)	8	51
Singular Genomics Systems, Inc.(1)	2	20
SOC Telemed, Inc. - Class A(1)	3	4
Solid Biosciences, Inc.(1)	22	39
Sorrento Therapeutics, Inc.(1)	11	51
Sotera Health Co.(1)	1,435	33,800
Spero Therapeutics, Inc.(1)	1	12
Spruce Biosciences, Inc.(1)	3	13
SQZ Biotechnologies Co.(1)	8	76
STERIS Plc	2	542
Supernus Pharmaceuticals, Inc.(1)	18	536
Surface Oncology, Inc.(1)	13	64
Sutro Biopharma, Inc.(1)	15	224
Syndax Pharmaceuticals, Inc.(1)	13	278
Syneos Health, Inc. - Class A(1)	277	28,472
Syros Pharmaceuticals, Inc.(1)	11	37
Talaris Therapeutics, Inc.(1)	2	38
Talis Biomedical Corp.(1)	5	22
Tandem Diabetes Care, Inc.(1)(2)	0	15
Tarsus Pharmaceuticals, Inc.(1)	1	12
Taysha Gene Therapies, Inc.(1)	1	17
TCR2 Therapeutics, Inc.(1)	11	53
Teladoc Health, Inc.(1)	5	419
Teleflex, Inc.	1	384
Tenaya Therapeutics, Inc.(1)	2	39
Tenet Healthcare Corp.(1)	35	2,854
Terns Pharmaceuticals, Inc.(1)	1	10
Theravance Biopharma, Inc.(1)	2	21
Theseus Pharmaceuticals, Inc.(1)	2	21
Tivity Health, Inc.(1)	7	178
Tonix Pharmaceuticals Holding Corp.(1)	165	59
Travere Therapeutics, Inc. - Class Preferre(1)	21	638
Trevena, Inc.(1)	40	24
Triple-S Management Corp. - Class B(1)	8	303
Turning Point Therapeutics, Inc.(1)	15	729
Tyra Biosciences, Inc.(1)	2	26
Ultragenyx Pharmaceutical, Inc.(1)(2)	0	41
United Therapeutics Corp.(1)	33	7,165
Universal Health Services, Inc. - Class B	153	19,783
UroGen Pharma Ltd.(1)	2	22
Utah Medical Products, Inc.	1	118
Vanda Pharmaceuticals, Inc.(1)	141	2,211
Varex Imaging Corp.(1)	25	793
Vaxart, Inc.(1)	4	25
Vaxcyte, Inc.(1)	11	252
VBI Vaccines, Inc.(1)	9	20
Ventyx Biosciences, Inc.(1)	2	31
Vera Therapeutics, Inc. - Class A(1)	1	39
Veracyte, Inc.(1)	25	1,039
Verve Therapeutics, Inc.(1)	2	90
Viatris, Inc.	270	3,646
Viemed Healthcare, Inc.(1)	12	60
Viking Therapeutics, Inc.(1)	26	119
Viracta Therapeutics, Inc.(1)	11	39
VistaGen Therapeutics, Inc.(1)	11	22
Vor BioPharma, Inc.(1)	6	73
Waters Corp.(1)(2)	0	48
Werewolf Therapeutics, Inc.(1)	3	37
XBiotech, Inc.	6	65
Xilio Therapeutics, Inc.(1)	1	17
XOMA Corp.(1)	2	42
Zimmer Biomet Holdings, Inc.	109	13,873
Zogenix, Inc.(1)	21	342

Total Healthcare		700,337

Industrials – 16.39%
AAR Corp.(1)	13	495
ABM Industries, Inc.	294	12,014
Acacia Research Corp.(1)	18	94
ACCO Brands Corp.	35	288
Acuity Brands, Inc.	34	7,128
ADT, Inc.	5	38
Advanced Drainage Systems, Inc.	59	8,077
Advent Technologies Holdings, Inc.(1)	1	10
AECOM(1)	4	319
Aerojet Rocketdyne Holdings, Inc.	6	269
AerSale Corp.(1)	3	61
AGCO Corp.	72	8,323
AgEagle Aerial Systems, Inc.(1)	9	14
Air Lease Corp. - Class A	158	6,987
Air Transport Services Group, Inc.(1)	22	648
Alamo Group, Inc.(2)	0	60
Alaska Air Group, Inc.(1)	352	18,342
Albany International Corp. - Class A	18	1,616
Allegion Plc	95	12,578
Allied Motion Technologies, Inc.(2)	0	12
Allison Transmission Holdings, Inc.	110	4,013
Alta Equipment Group, Inc.(1)	6	83
Altra Industrial Motion Corp.	377	19,418
AMERCO(2)	0	195
American Airlines Group, Inc.(1)	131	2,361
American Superconductor Corp.(1)	10	111
American Woodmark Corp.(1)	6	402
AMETEK, Inc.	329	48,394
AO Smith Corp.	4	344
API Group Corp.(1)	442	11,393
Apogee Enterprises, Inc.	9	448
ArcBest Corp.	53	6,396
Arcosa, Inc.	209	11,030
Argan, Inc.	6	214
Aris Water Solution, Inc. - Class A(1)	4	49
Armstrong World Industries, Inc.	44	5,084
Array Technologies, Inc.(1)	37	574
ASGN, Inc.(1)	102	12,566
Astec Industries, Inc.	8	588
Astronics Corp.(1)	9	112
Atkore, Inc.(1)	69	7,639
Atlas Air Worldwide Holdings, Inc.(1)	73	6,839
Atlas Technical Consultants, Inc.(1)	5	39
Avis Budget Group, Inc.(1)	15	3,201
AZEK Co., Inc. - Class A(1)	1	69
AZZ, Inc.	9	510
Babcock & Wilcox Enterprises, Inc.(1)	15	132

Barnes Group, Inc.	18	818
Barrett Business Services, Inc.	13	909
Beacon Roofing Supply, Inc.(1)	52	2,954
Beam Global(1)	1	10
Blue Bird Corp.(1)	3	48
Boise Cascade Co.	102	7,288
Brady Corp. - Class A	18	951
BrightView Holdings, Inc.(1)	15	215
Brink's Co.	278	18,244
Builders FirstSource, Inc.(1)	6	491
BWX Technologies, Inc.	174	8,330
CACI International, Inc. - Class A(1)	125	33,614
Cadre Holdings, Inc.	10	256
Caesarstone Ltd.	8	96
Carlisle Companies, Inc.	1	236
Carrier Global Corp.	14	764
Casella Waste Systems, Inc. - Class A(1)	175	14,948
CBIZ, Inc.(1)	382	14,931
CECO Environmental Corp.(1)	57	353
CH Robinson Worldwide, Inc.	3	342
Charah Solutions, Inc.(1)	51	242
ChargePoint Holdings, Inc.(1)	7	129
Chart Industries, Inc.(1)	5	870
Cintas Corp.(2)	0	75
Clarivate Plc(1)	13	309
Clean Harbors, Inc.(1)	2	153
Colfax Corp.(1)	629	28,919
Columbus McKinnon Corp.	10	478
Commercial Vehicle Group, Inc.(1)	7	59
CompX International, Inc.	1	11
Concrete Pumping Holdings, Inc.(1)	10	82
Copa Holdings SA - Class A(1)	1	82
Core & Main, Inc. - Class A(1)	1	16
CoreCivic, Inc.(1)	202	2,014
Cornerstone Building Brands, Inc.(1)	109	1,901
Costamare, Inc.	20	252
CoStar Group, Inc.(1)	3	207
Covenant Logistics Group, Inc. - Class A(1)	5	122
CRA International, Inc.(2)	0	43
Crane Co.	134	13,643
Cummins, Inc.	47	10,265
Curtiss-Wright Corp.	90	12,428
Custom Truck One Source, Inc.(1)	12	92
Delta Air Lines, Inc.(1)	153	5,983
Deluxe Corp.	138	4,423
Desktop Metal, Inc. - Class A(1)	25	121
DIRTT Environmental Solutions(1)	88	192
Donaldson Co., Inc.	3	196
Dover Corp.	165	29,941
Driven Brands Holdings, Inc.(1)	2	55
Ducommun, Inc.(1)	4	186
Dun & Bradstreet Holdings, Inc.(1)	5	99
DXP Enterprises, Inc.(1)	40	1,022
Dycom Industries, Inc.(1)	26	2,425
Eagle Bulk Shipping, Inc.	3	150
Eaton Corp. Plc	152	26,228
EMCOR Group, Inc.	58	7,404
Encore Wire Corp.	7	1,056
Enerpac Tool Group Corp. - Class A	124	2,517
EnerSys	14	1,127
Ennis, Inc.	9	182
EnPro Industries, Inc.	14	1,564
Equifax, Inc.	2	663
ESCO Technologies, Inc.	137	12,363
Expeditors International of Washington, Inc.	64	8,541
Fastenal Co.	2	125
First Advantage Corp.(1)	2	35
Flowserve Corp.	4	119
Fluence Energy, Inc. - Class A(1)	1	23
Fluor Corp.(1)	53	1,314
Fortive Corp.	10	756
Fortune Brands Home & Security, Inc.	3	329
Forward Air Corp.	193	23,313
FTI Consulting, Inc.(1)	1	152
FuelCell Energy, Inc.(1)	32	165
Gates Industrial Corp. Plc(1)	128	2,032
GATX Corp.	13	1,372
Genco Shipping & Trading Ltd.	12	192
General Dynamics Corp.	57	11,844
Gibraltar Industries, Inc.(1)	224	14,932
Global Industrial Co.	1	42
GMS, Inc.(1)	121	7,292
Gorman-Rupp Co.	7	309
Graco, Inc.	2	155
GrafTech International Ltd.	8	99
Graham Corp.	19	236
Granite Construction, Inc.	17	665
Great Lakes Dredge & Dock Corp.(1)	24	377
Greenbrier Companies, Inc.	12	547
Griffon Corp.	17	493
GXO Logistics, Inc.(1)(2)	0	36
Harsco Corp.(1)	674	11,257
Hawaiian Holdings, Inc.(1)	19	348
Healthcare Services Group, Inc.	48	855
Heartland Express, Inc.	17	294
HEICO Corp.	1	131
HEICO Corp. - Class A	2	210
Heidrick & Struggles International, Inc.	4	187
Heritage-Crystal Clean, Inc.(1)	4	116
Herman Miller, Inc.	314	12,295
Hexcel Corp.(1)	183	9,470
Hillenbrand, Inc.	114	5,917
HireQuest, Inc.(2)	0	5
HireRight Holdings Corp.(1)	306	4,891
HNI Corp.	15	610
Howmet Aerospace, Inc.	493	15,699
Hub Group, Inc. - Class A(1)	12	1,047
Hubbell, Inc. - Class B	60	12,536
Huntington Ingalls Industries, Inc.	76	14,117
Huron Consulting Group, Inc.(1)	7	363
Hyliion Holdings Corp.(1)	36	221
Hyster-Yale Materials Handling, Inc.	4	151
ICF International, Inc.	156	15,981
Ideanomics, Inc.(1)	164	197
IDEX Corp.	2	544
IHS Markit Ltd.	11	1,509
Infrastructure & Energy Alternatives, Inc.(1)	6	59
Ingersoll Rand, Inc.	12	759
INNOVATE Corp.(1)	17	64
Insteel Industries, Inc.	6	255
Interface, Inc. - Class A	17	273

ITT, Inc.	138	14,116
Jacobs Engineering Group, Inc.	4	546
JB Hunt Transport Services, Inc.(2)	0	59
JELD-WEN Holding, Inc.(1)	20	538
JetBlue Airways Corp.(1)	9	133
Kaman Corp.	10	444
KAR Auction Services, Inc.(1)	154	2,404
Karat Packaging, Inc.(1)	9	191
KBR, Inc.	326	15,533
Kelly Services, Inc. - Class A	13	221
Kennametal, Inc.	31	1,120
Kimball International, Inc. - Class B	14	140
Kirby Corp.(1)	221	13,131
Knight-Swift Transportation Holdings, Inc. - Class A	5	299
Korn Ferry	49	3,741
Kratos Defense & Security Solutions, Inc.(1)	36	691
L3Harris Technologies, Inc.	58	12,301
Landstar System, Inc.(2)	0	24
Legalzoom.com, Inc.(1)(2)	0	4
Leidos Holdings, Inc.	113	10,001
Lennox International, Inc.	1	327
Lindsay Corp.(2)	0	58
Loomis AB - Class B	42	1,122
Luxfer Holdings Plc	24	466
Manitowoc Co., Inc.(1)	13	240
ManpowerGroup, Inc.	60	5,852
ManTech International Corp. - Class A	10	749
Marten Transport Ltd.	22	381
Masco Corp.	136	9,523
MasTec, Inc.(1)	2	161
Matrix Service Co.(1)	10	72
Matson, Inc.	16	1,400
Matthews International Corp. - Class A	12	428
Maxar Technologies, Inc.	193	5,685
Mayville Engineering Co., Inc.(1)	3	48
McGrath RentCorp	3	226
Mercury Systems, Inc.(1)	2	91
Meritor, Inc.(1)	4	94
Mesa Air Group, Inc.(1)	13	70
Middleby Corp.(1)	1	233
Miller Industries, Inc.	4	135
Mistras Group, Inc.(1)	8	57
Moog, Inc. - Class A	62	5,024
MRC Global, Inc.(1)	30	206
MSA Safety, Inc.	1	118
MSC Industrial Direct Co., Inc. - Class A	1	114
Mueller Industries, Inc.	13	765
Mueller Water Products, Inc. - Class A	55	791
MYR Group, Inc.(1)	2	176
National Presto Industries, Inc.	2	155
Nielsen Holdings Plc	11	219
NL Industries, Inc.	3	20
NN, Inc.(1)	16	65
Nordson Corp.	1	373
Norfolk Southern Corp.	39	11,646
Northwest Pipe Co.(1)	4	115
NOW, Inc.(1)	41	354
NV5 Global, Inc.(1)	4	517
nVent Electric Plc	481	18,292
Old Dominion Freight Line, Inc.(2)	0	88
Oshkosh Corp.	181	20,449
Otis Worldwide Corp.	197	17,150
Owens Corning	127	11,528
PACCAR, Inc.	10	914
PAM Transportation Services, Inc.(1)	1	82
Park Aerospace Corp.	7	95
Parker-Hannifin Corp.	106	33,642
Park-Ohio Holdings Corp.	3	70
Parsons Corp.(1)	10	334
Pentair Plc	5	363
PGT Innovations, Inc.(1)	11	254
Powell Industries, Inc.	3	100
Preformed Line Products Co.	1	69
Primoris Services Corp.	20	477
Proto Labs, Inc.(1)	9	450
Quanex Building Products Corp.	13	311
Quanta Services, Inc.	4	491
Radiant Logistics, Inc.(1)	14	102
RBC Bearings, Inc.(1)	9	1,813
Regal Rexnord Corp.	63	10,729
Republic Services, Inc. - Class A	105	14,575
Resideo Technologies, Inc.(1)	331	8,614
Resources Connection, Inc.	12	212
REV Group, Inc.	9	129
Robert Half International, Inc.	125	13,928
Rockwell Automation, Inc.	1	483
Rollins, Inc.	1	17
Romeo Power, Inc.(1)	10	35
RR Donnelley & Sons Co.(1)	26	298
Rush Enterprises, Inc. - Class A	16	884
Rush Enterprises, Inc. - Class B	2	130
Ryder System, Inc.	41	3,348
Safe Bulkers, Inc.(1)	23	88
Schneider National, Inc. - Class B	262	7,060
Science Applications International Corp.	86	7,161
Sensata Technologies Holding Plc(1)	359	22,167
Shoals Technologies Group, Inc. - Class A(1)	3	75
SiteOne Landscape Supply, Inc.(1)	1	153
SkyWest, Inc.(1)	19	732
Snap-on, Inc.	25	5,451
Southwest Airlines Co.(1)	18	770
Spirit AeroSystems Holdings, Inc. - Class A	2	96
Spirit Airlines, Inc.(1)	37	802
SPX Corp.(1)	3	165
SPX FLOW, Inc.	14	1,232
Standex International Corp.	122	13,542
Stanley Black & Decker, Inc.	5	922
Steelcase, Inc. - Class A	33	382
Stericycle, Inc.(1)	144	8,570
Sterling Check Corp.(1)	3	65
Sterling Construction Co., Inc.(1)	8	215
Sunrun, Inc.(1)	6	211
Team, Inc.(1)	10	11
Tecnoglass, Inc.	49	1,270
Textainer Group Holdings Ltd.	195	6,960
Textron, Inc.	332	25,599
Thermon Group Holdings, Inc.(1)	12	209
Timken Co.	131	9,096
Titan International, Inc.(1)	16	178
Titan Machinery, Inc.(1)	7	246
Toro Co.(2)	0	18

Trane Technologies Plc	4	755
TransDigm Group, Inc.(1)	1	712
TransUnion	2	215
Trinity Industries, Inc.	29	872
Triton International Ltd.	134	8,076
Triumph Group, Inc.(1)	24	444
TrueBlue, Inc.(1)	13	365
TuSimple Holdings, Inc. - Class A(1)	4	127
Tutor Perini Corp.(1)	15	190
UFP Industries, Inc.	2	199
UniFirst Corp.	6	1,186
United Airlines Holdings, Inc.(1)	78	3,395
United Rentals, Inc.(1)	15	5,093
Univar Solutions, Inc.(1)	294	8,342
Universal Logistics Holdings, Inc.	1	10
US Ecology, Inc.(1)	196	6,255
US Xpress Enterprises, Inc. - Class A(1)	10	58
Valmont Industries, Inc.	1	156
Vectrus, Inc.(1)	4	199
Verisk Analytics, Inc. - Class A	2	399
Veritiv Corp.(1)	5	657
Vertiv Holdings Co. - Class A	311	7,755
View, Inc.(1)	52	202
Virgin Galactic Holdings, Inc.(1)(2)	0	6
VSE Corp.	4	241
Wabash National Corp.	84	1,642
Wabtec Corp.	5	504
Watsco, Inc.	1	311
Watts Water Technologies, Inc. - Class A	5	881
Werner Enterprises, Inc.	20	971
WESCO International, Inc.(1)	241	31,703
Willdan Group, Inc.(1)	1	27
Willis Lease Finance Corp.(1)	1	35
WillScot Mobile Mini Holdings Corp. - Class A(1)	1,204	49,169
Woodward, Inc.	2	189
WW Grainger, Inc.(2)	0	122
XPO Logistics, Inc.(1)	95	7,374
Xylem, Inc.	2	221
Yellow Corp.(1)	18	224
Zurn Water Solutions Corp.	21	780

Total Industrials		1,219,197

Information Technology – 9.85%
3D Systems Corp.(1)	4	87
8x8, Inc.(1)	194	3,247
A10 Networks, Inc.	4	65
ACI Worldwide, Inc.(1)	162	5,610
ADTRAN, Inc.	17	386
Advanced Energy Industries, Inc.	7	680
Aeva Technologies, Inc.(1)	39	298
Agilysys, Inc.(1)	1	41
Akamai Technologies, Inc.(1)	5	569
Alkami Technology, Inc.(1)	1	15
Alliance Data Systems Corp.	347	23,125
Alpha & Omega Semiconductor Ltd.(1)	1	85
Amdocs Ltd.	79	5,920
American Software, Inc. - Class A	3	70
Amkor Technology, Inc.	394	9,760
Amphenol Corp. - Class A	5	449
Analog Devices, Inc.	56	9,827
ANSYS, Inc.(1)	2	621
Arista Networks, Inc.(1)	1	112
Arrow Electronics, Inc.(1)	89	11,981
Arteris, Inc.(1)	1	14
Asana, Inc. - Class A(1)	2	163
Avaya Holdings Corp.(1)	255	5,045
Aviat Networks, Inc.(1)	2	80
AvidXchange Holdings, Inc.(1)	2	23
Avnet, Inc.	76	3,153
AXT, Inc.(1)	15	133
Azenta, Inc.(2)	0	40
Belden, Inc.	219	14,420
Benchmark Electronics, Inc.	13	355
Benefitfocus, Inc.(1)	3	27
Black Knight, Inc.(1)	5	380
Bottomline Technologies DE, Inc.(1)	14	782
Broadridge Financial Solutions, Inc.(2)	0	58
C3.ai, Inc. - Class A(1)	1	42
Calix, Inc.(1)	4	286
Cass Information Systems, Inc.	4	171
CDK Global, Inc.	3	128
CDW Corp.	30	6,210
Ceridian HCM Holding, Inc.(1)	4	416
ChannelAdvisor Corp.(1)	3	78
Check Point Software Technologies Ltd.(1)	158	18,375
Ciena Corp.(1)	5	359
Cirrus Logic, Inc.(1)	34	3,114
Citrix Systems, Inc.	2	226
Cleanspark, Inc.(1)	13	123
Cloudflare, Inc. - Class A(1)(2)	0	57
Cognizant Technology Solutions Corp. - Class A	245	21,705
Coherent, Inc.(1)	10	2,656
Cohu, Inc.(1)	219	8,335
Comtech Telecommunications Corp.	10	232
Concentrix Corp.	1	228
Conduent, Inc.(1)	63	335
Consensus Cloud Solutions, Inc.(1)	12	670
Corning, Inc.	15	571
Couchbase, Inc.(1)	1	22
CS Disco, Inc.(1)	2	59
CSG Systems International, Inc.	6	371
CTS Corp.	9	342
Daktronics, Inc.(1)	13	64
Datto Holding Corp.(1)	1	19
Digi International, Inc.(1)	13	312
DigitalOcean Holdings, Inc.(1)	1	86
Diodes, Inc.(1)	43	4,681
Dolby Laboratories, Inc. - Class A	2	183
Duck Creek Technologies, Inc.(1)	2	50
DXC Technology Co.(1)	122	3,934
Dynatrace, Inc.(1)(2)	0	20
DZS, Inc.(1)	4	59
E2open Parent Holdings, Inc.(1)	74	836
Eastman Kodak Co.(1)	1	5
Ebix, Inc.	10	303
eGain Corp.(1)	5	45
EMCORE Corp.(1)	11	80
Enfusion, Inc. - Class A(1)	2	40
EngageSmart, Inc.(1)	1	35
Entegris, Inc.	55	7,651
Envestnet, Inc.(1)	1	104
ePlus, Inc.(1)	10	543

Euronet Worldwide, Inc.(1)	14	1,628
EverCommerce, Inc.(1)	2	24
EVERTEC, Inc.	257	12,840
F5, Inc.(1)	18	4,388
Fabrinet(1)	2	233
FARO Technologies, Inc.(1)	3	237
Fastly, Inc. - Class A(1)	3	112
Fidelity National Information Services, Inc.	124	13,482
First Solar, Inc.(1)	3	282
FleetCor Technologies, Inc.(1)	2	418
Flex Ltd.(1)	397	7,273
Flywire Corp.(1)	4	142
FormFactor, Inc.(1)	289	13,234
Genpact Ltd.	5	280
Global Payments, Inc.	76	10,337
GLOBALFOUNDRIES, Inc.(1)	1	48
GoDaddy, Inc. - Class A(1)	5	392
GTY Technology Holdings, Inc.(1)	12	83
Guidewire Software, Inc.(1)	3	292
Hackett Group, Inc.	1	17
Harmonic, Inc.(1)	28	326
Hewlett Packard Enterprise Co.	472	7,450
HP, Inc.	439	16,543
IBEX Holdings Ltd.(1)	24	304
Ichor Holdings Ltd.(1)	4	168
Identiv, Inc.(1)	1	20
II-VI, Inc.(1)	63	4,329
Informatica, Inc. - Class A(1)(2)	0	10
Inseego Corp.(1)	25	148
Insight Enterprises, Inc.(1)	8	896
Instructure Holdings, Inc.(1)	4	90
Intapp, Inc.(1)	1	21
InterDigital, Inc.	7	499
IPG Photonics Corp.(1)	1	178
Itron, Inc.(1)	3	209
Jabil, Inc.	123	8,641
Jack Henry & Associates, Inc.	2	279
Jamf Holding Corp.(1)(2)	0	10
Juniper Networks, Inc.	134	4,773
Kaltura, Inc.(1)	3	10
Keysight Technologies, Inc.(1)	92	18,969
Kimball Electronics, Inc.(1)	9	185
KLA Corp.	19	8,243
Knowles Corp.(1)	33	773
Kulicke & Soffa Industries, Inc.	35	2,100
KVH Industries, Inc.(1)	6	51
Limelight Networks, Inc.(1)	47	160
Littelfuse, Inc.	1	224
LiveRamp Holdings, Inc.(1)	25	1,184
Lumentum Holdings, Inc.(1)	2	232
Mandiant, Inc.(1)	5	93
Manhattan Associates, Inc.(1)	1	137
Marathon Digital Holdings, Inc.(1)	33	1,101
Marvell Technology, Inc.	25	2,177
MAXIMUS, Inc.	233	18,556
McAfee Corp. - Class A	1	14
MeridianLink, Inc.(1)	1	22
Methode Electronics, Inc.	560	27,553
Microchip Technology, Inc.	3	226
MKS Instruments, Inc.(2)	0	45
Model N, Inc.(1)	1	31
MoneyGram International, Inc.(1)	33	263
Motorola Solutions, Inc.	225	61,260
N-able, Inc.(1)	1,657	18,394
National Instruments Corp.	4	175
NCR Corp.(1)	108	4,346
NeoPhotonics Corp.(1)	19	295
NetApp, Inc.	190	17,507
NETGEAR, Inc.(1)	11	318
NetScout Systems, Inc.(1)	26	869
nLight, Inc.(1)	108	2,576
NortonLifeLock, Inc.	556	14,447
Nuance Communications, Inc.(1)	5	299
NVE Corp.(2)	0	8
NXP Semiconductors NV	105	23,937
ON Semiconductor Corp.(1)	6	402
ON24, Inc.(1)	3	60
Onto Innovation, Inc.(1)	12	1,262
OSI Systems, Inc.(1)	6	522
Paya Holdings, Inc. - Class A(1)	1,047	6,637
Paychex, Inc.	1	170
Paycor HCM, Inc.(1)(2)	0	6
Paysafe Ltd.(1)	21	83
PC Connection, Inc.	4	180
PDF Solutions, Inc.(1)	11	354
Pegasystems, Inc.(2)	0	8
Perficient, Inc.(1)	106	13,742
Photronics, Inc.(1)	22	417
Ping Identity Holding Corp.(1)	23	520
Plantronics, Inc.(1)	9	269
Plexus Corp.(1)	263	25,181
Procore Technologies, Inc.(1)	1	41
Pure Storage, Inc. - Class A(1)	1	18
Qorvo, Inc.(1)	183	28,556
Quantum Corp.(1)	22	124
Rackspace Technology, Inc.(1)	6	75
Rambus, Inc.(1)	537	15,788
Rekor Systems, Inc.(1)	4	28
Remitly Global, Inc.(1)	1	15
Repay Holdings Corp. - Class A(1)	18	332
Ribbon Communications, Inc.(1)	27	162
Rogers Corp.(1)	1	229
Sabre Corp.(1)	427	3,666
Sanmina Corp.(1)	79	3,280
ScanSource, Inc.(1)	9	330
Seagate Technology Holdings Plc	125	14,145
SecureWorks Corp. - Class A(1)	4	60
Semtech Corp.(1)	88	7,860
SkyWater Technology, Inc.(1)(2)	0	4
Skyworks Solutions, Inc.	3	411
Smith Micro Software, Inc.(1)	17	85
Softchoice Corp.	424	7,154
SolarWinds Corp.	410	5,822
SS&C Technologies Holdings, Inc.	7	556
StarTek, Inc.(1)	6	30
StoneCo Ltd. - Class A(1)(2)	0	8
Stronghold Digital Mining, Inc. - Class A(1)	1	9
SunPower Corp. - Class A(1)	6	128
Super Micro Computer, Inc.(1)	16	716
Synopsys, Inc.(1)	2	619
TD SYNNEX Corp.	18	2,052

TE Connectivity Ltd.	154	24,909
Teledyne Technologies, Inc.(1)	1	610
Teradata Corp.(1)	63	2,666
Thoughtworks Holding, Inc.(1)	1	22
Trimble, Inc.(1)	8	661
TTM Technologies, Inc.(1)	214	3,194
Turtle Beach Corp.(1)	1	23
Tyler Technologies, Inc.(1)(2)	0	87
Ubiquiti, Inc.(2)	0	7
Unisys Corp.(1)	5	110
Veeco Instruments, Inc.(1)	19	532
Verint Systems, Inc.(1)	213	11,165
VeriSign, Inc.(1)	3	747
Viasat, Inc.(1)	2	94
Viavi Solutions, Inc.(1)	10	185
VirnetX Holding Corp.(1)	24	62
Vishay Intertechnology, Inc.	170	3,724
Vishay Precision Group, Inc.(1)	5	173
Vontier Corp.	27	814
Weave Communications, Inc.(1)(2)	0	7
Western Digital Corp.(1)	163	10,599
Western Union Co.	194	3,463
WEX, Inc.(1)(2)	0	62
WNS Holdings Ltd. - ADR(1)	51	4,470
Wolfspeed, Inc.(1)	4	391
Xerox Holdings Corp.	94	2,128
Xperi Holding Corp.	39	740

Total Information Technology		732,959

Materials – 7.36%
AdvanSix, Inc.	10	485
Albemarle Corp.	4	827
Alcoa Corp.	6	340
Allegheny Technologies, Inc.(1)	19	297
Amcor Plc	47	561
American Vanguard Corp.	8	135
Amyris, Inc.(1)	59	318
AptarGroup, Inc.	2	242
Arconic Corp.(1)	292	9,638
Ardagh Group SA - Class A(2)(5)	0	9
Ardagh Metal Packaging SA(1)	818	7,383
Ashland Global Holdings, Inc.	144	15,540
Avery Dennison Corp.	88	19,062
Avient Corp.	506	28,320
Axalta Coating Systems Ltd.(1)	1,055	34,943
Ball Corp.	7	652
Berry Global Group, Inc.(1)	307	22,663
Cabot Corp.	62	3,484
Carpenter Technology Corp.	18	519
Celanese Corp. - Class A	38	6,404
Century Aluminum Co.(1)	18	299
CF Industries Holdings, Inc.	6	459
Chase Corp.	2	204
Chemours Co.	123	4,115
Clearwater Paper Corp.(1)	6	225
Cleveland-Cliffs, Inc.(1)	14	303
Coeur Mining, Inc.(1)	30	151
Commercial Metals Co.	45	1,624
Constellium SE - Class A(1)	646	11,562
Corteva, Inc.	337	15,936
Crown Holdings, Inc.	438	48,503
Diversey Holdings Ltd.(1)	833	11,091
DuPont de Nemours, Inc.	183	14,765
Eagle Materials, Inc.	1	199
Eastman Chemical Co.	74	8,942
Ecovyst, Inc.	19	195
Element Solutions, Inc.	1,136	27,574
Ferro Corp.(1)	5	114
FMC Corp.	393	43,151
Freeport-McMoRan, Inc.	404	16,861
FutureFuel Corp.	11	82
Gatos Silver, Inc.(1)	3	28
GCP Applied Technologies, Inc.(1)	18	579
Glatfelter Corp.	16	281
Graphic Packaging Holding Co.	1,006	19,617
Greif, Inc. - Class A	112	6,747
Greif, Inc. - Class B	2	119
Hawkins, Inc.	2	95
Haynes International, Inc.	5	192
HB Fuller Co.	227	18,364
Hecla Mining Co.	140	728
Huntsman Corp.	143	4,991
Ingevity Corp.(1)	106	7,620
Innospec, Inc.	6	571
International Flavors & Fragrances, Inc.	8	1,163
International Paper Co.	108	5,056
Intrepid Potash, Inc.(1)	4	161
Kaiser Aluminum Corp.	163	15,269
Koppers Holdings, Inc.(1)	92	2,876
Kraton Corp.(1)	12	545
Kronos Worldwide, Inc.	7	106
Louisiana-Pacific Corp.	2	192
LyondellBasell Industries NV - Class A	85	7,811
Martin Marietta Materials, Inc.	2	832
Materion Corp.	5	427
Minerals Technologies, Inc.	35	2,596
Mosaic Co.	150	5,913
Myers Industries, Inc.	7	140
Neenah, Inc.	6	290
NewMarket Corp.(2)	0	67
Nucor Corp.	9	988
O-I Glass, Inc.(1)	178	2,146
Olin Corp.	4	229
Olympic Steel, Inc.	4	84
Packaging Corp. of America	3	384
Pactiv Evergreen, Inc.	633	8,024
PolyMet Mining Corp.(1)	7	17
PPG Industries, Inc.	55	9,482
Ranpak Holdings Corp. - Class A(1)	12	440
Rayonier Advanced Materials, Inc.(1)	24	135
Reliance Steel & Aluminum Co.	46	7,453
Royal Gold, Inc.	2	205
RPM International, Inc.	2	165
Ryerson Holding Corp.	2	62
Schnitzer Steel Industries, Inc. - Class A	9	462
Schweitzer-Mauduit International, Inc.	61	1,824
Sealed Air Corp.	114	7,677
Sensient Technologies Corp.	8	767
Silgan Holdings, Inc.	331	14,168
Sonoco Products Co.	3	172
Steel Dynamics, Inc.	97	6,014
Stepan Co.	7	907

Summit Materials, Inc. - Class A(1)	44	1,781
SunCoke Energy, Inc.	31	202
Sylvamo Corp.(1)	8	232
TimkenSteel Corp.(1)	17	284
Tredegar Corp.	2	19
TriMas Corp.	315	11,650
Trinseo Plc	40	2,072
Tronox Holdings Plc - Class A	43	1,029
UFP Technologies, Inc.(1)	2	164
United States Lime & Minerals, Inc.	1	91
United States Steel Corp.	8	197
Valhi, Inc.	1	21
Valvoline, Inc.	5	202
Verso Corp. - Class A	10	269
Vulcan Materials Co.	4	832
Warrior Met Coal, Inc.	17	444
Westlake Chemical Corp.	1	78
Westrock Co.	77	3,437
Worthington Industries, Inc.	12	671
Zymergen, Inc.(1)	24	160

Total Materials		547,193

Real Estate – 6.05%
Acadia Realty Trust	32	703
Agree Realty Corp.	26	1,834
Alexander & Baldwin, Inc.	27	683
Alexandria Real Estate Equities, Inc.	5	1,043
American Assets Trust, Inc.	19	703
American Campus Communities, Inc.	4	241
American Finance Trust, Inc.	43	396
American Homes 4 Rent - Class A	251	10,949
Americold Realty Trust	8	265
Apartment Income REIT Corp.	5	258
Apartment Investment & Management Co. - Class A(1)	57	437
Apple Hospitality REIT, Inc.	80	1,297
Armada Hoffler Properties, Inc.	22	341
Ashford Hospitality Trust, Inc.(1)	6	60
AvalonBay Communities, Inc.	4	1,072
Boston Properties, Inc.	5	544
Braemar Hotels & Resorts, Inc.(1)	19	98
Brandywine Realty Trust	400	5,367
Brixmor Property Group, Inc.	411	10,443
Broadstone Net Lease, Inc. - Class A	420	10,434
BRT Apartments Corp.	4	105
Camden Property Trust	3	536
CareTrust REIT, Inc.	80	1,815
CatchMark Timber Trust, Inc. - Class A	6	49
CBRE Group, Inc. - Class A(1)	10	1,038
Centerspace	5	587
Chatham Lodging Trust(1)	123	1,693
City Office REIT, Inc.	132	2,603
Clipper Realty, Inc.	1	6
Community Healthcare Trust, Inc.	3	154
CorePoint Lodging, Inc.(1)	15	233
Corporate Office Properties Trust	42	1,183
Cousins Properties, Inc.	275	11,076
CTO Realty Growth, Inc.	2	131
CubeSmart	425	24,199
CyrusOne, Inc.	4	345
DiamondRock Hospitality Co.(1)	78	750
DigitalBridge Group, Inc.(1)	181	1,511
Diversified Healthcare Trust	351	1,086
Douglas Emmett, Inc.	327	10,962
Duke Realty Corp.	307	20,132
Easterly Government Properties, Inc. - Class A	58	1,339
Empire State Realty Trust, Inc. - Class A	834	7,423
EPR Properties	2	105
Equity Commonwealth(1)	44	1,128
Equity LifeStyle Properties, Inc.	3	221
Equity Residential	193	17,449
Essential Properties Realty Trust, Inc.	45	1,306
Essex Property Trust, Inc.	37	12,942
Extra Space Storage, Inc.	4	821
Farmland Partners, Inc.	10	125
Federal Realty Investment Trust	2	316
First Industrial Realty Trust, Inc.	4	264
Forestar Group, Inc.(1)	5	103
Four Corners Property Trust, Inc.	73	2,160
Franklin Street Properties Corp.	247	1,472
FRP Holdings, Inc.(1)	3	148
Gaming & Leisure Properties, Inc.	119	5,779
Getty Realty Corp.	35	1,133
Gladstone Commercial Corp.	10	259
Gladstone Land Corp.	5	158
Global Medical REIT, Inc.	22	399
Global Net Lease, Inc.	230	3,509
Healthcare Realty Trust, Inc.	70	2,204
Healthcare Trust of America, Inc. - Class A	7	217
Healthpeak Properties, Inc.	265	9,561
Hersha Hospitality Trust - Class A(1)	12	114
Highwoods Properties, Inc.	16	732
Host Hotels & Resorts, Inc.(1)	21	371
Hudson Pacific Properties, Inc.	4	109
Independence Realty Trust, Inc.	39	1,015
Indus Realty Trust, Inc.(2)	0	35
Industrial Logistics Properties Trust	522	13,076
Innovative Industrial Properties, Inc. - Class A	4	1,116
Invitation Homes, Inc.	18	820
Iron Mountain, Inc.	133	6,969
iStar, Inc.	25	651
JBG SMITH Properties	4	107
Jones Lang LaSalle, Inc.(1)	20	5,488
Kennedy-Wilson Holdings, Inc.	44	1,060
Kilroy Realty Corp.	123	8,180
Kimco Realty Corp.	18	432
Kite Realty Group Trust	116	2,520
Lamar Advertising Co. - Class A	68	8,285
Lexington Realty Trust	662	10,346
Life Storage, Inc.	55	8,351
LTC Properties, Inc.	15	496
Macerich Co.	80	1,379
Mack-Cali Realty Corp.(1)	33	605
Marcus & Millichap, Inc.(1)	8	409
Medical Properties Trust, Inc.	336	7,940
Mid-America Apartment Communities, Inc.	3	801
Monmouth Real Estate Investment Corp.	30	637
National Health Investors, Inc.	29	1,678
National Retail Properties, Inc.	5	254
National Storage Affiliates Trust	117	8,073
NETSTREIT Corp.	15	342
NexPoint Residential Trust, Inc.	7	560
Office Properties Income Trust	115	2,856

Omega Healthcare Investors, Inc.	196	5,792
One Liberty Properties, Inc.	6	216
Opendoor Technologies, Inc.(1)	11	159
Orion Office REIT, Inc.(1)	2	31
Outfront Media, Inc.	44	1,168
Paramount Group, Inc.	465	3,876
Park Hotels & Resorts, Inc.(1)	7	134
Pebblebrook Hotel Trust	609	13,621
Phillips Edison & Co., Inc.	265	8,756
Physicians Realty Trust	529	9,970
Piedmont Office Realty Trust, Inc. - Class A	240	4,409
Plymouth Industrial REIT, Inc.	12	373
Postal Realty Trust, Inc. - Class A	5	94
PotlatchDeltic Corp.	243	14,654
Preferred Apartment Communities, Inc. - Class A	19	350
PS Business Parks, Inc.	1	216
Rayonier, Inc.	108	4,355
Re/Max Holdings, Inc. - Class A	7	212
Realogy Holdings Corp.(1)	43	724
Realty Income Corp.	17	1,228
Regency Centers Corp.	211	15,924
Retail Opportunity Investments Corp.	44	869
Retail Value, Inc.	7	42
Rexford Industrial Realty, Inc.	5	374
RLJ Lodging Trust	62	863
RMR Group, Inc. - Class A	5	180
RPT Realty	31	413
Ryman Hospitality Properties, Inc.(1)	42	3,902
Sabra Health Care REIT, Inc.	397	5,376
Safehold, Inc.	3	204
Saul Centers, Inc.(2)	0	23
SBA Communications Corp. - Class A	3	1,067
Seritage Growth Properties(1)	14	186
Service Properties Trust	177	1,560
Simon Property Group, Inc.	1	211
SITE Centers Corp.	65	1,030
SL Green Realty Corp.	2	144
Spirit Realty Capital, Inc.	4	183
STAG Industrial, Inc.	66	3,152
STORE Capital Corp.	7	252
Summit Hotel Properties, Inc.(1)	74	718
Sun Communities, Inc.	3	730
Sunstone Hotel Investors, Inc.(1)	82	957
Tanger Factory Outlet Centers, Inc.	216	4,161
Tejon Ranch Co.(1)	8	146
Terreno Realty Corp.	27	2,343
The GEO Group, Inc.	43	331
The Howard Hughes Corp.(1)	1	126
UDR, Inc.	72	4,300
UMH Properties, Inc.	2	60
Uniti Group, Inc.	314	4,394
Universal Health Realty Income Trust(2)	0	22
Urban Edge Properties	43	820
Urstadt Biddle Properties, Inc. - Class A	11	242
Ventas, Inc.	12	619
VICI Properties, Inc.	19	576
Vornado Realty Trust	5	226
Washington Real Estate Investment Trust	32	819
Welltower, Inc.	200	17,170
Weyerhaeuser Co.	247	10,177
Whitestone REIT - Class B	17	170
WP Carey, Inc.	6	457
Xenia Hotels & Resorts, Inc.(1)	43	774

Total Real Estate		450,341

Utilities – 5.20%
AES Corp.	20	487
ALLETE, Inc.	20	1,299
Alliant Energy Corp.	371	22,816
Ameren Corp.	258	22,921
American Electric Power Co., Inc.	74	6,626
American States Water Co.	7	688
American Water Works Co., Inc.	5	1,038
Artesian Resources Corp. - Class A	3	143
Atmos Energy Corp.	4	412
Avangrid, Inc.	2	83
Avista Corp.	26	1,119
Black Hills Corp.	222	15,682
Brookfield Infrastructure Corp. - Class A	23	1,576
Brookfield Renewable Corp. - Class A	3	105
Cadiz, Inc.(1)	7	29
California Water Service Group	20	1,408
CenterPoint Energy, Inc.	812	22,658
Chesapeake Utilities Corp.	6	936
Clearway Energy, Inc. - Class A	10	349
Clearway Energy, Inc. - Class C	22	807
CMS Energy Corp.	372	24,222
Consolidated Edison, Inc.	11	919
DTE Energy Co.	85	10,126
Edison International	202	13,781
Entergy Corp.	144	16,258
Essential Utilities, Inc.	7	376
Evergy, Inc.	421	28,855
Eversource Energy	10	946
Exelon Corp.	84	4,829
FirstEnergy Corp.	153	6,362
Hawaiian Electric Industries, Inc.	3	133
IDACORP, Inc.	2	176
MDU Resources Group, Inc.	199	6,147
MGE Energy, Inc.	118	9,746
Middlesex Water Co.	4	488
National Fuel Gas Co.	95	6,095
New Jersey Resources Corp.	289	11,858
NiSource, Inc.	12	330
Northwest Natural Holding Co.	11	552
NorthWestern Corp.	20	1,128
NRG Energy, Inc.	229	9,850
OGE Energy Corp.	6	231
ONE Gas, Inc.	267	20,698
Ormat Technologies, Inc.	17	1,343
Otter Tail Corp.	15	1,103
PG&E Corp.(1)	46	555
Pinnacle West Capital Corp.	3	244
PNM Resources, Inc.	32	1,457
Portland General Electric Co.	295	15,613
PPL Corp.	142	4,258
Public Service Enterprise Group, Inc.	15	1,022
Pure Cycle Corp.(1)	1	12
SJW Group	10	756
South Jersey Industries, Inc.	728	19,019
Southwest Gas Holdings, Inc.	23	1,579
Spire, Inc.	19	1,237

Sunnova Energy International, Inc.(1)		27	768
UGI Corp.		438	20,126
Unitil Corp.		6	267
Via Renewables, Inc. - Class A(2)		0	6
Vistra Corp.		1,765	40,180
WEC Energy Group, Inc.		10	928
Xcel Energy, Inc.		16	1,102
York Water Co.		2	90

Total Utilities			386,953

Total Common Stocks (Cost: $5,047,549)			7,292,448

SHORT-TERM INVESTMENTS – 1.91%

Exchange Traded Funds – 0.37%
iShares Russell Mid-Capital Value ETF		223	27,345

Total Exchange Traded Funds (Cost: $26,022)			27,345

Money Market Funds – 0.99%
Goldman Sachs Financial Square Government Fund - Class I, 0.03%(4)		73,819	73,819

Total Money Market Funds (Cost: $73,819)			73,819

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.55%
Bank of Montreal, London, 0.01% due 01/03/2022		$10,750	10,750
JP Morgan, New York, 0.01% due 01/03/2022		6,543	6,543
National Australia Bank, London, 0.01% due 01/03/2022		3,867	3,867
Royal Bank of Canada, Toronto, 0.01% due 01/03/2022		10,883	10,883
Royal Bank of Canada, Toronto, 0.01% due 01/04/2022(2)	CAD	0	0
Sumitomo, Tokyo, 0.01% due 01/03/2022		$8,741	8,741

Total Time Deposits (Cost: $40,784)			40,784

Total Short-Term Investments (Cost: $140,625)			141,948

TOTAL INVESTMENTS IN SECURITIES – 99.94%
(Cost: $5,188,174)			7,434,396

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.06%			4,327

TOTAL NET ASSETS – 100.00%			$7,438,723

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

CAD Canadian Dollar

(1)	Non-income producing security.

(2)	A zero balance may reflect actual amounts rounding to less than one thousand.

(3)	Amount calculated is less than $0.5.

(4)	Represents annualized seven-day yield as of the close of the reporting period.

(5)	Security that is categorized as Level 3 per the Trust's fair value hierarchy. The value of these securities totals $12, which represents 0.00% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
33	E-mini Russell 2000 Future	Mar. 2022	$3,654	$3,701	$47
5	S&P 500 E-mini Future	Mar. 2022	1,174	1,189	15
1	S&P MidCap 400 E-mini Future	Mar. 2022	277	284	7

					$69

Bridge Builder International Equity Fund

Schedule of Investments

December 31, 2021 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.79%
Argentina – 0.26%
MercadoLibre, Inc.(1)	28	$38,385

Total Argentina		38,385

Australia – 2.00%
Afterpay Ltd.(1)	9	533
ALS Ltd.	230	2,190
AMP Ltd.(1)	2,234	1,642
Ampol Ltd.	9	202
APA Group	49	358
Aristocrat Leisure Ltd.	97	3,066
ASX Ltd.	8	535
Atlassian Corp. Plc - Class A(1)	125	47,661
Aurizon Holdings Ltd.	76	192
AusNet Services - Class Miscella	77	143
Australia & New Zealand Banking Group Ltd.	653	13,074
Beach Energy Ltd.	1,997	1,833
BHP Group Ltd.	468	14,130
BHP Group Plc	88	2,626
BlueScope Steel Ltd.	218	3,326
Brambles Ltd.	529	4,090
carsales.com Ltd.	231	4,221
Challenger Ltd.	328	1,559
Cleanaway Waste Management Ltd.	2,480	5,646
Cochlear Ltd.	251	39,320
Coles Group Ltd.	55	712
Commonwealth Bank of Australia	73	5,388
Computershare Ltd.	22	323
Crown Resorts Ltd.(1)	15	133
CSL Ltd.	342	72,373
Dexus	45	361
Domain Holdings Australia Ltd.	240	986
Domino's Pizza Enterprises Ltd.	2	212
Endeavour Group Ltd.	56	275
Evolution Mining Ltd.	1,026	3,043
Fortescue Metals Group Ltd.	72	1,006
Goodman Group	67	1,300
GPT Group	79	311
GWA Group Ltd.	503	1,009
IDP Education Ltd.	8	213
Insurance Australia Group Ltd.	104	323
IPH Ltd.	239	1,524
Lendlease Corp. Ltd.	28	220
Macquarie Group Ltd.	63	9,467
Magellan Financial Group Ltd.	6	88
Medibank Pvt Ltd.	113	275
Metcash Ltd.	608	1,990
Mirvac Group	165	350
National Australia Bank Ltd.	138	2,887
Newcrest Mining Ltd.	264	4,720
Northern Star Resources Ltd.	46	314
Orica Ltd.	185	1,848
Origin Energy Ltd.	72	277
Qantas Airways Ltd.(1)	753	2,749
QBE Insurance Group Ltd.	724	5,981
Ramsay Health Care Ltd.	8	392
REA Group Ltd.	2	268
Reece Ltd.	12	229
Rio Tinto Ltd.	15	1,124
Santos Ltd.	1,057	4,870
Scentre Group	221	508
Seek Ltd.	14	329
Sonic Healthcare Ltd.	18	616
South32 Ltd.	191	559
Stockland	97	300
Suncorp Group Ltd.	52	422
Sydney Airport(1)	54	341
Tabcorp Holdings Ltd.	92	335
Telstra Corp. Ltd.	1,439	4,373
Transurban Group	125	1,253
Treasury Wine Estates Ltd.	28	254
Vicinity Centres	159	196
Washington H Soul Pattinson & Co. Ltd.	9	184
Wesfarmers Ltd.	46	1,985
Westpac Banking Corp.	150	2,327
WiseTech Global Ltd.	6	252
Woodside Petroleum Ltd.	40	637

Woolworths Group Ltd.	51	1,422

Total Australia		290,181

Austria – 0.14%
Andritz AG	60	3,111
Erste Group Bank AG	14	659
Oesterreichische Post AG	99	4,246
OMV AG	6	346
Raiffeisen Bank International AG	6	181
Verbund AG	3	301
Voestalpine AG	5	173
Wienerberger AG	319	11,705

Total Austria		20,722

Belgium – 0.22%
Ageas SA	7	363
Anheuser-Busch InBev SA	178	10,703
Elia Group SA	1	169
Etablissements Franz Colruyt NV	2	98
Groupe Bruxelles Lambert SA	5	524
KBC Group NV	216	18,564
Proximus	7	127
Sofina SA	1	298
Solvay SA	3	361
UCB SA	5	592
Umicore SA	8	321

Total Belgium		32,120

Bermuda – 0.02%
Hiscox Ltd.	298	3,495

Total Bermuda		3,495

Brazil – 0.46%
Ambev SA	14,158	39,617
Porto Seguro SA	463	1,735
Raia Drogasil SA	5,706	24,844

Total Brazil		66,196

Canada – 1.88%
Canadian Pacific Railway Ltd.	1,038	74,674
First Quantum Minerals Ltd.	89	2,133
Lululemon Athletica, Inc.(1)	156	60,909
Shopify, Inc. - Class A(1)	98	135,242

Total Canada		272,958

Chile – 0.00%(2)
Antofagasta Plc	16	298

Total Chile		298

China – 3.17%
Alibaba Group Holding Ltd. - ADR(1)	319	37,950
Alibaba Group Holding Ltd.(1)	2,748	40,389
Baidu, Inc. - ADR(1)	149	22,231
BeiGene Ltd. - ADR(1)	66	17,765
Burning Rock Biotech Ltd. - ADR(1)	527	5,025
Contemporary Amperex Technology Co. Ltd. - Class A	339	31,295
Li Ning Co. Ltd.	8,515	93,406
LONGi Green Energy Technology Co. Ltd. - Class A	2,373	32,183
Meituan - Class B(1)(3)	1,292	37,374
Ping An Insurance Group Co. of China Ltd. - Class H	4,229	30,472
Shenzhou International Group Holdings Ltd.	2,072	40,120
Tingyi Cayman Islands Holding Corp.	1,706	3,509
Trip.com Group Ltd. - ADR(1)	468	11,514
Vipshop Holdings Ltd. - ADR(1)	132	1,107
Want Want China Holdings Ltd.	1,014	931
Weichai Power Co. Ltd. - Class H	1,815	3,560
Wuxi Biologics Cayman, Inc.(1)(3)	3,369	39,885
Yatsen Holding Ltd. - ADR(1)	1,500	3,225
Yum China Holdings, Inc.	103	5,129
Zhongsheng Group Holdings Ltd.	443	3,453

Total China		460,523

Denmark – 2.72%
Ambu - Class B	7	175
AP Moller - Maersk - Class A(4)	0	425
AP Moller - Maersk - Class B	17	60,753
Carlsberg AS - Class B	70	12,027
Chr Hansen Holding	4	340
Coloplast - Class B	177	31,218
Danske Bank	1,330	22,963
Demant(1)	337	17,270
DSV Panalpina	345	80,459
Genmab(1)	3	1,064
GN Store Nord AS	247	15,470
Novo Nordisk - Class B	911	102,329
Novozymes - Class B	8	685
Orsted AS(3)	111	14,222
Pandora	4	511
ROCKWOOL International - Class B(4)	0	141
Tryg	15	374
Vestas Wind Systems	1,115	33,952

Total Denmark		394,378

Finland – 0.71%
Elisa OYJ	6	361
Fortum OYJ	18	565
Kesko OYJ - Class B	11	361
Kone OYJ - Class B	14	1,001
Neste OYJ	17	845
Nokia OYJ(1)	10,701	67,774
Nordea Bank Abp - Class A	134	1,640
Orion OYJ - Class B	4	178
Sampo OYJ - Class A	450	22,521
Stora Enso OYJ - Class R	24	436
UPM-Kymmene OYJ	22	855
Wartsila OYJ Abp	416	5,829

Total Finland		102,366

France – 7.86%
Accor SA(1)	7	224
Aeroports de Paris(1)	1	155
Air Liquide SA	20	3,408
Airbus SE(1)	101	12,937
Alstom SA	13	468
Alten SA	61	10,934
Amundi SA(3)	474	39,138
Arkema SA	3	355
AXA SA	776	23,094
BioMerieux	2	242
BNP Paribas SA	508	35,092
Bollore SA	37	205
Bouygues SA	1,361	48,714
Bureau Veritas SA	12	400
Capgemini SE	7	1,594
Carrefour SA	26	480
Cie de Saint-Gobain	1,099	77,295
Cie Generale des Etablissements Michelin SCA	370	60,682
CNP Assurances	7	185
Covivio	2	181
Credit Agricole SA	51	734
Danone SA	27	1,685
Dassault Aviation SA	1	112
Dassault Systemes SE	27	1,601
Edenred	287	13,245
Eiffage SA	3	352
Electricite de France SA	20	232
Elis SA(1)	101	1,752
Engie SA	76	1,122
EssilorLuxottica SA	136	28,971
Eurazeo SE	2	143
Faurecia SE	5	232
Gecina SA	2	266
Getlink SE	407	6,748
Hermes International	1	2,245
Imerys SA	23	952
Ipsen SA	2	143
JCDecaux SA(1)	342	8,561
Kering SA	41	32,758
Klepierre SA	9	202
La Francaise des Jeux SAEM(3)	4	171
Legrand SA	237	27,745
L'Oreal SA	10	4,855
LVMH Moet Hennessy Louis Vuitton SE	145	120,241
Orange SA	83	884
Orpea SA	2	218
Pernod Ricard SA	212	50,889
Publicis Groupe SA	501	33,727
Quadient SA	80	1,745
Remy Cointreau SA	205	49,854
Renault SA(1)	8	286
Rexel SA	3,121	63,206
Safran SA	14	1,698
Sanofi SA	1,677	168,233
Sartorius Stedim Biotech	145	79,380
Schneider Electric SE	249	48,997
SCOR SE	571	17,817
SEB SA	1	179
Societe Generale SA	34	1,156
Sodexo SA	4	309
Suez SA	15	338
Technip Energies NV(1)	23	342
Technip Energies NV - ADR(1)	660	9,575
Teleperformance	23	10,323
Thales SA	54	4,616
Total SE	104	5,316
Ubisoft Entertainment SA(1)	288	14,049

Unibail-Rodamco-Westfield(1)	5	354
Valeo SA	10	287
Veolia Environnement SA	27	999
Vicat SA	36	1,460
Vinci SA	22	2,357
Vivendi SE	31	426
Wendel SE	1	126
Worldline SA(1)(3)	10	538

Total France		1,140,535

Germany – 6.08%
Adidas AG	167	47,979
Allianz SE	422	99,535
Auto1 Group SE(1)(3)	644	14,241
BASF SE	1,122	78,736
Bayer AG	41	2,177
Bayerische Motoren Werke AG	130	13,048
Bechtle AG	801	57,018
Beiersdorf AG	4	411
Brenntag SE	208	18,764
Carl Zeiss Meditec AG	2	336
Commerzbank AG(1)	41	313
Continental AG(1)	841	88,351
Covestro AG(3)	944	58,129
CTS Eventim AG & Co. KGaA(1)	103	7,532
Daimler AG - Class REGISTERED	36	2,714
Daimler Truck Holding AG(1)	18	653
Delivery Hero SE(1)(3)	7	732
Deutsche Bank AG(1)	87	1,085
Deutsche Boerse AG	8	1,288
Deutsche Lufthansa AG(1)	27	189
Deutsche Post AG	41	2,646
Deutsche Telekom AG	472	8,724
E.ON SE	92	1,276
Evonik Industries AG	3,006	97,111
Fresenius Medical Care AG & Co. KGaA	879	57,007
Fresenius SE & Co. KGaA	17	699
GEA Group AG	65	3,557
Gerresheimer AG	29	2,821
Hannover Rueck SE	25	4,783
HeidelbergCement AG	6	418
HelloFresh SE(1)	371	28,394
Henkel AG & Co. KGaA	4	343
Infineon Technologies AG	53	2,439
KION Group AG	3	325
Knorr-Bremse AG	3	292
LANXESS AG	3	208
LEG Immobilien SE	3	421
Merck KGaA	5	1,349
MTU Aero Engines AG	2	449
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6	1,691
Nemetschek SE	249	31,781
Puma SE	4	515
Rational AG	29	30,063
RWE AG	27	1,080
SAP SE	43	6,031
Scout24 AG(3)	4	250
Siemens AG	194	33,576
Siemens Energy AG(1)	16	415
Siemens Healthineers AG(3)	11	853
Symrise AG - Class A	5	772
Telefonica Deutschland Holding AG	43	119
TUI AG(1)	3,028	9,271
Uniper SE	4	185
United Internet AG - Class REG	4	168
Volkswagen AG	1	404
Vonovia SE	32	1,739
Zalando SE(1)(3)	714	57,503

Total Germany		882,909

Hong Kong – 2.79%
AIA Group Ltd.	11,177	112,809
Ajisen China Holdings Ltd.	1,915	310
ASM Pacific Technology Ltd.	136	1,474
BOC Hong Kong Holdings Ltd.	153	502
Budweiser Brewing Co. APAC Ltd.(3)	74	194
China Mengniu Dairy Co. Ltd.(1)	722	4,093
Chow Tai Fook Jewellery Group Ltd.	81	146
CK Asset Holdings Ltd.	83	524
CK Hutchison Holdings Ltd.	17,599	113,307
CK Infrastructure Holdings Ltd.	29	185
CLP Holdings Ltd.	68	687
Esprit Holdings Ltd.(1)	6,808	620
ESR Cayman Ltd.(1)(3)	82	279
First Pacific Co. Ltd.	1,588	585

Futu Holdings Ltd. - ADR(1)	2	99
Galaxy Entertainment Group Ltd.(1)	5,758	29,870
Hang Lung Properties Ltd.	86	177
Hang Seng Bank Ltd.	32	579
Henderson Land Development Co. Ltd.	62	263
HK Electric Investments & HK Electric Investments Ltd.	121	119
HKT Trust & HKT Ltd. - Class Miscella	152	204
Hong Kong & China Gas Co. Ltd.	465	725
Hong Kong Exchanges & Clearing Ltd.	47	2,778
Hongkong Land Holdings Ltd.	50	259
Jardine Matheson Holdings Ltd.	114	6,274
Johnson Electric Holdings Ltd.	427	906
Link Real Estate Investment Trust	87	765
Melco Resorts & Entertainment Ltd. - ADR(1)	9	90
MTR Corp. Ltd.	64	341
New World Development Co. Ltd.	62	245
Power Assets Holdings Ltd.	58	358
Sino Land Co. Ltd.	130	162
SITC International Holdings Co. Ltd.	55	199
Stella International Holdings Ltd.	1,045	1,263
Sun Hung Kai Properties Ltd.	56	673
Swire Pacific Ltd. - Class A	430	2,443
Swire Properties Ltd.	46	115
Techtronic Industries Co. Ltd.	2,963	59,074
WH Group Ltd.(3)	97,462	61,182
Wharf Real Estate Investment Co. Ltd.	70	356
Xinyi Glass Holdings Ltd.	77	193

Total Hong Kong		405,427

India – 1.27%
Asian Paints Ltd.	1,303	59,245
Axis Bank Ltd.(1)	297	2,702
Dabur India Ltd.	215	1,679
Havells India Ltd.	123	2,315
HDFC Bank Ltd. - ADR	102	6,657
Housing Development Finance Corp. Ltd.	1,776	61,458
ICICI Lombard General Insurance Co. Ltd.(3)	662	12,447
Infosys Ltd. - ADR	143	3,629
MakeMyTrip Ltd.(1)	335	9,283
Marico Ltd.	251	1,730
Tata Consultancy Services Ltd.	98	4,939
United Spirits Ltd.(1)	1,502	18,107

Total India		184,191

Indonesia – 0.03%
Bank Central Asia Tbk PT	8,983	4,600

Total Indonesia		4,600

Ireland – 2.18%
Accenture Plc - Class A	199	82,288
Bank of Ireland Group Plc(1)	2,556	14,473
CRH Plc	97	5,129
DCC Plc	133	10,908
Experian Plc	1,903	93,726
Flutter Entertainment Plc(1)	174	27,576
ICON Plc(1)	231	71,541
Irish Continental Group Plc(1)	809	4,169
James Hardie Industries Plc	105	4,233
Kerry Group Plc - Class A	7	841
Kingspan Group Plc	6	745
Smurfit Kappa Group Plc	10	562

Total Ireland		316,191

Isle of Man – 0.01%
Playtech Plc(1)	199	1,980

Total Isle of Man		1,980

Israel – 0.04%
Azrieli Group Ltd.	2	165
Bank Hapoalim BM	47	485
Bank Leumi Le-Israel BM	60	647
Check Point Software Technologies Ltd.(1)	4	505
CyberArk Software Ltd.(1)	2	295
Elbit Systems Ltd.	1	186
Fiverr International Ltd.(1)	1	135
ICL Group Ltd.	29	282
Inmode Ltd.(1)	2	142
Israel Discount Bank Ltd. - Class A	47	313
Kornit Digital Ltd.(1)	2	286
Mizrahi Tefahot Bank Ltd.	6	225
Nice Ltd.(1)	3	785
Teva Pharmaceutical Industries Ltd. - ADR(1)	47	373
Wix.com Ltd.(1)	2	351

Total Israel		5,175

Italy – 3.42%
Amplifon SpA	109	5,869
Assicurazioni Generali SpA	46	971
Atlantia SpA(1)	20	394

Davide Campari-Milano NV	539	7,872
DiaSorin SpA	1	198
Enel SpA	21,792	174,251
ENI SpA	5,668	78,770
Ferrari NV	264	67,882
FinecoBank Banca Fineco SpA	24	424
Infrastrutture Wireless Italiane SpA(3)	14	165
Intesa Sanpaolo SpA	1,746	4,510
Mediobanca Banca di Credito Finanziario SpA	27	306
Moncler SpA	8	594
Nexi SpA(1)(3)	19	301
Poste Italiane SpA(3)	21	277
Prysmian SpA	10	388
Recordati Industria Chimica e Farmaceutica SpA	4	276
Reply SpA	25	5,047
Saipem SpA(1)	4,146	8,693
Snam SpA	19,120	115,163
Telecom Italia SpA	422	207
Terna Rete Elettrica Nazionale SpA	58	466
UniCredit SpA	1,475	22,678

Total Italy		495,702

Japan – 19.41%
Advantest Corp.	8	767
Aeon Co. Ltd.	26	617
Aeon Delight Co. Ltd.	59	1,715
AGC, Inc.	8	382
Air Water, Inc.	646	9,978
Aisin Seiki Co. Ltd.	6	234
Ajinomoto Co., Inc.	19	593
Alfresa Holdings Corp.	113	1,502
ANA Holdings, Inc.(1)	7	138
Asahi Group Holdings Ltd.	19	747
Asahi Intecc Co. Ltd.	9	191
Asahi Kasei Corp.	52	489
Asics Corp.	231	5,119
Astellas Pharma, Inc.	77	1,258
Azbil Corp.	5	233
Bandai Namco Holdings, Inc.	63	4,934
Benefit One, Inc.	3	137
Bridgestone Corp.	636	27,297
Brother Industries Ltd.	10	187
Canon, Inc.	42	1,012
Capcom Co. Ltd.	7	165
Casio Computer Co. Ltd.	156	2,006
Central Japan Railway Co.	6	798
Chiba Bank Ltd.	22	124
Chubu Electric Power Co., Inc.	26	276
Chugai Pharmaceutical Co. Ltd.	27	887
Concordia Financial Group Ltd.	47	172
Cosmos Pharmaceutical Corp.	1	132
CyberAgent, Inc.	16	268
Dai Nippon Printing Co. Ltd.	9	232
Daifuku Co. Ltd.	63	5,127
Dai-ichi Life Holdings, Inc.	1,308	26,380
Daiichi Sankyo Co. Ltd.	71	1,810
Daikin Industries Ltd.	10	2,288
Daito Trust Construction Co. Ltd.	3	310
Daiwa House Industry Co. Ltd.	243	6,981
Daiwa House REIT Investment Corp.(4)	0	282
Daiwa Securities Group, Inc.	509	2,873
Denso Corp.	1,031	85,458
Dentsu Group, Inc.	9	320
Disco Corp.	1	367
Dowa Holdings Co. Ltd.	53	2,227
East Japan Railway Co.	89	5,453
Eisai Co. Ltd.	10	539
ENEOS Holdings, Inc.	126	472
FANUC Corp.	8	1,658
Fast Retailing Co. Ltd.	2	1,364
Fuji Electric Co. Ltd.	5	284
Fuji Media Holdings, Inc.	810	7,790
Fuji Oil Holdings, Inc.	94	1,900
FUJIFILM Holdings Corp.	1,248	92,549
Fujitsu Ltd.	8	1,375
Fukuoka Financial Group, Inc.	1,061	18,171
GLP J-REIT(4)	0	316
GMO Payment Gateway, Inc.	2	212
Hakuhodo DY Holdings, Inc.	296	4,927
Hamamatsu Photonics KK	6	364
Hankyu Hanshin Holdings, Inc.	9	265
Hikari Tsushin, Inc.	1	139
Hino Motors Ltd.	13	106
Hirose Electric Co. Ltd.	1	238

Hitachi Construction Machinery Co. Ltd.	5	136
Hitachi Ltd.	1,541	83,492
Hitachi Metals Ltd.(1)	9	163
Honda Motor Co. Ltd.	6,185	175,959
Hoshizaki Corp.	2	158
Hoya Corp.	15	2,226
Hulic Co. Ltd.	16	149
Ibiden Co. Ltd.	4	255
Idemitsu Kosan Co. Ltd.	8	216
Iida Group Holdings Co. Ltd.	846	19,673
INFRONEER Holdings, Inc.	759	6,909
Inpex Corp.	42	362
Isuzu Motors Ltd.	3,495	43,496
Ito En Ltd.	2	110
ITOCHU Corp.	280	8,579
Itochu Techno-Solutions Corp.	4	129
JAFCO Group Co. ltd	93	5,345
Japan Airlines Co. Ltd.(1)	6	112
Japan Exchange Group, Inc.	21	462
Japan Metropolitan Fund Invest(4)	0	258
Japan Post Bank Co. Ltd.	17	157
Japan Post Holdings Co. Ltd.(1)	1,723	13,421
Japan Post Insurance Co. Ltd.	8	133
Japan Real Estate Investment Corp.(4)	0	295
Japan Tobacco, Inc.	50	1,006
JFE Holdings, Inc.	20	255
JSR Corp.	8	315
Kajima Corp.	19	222
Kakaku.com, Inc.	793	21,209
Kansai Electric Power Co., Inc.	29	274
Kansai Paint Co. Ltd.	8	163
Kao Corp.	264	13,834
KDDI Corp.	195	5,688
Keio Corp.	4	185
Keisei Electric Railway Co. Ltd.	5	130
Keyence Corp.	179	112,587
Kikkoman Corp.	6	497
Kintetsu Group Holdings Co. Ltd.	7	204
Kirin Holdings Co. Ltd.	1,146	18,455
Kobayashi Pharmaceutical Co. Ltd.	2	173
Kobe Bussan Co. Ltd.	5	205
Koei Tecmo Holdings Co. Ltd.	3	102
Koito Manufacturing Co. Ltd.	4	222
Komatsu Ltd.	2,608	60,998
Konami Holdings Corp.	4	173
Kose Corp.	1	159
Kubota Corp.	42	936
Kurita Water Industries Ltd.	4	185
Kyocera Corp.	1,759	109,965
Kyowa Kirin Co. Ltd.	11	294
Lasertec Corp.	272	83,406
Lawson, Inc.	2	95
Lion Corp.	9	124
Lixil Corp.	480	12,800
M3, Inc.	18	903
Makita Corp.	9	386
Marubeni Corp.	65	632
Marui Group Co. Ltd.	268	5,041
Matsumotokiyoshi Holdings Co. Ltd.	89	3,291
Mazda Motor Corp.(1)	24	181
McDonald's Holdings Co. Japan Ltd.	3	139
Medipal Holdings Corp.	389	7,293
Megmilk Snow Brand Co. Ltd.	244	4,222
MEIJI Holdings Co. Ltd.	5	304
Mercari, Inc.(1)	4	214
Minebea Mitsumi, Inc.	15	412
MISUMI Group, Inc.	12	481
Mitsubishi Chemical Holdings Corp.	53	391
Mitsubishi Corp.	52	1,664
Mitsubishi Electric Corp.	8,503	107,933
Mitsubishi Estate Co. Ltd.	49	681
Mitsubishi Gas Chemical Co., Inc.	7	119
Mitsubishi Heavy Industries Ltd.	13	301
Mitsubishi Logistics Corp.	177	4,438
Mitsubishi UFJ Financial Group, Inc.	511	2,778
Mitsubishi UFJ Lease & Finance Co. Ltd.	27	136
Mitsui & Co. Ltd.	1,086	25,745
Mitsui Chemicals, Inc.	8	212
Mitsui Fudosan Co. Ltd.	38	755
Miura Co. Ltd.	4	120
Mizuho Financial Group, Inc.	100	1,271
Monotaro Co. Ltd.	10	183
MS&AD Insurance Group Holdings, Inc.	393	12,096

Murata Manufacturing Co. Ltd.	557	44,412
NEC Corp.	301	13,937
NET One Systems Co. Ltd.	199	5,352
Nexon Co. Ltd.	20	379
NGK Insulators Ltd.	11	184
NH Foods Ltd.	175	6,321
Nidec Corp.	431	50,990
Nihon M&A Center, Inc.	12	297
Nintendo Co. Ltd.	12	5,755
Nippon Building Fund, Inc.(4)	0	367
Nippon Express Co. Ltd.(6)	3	183
Nippon Paint Holdings Co. Ltd.	29	318
Nippon Prologis Real Estate Investment Trust, Inc.(4)	0	300
Nippon Sanso Holdings Corp.	6	136
Nippon Shinyaku Co. Ltd.	2	132
Nippon Steel Corp.	157	2,561
Nippon Suisan Kaisha Ltd.	301	1,424
Nippon Telegraph & Telephone Corp.	5,827	159,345
Nippon Television Holdings, Inc.	556	5,645
Nippon Yusen KK	7	519
Nissan Chemical Corp.	115	6,659
Nissan Motor Co. Ltd.(1)	96	462
Nisshin Seifun Group, Inc.	8	117
Nisshinbo Holdings, Inc.	593	4,514
Nissin Foods Holdings Co. Ltd.	3	190
Nitori Holdings Co. Ltd.	3	479
Nitto Denko Corp.	6	471
Nomura Co. Ltd.	307	2,539
Nomura Holdings, Inc.	2,568	11,185
Nomura Real Estate Holdings, Inc.	5	118
Nomura Real Estate Master Fund, Inc.(4)	0	248
Nomura Research Institute Ltd.	13	573
NS Solutions Corp.	147	4,545
NSK Ltd.	408	2,621
NTT Data Corp.	868	18,620
Obayashi Corp.	1,436	11,114
Obic Co. Ltd.	3	524
Odakyu Electric Railway Co. Ltd.	12	225
Oji Holdings Corp.	2,027	9,823
Olympus Corp.	2,223	51,193
Omron Corp.	50	5,022
Ono Pharmaceutical Co. Ltd.	15	365
Onward Holdings Co. Ltd.	250	650
Open House Co. Ltd.	3	172
Oracle Corp.	2	122
Oriental Land Co. Ltd.	8	1,383
ORIX Corp.	51	1,035
Orix JREIT, Inc.(4)	0	169
Osaka Gas Co. Ltd.	16	265
Otsuka Corp.	5	224
Otsuka Holdings Co. Ltd.	16	589
Pan Pacific International Holdings Corp.	17	234
Panasonic Corp.	3,766	41,401
Penta-Ocean Construction Co. Ltd.	1,109	6,270
Persol Holdings Co. Ltd.	160	4,643
Pigeon Corp.	447	8,563
Pola Orbis Holdings, Inc.	4	72
Rakuten, Inc.	35	352
Recruit Holdings Co. Ltd.	639	38,873
Renesas Electronics Corp.(1)	722	8,962
Resona Holdings, Inc.	9,836	38,224
Ricoh Co. Ltd.	27	255
Rinnai Corp.	2	135
Rohm Co. Ltd.	111	10,116
Ryohin Keikaku Co. Ltd.	11	160
Santen Pharmaceutical Co. Ltd.	15	178
Sawai Group Holdings Co. Ltd.	48	1,835
SBI Holdings, Inc.	11	287
SCSK Corp.	358	7,129
Secom Co. Ltd.	257	17,858
Sega Sammy Holdings, Inc.	591	9,262
Seiko Epson Corp.	12	213
Sekisui Chemical Co. Ltd.	250	4,178
Sekisui House Ltd.	25	544
Senko Group Holdings Co. Ltd.	291	2,346
Seven & i Holdings Co. Ltd.	313	13,777
SG Holdings Co. Ltd.	13	307
Sharp Corp.	8	95
Shimadzu Corp.	10	401
Shimano, Inc.	150	39,974
Shimizu Corp.	24	149
Shin-Etsu Chemical Co. Ltd.	14	2,499
Shionogi & Co. Ltd.	11	767

Shiseido Co. Ltd.	566	31,568
Shizuoka Bank Ltd.	19	138
SMC Corp.	78	52,564
SoftBank Corp.	119	1,506
SoftBank Group Corp.	435	20,833
Sohgo Security Services Co. Ltd.	3	115
Sompo Holdings, Inc.	202	8,519
Sony Corp.	1,136	143,389
Square Enix Holdings Co. Ltd.	3	169
Stanley Electric Co. Ltd.	6	143
Subaru Corp.	26	470
Sugi Holdings Co. Ltd.	191	11,556
Sumco Corp.	13	267
Sumitomo Bakelite Co. Ltd.	86	4,344
Sumitomo Chemical Co. Ltd.	62	291
Sumitomo Corp.	47	691
Sumitomo Dainippon Pharma Co. Ltd.	8	90
Sumitomo Electric Industries Ltd.	263	3,426
Sumitomo Metal Mining Co. Ltd.	105	3,958
Sumitomo Mitsui Financial Group, Inc.	877	29,930
Sumitomo Mitsui Trust Holdings, Inc.	377	12,596
Sumitomo Realty & Development Co. Ltd.	13	380
Suntory Beverage & Food Ltd.	6	217
Suzuki Motor Corp.	821	31,654
Sysmex Corp.	449	60,545
T&D Holdings, Inc.	851	10,875
Taiheiyo Cement Corp.	547	10,802
Taisei Corp.	8	249
Taisho Pharmaceutical Holdings Co. Ltd.	2	81
Takeda Pharmaceutical Co. Ltd.	4,034	110,167
TBS Holdings, Inc.	195	2,831
TDK Corp.	226	8,824
TechnoPro Holdings, Inc.	92	2,777
Terumo Corp.	26	1,107
TIS, Inc.	9	277
Tobu Railway Co. Ltd.	7	170
Toho Co. Ltd.	71	3,055
Tokio Marine Holdings, Inc.	2,173	120,987
Tokyo Century Corp.	2	78
Tokyo Electric Power Co. Holdings, Inc.(1)	61	157
Tokyo Electron Ltd.	6	3,511
Tokyo Gas Co. Ltd.	16	291
Tokyo Ohka Kogyo Co. Ltd.	81	4,752
Tokyu Corp.	20	261
Toppan Printing Co. Ltd.	11	197
Toray Industries, Inc.	58	343
Toshiba Corp.	17	700
Tosoh Corp.	12	171
TOTO Ltd.	6	263
Toyo Seikan Group Holdings Ltd.	585	6,982
Toyo Suisan Kaisha Ltd.	212	9,003
Toyota Industries Corp.	75	6,015
Toyota Motor Corp.	1,717	31,734
Toyota Tsusho Corp.	9	403
Trend Micro, Inc.	6	305
Tsumura & Co.	228	6,488
Tsuruha Holdings, Inc.	2	163
Unicharm Corp.	16	714
USS Co. Ltd.	9	142
Welcia Holdings Co. Ltd.	4	112
West Japan Railway Co.	9	376
Yakult Honsha Co. Ltd.	74	3,881
Yamaha Corp.	5	266
Yamaha Motor Co. Ltd.	12	293
Yamato Holdings Co. Ltd.	12	284
Yaskawa Electric Corp.	10	481
Yokogawa Electric Corp.	9	168
Z Holdings Corp.	4,917	28,372
ZOZO, Inc.	5	159

Total Japan		2,817,971

Jordan – 0.00%(2)
Hikma Pharmaceuticals Plc	7	210

Total Jordan		210

Luxembourg – 0.58%
ArcelorMittal SA	1,585	50,837
Aroundtown SA	41	250
Befesa SA(3)	6	478
Eurofins Scientific SE	167	20,695
L'Occitane International SA	687	2,776
Stabilus SA	117	8,548
Tenaris SA	20	205

Total Luxembourg		83,789

Macau – 0.00%(2)

Sands China Ltd.(1)	101	234

Total Macau		234

Malaysia – 0.01%
Sime Darby Bhd	2,210	1,232

Total Malaysia		1,232

Mexico – 0.12%
Grupo Aeroportuario del Pacifico SAB de CV - Class B(1)	143	1,972
Wal-Mart de Mexico SAB de CV	3,998	14,883

Total Mexico		16,855

Netherlands – 4.49%
ABN AMRO Bank NV(3)	18	261
Adyen NV(1)(3)	19	50,933
Aegon NV	75	373
Akzo Nobel NV	8	841
Argenx SE(1)	2	671
ASM International NV	2	839
ASML Holding NV	155	124,065
ASML Holding NV - Class REG	107	84,789
Boskalis Westminster	194	5,669
Euronext NV(3)	3	361
EXOR NV	4	394
Heineken Holding NV	5	439
Heineken NV	181	20,394
IMCD NV	194	42,959
ING Groep NV	3,257	45,286
JDE Peet's NV	4	126
Just Eat Takeaway(1)(3)	105	5,715
Koninklijke Ahold Delhaize NV	457	15,679
Koninklijke DSM NV	7	1,597
Koninklijke KPN NV	6,375	19,765
Koninklijke Philips NV	356	13,173
NN Group NV	11	620
Prosus NV(1)	224	18,560
QIAGEN NV(1)	9	510
Randstad NV	48	3,283
Royal Dutch Shell Plc - Class A	171	3,747
Royal Dutch Shell Plc - Class A	3,314	72,495
Royal Dutch Shell Plc - Class B	5,226	114,740
Stellantis NV	84	1,595
Universal Music Group NV	29	832
Wolters Kluwer NV	11	1,278

Total Netherlands		651,989

New Zealand – 0.33%
Auckland International Airport Ltd.(1)	51	269
Fisher & Paykel Healthcare Corp. Ltd.	23	515
Fletcher Building Ltd.	750	3,758
Mercury NZ Ltd.	30	127
Meridian Energy Ltd.	53	175
Ryman Healthcare Ltd.	18	148
Spark New Zealand Ltd.	80	248
Xero Ltd.(1)	410	41,991

Total New Zealand		47,231

Norway – 0.31%
Adevinta ASA - Class B(1)	11	147
Aker BP ASA	5	157
DNB Bank ASA	402	9,203
Equinor ASA	1,030	27,266
Gjensidige Forsikring ASA	8	197
Mowi ASA	18	422
Norsk Hydro ASA	57	445
Orkla ASA	31	312
Schibsted ASA - Class A	103	3,981
Schibsted ASA - Class B	47	1,577
Telenor ASA	29	453
Yara International ASA	7	347

Total Norway		44,507

Peru – 0.02%
Southern Copper Corp.	58	3,558

Total Peru		3,558

Poland – 0.00%(2)
InPost SA(1)	8	94

Total Poland		94

Portugal – 0.23%
EDP - Energias de Portugal SA	115	633
Galp Energia SGPS SA	21	209
Jeronimo Martins SGPS SA	1,416	32,366

Total Portugal		33,208

Russia – 0.03%
Severstal PAO - GDR	156	3,367
X5 Retail Group NV - GDR	50	1,332

Total Russia		4,699

Singapore – 1.89%
Ascendas Real Estate Investment Trust	139	305

BOC Aviation Ltd.(3)	213	1,559
CapitaLand Integrated Commercial Trust	206	311
Capitaland Investment Ltd.(1)	111	280
City Developments Ltd.	19	96
DBS Group Holdings Ltd.	1,530	37,047
Genting Singapore Ltd.	251	144
Keppel Corp. Ltd.	59	225
Mapletree Commercial Trust(6)	90	134
Mapletree Logistics Trust	125	176
Oversea-Chinese Banking Corp. Ltd.	139	1,180
Sea Ltd. - ADR(1)	12	2,636
Singapore Airlines Ltd.(1)	55	203
Singapore Exchange Ltd.	31	211
Singapore Technologies Engineering Ltd.	64	178
Singapore Telecommunications Ltd.	21,744	37,432
United Overseas Bank Ltd.	8,169	163,152
UOL Group Ltd.	19	102
Venture Corp. Ltd.	11	152
Wilmar International Ltd.	9,451	29,085

Total Singapore		274,608

South Africa – 0.33%
African Rainbow Minerals Ltd.	118	1,714
Anglo American Platinum Ltd.	15	1,698
Bid Corp. Ltd.	105	2,155
Capitec Bank Holdings Ltd.	16	2,004
Clicks Group Ltd.	114	2,249
Naspers Ltd. - Class N	238	36,988
Pepkor Holdings Ltd.(1)(3)	1,023	1,405

Total South Africa		48,213

South Korea – 0.90%
Amorepacific Group(1)	16	581
Coupang, Inc. - Class A(1)	751	22,072
Hana Financial Group, Inc.	76	2,694
Hankook Tire & Technology Co. Ltd.(1)	29	957
Hyundai Motor Co.	7	1,145
LG Corp.(1)	20	1,346
NAVER Corp.(1)	88	27,919
POSCO	185	43,005
Samsung Electronics Co. Ltd.	145	9,548
Shinhan Financial Group Ltd.	507	15,658
SK Hynix, Inc.	51	5,648

Total South Korea		130,573

Spain – 1.97%
Acerinox SA	504	6,490
ACS Actividades de Construccion y Servicios SA	10	270
Aena SME SA(1)(3)	3	479
Amadeus IT Group SA(1)	670	45,327
Banco Bilbao Vizcaya Argentaria SA	277	1,641
Banco Santander SA	30,960	102,821
CaixaBank SA	13,742	37,538
Cellnex Telecom SA(3)	21	1,197
EDP Renovaveis SA	12	287
Enagas SA	9	205
Endesa SA	13	304
Ferrovial SA	104	3,266
Fluidra SA	361	14,394
Gestamp Automocion SA(1)(3)	1,010	5,092
Grifols SA	12	238
Iberdrola SA	239	2,833
Industria de Diseno Textil SA	1,114	35,925
Mediaset Espana Comunicacion SA(1)	171	805
Naturgy Energy Group SA	8	269
Red Electrica Corp. SA	804	17,393
Repsol SA	61	728
Siemens Gamesa Renewable Energy SA(1)	10	238
Telefonica SA	219	948
Viscofan SA	117	7,609

Total Spain		286,297

Sweden – 3.87%
Alfa Laval AB	13	504
Assa Abloy AB - Class B	894	27,249
Atlas Copco AB - Class A	1,787	123,499
Atlas Copco AB - Class B	16	939
Boliden AB	12	447
Electrolux AB - Class B	9	227
Embracer Group AB - Class B(1)	22	233
Epiroc AB - Class A	1,330	33,637
Epiroc AB - Class B	16	343
EQT AB	12	651
Essity AB - Class B	25	824
Evolution Gaming Group AB(3)	459	64,873
Fastighets AB Balder - Class B(1)	4	309
Getinge AB - Class B	209	9,106

Hennes & Mauritz AB - Class B	29	574
Hexagon AB - Class B	80	1,266
Husqvarna AB - Class B	17	278
Industrivarden AB - Class A	6	176
Industrivarden AB - Class C	7	212
Investment AB Latour - Class B	6	250
Investor AB - Class A	20	532
Investor AB - Class B	1,561	39,180
Kinnevik AB - Class B(1)	10	354
L E Lundbergforetagen AB - Class B	3	182
Lifco AB - Class B	9	283
Lundin Energy AB	8	286
Modern Times Group MTG AB - Class B(1)	226	2,299
Nibe Industrier AB - Class B	5,538	83,674
Nordic Entertainment Group AB - Class B(1)	165	8,572
Sagax AB - Class B	7	220
Sandvik AB	632	17,611
Securitas AB - Class B	13	183
Sinch AB(1)(3)	22	274
Skandinaviska Enskilda Banken AB - Class A	68	938
Skanska AB - Class B	14	372
SKF AB - Class B	16	383
Spotify Technology SA(1)	147	34,453
Svenska Cellulosa AB SCA - Class B	25	446
Svenska Handelsbanken AB - Class A	1,253	13,544
Swedbank AB	38	755
Swedish Match AB	1,034	8,210
Tele2 AB - Class B	20	292
Telefonaktiebolaget LM Ericsson - Class B	118	1,303
Telia Co. AB	20,641	80,727
Volvo AB - Class A	8	182
Volvo AB - Class B	58	1,341

Total Sweden		562,193

Switzerland – 6.33%
ABB Ltd.	505	19,250
Adecco Group AG	270	13,770
Alcon, Inc.	740	65,296
Bachem Holding AG - Class B(4)	0	197
Baloise Holding AG	2	306
Barry Callebaut AG(4)	0	350
Chocoladefabriken Lindt & Spruengli AG(4)	0	595
Chocoladefabriken Lindt & Spruengli AG - REG(4)	0	536
Cie Financiere Richemont SA	229	3,473
Cie Financiere Richemont SA	581	86,870
Clariant AG(1)	9	184
Coca-Cola HBC AG(1)	8	280
Credit Suisse Group AG - Class A	1,590	15,412
EMS-Chemie Holding AG(4)	0	329
Geberit AG	34	27,794
Givaudan SA(4)	0	1,967
Glencore Plc	5,338	27,199
Helvetia Holding AG	20	2,370
Julius Baer Group Ltd.	172	11,528
Kuehne & Nagel International AG	2	718
LafargeHolcim Ltd.(1)	275	13,988
Logitech International SA	93	7,800
Lonza Group AG	81	67,041
Nestle SA	531	74,130
Novartis AG	1,981	174,059
Partners Group Holding AG	1	1,520
Roche Holding AG	1	585
Roche Holding AG	348	144,521
Schindler Holding AG	1	222
Schindler Holding AG	2	454
SGS SA(4)	0	817
Sika AG	199	82,896
Sonova Holding AG	34	13,183
STMicroelectronics NV	28	1,363
Straumann Holding AG(4)	0	897
Swatch Group AG - BR	1	371
Swatch Group AG - REG	2	134
Swiss Life Holding AG	1	799
Swiss Prime Site AG	3	314
Swiss Re AG	13	1,253
Swisscom AG	1	610
Temenos AG	3	381
UBS Group AG	2,770	49,728
VAT Group AG(3)	1	543
Vifor Pharma AG	2	368
Zurich Insurance Group AG	6	2,735

Total Switzerland		919,136

Taiwan – 2.55%
Advantech Co. Ltd.	273	3,903

Catcher Technology Co. Ltd.	1,167	6,597
Chailease Holding Co. Ltd.	342	3,253
Delta Electronics, Inc.	294	2,917
Giant Manufacturing Co. Ltd.	203	2,527
Hon Hai Precision Industry Co. Ltd.	13,802	51,761
MediaTek, Inc.	90	3,862
Taiwan Semiconductor Manufacturing Co. Ltd.	4,572	101,134
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,601	192,582
Uni-President Enterprises Corp.	575	1,424

Total Taiwan		369,960

Thailand – 0.09%
Kasikornbank PCL(6)	325	1,377
Thai Beverage PCL	23,361	11,451

Total Thailand		12,828

United Kingdom – 16.45%
3i Group Plc	1,281	25,114
Admiral Group Plc	293	12,555
Anglo American Plc	54	2,206
Ashtead Group Plc	18	1,463
ASOS Plc(1)	281	9,138
Associated British Foods Plc	15	401
AstraZeneca Plc	63	7,398
Auto Trader Group Plc(3)	5,738	57,463
AVEVA Group Plc	5	231
Aviva Plc	4,331	24,142
BAE Systems Plc	1,453	10,832
Barclays Plc	22,976	58,525
Barratt Developments Plc	395	4,011
Berkeley Group Holdings Plc	5	308
BP Plc	32,117	143,904
British American Tobacco Plc	148	5,478
British Land Co. Plc	36	259
BT Group Plc - Class A	375	863
Bunzl Plc	475	18,567
Burberry Group Plc	767	18,927
Capita Plc(1)	9,066	4,486
Cazoo Group Ltd.(1)	108	649
Close Brothers Group Plc	151	2,872
CNH Industrial NV	1,450	28,044
Coca-Cola European Partners Plc	131	7,340
Compass Group Plc(1)	1,201	27,036
ConvaTec Group Plc(3)	4,470	11,677
Croda International Plc	6	766
Devro Plc	834	2,326
Diageo Plc	517	28,274
DS Smith Plc	2,163	11,266
easyJet Plc(1)	914	6,940
Entain Plc(1)	1,043	23,833
Euromoney Institutional Investor Plc	168	2,120
Evraz Plc	20	166
Farfetch Ltd. - Class A(1)	756	25,284
Ferguson Plc	9	1,602
Future Plc	58	3,018
Games Workshop Group Plc	209	28,220
GlaxoSmithKline Plc	6,482	141,133
Halma Plc	15	668
Hargreaves Lansdown Plc	1,770	32,523
Hays Plc	7,228	14,352
HomeServe Plc	2,435	28,825
HSBC Holdings Plc	432	2,607
HSBC Holdings Plc	8,456	51,066
IG Group Holdings Plc	588	6,499
Imperial Brands Plc	4,124	90,370
Inchcape Plc	1,015	12,534
Informa Plc(1)	532	3,724
InterContinental Hotels Group Plc(1)	57	3,669
International Personal Finance Plc	1,331	2,310
Intertek Group Plc	720	54,893
ITV Plc(1)	9,038	13,589
J Sainsbury Plc	11,787	44,059
JD Sports Fashion Plc	101	298
John Wood Group Plc(1)	14,787	38,421
Johnson Matthey Plc	538	14,961
Jupiter Fund Management Plc	1,889	6,552
Kingfisher Plc	22,211	102,166
Land Securities Group Plc	30	318
Legal & General Group Plc	248	1,000
Lloyds Banking Group Plc	237,469	154,211
London Stock Exchange Group Plc	13	1,255
M&G Plc	106	286
Melrose Industries Plc	174	378
Mondi Plc	20	497
National Express Group Plc(1)	876	3,063

National Grid Plc	150	2,164
Natwest Group Plc	7,927	24,275
Next Plc	5	589
Non-Standard Finance Plc(1)(3)	100	3
Ocado Group Plc(1)	20	466
Pagegroup Plc	496	4,267
Pearson Plc	32	263
Persimmon Plc	13	511
Petrofac Ltd.(1)	451	704
Pets at Home Group Plc	946	5,955
Phoenix Group Holdings Plc	27	235
Provident Financial Plc(1)	967	4,702
Prudential Plc	42	713
Prudential Plc	361	6,240
Rathbone Brothers Plc	80	2,172
Reckitt Benckiser Group Plc	515	44,342
RELX Plc	726	23,694
Rentokil Initial Plc	76	605
Rightmove Plc	8,310	89,668
Rio Tinto Plc	334	22,020
Rolls-Royce Holdings Plc(1)	6,094	10,172
Rotork Plc	524	2,550
RWS Holdings Plc	300	2,643
Sage Group Plc	43	500
Schroders Plc	5	257
Segro Plc	49	959
Serco Group Plc	4,748	8,623
Severn Trent Plc	11	424
Smith & Nephew Plc	176	3,066
Smiths Group Plc	17	362
Spirax-Sarco Engineering Plc	3	644
SSE Plc	5,941	132,808
SSP Group Plc(1)	4,691	15,343
St James's Place Plc	570	13,018
Standard Chartered Plc	5,574	33,894
Standard Life Aberdeen Plc	90	293
Taylor Wimpey Plc	3,154	7,520
TechnipFMC Plc(1)	114	687
TechnipFMC Plc(1)	3,324	19,675
Tesco Plc	45,891	180,678
Trainline Plc(1)(3)	4,243	16,024
Travis Perkins Plc	2,455	51,833
Unilever Plc	498	26,697
United Utilities Group Plc	29	427
Vodafone Group Plc	19,979	30,094
Weir Group Plc	642	14,899
WH Smith Plc(1)	457	9,187
Whitbread Plc(1)	8	337
Wise Plc - Class A(1)	1,427	14,674
WPP Plc	7,311	111,326

Total United Kingdom		2,387,133

United States – 2.62%
Aon Plc - Class A	149	44,693
Carnival Plc(1)	170	3,188
EPAM Systems, Inc.(1)	93	61,832
Mettler-Toledo International, Inc.(1)	82	139,607
ResMed, Inc.	296	77,102
Samsonite International SA(1)(3)	609	1,236
STERIS Plc	218	53,088

Total United States		380,746

Total Common Stocks (Cost: $11,339,865)		14,195,596

PREFERRED STOCKS – 0.43%
Germany – 0.43%
Bayerische Motoren Werke AG	2	195
Fuchs Petrolub SE	3	129
Henkel AG & Co. KGaA	7	597
Porsche Automobil Holding SE	6	600
Sartorius AG	1	719
Volkswagen AG	298	59,926

Total Germany		62,166

South Korea – 0.00%(2)
Amorepacific Group(1)	6	175

Total South Korea		175

Total Preferred Stocks (Cost: $62,278)		62,341

SHORT-TERM INVESTMENTS – 1.73%
Money Market Funds – 1.44%
Goldman Sachs Financial Square Government Fund - Class I, 0.03%(5)	209,120	209,120

Total Money Market Funds (Cost: $209,120)		209,120

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.29%
ANZ, Hong Kong, - 0.33% due 01/04/2022	AUD 235	171
ANZ, London, 0.01% due 01/03/2022	$214	214
BNP Paribas, Paris, - 1.61% due 01/03/2022	CHF 13	14
Brown Brothers Harriman, - 10.58% due 01/03/2022	SEK 8,341	923
Brown Brothers Harriman, 0.00% due 01/03/2022	HKD 550	71
Brown Brothers Harriman, 0.01% due 01/05/2022	NZD 52	35
Brown Brothers Harriman, 0.01% due 01/03/2022	SGD 31	23
Brown Brothers Harriman, 0.01% due 01/03/2022	DKK 156	24
Brown Brothers Harriman, 0.03% due 01/03/2022	NOK 90	10
Brown Brothers Harriman, 3.45% due 01/03/2022(4)	ZAR 1	0
Citibank, London, - 0.97% due 01/03/2022	EUR 1,318	1,501
Citibank, London, 0.01% due 01/04/2022	GBP 3,551	4,806
National Australia Bank, London, 0.01% due 01/03/2022	$211	211
Royal Bank of Canada, Toronto, 0.01% due 01/03/2022	374	374
Sumitomo, Tokyo, - 0.34% due 01/04/2022	JPY 2,497,338	21,710
Sumitomo, Tokyo, 0.01% due 01/03/2022	$12,122	12,122

Total Time Deposits (Cost: $42,209)		42,209

Total Short-Term Investments (Cost: $251,329)		251,329

TOTAL INVESTMENTS IN SECURITIES – 99.95%
(Cost: $11,653,472)		14,509,266

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.05%		6,935

TOTAL NET ASSETS – 100.00%		$14,516,201

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

GDR Global Depositary Receipt

REIT Real Estate Investment Trust

AUD Australian Dollar

CHF Swiss Franc

DKK Danish Krone

EUR Euro

GBP British Pound

HKD Hong Kong Dollar

JPY Japanese Yen

NOK Norwegian Krone

NZD New Zealand Dollar

SEK Swedish Krona

SGD Singapore Dollar

ZAR South African Rand

(1)	Non-income producing security.
(2)	Amount calculated is less than 0.005%.
(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $557,454, which represents 3.84% of total net assets.

(4)	A zero balance may reflect actual amounts rounding to less than one thousand.
(5)	Represents annualized seven-day yield as of the close of the reporting period.
(6)	Security that is categorized as Level 3 per the Trust's fair value hierarchy. The value of these securities totals $1,694, which represents 0.01% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
24	Euro Stoxx 50 Future	Mar. 2022	EUR 1,000	$1,172	$32
10	FTSE 100 INDEX Future	Mar. 2022	GBP 725	991	10
5	TOPIX INDEX Future	Mar. 2022	JPY 98,484	866	10

					$52

COMMON STOCKS	Percentage of Net Assets
Communication Services	6.30%
Consumer Discretionary	15.74
Consumer Staples	7.76
Energy	3.69
Financials	13.92
Healthcare	13.30
Industrials	15.78
Information Technology	12.87
Materials	4.98
Real Estate	0.20
Utilities	3.25

Total Common Stocks	97.79

PREFERRED STOCKS
Consumer Discretionary	0.42
Consumer Staples	0.01
Healthcare	0.00	(1)
Materials	0.00	(1)

Total Preferred Stocks	0.43

SHORT-TERM INVESTMENTS	1.73

TOTAL INVESTMENTS	99.95
OTHER ASSETS IN EXCESS OF LIABILITIES	0.05

TOTAL NET ASSETS	100.00%

(1)	Amount calculated is less than 0.005%.

The accompanying notes are an integral part of this Schedule of Investments.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a)    The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)    There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 13. EXHIBITS.

(a)    (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit.

Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.

There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)     Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bridge Builder Trust

By:	/s/ Julius A. Drelick III
Julius A. Drelick III
Title:	Principal Executive Officer

Date:	February 14, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julius A. Drelick III
Julius A. Drelick III
Title:	Principal Executive Officer

Date:	February 14, 2022

By:	/s/ Aaron J. Masek
Aaron J. Masek
Title:	Principal Financial Officer

Date:	February 14, 2022